                                    [LOGO]            PIMCO
                                                      FUNDS

                                                              PACIFIC INVESTMENT
                                                               MANAGEMENT SERIES




                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 2001

Treasury Yield Curves

                                     [GRAPH]


                     Date Range      9/28/01      3/30/01

                     3 month          2.365        4.281
                     6 month          2.348        4.127
                     2 year           2.847        4.176
                     5 year           3.802        4.555
                     10 year          4.586        4.915
                     30 year          5.419        5.443

On the cover:

Presented on the front cover and in greater detail here are U.S. Treasury yield curves depicting the term structure of interest rates at two different snapshots in time. The graph compares the yield curve as of March 30, 2001 with that of September 28, 2001, corresponding with the beginning and end of the Trust's fiscal half-year. Historical graphs such as this assist PIMCO in evaluating longer-term trends in the financial markets.

As the graph illustrates, U.S. Treasury yields decreased across all maturities during the Trust's fiscal half year, especially for shorter maturity securities. High quality assets such as Treasuries and mortgages outperformed other fixed income securities, as well as stocks, over the third calendar quarter as investors sought safety amid market turmoil. Short and intermediate maturities fared especially well as yield curves steepened worldwide. Two-year Treasury yields, already falling before the attacks in expectation of more Fed easing, plunged a total of 1.33% over the quarter to close at 2.85%. Ten and 30-year Treasury yields fell by 0.32% and 0.02% to close at 4.59% and 5.42%, respectively.

Contents

Chairman's Message .........................................................   1
A Conversation with Bill Gross and Paul McCulley ...........................   2
Financial Highlights .......................................................  32
Statements of Assets and Liabilities .......................................  44
Statements of Operations ...................................................  48
Statements of Changes in Net Assets ........................................  52
Statements of Cash Flows ...................................................  59
Notes to Financial Statements .............................................. 179

                                                           Fund      Schedule of
                                                          Summary    Investments
Total Return Fund .......................................     4             60
Total Return Fund II ....................................     5             89
Total Return Fund III ...................................     6             94
Moderate Duration Fund ..................................     7             98
Low Duration Fund .......................................     8            102
Low Duration Fund II ....................................     9            110
Low Duration Fund III ...................................    10            112
Short-Term Fund .........................................    11            114
Money Market Fund .......................................    12            118
Long-Term U.S. Government Fund ..........................    13            119
Investment Grade Corporate Bond Fund ....................    14            123
High Yield Fund .........................................    15            125
Total Return Mortgage Fund ..............................    16            131
GNMA Fund ...............................................    17            133
Real Return Fund ........................................    18            135
Foreign Bond Fund .......................................    19            138
Global Bond Fund ........................................    20            145
Global Bond Fund II .....................................    21            152
Emerging Markets Bond Fund ..............................    22            158
Strategic Balanced Fund .................................    23            160
Convertible Fund ........................................    24            161
European Convertible Fund ...............................    25            163
StocksPLUS Fund .........................................    26            164
Municipal Bond Fund .....................................    27            168
Short Duration Municipal Income Fund ....................    28            171
California Intermediate Municipal Bond Fund .............    29            173
California Municipal Bond Fund ..........................    30            176
New York Municipal Bond Fund ............................    31            178

Chairman's Letter


Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for PIMCO Funds:
Pacific Investment Management Series. During the Trust's fiscal half year, assets grew by $ 11.2 billion to finish the six-month period ended September 30, 2001 at $ 80.0 billion.

The U.S. economy showed few signs of recovery even before the terrorist attacks against the U.S. on September 11. Major indicators pointed to continued retrenchment by debt-laden businesses and consumers after several years of over-indulgence. Investment spending and profits at U.S. companies were falling; unemployment and layoffs across a wide range of industries were on the rise; consumer confidence, long the bulwark of U.S. growth, fell to an eight-year low as consumers spent just enough to keep the economy from contracting.

The picture was no brighter outside the U.S. Growth in the Eurozone slowed to almost zero in the second quarter. Japan's economy shrank as business spending fell and exports plunged.

The attacks made these weaknesses more acute by heightening risk aversion among consumers, businesses and investors. Layoffs mounted, especially in the airline and aerospace industries, with more on the way. Already weak stock markets fell sharply, as did prices of corporate and emerging market bonds. Trading volume and liquidity in bond markets fell well below normal levels after the attacks, although they returned close to normal by period end.

Injections of liquidity by the Federal Reserve and rate cuts by central banks worldwide helped to bolster confidence in financial markets. In particular, bond markets rallied strongly. The Fed eased 1.50% over the six-month period and then another 0.50% just after the close of the period. In Japan, where interest rates are near zero, the central bank tried to boost the economy by intervening in currency markets to hold down the yen's value.

On the following pages you will find commentary from PIMCO's Bill Gross and Paul McCulley, plus specific details as to each Fund's portfolio and total return investment performance including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.


Sincerely,

/s/ Brent R. Harris

Brent R. Harris

Chairman of the Board

October 31, 2001

                                      9.30.01 | PIMCO Funds Semi-Annual Report 1

Economic Outlook

[PHOTO]
Bill Gross

Buying and Selling Hope

The September 11th attacks dealt a blow to the U.S. economy, causing many investors to wonder what's next for the financial markets--and their portfolios. In this excerpt from the October issue of his Investment Outlook, Bill Gross asks then answers three fundamental questions that shed some light on the current investment climate.

ALL THE INTEREST OF MY REASON COMES TOGETHER IN THE FOLLOWING THREE QUESTIONS:

(1) What can I know?
(2) What ought I to do?
(3) What may I hope?
                                                                --Immanuel Kant,
                                                         Critique of Pure Reason

Any investor, anytime must ask the question, "What am I buying?"--not just in relation to the money manager but to the investments themselves. Am I buying hope or am I buying value? That question is especially important in the wake of the September 11th attacks, because it's only natural to combine patriotism with hope for a better tomorrow and come to incorrect conclusions about valuations. But when it comes to investing, it pays to use one's head instead of one's heart. The heart should be responsible for writing a check to the Red Cross to assist surviving families in NYC, Washington D.C. and those killed in Pennsylvania. The head should be in charge of deciding whether bonds or stocks make sense at today's prices in an increasingly risky global economic and sociopolitical environment.

Eighteenth century philosopher Immanuel Kant wrote in his Critique of Pure Reason some sage advice for any investor, quoted at the beginning of this piece. His questions, at least for today will be my questions, beginning with...

1) WHAT CAN I KNOW?

I know several things. I know that in the early part of September, the U.S. economy was already in recession, and in the aftermath of September 11th, recovery could be postponed deep into 2002. I know President Bush and other government officials believe this war will be a long lasting one requiring sacrifices from all Americans. I know that the monetary spigot has been opened wide and that the fiscal lock box has been broken into. I know that since September 11th the financial environment has become increasingly risky. And finally, I know that significant secular trends involving globalization and privatization are at risk of slowing down or even reversing.

2) WHAT OUGHT I TO DO?

In an environment of increasing economic/financial risk, PIMCO's stance will focus first on protection of principal and secondarily on increasing return. Prices are not right at the moment for taking big chances either in bonds or in stocks. We are in the culminating phase of a 20-year Treasury bond bull market with 2-year yields at 23/4% and 10-year yields at 41/2%.* Should an investor risk principal loss for such paltry returns? Hardly. Should a risk-averse investor grab for Baa and junk bond yields in an environment where corporate profits are at risk? Hardly. For now, PIMCO will stress high quality, close to market durations, and a healthy dose of European sovereign credits.

3) WHAT MAY I HOPE?

Yours truly and PIMCO are not in the business of selling hope nor in paying too high a price for it on your behalf. I hope that America comes back from its current recession quicker than ever. I hope our current war against terrorism is won and won decisively. I hope the American initiatives promoting globalization and privatization are not halted or reversed. But I have serious questions about all of these hopes and more. "All the interest of my reason," as perhaps that of Immanuel Kant were he a 21st century investor, suggests the ascendancy of caution, not hope, and the protection of principal at the expense of return.

Bill Gross is a founder and the Chief Investment Officer of PIMCO. He manages the PIMCO Total Return and Low Duration Funds, as well as various other fixed income funds.

* As of October 4, 2001

2 PIMCO Funds Semi-Annual Report | 9.30.01

[PHOTO]
Paul McCulley

The Right Way

All year, investors have been looking to the Fed to cut interest rates in an attempt to put the economy back on track. The Fed has delivered and, in the aftermath of September 11, it has intensified its efforts. But, as Paul McCulley explains in this excerpt from his October Fed Focus newsletter, cutting interest rates simply isn't enough.

The nation is in recession. When it began exactly, I don't know. The precise dating of recessions is not a science but an art, practiced by the National Bureau of Economic Research (NBER). And the NBER only dates them long after the fact. That's because the NBER is not in the forecasting business, but rather the history business. And in writing history, it is more important to be right than quick.

BETTER RIGHT AND QUICK

In Congressional testimony since the tragedies of September 11, Mr. Greenspan has evoked precisely the same dictum with respect to enacting additional fiscal stimulus: it is more important to be right than quick. Philosophically, it's hard to argue with that proposition.

I worry, however, that Mr. Greenspan's plea to avoid undue haste in crafting a fiscal stimulus package arises from the fact that he has only accepted the inevitability of a fiscal stimulus package, but has not embraced either its efficacy or desirability. More bluntly, I believe that Mr. Greenspan still believes that monetary policy should be the dominant and dominating counter-cyclical policy tool, aided and abetted by the "bond market vigilantes" policing fiscal policy authorities.

AND THE RIGHT WAY IS...

There is, as Mr. Greenspan argues, a "right" way to construct a fiscal stimulus package. And one that is expected to "work" will, by definition, offend the "bond market vigilantes." Put differently, long-term Treasury yields will naturally rise if/when credible prospects for recovery diminish the "safe" haven bid for long-term Treasuries. How much they rise will depend, in large part, on whether the Fed is expected to jack short-term rates when recovery is at hand. Thus, the "right" way for Congress to construct a fiscal stimulus is to (1) start with the presumption that, if successful, the vaunted "bond market vigilantes" will not like it; and (2) demand a pledge from the Fed to resist any urge to tighten in "solidarity" with the "bond market vigilantes."

A PRE-HOLIDAY TAX HOLIDAY

I'd like to offer my proposal for a fiscal stimulus package: a 3-6 month "holiday" in all payroll (social security) taxes, which are paid half and half by the employee and the employer -7.65% on both sides. A payroll tax holiday has five key features I think make it the "right" way to go.

 . It is large. The tax will raise almost $700 billion this year, about 7% of GDP. Thus, a 3-6 month holiday from the tax would boost private sector cash flow by 1%-3% of GDP, well above the 1% of GDP that conventional econometric models--and Greenspan--suggest is appropriate.
 . It has a "sunset" provision, by definition: the length of the holiday.
 . Payroll tax is a regressive tax on the household sector, with only 1.45% of both employee and employer levies applying to incomes above $80,400 (for Medicare). Thus, a holiday from the tax would put hard cold take-home cash into the hands of those who have a high marginal propensity to consume.
 . Since the business sector pays half the tax "on behalf" of their employees, a three-month holiday from the tax would be an immediate boon to business cash flow--potentially over $75 billion, a large number in the context of after-tax corporate profits of just under $600 billion in 2000.
 . It's exceedingly easy to administer and fast-acting--preferably before the Christmas shopping season.

The bottom line: a payroll tax holiday can deliver what's needed--fiscal stimulus that's both right and quick.

Paul McCulley is a Managing Director at PIMCO and is the manager of the PIMCO Short-Term Fund, as well as various other fixed income funds.

No part of this publication may be reproduced in any form, or referred to in any other publication, without express written permission. These articles contain the current opinions of the authors but not necessarily Pacific Investment Management Company LLC, and do not represent a recommendation of any particular security, strategy, or investment product. The authors' opinions are subject to change without notice. Information contained herein has been obtained from sources believed to be reliable, but is not guaranteed. These articles are distributed for educational purposes and should not be considered as investment advice or an offer of any security for sale. Copyright 2001, PIMCO

                                      9.30.01 | PIMCO Funds Semi-Annual Report 3

PIMCO Total Return Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily intermediate maturity fixed income securities.

DURATION:
4.4 years

FUND INCEPTION DATE:
Institutional Class: 5/11/1987
Administrative Class: 9/07/1994

TOTAL NET ASSETS:
$48.4 billion

PORTFOLIO MANAGER:
William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                 6 Months     1 Year     3 Years*     5 Years*     10 Years*     Since Inception*
Total Return Fund Institutional Class              6.22%      14.38%       7.00%        8.90%        8.79%             9.43%

Total Return Fund Administrative Class             6.09%      14.10%       6.74%        8.63%          --              8.67%

Lehman Brothers Aggregate Bond Index               5.20%      12.95%       6.39%        8.06%        7.76%               --

Lipper Intermediate Investment
Grade Debt Fund Average                            4.48%      11.71%       5.44%        7.06%        7.31%               --

* Annualized


SECTOR BREAKDOWN*

   Mortgage-Backed Securities               54.4%
   Corporate Bonds & Notes                  24.5%
   U.S. Treasury Obligations                 6.9%
   Short-Term Instruments                    5.4%
   Asset-Backed Securities                   8.8%


QUALITY BREAKDOWN*

   AAA                                      72.1%
    AA                                       4.9%
     A                                      15.3%
   BBB                                       6.1%
    BB                                       1.6%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001
$5,000,000 invested at inception

                               [CHART]

                                                       Lehman Brothers
                                                       Aggregate Bond
  Month                    Total Return Fund                Index
==========                 =================           ===============
05/31/1987                     5,000,000                  5,000,000
06/30/1987                     5,063,956                  5,068,813
07/31/1987                     5,051,390                  5,064,918
08/31/1987                     5,039,534                  5,037,815
09/30/1987                     4,913,547                  4,930,538
10/31/1987                     5,070,060                  5,106,141
11/30/1987                     5,107,024                  5,147,040
12/31/1987                     5,153,726                  5,217,151
01/31/1988                     5,364,621                  5,400,545
02/29/1988                     5,425,978                  5,464,652
03/31/1988                     5,377,483                  5,413,367
04/30/1988                     5,349,895                  5,384,153
05/31/1988                     5,323,746                  5,347,962
06/30/1988                     5,451,097                  5,476,986
07/31/1988                     5,444,079                  5,448,260
08/31/1988                     5,470,463                  5,462,542
09/30/1988                     5,574,381                  5,586,211
10/31/1988                     5,662,479                  5,691,379
11/30/1988                     5,612,027                  5,622,241
12/31/1988                     5,637,131                  5,628,571
01/31/1989                     5,706,918                  5,709,556
02/28/1989                     5,670,892                  5,668,171
03/31/1989                     5,697,790                  5,692,677
04/30/1989                     5,825,551                  5,811,802
05/31/1989                     5,967,305                  5,964,522
06/30/1989                     6,168,244                  6,146,131
07/31/1989                     6,298,843                  6,276,779
08/31/1989                     6,190,418                  6,183,783
09/30/1989                     6,221,536                  6,215,431
10/31/1989                     6,371,017                  6,368,476
11/30/1989                     6,426,949                  6,429,174
12/31/1989                     6,440,083                  6,446,378
01/31/1990                     6,332,594                  6,369,774
02/28/1990                     6,349,652                  6,390,386
03/31/1990                     6,344,778                  6,395,092
04/30/1990                     6,255,058                  6,336,504
05/31/1990                     6,460,283                  6,524,117
06/30/1990                     6,569,705                  6,628,798
07/31/1990                     6,676,661                  6,720,495
08/31/1990                     6,571,662                  6,630,745
09/30/1990                     6,578,458                  6,685,601
10/31/1990                     6,669,789                  6,770,482
11/30/1990                     6,838,024                  6,916,223
12/31/1990                     6,958,354                  7,023,987
01/31/1991                     7,027,903                  7,110,815
02/28/1991                     7,126,178                  7,171,514
03/31/1991                     7,216,808                  7,220,852
04/30/1991                     7,335,070                  7,299,078
05/31/1991                     7,390,178                  7,341,762
06/30/1991                     7,401,768                  7,338,029
07/31/1991                     7,508,521                  7,439,788
08/31/1991                     7,712,232                  7,600,786
09/30/1991                     7,894,694                  7,754,804
10/31/1991                     7,975,769                  7,841,145
11/30/1991                     8,045,044                  7,913,042
12/31/1991                     8,319,147                  8,148,046
01/31/1992                     8,251,437                  8,037,198
02/29/1992                     8,323,957                  8,089,457
03/31/1992                     8,292,135                  8,043,852
04/30/1992                     8,335,850                  8,101,954
05/31/1992                     8,508,487                  8,254,836
06/30/1992                     8,616,472                  8,368,443
07/31/1992                     8,827,524                  8,539,178
08/31/1992                     8,902,987                  8,625,682
09/30/1992                     9,043,980                  8,727,928
10/31/1992                     8,965,037                  8,612,211
11/30/1992                     8,972,362                  8,614,159
12/31/1992                     9,129,278                  8,751,136
01/31/1993                     9,297,750                  8,918,950
02/28/1993                     9,504,901                  9,075,078
03/31/1993                     9,560,206                  9,112,893
04/30/1993                     9,643,848                  9,176,350
05/31/1993                     9,666,306                  9,188,036
06/30/1993                     9,876,645                  9,354,551
07/31/1993                     9,937,133                  9,407,459
08/31/1993                    10,163,538                  9,572,351
09/30/1993                    10,204,890                  9,598,643
10/31/1993                    10,277,472                  9,634,511
11/30/1993                    10,187,745                  9,552,551
12/31/1993                    10,271,501                  9,604,324
01/31/1994                    10,396,445                  9,733,998
02/28/1994                    10,210,928                  9,564,886
03/31/1994                     9,995,399                  9,329,070
04/30/1994                     9,896,929                  9,254,577
05/31/1994                     9,850,224                  9,253,278
06/30/1994                     9,814,015                  9,232,829
07/31/1994                    10,015,509                  9,416,223
08/31/1994                    10,044,623                  9,427,908
09/30/1994                     9,917,753                  9,289,146
10/31/1994                     9,906,083                  9,280,869
11/30/1994                     9,907,443                  9,260,257
12/31/1994                     9,904,417                  9,324,202
01/31/1995                    10,082,267                  9,508,731
02/28/1995                    10,319,048                  9,734,809
03/31/1995                    10,417,456                  9,794,534
04/30/1995                    10,600,658                  9,931,349
05/31/1995                    10,936,213                 10,315,665
06/30/1995                    10,929,713                 10,391,294
07/31/1995                    10,936,311                 10,368,086
08/31/1995                    11,105,123                 10,493,216
09/30/1995                    11,244,355                 10,595,300
10/31/1995                    11,415,091                 10,733,089
11/30/1995                    11,662,396                 10,893,924
12/31/1995                    11,863,138                 11,046,806
01/31/1996                    11,960,385                 11,120,164
02/29/1996                    11,668,778                 10,926,870
03/31/1996                    11,578,391                 10,850,915
04/30/1996                    11,530,294                 10,789,892
05/31/1996                    11,499,480                 10,767,982
06/30/1996                    11,683,873                 10,912,588
07/31/1996                    11,714,500                 10,942,450
08/31/1996                    11,704,501                 10,924,111
09/30/1996                    11,973,193                 11,114,483
10/31/1996                    12,284,300                 11,360,686
11/30/1996                    12,575,406                 11,555,278
12/31/1996                    12,419,446                 11,447,838
01/31/1997                    12,465,678                 11,482,894
02/28/1997                    12,494,013                 11,511,458
03/31/1997                    12,342,925                 11,383,894
04/30/1997                    12,565,728                 11,554,304
05/31/1997                    12,694,757                 11,663,529
06/30/1997                    12,843,894                 11,801,967
07/31/1997                    13,203,071                 12,120,229
08/31/1997                    13,089,168                 12,016,846
09/30/1997                    13,301,627                 12,194,073
10/31/1997                    13,461,510                 12,370,975
11/30/1997                    13,523,400                 12,427,941
12/31/1997                    13,681,812                 12,553,071
01/31/1998                    13,893,968                 12,714,230
02/28/1998                    13,855,371                 12,704,087
03/31/1998                    13,902,211                 12,748,312
04/30/1998                    13,957,191                 12,814,853
05/31/1998                    14,119,833                 12,936,413
06/30/1998                    14,257,594                 13,046,124
07/31/1998                    14,305,551                 13,073,877
08/31/1998                    14,533,176                 13,286,646
09/30/1998                    14,969,015                 13,597,767
10/31/1998                    14,869,808                 13,525,870
11/30/1998                    14,925,950                 13,602,636
12/31/1998                    15,018,914                 13,643,534
01/31/1999                    15,109,171                 13,740,911
02/28/1999                    14,831,091                 13,501,039
03/31/1999                    14,958,503                 13,575,857
04/30/1999                    15,032,946                 13,618,865
05/31/1999                    14,870,656                 13,499,578
06/30/1999                    14,846,270                 13,456,570
07/31/1999                    14,790,750                 13,399,279
08/31/1999                    14,803,007                 13,392,596
09/30/1999                    14,968,364                 13,547,942
10/31/1999                    15,018,938                 13,597,929
11/30/1999                    15,055,090                 13,596,955
12/31/1999                    14,976,517                 13,531,388
01/31/2000                    14,900,278                 13,487,081
02/29/2000                    15,083,651                 13,650,188
03/31/2000                    15,307,078                 13,830,012
04/30/2000                    15,264,806                 13,790,412
05/31/2000                    15,262,467                 13,784,082
06/30/2000                    15,586,098                 14,070,858
07/31/2000                    15,729,678                 14,198,585
08/31/2000                    15,977,572                 14,404,375
09/30/2000                    16,034,043                 14,494,936
10/31/2000                    16,135,944                 14,590,853
11/30/2000                    16,451,556                 14,829,427
12/31/2000                    16,786,703                 15,104,518
01/31/2001                    17,032,309                 15,351,532
02/28/2001                    17,196,785                 15,485,264
03/31/2001                    17,266,189                 15,563,003
04/30/2001                    17,107,442                 15,498,343
05/31/2001                    17,174,199                 15,591,965
06/30/2001                    17,222,245                 15,650,786
07/31/2001                    17,819,063                 16,000,687
08/31/2001                    18,040,583                 16,184,024
09/30/2001                    18,340,232                 16,372,525

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 . The Total Return Fund outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2001, returning 6.22% versus 5.20% for the Index.
 . The Fund's duration was longer than its benchmark's during the second quarter of the calendar year, which negatively impacted returns as yields rose. Subsequently, duration positioning and an emphasis on shorter maturity instruments were a positive as yields fell in the third quarter on weaker than expected economic growth.
 . The Fund benefited from an overweight in mortgage securities, which provided a high quality source of additional yield.
 . An underweight in investment grade corporates hurt returns in the second quarter of the year, but was positive in the third quarter as corporates underperformed Treasuries due to widening yield premiums.
 . Holdings along Euro-zone and UK yield curves, especially on the short end of these curves, were a positive for performance as European markets rallied in anticipation of weaker growth and further rate cuts.

4 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Total Return Fund II

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions.

DURATION:
4.4 years

FUND INCEPTION DATE:
Institutional Class: 12/30/1991
Administrative Class: 11/30/1994

TOTAL NET ASSETS:
$1.8 billion

PORTFOLIO MANAGER:
William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2001

                                                 6 Months     1 Year     3 Years*     5 Years*     Since Inception*
Total Return Fund II Institutional Class           6.87%      15.24%       6.72%        8.76%            8.20%

Total Return Fund II Administrative Class          6.74%      14.96%       6.46%        8.49%            8.96%

Lehman Brothers Aggregate Bond Index               5.20%      12.95%       6.39%        8.06%              --

Lipper Intermediate Investment
Grade Debt Fund Average                            4.48%      11.71%       5.44%        7.06%              --

* Annualized


SECTOR BREAKDOWN*

   Mortgage-Backed Securities               52.7%
   Corporate Bonds & Notes                  26.9%
   Asset-Backed Securities                   7.1%
   Short-Term Instruments                    5.9%
   U.S. Treasury Obligations                 5.6%
   Other                                     1.8%


QUALITY BREAKDOWN*

   AAA                                      67.9%
    AA                                       5.4%
     A                                      20.3%
   BBB                                       6.1%
    BB                                       0.3%

* % of Total Investments as of September 30, 2001

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001
$5,000,000 invested at inception

                               [CHART]

                                                       Lehman Brothers
                                                        Aggregate Bond
Month                     Total Return Fund II              Index
=====                     ====================         ===============
12/31/1991                     5,000,000                  5,000,000
01/31/1992                     4,929,716                  4,931,979
02/29/1992                     4,951,937                  4,964,047
03/31/1992                     4,937,873                  4,936,062
04/30/1992                     4,963,257                  4,971,716
05/31/1992                     5,075,312                  5,065,531
06/30/1992                     5,149,979                  5,135,245
07/31/1992                     5,309,040                  5,240,016
08/31/1992                     5,355,136                  5,293,098
09/30/1992                     5,437,041                  5,355,841
10/31/1992                     5,367,337                  5,284,832
11/30/1992                     5,383,727                  5,286,027
12/31/1992                     5,471,600                  5,370,083
01/31/1993                     5,579,371                  5,473,060
02/28/1993                     5,705,377                  5,568,868
03/31/1993                     5,719,997                  5,592,073
04/30/1993                     5,793,075                  5,631,013
05/31/1993                     5,790,801                  5,638,183
06/30/1993                     5,920,354                  5,740,365
07/31/1993                     5,952,711                  5,772,831
08/31/1993                     6,070,915                  5,874,017
09/30/1993                     6,093,002                  5,890,150
10/31/1993                     6,109,820                  5,912,160
11/30/1993                     6,049,436                  5,861,866
12/31/1993                     6,067,802                  5,893,636
01/31/1994                     6,149,761                  5,973,210
02/28/1994                     6,050,676                  5,869,435
03/31/1994                     5,910,178                  5,724,729
04/30/1994                     5,870,870                  5,679,016
05/31/1994                     5,858,460                  5,678,219
06/30/1994                     5,845,104                  5,665,671
07/31/1994                     5,977,463                  5,778,209
08/31/1994                     5,984,657                  5,785,380
09/30/1994                     5,896,835                  5,700,229
10/31/1994                     5,889,838                  5,695,150
11/30/1994                     5,888,896                  5,682,502
12/31/1994                     5,933,421                  5,721,741
01/31/1995                     6,043,232                  5,834,977
02/28/1995                     6,182,752                  5,973,708
03/31/1995                     6,223,522                  6,010,358
04/30/1995                     6,299,808                  6,094,313
05/31/1995                     6,523,923                  6,330,146
06/30/1995                     6,551,569                  6,376,556
07/31/1995                     6,507,691                  6,362,315
08/31/1995                     6,628,805                  6,439,100
09/30/1995                     6,717,353                  6,501,743
10/31/1995                     6,829,613                  6,586,296
11/30/1995                     6,952,671                  6,684,992
12/31/1995                     7,059,284                  6,778,807
01/31/1996                     7,096,875                  6,823,822
02/29/1996                     6,956,380                  6,705,209
03/31/1996                     6,882,877                  6,658,600
04/30/1996                     6,829,282                  6,621,153
05/31/1996                     6,805,776                  6,607,708
06/30/1996                     6,917,299                  6,696,445
07/31/1996                     6,933,266                  6,714,769
08/31/1996                     6,916,233                  6,703,516
09/30/1996                     7,079,837                  6,820,337
10/31/1996                     7,268,469                  6,971,417
11/30/1996                     7,416,019                  7,090,828
12/31/1996                     7,331,446                  7,024,898
01/31/1997                     7,372,632                  7,046,410
02/28/1997                     7,387,727                  7,063,938
03/31/1997                     7,305,831                  6,985,659
04/30/1997                     7,418,069                  7,090,230
05/31/1997                     7,488,383                  7,157,255
06/30/1997                     7,571,276                  7,242,207
07/31/1997                     7,808,619                  7,437,506
08/31/1997                     7,730,081                  7,374,066
09/30/1997                     7,837,156                  7,482,820
10/31/1997                     7,950,092                  7,591,375
11/30/1997                     7,972,129                  7,626,332
12/31/1997                     8,063,867                  7,703,117
01/31/1998                     8,181,882                  7,802,012
02/28/1998                     8,157,419                  7,795,787
03/31/1998                     8,181,806                  7,822,926
04/30/1998                     8,222,040                  7,863,759
05/31/1998                     8,310,019                  7,938,353
06/30/1998                     8,398,686                  8,005,677
07/31/1998                     8,417,371                  8,022,707
08/31/1998                     8,634,608                  8,153,272
09/30/1998                     8,863,669                  8,344,189
10/31/1998                     8,784,161                  8,300,070
11/30/1998                     8,790,237                  8,347,177
12/31/1998                     8,840,354                  8,372,274
01/31/1999                     8,895,775                  8,432,029
02/28/1999                     8,717,208                  8,284,832
03/31/1999                     8,791,829                  8,330,744
04/30/1999                     8,826,341                  8,357,136
05/31/1999                     8,716,487                  8,283,936
06/30/1999                     8,686,621                  8,257,544
07/31/1999                     8,640,505                  8,222,388
08/31/1999                     8,645,072                  8,218,287
09/30/1999                     8,749,143                  8,313,614
10/31/1999                     8,774,371                  8,344,288
11/30/1999                     8,789,718                  8,343,691
12/31/1999                     8,745,555                  8,303,456
01/31/2000                     8,714,587                  8,276,267
02/29/2000                     8,804,572                  8,376,357
03/31/2000                     8,919,699                  8,486,705
04/30/2000                     8,885,298                  8,462,404
05/31/2000                     8,910,528                  8,458,520
06/30/2000                     9,090,806                  8,634,499
07/31/2000                     9,163,246                  8,712,877
08/31/2000                     9,307,790                  8,839,159
09/30/2000                     9,348,802                  8,894,732
10/31/2000                     9,424,027                  8,953,590
11/30/2000                     9,600,448                  9,099,990
12/31/2000                     9,776,445                  9,268,798
01/31/2001                     9,910,018                  9,420,376
02/28/2001                    10,026,066                  9,502,440
03/31/2001                    10,081,188                  9,550,144
04/30/2001                    10,013,145                  9,510,466
05/31/2001                    10,086,569                  9,567,917
06/30/2001                    10,116,284                  9,604,012
07/31/2001                    10,445,858                  9,818,726
08/31/2001                    10,560,283                  9,931,230
09/30/2001                    10,773,561                 10,046,903

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1992, the first full month following the Fund's Institutional Class inception on 12/30/1991, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 11/30/1994.

PORTFOLIO INSIGHTS

 . The Total Return Fund II outperformed the Lehman Brothers Aggregate Bond
   Index for the six-month period ended September 30, 2001, returning 6.87% versus 5.20% for the Index.
 . The Fund's duration was longer than its benchmark's during the second quarter of the calendar year, which negatively impacted returns as yields rose. Subsequently, duration positioning and an emphasis on shorter maturity instruments were a positive as yields fell in the third quarter on weaker than expected economic growth.
 . The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.
 . An underweight in investment grade corporates hurt returns in the second quarter of the year, but was positive in the third quarter as corporates underperformed Treasuries due to widening yield premiums.

                                      9.30.01 | PIMCO Funds Semi-Annual Report 5

PIMCO Total Return Fund III

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices.

DURATION:
4.6 years

FUND INCEPTION DATE:
Institutional Class: 5/01/1991
Administrative Class: 4/11/1997

TOTAL NET ASSETS:
$843.1 million

PORTFOLIO MANAGER:
William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2001

                                                 6 Months     1 Year     3 Years*     5 Years*     10 Years*     Since Inception*
Total Return Fund III Institutional Class          6.54%      14.59%       6.45%        8.52%        8.60%            8.97%

Total Return Fund III Administrative Class         6.40%      14.26%       6.17%          --           --             8.58%

Lehman Brothers Aggregate Bond Index               5.20%      12.95%       6.39%        8.06%        7.76%              --

Lipper Intermediate Investment
 Grade Debt Fund Average                           4.48%      11.71%       5.44%        7.06%        7.31%              --

* Annualized


SECTOR BREAKDOWN*

   Mortgage-Backed Securities                 56.2%
   Corporate Bonds & Notes                    23.6%
   Other                                      20.2%


QUALITY BREAKDOWN*

   AAA                                        68.9%
    AA                                         2.9%
     A                                        18.9%
   BBB                                         6.8%
    BB                                         2.5%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001
$5,000,000 invested at inception

                                 [CHART]

                                                       Lehman Brothers
                                                       Aggregate Bond
Month                    Total Return Fund III              Index
=====                    =====================         ===============
04/30/1991                     5,000,000                  5,000,000
05/31/1991                     5,024,573                  5,029,239
06/30/1991                     5,011,360                  5,026,682
07/31/1991                     5,091,347                  5,096,389
08/31/1991                     5,231,902                  5,206,675
09/30/1991                     5,362,299                  5,312,180
10/31/1991                     5,419,024                  5,371,326
11/30/1991                     5,475,902                  5,420,576
12/31/1991                     5,687,512                  5,581,558
01/31/1992                     5,605,239                  5,505,625
02/29/1992                     5,649,578                  5,541,424
03/31/1992                     5,621,306                  5,510,184
04/30/1992                     5,643,874                  5,549,984
05/31/1992                     5,752,958                  5,654,712
06/30/1992                     5,844,833                  5,732,534
07/31/1992                     6,028,857                  5,849,491
08/31/1992                     6,069,916                  5,908,747
09/30/1992                     6,112,922                  5,978,788
10/31/1992                     6,061,053                  5,899,520
11/30/1992                     6,110,005                  5,900,854
12/31/1992                     6,200,947                  5,994,686
01/31/1993                     6,262,534                  6,109,641
02/28/1993                     6,404,215                  6,216,592
03/31/1993                     6,434,449                  6,242,496
04/30/1993                     6,497,518                  6,285,965
05/31/1993                     6,501,189                  6,293,970
06/30/1993                     6,644,496                  6,408,036
07/31/1993                     6,697,102                  6,444,279
08/31/1993                     6,880,114                  6,557,233
09/30/1993                     6,894,099                  6,575,243
10/31/1993                     6,957,037                  6,599,813
11/30/1993                     6,917,372                  6,543,670
12/31/1993                     6,984,685                  6,579,135
01/31/1994                     7,060,374                  6,667,964
02/28/1994                     6,937,795                  6,552,119
03/31/1994                     6,797,242                  6,390,581
04/30/1994                     6,731,751                  6,339,552
05/31/1994                     6,676,376                  6,338,662
06/30/1994                     6,681,328                  6,324,654
07/31/1994                     6,815,349                  6,450,282
08/31/1994                     6,830,651                  6,458,287
09/30/1994                     6,760,588                  6,363,232
10/31/1994                     6,777,181                  6,357,562
11/30/1994                     6,726,341                  6,343,443
12/31/1994                     6,745,188                  6,387,246
01/31/1995                     6,870,185                  6,513,652
02/28/1995                     7,076,265                  6,668,520
03/31/1995                     7,131,606                  6,709,432
04/30/1995                     7,251,354                  6,803,153
05/31/1995                     7,479,227                  7,066,416
06/30/1995                     7,468,982                  7,118,224
07/31/1995                     7,469,280                  7,102,326
08/31/1995                     7,577,254                  7,188,042
09/30/1995                     7,661,664                  7,257,971
10/31/1995                     7,778,032                  7,352,359
11/30/1995                     7,920,241                  7,462,534
12/31/1995                     8,042,735                  7,567,261
01/31/1996                     8,110,490                  7,617,512
02/29/1996                     7,917,045                  7,485,103
03/31/1996                     7,848,991                  7,433,072
04/30/1996                     7,813,232                  7,391,271
05/31/1996                     7,795,663                  7,376,262
06/30/1996                     7,938,312                  7,475,319
07/31/1996                     7,953,817                  7,495,775
08/31/1996                     7,937,131                  7,483,213
09/30/1996                     8,134,267                  7,613,621
10/31/1996                     8,353,533                  7,782,274
11/30/1996                     8,530,260                  7,915,573
12/31/1996                     8,415,107                  7,841,975
01/31/1997                     8,452,273                  7,865,989
02/28/1997                     8,465,767                  7,885,556
03/31/1997                     8,379,284                  7,798,172
04/30/1997                     8,523,528                  7,914,906
05/31/1997                     8,625,020                  7,989,727
06/30/1997                     8,714,471                  8,084,560
07/31/1997                     8,945,988                  8,302,575
08/31/1997                     8,888,809                  8,231,756
09/30/1997                     9,006,608                  8,353,160
10/31/1997                     9,140,798                  8,474,341
11/30/1997                     9,172,684                  8,513,363
12/31/1997                     9,274,215                  8,599,079
01/31/1998                     9,418,706                  8,709,477
02/28/1998                     9,404,616                  8,702,528
03/31/1998                     9,436,938                  8,732,823
04/30/1998                     9,472,905                  8,778,405
05/31/1998                     9,559,386                  8,861,676
06/30/1998                     9,655,888                  8,936,830
07/31/1998                     9,697,309                  8,955,841
08/31/1998                     9,843,713                  9,101,592
09/30/1998                    10,148,628                  9,314,715
10/31/1998                    10,097,948                  9,265,464
11/30/1998                    10,154,614                  9,318,050
12/31/1998                    10,237,306                  9,346,067
01/31/1999                    10,291,019                  9,412,772
02/28/1999                    10,083,482                  9,248,455
03/31/1999                    10,210,751                  9,299,706
04/30/1999                    10,264,484                  9,329,168
05/31/1999                    10,112,792                  9,247,454
06/30/1999                    10,098,298                  9,217,993
07/31/1999                    10,060,554                  9,178,748
08/31/1999                    10,064,068                  9,174,170
09/30/1999                    10,149,144                  9,280,584
10/31/1999                    10,190,083                  9,314,826
11/30/1999                    10,208,038                  9,314,159
12/31/1999                    10,139,938                  9,269,244
01/31/2000                     9,971,148                  9,238,894
02/29/2000                    10,081,292                  9,350,625
03/31/2000                    10,244,449                  9,473,807
04/30/2000                    10,191,835                  9,446,680
05/31/2000                    10,178,995                  9,442,344
06/30/2000                    10,404,668                  9,638,791
07/31/2000                    10,480,599                  9,726,286
08/31/2000                    10,659,083                  9,867,257
09/30/2000                    10,682,050                  9,929,292
10/31/2000                    10,727,050                  9,994,997
11/30/2000                    10,921,300                 10,158,425
12/31/2000                    11,164,751                 10,346,867
01/31/2001                    11,321,486                 10,516,076
02/28/2001                    11,425,133                 10,607,684
03/31/2001                    11,489,223                 10,660,937
04/30/2001                    11,393,743                 10,616,644
05/31/2001                    11,461,186                 10,680,777
06/30/2001                    11,468,986                 10,721,070
07/31/2001                    11,853,724                 10,960,758
08/31/2001                    12,026,516                 11,086,348
09/30/2001                    12,240,207                 11,215,474

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/11/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 . The Total Return Fund III outperformed the Lehman Brothers Aggregate Bond
   Index for the six-month period ended September 30, 2001, returning 6.54% versus 5.20% for the Index.
 . The Fund's duration was longer than its benchmark's during the second quarter of the calendar year, which negatively impacted returns as yields rose. Subsequently, duration positioning and an emphasis on shorter maturity instruments were a positive as yields fell in the third quarter on weaker than expected economic growth.
 . The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.
 . An underweight in investment grade corporates hurt returns in the second quarter of the year, but was positive in the third quarter as corporates underperformed Treasuries due to widening yield premiums.
 . Holdings along Euro-zone and UK yield curves, especially on the short end of these curves, were a positive for performance as European markets rallied in anticipation of weaker growth and further rate cuts.

6 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Moderate Duration Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short and intermediate maturity fixed income securities.

DURATION:
3.5 years

FUND INCEPTION DATE:
Institutional Class: 12/31/1996

TOTAL NET ASSETS: $638.1 million

PORTFOLIO MANAGEMENT TEAM LEAD:
William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                                   6 Months     1 Year     3 Years*     Since Inception*
Moderate Duration Fund Institutional Class                           6.23%      13.11%       6.84%            7.62%

Lehman Brothers Intermediate Government/Corporate Bond Index         5.31%      12.91%       6.47%              --

Lipper Short Intermediate Investment Grade Debt Fund Average         4.29%      10.28%       5.83%              --

* Annualized


SECTOR BREAKDOWN*

   Mortgage-Backed Securities          57.5%
   Corporate Bonds & Notes             19.5%
   Asset-Backed Securities              5.8%
   U.S. Treasury Obligations            5.5%
   Other                               11.7%


QUALITY BREAKDOWN*

   AAA                                 78.1%
    AA                                  4.2%
     A                                  9.1%
   BBB                                  7.8%
    BB                                  0.8%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001
$5,000,000 invested at inception

                                [CHART]

                                                  Lehman Brothers Intermed.
                           Moderate Duration        Gov't/Corporate Bond
Month                            Fund                       Index
=====                      =================      =========================
12/31/1996                     5,000,000                  5,000,000
01/31/1997                     5,018,573                  5,019,499
02/28/1997                     5,025,671                  5,029,037
03/31/1997                     4,987,552                  4,994,337
04/30/1997                     5,045,822                  5,053,270
05/31/1997                     5,078,973                  5,095,212
06/30/1997                     5,141,280                  5,141,578
07/31/1997                     5,240,626                  5,245,952
08/31/1997                     5,220,094                  5,219,722
09/30/1997                     5,282,529                  5,280,271
10/31/1997                     5,331,654                  5,338,882
11/30/1997                     5,354,915                  5,350,628
12/31/1997                     5,398,734                  5,393,432
01/31/1998                     5,454,128                  5,464,087
02/28/1998                     5,448,868                  5,459,715
03/31/1998                     5,476,199                  5,477,186
04/30/1998                     5,507,779                  5,504,572
05/31/1998                     5,547,118                  5,544,756
06/30/1998                     5,574,030                  5,580,242
07/31/1998                     5,603,136                  5,599,773
08/31/1998                     5,657,953                  5,687,689
09/30/1998                     5,812,116                  5,830,450
10/31/1998                     5,807,792                  5,824,620
11/30/1998                     5,807,850                  5,824,037
12/31/1998                     5,837,909                  5,847,334
01/31/1999                     5,869,063                  5,879,494
02/28/1999                     5,778,416                  5,793,065
03/31/1999                     5,842,985                  5,836,513
04/30/1999                     5,861,195                  5,854,606
05/31/1999                     5,823,540                  5,809,526
06/30/1999                     5,805,584                  5,813,592
07/31/1999                     5,800,346                  5,808,361
08/31/1999                     5,804,694                  5,813,007
09/30/1999                     5,858,013                  5,867,068
10/31/1999                     5,893,763                  5,882,322
11/30/1999                     5,912,009                  5,889,381
12/31/1999                     5,890,158                  5,869,946
01/31/2000                     5,826,274                  5,848,228
02/29/2000                     5,873,746                  5,896,183
03/31/2000                     5,951,786                  5,957,503
04/30/2000                     5,955,966                  5,943,800
05/31/2000                     5,995,504                  5,953,311
06/30/2000                     6,078,846                  6,058,088
07/31/2000                     6,123,436                  6,104,129
08/31/2000                     6,204,722                  6,176,158
09/30/2000                     6,265,532                  6,232,361
10/31/2000                     6,292,005                  6,261,030
11/30/2000                     6,379,265                  6,346,180
12/31/2000                     6,486,663                  6,462,950
01/31/2001                     6,588,529                  6,568,942
02/28/2001                     6,633,080                  6,631,347
03/31/2001                     6,671,537                  6,682,408
04/30/2001                     6,651,187                  6,665,034
05/31/2001                     6,678,198                  6,702,358
06/30/2001                     6,710,068                  6,727,157
07/31/2001                     6,873,298                  6,867,082
08/31/2001                     6,945,719                  6,935,753
09/30/2001                     7,087,216                  7,037,015

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 . The Moderate Duration Fund outperformed the Lehman Brothers Intermediate
   Government/Corporate Bond Index for the six-month period ended September 30, 2001, returning 6.23% versus 5.31% for the Index.
 . The Fund's duration during most of this period was longer than its benchmark's. This negatively impacted returns during the second calendar quarter, as yields generally rose. However, longer than benchmark duration became a positive during the third quarter as short and intermediate rates fell.
 . The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.
 . An underweight in investment grade corporates hurt returns in the second quarter of the year, but was positive in the third quarter as corporates underperformed Treasuries due to widening yield premiums.
 . Holdings along Euro-zone and UK yield curves, especially on the short end of these curves, were a positive for performance as European markets rallied in anticipation of weaker growth and further rate cuts.

9.30.01 | PIMCO Funds Semi-Annual Report 7

PIMCO Low Duration Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short maturity fixed income securities.

DURATION:
1.5 years

FUND INCEPTION DATE:
Institutional Class: 5/11/1987
Administrative Class: 12/31/1994

TOTAL NET ASSETS: $5.1 billion

PORTFOLIO MANAGER:
William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2001

                                                 6 Months     1 Year     3 Years*     5 Years*     10 Years*     Since Inception*
Low Duration Fund Institutional Class              4.78%      10.22%       6.54%        7.32%        7.16%            7.95%

Low Duration Fund Administrative Class             4.65%       9.95%       6.28%        7.05%          --             7.42%

Merrill Lynch 1-3 Year Treasury Index              4.59%      10.38%       6.42%        6.83%        6.39%              --

Lipper Short Investment Grade Debt
Fund Average                                       4.08%       9.38%       5.93%        6.28%        6.14%              --

* Annualized

SECTOR BREAKDOWN*


   Mortgage-Backed Securities            57.5%
   Corporate Bonds & Notes               25.1%
   Short-Term Instruments                 5.9%
   U.S. Treasury Obligations              5.4%
   Other                                  6.1%

QUALITY BREAKDOWN*


   AAA                                   71.8%
    AA                                    4.0%
     A                                   12.6%
   BBB                                    9.8%
    BB                                    1.8%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001
$5,000,000 invested at inception

                                    [CHART]

                              Low Duration              Merrill Lynch
Month                             Fund             1-3 Year Treasury Index
=====                         ============         =======================
05/31/1987                     5,000,000                  5,000,000
06/30/1987                     5,046,628                  5,054,486
07/31/1987                     5,065,090                  5,079,247
08/31/1987                     5,064,335                  5,083,277
09/30/1987                     5,052,060                  5,063,694
10/31/1987                     5,133,989                  5,175,497
11/30/1987                     5,191,951                  5,206,753
12/31/1987                     5,222,390                  5,239,924
01/31/1988                     5,308,798                  5,323,917
02/29/1988                     5,347,411                  5,367,579
03/31/1988                     5,380,986                  5,378,053
04/30/1988                     5,403,325                  5,385,796
05/31/1988                     5,415,511                  5,378,103
06/30/1988                     5,466,198                  5,433,788
07/31/1988                     5,495,264                  5,437,868
08/31/1988                     5,517,425                  5,449,457
09/30/1988                     5,568,286                  5,512,752
10/31/1988                     5,619,832                  5,567,754
11/30/1988                     5,626,975                  5,552,801
12/31/1988                     5,652,043                  5,565,872
01/31/1989                     5,699,277                  5,609,584
02/28/1989                     5,708,130                  5,609,468
03/31/1989                     5,730,286                  5,635,162
04/30/1989                     5,798,151                  5,721,387
05/31/1989                     5,917,401                  5,806,895
06/30/1989                     6,046,639                  5,915,301
07/31/1989                     6,135,363                  6,002,808
08/31/1989                     6,107,180                  5,965,890
09/30/1989                     6,137,963                  6,001,276
10/31/1989                     6,219,093                  6,091,880
11/30/1989                     6,275,483                  6,149,263
12/31/1989                     6,307,554                  6,173,858
01/31/1990                     6,303,536                  6,178,987
02/28/1990                     6,346,767                  6,207,779
03/31/1990                     6,381,164                  6,228,694
04/30/1990                     6,377,250                  6,240,900
05/31/1990                     6,484,898                  6,336,383
06/30/1990                     6,554,775                  6,403,041
07/31/1990                     6,626,735                  6,482,955
08/31/1990                     6,639,802                  6,502,338
09/30/1990                     6,676,368                  6,555,691
10/31/1990                     6,724,978                  6,627,712
11/30/1990                     6,805,177                  6,692,922
12/31/1990                     6,878,682                  6,774,101
01/31/1991                     6,942,193                  6,836,151
02/28/1991                     6,997,644                  6,876,758
03/31/1991                     7,057,271                  6,923,107
04/30/1991                     7,143,402                  6,988,670
05/31/1991                     7,199,368                  7,030,881
06/30/1991                     7,245,425                  7,059,426
07/31/1991                     7,325,646                  7,120,914
08/31/1991                     7,430,571                  7,218,612
09/30/1991                     7,527,775                  7,296,718
10/31/1991                     7,593,269                  7,375,086
11/30/1991                     7,675,305                  7,451,712
12/31/1991                     7,804,629                  7,565,276
01/31/1992                     7,811,724                  7,553,701
02/29/1992                     7,850,357                  7,579,762
03/31/1992                     7,854,905                  7,577,109
04/30/1992                     7,910,379                  7,646,439
05/31/1992                     7,990,995                  7,716,175
06/30/1992                     8,065,552                  7,794,942
07/31/1992                     8,172,756                  7,882,416
08/31/1992                     8,227,543                  7,951,624
09/30/1992                     8,309,644                  8,027,323
10/31/1992                     8,312,516                  7,979,320
11/30/1992                     8,317,418                  7,966,313
12/31/1992                     8,404,634                  8,041,993
01/31/1993                     8,484,134                  8,125,469
02/28/1993                     8,584,735                  8,194,941
03/31/1993                     8,633,491                  8,219,527
04/30/1993                     8,674,838                  8,270,487
05/31/1993                     8,685,036                  8,247,329
06/30/1993                     8,771,815                  8,308,113
07/31/1993                     8,802,074                  8,327,387
08/31/1993                     8,888,391                  8,400,002
09/30/1993                     8,922,962                  8,427,302
10/31/1993                     8,984,843                  8,443,819
11/30/1993                     8,993,553                  8,445,931
12/31/1993                     9,056,846                  8,477,097
01/31/1994                     9,106,228                  8,531,519
02/28/1994                     9,066,980                  8,477,003
03/31/1994                     9,027,600                  8,434,789
04/30/1994                     8,998,069                  8,404,930
05/31/1994                     8,988,338                  8,416,864
06/30/1994                     9,007,246                  8,441,778
07/31/1994                     9,091,298                  8,514,377
08/31/1994                     9,129,999                  8,544,348
09/30/1994                     9,116,482                  8,524,952
10/31/1994                     9,115,926                  8,544,133
11/30/1994                     9,118,176                  8,506,026
12/31/1994                     9,113,801                  8,525,250
01/31/1995                     9,198,589                  8,643,921
02/28/1995                     9,314,539                  8,762,689
03/31/1995                     9,352,866                  8,811,585
04/30/1995                     9,470,326                  8,890,096
05/31/1995                     9,642,739                  9,045,405
06/30/1995                     9,692,391                  9,094,070
07/31/1995                     9,696,402                  9,131,718
08/31/1995                     9,802,372                  9,186,053
09/30/1995                     9,890,345                  9,230,697
10/31/1995                     9,964,908                  9,308,604
11/30/1995                    10,081,178                  9,390,892
12/31/1995                    10,201,089                  9,463,014
01/31/1996                    10,276,453                  9,543,450
02/29/1996                    10,210,333                  9,503,081
03/31/1996                    10,206,317                  9,494,623
04/30/1996                    10,210,668                  9,502,599
05/31/1996                    10,220,903                  9,522,079
06/30/1996                    10,324,796                  9,590,448
07/31/1996                    10,360,157                  9,628,235
08/31/1996                    10,411,622                  9,661,259
09/30/1996                    10,559,003                  9,748,888
10/31/1996                    10,711,509                  9,858,660
11/30/1996                    10,856,335                  9,934,177
12/31/1996                    10,827,172                  9,934,177
01/31/1997                    10,917,928                  9,980,768
02/28/1997                    10,962,362                 10,003,723
03/31/1997                    10,918,161                  9,999,822
04/30/1997                    11,051,403                 10,081,520
05/31/1997                    11,144,606                 10,150,277
06/30/1997                    11,232,679                 10,220,213
07/31/1997                    11,414,133                 10,332,533
08/31/1997                    11,408,378                 10,342,038
09/30/1997                    11,508,994                 10,420,534
10/31/1997                    11,594,791                 10,497,958
11/30/1997                    11,628,837                 10,523,470
12/31/1997                    11,718,950                 10,595,345
01/31/1998                    11,808,398                 10,698,225
02/28/1998                    11,849,111                 10,707,426
03/31/1998                    11,900,389                 10,751,006
04/30/1998                    11,965,788                 10,801,320
05/31/1998                    12,042,787                 10,858,892
06/30/1998                    12,072,222                 10,915,357
07/31/1998                    12,130,281                 10,966,441
08/31/1998                    12,177,935                 11,104,289
09/30/1998                    12,426,371                 11,251,422
10/31/1998                    12,407,993                 11,306,666
11/30/1998                    12,480,576                 11,296,829
12/31/1998                    12,558,314                 11,336,708
01/31/1999                    12,614,507                 11,381,600
02/28/1999                    12,548,547                 11,326,059
03/31/1999                    12,656,332                 11,404,775
04/30/1999                    12,723,248                 11,441,498
05/31/1999                    12,683,445                 11,434,174
06/30/1999                    12,690,305                 11,469,850
07/31/1999                    12,692,072                 11,506,210
08/31/1999                    12,701,307                 11,539,462
09/30/1999                    12,796,976                 11,614,468
10/31/1999                    12,850,766                 11,645,363
11/30/1999                    12,906,395                 11,667,372
12/31/1999                    12,931,228                 11,684,058
01/31/2000                    12,915,977                 11,679,735
02/29/2000                    13,009,930                 11,757,522
03/31/2000                    13,106,258                 11,830,418
04/30/2000                    13,135,290                 11,861,176
05/31/2000                    13,175,787                 11,909,925
06/30/2000                    13,335,487                 12,033,551
07/31/2000                    13,416,218                 12,109,603
08/31/2000                    13,566,278                 12,198,850
09/30/2000                    13,635,215                 12,286,438
10/31/2000                    13,636,576                 12,352,416
11/30/2000                    13,743,722                 12,469,270
12/31/2000                    13,926,801                 12,618,029
01/31/2001                    14,154,253                 12,776,132
02/28/2001                    14,225,101                 12,859,176
03/31/2001                    14,343,928                 12,966,423
04/30/2001                    14,386,763                 13,001,042
05/31/2001                    14,503,863                 13,074,368
06/30/2001                    14,541,262                 13,118,821
07/31/2001                    14,789,469                 13,266,014
08/31/2001                    14,880,723                 13,342,428
09/30/2001                    15,029,046                 13,562,042

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 12/31/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 . The Low Duration Fund Institutional Class shares returned 4.78% for the six months ended September 30, 2001, outperforming the Merrill Lynch 1-3 Year Treasury Index return of 4.59%.
 . The Fund maintained an above-benchmark duration for most of the period, which enhanced performance as yields fell across the maturity spectrum.
 . The Fund's broader-than-Index maturity distribution had a negative impact on performance as shorter maturity rates fell the most.
 . An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.
 . The Fund's investment-grade corporate holdings added to returns as this sector rallied early in the period on hopes of an impending economic recovery.
 . Below-investment-grade holdings hurt performance as this sector underperformed amid concerns of rising defaults and continued profit warnings.
 . Emerging market holdings helped returns as financial fundamentals of top tier credits continued to improve.
 . Developed non-U.S. holdings slightly lagged U.S. positions, modestly detracting from performance.

8 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Low Duration Fund II

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short maturity fixed income securities with quality and non-U.S. issuer restrictions.

DURATION:
1.5 years

FUND INCEPTION DATE:
Institutional Class: 11/01/1991
Administrative Class: 2/02/1998

TOTAL NET ASSETS:
$469.6 million

PORTFOLIO MANAGER:
William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2001

                                                        6 Months     1 Year     3 Years*     5 Years*     Since Inception*
Low Duration Fund II Institutional Class                  5.27%      10.92%       6.48%        7.13%            6.66%

Low Duration Fund II Administrative Class                 5.14%      10.73%       6.22%          --             6.52%

Merrill Lynch 1-3 Year Treasury Index                     4.59%      10.38%       6.42%        6.83%              --

Lipper Short Investment Grade Debt Fund Average           4.08%       9.38%       5.93%        6.28%              --

* Annualized


SECTOR BREAKDOWN*

   Mortgage-Backed Securities       70.7%
   Corporate Bonds & Notes          14.5%
   U.S. Treasury Obligations         7.0%
   Other                             7.8%


QUALITY BREAKDOWN*

   AAA                              84.6%
    AA                               3.3%
     A                              12.1%

 * % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001
$5,000,000 invested at inception

                                    [CHART]

                             Low Duration               Merrill Lynch
Month                           Fund II            1-3 Year Treasury Index
=====                        ============          =======================
10/31/1991                     5,000,000                  5,000,000
11/30/1991                     5,070,496                  5,051,950
12/31/1991                     5,150,788                  5,128,941
01/31/1992                     5,126,506                  5,121,094
02/29/1992                     5,159,358                  5,138,762
03/31/1992                     5,157,326                  5,136,964
04/30/1992                     5,197,109                  5,183,966
05/31/1992                     5,240,589                  5,231,244
06/30/1992                     5,302,476                  5,284,645
07/31/1992                     5,355,736                  5,343,949
08/31/1992                     5,377,728                  5,390,869
09/30/1992                     5,426,036                  5,442,189
10/31/1992                     5,423,401                  5,409,645
11/30/1992                     5,417,545                  5,400,827
12/31/1992                     5,471,783                  5,452,135
01/31/1993                     5,544,427                  5,508,728
02/28/1993                     5,600,313                  5,555,828
03/31/1993                     5,619,040                  5,572,496
04/30/1993                     5,660,962                  5,607,045
05/31/1993                     5,649,149                  5,591,344
06/30/1993                     5,710,514                  5,632,553
07/31/1993                     5,724,808                  5,645,621
08/31/1993                     5,775,444                  5,694,851
09/30/1993                     5,794,689                  5,713,359
10/31/1993                     5,802,333                  5,724,557
11/30/1993                     5,799,743                  5,725,988
12/31/1993                     5,831,720                  5,747,117
01/31/1994                     5,872,093                  5,784,014
02/28/1994                     5,850,184                  5,747,054
03/31/1994                     5,796,320                  5,718,434
04/30/1994                     5,779,212                  5,698,191
05/31/1994                     5,767,710                  5,706,282
06/30/1994                     5,772,326                  5,723,172
07/31/1994                     5,831,607                  5,772,392
08/31/1994                     5,826,033                  5,792,711
09/30/1994                     5,810,813                  5,779,561
10/31/1994                     5,821,529                  5,792,565
11/30/1994                     5,828,521                  5,766,731
12/31/1994                     5,850,354                  5,779,763
01/31/1995                     5,935,515                  5,860,217
02/28/1995                     6,029,620                  5,940,737
03/31/1995                     6,074,370                  5,973,886
04/30/1995                     6,107,608                  6,027,114
05/31/1995                     6,211,631                  6,132,407
06/30/1995                     6,235,805                  6,165,399
07/31/1995                     6,243,368                  6,190,923
08/31/1995                     6,297,641                  6,227,760
09/30/1995                     6,346,020                  6,258,027
10/31/1995                     6,405,255                  6,310,844
11/30/1995                     6,478,110                  6,366,632
12/31/1995                     6,539,804                  6,415,528
01/31/1996                     6,580,351                  6,470,061
02/29/1996                     6,535,860                  6,442,692
03/31/1996                     6,518,000                  6,436,958
04/30/1996                     6,505,764                  6,442,365
05/31/1996                     6,502,485                  6,455,572
06/30/1996                     6,575,782                  6,501,923
07/31/1996                     6,606,321                  6,527,541
08/31/1996                     6,630,457                  6,549,930
09/30/1996                     6,719,145                  6,609,338
10/31/1996                     6,816,464                  6,683,760
11/30/1996                     6,887,004                  6,734,957
12/31/1996                     6,881,011                  6,734,957
01/31/1997                     6,918,655                  6,766,544
02/28/1997                     6,946,342                  6,782,107
03/31/1997                     6,930,530                  6,779,461
04/30/1997                     6,993,758                  6,834,850
05/31/1997                     7,044,400                  6,881,464
06/30/1997                     7,099,424                  6,928,877
07/31/1997                     7,200,340                  7,005,026
08/31/1997                     7,201,737                  7,011,470
09/30/1997                     7,257,640                  7,064,687
10/31/1997                     7,324,878                  7,117,177
11/30/1997                     7,343,098                  7,134,473
12/31/1997                     7,405,208                  7,183,201
01/31/1998                     7,464,768                  7,252,950
02/28/1998                     7,477,590                  7,259,187
03/31/1998                     7,505,393                  7,288,733
04/30/1998                     7,541,498                  7,322,844
05/31/1998                     7,593,666                  7,361,875
06/30/1998                     7,623,903                  7,400,156
07/31/1998                     7,657,543                  7,434,789
08/31/1998                     7,746,767                  7,528,244
09/30/1998                     7,854,078                  7,627,994
10/31/1998                     7,838,078                  7,665,447
11/30/1998                     7,857,712                  7,658,778
12/31/1998                     7,893,710                  7,685,814
01/31/1999                     7,943,452                  7,716,249
02/28/1999                     7,885,625                  7,678,594
03/31/1999                     7,947,390                  7,731,961
04/30/1999                     7,979,520                  7,756,857
05/31/1999                     7,950,895                  7,751,892
06/30/1999                     7,933,181                  7,776,079
07/31/1999                     7,948,712                  7,800,729
08/31/1999                     7,953,224                  7,823,273
09/30/1999                     8,024,423                  7,874,124
10/31/1999                     8,063,922                  7,895,070
11/30/1999                     8,094,148                  7,909,991
12/31/1999                     8,095,132                  7,921,303
01/31/2000                     8,091,435                  7,918,372
02/29/2000                     8,147,721                  7,971,109
03/31/2000                     8,208,297                  8,020,529
04/30/2000                     8,230,192                  8,041,382
05/31/2000                     8,254,772                  8,074,432
06/30/2000                     8,344,502                  8,158,245
07/31/2000                     8,402,661                  8,209,805
08/31/2000                     8,475,367                  8,270,310
09/30/2000                     8,548,174                  8,329,692
10/31/2000                     8,593,470                  8,374,422
11/30/2000                     8,667,062                  8,453,644
12/31/2000                     8,750,262                  8,554,496
01/31/2001                     8,883,371                  8,661,684
02/28/2001                     8,923,988                  8,717,984
03/31/2001                     9,007,545                  8,790,693
04/30/2001                     9,037,851                  8,814,164
05/31/2001                     9,115,828                  8,863,875
06/30/2001                     9,143,360                  8,894,013
07/31/2001                     9,320,652                  8,993,803
08/31/2001                     9,365,723                  9,045,608
09/30/2001                     9,481,992                  9,194,498

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1991, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 2/02/1998.

 PORTFOLIO INSIGHTS

 . The Low Duration Fund II Institutional Class shares returned 5.27% for the six months ended September 30, 2001, outperforming the Merrill Lynch 1-3 Year Treasury Index return of 4.59%.
 . The Fund maintained an above-benchmark duration for most of the period, which enhanced performance as yields fell across the maturity spectrum.
 . The portfolio's broader-than-Index maturity distribution had a negative impact on performance as shorter maturity rates fell the most.
 . An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.
 . The Fund's investment-grade corporate holdings added to returns as this sector rallied early in the period on hopes of an impending economic recovery.

                                      9.30.01 | PIMCO Funds Semi-Annual Report 9

PIMCO Low Duration Fund III

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices.

DURATION:
1.6 years

FUND INCEPTION DATE:
Institutional Class: 12/31/1996
Administrative Class: 3/19/1999

TOTAL NET ASSETS:
$43.2 million

PORTFOLIO MANAGER:
William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                       6 Months     1 Year     3 Years*     Since Inception*
Low Duration Fund III Institutional Class                5.07%       9.70%       6.35%            6.67%

Low Duration Fund III Administrative Class               4.93%       9.43%         --             6.55%

Merrill Lynch 1-3 Year Treasury Index                    4.59%      10.38%       6.42%              --

Lipper Short Investment Grade Debt Fund Average          4.08%       9.38%       5.93%              --

* Annualized


SECTOR BREAKDOWN*

   Mortgage-Backed Securities        63.7%
   Corporate Bonds & Notes           24.1%
   U.S. Treasury Obligations          5.6%
   Other                              6.6%


QUALITY BREAKDOWN*

   AAA                               75.5%
    AA                                5.3%
     A                               13.7%
   BBB                                5.5%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001
$5,000,000 invested at inception

                                 [CHART]

                                                   Merrill Lynch 1-3 Year
Month                    Low Duration Fund III         Treasury Index
=====                    =====================     ======================
12/31/1996                     5,000,000                  5,000,000
01/31/1997                     5,019,544                  5,023,450
02/28/1997                     5,044,724                  5,035,003
03/31/1997                     5,028,885                  5,033,040
04/30/1997                     5,074,774                  5,074,160
05/31/1997                     5,116,879                  5,108,766
06/30/1997                     5,156,800                  5,143,965
07/31/1997                     5,193,007                  5,200,497
08/31/1997                     5,219,920                  5,205,281
09/30/1997                     5,260,771                  5,244,790
10/31/1997                     5,310,323                  5,283,758
11/30/1997                     5,313,692                  5,296,598
12/31/1997                     5,355,776                  5,332,774
01/31/1998                     5,393,985                  5,384,555
02/28/1998                     5,402,862                  5,389,186
03/31/1998                     5,427,616                  5,411,120
04/30/1998                     5,458,772                  5,436,444
05/31/1998                     5,490,624                  5,465,421
06/30/1998                     5,503,181                  5,493,840
07/31/1998                     5,527,294                  5,519,552
08/31/1998                     5,543,567                  5,588,932
09/30/1998                     5,649,590                  5,662,986
10/31/1998                     5,656,322                  5,690,791
11/30/1998                     5,694,733                  5,685,840
12/31/1998                     5,712,097                  5,705,912
01/31/1999                     5,732,230                  5,728,507
02/28/1999                     5,719,966                  5,700,552
03/31/1999                     5,758,729                  5,740,171
04/30/1999                     5,794,632                  5,758,654
05/31/1999                     5,786,934                  5,754,968
06/30/1999                     5,775,306                  5,772,924
07/31/1999                     5,775,192                  5,791,224
08/31/1999                     5,779,894                  5,807,961
09/30/1999                     5,833,335                  5,845,712
10/31/1999                     5,851,977                  5,861,262
11/30/1999                     5,870,819                  5,872,339
12/31/1999                     5,868,064                  5,880,737
01/31/2000                     5,860,600                  5,878,562
02/29/2000                     5,890,024                  5,917,713
03/31/2000                     5,930,458                  5,954,402
04/30/2000                     5,948,746                  5,969,883
05/31/2000                     5,969,290                  5,994,419
06/30/2000                     6,042,394                  6,056,642
07/31/2000                     6,085,896                  6,094,920
08/31/2000                     6,140,202                  6,139,839
09/30/2000                     6,195,214                  6,183,923
10/31/2000                     6,177,912                  6,217,130
11/30/2000                     6,243,517                  6,275,945
12/31/2000                     6,303,425                  6,350,817
01/31/2001                     6,394,711                  6,430,393
02/28/2001                     6,424,571                  6,472,190
03/31/2001                     6,467,996                  6,526,168
04/30/2001                     6,486,396                  6,543,593
05/31/2001                     6,532,018                  6,580,499
06/30/2001                     6,538,598                  6,602,872
07/31/2001                     6,662,254                  6,676,957
08/31/2001                     6,713,249                  6,715,416
09/30/2001                     6,796,107                  6,825,951

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 3/19/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 . The Low Duration Fund III Institutional Class shares returned 5.07% for the six months ended September 30, 2001, outperforming the Merrill Lynch 1-3 Year Treasury Index return of 4.59%.
 . The Fund maintained an above-benchmark duration for most of the period, which enhanced performance as yields fell across the maturity spectrum.
 . The Fund's broader-than-Index maturity distribution had a negative impact on performance as shorter maturity rates fell the most.
 . An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.
 . The Fund's investment-grade corporate holdings added to returns as this sector rallied early in the period on hopes of an impending economic recovery.
 . Below-investment-grade holdings hurt performance as this sector underperformed amid concerns of rising defaults and continued profit warnings.
 . Emerging market holdings helped returns as financial fundamentals of our top tier credits continued to improve.
 . Developed non-U.S. holdings slightly lagged U.S. positions, modestly detracting from performance.

10 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Short-Term Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily money market instruments and short maturity fixed income securities.

DURATION:
0.3 years

FUND INCEPTION DATE:
Institutional Class: 10/07/1987
Administrative Class: 2/01/1996

TOTAL NET ASSETS:
$1.5 billion

PORTFOLIO MANAGER:
Paul A. McCulley

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                 6 Months     1 Year     3 Years*     5 Years*     10 Years*     Since Inception*
Short-Term Fund Institutional Class                2.91%       7.09%       6.21%        6.38%        5.82%             6.48%

Short-Term Fund Administrative Class               2.78%       6.85%       5.95%        6.12%          --              6.10%

Salomon 3-Month Treasury Bill Index                2.00%       5.05%       5.10%        5.15%        4.75%               --

Lipper Ultra-Short Obligation Fund Average         2.75%       6.59%       5.63%        5.77%        5.28%               --

* Annualized


SECTOR BREAKDOWN*

   Short-Term Instruments               35.0%
   Corporate Bonds & Notes              30.7%
   Asset-Backed Securities              13.5%
   Mortgage-Backed Securities           11.3%
   U.S. Treasury Obligations             8.0%
   Other                                 1.5%


QUALITY BREAKDOWN*

   AAA                                  56.0%
    AA                                  13.9%
     A                                  18.2%
   BBB                                  11.0%
    BB                                   0.8%
     B                                   0.1%


* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                    [CHART]

                                                          Salomon
                                                          3-Month
                                Short-                    Treasury
Month                          Term Fund                 Bill Index
=====                          =========                 ==========
10/31/1987                     5,000,000                  5,000,000
11/30/1987                     5,029,461                  5,025,505
12/31/1987                     5,060,119                  5,049,416
01/31/1988                     5,094,787                  5,074,145
02/29/1988                     5,116,116                  5,096,972
03/31/1988                     5,144,560                  5,121,946
04/30/1988                     5,173,186                  5,147,043
05/31/1988                     5,202,593                  5,173,283
06/30/1988                     5,232,291                  5,200,710
07/31/1988                     5,259,411                  5,229,832
08/31/1988                     5,293,423                  5,260,160
09/30/1988                     5,328,409                  5,291,715
10/31/1988                     5,375,276                  5,323,984
11/30/1988                     5,411,635                  5,357,521
12/31/1988                     5,443,779                  5,392,345
01/31/1989                     5,483,420                  5,429,009
02/28/1989                     5,522,499                  5,467,021
03/31/1989                     5,571,029                  5,506,382
04/30/1989                     5,613,569                  5,547,685
05/31/1989                     5,665,094                  5,589,294
06/30/1989                     5,708,266                  5,628,410
07/31/1989                     5,756,794                  5,667,812
08/31/1989                     5,788,039                  5,706,356
09/30/1989                     5,828,328                  5,743,449
10/31/1989                     5,883,335                  5,782,504
11/30/1989                     5,922,983                  5,820,087
12/31/1989                     5,957,698                  5,858,508
01/31/1990                     5,987,232                  5,897,174
02/28/1990                     6,024,238                  5,932,550
03/31/1990                     6,064,842                  5,972,300
04/30/1990                     6,090,417                  6,011,109
05/31/1990                     6,148,665                  6,051,983
06/30/1990                     6,189,318                  6,091,324
07/31/1990                     6,232,885                  6,131,523
08/31/1990                     6,267,095                  6,171,375
09/30/1990                     6,309,632                  6,209,019
10/31/1990                     6,358,334                  6,247,522
11/30/1990                     6,409,912                  6,284,390
12/31/1990                     6,462,141                  6,325,239
01/31/1991                     6,509,418                  6,361,294
02/28/1991                     6,545,494                  6,392,464
03/31/1991                     6,576,473                  6,425,704
04/30/1991                     6,618,103                  6,456,547
05/31/1991                     6,656,338                  6,487,540
06/30/1991                     6,682,104                  6,517,381
07/31/1991                     6,722,727                  6,548,666
08/31/1991                     6,766,617                  6,579,444
09/30/1991                     6,804,471                  6,608,395
10/31/1991                     6,844,965                  6,637,470
11/30/1991                     6,862,973                  6,664,021
12/31/1991                     6,892,228                  6,688,678
01/31/1992                     6,919,339                  6,712,089
02/29/1992                     6,934,403                  6,732,895
03/31/1992                     6,948,634                  6,755,787
04/30/1992                     6,979,006                  6,777,407
05/31/1992                     7,001,946                  6,799,771
06/30/1992                     7,031,099                  6,820,171
07/31/1992                     7,061,296                  6,840,632
08/31/1992                     7,080,606                  6,859,785
09/30/1992                     7,100,505                  6,876,934
10/31/1992                     7,109,622                  6,894,125
11/30/1992                     7,119,728                  6,911,360
12/31/1992                     7,142,089                  6,930,020
01/31/1993                     7,167,580                  6,948,732
02/28/1993                     7,187,715                  6,964,714
03/31/1993                     7,222,352                  6,982,126
04/30/1993                     7,248,666                  6,998,882
05/31/1993                     7,279,042                  7,016,380
06/30/1993                     7,309,491                  7,033,921
07/31/1993                     7,337,521                  7,052,210
08/31/1993                     7,358,333                  7,070,546
09/30/1993                     7,378,551                  7,088,221
10/31/1993                     7,406,168                  7,106,651
11/30/1993                     7,435,531                  7,124,417
12/31/1993                     7,472,268                  7,142,941
01/31/1994                     7,487,037                  7,161,512
02/28/1994                     7,497,133                  7,178,699
03/31/1994                     7,486,772                  7,198,799
04/30/1994                     7,500,714                  7,220,394
05/31/1994                     7,507,684                  7,244,222
06/30/1994                     7,544,131                  7,268,852
07/31/1994                     7,581,551                  7,295,019
08/31/1994                     7,613,244                  7,322,010
09/30/1994                     7,623,522                  7,349,101
10/31/1994                     7,645,459                  7,379,233
11/30/1994                     7,653,660                  7,410,225
12/31/1994                     7,688,576                  7,444,312
01/31/1995                     7,728,764                  7,478,556
02/28/1995                     7,801,580                  7,511,461
03/31/1995                     7,820,739                  7,548,268
04/30/1995                     7,906,502                  7,584,500
05/31/1995                     7,988,187                  7,621,664
06/30/1995                     8,016,388                  7,657,486
07/31/1995                     8,066,833                  7,694,241
08/31/1995                     8,106,191                  7,730,404
09/30/1995                     8,183,875                  7,765,192
10/31/1995                     8,244,808                  7,800,911
11/30/1995                     8,323,417                  7,835,235
12/31/1995                     8,396,279                  7,871,277
01/31/1996                     8,438,474                  7,906,698
02/29/1996                     8,455,531                  7,939,115
03/31/1996                     8,484,975                  7,972,459
04/30/1996                     8,526,887                  8,005,146
05/31/1996                     8,573,734                  8,039,568
06/30/1996                     8,622,971                  8,073,335
07/31/1996                     8,649,616                  8,108,049
08/31/1996                     8,706,604                  8,143,726
09/30/1996                     8,792,582                  8,178,744
10/31/1996                     8,865,196                  8,214,729
11/30/1996                     8,947,374                  8,249,233
12/31/1996                     8,984,288                  8,284,703
01/31/1997                     9,039,631                  8,320,328
02/28/1997                     9,081,953                  8,352,778
03/31/1997                     9,089,081                  8,389,529
04/30/1997                     9,142,882                  8,425,604
05/31/1997                     9,211,364                  8,462,676
06/30/1997                     9,273,987                  8,498,220
07/31/1997                     9,348,891                  8,534,763
08/31/1997                     9,379,554                  8,571,461
09/30/1997                     9,444,784                  8,607,463
10/31/1997                     9,469,319                  8,645,334
11/30/1997                     9,513,992                  8,681,646
12/31/1997                     9,569,434                  8,718,978
01/31/1998                     9,628,194                  8,757,342
02/28/1998                     9,663,998                  8,792,371
03/31/1998                     9,730,989                  8,831,057
04/30/1998                     9,777,926                  8,868,142
05/31/1998                     9,824,621                  8,906,281
06/30/1998                     9,860,451                  8,942,797
07/31/1998                     9,921,920                  8,980,356
08/31/1998                     9,927,830                  9,018,971
09/30/1998                     9,996,273                  9,055,950
10/31/1998                    10,036,673                  9,092,174
11/30/1998                    10,073,050                  9,125,815
12/31/1998                    10,118,477                  9,159,581
01/31/1999                    10,160,402                  9,193,471
02/28/1999                    10,203,832                  9,224,729
03/31/1999                    10,278,911                  9,259,782
04/30/1999                    10,329,119                  9,294,044
05/31/1999                    10,333,674                  9,329,361
06/30/1999                    10,372,627                  9,363,879
07/31/1999                    10,411,216                  9,400,399
08/31/1999                    10,447,798                  9,438,001
09/30/1999                    10,497,169                  9,474,808
10/31/1999                    10,550,411                  9,513,656
11/30/1999                    10,602,935                  9,551,709
12/31/1999                    10,648,527                  9,592,783
01/31/2000                    10,677,925                  9,634,991
02/29/2000                    10,740,147                  9,676,420
03/31/2000                    10,812,389                  9,721,898
04/30/2000                    10,854,585                  9,767,591
05/31/2000                    10,916,030                  9,815,452
06/30/2000                    10,985,938                  9,861,584
07/31/2000                    11,045,435                  9,908,919
08/31/2000                    11,117,564                  9,957,968
09/30/2000                    11,184,834                 10,007,758
10/31/2000                    11,236,895                 10,060,199
11/30/2000                    11,330,833                 10,111,505
12/31/2000                    11,424,107                 10,165,096
01/31/2001                    11,505,558                 10,217,956
02/28/2001                    11,585,092                 10,261,893
03/31/2001                    11,639,557                 10,307,044
04/30/2001                    11,676,154                 10,346,624
05/31/2001                    11,769,947                 10,384,906
06/30/2001                    11,792,303                 10,418,243
07/31/2001                    11,877,186                 10,450,539
08/31/2001                    11,921,614                 10,482,308
09/30/2001                    11,978,109                 10,512,708


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1987, the first full month following the Fund's Institutional Class inception on 10/07/1987, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Fund's share price will fluctuate in response to market conditions. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 2/01/1996. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 . The Short-Term Fund Institutional Class shares returned 2.91% for the semi-annual period ended September 30, 2001, outperforming the Salomon 3-Month Treasury Bill Index return of 2.00%.
 . An above benchmark duration early in the period helped performance as yields fell. PIMCO subsequently reduced duration as lower yields discounted economic weakness.
 . The use of Eurodollar futures was a strong positive as these yields fell significantly.
 . Mortgages added incremental yield to the portfolio, though this benefit was partially offset by spread widening.
 . Short-maturity investment grade corporate holdings were slightly positive as relatively high yields offset falling prices.
 . Modest holdings of U.S. dollar-denominated emerging market bonds detracted from returns as credit premiums in these sectors widened.
 . Short-term Euro-zone and U.K. positions gained as short rates fell and yield curves steepened worldwide.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 11

PIMCO Money Market Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily money market instruments.

DURATION:
25.2 days

FUND INCEPTION DATE:
Institutional Class: 3/01/1991
Administrative Class: 1/24/1995

TOTAL NET ASSETS: $416.0 million

PORTFOLIO MANAGER:
Paul A. McCulley

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                7 Day Yield   6 Months   1 Year   3 Years*   5 Years*   10 Years*   Since Inception*

Money Market Fund Institutional Class               2.96%       1.94%     5.03%     5.27%      5.29%      4.79%           4.85%

Money Market Fund Administrative Class              2.71%       1.82%     4.76%     5.02%      5.04%        --            5.16%

Salomon 3-Month Treasury Bill Index                   --        2.00%     5.05%     5.10%      5.15%      4.75%             --

Lipper Institutional Money Market Fund Average        --        1.95%     5.00%     5.24%      5.30%      4.84%             --

* Annualized


SECTOR BREAKDOWN*

   Short-Term Instruments               83.7%
   Corporate Bonds & Notes              16.0%
   Other                                0.3%


QUALITY BREAKDOWN*

   AAA                                  83.7%
    AA                                  12.2%
     A                                  4.1%


* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                [CHART]

                              Money Market            Salomon 3-Month
Month                             Fund              Treasury Bill Index
=====                         ============          ===================
02/28/1991                     5,000,000                 5,000,000
03/31/1991                     5,025,170                 5,026,000
04/30/1991                     5,050,085                 5,050,124
05/31/1991                     5,075,810                 5,074,366
06/30/1991                     5,098,544                 5,097,707
07/31/1991                     5,122,151                 5,122,177
08/31/1991                     5,146,158                 5,146,250
09/30/1991                     5,168,071                 5,168,895
10/31/1991                     5,189,068                 5,191,637
11/30/1991                     5,209,752                 5,212,405
12/31/1991                     5,235,296                 5,231,691
01/31/1992                     5,253,666                 5,250,001
02/29/1992                     5,269,348                 5,266,276
03/31/1992                     5,286,316                 5,284,181
04/30/1992                     5,302,529                 5,301,091
05/31/1992                     5,318,495                 5,318,584
06/30/1992                     5,333,833                 5,334,540
07/31/1992                     5,349,339                 5,350,544
08/31/1992                     5,362,691                 5,365,525
09/30/1992                     5,375,416                 5,378,938
10/31/1992                     5,388,548                 5,392,385
11/30/1992                     5,400,824                 5,405,865
12/31/1992                     5,415,417                 5,420,461
01/31/1993                     5,427,493                 5,435,097
02/28/1993                     5,439,092                 5,447,597
03/31/1993                     5,452,504                 5,461,217
04/30/1993                     5,464,658                 5,474,323
05/31/1993                     5,475,877                 5,488,009
06/30/1993                     5,489,090                 5,501,729
07/31/1993                     5,501,737                 5,516,034
08/31/1993                     5,515,161                 5,530,376
09/30/1993                     5,527,714                 5,544,202
10/31/1993                     5,541,036                 5,558,617
11/30/1993                     5,554,511                 5,572,513
12/31/1993                     5,567,081                 5,587,002
01/31/1994                     5,580,537                 5,601,527
02/28/1994                     5,592,446                 5,614,971
03/31/1994                     5,606,276                 5,630,692
04/30/1994                     5,620,505                 5,647,583
05/31/1994                     5,637,321                 5,666,220
06/30/1994                     5,654,814                 5,685,485
07/31/1994                     5,672,813                 5,705,953
08/31/1994                     5,694,234                 5,727,064
09/30/1994                     5,714,049                 5,748,254
10/31/1994                     5,736,363                 5,771,822
11/30/1994                     5,759,664                 5,796,064
12/31/1994                     5,785,415                 5,822,725
01/31/1995                     5,813,735                 5,849,510
02/28/1995                     5,839,234                 5,875,247
03/31/1995                     5,867,023                 5,904,036
04/30/1995                     5,892,850                 5,932,376
05/31/1995                     5,923,104                 5,961,445
06/30/1995                     5,950,960                 5,989,464
07/31/1995                     5,979,025                 6,018,213
08/31/1995                     6,006,869                 6,046,498
09/30/1995                     6,032,542                 6,073,708
10/31/1995                     6,061,076                 6,101,647
11/30/1995                     6,105,719                 6,128,494
12/31/1995                     6,136,175                 6,156,685
01/31/1996                     6,164,350                 6,184,390
02/29/1996                     6,191,072                 6,209,746
03/31/1996                     6,217,237                 6,235,827
04/30/1996                     6,244,019                 6,261,393
05/31/1996                     6,273,132                 6,288,317
06/30/1996                     6,297,220                 6,314,729
07/31/1996                     6,324,461                 6,341,881
08/31/1996                     6,354,570                 6,369,786
09/30/1996                     6,379,780                 6,397,177
10/31/1996                     6,406,912                 6,425,323
11/30/1996                     6,433,601                 6,452,311
12/31/1996                     6,460,353                 6,480,054
01/31/1997                     6,488,472                 6,507,920
02/28/1997                     6,513,657                 6,533,301
03/31/1997                     6,539,911                 6,562,047
04/30/1997                     6,567,988                 6,590,263
05/31/1997                     6,598,555                 6,619,260
06/30/1997                     6,626,256                 6,647,062
07/31/1997                     6,655,217                 6,675,644
08/31/1997                     6,686,098                 6,704,349
09/30/1997                     6,714,110                 6,732,508
10/31/1997                     6,746,003                 6,762,130
11/30/1997                     6,773,457                 6,790,532
12/31/1997                     6,805,247                 6,819,732
01/31/1998                     6,836,094                 6,849,739
02/28/1998                     6,863,584                 6,877,138
03/31/1998                     6,893,016                 6,907,397
04/30/1998                     6,922,674                 6,936,404
05/31/1998                     6,953,532                 6,966,235
06/30/1998                     6,983,538                 6,994,797
07/31/1998                     7,016,569                 7,024,175
08/31/1998                     7,045,979                 7,054,378
09/30/1998                     7,076,192                 7,083,302
10/31/1998                     7,107,700                 7,111,635
11/30/1998                     7,136,327                 7,137,948
12/31/1998                     7,168,594                 7,164,359
01/31/1999                     7,194,413                 7,190,867
02/28/1999                     7,219,300                 7,215,316
03/31/1999                     7,247,024                 7,242,733
04/30/1999                     7,276,038                 7,269,532
05/31/1999                     7,301,880                 7,297,156
06/30/1999                     7,329,104                 7,324,155
07/31/1999                     7,359,334                 7,352,720
08/31/1999                     7,388,408                 7,382,131
09/30/1999                     7,418,652                 7,410,920
10/31/1999                     7,450,747                 7,441,306
11/30/1999                     7,482,278                 7,471,070
12/31/1999                     7,519,731                 7,503,197
01/31/2000                     7,552,712                 7,536,211
02/29/2000                     7,586,023                 7,568,616
03/31/2000                     7,624,519                 7,604,187
04/30/2000                     7,657,193                 7,639,927
05/31/2000                     7,694,457                 7,677,362
06/30/2000                     7,736,374                 7,713,445
07/31/2000                     7,775,004                 7,750,470
08/31/2000                     7,817,526                 7,788,834
09/30/2000                     7,859,326                 7,827,778
10/31/2000                     7,900,222                 7,868,796
11/30/2000                     7,941,283                 7,908,926
12/31/2000                     7,985,711                 7,950,844
01/31/2001                     8,024,932                 7,992,189
02/28/2001                     8,061,082                 8,026,556
03/31/2001                     8,097,308                 8,061,871
04/30/2001                     8,128,747                 8,092,830
05/31/2001                     8,158,254                 8,122,773
06/30/2001                     8,185,013                 8,148,848
07/31/2001                     8,209,512                 8,174,109
08/31/2001                     8,235,891                 8,198,958
09/30/2001                     8,254,682                 8,222,735

*Past performance is no guarantee of future results. Yields are computed by SEC-prescribed calculations and are subject to change. The line graph above assumes the investment of $5,000,000 on 3/01/1991, the Fund's Institutional Class inception date, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/24/1995. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation.

PORTFOLIO INSIGHTS

 . The Money Market Fund Institutional Class shares returned 1.94% for the six-month period ended September 30, 2001, versus a 2.00% return for the Salomon 3-Month Treasury Bill Index.
 . The Fund, which has a Aaa money market fund rating by Moody's Investors
   Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.
 . High quality (A1/P1) commercial paper yields fell approximately 2.30% for three-month maturities, reflecting Federal Reserve rate decreases.
 . Three-month commercial paper yields relative to Treasuries narrowed by 0.48%
   to approximately 0.10% on September 30.
 . The SEC 7-day and 30-day yields for the Fund were 2.96% and 3.15%, respectively as of September 30, 2001.

12 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Long-Term U.S. Government Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily long-term maturity fixed income securities.

DURATION:
10.4 years

FUND INCEPTION DATE:
Institutional Class: 7/01/1991
Administrative Class: 9/23/1997

TOTAL NET ASSETS: $562.3 million

PORTFOLIO MANAGER:
James M. Keller

TOTAL RETURN INVESTMENT PERFORMANCE    For the period ended September 30, 2001

                                                 6 Months       1 Year       3 Years*     5 Years*     10 Years*   Since Inception*
Long-Term U.S. Government Fund                     5.89%        16.61%        5.50%        10.53%        10.68%        11.32%
Institutional Class

Long-Term U.S. Government Fund                     5.76%        16.33%        5.24%           --            --          9.18%
Administrative Class

Lehman Long-Term Treasury Index                    4.86%        13.99%        4.94%         9.82%         9.44%           --

Lipper General U.S. Government Fund Average        4.68%        11.98%        5.02%         7.13%         6.91%           --

* Annualized


SECTOR BREAKDOWN*

   Mortgage-Backed Securities           38.9%
   U.S. Government Agencies             20.4%
   U.S. Treasury Obligations            16.7%
   Short-Term Instruments               13.0%
   Corporate Bonds & Notes              6.7%
   Other                                4.3%

QUALITY BREAKDOWN*

   AAA                                  91.2%
    AA                                  3.8%
     A                                  5.0%


* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                         Long-Term U.S. Gov't         Lehman Long-Term
Month                            Fund                  Treasury Index
=====                    ====================         ================
06/30/1991                     5,000,000                  5,000,000
07/31/1991                     5,068,858                  5,074,501
08/31/1991                     5,265,511                  5,249,571
09/30/1991                     5,442,627                  5,414,932
10/31/1991                     5,470,292                  5,426,845
11/30/1991                     5,543,810                  5,457,236
12/31/1991                     5,909,199                  5,782,486
01/31/1992                     5,742,566                  5,600,917
02/29/1992                     5,771,828                  5,633,962
03/31/1992                     5,753,678                  5,571,988
04/30/1992                     5,725,465                  5,566,416
05/31/1992                     5,930,074                  5,721,163
06/30/1992                     6,016,162                  5,804,119
07/31/1992                     6,300,744                  6,045,570
08/31/1992                     6,427,326                  6,087,285
09/30/1992                     6,540,767                  6,183,464
10/31/1992                     6,378,211                  6,053,611
11/30/1992                     6,445,336                  6,076,615
12/31/1992                     6,614,191                  6,243,115
01/31/1993                     6,790,743                  6,421,044
02/28/1993                     7,063,398                  6,635,507
03/31/1993                     7,101,318                  6,652,095
04/30/1993                     7,156,851                  6,703,316
05/31/1993                     7,184,508                  6,725,437
06/30/1993                     7,540,954                  7,009,924
07/31/1993                     7,650,608                  7,122,783
08/31/1993                     7,942,707                  7,409,119
09/30/1993                     7,968,888                  7,435,051
10/31/1993                     8,009,725                  7,488,582
11/30/1993                     7,792,708                  7,296,874
12/31/1993                     7,842,784                  7,320,224
01/31/1994                     8,022,521                  7,495,910
02/28/1994                     7,708,576                  7,188,578
03/31/1994                     7,394,709                  6,873,000
04/30/1994                     7,268,749                  6,791,898
05/31/1994                     7,246,140                  6,747,072
06/30/1994                     7,204,478                  6,682,974
07/31/1994                     7,383,601                  6,909,528
08/31/1994                     7,399,922                  6,858,397
09/30/1994                     7,169,097                  6,642,358
10/31/1994                     7,122,283                  6,619,109
11/30/1994                     7,100,894                  6,658,162
12/31/1994                     7,263,266                  6,760,697
01/31/1995                     7,453,074                  6,934,447
02/28/1995                     7,711,268                  7,131,386
03/31/1995                     7,801,463                  7,192,715
04/30/1995                     7,935,436                  7,320,745
05/31/1995                     8,543,447                  7,882,247
06/30/1995                     8,641,206                  7,973,681
07/31/1995                     8,492,085                  7,846,101
08/31/1995                     8,683,920                  8,020,286
09/30/1995                     8,871,163                  8,167,858
10/31/1995                     9,089,923                  8,396,559
11/30/1995                     9,313,423                  8,606,473
12/31/1995                     9,556,575                  8,835,405
01/31/1996                     9,571,589                  8,835,405
02/29/1996                     9,125,878                  8,408,654
03/31/1996                     8,958,506                  8,241,322
04/30/1996                     8,759,744                  8,103,692
05/31/1996                     8,771,139                  8,061,553
06/30/1996                     8,947,395                  8,233,264
07/31/1996                     8,918,333                  8,236,557
08/31/1996                     8,856,612                  8,133,600
09/30/1996                     9,102,968                  8,358,088
10/31/1996                     9,493,678                  8,686,561
11/30/1996                     9,851,090                  8,976,691
12/31/1996                     9,624,385                  8,758,559
01/31/1997                     9,576,361                  8,696,373
02/28/1997                     9,598,405                  8,699,851
03/31/1997                     9,359,770                  8,477,135
04/30/1997                     9,570,437                  8,681,434
05/31/1997                     9,684,481                  8,778,666
06/30/1997                     9,875,451                  8,948,094
07/31/1997                    10,424,177                  9,473,347
08/31/1997                    10,161,918                  9,209,988
09/30/1997                    10,427,124                  9,463,263
10/31/1997                    10,781,870                  9,782,175
11/30/1997                    10,884,053                  9,912,278
12/31/1997                    11,070,318                 10,078,804
01/31/1998                    11,276,193                 10,283,404
02/28/1998                    11,199,620                 10,209,364
03/31/1998                    11,253,545                 10,230,803
04/30/1998                    11,318,487                 10,268,657
05/31/1998                    11,539,028                 10,464,788
06/30/1998                    11,809,161                 10,707,571
07/31/1998                    11,801,731                 10,662,600
08/31/1998                    12,300,067                 11,143,483
09/30/1998                    12,791,270                 11,551,334
10/31/1998                    12,445,690                 11,376,910
11/30/1998                    12,490,607                 11,464,511
12/31/1998                    12,554,165                 11,440,436
01/31/1999                    12,649,540                 11,543,400
02/28/1999                    12,075,837                 10,975,465
03/31/1999                    12,126,451                 10,950,221
04/30/1999                    12,144,805                 10,965,551
05/31/1999                    11,926,288                 10,793,392
06/30/1999                    11,815,966                 10,678,982
07/31/1999                    11,748,078                 10,627,723
08/31/1999                    11,657,161                 10,586,275
09/30/1999                    11,776,658                 10,664,613
10/31/1999                    11,801,615                 10,671,012
11/30/1999                    11,726,960                 10,598,449
12/31/1999                    11,551,451                 10,440,533
01/31/2000                    11,604,071                 10,589,832
02/29/2000                    11,954,949                 10,909,645
03/31/2000                    12,278,865                 11,282,755
04/30/2000                    12,210,344                 11,192,492
05/31/2000                    12,145,217                 11,152,200
06/30/2000                    12,518,123                 11,394,202
07/31/2000                    12,744,020                 11,590,183
08/31/2000                    13,030,399                 11,854,439
09/30/2000                    12,879,831                 11,711,000
10/31/2000                    13,107,443                 11,893,691
11/30/2000                    13,541,214                 12,269,532
12/31/2000                    13,905,851                 12,557,866
01/31/2001                    13,986,307                 12,579,214
02/28/2001                    14,260,933                 12,794,319
03/31/2001                    14,184,611                 12,730,348
04/30/2001                    13,761,742                 12,384,082
05/31/2001                    13,838,707                 12,400,182
06/30/2001                    13,958,907                 12,506,822
07/31/2001                    14,555,453                 12,972,076
08/31/2001                    14,877,703                 13,249,679
09/30/2001                    15,019,643                 13,349,052

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Long-Term Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 9/23/1997.

PORTFOLIO INSIGHTS

 . The Long-Term U.S. Government Fund Institutional Class outperformed its benchmark for the six months ended September 30, 2001, returning 5.89% versus 4.86% for the Lehman Long-Term Treasury Index.
 . The Fund's above benchmark duration was negative for the first three months but was positive during the second three months. PIMCO moved duration below that of the benchmark during the second fiscal quarter as falling yields discounted economic weakness.
 . Exposure to short and intermediate maturities relative to the long duration
   Index was positive as the yield curve steepened amid Fed easing.
 . A mortgage emphasis was positive on a duration-adjusted basis; mortgages provided yield premiums near all-time spread differentials with minimal credit risk.
 . Falling real yields helped real return bonds outperform like-duration
   Treasuries, benefiting performance.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 13

PIMCO Investment Grade Corporate Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily corporate fixed income securities.

DURATION:
5.3 years

FUND INCEPTION DATE:
Institutional Class: 4/28/2000

TOTAL NET ASSETS: $6.0 million

PORTFOLIO MANAGER:
Chris P. Dialynas

TOTAL RETURN INVESTMENT PERFORMANCE    For the period ended September 30, 2001

                                                                        6 Months            1 Year        Since Inception*
Investment Grade Corporate Bond Fund Institutional Class                 4.06%              12.95%              13.43%

Lehman Brothers Credit Investment Grade Index                            4.93%              13.10%                 --

Lipper Intermediate Investment Grade Debt Fund Average                   4.48%              11.71%                 --

* Annualized


SECTOR BREAKDOWN*

   Corporate Bonds & Notes              89.6%
   Other                                10.4%

QUALITY BREAKDOWN*

   AAA                                   4.5%
    AA                                   8.1%
     A                                  19.7%
   BBB                                  58.1%
    BB                                   9.6%


* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001
$5,000,000 invested at inception

                                                       Lehman Brothers
                             Invest. Grade            Credit Investment
Month                       Corp. Bond Fund              Grade Index
=====                       ===============           =================
04/30/2000                     5,000,000                  5,000,000
05/31/2000                     5,014,761                  4,981,500
06/30/2000                     5,128,394                  5,106,535
07/31/2000                     5,184,004                  5,168,324
08/31/2000                     5,264,388                  5,235,512
09/30/2000                     5,297,559                  5,263,260
10/31/2000                     5,317,541                  5,268,524
11/30/2000                     5,424,989                  5,337,015
12/31/2000                     5,563,978                  5,440,553
01/31/2001                     5,642,326                  5,589,624
02/28/2001                     5,736,175                  5,638,254
03/31/2001                     5,749,969                  5,673,211
04/30/2001                     5,686,680                  5,652,787
05/31/2001                     5,737,457                  5,704,793
06/30/2001                     5,744,342                  5,733,317
07/31/2001                     5,953,968                  5,882,957
08/31/2001                     6,059,316                  5,961,788
09/30/2001                     5,983,609                  5,952,846


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/2000, the first full month following the Fund's Institutional Class inception on 4/28/2000, compared to the Lehman Brothers Credit Investment Grade Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 . The Investment Grade Corporate Bond Fund returned 4.06% for the semi-annual period ended September 30, 2001, compared with 4.93% for the Lehman Brothers Credit Investment Grade Index.
 . An elevated duration was neutral for performance as yields on intermediate and longer maturities rose during the second quarter of the year, but fell sharply in the third quarter as the economy weakened further.
 . An emphasis on higher rated issues detracted from returns as BBB's outperformed their upper-tier investment-grade counterparts.
 . Exposure to Treasury securities, consistent with PIMCO's emphasis on high quality assets, was negative for returns as corporates outperformed.
 . An overweight of the telecom sector with an emphasis on wireline issues was positive as investors shifted exposure from lower quality credits to investment-grade companies.

14 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO High Yield Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily higher yielding fixed income securities.

DURATION:
3.8 years

FUND INCEPTION DATE:
Institutional Class: 12/16/1992
Administrative Class: 1/16/1995

TOTAL NET ASSETS: $3.0 billion

PORTFOLIO MANAGER:
Benjamin L. Trosky

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                    6 Months          1 Year            3 Years*        5 Years*    Since Inception*

High Yield Fund Institutional Class                  -2.82%           -0.72%              2.35%           5.40%           8.50%

High Yield Fund Administrative Class                 -2.94%           -0.97%              2.10%           5.14%           7.72%

Lehman Brothers BB U.S. High Yield Index             -0.66%            4.76%              4.17%           6.27%             --

Lipper High Current Yield Fund Average               -7.04%           -9.22%             -2.12%           0.90%             --

* Annualized


SECTOR BREAKDOWN*

   Corporate Bonds & Notes              74.5%
   Short-Term Instruments                7.8%
   Asset-Backed Securities               7.5%
   Other                                10.2%

QUALITY BREAKDOWN*

   AAA                                  10.3%
    AA                                   1.8%
     A                                   0.8%
   BBB                                  21.0%
    BB                                  46.3%
     B                                  19.8%


* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                              High Yield             Lehman Brothers BB
Month                            Fund               U.S. High Yield Index
=====                         ==========            =====================
12/31/1992                     5,000,000                  5,000,000
01/31/1993                     5,113,886                  5,105,500
02/28/1993                     5,208,126                  5,180,551
03/31/1993                     5,313,333                  5,239,092
04/30/1993                     5,369,686                  5,283,100
05/31/1993                     5,409,077                  5,322,195
06/30/1993                     5,556,254                  5,435,026
07/31/1993                     5,595,567                  5,489,919
08/31/1993                     5,658,345                  5,553,602
09/30/1993                     5,686,689                  5,594,144
10/31/1993                     5,839,376                  5,669,106
11/30/1993                     5,884,380                  5,683,845
12/31/1993                     5,935,129                  5,732,726
01/31/1994                     6,061,596                  5,828,463
02/28/1994                     6,060,370                  5,822,051
03/31/1994                     5,879,246                  5,643,896
04/30/1994                     5,828,068                  5,610,598
05/31/1994                     5,870,524                  5,615,648
06/30/1994                     5,878,587                  5,632,494
07/31/1994                     5,934,013                  5,701,210
08/31/1994                     5,984,086                  5,761,643
09/30/1994                     6,025,467                  5,772,015
10/31/1994                     6,028,706                  5,785,289
11/30/1994                     6,004,787                  5,745,950
12/31/1994                     6,077,394                  5,781,575
01/31/1995                     6,137,436                  5,874,658
02/28/1995                     6,305,367                  6,053,248
03/31/1995                     6,397,464                  6,110,148
04/30/1995                     6,537,390                  6,232,351
05/31/1995                     6,727,023                  6,415,582
06/30/1995                     6,781,902                  6,472,039
07/31/1995                     6,872,762                  6,530,935
08/31/1995                     6,925,387                  6,568,814
09/30/1995                     7,022,543                  6,639,758
10/31/1995                     7,125,446                  6,692,211
11/30/1995                     7,212,331                  6,776,533
12/31/1995                     7,334,202                  6,883,602
01/31/1996                     7,453,084                  6,995,117
02/29/1996                     7,460,951                  6,969,934
03/31/1996                     7,402,000                  6,933,691
04/30/1996                     7,434,433                  6,930,917
05/31/1996                     7,459,688                  6,940,621
06/30/1996                     7,490,201                  7,015,579
07/31/1996                     7,557,060                  7,053,463
08/31/1996                     7,680,144                  7,110,596
09/30/1996                     7,858,765                  7,263,475
10/31/1996                     7,937,607                  7,364,437
11/30/1996                     8,110,110                  7,513,198
12/31/1996                     8,191,022                  7,529,728
01/31/1997                     8,275,049                  7,601,259
02/28/1997                     8,402,615                  7,693,234
03/31/1997                     8,292,841                  7,601,685
04/30/1997                     8,381,534                  7,695,946
05/31/1997                     8,572,658                  7,827,547
06/30/1997                     8,699,809                  7,928,522
07/31/1997                     8,924,236                  8,164,792
08/31/1997                     8,921,803                  8,087,226
09/30/1997                     9,072,091                  8,214,195
10/31/1997                     9,081,530                  8,242,125
11/30/1997                     9,168,890                  8,299,819
12/31/1997                     9,273,057                  8,376,177
01/31/1998                     9,432,639                  8,476,692
02/28/1998                     9,483,456                  8,515,684
03/31/1998                     9,557,939                  8,570,184
04/30/1998                     9,581,967                  8,613,893
05/31/1998                     9,631,622                  8,669,883
06/30/1998                     9,702,825                  8,722,769
07/31/1998                     9,806,262                  8,768,128
08/31/1998                     9,412,663                  8,526,128
09/30/1998                     9,532,027                  8,706,882
10/31/1998                     9,438,479                  8,595,433
11/30/1998                     9,836,791                  8,801,724
12/31/1998                     9,879,676                  8,857,175
01/31/1999                    10,010,006                  8,948,403
02/28/1999                     9,927,890                  8,882,185
03/31/1999                    10,010,332                  8,946,137
04/30/1999                    10,178,603                  9,037,387
05/31/1999                     9,984,753                  8,928,036
06/30/1999                     9,982,745                  8,907,501
07/31/1999                    10,010,514                  8,941,350
08/31/1999                     9,972,088                  8,885,018
09/30/1999                     9,978,381                  8,921,448
10/31/1999                     9,966,545                  8,891,114
11/30/1999                    10,104,777                  8,966,688
12/31/1999                    10,158,157                  9,051,872
01/31/2000                    10,112,740                  8,987,604
02/29/2000                    10,137,614                  9,004,680
03/31/2000                     9,935,905                  8,919,136
04/30/2000                     9,958,025                  8,949,460
05/31/2000                     9,908,672                  8,953,039
06/30/2000                    10,098,829                  9,146,423
07/31/2000                    10,178,729                  9,298,253
08/31/2000                    10,325,854                  9,441,446
09/30/2000                    10,294,967                  9,395,182
10/31/2000                    10,085,655                  9,253,315
11/30/2000                     9,895,109                  9,205,199
12/31/2000                    10,113,001                  9,389,302
01/31/2001                    10,530,435                  9,734,828
02/28/2001                    10,642,311                  9,874,037
03/31/2001                    10,517,025                  9,907,609
04/30/2001                    10,438,828                 10,008,667
05/31/2001                    10,558,600                 10,153,792
06/30/2001                    10,394,083                 10,078,654
07/31/2001                    10,556,027                 10,239,913
08/31/2001                    10,647,779                 10,349,479
09/30/2001                    10,220,694                  9,842,355


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/16/1992, compared to the Lehman Brothers BB U.S. High Yield Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/16/1995. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics.

PORTFOLIO INSIGHTS

 . The High Yield Fund Institutional Class shares returned -2.82% for the semi-annual period ended September 30, 2001, compared to -0.66% for the benchmark Lehman Brothers BB U.S. High Yield Index.
 . The Fund's exposure to B rated issues detracted from performance as B rated issues significantly underperformed BBs.
 . An underweight of cyclical companies such as retail and basic materials added to performance as the U.S economy continued to slow and consumer confidence declined.
 . An overweight to the telecom sector was a negative as this sector significantly underperformed the broader market.
 . Avoiding "fallen angels" such as Xerox and Lucent, detracted from performance as these issues rebounded sharply from distressed price levels.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 15

PIMCO Total Return Mortgage Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily intermediate maturity mortgage-related fixed income securities.

DURATION:
2.1 years

FUND INCEPTION DATE:
Institutional Class: 7/31/1997

TOTAL NET ASSETS:
$46.0 million

PORTFOLIO MANAGER:
W. Scott Simon

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                          6 Months           1 Year          3 Years*     Since Inception*
Total Return Mortgage Fund Institutional Class              6.03%            13.96%            8.03%            8.65%

Lehman Brothers Mortgage Index                              5.27%            12.34%            7.27%              --

Lipper U.S. Mortgage Fund Average                           4.95%            11.72%            6.32%              --

* Annualized


SECTOR BREAKDOWN*

   Mortgage-Backed Instruments          80.1%
   Short-Term Instruments               17.5%
   Other                                 2.4%

QUALITY BREAKDOWN*

   AAA                                  96.1%
    AA                                   3.9%


* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                             Total Return             Lehman Brothers
Month                        Mortgage Fund             Mortgage Index
=====                        =============            ===============
07/31/1997                     5,000,000                  5,000,000
08/31/1997                     5,005,044                  4,988,118
09/30/1997                     5,084,467                  5,051,382
10/31/1997                     5,160,309                  5,107,387
11/30/1997                     5,184,726                  5,124,151
12/31/1997                     5,246,122                  5,170,844
01/31/1998                     5,304,038                  5,222,289
02/28/1998                     5,314,354                  5,233,336
03/31/1998                     5,334,652                  5,255,495
04/30/1998                     5,371,139                  5,285,232
05/31/1998                     5,417,855                  5,320,364
06/30/1998                     5,453,983                  5,345,733
07/31/1998                     5,476,124                  5,372,837
08/31/1998                     5,542,715                  5,421,585
09/30/1998                     5,605,738                  5,487,033
10/31/1998                     5,584,293                  5,479,968
11/30/1998                     5,609,572                  5,507,264
12/31/1998                     5,625,826                  5,530,643
01/31/1999                     5,660,727                  5,570,014
02/28/1999                     5,631,600                  5,547,984
03/31/1999                     5,669,090                  5,585,236
04/30/1999                     5,697,656                  5,610,991
05/31/1999                     5,667,354                  5,579,648
06/30/1999                     5,661,901                  5,559,994
07/31/1999                     5,641,744                  5,522,293
08/31/1999                     5,639,123                  5,522,100
09/30/1999                     5,717,073                  5,611,697
10/31/1999                     5,745,364                  5,644,003
11/30/1999                     5,773,781                  5,647,086
12/31/1999                     5,762,288                  5,633,277
01/31/2000                     5,725,332                  5,584,465
02/29/2000                     5,812,378                  5,649,206
03/31/2000                     5,890,936                  5,710,992
04/30/2000                     5,871,241                  5,714,910
05/31/2000                     5,868,917                  5,717,543
06/30/2000                     5,978,903                  5,839,767
07/31/2000                     6,038,508                  5,877,275
08/31/2000                     6,138,873                  5,966,358
09/30/2000                     6,201,183                  6,028,208
10/31/2000                     6,244,656                  6,071,497
11/30/2000                     6,345,742                  6,162,828
12/31/2000                     6,468,116                  6,262,059
01/31/2001                     6,570,212                  6,359,555
02/28/2001                     6,632,002                  6,395,972
03/31/2001                     6,664,904                  6,433,095
04/30/2001                     6,663,174                  6,441,997
05/31/2001                     6,728,926                  6,484,752
06/30/2001                     6,752,370                  6,498,620
07/31/2001                     6,903,222                  6,613,988
08/31/2001                     6,966,484                  6,672,330
09/30/2001                     7,067,115                  6,772,287


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers Mortgage Index, an unmanaged market index.

PORTFOLIO INSIGHTS

 . The PIMCO Total Return Mortgage Fund outperformed the Lehman Brothers
   Mortgage Index for the six-month period ended September 30, 2001, returning 6.03% versus 5.27% for the Index.
 . Year-to-date the Fund has outperformed the Index by 1.11%.
 . The Fund's near benchmark duration had limited effect on performance.
 . The broader-than-Index security selection helped increase performance.
   CMOs boosted returns by providing protections against increases in prepayment rates in addition to providing low duration vehicles that augmented the yield of the portfolio.
 . GNMA II ARMs also added to returns by providing attractive yields relative to their short durations.
 . Buying mortgages forward and investing the purchase amount at relatively high short-term rates added to the Fund's performance.

16 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO GNMA Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association.

DURATION:
1.7 years

FUND INCEPTION DATE:
Institutional Class: 7/31/1997

TOTAL NET ASSETS: $41.5 million

PORTFOLIO MANAGER:
W. Scott Simon

TOTAL RETURN INVESTMENT PERFORMANCE    For the period ended September 30, 2001

                                              6 Months              1 Year              3 Years*          Since Inception*
GNMA Fund Institutional Class                  6.77%                16.52%                8.58%                8.76%

Lehman Brothers GNMA Index                     5.19%                11.93%                7.27%                  --

Lipper GNMA Fund Average                       4.83%                11.35%                6.17%                  --

* Annualized


SECTOR BREAKDOWN*

   Mortgage-Backed Securities           46.9%
   Short-Term Instruments               45.7%
   Other                                 7.4%

QUALITY BREAKDOWN*

   AAA                                  96.1%
    AA                                   3.9%
     A                                   1.7%
   BBB                                   0.5%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                 GNMA                 Lehman Brothers
Month                            Fund                    GNMA Index
=====                          =========              ===============
07/31/1997                     5,000,000                  5,000,000
08/31/1997                     5,018,286                  4,989,337
09/30/1997                     5,111,651                  5,055,583
10/31/1997                     5,159,820                  5,108,308
11/30/1997                     5,172,284                  5,123,990
12/31/1997                     5,218,267                  5,170,241
01/31/1998                     5,260,371                  5,220,145
02/28/1998                     5,285,796                  5,231,813
03/31/1998                     5,293,096                  5,253,935
04/30/1998                     5,311,809                  5,284,438
05/31/1998                     5,351,927                  5,320,546
06/30/1998                     5,392,191                  5,342,972
07/31/1998                     5,408,563                  5,373,010
08/31/1998                     5,477,311                  5,415,391
09/30/1998                     5,543,973                  5,479,473
10/31/1998                     5,519,699                  5,474,726
11/30/1998                     5,498,845                  5,505,690
12/31/1998                     5,536,600                  5,528,299
01/31/1999                     5,578,414                  5,567,556
02/28/1999                     5,528,744                  5,549,893
03/31/1999                     5,595,411                  5,583,509
04/30/1999                     5,622,757                  5,610,300
05/31/1999                     5,662,331                  5,582,000
06/30/1999                     5,653,531                  5,559,755
07/31/1999                     5,659,351                  5,523,329
08/31/1999                     5,658,931                  5,521,445
09/30/1999                     5,722,084                  5,610,299
10/31/1999                     5,740,102                  5,643,667
11/30/1999                     5,736,548                  5,646,093
12/31/1999                     5,694,838                  5,634,755
01/31/2000                     5,747,671                  5,583,844
02/29/2000                     5,792,796                  5,655,255
03/31/2000                     5,884,367                  5,744,636
04/30/2000                     5,873,635                  5,739,574
05/31/2000                     5,882,556                  5,760,408
06/30/2000                     5,950,810                  5,866,692
07/31/2000                     5,991,510                  5,897,650
08/31/2000                     6,047,328                  5,986,789
09/30/2000                     6,090,882                  6,042,466
10/31/2000                     6,147,435                  6,087,180
11/30/2000                     6,286,860                  6,173,009
12/31/2000                     6,355,420                  6,260,666
01/31/2001                     6,457,728                  6,362,715
02/28/2001                     6,575,949                  6,391,347
03/31/2001                     6,647,112                  6,429,695
04/30/2001                     6,647,008                  6,440,625
05/31/2001                     6,718,310                  6,494,083
06/30/2001                     6,782,014                  6,512,915
07/31/2001                     6,941,037                  6,624,287
08/31/2001                     6,997,445                  6,672,644
09/30/2001                     7,097,376                  6,763,391


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers GNMA Index, an unmanaged market index.

PORTFOLIO INSIGHTS

 . The PIMCO GNMA Fund outperformed the Lehman Brothers GNMA Index for the six-month period ended September 30, 2001, returning 6.77% versus 5.19% for the Index.
 . Year-to-date the Fund has outperformed the Index by 3.64%.
 . The Fund's near benchmark duration had limited effect on performance.
 . GNMA II ARMs added to returns by providing attractive yields considering their short durations.
 . Issue selection in the 7% and 7.5% coupons range proved to be an effective relative value strategy.
 . The broader-than-Index security selection helped increase performance. CMOs boosted returns by providing protections against increases in prepayment rates, as well as providing low duration vehicles that augmented the yield of the portfolio.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 17

PIMCO Real Return Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed fixed income securities.

DURATION:
2.8 years

FUND INCEPTION DATE:
Institutional Class: 1/29/1997
Administrative Class: 4/28/2000

TOTAL NET ASSETS:
$1.9 billion

PORTFOLIO MANAGER:
John B. Brynjolfsson

TOTAL RETURN INVESTMENT PERFORMANCE    For the period ended September 30, 2001

                                                                6 Months          1 Year          3 Years*      Since Inception*
Real Return Fund Institutional Class                             4.55%            13.96%            9.70%             8.21%

Real Return Fund Administrative Class                            4.40%            13.66%              --             12.09%

Lehman Brothers Global Real: U.S. TIPS Index                     4.07%            13.20%            7.94%               --

Lipper Intermediate U.S. Treasury Fund Average                   4.64%            13.16%            6.98%               --

* Annualized


SECTOR BREAKDOWN*

   U.S. Treasury Obligations            80.6%
   Corporate Bonds & Notes              13.4%
   Other                                 6.0%

QUALITY BREAKDOWN*

   AAA                                  85.0%
    AA                                   3.6%
     A                                   7.2%
   BBB                                   2.4%
    BB                                   1.8%


* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                                      Lehman Brothers
                              Real Return          Global Real: U.S. TIPS
Month                            Fund                      Index
=====                         ===========          ======================
01/31/1997                     5,000,000                  5,000,000
02/28/1997                     5,017,061                  5,016,499
03/31/1997                     4,971,983                  4,947,776
04/30/1997                     5,002,809                  4,977,955
05/31/1997                     5,032,748                  5,004,838
06/30/1997                     5,021,938                  4,988,823
07/31/1997                     5,083,742                  5,036,214
08/31/1997                     5,094,469                  5,051,322
09/30/1997                     5,104,457                  5,061,426
10/31/1997                     5,169,085                  5,113,556
11/30/1997                     5,196,006                  5,142,195
12/31/1997                     5,169,329                  5,120,599
01/31/1998                     5,199,466                  5,145,691
02/28/1998                     5,193,833                  5,141,057
03/31/1998                     5,205,501                  5,138,489
04/30/1998                     5,233,211                  5,157,501
05/31/1998                     5,254,770                  5,194,120
06/30/1998                     5,272,877                  5,207,097
07/31/1998                     5,313,726                  5,231,257
08/31/1998                     5,317,549                  5,243,132
09/30/1998                     5,441,195                  5,348,519
10/31/1998                     5,469,946                  5,360,284
11/30/1998                     5,461,835                  5,354,923
12/31/1998                     5,438,790                  5,322,793
01/31/1999                     5,518,587                  5,384,539
02/28/1999                     5,505,806                  5,346,309
03/31/1999                     5,538,991                  5,344,703
04/30/1999                     5,630,484                  5,379,950
05/31/1999                     5,671,234                  5,417,047
06/30/1999                     5,664,215                  5,420,299
07/31/1999                     5,674,126                  5,417,586
08/31/1999                     5,703,057                  5,426,798
09/30/1999                     5,727,393                  5,447,965
10/31/1999                     5,738,633                  5,458,858
11/30/1999                     5,783,160                  5,492,160
12/31/1999                     5,749,871                  5,448,219
01/31/2000                     5,784,298                  5,472,738
02/29/2000                     5,826,798                  5,523,636
03/31/2000                     6,002,905                  5,684,369
04/30/2000                     6,079,127                  5,759,975
05/31/2000                     6,062,274                  5,744,998
06/30/2000                     6,143,456                  5,817,382
07/31/2000                     6,192,132                  5,867,107
08/31/2000                     6,251,051                  5,910,524
09/30/2000                     6,302,775                  5,941,257
10/31/2000                     6,370,226                  6,013,147
11/30/2000                     6,463,907                  6,100,339
12/31/2000                     6,524,893                  6,166,219
01/31/2001                     6,691,996                  6,295,097
02/28/2001                     6,816,461                  6,401,481
03/31/2001                     6,869,744                  6,462,938
04/30/2001                     6,923,017                  6,499,127
05/31/2001                     7,014,615                  6,575,820
06/30/2001                     7,006,887                  6,567,930
07/31/2001                     7,121,462                  6,677,616
08/31/2001                     7,141,782                  6,686,963
09/30/2001                     7,182,647                  6,725,746



*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/1997, the first full month following the Fund's Institutional Class inception date on 1/29/1997, compared to the Lehman Brothers Global Real: U.S. TIPS Index, an unmanaged market index, formerly the Lehman Brothers Inflation Linked Treasury Index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/28/2000. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 . For the half-year period ended September 30, 2001, the Institutional Class shares of the Real Return Fund returned 4.55%, versus 4.07% for the Lehman Brothers Global Real: U.S. TIPS Index.
 . Intermediate real yields dropped by up to 0.40% while long-term real yields fell only marginally as substantial Fed easing influenced mostly shorter-term real yields.
 . Real yield decreases were less than those of conventional, or non-inflation-indexed, Treasuries as investor expectations of slowing inflation affected conventional yields more.
 . TIPS performance lagged Treasuries as investors sought out Treasuries due to their high liquidity and quality. During times of market uncertainty, Treasuries normally outperform all other fixed income markets, including U.S. government-issued TIPS.
 . The inflation break-even yield, defined as the differential between a Treasury yield and a TIPS real yield, was 1.45% for 10-year maturities at September 30, 2001. The 12-month CPI-U rate of change as of September 30, 2001 was 2.6%.
 . The effective duration of the Fund was 2.8 years at September 30, 2001 versus
   3.0 years for the Lehman TIPS Index.
 . The weighted average credit quality of the Fund was AAA at the end of
   September 2001.
 . The Fund maintained a modest duration overweight through the half-year period, improving relative returns as real yields fell.
 . An emphasis on intermediate maturities boosted performance due to intermediate real yields falling more than long-term real yields.
 . Cash-backing portfolios, consisting of high quality, short duration corporate and asset-backed securities, were combined with TIPS buy-forwards to improve portfolio yield.
 . Modest allocations from TIPS to conventional corporate bonds lowered relative performance as yield premiums increased for corporates during the period.
 . The average real yield of the U.S. TIPS index was 3.3% at September 30, 2001.
   CPI-U adjustments are then added to real yields to get inflation-adjusted yields.

18 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Foreign Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily intermediate maturity, hedged non-U.S. fixed income securities.

DURATION:
5.0 years

FUND INCEPTION DATE:
Institutional Class: 12/03/1992
Administrative Class: 1/28/1997

TOTAL NET ASSETS: $754.8 million

PORTFOLIO MANAGER:
Sudi Mariappa

TOTAL RETURN INVESTMENT PERFORMANCE    For the period ended September 30, 2001

                                                   6 Months          1 Year         3 Years*        5 Years*    Since Inception*
Foreign Bond Fund Institutional Class                3.57%           11.05%           6.55%           8.75%           9.76%

Foreign Bond Fund Administrative Class               3.44%           10.78%           6.29%             --            7.51%

J.P. Morgan Non-U.S. Index (Hedged)                  2.57%            9.41%           6.13%           8.97%             --

Lipper International Income Fund Average             3.71%            6.67%           1.12%           3.08%             --

* Annualized


COUNTRY ALLOCATION*

   United States                        46.3%
   Germany                               9.2%
   Italy                                 8.4%
   Short-Term Instruments                7.2%
   United Kingdom                        6.1%
   France                                5.6%
   Canada                                5.1%
   Other                                12.1%


QUALITY BREAKDOWN*

   AAA                                  68.8%
    AA                                  18.6%
     A                                   7.7%
   BBB                                   3.8%
    BB                                   1.0%
     B                                   0.1%

* % of Total Investments as of September 30, 2001



CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception


                               [CHART]



                                                        J.P. Morgan
                             Foreign Bond              Non-U.S. Index
Month                            Fund                     (Hedged)
=====                        ============              ==============
12/31/1992                     5,000,000                  5,000,000
01/31/1993                     5,041,660                  5,045,501
02/28/1993                     5,152,513                  5,136,826
03/31/1993                     5,171,807                  5,139,908
04/30/1993                     5,171,804                  5,140,421
05/31/1993                     5,218,564                  5,169,209
06/30/1993                     5,342,019                  5,274,661
07/31/1993                     5,426,186                  5,333,737
08/31/1993                     5,558,061                  5,444,678
09/30/1993                     5,580,127                  5,468,090
10/31/1993                     5,663,151                  5,540,815
11/30/1993                     5,679,152                  5,579,601
12/31/1993                     5,820,067                  5,695,098
01/31/1994                     5,827,680                  5,666,624
02/28/1994                     5,673,113                  5,539,124
03/31/1994                     5,574,498                  5,488,718
04/30/1994                     5,522,099                  5,449,747
05/31/1994                     5,441,127                  5,389,254
06/30/1994                     5,340,992                  5,334,283
07/31/1994                     5,374,816                  5,369,488
08/31/1994                     5,322,015                  5,317,942
09/30/1994                     5,330,821                  5,322,728
10/31/1994                     5,351,402                  5,343,487
11/30/1994                     5,430,650                  5,418,829
12/31/1994                     5,395,132                  5,406,367
01/31/1995                     5,431,819                  5,465,297
02/28/1995                     5,467,726                  5,535,800
03/31/1995                     5,471,621                  5,648,728
04/30/1995                     5,605,512                  5,738,544
05/31/1995                     5,825,529                  5,926,769
06/30/1995                     5,790,386                  5,907,210
07/31/1995                     5,900,948                  5,981,642
08/31/1995                     6,013,433                  6,033,680
09/30/1995                     6,099,110                  6,129,012
10/31/1995                     6,201,268                  6,197,659
11/30/1995                     6,444,451                  6,333,387
12/31/1995                     6,540,017                  6,392,287
01/31/1996                     6,700,408                  6,469,635
02/29/1996                     6,557,601                  6,393,293
03/31/1996                     6,664,336                  6,446,357
04/30/1996                     6,825,851                  6,523,713
05/31/1996                     6,852,155                  6,568,075
06/30/1996                     6,930,027                  6,622,589
07/31/1996                     6,997,369                  6,672,259
08/31/1996                     7,169,036                  6,761,000
09/30/1996                     7,370,202                  6,905,010
10/31/1996                     7,552,295                  7,018,941
11/30/1996                     7,735,101                  7,159,321
12/31/1996                     7,775,388                  7,169,345
01/31/1997                     7,899,810                  7,258,963
02/28/1997                     7,942,561                  7,305,419
03/31/1997                     7,843,570                  7,266,703
04/30/1997                     7,917,253                  7,345,183
05/31/1997                     7,958,788                  7,383,378
06/30/1997                     8,118,878                  7,508,894
07/31/1997                     8,239,266                  7,628,287
08/31/1997                     8,206,198                  7,637,441
09/30/1997                     8,383,475                  7,772,623
10/31/1997                     8,286,145                  7,822,367
11/30/1997                     8,398,755                  7,878,689
12/31/1997                     8,522,040                  7,981,113
01/31/1998                     8,645,607                  8,087,245
02/28/1998                     8,725,510                  8,159,239
03/31/1998                     8,835,222                  8,231,855
04/30/1998                     8,865,827                  8,273,838
05/31/1998                     8,942,528                  8,387,190
06/30/1998                     8,987,048                  8,423,255
07/31/1998                     9,130,620                  8,501,590
08/31/1998                     9,058,201                  8,669,071
09/30/1998                     9,266,649                  8,874,530
10/31/1998                     9,075,582                  8,861,217
11/30/1998                     9,245,824                  8,956,919
12/31/1998                     9,377,213                  8,946,169
01/31/1999                     9,569,644                  9,057,102
02/28/1999                     9,476,423                  8,996,420
03/31/1999                     9,534,902                  9,103,477
04/30/1999                     9,658,589                  9,219,091
05/31/1999                     9,507,394                  9,181,293
06/30/1999                     9,391,681                  9,038,983
07/31/1999                     9,396,468                  9,015,482
08/31/1999                     9,329,165                  9,031,709
09/30/1999                     9,379,607                  9,066,031
10/31/1999                     9,422,198                  9,087,790
11/30/1999                     9,440,689                  9,140,496
12/31/1999                     9,524,187                  9,167,918
01/31/2000                     9,475,484                  9,168,837
02/29/2000                     9,584,349                  9,236,684
03/31/2000                     9,722,350                  9,371,538
04/30/2000                     9,756,895                  9,422,144
05/31/2000                     9,815,858                  9,497,520
06/30/2000                     9,890,070                  9,543,107
07/31/2000                     9,973,457                  9,611,817
08/31/2000                     9,963,948                  9,613,739
09/30/2000                    10,095,126                  9,696,417
10/31/2000                    10,121,158                  9,774,958
11/30/2000                    10,271,406                  9,947,974
12/31/2000                    10,463,562                 10,058,396
01/31/2001                    10,619,334                 10,177,679
02/28/2001                    10,680,403                 10,265,125
03/31/2001                    10,824,425                 10,342,598
04/30/2001                    10,759,482                 10,272,516
05/31/2001                    10,785,208                 10,325,932
06/30/2001                    10,779,884                 10,382,726
07/31/2001                    11,033,728                 10,477,207
08/31/2001                    11,133,056                 10,565,217
09/30/2001                    11,210,774                 10,608,535


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/03/1992, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/28/1997. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 . For the six-month period ended September 30, 2001, the Foreign Bond Fund
   Institutional Class shares posted a return of 3.57%, outperforming the 2.57% return of the Fund's benchmark, the J.P. Morgan Non-U.S. Index (Hedged into USD).
 . Foreign bonds underperformed U.S. bonds for the period. The U.S. was the best performing bond market as investors fled to the safety and liquidity of Treasuries following the New York and Washington attacks.
 . Extending European duration added to returns as yields fell amid a slowdown in global growth.
 . A focus on the short end of yield curves in Europe and the U.K. added to returns as short maturity yields fell the most on expectations of further central bank rate cuts.
 . Although Japan lagged other developed markets due to concerns over new bond supply, yields remained relatively stable, causing the Fund's Japan underweight to be neutral for performance.
 . A focus on global mortgages aided returns as mortgages were a high yielding alternative to most government bonds.
 . Although a euro overweight was positive, a partial hedge using an underweight in the Swiss franc reduced the positive impact of this position.
 . An underweight in the Japanese yen was negative; the yen rallied vs. the
   U.S. dollar as exporters repatriated profits toward fiscal half-year end.
 . Emerging market exposure was neutral. Though investors shunned the sector in the flight to safety, our higher quality positions performed in line with alternative holdings.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 19

PIMCO Global Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily U.S. and non-U.S. intermediate maturity fixed income securities.

DURATION:
5.3 years

FUND INCEPTION DATE:
Institutional Class: 11/23/1993
Administrative Class: 8/01/1996

TOTAL NET ASSETS: $330.9 million

PORTFOLIO MANAGER:
Sudi Mariappa

TOTAL RETURN INVESTMENT PERFORMANCE    For the period ended September 30, 2001

                                                     6 Months         1 Year          3 Years*       5 Years*     Since Inception*
Global Bond Fund Institutional Class                   6.49%           7.30%           1.00%           3.22%           5.74%

Global Bond Fund Administrative Class                  6.36%           7.04%           0.75%           2.99%           3.53%

J.P. Morgan Global Index (Unhedged)                    5.44%           7.06%           0.83%           3.63%             --

Lipper Global Income Fund Average                      2.47%           5.82%           2.23%           3.72%             --

* Annualized



COUNTRY ALLOCATION*

   United States                        52.2%
   Italy                                 7.7%
   France                                7.7%
   United Kingdom                        7.1%
   Other                                25.3%


QUALITY BREAKDOWN*

   AAA                                  70.1%
    AA                                  17.4%
     A                                   8.3%
   BBB                                   3.0%
    BB                                   1.1%
     B                                   0.1%


* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                               [CHART]

                                                       J.P. Morgan
                                Global                 Global Index
Month                          Bond Fund                (Unhedged)
=====                          =========               ============
11/30/1993                     5,000,000                 5,000,000
12/31/1993                     5,159,354                 5,051,001
01/31/1994                     5,172,612                 5,098,479
02/28/1994                     5,050,687                 5,042,396
03/31/1994                     4,981,799                 5,019,201
04/30/1994                     4,983,396                 5,015,186
05/31/1994                     4,957,155                 4,973,560
06/30/1994                     4,993,232                 5,032,746
07/31/1994                     5,040,972                 5,080,054
08/31/1994                     5,023,423                 5,066,846
09/30/1994                     5,045,769                 5,091,673
10/31/1994                     5,117,441                 5,168,048
11/30/1994                     5,070,101                 5,102,929
12/31/1994                     5,071,554                 5,114,666
01/31/1995                     5,158,706                 5,217,982
02/28/1995                     5,306,429                 5,352,606
03/31/1995                     5,497,439                 5,625,054
04/30/1995                     5,586,069                 5,714,492
05/31/1995                     5,774,015                 5,873,926
06/30/1995                     5,791,402                 5,910,344
07/31/1995                     5,833,592                 5,938,122
08/31/1995                     5,749,603                 5,773,043
09/30/1995                     5,839,678                 5,902,936
10/31/1995                     5,966,446                 5,960,786
11/30/1995                     6,121,956                 6,027,545
12/31/1995                     6,236,009                 6,102,287
01/31/1996                     6,250,544                 6,039,434
02/29/1996                     6,152,157                 6,004,405
03/31/1996                     6,159,100                 5,995,399
04/30/1996                     6,210,796                 5,973,217
05/31/1996                     6,191,536                 5,979,190
06/30/1996                     6,265,488                 6,031,208
07/31/1996                     6,379,395                 6,142,182
08/31/1996                     6,491,924                 6,167,980
09/30/1996                     6,584,759                 6,201,904
10/31/1996                     6,764,325                 6,324,702
11/30/1996                     6,923,739                 6,415,146
12/31/1996                     6,879,967                 6,370,239
01/31/1997                     6,702,769                 6,210,983
02/28/1997                     6,656,620                 6,168,128
03/31/1997                     6,576,929                 6,121,249
04/30/1997                     6,536,080                 6,086,970
05/31/1997                     6,699,780                 6,230,622
06/30/1997                     6,783,140                 6,301,651
07/31/1997                     6,758,684                 6,278,337
08/31/1997                     6,721,424                 6,270,802
09/30/1997                     6,895,854                 6,410,014
10/31/1997                     6,891,415                 6,545,905
11/30/1997                     6,834,927                 6,467,355
12/31/1997                     6,817,845                 6,460,241
01/31/1998                     6,851,128                 6,524,843
02/28/1998                     6,915,929                 6,573,126
03/31/1998                     6,961,654                 6,523,829
04/30/1998                     7,063,593                 6,624,295
05/31/1998                     7,059,363                 6,652,780
06/30/1998                     7,070,889                 6,671,407
07/31/1998                     7,130,372                 6,689,420
08/31/1998                     7,124,542                 6,874,048
09/30/1998                     7,491,180                 7,232,874
10/31/1998                     7,509,415                 7,394,889
11/30/1998                     7,456,893                 7,311,327
12/31/1998                     7,669,954                 7,448,780
01/31/1999                     7,718,892                 7,387,701
02/28/1999                     7,459,185                 7,140,951
03/31/1999                     7,441,983                 7,158,805
04/30/1999                     7,454,117                 7,156,657
05/31/1999                     7,250,125                 7,030,699
06/30/1999                     7,143,749                 6,913,286
07/31/1999                     7,296,476                 7,065,380
08/31/1999                     7,283,484                 7,083,750
09/30/1999                     7,400,295                 7,185,754
10/31/1999                     7,405,937                 7,177,131
11/30/1999                     7,291,664                 7,091,723
12/31/1999                     7,341,262                 7,071,158
01/31/2000                     7,098,375                 6,931,857
02/29/2000                     7,116,716                 6,897,197
03/31/2000                     7,307,538                 7,097,904
04/30/2000                     7,080,709                 6,882,129
05/31/2000                     7,153,212                 6,932,368
06/30/2000                     7,318,062                 7,100,825
07/31/2000                     7,239,595                 6,989,341
08/31/2000                     7,170,776                 6,939,019
09/30/2000                     7,191,731                 6,925,141
10/31/2000                     7,079,209                 6,842,732
11/30/2000                     7,190,025                 6,984,374
12/31/2000                     7,372,837                 7,235,812
01/31/2001                     7,432,281                 7,230,820
02/28/2001                     7,435,644                 7,233,112
03/31/2001                     7,247,001                 7,031,526
04/30/2001                     7,215,815                 7,003,484
05/31/2001                     7,190,664                 6,983,173
06/30/2001                     7,102,470                 6,920,324
07/31/2001                     7,390,315                 7,095,410
08/31/2001                     7,682,234                 7,361,488
09/30/2001                     7,717,058                 7,413,753


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/01/1993, the first full month following the Fund's Institutional Class inception on 11/23/1993, compared to the J.P. Morgan Global Index (Unhedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/01/1996. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 . For the six-month period ended September 30, 2001, the Global Bond Fund
   Institutional Class shares posted a return of 6.49%, outperforming the 5.44% return of the Fund's benchmark, the J.P. Morgan Global Index (Unhedged, measured in USD).
 . The Fund's exposure to foreign currencies matched the benchmark, which added to returns as the USD fell versus the yen and euro.
 . The U.S. was the best performing bond market over the period as investors fled to the safety and liquidity of Treasuries following the New York and Washington attacks.
 . Extending European duration added to returns as yields fell amid a slowdown in global growth.
 . A focus on the short end of yield curves in Europe and the U.K. added to returns as short maturity yields fell the most on expectations of further central bank rate cuts.
 . Although Japan lagged other developed markets due to concerns over new bond supply, yields remained relatively stable, causing the Fund's Japan underweight to be neutral for performance.
 . A focus on global mortgages aided returns as mortgages were a high yielding alternative to most government bonds.
 . Although a euro overweight was positive, a partial hedge using an underweight in the Swiss franc reduced the positive impact of this position.
 . An underweight in the Japanese yen was negative; the yen rallied vs. the dollar as exporters repatriated profits toward fiscal half-year end.
 . Emerging market exposure was neutral. Though investors shunned the sector in the flight to safety, our higher quality positions performed in line with alternative holdings.

20 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Global Bond Fund II

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital.

PORTFOLIO:
Primarily U.S. and hedged non-U.S. intermediate maturity fixed income securities.

DURATION:
5.3 years

FUND INCEPTION DATE:
Institutional Class: 2/25/1998

TOTAL NET ASSETS:
$81.2 million

PORTFOLIO MANAGER:
Sudi Mariappa

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                              6 Months   1 Year  3 Years*  Since Inception*
Global Bond Fund II Institutional Class       4.10%      11.98%    6.28%     6.83%

J.P. Morgan Global Index (Hedged)             3.26%      10.44%    5.99%       --

Lipper Global Income Fund Average             2.47%       5.82%    2.23%       --

* Annualized


COUNTRY ALLOCATION*

   United States                        43.2%
   Italy                                10.1%
   United Kingdom                        7.4%
   France                                7.2%
   Canada                                6.2%
   France                                5.8%
   Short-Term Instruments                4.9%
   Other                                15.2%

QUALITY BREAKDOWN*

   AAA                                  71.8%
    AA                                  18.1%
     A                                   5.3%
   BBB                                   3.6%
    BB                                   1.0%
     B                                   0.2%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                     [GRAPH]

                           Global Bond             J.P. Morgan Global
Month                        Fund II                 Index (Hedged)
=====                      ===========             ==================
02/28/1998                  5,000,000                  5,000,000
03/31/1998                  5,069,096                  5,032,502
04/30/1998                  5,092,746                  5,057,159
05/31/1998                  5,121,536                  5,120,376
06/30/1998                  5,146,064                  5,157,242
07/31/1998                  5,210,272                  5,190,249
08/31/1998                  5,156,019                  5,308,584
09/30/1998                  5,273,043                  5,443,954
10/31/1998                  5,187,282                  5,431,977
11/30/1998                  5,256,161                  5,470,545
12/31/1998                  5,303,609                  5,470,545
01/31/1999                  5,422,839                  5,525,796
02/28/1999                  5,341,215                  5,451,750
03/31/1999                  5,376,152                  5,501,909
04/30/1999                  5,429,327                  5,553,624
05/31/1999                  5,347,551                  5,520,302
06/30/1999                  5,283,537                  5,457,923
07/31/1999                  5,279,879                  5,446,462
08/31/1999                  5,257,452                  5,452,452
09/30/1999                  5,285,083                  5,480,262
10/31/1999                  5,300,795                   5491,222
11/30/1999                  5,294,352                  5,509,892
12/31/1999                  5,318,774                  5,510,442
01/31/2000                  5,296,692                  5,514,850
02/29/2000                  5,360,260                  5,570,552
03/31/2000                  5,435,868                  5,663,021
04/30/2000                  5,444,990                  5,677,180
05/31/2000                  5,465,049                  5,710,672
06/30/2000                  5,525,868                  5,760,353
07/31/2000                  5,572,330                  5,807,011
08/31/2000                  5,588,099                  5,833,723
09/30/2000                  5,653,061                  5,869,310
10/31/2000                  5,670,166                  5,920,372
11/30/2000                  5,738,619                  6,032,269
12/31/2000                  5,808,435                  6,114,309
01/31/2001                  5,933,174                  6,178,353
02/28/2001                  5,987,239                  6,238,623
03/31/2001                  6,081,194                  6,277,271
04/30/2001                  6,044,854                  6,221,607
05/31/2001                  6,069,055                  6,250,225
06/30/2001                  6,049,566                  6,285,227
07/31/2001                  6,226,368                  6,372,589
08/31/2001                  6,287,921                  6,436,315
09/30/2001                  6,330,511                  6,482,017


* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/01/1998, the first full month following the Fund's Institutional Class inception on 2/25/1998, compared to the J.P. Morgan Global Index (Hedged), an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 .    For the six-month period ended September 30, 2001, the Global Bond Fund II
     Institutional Class shares posted a return of 4.10%, outperforming the 3.26% return of the Fund's benchmark, the J.P. Morgan Global Index (Hedged into USD).

 .    The U.S. was the best performing bond market over the period as investors fled to the safety and liquidity of Treasuries following the New York and Washington attacks.

 .    Extending European duration added to returns as yields fell amid a slowdown in global growth.

 .    A focus on the short end of yield curves in Europe and the U.K. added to returns as short maturity yields fell the most on expectations of further central bank rate cuts.

 .    Although Japan lagged other developed markets due to concerns over new bond supply, yields remained relatively stable, causing the Fund's Japan underweight to be neutral for performance.

 .    A focus on global mortgages aided returns as mortgages were a high yielding alternative to most government bonds.

 .    Although a euro overweight was positive, a partial hedge using an underweight in the Swiss franc reduced the positive impact of this position.

 .    An underweight in the Japanese yen was negative; the yen rallied vs. the dollar as exporters repatriated profits toward fiscal half-year end.

 .    Emerging market exposure was neutral. Though investors shunned the sector in the flight to safety, our higher quality positions performed in line with alternative holdings.


                                     9.30.01 | PIMCO Funds Semi-Annual Report 21

PIMCO Emerging Markets Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily emerging market fixed income securities.

DURATION:
4.9 years

FUND INCEPTION DATE:
Institutional Class: 7/31/1997
Administrative Class: 9/30/1998

TOTAL NET ASSETS:
$66.2 million

PORTFOLIO MANAGER:
Mohamed A. El-Erian

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                          6 Months    1 Year    3 Years*     Since Inception*
Emerging Markets Bond Fund Institutional Class               8.27%      16.01%   22.67%          8.59%

Emerging Markets Bond Fund Administrative Class              8.11%      15.70%   22.36%         22.34%

J.P. Morgan Emerging Markets Bond Index Plus                -1.91%       1.78%   17.03%             --

Lipper Emerging Markets Debt Fund Average                   -0.02%       2.84%   16.53%             --

* Annualized


COUNTRY ALLOCATION*

   Brazil                               23.1%
   Short-Term Instruments               15.2%
   Mexico                               14.1%
   Russia                               13.5%
   Other                                34.1%

QUALITY BREAKDOWN*

   AAA                                  14.5%
    AA                                   4.7%
   BBB                                  25.8%
    BB                                  32.2%
     B                                  22.8%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                    [GRAPH]


                                                     J.P. Morgan
                         Emerging Markets          Emerging Markets
Month                        Bond Fund              Bond Index Plus
=====                    ================          ================
07/31/1997                   5,000,000                  5,000,000
08/31/1997                   4,941,202                  4,979,763
09/30/1997                   5,077,992                  5,132,145
10/31/1997                   4,500,427                  4,540,921
11/30/1997                   4,738,197                  4,756,615
12/31/1997                   4,859,660                  4,920,720
01/31/1998                   4,866,472                  4,910,880
02/28/1998                   5,005,158                  5,051,329
03/31/1998                   5,155,188                  5,177,076
04/30/1998                   5,168,205                  5,189,638
05/31/1998                   5,002,060                  5,012,513
06/30/1998                   4,838,082                  4,867,654
07/31/1998                   4,912,199                  4,901,240
08/31/1998                   3,543,793                  3,492,624
09/30/1998                   3,819,422                  3,834,203
10/31/1998                   4,019,347                  4,082,276
11/30/1998                   4,340,414                  4,322,720
12/31/1998                   4,288,256                  4,214,652
01/31/1999                   4,139,443                  4,058,290
02/28/1999                   4,222,136                  4,116,729
03/31/1999                   4,507,995                  4,428,365
04/30/1999                   4,883,959                  4,730,823
05/31/1999                   4,578,472                  4,461,166
06/30/1999                   4,716,852                  4,660,580
07/31/1999                   4,686,777                  4,564,104
08/31/1999                   4,679,209                  4,557,715
09/30/1999                   4,888,898                  4,716,781
10/31/1999                   5,046,834                  4,898,847
11/30/1999                   5,183,471                  5,037,484
12/31/1999                   5,427,907                  5,310,012
01/31/2000                   5,308,344                  5,204,876
02/29/2000                   5,622,784                  5,540,069
03/31/2000                   5,765,699                  5,714,579
04/30/2000                   5,656,677                  5,605,431
05/31/2000                   5,546,802                  5,462,491
06/30/2000                   5,808,164                  5,739,437
07/31/2000                   5,949,537                  5,912,770
08/31/2000                   6,158,003                  6,121,489
09/30/2000                   6,076,985                  6,038,429
10/31/2000                   5,975,644                  5,902,377
11/30/2000                   6,006,990                  5,872,276
12/31/2000                   6,220,981                  6,141,811
01/31/2001                   6,485,181                  6,455,457
02/28/2001                   6,457,362                  6,352,990
03/31/2001                   6,511,798                  6,266,029
04/30/2001                   6,550,734                  6,229,046
05/31/2001                   6,698,649                  6,382,906
06/30/2001                   6,902,857                  6,481,201
07/31/2001                   6,955,869                  6,079,368
08/31/2001                   7,313,582                  6,379,798
09/30/2001                   7,050,022                  6,146,132


* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the J.P. Morgan Emerging Markets Bond Index Plus, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998. The Fund may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty. Investing in emerging market securities imposes even greater risks including smaller capitalization of securities markets, which can experience illiquidity, price volatility, foreign restrictions, and repatriation of investment income and capital.

PORTFOLIO INSIGHTS

 .    The Emerging Markets Bond Fund Institutional Class shares outperformed the benchmark J.P. Morgan Emerging Markets Bond Index Plus over the six-month period ended September 30, 2001, returning 8.27% versus -1.91% for the Index.

 .    Continued focus on countries with strong fundamentals offset the impact of heightened market volatility due to isolated crisis situations and the fluid international environment.

 .    Our outright avoidance of Argentina added substantially to both absolute and relative returns as this segment of the Index returned -25% over the semi-annual period.

 .    Our overweight position in Russia added to returns amid continued progress on Paris Club repayments and growing levels of international reserves.

 .    An underweight in the Philippines was positive due to the continued
     political uncertainty in the region and heavy reliance on external sources of funding.

 .    Overweight positions in Eastern Europe were positive as the ongoing trend in trade barrier reduction aided these economies.

 .    Holdings of high quality, off-Index countries and relative value strategies added to returns for the period.

22 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Strategic Balanced Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Normally invests between 45% and 75% in the StocksPLUS Fund and between 25% and 55% in the Total Return Fund.

DURATION:
2.2 years

FUND INCEPTION DATE:
Institutional Class: 6/28/1996
Administrative Class: 6/30/1999

TOTAL NET ASSETS: $73.6 million

PORTFOLIO MANAGEMENT TEAM LEAD:
William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                          6 Months        1 Year       3 Years*     5 Years*   Since Inception*
Strategic Balanced Fund Institutional Class                 -3.11%        -10.39%      3.88%        9.63%            9.86%

Strategic Balanced Fund Administrative Class                -3.31%        -10.62%        --           --            -2.95%

60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond    -3.73%        -12.28%      4.16%        9.77%              --
Index

S&P 500 Index                                               -9.68%        -26.62%      2.04%        10.23%             --

Lipper Balanced Fund Average                                -4.91%        -11.76%      3.51%        7.35%              --

* Annualized


ALLOCATION*

   StocksPLUS Fund                      57.4%
   Total Return Fund                    42.6%

QUALITY BREAKDOWN*

   AA                                  100.0%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                    [CHART]


                                       60% S&P 500 Index and
                 Strategic Balanced     40% Lehman Brothers
Month                    Fund          Aggregate Bond Index      S&P 500 Index
=====            ==================    ====================      =============
06/30/1996            5,000,000             5,000,000              5,000,000
07/31/1996            4,865,000             4,872,933              4,779,100
08/31/1996            4,940,000             4,931,328              4,879,891
09/30/1996            5,175,000             5,132,224              5,154,532
10/31/1996            5,320,000             5,262,627              5,296,693
11/30/1996            5,615,000             5,537,365              5,697,071
12/31/1996            5,511,545             5,450,953              5,584,212
01/31/1997            5,743,214             5,661,975              5,933,113
02/28/1997            5,775,539             5,694,243              5,979,629
03/31/1997            5,591,600             5,528,617              5,733,926
04/30/1997            5,846,009             5,759,756              6,076,241
05/31/1997            6,089,593             5,991,928              6,446,163
06/30/1997            6,275,398             6,181,439              6,734,951
07/31/1997            6,659,382             6,543,230              7,270,851
08/31/1997            6,423,506             6,300,974              6,863,537
09/30/1997            6,659,150             6,545,208              7,239,453
10/31/1997            6,565,126             6,452,023              6,997,656
11/30/1997            6,736,582             6,643,106              7,321,577
12/31/1997            6,843,897             6,738,297              7,447,289
01/31/1998            6,937,730             6,817,616              7,529,656
02/28/1998            7,213,362             7,110,452              8,072,694
03/31/1998            7,459,339             7,338,829              8,486,097
04/30/1998            7,524,460             7,398,449              8,571,467
05/31/1998            7,447,498             7,350,213              8,424,124
06/30/1998            7,662,852             7,554,287              8,766,312
07/31/1998            7,621,044             7,512,443              8,672,951
08/31/1998            6,904,331             6,909,658              7,419,015
09/30/1998            7,310,278             7,239,956              7,894,278
10/31/1998            7,639,840             7,577,983              8,536,398
11/30/1998            7,885,513             7,870,767              9,053,789
12/31/1998            8,189,101             8,152,341              9,575,468
01/31/1999            8,385,168             8,380,174              9,975,915
02/28/1999            8,117,209             8,165,384              9,665,863
03/31/1999            8,381,044             8,379,502             10,052,594
04/30/1999            8,584,658             8,584,843             10,441,931
05/31/1999            8,407,317             8,433,153             10,195,398
06/30/1999            8,726,038             8,703,230             10,761,242
07/31/1999            8,533,893             8,525,380             10,425,276
08/31/1999            8,507,390             8,498,358             10,373,348
09/30/1999            8,424,034             8,398,023             10,089,329
10/31/1999            8,758,321             8,729,273             10,727,781
11/30/1999            8,845,236             8,835,503             10,945,877
12/31/1999            9,136,140             9,130,707             11,590,589
01/31/2000            8,743,572             8,843,606             11,008,477
02/29/2000            8,679,333             8,785,846             10,799,892
03/31/2000            9,223,089             9,347,855             11,856,445
04/30/2000            9,014,128             9,168,382             11,499,685
05/31/2000            8,956,484             9,053,818             11,263,711
06/30/2000            9,091,403             9,263,069             11,541,362
07/31/2000            9,061,838             9,209,778             11,360,855
08/31/2000            9,475,755             9,606,384             12,066,477
09/30/2000            9,143,966             9,326,269             11,429,488
10/31/2000            9,143,966             9,327,285             11,381,141
11/30/2000            8,868,006             8,947,092             10,483,895
12/31/2000            8,978,129             9,039,710             10,535,118
01/31/2001            9,226,409             9,291,280             10,908,904
02/28/2001            8,777,903             8,815,348              9,914,230
03/31/2001            8,457,009             8,497,979              9,286,164
04/30/2001            8,812,753             8,880,083             10,007,792
05/31/2001            8,877,434             8,937,237             10,074,844
06/30/2001            8,771,024             8,820,204              9,829,622
07/31/2001            8,844,320             8,846,985              9,732,859
08/31/2001            8,559,282             8,555,240              9,123,582
09/30/2001            8,194,327             8,180,616              8,386,887


* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1996, the first full month following the Fund's Institutional Class inception on 6/28/1996, compared to a static 60/40 blend of the Standard and Poor's 500 Index and the Lehman Brothers Aggregate Bond Index, and the S&P 500 Index, each an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 6/30/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 .    The Strategic Balanced Fund is a fund-of-funds structure; the equity portfolio is the StocksPLUS Fund, and the fixed income portfolio is the Total Return Fund.

 .    For the six-month period ended September 30, 2001, the Strategic Balanced
     Fund's Institutional Class shares returned -3.11%, versus -3.73% for the Fund's benchmark, a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index (LBAG).

 .    Asset allocation had a minor impact on returns as the Fund remained near a standard 60/40 equity/fixed income mix.

 .    The equity portfolio, consisting of PIMCO's StocksPLUS Fund, outperformed the S&P 500 Index.

 .    Extended duration relative to the duration of the S&P 500 futures contract added to performance as short rates fell.

 .    Mortgages and high-grade corporates added incremental income, but modest exposure to high yield and emerging markets was negative as credit premiums widened.

 .    The bond portfolio, consisting of PIMCO's Total Return Fund, significantly outperformed the LBAG.

 .    Above Index duration was positive as rates fell; a short maturity focus also helped returns.

 .    We plan to target a neutral equity/bond (60%/40%) mix in light of the full valuation of the short and intermediate portion of the yield curve after the significant decline in interest rates that has already taken place, and the continuing uncertainty for corporate profits and still lofty valuations.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 23

PIMCO Convertible Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily convertible securities.

DURATION:
1.4 years

FUND INCEPTION DATE:
Institutional Class: 3/31/1999
Administrative Class: 8/01/2000

TOTAL NET ASSETS:
$43.2 million

PORTFOLIO MANAGER:
Sandra K. Durn


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                           6 Months     1 Year  Since Inception*
Convertible Fund Institutional Class         -8.82%    -28.36%          4.93%

Convertible Fund Administrative Class        -8.90%    -28.34%        -20.74%

First Boston Convertible Bond Index          -7.34%    -23.81%             --

Lipper Convertible Securities Fund Average   -8.79%    -23.34%             --

* Annualized


SECTOR BREAKDOWN*

   Convertible Bonds & Notes            69.2%
   Convertible Preferred Stock          22.8%
   Short-Term Instruments                6.8%
   Other                                 1.2%

QUALITY BREAKDOWN*

   AAA                                  13.9%
    AA                                   9.9%
     A                                  26.2%
   BBB                                  35.0%
    BB                                   8.8%
     B                                   4.2%

* % of Total Investments as of September 30, 2001

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                     [GRAPH]

                                                         First Boston
Month                    Convertible Fund            Convertible Bond Index
=====                    ================            ======================
03/31/1999                  5,000,000                      5,000,000
04/30/1999                  5,240,000                      5,202,500
05/31/1999                  5,335,000                      5,154,637
06/30/1999                  5,625,000                      5,376,802
07/31/1999                  5,640,000                      5,305,828
08/31/1999                  5,630,000                      5,321,746
09/30/1999                  5,685,000                      5,335,582
10/31/1999                  5,915,000                      5,520,194
11/30/1999                  6,350,000                      5,944,144
12/31/1999                  7,109,943                      6,847,654
01/31/2000                  7,257,010                      6,744,254
02/29/2000                  8,032,917                      7,452,401
03/31/2000                  8,032,816                      7,292,174
04/30/2000                  7,497,974                      6,936,316
05/31/2000                  7,258,568                      6,564,529
06/30/2000                  7,620,361                      6,991,223
07/31/2000                  7,400,886                      6,780,089
08/31/2000                  7,967,437                      7,301,477
09/30/2000                  7,872,203                      7,197,796
10/31/2000                  7,507,607                      6,867,108
11/30/2000                  6,567,872                      6,035,501
12/31/2000                  7,055,087                      6,311,504
01/31/2001                  7,240,032                      6,681,615
02/28/2001                  6,451,298                      6,169,406
03/31/2001                  6,185,149                      5,918,311
04/30/2001                  6,649,171                      6,317,205
05/31/2001                  6,490,858                      6,281,014
06/30/2001                  6,225,557                      6,162,114
07/31/2001                  6,027,746                      6,040,569
08/31/2001                  5,956,314                      5,885,930
09/30/2001                  5,639,814                      5,483,921


* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/31/1999, the Fund's Institutional Class inception date, compared to the First Boston Convertible Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/01/2000. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 .    The Convertible Fund Institutional Class shares returned -8.82% for the semi-annual period ended September 30, 2001, compared to -7.34% for the First Boston Convertible Bond Index.

 .    The Fund's delta, or sensitivity to underlying stock prices, was generally higher than that of the benchmark, which detracted from performance in the face of sharp declines in global equity markets.

 .    The Fund's emphasis on higher quality convertibles was positive given the deteriorating credit fundamentals in the convertible universe.

 .    Underweighting telecom and technology issues was positive for returns as these companies suffered from weak profits amid reduced investment spending.

 .    An underweight to zero coupon convertibles hurt returns as these defensively structured issues outperformed.

 .    Health care holdings helped returns as prospects for improving earnings growth and visibility caused a rotation into these securities.

24 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO European Convertible Fund

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with prudent investment management.

PORTFOLIO:
Primarily European convertible securities.

DURATION:
1.7 years

FUND INCEPTION DATE:
Institutional Class: 11/30/2000

TOTAL NET ASSETS:
$5.0 million

PORTFOLIO MANAGER:
Sandra K. Durn

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                     6 Months    Since Inception
European Convertible Fund Institutional Class          0.79%          0.89%

UBS All European Convertible Index                    -3.11%            --

Lipper Convertible Securities Fund Average            -8.79%            --

SECTOR BREAKDOWN*

   Convertible Bonds & Notes            77.4%
   Short-Term Instruments               18.1%
   Other                                 4.5%

QUALITY BREAKDOWN*

   AAA                                  17.0%
    AA                                  27.0%
     A                                  30.5%
    BB                                  25.5%

* % of Total Investments as of September 30, 2001

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                     [GRAPH]

                     European Convertible            UBS All European
Month                        Fund                   Convertible Index
=====                ====================           =================
11/30/2000                 5,000,000                    5,000,000
12/31/2000                 5,020,075                    5,291,865
01/31/2001                 5,065,256                    5,411,482
02/28/2001                 4,999,995                    5,105,263
03/31/2001                 5,005,015                    4,904,306
04/30/2001                 5,070,276                    5,062,198
05/31/2001                 5,080,316                    4,832,534
06/30/2001                 5,062,389                    4,760,763
07/31/2001                 5,067,426                    4,794,091
08/31/2001                 5,062,389                    4,869,736
09/30/2001                 5,044,353                    4,751,538

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/30/2000, the Fund's Institutional Class inception date, compared to the UBS All European Convertible Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 .    The European Convertible Fund Institutional Class shares returned 0.79% for the semi-annual period ended September 30, 2001, compared to -3.11% for the UBS All European Convertible Index.

 .    The Fund's lower delta, or sensitivity to price movements in the underlying equities, enhanced relative performance as these equities underperformed over the past six months.

 .    The Fund's relatively high average credit quality added to results as investment grade convertibles significantly outperformed speculative grade issues.

 .    Underweighting telecom and technology issues was positive for returns as these companies suffered from weak profits amid reduced investment spending.

 .    Health care holdings were positive for performance as individual issues such as Roche had absolute positive returns.

 .    The use of a proprietary valuation model was instrumental in taking advantage of security pricing inefficiencies in the market.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 25

PIMCO StocksPLUS Fund

FUND CHARACTERISTICS

OBJECTIVE:
Total return which exceeds that of the S&P 500 Index.

PORTFOLIO:
Primarily S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities.

DURATION:
0.5 years

FUND INCEPTION DATE:
Institutional Class: 5/14/1993
Administrative Class: 1/07/1997

TOTAL NET ASSETS:
$878.3 million

PORTFOLIO MANAGEMENT TEAM LEAD:
William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                               6 Months       1 Year     3 Years*    5 Years*   Since Inception*
StocksPLUS Fund Institutional Class           -9.15%          -25.82%      2.30%      10.27%         13.59%

StocksPLUS Fund Administrative Class          -9.51%          -26.27%      1.86%          --          8.14%

S&P 500 Index                                 -9.68%          -26.62%      2.04%      10.23%         --

Lipper Large-Cap Core Fund Average           -10.62%          -27.39%      1.48%       7.52%         --

* Annualized

SECTOR BREAKDOWN*

   Mortgage-Backed Securities           41.3%
   Corporate Bonds & Notes              19.5%
   Short-Term Instruments               18.8%
   U.S. Treasury Obligations            10.9%
   Asset-Backed Securities               5.3%
   Other                                 4.2%

QUALITY BREAKDOWN*

   AAA                                  78.1%
    AA                                   2.9%
     A                                   5.0%
   BBB                                  10.0%
    BB                                   3.3%
     B                                   0.7%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                     [GRAPH]

                          Stocks-PLUS
                             Fund                        S&P 500
Month                        100                         Index
=====                     ===========                   ==========
05/31/1993                 5,000,000                    5,000,000
06/30/1993                 5,027,261                    5,014,650
07/31/1993                 5,017,471                    4,994,491
08/31/1993                 5,208,380                    5,183,982
09/30/1993                 5,157,774                    5,144,221
10/31/1993                 5,271,731                    5,250,655
11/30/1993                 5,212,275                    5,200,616
12/31/1993                 5,306,421                    5,263,492
01/31/1994                 5,480,662                    5,442,451
02/28/1994                 5,311,701                    5,294,743
03/31/1994                 5,077,284                    5,063,892
04/30/1994                 5,141,283                    5,128,811
05/31/1994                 5,237,282                    5,212,974
06/30/1994                 5,126,078                    5,085,204
07/31/1994                 5,325,725                    5,252,202
08/31/1994                 5,568,540                    5,467,543
09/30/1994                 5,473,357                    5,333,861
10/31/1994                 5,561,106                    5,453,713
11/30/1994                 5,391,092                    5,255,089
12/31/1994                 5,461,225                    5,333,022
01/31/1995                 5,612,304                    5,471,307
02/28/1995                 5,864,102                    5,684,524
03/31/1995                 6,023,776                    5,852,274
04/30/1995                 6,219,204                    6,024,624
05/31/1995                 6,500,850                    6,265,428
06/30/1995                 6,643,179                    6,410,974
07/31/1995                 6,854,074                    6,623,561
08/31/1995                 6,900,939                    6,640,187
09/30/1995                 7,193,848                    6,920,403
10/31/1995                 7,181,918                    6,895,697
11/30/1995                 7,527,891                    7,198,418
12/31/1995                 7,673,723                    7,337,059
01/31/1996                 7,949,045                    7,586,813
02/29/1996                 7,970,224                    7,657,142
03/31/1996                 8,076,117                    7,730,881
04/30/1996                 8,177,430                    7,844,834
05/31/1996                 8,365,584                    8,047,152
06/30/1996                 8,445,187                    8,077,812
07/31/1996                 8,052,904                    7,720,934
08/31/1996                 8,223,140                    7,883,768
09/30/1996                 8,704,242                    8,327,467
10/31/1996                 8,981,877                    8,557,139
11/30/1996                 9,649,702                    9,203,973
12/31/1996                 9,444,046                    9,021,642
01/31/1997                10,025,985                    9,585,314
02/28/1997                10,100,806                    9,660,463
03/31/1997                 9,646,437                    9,263,515
04/30/1997                10,244,078                    9,816,546
05/31/1997                10,892,224                   10,414,178
06/30/1997                11,344,245                   10,880,733
07/31/1997                12,278,977                   11,746,513
08/31/1997                11,616,167                   11,088,473
09/30/1997                12,220,454                   11,695,789
10/31/1997                11,832,913                   11,305,149
11/30/1997                12,315,186                   11,828,465
12/31/1997                12,546,229                   12,031,560
01/31/1998                12,716,721                   12,164,629
02/28/1998                13,569,183                   13,041,941
03/31/1998                14,253,076                   13,709,819
04/30/1998                14,425,043                   13,847,740
05/31/1998                14,141,803                   13,609,698
06/30/1998                14,691,669                   14,162,524
07/31/1998                14,528,428                   14,011,693
08/31/1998                12,314,475                   11,985,882
09/30/1998                13,256,889                   12,753,698
10/31/1998                14,302,676                   13,791,084
11/30/1998                15,122,901                   14,626,961
12/31/1998                16,099,828                   15,469,767
01/31/1999                16,648,553                   16,116,712
02/28/1999                16,088,153                   15,615,805
03/31/1999                16,768,984                   16,240,593
04/30/1999                17,436,465                   16,869,592
05/31/1999                16,979,768                   16,471,301
06/30/1999                17,970,000                   17,385,458
07/31/1999                17,379,659                   16,842,684
08/31/1999                17,285,204                   16,758,790
09/30/1999                16,909,003                   16,299,940
10/31/1999                17,981,456                   17,331,400
11/30/1999                18,279,360                   17,683,747
12/31/1999                19,341,400                   18,725,320
01/31/2000                18,343,134                   17,784,881
02/29/2000                18,065,838                   17,447,899
03/31/2000                19,758,181                   19,154,826
04/30/2000                19,143,792                   18,578,458
05/31/2000                18,752,817                   18,197,228
06/30/2000                19,218,094                   18,645,789
07/31/2000                18,978,573                   18,354,169
08/31/2000                20,246,629                   19,494,147
09/30/2000                19,133,350                   18,465,051
10/31/2000                19,047,934                   18,386,944
11/30/2000                17,610,085                   16,937,386
12/31/2000                17,751,217                   17,020,141
01/31/2001                18,440,436                   17,624,015
02/28/2001                16,740,362                   16,017,058
03/31/2001                15,622,296                   15,002,377
04/30/2001                16,816,942                   16,168,212
05/31/2001                17,000,734                   16,276,539
06/30/2001                16,623,116                   15,880,368
07/31/2001                16,483,817                   15,724,041
08/31/2001                15,446,806                   14,739,716
09/30/2001                14,193,108                   13,549,539

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1993, the first full month following the Fund's Institutional Class inception on 5/14/1993, compared to the Standard and Poor's 500 Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/07/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 .    The S&P 500 posted a negative total return of 9.68% for the semi-annual period ending September 30, 2001 amid heightened concern surrounding economic weakness and corporate earnings.

 .    The PIMCO StocksPLUS Fund Institutional Class shares outperformed the S&P
     500, returning -9.15% over the same time period.

 .    An extended duration was positive for performance as realized and anticipated monetary easing led to significant short-term interest rate declines.

 .    Mortgage-backed holdings added incremental yield to the portfolio though this was partially offset by negative price performance related to heightened prepayment concerns.

 .    Investment grade corporate issues benefited from high yield premiums and narrowing corporate spreads.

 .    Modest emerging markets and below investment grade holdings lost value as credit premiums in these sectors widened.


26 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Municipal Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:

High current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

PORTFOLIO:

Primarily intermediate and long-term maturity municipal securities (exempt from federal income tax).

DURATION:
7.5 years

FUND INCEPTION DATE:

Institutional Class: 12/31/1997
Administrative Class: 9/30/1998

TOTAL NET ASSETS: $109.1 million

PORTFOLIO MANAGER:
Mark V. McCray

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                         6 Months    1 Year       3 Years*   Since Inception*
Municipal Bond Fund Institutional Class                  4.50%        11.49%      4.80%        5.41%

Municipal Bond Fund Administrative Class                 4.37%        11.22%      4.54%        4.54%

Lehman Brothers General Municipal Bond Index             3.48%        10.41%      5.19%       --

Lipper General Municipal Debt Fund Average               3.07%         9.54%      3.63%       --

* Annualized


SECTOR BREAKDOWN*


   Municipal Bonds & Notes              99.5%
   Other                                 0.5%

QUALITY BREAKDOWN*

   AAA                                  46.8%
    AA                                  19.6%
     A                                   6.9%
   BBB                                  17.5%
    BB                                   9.2%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                     [GRAPH]

                                                    Lehman Brothers General
Month                 Municipal Bond Fund             Municipal Bond Index
=====                 ===================           =======================
12/31/1997                 5,000,000                        5,000,000
01/31/1998                 5,058,771                        5,051,500
02/28/1998                 5,035,172                        5,053,016
03/31/1998                 5,039,379                        5,057,562
04/30/1998                 5,006,296                        5,034,805
05/31/1998                 5,105,540                        5,114,354
06/30/1998                 5,122,719                        5,134,299
07/31/1998                 5,128,447                        5,147,137
08/31/1998                 5,223,548                        5,226,915
09/30/1998                 5,293,484                        5,292,252
10/31/1998                 5,282,938                        5,292,252
11/30/1998                 5,296,412                        5,310,775
12/31/1998                 5,302,933                        5,324,053
01/31/1999                 5,373,214                        5,387,409
02/28/1999                 5,338,814                        5,363,705
03/31/1999                 5,343,842                        5,371,213
04/30/1999                 5,354,304                        5,384,642
05/31/1999                 5,314,853                        5,353,412
06/30/1999                 5,217,784                        5,276,322
07/31/1999                 5,228,509                        5,295,317
08/31/1999                 5,173,421                        5,252,953
09/30/1999                 5,166,761                        5,255,056
10/31/1999                 5,100,796                        5,198,299
11/30/1999                 5,153,694                        5,253,401
12/31/1999                 5,105,896                        5,214,003
01/31/2000                 5,076,823                        5,191,581
02/29/2000                 5,130,397                        5,251,804
03/31/2000                 5,247,153                        5,366,818
04/30/2000                 5,221,693                        5,335,153
05/31/2000                 5,198,809                        5,307,409
06/30/2000                 5,317,548                        5,448,053
07/31/2000                 5,383,204                        5,523,778
08/31/2000                 5,469,026                        5,608,845
09/30/2000                 5,465,577                        5,579,681
10/31/2000                 5,517,329                        5,640,499
11/30/2000                 5,504,367                        5,683,366
12/31/2000                 5,631,212                        5,823,744
01/31/2001                 5,682,823                        5,881,401
02/28/2001                 5,767,136                        5,900,221
03/31/2001                 5,831,025                        5,953,323
04/30/2001                 5,754,016                        5,889,026
05/31/2001                 5,866,118                        5,952,628
06/30/2001                 5,925,480                        5,992,512
07/31/2001                 6,027,073                        6,081,201
08/31/2001                 6,167,010                        6,181,541
09/30/2001                 6,093,424                        6,160,522

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers General Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998.

PORTFOLIO INSIGHTS

 .    The Municipal Bond Fund returned 4.50% for Institutional Class shares for the six-month period ended September 30, 2001, an excess return of 1.02% over the Lehman Brothers General Municipal Bond Index.

 .    The benchmark AAA general obligation curve steepened significantly over the half-year period as the 1- to 30-year yield differential rose by nearly 0.90% to 2.94%. Fed easing mostly affected shorter-term yields as investors showed a reluctance to accept lower long-term yields.

 .    The Fund's option-adjusted duration was 7.5 years at September 30, 2001, modestly under the benchmark's duration of 7.7 years.

 .    The Fund maintained an above-benchmark duration throughout most of the half-year period, aiding returns as municipal yields fell generally.

 .    Overweighting intermediate maturities improved performance as intermediate yields decreased more than long-maturity yields.

 .    Maintaining a high AA average credit quality assisted performance as lower tier credit premiums increased.

 .    Issue selection in insured and revenue bonds that produced returns above the respective sector returns increased relative performance.

 .    Overweighting higher quality revenue bonds improved portfolio yield relative to the benchmark.

 .    Transportation issues, especially airport bonds, lowered relative returns after the Attack of September 11.

 .    The Fund's SEC yield at September 30 was 4.03%, or a tax-adjusted 6.62%
     assuming a federal tax rate of 39.1%.

9.30.01 | PIMCO Funds Semi-Annual Report 27

PIMCO Short Duration Municipal Income Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks high current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO:
Primarily short and intermediate maturity municipal securities (exempt from federal income tax).

DURATION:
1.9 years

FUND INCEPTION DATE:
Institutional Class: 8/31/1999

TOTAL NET ASSETS:
$14.6 million

PORTFOLIO MANAGER:
Mark V. McCray

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                                   6 Months   1 Year      Since Inception*
Short Duration Municipal Income Fund Institutional Class           2.71%      6.28%       5.35%

Lehman Brothers 1-Year Municipal Bond Index                        2.85%      6.65%      --

Lipper Short Municipal Debt Fund Average                           2.63%      6.17%      --

* Annualized

SECTOR BREAKDOWN*

   Municipal Bonds & Notes              99.7%
   Other                                 0.3%

QUALITY BREAKDOWN*

   AAA                                  38.5%
    AA                                  34.6%
     A                                   5.3%
   BBB                                  21.6%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                     [GRAPH]

                                                        Lehman Brothers
                          Short Duration               1-Year Municipal
Month                  Municipal Income Fund              Bond Index
=====                  =====================           ================
08/31/1999                   5,000,000                     5,000,000
09/30/1999                   5,015,118                     5,012,000
10/31/1999                   5,026,688                     5,023,025
11/30/1999                   5,043,155                     5,038,597
12/31/1999                   5,056,562                     5,042,629
01/31/2000                   5,077,025                     5,061,792
02/29/2000                   5,086,181                     5,076,977
03/31/2000                   5,109,575                     5,098,804
04/30/2000                   5,117,236                     5,111,043
05/31/2000                   5,126,760                     5,119,223
06/30/2000                   5,161,314                     5,161,199
07/31/2000                   5,188,759                     5,190,100
08/31/2000                   5,219,335                     5,216,569
09/30/2000                   5,245,011                     5,228,047
10/31/2000                   5,280,167                     5,252,619
11/30/2000                   5,294,485                     5,272,582
12/31/2000                   5,350,202                     5,312,122
01/31/2001                   5,379,572                     5,375,336
02/28/2001                   5,406,064                     5,393,077
03/31/2001                   5,427,510                     5,421,120
04/30/2001                   5,425,337                     5,431,418
05/31/2001                   5,459,195                     5,469,984
06/30/2001                   5,498,887                     5,491,316
07/31/2001                   5,528,640                     5,515,478
08/31/2001                   5,582,997                     5,548,570
09/30/2001                   5,574,425                     5,575,758

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date, compared to the Lehman Brothers 1-Year Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

PORTFOLIO INSIGHTS

 .    The Short Duration Municipal Income Fund's Institutional Class shares had a return of 2.71%, versus 2.85% for the Lehman Brothers 1-Year Municipal Bond Index for the six-month period ended September 30, 2001.

 .    Shorter-term municipal yields fell by up to 0.90% in reaction to substantial Fed easing, leading to a much steeper municipal yield curve.

 .    The Fund's duration was 1.9 years at September 30, 2001 versus 1.4 years for the benchmark.

 .    The Fund maintained an above-benchmark duration for the half-year period ended September 30, which was positive for performance as municipal yields decreased for all maturities.

 .    Targeting a more extended maturity profile, combining longer and shorter-than-benchmark maturities, lowered relative returns as short-term yields fell the most.

 .    Generating SEC yields above the benchmark yields improved total returns.

 .    Holding municipal inflation-indexed bonds boosted total returns due to tax-exempt inflation capture and price appreciation.

 .    Issue selection in other revenue and healthcare bonds improved total returns due to better-than-sector price appreciation.

 .    Limited holdings of transportation issues, such as airport bonds, whose revenue sources were affected adversely by the Attack of September 11, lowered returns as investors sought higher credit premiums from these issues.

 .    The average credit quality of the Fund was AA with no non-investment-grade bonds at September 30, 2001.

 .    The Fund's SEC yield was 3.04%, or a tax-adjusted 4.99% with a 39.1%
     federal tax rate, at September 30, 2001.

28 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO California Intermediate Municipal Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily intermediate maturity municipal securities (exempt from federal and California income tax).

DURATION:
5.5 years

FUND INCEPTION DATE:
Institutional Class: 8/31/1999
Administrative Class: 9/07/1999

TOTAL NET ASSETS:
$101.2 million

PORTFOLIO MANAGER:
Mark V. McCray

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                                       6 Months    1 Year      Since Inception*
California Intermediate Municipal Bond Fund Institutional Class        3.90%       9.80%       8.50%

California Intermediate Municipal Bond Fund Administrative Class       3.78%       9.56%       8.19%

Lehman Brothers Intermediate California Insured Municipal Bond Index   3.71%       8.83%      --

Lipper California Intermediate Municipal Debt Fund Average             3.28%       8.32%      --

* Annualized

SECTOR BREAKDOWN*

   Municipal Bonds & Notes              99.6%
   Other                                 0.4%

QUALITY BREAKDOWN*

   AAA                                  55.5%
    AA                                  18.0%
     A                                   6.6%
   BBB                                  12.6%
    BB                                   7.3%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                     [GRAPH]

                                                      Lehman Brothers
                                                   Intermed. California
                     California Intermed.            Insured Municipal
Month                Municipal Bond Fund                Bond Index
=====                ====================          ====================
08/31/1999                5,000,000                      5,000,000
09/30/1999                5,035,313                      5,031,999
10/31/1999                4,998,038                      4,998,789
11/30/1999                5,040,593                      5,039,779
12/31/1999                5,018,422                      4,993,413
01/31/2000                5,034,390                      5,021,873
02/29/2000                5,066,955                      5,049,494
03/31/2000                5,158,118                      5,123,722
04/30/2000                5,145,459                      5,084,783
05/31/2000                5,170,144                      5,098,512
06/30/2000                5,268,173                      5,213,226
07/31/2000                5,337,733                      5,284,647
08/31/2000                5,414,917                      5,367,088
09/30/2000                5,398,442                      5,336,498
10/31/2000                5,433,154                      5,367,982
11/30/2000                5,459,904                      5,392,140
12/31/2000                5,550,991                      5,478,411
01/31/2001                5,641,724                      5,575,925
02/28/2001                5,650,896                      5,574,812
03/31/2001                5,704,668                      5,599,899
04/30/2001                5,613,264                      5,497,978
05/31/2001                5,710,997                      5,593,644
06/30/2001                5,745,338                      5,626,645
07/31/2001                5,815,154                      5,718,923
08/31/2001                5,932,622                      5,824,149
09/30/2001                5,927,320                      5,807,839


* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date, compared to the Lehman Brothers Intermediate California Insured Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1999.

PORTFOLIO INSIGHTS

 .    Institutional Class shares of the California Intermediate Municipal Bond
     Fund had a total return of 3.90%, versus 3.71% for the Lehman Brothers Intermediate CA Insured Municipal Bond Index for the half-year period ended September 30, 2001.

 .    The California yield curve steepened substantially as shorter-term yields declined by as much as 0.75% in response to Fed easing while long-term CA yields dropped by only 0.10% or less due to a potential supply overhang.

 .    The Fund's option-adjusted duration was 5.5 years at September 30, 2001, nearly identical to that of the benchmark.

 .    The Fund had an above-benchmark duration throughout the half-year period, adding to returns as CA municipal yields fell across all maturities.

 .    Targeting a broader-than-benchmark maturity profile, combining shorter-term and longer-maturity holdings, lowered relative returns as longer-term yields fell less than intermediate maturities.

 .    Allocations to high quality territorial bonds, also qualifying for CA state income tax exemption, raised relative performance as these bonds outperformed the CA market.

 .    De-emphasizing uninsured CA state general obligation bonds and CA utility debt negatively impacted by the general rise in CA electricity costs contributed positively to relative performance.

 .    Issue selection involving insured CA bonds boosted account performance.

 .    The Fund's SEC yield after fees was 3.41%, or a tax-adjusted 6.17% at
     September 30, 2001.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 29

PIMCO California Municipal Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily intermediate to long-term maturity municipal securities (exempt from federal and California income tax).

DURATION:
7.0 years

FUND INCEPTION DATE:
Institutional Class: 5/16/2000

TOTAL NET ASSETS: $15.2 million

PORTFOLIO MANAGER:
Mark V. McCray

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                                6 Months   1 Year      Since Inception*

California Municipal Bond Fund Institutional Class              4.98%       11.65%            12.85%

Lehman California Insured Municipal Index                       3.72%        8.52%                --

Lipper California Municipal Debt Fund Average                   3.46%        9.26%                --

* Annualized

SECTOR BREAKDOWN*

   Municipal Bonds & Notes              98.5%
   Other                                 1.5%

QUALITY BREAKDOWN*

   AAA                                  50.8%
    AA                                  34.0%
     A                                   3.5%
   BBB                                   6.8%
    BB                                   4.9%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                     [CHART]

                                                        Lehman California
                          California Municipal          Insured Municipal
Month                         Bond Fund                       Index
=====                     ====================          =================
05/31/2000                    5,000,000                     5,000,000
06/30/2000                    5,104,932                     5,160,502
07/31/2000                    5,176,634                     5,237,387
08/31/2000                    5,249,866                     5,357,327
09/30/2000                    5,237,446                     5,328,931
10/31/2000                    5,268,264                     5,289,385
11/30/2000                    5,299,674                     5,331,171
12/31/2000                    5,409,493                     5,469,785
01/31/2001                    5,493,367                     5,521,198
02/28/2001                    5,532,919                     5,530,585
03/31/2001                    5,569,930                     5,575,380
04/30/2001                    5,428,431                     5,469,450
05/31/2001                    5,560,449                     5,550,398
06/30/2001                    5,611,962                     5,574,820
07/31/2001                    5,734,783                     5,669,034
08/31/2001                    5,844,422                     5,813,027
09/30/2001                    5,847,451                     5,782,797

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/2000, the first full month following the Fund's Institutional Class inception on 5/16/2000, compared to the Lehman California Insured Municipal Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

PORTFOLIO INSIGHTS

 .    Institutional Class shares of the California Municipal Bond Fund returned
     4.98%, versus 3.72% for the Lehman CA Insured Municipal Index for the six-month period ended September 30, 2001.

 .    Insured CA yields fell by up to 0.10% more than uninsured CA yields as investors displayed concerns over future debt issuance by the State and the Department of Water Resources to fund past electricity purchases, future energy purchases and acquisitions of utility transmission networks.

 .    The Fund's option-adjusted duration was 7.0 years at September 30, 2001 in contrast to 9.0 years for the benchmark.

 .    The Fund generally maintained below-benchmark duration over the period from
     March 31 to September 30, which had the effect of lowering relative returns as CA municipal yields decreased.

 .    De-emphasizing uninsured CA state general obligation bonds improved relative performance as investors reacted negatively to continuing energy purchases and less tax revenue collections due to a weakening economy.

 .    Allocations to non-CA issues, some qualifying for CA income tax exemption, led to improved returns as these issues outperformed the CA market.

 .    Selective longer-term strategies, hedging potentially higher credit premiums, resulted in improved returns.

 .    The Fund's average credit quality was AA+ at September versus an A+ rating for uninsured CA state general obligation bonds.

30 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO New York Municipal Bond Fund

FUND CHARACTERISTICS

OBJECTIVE:
Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily intermediate to long-term maturity municipal securities (exempt from federal and New York income tax).

DURATION:
6.9 years

FUND INCEPTION DATE:
Institutional Class: 8/31/1999

TOTAL NET ASSETS:
$5.0 million

PORTFOLIO MANAGER:
Mark V. McCray

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                                   6 Months   1 Year      Since Inception*
New York Municipal Bond Fund Institutional Class                   3.91%        11.65%          8.90%

Lehman Brothers New York Insured Municipal Bond Index              3.09%        10.85%           --

Lipper New York Intermediate Municipal Debt Fund Average           2.90%         9.74%           --

* Annualized


SECTOR BREAKDOWN*

   Municipal Bonds & Notes              98.3%
   Other                                 1.7%

QUALITY BREAKDOWN*

   AAA                                  26.1%
    AA                                  15.4%
     A                                  15.4%
   BBB                                  43.1%

* % of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                     [CHART]

                                                        Lehman Bros.
                                 NY                      NY Insured
Month                     Muni. Bond Fund          Municipal Bond Index
=====                     ===============          ====================
08/31/1999                   5,000,000                   5,000,000
09/30/1999                   5,019,710                   4,993,502
10/31/1999                   4,980,249                   4,924,089
11/30/1999                   5,025,490                   4,993,028
12/31/1999                   5,006,999                   4,941,600
01/31/2000                   4,983,454                   4,912,940
02/29/2000                   5,015,826                   4,986,631
03/31/2000                   5,096,773                   5,113,293
04/30/2000                   5,067,630                   5,064,206
05/31/2000                   5,050,517                   4,961,492
06/30/2000                   5,174,063                   5,122,742
07/31/2000                   5,232,730                   5,190,364
08/31/2000                   5,340,170                   5,282,232
09/30/2000                   5,349,497                   5,249,480
10/31/2000                   5,415,568                   5,316,149
11/30/2000                   5,449,805                   5,362,400
12/31/2000                   5,558,734                   5,530,244
01/31/2001                   5,634,983                   5,577,802
02/28/2001                   5,675,787                   5,582,822
03/31/2001                   5,747,731                   5,644,234
04/30/2001                   5,703,523                   5,588,921
05/31/2001                   5,859,988                   5,654,313
06/30/2001                   5,907,799                   5,686,540
07/31/2001                   6,021,097                   5,774,680
08/31/2001                   6,177,243                   5,871,693
09/30/2001                   5,972,699                   5,818,848

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date, compared to the Lehman Brothers New York Insured Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

PORTFOLIO INSIGHTS

 .    The New York Municipal Bond Fund had a total return of 3.91% for
     Institutional Class shares, versus 3.09% for the Lehman Brothers New York Insured Municipal Bond Index for the six months ended September 30, 2001.

 .    The New York insured municipal yield steepened substantially as short-term yields dropped by up to 0.90% while longer-term yields moved downward by less than 0.10%.

 .    The Fund's duration was 6.9 years, or 1.3 years under the benchmark, at
     September 30, 2001.

 .    The Fund had an average duration below the benchmark during the fiscal first half, which lowered relative performance as New York municipal yields decreased across the yield curve.

 .    Overweighting intermediate maturities raised total returns relative to the benchmark as intermediate yields decreased more than longer-term yields.

 .    Hedging New York municipal yield risk enhanced returns as these hedges more than offset New York insured municipal returns.

 .    Issue selection in revenue and healthcare bonds increased performance as such issues outperformed their respective sector total returns.

 .    Transportation issues, specifically airport revenue bonds, decreased relative returns as the September 11th Attack caused loss of revenues and prompted investors to demand higher credit premiums.

 .    The Fund's average credit quality at September 30, 2001 was A+, nearly equivalent to that for uninsured New York state general obligation bonds.

 .    The SEC yield of the Fund was 4.13% at September 30, 2001, which translates into a tax-adjusted 7.28% for California residents with the highest federal and state tax brackets.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 31

Financial Highlights

                                                                   Net Realized /                                     Dividends in
                                  Net Asset Value                  Unrealized Gain  Total Income     Dividends from   Excess of Net
Selected Per Share Data for       Beginning of    Net Investment   (Loss) on        from Investment  Net Investment   Investment
the Year or Period Ended:         Period          Income (Loss)    Investments      Operations       Income           Income
  Total Return Fund
     Institutional Class
       09/30/2001 *               $  10.52        $   0.29 (a)     $    0.35 (a)    $     0.64       $   (0.29)       $    0.00
       03/31/2001                     9.96            0.67 (a)          0.56 (a)          1.23           (0.65)           (0.02)
       03/31/2000                    10.36            0.63 (a)         (0.40)(a)          0.23           (0.60)           (0.03)
       03/31/1999                    10.62            0.63 (a)          0.16 (a)          0.79           (0.63)            0.00
       03/31/1998                    10.27            0.64 (a)          0.62 (a)          1.26           (0.62)           (0.02)
       03/31/1997                    10.29            0.68             (0.02)             0.66           (0.66)           (0.02)
     Administrative Class
       09/30/2001 *                  10.52            0.28 (a)          0.35 (a)          0.63           (0.28)            0.00
       03/31/2001                     9.96            0.64 (a)          0.56 (a)          1.20           (0.62)           (0.02)
       03/31/2000                    10.36            0.61 (a)         (0.41)(a)          0.20           (0.58)           (0.02)
       03/31/1999                    10.62            0.61 (a)          0.16 (a)          0.77           (0.61)            0.00
       03/31/1998                    10.27            0.61 (a)          0.63 (a)          1.24           (0.60)           (0.02)
       03/31/1997                    10.29            0.66 (a)         (0.02)(a)          0.64           (0.64)           (0.02)

  Total Return Fund II
     Institutional Class
       09/30/2001 *               $  10.27        $   0.27 (a)     $    0.42 (a)    $     0.69       $   (0.27)       $    0.00
       03/31/2001                     9.67            0.62 (a)          0.60 (a)          1.22           (0.61)           (0.01)
       03/31/2000                    10.11            0.58 (a)         (0.44)(a)          0.14           (0.58)            0.00
       03/31/1999                    10.26            0.59 (a)          0.17 (a)          0.76           (0.59)            0.00
       03/31/1998                     9.85            0.63 (a)          0.52 (a)          1.15           (0.60)           (0.03)
       03/31/1997                     9.89            0.61             (0.02)             0.59           (0.62)           (0.01)
     Administrative Class
       09/30/2001 *                  10.27            0.26 (a)          0.42 (a)          0.68           (0.26)            0.00
       03/31/2001                     9.67            0.59 (a)          0.60 (a)          1.19           (0.58)           (0.01)
       03/31/2000                    10.11            0.55 (a)         (0.44)(a)          0.11           (0.55)            0.00
       03/31/1999                    10.26            0.56 (a)          0.17 (a)          0.73           (0.56)            0.00
       03/31/1998                     9.85            0.60 (a)          0.52 (a)          1.12           (0.57)           (0.03)
       03/31/1997                     9.89            0.59             (0.02)             0.57           (0.60)           (0.01)

  Total Return Fund III
     Institutional Class
       09/30/2001 *               $   9.19        $   0.26 (a)     $    0.33 (a)    $     0.59       $   (0.26)       $    0.00
       03/31/2001                     8.74            0.57 (a)          0.45 (a)          1.02           (0.56)           (0.01)
       03/31/2000                     9.27            0.55 (a)         (0.53)(a)          0.02           (0.54)           (0.01)
       03/31/1999                     9.55            0.57 (a)          0.20 (a)          0.77           (0.56)            0.00
       03/31/1998                     9.15            0.57 (a)          0.56 (a)          1.13           (0.54)           (0.03)
       03/31/1997                     9.13            0.55              0.05              0.60           (0.55)           (0.02)
     Administrative Class
       09/30/2001 *                   9.19            0.25 (a)          0.33 (a)          0.58           (0.25)            0.00
       03/31/2001                     8.74            0.55 (a)          0.45 (a)          1.00           (0.54)           (0.01)
       03/31/2000                     9.27            0.54 (a)         (0.54)(a)          0.00           (0.52)           (0.01)
       03/31/1999                     9.55            0.55 (a)          0.20 (a)          0.75           (0.54)            0.00
       04/11/1997 - 03/31/1998        9.12            0.54 (a)          0.58 (a)          1.12           (0.50)           (0.03)

  Moderate Duration Fund
     Institutional Class
       09/30/2001 *               $  10.00        $   0.27 (a)     $    0.34 (a)    $     0.61       $   (0.27)       $    0.00
       03/31/2001                     9.52            0.64 (a)          0.47 (a)          1.11           (0.63)            0.00
       03/31/2000                     9.94            0.60 (a)         (0.42)(a)          0.18           (0.58)           (0.02)
       03/31/1999                    10.14            0.60 (a)          0.07 (a)          0.67           (0.60)            0.00
       03/31/1998                     9.83            0.38 (a)          0.56 (a)          0.94           (0.60)            0.00
       12/31/1996 - 03/31/1997       10.00            0.15             (0.17)            (0.02)          (0.15)            0.00

*    Unaudited
+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.68%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.74%.

32 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                                            Ratio of Net
Distributions   Distributions                                                                   Ratio of    Investment
from Net        in Excess of    Tax Basis                   Net Asset            Net Assets     Expenses    Income (Loss)  Portfolio
Realized        Net Realized    Return 0f   Total           Value End   Total    End of Period  to Average  to Average     Turnover
Capital Gains   Capital Gains   Capital     Distributions   of Period   Return   (000s)         Net Assets  Net Assets     Rate


$   0.00        $   0.00        $   0.00    $  (0.29)       $   10.87    6.22%   $34,042,435    0.43%+      5.51%+         256%
    0.00            0.00            0.00       (0.67)           10.52   12.80     31,746,629    0.49 (b)    6.57           450
    0.00            0.00            0.00       (0.63)            9.96    2.33     24,900,321    0.54 (b)    6.25           223
   (0.24)          (0.18)           0.00       (1.05)           10.36    7.60     21,711,396    0.43        5.91           154
   (0.27)           0.00            0.00       (0.91)           10.62   12.63     16,484,119    0.43        6.06           206
    0.00            0.00            0.00       (0.68)           10.27    6.60     12,528,536    0.43        6.60           173

    0.00            0.00            0.00       (0.28)           10.87    6.09      7,092,788    0.68+       5.22+          256
    0.00            0.00            0.00       (0.64)           10.52   12.52      5,353,222    0.74 (c)    6.31           450
    0.00            0.00            0.00       (0.60)            9.96    2.07      3,233,785    0.79 (c)    6.01           223
   (0.24)          (0.18)           0.00       (1.03)           10.36    7.33      1,972,984    0.68        5.52           154
   (0.27)           0.00            0.00       (0.89)           10.62   12.36        481,730    0.68        5.74           206
    0.00            0.00            0.00       (0.66)           10.27    6.34        151,194    0.68        6.35           173



$   0.00        $   0.00        $   0.00    $  (0.27)       $   10.69     6.87%  $ 1,697,892    0.50%+      5.23%+        258%
    0.00            0.00            0.00       (0.62)           10.27    13.02     1,606,998    0.51        6.24          566
    0.00            0.00            0.00       (0.58)            9.67     1.46     1,263,556    0.50        5.89          142
   (0.18)          (0.14)           0.00       (0.91)           10.11     7.46       986,690    0.50        5.65          213
   (0.11)           0.00            0.00       (0.74)           10.26    11.99       574,587    0.50        6.15          361
    0.00            0.00            0.00       (0.63)            9.85     6.15       478,451    0.50        6.38          293

    0.00            0.00            0.00       (0.26)           10.69     6.74        94,178    0.75+       4.95+         258
    0.00            0.00            0.00       (0.59)           10.27    12.74        77,183    0.76 (d)    6.00          566
    0.00            0.00            0.00       (0.55)            9.67     1.20        56,755    0.75        5.56          142
   (0.18)          (0.14)           0.00       (0.88)           10.11     7.19        54,736    0.75        5.33          213
   (0.11)           0.00            0.00       (0.71)           10.26    11.71        15,172    0.75        5.86          361
    0.00            0.00            0.00       (0.61)            9.85     5.88         5,304    0.75        6.13          293



$   0.00        $   0.00        $   0.00    $  (0.26)       $    9.52     6.54%  $   832,711    0.50%+      5.58%+        230%
    0.00            0.00            0.00       (0.57)            9.19    12.15       868,757    0.50        6.46          581
    0.00            0.00            0.00       (0.55)            8.74     0.33       635,592    0.50        6.21          186
   (0.24)          (0.25)           0.00       (1.05)            9.27     8.20       488,243    0.50        5.85          216
   (0.16)           0.00            0.00       (0.73)            9.55    12.62       365,249    0.51 (e)    5.99          183
    0.00           (0.01)           0.00       (0.58)            9.15     6.76       193,297    0.51 (e)    6.21           90

    0.00            0.00            0.00       (0.25)            9.52     6.40        10,355    0.75+       5.34+         230
    0.00            0.00            0.00       (0.55)            9.19    11.83        11,223    0.75        6.12          581
    0.00            0.00            0.00       (0.53)            8.74     0.08        10,144    0.75        6.11          186
   (0.24)          (0.25)           0.00       (1.03)            9.27     7.93         1,867    0.75        5.59          216
   (0.16)           0.00            0.00       (0.69)            9.55    12.46           178    0.76+(d)    5.85+         183



$   0.00        $   0.00        $   0.00    $  (0.27)       $   10.34     6.23%  $   638,149    0.45%+      5.36%+        228%
    0.00            0.00            0.00       (0.63)           10.00    12.09       576,911    0.45        6.54          377
    0.00            0.00            0.00       (0.60)            9.52     1.86       387,126    0.47 (f)    6.16          129
   (0.11)          (0.16)           0.00       (0.87)            9.94     6.70       317,400    0.45        5.94          169
   (0.03)           0.00            0.00       (0.63)           10.14     9.80       239,152    0.45        3.75           96
    0.00            0.00            0.00       (0.15)            9.83    (0.25)       13,458    0.44+       6.01+          49


(e) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.45%.

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 33

                                                                    Net Realized /                                     Dividends in
                                  Net Asset Value                   Unrealized Gain  Total Income     Dividends from   Excess of Net
Selected Per Share Data for       Beginning of     Net Investment   (Loss) on        from Investment  Net Investment   Investment
the Year or Period Ended:         Period           Income (Loss)    Investments      Operations       Income           Income
Low Duration Fund
   Institutional Class
     09/30/2001 *                 $   10.03        $   0.30 (a)     $   0.17 (a)     $   0.47         $  (0.30)        $   0.00
     03/31/2001                        9.81            0.68 (a)         0.21 (a)         0.89            (0.65)           (0.02)
     03/31/2000                       10.10            0.64 (a)        (0.29)(a)         0.35            (0.63)           (0.01)
     03/31/1999                       10.18            0.65 (a)        (0.02)(a)         0.63            (0.65)            0.00
     03/31/1998                        9.98            0.65 (a)         0.23 (a)         0.88            (0.63)           (0.02)
     03/31/1997                        9.95            0.64             0.03             0.67            (0.63)           (0.01)
   Administrative Class
     09/30/2001 *                     10.03            0.29 (a)         0.17 (a)         0.46            (0.29)            0.00
     03/31/2001                        9.81            0.62 (a)         0.25 (a)         0.87            (0.63)           (0.02)
     03/31/2000                       10.10            0.61 (a)        (0.29)(a)         0.32            (0.60)           (0.01)
     03/31/1999                       10.18            0.62 (a)        (0.02)(a)         0.60            (0.62)            0.00
     03/31/1998                        9.98            0.63 (a)         0.22 (a)         0.85            (0.60)           (0.02)
     03/31/1997                        9.95            0.62             0.03             0.65            (0.60)           (0.02)

Low Duration Fund II
   Institutional Class
     09/30/2001 *                 $    9.98        $   0.29 (a)     $   0.23 (a)     $   0.52         $  (0.29)        $   0.00
     03/31/2001                        9.69            0.62 (a)         0.29 (a)         0.91            (0.61)           (0.01)
     03/31/2000                        9.95            0.58 (a)        (0.27)(a)         0.31            (0.57)            0.00
     03/31/1999                       10.00            0.58 (a)         0.00 (a)         0.58            (0.58)            0.00
     03/31/1998                        9.81            0.22 (a)         0.59 (a)         0.81            (0.56)           (0.04)
     03/31/1997                        9.82            0.62            (0.03)            0.59            (0.58)           (0.02)
   Administrative Class
     09/30/2001 *                      9.98            0.28 (a)         0.23 (a)         0.51            (0.28)            0.00
     03/31/2001                        9.69            0.59 (a)         0.30 (a)         0.89            (0.59)           (0.01)
     03/31/2000                        9.95            0.52 (a)        (0.23)(a)         0.29            (0.55)            0.00
     03/31/1999                       10.00            0.56 (a)         0.00 (a)         0.56            (0.56)            0.00
     02/02/1998 - 03/31/1998          10.03            0.14 (a)        (0.08)(a)         0.06            (0.08)           (0.01)

Low Duration Fund III
   Institutional Class
     09/30/2001 *                 $    9.87        $   0.27 (a)     $   0.22 (a)     $   0.49         $  (0.27)        $   0.00
     03/31/2001                        9.66            0.64 (a)         0.21 (a)         0.85            (0.63)           (0.01)
     03/31/2000                        9.98            0.61 (a)        (0.32)(a)         0.29            (0.61)            0.00
     03/31/1999                       10.05            0.60 (a)         0.00 (a)         0.60            (0.60)            0.00
     03/31/1998                        9.91            0.53 (a)         0.24 (a)         0.77            (0.60)            0.00
     12/31/1996 - 03/31/1997          10.00            0.15            (0.09)            0.06            (0.15)            0.00
   Administrative Class
     09/30/2001 *                      9.87            0.26 (a)         0.22 (a)         0.48            (0.26)            0.00
     03/31/2001                        9.66            0.63 (a)         0.20 (a)         0.83            (0.61)           (0.01)
     03/31/2000                        9.98            0.57 (a)        (0.31)(a)         0.26            (0.58)            0.00
     03/19/1999 - 03/31/1999           9.97            0.02             0.01             0.03            (0.02)            0.00

Short-Term Fund
   Institutional Class
     09/30/2001 *                 $   10.03        $   0.25 (a)     $   0.04 (a)     $   0.29         $  (0.26)        $   0.00
     03/31/2001                        9.95            0.64 (a)         0.10 (a)         0.74            (0.64)            0.00
     03/31/2000                       10.03            0.59 (a)        (0.08)(a)         0.51            (0.59)            0.00
     03/31/1999                       10.06            0.57 (a)        (0.02)(a)         0.55            (0.57)            0.00
     03/31/1998                       10.00            0.62 (a)         0.06 (a)         0.68            (0.60)           (0.01)
     03/31/1997                        9.92            0.61             0.08             0.69            (0.59)           (0.02)
   Administrative Class
     09/30/2001 *                     10.03            0.20 (a)         0.08 (a)         0.28            (0.25)            0.00
     03/31/2001                        9.95            0.60 (a)         0.12 (a)         0.72            (0.62)            0.00
     03/31/2000                       10.03            0.57 (a)        (0.09)(a)         0.48            (0.56)            0.00
     03/31/1999                       10.06            0.54 (a)        (0.02)(a)         0.52            (0.54)            0.00
     03/31/1998                       10.00            0.59 (a)         0.07 (a)         0.66            (0.58)           (0.01)
     03/31/1997                        9.92            0.58             0.08             0.66            (0.57)           (0.01)

*    Unaudited
+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.43%.

34 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                                            Ratio of Net
Distributions   Distributions                                                                   Ratio of    Investment
from Net        in Excess of    Tax Basis                   Net Asset            Net Assets     Expenses    Income (Loss)  Portfolio
Realized        Net Realized    Return Of   Total           Value End    Total   End of Period  to Average  to Average     Turnover
Capital Gains   Capital Gains   Capital     Distributions   of Period    Return  (000s)         Net Assets  Net Assets     Rate

$   0.00        $   0.00        $   0.00    $  (0.30)       $   10.20    4.78%   $4,073,469        0.43%+      5.96%+         269%
    0.00            0.00            0.00       (0.67)           10.03    9.44     3,950,592        0.49 (b)    6.86           348
    0.00            0.00            0.00       (0.64)            9.81    3.56     3,440,455        0.51 (b)    6.40            82
   (0.01)          (0.05)           0.00       (0.71)           10.10    6.35     3,367,438        0.43        6.36           245
   (0.03)           0.00            0.00       (0.68)           10.18    9.00     2,759,531        0.43        6.39           309
    0.00            0.00            0.00       (0.64)            9.98    6.97     2,797,001        0.43        6.46           240

    0.00            0.00            0.00       (0.29)           10.20    4.65       254,039        0.68+       5.64+          269
    0.00            0.00            0.00       (0.65)           10.03    9.17       151,774        0.74 (c)    6.31           348
    0.00            0.00            0.00       (0.61)            9.81    3.30       118,874        0.75 (c)    6.13            82
   (0.01)          (0.05)           0.00       (0.68)           10.10    6.09       128,212        0.68        6.09           245
   (0.03)           0.00            0.00       (0.65)           10.18    8.73        46,186        0.68        6.16           309
    0.00            0.00            0.00       (0.62)            9.98    6.71        23,564        0.68        6.21           240



$   0.00        $   0.00        $   0.00    $  (0.29)       $   10.21    5.27%   $  469,506        0.50%+      5.71%+         279%
    0.00            0.00            0.00       (0.62)            9.98    9.74       636,542        0.50        6.37           382
    0.00            0.00            0.00       (0.57)            9.69    3.28       467,997        0.57 (f)    5.88           117
    0.00           (0.05)           0.00       (0.63)            9.95    5.89       414,463        0.57 (f)    5.79           322
   (0.02)           0.00            0.00       (0.62)           10.00    8.29       401,204        0.50        5.98           335
    0.00            0.00            0.00       (0.60)            9.81    6.33       339,375        0.51        6.31           237

    0.00            0.00            0.00       (0.28)           10.21    5.14            60        0.75+       5.49+          279
    0.00            0.00            0.00       (0.60)            9.98    9.50            82        0.75        6.06           382
    0.00            0.00            0.00       (0.55)            9.69    3.01            71        1.17 (g)    5.30           117
    0.00           (0.05)           0.00       (0.61)            9.95    5.63        22,594        0.85 (g)    5.47           322
    0.00            0.00            0.00       (0.09)           10.00    0.58            56        0.75+       8.53+          335



$   0.00        $   0.00        $   0.00    $  (0.27)       $   10.09    5.07%   $   43,229        0.50%+      5.46%+         270%
    0.00            0.00            0.00       (0.64)            9.87    9.06        42,924        0.50        6.53           419
    0.00            0.00            0.00       (0.61)            9.66    2.98        32,349        0.55 (f)    6.20            87
    0.00           (0.07)           0.00       (0.67)            9.98    6.10        26,549        0.50        5.94           167
   (0.03)           0.00            0.00       (0.63)           10.05    7.93        23,896        0.50        5.98           307
    0.00            0.00            0.00       (0.15)            9.91    0.58        10,056        0.49+       6.00+          155

    0.00            0.00            0.00       (0.26)           10.09    4.93            12        0.75+       5.18+          270
    0.00            0.00            0.00       (0.62)            9.87    8.82            11        0.75        6.49           419
    0.00            0.00            0.00       (0.58)            9.66    2.71            10        0.82 (g)    5.79            87
    0.00            0.00            0.00       (0.02)            9.98    0.15             6        0.75+       6.42+          167



$   0.00        $   0.00        $   0.00    $  (0.26)       $   10.06    2.91%   $  782,755        0.71%+(d)   4.97%+          77%
    0.00           (0.02)           0.00       (0.66)           10.03    7.65       524,693        1.01 (d)    6.42           121
    0.00            0.00            0.00       (0.59)            9.95    5.19       589,203        0.64 (d)    5.88            38
    0.00           (0.01)           0.00       (0.58)           10.03    5.63       495,752        0.45        5.66            47
   (0.01)           0.00            0.00       (0.62)           10.06    7.06       172,846        0.45        6.12            48
    0.00            0.00            0.00       (0.61)           10.00    7.12       156,515        0.47 (d)    6.12            77

    0.00            0.00            0.00       (0.25)           10.06    2.78        56,357        0.86+(e)    3.92+           77
    0.00           (0.02)           0.00       (0.64)           10.03    7.40         4,610        1.25 (e)    6.01           121
    0.00            0.00            0.00       (0.56)            9.95    4.91        15,137        0.89 (e)    5.67            38
    0.00           (0.01)           0.00       (0.55)           10.03    5.39         3,769        0.70        5.37            47
   (0.01)           0.00            0.00       (0.60)           10.06    6.80         5,147        0.70        5.86            48
    0.00            0.00            0.00       (0.58)           10.00    6.86         4,513        0.72 (e)    5.87            77


(c) Ratio of expenses to average net assets excluding interest expense is 0.68%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.45%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.70%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.75%.

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 35

                                                                    Net Realized /                                     Dividends in
                                  Net Asset Value                   Unrealized Gain  Total Income     Dividends from   Excess of Net
Selected Per Share Data for       Beginning of     Net Investment   (Loss) on        from Investment  Net Investment   Investment
the Year or Period Ended:         Period           Income (Loss)    Investments      Operations       Income           Income
Money Market Fund
   Institutional Class
     09/30/2001 *                 $    1.00        $   0.02 (a)     $   0.00 (a)     $   0.02         $  (0.02)        $   0.00
     03/31/2001                        1.00            0.06 (a)         0.00 (a)         0.06            (0.06)            0.00
     03/31/2000                        1.00            0.05 (a)         0.00 (a)         0.05            (0.05)            0.00
     03/31/1999                        1.00            0.05 (a)         0.00 (a)         0.05            (0.05)            0.00
     03/31/1998                        1.00            0.05 (a)         0.00 (a)         0.05            (0.05)            0.00
     03/31/1997                        1.00            0.05             0.00             0.05            (0.05)            0.00
   Administrative Class
     09/30/2001 *                      1.00            0.02 (a)         0.00 (a)         0.02            (0.02)            0.00
     03/31/2001                        1.00            0.06 (a)         0.00 (a)         0.06            (0.06)            0.00
     03/31/2000                        1.00            0.05 (a)         0.00 (a)         0.05            (0.05)            0.00
     03/31/1999                        1.00            0.05 (a)         0.00 (a)         0.05            (0.05)            0.00
     03/31/1998                        1.00            0.05 (a)         0.00 (a)         0.05            (0.05)            0.00
     03/31/1997                        1.00            0.05             0.00             0.05            (0.05)            0.00

Long-Term U.S. Government Fund
   Institutional Class
     09/30/2001 *                 $   10.65        $   0.34 (a)     $   0.27 (a)     $   0.61         $  (0.34)        $   0.00
     03/31/2001                        9.79            0.62 (a)         0.85 (a)         1.47            (0.61)            0.00
     03/31/2000                       10.30            0.61 (a)        (0.50)(a)         0.11            (0.62)            0.00
     03/31/1999                       10.57            0.63 (a)         0.20 (a)         0.83            (0.64)            0.00
     03/31/1998                        9.39            0.52 (a)         1.34 (a)         1.86            (0.62)            0.00
     03/31/1997                        9.96            0.79            (0.35)            0.44            (0.68)            0.00
   Administrative Class
     09/30/2001 *                     10.65            0.32 (a)         0.28 (a)         0.60            (0.33)            0.00
     03/31/2001                        9.79            0.40 (a)         1.05 (a)         1.45            (0.59)            0.00
     03/31/2000                       10.30            0.57 (a)        (0.49)(a)        (0.08)           (0.59)            0.00
     03/31/1999                       10.57            0.60 (a)         0.20 (a)         0.80            (0.61)            0.00
     09/23/1997 - 03/31/1998          10.17            0.26 (a)         0.51 (a)         0.77            (0.31)            0.00

Investment Grade Corporate Bond Fund
   Institutional Class
     09/30/2001 *                 $   10.68        $   0.37 (a)     $   0.06 (a)     $   0.43         $  (0.38)        $   0.00
     04/28/2000 - 03/31/2001          10.00            0.72 (a)         0.72 (a)         1.44            (0.72)            0.00

High Yield Fund
   Institutional Class
     09/30/2001 *                 $    9.88        $   0.41 (a)     $  (0.68)(a)     $  (0.27)        $  (0.41)        $   0.00
     03/31/2001                       10.22            0.90 (a)        (0.33)(a)         0.57            (0.90)           (0.01)
     03/31/2000                       11.23            0.94 (a)        (1.01)(a)        (0.07)           (0.93)           (0.01)
     03/31/1999                       11.66            0.95 (a)        (0.43)(a)         0.52            (0.94)           (0.01)
     03/31/1998                       11.10            0.98 (a)         0.65 (a)         1.63            (0.98)            0.00
     03/31/1997                       10.94            0.92             0.34             1.26            (0.97)            0.00
   Administrative Class
     09/30/2001 *                      9.88            0.40 (a)        (0.68)(a)        (0.28)           (0.40)            0.00
     03/31/2001                       10.22            0.88 (a)        (0.33)(a)         0.55            (0.88)           (0.01)
     03/31/2000                       11.23            0.91 (a)        (1.01)(a)        (0.10)           (0.90)           (0.01)
     03/31/1999                       11.66            0.93 (a)        (0.43)(a)         0.50            (0.92)           (0.01)
     03/31/1998                       11.10            0.95 (a)         0.65 (a)         1.60            (0.95)            0.00
     03/31/1997                       10.94            0.85 (a)         0.38 (a)         1.23            (0.94)            0.00

* Unaudited
+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.60%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.35%.

36 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                                            Ratio of Net
Distributions   Distributions                                                                   Ratio of    Investment
from Net        in Excess of    Tax Basis                  Net Asset            Net Assets      Expenses    Income (Loss)  Portfolio
Realized        Net Realized    Return 0f   Total          Value End    Total   End of Period   to Average   to Average    Turnover
Capital Gains   Capital Gains   Capital     Distributions  of Period    Return  (000s)          Net Assets   Net Assets    Rate
$   0.00        $   0.00        $   0.00    $  (0.02)      $    1.00    1.94%   $  169,906        0.35%+       3.78%+         N/A
    0.00            0.00            0.00       (0.06)           1.00    6.20       135,990        0.35         6.02           N/A
    0.00            0.00            0.00       (0.05)           1.00    5.21       305,016        0.35         5.04           N/A
    0.00            0.00            0.00       (0.05)           1.00    5.14       322,290        0.35         4.85           N/A
    0.00            0.00            0.00       (0.05)           1.00    5.40        55,335        0.35         5.29           N/A
    0.00            0.00            0.00       (0.05)           1.00    5.19        23,497        0.40 (e)     5.08           N/A

    0.00            0.00            0.00       (0.02)           1.00    1.82        18,606        0.60+        3.35+          N/A
    0.00            0.00            0.00       (0.06)           1.00    5.94         7,165        0.60         5.75           N/A
    0.00            0.00            0.00       (0.05)           1.00    4.96         9,791        0.60         4.79           N/A
    0.00            0.00            0.00       (0.05)           1.00    4.93         9,273        0.60         4.44           N/A
    0.00            0.00            0.00       (0.05)           1.00    5.12           749        0.60         5.04           N/A
    0.00            0.00            0.00       (0.05)           1.00    4.94            12        0.66 (c)     4.83           N/A



$   0.00        $   0.00        $   0.00    $  (0.34)      $   10.92    5.89%   $  255,690        0.51%+(b)    6.39%+         320%
    0.00            0.00            0.00       (0.61)          10.65   15.52       234,088        0.56 (b)     6.13          1046
    0.00            0.00            0.00       (0.62)           9.79    1.26       217,410        0.57 (b)     6.29           320
    0.00           (0.46)           0.00       (1.10)          10.30    7.76       170,847        0.89 (b)     5.83           364
   (0.06)           0.00            0.00       (0.68)          10.57   20.23        48,547        0.51 (b)     4.88           177
    0.00           (0.33)           0.00       (1.01)           9.39    4.48        19,995        0.63 (b)     7.63           402

    0.00            0.00            0.00       (0.33)          10.92    5.76        87,863        0.77+        6.10+          320
    0.00            0.00            0.00       (0.59)          10.65   15.24        77,435        0.80 (d)     3.91          1046
    0.00            0.00            0.00       (0.59)           9.79    1.01        39,808        0.82 (d)     5.82           320
    0.00           (0.46)           0.00       (1.07)          10.30    7.46        11,383        1.15 (d)     5.58           364
   (0.06)           0.00            0.00       (0.37)          10.57    7.60         4,957        0.76+(d)     4.87+          177



$   0.00        $   0.00        $   0.00    $  (0.38)      $   10.73    4.06%   $    5,982        0.50%+       7.00%+         185%
   (0.04)           0.00            0.00       (0.76)          10.68   15.00         5,751        0.50+        7.54+          253



$   0.00        $   0.00        $   0.00    $  (0.41)      $    9.20   (2.82)%  $1,386,032        0.50%+       8.45%+          41%
    0.00            0.00            0.00       (0.91)           9.88    5.85     1,182,954        0.50         8.91            53
    0.00            0.00            0.00       (0.94)          10.22   (0.74)    1,960,171        0.50         8.64            39
    0.00            0.00            0.00       (0.95)          11.23    4.73     2,162,868        0.50         8.41            39
    0.00           (0.09)           0.00       (1.07)          11.66   15.26     1,628,930        0.50         8.52            37
   (0.13)           0.00            0.00       (1.10)          11.10   12.04       744,498        0.50         8.77            67

    0.00            0.00            0.00       (0.40)           9.20   (2.94)      486,539        0.75+        8.18+           41
    0.00            0.00            0.00       (0.89)           9.88    5.59       462,899        0.75         8.79            53
    0.00            0.00            0.00       (0.91)          10.22   (0.99)      354,296        0.75         8.40            39
    0.00            0.00            0.00       (0.93)          11.23    4.49       238,792        0.75         8.17            39
    0.00           (0.09)           0.00       (1.04)          11.66   14.98        69,937        0.75         8.21            37
   (0.13)           0.00            0.00       (1.07)          11.10   11.76        10,428        0.76 (d)     8.48            67


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 37

                                                                    Net Realized /                                     Dividends in
                                  Net Asset Value                   Unrealized Gain  Total Income     Dividends from   Excess of Net
Selected Per Share Data for       Beginning of     Net Investment   (Loss) on        from Investment  Net Investment   Investment
the Year or Period Ended:         Period           Income (Loss)    Investments      Operations       Income           Income
Total Return Mortgage Fund
   Institutional Class
     09/30/2001 *                 $   10.42        $   0.26 (a)     $   0.36 (a)     $   0.62         $  (0.26)        $   0.00
     03/31/2001                        9.97            0.63 (a)         0.63 (a)         1.26            (0.63)            0.00
     03/31/2000                       10.19            0.59 (a)        (0.21)(a)         0.38            (0.59)            0.00
     03/31/1999                       10.24            0.58 (a)         0.05 (a)         0.63            (0.58)            0.00
     07/31/1997 - 03/31/1998          10.00            0.41 (a)         0.30 (a)         0.71            (0.46)            0.00

GNMA Fund
   Institutional Class
     09/30/2001 *                 $   10.44        $   0.33 (a)     $   0.36 (a)     $   0.69         $  (0.34)        $   0.00
     03/31/2001                        9.89            0.63 (a)         0.60 (a)         1.23            (0.63)            0.00
     03/31/2000                       10.01            0.62 (a)        (0.12)(a)         0.50            (0.62)            0.00
     03/31/1999                       10.13            0.64 (a)        (0.08)(a)         0.56            (0.64)            0.00
     07/31/1997 - 03/31/1998          10.00            0.43 (a)         0.14 (a)         0.57            (0.42)            0.00

Real Return Fund
   Institutional Class
     09/30/2001 *                 $   10.40        $   0.32 (a)     $   0.15 (a)     $   0.47         $  (0.36)        $   0.00
     03/31/2001                        9.92            0.76 (a)         0.60 (a)         1.36            (0.80)            0.00
     03/31/2000                        9.83            0.68 (a)         0.11 (a)         0.79            (0.68)            0.00
     03/31/1999                        9.77            0.51 (a)         0.10 (a)         0.61            (0.48)           (0.07)
     03/31/1998                        9.93            0.44 (a)         0.05 (a)         0.49            (0.48)           (0.03)
     01/29/1997 - 03/31/1997           9.92            0.11            (0.02)            0.09            (0.08)            0.00
   Administrative Class
     09/30/2001 *                     10.40            0.32 (a)         0.13 (a)         0.45            (0.34)            0.00
     04/28/2000 - 03/31/2001           9.95            0.62 (a)         0.58 (a)         1.20            (0.67)            0.00

Foreign Bond Fund
   Institutional Class
     09/30/2001 *                 $   10.32        $   0.25 (a)     $   0.11 (a)     $   0.36         $  (0.25)        $   0.00
     03/31/2001                       10.03            0.58 (a)         0.51 (a)         1.09            (0.59)            0.00
     03/31/2000                       10.63            0.64 (a)        (0.45)(a)         0.19            (0.64)            0.00
     03/31/1999                       10.74            0.58 (a)         0.24 (a)         0.82            (0.58)            0.00
     03/31/1998                       10.41            0.66 (a)         0.61 (a)         1.27            (0.63)            0.00
     03/31/1997                       10.50            0.80             1.00             1.80            (0.40)            0.00
   Administrative Class
     09/30/2001 *                     10.32            0.24 (a)         0.11 (a)         0.35            (0.24)            0.00
     03/31/2001                       10.03            0.55 (a)         0.51 (a)         1.06            (0.56)            0.00
     03/31/2000                       10.63            0.61 (a)        (0.45)(a)         0.16            (0.61)            0.00
     03/31/1999                       10.74            0.56 (a)         0.24 (a)         0.80            (0.56)            0.00
     03/31/1998                       10.41            0.63 (a)         0.61 (a)         1.24            (0.60)            0.00
     01/28/1997 - 03/31/1997          10.54            0.59            (0.67)           (0.08)           (0.05)            0.00

Global Bond Fund
   Institutional Class
     09/30/2001 *                 $    8.45        $   0.22 (a)     $   0.32 (a)     $   0.54         $  (0.22)        $   0.00
     03/31/2001                        9.01            0.48 (a)        (0.56)(a)        (0.08)           (0.06)            0.00
     03/31/2000                        9.76            0.57 (a)        (0.75)(a)        (0.18)           (0.46)           (0.06)
     03/31/1999                        9.70            0.52 (a)         0.14 (a)         0.66            (0.36)           (0.16)
     03/31/1998                        9.86            0.66 (a)        (0.10)(a)         0.56            (0.53)            0.00
     03/31/1997                       10.05            0.70            (0.01)            0.69            (0.44)            0.00
   Administrative Class
     09/30/2001 *                      8.45            0.20 (a)         0.33 (a)         0.53            (0.21)            0.00
     03/31/2001                        9.01            0.46 (a)        (0.56)(a)        (0.10)           (0.06)            0.00
     03/31/2000                        9.76            0.55 (a)        (0.75)(a)        (0.20)           (0.45)           (0.05)
     03/31/1999                        9.70            0.51 (a)         0.14 (a)         0.65            (0.35)           (0.16)
     03/31/1998                        9.86            0.59 (a)        (0.05)(a)         0.54            (0.51)            0.00
     08/01/1996 - 03/31/1997          10.28            0.51            (0.23)            0.28            (0.26)            0.00

* Unaudited
+ Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

38 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                                            Ratio of Net
Distributions   Distributions                                                                   Ratio of    Investment
from Net        in Excess of    Tax Basis                   Net Asset           Net Assets      Expenses    Income (Loss)  Portfolio
Realized        Net Realized    Return of   Total           Value End   Total   End of Period   to Average  to Average     Turnover
Capital Gains   Capital Gains   Capital     Distributions   of Period   Return  (000s)          Net Assets  Net Assets     Rate
$   0.00        $   0.00        $   0.00    $  (0.26)       $   10.78    6.03%  $ 18,807        0.50%+      4.90%+           644%
   (0.18)           0.00            0.00       (0.81)           10.42   13.14     20,314        0.50        6.22             848
    0.00           (0.01)           0.00       (0.60)            9.97    3.91      3,971        0.50        5.94            1476
   (0.03)          (0.07)           0.00       (0.68)           10.19    6.27      4,128        0.50        5.66             158
   (0.01)           0.00            0.00       (0.47)           10.24    6.69      3,588        0.52+(c)    6.07+            593



$   0.00        $   0.00        $   0.00    $  (0.34)       $   10.79    6.77%  $ 27,431        0.51%+(c)   6.20%+           587%
   (0.05)           0.00            0.00       (0.68)           10.44   12.96      9,963        0.50        6.29             808
    0.00            0.00            0.00       (0.62)            9.89    5.16      4,308        1.60 (b)    6.23             952
    0.00           (0.04)           0.00       (0.68)           10.01    5.71      4,119        2.37 (b)    6.35             198
   (0.02)           0.00            0.00       (0.44)           10.13    5.86      3,748        1.81+(c)    6.30+            486



$   0.00        $   0.00        $   0.00    $  (0.36)       $   10.51    4.55%  $813,186        0.50%+      6.15%+            29%
   (0.08)           0.00            0.00       (0.88)           10.40   14.44    557,849        0.54 (c)    7.57             202
   (0.02)           0.00            0.00       (0.70)            9.92    8.37    207,826        0.53 (c)    6.91             253
    0.00            0.00            0.00       (0.55)            9.83    6.41     15,588        0.52 (c)    5.18             438
   (0.14)           0.00            0.00       (0.65)            9.77    4.70      5,526        0.52 (c)    4.46             967
    0.00            0.00            0.00       (0.08)            9.93    0.09      5,638        0.51+(c)    6.54+            160

    0.00            0.00            0.00       (0.34)           10.51    4.40     67,084        0.75+       6.11+             29
   (0.08)           0.00            0.00       (0.75)           10.40   12.70     51,359        0.80+(d)    6.61+            202



$   0.00        $   0.00        $   0.00    $  (0.25)       $   10.43    3.57%  $524,998        0.51%+(c)   4.82%+           168%
    0.00           (0.21)           0.00       (0.80)           10.32   11.34    482,480        0.54 (c)    5.78             417
   (0.15)           0.00            0.00       (0.79)           10.03    1.96    421,831        0.69 (c)    6.20             330
   (0.10)          (0.25)           0.00       (0.93)           10.63    7.92    530,325        0.50        5.39             376
   (0.31)           0.00            0.00       (0.94)           10.74   12.64    392,198        0.50        6.32             280
   (1.49)           0.00            0.00       (1.89)           10.41   17.69    234,880        0.50        7.88             984

    0.00            0.00            0.00       (0.24)           10.43    3.44     17,671        0.75+       4.58+            168
    0.00           (0.21)           0.00       (0.77)           10.32   11.06     17,056        0.78 (d)    5.36             417
   (0.15)           0.00            0.00       (0.76)           10.03    1.70      4,824        0.97 (d)    6.01             330
   (0.10)          (0.25)           0.00       (0.91)           10.63    7.65      2,096        0.75        5.13             376
   (0.31)           0.00            0.00       (0.91)           10.74   12.34        315        0.75        6.07             280
    0.00            0.00            0.00       (0.05)           10.41   (0.72)        30        0.79+(d)    7.63+            984



$   0.00        $   0.00        $   0.00    $  (0.22)       $    8.77    6.49%  $327,841        0.55%+      5.09%+           210%
    0.00            0.00           (0.42)      (0.48)            8.45   (0.83)   307,686        0.57 (e)    5.58             416
    0.00            0.00           (0.05)      (0.57)            9.01   (1.81)   271,538        0.71 (e)    6.12             301
   (0.08)           0.00            0.00       (0.60)            9.76    6.90    266,984        0.55        5.35             143
    0.00           (0.19)           0.00       (0.72)            9.70    5.85    256,274        0.55        6.64             389
   (0.44)           0.00            0.00       (0.88)            9.86    6.78    215,631        0.56 (e)    7.51             911

    0.00            0.00            0.00       (0.21)            8.77    6.36      3,015        0.80+       4.79+            210
    0.00            0.00           (0.40)      (0.46)            8.45   (1.07)     2,142        0.81 (f)    5.33             416
    0.00            0.00           (0.05)      (0.55)            9.01   (2.05)     2,238        0.92 (f)    5.91             301
   (0.08)           0.00            0.00       (0.59)            9.76    6.78      1,326        0.80        5.21             143
    0.00           (0.19)           0.00       (0.70)            9.70    5.57      1,548        0.80        6.39             389
   (0.44)           0.00            0.00       (0.70)            9.86    2.97        346        0.78+       5.66+            911

(b) Ratio of expenses to average net assets excluding interest expense is 0.51%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.55%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.80%.

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 39

                                                                    Net Realized/                                      Dividends in
                                  Net Asset Value                   Unrealized Gain  Total Income     Dividends from   Excess of Net
Selected Per Share Data for       Beginning of     Net Investment   (Loss) on        from Investment  Net Investment   Investment
the Year or Period Ended:         Period           Income (Loss)    Investments      Operations       Income           Income
Global Bond Fund II
   Institutional Class
     09/30/2001 *                 $    9.61        $   0.23 (a)     $   0.16 (a)     $   0.39         $  (0.23)        $   0.00
     03/31/2001                        9.41            0.55 (a)         0.51 (a)         1.06            (0.56)            0.00
     03/31/2000                        9.89            0.56 (a)        (0.46)(a)         0.10            (0.55)           (0.01)
     03/31/1999                        9.92            0.52 (a)         0.06 (a)         0.58            (0.52)            0.00
     02/25/1998 - 03/31/1998           9.82            0.06 (a)         0.09 (a)         0.15             0.00            (0.05)

Emerging Markets Bond Fund
   Institutional Class
     09/30/2001 *                 $    8.40        $   0.39 (a)     $   0.30 (a)     $   0.69         $  (0.41)        $   0.00
     03/31/2001                        8.61            0.82 (a)         0.20 (a)         1.02            (0.83)            0.00
     03/31/2000                        7.51            0.86 (a)         1.11 (a)         1.97            (0.87)            0.00
     03/31/1999                        9.67            0.87 (a)        (2.11)(a)        (1.24)           (0.87)            0.00
     07/31/1997 - 03/31/1998          10.00            0.46 (a)        (0.18)(a)         0.28            (0.46)            0.00
   Administrative Class
     09/30/2001 *                      8.40            0.38 (a)         0.29 (a)         0.67            (0.39)            0.00
     03/31/2001                        8.61            0.80 (a)         0.20 (a)         1.00            (0.81)            0.00
     03/31/2000                        7.51            0.83 (a)         1.12 (a)         1.95            (0.85)            0.00
     09/30/1998 - 03/31/1999           6.82            0.45 (a)         0.74 (a)         1.19            (0.45)            0.00

Strategic Balanced Fund
   Institutional Class
     09/30/2001 *                 $   10.46        $   0.18 (a)     $  (0.50)(a)     $  (0.32)        $  (0.16)        $   0.00
     03/31/2001                       12.80            0.90 (a)        (1.88)(a)        (0.98)           (0.67)            0.00
     03/31/2000                       12.76            0.80 (a)         0.44 (a)         1.24            (0.74)            0.00
     03/31/1999                       12.60            0.89 (a)         0.60 (a)         1.49            (0.66)            0.00
     03/31/1998                       10.32            1.30 (a)         2.05 (a)         3.35            (0.84)            0.00
     06/28/1996 - 03/31/1997          10.00            0.85             0.31             1.16            (0.63)            0.00
   Administrative Class
     09/30/2001 *                     10.47            0.17 (a)        (0.51)(a)        (0.34)           (0.15)            0.00
     03/31/2001                       12.79            0.90 (a)        (1.88)(a)        (0.98)           (0.65)            0.00
     06/30/1999 - 03/31/2000          13.17            0.62 (a)         0.07 (a)         0.69            (0.61)            0.00

Convertible Fund
   Institutional Class
     09/30/2001 *                 $   11.33        $   0.09 (a)     $  (1.08)(a)     $  (0.99)        $  (0.14)        $   0.00
     03/31/2001                       15.77            0.01 (a)        (3.50)(a)        (3.49)           (0.25)            0.00
     03/31/2000                       10.00            0.07 (a)         5.97 (a)         6.04            (0.03)           (0.15)
   Administrative Class
     09/30/2001 *                     11.36            0.08 (a)        (1.09)(a)        (1.01)           (0.12)            0.00
     08/01/2000 - 03/31/2001          14.49           (0.03)(a)        (2.19)(a)        (2.22)           (0.21)            0.00

European Convertible Fund
   Institutional Class
     09/30/2001 *                 $    9.97        $   0.09 (a)     $  (0.01)(a)     $   0.08         $  (0.08)        $   0.00
     11/30/2000 - 03/31/2001          10.00            0.04 (a)        (0.03)(a)         0.01            (0.04)            0.00

* Unaudited
+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.55%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(d) Ratio of expenses to average net assets excluding interest expense is 1.10%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.69%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.78%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.65%.
(h) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(i) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.


40 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                                            Ratio of Net
Distributions   Distributions                                                                   Ratio of    Investment
from Net        in Excess of    Tax Basis                   Net Asset           Net Assets      Expenses    Income (Loss)  Portfolio
Realized        Net Realized    Return 0f   Total           Value End   Total   End of Period   to Average  to Average     Turnover
Capital Gains   Capital Gains   Capital     Distributions   of Period   Return  (000s)          Net Assets  Net Assets     Rate
$     0.00      $       0.00   $     0.00    $   (0.23)     $    9.77     4.10%    $   64,881      0.55%+       4.70%+      146%
     (0.08)            (0.22)        0.00        (0.86)          9.61    11.87         62,895      0.58 (b)     5.86        422
     (0.02)             0.00         0.00        (0.58)          9.41     1.11         84,926      0.61 (b)     5.92        290
     (0.01)            (0.08)        0.00        (0.61)          9.89     6.06         29,044      0.55         5.29        236
      0.00              0.00         0.00        (0.05)          9.92     1.02         24,517      0.55+        6.24+       369



$     0.00      $       0.00   $     0.00    $   (0.41)     $    8.68     8.27%    $   50,626      0.85%+       8.88%+      531%
      0.00             (0.40)        0.00        (1.23)          8.40    12.94         46,239      0.93 (c)     9.73        902
      0.00              0.00         0.00        (0.87)          8.61    27.90         12,614      0.89 (c)    10.69        328
      0.00             (0.05)        0.00        (0.92)          7.51   (12.55)         3,641      0.85        11.08        315
     (0.15)             0.00         0.00        (0.61)          9.67     3.10          3,676      0.86+(c)     7.21+       695

      0.00              0.00         0.00        (0.39)          8.68     8.11          8,071      1.10+        8.62+       531
      0.00             (0.40)        0.00        (1.21)          8.40    12.65          7,793      1.17 (d)     9.46        902
      0.00              0.00         0.00        (0.85)          8.61    27.60         13,490      1.14 (d)    10.30        328
      0.00             (0.05)        0.00        (0.50)          7.51    17.88            118      1.10+        6.24+       315



$     0.00      $       0.00   $     0.00    $   (0.16)     $    9.98    (3.11)%   $   45,303      0.05%+       3.44%+       11%
      0.00             (0.69)        0.00        (1.36)         10.46    (8.31)        47,236      0.43 (i)     7.31        651
     (0.15)            (0.31)        0.00        (1.20)         12.80    10.05        124,934      0.65         6.19        176
     (0.67)             0.00         0.00        (1.33)         12.76    12.36         97,945      0.65         7.00         82
     (0.23)             0.00         0.00        (1.07)         12.60    33.40         38,806      0.65        10.84         56
     (0.21)             0.00         0.00        (0.84)         10.32    11.83         10,360      0.90+        9.72+        95

      0.00              0.00         0.00        (0.15)          9.98    (3.31)           723      0.30+        3.21+        11
      0.00             (0.69)        0.00        (1.34)         10.47    (8.34)           488      0.63 (i)     7.30        651
     (0.15)            (0.31)        0.00        (1.07)         12.79     5.47            709      0.90+        6.48+       176



$     0.00      $       0.00   $     0.00    $   (0.14)     $   10.20    (8.82)%   $   21,817      0.76%+(g)    1.59%+      144%
      0.00             (0.70)        0.00        (0.95)         11.33   (23.00)        65,980      0.67 (g)     0.08        225
     (0.09)             0.00         0.00        (0.27)         15.77    60.66        168,224      0.65 (e)     0.50        247

      0.00              0.00         0.00        (0.12)         10.23    (8.90)           290      1.01+(h)     1.36+       144
      0.00             (0.70)        0.00        (0.91)         11.36   (16.25)           322      0.90+       (0.32)       225



$     0.00      $       0.00   $     0.00    $   (0.08)     $    9.97     0.79%    $    5,032      0.75%+       1.82%+      113%
      0.00              0.00         0.00        (0.04)          9.97     0.10          4,997      0.75+(f)     1.27+       175

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 41

                                                                    Net Realized /                                     Dividends in
                                  Net Asset Value                   Unrealized Gain  Total Income     Dividends from   Excess of Net
Selected Per Share Data for       Beginning of     Net Investment   (Loss) on        from Investment  Net Investment   Investment
the Year or Period Ended:         Period           Income (Loss)    Investments      Operations       Income           Income
StocksPLUS Fund
   Institutional Class
     09/30/2001 *                   $  10.20      $ (0.02)(a)      $ (0.90)(a)       $    (0.92)    $    (0.11)    $      0.00
     03/31/2001                        14.15         0.06 (a)        (2.84)(a)            (2.78)         (0.26)           0.00
     03/31/2000                        14.32         1.08 (a)         1.33 (a)             2.41          (1.10)           0.00
     03/31/1999                        14.09         0.97 (a)         1.32 (a)             2.29          (0.82)           0.00
     03/31/1998                        11.46         1.90 (a)         3.23 (a)             5.13          (1.41)           0.00
     03/31/1997                        11.16         1.27             0.82                 2.09          (1.27)           0.00
   Administrative Class
     09/30/2001 *                      10.08        (0.06)(a)        (0.88)(a)            (0.94)         (0.11)           0.00
     03/31/2001                        14.03        (0.07)(a)        (2.72)(a)            (2.79)         (0.25)           0.00
     03/31/2000                        14.25         1.10 (a)         1.23 (a)             2.33          (1.07)           0.00
     03/31/1999                        14.06         1.10 (a)         1.13 (a)             2.23          (0.80)           0.00
     03/31/1998                        11.46         1.89 (a)         3.19 (a)             5.08          (1.39)           0.00
     01/07/1997 - 03/31/1997           11.56         0.14            (0.09)                0.05          (0.15)           0.00

Municipal Bond Fund
   Institutional Class
     09/30/2001 *                   $  10.02       $ 0.25 (a)       $ 0.20 (a)       $     0.45     $    (0.25)    $      0.00
     03/31/2001                         9.47         0.48 (a)         0.54 (a)             1.02          (0.47)           0.00
     03/31/2000                        10.12         0.46 (a)        (0.65)(a)            (0.19)         (0.46)           0.00
     03/31/1999                         9.97         0.45 (a)         0.14 (a)             0.59          (0.44)           0.00
     12/31/1997 - 03/31/1998           10.00         0.11 (a)        (0.03)(a)             0.08          (0.11)           0.00
   Administrative Class
     09/30/2001 *                      10.02         0.23 (a)         0.20 (a)             0.43          (0.23)           0.00
     03/31/2001                         9.47         0.45 (a)         0.55 (a)             1.00          (0.45)           0.00
     03/31/2000                        10.12         0.44 (a)        (0.65)(a)            (0.21)         (0.44)           0.00
     09/30/1998 - 03/31/1999           10.25         0.21            (0.13)                0.08          (0.21)           0.00

Short Duration Municipal
   Income Fund
   Institutional Class
     09/30/2001 *                   $  10.16       $ 0.18 (a)       $ 0.09 (a)       $     0.27     $    (0.18)    $      0.00
     03/31/2001                         9.99         0.45 (a)         0.16 (a)             0.61          (0.44)           0.00
     08/31/1999 - 03/31/2000           10.00         0.23 (a)        (0.01)(a)             0.22          (0.23)           0.00

California Intermediate
   Municipal Bond Fund
   Institutional Class
     09/30/2001 *                   $  10.60       $ 0.22 (a)       $ 0.19 (a)       $     0.41     $    (0.22)    $      0.00
     03/31/2001                        10.05         0.48 (a)         0.56 (a)             1.04          (0.46)           0.00
     08/31/1999 - 03/31/2000           10.00         0.25 (a)         0.06 (a)             0.31          (0.24)           0.00
   Administrative Class
     09/30/2001 *                      10.60         0.20 (a)         0.20 (a)             0.40          (0.21)           0.00
     03/31/2001                        10.05         0.45 (a)         0.57 (a)             1.02          (0.44)           0.00
     09/07/1999 - 03/31/2000           10.02         0.22 (a)         0.05 (a)             0.27          (0.22)           0.00

California Municipal Bond Fund
   Institutional Class
     09/30/2001 *                   $  10.35       $ 0.20 (a)       $ 0.31 (a)       $     0.51     $    (0.20)    $      0.00
     05/16/2000 - 03/31/2001           10.00         0.43 (a)         0.78 (a)             1.21          (0.43)           0.00

New York Municipal Bond Fund
   Institutional Class
     09/30/2001 *                   $  10.64       $ 0.23 (a)       $ 0.19 (a)       $     0.42     $    (0.24)    $      0.00
     03/31/2001                         9.94         0.45 (a)         0.79 (a)             1.24          (0.45)           0.00
     08/31/1999 - 03/31/2000           10.00         0.23 (a)        (0.04)(a)             0.19          (0.23)           0.00

*    Unaudited
+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.62%.
(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.02%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.01%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.30%.

42 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                                            Ratio of Net
Distributions   Distributions                                                                   Ratio of    Investment
from Net        in Excess of    Tax Basis                  Net Asset            Net Assets      Expenses    Income (Loss)  Portfolio
Realized        Net Realized    Return of   Total           Value End   Total   End of Period   to Average  to Average      Turnover
Capital Gains   Capital Gains   Capital     Distributions   of Period   Return  (000s)          Net Assets  Net Assets       Rate


$      0.00  $     0.00      $     0.00    $   (0.11)      $   9.17      (9.15)%  $ 368,713     0.65%+      (0.29)%+       225%
       0.00       (0.91)           0.00        (1.17)         10.20     (20.93)     420,050     0.65         0.48          270
      (0.97)      (0.51)           0.00        (2.58)         14.15      17.82      620,144     0.65         7.42           92
      (1.24)       0.00            0.00        (2.06)         14.32      17.65      512,953     0.65         6.92           81
      (1.09)       0.00            0.00        (2.50)         14.09      47.75      416,600     0.65        13.74           30
      (0.52)       0.00            0.00        (1.79)         11.46      19.44      235,829     0.65        11.78           47

       0.00        0.00            0.00        (0.11)          9.03      (9.51)      37,741     0.90+       (1.19)+        225
       0.00       (0.91)           0.00        (1.16)         10.08     (21.21)      35,474     0.90        (0.55)         270
      (0.97)      (0.51)           0.00        (2.55)         14.03      17.31       28,403     0.90         7.61           92
      (1.24)       0.00            0.00        (2.04)         14.25      17.21       11,302     0.90         7.83           81
      (1.09)       0.00            0.00        (2.48)         14.06      47.19        2,143     0.90        13.49           30
       0.00        0.00            0.00        (0.15)         11.46       0.34          682     0.95+(f)     4.83+          47



$      0.00  $     0.00      $     0.00    $   (0.25)      $  10.22      4.50%    $  33,871     0.50%+       4.84%+         48%
       0.00        0.00            0.00        (0.47)         10.02     11.13        23,478     0.50         4.89          306
       0.00        0.00            0.00        (0.46)          9.47     (1.81)        5,684     0.50         4.80          145
       0.00        0.00            0.00        (0.44)         10.12      6.04         5,894     0.50         4.41           70
       0.00        0.00            0.00        (0.11)          9.97      0.78         3,023     0.50+        4.46+          60

       0.00        0.00            0.00        (0.23)         10.22      4.37         6,536     0.74+        4.59+          48
       0.00        0.00            0.00        (0.45)         10.02     10.86         4,811     0.75 (i)     4.66          306
       0.00        0.00            0.00        (0.44)          9.47     (2.07)        3,141     0.75 (i)     4.58          145
       0.00        0.00            0.00        (0.21)         10.12      0.83         1,419     0.75+(i)     2.11+          70



$      0.00  $     0.00      $     0.00    $   (0.18)      $  10.25      2.71%    $  14,555     0.39%+       3.55%+         51%
       0.00        0.00            0.00        (0.44)         10.16      6.22        13,645     0.40 (j)     4.48          208
       0.00        0.00           (0.43)       (0.23)          9.99      2.19        10,725     0.39+(b)     3.92+         171



$      0.00  $     0.00      $     0.00    $   (0.22)      $  10.79      3.90%    $  69,469     0.50%+(h)    4.09%+         35%
      (0.03)       0.00            0.00        (0.49)         10.60     10.60        87,531     0.50 (h)     4.62          257
      (0.02)       0.00            0.00        (0.26)         10.05      3.16         8,415     0.49+(c)     4.22+         357

       0.00        0.00            0.00        (0.21)         10.79      3.78         1,783     0.75+(i)     3.85+           35
      (0.03)       0.00            0.00        (0.47)         10.60     10.36         1,717     0.74         4.28           257
      (0.02)       0.00            0.00        (0.24)         10.05      2.73            10     0.75+(d)     3.95+          357



$      0.00  $     0.00      $     0.00    $   (0.20)      $  10.66      4.98%    $  14,204     0.49%+       3.75%+         36%
      (0.43)       0.00            0.00        (0.86)         10.35     12.49        11,941     0.49+        4.76+         338



$      0.00  $     0.00      $     0.00    $   (0.24)      $  10.82      3.91%    $   3,445     0.49%+       4.27%+         106%
      (0.09)       0.00            0.00        (0.54)         10.64     12.77         3,753     0.50 (h)     4.41           973
      (0.02)       0.00           (0.21)       (0.25)          9.94      1.93         3,058     0.49+(e)     4.00+          270

(f) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(h) Ratio of expenses to average net assets excluding interest expense is 0.49%.
(i) Ratio of expenses to average net assets excluding interest expense is 0.74%.
(j) Ratio of expenses to average net assets excluding interest expense is 0.39%.



            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 43

Statements of Assets and Liabilities
September 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts            Total        Total           Total            Moderate       Low
                                                          Return Fund  Return Fund II  Return Fund III  Duration Fund  Duration Fund

Assets:
Investments, at value                                   $ 65,289,982   $ 2,632,053      $ 1,190,874      $ 912,569     $ 7,534,221
Cash and foreign currency                                    255,965             0                0          7,492           8,296
Receivable for investments sold and forward foreign
 currency contracts                                        1,766,079        17,830           93,766            404         427,170
Receivable for Fund shares sold                              277,365           937              413             21          35,424
Variation margin receivable                                      578           294               49             69               0
Interest and dividends receivable                            466,336        20,631            8,453          4,770          50,403
Other assets                                                 180,684        20,548            8,699              0           4,323
                                                          68,236,989     2,692,293        1,302,254        925,325       8,059,837
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased and forward foreign
 currency contracts                                     $ 18,657,782   $   890,291      $   352,006      $ 260,355     $ 2,492,577
Payable for financing transactions                           892,867             0           38,334         24,865           8,655
Payable for short sale                                             0             0           64,016              0         424,796
Notes payable                                                      0             0                0              0               0
Due to custodian                                                   0            22            3,035              0               0
Written options outstanding                                   35,836         1,701              649            169              65
Payable for Fund shares redeemed                             172,581           567               83          1,246          21,199
Dividends payable                                             30,679         1,092              316            230           2,594
Accrued investment advisory fee                                8,809           338              157            115             922
Accrued administration fee                                     7,438           348              157             92             775
Accrued distribution fee                                       2,841            17                2              0             169
Accrued servicing fee                                          1,299             0                0              0             131
Variation margin payable                                         317           194               98             12               0
Recoupment payable to Manager                                      0             0                0              0               0
Other liabilities                                             24,970         5,653              335             92             540
                                                          19,835,419       900,223          459,188        287,176       2,952,423
----------------------------------------------------------------------------------------------------------------------------------

Net Assets                                              $ 48,401,570   $ 1,792,070      $   843,066      $ 638,149     $ 5,107,414
----------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
Paid in capital                                         $ 46,287,651   $ 1,686,887      $   811,163      $ 612,395     $ 5,052,058
Undistributed (overdistributed) net investment income        159,058         6,385          (3,786)            346             571
Accumulated undistributed net realized gain (loss)           622,072        29,662            3,541          9,408        (15,229)
Net unrealized appreciation (depreciation)                 1,332,789        69,136           32,148         16,000          70,014
                                                        $ 48,401,570   $ 1,792,070      $   843,066      $ 638,149     $ 5,107,414
----------------------------------------------------------------------------------------------------------------------------------

Net Assets:
Institutional Class                                     $ 34,042,435   $ 1,697,892      $   832,711      $ 638,149     $ 4,073,469
Administrative Class                                       7,092,788        94,178           10,355              0         254,039
Other Classes                                              7,266,347             0                0              0         779,906

Shares Issued and Outstanding:
Institutional Class                                        3,130,865       158,789           87,443         61,728         399,313
Administrative Class                                         652,326         8,808            1,087              0          24,903

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                                     $      10.87   $     10.69      $      9.52      $   10.34     $     10.20
Administrative Class                                           10.87         10.69             9.52           0.00           10.20

Cost of Investments Owned                               $ 64,310,780   $ 2,593,751      $ 1,168,479      $ 898,371     $ 7,464,456
----------------------------------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                           $    236,261   $         0      $     5,952      $   6,662     $     5,302
----------------------------------------------------------------------------------------------------------------------------------

44 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                             Investment
                                                            Long-Term U.S.   Grade
Low Duration   Low Duration  Short-Term   Money             Government       Corporate     High          Total Return
Fund II        Fund III      Fund         Market Fund       Fund             Bond Fund     Yield Fund    Mortgage Fund    GNMA Fund
$ 775,633      $ 73,757 $   1,588,816  $     409,770     $  622,488     $   5,749      $   2,958,925        $ 79,545    $  59,915
        0            67           883          8,965              0             2              2,330               0            0
       22             0       178,118              0        105,849           504             31,157          29,839            0
      532             0        19,701          1,445          9,929             0              9,102             803        3,270
        0             1             3              0            410             1                  0               0            0
    3,425           329         9,356            838          5,458           110             59,700             188          136
        6            35             0              0             52            68                  0               1            0
  779,618        74,189     1,796,877        421,018        744,186         6,434          3,061,214         110,376       63,321
----------------------------------------------------------------------------------------------------------------------------------

$ 309,502      $ 30,921 $      10,093  $           0     $        0     $     434      $      87,640        $ 63,833    $  20,896
        0             0       177,775              0        153,077             0                  0               0            0
        0             0        89,613              0              0             0                  0               0            0
        0             0        32,573              0              0             0                  0               0            0
      182             0             0              0         21,905             2                  0             518          735
        0             0             0              0            172             9                  0               0            0
       34             0        11,015          4,994          1,465             0              7,925               6          189
      157             1           778             27            368             0              5,729              12           12
       91             8           262             44             99             1                566               8            5
       86             8           275             82            122             1                690              11            7
        0             0            38             27             74             0                522               0            0
        0             0           113             20             39             0                207               9            5
        0             0             0              0              0             0                  0               0            0
        0             0             0              0              0             0                  0               0            0
        0            10         1,303              0          4,615             5                  0               0           16
  310,052        30,948       323,838          5,194        181,936           452            103,279          64,397       21,865
----------------------------------------------------------------------------------------------------------------------------------

$ 469,566      $ 43,241 $   1,473,039  $     415,824     $  562,250     $   5,982      $   2,957,935        $ 45,979    $  41,456
----------------------------------------------------------------------------------------------------------------------------------

$ 452,918      $ 42,393 $   1,468,611  $     415,804     $  541,250     $   5,603      $   3,634,247        $ 43,593    $  40,333
    (435)           (4)       (1,519)           (41)             33           126            (2,107)             383          312
    6,952            11         4,086             61          5,229           145          (367,330)             988          418
   10,131           841         1,861              0         15,738           108          (306,875)           1,015          393
$ 469,566      $ 43,241 $   1,473,039  $     415,824     $  562,250     $   5,982      $   2,957,935        $ 45,979    $  41,456
----------------------------------------------------------------------------------------------------------------------------------

$ 469,506      $ 43,229 $     782,755  $     169,906     $  255,690     $   5,982      $   1,386,032        $ 18,807    $  27,431
       60            12        56,357         18,606         87,863             0            486,539               0            0
        0             0       633,927        227,312        218,697             0          1,085,364          27,172       14,025


   45,977         4,284        77,813        169,906         23,405           558            150,682           1,744        2,542
        6             1         5,602         18,606          8,042             0             52,904               0            0



$   10.21      $  10.09 $       10.06  $        1.00     $    10.92     $   10.73      $        9.20        $  10.78    $   10.79
    10.21         10.09         10.06           1.00          10.92          0.00               9.20            0.00         0.00

$ 765,450      $ 72,949 $   1,584,046  $     409,770     $  605,614     $   5,675      $   3,265,840        $ 78,490    $  59,519
----------------------------------------------------------------------------------------------------------------------------------
$       0      $     64 $       1,067  $           0     $        0     $       0      $       2,593        $      0    $       0
----------------------------------------------------------------------------------------------------------------------------------

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 45

September 30, 2001 (Unaudited)

                                                                                                                        Emerging
Amounts in thousands, except per share amounts               Real             Foreign     Global       Global           Markets
                                                             Return Fund      Bond Fund   Bond Fund    Bond Fund II     Bond Fund
Assets:
Investments, at value                                         $ 2,928,772    $ 1,255,354    $ 531,699  $ 112,703        $ 75,320
Cash and foreign currency                                               0         19,278        6,415      2,898           3,148
Receivable for investments sold and forward foreign currency
contracts                                                          19,336        230,859      131,375        880          12,590
Receivable for Fund shares sold                                    60,658          1,925            0         85              84
Variation margin receivable                                             5            176          393         12               0
Interest and dividends receivable                                  30,183         18,371       10,677      1,848           1,784
Other assets                                                            3          5,635        2,882          4               1
                                                                3,038,957      1,531,598      683,441    118,430          92,927
--------------------------------------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased and forward foreign
currency contracts                                            $    45,759    $   316,208    $ 152,401  $   9,345        $ 14,641
Payable for financing transactions                              1,031,191        326,983      126,931     26,550          11,857
Payable for short sale                                                  0        123,958       67,949          0               0
Notes payable                                                           0              0            0          0               0
Due to custodian                                                    8,317              0            0          0               0
Written options outstanding                                             0          2,854        1,314        309               0
Payable for Fund shares redeemed                                    5,901          3,118          508          6              28
Dividends payable                                                     132            278          249         26              47
Accrued investment advisory fee                                       333            136           61         15              26
Accrued administration fee                                            439            168           73         16              24
Accrued distribution fee                                              212             44            0          7               4
Accrued servicing fee                                                 176             39            0          3               1
Variation margin payable                                              132             37          328          0               0
Recoupment payable to Manager                                           0              0            0          0               0
Other liabilities                                                   2,481          2,766        2,771        914              59
                                                                1,095,073        776,589      352,585     37,191          26,687
--------------------------------------------------------------------------------------------------------------------------------

Net Assets                                                    $ 1,943,884    $   755,009    $ 330,856  $  81,239        $ 66,240
--------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
Paid in capital                                               $ 1,894,777    $   753,250    $ 344,522  $  80,528        $ 61,889
Undistributed (overdistributed) net investment income                  65          (885)      (9,893)       (39)           1,215
Accumulated undistributed net realized gain (loss)                  5,889          6,206      (9,340)        371           3,656
Net unrealized appreciation (depreciation)                         43,153        (3,562)        5,567        379           (520)
                                                              $ 1,943,884    $   755,009    $ 330,856  $  81,239        $ 66,240
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Institutional Class                                           $   813,186    $   524,998    $ 327,841  $  64,881        $ 50,626
Administrative Class                                               67,084         17,671        3,015          0           8,071
Other Classes                                                   1,063,614        212,340            0     16,358           7,543

Shares Issued and Outstanding:
Institutional Class                                                77,409         50,331       37,359      6,641           5,828
Administrative Class                                                6,363          1,694          344          0             930

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                                           $     10.51    $     10.43    $    8.77  $    9.77        $   8.68
Administrative Class                                                10.51          10.43         8.77       0.00            8.68

Cost of Investments Owned                                     $ 2,885,433    $ 1,260,131    $ 527,527  $ 112,367        $ 76,100
--------------------------------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                                 $     2,158    $    15,042    $   7,584  $  55,834        $      0
--------------------------------------------------------------------------------------------------------------------------------

46 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                          California
                               European                                Short Duration     Intermediate   California     New York
Strategic       Convertible    Convertible  StocksPLUS   Municipal     Municipal          Municipal      Municipal      Municipal
Balanced Fund   Fund           Fund         Fund         Bond Fund     Income Fund        Bond Fund      Bond Fund      Bond Fund
$   73,604      $  42,407    $  4,993     $  1,276,980   $   115,800  $ 14,347          $  102,974      $  15,025       $   4,947
        76          1,405           1            6,971             0         1                   0              1               1
         0          1,498          13            6,494             0         0                   0              0               0
        92              1           0            2,745           260         0                 301              1               0
         0              0           0           13,882             7         0                   7              5               0
       110            171          38            6,984         1,420       226               1,347            147              78
         0              1           0                8             1         0                   0              0               2
    73,882         45,483       5,045        1,314,064       117,488    14,574             104,629         15,179           5,028
---------------------------------------------------------------------------------------------------------------------------------

$      184      $   2,135    $      0     $    404,802   $     7,923  $      0          $    2,738      $       0       $       0
         0              0           0                0             0         0                   0              0               0
         0              0           0                0             0         0                   0              0               0
         0              0           0           18,581             0         0                   0              0               0
         0              0           0                0            69         0                  78              0               0
         0              0           0               28             0         0                   0              0               0
        25             85           0              885           184         3                 499              0               0
         0              0           0               17            94         0                  12              1               2
         0             13           2              265            20         2                  20              3               1
        10             11           1              220            25         2                  21              3               1
        13              9           0              187            23         0                   0              0               0
         5              4           0               90            12         0                   6              0               0
         0              0           0               47            14         0                  14              0               0
         0              1           0                0             0         0                   2              0               0
         0              0           0           10,692             0         1                   0              1               0
       237          2,258           3          435,814         8,364         8               3,390              8               4
---------------------------------------------------------------------------------------------------------------------------------

$   73,645      $  43,225    $  5,042     $    878,250   $   109,124  $ 14,566          $  101,239      $  15,171       $   5,024
---------------------------------------------------------------------------------------------------------------------------------

$   89,862      $  67,784    $  5,059     $  1,297,722   $   104,416  $ 14,208          $   93,213      $  14,153       $   4,749
       646        (1,520)         101         (40,594)            18        39               1,397            173              66
   (2,901)       (18,512)          53        (304,884)         1,320        18               1,360            283             139
  (13,962)        (4,527)       (171)         (73,994)         3,370       301               5,269            562              70
$   73,645      $  43,225    $  5,042     $    878,250   $   109,124  $ 14,566          $  101,239      $  15,171       $   5,024
---------------------------------------------------------------------------------------------------------------------------------

$   45,303      $  21,817    $  5,032     $    368,713   $    33,871  $ 14,555          $   69,469      $  14,204       $   3,445
       723            290           0           37,741         6,536         0               1,783              0               0
    27,619         21,118          10          471,796        68,717        11              29,987            967           1,579


     4,536          2,139         505           40,190         3,314     1,420               6,439          1,332             318
        72             28           0            4,177           639         0                 165              0               0



$     9.98      $   10.20    $   9.97     $       9.17   $     10.22  $  10.25          $    10.79      $   10.66       $   10.82
      9.98          10.23        0.00             9.03         10.22      0.00               10.79           0.00            0.00

$   87,566      $  46,997    $  5,178     $  1,271,983   $   112,266  $ 14,046          $   97,549      $  14,483       $   4,876
---------------------------------------------------------------------------------------------------------------------------------
$        0      $     903    $      1     $      6,743   $         0  $      0          $        0      $       0       $       0
---------------------------------------------------------------------------------------------------------------------------------

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 47

Statements of Operations

For the year or period ended September 30, 2001 (Unaudited)

Amounts in thousands                                      Total        Total           Total             Moderate       Low
                                                          Return Fund  Return Fund II  Return Fund III  Duration Fund  Duration Fund

Investment Income:
Interest                                                    $ 1,320,521  $  48,396        $  25,746        $  17,125     $ 152,748
Dividends, net of foreign taxes                                  18,735          0              160              182         3,141
Miscellaneous income                                                  0          0                1               17             0
   Total Income                                               1,339,256     48,396           25,907           17,324       155,889

Expenses:
Investment advisory fees                                         55,857      2,091            1,054              737         6,046
Administration fees                                              46,740      2,103            1,055              589         4,971
Distribution and/or servicing fees - Administrative Class         7,599        105               14                0           231
Distribution and/or servicing fees - Other Classes               16,796          0                0                0         1,445
Trustees' fees                                                      140          6                3                2            16
Interest expense                                                    333          4                0                0            51
Miscellaneous expense                                                 4          0                0                0             0
   Total Expenses                                               127,469      4,309            2,126            1,328        12,760

Net Investment Income                                         1,211,787     44,087           23,781           15,996       143,129
----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                         471,955     23,573            8,043            6,598        37,120
Net realized gain (loss) on futures contracts and written
options                                                         265,454      5,935            3,290            4,859           427
Net realized gain (loss) on foreign currency transactions      (67,222)          3              154            (874)       (5,033)
Net change in unrealized appreciation (depreciation) on
investments                                                     703,720     26,975           16,708            9,903        45,455
Net change in unrealized appreciation (depreciation) on
   futures contracts and written options                        182,887     12,517            4,502            2,113         2,134
Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities denominated in
   foreign currencies                                             7,146        (3)          (2,697)          (1,910)         2,158

   Net Gain (Loss)                                            1,563,940     69,000           30,000           20,689        82,261

Net Increase (Decrease) in Assets Resulting
 from Operations                                            $ 2,775,727  $ 113,087        $  53,781        $  36,685     $ 225,390
----------------------------------------------------------------------------------------------------------------------------------

48 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                           Investment
                                                            Long-Term U.S. Grade
Low Duration     Low Duration  Short-Term    Money          Government     Corporate       High           Total Return
Fund II          Fund III      Fund          Market Fund    Fund           Bond Fund       Yield Fund     Mortgage Fund  GNMA Fund
$  17,321       $ 1,329       $ 25,684      $  7,473       $ 17,159        $   220        $   125,555         $    953  $    469
      204             0              0             0              0              0              3,940                0         0
        0             0              0             3              0              0                123                1         0
   17,525         1,329         25,684         7,476         17,159            220            129,618              954       469


      698            55          1,162           269            616              8              3,589               44        18
      698            56          1,150           505            758              7              4,382               55        19
        0             0             28            15             91              0                627                0         0
        0             0            488           259            597              0              4,066               37         7
        2             0              2             1              2              0                 10                0         0
       14             1          1,143             0             36              0                  0                0         7
        0             0              0             0              0              0                  0                0         0
    1,412           112          3,973         1,049          2,100             15             12,674              136        51

   16,113         1,217         21,711         6,427         15,059            205            116,944              818       418
--------------------------------------------------------------------------------------------------------------------------------

    9,966           546          3,969            61          6,796             81           (67,216)              989       424
     (64)             8            983             0          1,079             46                  0                0         0
        0          (42)              2             0              0              5                 32                0         0
    1,056           343        (1,066)             0            717          (108)          (141,253)              387       189

       73            19            112             0          5,181            (5)                  0                0         0

        0            60            (7)             0              0              6                (5)                0         0

   11,031           934          3,993            61         13,773             25          (208,442)            1,376       613

$  27,144       $ 2,151       $ 25,704      $  6,488       $ 28,832        $   230        $  (91,498)         $  2,194  $  1,031
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 49

For the year or period ended September 30, 2001 (Unaudited)

                                                                                                                          Emerging
Amounts in thousands                                       Real            Foreign          Global         Global         Markets
                                                           Return Fund     Bond Fund        Bond Fund      Bond Fund II   Bond Fund
Investment Income:
Interest                                                     $  41,833    $   18,461      $   8,972        $   2,007   $   3,528
Dividends, net of foreign taxes                                      8           256             91               28           0
Miscellaneous income                                                 0             0              0                0           0
   Total Income                                                 41,841        18,717          9,063            2,035       3,528

Expenses:
Investment advisory fees                                         1,633           869            397               96         160
Administration fees                                              2,075         1,060            477              126         146
Distribution and/or servicing fees - Administrative Class           75            22              3                0          10
Distribution and/or servicing fees - Other Classes               1,552           492              0               59          18
Trustees' fees                                                       3             2              1                0           0
Interest expense                                                    45            46              7                2          62
Miscellaneous expense                                                0             0              0                0           0
Recoupment to Manager                                                0             0              0                0           0
   Total Expenses                                                5,383         2,491            885              283         396

Net Investment Income (Loss)                                    36,458        16,226          8,178            1,752       3,132
--------------------------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                          8,536         2,187          1,321              424       3,988
Net realized gain (loss) on futures contracts and written
options                                                          (157)         9,856          3,751            1,362           0
Net realized gain (loss) on foreign currency transactions      (1,704)         2,132        (6,452)            (519)         154
Net change in unrealized appreciation (depreciation) on
investments                                                      7,380        14,986         11,529            2,409     (1,548)
Net change in unrealized appreciation (depreciation) on
   futures contracts and written options                           969          (23)          (202)             (37)           0
Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities denominated in
   foreign currencies                                              974      (21,268)          2,322          (2,331)          87

   Net Gain (Loss)                                              15,998         7,870         12,269            1,308       2,681

Net Increase (Decrease) in Assets Resulting from Operations  $  52,456    $   24,096      $  20,447        $   3,060   $   5,813
--------------------------------------------------------------------------------------------------------------------------------

50 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                             California
                              European                                     Short Duration    Intermediate    California    New York
Strategic       Convertible   Convertible   StocksPLUS    Municipal        Municipal         Municipal       Municipal     Municipal
Balanced Fund   Fund          Fund          Fund          Bond Fund        Income Fund       Bond Fund       Bond Fund     Bond Fund
$      18       $     146     $     63     $   1,443      $     2,551      $    302       $   2,693         $    312       $   111
    1,340             474            5           413                0             0               0                0             0
        2               0            0             0                0             1               0                0             0
    1,360             620           68         1,856            2,551           303           2,693              312           111


        0             104           13         2,049              119            14             131               17             6
       69              84            6         1,702              148            14             141               17             6
        1               0            0            50                8             0               2                0             0
      125             104            0         2,119              192             0              35                1             0
        0               0            0             4                0             0               0                0             0
        0              28            2            33                0             0               3                0             0
        0               0            0             0                0             0               0                0             0
        0               1            0             0                0             0               3                0             0
      195             321           21         5,957              467            28             315               35            12

    1,165             299           47       (4,101)            2,084           275           2,378              277            99
----------------------------------------------------------------------------------------------------------------------------------

    (671)         (9,472)           35         7,855              268            16             822                3            17
        0               0            0      (42,404)              689             0             606              269            93
       85            (56)           18           949                0             0               0                0             0
  (3,060)           3,700           23         2,733            1,106           113             328              106          (44)

        0               0            0      (51,730)            (164)             0           (257)               28             0

     (98)            (81)         (87)       (4,084)                0             0               0                0             0

  (3,744)         (5,909)         (11)      (86,681)            1,899           129           1,499              406            66

$ (2,579)       $ (5,610)     $     36     $(90,782)      $     3,983      $    404       $   3,877         $    683       $   165
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 51

Statements of Changes in Net Assets

Amounts in thousands                    Total Return Fund              Total Return Fund II           Total Return III Fund
                                        --------------------------------------------------------------------------------------------
                                        Six Months Ended   Year Ended    Six Months Ended   Year Ended Six Months Ended   Year Ended
Increase (Decrease) in Net Assets from:    September 30,    March 31,       September 30,    March 31,     September 30,   March 31,
                                                    2001        2001                2001         2001              2001        2001
                                             (Unaudited)                     (Unaudited)                    (Unaudited)
Operations:
Net investment income                       $  1,211,787   $ 2,324,651       $    44,087  $    95,960       $   23,781  $   51,199
Net realized gain                                670,187     1,226,362            29,511       57,618           11,487      20,168
Net change in unrealized appreciation
   (depreciation)                                893,753       795,370            39,489       36,370           18,513      21,779
Net increase resulting from operations         2,775,727     4,346,383           113,087      189,948           53,781      93,146
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
From net investment income
   Institutional Class                         (900,757)   (1,792,734)          (41,995)     (91,365)         (23,485)    (49,458)
   Administrative Class                        (160,343)     (245,683)           (2,093)      (3,756)            (296)       (646)
   Other Classes                               (146,354)     (228,334)                 0            0                0           0
In excess of net investment income
   Institutional Class                                 0      (49,037)                 0        (803)                0     (1,051)
   Administrative Class                                0       (6,720)                 0         (33)                0        (14)
   Other Classes                                       0      ( 6,245)                 0            0                0           0
From net realized capital gains
   Institutional Class                                 0             0                 0            0                0           0
   Administrative Class                                0             0                 0            0                0           0
   Other Classes                                       0             0                 0            0                0           0
In excess of net realized capital gains
   Institutional Class                                 0             0                 0            0                0           0
   Administrative Class                                0             0                 0            0                0           0
   Other Classes                                       0             0                 0            0                0           0

Total Distributions                          (1,207,454)   (2,328,753)          (44,088)     (95,957)         (23,781)    (51,169)
-----------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions:
Receipts for shares sold
   Institutional Class                         5,105,547    10,686,192           184,664      570,675           37,881     221,365
   Administrative Class                        2,276,371     2,801,443            27,747       62,044              486         163
   Other Classes                               2,375,332     2,858,874                 0            0                0           0
Issued as reinvestment of distributions
   Institutional Class                           758,260     1,529,088            32,321       71,901           21,350      46,166
   Administrative Class                          134,521       198,869             2,094        3,782              281         637
   Other Classes                                  82,851       123,077                 0            0                0           0
Cost of shares redeemed
   Institutional Class                        (4,675,438   (6,936,468)         (191,393)    (389,100)        (124,889)    (75,805)
   Administrative Class                        (900,312)    (1,104,430          (16,543)     (49,423)          (2,023)       (259)
   Other Classes                               (829,228)   (1,205,155)                 0            0                0           0
Net increase (decrease) resulting
   from Fund share transactions                4,327,904     8,951,490            38,890      269,879         (66,914)     192,267

Total Increase (Decrease) in Net Assets        5,896,177    10,969,120           107,889      363,870         (36,914)     234,244
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                           42,505,393    31,536,273         1,684,181    1,320,311          879,980     645,736
End of period *                             $ 48,401,570   $42,505,393       $ 1,792,070  $ 1,684,181        $ 843,066  $  879,980

*Including net undistributed
   (overdistributed) investment
    income of:                              $    159,058   $   154,725       $     6,385  $     6,386        $ (3,786)  $  (3,786)

52 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Moderate Duration Fund    Low Duration Fund          Low Duration Fund II       Low Duration Fund III      Short-Term Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Six Months  Year Ended   Six Months    Year Ended   Six Months   Year Ended    Six Months   Year Ended    Six Months  Year Ended
      Ended       March        Ended         March        Ended        March         Ended        March         Ended       March
  September    31, 2001    September      31, 2001    September     31, 2001     September     31, 2001     September   31, 2001
   30, 2001                 30, 2001                   30, 2001                   30, 2001                   30, 2001
(Unaudited)              (Unaudited)                (Unaudited)                (Unaudited)                (Unaudited)
  $  15,996   $  31,015   $  143,129    $  288,496    $  16,113    $  38,783      $  1,217     $  2,622     $  21,711   $  43,519
     10,583      14,065       32,514        17,000        9,902        4,322           512          155         4,954         204
     10,106       9,411       49,747        80,909        1,129       14,482           422          768         (961)       6,182
     36,685      54,491      225,390        386,405      27,144       57,587         2,151        3,545        25,704      49,905
-----------------------------------------------------------------------------------------------------------------------------------

    (15,997)    (30,778)    (122,395)     (244,452)     (16,109)     (38,384)       (1,218)      (2,587)      (15,092)     (36,353)
          0           0       (5,275)       (8,855)          (2)          (2)            0           (1)         (449)        (407)
          0           0      (15,142)      (26,799)           0            0             0            0        (6,171)      (6,739)

          0        (191)           0        (7,347)           0         (435)            0          (35)            0            0
          0           0            0          (266)           0            0             0            0             0            0
          0           0            0          (806)           0            0             0            0             0            0

          0           0            0            0             0            0             0            0             0            0
          0           0            0            0             0            0             0            0             0            0
          0           0            0            0             0            0             0            0             0            0

          0           0            0            0             0            0             0            0             0         (878)
          0           0            0            0             0            0             0            0             0           (6)
          0           0            0            0             0            0             0            0             0         (177)

    (15,997)    (30,969)    (142,812)     (288,525)     (16,111)     (38,821)       (1,218)      (2,623)      (21,712)     (44,560)
------------------------------------------------------------------------------------------------------------------------------------

     99,982     271,662    1,173,831     2,441,784       62,616      394,918         2,393       25,072       469,052      557,919
          0           0      126,797        98,789            1           82             0            0        55,579        7,559
          0           0      391,772       318,860            0            0             0            0       662,571      118,255

     14,578      30,441      109,994       220,160       13,997       35,794         1,212        2,621        12,070       28,548
          0           0        4,616         8,907            1            1             0            1           456          271
          0           0       10,278        18,884            0            0             0            0         4,545        4,561

    (74,010)   (135,840)  (1,229,294)   (2,235,908)    (254,680)    (280,932)       (4,232)     (18,040)     (225,249)    (655,344)
          0           0      (32,661)      (78,115)         (26)         (73)            0            0        (4,445)     (18,406)
          0           0     (133,786)     (278,280)           0            0             0            0      (156,705)    (106,536)
     40,550     166,263      421,547       515,081     (178,091)     149,790          (627)       9,654       817,874      (63,173)

     61,238     189,785      504,125       612,961     (167,058)     168,556           306       10,576       821,866      (57,828)
-----------------------------------------------------------------------------------------------------------------------------------

    576,911     387,126     4,603,289    3,990,328      636,624      468,068        42,935       32,359        651,173     709,001
  $ 638,149   $ 576,911   $ 5,107,414   $4,603,289    $ 469,566    $ 636,624      $ 43,241     $ 42,935    $ 1,473,039   $ 651,173

  $     346   $     347    $      571   $      254    $    (435)   $    (437)     $     (4)    $     (3)    $   (1,519)  $  (1,518)


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 53

                                                                                Long-Term               Investment Grade     Period
Amounts in thousands                          Money Market Fund                 U.S. Government Fund    Corporate Bond Fund    from
                                              --------------------------------------------------------------------------------------
                                                     Six Months        Year     Six Months        Year     Six Months     April 28,
                                                          Ended       Ended          Ended       Ended          Ended          2001
Increase (Decrease) in Net Assets from:           September 30,   March 31,   September 30,  March 31,  September 30,         March
                                                           2001        2001            2001       2001           2001      31, 2001
                                                     (Unaudited)                (Unaudited)               (Unaudited)

Operations:
Net investment income                                 $   6,427  $   23,342       $  15,059  $  23,590        $   205       $   374
Net realized gain (loss)                                     61           0           7,875     29,583            132           162
Net change in unrealized appreciation (depreciation)          0           0           5,898      6,314           (107)          215
Net increase (decrease) resulting from operations         6,488      23,342          28,832     59,487            230           751
------------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
From net investment income
     Institutional Class                                 (2,933)    (12,927)         (7,562)   (14,794)          (205)         (374)
     Administrative Class                                  (210)       (486)         (2,223)    (2,737)             0             0
     Other Classes                                       (3,347)     (9,927)         (5,298)    (6,050)             0             0
In excess of net investment income
     Institutional Class                                      0           0               0          0              0             0
     Administrative Class                                     0           0               0          0              0             0
     Other Classes                                            0           0               0          0              0             0
 From net realized capital gains
     Institutional Class                                      0           0               0          0              0           (23)
     Administrative Class                                     0           0               0          0              0             0
     Other Classes                                            0           0               0          0              0             0
In excess of net realized capital gains
     Institutional Class                                      0           0               0          0              0             0
     Administrative Class                                     0           0               0          0              0             0
     Other Classes                                            0           0               0          0              0             0

Total Distributions                                      (6,490)    (23,340)        (15,083)   (23,581)          (205)         (397)
------------------------------------------------------------------------------------------------------------------------------------

Fund Share Transactions:
 Receipts for shares sold
     Institutional Class                                 80,673     145,605          71,793    185,685              0         5,000
     Administrative Class                                23,705      16,510          33,389     61,908              0             0
     Other Classes                                      432,326   2,312,653         109,723    122,155              0             0
Issued as reinvestment of distributions
     Institutional Class                                  2,898      12,820           5,894     11,990            206           397
     Administrative Class                                   209         485           2,234      2,736              0             0
     Other Classes                                        2,891       7,633           3,610      3,801              0             0
Cost of shares redeemed
     Institutional Class                                (49,655)   (327,450)        (62,324)  (204,230)             0             0
     Administrative Class                               (12,474)    (19,622)        (26,895)   (30,338)             0             0
     Other Classes                                     (413,677)  2,341,229)        (69,972)   (63,811)             0             0
Net increase (decrease) resulting from Fund share        66,896    (192,595)         67,452     89,896            206         5,397
transactions

Total Increase (Decrease) in Net Assets                  66,894    (192,593)         81,201    125,802            231         5,751
------------------------------------------------------------------------------------------------------------------------------------

Net Assets:
Beginning of period                                     348,930     541,523         481,049    355,247         5,751              0
End of period *                                      $  415,824  $  348,930       $ 562,250  $ 481,049      $  5,982       $  5,751

*Including net undistributed (overdistributed)       $      (41)  $      22        $     33    $    57      $    126       $    126
investment income of:

54 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                          Total Return
High Yield Fund           Mortgage Fund              GNMA Fund                  Real Return Fund           Foreign Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Six Months  Year Ended   Six Months   Year Ended    Six Months   Year Ended     Six Months   Year Ended   Six Months   Year Ended
      Ended       March        Ended        March         Ended        March          Ended        March        Ended        March
  September    31, 2001    September     31, 2001     September     31, 2001      September     31, 2001    September    31, 2001
   30, 2001                 30, 2001                   30, 2001                    30, 2001                  30, 2001
(Unaudited)               (Unaudited)               (Unaudited)                 (Unaudited)               (Unaudited)
$  116,944  $   246,822     $    818    $   1,027      $    418    $     543     $   36,458  $    40,196   $   16,226   $   33,316
   (67,184)    (237,986)         989          751           424          286          6,675        7,571       14,175         (890)
  (141,258)     111,594          387          649           189          290          9,323       30,225       (6,305)      31,945
   (91,498)     120,430        2,194        2,427         1,031        1,119          52,45       77,992       24,096       64,371
-----------------------------------------------------------------------------------------------------------------------------------

   (56,080)    (139,311)        (526)        (949)         (361)        (510)       (21,846)     (29,970)     (11,952)     (25,707)
   (20,772)     (36,974)           0            0             0            0         (1,955)      (1,102)        (402)        (405)
   (40,287)     (68,547)        (291)         (78)          (48)           0        (15,802)      (9,225)      (3,968)      (7,021)

         0       (1,064)           0            0             0            0              0            0            0            0
         0         (282)           0            0             0            0              0            0            0            0
         0         (523)           0            0             0            0              0            0            0            0

         0            0            0         (324)            0          (54)             0       (3,779)           0            0
         0            0            0            0             0            0              0         (129)           0            0
         0            0            0          (39)            0            0              0       (1,301)           0            0

         0            0            0            0             0            0              0            0            0       (9,671)
         0            0            0            0             0            0              0            0            0         (138)
         0            0            0            0             0            0              0            0            0       (3,061)

  (117,139)    (246,701)        (817)      (1,390)         (409)        (564)       (39,603)     (45,506)     (16,322)     (46,003)
-----------------------------------------------------------------------------------------------------------------------------------


   473,509      792,834        3,223       19,192        18,809        9,067        316,487      412,572       89,741      172,052
   147,511      224,073            0            0             0            0         23,646       62,788        4,137       14,864
   318,963      522,135       24,477        5,324        14,106           10        831,443      242,511       68,419       81,245

    42,212      116,900          517        1,270           306          530         20,337       30,496       10,527       31,126
    20,733       37,198            0            0             0            0          1,940        1,223          398          540
    20,718       34,732          236          104            39            0         11,322        7,495        3,330        8,494

  (216,745) $(1,605,873)      (5,996)      (5,092)       (2,109)      (4,496)       (88,013)    (115,763)     (63,008)    (155,946)
  (108,610)    (138,474)           0            0             0            0        (10,694)     (14,142)      (4,096)      (3,524)
  (173,861)    (385,505)      (2,923)        (904)         (291)           0        (74,559)     (30,405)     (37,054)     (37,903)
   524,430     (401,980)      19,534       19,894        30,860        5,111      1,031,909      596,775       72,394      110,948

   315,793     (528,251)      20,911       20,931        31,482        5,666      1,044,762      629,261       80,168      129,316
-----------------------------------------------------------------------------------------------------------------------------------

 2,642,142    3,170,393       25,068        4,137         9,974        4,308        899,122      269,861      674,841      545,525
$2,957,935  $ 2,642,142    $  45,979    $  25,068      $ 41,456    $   9,974     $1,943,884  $   899,122   $  755,009   $  674,841

$   (2,107) $    (1,912)   $     383    $     382      $    312    $     303     $      65   $     3,210   $     (885)  $     (789)

                                                                                                           Emerging Markets Bond
Amounts in thousands                                Global Bond Fund           Global Bond Fund II         Fund
                                                   ---------------------------------------------------------------------------------
                                                    Six Months    Year Ended   Six Months    Year Ended    Six Months    Year Ended
Increase (Decrease) in Net Assets from:                  Ended     March 31,        Ended     March 31,         Ended     March 31,
                                                     September          2001    September          2001      September         2001
                                                      30, 2001                   30, 2001                     30, 2001
                                                   (Unaudited)                (Unaudited)                  (Unaudited)

Operations:
Net investment income (loss)                         $   8,178   $    16,487    $   1,752     $   4,454     $    3,132    $   4,541
Net realized gain (loss)                                (1,380)      (18,756)       1,267         2,471          4,142        2,700
Net capital gain distributions received from                 0             0            0             0              0            0
underlying funds
Net change in unrealized appreciation (depreciation)    13,649          (355)           41        1,358         (1,461)        (658)
Net increase (decrease) resulting from operations       20,447        (2,624)        3,060        8,283          5,813        6,583
------------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
From net investment income
     Institutional Class                                (8,114)       (2,208)      (1,494)       (3,875)        (2,688)      (3,335)
     Administrative Class                                  (58)          (16)           0             0          (373)         (999)
     Other Classes                                           0             0         (260)         (570)          (220)        (211)
In excess of net investment income
     Institutional Class                                     0             0            0             0              0            0
     Administrative Class                                    0             0            0             0              0            0
     Other Classes                                           0             0            0             0              0            0
From net realized capital gains
     Institutional Class                                     0             0            0          (379)             0            0
     Administrative Class                                    0             0            0             0              0            0
     Other Classes                                           0             0            0           (68)             0            0
In excess of net realized capital gains
     Institutianal Class                                     0             0            0        (1,552)             0       (1,807)
     Administrative Class                                    0             0            0             0              0         (437)
     Other Classes                                           0             0            0          (280)             0         (108)
Tax basis return of capital
     Institutional Class                                     0       (14,074)           0             0              0            0
     Administrative Class                                    0          (104)           0             0              0            0
     Other Classes                                           0             0            0             0              0            0

Total Distributions                                     (8,172)      (16,402)      (1,754)       (6,724)        (3,281)      (6,897)
------------------------------------------------------------------------------------------------------------------------------------

Fund Share Transactions:
Receipts for shares sold
     Institutional Class                                36,349       150,687            7         6,935         34,309       34,602
     Administrative Class                                2,399         2,952            0             0          1,140        1,010
     Other Classes                                           0             0        4,192         3,819          4,439        3,495
Issued as reinvestment of distributions
     Institutional Class                                 6,297        11,553        1,418         5,308          2,573        4,821
     Administrative Class                                   57           123            0             0            373        1,434
     Other Classes                                           0             0          177           671            101          154
Cost of shares redeemed
     Institutional Class                               (34,675)     (107,207)        (500)      (35,563)       (34,678)      (5,860)
     Administrative Class                               (1,674)       (3,030)           0             0         (1,499)      (7,791)
     Other Classes                                           0             0       (1,454)       (3,685)          (648)      (1,800)
Net increase (decrease) resulting from Fund share        8,753        55,078        3,840       (22,515)         6,110       30,065
transactions

Total Increase (Decrease) in Net Assets                 21,028        36,052        5,146       (20,956)         8,642       29,751
------------------------------------------------------------------------------------------------------------------------------------

Net Assets:
Beginning of period                                    309,828       273,776       76,093        97,049         57,598       27,847
End of period *                                      $ 330,856   $   309,828    $  81,239    $   76,093     $   66,240    $  57,598

*Including net undistributed (overdistributed)
investment income of:                                 $ (9,893)   $   (9,899)   $     (39) $        (37)     $   1,215    $   1,525


56 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Strategic Balanced      Convertible               European                   StocksPLUS                 Municipal Bond
Fund                     Fund                      Convertible Fund           Fund                       Fund
------------------------------------------------------------------------------------------------------------------------------------
 Six Months       Year    Six Months          Year    Six Months      Period       Six Months         Year   Six Months        Year
      Ended      Ended         Ended         Ended         Ended        from            Ended        Ended        Ended       Ended
  September      March      September        March     September    November        September        March    September       March
   30, 2001   31, 2001       30, 2001     31, 2001      30, 2001    30, 2000         30, 2001     31, 2001     30, 2001    31, 2001
(Unaudited)               (Unaudited)                (Unaudited)    to March      (Unaudited)               (Unaudited)
                                                                    31, 2001
 $    1,165 $    5,108     $     299   $      (122)      $    47     $    21        $  (4,101)  $   (1,627)   $   2,084   $   2,679
       (586)     1,743        (9,528)       (6,725)           53          93          (33,600)    (179,612)         957       1,298
          0      1,770             0             0             0           0                0            0           0            0
     (3,158)   (15,730)        3,619       (36,112)          (64)       (107)         (53,081)    (108,609)         942       2,568
     (2,579)    (7,109)       (5,610)      (42,959)           36           7          (90,782)    (289,848)       3,983       6,545
------------------------------------------------------------------------------------------------------------------------------------

       (710)    (2,935)         (303)       (2,101)          (40)        (20)          (4,533)     (11,561)        (747)       (707)
        (10)       (32)           (3)           (6)            0           0             (403)        (641)        (146)       (193)
       (264)    (1,267)         (177)         (261)            0           0           (5,019)     (11,931)      (1,190)     (1,776)

          0          0             0             0             0           0                0            0            0           0
          0          0             0             0             0           0                0            0            0           0
          0          0             0             0             0           0                0            0            0           0

          0          0             0             0             0           0                0            0            0           0
          0          0             0             0             0           0                0            0            0           0
          0          0             0             0             0           0                0            0            0           0

          0     (2,872)            0        (5,661)            0           0                0      (35,157)           0           0
          0        (29)            0           (20)            0           0                0       (2,729)           0           0
          0     (1,549)            0        (1,354)            0           0                0      (50,829)           0           0

          0          0             0             0             0           0                0            0            0           0
          0          0             0             0             0           0                0            0            0           0
          0          0             0             0             0           0                0            0            0           0

       (984)    (8,684)         (483)       (9,403)          (40)        (20)          (9,955)    (112,848)      (2,083)     (2,676)
-----------------------------------------------------------------------------------------------------------------------------------

      1,654      3,779         1,297        90,224             0       4,990           45,342      192,570       14,926      23,749
        273        151             0           410             0           0            8,363       19,575        2,250       2,528
      4,426      9,610         6,735        22,419             0          10           37,387      203,143       26,507      21,007

        709      5,725           273         7,572            39          20            4,404       45,695          683         685
         10         63             0             1             0           0              400        3,338          143         193
        199      2,217           119         1,074             0           0            3,943       49,151          691       1,006

     (2,156)   (76,927)      (42,019)     (155,586)            0           0          (60,944)    (275,526)      (5,880)     (7,753)
        (10)      (325)            0             0             0           0           (1,967)      (3,869)        (807)     (1,304)
     (2,401)    (8,994)       (8,777)       (6,093)            0           0          (73,424)    (314,693)     (11,425)    (16,427)
      2,704    (64,701)      (42,372)      (39,979)           39       5,020          (36,496)     (80,616)      27,088      23,684


       (859)   (80,494)      (48,465)      (92,341)           35       5,007         (137,233)    (483,312)      28,988      27,553
-----------------------------------------------------------------------------------------------------------------------------------

     74,504    154,998        91,690       184,031         5,007           0        1,015,483    1,498,795       80,136      52,583
 $   73,645  $  74,504     $  43,225   $    91,690       $ 5,042    $  5,007       $  878,250   $1,015,483   $  109,124   $  80,136

 $      646  $     465     $  (1,520)  $    (1,336)      $   101    $     94       $  (40,594)  $  (26,538)  $       18   $      17

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 57

                              Short Duration             California Intermediate    California               New York
Amounts in thousands          Municipal Income Fund      Municipal Bond Fund        Municipal Bond Fund      Municipal Bond Fund
                            --------------------------------------------------------------------------------------------------------
                             Six Months          Year   Six Months           Year   Six Months      Period    Six Months      Year
                                  Ended         Ended        Ended          Ended        Ended        from         Ended     Ended
                              September         March    September          March    September         May     September     March
Increase (Decrease)            30, 2001      31, 2001     30, 2001       31, 2001     30, 2001    16, 2000      30, 2001  31, 2001
in Net Assets from:         (Unaudited)                (Unaudited)                 (Unaudited)    to March (Unaudited)
                                                                                                  31, 2001
Operations:
Net investment income         $     275     $     590   $    2,378      $   4,235     $    277  $      441    $     99     $   146
Net realized gain                    16            41        1,428          1,278          272         544         110         132
Net change in unrealized
     appreciation                   113           182           71          5,126          134         428         (44)        122
     (depreciation)
Net increase resulting
     from operations                404           813        3,877         10,639          683       1,413         165         400
------------------------------------------------------------------------------------------------------------------------------------


Distributions to  Shareholders:
From net investment income
     Institutional Class           (267)         (573)      (1,543)        (2,959)        (241)       (428)        (89)       (143)
     Administrative Class             0             0          (34)           (62)           0           0           0           0
     Other Classes                    0             0         (519)        (1,123)         (15)         (4)        (10)         (2)
In excess of net investment
income
     Institutional Class              0             0            0              0            0           0           0           0
     Administrative Class             0             0            0              0            0           0           0           0
     Other Classes                    0             0            0              0            0           0           0           0
From net realized capital
gains
     Institutional Class              0             0            0           (206)           0        (390)          0         (28)
     Administrative Class             0             0            0             (5)           0           0           0           0
     Other Classes                    0             0            0           (100)           0           0           0           0
In excess of net realized capital
gains
     Institutional Class              0             0            0              0            0           0           0           0
     Administrative Class             0             0            0              0            0           0           0           0
     Other Classes                    0             0            0              0            0           0           0           0

Total Distributions                (267)         (573)      (2,096)        (4,455)        (256)       (822)        (99)       (173)
------------------------------------------------------------------------------------------------------------------------------------


Fund Share Transactions:
Receipts for shares sold
     Institutional Class          2,519        13,744       23,502        112,569        3,994      21,136         350         300
     Administrative Class             0             0            0          1,550            0           0           0           0
     Other Classes                    0             0        8,765         42,117          594         819       1,306         285
Issued as reinvestment of
distributions
     Institutional Class            254           575        1,535          3,049          239         807          81         171
     Administrative Class             0             0           34             66            0           0           0           0
     Other Classes                    0             0          487          1,124            8           4           9           2
Cost of shares redeemed
     Institutional Class         (2,000)      (11,638)     (44,355)       (40,783)      (2,366)    (10,590)       (830)          0
     Administrative Class             0             0            0            (10)           0           0           0           0
     Other Classes                    0             0       (8,974)       (17,630)        (382)       (110)        (10)        (11)
Net increase (decrease)
    resulting from
    Fund share
    transactions                    773         2,681      (19,006)       102,052        2,087      12,066         906         747

Total Increase (Decrease)
     in Net Assets                  910         2,921      (17,225)       108,236        2,514      12,657         972         974
------------------------------------------------------------------------------------------------------------------------------------


Net Assets:

Beginning of period              13,656        10,735      118,464         10,228       12,657           0       4,052       3,078
End of period *               $  14,566    $   13,656   $  101,239      $ 118,464     $ 15,171  $   12,657    $  5,024     $ 4,052

*Including net undistributed
     investment income of:    $      39    $       31   $    1,397      $   1,115     $    173  $      152    $     66     $    66


58 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Statements of Cash Flows

For the period ended September 30, 2001 (Unaudited)

                                                           Long-Term
Amounts in thousands                                       U.S. Government     Real         Foreign        Global       Global
                                                           Fund                Return Fund  Bond Fund      Bond Fund    Bond Fund II
                                                           ---------------    ------------  ------------   ----------   ------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Fund shares                                          $    207,122    $  1,121,207  $    161,966   $   38,750   $     4,144
Redemptions of Fund shares                                        (159,607)       (169,365)     (102,039)     (40,959)       (1,963)
Cash distributions paid                                             (3,529)         (6,946)       (2,152)      (1,878)         (168)
Increase (decrease) from financing transactions                   (121,805)        274,886      (133,696)    (104,359)      (33,334)
Net increase (decrease) from financing activities                  (77,819)      1,219,782       (75,921)    (108,446)      (31,321)

Operating Activities

Purchases of long-term securities and foreign currency          (2,195,122)     (3,194,825)   (1,459,282)    (798,080)     (166,814)
Proceeds from sales of long-term securities and foreign
  currency                                                       2,299,862       1,847,785     1,520,011      889,727       193,470
Purchases of short-term securities (net)                           (69,158)        110,697       (21,723)        (608)       (2,552)
Net investment income                                               15,059          36,458        16,226        8,178         1,752
Change in other receivables/payables (net)                          27,087         (21,874)        2,635       (2,938)        2,944
Net increase (decrease) from operating activities                   77,728      (1,221,759)       57,867       96,279        28,800
------------------------------------------------------------------------------------------------------------------------------------

Net Decrease in Cash and Foreign Currency                             (91)         (1,977)      (18,054)     (12,167)       (2,521)
------------------------------------------------------------------------------------------------------------------------------------

Cash and Foreign Currency

Beginning of period                                                     91           1,977        37,332       18,582         5,419
End of period                                                 $          0    $          0  $     19,278   $    6,415   $     2,898

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 59

Schedule of Investments
Total Return Fund
September 30, 2001 (Unaudited)
                                                    Principal
                                                       Amount              Value
                                                       (000s)             (000s)

CORPORATE BONDS & NOTES 33.1%

Banking & Finance 21.1%
AB Spintab
     6.800% due 12/29/2049                           $    250           $    256
Abbey National Capital Trust I
     8.963% due 12/29/2049                             18,600             21,027
Abbey National PLC
     6.700% due 06/29/2049                              5,000              4,877
ABN AMRO Mortgage Corp.
     7.250% due 05/31/2005                                150                163
Air 2 US
     8.027% due 10/01/2020                                285                290
Allstate Corp.
     4.000% due 07/26/2004 (d)                          5,000              4,985
     7.875% due 05/01/2005                                100                110
     6.750% due 05/15/2018                                280                268
     6.900% due 05/15/2038                             87,200             81,907
AMERCO
     7.135% due 10/15/2002                             15,000             15,358
American Express Co.
     5.625% due 01/22/2004                             14,700             15,176
     7.450% due 08/10/2005                              1,000              1,089
American General Finance
     6.875% due 12/14/2001                              1,600              1,613
     7.450% due 07/01/2002                                200                207
     6.250% due 12/18/2002                              1,165              1,208
     6.375% due 03/01/2003                                350                365
     6.170% due 05/06/2003                              3,200              3,329
     8.125% due 03/15/2046                                270                290
American Health Properties, Inc.
     7.050% due 01/15/2002                                700                704
Aon Capital Trust A
     8.205% due 01/01/2027                                725                730
Aristar, Inc.
     7.375% due 09/01/2004                             20,000             21,485
Associates Corp. of North America
     6.450% due 10/15/2001                             23,600             23,628
     7.500% due 04/15/2002                                185                190
     6.375% due 07/15/2002                                175                180
     6.500% due 07/15/2002                                750                771
     6.000% due 12/01/2002                                500                516
     5.750% due 11/01/2003                              5,425              5,637
     5.800% due 04/20/2004                                450                470
     6.625% due 06/15/2005                                100                106
AT&T Capital Corp.
     6.900% due 01/30/2002                              1,000              1,013
     6.750% due 02/04/2002                              1,925              1,947
Avalonbay Communities
     7.375% due 09/15/2002                              2,565              2,658
Banco Latinoamericano SA
     5.080% due 11/30/2001                             10,000             10,087
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                             25,050             25,676
Banesto Delaware, Inc.
     8.250% due 07/28/2002                             43,900             45,517
Bank of America Corp.
     8.125% due 06/15/2002                                350                362
     7.750% due 07/15/2002                                510                529
     7.750% due 08/01/2002                                896                899
     7.200% due 09/15/2002                              1,000              1,038
     7.500% due 10/15/2002                              1,200              1,254
     6.850% due 03/01/2003                                 65                 68
     6.875% due 06/01/2003                                100                105
     6.500% due 08/15/2003                                150                158
     6.125% due 07/15/2004                                600                632
     3.763% due 08/26/2005 (d)                         32,800             32,822
     6.750% due 09/15/2005                                200                214
     7.400% due 01/15/2011                             25,000             27,338
     8.570% due 11/15/2024                                125                145
Bank One Corp.
     3.965% due 09/26/2003 (d)                          9,800              9,809
     3.920% due 05/07/2004 (d)                          8,200              8,213
     4.499% due 05/10/2004 (d)                        138,600            138,841
BankBoston Corp.
     6.125% due 03/15/2002                             15,500             15,742
Banponce Financial Corp.
     6.463% due 11/13/2001                             13,000             13,053
     7.125% due 05/02/2002                              4,700              4,813
Barclays Bank PLC
     8.550% due 09/29/2049                                195                222
Bayerische Landesbank NY
     6.200% due 02/09/2006                                250                257
Bear Stearns Co., Inc.
     3.500% due 12/16/2002 (d)                         48,900             48,990
     6.125% due 02/01/2003                                 25                 26
     2.941% due 03/28/2003 (d)                         95,440             95,392
     6.750% due 04/15/2003                                105                110
     3.970% due 05/06/2003 (d)                         25,000             25,000
     3.885% due 05/16/2003 (d)                         43,300             43,277
     2.864% due 07/22/2003 (d)                         19,000             18,922
     6.700% due 08/01/2003                                100                105
     3.850% due 12/01/2003 (d)                        100,900            101,043
     6.625% due 01/15/2004                                200                211
     6.150% due 03/02/2004                                200                208
     8.750% due 03/15/2004                                 75                 82
     4.113% due 05/24/2004 (d)                         29,300             29,361
     3.883% due 06/01/2004 (d)                         12,665             12,696
     3.173% due 09/21/2004 (d)                          5,300              5,302
     4.253% due 03/18/2005 (d)                         37,300             37,461
     4.151% due 09/16/2005 (d)                         16,000             15,763
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                                190                196
Beneficial Corp.
     4.190% due 03/01/2002 (d)                         13,300             13,325
     8.000% due 06/18/2002                                400                414
     6.030% due 01/14/2003                                320                330
Bombardier Capital Trust I
     4.440% due 06/09/2032 (d)                         16,150             15,796
Bombardier Capital Trust II
     3.700% due 06/09/2032 (d)                          3,600              3,521
Bombardier Capital, Inc.
     7.300% due 12/15/2002                              9,000              9,366
Caithness Coso Funding Corp.
     6.800% due 12/15/2001                              3,316              3,324
Chase Manhanttan Corp.
     8.500% due 02/15/2002                                200                204
     5.750% due 04/15/2004                                150                157
     6.000% due 11/01/2005                                 50                 52
     6.125% due 11/01/2008                                400                406
Chrysler Financial Corp. LLC
     5.690% due 11/15/2001                                650                652
     5.400% due 01/15/2002                             15,750             15,832
     6.950% due 03/25/2002                                 50                 51
     3.509% due 07/17/2002 (d)                         20,000             19,886
     3.524% due 08/08/2002 (d)                         80,500             79,917
     3.564% due 02/03/2003 (d)                         50,000             49,426
     3.554% due 02/10/2003 (d)                          8,100              8,005
     3.554% due 03/06/2003 (d)                         35,000             34,931
     3.544% due 03/10/2003 (d)                         65,000             64,184
     3.504% due 06/18/2003                             39,500             38,833
Chubb Capital Corp.
     6.875% due 02/01/2003                                100                105
Cincinnati Financial Corp.
     6.900% due 05/15/2028                            111,870            104,323
CIT Group, Inc.
     5.800% due 03/26/2002                              1,000              1,015
     3.510% due 09/13/2002 (d)                         30,900             30,960
     7.375% due 03/15/2003                                500                526
     5.260% due 04/07/2003 (d)                         19,277             19,343
     5.625% due 10/15/2003                                250                258
Citicorp
     8.000% due 02/01/2003                                250                265
CitiFinancial Credit Co.
     8.250% due 11/01/2001                              2,500              2,510
     6.875% due 05/01/2002                                335                343
     6.375% due 09/15/2002                                115                119
     7.750% due 03/01/2005                                550                605

60 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                    Principal
                                                       Amount              Value
                                                       (000s)             (000s)

Citigroup, Inc.
     5.800% due 03/15/2004                           $    200           $    208
     6.500% due 01/18/2011                             34,500             36,063
CNA Financial Corp.
     6.250% due 11/15/2003                                 65                 65
Comerica Bank
     7.250% due 06/15/2007                                200                215
Countrywide Home Loans
     6.250% due 04/15/2009                                600                604
Credit Asset Receivable LLC
     6.274% due 10/31/2003                             27,927             27,991
Credit Industrial et Commercial (CIC)
     5.600% due 02/28/2049 (d)                          1,500              1,467
DBS Group Holdings Ltd.
     7.875% due 08/10/2009                              6,000              6,470
Donaldson, Lufkin & Jenrette, Inc.
     4.150% due 04/25/2003 (d)                          5,600              5,621
     6.170% due 07/15/2003                             20,000             20,839
     6.259% due 07/18/2003 (d)                          2,000              2,007
Dow Capital BV
     7.125% due 01/15/2003                                100                105
Duke Capital Corp.
     7.250% due 10/01/2004                             19,000             20,419
EOP Operating LP
     7.000% due 07/15/2011                                295                302
Export-Import Bank Korea
     6.500% due 02/10/2002                             26,641             26,886
     6.500% due 11/15/2006                              6,445              6,647
     7.100% due 03/15/2007                             20,100             20,318
Exxon Capital Corp.
     6.125% due 09/08/2008                              2,000              2,126
Farmers Insurance
     8.625% due 05/01/2024                                275                280
Finova Capital Corp.
     7.500% due 11/15/2009                             25,875             10,153
First Chicago Corp.
     9.250% due 11/15/2001                                250                252
     3.190% due 03/11/2002 (d)                         10,000             10,017
     4.465% due 07/28/2003 (d)                             50                 50
First National Bank Chicago
     8.080% due 01/05/2018                                250                276
First Security Corp.
     5.875% due 11/01/2003                              9,325              9,674
First Union Corp.
     8.125% due 06/24/2002                                150                155
Ford Credit Canada
     3.310% due 12/16/2002 (d)                         95,600             95,661
Ford Motor Credit Co.
     4.880% due 10/15/2001 (d)                         13,000             13,003
     4.271% due 11/16/2001 (d)                         82,800             82,835
     8.240% due 01/15/2002                                 85                 86
     8.200% due 02/15/2002                              3,000              3,051
     6.500% due 02/28/2002                              1,710              1,731
     8.000% due 06/15/2002                                150                155
     4.514% due 08/01/2002 (d)                         56,000             55,741
     6.550% due 09/10/2002                              4,000              4,116
     7.750% due 11/15/2002                              5,730              5,987
     6.000% due 01/14/2003                              1,100              1,127
     7.500% due 01/15/2003                                250                261
     4.476% due 02/03/2003 (d)                         40,000             39,610
     3.720% due 02/13/2003 (d)                        286,185            282,728
     3.340% due 03/17/2003 (d)                         48,800             48,179
     5.518% due 04/17/2003 (d)                         64,600             64,258
     6.125% due 04/28/2003                             26,130             26,816
     3.733% due 06/02/2003 (d)                         72,500             71,739
     3.255% due 06/20/2003 (d)                         20,400             20,156
     3.303% due 06/23/2003 (d)                        147,150            145,841
     6.625% due 06/30/2003                                775                804
     3.773% due 11/24/2003 (d)                         47,000             46,339
     5.750% due 02/23/2004                              2,516              2,574
     4.320% due 03/08/2004 (d)                         93,400             93,101
     3.950% due 04/26/2004 (d)                         63,000             61,877
     3.748% due 05/21/2004 (d)                         37,200             36,476
     3.663% due 06/02/2004 (d)                          1,500              1,471
     7.500% due 06/15/2004                                100                107
     4.471% due 06/21/2004 (d)                        160,000            157,644
     6.700% due 07/16/2004                             92,905             96,635
     4.110% due 07/19/2004 (d)                        174,500            171,432
     8.250% due 02/23/2005                              2,500              2,721
     7.500% due 03/15/2005                             17,000             18,067
     4.528% due 04/28/2005 (d)                         58,000             56,153
     3.041% due 06/30/2005 (d)                         65,000             63,463
     5.219% due 07/18/2005 (d)                        230,800            225,259
     7.600% due 08/01/2005                              5,000              5,312
     6.375% due 12/15/2005                                100                102
     6.875% due 02/01/2006                                190                196
     7.200% due 06/15/2007                                 25                 26
     5.800% due 01/12/2009                                155                146
General Electric Capital Corp.
     5.500% due 11/01/2001                                 50                 50
     5.650% due 03/31/2003                                125                129
     6.210% due 12/09/2005                                400                431
     7.875% due 12/01/2006                                 30                 34
General Motors Acceptance Corp.
     6.375% due 12/01/2001                                765                769
     5.500% due 12/15/2001                             10,639             10,664
     9.625% due 12/15/2001                              5,650              5,721
     6.625% due 01/10/2002                                500                504
     6.750% due 02/07/2002                              1,590              1,609
     7.750% due 03/25/2002                                125                128
     6.250% due 08/15/2002                                100                103
     7.000% due 09/15/2002                                250                258
     6.625% due 10/01/2002                              5,000              5,132
     3.695% due 11/12/2002 (d)                         10,200             10,128
     3.720% due 12/09/2002 (d)                         64,050             63,510
     6.750% due 12/10/2002                                500                518
     6.200% due 12/15/2002                                500                515
     5.480% due 12/16/2002                                150                153
     6.000% due 01/15/2003                                990              1,015
     5.875% due 01/22/2003                            115,500            118,332
     3.749% due 02/14/2003 (d)                         12,600             12,444
     3.670% due 03/10/2003 (d)                          7,000              6,912
     6.750% due 03/15/2003                             49,725             51,537
     7.125% due 05/01/2003                             36,000             37,652
     4.060% due 05/16/2003 (d)                        105,575            104,740
     4.529% due 07/20/2003 (d)                         12,950             12,950
     5.924% due 07/21/2003 (d)                         33,900             33,336
     3.986% due 08/04/2003 (d)                        209,695            206,875
     3.661% due 08/18/2003 (d)                        133,390            131,402
     5.550% due 09/15/2003                             32,000             32,622
     6.625% due 10/20/2003                              2,000              2,079
     5.750% due 11/10/2003                              1,100              1,127
     4.480% due 01/20/2004 (d)                        399,042            394,447
     3.453% due 03/22/2004 (d)                        128,600            127,040
     4.070% due 04/05/2004 (d)                         60,600             59,389
     4.338% due 05/10/2004 (d)                        149,100            146,598
     4.260% due 05/17/2004 (d)                         36,300             35,687
     4.280% due 05/28/2004 (d)                         73,000             72,939
     6.850% due 06/17/2004                              1,200              1,254
     4.190% due 07/20/2004 (d)                          6,100              5,968
     4.060% due 07/21/2004 (d)                         69,600             67,672
     4.105% due 07/30/2004 (d)                         50,200             49,081
     5.163% due 09/20/2004 (d)                         19,864             19,839
     6.650% due 11/17/2005                                500                514
     6.750% due 01/15/2006                                440                453
     6.150% due 04/05/2007                                150                149
     8.950% due 07/02/2009                             14,961             16,320
Golden State Holdings
     5.314% due 08/01/2003 (d)                            500                492
Goldman Sachs Group, Inc.
     4.990% due 01/17/2003 (d)                         72,000             72,071
     6.625% due 12/01/2004                                275                293
     7.625% due 08/17/2005                             23,000             25,139
     6.110% due 02/09/2009 (d)                         10,000             10,052
     6.500% due 02/25/2009                                140                143
Great Western Finance Trust II
     8.206% due 02/01/2027                                150                152

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 61

Total Return Fund
September 30, 2001 (Unaudited)

                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)

Halyard RE
    10.376% due 04/05/2002 (d)                       $  1,800         $  1,803
Hanvit Bank
    12.750% due 03/01/2010                                 36               38
Hartford Life, Inc.
     6.900% due 06/15/2004                                600              639
Heller Financial, Inc.
     4.740% due 10/22/2001 (d)                         35,900           35,927
     6.500% due 11/01/2001                                250              251
     5.170% due 11/09/2001 (d)                          6,700            6,713
     4.090% due 03/13/2002 (d)                         43,500           43,590
     5.889% due 04/22/2002 (d)                          2,100            2,102
     4.540% due 04/26/2002 (d)                         12,000           12,008
     4.469% due 05/07/2002 (d)                         25,700           25,747
     3.765% due 05/13/2002 (d)                         10,000           10,006
     7.000% due 05/15/2002                              3,300            3,381
     6.500% due 07/22/2002                                140              144
     4.084% due 07/24/2002 (d)                         16,200           16,256
     4.689% due 08/01/2002 (d)                         35,000           35,126
     3.935% due 04/28/2003 (d)                         26,000           26,010
     3.965% due 04/28/2003 (d)                         53,500           53,581
Hertz Corp.
     7.000% due 07/15/2003                             13,300           13,849
Hitachi Credit America
     3.858% due 10/15/2003 (d)                         11,500           11,505
Household Bank
     4.571% due 10/22/2003 (d)                         18,000           17,855
Household Capital Trust III
     5.253% due 06/26/2004 (d)                         23,925           23,528
Household Finance Corp.
     4.464% due 11/01/2001 (d)                          4,500            4,504
     4.424% due 05/07/2002 (d)                         43,450           43,452
     7.080% due 06/03/2002                             15,000           15,424
     5.875% due 11/01/2002                                200              205
     6.125% due 02/27/2003                                500              514
     2.863% due 06/24/2003 (d)                         32,900           32,970
     4.420% due 05/28/2004 (d)                        293,900          294,177
Household Netherlands BV
     6.125% due 03/01/2003                             18,100           18,680
HSBC Capital Funding LP
     9.547% due 12/31/2049                             76,400           89,238
   10.176% due 12/31/2049                              46,160           54,103
Industrial Bank of Korea
     7.100% due 10/15/2001                              3,290            3,294
Inter-American Development Bank
     5.375% due 01/18/2006                            131,000          136,373
     8.875% due 06/01/2009                                200              245
     7.375% due 01/15/2010                              4,200            4,839
International Bank for Reconstruction & Development
     7.000% due 01/27/2005                              1,000            1,096
International Lease Finance Corp.
     5.930% due 07/15/2003                             14,000           14,593
J.P. Morgan & Co., Inc.
     6.700% due 11/01/2007                                 30               32
     6.698% due 02/15/2012 (d)                            600              585
JET Equipment Trust
    10.000% due 06/15/2012                                 80               88
    10.690% due 05/01/2015                                100              124
John Hancock
     7.375% due 02/15/2024                                360              362
Juno RE Ltd.
     7.930% due 06/26/2002 (d)                         27,750           27,706
KBC Bank Fund Trust III
     9.860% due 11/02/2049 (d)                          5,700            6,587
Kern River Funding Corp.
     6.720% due 09/30/2001                              1,125            1,125
Key Bank USA NA
     7.550% due 09/15/2006                                350              383
Kimco Realty Corp.
     6.500% due 10/01/2003                                200              208
Korea Development Bank
     7.900% due 02/01/2002                                300              304
     8.600% due 03/25/2002                              6,600            6,781
     7.625% due 10/01/2002                                300              312
     6.500% due 11/15/2002                                440              454
     6.625% due 11/21/2003                              2,000            2,089
     6.750% due 12/01/2005                                 55               57
     7.250% due 05/15/2006                                 50               53
LB Rheinland - PFALZ
     6.875% due 02/23/2028                              3,400            3,383
Lehman Brothers Holdings, Inc.
     4.305% due 01/30/2002 (d)                          2,200            2,203
     4.370% due 03/18/2002 (d)                         10,000           10,016
     6.375% due 05/07/2002                             61,290           62,597
     8.750% due 05/15/2002                                219              226
     4.290% due 06/03/2002 (d)                            600              601
     7.125% due 07/15/2002                                100              103
     4.380% due 08/12/2002 (d)                          6,500            6,490
     4.826% due 08/28/2002 (d)                          6,500            6,540
     4.290% due 09/03/2002 (d)                         14,000           14,021
     4.466% due 12/12/2002 (d)                         60,100           60,386
     4.220% due 04/04/2003 (d)                        132,550          132,794
     4.220% due 07/06/2004 (d)                        105,751          105,822
     7.625% due 06/01/2006                                350              384
     8.250% due 06/15/2007                                 70               78
LG&E Capital Corp.
     6.205% due 05/01/2004                              1,000            1,032
     6.460% due 01/15/2008                              3,000            3,004
Liberty Mutual Insurance
     8.200% due 05/04/2007                             17,510           18,666
Limestone Electron Trust
     8.625% due 03/15/2003                             71,350           74,795
Lion Connecticut Holdings
     6.375% due 08/15/2003                                200              208
     7.250% due 08/15/2023                                 50               51
Lloyds TSB Bank PLC
     4.456% due 08/25/2010 (d)                          3,000            3,018
MBNA America Bank NA
     4.634% due 04/25/2002 (d)                          1,000              999
MCN Investment Corp.
     7.120% due 01/16/2004                              7,500            7,811
Merrill Lynch & Co.
     8.000% due 02/01/2002                                400              407
     7.375% due 08/17/2002                                300              311
     8.300% due 11/01/2002                                700              739
     6.000% due 02/12/2003                                500              518
     6.875% due 03/01/2003                                140              147
     2.753% due 06/24/2003 (d)                         32,000           32,008
     3.959% due 08/01/2003 (d)                         22,000           22,067
     3.936% due 08/04/2003 (d)                         29,000           29,089
     8.770% due 05/21/2004 (d)                        117,285          117,495
     6.550% due 08/01/2004                                400              427
     7.000% due 04/27/2008                                100              107
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                              6,800            7,102
MIC Financing Trust I
     8.375% due 02/01/2027                             36,000           33,342
Monumental Global Funding II
     5.106% due 09/26/2003 (d)                         58,500           58,511
Morgan Stanley Group, Inc.
     3.548% due 03/11/2003 (d)                         11,500           11,512
     6.375% due 12/15/2003                                150              157
     5.625% due 01/20/2004                              1,200            1,242
Morgan Stanley, Dean Witter & Co.
     4.910% due 04/15/2002 (d)                            550              551
     3.850% due 05/05/2003 (d)                         43,000           43,033
     3.906% due 08/07/2003 (d)                        143,400          143,626
     4.660% due 04/22/2004 (d)                        112,700          113,124
     3.889% due 05/14/2004 (d)                        179,200          179,272
Nacional Financiera
     9.750% due 03/12/2002                             10,000           10,238
     5.464% due 05/08/2003 (d)                         17,680           17,680
National Rural Utilities Cooperative Finance Corp.
     3.700% due 05/31/2002 (d)                         37,000           37,020
     6.250% due 04/15/2003                             50,000           51,743
National Westminster Bank PLC
     3.650% due 09/16/2002 (d)                         12,275           12,306
     9.375% due 11/15/2003                                200              222

62 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                   Principal
                                                      Amount               Value
                                                      (000s)              (000s)

Newcourt Credit Group, Inc.
     6.875% due 02/16/2005                       $     7,500         $     7,877
Noble Affiliates, Inc.
     8.950% due 12/15/2004                            11,500              12,143
Nordbanken AB
     8.950% due 11/29/2049                             4,000               4,506
Nordstom Credit, Inc.
     7.250% due 04/30/2002                             1,000               1,026
Northern Rock PLC
     8.000% due 12/31/2049                               260               5,980
Old Kent Bank
     4.429% due 11/01/2005 (d)                         3,400               3,397
     7.750% due 08/15/2010                            19,500              20,977
Osprey Trust
     8.310% due 01/15/2003                            76,155              79,296
Pacific Life Insurance Co.
     7.900% due 12/30/2023                             8,000               8,338
Paine Webber Group, Inc.
     3.480% due 05/20/2002 (d)                         1,000               1,001
     5.320% due 07/15/2002 (d)                           200                 201
Parker Retirement Savings Plan
     6.340% due 07/15/2008                               741                 766
PDVSA Finance Ltd.
     7.400% due 08/15/2016                             1,200               1,128
Pemex Finance Ltd.
     6.125% due 11/15/2003                            15,000              15,305
PNC Funding Corp.
     6.875% due 03/01/2003                               100                 105
     7.000% due 09/01/2004                            20,000              21,465
PNC Institutional Capital Trust
     7.950% due 12/15/2026                               150                 153
Popular, Inc.
     6.540% due 11/06/2001                            18,705              18,770
     6.625% due 01/15/2004                            19,500              20,304
Premium Asset Trust
     4.381% due 11/27/2004 (d)                        48,900              49,035
     5.110% due 10/06/2005 (d)                           300                 300
Prime Property Funding II
     7.000% due 08/15/2004                               110                 115
Protective Life Funding Trust
     5.159% due 01/17/2003 (d)                         2,000               2,007
Prudential Funding Corp.
     6.375% due 07/23/2006                               100                 104
     6.625% due 04/01/2009                            17,000              16,699
PS Colorado Credit Corp.
     4.175% due 05/30/2002 (d)                         3,400               3,406
PSEG Capital Corp.
     6.740% due 10/23/2001                             1,400               1,403
Reliance Group Holdings, Inc.
     9.750% due 11/15/2003 (e)                        10,000                 350
     9.000% due 11/15/2049 (e)                        19,000                 760
Reliant Energy Financial Co.
     4.156% due 12/10/2001 (d)                        53,100              53,191
Residential Reinsurance
     8.510% due 06/01/2004                            88,200              88,200
Rothmans Holdings
     6.500% due 05/06/2003                            16,390              16,921
Royal & Sun Alliance Insurance Group PLC
     8.950% due 10/15/2029                               270                 269
Royal Bank of Scotland Group PLC
     8.817% due 03/31/2049                            41,600              46,154
     9.118% due 03/31/2049                            66,400              76,451
Salomon, Inc.
     7.000% due 03/04/2002                            18,850              19,191
     6.750% due 02/15/2003                               450                 471
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (j)                        30,556              30,714
     6.625% due 07/01/2002                                55                  56
     6.125% due 01/15/2003                               290                 301
     3.815% due 02/11/2003 (d)                        44,200              44,292
     3.955% due 04/28/2003 (d)                        28,000              28,043
     4.760% due 01/22/2004                            10,000              10,000
     7.000% due 03/15/2004                               100                 107
     3.980% due 05/04/2004 (d)                        10,020              10,036
     3.859% due 05/21/2004                            48,000              48,084
Sears Roebuck Acceptance Corp.
     6.600% due 10/09/2001                            17,000              17,011
     6.360% due 12/04/2001                               290                 292
     6.120% due 12/13/2001                               260                 261
     6.950% due 05/15/2002                             4,100               4,183
     6.000% due 03/20/2003                           149,750             153,916
     7.260% due 04/21/2003                             3,000               3,135
     7.140% due 05/02/2003                             5,000               5,219
     6.560% due 11/20/2003                             1,178               1,229
Seismic Ltd.
     8.336% due 01/01/2002 (d)                        32,500              32,450
Simon Property Group, Inc.
     9.000% due 03/15/2002                             2,000               2,043
Socgen Real Estate LLC
     7.640% due 12/29/2049                            20,000              21,091
Spieker Properties, Inc.
     6.800% due 12/15/2001                             5,500               5,534
     6.950% due 12/15/2002                             1,600               1,656
     6.800% due 05/01/2004                             1,000               1,047
Steers
     8.049% due 08/07/2002 (d)                        20,000              20,388
Sun Life of Canada (U.S.)
     8.526% due 05/29/2049                               250                 257
Textron Financial Corp.
     4.610% due 10/26/2001 (d)                        11,200              11,209
     4.406% due 05/28/2002 (d)                        51,900              51,972
     5.060% due 09/17/2002 (d)                         2,000               2,004
The Money Store, Inc.
     8.050% due 04/15/2002                               300                 308
     7.300% due 12/01/2002                               100                 105
Toyota Motor Credit Corp.
     7.586% due 02/15/2002 (d)                        40,000              40,158
Transamerica Finance Corp.
     6.125% due 11/01/2001                            29,000              29,048
     3.406% due 12/14/2001 (d)                        64,300              64,386
     5.920% due 03/29/2002                            52,050              52,798
     7.250% due 08/15/2002                            86,195              89,249
     7.500% due 03/15/2004                               270                 290
Trinom Ltd.
     7.150% due 06/18/2004 (d)                        48,700              48,700
U.S. Bancorp
     4.180% due 03/06/2003                               600                 603
     6.500% due 06/15/2004                               600                 633
US Bank National Association
     5.700% due 12/15/2008                               370                 371
Wachovia Corp.
     6.375% due 04/15/2003                               200                 209
Washington Mutual, Inc.
     4.419% due 05/14/2004 (d)                       138,200             138,470
     4.403% due 05/17/2004 (d)                       191,600             191,985
     8.375% due 06/01/2027                               235                 242
Wells Fargo & Co.
     8.750% due 05/01/2002                               100                 103
     6.500% due 09/03/2002                               100                 103
     6.625% due 07/15/2004                             6,500               6,956
Wells Fargo Financial, Inc.
     6.375% due 07/16/2002                               500                 513
     6.250% due 11/01/2002                               100                 103
     7.000% due 01/15/2003                               380                 398
     6.000% due 02/01/2004                                50                  52
WestDeutsche Landersbank
     6.750% due 06/15/2005                            36,400              38,727
     6.050% due 01/15/2009                           164,600             168,239
Western Capital
     8.796% due 01/07/2003 (d)                        15,600              15,600
                                                                     -----------
                                                                      10,207,627
                                                                     -----------
Industrials 6.7%
Adelphia Communications Corp.
     8.375% due 02/01/2008                                25                  21
     7.875% due 05/01/2009                                25                  20
AdvancePCS
     8.500% due 04/01/2008                                25                  25
AIC Corp.
     3.940% due 10/02/2002 (d)                        17,000              16,981

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report  63

Total Return Fund
September 30, 2001 (Unaudited)

                                                      Principal
                                                         Amount            Value
                                                         (000s)           (000s)

Air Products & Chemicals, Inc.
     6.250% due 06/15/2003                             $  2,500         $  2,584
Akzo Nobel, Inc.
     6.000% due 11/15/2003                               32,000           33,136
Albertson's, Inc.
     6.550% due 08/01/2004                                  240              252
Allied Waste Industries, Inc.
     6.100% due 01/15/2003                                6,000            6,003
     7.375% due 01/01/2004                               18,925           18,736
     7.625% due 01/01/2006                                   25               25
AMERCO
     7.230% due 01/21/2027                                1,250            1,254
America West Airlines, Inc.
     6.870% due 07/02/2018                                1,776            1,524
American Airlines, Inc.
    10.210% due 01/01/2010                                6,500            6,767
    10.610% due 03/04/2011                                1,895            2,024
     6.978% due 04/01/2011                               40,200           40,527
     7.858% due 10/01/2011                               78,700           79,409
American Standard Cos., Inc.
     7.375% due 02/01/2008                                   25               25
Amkor Technology, Inc.
     9.250% due 05/01/2006                                   25               20
Amoco Corp.
     6.250% due 10/15/2004                                1,000            1,063
AMR Corp.
     9.125% due 10/24/2001                                  750              752
     9.130% due 10/25/2001                                2,000            2,005
     8.470% due 02/20/2002                                2,000            1,994
     8.500% due 02/26/2002                                1,000              997
Anheuser-Busch Companies, Inc.
     6.750% due 08/01/2003                                  500              534
AT&T Corp.
     8.250% due 01/15/2003                               43,125           45,390
Atlas Air, Inc.
     7.540% due 04/04/2003 (d)                           22,700           22,700
     8.540% due 04/04/2003 (d)                            3,000            3,000
Avis Group Holdings, Inc.
   11.000% due 05/01/2009                                    25               26
Baxter International, Inc.
     9.500% due 06/15/2008                                  200              240
Bayer Corp.
     6.500% due 10/01/2002                                  250              258
Boeing Co.
     6.350% due 06/15/2003                                  750              781
Buckeye Technologies, Inc.
     8.000% due 10/15/2010                                   25               22
Building Materials Corp.
     8.000% due 10/15/2007                                   15               10
Campbell Soup Co.
     4.750% due 10/01/2003                                  700              711
Canadian National Railway Co.
     6.375% due 10/15/2011                                4,500            4,532
Cargill, Inc.
     4.900% due 01/14/2002 (d)                            3,000            3,001
Cemex SA de CV
     9.250% due 06/17/2002                                5,100            5,279
     8.625% due 07/18/2003                               48,250           50,301
Charter Communications Holdings LLC
     8.250% due 04/01/2007                                   25               23
Clear Channel Communications, Inc.
     3.700% due 06/15/2002 (d)                           20,000           20,065
Coastal Corp.
     3.913% due 03/06/2002 (d)                          149,350          149,586
     8.125% due 09/15/2002                                  250              260
     4.914% due 07/21/2003 (d)                            7,700            7,726
Coca-Cola Enterprises, Inc.
     7.875% due 02/01/2002                                  100              101
     6.000% due 07/15/2003                                  250              261
     5.750% due 11/01/2008                                  100              102
Colgate-Palmolive Co.
     6.000% due 08/15/2003                                   45               47
Comcast Cable Communications
     8.375% due 05/01/2007                                  145              162
ConAgra Foods, Inc.
     4.220% due 09/10/2003 (d)                           20,500           20,538
Continental Airlines, Inc.
     6.410% due 04/15/2007                                  325              325
     6.800% due 07/02/2007                                   25               24
     6.954% due 02/02/2011                               12,918           12,233
     6.900% due 01/02/2018                                1,452            1,336
Cox Communications, Inc.
     4.999% due 11/07/2002 (d)                           16,000           16,072
Cox Enterprises, Inc.
     6.625% due 06/14/2002                                7,250            7,372
     4.579% due 05/01/2033 (d)                            1,100            1,108
Crown Castle International Corp.
    13.250% due 11/15/2007                                   25               20
CSC Holdings, Inc.
     8.125% due 07/15/2009                                   25               26
CSX Corp.
     4.339% due 06/24/2002 (d)                           32,100           32,122
     7.900% due 05/01/2017                                  295              327
DaimlerChrysler North America Holding Corp.
     3.885% due 01/18/2002 (d)                           41,000           40,998
     7.125% due 03/01/2002                               46,500           47,126
     3.830% due 03/22/2002 (d)                            5,000            4,983
     3.798% due 08/23/2002 (d)                           37,710           37,726
     3.270% due 09/16/2002 (d)                           23,350           23,213
     3.920% due 12/16/2002 (d)                           99,100           99,660
     7.750% due 05/27/2003                               45,000           47,343
     4.200% due 08/01/2003 (d)                            5,700            5,649
     4.270% due 08/21/2003 (d)                           18,000           17,716
     3.880% due 08/16/2004 (d)                           76,600           75,125
Delta Air Lines Equipment Trust
     9.230% due 07/02/2002                                  715              736
    10.500% due 01/02/2007                                6,627            7,869
    10.370% due 01/02/2007                                9,629           10,016
    10.570% due 01/02/2007                               15,881           16,231
     9.550% due 01/02/2008                                7,773            7,928
    10.430% due 01/02/2011                                3,755            3,430
    10.140% due 08/14/2012                                1,000              869
    10.000% due 06/05/2013                               10,828            9,483
Delta Air Lines, Inc.
     6.650% due 03/15/2004                               13,500           11,935
     7.379% due 05/18/2010                                9,794           10,147
     7.570% due 05/18/2012                               10,000           10,191
     9.200% due 09/23/2014                                6,000            4,986
    10.500% due 04/30/2016                                6,050            6,179
Duty Free International, Inc.
     7.000% due 01/15/2004                                  175              182
Eastman Chemical Co.
     6.375% due 01/15/2004                                5,750            5,894
Echostar Communications Corp.
     9.375% due 02/01/2009                                   25               25
Electric Lightwave, Inc.
     6.050% due 05/15/2004                               10,700           10,405
Eli Lilly & Co.
     8.125% due 12/01/2001                                  500              504
     6.250% due 03/15/2003                                  100              104
Elizabeth Arden, Inc.
    11.750% due 02/01/2011                                   25               24
Enron Corp.
     6.450% due 11/15/2001                                5,275            5,294
     8.000% due 08/15/2005                                3,200            3,311
Federal Express Corp.
     6.845% due 01/15/2019                                  805              761
Ferrellgas Partners LP
     9.375% due 06/15/2006                                   25               25
Fisher Scientific International
     7.125% due 12/15/2005                                   50               49
Flag Ltd.
     8.250% due 01/30/2008                                   25               16
Ford Capital BV
     9.500% due 06/01/2010                                  200              229
Ford Motor Co.
     7.450% due 07/16/2031                                  295              279
Forest Oil Corp.
     8.000% due 06/15/2008                                   25               25

64 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                   Principal
                                                      Amount               Value
                                                      (000s)              (000s)

Fortune Brands, Inc.
     8.500% due 10/01/2003                          $    500            $    542
Fox Family Worldwide, Inc.
     9.250% due 11/01/2007                                25                  26
Fox/Liberty Networks LLC
     0.000% due 08/15/2007                                50                  48
Fred Meyer, Inc.
     7.375% due 03/01/2005                            38,100              40,830
General Motors Corp.
     6.250% due 05/01/2005                               300                 307
Gillette Co.
     6.250% due 08/15/2003                               750                 787
     5.750% due 10/15/2005                             1,500               1,546
Global Crossing Holding Ltd.
     9.125% due 11/15/2006                                25                  11
Grupo Industrial Durango SA
   12.625% due 08/01/2003                                 17                  17
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                             5,000               4,988
HCA - The Healthcare Co.
     8.020% due 08/05/2002                             9,000               9,320
     4.610% due 09/19/2002 (d)                       190,500             190,743
     8.130% due 08/04/2003                             7,300               7,665
     6.910% due 06/15/2005                             9,500               9,575
     7.250% due 05/20/2008                             1,450               1,438
     6.630% due 07/15/2045                            10,000              10,269
     6.730% due 07/15/2045                            22,560              23,177
HEALTHSOUTH Corp.
     6.875% due 06/15/2005                             1,500               1,476
    10.750% due 10/01/2008                                25                  27
Heinz (H.J.) Co.
     6.875% due 01/15/2003                               100                 104
Hilton Hotels Corp.
     7.375% due 06/01/2002                             1,000               1,007
HMH Properties, Inc.
     7.875% due 08/01/2008                                25                  21
HNA Holdings, Inc.
     6.125% due 02/01/2004                               200                 208
Honeywell, Inc.
     6.750% due 03/15/2002                               250                 254
Houghton Mifflin Co.
     5.990% due 12/03/2001                             3,000               3,011
IBM Corp.
     7.250% due 11/01/2002                               625                 651
     7.875% due 12/01/2005                                25                   7
     4.875% due 10/01/2006                            15,000              14,929
ICI Wilmington, Inc.
     6.750% due 09/15/2002                            10,000              10,215
IMEXSA Export Trust
    10.125% due 05/31/2003                             5,676               5,610
Imperial Tobacco Overseas BV
     7.125% due 04/01/2009                            21,785              22,683
International Game Technology
     7.875% due 05/15/2004                            14,525              14,598
International Paper Co.
     4.620% due 07/08/2002 (d)                        50,200              50,264
Jack In The Box, Inc.
     8.375% due 04/15/2008                                25                  25
Kerr-McGee Corp.
     3.341% due 06/28/2004 (d)                        85,100              84,901
     6.875% due 09/15/2011                            10,000               9,962
     7.875% due 09/15/2031                            25,000              25,136
Kinder Morgan, Inc.
     6.450% due 11/30/2001                            10,000              10,044
Kmart Corp.
     9.875% due 06/15/2008                                25                  23
Kroger Co.
     7.150% due 03/01/2003                            13,000              13,616
     4.310% due 08/16/2012 (d)                        97,600              97,726
Mandalay Resort Group
     6.750% due 07/15/2003                             4,500               4,095
     9.250% due 12/01/2005                                25                  23
Martin Marietta Corp.
     6.500% due 04/15/2003                                50                  52
Mazda Manufacturing Corp.
    10.500% due 07/01/2008                             1,980               2,577
McLeodUSA, Inc.
     0.000% due 03/01/2007                                25                   8
Mediacom Capital Corp.
     8.500% due 04/15/2008                                25                  24
Meristar Hospitality Corp.
     9.125% due 01/15/2011                                25                  20
MGM Grand, Inc.
     9.750% due 06/01/2007                                25                  25
Mohegan Tribal Gaming Authority
     8.125% due 01/01/2006                                25                  25
Nabisco, Inc.
     6.700% due 06/15/2002                             9,000               9,181
     6.125% due 02/01/2033                            15,000              15,398
News America Holdings, Inc.
     8.625% due 02/01/2003                               750                 791
Nextel Communications, Inc.
     9.375% due 11/15/2009                                25                  16
Norfolk Southern Corp.
     6.950% due 05/01/2002                            12,000              12,247
     7.875% due 02/15/2004                                50                  54
Northwest Airlines, Inc.
     8.970% due 01/02/2015                             1,568               1,554
     8.072% due 10/01/2019                               398                 410
Occidental Petroleum Corp.
     8.500% due 11/09/2001                             2,500               2,510
     6.400% due 04/01/2003                            17,710              18,275
Owens-Illinois, Inc.
     7.350% due 05/15/2008                                25                  19
Park Place Entertainment Corp.
     7.950% due 08/01/2003                            18,500              18,779
Petroleos Mexicanos
     7.185% due 07/15/2005 (d)                        32,250              32,371
     6.906% due 07/15/2005 (d)                        94,500              94,854
     8.850% due 09/15/2007                             1,800               1,850
     9.375% due 12/02/2008                            39,650              41,434
     9.500% due 09/15/2027                            31,000              32,938
Philip Morris Cos., Inc.
     7.500% due 01/15/2002                                50                  51
     7.625% due 05/15/2002                             8,300               8,493
     6.800% due 12/01/2003                            48,345              50,881
     7.000% due 07/15/2005                            15,125              16,062
     6.950% due 06/01/2006                             9,540              10,144
     7.200% due 02/01/2007                            34,000              36,443
Pioneer National Resources Co.
     9.625% due 04/01/2010                                50                  54
Premium Asset Trust
     3.895% due 09/08/2007 (d)                        25,000              25,000
Procter & Gamble Co.
     5.250% due 09/15/2003                            35,900              37,111
Qwest Corp.
     4.270% due 07/08/2002 (d)                        21,100              21,129
     7.000% due 08/03/2009                               375                 376
Racers
     3.713% due 03/03/2003 (d)                       282,400             282,985
     4.960% due 04/01/2003 (d)                        20,000              20,000
     5.560% due 04/28/2003 (d)                        45,000              46,103
     3.800% due 09/15/2005 (d)                        15,000              15,000
Raytheon Co.
     4.630% due 03/01/2002 (d)                         8,650               8,654
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                            13,400              13,717
Safeway, Inc.
     5.875% due 11/15/2001                            43,060              43,195
     7.000% due 09/15/2002                            16,125              16,544
     6.850% due 09/15/2004                               250                 267
Saks, Inc.
     8.250% due 11/15/2008                                25                  18
Sara Lee Corp.
     6.300% due 11/07/2005                               500                 517
SCL Terminal Aereo Santiago
     6.950% due 07/01/2012                             5,000               5,119
Scotia Pacific Co. LLC
     7.710% due 01/20/2014                               305                 246

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 65

Total Return Fund
September 30, 2001 (Unaudited)

                                                   Principal
                                                      Amount               Value
                                                      (000s)              (000s)

Scotts Co.
     8.625% due 01/15/2009                        $       25          $       25
Sears, Roebuck & Co.
     8.390% due 02/14/2002                               240                 244
     6.250% due 01/15/2004                               300                 310
SmithKline Beecham Corp.
     7.375% due 04/15/2005                               150                 164
SR Wind Ltd.
     8.888% due 05/18/2005 (d)                        12,000              11,960
     9.388% due 05/18/2005 (d)                        13,000              13,133
Stater Brothers Holdings
    10.750% due 08/15/2006                                25                  25
Station Casinos, Inc.
     8.875% due 12/01/2008                                25                  22
Sun Microsystems, Inc.
     7.000% due 08/15/2002                               200                 204
Systems 2001 Asset Trust
     7.156% due 12/15/2011                            29,910              31,154
TCI Communications, Inc.
     3.750% due 04/03/2002 (d)                        19,300              19,357
     3.810% due 03/11/2003 (d)                         5,000               5,031
     6.375% due 05/01/2003                             3,280               3,389
     8.650% due 09/15/2004                               625                 691
     8.000% due 08/01/2005                               450                 492
Teleglobe, Inc.
     7.200% due 07/20/2009                               410                 420
     7.700% due 07/20/2009                               255                 249
Telewest Communications PLC
     9.250% due 04/15/2009                                50                  18
Tenet Healthcare Corp.
     7.875% due 01/15/2003                            10,300              10,712
     8.625% due 12/01/2003                             6,200               6,634
     8.125% due 12/01/2008                                25                  27
Texaco Capital, Inc.
     8.500% due 02/15/2003                               700                 751
     6.000% due 06/15/2005                               400                 419
Textron, Inc.
     6.750% due 09/15/2002                               225                 231
Time Warner, Inc.
     6.100% due 12/30/2001                            45,875              46,115
     9.625% due 05/01/2002                            22,550              23,299
     7.975% due 08/15/2004                            15,032              16,474
    10.150% due 05/01/2012                               200                 253
Times Mirror Co.
     6.650% due 10/15/2001                               300                 300
Triad Hospitals, Inc.
    11.000% due 05/15/2009                                25                  27
TRW, Inc.
     6.625% due 06/01/2004                             8,925               9,188
Tyco International Group SA
     6.875% due 09/05/2002                             3,175               3,255
     6.125% due 11/01/2008                               305                 308
Union Pacific Corp.
     5.780% due 10/15/2001                             5,000               5,003
     7.875% due 02/15/2002                            14,055              14,273
     5.426% due 07/01/2002 (d)                        25,500              25,540
     6.930% due 06/01/2003                             1,000               1,046
     6.120% due 02/01/2004                               250                 250
Unisys Corp.
     9.210% due 01/21/2017                             2,000               2,080
United Air Lines, Inc.
     3.683% due 12/02/2002 (d)                        16,619              16,687
     9.200% due 03/22/2008                             3,690               3,566
     6.932% due 09/01/2011 (d)                        10,500               9,917
    10.360% due 11/13/2012                             7,000               6,731
    10.020% due 03/22/2014                             6,925               7,067
    10.850% due 07/05/2014                            34,111              33,144
    10.850% due 02/19/2015                             2,100               2,155
    10.125% due 03/22/2015                            14,300              14,699
     9.060% due 06/17/2015                             5,000               5,170
United Technologies Corp.
     7.125% due 11/15/2010                               450                 482
UnumProvident Corp.
     7.625% due 03/01/2011                               355                 374
US Airways, Inc.
     6.850% due 01/30/2018                               141                 129
UST, Inc.
     7.250% due 06/01/2009                            15,000              15,034
Viacom, Inc.
     8.375% due 06/15/2002                             2,800               2,895
     6.625% due 05/15/2011                             4,500               4,627
VoiceStream Wireless Corp.
     10.375% due 11/15/2009                               25                  28
Wal-Mart Stores, Inc.
     6.750% due 05/24/2002                               170                 174
     6.500% due 06/01/2003                               200                 210
Walt Disney Co.
     5.125% due 12/15/2003                               500                 512
Waste Management, Inc.
     6.625% due 07/15/2002                            13,153              13,309
     6.500% due 12/15/2002                             4,800               4,908
     6.375% due 12/01/2003                               200                 206
     6.500% due 05/15/2004                            94,000              97,272
     7.375% due 08/01/2010                               525                 552
Williams Communications Group, Inc.
     10.700% due 10/01/2007                               25                  11
Winn-Dixie Stores, Inc.
     8.875% due 04/01/2008                                25                  24
Witco Corp.
     6.600% due 04/01/2003                               100                 102
                                                                      ----------
                                                                       3,257,915
                                                                      ----------
Utilities 5.3%
AES Corp.
     9.500% due 06/01/2009                                25                  22
Alabama Power Co.
     5.350% due 11/15/2003                             1,600               1,643
Allegheny Energy Supply
     6.325% due 05/01/2002 (d)                         5,800               5,808
Allete, Inc.
     4.610% due 10/20/2003 (d)                        79,700              79,844
Amerada Hess Corp.
     8.590% due 02/06/2002                            35,000              35,921
American Tower Corp.
     9.375% due 02/01/2009                                25                  24
Arizona Public Service Co.
     4.290% due 11/15/2001 (d)                        14,000              14,017
Ashland, Inc.
     8.450% due 12/05/2001                             3,000               3,029
     4.540% due 03/07/2003 (d)                           300                 300
AT&T Canada, Inc.
     0.000% due 11/01/2007                            11,000               3,848
     0.000% due 06/15/2008                             6,030               2,051
AT&T Corp.
     7.125% due 01/15/2002                               275                 277
Azurix Corp.
    10.375% due 02/15/2007                                25                  25
Baltimore Gas & Electric
     6.125% due 07/01/2003                               150                 156
Bell Atlantic Maryland, Inc.
     8.000% due 10/15/2029                             1,125               1,254
Bell Atlantic Virginia, Inc.
     5.625% due 03/01/2007                               500                 498
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                            10,000              10,195
     6.250% due 05/15/2003                               100                 104
British Telecom PLC
     4.445% due 12/15/2003 (d)                       203,860             207,941
     7.625% due 12/15/2005                             6,800               7,357
     8.125% due 12/15/2010                            83,000              92,137
BRL Universal Equipment
     8.875% due 02/15/2008                                25                  25
Calpine Corp.
     7.750% due 04/15/2009                                50                  47
CE Electric Funding
     6.853% due 12/30/2004                               250                 258
Central Maine Power Co.
     7.430% due 08/25/2003                            13,000              13,715
Central Power & Light Co.
   4.676% due 11/23/2001 (d)                          18,100              18,125

66 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                    Principal
                                                       Amount              Value
                                                       (000s)             (000s)

Chesapeake Energy Corp.
     8.125% due 04/01/2011                           $     25           $     24
Cleveland Electric Illuminating Co.
     9.500% due 05/15/2005                             33,000             34,017
CMS Energy Corp.
     8.375% due 07/01/2003                             15,000             15,518
     7.000% due 01/15/2005                             41,325             41,368
     7.500% due 01/15/2009                                 25                 24
Cogentrix Energy, Inc.
     8.750% due 10/15/2008                                 25                 27
Columbia Energy Group
     6.610% due 11/28/2002                              5,000              5,157
Columbus Southern Power Co.
     6.850% due 10/03/2005                             10,000             10,464
Commonwealth Edison Co.
     3.091% due 09/30/2002 (d)                         10,900             10,911
     6.625% due 07/15/2003                              1,000              1,048
     7.145% due 09/30/2003 (d)                         22,700             22,708
     9.875% due 06/15/2020                             11,700             13,415
Conectiv, Inc.
     4.210% due 06/13/2002 (d)                         25,000             25,040
Consolidated Edison, Inc.
     6.625% due 02/01/2002                                100                101
     3.950% due 06/15/2002 (d)                         11,000             11,024
     6.375% due 04/01/2003                              1,000              1,037
Consolidated Natural Gas Co.
     7.250% due 10/01/2004                             43,750             46,998
Constellation Energy Group
     4.270% due 04/04/2003 (d)                         15,000             15,001
CSW Energy, Inc.
     6.875% due 10/01/2001                              2,000              2,000
Detroit Edison Co.
     7.210% due 08/01/2002                              1,000              1,035
     4.360% due 07/15/2028                              5,900              5,900
Deutsche Telekom AG
     7.750% due 06/15/2005                             97,100            103,791
     8.000% due 06/15/2010                             13,000             14,094
     8.250% due 06/15/2030                             50,000             52,962
Dominion Resources, Inc.
     3.800% due 09/16/2002 (d)                         20,000             20,109
     7.600% due 07/15/2003                             35,000             37,186
DTE Energy Co.
     7.110% due 11/15/2038                             90,750             94,283
El Paso Electric Co.
     9.400% due 05/01/2011                              7,455              8,447
El Paso Natural Gas Co.
     7.750% due 01/15/2002                             15,000             15,161
Entergy Arkansas, Inc.
     7.000% due 03/01/2002                              3,580              3,626
     7.720% due 03/01/2003                              1,300              1,363
Entergy Gulf States, Inc.
     4.826% due 09/01/2004 (d)                          6,400              6,406
Entergy Louisiana, Inc.
     5.800% due 03/01/2002                             16,500             16,633
     7.740% due 07/01/2002                                599                601
     8.500% due 06/01/2003                              3,000              3,202
Entergy Mississippi, Inc.
     4.329% due 05/03/2004 (d)                         31,000             31,048
Exelon Corp.
     5.625% due 11/01/2001                             22,350             22,389
Florida Power & Light
     6.875% due 12/01/2005                              4,000              4,307
France Telecom
     5.149% due 03/14/2003 (d)                        145,005            146,627
     3.396% due 07/16/2003 (d)                        138,700            138,787
     7.750% due 03/01/2011                             14,500             15,427
     8.500% due 03/01/2031                             50,000             53,674
Georgia Power Co.
     2.664% due 02/22/2002 (d)                         15,000             15,006
GTE California, Inc.
     5.500% due 01/15/2009                                100                 98
GTE South, Inc.
     7.250% due 08/01/2002                                150                155
Houston Lighting & Power Co.
     8.750% due 03/01/2022                             10,000             10,372
Indiana Bell Telephone Co., Inc.
     5.500% due 04/01/2007                                500                489
Indiana Michigan Power Co.
     4.088% due 09/03/2002 (d)                          7,800              7,818
Indianapolis Power & Light Co.
     7.375% due 08/01/2007                                225                240
Kinder Morgan, Inc.
     6.450% due 03/01/2003                                240                248
Korea Electric Power Corp.
     7.000% due 10/01/2002                                380                389
     6.375% due 12/01/2003                                220                229
LIN Television Corp.
     8.000% due 01/15/2008                                 25                 24
Mirant Corp.
     7.900% due 07/15/2009                                175                181
Nevada Power Co.
     6.200% due 04/15/2004                             20,000             20,014
New England Telephone & Telegraph Co.
     6.250% due 03/15/2003                                 50                 52
     6.375% due 09/01/2008                              1,350              1,345
New York Telephone Co.
     6.250% due 02/15/2004                                150                157
     6.000% due 04/15/2008                                 45                 46
Niagara Mohawk Power Co.
     7.250% due 10/01/2002                             24,783             25,509
     7.375% due 07/01/2003                             39,162             41,063
     7.375% due 08/01/2003                              1,645              1,736
Noram Energy Corp.
     6.375% due 11/01/2003                             22,250             23,270
Nortel Networks Corp.
     6.875% due 10/01/2002                                200                193
NRG Energy, Inc.
     8.000% due 11/01/2003                              6,000              6,369
NRG Northeast Generating LLC
     8.065% due 12/15/2004                                352                367
Nuevo Energy Co.
     8.875% due 06/01/2008                                 25                 25
Ohio Bell Telephone Co.
     5.375% due 03/01/2007                                950                928
Ohio Power Co.
     7.000% due 07/01/2004                             24,000             25,324
Oneok, Inc.
     5.068% due 04/24/2002 (d)                          8,000              8,012
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(e)                      33,700             28,982
     5.875% due 10/01/2005 (e)                            100                 94
     7.250% due 08/01/2026 (e)                         10,000              9,050
Pacific Northwest Bell Telephone
     4.375% due 09/01/2002                                 50                 50
Portland General Electric Co.
     7.660% due 01/14/2002                              5,000              5,064
PP&L, Inc.
     6.550% due 03/01/2006                                500                522
Progress Energy, Inc.
     7.100% due 03/01/2011                                350                375
PSEG Energy Holdings, Inc.
     9.125% due 02/10/2004                                120                128
PSEG Power LLC
     8.625% due 04/15/2031                                210                238
Public Service Co. of Colorado
     6.000% due 04/15/2003                                750                775
Public Service Electric & Gas Co.
     6.125% due 08/01/2002                              1,000              1,018
     6.250% due 01/01/2007                              1,500              1,528
Ras Laffan Liquid Natural Gas
     8.294% due 03/15/2014                                145                153
RCN Corp.
    10.125% due 01/15/2010                                 18                  6
Scana Corp.
     4.150% due 02/08/2002 (d)                         13,900             13,907
     4.420% due 07/15/2002 (d)                         40,900             40,944


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 67

Total Return Fund
September 30, 2001 (Unaudited)

                                                   Principal
                                                      Amount              Value
                                                      (000s)             (000s)

Sierra Pacific Resources
     5.478% due 04/20/2002 (d)                   $     4,500        $     4,458
     5.428% due 04/20/2003 (d)                         4,000              3,877
Southern California Edison Co.
     6.514% due 05/01/2002 (d)                        24,000             20,760
     6.500% due 06/01/2049                               200                170
Sprint Capital Corp.
     3.860% due 11/15/2001 (d)                       149,200            149,385
     6.500% due 11/15/2001                            14,365             14,422
     7.625% due 06/10/2002                            97,361            100,309
     4.268% due 06/10/2002 (d)                        14,400             14,438
     2.953% due 06/24/2002 (d)                        74,500             74,583
     8.125% due 07/15/2002                            10,378             10,707
     6.125% due 11/15/2008                               390                380
Telekomunikacja Polska SA
     7.125% due 12/10/2003                            12,200             12,745
     7.750% due 12/10/2008                             7,895              8,159
Texas Utilities Corp.
     5.940% due 10/15/2001                             6,250              6,261
     6.500% due 08/16/2002                             2,600              2,658
     6.750% due 03/01/2003                               150                155
     3.750% due 06/15/2003 (d)                         8,000              8,004
Toledo Edison Co.
     8.180% due 07/30/2002                             1,400              1,450
     8.700% due 09/01/2002                            24,500             25,263
     7.850% due 03/31/2003                             7,000              7,300
     7.875% due 08/01/2004                               500                544
TXU Eastern Funding Co.
     6.150% due 05/15/2002                            64,800             65,772
     6.450% due 05/15/2005                            15,270             15,686
Union Electric Co.
     8.000% due 12/15/2022                             1,000              1,020
Vodafone Group PLC
     3.310% due 12/19/2001 (d)                        27,800             27,840
     7.750% due 02/15/2010                               500                548
Williams Cos., Inc.
     4.070% due 11/15/2001 (d)                        37,600             37,652
     6.200% due 08/01/2002                             5,000              5,083
     7.625% due 07/15/2019                                85                 83
Wilmington Trust Co. - Tucson Electric
    10.732% due 01/01/2013                               991              1,126
WorldCom, Inc.
     4.302% due 11/26/2001 (d)                        10,300             10,311
     7.375% due 01/15/2003                            21,150             21,885
     6.125% due 04/15/2012                            39,360             39,901
     8.250% due 05/15/2031                               310                312
Xcel Energy, Inc.
     7.000% due 12/01/2010                               130                137
                                                                    ------------
                                                                      2,537,438
                                                                    ------------
Total Corporate Bonds & Notes                                        16,002,980
(Cost $15,896,786)                                                  ------------

MUNICIPAL BONDS & NOTES 0.7%

Alabama 0.0%
Jefferson County, Alabama Sewer Revenue Bonds Warrants,
(FGIC Insured), Series 2000-323
7.620% due 02/01/2029 (d)                              4,500              4,438

Jefferson County, Alabama Sewer Revenue Bonds Warrants,
(FGIC Insured), Series 2000-352
7.992% due 02/01/2036 (d)                                625                617

Jefferson County, Alabama Sewer Revenue Bonds,
(FGIC Insured), Series 2001
6.940% due 02/01/2039                                  5,500              5,253

Montgomery Alabama Special Care Facilities Financing
Authority Revenue Bonds, (MBIA Insured),
Series 2000
5.410% due 11/15/2029                                  1,000                913
                                                                    ------------
                                                                         11,221
                                                                    ------------

California 0.0%
California State Department of Water Resources Center Valley
Project Revenue Bonds, Series 2000
6.030% due 12/01/2029                                  2,500              2,466

Fairfield California Redevelopment Agency
Tax Allocation Bonds, Series 1997
7.700% due 06/01/2002                                      5                  5

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                  9,000              2,574
0.000% due 01/01/2030                                  3,590                830

Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
7.870% due 07/01/2023                                  3,500              3,526

Modesto California Financing Authority Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 09/01/2029                                    300                300

Orange County School Board, Certificate of Participation,
(MBIA Insured), Series 2000
7.370% due 08/01/2024                                  3,500              3,395

San Diego Public Facilities Financing Authority Revenue
Bonds, (FGIC Insured), Series 1999
5.000% due 05/15/2029                                  1,000              1,001

San Francisco, California City & County Common International
Airport Revenue Bonds, (MBIA Insured), Series 2000
4.840% due 05/01/2028                                  3,350              2,822
                                                                    ------------
                                                                         16,919
                                                                    ------------
Colorado 0.0%
Denver Colorado City & County Airport Revenue Bonds,
Series 2000 5.980% due 11/15/2025                      2,500              2,375
                                                                    ------------

Florida 0.0%
Broward County Florida Airport System Revenue Bonds,
(AMBAC Insured), Series 2000
6.870% due 10/01/2023                                  1,328              1,128

Florida State Board of Education General Obligation Bonds,
(FGIC Insured), Series 2000
6.370% due 06/01/2023                                  3,500              2,874

Florida State Governmental Utility Authority Revenue Bonds,
(AMBAC Insured), Series 2000
7.370% due 10/01/2029 (d)                              6,453              6,186

Florida State Turnpike Authority Revenue Bonds,
(FGIC Insured), Series 2000
4.440% due 07/01/2027                                  6,323              5,034

Lakeland Florida Electric & Water Revenue Bonds,
(MBIA Insured), Series 2000
5.000% due 10/01/2028                                  2,675              2,575

Modesto Public Financing Authority Lease
Revenue Bonds, (AMBAC Insured), Series 2000
7.770% due 09/01/2029                                  2,500              2,500
                                                                    ------------
                                                                         20,297
                                                                    ------------
Georgia 0.1%
Atlanta, Georgia Water & Wastewater Revenue Bonds,
(FGIC Insured), Series 2000
5.440% due 11/01/2036                                 22,300             20,615

Georgia Local Government Certificate Of Participation,
(MBIA Insured), Series 2000
5.810% due 06/01/2028 (l)                              9,950              8,657
                                                                    ------------
                                                                         29,272
                                                                    ------------

68  PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)

Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
6.870% due 07/01/2028                                 $   7,200       $   6,030
                                                                      ----------
Illinois 0.1%
Chicago, Illinois Board Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027                                    15,000           3,619

Chicago, Illinois Board of Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                    12,000           4,350

Chicago, Illinois General Obligations Bonds,
(FGIC Insured), Series 2000
6.980% due 01/01/2040                                     4,750           4,964
5.500% due 01/01/2040                                     3,000           3,071

Chicago, Illinois Residual General Obligation Bonds,
(MBIA Insured), Series 2000
7.620% due 01/01/2028 (d)                                 3,100           2,972

Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured),
Series 1999 5.375% due 01/01/2030                        15,000          15,173

Cook County Illinois General Obligation Bonds, (FGIC Insured),
Series 2000 5.000% due 11/15/2028                         3,220           2,950
                                                                      ----------
                                                                         37,099
                                                                      ----------
Massachusetts 0.2%
Boston Massachussetts Water & Sewer Common Revenue
Bonds, (FGIC Insured), Series 2000
5.510% due 11/01/2028                                     3,500           3,325

E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000
7.370% due 09/01/2021                                     2,590           2,571

Massachusetts Bay Transportation Authority Revenue Bonds,
(MBIA Insured), Series 2000
6.920% due 03/01/2021                                     5,150           4,706

Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/01/2037 (d)                                 3,000           2,779

Massachusetts State Turnpike Authority Revenue Bonds,
(AMBAC Insured), Series 2000
7.570% due 01/01/2039 (d)                                10,250           9,468

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000
7.540% due 01/01/2037                                    21,950          20,304

Massachusetts State Water Reserve Authority Revenue
Bonds, (FSA Insured), Series 2000
6.920% due 08/01/2037 (d)                                   500             428

Southbridge Associations Limited Liability Corporation
Massachussetts, (MBIA-Insured), Series 2000
7.590% due 02/01/2022                                    31,105          33,788
                                                                      ----------
                                                                         77,369
                                                                      ----------
Mississippi 0.0%
Mississippi Development Bank Special Obligation Bonds,
(AMBAC Insured), Series 2000
7.500% due 07/01/2024                                     2,500           2,459
                                                                      ----------

Nevada 0.1%
Clark County, Nevada General Obligation Ltd. Bonds,
(MBIA Insured), Series 2000
8.440% due 07/01/2030 (d)                                20,913          21,671

Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 6.690% due 05/15/2028 (d)                    10,000           9,363
                                                                      ----------
                                                                         31,034
                                                                      ----------
New Jersey 0.0%
Essex County New Jersey Important Authority Lease
Revenue Bonds, (FGIC Insured), Series 2000
7.090% due 10/01/2030                                       250             290

Mercer County New Jersey Important Authority Revenue
Bonds, Series 2000
7.140% due 01/01/2018                                     3,103           3,793

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
5.130% due 07/01/2028                                     2,000           1,780
                                                                      ----------
                                                                          5,863
                                                                      ----------
New York 0.1%
Long Island Power Authority New York Electric System
Revenue Bonds, (FSA Insured), Series 2001
7.040% due 12/01/2022 (d)                                 4,000           4,000

Long Island Power Authority Revenue Bonds,
(FSA Insured), Series 2000
7.950% due 12/01/2022                                     4,500           4,494

Long Island Power Authority Revenue Bonds
(MBIA Insured), Series 2000
8.200% due 12/01/2026                                     5,500           5,569

New York City Municipal Bonds, Series 1997
3.898% due 08/01/2002 (d)                                 1,937           1,937

New York City Municipal Water Finance Authority, Revenue Bonds
(MBIA-IBC Insured), Series 2000
6.940% due 06/15/2025                                     6,565           5,777

New York City, New York General Obligation Bonds,
Series 1997-D 4.545% due 08/01/2002 (d)                   2,883           2,883

New York City, New York Municipal Water & Sewer System
Financial Authority Revenue Bonds, (FSA Insured),
Series 2000 5.510% due 06/15/2029 (d)                     3,000           2,831

New York City, New York Transitional Financial Authority
Revenue Bonds, Series 2000
6.510% due 11/01/2024 (d)                                 1,250           1,209

New York City, New York Transitional Financing Authority
Revenue Bonds, (FGIC-TCRS Insured), Series 2000
4.790% due 11/15/2023                                     2,500           2,169

New York State Dormitory Authority Lease Revenue
Bonds, (MBIA Insured), Series 2001
4.750% due 01/15/2029 (d)                                 3,650           3,121

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000
7.570% due 02/15/2023                                     2,550           2,458

Niagara Frontier Airport Revenue Bonds, (MBIA Insured),
Series 1999 5.625% due 04/01/2029                         1,000           1,016

Port Authority New York & New Jersey Special Obligation
Revenue Bonds, (MBIA Insured), Series 2000
7.600% due 12/01/2022                                     3,250           3,453
                                                                      ----------
                                                                         40,917
                                                                      ----------
North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds,
Series 1978 5.800% due 01/01/2018                            55              61
                                                                      ----------

Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000 5.720% due 12/01/2027         3,250           3,120
                                                                      ----------

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report  69

Total Return Fund
September 30, 2001 (Unaudited)

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)

Pennsylvania 0.0%
Allegheny County Hospital Development Authority Revenue
Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                $    1,000      $    1,126

Allegheny County Pennsylvania Port Authority SPL
Revenue Bonds, Series 2001
5.000% due 03/01/2025                                     1,000             981

Philadelphia, Pennsylvania School District General Obligation
Bonds, (MBIA State Aid Withholding Insured), Series 2000
6.870% due 04/01/2027 (d)                                 3,150           2,681

Philadelphia, Pennsylvania School District General Obligation
Bonds, (MBIA State Aid Withholding Insured), Series 2001
0.000% due 04/01/2027                                       500             426

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
5.000% due 02/01/2029                                       500             487
                                                                     -----------
                                                                          5,701
                                                                     -----------
Texas 0.1%
Dallas-Fort Worth International Airport Revenue
Bonds, (FGIC Insured), Series 2000
6.000% due 11/01/2028                                     4,000           4,200

Denton County, Texas Utility System Revenue Bonds,
(MBIA Insured), Series 2000
5.680% due 12/01/2029 (d)                                 3,000           2,906

Grapevine-Colleyville Independent General Obligation
Bonds, (PSF-GTD Insured), Series 2000
6.000% due 08/15/2029                                    10,500           8,754

Houston Independent School District General Obligation
Bonds, (PSF Insured), Series 1999
4.750% due 02/15/2026                                    10,500           9,673

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2000
5.290% due 07/01/2025                                     2,750           2,506

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2001
7.570% due 07/01/2028 (d)                                10,000           8,525

Houston, Texas Independent School District
(PSF-GTD Insured), Series 2000
4.790% due 02/15/2026                                    15,088          12,787

Houston, Texas Water & Sewer System Revenue Bonds,
(FGIC Insured), Series 2001
5.250% due 12/01/2030 (d)                                   500             500

North Texas Towey Authority Dallas North Towey System
Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 01/01/2029                                     4,000           3,665
                                                                     -----------
                                                                         53,516
                                                                     -----------
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series 1999
5.000% due 08/15/2030                                       500             472
                                                                     -----------

Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated
Tax Revenue Bonds, (AMBAC Insured), Series 2000
5.030% due 10/01/2028                                     6,500           5,444
                                                                     -----------

Total Municipal Bonds & Notes                                           349,169
(Cost $313,349)                                                      -----------

U.S. GOVERNMENT AGENCIES 0.6%

A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                                  770             804
Fannie Mae
     5.375% due 03/15/2002                                  750             760
     4.700% due 05/23/2003                                  815             827
     4.750% due 05/23/2003                                1,000           1,003
     5.450% due 02/12/2004                                2,200           2,224
     6.500% due 08/15/2004                                  550             593
     6.560% due 12/10/2007                                  190             197
     5.870% due 01/28/2009                                  200             201
     7.250% due 01/15/2010                                  900           1,032
     7.125% due 06/15/2010                               21,210          24,135
     6.250% due 02/01/2011                                1,200           1,264
     6.000% due 05/15/2011                                2,800           2,955
     6.875% due 09/10/2012                                1,000           1,085
     6.930% due 09/17/2012                                1,000           1,095
     6.875% due 09/24/2012                                2,000           2,183
     7.250% due 05/15/2030                                  125             144
     6.625% due 11/15/2030                                  610             652
Federal Farm Credit Bank
     6.400% due 01/16/2002                                  100             101
     6.060% due 05/28/2013                                  100             105
Federal Home Loan Bank
     4.875% due 01/22/2002                                  115             116
     5.805% due 02/15/2002 (d)                           17,000          17,083
     6.880% due 08/15/2003                                1,000           1,068
     5.060% due 10/16/2003                                1,700           1,702
     5.920% due 08/25/2008                                  500             530
     6.026% due 01/22/2009                                  275             278
     5.920% due 03/03/2009                                  500             529
     6.500% due 08/14/2009                                1,200           1,314
     0.000% due 09/10/2018                               15,000           4,577
     0.000% due 12/21/2018                                4,250           1,313
Freddie Mac
     5.500% due 05/15/2002                                  435             443
     4.500% due 03/15/2004                                   70              65
     5.250% due 01/15/2006                                  165             156
     6.000% due 02/21/2006                                1,000           1,043
     9.000% due 09/15/2008                                   18              19
    10.250% due 03/15/2009                                    1               1
     6.450% due 04/29/2009                                  100             102
     5.750% due 09/15/2010                                  165             159
SallieMae
     6.896% due 10/25/2004 (d)                            7,784           7,783
Small Business Administration
     7.449% due 08/01/2010                              121,780         133,040
     7.700% due 07/01/2016                                  672             729
     6.950% due 11/01/2016                                4,004           4,231
     6.700% due 12/01/2016                               15,208          15,922
     7.150% due 03/01/2017                                7,321           7,795
     7.190% due 12/01/2019                                  470             501
     7.630% due 06/01/2020                               23,128          25,127
     6.900% due 12/01/2020                                9,858          10,345
     6.340% due 03/01/2021                               32,863          33,462
Tennessee Valley Authority
     0.000% due 04/15/2042                                6,055           3,089
                                                                     -----------
Total U.S. Government Agencies                                          313,882
(Cost $297,298)                                                      -----------

U.S. TREASURY OBLIGATIONS 7.3%

Treasury Inflation Protected Securities (i)(j)
     3.625% due 07/15/2002 (b)                        1,093,385       1,112,521
     3.375% due 01/15/2007 (b)                          312,510         321,593
     3.625% due 01/15/2008                              922,587         957,472
     3.875% due 01/15/2009                              546,784         575,319
     3.500% due 01/15/2011                               57,015          58,654
     3.625% due 04/15/2028                              250,865         257,685
     3.875% due 04/15/2029                              159,188         170,978
U.S. Treasury Bonds
     8.125% due 08/15/2021                                  900           1,193
     8.000% due 11/15/2021                                5,000           6,560
     6.000% due 02/15/2026                               10,100          10,778
     5.500% due 08/15/2028                               32,900          32,900
     6.250% due 05/15/2030                                1,215           1,353

70 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)

U.S. Treasury Notes
        3.875% due 06/30/2003                       $      195       $      199
        5.250% due 05/15/2004                            1,310            1,380
        7.250% due 05/15/2004                              990            1,092
        4.625% due 05/15/2006                            3,625            3,754
        5.500% due 05/15/2009                            1,150            1,229
        6.500% due 02/15/2010                              700              795
U.S. Treasury Strips
        0.000% due 11/15/2001                               43               43
        0.000% due 05/15/2008                              750              556
        0.000% due 02/15/2012                              375              222
        0.000% due 11/15/2021                              200               63
                                                                     -----------
Total U.S. Treasury Obligations                                       3,516,339
(Cost $3,421,861)                                                    -----------

MORTGAGE-BACKED SECURITIES 73.5%

Collateralized Mortgage
Obligations 23.8%
ABN AMRO Mortgage Corp.
     6.750% due 09/25/2028                               3,765            3,873
     6.750% due 11/25/2028                                 600              611
     6.500% due 06/25/2029                               7,093            7,151
American Southwest Financial Securities Corp.
     7.400% due 11/17/2004                              17,331           18,037
    12.500% due 04/01/2015                                 208              210
     7.248% due 11/25/2038                              58,229           58,658
Amresco Commercial Mortgage Funding I
     7.180% due 06/17/2029                                  55               59
Aurora Loan Services
     4.493% due 05/25/2030 (d)                          29,829           29,868
Bank of America Funding Corp.
     6.750% due 11/20/2032                              17,000           17,537
Bank of America Mortgage Securities, Inc.
     6.250% due 07/25/2014                               9,592            9,792
     6.250% due 08/25/2028                              25,000           24,811
     6.500% due 05/25/2029                              35,243           35,278
     7.250% due 10/25/2029                              11,015           11,462
     7.500% due 04/25/2030                               1,862            1,886
     7.500% due 01/25/2031                              98,600          100,365
     7.500% due 02/25/2031                               8,804            8,995
     7.000% due 03/25/2032                              53,400           55,566
Bear Stearns Adjustable Rate Mortgage Trust
     7.275% due 11/25/2030 (d)                         114,401          116,538
     7.491% due 12/25/2030 (d)                         103,109          104,540
     7.482% due 12/25/2030 (d)                          86,375           87,740
     6.928% due 02/25/2031 (d)                          27,499           27,641
     7.013% due 02/25/2031 (d)                          17,412           17,502
     6.583% due 08/25/2031 (d)                          15,900           16,152
     6.688% due 09/25/2031 (d)                          67,954           70,010
     6.792% due 01/25/2032 (d)                          62,171           64,049
Bear Stearns Commercial Mortgage Securities, Inc.
     5.910% due 05/14/2008                                 126              131
     7.000% due 05/20/2030                              45,308           48,519
Bear Stearns Mortgage Securities, Inc.
     4.555% due 10/25/2023 (d)                           2,171            2,307
    10.000% due 08/25/2024                               5,000            5,820
     7.000% due 03/25/2027                               7,000            7,123
     8.125% due 09/25/2027                               2,422            2,519
     7.000% due 02/25/2028                              10,000           10,415
     7.421% due 06/25/2030 (d)                           5,196            5,155
Capco America Securitization Corp.
     5.860% due 12/15/2007                                  43               45
CDC Depositor Trust I
     3.918% due 01/15/2003 (d)                           6,611            6,611
Cendant Mortgage Corp.
     7.250% due 04/18/2013                                 456              462
     6.506% due 11/18/2028 (d)                           6,317            6,066
     6.502% due 11/18/2028 (d)                          13,308           13,379
Chase Commercial Mortgage Securities Corp.
     7.631% due 07/15/2032                                 275              307
Chase Mortgage Finance Corp.
     7.000% due 07/25/2024                               1,132            1,130
     7.000% due 08/25/2024                               2,562            2,614
     6.750% due 03/25/2025                              12,109           12,079
     8.257% due 04/25/2025 (d)                           3,258            3,321
     6.750% due 10/25/2028                              39,000           40,325
     6.350% due 07/25/2029                              54,323           55,801
     7.750% due 08/25/2030                              10,214           10,738
Chemical Mortgage Securities, Inc.
     7.250% due 01/25/2026                              10,868           11,268
Citicorp Mortgage Securities, Inc.
     7.873% due 10/25/2022 (d)                           7,844            8,030
     6.250% due 04/25/2024                              11,796           11,627
     6.250% due 05/25/2024                                 274              274
     7.250% due 10/25/2027                              20,462           21,128
     6.500% due 11/25/2027                               5,354            5,349
     6.750% due 09/25/2028                               9,282            9,628
     7.000% due 09/25/2030                               7,419            7,643
     7.500% due 10/25/2030                              11,873           12,531
     7.000% due 02/25/2031                              36,610           38,095
CMC Securities Corp. II
     7.779% due 04/25/2025 (d)                              86               88
CMC Securities Corp. III
     6.750% due 05/25/2028                               5,000            5,171
CMC Securities Corp. IV
     7.250% due 11/25/2027                              10,378           10,862
Collateralized Mortgage Obligation Trust
     8.000% due 09/20/2021                               4,959            5,095
Collateralized Mortgage Obligation Trust I
    10.200% due 02/01/2016                               1,747            1,797
Collateralized Mortgage Securities Corp.
    11.450% due 11/01/2015 (d)                             103              104
     8.750% due 04/20/2019                                 309              323
     8.800% due 04/20/2019                                 216              226
COMM
     6.145% due 02/15/2008                              13,742           14,341
     4.300% due 12/16/2011 (d)                           9,000            9,016
Commercial Mortgage Acceptance Corp.
     7.030% due 05/15/2009                                  75               81
Commercial Mortgage Asset Trust
     7.546% due 01/17/2010                                 500              555
     6.640% due 09/17/2010                                 455              485
     6.975% due 04/17/2013                                 145              156
Countrywide Alternative Loan Trust
     8.000% due 07/25/2030                              12,088           12,318
Countrywide Funding Corp.
     6.625% due 02/25/2024                              33,827           35,032
     6.875% due 03/25/2024                               9,080            9,382
     6.750% due 03/25/2024                              12,967           12,829
Countrywide Home Loans
     6.500% due 07/25/2013                               5,676            5,903
     6.250% due 08/25/2014                               3,625            3,700
     6.750% due 11/25/2025                              25,567           24,990
     7.500% due 04/25/2027                               1,514            1,578
     7.500% due 06/25/2027                              11,980           12,427
     7.500% due 09/25/2027                              20,000           20,434
     7.250% due 12/25/2027                               6,224            6,162
     7.250% due 02/25/2028                              57,846           59,774
     6.750% due 06/25/2028                              15,103           15,406
     6.750% due 08/25/2028                               2,511            2,507
     6.750% due 10/25/2028                              15,567           15,505
     6.750% due 11/25/2028                               5,000            5,105
     6.500% due 01/25/2029                              24,978           25,485
     6.500% due 03/25/2029                              21,744           21,958
     6.050% due 04/25/2029                               2,654            2,693
     7.250% due 08/25/2029                               7,200            7,357
     7.750% due 04/25/2030                              24,455           24,676
     7.750% due 10/25/2030                              46,309           47,927
     7.750% due 01/25/2031                              36,577           37,352
     7.500% due 01/25/2031                               1,051            1,093
     6.099% due 07/19/2031 (d)                          21,750           22,338
Credit-Based Asset Servicing and Securitization
     4.215% due 09/25/2029 (d)                             914              918
     4.125% due 02/25/2030 (d)                          40,811           40,870

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 71

Total Return Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)

Crusade Global Trust
     3.900% due 02/15/2030 (d)                         $  74,167       $  74,387
CS First Boston Mortgage Securities Corp.
     6.520% due 07/17/2007                                    50              53
     6.750% due 12/27/2028                                13,409          13,396
     6.960% due 06/20/2029                                   491             505
     7.500% due 03/25/2031                                39,770          39,979
     4.130% due 06/25/2031 (d)                            32,077          32,170
     4.180% due 06/25/2031 (d)                            68,822          69,113
     7.290% due 09/15/2041                                   335             367
Dime Savings
     7.317% due 11/01/2018 (d)                               114             111
DLJ Commercial Mortgage Corp.
     4.235% due 09/05/2001 (d)                               426             427
     4.095% due 05/05/2003 (d)                            28,996          28,996
     4.334% due 07/05/2008 (d)                             1,314           1,320
     7.300% due 06/10/2032                                   515             565
DLJ Mortgage Acceptance Corp.
     7.580% due 02/12/2006 (d)                             4,000           4,335
     6.446% due 08/01/2021 (d)                             3,269           3,316
     7.793% due 09/01/2021 (d)                                36              36
     8.000% due 03/25/2022                                    96              96
     8.230% due 12/25/2022 (d)                               949             950
     7.067% due 03/25/2023                                   171             173
     8.938% due 03/25/2024 (d)                               202             205
     8.603% due 05/25/2024 (d)                                69              71
     9.234% due 10/25/2024 (d)                               328             361
     4.125% due 06/25/2026 (d)                             1,146           1,151
     6.850% due 12/17/2027                                 6,605           7,008
Drexel Burnham Lambert CMO Trust
     9.500% due 11/20/2017                                   463             483
DVI Business Credit Receivable Corp. III
     4.300% due 10/15/2003 (d)                             3,850           3,871
E-Trade Bank Adjustable Rate Mortgage Trust
     7.174% due 09/25/2031                                26,293          26,737
Fannie Mae
     7.500% due 05/25/2005                                 6,700           6,922
     7.500% due 02/25/2006                                   375             383
     7.000% due 05/25/2006                                   211             216
     6.500% due 07/25/2006                                    16              17
     8.000% due 11/25/2006                                     4               4
     6.350% due 12/25/2006                                     3               3
     7.500% due 05/25/2007                                   656             670
     6.250% due 07/25/2007                                    26              26
     6.000% due 07/25/2007                                   300             305
     6.740% due 08/25/2007                                   145             155
     6.270% due 09/25/2007                                 3,000           3,131
     7.000% due 10/25/2007                                   200             211
     6.500% due 05/25/2008                                   500             520
     6.000% due 08/25/2008                                    27              27
    10.500% due 08/25/2008                                 7,146           7,842
     9.483% due 09/25/2008 (d)                             1,606           1,602
     6.500% due 11/18/2008                                 1,022           1,024
     6.500% due 02/25/2009                                    51              53
     4.000% due 02/25/2009                                    24              24
     6.000% due 02/25/2009                                 1,400           1,453
     6.500% due 03/25/2009                                    95              99
     6.875% due 06/25/2009                                    60              61
     6.500% due 08/25/2010                                   500             518
     6.750% due 11/25/2010                                   307             308
     6.500% due 04/25/2013                                    75              78
     6.000% due 03/18/2015                                 3,377           3,376
     6.450% due 09/25/2016                                 1,272           1,279
     8.000% due 12/25/2016                                   146             152
     6.750% due 07/18/2017                                 2,240           2,251
    11.000% due 11/25/2017                                   856             951
     9.250% due 04/25/2018                                   123             137
     9.300% due 05/25/2018                                   530             569
     4.144% due 06/25/2018 (d)                                 2               2
     9.500% due 06/25/2018                                   445             481
     9.500% due 11/25/2018                                 4,152           4,265
     6.000% due 02/25/2019                                 1,647           1,659
     6.500% due 03/25/2019                                   605             611
     9.500% due 06/25/2019                                 1,110           1,195
     9.300% due 08/25/2019                                    56              60
     6.350% due 08/25/2019                                    32              32
     9.000% due 12/25/2019                                 4,701           5,089
     7.500% due 12/25/2019                                 5,722           6,073
     7.000% due 03/25/2020                                 1,081           1,138
     7.000% due 04/25/2020                                    18              18
     7.500% due 05/25/2020                                 2,421           2,519
     5.000% due 09/25/2020                                   200             201
     7.000% due 09/25/2020                                 4,138           4,143
     9.000% due 09/25/2020                                 2,552           2,725
     8.000% due 12/25/2020                                28,173          29,655
     8.750% due 01/25/2021                                 2,529           2,743
     9.000% due 01/25/2021                                 3,869           4,254
     5.750% due 02/18/2021                                   100             101
     9.000% due 03/25/2021                                   354             385
     7.000% due 05/25/2021                                   300             308
     6.500% due 06/25/2021                                 5,887           6,056
     6.250% due 06/25/2021                                   658             665
     8.000% due 07/25/2021                                11,070          11,828
     8.500% due 09/25/2021                                 4,024           4,351
     7.000% due 10/25/2021                                 8,364           8,575
     8.000% due 10/25/2021                                17,422          17,739
     7.000% due 11/25/2021                                14,934          15,189
     6.000% due 12/25/2021                                    11              11
     5.000% due 12/25/2021                                   500             500
     4.000% due 01/25/2022                                   126             127
     7.750% due 01/25/2022                                16,686          17,814
     8.000% due 01/25/2022                                18,871          19,228
     8.000% due 03/25/2022                                    22              22
     7.000% due 04/25/2022                                17,091          17,525
     5.000% due 04/25/2022                                    48              49
     7.000% due 04/25/2022                                   145             157
     7.500% due 05/25/2022                                 2,000           2,143
     7.375% due 05/25/2022                                 9,870          10,438
     8.000% due 06/25/2022                                 4,154           4,419
     7.000% due 06/25/2022                                 1,014           1,062
     7.000% due 07/25/2022                                 4,540           4,750
     8.000% due 07/25/2022                                56,546          59,732
     7.800% due 10/25/2022                                 2,570           2,733
     6.500% due 10/25/2022                                 4,272           4,393
     7.000% due 03/25/2023                                30,979          32,966
     6.500% due 03/25/2023                                 2,000           2,061
     6.500% due 05/18/2023                                 6,158           6,200
     6.900% due 05/25/2023                                   169             172
     7.000% due 06/25/2023                                 5,606           5,642
     6.000% due 08/25/2023                                14,131          12,666
     6.500% due 08/25/2023                                     6               6
     6.500% due 09/18/2023                                   559             566
     1.000% due 09/25/2023                                   135             127
     6.750% due 09/25/2023                                 4,224           4,181
     7.000% due 09/25/2023                                 2,259           2,266
     6.750% due 10/25/2023                                   635             630
     6.500% due 10/25/2023                                 8,895           8,959
     7.500% due 10/25/2023                                    27              28
     6.500% due 11/25/2023                                    20              20
     6.500% due 12/25/2023                                   165             168
     5.000% due 01/25/2024                                   419             427
     6.500% due 01/25/2024                                48,562          49,126
     6.500% due 02/25/2024                                 5,150           5,274
     7.000% due 03/25/2024                                10,267          10,658
     7.500% due 06/20/2024                                    53              54
     6.500% due 08/17/2024                                17,000          17,535
     6.000% due 12/25/2024                                 1,703           1,729
     7.000% due 02/18/2025                                    37              37
     6.600% due 05/18/2025                                   219             228
     7.500% due 11/17/2025                                   289             305
     7.500% due 12/25/2025                                   360             374
     7.000% due 02/15/2026                                   132             136
     6.950% due 03/25/2026                                   156             156
     7.000% due 07/18/2026                                   450             458
     6.500% due 09/18/2026                                   120             124
     7.000% due 12/18/2026                                17,287          17,912
     6.000% due 12/25/2026                                   170             173
     8.500% due 02/17/2027                                 1,474           1,641


72 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)

     6.000% due 03/25/2027                              $    320       $    325
     5.000% due 04/18/2027                                 1,000            989
     6.000% due 05/17/2027                                 5,470          5,336
     7.000% due 06/18/2027                                   684            719
     7.000% due 07/18/2027                                   460            485
     6.500% due 07/18/2027                                   184            190
     7.500% due 08/20/2027                                 2,697          2,882
     7.000% due 12/20/2027                                13,188         13,634
     4.481% due 04/18/2028 (d)                             2,404          2,412
     6.500% due 05/20/2028                                 1,228          1,159
     6.500% due 06/25/2028                                 4,700          4,843
     6.500% due 07/18/2028                                67,412         67,707
     6.000% due 07/18/2028                                 9,182          8,666
     9.113% due 09/25/2028                                14,608         16,444
     6.500% due 10/25/2028                                40,000         40,125
     6.250% due 02/25/2029                                 3,500          3,482
     7.500% due 04/25/2029                                 1,139          1,188
     6.000% due 04/25/2029                                11,362          9,952
     7.500% due 06/19/2030                                   260            270
     4.293% due 08/25/2030 (d)                            55,474         55,609
     5.506% due 10/18/2030 (d)                            41,183         41,276
     6.500% due 03/10/2031                                54,031         52,073
     7.500% due 07/25/2031                                 1,072          1,111
     6.500% due 07/25/2031                                12,065         11,228
     6.750% due 08/21/2031                               141,441        144,702
     6.750% due 08/25/2031                               148,672        145,901
     4.210% due 09/25/2031                                18,210         18,245
     6.500% due 10/25/2031                                10,057          9,693
     6.500% due 10/30/2031                                20,388         19,566
     6.390% due 05/25/2036                                32,688         30,773
     6.500% due 06/17/2038                                 5,000          5,195
     6.300% due 10/17/2038                                16,303         15,677
Federal Housing Administration
     6.750% due 10/30/2031                               154,200        156,826
FFCA Secured Lending Corp.
     7.850% due 10/18/2017                                29,600         31,234
First Commonwealth Savings & Loan
    10.375% due 04/01/2005                                    14             15
First Horizon Asset Securities, Inc.
     7.000% due 02/25/2031                                20,818         21,663
First Interstate Bancorp
     8.875% due 01/01/2009                                   126            136
     9.125% due 01/01/2009 (d)                                 8              8
First Nationwide Trust
     6.500% due 03/25/2029                                 4,400          4,459
     7.750% due 07/25/2030                                 6,000          6,263
First Union Residential Securitization, Inc.
     7.000% due 04/25/2025                                   348            362
     6.750% due 08/25/2028                                 9,048          9,152
First Union-Lehman Brothers Commercial Mortgage
     7.150% due 02/18/2004                                    21             21
Freddie Mac
     8.000% due 03/15/2002                                    36             36
     7.000% due 10/15/2003                                 2,424          2,485
     6.750% due 10/15/2003                                 9,124          9,238
     7.000% due 12/15/2003                                    64             65
     6.500% due 04/15/2005                                   403            405
    10.150% due 04/15/2006                                     4              4
     6.500% due 07/15/2006                                   977            992
     6.500% due 08/15/2006                                   184            186
     7.500% due 02/15/2007                                   581            598
     7.750% due 04/01/2007                                    12             12
     7.500% due 04/01/2007                                    10             11
     7.000% due 07/01/2007                                     2              2
     6.500% due 07/15/2007                                 3,891          3,924
     8.000% due 10/01/2007                                    46             47
     5.500% due 10/15/2007                                   660            660
     6.500% due 05/15/2008                                   981            995
     8.550% due 06/15/2008 (d)                                99             96
     6.000% due 11/15/2008                                   225            233
     6.200% due 12/15/2008                                 4,748          4,980
     8.500% due 03/01/2009                                   126            134
     6.000% due 03/15/2009                                   265            276
    11.250% due 10/01/2009                                     2              2
     7.000% due 06/01/2010                                    12             13
     7.550% due 03/15/2012                                   180            189
    11.875% due 06/15/2013                                    81             87
     8.500% due 08/15/2013                                 2,000          2,042
     8.500% due 09/15/2013                                 4,745          4,804
     6.000% due 11/15/2014                                   400            396
    10.100% due 09/01/2016                                   233            258
     7.500% due 11/15/2016                                28,055         29,470
     6.250% due 10/15/2017                                 6,233          6,263
     6.350% due 03/25/2018                                    91             92
     5.500% due 05/15/2018                                   225            227
     6.400% due 02/15/2019                                 5,095          5,142
     6.500% due 04/15/2019                                 1,066          1,083
   10.000% due 11/15/2019                                     72             76
     3.950% due 06/15/2020 (d)                                66             67
     5.250% due 07/15/2020                                    94             94
     5.750% due 08/15/2020                                   232            235
     9.000% due 09/15/2020                                    44             46
     5.000% due 10/15/2020                                   927            935
     5.500% due 10/15/2020                                     8              8
     8.900% due 11/15/2020                                 8,710          8,978
     9.500% due 11/15/2020                                 2,485          2,531
     6.250% due 12/15/2020                                   145            150
     6.000% due 12/15/2020                                   186            188
     8.750% due 12/15/2020                                   986          1,039
     9.000% due 12/15/2020                                 2,155          2,268
     6.250% due 01/15/2021                                   200            203
     9.500% due 01/15/2021                                 1,532          1,649
     7.000% due 01/15/2021                                 1,634          1,641
     7.000% due 02/15/2021                                   772            780
     8.000% due 04/15/2021                                    66             68
     6.500% due 05/15/2021                                    68             69
     6.500% due 05/17/2021                                    24             24
     6.000% due 06/15/2021                                 1,729          1,732
     8.500% due 06/15/2021                                18,766         19,788
     9.000% due 07/15/2021                                 1,598          1,694
     9.500% due 07/15/2021                                   687            697
     6.950% due 07/15/2021                                   345            354
     8.000% due 07/15/2021                                 1,553          1,555
     6.000% due 07/15/2021                                   135            138
     6.200% due 08/15/2021                                   596            605
     6.950% due 08/15/2021                                   116            120
     9.500% due 08/15/2021                                 1,329          1,406
     8.000% due 08/15/2021                                20,925         21,220
     6.500% due 09/15/2021                                   739            754
     7.000% due 09/15/2021                                    96             99
     4.500% due 09/15/2021                                   222            223
     6.500% due 09/15/2021                                14,613         14,744
     7.000% due 10/15/2021                                     1              2
     6.000% due 11/15/2021                                   360            361
     8.000% due 12/15/2021                                19,348         20,535
     6.850% due 01/15/2022                                   688            714
     8.250% due 06/15/2022                                 3,911          4,090
     7.000% due 07/15/2022                                 9,959         10,362
     8.500% due 10/15/2022                                 5,700          5,973
     6.000% due 11/15/2022                                   220            223
     7.000% due 12/15/2022                                21,000         21,916
     7.500% due 01/15/2023                                18,998         20,402
     6.500% due 02/15/2023                                 1,250          1,305
     7.500% due 05/01/2023                                   802            843
     6.500% due 07/15/2023                                   240            250
     7.000% due 07/15/2023                                   288            297
     7.500% due 07/15/2023                                   395            416
     6.500% due 08/15/2023                                77,994         78,953
     7.410% due 10/25/2023                                 2,102          2,150
     7.400% due 10/25/2023 (d)                            10,508         11,007
     6.500% due 11/15/2023                                   145            146
     6.500% due 01/15/2024                                    35             36
     7.500% due 01/20/2024                                    17             17
     5.000% due 02/15/2024                                   116            111
     6.500% due 02/15/2024                                    12             12
     7.500% due 03/15/2024                                 6,793          7,004
     6.500% due 03/15/2024                                   340            343

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 73

Total Return Fund
September 30, 2001 (Unaudited)
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

     8.000% due 04/25/2024                               $    511      $    561
     6.250% due 05/15/2024                                 14,142        14,257
     8.500% due 08/01/2024                                  1,126         1,203
     7.250% due 08/15/2024                                    132           134
     8.000% due 09/15/2024                                 16,250        17,705
     8.500% due 11/01/2024                                    482           515
     5.650% due 11/15/2024                                    140           142
     6.750% due 01/17/2025                                  3,305         3,335
     6.000% due 02/15/2025                                  3,078         3,126
     7.500% due 02/15/2025                                  1,705         1,729
     7.000% due 09/17/2025                                     40            41
     7.000% due 03/01/2026                                     81            85
     6.500% due 03/15/2026                                    110           110
     6.000% due 08/15/2026                                  2,400         2,438
     3.631% due 09/15/2026 (d)                             33,850        33,751
     7.240% due 10/01/2026 (d)                              2,191         2,232
     6.000% due 11/15/2026                                    550           559
     7.000% due 01/01/2027                                     92            96
     7.500% due 01/15/2027                                 27,169        28,372
     8.000% due 02/15/2027                                 37,222        40,623
     7.000% due 03/01/2027                                    115           120
     7.500% due 03/17/2027                                 20,000        21,600
     6.890% due 05/01/2027 (d)                                289           297
     6.500% due 06/15/2027                                 10,786        10,672
     6.000% due 06/15/2027                                    202           207
     7.500% due 06/20/2027                                 20,956        22,365
     6.500% due 08/15/2027                                 16,600        16,081
     6.500% due 09/15/2027                                 73,000        74,427
     6.500% due 10/15/2027                                 32,300        32,869
     6.000% due 11/15/2027                                    665           670
     6.500% due 01/25/2028                                  8,691         8,590
     6.250% due 03/15/2028                                 10,000         9,963
     6.500% due 04/15/2028                                162,175       162,978
     6.500% due 05/15/2028                                 57,770        57,758
     6.500% due 06/15/2028                                 64,722        62,288
     6.500% due 06/20/2028                                 24,690        23,188
     7.000% due 07/01/2028                                    606           630
     6.500% due 07/15/2028                                 74,335        70,852
     6.500% due 08/15/2028                                350,044       347,272
     7.000% due 11/15/2028                                  9,000         9,296
     6.000% due 12/01/2028                                    639           642
     6.250% due 12/15/2028                                  1,762         1,712
     6.000% due 12/15/2028                                 11,672        11,116
     6.500% due 12/15/2028                                  7,449         7,212
     6.000% due 12/15/2028                                 11,995        11,194
     6.500% due 01/01/2029                                  1,877         1,925
     6.500% due 01/15/2029                                 10,411        10,383
     6.000% due 01/15/2029                                  3,484         3,105
     6.000% due 02/15/2029                                  4,071         3,755
     6.500% due 03/01/2029                                    555           569
     6.500% due 03/15/2029                                 26,551        25,384
     6.500% due 05/01/2029                                    814           834
     6.500% due 06/01/2029                                    306           314
     6.500% due 07/01/2029                                  1,549         1,586
     7.500% due 02/01/2030                                    834           868
     7.500% due 07/15/2030                                  1,000         1,081
     7.500% due 08/15/2030                                  2,784         2,947
     7.000% due 09/15/2030 (d)                             19,184        19,059
     4.140% due 09/15/2030                                  8,833         8,879
     7.000% due 10/15/2030                                 15,966        16,082
     7.500% due 10/15/2030                                 28,927        30,450
     4.090% due 11/15/2030 (d)                              1,128         1,130
     6.303% due 08/15/2032 (d)                             28,194        28,692
Fund America Investors Corp. II
     7.380% due 06/25/2023 (d)                              1,813         1,799
Gaston Oaks PLC
     6.930% due 01/01/2036                                  1,292         1,352
General Electric Capital Mortgage Services, Inc.
     6.000% due 02/25/2009                                    292           291
     6.750% due 12/25/2012                                  1,562         1,573
     6.500% due 09/25/2023                                  1,175         1,152
     6.500% due 12/25/2023                                  8,631         8,349
     6.500% due 01/25/2024                                  3,895         3,676
     6.500% due 03/25/2024                                 68,826        69,303
     6.500% due 04/25/2024                                 70,318        69,646
     8.625% due 11/25/2024                                    234           237
     7.250% due 05/25/2026                                  3,628         3,742
     7.500% due 06/25/2027                                 16,396        16,783
     7.500% due 07/25/2027                                  9,830        10,263
     7.000% due 10/25/2027                                 28,496        29,179
     7.000% due 11/25/2027                                 72,500        75,459
     6.750% due 05/25/2028                                 23,934        23,047
     6.650% due 05/25/2028                                  5,102         5,169
     6.750% due 06/25/2028                                 20,517        21,111
     6.550% due 06/25/2028                                 23,450        24,116
     6.600% due 06/25/2028                                  4,361         4,428
     6.750% due 06/25/2028                                    359           358
     6.750% due 10/25/2028                                 12,114        12,457
     6.250% due 12/25/2028                                 54,321        54,339
     6.500% due 12/25/2028                                 19,500        19,786
     6.750% due 05/25/2029                                 20,000        20,350
     6.500% due 05/25/2029                                  9,858         9,964
     6.000% due 07/25/2029                                 23,507        23,695
     6.250% due 07/25/2029                                132,674       136,366
     5.950% due 07/25/2029                                 13,304        13,297
     6.500% due 07/25/2029                                 95,240        95,969
     7.250% due 08/25/2029                                  8,000         8,301
     7.000% due 09/25/2029                                 16,154        16,739
German American Capital Corp.
     4.305% due 07/01/2018 (d)                              7,855         7,737
GGP - Homart
     4.117% due 06/10/2003 (d)                              9,084         9,093
GMAC Commercial Mortgage Asset Corp.
     3.358% due 07/20/2002                                 15,103        15,103
GMAC Commercial Mortgage Securities, Inc.
     6.566% due 11/15/2007                                     85            90
     6.150% due 11/15/2007                                    204           213
     6.700% due 03/15/2008                                 29,732        31,373
     6.806% due 04/15/2008                                  1,000         1,046
     6.974% due 05/15/2008                                 26,539        28,445
     8.950% due 08/20/2017                                    420           462
     6.570% due 09/15/2033                                 44,643        47,061
     6.945% due 09/15/2033                                 25,060        26,715
GMAC Mortgage Corp. Loan Trust
     7.500% due 05/25/2030                                 12,000        12,643
     7.750% due 10/25/2030                                 14,713        14,798
Goldman Sachs Mortgage Corp.
     6.000% due 12/31/2007                                  7,693         7,991
Government Lease Trust
     4.000% due 05/18/2011                                  3,000         2,487
Government National Mortgage Association
     6.250% due 06/20/2022                                 24,470        24,848
     7.250% due 12/16/2023                                  4,060         4,122
     8.000% due 05/16/2024                                     10            10
     7.000% due 02/20/2025                                  4,793         4,847
     7.000% due 10/20/2025                                  7,000         7,328
     7.000% due 03/20/2026                                    320           333
     6.000% due 03/20/2026                                  1,500         1,524
     4.130% due 06/16/2026 (d)                                932           933
     7.000% due 08/20/2026                                     77            78
     7.500% due 07/16/2027                                 31,842        33,987
     7.000% due 12/20/2027                                  3,154         3,154
     6.500% due 04/20/2028                                 12,147        12,075
     6.750% due 06/20/2028                                 23,382        22,865
     6.500% due 06/20/2028                                 32,684        32,510
     7.250% due 07/16/2028                                     30            33
     6.500% due 07/20/2028                                 41,299        38,099
     6.500% due 09/20/2028                                 30,040        28,219
     6.500% due 01/20/2029                                 29,398        28,508
     7.000% due 02/16/2029                                  6,815         6,998
     8.000% due 03/20/2029                                  7,151         7,511
     6.500% due 03/20/2029                                 16,259        16,387
     6.000% due 05/20/2029                                 11,385        10,268
     7.000% due 01/16/2030                                  6,843         6,736
     7.500% due 01/20/2030                                    336           350
     3.988% due 02/16/2030 (d)                             31,776        31,971
     4.058% due 02/16/2030 (d)                             18,812        18,962
     4.088% due 02/16/2030 (d)                             34,649        34,784
     7.500% due 02/20/2030                                 18,301        19,072
     3.458% due 06/20/2030 (d)                             13,537        13,524

74 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                         Amount            Value
                                                         (000s)           (000s)

     4.110% due 09/20/2030 (d)                         $  7,577         $  7,575
     7.500% due 09/20/2030                                5,321            5,722
     4.280% due 10/16/2030 (d)                           43,495           43,495
Greenwich Capital Acceptance, Inc.
     8.305% due 04/25/2022 (d)                              160              160
     7.795% due 10/25/2022 (d)                               11               11
     8.153% due 01/25/2023                                  153              154
     7.181% due 04/25/2023 (d)                              945              944
     8.434% due 04/25/2024 (d)                              119              119
Guardian Savings & Loan Association
     7.116% due 09/25/2018 (d)                               56               56
G-Wing Ltd.
     6.776% due 05/06/2004 (d)                            6,200            6,200
Headlands Mortgage Securities, Inc.
     7.250% due 11/25/2012                                1,496            1,514
     7.155% due 12/25/2012                                  544              554
     7.250% due 11/25/2027                               13,143           13,326
     7.000% due 02/25/2028                                  145              145
Home Savings of America
     8.464% due 08/01/2006                                   28               30
     5.685% due 05/25/2027 (d)                            2,229            2,210
     7.042% due 08/20/2029 (d)                           19,350           19,537
Housing Securities, Inc.
     7.000% due 05/25/2008                                1,000            1,021
HVMLT
     7.470% due 08/19/2030                               22,975           23,554
ICI Funding Corp. Secured Assets Corp.
     7.250% due 09/25/2027                               18,068           18,483
     7.750% due 03/25/2028                                1,844            1,906
Impac CMB Trust
     4.113% due 07/25/2030 (d)                           40,083           40,171
     3.860% due 11/25/2031 (d)                           14,900           14,924
Impac Secured Assets CMN Owner Trust
     3.361% due 01/25/2030 (d)                            1,863            1,868
     4.280% due 10/25/2030 (d)                           33,140           33,241
Imperial CMB Trust
     6.650% due 11/25/2029                                  767              791
Imperial Savings Association
     8.226% due 01/25/2017 (d)                               49               49
     8.839% due 07/25/2017 (d)                              202              201
Independent National Mortgage Corp.
     8.250% due 05/25/2010                                  110              112
     6.650% due 10/25/2024                                2,147            2,164
     8.750% due 12/25/2024                                   28               28
     8.417% due 01/25/2025 (d)                               35               36
     6.319% due 07/25/2025 (d)                            4,245            4,248
     7.500% due 09/25/2025                                  137              137
     6.930% due 05/25/2026                                   58               58
Indymac Adjustable Rate Mortgage Trust
     6.569% due 08/25/2031 (d)                           15,628           15,907
     6.490% due 09/25/2031 (d)                           99,000          103,300
     6.490% due 09/28/2031 (d)                           25,100           25,587
International Mortgage Acceptance Corp.
    12.250% due 03/01/2014                                  224              262
J.P. Morgan Commercial Mortgage Finance Corp.
     8.228% due 02/25/2028                                1,615            1,758
     7.069% due 09/15/2029                                   65               69
     6.533% due 01/15/2030                               20,000           21,134
Kidder Peabody Acceptance Corp.
    10.431% due 09/25/2024 (d)                            1,731            1,749
LB Commercial Conduit Mortgage Trust
     6.330% due 11/18/2004                                   36               37
Lehman Large Loan Trust
     6.790% due 06/12/2004                                   54               56
Long Beach Mortgage Loan Trust
     8.396% due 01/20/2017 (d)                           40,699           46,081
LTC Commercial Corp.
     7.100% due 11/28/2012                                3,096            3,200
Mellon Residential Funding Corp.
     6.500% due 02/25/2028                               10,000           10,134
     6.350% due 06/25/2028                               22,000           22,465
     5.652% due 06/26/2028                                2,289            2,287
     6.600% due 06/26/2028                                7,660            7,831
     6.110% due 01/25/2029                               23,900           23,470
     6.580% due 07/25/2029 (d)                           55,565           58,881
     6.460% due 07/25/2029 (d)                            1,340            1,339
     6.570% due 07/25/2029 (d)                           44,000           44,549
Merrill Lynch Mortgage Investors, Inc.
     7.598% due 06/15/2021                                  844              865
     7.856% due 06/15/2021 (d)                            3,800            3,936
     7.596% due 06/15/2021 (d)                            4,051            4,190
     7.039% due 06/15/2021                                1,773            1,846
     6.950% due 06/18/2029                               26,782           27,961
     5.650% due 12/15/2030                                7,279            7,503
Midland Realty Acceptance Corp.
     7.020% due 01/25/2029                               11,321           11,720
MLCC Mortgage Investors, Inc.
     3.875% due 09/15/2026 (d)                           14,512           14,527
Morgan Stanley Capital I
     6.440% due 11/15/2002                                   17               17
     5.990% due 03/15/2005                                   53               55
     6.860% due 05/15/2006 (d)                            1,430            1,505
     6.190% due 01/15/2007                               18,064           18,874
     6.160% due 04/03/2009                               12,348           12,873
     7.460% due 02/15/2020                                9,087            9,733
     4.035% due 07/25/2027 (d)                              306              305
     6.220% due 06/01/2030                                   65               68
     6.590% due 10/03/2030                                6,400            6,730
Morgan Stanley, Dean Witter & Co.
     3.818% due 10/15/2026 (d)                            2,601            2,586
Mortgage Capital Funding, Inc.
     7.800% due 04/15/2006                                  500              546
     7.008% due 09/20/2006                               15,545           16,645
     6.001% due 11/18/2031                                   65               68
Mortgage Obligation Structured Trust
     7.700% due 10/25/2018                               24,453           24,688
NationsBanc Montgomery Funding Corp.
     6.750% due 06/25/2028                               10,000           10,279
     6.500% due 07/25/2028                               14,470           14,764
     6.750% due 08/25/2028                               20,009           20,146
     6.250% due 10/25/2028                                7,000            6,950
Nationslink Funding Corp.
     6.654% due 02/10/2006                               19,624           20,777
     4.198% due 04/10/2007 (d)                           16,763           16,770
Nomura Asset Acceptance Corp.
     7.000% due 02/19/2030                                2,097            2,225
Nomura Asset Securities Corp.
     8.271% due 05/25/2024 (d)                              464              475
     6.590% due 03/15/2030                                  335              356
     7.120% due 04/13/2039                                  460              497
Norwest Asset Securities Corp.
     6.750% due 12/25/2012                               12,829           13,313
     6.500% due 04/25/2013                               19,078           19,786
     6.500% due 06/25/2013                               12,313           12,755
     7.500% due 03/25/2027                               40,048           41,159
     6.750% due 09/25/2027                                2,055            2,073
     6.350% due 04/25/2028                                  524              525
     6.750% due 05/25/2028                               40,707           41,417
     6.750% due 07/25/2028                               12,657           12,449
     6.250% due 08/25/2028                                2,334            2,352
     6.250% due 09/25/2028                                  378              378
     6.750% due 10/25/2028                               38,008           39,183
     6.500% due 12/25/2028                               39,751           40,483
     6.500% due 01/25/2029                                  393              395
     6.500% due 02/25/2029                               67,541           67,968
     5.950% due 04/25/2029                               74,651           75,095
     6.300% due 04/25/2029                                5,734            5,781
     6.200% due 04/25/2029                               77,385           78,632
     6.500% due 04/25/2029                               26,751           27,018
     6.250% due 05/25/2029                                  427              434
     6.000% due 05/25/2029                               19,713           19,884
     6.500% due 06/25/2029                               46,178           47,002
     6.750% due 08/25/2029                                  855              864
     6.500% due 10/25/2029                                1,960            1,972
     7.000% due 11/25/2029                               14,726           15,360
     7.250% due 02/25/2030                               19,756           20,744

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 75

Total Return Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)

Norwest Integrated Structured Assets, Inc.
     7.000% due 09/25/2029                               $ 3,658         $ 3,752
Paine Webber Mortgage Acceptance Corp.
     6.000% due 04/25/2009                                11,951          12,158
Patten Mortgage Trust
     7.250% due 08/01/2011 (d)                               289             292
PHH Mortgage Services Corp.
     7.178% due 11/18/2027                                   941             974
PNC Mortgage Securities Corp.
     6.750% due 06/25/2016                                 5,039           5,107
     7.000% due 10/25/2027                                35,623          36,175
     6.750% due 12/25/2027                                 7,230           7,199
     7.000% due 02/25/2028                                25,301          26,303
     6.981% due 02/25/2028                                 9,395           9,660
     6.500% due 02/25/2028                                    90              90
     6.625% due 03/25/2028                                 1,274           1,281
     7.000% due 05/25/2028                                 3,886           3,954
     6.750% due 07/25/2028                                 3,527           3,628
     6.550% due 07/25/2028                                24,500          24,975
     6.750% due 09/25/2028                                 3,996           4,111
     6.750% due 10/25/2028                                26,045          26,733
     6.750% due 12/25/2028                                21,709          22,231
     6.500% due 01/25/2029                                   993           1,008
     6.250% due 01/25/2029                                 9,263           9,290
     6.300% due 03/25/2029                                 9,989          10,036
     6.300% due 06/25/2029                                30,400          31,378
     6.200% due 06/25/2029                                42,230          43,359
     6.500% due 06/25/2029                                48,600          48,822
     7.000% due 06/25/2030                                11,303          11,672
     7.750% due 07/25/2030                                36,332          36,760
     4.263% due 12/25/2030 (d)                            26,036          26,076
     7.500% due 02/25/2031                                68,468          70,458
     7.500% due 05/25/2040 (d)                             2,111           2,148
PNC Mortgage Trust
     8.250% due 03/25/2030                                45,539          46,870
Prudential Home Mortgage Securities
     7.400% due 11/25/2007                                 1,202           1,233
     7.000% due 01/25/2008                                23,860          24,501
     6.750% due 07/25/2008                                   836             848
     6.400% due 04/25/2009                                    97              97
     6.950% due 11/25/2022                                   222             226
     7.000% due 07/25/2023                                 8,691           8,951
     6.750% due 10/25/2023                                10,166          10,121
     5.900% due 12/25/2023                                 2,326           2,347
     6.500% due 01/25/2024                                   351             354
     6.050% due 04/25/2024                                   986             985
     6.800% due 05/25/2024                                11,608          12,158
     6.450% due 11/25/2025                                 5,264           5,212
Prudential Securities Secured Financing Corp.
     6.074% due 01/15/2008                                11,349          11,841
Prudential-Bache Trust
     5.748% due 09/01/2018 (d)                               163             163
     8.400% due 03/20/2021                                 4,724           4,970
PSB Financial Corp. II
    11.050% due 12/01/2015                                   335             346
Regal Trust IV
     6.926% due 09/29/2031 (d)                               915             919
Resecuritization Mortgage Trust
     3.830% due 04/26/2021 (d)                                29              29
     6.750% due 06/19/2028                                18,022          18,484
     6.500% due 04/19/2029                                 3,298           3,383
Residential Accredit Loans, Inc.
     7.500% due 08/25/2027                                15,000          15,395
     7.000% due 02/25/2028                                41,115          42,803
     6.500% due 12/25/2028                                   400             406
     6.500% due 05/25/2029                                 3,000           3,049
     6.750% due 06/25/2029                                 1,149           1,163
     7.000% due 07/25/2029                                   318             323
     7.750% due 03/25/2030                                 1,218           1,223
Residential Asset Securitization Trust
     7.375% due 03/25/2027                                 5,142           5,282
     7.000% due 10/25/2027                                19,264          19,928
     7.000% due 01/25/2028                                20,000          20,869
     6.750% due 06/25/2028                                11,847          11,905
     6.500% due 12/25/2028                                 1,250           1,281
     6.500% due 03/25/2029                                22,700          23,416
     8.000% due 02/25/2030                                35,020          35,984
     8.000% due 04/25/2030                                 5,286           5,344
     4.505% due 09/25/2030 (d)                            11,878          11,953
Residential Funding Mortgage Securities, Inc.
     7.000% due 08/25/2008                                 1,523           1,525
     7.500% due 09/25/2011                                 7,522           7,667
     7.000% due 05/25/2012                                 3,095           3,186
     6.500% due 12/25/2012                                18,179          18,683
     7.143% due 12/01/2018 (d)                             1,803           1,807
     7.750% due 09/25/2022                                   265             264
     8.000% due 01/25/2023                                 1,781           1,782
     8.000% due 02/25/2023                                 6,323           6,365
     6.500% due 11/25/2023                                 1,660           1,680
     7.500% due 09/25/2025                                 4,609           4,623
     7.500% due 12/25/2025                                   901             931
     7.750% due 11/25/2026                                 9,000           9,366
     7.500% due 04/25/2027                                 4,579           4,679
     7.500% due 06/25/2027                                40,537          41,327
     7.500% due 07/25/2027                                24,748          25,451
     7.250% due 08/25/2027                                15,349          15,728
     7.250% due 10/25/2027                                26,561          27,310
     7.000% due 11/25/2027                                17,000          17,665
     6.750% due 02/25/2028                                29,709          30,457
     6.750% due 05/25/2028                                60,741          62,926
     6.750% due 06/25/2028                                62,987          63,727
     6.750% due 07/25/2028                                13,292          13,720
     6.750% due 08/25/2028                                35,000          35,733
     6.750% due 09/25/2028                                66,493          68,373
     6.500% due 10/25/2028                                52,000          52,797
     6.250% due 11/25/2028                                 3,000           3,001
     6.500% due 12/25/2028                                23,400          23,685
     6.500% due 01/25/2029                                72,314          72,917
     6.500% due 03/25/2029                                27,960          28,336
     6.200% due 05/25/2029                                16,322          16,333
     6.500% due 06/25/2029                                11,964          11,385
     6.750% due 07/25/2029                                22,600          23,306
     7.000% due 10/25/2029                                25,260          26,286
     7.500% due 11/25/2029                                12,338          12,808
     7.750% due 10/25/2030                                 9,637           9,792
     7.500% due 11/25/2030                                95,303          96,940
     6.329% due 06/25/2031                                64,784          65,674
Resolution Trust Corp.
     5.530% due 10/25/2021 (d)                               100             101
    11.060% due 10/25/2021                                    44              46
     8.625% due 10/25/2021                                    98              98
     8.127% due 10/25/2021 (d)                               108             107
     8.784% due 05/25/2022 (d)                             1,009           1,037
     6.090% due 08/25/2023 (d)                             1,442           1,457
     8.835% due 12/25/2023                                 3,094           3,090
     8.000% due 04/25/2025                                   152             151
     8.000% due 06/25/2026                                   245             244
     7.200% due 10/25/2028 (d)                            10,872          10,856
     7.598% due 10/25/2028 (d)                             3,861           3,890
     7.692% due 05/25/2029 (d)                             2,158           2,225
     7.582% due 05/25/2029 (d)                             2,006           2,086
     6.840% due 05/25/2029 (d)                             2,558           2,546
RMF Commercial Mortgage Securities, Inc.
     6.715% due 01/15/2019 (d)                               235             244
Ryan Mortgage Acceptance Corp. IV
     9.450% due 10/01/2016                                    62              68
Ryland Acceptance Corp.
    11.500% due 12/25/2016                                    71              78
Ryland Mortgage Securities Corp.
     8.200% due 06/25/2021                                    34              34
     8.159% due 08/25/2022 (d)                             1,429           1,428
     7.899% due 08/25/2029 (d)                             1,000           1,034
     6.993% due 10/25/2031 (d)                               937             938
    14.000% due 11/25/2031                                   617             625
SACO I, Inc.
     7.411% due 07/25/2030                                   136             136
     8.072% due 07/25/2030                                 7,791           7,994
     4.010% due 09/25/2040 (d)                               383             383


76 PIMCO Funds Semi-Annual Report 17 | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)

Salomon Brothers Mortgage Securities VII
     8.224% due 11/25/2022 (d)                        $       275    $       278
     7.295% due 09/25/2023                                  4,474          4,573
     7.591% due 10/25/2023 (d)                                107            108
     7.932% due 03/25/2024 (d)                                216            219
     8.449% due 07/01/2024 (d)                              3,142          3,193
     8.375% due 09/25/2024 (d)                                147            147
     8.153% due 10/25/2024 (d)                                239            243
     4.133% due 04/25/2029 (d)                              6,109          6,126
     4.173% due 04/25/2029 (d)                              2,662          2,672
     4.093% due 06/25/2029 (d)                             19,306         19,293
     4.193% due 09/25/2029 (d)                                200            200
     7.601% due 12/25/2030                                 60,609         61,576
Santa Barbara Savings & Loan Association
     9.500% due 11/20/2018                                  1,604          1,665
Sasco Floating Rate Commercial Mortgage Trust
     6.500% due 10/25/2031 (d)                            155,200        157,189
Saxon Mortgage Securities Corp.
     6.250% due 04/25/2009                                  1,401          1,419
     7.375% due 09/25/2023                                  6,372          6,561
     6.500% due 02/25/2024                                  1,066          1,069
Sears Mortgage Securities
    12.000% due 02/25/2014                                    440            462
     6.113% due 11/25/2021 (d)                                380            394
     7.431% due 10/25/2022 (d)                              1,460          1,477
     9.572% due 12/25/2028                                    244            243
Securitized Asset Sales, Inc.
     8.108% due 06/25/2023 (d)                                215            217
     7.410% due 09/25/2024 (d)                              8,612          8,758
Security Pacific National Bank
     6.871% due 03/25/2018 (d)                                 72             74
     7.430% due 09/25/2019 (d)                                381            395
Sequoia Mortgage Trust
     6.462% due 10/25/2024 (d)                             46,944         47,563
     6.350% due 09/25/2025 (d)                              4,014          4,076
Small Business Investment Cos.
     7.540% due 08/10/2009                                 91,241        100,414
     8.017% due 02/10/2010                                107,593        121,047
     7.640% due 03/10/2010                                 71,485         78,803
     7.452% due 09/01/2010                                 15,860         17,290
Starwood Asset Receivables Trust
     5.350% due 09/25/2022 (d)                                922            923
Starwood Commercial Mortgage Trust
     6.600% due 02/03/2009                                 10,507         11,138
Structured Asset Mortgage Investments, Inc.
     6.750% due 03/25/2028                                 22,137         22,420
     6.904% due 06/25/2028 (d)                             34,281         34,932
     6.250% due 11/25/2028                                 14,878         14,832
     6.750% due 01/25/2029                                 10,000         10,277
     6.300% due 05/25/2029                                 16,147         16,260
     6.577% due 06/25/2029 (d)                             27,446         28,214
     7.250% due 07/25/2029                                 12,616         12,735
     7.205% due 02/25/2030 (d)                                740            751
     6.750% due 05/02/2030                                 25,000         24,896
Structured Asset Notes Transactions Ltd.
     6.650% due 08/30/2005 (d)                             15,126         15,434
Structured Asset Securities Corp.
     7.000% due 02/25/2016                                 24,738         25,321
     7.500% due 07/25/2016                                 53,121         54,718
     7.000% due 12/25/2027                                 51,500         53,447
     7.750% due 02/25/2028                                  3,940          4,147
     3.411% due 02/25/2030 (d)                              1,167          1,170
     4.405% due 11/25/2030 (d)                             28,001         27,833
     4.243% due 05/25/2031 (d)                             18,601         18,536
Structured Mortgage Asset Residential Trust
     7.584% due 07/25/2024                                    178            186
Superannuation Members Home Loans Global Fund
     4.140% due 06/15/2026 (d)                             20,900         20,920
TMA Mortgage Funding Trust
     3.041% due 01/25/2029 (d)                             29,285         29,285
Torrens Trust
     3.750% due 07/15/2031 (d)                              9,833          9,833
Union Planters Mortgage Finance Corp.
     6.750% due 01/25/2028                                  4,000          4,059
     6.800% due 01/25/2028                                 15,000         15,730
United Mortgage Securities Corp.
     7.253% due 06/25/2032                                 16,082         15,869
     7.269% due 09/25/2033 (d)                                891            874
Vendee Mortgage Trust
     7.500% due 08/15/2017                                     71             71
     7.750% due 05/15/2018                                    387            397
     6.500% due 05/15/2020                                 30,510         31,687
     7.750% due 05/15/2022                                    315            343
     6.837% due 01/15/2030                                 14,880         15,538
Washington Mutual, Inc.
     3.954% due 07/26/2003 (d)                             43,188         43,188
     7.500% due 11/19/2029                                    600            624
     6.014% due 10/19/2039                                  3,000          3,109
     6.394% due 10/19/2039                                143,394        148,786
     6.604% due 10/19/2039 (d)                             90,270         90,982
     7.371% due 12/25/2040 (d)                             31,514         31,624
     7.176% due 01/25/2041 (d)                             91,163         91,597
Wells Fargo Mortgage-Backed Securities Trust
     7.500% due 01/25/2031                                  5,223          5,335
     6.660% due 10/25/2031 (d)                             39,390         40,146
Western Federal Savings & Loan Association
     7.997% due 06/25/2021 (d)                              1,756          1,762
                                                                     -----------
                                                                      11,451,379
                                                                     -----------
Fannie Mae 1.7%
     5.500% due 01/01/2004-12/01/2030 (k)                  22,284         21,714
     5.909% due 09/01/2017 (d)                              4,169          4,195
     6.000% due 11/01/2003-07/01/2031 (d)(k)              151,285        151,258
     6.090% due 12/01/2008                                     48             50
     6.199% due 04/01/2027 (d)                                 72             74
     6.206% due 09/01/2024 (d)                              1,199          1,227
     6.210% due 08/01/2010                                 50,536         52,699
     6.219% due 09/01/2024 (d)                              1,382          1,406
     6.247% due 09/01/2029 (d)                                532            549
     6.255% due 09/01/2013                                 64,000         65,763
     6.297% due 10/01/2040 (d)                             17,034         17,398
     6.320% due 10/01/2013                                  4,280          4,487
     6.420% due 12/01/2007                                    150            159
     6.498% due 10/01/2040 (d)                             18,377         18,412
     6.500% due 04/01/2003-06/01/2031 (k)                  28,305         29,032
     6.502% due 10/01/2030 (d)                             23,625         24,130
     6.550% due 01/01/2008                                    941          1,004
     6.555% due 08/01/2028                                  2,223          2,240
     6.566% due 04/01/2026 (d)                                873            901
     6.626% due 12/01/2027 (d)                              5,533          5,739
     6.663% due 01/01/2018 (d)                              1,012          1,040
     6.671% due 08/01/2027 (d)                             25,681         26,239
     6.723% due 05/01/2030 (d)                                190            195
     6.730% due 11/01/2007                                  1,127          1,212
     6.750% due 08/01/2003                                    101            102
     6.847% due 07/01/2003                                     61             62
     6.883% due 06/01/2024 (d)                                544            560
     6.899% due 07/01/2024 (d)                              3,070          3,151
     6.925% due 10/01/2027 (d)                              3,495          3,593
     6.977% due 11/01/2025 (d)                                346            357
     6.982% due 06/01/2007                                    458            496
     7.000% due 07/01/2003-09/01/2031 (k)                  87,987         90,801
     7.001% due 05/01/2024 (d)                              1,606          1,628
     7.103% due 09/01/2022 (d)                                703            726
     7.107% due 06/01/2023 (d)                              1,069          1,099
     7.192% due 05/01/2026 (d)                                350            357
     7.209% due 10/01/2024 (d)                                235            241
     7.240% due 11/01/2025 (d)                              2,458          2,504
     7.250% due 05/01/2002-01/01/2023 (k)                   9,414          9,643
     7.265% due 02/01/2028 (d)                                705            727
     7.324% due 05/01/2025 (d)                              1,999          2,048
     7.350% due 09/01/2027 (d)                              1,092          1,122
     7.370% due 11/01/2025 (d)                                894            916
     7.385% due 09/01/2022 (d)                                594            608
     7.425% due 06/01/2030 (d)                             30,477         31,683
     7.460% due 08/01/2029                                  3,925          4,297
     7.474% due 05/01/2023 (d)                              1,886          1,927
     7.496% due 08/01/2026 (d)                              1,232          1,264
     7.500% due 10/01/2002-05/01/2031 (k)                  19,333         20,357
     7.505% due 04/01/2027 (d)                                408            418


See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 77

Total Return Fund
September 30, 2001 (Unaudited)

                                                      Principal
                                                         Amount            Value
                                                         (000s)           (000s)

     7.598% due 07/01/2019 (d)                         $    554         $    568
     7.663% due 09/01/2025 (d)                              739              747
     7.710% due 11/01/2025 (d)                            1,395            1,426
     7.717% due 03/01/2025 (d)                            2,059            2,109
     7.750% due 06/01/2009                                  135              142
     7.780% due 01/01/2018                                2,220            2,559
     7.791% due 08/01/2027 (d)                              705              731
     7.850% due 07/01/2018                                6,658            7,532
     7.886% due 01/01/2026 (d)                              712              733
     7.900% due 08/01/2023 (d)                              351              373
     7.903% due 05/01/2022 (d)                              419              419
     7.920% due 03/01/2018                                2,734            3,188
     7.980% due 05/01/2030                                6,652            7,012
     7.995% due 10/01/2024 (d)                              896              921
     8.000% due 04/01/2002-06/01/2031 (d)(k)            156,767          164,523
     8.038% due 10/01/2023 (d)                              690              727
     8.060% due 04/01/2030                                1,847            1,948
     8.080% due 04/01/2030                                1,011            1,067
     8.200% due 12/01/2023 (d)                              587              591
     8.250% due 10/01/2008-03/01/2030 (k)                 2,116            2,404
     8.252% due 03/01/2026 (d)                            1,001            1,036
     8.261% due 01/01/2024 (d)                              368              378
     8.315% due 01/01/2024 (d)                              288              297
     8.342% due 02/01/2026 (d)                              390              403
     8.361% due 01/01/2024 (d)                              940              966
     8.381% due 11/01/2023 (d)                              418              429
     8.401% due 12/01/2023 (d)                              129              132
     8.406% due 10/01/2023 (d)                              216              221
     8.425% due 09/01/2023 (d)                            1,594            1,607
     8.429% due 12/01/2023 (d)                              717              741
     8.490% due 06/01/2025                                  986            1,054
     8.500% due 11/01/2001-09/01/2030 (k)                 6,416            6,847
     8.585% due 01/01/2024 (d)                               61               63
     8.664% due 11/01/2023 (d)                              130              135
     9.000% due 10/01/2004-12/01/2027 (k)                 7,750            8,476
     9.500% due 12/01/2006-07/01/2026 (k)                 7,043            7,644
     9.750% due 11/01/2008                                   40               44
    10.000% due 09/01/2003-05/01/2022 (k)                 1,337            1,478
    10.500% due 11/01/2013-04/01/2022 (k)                   491              544
    10.750% due 03/01/2014                                   23               25
    11.000% due 11/01/2013-11/01/2020 (k)                   224              252
    11.500% due 08/20/2016-11/01/2019 (k)                    65               74
    12.000% due 05/01/2016                                    7                8
    12.500% due 10/01/2015                                   25               29
    13.000% due 09/01/2013                                   21               25
    13.250% due 09/01/2011                                   10               12
    14.500% due 11/01/2011-01/01/2013 (k)                    25               30
    14.750% due 08/01/2012                                  129              157
    15.000% due 10/01/2012                                   72               88
    15.500% due 10/01/2012-12/01/2012 (k)                    14               16
    15.750% due 12/01/2011-08/01/2012 (k)                    79               97
    16.000% due 09/01/2012                                   89              108
                                                                       ---------
                                                                         844,946
                                                                       ---------
Federal Housing Administration 1.0%
     6.000% due 03/20/2028                                4,195            4,190
     6.750% due 07/15/2031                                1,444            1,527
     6.755% due 03/01/2041                               16,168           16,259
     6.780% due 07/25/2040                                7,619            7,881
     6.790% due 05/01/2039                               10,781           10,619
     6.830% due 12/01/2039                                3,497            3,644
     6.875% due 11/01/2015                                3,153            3,177
     6.880% due 10/01/2040-02/01/2041 (k)                21,659           21,766
     6.896% due 07/01/2020                               21,770           21,732
     6.900% due 12/01/2040                               22,769           23,861
     6.930% due 07/01/2014-01/01/2036 (k)                20,950           21,947
     6.961% due 05/01/2016                                7,480            7,500
     7.050% due 03/25/2040                                4,517            4,773
     7.110% due 05/01/2019                                4,375            4,445
     7.125% due 03/01/2034                                4,382            4,425
     7.150% due 01/25/2029                                9,519            9,627
     7.211% due 12/01/2021                                2,632            2,619
     7.250% due 06/01/2040                                8,263            9,034
     7.310% due 06/01/2041                               23,622           25,147
     7.315% due 08/01/2019                               29,805           30,629
     7.350% due 11/01/2020-11/01/2022 (k)                 9,908           10,092
     7.375% due 02/01/2018-01/01/2024 (k)                16,177           16,590
     7.400% due 01/25/2020-02/01/2021 (k)                14,898           15,257
     7.430% due 12/01/2016-06/25/2024 (k)               102,117          103,687
     7.450% due 12/01/2021-10/01/2023 (k)                15,777           16,047
     7.460% due 01/01/2023                                2,210            2,251
     7.465% due 11/01/2019                               27,380           27,971
     7.500% due 03/01/2032-03/31/2032 (k)                 3,370            3,539
     7.580% due 12/01/2040                                7,413            7,644
     7.630% due 08/01/2041                               17,747           18,966
     7.650% due 11/01/2018                                  134              139
     7.750% due 11/15/2039                                  579              641
     7.780% due 11/01/2040                                7,405            7,737
     7.880% due 03/01/2041                               13,423           14,293
     7.930% due 05/01/2016                                1,850            1,937
     8.250% due 10/29/2023-01/01/2041 (k)                 9,438           10,007
     8.378% due 11/07/2012                                  233              248
                                                                       ---------
                                                                         491,848
                                                                       ---------
Freddie Mac 0.9%
     5.000% due 12/15/2020                                  198              200
     5.500% due 10/01/2008-10/14/2029 (k)                 3,600            3,568
     5.625% due 06/01/2017 (d)                               14               14
     6.000% due 01/01/2011-10/16/2030 (d)(k)            195,713          195,840
     6.250% due 04/01/2017 (d)                               26               27
     6.408% due 06/01/2024 (d)                            1,399            1,450
     6.500% due 11/01/2002-07/01/2029 (k)                 9,151            9,480
     6.503% due 08/01/2023 (d)                              573              580
     6.531% due 11/01/2026 (d)                            4,396            4,411
     6.545% due 08/01/2024 (d)                              166              171
     6.571% due 09/01/2023 (d)                            1,381            1,391
     6.592% due 12/01/2026 (d)                            4,644            4,744
     6.606% due 07/01/2022 (d)                              580              596
     6.632% due 07/01/2023 (d)                              407              413
     6.638% due 08/01/2023 (d)                              229              230
     6.713% due 08/01/2023 (d)                            3,599            3,647
     6.755% due 11/01/2028 (d)                           15,623           16,166
     6.775% due 11/01/2003                                   46               45
     6.834% due 06/01/2022 (d)                              869              884
     6.886% due 07/01/2025 (d)                            4,994            5,082
     6.896% due 10/01/2023 (d)                              831              858
     6.946% due 05/01/2023 (d)                              515              530
     7.000% due 10/01/2002-12/01/2030 (k)                53,294           55,275
     7.233% due 09/01/2023 (d)                            6,155            6,258
     7.250% due 11/01/2008                                  125              130
     7.252% due 07/01/2024 (d)                            1,098            1,126
     7.258% due 09/01/2027 (d)                            1,898            2,002
     7.439% due 08/01/2023 (d)                                6                6
     7.446% due 07/01/2023 (d)                            1,223            1,226
     7.481% due 10/01/2023 (d)                               77               76
     7.500% due 09/01/2003-02/01/2031 (k)                14,173           14,716
     7.550% due 01/01/2020 (d)                              199              204
     7.566% due 05/01/2023 (d)                              600              616
     7.580% due 05/01/2023 (d)                            1,033            1,080
     7.598% due 06/01/2024 (d)                            2,060            2,113
     7.616% due 12/01/2022 (d)                              208              213
     7.621% due 09/01/2023 (d)                              831              829
     7.645% due 05/01/2025                                2,653            2,920
     7.688% due 04/01/2023 (d)                              213              223
     7.804% due 07/01/2030 (d)                           73,771           78,531
     7.835% due 08/01/2023 (d)                            6,160            6,328
     7.853% due 09/01/2023 (d)                              849              868
     7.856% due 11/01/2023 (d)                              252              252
     7.875% due 09/01/2018 (d)                              478              489
     7.980% due 11/01/2023 (d)                               38               38
     7.983% due 10/01/2023 (d)                              856              861
     8.000% due 01/01/2002-03/01/2030 (k)                 5,682            5,954
     8.111% due 11/01/2023 (d)                              256              258
     8.156% due 06/01/2022 (d)                              290              299
     8.172% due 04/01/2029 (d)                              841              866
     8.200% due 04/01/2024 (d)                            4,840            4,955
     8.243% due 10/01/2023 (d)                            1,175            1,201
     8.250% due 12/01/2002-01/01/2019 (d)(k)                170              175
     8.329% due 10/01/2023 (d)                              520              531
     8.365% due 11/01/2023 (d)                               73               74

78 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompnaying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)

     8.459% due 01/01/2024 (d)                         $       311   $       319
     8.465% due 01/01/2024 (d)                                 267           277
     8.500% due 10/01/2001-06/01/2030 (k)                    3,771         3,998
     8.664% due 12/01/2023 (d)                                 917           948
     8.750% due 01/01/2007-12/01/2010 (k)                       44            47
     9.000% due 01/01/2002-07/01/2030 (k)                      783           838
     9.250% due 06/01/2009-11/01/2013 (k)                       64            69
     9.500% due 06/01/2002-12/01/2022 (k)                    1,097         1,196
     9.750% due 11/01/2004-05/01/2009 (k)                       30            33
    10.000% due 06/01/2004-03/01/2021 (k)                      648           701
    10.250% due 04/01/2009-05/01/2009 (k)                      866           946
    10.500% due 10/01/2017-01/01/2021 (k)                      289           326
    10.750% due 09/01/2010                                      32            35
    11.000% due 11/01/2009-05/01/2020 (k)                      519           581
    11.250% due 10/01/2009-09/01/2015 (k)                       17            19
    11.500% due 01/01/2018                                      52            58
    12.500% due 12/01/2012                                      13            15
    13.250% due 10/01/2013                                      77            90
    14.000% due 04/01/2016                                      15            18
    15.500% due 08/01/2011-11/01/2011 (k)                       10            13
    16.250% due 05/01/2011                                       1             2
                                                                     -----------
                                                                         451,549
                                                                     -----------
Government National Mortgage Association 46.1%
     5.000% due 06/20/2022-06/20/2026 (d)(k)                   778           794
     5.500% due 05/20/2028-10/23/2030 (d)(k)                28,461        28,127
     5.650% due 10/15/2012                                      10            10
     5.875% due 02/20/2016 (d)                                 157           159
     6.000% due 10/15/2008-07/15/2031 (d)(k)             3,039,696     3,056,297
     6.375% due 05/20/2017-01/20/2028 (d)(k)               402,597       411,397
     6.500% due 10/15/2008-09/15/2040 (d)(k)            11,402,794    11,666,216
     6.625% due 01/15/2040                                   9,563        10,044
     6.670% due 08/15/2040                                     957         1,002
     6.750% due 01/15/2002-08/20/2026 (d)(k)                18,237        18,612
     6.800% due 05/15/2040                                   2,981         3,149
     6.820% due 04/15/2040                                  16,890        17,884
     6.875% due 04/20/2023-02/15/2040 (d)(k)                 1,207         1,275
     7.000% due 10/15/2003-01/03/2041 (d)(k)             1,329,966     1,378,337
     7.125% due 10/20/2019-11/20/2027 (d)(k)                19,604        20,256
     7.250% due 08/20/2024 (d)                                 279           284
     7.375% due 06/20/2021-05/20/2028 (d)(k)                26,028        26,550
     7.500% due 01/15/2003-01/15/2041 (k)                2,910,571     3,038,932
     7.625% due 12/20/2015-12/20/2027 (d)(k)               239,756       247,371
     7.700% due 03/15/2041                                   6,741         6,888
     7.750% due 01/15/2002-09/20/2027 (d)(k)               301,478       310,770
     8.000% due 08/15/2005-10/22/2031 (d)(k)             1,857,680     1,952,959
     8.125% due 05/15/2041                                   3,673         4,023
     8.250% due 07/15/2002-08/20/2027 (d)(k)                 1,023         1,094
     8.500% due 03/20/2006-10/22/2031 (d)(k)                73,291        77,574
     8.750% due 03/15/2007-07/20/2025 (d)(k)                   254           269
     9.000% due 12/15/2001-07/20/2022 (k)                    5,195         5,666
     9.250% due 07/15/2003-12/20/2016 (k)                      112           120
     9.500% due 12/15/2003-07/15/2025 (k)                    4,886         5,414
     9.750% due 09/15/2002-07/15/2004 (k)                       43            46
    10.000% due 08/20/2004-02/15/2025 (k)                    4,307         4,832
    10.250% due 02/20/2019                                      22            25
    10.500% due 06/15/2004-09/15/2021 (k)                      533           603
    11.000% due 05/15/2004-04/20/2019 (k)                      262           290
    11.250% due 12/20/2015                                      29            33
    11.500% due 10/15/2010-10/15/2015 (k)                       81            93
    12.000% due 11/15/2012-05/15/2016 (k)                      438           515
    12.500% due 01/15/2011                                       1             1
    13.000% due 12/15/2012-10/15/2014 (k)                       16            20
    13.250% due 10/20/2014                                      19            23
    13.500% due 10/15/2012-09/15/2014 (k)                       69            84
    15.000% due 02/15/2012-10/15/2012 (k)                       89           109
    16.000% due 10/15/2011-05/15/2012 (k)                      134           162
    17.000% due 11/15/2011-12/15/2011 (k)                       54            66
                                                                     -----------
                                                                      22,298,375
                                                                     -----------
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
     7.200% due 07/25/2024                                     152             5
     7.500% due 08/25/2024                                     823            39
Chase Mortgage Finance Corp. (IO)
     9.000% due 08/25/2023                                      98             1
Fannie Mae (IO)
     6.500% due 05/25/2005                                     466            34
     6.500% due 07/25/2006                                     102             1
   727.220% due 09/25/2006                                       1             2
     6.500% due 02/25/2007                                     472            12
     6.500% due 07/25/2007                                      68             1
     6.500% due 09/25/2007                                     655            21
     6.500% due 10/25/2007                                     173             5
     6.500% due 09/25/2008                                     818            66
     0.950% due 03/25/2009 (d)                              22,619           418
     6.500% due 07/25/2018                                     316             9
     6.500% due 08/25/2020                                   1,497            63
     7.500% due 04/25/2021                                   1,108           105
   903.213% due 08/25/2021                                       4            78
     0.950% due 11/25/2021 (d)                              15,968           233
  1000.000% due 04/25/2022                                       2            44
     6.500% due 10/25/2022                                      69             6
     6.500% due 01/25/2023                                   3,026           394
     3.663% due 02/25/2023 (d)                               9,344           803
     8.000% due 08/18/2027                                     207            38
Fannie Mae (PO)
     0.000% due 09/01/2007                                     504           470
     0.000% due 08/25/2023                                     266           228
Freddie Mac (IO)
  1182.580% due 08/15/2007                                       7           125
     5.750% due 09/15/2007 (d)                               3,765           395
     6.000% due 10/15/2007                                     102             5
     6.000% due 01/15/2008                                      30             1
     5.428% due 02/15/2008 (d)                                 397            33
     7.000% due 08/15/2008                                   2,036           196
     6.400% due 10/15/2008                                      34             4
     6.500% due 11/15/2008                                   1,127           152
     7.000% due 04/15/2018                                      65             0
     6.500% due 10/15/2018                                     131             2
   884.500% due 01/15/2021                                       1            15
  1007.500% due 02/15/2022                                       2            45
     9.000% due 05/15/2022                                      72            13
     7.000% due 06/15/2023                                   2,446           266
     7.000% due 06/15/2023                                   3,700           500
     6.500% due 09/15/2023                                     187            21
Paine Webber CMO Trust (IO)
  1359.500% due 08/01/2019                                       1            24
Prudential Home Mortgage Securities (IO)
  1007.070% due 10/25/2023                                       2            17
Vendee Mortgage Trust (IO)
     0.542% due 06/15/2023 (d)                             130,232         2,383
                                                                     -----------
                                                                           7,273
                                                                     -----------
Total Mortgage-Backed Securities                                      35,545,370
(Cost $34,860,503)                                                   -----------


ASSET-BACKED SECURITIES 5.7%

Aames Mortgage Trust
     3.848% due 06/15/2027                                     437           438
     7.589% due 10/15/2029                                     143           153
     4.439% due 11/25/2030 (d)                              37,221        37,329
ABFS Equipment Contract Trust
     6.100% due 10/15/2005                                      34            33
ABSC Long Beach Home Equity Loan Trust
     4.684% due 07/21/2030 (d)                                 375           376
     4.344% due 08/21/2030 (d)                             106,327       106,455
Accredited Mortgage Loan Trust
     4.149% due 02/25/2030 (d)                              35,942        36,026
Ace Securities Corp.
     4.409% due 11/25/2028 (d)                                 737           739
Advanta Mortgage Loan Trust
     4.325% due 05/25/2027 (d)                                 667           665
     4.205% due 08/25/2029 (d)                               1,927         1,935
     4.464% due 11/25/2029 (d)                               1,365         1,366
     8.250% due 08/25/2030                                   7,954         8,649
Advanta Revolving Home Equity Loan Trust
     4.175% due 01/25/2024 (d)                              17,850        17,913
     4.339% due 08/25/2024 (d)                              16,659        16,659
     4.339% due 02/25/2025 (d)                              10,049        10,056

          See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report   79

Total Return Fund
September 30, 2001 (Unaudited)

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)

Aerco Ltd.
     4.573% due 07/15/2025 (d)                              $  38,200  $  38,259
AESOP Funding II LLC
     3.308% due 11/20/2006 (d)                                 15,500     15,418
AFC Home Equity Loan Trust
     2.961% due 06/25/2030 (d)                                  2,316      2,320
     4.085% due 01/25/2031 (d)                                    535        534
American Express Master Trust
     7.850% due 08/15/2005                                        220        243
American Stores Co.
     4.625% due 08/30/2004                                     20,000     19,776
Americredit Automobile Receivable Trust
     5.780% due 05/12/2003                                     23,014     23,107
     4.340% due 09/05/2006 (d)                                 15,000     15,039
Ameriquest Mortgage Securities, Inc.
     3.788% due 07/15/2003 (d)                                 29,348     29,415
     3.960% due 06/15/2030 (d)                                  9,213      9,238
Amresco Residential Securities Mortgage Loan Trust
     2.851% due 07/25/2027 (d)                                      1          1
Arcadia Automobile Receivables Trust
     6.300% due 07/15/2003                                     10,539     10,613
     6.900% due 12/15/2003                                     13,262     13,478
Argentina Funding Corp.
     3.318% due 05/20/2003 (d)                                  5,000      5,008
Asset Backed Securities Home Equity Corp.
     3.748% due 06/15/2031 (d)                                 26,949     26,994
Bank One Heloc Trust
     3.870% due 04/20/2020 (d)                                 29,708     29,734
Bay View Auto Trust
    7.640% due 11/25/2010                                         310        328
Bayview Financial Acquisition Trust
     4.639% due 02/25/2029 (d)                                  3,663      3,674
     4.689% due 11/25/2029 (d)                                  8,837      8,873
     4.469% due 02/25/2030 (d)                                 18,328     18,343
     4.479% due 07/25/2030 (d)                                 56,031     56,031
     4.469% due 11/25/2030 (d)                                 43,360     43,523
     2.941% due 07/25/2031 (d)                                 35,296     35,236
Bayview Financial Asset Trust
     4.193% due 04/25/2031 (d)                                 95,301     95,376
Bear Stearn Asset Backed Securities
     3.900% due 10/25/2034 (d)                                  2,443      2,449
BMCA Receivables Master Trust
     4.304% due 09/20/2002 (d)                                 15,000     15,000
Brazos Student Loan Finance Co.
     4.550% due 06/01/2023 (d)                                 55,700     55,592
     4.030% due 12/01/2025 (d)                                 32,895     32,754
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                        192        192
     5.905% due 12/15/2005                                        687        685
Captec Franchise Trust
     7.892% due 10/15/2010                                      1,241      1,221
Champion Home Equity Loan Trust
     4.095% due 03/25/2029 (d)                                  3,539      3,540
     4.193% due 09/25/2029                                     20,097     20,134
Charming Shoppes Master Trust
     4.280% due 08/15/2008 (d)                                    250        251
Chase Credit Card Master Trust
     6.660% due 01/15/2007                                      1,390      1,491
Chase Funding Mortgage Loan Asset-Backed Certificates
     4.309% due 10/25/2030 (d)                                 46,432     46,388
Cityscape Home Equity Loan Trust
     7.650% due 09/25/2025                                        180        191
Community Program Loan Trust
     4.500% due 10/01/2018                                     22,076     21,524
     4.500% due 04/01/2029                                     26,000     22,230
Compucredit Credit Card Master Trust
     3.708% due 03/15/2007 (d)                                 16,000     15,995
Conseco Finance
     7.520% due 05/15/2014                                      6,468      6,518
     7.800% due 05/15/2020                                        175        190
     3.858% due 10/15/2031 (d)                                 19,187     19,257
Conseco Finance Home Loan Trust
     6.980% due 06/15/2011                                      3,582      3,613
     8.080% due 02/15/2022                                     20,300     21,522
Conseco Finance Lease LLC
     7.250% due 04/20/2003                                     10,820     10,919
Conseco Finance Securitizations Corp.
     8.850% due 12/01/2031                                     20,000     23,825
     7.970% due 05/01/2032                                     25,600     28,171
     8.310% due 05/01/2032                                     48,800     53,162
     7.180% due 05/01/2032                                     11,857     12,033
Contimortgage Home Equity Loan Trust
     6.770% due 01/25/2018                                     26,209     26,425
     6.990% due 03/15/2021                                        256        263
     6.930% due 11/25/2022                                     36,800     37,885
     7.220% due 01/15/2028                                         80         84
     3.780% due 06/15/2028 (d)                                  1,117      1,116
     3.698% due 08/15/2028 (d)                                    443        444
CPS Auto Trust
     6.000% due 08/15/2003                                         34         34
Cross Country Master Credit Card Trust II
     3.988% due 06/15/2006 (d)                                  4,600      4,635
CS First Boston Mortgage Securities Corp.
     6.750% due 09/25/2028                                      6,960      7,164
     3.930% due 08/25/2031 (d)                                  4,700      4,700
Delta Funding Home Equity Loan Trust
     5.950% due 10/15/2012                                         36         36
     3.898% due 09/15/2029 (d)                                  7,647      7,683
     3.808% due 06/15/2030 (d)                                 25,245     25,262
Denver Arena Trust
     6.940% due 11/15/2019                                      2,808      2,928
Discover Card Master Trust I
     6.850% due 07/17/2007                                        960      1,036
     4.015% due 10/16/2013 (d)                                    400        404
Duck Auto Grantor Trust
     5.650% due 03/15/2004                                        801        802
     6.450% due 04/15/2004                                        221        221
     7.260% due 05/15/2005                                     19,653     19,606
Embarcadero Aircraft Securitization Trust
     3.968% due 08/15/2025 (d)                                 14,400     14,400
EQCC Home Equity Loan Trust
     6.548% due 04/25/2010                                         47         47
     3.648% due 10/15/2027 (d)                                    549        549
     7.448% due 08/25/2030                                        204        217
Equivantage Home Equity Loan Trust
     6.550% due 10/25/2025                                         61         62
First Alliance Mortgage Loan Trust
     4.020% due 01/25/2025 (d)                                    372        372
     3.438% due 03/20/2031 (d)                                 14,192     14,215
First Security Auto Grantor Trust
     5.970% due 04/15/2004                                         50         50
Firstcity Auto Receivables Trust
     7.400% due 12/15/2005                                      2,359      2,438
FMAC Loan Receivables Trust
     7.900% due 04/15/2019                                         20         20
     6.200% due 09/15/2020                                         59         60
     6.500% due 09/15/2020                                        192        186
     6.830% due 09/15/2020                                        680        681
Franklin Auto Loan Funding LLC
     5.930% due 06/18/2003                                        247        249
GE Capital Equipment Lease Trust
     6.850% due 05/20/2008 (d)                                    208        216
GMAC Mortgage Corp. Loan Trust
     4.471% due 11/18/2025 (d)                                 33,154     33,298
     7.950% due 03/25/2030                                     23,637     25,326
Green Tree Financial Corp.
     6.240% due 11/01/2016                                        196        201
     5.760% due 11/01/2018                                        145        148
     8.300% due 05/15/2026                                      2,000      2,179
     6.490% due 03/15/2028                                     11,592     11,704
     6.420% due 11/15/2028                                        115        115
     6.870% due 02/01/2030                                      1,620      1,666
     6.660% due 06/01/2030                                      1,405      1,355
     6.480% due 12/01/2030                                         55         58
     7.860% due 04/01/2031                                        400        423
Green Tree Floorplan Receivables Master Trust
     3.840% due 11/15/2004 (d)                                 56,000     56,078
Green Tree Home Improvement Loan Trust
     4.138% due 11/15/2029 (d)                                  1,914      1,911


80 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)        (000s)

Green Tree Recreational, Equipment, & Consumables
     6.430% due 04/17/2006                                $    829      $    836
     6.715% due 02/01/2009                                  33,136        34,976
     6.490% due 02/15/2018                                      10            11
     6.180% due 06/15/2019                                  21,214        21,983
Greenpoint Manufactured Housing
     7.270% due 06/15/2029                                     110           116
Headlands Home Equity Loan Trust
     4.138% due 12/15/2024 (d)                                 261           263
HFC Home Equity Loan
     6.830% due 12/20/2016                                      28            28
Household Consumer Loan Trust
     4.543% due 08/15/2006 (d)                              15,203        15,027
IMC Home Equity Loan Trust
     7.630% due 07/25/2026 (d)                                 426           442
     3.989% due 08/20/2029                                     113           113
IMPAC Secured Assets CMN Owner Trust
     7.770% due 07/25/2025                                   1,841         1,922
Indymac Home Equity Loan Asset-Backed Trust
     3.840% due 10/25/2029 (d)                               2,030         2,040
     4.379% due 07/25/2030 (d)                               8,110         8,128
Indymac Manufactured Housing Contract
     6.170% due 12/25/2011                                   3,817         3,872
Keystone Owner Trust
     6.840% due 12/25/2018                                   2,000         2,070
Long Beach Auto Receivables Trust
     6.940% due 09/19/2007                                   2,421         2,501
Long Beach Mortgage Loan Trust
     4.781% due 01/21/2031 (d)                              10,295        10,308
Marriott Vacation Club Owner Trust
     3.408% due 09/20/2017 (d)                              67,602        66,926
Mellon Bank Home Equity
     6.520% due 07/25/2010                                      64            64
     5.900% due 10/25/2010                                   5,677         5,712
Merit Securities Corp.
     6.160% due 07/28/2033                                   2,234         2,238
     7.880% due 12/28/2033                                  34,400        37,497
Mesa Trust Asset Backed Certificates
     3.910% due 05/15/2033 (d)                               7,330         7,330
Metris Master Trust
     4.734% due 04/20/2006 (d)                              20,000        20,091
Metropolitan Asset Funding, Inc.
     4.253% due 04/25/2029 (d)                               9,924         9,862
Mid-State Trust
     8.330% due 04/01/2030                                  57,377        63,700
MLCC Mortgage Investors, Inc.
     4.020% due 03/15/2025 (d)                                 310           311
Morgan Stanley ABS Capital, Inc.
     4.389% due 08/25/2030 (d)                             111,226       111,502
MPC Natural Gas Funding Trust
     6.200% due 03/15/2013                                   8,652         9,288
MSDWCC Heloc Trust
     4.370% due 09/25/2010 (d)                              30,189        30,118
Myra-United Mexican States
     4.563% due 10/20/2006 (d)                                 348           338
     4.563% due 12/23/2006 (d)                                 714           693
     6.413% due 12/23/2006 (d)                               6,475         6,281
     4.563% due 12/23/2006 (d)                               6,046         5,918
     4.513% due 12/23/2006 (d)                                 818           794
     4.563% due 12/23/2006 (d)                               2,432         2,359
National Medical Care
     4.438% due 09/30/2003 (d)                              28,564        28,278
New Century Home Equity Loan Trust
     7.540% due 06/25/2029                                     168           179
Novastar Home Equity Loan
     2.936% due 04/25/2028 (d)                                 855           855
     3.930% due 01/25/2031 (d)                               6,092         6,101
NPF XII, Inc.
     4.355% due 03/01/2003 (d)                               2,600         2,597
     7.050% due 06/01/2003 (d)                              50,750        52,037
     5.084% due 11/01/2003 (d)                              46,000        46,000
Oakwood Mortgage Investors, Inc.
     6.200% due 01/15/2015                                     319           325
Option One Mortgage Loan Trust
     2.951% due 09/25/2030 (d)                              36,612        36,695
Provident Bank Equipment Lease Trust
     4.105% due 11/25/2011 (d)                              25,266        25,151
Provident Bank Home Equity Loan Trust
     4.129% due 06/25/2021 (d)                              24,789        24,835
Providian Gateway Master Trust
     3.708% due 03/15/2007 (d)                              28,900        29,002
     3.768% due 03/16/2009 (d)                              29,500        29,555
     3.788% due 04/15/2009 (d)                              19,000        19,142
Providian Master Trust
     6.250% due 06/15/2007                                      25            26
PSB Lending Home Loan Owner Trust
     6.830% due 05/20/2018                                     514           514
Residential Asset Mortgage Products, Inc.
     3.870% due 09/25/2030 (d)                              28,969        28,391
     7.980% due 12/25/2030                                  24,463        26,532
Residential Asset Securities Corp.
     6.600% due 06/25/2020                                   6,629         6,667
     7.075% due 09/25/2020                                     150           152
     7.998% due 10/25/2024 (d)                               3,630         3,743
     3.880% due 10/25/2027 (d)                               1,342         1,345
Residential Asset Securitization Trust
     6.750% due 03/25/2028                                  40,000        40,873
RJR Nabisco
     7.500% due 01/01/2002 (d)                              19,948        19,948
Ryder Vehicle Lease Trust
     6.430% due 01/15/2003                                      74            74
SallieMae
     4.041% due 07/25/2004 (d)                                 630           629
     4.173% due 10/25/2004 (d)                               9,993         9,997
     4.203% due 10/25/2005 (d)                              13,543        13,565
     4.123% due 10/25/2005 (d)                               8,356         8,356
     4.263% due 04/25/2006 (d)                              55,782        55,733
     3.900% due 04/25/2011 (d)                              20,200        20,253
Salomon Brothers Mortgage Securities VII
     3.855% due 12/25/2026 (d)                                 821           821
     3.908% due 11/15/2029 (d)                              14,797        14,864
     4.068% due 12/15/2029 (d)                               7,800         7,829
     3.920% due 02/25/2030 (d)                              22,291        22,355
Sand Trust
     3.860% due 08/25/2032 (d)                              18,000        18,000
Saxon Asset Securities Trust
     7.585% due 12/25/2014                                      17            17
     2.891% due 05/25/2029 (d)                               3,160         3,162
Sears Credit Account Master Trust
     6.050% due 01/15/2008                                     500           520
Southern Pacific Secured Assets Corp.
     3.963% due 07/25/2029 (d)                              36,846        36,810
Standard Credit Card Master Trust
     8.250% due 11/07/2003                                      80            81
Structured Product Asset Trust
     4.795% due 02/12/2003 (d)                               4,200         4,200
Team Fleet Financing Corp.
     7.350% due 05/15/2003                                      30            31
The Money Store Home Equity Trust
     7.550% due 02/15/2020                                      46            46
     6.490% due 10/15/2026                                   4,187         4,269
     3.668% due 06/15/2029 (d)                                 755           755
Timber Corp. Term Loan
     4.830% due 11/30/2001                                  65,000        65,000
UCFC Home Equity Loan
     6.755% due 11/15/2023                                     165           170
     8.200% due 09/15/2027                                      70            74
     6.870% due 07/15/2029                                      70            73
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                   1,049         1,057
     6.100% due 02/15/2006                                     155           159
WFS Financial Owner Trust
     6.920% due 01/20/2004                                  20,748        21,161
WMC Mortgage Loan
     3.938% due 10/15/2029                                  57,640        57,771
                                                                      ----------
Total Asset-Backed Securities                                          2,749,585
(Cost $2,715,989)                                                     ----------



            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 81

Total Return Fund
Septemeber 30, 2001

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)


SOVEREIGN ISSUES 1.0%

Government of Jamaica
    11.750% due 05/15/2011                   $     12       $     12
Hydro-Quebec
     7.375% due 02/01/2003                        150            158
     3.125% due 09/29/2049 (d)                  5,600          4,843
Kingdom of Jordan
     6.000% due 12/23/2023                      4,100          2,994
Kingdom of Sweden
    10.250% due 11/01/2015                        500            659
Province of Manitoba
     7.750% due 02/01/2002                      1,000          1,015
Province of New Brunswick
     7.125% due 10/01/2002                      1,700          1,765
Province of Newfoundland
     9.000% due 06/01/2019                        500            637
Province of Nova Scotia
     9.375% due 07/15/2002                      1,000          1,049
Province of Ontario
     7.750% due 06/04/2002                        200            207
     7.625% due 06/22/2004                      1,000          1,097
     7.000% due 08/04/2005                      1,000          1,087
     6.000% due 02/21/2006                      1,800          1,899
     5.500% due 10/01/2008                     12,000         12,369
Province of Quebec
     7.500% due 07/15/2002                      6,000          6,223
     8.800% due 04/15/2003                      1,100          1,196
     4.068% due 06/11/2004 (d)                 15,500         15,524
     6.500% due 01/17/2006                      2,000          2,153
     6.620% due 04/09/2026                     25,000         27,533
Republic of Brazil
     5.438% due 04/15/2006                    232,124        193,143
     8.000% due 04/15/2014                         42             28
     8.875% due 04/15/2024                      4,000          2,250
    10.125% due 05/15/2027 (j)                 20,000         12,600
    12.250% due 03/06/2030                         45             33
Republic of Bulgaria
     7.750% due 07/28/2011 (d)                     25             19
     3.000% due 07/28/2012 (d)                  3,624          2,876
     7.750% due 07/28/2024 (d)                    320            246
Republic of Croatia
     7.000% due 02/27/2002                      7,650          7,719
     7.750% due 07/31/2006 (d)                  2,675          2,621
     4.563% due 07/31/2010 (d)                 34,534         33,843
Republic of Egypt
     7.625% due 07/11/2006                     14,000         13,265
     8.750% due 07/11/2011                     10,000          8,925
Republic of Kazakhstan
     8.375% due 10/02/2002                      5,000          5,127
Republic of Panama
     5.030% due 05/10/2002 (d)                  1,009          1,014
     9.625% due 02/08/2011                     15,000         14,963
     4.500% due 07/17/2014                      7,391          6,543
Republic of Peru
     3.750% due 03/07/2017                     11,000          7,016
     4.500% due 03/07/2017 (d)                  5,760          4,054
Republic of Philippines
     10.625% due 03/16/2025                        26             21
Republic of Poland
     6.000% due 10/27/2014                      9,000          8,899
     4.250% due 10/27/2024                      1,600          1,220
     3.750% due 10/27/2024 (d)                 53,940         38,837
Republic of South Africa
     9.125% due 05/19/2009                     15,000         16,500
Republic of Venezuela
     9.250% due 09/15/2027                         56             38
Resolution Funding Strip
     0.000% due 10/15/2018                     14,000          5,040
     0.000% due 01/15/2020                      2,053            683
     0.000% due 07/15/2020                     32,750         10,552
State of Israel
     6.200% due 06/14/2003                         25             25
State of Qatar
     4.761% due 02/18/2004 (d)                  6,308          6,214
United Mexican States
     0.000% due 06/30/2003                     86,988            687
     7.570% due 04/07/2004 (d)                 14,436         14,826
     8.500% due 02/01/2006                      3,781          3,953
    10.375% due 02/17/2009                         42             47
     8.375% due 01/14/2011                      4,693          4,646
     6.250% due 12/31/2019                      3,610          3,221
                                                           ---------
Total Sovereign Issues                                       514,114
                                                           ---------
(Cost $526,400)

FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 2.7%

Banque Centrale De Tunisie
     7.500% due 08/06/2009              EC      2,300          2,180
Bundes Obligation
     5.000% due 08/19/2005 (j)                307,400        290,632
Commonwealth of Canada
     5.750% due 09/01/2006              C$        120             80
Government of New Zealand
     4.500% due 02/15/2016 (j)          N$     78,000         34,218
Halifax Group Euro Finance
     7.627% due 12/29/2049              EC     14,700         14,506
Hellenic Finance
     2.000% due 07/15/2003                      2,250          1,979
Hellenic Republic
     6.000% due 05/19/2010                         80             77
KBC Bank Fund Trust IV
     8.220% due 11/29/2049                     20,764         20,645
Korea Electric Power Corp.
     3.882% due 10/31/2002 (d)          DM     18,900          8,772
Lloyds TSB Capital
     7.375% due 02/07/2049              EC     26,000         25,224
Oesterreichische Kontrollbank
     1.800% due 03/22/2010              JY     12,000            108
Pfizer, Inc.
     0.800% due 03/18/2008                     16,000            135
Republic of Austria
     5.500% due 01/15/2010 (j)          EC        900            852
Republic of Brazil
     8.250% due 11/26/2001                      2,000          1,820
Republic of Germany
     5.000% due 05/20/2005                        155            147
     6.000% due 02/16/2006 (j)                149,000        146,147
     5.000% due 02/17/2006 (j)                440,900        416,168
     6.250% due 01/04/2024                        450            424
     4.750% due 07/04/2028                         65             53
Royal Bank of Scotland Group PLC
     6.770% due 03/31/2049                    107,300        103,806
     8.220% due 11/29/2049                     87,000        117,031
Treuhandanstalt
     6.250% due 03/04/2004                         60             58
United Kingdom Gilt
     5.000% due 03/07/2012              BP         50             74
     6.000% due 12/07/2028                      1,210          2,094
United Mexican States
     6.000% due 03/28/2002              JY    100,000            852
     3.100% due 04/24/2002                  2,542,000         21,280
     8.750% due 05/30/2002              BP     23,000         34,022
    10.375% due 01/29/2003              DM        200             97
     7.000% due 06/02/2003              C$     30,200         19,395
     7.432% due 04/07/2004 (d)          EC     18,181         16,711
     6.750% due 06/06/2006              JY  2,000,000         19,734
     7.500% due 03/08/2010              EC      5,000          4,550
World Bank
     4.750% due 12/20/2004              JY     16,000            154
                                                          ----------
Total Foreign Currency-Denominated Issues                  1,304,025
(Cost $1,298,395)                                         ----------


82 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                    Principal
                                                       Amount          Value
                                                       (000s)         (000s)

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 95.750 Exp. 12/17/2001             $     12,500    $        31
     Strike @ 95.250 Exp. 12/17/2001                  127,030          1,270
     Strike @ 95.000 Exp. 12/17/2001                   67,765            339
     Strike @ 94.500 Exp. 12/17/2001                   58,828            294
     Strike @ 94.000 Exp. 12/17/2001                  105,383            263
     Strike @ 93.750 Exp. 12/17/2001                   45,625            228
     Strike @ 93.500 Exp. 12/17/2001                   25,530             64
     Strike @ 93.250 Exp. 12/17/2001                   12,500             63
     Strike @ 92.500 Exp. 12/17/2001                   12,500             31
     Strike @ 92.500 Exp. 12/14/2001                    5,000             25
     Strike @ 93.750 Exp. 12/17/2001                    5,375             13
Eurodollar June Futures (CME)
     Strike @ 93.750 Exp. 06/17/2002                   55,000            275
     Strike @ 92.250 Exp. 06/17/2002                   53,468            134
Harborview Mortgage Loan Trust (OTC)
     7.470% due 08/19/2030
     Strike @ 100.00 Exp. 05/01/2005                   22,975              0
PNC Mortgage Securities (OTC)
     7.500% due 05/25/2040
     Strike @ 100.000 Exp. 04/01/2005                   2,500              0
                                                                   ---------
Total Purchased Put Options                                            3,030
(Cost $4,721)                                                      ---------


CONVERTIBLE BONDS & NOTES 0.1%

Banking & Finance 0.0%
Bell Atlantic Financial Services
     5.750% due 04/01/2003                              1,500          1,537
                                                                   ---------
Industrial 0.1%
Tyco International Ltd.
     0.000% due 11/17/2020                             17,100         13,124
                                                                   ---------
Utilities 0.0%
Cox Communications, Inc.
     0.426% due 04/19/2020                             25,000         10,844
                                                                   ---------
Total Convertible Bonds & Notes                                       25,505
(Cost $27,796)                                                     ---------


PREFERRED SECURITY 0.8%

                                                       Shares
DG Funding Trust
     5.960% due 12/29/2049 (d)                         35,250        363,075
UBS Preferred Funding Trust I
     8.622% due 10/29/2049                             38,900         44,095
                                                                   ---------
Total Preferred Security                                             407,170
(Cost $391,617)                                                    ---------


PREFERRED STOCK 0.1%

Banco Bilbao Vizcaya International
        9.750% due 12/31/2049                         266,217          6,709
Centaur Funding Corp.
        9.080% due 04/21/2020                             125            136
CSC Holdings, Inc.
        11.125% due 04/01/2008                         27,038          2,765
Fortis Amev NV
        3.860% due 12/31/2049 (d)                         171         23,940
Home Ownership Funding
        13.331% due 12/31/2049                          4,125          2,966
TCI Communications, Inc.
        9.720% due 12/31/2026                         622,553         15,751
        10.000% due 05/31/2045                         49,000          1,229
                                                                   ---------
Total Preferred Stock                                                 53,496
(Cost $52,593)                                                     ---------


SHORT-TERM INSTRUMENTS 9.3%

                                                    Principal
                                                       Amount
                                                       (000s)


Certificates of Deposit 0.1%
Mexico Credit Link
       10.735% due 02/22/2002                          29,500         29,956
        8.988% due 02/25/2002                           6,000          6,207
       10.675% due 02/25/2002                           8,000          8,280
                                                                   ---------
                                                                      44,443
                                                                   ---------
Commercial Paper 8.9%
Abbey National North America
     3.540% due 10/24/2001                              2,000          1,995
     3.550% due 10/24/2001                             14,700         14,667
     3.470% due 10/26/2001                              5,800          5,786
     3.540% due 10/29/2001                              2,800          2,792
     3.440% due 10/29/2001                              1,700          1,695
     3.470% due 10/29/2001                              2,500          2,493
     3.470% due 10/31/2001                              7,400          7,379
American Electric Power, Inc.
     4.260% due 02/13/2002                             65,000         64,384
American Express Co.
     2.420% due 10/12/2001                                100            100
Anz, Inc.
     3.240% due 11/21/2001                              4,100          4,081
AT&T Corp.
     4.525% due 08/06/2002                            214,900        214,760
Becton Dickinson & Co.
     3.090% due 10/02/2001                                800            800
     3.650% due 10/17/2001                              3,420          3,414
BP Amoco PLC
     3.450% due 10/01/2001                            131,000        131,000
British Telecom PLC
     4.854% due 10/09/2001                            150,700        150,695
CBA (de) Finance
     3.740% due 10/15/2001                              2,400          2,397
     3.600% due 10/15/2001                                600            599
     2.500% due 10/15/2001                                100            100
     3.565% due 10/29/2001                             14,000         13,961
     3.530% due 10/29/2001                              3,100          3,091
     4.050% due 11/05/2001                              6,000          5,976
CDC
     3.380% due 10/01/2001                             60,500         60,500
Coca-Cola Co.
     3.610% due 10/11/2001                             23,900         23,876
     3.610% due 10/12/2001                             10,000          9,989
Dow Jones & Co., Inc.
     3.450% due 11/19/2001                              3,400          3,384
E.I. Du Pont
     3.190% due 10/05/2001                              3,400          3,399
     2.950% due 10/11/2001                             54,400         54,355
Fannie Mae
     3.150% due 10/01/2001                            257,800        257,800
     2.500% due 10/03/2001                                700            700
     4.020% due 10/04/2001                              1,700          1,699
     3.520% due 10/04/2001                             13,500         13,496
     2.850% due 10/05/2001                              5,100          5,098
     3.520% due 10/18/2001                              8,600          8,586
     3.545% due 10/18/2001                              2,600          2,596
     4.000% due 10/18/2001                             21,500         21,459
     4.010% due 10/18/2001                             13,200         13,175
     3.510% due 10/25/2001                              1,300          1,297
     4.060% due 10/25/2001                              1,591          1,587
     4.000% due 10/25/2001                             58,500         58,344
     3.520% due 10/25/2001                             20,600         20,552
     3.530% due 10/25/2001                                500            499
     4.000% due 10/25/2001                             30,000         29,920
     4.000% due 10/31/2001                             46,500         46,345
     3.520% due 11/01/2001                              5,800          5,782
     4.005% due 11/01/2001                             49,000         48,831
     3.520% due 11/08/2001                             20,500         20,424
     3.520% due 11/15/2001                             37,800         37,634
     3.480% due 11/21/2001                              7,435          7,398
     3.630% due 12/20/2001                             18,900         18,793
     3.630% due 12/27/2001                             14,900         14,807
     3.540% due 01/03/2002                              2,200          2,185
     3.250% due 03/15/2002                                339            335


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 83

Total Return Fund
September 30, 2001 (Unaudited)

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
Federal Farm Credit Bank
     3.400% due 11/02/2001                    $      2,475          $      2,468
Federal Home Loan Bank
     3.000% due 10/01/2001                          10,240                10,240
     3.150% due 10/01/2001                           2,000                 2,000
     4.020% due 10/10/2001                           1,954                 1,952
     3.460% due 10/12/2001                          31,800                31,766
     4.020% due 10/12/2001                           4,315                 4,310
     3.450% due 10/31/2001                           4,300                 4,288
     3.400% due 11/07/2001                             295                   294
     3.710% due 11/07/2001                           1,635                 1,629
     3.710% due 11/08/2001                             605                   603
     3.520% due 11/09/2001                          20,600                20,521
     3.690% due 01/31/2002                             555                   550
     3.720% due 03/28/2002                             180                   178
Freddie Mac
     3.150% due 10/01/2001                         102,000               102,000
     2.650% due 10/02/2001                           6,500                 6,500
     4.090% due 10/11/2001                          25,200                25,171
     3.520% due 10/11/2001                          49,300                49,252
     2.740% due 10/12/2001                           6,060                 6,055
     3.530% due 10/19/2001                           1,700                 1,697
     3.540% due 10/19/2001                         201,082               200,726
     3.540% due 10/25/2001                             200                   200
     3.540% due 10/31/2001                          11,900                11,865
     3.490% due 11/02/2001                           7,900                 7,875
     3.630% due 11/16/2001                             600                   597
     3.540% due 11/16/2001                          35,004                34,846
     3.560% due 12/28/2001                          13,800                13,713
     3.570% due 12/28/2001                             900                   894
General Electric Capital Corp.
     3.500% due 10/02/2001                             140                   140
     3.520% due 10/02/2001                             913                   913
     3.550% due 10/02/2001                           2,400                 2,400
     3.860% due 10/02/2001                           2,000                 2,000
     4.040% due 10/31/2001                         145,000               144,512
     3.400% due 12/26/2001                           3,400                 3,379
     3.670% due 12/26/2001                          10,700                10,635
     3.500% due 12/26/2001                             600                   596
     3.100% due 12/26/2001                           4,900                 4,870
     3.520% due 12/26/2001                          13,200                13,120
     3.100% due 12/27/2001                           3,100                 3,081
     3.520% due 12/27/2001                          53,000                52,668
     3.560% due 12/27/2001                           1,600                 1,590
     3.520% due 12/28/2001                         100,000                99,366
Glaxo Wellcome
     3.550% due 10/18/2001                           1,500                 1,497
Halifax Building Society
     4.080% due 10/22/2001                           6,800                 6,784
     4.180% due 10/22/2001                             100                   100
KFW International Finance, Inc.
     3.520% due 10/23/2001                             700                   698
Merck & Co., Inc.
     3.110% due 10/09/2001                             300                   300
     3.050% due 10/09/2001                          10,500                10,493
Monsanto Co.
     3.720% due 10/15/2001                             300                   300
Morgan Stanley Group, Inc.
     3.690% due 10/01/2001                          29,400                29,400
National Rural Utilities Cooperative
     Finance Corp.
     2.720% due 10/24/2001                           2,200                 2,196
PepsiCo, Inc.
     3.250% due 10/01/2001                             250                   250
Procter & Gamble Co.
     3.470% due 10/04/2001                           1,700                 1,700
Queensland Treasury Corp.
     3.560% due 10/23/2001                           4,900                 4,889
Rabobank Australia Ltd.
     3.240% due 10/01/2001                         730,000               730,000
SBC Communications, Inc.
     3.530% due 10/18/2001                           3,050                 3,045
     3.430% due 11/29/2001                          39,000                38,781
     3.440% due 11/29/2001                           8,800                 8,750
Swedbank, Inc.
     2.490% due 10/24/2001                           1,700                 1,697
     3.510% due 10/24/2001                           3,300                 3,293
     3.550% due 10/24/2001                          32,900                32,825
     3.510% due 11/08/2001                          25,000                24,907
     3.570% due 11/20/2001                          52,200                51,941
     3.550% due 11/21/2001                          20,700                20,596
     3.710% due 11/21/2001                           1,500                 1,492
     3.100% due 12/26/2001                             700                   696
UBS Finance, Inc.
     3.450% due 10/01/2001                         258,000               258,000
     3.870% due 10/02/2001                         341,700               341,663
     3.550% due 10/25/2001                          10,000                 9,976
     3.240% due 11/19/2001                           2,700                 2,687
     3.510% due 12/18/2001                         115,178               114,539
     3.420% due 12/19/2001                             300                   298
     3.510% due 12/19/2001                          39,400                39,179
     3.530% due 12/19/2001                           3,900                 3,878
     3.550% due 12/19/2001                           9,800                 9,745
     3.360% due 12/20/2001                             900                   894
     3.510% due 12/20/2001                           2,300                 2,287
Verizon Global Funding
     3.480% due 10/10/2001                           1,640                 1,640
     3.470% due 10/18/2001                           1,300                 1,297
     3.530% due 10/25/2001                             700                   697
Wal-Mart Stores, Inc.
     2.970% due 10/10/2001                         239,000               238,824
Walt Disney Co.
     3.610% due 10/05/2001                           2,675                 2,675
Washington Post Co.
     3.590% due 11/14/2001                           6,800                 6,770
                                                                    ------------
                                                                       4,320,149
                                                                    ------------
Repurchase Agreement 0.2%
State Street Bank
     2.600% due 10/01/2001                          89,087                89,087
     (Dated 09/28/2001. Collateralized by Fannie Mae
     5.750% due 05/14/2003 valued at $14,369,
     Freddie Mac 4.700% due 05/14/2003 valued at $25,502, Fannie Mae 5.375% due 03/08/2004 valued at $25,502 and Fannie Mae
     4.100% due 09/12/2003 valued at $25,501
     Repurchase proceeds are $89,105.)

Credit Suisse First Boston
     3.180% due 10/01/2001                           4,200                 4,200
     (Dated 09/30/2001. Collaterized by
     U.S. Treasury Bonds due 11/25/2016
     valued at $3,016 and U.S. Treasury Bills
     due 02/21/2002 valued at $1,223
     Repurchase proceeds are $4,201.)
                                                                    ------------
                                                                          93,287
U.S. Treasury Bills 0.1%                                            ------------
     3.252% due 10/18/2001-02/07/2002 (b)(k)        47,535                47,438
                                                                    ------------
Total Short-Term Instruments                                           4,505,317
(Cost $4,503,472)                                                   ------------

Total Investments (a) 134.9%                                        $ 65,289,982
(Cost $64,310,780)

Written Options (c) (0.1%)                                              (35,836)
(Premiums $160,959)

Other Assets and Liabilities (Net) (34.8%)                          (16,852,576)
                                                                    ------------
Net Assets 100.0%                                                   $ 48,401,570
                                                                    ------------

84 PIMCO Funds Semi-Annual Report | 9.30.01 | See Accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                       $ 1,212,765

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                        (233,563)
                                                                    -----------
Unrealized appreciation-net                                         $   979,202
                                                                    -----------

(b) Securities with an aggregate market value of $465,997 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                     Unrealized
                                                        # of      Appreciation/
Type                                               Contracts     (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2002)                       762        $     4,181
Eurodollar June Futures (06/2002)                        173                (18)
Eurodollar September Futures (09/2002)                 2,883             10,301
Eurodollar December Futures (12/2002)                    688                151
Eurodollar March Futures (03/2003)                       685                (98)
Eurodollar September Futures (09/2003)                 1,753              4,539
Eurodollar December Futures (12/2003)                  1,753              4,168
Eurodollar March Futures (03/2004)                     1,753              3,862
Municipal Bond (12/2001)                                 262                335
EuroBond 10 Year Note (12/2001)                       14,582             (4,168)
Euro-Bobl 5 Year Note (12/2001)                       17,302             19,687
U.S. Treasury 5 Year Note (12/2001)                    7,648             (5,887)
U.S. Treasury 10 Year Note (12/2001)                     174                138
U.S. Treasury 30 Year Note (12/2001)                  30,186             34,690
Euribor Futures (06/2002)                                294                654
Euribor Futures (09/2002)                                125                273
Euribor Futures (12/2002)                                294                601
Euribor Futures (03/2003)                                294                506
United Kingdom 90 Day LIBOR Futures (03/2002)            275                582
United Kingdom 90 Day LIBOR Futures (06/2002)             10                 19
United Kingdom 90 Day LIBOR Futures (09/2002)            543                648
United Kingdom 90 Day LIBOR Futures (12/2002)          2,202              1,980
United Kingdom 90 Day LIBOR Futures (03/2003)            700                520
                                                                    -----------
                                                                    $    77,664
                                                                    -----------

(c) Premiums received on written options:

                                                                           # of
Type                                     Contracts   Premium              Value
--------------------------------------------------------------------------------
Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 11/21/2001      74,600,000  $  2,278        $         9

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 11/27/2001      74,600,000     2,106                 14

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 11/22/2001      92,700,000     2,728                 12

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 12/03/2001      93,600,000     1,932                 23

Put - CME Eurodollar December Futures
    Strike @ 96.000 Exp. 12/17/2001          8,152     3,547                 51

Put - CME Eurodollar December Futures
    Strike @ 95.000 Exp. 12/17/2001          4,402     1,554                 28

Put - CME Eurodollar June Futures
    Strike @ 95.500 Exp. 06/17/2002         36,778    23,226              2,299

Put - CME Eurodollar June Futures
    Strike @ 95.750 Exp. 06/17/2002        114,514    76,922             10,735

Call - CBOT U.S. Treasury Note
    December Futures
    Strike @ 109.000 Exp. 11/24/2001         8,193     3,376              9,856

Put - CME Eurodollar June Futures
    Strike @ 96.000 Exp. 06/17/2002         55,129    35,755              6,882

Put - CME Eurodollar December Futures
    Strike @ 95.500 12/17/2001              18,268     6,716                114

Call - CME Eurodollar June Futures
    Strike @ 97.000 Exp. 06/17/2002          5,985       819              5,761

Call - OTC Tyco International Ltd.
    0.00% due 11/17/2020
    Strike @ 75.282 Exp 11/17/2001      17,100,000         0                 52
                                                    ---------------------------
                                                    $160,959        $    35,836
                                                    ---------------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at September 30, 2001:

                                 Principal
                                    Amount                            Unrealized
                                Covered by        Settlement       Appreciation/
    Type     Currency             Contract             Month      (Depreciation)
--------------------------------------------------------------------------------
    Sell           C$               27,294           10/2001        $       156
    Buy            EC              753,923           10/2001             (5,258)
    Sell           BP              101,158           10/2001                 22
    Sell           JY           70,045,208           10/2001             (3,694)
    Sell                        70,045,208           12/2001             (3,201)
    Sell           N$               56,333           10/2001              1,562
                                                                    ------------
                                                                    $   (10,413)
                                                                    ------------
(g) Principal amount denoted in indicated currency:

           BP - British Pound
           C$ - Canadian Dollar
           DM - German Mark
           EC - Euro
           JY - Japanese Yen
           N$ - New Zealand Dollar

(h) Swap agreements outstanding at September, 2001:

                                                                     Unrealized
                                                    Notional       Appreciation/
Type                                                  Amount      (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 1.600% and pay a fixed rate equal to 0.426%

Broker: Lehman Brothers
Exp. 04/19/2005                                    $  13,033        $     1,818

Receive floating rate based on 3-month
LIBOR plus 0.500% and pay a fixed rate
equal to 7.600%

Broker: Lehman Brothers
Exp. 07/15/2003                                       35,000             (2,340)


Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%

Broker: Goldman Sachs
Exp. 04/15/2008                                   JY 377,000               (141)



            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 85

Total Return Fund
September 30, 2001 (Unaudited)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                JY  1,500,000          $    (643)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                      580,000               (215)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%

Broker: Goldman Sachs
Exp. 10/07/2007                                   24,500,000            (19,740)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%

Broker: Merrill Lynch
Exp. 01/11/2011                                   10,000,000             (3,215)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                   11,050,000             (3,668)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%

Broker: Goldman Sachs
Exp. 01/12/2011                                    3,734,100             (1,257)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                BP     96,500              1,265

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                       52,200                684

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2006                                      247,000                261

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                      716,100             14,397

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                      629,900             (2,327)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                      170,300              1,082

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/19/2006                                BP    280,500             (1,698)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2004                                      197,100              2,740

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2004                                      264,500              5,123

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2004                                      314,700              4,456

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2003                                      200,000              2,832

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2003                                       10,000                140

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp.03/15/2003                                       721,000              7,798

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp.03/15/2004                                       167,300                184

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                      316,590              3,635

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp.06/17/2004                                       274,920              1,208

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                      491,000              5,764

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2004                                      311,000              2,193


86 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                 $    804,000          $  40,911

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                      252,800              9,050

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                    2,173,200            108,142

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 09/17/2003                                BP    875,700              3,142

Receive floating rate based on
6-month BP-LIBOR and pay a fixed
rate equal to 5.250%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2004                                      185,800               (324)

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                 $     50,000               (379)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                       20,000                (12)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                       10,000                (44)

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due
11/16/2006.

Broker: Lehman Brothers
Exp. 04/18/2003                                       25,000                (62)

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican
States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                       50,000                247

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                       50,000                263

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Enron Corp.
8.375% due 05/23/2005.

Broker: Morgan Stanley Dean Witter
Exp. 03/08/2004                                       12,000               (102)

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Sprint
Capital Corp. 7.625% due 06/10/2002.

Broker: Lehman Brothers
Exp. 05/09/2002                                        20,000                (7)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon
Global Funding 6.750% due 12/01/2005.

Broker: Lehman Brothers
Exp. 06/15/2004                                        21,500               (29)

Receive a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.

Broker: GoldmanSachs
Exp. 06/15/2004                                       100,000              (160)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon
Global Funding 6.750% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                       100,000              (133)

Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005.

Broker: Credit Suisse First Boston
Exp. 05/23/2003                                        50,000               152

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/24/2002                                       150,000                37

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Tyco
International Group SA.
0.000% due 02/12/2021.

Broker: Merrill Lynch
Exp. 02/12/2003                                        25,000                33

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon
Global Funding 6.750% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                        50,000                 0

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Philip
Morris Cos., Inc. 7.000% due 07/15/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 07/17/2003                                        50,000                23


See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 87

Total Return Fund
September 30, 2001 (Unaudited)

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Cos., Inc. 7.650% due 07/01/2008.

Broker: Credit Suisse First Boston
Exp. 07/17/2003                                              $ 100,000  $   131

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Credit Suisse First Boston
Exp. 08/06/2002                                                20,000         5

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Morgan Stanley Dean Witter
Exp. 08/06/2002                                                20,000         0

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Merrill Lynch
Exp. 08/06/2002                                                20,000        (1)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.

Broker: Lehman Brothers
Exp. 08/06/2002                                                30,000         0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due 05/01/2009.]

Broker: Morgan Stanley Dean Witter
Exp. 08/15/2002                                                25,000         0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                                30,000         1

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.

Broker: UBS - Warburg
Exp. 08/15/2002                                                65,000       (12)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National
Rural Utilities Cooperative Finance Corp. 5.750% due
12/01/2008.

Broker: Lehman Brothers
Exp. 09/01/2003                                                76,500         0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                                68,500         0
                                                                       ---------
                                                                       $181,208
                                                                       ---------
(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l) Restricted security.

88 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Total Return Fund II
September 30, 2001 (Unaudited)

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)

CORPORATE BONDS & NOTES 39.6%

Banking & Finance 28.1%
Abbey National Capital Trust I
     8.963% due 12/29/2049                           $  1,100          $  1,244
Allstate Corp.
     6.750% due 06/15/2003                              9,300             9,782
     7.875% due 05/01/2005                                200               219
American Express Travel
     5.625% due 01/22/2004                              5,000             5,162
Associates Corp. of North America
     5.750% due 11/01/2003                                600               623
Bank of America Corp.
     7.500% due 10/15/2002                                400               418
     6.500% due 03/15/2006                                250               264
Bank of Hawaii
     6.875% due 06/01/2003                              7,750             8,030
Bank of New York Co., Inc.
     6.625% due 06/15/2003                              5,000             5,250
Bank One Corp.
     4.498% due 05/10/2004 (d)                          5,200             5,209
Bear Stearns Co., Inc.
     3.850% due 12/01/2003 (d)                         17,200            17,224
Bellsouth Savings & Employee Stock Ownership Trust
     9.125% due 07/01/2003                                 12                13
Beneficial Corp.
     6.750% due 02/11/2003                                 10                10
Caterpillar Financial Services Corp.
     5.890% due 06/17/2002                                840               858
Chase Manhattan Corp.
     7.625% due 01/15/2003                              5,000             5,278
Chrysler Financial Corp. LLC
     6.950% due 03/25/2002                                730               743
CIT Group, Inc.
     3.510% due 09/13/2002 (d)                         10,000            10,019
     5.296% due 04/07/2003 (d)                         23,400            23,480
Citicorp
     7.125% due 06/01/2003                              4,000             4,234
Citigroup, Inc.
     9.500% due 03/01/2002                                200               205
Donaldson, Lufkin & Jenrette, Inc.
     4.280% due 07/18/2003 (d)                          7,000             7,024
     6.875% due 11/01/2005                                225               241
First Chicago Corp.
     6.875% due 06/15/2003                              4,000             4,216
First Union Corp.
     3.460% due 03/31/2005 (d)                          6,300             6,319
Ford Motor Credit Co.
     8.200% due 02/15/2002                             11,140            11,331
     8.000% due 06/15/2002                              5,000             5,154
     3.810% due 02/03/2003 (d)                         10,000             9,903
     3.340% due 03/17/2003 (d)                         10,000             9,873
     3.772% due 11/24/2003 (d)                          5,000             4,930
     5.750% due 02/23/2004                              5,500             5,628
     6.700% due 07/16/2004                                200               208
     7.500% due 03/15/2005                             30,000            31,883
General Motors Acceptance Corp.
     5.350% due 12/07/2001                                600               603
     5.500% due 12/15/2001                                765               767
     5.480% due 12/16/2002                                235               240
     3.748% due 02/14/2003 (d)                         20,000            19,753
     3.661% due 08/18/2003 (d)                          1,700             1,675
     4.480% due 01/20/2004 (d)                         24,825            24,539
     4.450% due 05/04/2004 (d)                         32,700            32,246
Goldman Sachs Group, Inc.
     7.800% due 07/15/2002                              9,500             9,782
     5.900% due 01/15/2003                              2,000             2,066
     3.633% due 03/19/2003 (d)                          5,000             5,009
     4.480% due 01/20/2009 (d)                          5,000             5,016
Heller Financial, Inc.
     3.950% due 04/22/2002 (d)                          5,000             5,009
     6.500% due 07/22/2002                             10,000            10,302
     6.440% due 10/06/2002                                400               413
     3.965% due 04/28/2003 (d)                         15,000            15,023
     7.875% due 05/15/2003                                150               160
Household Finance Corp.
     2.862% due 06/24/2003 (d)                         15,000            15,032
     6.250% due 08/15/2003                                 50                52
     3.862% due 05/28/2004 (d)                          6,300             6,306
     5.875% due 09/25/2004                             15,000            15,603
J.P. Morgan Chase & Co.
     7.625% due 09/15/2004                                250               273
KBC Bank Fund Trust III
     9.860% due 11/29/2049 (d)                         12,000            13,867
Mellon Funding Corp.
     5.750% due 11/15/2003                                200               209
Merrill Lynch & Co.
     2.752% due 06/24/2003 (d)                         20,000            20,005
Morgan Stanley, Dean Witter & Co.
     7.125% due 01/15/2003                                275               288
     3.850% due 05/05/2003 (d)                         20,000            20,015
     3.906% due 08/07/2003 (d)                          6,200             6,210
     3.888% due 05/14/2004 (d)                          6,700             6,703
National Rural Utilities Cooperative Finance Corp.
     6.070% due 06/05/2002                                 25                26
NationsBank Corp.
     6.200% due 08/15/2003                             10,800            11,260
     8.625% due 11/15/2003                              1,550             1,697
PNC Funding Corp.
     6.125% due 09/01/2003                              1,400             1,464
Salomon, Smith Barney Holdings
     3.955% due 04/28/2003 (d)                          9,000             9,014
Textron Financial Corp.
     3.862% due 05/28/2002 (d)                         10,000            10,014
     4.058% due 09/17/2002 (d)                         25,000            25,047
Washington Mutual Capital I
     3.908% due 05/14/2004 (d)                          4,600             4,609
     4.403% due 05/17/2004 (d)                          7,200             7,214
WestDeutsche Landersbank
     6.050% due 01/15/2009                                625               639
                                                                       --------
                                                                        503,125
                                                                       --------
Industrials 5.3%
American Airlines, Inc.
     7.858% due 10/01/2011                              2,400             2,422
ConAgra Foods, Inc.
     4.220% due 09/10/2003 (d)                         17,000            17,031
Conoco, Inc.
     5.900% due 04/15/2004                                250               258
Continental Cablevision
     8.300% due 05/15/2006                                100               111
DaimlerChrysler North America Holding Corp.
     4.903% due 01/18/2002 (d)                         20,000            19,999
     4.200% due 08/01/2003 (d)                         24,700            24,478
     3.777% due 08/21/2003 (d)                          2,700             2,657
Dow Chemical Co.
     8.040% due 07/02/2005                              4,800             5,182
General Motors Corp.
     6.250% due 05/01/2005                                250               256
Kerr-McGee Corp.
     6.414% due 06/28/2004 (d)                          3,100             3,093
Kroger Co.
     4.310% due 08/16/2012 (d)                          4,100             4,105
Mattel, Inc.
     6.000% due 07/15/2003                                250               252
Norfolk Southern Corp.
     6.950% due 05/01/2002                              3,000             3,062
Phillips Petroleum Co.
     6.650% due 03/01/2003                                400               413
Procter & Gamble Co.
     5.250% due 09/15/2003                                600               619
Sears, Roebuck & Co.
     8.300% due 10/26/2004                                500               548
Time Warner, Inc.
     7.975% due 08/15/2004                              3,345             3,666
Times Mirror Co.
     6.650% due 10/15/2001                                300               300
Transcontinental Gas Pipelines
     6.125% due 01/15/2005                                300               312
United Air Lines, Inc.
     9.190% due 12/24/2013                              7,213             6,260
                                                                       --------
                                                                         95,024
                                                                       --------


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 89

Total Return Fund II
September 30, 2001 (Unaudited)

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)

Utilities 6.2%
Allegheny Energy Supply
     4.478% due 05/01/2002 (d)                       $ 14,500          $ 14,520
Carolina Power & Light Energy, Inc.
     4.225% due 07/29/2002 (d)                          9,100             9,056
     7.875% due 04/15/2004                                400               434
Commonwealth Edison Co.
     6.625% due 07/15/2003                                288               302
Entergy Gulf States, Inc.
     4.847% due 09/01/2004 (d)                         24,600            24,623
Metropolitan Edison Co.
     7.220% due 01/30/2003                              2,000             2,096
     6.400% due 02/09/2006                              2,412             2,568
Oneok, Inc.
     4.358% due 04/24/2002 (d)                          5,000             5,007
Pacificorp
     7.200% due 08/15/2002                             11,000            11,425
Philadelphia Electric
     7.125% due 09/01/2002                                 90                93
     6.500% due 05/01/2003                              1,840             1,912
Reliant Energy, Inc.
     7.875% due 07/01/2002                              1,375             1,407
Sprint Capital Corp.
     5.700% due 11/15/2003                                375               382
Texas Utilities Corp.
     6.750% due 03/01/2003                              5,000             5,176
     3.750% due 06/15/2003 (d)                         32,000            32,017
                                                                       --------
                                                                        111,018
                                                                       --------
Total Corporate Bonds & Notes                                           709,167
(Cost $702,003)                                                        --------

MUNICIPAL BONDS & NOTES 0.3%

North Carolina 0.3%
North Carolina State Education
Assistance Authority Revenue Bonds,
(GTD Insured), Series 2000
3.650% due 06/01/2009 (d)                               4,600             4,566
                                                                       --------
Total Municipal Bonds & Notes                                             4,566
(Cost $4,600)                                                          --------

U.S. GOVERNMENT AGENCIES 1.1%

Fannie Mae
     5.375% due 03/15/2002                                 55                56
     5.250% due 01/15/2003                                 60                62
     5.750% due 04/15/2003                              4,965             5,179
     4.750% due 11/14/2003                                730               753
     7.400% due 07/01/2004                                600               661
     7.100% due 10/18/2004                                250               251
     5.750% due 06/15/2005                                250               265
     6.000% due 05/15/2008                                200               213
     6.000% due 09/24/2008                              1,000             1,005
     6.100% due 02/04/2009                              1,000             1,009
     6.375% due 06/15/2009                                450               489
     6.625% due 09/15/2009                              1,060             1,169
Federal Farm Credit Bank
     7.700% due 04/25/2007                                500               515
Federal Home Loan Bank
     5.125% due 09/15/2003                                200               207
     5.135% due 09/22/2003                                500               519
     5.365% due 12/11/2008                                400               410
     0.000% due 07/27/2018                              2,900               895
Freddie Mac
     5.125% due 10/15/2008                                640               648
     6.000% due 11/24/2008                                250               250
     6.625% due 09/15/2009                                250               275
Small Business Administration
     7.449% due 08/01/2010                              4,676             5,109
                                                                       --------
Total U.S. Government Agencies                                           19,940
(Cost $18,678)                                                         --------

U.S. TREASURY OBLIGATIONS 8.3%

Treasury Inflation Protected Securities (f)
     3.625% due 07/15/2002 (b)                         49,264            50,127
     3.375% due 01/15/2007                             15,797            16,256
     3.625% due 01/15/2008                             12,196            12,658
     3.875% due 01/15/2009                             17,534            18,450
     3.500% due 01/15/2011                              2,142             2,203
     3.625% due 04/15/2028                              4,719             4,847
     3.875% due 04/15/2029                             37,791            40,589
U.S. Treasury Notes
     6.375% due 08/15/2002                                350               362
     6.250% due 02/15/2003                                 95               100
     5.750% due 08/15/2003                                285               300
     7.250% due 05/15/2004                                400               441
     6.500% due 05/15/2005                                335               368
     5.625% due 02/15/2006                                370               398
     5.625% due 05/15/2008                                350               377
     5.500% due 05/15/2009                                350               374
                                                                       --------
Total U.S. Treasury Obligations                                         147,850
(Cost $142,036)                                                        --------

MORTGAGE-BACKED SECURITIES 77.3%

Collateralized Mortgage Obligations 15.2%
Bear Stearns Adjustable Rate Mortgage Trust
     7.487% due 12/25/2030 (d)                          2,832             2,877
Chase Mortgage Finance Corp.
     7.000% due 07/25/2028                              3,622             3,670
COMM
     6.145% due 02/15/2008                              3,972             4,145
Dime Savings
     7.317% due 11/01/2018 (d)                             36                35
DLJ Mortgage Acceptance Corp.
    11.000% due 08/01/2019                                101               116
E-Trade Bank Adjustable Rate Mortgage Trust
     7.174% due 09/25/2031 (d)                         24,483            24,896
Fannie Mae
     6.150% due 09/25/2016                                303               303
     9.000% due 06/25/2018                                 12                13
     6.000% due 09/25/2018                                 35                36
     9.250% due 07/25/2019                              1,481             1,614
     6.000% due 08/25/2020                              1,335             1,335
     7.000% due 09/25/2020                                 31                33
     6.500% due 05/18/2023                              3,843             3,869
Federal Housing Administration
     6.750% due 10/30/2031                              5,600             5,695
Freddie Mac
     5.950% due 07/15/2003                                 81                82
    11.875% due 06/15/2013                                102               110
     8.800% due 12/01/2015                                181               189
     9.250% due 11/15/2019                                 21                22
     9.000% due 12/15/2020                                763               802
     7.000% due 07/15/2022                             18,235            18,968
     7.500% due 01/15/2023                             19,117            20,529
     6.750% due 04/25/2024                              9,287             9,285
     8.000% due 06/15/2030                              8,286             9,080
GMAC Commercial Mortgage Securities, Inc.
     3.200% due 09/11/2006 (d)                          5,000             4,500
Guaranteed Mortgage Corp.
     9.300% due 07/20/2019                                291               311
G-Wing Ltd.
     6.380% due 05/06/2004 (d)                         21,700            21,700
Indymac Adjustable Rate Mortgage Trust
     6.490% due 09/25/2031 (d)                          3,900             4,069
Mellon Residential Funding Corp.
     6.570% due 07/25/2029 (d)                          4,000             4,050
Merrill Lynch Mortgage Investors, Inc.
     3.357% due 01/20/2030 (d)                         18,390            18,402
Morgan Stanley Dean Witter Capital I
     3.970% due 07/11/2011 (d)                            599               599
Nationslink Funding Corp.
     6.654% due 02/10/2006                              3,000             3,176
     3.926% due 04/10/2007 (d)                          2,012             2,012



90 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)

Norwest Asset Securities Corp.
     7.500% due 03/25/2027                           $ 17,000         $  17,546
PNC Mortgage Securities Corp.
     7.750% due 08/25/2030                             10,088            10,207
Residential Accredit Loans, Inc.
     7.250% due 11/25/2027                             10,083            10,199
Residential Funding Mortgage Securities, Inc.
     7.000% due 11/25/2027                             12,115            12,589
Salomon Brothers Mortgage Securities VII
     3.041% due 04/25/2029 (d)                          5,323             5,344
     7.598% due 11/25/2030                              2,162             2,196
Sasco Floating Rate Commercial Mortgage Trust
     6.500% due 09/25/2031 (d)                          5,700             5,773
US Restaurant Properties Funding
     4.210% due 08/26/2008 (d)                         15,581            15,582
Wells Fargo Mortgage-Backed Securities Trust
     6.660% due 10/25/2031 (d)                         25,000            25,480
                                                                       --------
                                                                        271,439
                                                                       --------
Fannie Mae 2.0%
     6.000% due 01/01/2011-10/15/2031 (d)(e)            1,299             1,304
     6.500% due 02/01/2013                                202               210
     6.653% due 07/01/2020 (d)                            528               541
     6.718% due 09/01/2040 (d)                         28,846            29,461
     6.964% due 02/01/2023 (d)                            737               735
     7.000% due 08/01/2009-05/01/2030 (e)                 683               712
     7.500% due 03/01/2030-06/01/2030 (e)                 452               470
     7.686% due 04/01/2024 (d)                            480               487
     7.750% due 10/01/2007                                 82                85
     8.000% due 05/01/2002-10/01/2030 (e)                 318               332
     8.296% due 12/01/2023 (d)                            387               397
     8.363% due 01/01/2024 (d)                            470               483
     8.500% due 12/01/2001-04/01/2017 (e)                 696               726
     9.000% due 12/01/2001-06/01/2010 (e)                  75                80
    11.000% due 09/01/2010                                124               139
    13.750% due 10/01/2010-11/01/2013 (e)                  80                92
    14.500% due 03/01/2013                                  3                 3
    14.750% due 10/01/2012                                  6                 7
                                                                       --------
                                                                         36,264
                                                                       --------
Federal Housing Administration 1.0%
     6.000% due 03/20/2028                             18,194            18,171
     8.828% due 05/01/2019                                198               207
                                                                       --------
                                                                         18,378
                                                                       --------
Freddie Mac 0.7%
     6.000% due 09/01/2027-10/18/2031 (d)(e)            3,088             3,083
     6.500% due 12/01/2010                                285               297
     7.000% due 03/01/2007                                 12                12
     7.250% due 03/01/2006                                 65                67
     7.500% due 08/01/2009                                  6                 7
     7.813% due 07/01/2030 (d)                          5,843             6,220
     8.000% due 07/01/2030                                 53                56
     8.147% due 02/01/2023 (d)                            343               355
     8.250% due 03/01/2008-05/01/2008 (e)                  58                60
     8.366% due 12/01/2022 (d)                          2,866             2,953
     9.500% due 02/01/2011-02/01/2018 (e)                  81                88
    10.000% due 06/01/2011-03/01/2021 (e)                  77                85
                                                                       --------
                                                                         13,283
                                                                       --------
Government National Mortgage Association 58.4%
     6.000% due 07/15/2028-08/15/2031 (e)              82,402            82,602
     6.375% due 06/20/2023-06/20/2027 (d)(e)           17,104            17,466
     6.500% due 01/15/2024-10/22/2031 (d)(e)          362,005           370,326
     6.650% due 11/15/2030 (e)                         15,873            16,597
     7.000% due 12/20/2029-10/22/2031 (d)(e)          492,614           511,187
     7.500% due 03/15/2024-05/15/2031 (e)              24,293            25,346
     7.750% due 09/20/2024-08/20/2027 (d)(e)           21,176            21,816
     8.000% due 06/15/2024-12/15/2030 (e)               1,112             1,176
     8.500% due 11/15/2006-04/15/2030 (e)                 221               234
     9.000% due 09/15/2008-05/15/2009 (e)                  24                27
     9.500% due 01/20/2019                                 13                14
    12.000% due 01/15/2013-06/15/2015 (e)                  15                18
                                                                      ---------
                                                                      1,046,809
                                                                      ---------
Total Mortgage-Backed Securities                                      1,386,173
(Cost $1,367,684)                                                     ---------

ASSET-BACKED SECURITIES 10.4%

Advanta Equipment Receivables
     7.560% due 02/15/2007                              1,664             1,730
Americredit Automobile Receivable Trust
     3.728% due 06/12/2005 (d)                          3,594             3,597
Asset Backed Securities Home Equity Corp.
     3.747% due 06/15/2031 (d)                         21,387            21,422
Bayview Financial Acquisition Trust
     3.051% due 07/25/2030 (d)                          2,392             2,392
     3.500% due 07/25/2031 (d)                         21,697            21,649
Bayview Financial Asset Trust
     3.061% due 04/25/2031 (d)                          3,475             3,478
Conseco Finance
     7.890% due 07/15/2018                             20,000            21,140
     8.170% due 12/15/2025                             11,800            12,790
Conseco Finance Lease LLC
     7.250% due 04/20/2003                              8,232             8,307
Delta Funding Home Equity Loan Trust
     7.260% due 08/25/2018                                429               434
EMC Mortgage Loan Trust
     3.500% due 05/25/2040 (d)                         19,102            19,102
Green Tree Recreational, Equipment, & Consumables
     6.430% due 04/17/2006                                578               583
NPF XII, Inc.
     4.292% due 03/01/2003 (d)                          2,600             2,597
Residential Asset Mortgage Products, Inc.
     7.610% due 12/25/2027                              9,325             9,838
Structured Product Asset Trust
     5.086% due 06/20/2004 (d)                         22,800            22,686
Summit Acceptance Auto Receivables Trust
     7.150% due 02/18/2003                              1,926             1,934
Timber Corp.
     4.830% due 11/30/2001                              5,000             5,000
World Financial Network Credit Card Master Trust
     3.912% due 06/16/2008 (d)                         26,700            26,819
                                                                      ---------
Total Asset-Backed Securities                                           185,498
(Cost $182,681)                                                       ---------

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 95.000 Exp. 12/17/2001                  600,000                 4
     Strike @ 94.500 Exp. 12/17/2001                  175,000                 1
     Strike @ 93.750 Exp. 12/17/2001                  100,000                 1
     Strike @ 93.500 Exp. 12/17/2001                2,295,000                57
     Strike @ 92.500 Exp. 12/14/2001                1,704,000                21
Eurodollar June Futures (CME)
     Strike @ 94.750 Exp. 06/17/2002                  800,000                15
     Strike @ 93.750 Exp. 06/17/2002                2,598,000                16
     Strike @ 93.500 Exp. 06/17/2002                  759,000                 5
     Strike @ 92.750 Exp. 06/17/2002                5,000,000                63
                                                                      ---------
Total Purchased Put Options                                                 183
(Cost $306)                                                           ---------

PREFERRED SECURITY 1.2%

                                                      Shares
UBS Preferred Funding Trust I
     8.622% due 10/29/2049                            19,700             22,331
                                                                      ---------
Total Preferred Security                                                 22,331
(Cost $19,880)                                                        ---------

PREFERRED STOCK 0.1%

Fortis Amev NV
     3.870% due 12/31/2049 (d)                             6                840
     3.860% due 12/31/2049                                 6                840
                                                                      ---------
Total Preferred Stock                                                     1,680
(Cost $1,450)                                                         ---------

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 91

Total Return Fund II
September 30, 2001 (Unaudited)

                                                   Principal
                                                      Amount              Value
                                                      (000s)             (000s)

SHORT-TERM INSTRUMENTS 8.6%

Commercial Paper 8.0%
American Electric Power, Inc.
     4.260% due 02/13/2002                       $    16,000        $    15,848
AT&T Corp.
     4.525% due 08/06/2002                             8,700              8,695
Fannie Mae
     3.150% due 10/01/2001                            16,000             16,000
     4.000% due 10/25/2001                               400                399
     3.520% due 11/08/2001                            27,400             27,298
     3.630% due 12/27/2001                             3,000              2,981
Federal Home Loan Bank
     3.000% due 10/01/2001                            10,000             10,000
     3.460% due 10/12/2001                               800                799
     4.000% due 10/31/2001                             2,000              1,993
General Electric Capital Corp.
     3.520% due 12/26/2001                            18,000             17,891
     3.100% due 12/26/2001                             5,800              5,765
     3.420% due 12/26/2001                            10,000              9,939
     3.580% due 12/27/2001                            23,000             22,856
     3.530% due 12/27/2001                             1,000                994
Walt Disney Co.
     3.610% due 10/05/2001                             2,300              2,299
                                                                    -----------
                                                                        143,757
                                                                    -----------
Repurchase Agreement 0.3%
State Street Bank
     2.600% due 10/01/2001                             5,574              5,574
     (Dated 09/28/2001. Collateralized by Fannie Mae                -----------
     4.000% due 08/15/2003 valued at $5,687.
     Repurchase proceeds are $5,575.)

U.S. Treasury Bills 0.3%
     3.107% due 10/18/2001-02/07/2002 (b)(e)           5,355              5,334
                                                                    -----------

Total Short-Term Instruments                                            154,665
(Cost $154,433)                                                     -----------

Total Investments (a) 146.9%                                        $ 2,632,053
(Cost $2,593,751)

Written Options (c) (0.1%)                                               (1,701)
(Premiums $9,100)

Other Assets and Liabilities (Net) (46.8%)                             (838,282)
                                                                    -----------
Net Assets 100.0%                                                   $ 1,792,070
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    42,275

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (3,973)
                                                                    -----------
Unrealized appreciation-net                                         $    38,302
                                                                    -----------

(b) Securities with an aggregate market value of $14,721 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                 Unrealized
                                                 # of         Appreciation/
Type                                        Contracts        (Depreciation)
--------------------------------------------------------------------------------
Eurodollar December Futures (12/2001)             244               $    24
Eurodollar March Futures (03/2002)                 31                   170
Eurodollar September Futures (09/2003)            543                 1,407
Eurodollar December Futures (12/2003)             543                 1,290
Eurodollar March Futures (03/2004)                122                   268
U.S. Treasury 5 Year Note (12/2001)               231                  (120)
U.S. Treasury 10 Year Note (12/2001)               45                   (70)
U.S. Treasury 30 Year Bond (12/2001)            1,193                 1,947
                                                                    -------
                                                                    $ 4,916
                                                                    -------
(c) Premiums received on written options:

                                                    # of
Type                                           Contracts    Premium      Value
-------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
    Strike @ 96.000 Exp. 12/17/2001                  190     $   81     $    1

Put - CME Eurodollar December Futures
    Strike @ 95.000 Exp. 12/17/2001                  169         60          1

Put - CME Eurodollar June Futures
    Strike @ 95.500 Exp. 06/17/2002                2,308      1,499        144

Put - CME Eurodollar June Futures
    Strike @ 95.750 Exp. 06/17/2002                9,427      6,264        884

Call - CBOT U.S. Treasury Note December Futures
    Strike @ 109.000 Exp. 11/24/2001                 288        119        347

Put - CME Eurodollar June Futures
    Strike @ 96.000 Exp. 06/17/2002                  832        583        104

Put - CME Eurodollar December Futures
    Strike @ 95.500 12/17/2001                       706        261          4

Put - CME Eurodollar December Futures
    Strike @ 95.250 12/17/2001                       619        203          4

Call - CME Eurodollar June Futures
    Strike @ 97.000 Exp. 06/17/2002                  220         30        212
                                                             -----------------
                                                             $9,100     $1,701
                                                             -----------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

92 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

(g) Swap agreements outstanding at September 30, 2001:

                                                                    Unrealized
                                                        Notional  Appreciation/
Type                                                      Amount (Depreciation)
-------------------------------------------------------------------------------
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR

Broker: Goldman Sachs
Exp. 12/17/2006                                         $137,300       $  7,509

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR

Broker: Bank of America
Exp. 12/17/2006                                           85,600          4,703

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                          154,800          8,752

Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005

Broker: Goldman Sachs
Exp. 11/10/2002                                            9,000             (4)

Receive a fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Williams Companies, Inc. 6.625% due 11/15/2004

Broker: UBS - Warburg
Exp. 09/16/2003                                           20,000           (409)

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.

Broker: UBS - Warburg
Exp. 08/15/2002                                           17,000             (3)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp.
5.750% due 12/01/2008

Broker: Lehman Brothers
Exp. 09/01/2003                                            2,900              0
                                                                       --------
                                                                       $ 20,548
                                                                       --------

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 93

Schedule of Investments
Total Return Fund III
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)

CORPORATE BONDS & NOTES 33.4%

Banking & Finance 21.2%
Abbey National Capital Trust I
     8.963% due 12/29/2049                                $  5,500     $  6,218
ABN AMRO Mortgage Corp.
     7.000% due 04/01/2008                                   1,000        1,075
Allied Irish Banks PLC
     4.640% due 10/31/2006 (d)                               7,000        7,034
Associates Corp. of North America
     7.240% due 05/17/2006                                   1,000        1,084
Bank One Corp.
     4.498% due 05/10/2004 (d)                               2,800        2,805
BankBoston Corp.
     6.125% due 03/15/2002                                  15,000       15,235
Bear Stearns Co., Inc.
     3.500% due 12/16/2002 (d)                              10,000       10,018
Chrysler Financial Corp. LLC
     3.553% due 03/06/2003 (d)                               5,000        4,938
Export-Import Bank Korea
     7.100% due 03/15/2007                                      50           51
Ford Motor Credit Co.
     5.517% due 04/17/2003 (d)                              16,000       15,915
     3.303% due 06/23/2003 (d)                                 300          297
     5.750% due 02/23/2004                                   2,000        2,046
     7.500% due 03/15/2005                                  30,000       31,883
     6.620% due 02/27/2006                                   1,000        1,026
General Motors Acceptance Corp.
     4.685% due 07/21/2003 (d)                               6,500        6,392
     4.000% due 08/04/2003 (d)                               5,100        5,031
     4.070% due 04/05/2004 (d)                               3,200        3,131
     4.337% due 05/10/2004 (d)                               2,900        2,851
     4.260% due 05/17/2004 (d)                              10,400       10,224
     4.760% due 07/21/2004 (d)                               6,200        6,028
Household Finance Corp.
     3.781% due 05/07/2002 (d)                               5,000        5,008
     4.406% due 05/28/2004 (d)                                 500          500
Inter-American Development Bank
     5.375% due 01/18/2006                                   7,600        7,904
International Lease Finance Corp.
     5.450% due 01/04/2002                                     500          503
Korea Development Bank
     7.900% due 02/01/2002                                   1,875        1,900
     7.625% due 10/01/2002                                   2,250        2,337
Morgan Stanley, Dean Witter & Co.
     6.375% due 08/01/2002                                   1,000        1,028
     4.370% due 05/14/2004 (d)                               3,600        3,601
NationsBank Corp.
     8.625% due 11/15/2003                                      25           27
Residential Reinsurance
     8.510% due 06/01/2004 (d)                               4,200        4,200
Spieker Properties, Inc.
     6.950% due 12/15/2002                                   2,000        2,070
Textron Financial Corp.
     3.862% due 05/28/2002 (d)                               5,000        5,007
Trinom Ltd.
     7.150% due 12/18/2004 (d)                               1,000        1,000
Washington Mutual Capital I
     3.908% due 05/14/2004 (d)                               2,500        2,505
WestDeutsche Landersbank
     6.050% due 01/15/2009                                   1,800        1,840
Western Capital
     9.440% due 01/07/2003                                   5,800        5,800
                                                                       --------
                                                                        178,512
                                                                       --------
Industrials 4.4%
Cargill, Inc.
     3.910% due 01/14/2002 (d)                               9,000        9,004
DaimlerChrysler North America Holding Corp.
     4.178% due 08/02/2004 (d)                               6,000        5,897
International Paper Co.
     4.620% due 07/08/2002 (d)                               2,200        2,200
Kroger Co.
     7.150% due 03/01/2003                                      50           52
     4.310% due 08/16/2012 (d)                               2,000        2,003
Petroleos Mexicanos
     6.905% due 07/15/2005 (d)                               5,000        5,019
SR Wind Ltd.
     9.387% due 05/18/2005 (d)                               1,000        1,010
     8.887% due 05/18/2005 (d)                               2,000        1,993
Time Warner, Inc.
     6.100% due 12/30/2001                                  10,000       10,052
                                                                       --------
                                                                         37,230
                                                                       --------
Utilities 7.8%
Arizona Public Service Co.
     4.290% due 11/15/2001 (d)                               5,300        5,307
Bell Atlantic Pennsylvania, Inc.
     7.375% due 07/15/2007                                      75           82
British Telecom PLC
     7.625% due 12/15/2005                                   8,300        8,980
     8.125% due 12/15/2010                                   1,700        1,887
Cleco Power LLC
     6.550% due 05/19/2003                                   7,000        7,227
Deutsche Telekom AG
     7.750% due 06/15/2005                                     900          962
Entergy Gulf States, Inc.
     4.828% due 09/01/2004 (d)                              12,000       12,011
Niagara Mohawk Power Co.
     7.250% due 10/01/2002                                  11,341       11,664
     7.375% due 07/01/2003                                   3,024        3,171
Oneok, Inc.
     5.067% due 04/24/2002 (d)                              13,000       13,019
Texas Utilities Corp.
     6.375% due 10/01/2004                                   1,000        1,045
                                                                       --------
                                                                         65,355
                                                                       --------
Total Corporate Bonds & Notes                                           281,097
(Cost $276,243)                                                        --------

MUNICIPAL BONDS & NOTES 2.0%

New York 1.4%
Port Authority New York & New Jersey Special Obligation
Revenue Bonds, (MBIA Insured), Series 2000
7.300% due 12/01/2022                                       10,750       11,739
                                                                       --------
Texas 0.6%
Harris County Health Facilities Development
Corporation Revenue Bonds, Series 1999
5.375% due 07/01/2029                                        5,100        4,977
                                                                       --------
Total Municipal Bonds & Notes                                            16,716
(Cost $16,298)                                                         --------

U.S. GOVERNMENT AGENCIES 2.1%

Federal Home Loan Bank
     7.620% due 03/08/2005                                  15,000       15,335
Freddie Mac
     8.000% due 01/01/2012                                     120          126
Small Business Administration
     7.449% due 08/01/2010                                   2,388        2,610
                                                                       --------
Total U.S. Government Agencies                                           18,071
(Cost $17,822)                                                         --------

U.S. TREASURY OBLIGATIONS 6.8%

Treasury Inflation Protected Securities (f)
     3.625% due 07/15/2002                                  15,296       15,565
     3.375% due 01/15/2007 (b)                               1,905        1,960
     3.625% due 01/15/2008                                  10,548       10,948
     3.875% due 01/15/2009 (g)                              15,154       15,946
     3.500% due 01/15/2011                                   1,020        1,049
     3.625% due 04/15/2028                                   2,524        2,593
     3.875% due 04/15/2029                                   8,207        8,815
                                                                       --------
Total U.S. Treasury Obligations                                          56,876
(Cost $54,207)                                                         --------

94 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)

MORTGAGE-BACKED SECURITIES 79.4%

Collateralized Mortgage Obligations 27.2%
ABN AMRO Mortgage Corp.
     6.750% due 11/25/2028                            $  9,750         $ 10,022
Bear Stearns Adjustable Rate Mortgage Trust
     7.481% due 12/25/2030 (d)                          10,356           10,520
DLJ Mortgage Acceptance Corp.
     7.580% due 02/12/2006 (d)                          13,600           14,739
E-Trade Bank Adjustable Rate Mortgage Trust
     7.174% due 09/25/2031 (d)                          14,671           14,918
Fannie Mae
     6.500% due 12/18/2004                               2,754            2,824
     7.000% due 09/25/2021                               6,677            6,899
Freddie Mac
     6.500% due 08/15/2023                               4,017            4,067
     4.290% due 03/15/2025 (d)                           6,682            6,710
     7.000% due 02/15/2027                              15,007           15,590
     6.500% due 09/01/2028                                  54               55
     6.500% due 06/01/2029                                  83               85
     6.303% due 08/15/2032 (d)                           4,630            4,711
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                               1,556            1,567
     7.500% due 03/25/2027                              15,000           15,464
     6.000% due 07/25/2029                              10,400           10,483
GMAC Commercial Mortgage Securities, Inc.
     4.076% due 09/11/2006 (d)                           7,500            6,750
Government National Mortgage Association
     4.230% due 02/16/2030 (d)                           1,800            1,807
Impac Secured Assets CMN Owner Trust
     7.750% due 10/25/2030                              12,042           12,724
Indymac Adjustable Rate Mortgage Trust
     6.490% due 09/25/2031 (d)                           1,900            1,983
Norwest Asset Securities Corp.
     6.250% due 12/25/2028                              12,951           12,931
PNC Mortgage Securities Corp.
     6.500% due 12/25/2028                               6,449            6,515
Prudential Securities Secured Financing Corp.
     7.193% due 04/15/2009                              14,050           15,324
Residential Accredit Loans, Inc.
     7.250% due 01/25/2026                               3,000            3,125
     7.050% due 01/25/2026                                 784              790
     6.500% due 12/25/2028                              24,000           24,427
Residential Funding Mortgage Securities I
     7.750% due 10/25/2030                               5,260            5,337
Resolution Trust Corp.
     6.830% due 05/25/2029 (d)                             874              870
Structured Asset Mortgage Investments, Inc.
     6.576% due 06/25/2029 (d)                           8,296            8,528
Wells Fargo Mortgage-Backed Securities Trust
     6.776% due 10/25/2031 (d)                           8,700            8,849
     6.660% due 10/25/2031 (d)                             300              306
                                                                       --------
                                                                        228,920
                                                                       --------
Fannie Mae 1.3%
     6.680% due 08/01/2018 (d)                              69               70
     6.760% due 02/01/2031 (d)                              49               49
     7.430% due 01/25/2023                               7,211            7,443
     7.500% due 02/01/2027                               3,450            3,621
     8.250% due 07/01/2017                                  39               41
     8.500% due 02/01/2007                                  69               70
     9.000% due 07/01/2005-06/01/2025 (e)                   18               20
                                                                       --------
                                                                         11,314
                                                                       --------
Federal Housing Administration 0.9%
     7.430% due 11/25/2019-11/25/2022 (e)                7,568            7,812
                                                                       --------
Freddie Mac 3.1%
     6.750% due 10/01/2006                                  14               14
     7.000% due 11/01/2011-01/01/2030 (e)               22,503           23,370
     7.500% due 07/01/2011                                 254              266
     7.813% due 07/01/2030 (d)                           1,709            1,819
     8.000% due 02/01/2006-03/01/2028 (e)                  120              126
     8.366% due 12/01/2022 (d)                             413              425
                                                                       --------
                                                                         26,020
                                                                       --------
Government National Mortgage Association 46.9%
     6.000% due 02/15/2029-08/15/2031 (e)               20,854           20,931
     6.380% due 06/20/2022-01/20/2026 (d)(e)             5,028            5,137
     6.500% due 09/15/2023-10/22/2031 (d)(e)           223,458          228,567
     7.000% due 10/22/2031 (d)                         120,000          124,574
     7.400% due 12/15/2040                               6,989            7,657
     7.620% due 10/20/2024-12/20/2026 (d)(e)             3,824            3,952
     7.750% due 09/20/2023-08/20/2027 (d)(e)             3,613            3,725
    10.250% due 02/15/2017                                 601              637
    12.750% due 02/20/2015                                   4                5
                                                                       --------
                                                                        395,185
                                                                       --------
Stripped Mortgage-Backed Securities 0.0%
Freddie Mac (IO)
     6.500% due 04/15/2022                                 998               92
                                                                       --------

Total Mortgage-Backed Securities                                        669,343
(Cost $655,986)                                                        --------

ASSET-BACKED SECURITIES 5.0%

Advanta Mortgage Loan Trust
     3.061% due 08/25/2029 (d)                          10,279           10,322
Amortizing Residential Collateral Trust
     2.921% due 09/25/2030 (d)                           2,840            2,844
Bayview Financial Asset Trust
     3.061% due 04/25/2031 (d)                           1,829            1,831
Green Tree Financial Corp.
     7.860% due 04/01/2031                                 600              634
Green Tree Recreational, Equipment, & Consumables
     6.430% due 04/17/2006                                 502              507
NPF XII, Inc.
     7.050% due 06/01/2003                               3,000            3,076
PP&L Transition Bond Co. LLC
     6.410% due 12/26/2003                               1,475            1,489
SallieMae
     4.203% due 10/25/2005 (d)                           5,966            5,976
     4.123% due 10/25/2005 (d)                           2,127            2,127
World Financial Network Credit Card Master Trust
           3.912% due 06/16/2008 (d)                    13,100           13,158
                                                                       --------
Total Asset-Backed Securities                                            41,964
(Cost $41,689)                                                         --------

SOVEREIGN ISSUES 2.2%

Province of Quebec
     8.800% due 04/15/2003                               1,000            1,081
Republic of Brazil
     5.437% due 04/15/2006 (d)                           7,968            6,633
Republic of Croatia
     4.528% due 07/31/2010 (d)                           2,297            2,252
Republic of Korea
     8.750% due 04/15/2003                                 900              970
Republic of Panama
     9.625% due 02/08/2011                               4,200            4,190
     4.500% due 07/17/2014                               1,300            1,151
     6.015% due 07/17/2016                               3,055            2,345
                                                                       --------
Total Sovereign Issues                                                   18,622
(Cost $19,272)                                                         --------

FOREIGN CURRENCY-DENOMINATED ISSUES (h)(i) 4.4%

France Telecom
     4.604% due 10/11/2001 (d)                       EC 10,000            9,098
Halifax Group Euro Finance
     7.627% due 12/29/2049                               9,700            9,572
Nationwide Building Society
     4.674% due 03/27/2003 (d)                          10,000            9,100
Republic of Austria
     5.500% due 01/15/2010 (g)                           1,600            1,509
Royal Bank of Scotland Group PLC
     0.000% due 12/01/2003                           BP  6,000            8,071
                                                                       --------
Total Foreign Currency-Denominated Issues                                37,350
(Cost $35,803)                                                         --------

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 95

Total Return Fund III
September 30, 2001 (Unaudited)

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 95.250 Exp. 12/17/2001                 $  135,000      $        1
     Strike @ 95.000 Exp. 12/17/2001                    650,000               4
     Strike @ 94.250 Exp. 12/17/2001                    174,000               2
     Strike @ 93.750 Exp. 12/17/2001                    820,000              10
     Strike @ 93.500 Exp. 12/17/2001                    191,000               5
     Strike @ 92.500 Exp. 12/14/2001                    653,000               8
Eurodollar June Futures (CME)
     Strike @ 93.750 Exp. 06/17/2002                    548,000               3
     Strike @ 92.750 Exp. 06/17/2002                  1,500,000              19
                                                                     ----------
Total Purchased Put Options                                                  52
(Cost $98)                                                           ----------

PREFERRED STOCK 0.4%

                                                         Shares
TCI Communications, Inc.
     9.720% due 12/31/2036                              132,000           3,340
                                                                     ----------
Total Preferred Stock                                                     3,340
(Cost $3,676)                                                        ----------

SHORT-TERM INSTRUMENTS 5.6%

                                                      Principal
                                                         Amount
                                                         (000s)
Commercial Paper 3.3%
American Electric Power, Inc.
     4.260% due 02/13/2002                          $     8,000           7,924
AT&T Corp.
     4.525% due 08/06/2002                                3,700           3,699
British Telecom PLC
     4.853% due 10/09/2001                                2,400           2,400
CDC
     3.380% due 10/01/2001                                8,000           8,000
General Electric Capital Corp.
     3.700% due 10/31/2001                                1,150           1,146
     3.670% due 12/26/2001                                  500             497
Swedbank, Inc.
     3.570% due 11/20/2001                                1,600           1,593
UBS Finance, Inc.
     3.550% due 12/19/2001                                2,800           2,784
                                                                     ----------
                                                                         28,043
                                                                     ----------
Repurchase Agreement 1.8%
State Street Bank
     2.600% due 10/01/2001                               15,000          15,000
     (Dated 09/28/2001. Collateralized by Fannie Mae                 ----------
     5.750% due 04/15/2003 valued at $15,305.
     Repurchase proceeds are $15,003.)

U.S. Treasury Bills 0.5%
     3.240% due 10/18/2001-02/07/2002 (b)(e)              4,415           4,400
                                                                     ----------
Total Short-Term Instruments                                             47,443
(Cost $47,385)                                                       ----------

Total Investments (a) 141.3%                                         $1,190,874
(Cost $1,168,479)

Written Options (c) (0.1%)                                                 (649)
(Premiums $2,986)

Other Assets and Liabilities (Net) (41.2%)                             (347,159)
                                                                     ----------
Net Assets 100.0%                                                    $  843,066
                                                                     ----------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                      $    25,735

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                         (3,340)
                                                                   -----------
Unrealized appreciation-net                                        $    22,395
                                                                   -----------

(b) Securities with an aggregate market value of $8,195 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                    Unrealized
                                                         # of    Appreciation/
Type                                                  Contracts (Depreciation)
------------------------------------------------------------------------------
Eurodollar March Futures (03/2003)                       457           $ 1,688
Eurodollar September Futures (09/2003)                    40               104
Eurodollar December Futures (12/2003)                     40                95
Eurodollar March Futures (03/2004)                        40                88
U.S. Treasury 10 Year Note (12/2001)                      64               (85)
U.S. Treasury 30 Year Bond (12/2001)                     284               551
                                                                   -----------
                                                                       $ 2,441
                                                                   -----------
(c) Premiums received on written options:

                                                  # of
Type                                         Contracts     Premium       Value
--------------------------------------------------------------------------------
Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 11/21/2001           1,700,000    $     52     $     0

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 11/27/2001           1,700,000          49           0

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 11/22/2001           2,100,000          62           0

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 12/03/2001           2,100,000          43           1

Put - CME Eurodollar December Futures
    Strike @ 96.000 Exp. 12/17/2001                 96          41           1

Put - CME Eurodollar December Futures
    Strike @ 95.000 Exp. 12/17/2001                 89          32           1

Put - CME Eurodollar June Futures
    Strike @ 95.500 Exp. 06/17/2002                152         111          10

Put - CME Eurodollar June Futures
    Strike @ 95.750 Exp. 06/17/2002              3,150       1,994         295

Call - CBOT U.S. Treasury Note December Futures
    Strike @ 109.000 Exp. 11/24/2001               140          58         168

Put - CME Eurodollar June Futures
    Strike @ 96.000 Exp. 06/17/2002                525         348          66

Put - CME Eurodollar December Futures
    Strike @ 95.500 12/17/2001                     164          50           1

Put - CME Eurodollar December Futures
    Strike @ 95.250 12/17/2001                     355         131           2

Call - CME Eurodollar June Futures
    Strike @ 97.000 Exp. 06/17/2002                108          15         104
                                                          --------------------
                                                          $  2,986     $   649
                                                          --------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

96 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

--------------------------------------------------------------------------------
(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to financing transaction.

(h) Foreign forward currency contracts outstanding at September 30, 2001:

                               Principal
                                  Amount                             Unrealized
                              Covered by         Settlement        Appreciation/
Type       Currency             Contract              Month       (Depreciation)
--------------------------------------------------------------------------------
Sell             BP                5,334             10/2001      $           0
Sell             EC               14,025             10/2001                 87
Sell             JY            2,521,235             10/2001               (163)
                                                                  --------------
                                                                  $         (76)
                                                                  --------------

(i) Principal amount denoted in indicated currency:

        BP - British Pound
        EC - Euro
        JY - Japanese Yen

(j) Short sales open at September 30, 2001 were as follows:


                     Coupon
Type                    (%)      Maturity          Par       Value     Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Note    4.625    05/15/2006       44,000   $   6,009   $    5,945
U.S. Treasury Note    5.750    10/31/2002      162,000      16,756       16,717
U.S. Treasury Note    3.625    07/15/2002        1,664       1,693        1,696
                                                         -----------------------
                                                         $  24,458   $   24,358
                                                         -----------------------

(k) Swap agreements outstanding at September 30, 2001:

                                                                                        Unrealized
                                                                        Notional     Appreciation/
Type                                                                      Amount     (Depreciation)
----------------------------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and
pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                                    JY    283,800       $     (135)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                                          212,000              (71)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                                          308,000             (104)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                                    BP     21,800              286

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                                           11,800               72

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2006                                                            6,200               37

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2004                                                            9,000              178

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                                    BP      8,200       $        9

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                                           12,180              149

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/17/2004                                                            2,460               11

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                                            3,000               35

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2004                                                            4,700               33

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                                         $ 30,700              861

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                                           56,300            3,093

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                                           48,900            2,765

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 09/17/2003                                                    BP     15,300               55

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                                         $  5,000              (22)

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc.
7.125% due 10/15/2004.

Broker: Lehman Brothers
Exp. 04/11/2003                                                           25,000              (41)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 5.875% due 05/01/2004.

Broker: Merrill Lynch
Exp. 08/15/2002                                                           50,000                0

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp.
5.750% due 12/01/2008.

Broker: Lehman Brothers
Exp. 09/01/2003                                                            1,500                0
                                                                                       ----------
                                                                                       $    7,211
                                                                                       ----------

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 97

Schedule of Investments
Moderate Duration Fund
September 30, 2001 (Unaudited)

                                         Principal
                                            Amount          Value
                                            (000s)         (000s)
CORPORATE BONDS & NOTES 27.8%

Banking & Finance 13.5%
Bank of America Corp.
  4.306% due 08/26/2005 (d)              $  8,700       $   8,706
Bear Stearns Co., Inc.
  4.060% due 03/28/2003 (d)                 2,900           2,899
Beaver Valley Funding Corp.
  8.250% due 06/01/2003                        88              91
CIT Group, Inc.
  6.375% due 08/01/2002                       850             872
Ford Motor Credit Co.
  3.303% due 06/23/2003 (d)                 5,000           4,956
  5.750% due 02/23/2004                     5,600           5,730
General Motors Acceptance Corp.
  4.000% due 08/04/2003 (d)                19,900          19,631
  5.450% due 09/15/2003                     1,000           1,018
  4.060% due 07/21/2004 (d)                 2,000           1,945
  6.150% due 04/05/2007                       350             348
Goldman Sachs Group
  4.192% due 06/02/2004 (d)                 5,000           4,967
Household Finance Corp.
  6.125% due 02/27/2003                     3,000           3,085
Lehman Brothers Holdings, Inc.
  6.375% due 05/07/2002                       600             613
Merrill Lynch & Co.
  3.888% due 06/24/2003 (d)                 5,000           5,001
National Rural Utilities Cooperative
Finance Corp.
  3.998% due 07/17/2003 (d)                10,000          10,006
Nationsbank Corp.
  6.078% due 04/15/2003 (d)                 5,000           5,018
PSEG Capital Corp.
  6.740% due 10/23/2001                     1,100           1,102
Royal Bank of Scotland Group PLC
  8.817% due 03/31/2049                     3,600           3,994
Salomon, Smith Barney Holdings
  3.980% due 05/04/2004 (d)                 2,000           2,003
Sears Roebuck Acceptance Corp.
  6.720% due 10/23/2002                     3,000           3,087
Trinom Ltd.
  7.150% due 12/18/2004 (d)                 1,000           1,000
                                                        ---------
                                                           86,072
                                                        ---------
Industrials 4.2%
AMERCO
  7.230% due 01/21/2027                       500             502
Campbell Soup Co.
  5.625% due 09/15/2003                     1,600           1,609
Cargill, Inc.
  3.910% due 01/14/2002 (d)                 5,000           5,002
ConAgra Foods, Inc.
  4.220% due 09/10/2003 (d)                 6,000           6,011
Eli Lilly & Co.
  6.250% due 03/15/2003                       100             104
HNA Holdings, Inc.
  6.125% due 02/01/2004                       150             156
Occidental Petroleum Corp.
  6.400% due 04/01/2003                     2,600           2,683
Philip Morris Cos., Inc.
  7.125% due 08/15/2002                       100             103
Safeway, Inc.
  7.000% due 09/15/2002                     5,000           5,130
SR Wind Ltd.
  8.887% due 05/18/2005 (d)                 2,000           1,993
  9.575% due 05/18/2005 (d)                 1,000           1,010
TCI Communications, Inc.
  4.426% due 04/03/2002 (d)                   250             251
  7.550% due 09/02/2003                       500             530
Waste Management, Inc.
  6.375% due 12/01/2003                     2,000           2,063
                                                        ---------
                                                           27,147
                                                        ---------
Utilities 10.1%
British Telecom PLC
     7.625% due 12/15/2005                  6,200           6,708
Central Power & Light Co.
     4.676% due 11/23/2001 (d)             10,000          10,014
Cincinnati Gas & Electric Co.
     6.350% due 06/15/2003                  1,200           1,228
Cleveland Electric Illuminating Co.
     7.625% due 08/01/2002                  7,000           7,180
CMS Energy Corp.
     8.125% due 05/15/2002                    750             756
DTE Energy Co.
     7.110% due 11/15/2038                  7,710           8,010
Entergy Gulf States, Inc.
     4.847% due 09/01/2004 (d)              8,800           8,808
France Telecom
     3.396% due 07/16/2003 (d)              2,200           2,201
GTE Southwest Corp.
     6.540% due 12/01/2005                  7,050           7,447
New York Telephone Co.
     6.250% due 02/15/2004                    100             105
Potomac Edison Co.
     8.000% due 06/01/2006                  1,000           1,017
Reliant Energy Resources
     8.125% due 07/15/2005                 10,000          10,801
Southern California Edison Co.
     6.375% due 01/15/2006                    100              83
                                                        ---------
                                                           64,358
                                                        ---------
Total Corporate Bonds & Notes                             177,577
(Cost $174,326)                                         ---------

U.S. GOVERNMENT AGENCIES 7.5%

Fannie Mae
     6.000% due 03/11/2003                    400             417
     6.350% due 06/10/2005                    200             216
     5.750% due 06/15/2005                    250             265
     5.875% due 02/02/2006                    200             213
     6.625% due 03/21/2006                     50              54
     6.625% due 10/15/2007                  1,195           1,322
     6.625% due 09/15/2009                  2,000           2,206
     6.625% due 11/15/2010                  1,045           1,153
Farmer Mac
     5.860% due 03/03/2006                    400             423
Federal Farm Credit Bank
     5.600% due 01/30/2002                    250             253
     4.800% due 11/06/2003                    250             257
     5.750% due 03/05/2004                    250             263
     5.950% due 05/18/2005                    500             530
Federal Home Loan Bank
     5.755% due 06/24/2003                    250             262
     6.070% due 06/30/2003                    100             105
     6.375% due 11/14/2003                    500             532
     5.415% due 02/24/2004                    400             419
     5.485% due 03/23/2004                    400             420
     6.340% due 06/13/2005                    400             432
     6.060% due 05/24/2006                    350             376
     5.890% due 08/11/2008                    500             529
     5.800% due 09/02/2008                  1,300           1,368
     6.225% due 04/13/2009                    400             420
     6.120% due 05/21/2009                    350             374
Freddie Mac
     5.750% due 04/15/2008                  1,450           1,528
Small Business Administration
     7.449% due 08/01/2010                 14,924          16,304
     6.640% due 02/10/2011                 16,000          16,690
Tennessee Valley Authority
     6.375% due 06/15/2005                    250             268
                                                        ---------
Total U.S. Government Agencies                             47,599
(Cost $44,454)

98 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                           Principal
                                              Amount       Value
                                               (000s)      (000s)
U.S. TREASURY OBLIGATIONS 7.8%
Treasury Inflation Protected
Securities (h)
    3.625% due 07/15/2002                 $    6,775    $   6,893
    3.375% due 01/15/2007 (b)                  5,726        5,892
    3.625% due 01/15/2008                      2,532        2,628
    3.875% due 01/15/2009                     28,308       29,785
U.S. Treasury Notes
    6.250% due 01/31/2002                      1,650        1,671
    5.375% due 06/30/2003                        800          836
    5.750% due 08/15/2003                      2,225        2,344
                                                        ---------
Total U.S. Treasury Obligations                            50,049
(Cost $49,086)                                          ---------

MORTGAGE-BACKED SECURITIES 82.3%

Collateralized Mortgage Obligations 33.8%
Cendant Mortgage Corp.
    6.500% due 04/25/2031                      6,698        6,868
Chase Mortgage Finance Corp.
    7.000% due 04/25/2025                        125          126
    8.256% due 04/25/2025 (d)                    392          399
Criimi Mae Financial Corp.
    7.000% due 01/01/2033                      9,519        9,897
Fannie Mae
    6.250% due 04/25/2007                        331          334
    6.250% due 06/25/2007                         30           31
    6.000% due 03/25/2009                      1,559        1,555
    6.750% due 11/25/2010                        881          882
    6.500% due 01/18/2019                        556          557
    6.350% due 03/25/2019                        696          698
    7.000% due 10/25/2020                         87           88
    6.850% due 06/25/2021                         99          101
    6.500% due 08/25/2021                     28,509       29,073
    7.000% due 09/25/2021                      3,287        3,396
    6.750% due 11/25/2021                        150          156
    5.750% due 12/20/2027                     10,139        9,923
    4.210% due 09/25/2031                     27,610       27,664
Freddie Mac
    7.000% due 10/15/2001                          2            2
    5.500% due 06/15/2003                        155          157
    7.000% due 05/15/2004                      7,010        7,171
    7.000% due 11/15/2005                        400          413
    7.000% due 06/15/2006                        119          119
    6.500% due 10/15/2007                         61           62
    6.000% due 12/15/2008                      3,741        3,788
    7.000% due 07/15/2022                         75           77
    6.000% due 06/15/2023                          3            3
    6.500% due 08/15/2023                      6,930        7,015
    6.500% due 10/15/2023                      1,245        1,265
    8.500% due 04/15/2025                      2,565        2,809
    8.000% due 02/15/2027                        498          544
GMAC Commercial Mortgage Asset Corp.
    3.357% due 06/01/2005                     13,009       13,008
Government National Mortgage
Association
    7.500% due 04/20/2027                      2,765        2,957
    4.087% due 02/16/2030 (d)                  9,002        9,037
    4.057% due 02/16/2030 (d)                  7,037        7,093
    3.857% due 10/16/2030 (d)                  2,220        2,220
Impac CMB Trust
    4.109% due 11/25/2031 (d)                 25,000       25,040
Impac Secured Assets CMN Owner Trust
    8.000% due 07/25/2030                     11,941       12,317
Indymac Home Loan Mortgage
    6.490% due 09/28/2031 (d)                 10,000       10,194
PNC Mortgage Securities Corp.
    6.500% due 12/25/2028                      5,000        4,726
Residential Funding Mortgage
Securities I
    6.981% due 06/25/2008                      1,484        1,498
    7.000% due 05/25/2012                      1,791        1,844
Saco I, Inc.
    6.891% due 07/25/2030 (d)                  8,387        8,813
Sasco Floating Rate Commercial
Mortgage Trust
    6.500% due 09/25/2031 (d)                  2,000        2,026
                                                        ---------
                                                          215,946
                                                        ---------


Fannie Mae 3.5%
     4.660% due 09/01/2031 (d)                11,687       11,893
     5.500% due 06/01/2007-09/01/2013 (i)        576          581
     5.754% due 01/01/2027 (d)                   461          467
     6.000% due 05/01/2005-02/01/2014 (i)      1,859        1,905
     6.500% due 02/01/2031                     1,252        1,275
     7.000% due 05/01/2012                       396          414
     7.500% due 08/01/2015-07/01/2029 (i)      3,065        3,219
     8.000% due 04/01/2002-10/01/2026 (i)      2,031        2,159
                                                        ---------
                                                           21,913
                                                        ---------
Federal Housing Administration 1.5%
     7.430% due 04/01/2022-06/01/2023 (i)      9,746        9,811
                                                        ---------
Freddie Mac 0.0%
     7.500% due 07/01/2003                        29           30
     8.000% due 05/01/2002-08/01/2003 (i)         50           52
                                                        ---------
                                                               82
                                                        ---------
Government National Mortgage Association 43.5%
     6.000% due 06/15/2028-06/15/2029 (i)      6,062        6,086
     6.375% due 03/20/2028 (d)                 4,401        4,480
     6.500% due 10/22/2031 (d)                93,000       95,150
     7.000% due 03/15/2029-10/22/2031 (d)(i)  52,320       54,206
     7.375% due 03/20/2020 (d)                    51           53
     7.500% due 03/15/2008-10/22/2031 (d)(i)  97,069      101,356
     7.625% due 11/20/2017-11/20/2025 (d)(i)     392          405
     8.000% due 04/15/2017-10/22/2031 (d)(i)  13,570       14,479
     8.500% due 02/15/2008                       130          138
     9.000% due 06/15/2009                       784          845
                                                        ---------
                                                          277,198
                                                        ---------
Total Mortgage-Backed Securities                          524,950
(Cost $517,511)                                         ---------

ASSET-BACKED SECURITIES 8.3%

AFC Home Equity Loan Trust
     2.961% due 06/25/2003 (d)                 3,619        3,625
Brazos Student Loan Finance Co.
     4.640% due 06/01/2023 (d)                10,000        9,981
Fremont Home Loan Owner Trust
     3.056% due 12/25/2029 (d)                 6,568        6,595
Green Tree Recreational, Equipment, &
Consumables
     6.430% due 04/17/2006                       502          507
IMC Home Equity Loan Trust
     2.841% due 03/25/2027 (d)                    36           36
Option One Mortgage Loan Trust
     2.951% due 06/25/2030 (d)                 7,126        7,142
Provident Bank Home Equity Loan Trust
     3.850% due 08/25/2031 (d)                13,314       13,335
Sovereign Dealer Floor Plan Master LLC
     3.737% due 10/15/2007 (d)                 3,560        3,566
World Financial Network Credit Card
Master Trust
     3.912% due 06/16/2008 (d)                 8,000        8,035
                                                        ---------
Total Asset-Backed Securities                              52,822
(Cost $52,667)                                          ---------

SOVEREIGN ISSUES 1.0%

Hydro-Quebec
     3.125% due 09/29/2049 (d)                 5,000        4,400
Republic of Brazil
     7.625% due 04/15/2006 (d)                 2,624        2,272
                                                        ---------
Total Sovereign Issues                                      6,672
(Cost $7,016)                                           ---------

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 99

Moderate Duration Fund
September 30, 2001 (Unaudited)

                                                                  Principal
                                                                     Amount      Value
                                                                     (000s)     (000s)
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.1%

Banque Centrale De Tunisie
     7.500% due 08/06/2009                                  EC        6,000    $ 5,686
Commonwealth of New Zealand
     4.500% due 02/15/2016                                  N$          800        351
Republic of Austria
     5.500% due 01/15/2010 (j)                              EC        1,000        943
                                                                               --------
Total Foreign Currency-Denominated Issues                                        6,980
(Cost $7,499)                                                                  --------

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 95.250 Exp. 12/17/2001                                709,000          4
     Strike @ 95.000 Exp. 12/17/2001                                919,000          6
     Strike @ 93.500 Exp. 12/17/2001                                671,000         17
Government National Mortgage Association
     6.000% due 11/20/2031
     Strike @ 93.110 Exp. 11/13/2001                                 15,000          0
                                                                               --------
Total Purchased Put Options                                                         27
(Cost $39)                                                                     --------


PREFERRED SECURITY 0.7%

                                                                     Shares

DG Funding Trust
     5.960% due 12/29/2049 (d)                                          410      4,223
                                                                               --------
Total Preferred Security                                                         4,223
(Cost $4,100)                                                                  --------


PREFERRED STOCK 0.1%

TCI Communications, Inc.
     10.000% due 05/31/2045                                          33,354        837
                                                                               --------
Total Preferred Stock                                                              837
(Cost $852)                                                                    --------


SHORT-TERM INSTRUMENTS 6.4%

                                                                Principal
                                                                  Amount
                                                                  (000s)

Commercial Paper 5.2%
Abbey National North America
     3.470% due 10/31/2001                                          $ 2,800      2,792
AT&T Corp.
     4.525% due 08/06/2002                                            2,800      2,798
CDC
     3.380% due 10/01/2001                                           20,000     20,000
Fannie Mae
     3.480% due 11/21/2001                                              200        199
General Electric Capital Corp.
     3.670% due 12/26/2001                                            1,300      1,292
     3.560% due 12/27/2001                                            2,000      1,987
     3.650% due 12/27/2001                                            1,000        994
UBS Finance, Inc.
     3.510% due 12/20/2001                                            1,100      1,095
Walt Disney Co.
     3.610% due 10/05/2001                                            2,300      2,299
                                                                               --------
                                                                                33,456
                                                                               --------

Repurchase Agreement 0.9%
State Street Bank
     2.600% due 10/01/2001                                            5,600      5,600
     (Dated 09/28/2001. Collateralized by Freddie Mac                          --------
     5.000% due 04/30/2003 valued at $5,716.
     Repurchase proceeds are $5,601.)

U.S. Treasury Bills 0.3%
     3.183% due 10/18/2001 (b)                                        1,780      1,777
                                                                               --------

Total Short-Term Instruments                                                    40,833
(Cost $40,821)                                                                 --------


                                                                                              Value
                                                                                              (000s)
------------------------------------------------------------------------------------------------------
Total Investments (a) 143.0%                                                                $ 912,569
(Cost $898,371)

Written Options (c) (0.0%)                                                                       (169)
(Premiums $975)

Other Assets and Liabilities (Net) (43.0%)                                                   (274,251)
                                                                                            ----------

Net Assets 100.0%                                                                           $ 638,149
                                                                                            ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                               $ 15,856

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                                (1,658)
                                                                                            ----------

Unrealized appreciation-net                                                                  $ 14,198
                                                                                            ----------

(b) Securities with an aggregate market value of $3,857 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                                           Unrealized
                                                                              # of      Appreciation/
Type                                                                     Contracts      Depreciation)
------------------------------------------------------------------------------------------------------
Eurodollar June Futures (06/2002)                                               32              $ 170
Eurodollar December Futures (12/2002)                                           19                 89
Eurodollar September Futures (09/2003)                                           4                 10
Eurodollar June Futures (06/2003)                                                2                  6
Eurodollar December Futures (12/2003)                                            4                 10
Eurodollar March Futures (03/2004)                                               4                  9
Euro-Bobl 5 Year Note (12/2001)                                                460                271
U.S. Treasury 5 Year Note (12/2001)                                              7                 21
U.S. Treasury 30 Year Bond (12/2001)                                           184                (58)
United Kingdom 90 Day LIBOR Futures (09/2002)                                  389                463
United Kingdom 90 Day LIBOR Futures (12/2002)                                  359                303
                                                                                              --------
                                                                                              $ 1,294
                                                                                              --------

(c) Premiums received on written options:

                                                                # of
Type                                                       Contracts       Premium              Value
------------------------------------------------------------------------------------------------------
Put - CME Eurodollar June Futures
  Strike @ 95.500 Exp. 06/17/2002                                104          $ 76                $ 6

Put - CME Eurodollar June Futures
  Strike @ 95.750 Exp. 06/17/2002                              1,155           616                108

Put - CME Eurodollar June Futures
  Strike @ 96.000 Exp. 06/17/2002                                437           283                 55
                                                                             -------------------------
                                                                             $ 975              $ 169
                                                                             -------------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

100 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

(e) Foreign forward currency contracts outstanding at September 30, 2001:

                                             Principal
                                                Amount                                            Unrealized
                                            Covered by          Settlement                     Appreciation/
Type           Currency                       Contract               Month                    (Depreciation)
-------------------------------------------------------------------------------------------------------------
Sell                 BP                          2,932             10/2001                           $    0
Buy                  EC                         10,423             10/2001                              (65)
Sell                 JY                      1,913,379             10/2001                             (123)
Sell                 N$                            827             10/2001                               26
                                                                                                     -------
                                                                                                     $ (162)
                                                                                                     -------

(f) Principal amount denoted in indicated currency:

        BP - British Pound
        EC - Euro
        JY - Japanese Yen
        N$ - New Zealand Dollar

(g) Swap agreements outstanding at September 30, 2001:

                                                                                                  Unrealized
                                                                                 Notional      Appreciation/
Type                                                                               Amount     (Depreciation)
-------------------------------------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR
and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                                           JY      394,000            $ (141)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                                           BP        5,800                (2)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                                                    50,000                (4)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                                            $          700                 44

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                                                     1,500                 84

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                                                     5,000               (22)

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.

Broker: UBS - Warburg
Exp. 08/15/2002                                                                     5,000                (1)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities
Cooperative Finance Corp. 5.750% due 12/01/2008.

Broker: Lehman Brothers
Exp. 09/01/2003                                                                   $   500           $     0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                                                     6,000                 0
                                                                                                    --------
                                                                                                    $   (42)
                                                                                                    --------

(h) Principal amount of the security is adjusted for inflation.

(i) Securities are grouped by coupon or range of coupons and represent a range of securities.

(j) Subject to financing transaction.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 101

Schedule of Investments
Low Duration Fund
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
CORPORATE BONDS & NOTES 37.0%

Banking & Finance 18.5%
American General Finance
    6.875% due 12/14/2001                                 $ 25,000     $ 25,208
Associates Corp. of North America
    6.875% due 06/20/2002                                   20,000       20,514
    6.950% due 08/01/2002                                    1,000        1,035
Banco Nacional de Comercio Exterior
    7.250% due 02/02/2004                                    1,800        1,850
Bank of America Corp.
    7.200% due 09/15/2002                                      100          104
    7.875% due 12/01/2002                                      100          105
    6.625% due 06/15/2004                                    1,000        1,067
Bank One Corp.
    7.250% due 08/01/2002                                      500          518
Bear Stearns Co., Inc.
    3.500% due 12/16/2002 (d)                                2,800        2,805
    6.125% due 02/01/2003                                    3,000        3,103
    2.941% due 03/28/2003 (d)                                8,600        8,596
    6.200% due 03/30/2003                                    9,700       10,075
    4.113% due 05/24/2004 (d)                                2,000        2,004
    3.883% due 06/01/2004 (d)                                3,000        3,007
Beaver Valley Funding Corp.
    8.250% due 06/01/2003                                    1,554        1,607
Beneficial Corp.
    3.727% due 01/09/2002 (d)                               10,000       10,005
    6.650% due 09/12/2002                                    5,000        5,173
    6.575% due 12/16/2002                                    5,440        5,645
Capital One Bank
    3.553% due 06/23/2003 (d)                                1,100        1,096
Chrysler Financial Corp. LLC
    3.524% due 08/08/2002 (d)                                8,000        7,941
CIT Group, Inc.
    3.510% due 09/13/2002 (d)                               19,900       19,939
    7.375% due 03/15/2003                                    1,000        1,053
    5.260% due 04/07/2003 (d)                                2,600        2,609
Credit Asset Receivable LLC
    6.274% due 10/31/2003                                   24,972       25,030
Export-Import Bank Korea
    6.500% due 02/10/2002                                    7,500        7,569
    6.500% due 11/15/2006                                    6,700        6,910
    7.100% due 03/15/2007                                    6,700        6,773
Finova Capital Corp.
    7.500% due 11/15/2009                                    2,100          824
Ford Motor Credit Co.
    6.520% due 08/12/2002                                   13,000       13,354
    6.000% due 01/14/2003                                   15,000       15,374
    3.720% due 02/13/2003 (d)                                2,000        1,976
    3.340% due 03/17/2003 (d)                                3,000        2,962
    6.125% due 04/28/2003                                   14,000       14,367
    3.303% due 06/23/2003 (d)                                9,800        9,713
    4.320% due 03/08/2004 (d)                               18,900       18,840
    3.950% due 04/26/2004 (d)                               19,000       18,661
    7.500% due 03/15/2005                                    1,000        1,063
    5.219% due 07/18/2005 (d)                                  400          390
General Motors Acceptance Corp.
    3.695% due 11/12/2002 (d)                               17,400       17,276
    5.875% due 01/22/2003                                      500          512
    6.750% due 03/15/2003                                    3,700        3,835
    4.529% due 07/20/2003 (d)                                7,755        7,755
    5.924% due 07/21/2003 (d)                                  200          197
    3.986% due 08/04/2003 (d)                               98,420       97,095
    5.550% due 09/15/2003                                    3,000        3,058
    5.750% due 11/10/2003                                    5,000        5,121
    4.480% due 01/20/2004 (d)                                9,400        9,292
    3.453% due 03/22/2004 (d)                                5,000        4,939
    4.070% due 04/05/2004 (d)                                  700          686
    7.625% due 06/15/2004                                    1,000        1,065
    6.850% due 06/17/2004                                    1,000        1,045
    4.060% due 07/21/2004 (d)                                  600          583
Great Western Financial
    8.600% due 02/01/2002                                    4,000        4,067
Heller Financial, Inc.
    4.740% due 10/22/2001 (d)                                1,000        1,001
    3.920% due 01/22/2002 (d)                               13,600       13,615
    3.965% due 04/28/2003 (d)                               20,000       20,030
Household Finance Corp.
    7.625% due 01/15/2003                                   10,849       11,388
    6.125% due 02/27/2003                                    1,500        1,542
    2.863% due 06/24/2003 (d)                                1,500        1,503
    6.125% due 07/15/2012                                   11,000       11,217
Industrial Bank of Korea
    8.375% due 09/30/2002                                    5,000        5,225
Key Bank NA
    6.052% due 04/24/2003                                   12,900       13,385
KFW International Finance, Inc.
    5.000% due 01/22/2002                                    7,690        7,739
    5.500% due 02/19/2002                                    7,887        7,965
    5.375% due 05/10/2002                                   12,282       12,463
    6.125% due 07/08/2002                                   18,589       19,035
Korea Development Bank
    7.900% due 02/01/2002                                    6,100        6,181
    7.625% due 10/01/2002                                   21,200       22,033
    6.500% due 11/15/2002                                    5,898        6,085
    7.800% due 06/16/2003 (d)                                3,500        3,430
    6.625% due 11/21/2003                                   20,300       21,200
Lehman Brothers Holdings, Inc.
    4.356% due 05/07/2002 (d)                                5,000        5,019
    4.466% due 12/12/2002 (d)                                1,500        1,507
    4.220% due 04/04/2003 (d)                                7,900        7,915
    4.220% due 07/06/2004 (d)                                1,500        1,501
Marsh & McLennan Cos., Inc.
    6.625% due 06/15/2004                                    1,000        1,062
Merrill Lynch & Co.
    6.130% due 04/07/2003                                    7,770        8,060
    8.770% due 05/21/2004 (d)                              110,890      111,088
Metropolitan Life Insurance Co.
    6.300% due 11/01/2003                                   17,850       18,643
Middletown Trust
   11.750% due 07/15/2010                                      865          865
Midland Funding I
   10.330% due 07/23/2002                                      909          924
Morgan Stanley Group, Inc.
    3.548% due 03/11/2003 (d)                                5,000        5,005
Nacional Financiera
   10.625% due 11/22/2001                                    7,500        7,590
    5.464% due 05/08/2003 (d)                                7,000        7,005
Pemex Finance Ltd.
    6.125% due 11/15/2003                                   11,400       11,632
PNC Bank NA
    2.714% due 01/24/2002 (d)                               20,000       20,005
Rothmans Holdings
    6.500% due 05/06/2003                                   14,000       14,453
Salomon Inc.
    7.300% due 05/15/2002                                   15,000       15,407
    7.500% due 02/01/2003                                    3,000        3,164
Salomon Smith Barney Holdings
    3.650% due 02/14/2002 (i)                                1,119        1,125
    3.980% due 05/04/2004 (d)                               32,760       32,812
Seismic Ltd.
    8.336% due 01/01/2002 (d)                               10,000        9,985
Shopping Center Associates
    6.750% due 01/15/2004                                   11,725       11,971
Spieker Properties, Inc.
    6.800% due 05/01/2004                                    2,000        2,095
Toyota Motor Credit Corp.
    7.586% due 02/15/2002 (d)                               11,600       11,646
Transamerica Finance Corp.
    6.125% due 11/01/2001                                    5,000        5,008
Trinom Ltd.
    7.150% due 06/18/2004 (d)                                5,700        5,700
Wells Fargo & Co.
    6.625% due 07/15/2004                                    1,000        1,070
                                                                       ----------
                                                                        942,685
                                                                       ----------

102 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                               Principal
                                                                  Amount       Value
                                                                  (000s)      (000s)
Industrials 9.8%
Allied Waste Industries, Inc.
    7.375% due 01/01/2004                                        $ 5,000     $ 4,950
AMR Corp.
    9.125% due 10/24/2001                                          4,250       4,261
Atlas Air, Inc.
    8.010% due 01/02/2010                                          9,778       9,382
Cemex SA de CV
    8.625% due 07/18/2003                                         10,000      10,425
Coastal Corp.
    3.913% due 03/06/2002 (d)                                     32,200      32,251
Conoco, Inc.
    5.900% due 04/15/2004                                          3,100       3,198
Cox Enterprises, Inc.
    6.625% due 06/14/2002                                          3,000       3,051
    4.579% due 05/01/2033 (d)                                      2,000       2,014
DaimlerChrysler North America Holding Corp.
    3.920% due 12/16/2002 (d)                                     13,400      13,476
    3.880% due 08/16/2004 (d)                                      1,000         981
    6.900% due 09/01/2004                                          1,000       1,057
Delta Air Lines, Inc.
    6.650% due 03/15/2004                                          2,925       2,586
Eastman Chemical Co.
    6.375% due 01/15/2004                                            250         256
Electric Lightwave, Inc.
    6.050% due 05/15/2004                                          3,000       2,917
Enron Corp.
    8.000% due 08/15/2005                                          8,300       8,587
Federal-Mogul Corp.
    7.500% due 07/01/2004 (j)                                     28,600       2,360
General Motors Corp.
    6.250% due 05/01/2005                                          7,000       7,174
Georgia-Pacific Group
    9.950% due 06/15/2002                                         11,000      11,401
Global Crossing Holding Ltd.
    6.000% due 10/15/2013                                          7,500       4,538
HCA - The Healthcare Co.
    8.130% due 08/04/2003                                          5,000       5,250
    6.630% due 07/15/2045                                          7,000       7,188
HMH Properties, Inc.
    7.875% due 08/01/2005                                          5,000       4,425
IMEXSA Export Trust
   10.125% due 05/31/2003                                          3,926       3,881
International Game Technology
    7.875% due 05/15/2004                                            500         503
International Paper Co.
    8.000% due 07/08/2003                                         10,000      10,602
Kinder Morgan, Inc.
    6.450% due 11/30/2001                                            440         442
Kroger Co.
    7.150% due 03/01/2003                                         13,500      14,140
Nabisco, Inc.
    6.700% due 06/15/2002                                         21,100      21,524
Occidental Petroleum Corp.
    6.400% due 04/01/2003                                         27,945      28,836
Park Place Entertainment Corp.
    7.950% due 08/01/2003                                         15,955      16,195
Petroleos Mexicanos
    7.185% due 07/15/2005 (d)                                     10,173      10,396
    6.906% due 07/15/2005 (d)                                     10,400      10,439
    9.375% due 12/02/2008                                          5,500       5,748
Philip Morris Cos., Inc.
    7.500% due 01/15/2002                                            200         202
    7.250% due 01/15/2003                                          4,050       4,221
    8.250% due 10/15/2003                                          1,000       1,080
    6.950% due 06/01/2006                                         25,000      26,582
Phillips Petroleum Co.
    8.500% due 05/25/2005                                          2,000       2,228
Qwest Corp.
    6.125% due 07/15/2002                                          5,250       5,334
    5.650% due 11/01/2004                                          9,250       9,263
R & B Falcon Corp.
    6.500% due 04/15/2003                                         11,000      11,357
Rollins Truck Leasing Co.
    8.000% due 02/15/2003                                          3,000       3,157
Shoppers Food Warehouse Corp.
    9.750% due 06/15/2004                                         10,500      10,962
SR Wind Ltd.
    8.888% due 05/18/2005 (d)                                      6,000       5,980
    9.388% due 05/18/2005 (d)                                      3,000       3,031
Starwood Hotels & Resorts
    6.750% due 11/15/2005                                          2,000       1,818
TCI Communications, Inc.
    3.810% due 03/11/2003 (d)                                      3,000       3,018
Tenet Healthcare Corp.
    7.875% due 01/15/2003                                          5,300       5,512
    8.625% due 12/01/2003                                          9,700      10,379
Time Warner, Inc.
    6.100% due 12/30/2001                                            250         251
    7.975% due 08/15/2004                                          1,950       2,137
TTX Co.
    7.820% due 07/21/2003                                         61,000      65,039
Tyco International Group SA
    6.875% due 09/05/2002                                         18,805      19,278
Waste Management, Inc.
    6.500% due 05/15/2004                                         45,000      46,566
                                                                            --------
                                                                             501,829
                                                                            --------
Utilities 8.7%
Arizona Public Service Co.
    5.875% due 02/15/2004                                          5,600       5,755
Arkansas Power & Light
    6.000% due 10/01/2003                                            450         450
BellSouth Telecommunications, Inc.
    6.000% due 06/15/2002                                          3,000       3,058
British Telecom PLC
    4.445% due 12/15/2003 (d)                                      9,900      10,098
    7.625% due 12/15/2005                                         73,400      79,410
CenturyTel, Inc.
    7.750% due 10/15/2012                                         32,000      32,990
Cinergy Corp.
    6.125% due 04/15/2004                                         13,000      13,177
Cleveland Electric Illuminating Co.
    8.550% due 11/15/2001                                          2,075       2,088
    7.850% due 07/30/2002                                          3,500       3,630
    9.500% due 05/15/2005                                          9,000       9,277
CMS Energy Corp.
    8.125% due 05/15/2002                                          5,000       5,037
    8.375% due 07/01/2003                                          7,750       8,018
    7.625% due 11/15/2004                                         15,400      15,172
DTE Energy Co.
    7.110% due 11/15/2038                                         21,000      21,818
Duke Energy Field Services
    7.500% due 08/16/2005                                          1,000       1,074
Entergy Louisiana, Inc.
    7.740% due 07/01/2002                                          3,308       3,317
    8.500% due 06/01/2003                                          4,000       4,269
Entergy Mississippi, Inc.
    7.750% due 02/15/2003                                         35,000      36,626
France Telecom
    3.396% due 07/16/2003 (d)                                     11,700      11,707
    7.200% due 03/01/2006                                         29,300      31,045
Illinois Power Co.
    6.250% due 07/15/2002                                         10,000      10,173
    6.000% due 09/15/2003                                         12,500      12,913
Kentucky Power Co.
    6.650% due 05/01/2003                                          1,000       1,002
Niagara Mohawk Power Co.
    7.250% due 10/01/2002                                         16,634      17,122
Noram Energy Corp.
    6.375% due 11/01/2003                                          2,000       2,092
Ohio Edison Co.
    8.625% due 09/15/2003                                          5,000       5,394
Pacific Gas & Electric Co.
    7.575% due 10/31/2001 (d)(j)                                  46,700      40,162
Scana Corp.
    4.150% due 02/08/2002 (d)                                      1,000       1,001
Sprint Capital Corp.
    9.500% due 04/01/2003                                          5,800       6,258

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 103

Low Duration Fund
September 30, 2001 (Unaudited)

                                                               Principal
                                                                  Amount         Value
                                                                  (000s)        (000s)
Texas Utilities Corp.
    5.940% due 10/15/2001                                       $ 13,405    $   13,429
    6.500% due 08/16/2002                                          1,000         1,022
    9.700% due 02/28/2003                                          4,695         5,052
    6.750% due 03/01/2003                                            925           958
    6.750% due 04/01/2003                                          3,875         4,027
    6.875% due 08/01/2005                                          2,000         2,110
Toledo Edison Co.
    8.180% due 07/30/2002                                          2,500         2,590
United Illuminating Co.
    6.000% due 12/15/2003                                         13,000        13,398
Williams Cos., Inc.
    4.070% due 11/15/2001 (d)                                      6,200         6,209
WorldCom, Inc.
    6.125% due 04/15/2012                                          4,300         4,359
                                                                            -----------
                                                                               447,287
                                                                            -----------
Total Corporate Bonds & Notes                                                1,891,801
(Cost $1,885,673)                                                           -----------

U.S. GOVERNMENT AGENCIES 2.2%

Fannie Mae
    4.625% due 10/15/2001                                            535           535
    6.850% due 11/06/2003                                         30,000        30,127
    5.375% due 03/15/2004                                         37,000        37,490
    7.125% due 09/19/2005                                         25,000        26,104
    7.000% due 11/14/2005                                         15,085        15,819
Freddie Mac
    6.500% due 02/04/2013                                          1,200         1,209
    6.625% due 07/02/2013                                          1,195         1,198
Small Business Administration
    8.250% due 01/25/2013 (d)                                        244           252
    8.250% due 02/25/2014 (d)                                        461           459
                                                                            -----------
Total U.S. Government Agencies                                                 113,193
(Cost $111,442)                                                             -----------

U.S. TREASURY OBLIGATIONS 8.0%

Treasury Inflation Protected Securities (h)
    3.625% due 07/15/2002 (b)                                    141,876       144,360
    3.375% due 01/15/2007 (i)                                     72,999        75,120
    3.625% due 01/15/2008 (i)                                    108,342       112,438
    3.875% due 01/15/2009 (i)                                     65,270        68,676
    3.500% due 01/15/2011 (i)                                      6,120         6,296
                                                                            -----------
Total U.S. Treasury Obligations                                                406,890
(Cost $392,019)                                                             -----------

MORTGAGE-BACKED SECURITIES 84.8%

Collateralized Mortgage Obligations 21.4%
Bear Stearns Adjustable Rate Mortgage Trust
    7.482% due 12/25/2030 (d)                                      7,833         7,957
    7.491% due 12/25/2030 (d)                                     10,431        10,576
    6.397% due 09/25/2031 (d)                                     27,269        27,646
Cendant Mortgage Corp.
    6.500% due 01/18/2016                                            345           350
    6.750% due 04/25/2031                                         10,254        10,308
Chase Commercial Mortgage Securities Corp.
    7.600% due 12/18/2005                                            111           118
Chase Mortgage Finance Corp.
    6.500% due 06/25/2013                                          4,525         4,612
    8.257% due 04/25/2025 (d)                                        392           399
    6.750% due 06/25/2028                                         11,250        11,583
    6.350% due 07/25/2029                                          3,534         3,630
Citicorp Mortgage Securities, Inc.
    6.500% due 12/01/2019 (d)                                        270           269
    6.750% due 05/25/2028                                          6,266         6,448
CMC Securities Corp. IV
    7.250% due 10/25/2027                                         11,593        11,999
    7.250% due 11/25/2027                                         10,038        10,446
CNL Commercial Loan Trust
    3.698% due 10/20/2027 (d)                                     59,639        59,639
Commercial Trust
    6.670% due 12/15/2003 (d)                                      2,718         2,669
Countrywide Funding Corp.
    6.500% due 01/25/2035 (d)                                        939           941
Countrywide Home Loans
    6.900% due 12/25/2027                                         18,061        18,845
Criimi Mae Financial Corp.
    7.000% due 01/01/2033                                          7,377         7,670
CS First Boston Mortgage Securities Corp.
    6.960% due 06/20/2029                                             82            84
    7.500% due 02/25/2031                                         48,391        50,155
    7.500% due 03/25/2031                                         22,130        22,246
    6.400% due 01/17/2035                                            107           111
Dime Savings
    7.317% due 11/01/2018 (d)                                        744           726
DLJ Commercial Mortgage Corp.
    4.334% due 07/05/2008 (d)                                        740           743
DLJ Mortgage Acceptance Corp.
   11.000% due 08/01/2019                                            549           629
    8.603% due 05/25/2024 (d)                                        667           683
    4.125% due 06/25/2026 (d)                                      6,460         6,483
    6.850% due 12/17/2027                                            165           175
Drexel Burnham Lambert Trust
    4.625% due 05/01/2016 (d)                                         18            18
Enterprise Mortgage Acceptance Co.
    6.110% due 01/15/2025                                             80            81
Fannie Mae
    8.950% due 05/25/2003                                              6             6
    9.400% due 07/25/2003                                             18            18
    9.000% due 07/25/2003                                             62            63
    6.875% due 06/25/2009                                            662           667
    7.000% due 09/25/2016                                         10,368        10,476
    9.250% due 10/25/2018                                             52            56
    9.500% due 03/25/2020                                          4,068         4,542
    9.500% due 05/25/2020                                            906           999
    9.000% due 03/25/2021                                          2,429         2,641
    9.000% due 04/25/2021                                             81            89
    8.000% due 12/25/2021                                          1,945         2,118
    8.000% due 03/25/2022                                              9             9
    3.288% due 04/25/2022 (d)                                        146           147
Federal Housing Administration
    6.750% due 10/30/2031                                         16,200        16,476
First Nationwide Trust
    7.750% due 10/25/2030                                         44,034        45,582
Freddie Mac
    8.000% due 07/01/2006                                             29            31
    6.000% due 07/15/2006                                            134           134
    6.500% due 08/15/2006                                            778           785
    8.500% due 01/01/2007                                             51            54
    8.000% due 09/15/2007                                            621           629
    5.750% due 01/15/2008                                          2,310         2,328
    9.500% due 07/01/2010                                             54            59
    6.500% due 08/15/2011                                         14,086        14,616
    8.000% due 01/01/2012                                             78            79
   12.500% due 09/30/2013                                            425           480
   11.750% due 02/01/2014                                              1             2
   10.000% due 07/15/2019                                            171           185
    9.000% due 11/15/2019                                            102           103
   10.000% due 05/15/2020                                            123           130
    9.000% due 12/15/2020                                          1,938         2,027
    7.500% due 12/15/2020                                            241           242
    9.500% due 01/15/2021                                            710           764
    6.500% due 02/15/2021                                            456           459
    8.000% due 04/15/2021                                            844           879
    9.000% due 05/15/2021                                            142           152
    9.500% due 09/01/2021                                             25            27
    8.000% due 04/01/2022                                            346           370
    8.000% due 11/01/2022                                            237           253
    7.500% due 01/20/2024                                            310           310
    8.500% due 08/01/2024                                             91            98
    8.500% due 11/01/2024                                            756           808
    6.250% due 04/15/2028                                          6,436         6,558
    6.500% due 10/01/2028                                             57            59
    6.303% due 08/15/2032 (d)                                      4,630         4,711

104 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                Principal
                                                                   Amount         Value
                                                                   (000s)        (000s)
General Electric Capital Mortgage Services, Inc.
    6.750% due 12/25/2012                                       $   1,556    $    1,567
    7.500% due 11/25/2030                                          11,388        11,538
German American Capital Corp.
    7.000% due 08/12/2010 (d)                                       6,800         7,428
Glendale Federal Savings & Loan
   11.000% due 03/01/2010                                              14            15
    5.386% due 03/25/2030 (d)                                         677           685
GMAC Commercial Mortgage Corp.
    4.060% due 02/20/2003 (d)                                       1,160         1,160
    3.990% due 09/20/2005 (d)                                         200           200
Golden Mortgage Loan
    7.875% due 02/25/2031 (d)                                      15,384        15,624
GS Mortgage Securities Corp.
    6.044% due 08/15/2018                                          24,074        24,752
    6.526% due 08/15/2018                                          21,600        22,328
Guardian Savings & Loan Association
    7.116% due 09/25/2018 (d)                                          20            20
Home Savings of America
    5.685% due 05/25/2027 (d)                                         978           970
Impac Secured Assets CMN Owner Trust
    8.000% due 07/25/2030                                          70,250        72,461
Imperial Savings Association
    8.839% due 07/25/2017 (d)                                          28            28
    9.900% due 02/25/2018                                             229           232
International Mortgage Acceptance Corp.
   12.250% due 03/01/2014                                              80            94
LB Commercial Conduit Mortgage Trust
    6.330% due 11/18/2004                                             101           105
Mellon Residential Funding Corp.
    6.400% due 06/25/2028                                          16,661        17,077
    6.580% due 07/25/2029 (d)                                      17,411        18,450
Morgan Stanley Capital I
    7.460% due 02/15/2020                                          22,300        23,886
    7.188% due 08/15/2023                                              85            91
    7.266% due 11/15/2028                                             197           211
Morgan Stanley Dean Witter Capital I
    3.818% due 10/15/2026 (d)                                         262           260
Mortgage Capital Funding, Inc.
    6.325% due 10/18/2007                                          18,217        19,097
Nationslink Funding Corp.
    6.297% due 11/10/2002                                           5,000         5,197
Norwest Asset Securities Corp.
    6.500% due 04/25/2028                                           1,107         1,137
    6.500% due 01/25/2029                                           6,000         6,204
PNC Mortgage Securities Corp.
    6.500% due 02/25/2028                                             252           251
    6.750% due 05/25/2028                                           3,082         3,100
    6.300% due 06/25/2029                                          19,210        19,828
    7.750% due 07/25/2030                                          25,213        25,509
    7.500% due 05/25/2040 (d)                                         160           163
Prudential Home Mortgage Securities
    7.500% due 09/25/2007                                             608           628
    7.000% due 01/25/2008                                          10,000        10,080
    6.750% due 11/25/2008                                           5,405         5,650
    7.000% due 08/25/2009                                           4,000         4,087
    7.000% due 06/25/2023                                             663           668
    6.050% due 04/25/2024                                              25            25
    7.300% due 06/25/2024                                             519           520
Prudential-Bache Trust
    5.748% due 09/01/2018 (d)                                          16            16
    8.400% due 03/20/2021                                           2,553         2,686
Resecuritization Mortgage Trust
    3.830% due 04/26/2021 (d)                                       3,833         3,833
    6.500% due 04/19/2029                                          20,687        21,223
Residential Accredit Loans, Inc.
    6.500% due 02/25/2029 (d)                                      18,018        18,450
    7.000% due 07/25/2029                                             367           373
Residential Asset Securitization Trust
    6.500% due 09/25/2014                                             357           366
Residential Funding Mortgage Securities, Inc.
    6.500% due 04/25/2009                                               8             8
    7.500% due 08/25/2023                                             238           239
    7.500% due 12/25/2025                                             894           924
    7.000% due 10/25/2027                                          10,000        10,427
    7.250% due 10/25/2027                                           2,497         2,491
    6.250% due 11/25/2028                                           6,000         6,003
    7.500% due 11/25/2030                                          34,899        35,683
Resolution Trust Corp.
    5.998% due 05/25/2019 (d)                                       2,231         2,224
    4.860% due 08/25/2019 (d)                                       1,975         1,976
    7.017% due 10/25/2021 (d)                                          42            43
    8.625% due 10/25/2021                                           7,597         7,584
    9.332% due 10/25/2021                                             188           187
    6.900% due 02/25/2027                                           2,506         2,488
    6.096% due 10/25/2028 (d)                                       1,388         1,423
    7.263% due 10/25/2028 (d)                                         619           618
    7.414% due 05/25/2029 (d)                                       1,760         1,836
Ryland Mortgage Securities Corp.
    7.049% due 11/25/2021 (d)                                         127           127
Salomon Brothers Mortgage Securities VII
    7.400% due 12/25/2017 (d)                                       1,197         1,221
    7.932% due 03/25/2024 (d)                                         650           661
    8.153% due 10/25/2024 (d)                                         140           142
    7.601% due 12/25/2030                                           5,908         6,003
Sasco Floating Rate Commercial Mortgage Trust
    3.658% due 10/21/2013 (d)                                         877           878
Sears Mortgage Securities
   12.000% due 02/25/2014                                              46            49
    7.431% due 10/25/2022 (d)                                       1,402         1,418
SLH Mortgage Trust
    9.600% due 03/25/2021                                             176           175
Structured Asset Mortgage Investments, Inc.
    6.904% due 06/25/2028 (d)                                       5,778         5,887
    9.081% due 06/25/2029 (d)                                       5,721         6,173
    6.577% due 06/25/2029 (d)                                      27,071        27,828
    6.750% due 05/02/2030                                           3,072         3,111
Structured Asset Securities Corp.
    6.750% due 07/25/2029                                          12,021        12,460
    7.750% due 07/25/2030                                          17,906        18,163
    4.355% due 05/25/2031 (d)                                      34,401        34,531
TMA Mortgage Funding Trust
    3.041% due 01/25/2029 (d)                                       7,521         7,521
Torrens Trust
    3.750% due 07/15/2031 (d)                                       7,482         7,482
Union Planters Mortgage Finance Corp.
    6.450% due 01/25/2028                                           6,000         6,018
Wells Fargo Mortgage-Backed Securities Trust
    7.000% due 02/25/2016                                          99,281       102,533
    6.125% due 07/25/2031                                          10,000        10,110
                                                                             -----------
                                                                              1,094,378
                                                                             -----------

Fannie Mae 7.8%
    5.500% due 04/01/2009                                          12,286        12,614
    5.740% due 06/01/2017 (d)                                          63            64
    5.990% due 08/01/2017 (d)                                          32            33
    5.995% due 12/01/2017-12/01/2023 (d)(g)                           315           318
    6.000% due 05/01/2011                                             104           107
    6.027% due 04/01/2018 (d)                                       5,508         5,570
    6.318% due 08/01/2029                                          16,273        16,843
    6.500% due 09/01/2005-07/01/2017 (d)(g)                           829           852
    6.748% due 11/01/2017 (d)                                         110           112
    6.793% due 11/01/2017 (d)                                         239           241
    6.870% due 01/01/2021 (d)                                         282           280
    7.000% due 04/01/2002-05/01/2012 (g)                              207           216
    7.240% due 07/25/2017 (d)                                       1,741         1,768
    7.265% due 02/01/2028 (d)                                       3,150         3,247
    7.292% due 11/01/2018 (d)                                          71            71
    7.607% due 07/01/2017 (d)                                         364           370
    7.815% due 04/01/2024 (d)                                       1,454         1,491
    7.917% due 07/01/2023 (d)                                         724           730
    8.000% due 03/01/2004-10/15/2031 (d)(g)                       325,033       340,774
    8.261% due 01/01/2024 (d)                                          54            56
    8.290% due 10/01/2024 (d)                                       2,047         2,085
    8.476% due 01/01/2024 (d)                                       1,625         1,683
    8.500% due 03/01/2008-01/01/2026 (g)                            2,494         2,665

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 105

Low Duration Fund
September 30, 2001 (Unaudited)

                                                                       Principal
                                                                          Amount         Value
                                                                          (000s)        (000s)
    8.585% due 01/01/2024 (d)                                         $       15    $       16
    9.000% due 01/01/2025                                                      3             3
    9.500% due 07/01/2024-11/01/2025 (g)                                   2,725         2,954
   10.000% due 02/01/2004-01/01/2025 (g)                                     738           804
   10.500% due 06/01/2005-12/01/2024 (g)                                      96           102
   11.000% due 11/01/2020                                                     32            36
   11.250% due 12/01/2010-10/01/2015 (g)                                      89            99
   11.500% due 12/01/2008-02/01/2020 (g)                                      47            55
   11.750% due 02/01/2016                                                     34            39
   12.000% due 01/01/2015-10/01/2015 (g)                                       6             6
   13.000% due 07/01/2015                                                      5             6
   13.250% due 09/01/2011                                                     11            13
   13.500% due 04/01/2014                                                      3             3
   15.500% due 10/01/2012-12/01/2012 (g)                                      47            56
   15.750% due 12/01/2011                                                     19            23
   16.000% due 09/01/2012-12/01/2012 (g)                                       8            10
                                                                                    -----------
                                                                                       396,415
                                                                                    -----------

Federal Housing Administration 1.1%
    6.950% due 04/01/2014                                                  1,981         1,965
    7.400% due 02/01/2019                                                     90            92
    7.421% due 11/01/2019                                                    398           405
    7.430% due 10/01/2019-11/01/2025 (g)(j)                               51,302        52,074
                                                                                    -----------
                                                                                        54,536
                                                                                    -----------

Freddie Mac 0.7%
    6.000% due 09/01/2006-10/16/2030 (g)                                  13,905        14,145
    6.375% due 03/01/2017 (d)                                                160           162
    6.500% due 02/01/2005                                                      1             1
    6.529% due 07/01/2018 (d)                                                197           202
    6.806% due 12/01/2022 (d)                                                413           425
    6.867% due 10/01/2027 (d)                                                800           830
    6.928% due 02/01/2020 (d)                                              1,735         1,772
    7.001% due 09/01/2023 (d)                                                182           188
    7.500% due 09/01/2006                                                     38            39
    7.598% due 06/01/2024 (d)                                                448           459
    7.625% due 01/01/2017 (d)                                                 28            28
    8.000% due 03/01/2007-12/01/2024 (g)                                   3,053         3,246
    8.243% due 10/01/2023 (d)                                                766           784
    8.250% due 10/01/2007-11/01/2007 (g)                                      17            18
    8.338% due 11/01/2022 (d)                                              1,294         1,324
    8.365% due 11/01/2023 (d)                                                327           335
    8.369% due 03/01/2024 (d)                                                 38            39
    8.459% due 01/01/2024 (d)                                              1,247         1,281
    8.465% due 01/01/2024 (d)                                                534           552
    8.500% due 10/01/2002-11/01/2025 (g)                                   8,595         9,171
    8.750% due 04/01/2002                                                      4             4
    9.000% due 05/01/2002-08/01/2022 (g)                                   2,357         2,542
    9.500% due 12/01/2004-02/01/2025 (g)                                     211           229
    9.750% due 08/01/2002-11/01/2008 (g)                                     442           482
   10.000% due 04/01/2015-10/01/2019 (g)                                      74            83
   10.500% due 10/01/2010-02/01/2016 (g)                                      18            20
   10.750% due 09/01/2009-08/01/2011 (g)                                     243           268
   11.500% due 10/01/2015-01/01/2016 (g)                                      39            44
   11.750% due 11/01/2010-08/01/2015 (g)                                      10            11
   12.000% due 09/01/2013                                                      2             2
   14.000% due 09/01/2012-04/01/2016 (g)                                       9            10
   14.500% due 12/01/2010                                                      2             3
   15.000% due 08/01/2011-12/01/2011 (g)                                       3             4
                                                                                    -----------
                                                                                        38,703
                                                                                    -----------

Government National Mortgage Association 53.7%
    6.375% due 04/20/2016-06/20/2027 (d)(g)                               30,702        31,387
    6.500% due 05/15/2023-10/15/2023 (g)                                     477           492
    7.000% due 03/15/2011-01/15/2030 (g)                                   4,681         4,889
    7.125% due 11/20/2026 (d)                                                183           189
    7.375% due 03/20/2017-03/20/2019 (d)(g)                                  212           216
    7.500% due 01/15/2007-10/22/2031 (g)                               1,364,094     1,424,342
    7.625% due 10/20/2023-12/20/2027 (d)(g)                               35,876        37,085
    7.750% due 08/20/2022-07/20/2027 (d)(g)                               46,902        48,347
    8.000% due 11/15/2006-10/22/2031 (d)(g)                            1,033,708     1,087,352
    8.500% due 12/15/2021-02/15/2031 (g)                                  78,109        82,675
    9.000% due 06/20/2016-12/15/2030 (g)                                  22,327        23,712
    9.500% due 10/15/2016-06/15/2025 (g)                                      93           102
    9.750% due 07/15/2017-10/15/2017 (g)                                     363           402
   10.000% due 10/15/2013-11/15/2025 (g)                                      81            91
   10.500% due 11/15/2019-02/15/2021 (g)                                      13            16
   11.000% due 09/15/2010                                                      5             6
   11.500% due 08/15/2018                                                     29            33
   11.750% due 08/15/2013-08/15/2015 (g)                                      45            52
   12.000% due 06/20/2015                                                      7             8
   13.000% due 10/15/2013                                                      6             7
   13.500% due 05/15/2011-11/15/2012 (g)                                      20            24
   16.000% due 12/15/2011-02/15/2012 (g)                                      20            25
                                                                                    -----------
                                                                                     2,741,452
                                                                                    -----------

Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
  727.220% due 09/25/2006                                                      9            22
    6.000% due 02/25/2008                                                    809            22
  256.000% due 11/01/2008                                                     16            64
    6.500% due 03/25/2009                                                  3,038           291
    0.950% due 03/25/2009 (d)                                             10,825           200
    7.500% due 03/25/2019                                                    624             6
    6.500% due 05/25/2019                                                  5,056           221
    6.500% due 04/25/2020                                                  2,736           114
    7.000% due 05/25/2021                                                  1,934            96
  859.770% due 02/25/2022                                                     13           153
    6.500% due 03/25/2023                                                  1,984           232
    4.875% due 03/25/2024 (d)                                              4,836           251
Fannie Mae (PO)
    0.000% due 09/25/2022                                                     17            16
Freddie Mac (IO)
    6.000% due 10/15/2007                                                    111             2
    6.000% due 02/15/2008                                                    353             9
    7.000% due 08/15/2018                                                  2,553            50
    6.500% due 05/15/2019                                                  1,839            58
    6.500% due 06/15/2019                                                    960            33
 1049.620% due 04/15/2021                                                      7            47
    6.500% due 04/15/2022                                                  1,654           152
    7.000% due 05/15/2023                                                    221            24
    4.000% due 01/15/2024                                                 20,919         3,421
Prudential Home Mortgage Securities (IO)
    0.300% due 04/25/2009 (d)                                             39,053           177
                                                                                    -----------
                                                                                         5,661
                                                                                    -----------
Total Mortgage-Backed Securities                                                     4,331,145
(Cost $4,278,725)                                                                   -----------

ASSET-BACKED SECURITIES 4.1%

Advanta Equipment Receivables
    6.640% due 09/16/2002                                                     89            89
Advanta Mortgage Loan Trust
    7.760% due 05/25/2018                                                 22,700        24,247
Amortizing Residential Collateral Trust
    4.053% due 09/25/2030 (d)                                             12,070        12,088
Amresco Residential Securities Mortgage Loan Trust
    2.851% due 07/25/2027 (d)                                                 85            85
Bombardier Capital Mortgage
    6.605% due 09/15/2010                                                  4,576         4,637
Capital Asset Research Funding LP
    6.400% due 12/15/2004                                                     49            49
Cento
    6.013% due 03/01/2002                                                    141           143
Circuit City Credit Card Master Trust
    3.718% due 02/15/2006 (d)                                                250           250
CIT Marine Trust
    5.800% due 04/15/2010                                                    167           170
Community Program Loan Trust
    4.500% due 10/01/2018                                                 14,487        14,125
Compucredit Credit Card Master Trust
    3.708% due 03/15/2007 (d)                                             32,000        31,990
Conseco Finance
    6.940% due 11/15/2014                                                    119           120
Contimortgage Home Equity Loan Trust
    6.770% due 01/25/2018                                                    517           521
Duck Auto Grantor Trust
    5.650% due 03/15/2004                                                  1,001         1,003
Embarcadero Aircraft Securitization Trust
    3.968% due 08/15/2025 (d)                                              4,900         4,900
EQCC Home Equity Loan Trust
    3.648% due 10/15/2027 (d)                                                196           196

106 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                               Principal
                                                                  Amount       Value
                                                                  (000s)      (000s)
Equity One ABS, Inc.
    7.325% due 03/25/2014                                      $   9,400   $   9,758
GF Funding Corp.
    6.890% due 01/20/2006                                         12,105      12,281
Green Tree Financial Corp.
    6.550% due 02/15/2027                                          6,883       7,100
    7.400% due 06/15/2027                                         12,735      13,568
Green Tree Floorplan Receivables Master Trust
    3.840% due 11/15/2004 (d)                                      1,000       1,003
Green Tree Home Improvement Loan Trust
    3.658% due 08/15/2029 (d)                                        410         410
IMC Home Equity Loan Trust
    3.273% due 10/20/2027 (d)                                      2,599       2,602
Irwin Home Equity Loan Trust
    7.460% due 09/25/2014                                         18,321      18,935
Marriott Vacation Club Owner Trust
    3.408% due 09/20/2017 (d)                                      7,220       7,148
Merit Securities Corp.
    7.040% due 12/28/2033                                         10,879      10,961
New York City Tax Lien
    6.350% due 07/10/2007                                          3,336       3,175
Oakwood Mortgage Investors, Inc.
    6.950% due 08/15/2027                                          1,379       1,388
Ocwen Mortgage Loan Trust
    3.935% due 10/25/2029 (d)                                        374         375
Option One Mortgage Loan Trust
    2.951% due 09/25/2030 (d)                                      4,198       4,208
Pacificamerica Home Equity Loan
    3.800% due 04/25/2028 (d)                                        181         180
Providian Gateway Master Trust
    3.768% due 03/16/2009 (d)                                      8,000       8,015
SallieMae
    4.041% due 07/25/2004 (d)                                         14          14
    4.263% due 04/25/2006 (d)                                      5,238       5,233
Saxon Asset Securities Trust
    7.205% due 01/25/2019                                            275         285
    2.891% due 05/25/2029 (d)                                        558         559
Southern Pacific Secured Assets Corp.
    3.963% due 07/25/2029 (d)                                        258         258
The Money Store Home Equity Trust
    3.668% due 06/15/2029 (d)                                        432         432
Timber Corp. Term Loan
    4.830% due 11/30/2001                                          5,000       5,000
                                                                           ----------
Total Asset-Backed Securities                                                207,501
(Cost $202,822)                                                            ----------

SOVEREIGN ISSUES 0.5%

Province of Quebec
    6.625% due 10/25/2001 (d)                                        250         250
Republic of Brazil
    5.438% due 04/15/2006 (d)                                      5,680       4,729
United Mexican States
    7.570% due 04/07/2004 (d)                                     21,530      22,163
                                                                           ----------
Total Sovereign Issues                                                        27,142
(Cost $27,144)                                                             ----------


FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.1%

Korea Development Bank
    2.700% due 08/16/2002                            JY        2,000,000      16,846
Republic of Austria
    5.500% due 01/15/2010 (i)                        EC            8,900       8,388
Republic of Colombia
    7.000% due 03/06/2002                            IL       36,220,000      16,957
United Mexican States
    6.000% due 03/28/2002                            JY          960,000       8,250
    8.750% due 05/30/2002                                          3,000       4,438
                                                                           ----------
Total Foreign Currency-Denominated Issues                                     54,879
(Cost $60,270)                                                             ----------


PURCHASED PUT OPTIONS 0.0%

PNC Mortgage Securities (OTC)
    7.500% due 05/25/2040
    Strike @ 100.000 Exp. 04/01/2005                           $     300           0
                                                                           ----------
Total Purchased Put Options                                                        0
(Cost $0)                                                                  ----------


PREFERRED STOCK 1.1%

                                                                  Shares

Home Ownership Funding
   13.330% due 12/31/2049                                          3,000       2,157
Rhone-Poulenc SA
    8.125% due 12/31/2049                                         13,000         327
TCI Communications, Inc.
    9.720% due                                                   224,700       5,685
    8.720% due 01/31/2045                                      1,170,100      28,714
   10.000% due 05/31/2045                                        800,300      20,072
                                                                           ----------
Total Preferred Stock                                                         56,955
(Cost $61,898)                                                             ----------


SHORT-TERM INSTRUMENTS 8.7%

                                                               Principal
                                                                  Amount
                                                                  (000s)
Certificates of Deposit 0.1%
Mexico Credit Link
   10.735% due 02/22/2002                                      $   5,000       5,077
                                                                           ----------

Commercial Paper 8.0%
Abbey National North America
    3.520% due 10/29/2001                                          5,000       4,986
    3.550% due 10/29/2001                                          3,200       3,191
BP Amoco PLC
    3.450% due 10/01/2001                                         25,000      25,000
Federal Home Loan Bank
    3.000% due 10/01/2001                                         30,000      30,000
    4.000% due 10/31/2001                                            500         498
General Electric Capital Corp.
    3.470% due 10/02/2001                                          7,400       7,399
    3.420% due 12/24/2001                                         40,000      39,762
    3.420% due 12/26/2001                                          3,800       3,777
    3.670% due 12/26/2001                                         11,500      11,430
    3.520% due 12/27/2001                                         32,000      31,799
    3.490% due 12/27/2001                                          5,400       5,366
KFW International Finance, Inc.
    3.420% due 12/20/2001                                          1,100       1,094
PepsiCo, Inc.
    3.410% due 10/01/2001                                         35,000      35,000
Queensland Treasury Corp.
    3.560% due 10/23/2001                                          3,400       3,393
SBC Communications, Inc.
    3.430% due 11/29/2001                                          1,000         996
UBS Finance, Inc.
    3.450% due 10/01/2001                                        200,000     200,000
    3.420% due 12/19/2001                                            300         298
    3.550% due 12/19/2001                                            100          99
    3.360% due 12/20/2001                                          2,900       2,884
                                                                           ----------
                                                                             406,972
                                                                           ----------

Repurchase Agreement 0.6%
State Street Bank
    2.600% due 10/01/2001                                         31,917      31,917
    (Dated 09/28/2001. Collateralized by Fannie Mae                        ----------
    6.625% due 09/15/2009 valued at $7,055 and
    Fannie Mae 4.570% due 05/16/2003 valued at $25,501.
    Repurchase proceeds are $31,923.)

U.S. Treasury Bills 0.0%
    3.136% due 10/18/2001 (b)(g)                                     750         749
                                                                           ----------
Total Short-Term Instruments                                                 444,715
(Cost $444,463)                                                            ----------

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 107

Low Duration Fund
September 30, 2001 (Unaudited)

                                                                                  Value
                                                                                  (000s)
Total Investments (a) 147.5%                                                $ 7,534,221
(Cost $7,464,456)

Written Options (c) (0.0%)                                                          (65)
(Premiums $1,783)

Other Assets and Liabilities (Net) (47.5%)                                   (2,426,742)
                                                                            -----------

Net Assets 100.0%                                                           $ 5,107,414
                                                                            -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                              $   123,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                     (53,881)
                                                                            -----------

Unrealized appreciation-net                                                 $    69,765
                                                                            -----------

(b) Securities with an aggregate market value of $6,856 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                             Unrealized
                                                               # of       Appreciation/
Type                                                      Contracts       (Depreciation)
---------------------------------------------------------------------------------------
Eurodollar June Futures (06/2002)                                15        $        68
Eurodollar September Futures (09/2002)                           13                 53
Eurodollar December Futures (12/2002)                            20                 70
Eurodollar March Futures (03/2003)                               20                 57
U.S. Treasury 10 Year Note (12/2001)                             42                 29
U.S. Treasury 30 Year Bond (12/2001)                             38                 (7)
                                                                           -----------
                                                                           $       270
                                                                           -----------
(c) Premiums received on written options:

                                                 # of
Type                                        Contracts       Premium              Value
--------------------------------------------------------------------------------------
Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 11/21/2001        19,200,000     $     587        $         2

Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 11/27/2001        19,200,000           542                  3

Put - CME Eurodollar June Futures
     Strike @ 95.500 Exp. 06/17/2002              856           633                 56

Put - CME Eurodollar June Futures
     Strike @ 95.750 Exp. 06/17/2002               18            11                  2

Put - CME Eurodollar June Futures
     Strike @ 96.000 Exp. 06/17/2002               14            10                  2
                                                          ----------------------------
                                                          $   1,783        $        65
                                                          ----------------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.
(e) Foreign forward currency contracts outstanding at September 30, 2001:

                                       Principal
                                          Amount                            Unrealized
                                      Covered by          Settlement     Appreciation/
Type                Currency            Contract               Month    (Depreciation)
--------------------------------------------------------------------------------------
Buy                       EC              54,633             10/2001       $      (366)
Sell                      BP               7,056             10/2001                 2
Sell                      JY          11,104,000             10/2001              (625)
                                                                           -----------
                                                                           $      (989)
                                                                           -----------

(f) Principal amount denoted in indicated currency:

           BP - British Pound
           EC - Euro
           IL - Italian Lira
           JY - Japanese Yen

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Security is in default.

(k) Swap agreements outstanding at September 30, 2001:
                                                                             Unrealized
                                                            Notional      Appreciation/
Type                                                          Amount     (Depreciation)
--------------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and
pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                     JY     3,285,600       $    (1,174)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                     BP       175,100             2,295

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                               94,300             1,236

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                               77,600             1,559

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2004                                               23,300               471

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                           $    2,900               164

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                               20,000                (8)



108 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS-Warburg
Exp. 01/14/2003                                           $   43,000       $       (12)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                                5,000               (22)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. due 12/19/2001.

Broker: Lehman Brothers
Exp. 12/19/2001                                               25,000               (23)

Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.

Broker: Goldman Sachs
Exp. 06/15/2004                                               50,000              (120)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                               30,000               (40)
                                                                          ------------
                                                                          $      4,326
                                                                          ------------

(l) Short sales open at September 30, 2001 were as follows:

                      Coupon
Type                     (%)       Maturity         Par           Value       Proceeds
--------------------------------------------------------------------------------------
U.S. Treasury Notes    5.875     11/15/2004      50,000   $      53,633   $     52,303
U.S. Treasury Notes    5.875     11/15/2004      44,080          47,283         46,110
U.S. Treasury Notes    6.000     08/15/2004      50,000          53,729         52,436
U.S. Treasury Notes    5.750     10/31/2002      50,000          51,716         51,596
U.S. Treasury Notes    5.750     10/31/2002      50,000          51,716         51,596
U.S. Treasury Notes    5.750     10/31/2002      23,200          23,996         23,941
U.S. Treasury Notes    5.750     11/15/2005      23,000          24,756         24,203
U.S. Treasury Notes    4.250     11/15/2003      50,000          51,408         51,288
U.S. Treasury Notes    4.250     11/15/2003      46,000          47,296         47,185
U.S. Treasury Notes    4.625     05/15/2006      18,600          19,263         19,175
                                                          ----------------------------
                                                          $     424,796   $    419,833
                                                          ----------------------------





See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 109

Schedule of Investments
Low Duration Fund II
September 30, 2001 (Unaudited)

                                                                    Principal
                                                                       Amount       Value
                                                                       (000s)      (000s)
CORPORATE BONDS & NOTES 23.9%

Banking & Finance 21.4%
Associates Corp. of North America
    5.750% due 11/01/2003                                         $       400    $       417
Bank of America Corp.
    3.762% due 08/26/2005 (d)                                           9,100          9,107
Beneficial Corp.
    4.000% due 04/02/2002 (d)                                           3,000          3,003
Chrysler Financial Corp. LLC
    3.503% due 06/17/2003 (d)                                           1,100          1,078
    3.760% due 06/18/2003 (d)                                          13,000         12,780
Countrywide Home Loans
    6.850% due 06/15/2004                                               1,000          1,068
Donaldson, Lufkin & Jenrette, Inc.
    4.280% due 07/18/2003 (d)                                           4,700          4,716
Ford Motor Credit Co.
    7.750% due 11/15/2002                                               1,700          1,776
    5.750% due 02/23/2004                                               1,000          1,023
    6.700% due 07/16/2004                                                 900            936
    4.200% due 07/18/2005 (d)                                          12,300         12,005
General Motors Acceptance Corp.
    6.625% due 01/10/2002                                               4,000          4,033
    6.625% due 10/01/2002                                                  25             26
    7.625% due 05/05/2003                                               1,100          1,162
    3.986% due 08/04/2003 (d)                                           1,400          1,381
    4.060% due 07/21/2004 (d)                                           1,200          1,167
    8.950% due 07/02/2009                                               8,872          9,822
Goldman Sachs Group, Inc.
    6.600% due 07/15/2002                                               1,500          1,536
    3.988% due 01/17/2003 (d)                                           3,000          3,003
Heller Financial, Inc.
    3.920% due 01/22/2002 (d)                                           4,900          4,906
    4.083% due 07/24/2002 (d)                                          15,000         15,052
Household Finance Corp.
    6.700% due 06/15/2002                                               2,525          2,586
Lehman Brothers Holdings, Inc.
    4.356% due 05/07/2002 (d)                                           5,200          5,220
Morgan Stanley, Dean Witter & Co.
    3.906% due 08/07/2003 (d)                                           2,400          2,404
Wells Fargo & Co.
    6.625% due 07/15/2004                                                 105            112
                                                                                 -----------
                                                                                     100,319
                                                                                 -----------
Industrials 1.2%
Cargill, Inc.
    3.910% due 01/14/2002 (d)                                           5,000          5,002
Procter & Gamble Co.
    5.250% due 09/15/2003                                                 400            413
Times Mirror Co.
    6.650% due 10/15/2001                                                 200            200
Wal-Mart Stores, Inc.
    6.550% due 08/10/2004                                                 100            107
                                                                                 -----------
                                                                                       5,722
                                                                                 -----------
Utilities 1.3%
DTE Energy Co.
    6.170% due 06/15/2038                                               5,000          5,163
Southern California Gas Co.
    5.670% due 01/18/2028                                               1,000          1,022
                                                                                 -----------
                                                                                       6,185
                                                                                 -----------
Total Corporate Bonds & Notes                                                        112,226
(Cost $111,059)                                                                  -----------

U.S. GOVERNMENT AGENCIES 1.5%

Fannie Mae

    7.500% due 02/11/2002                                                 175            178
    6.250% due 11/15/2002                                                 150            156
    5.250% due 01/15/2003                                                 935            965
    6.500% due 08/15/2004                                                 100            108
    6.625% due 09/15/2009                                               2,000          2,207
Federal Home Loan Bank
    5.135% due 09/22/2003                                                 400            415
    6.340% due 11/05/2013                                               1,900          1,905
    6.550% due 12/30/2013                                               1,085          1,085
                                                                                 -----------
Total U.S. Government Agencies                                                         7,019
(Cost $6,430)                                                                    -----------

U.S. TREASURY OBLIGATIONS 11.6%

Treasury Inflation Protected Securities (e)
    3.625% due 07/15/2002 (b)                                           3,436          3,496
    3.375% due 01/15/2007                                              41,564         42,772
    3.625% due 01/15/2008                                               4,065          4,219
    3.875% due 01/15/2009                                               2,165          2,278
    3.500% due 01/15/2011                                                 612            630
U.S. Treasury Notes
    6.250% due 02/15/2003                                                 315            330
    5.750% due 08/15/2003                                                 195            205
                                                                                 -----------
Total U.S. Treasury Obligations                                                       53,930
(Cost $52,162)                                                                   -----------

MORTGAGE-BACKED SECURITIES 116.8%

Collateralized Mortgage Obligations 25.0%
Bear Stearns Adjustable Rate Mortgage Trust
    7.491% due 12/25/2030 (d)                                           1,681          1,704
    7.481% due 12/25/2030 (d)                                           1,283          1,304
Criimi Mae Financial Corp.
    7.000% due 01/01/2033                                               9,519          9,897
CS First Boston Mortgage Securities Corp.
    7.500% due 02/25/2031                                              15,626         16,196
DLJ Mortgage Acceptance Corp.
    8.563% due 05/25/2024 (d)                                             337            345
Fannie Mae
    6.150% due 09/25/2016                                                 607            606
    9.250% due 10/25/2018                                                  52             56
    8.000% due 11/25/2023                                               3,117          3,238
    4.030% due 09/25/2030 (d)                                           4,592          4,599
Federal Housing Administration
    6.750% due 10/30/2031                                               1,500          1,526
First Nationwide Trust
    7.750% due 10/25/2030                                              17,299         17,907
Freddie Mac
   12.100% due 01/31/2009                                                 819            883
   12.900% due 05/01/2014                                                 100            111
    6.500% due 07/15/2017                                                 118            118
    6.000% due 05/15/2022                                               3,238          3,286
    8.500% due 06/01/2025                                                  94            101
General Electric Capital Mortgage Services, Inc.
    6.750% due 12/25/2012                                               1,556          1,567
Government National Mortgage Association
    7.500% due 11/20/2023                                                 999          1,009
    7.750% due 01/17/2030                                               1,000          1,053
    4.110% due 09/20/2030 (d)                                           2,745          2,745
Guardian Savings & Loan Association
    8.030% due 07/25/2019 (d)                                              25             25
Nationslink Funding Corp.
    4.056% due 04/10/2007 (d)                                             782            783
    7.030% due 01/20/2008                                                 179            192
Norwest Asset Securities Corp.
    6.750% due 12/25/2027                                               1,720          1,769
    6.500% due 04/25/2028                                                 963            989
PNC Mortgage Securities Corp.
    7.750% due 07/25/2030                                               3,389          3,429
Residential Funding Mortgage Securities, Inc.
    7.500% due 10/25/2022                                                 589            598
Resolution Trust Corp.
    5.998% due 05/25/2019 (d)                                             485            484
    7.263% due 10/25/2028 (d)                                           2,201          2,196
Ryland Mortgage Securities Corp.
   14.000% due 11/25/2031                                                 54             54
Salomon Brothers Mortgage Securities VII
    7.466% due 11/25/2022 (d)                                             435            440
    7.600% due 12/25/2030                                                 973            988
Sears Mortgage Securities
    7.431% due 10/25/2022 (d)                                             584            591
Structured Asset Mortgage Investments, Inc.
    9.081% due 06/25/2029 (d)                                           6,145          6,629
    6.750% due 05/02/2030                                               6,159          6,236
Structured Asset Securities Corp.
    6.750% due 07/25/2029                                               3,823          3,890
    7.750% due 07/25/2030                                               6,446          6,539
Union Planters Mortgage Finance Corp.
    6.600% due 01/25/2028                                              13,000         13,306
                                                                                 -----------
                                                                                     117,389
                                                                                 -----------



110 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                        Principal
                                                                           Amount          Value
                                                                           (000s)         (000s)
Fannie Mae 5.1%
    5.748% due 09/01/2028 (d)                                         $     1,252    $     1,268
    6.297% due 08/01/2030-11/01/2039 (d)(f)                                17,278         17,648
    7.500% due 08/01/2029-09/01/2029 (f)                                    3,790          3,951
    8.142% due 01/01/2024 (d)                                                 551            556
   10.500% due 05/01/2012                                                     558            623
                                                                                     -----------
                                                                                          24,046
                                                                                     -----------
Federal Housing Administration 5.5%
    7.200% due 05/01/2009                                                   1,569          1,611
    7.430% due 07/01/2024                                                  23,497         24,255
                                                                                     -----------
                                                                                          25,866
                                                                                     -----------
Freddie Mac 1.5%
    6.581% due 07/01/2023 (d)                                                 483            498
    6.000% due 10/18/2031 (d)                                               6,000          5,989
    8.000% due 07/01/2024                                                     211            226
    8.500% due 06/01/2009-10/01/2010 (f)                                      192            199
   10.500% due 09/01/2015                                                       7              8
                                                                                     -----------
                                                                                           6,920
                                                                                     -----------
Government National Mortgage Association 79.7%
    6.375% due 04/20/2022-05/20/2027 (d)(f)                                 8,523          8,717
    6.500% due 08/15/2023-07/15/2030 (d)(f)                                 5,076          5,133
    7.000% due 03/15/2022-10/22/2031 (d)(f)                                15,184         15,783
    7.500% due 02/15/2022-11/20/2023 (d)(f)                               148,358        154,963
    7.625% due 10/20/2025 (d)                                               5,238          5,413
    7.750% due 07/20/2023-07/20/2025 (d)(f)                                 5,745          5,924
    8.000% due 03/15/2023-09/15/2024 (d)(f)                               132,582        138,999
    8.500% due 11/15/2029-01/15/2031 (f)                                   30,837         32,636
    9.000% due 07/20/2016-10/15/2030 (f)                                    6,403          6,801
                                                                                     -----------
                                                                                         374,369
                                                                                     -----------
Total Mortgage-Backed Securities                                                         548,590
(Cost $542,132)                                                                      -----------

ASSET-BACKED SECURITIES 5.4%

Countrywide Asset-Backed Certificates
    4.180% due 03/25/2031 (d)                                                  60             60
Countrywide Home Equity Loan Trust
    3.727% due 08/15/2025 (d)                                               5,366          5,370
Embarcadero Aircraft Securitization Trust
    3.967% due 08/15/2025 (d)                                               2,867          2,866
First Alliance Mortgage Loan Trust
    3.990% due 03/20/2031 (d)                                               7,583          7,595
Novastar Home Equity Loan
    3.011% due 01/25/2030 (d)                                               7,037          7,047
The Money Store Home Equity Trust
    6.490% due 10/15/2026                                                   2,463          2,511
                                                                                     -----------
Total Asset-Backed Securities                                                             25,449
(Cost $25,401)                                                                       -----------

PREFERRED SECURITY 1.1%

                                                                           Shares
DG Funding Trust
    5.960% due 12/29/2049 (d)                                                 510          5,253
                                                                                     -----------
Total Preferred Security                                                                   5,253
(Cost $5,100)                                                                        -----------


SHORT-TERM INSTRUMENTS 4.9%

                                                                        Principal
                                                                           Amount
                                                                           (000s)
Commercial Paper 4.3%
Fannie Mae
    3.150% due 10/01/2001                                             $    19,000         19,000
    3.610% due 12/27/2001                                                     500            496
General Electric Capital Corp.
    3.550% due 10/02/2001                                                     200            200
    3.560% due 12/27/2001                                                     500            496
                                                                                     -----------
                                                                                          20,192
                                                                                     -----------
Repurchase Agreement 0.6%
State Street Bank
    2.600% due 10/01/2001                                                   2,974          2,974
    (Dated 09/28/2001. Collateralized by Fannie Mae
    5.000% due 02/03/2003 valued at $3,037.
    Repurchase proceeds are $2,975.)
                                                                                     -----------
Total Short-Term Instruments                                                              23,166
(Cost $23,166)                                                                       -----------

Total Investments (a) 165.2%                                                         $   775,633
(Cost $765,450)

Other Assets and Liabilities (Net) (65.2%)                                              (306,067)
                                                                                     -----------
Net Assets 100.0%                                                                    $   469,566
                                                                                     -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                       $    10,781

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                            (598)
                                                                                     -----------

Unrealized appreciation-net                                                          $    10,183
                                                                                     -----------
(b) Securities with an aggregate market value of $346
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 2001:
                                                                             # of     Unrealized
Type                                                                    Contracts   Appreciation
------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (12/2001)                                             1    $         3
                                                                                     -----------

(c) Swap agreements outstanding at September 30, 2001:
                                                                                      Unrealized
                                                                         Notional  Appreciation/
Type                                                                       Amount (Depreciation)
------------------------------------------------------------------------------------------------
Receive a fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                                       $       100    $         6

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.

Broker: UBS - Warburg
Exp. 08/15/2002                                                             4,000             (1)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                                             4,000              0
                                                                                     -----------
                                                                                     $         5
                                                                                     -----------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.



See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 111

Schedule of Investments
Low Duration Fund III
September 30, 2001 (Unaudited)


                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
CORPORATE BONDS & NOTES 41.1%
Banking & Finance 25.7%
Bank of America Corp.
      8.125% due 02/01/2002                                $     1,000      $     1,016
      2.913% due 08/26/2005 (d)                                  1,000            1,000
Chrysler Financial Corp. LLC
      3.503% due 06/17/2003 (d)                                    400              392
      3.503% due 06/18/2003                                      1,000              983
CIT Group, Inc.
      3.510% due 09/13/2002 (d)                                    400              401
General Motors Acceptance Corp.
      3.986% due 08/04/2003 (d)                                    400              395
      5.547% due 01/20/2004 (d)                                  1,000              988
      4.760% due 07/21/2004 (d)                                    300              292
Goldman Sachs Group, Inc.
      3.961% due 02/18/2002 (d)                                    665              666
      4.110% due 04/08/2005 (d)                                    300              298
Heller Financial, Inc.
      3.920% due 01/22/2002 (d)                                  1,300            1,301
Korea Development Bank
      7.625% due 10/01/2002                                      1,000            1,039
National Rural Utilities Cooperative Finance Corp.
       3.657% due 07/17/2003 (d)                                 1,000            1,001
Salomon, Smith Barney Holdings
      3.980% due 05/04/2004 (d)                                    325              326
Spieker Properties LP - REITS
      7.580% due 12/17/2001                                      1,000            1,008
                                                                            -------------
                                                                                 11,106
                                                                            -------------
Industrials 2.3%
Cargill, Inc.
      3.910% due 01/14/2002 (d)                                  1,000            1,000
                                                                            -------------
Utilities 13.1%
British Telecom PLC
      7.625% due 12/15/2005                                        200              216
Consolidated Edison, Inc.
      3.210% due 06/15/2002 (d)                                    500              501
Florida Power & Light
      6.875% due 12/01/2005                                      1,000            1,073
France Telecom
      5.148% due 03/14/2003 (d)                                    600              607
      7.200% due 03/01/2006                                        300              318
Pacific Gas & Electric Co.
      7.057% due 10/31/2001 (d)(g)                                 400              344
Philadelphia Electric
      6.500% due 05/01/2003                                      1,500            1,559
Telekomunikacja Polska SA
      7.125% due 12/10/2003                                      1,000            1,045
                                                                            -------------
                                                                                  5,663
                                                                            -------------
Total Corporate Bonds & Notes                                                    17,769
(Cost $17,556)                                                              -------------

U.S. TREASURY OBLIGATIONS 9.6%

Treasury Inflation Protected Securities (e)
      3.625% due 07/15/2002 (b)                                    111              113
      3.375% due 01/15/2007                                      3,137            3,228
      3.625% due 01/15/2008                                        330              342
      3.875% due 01/15/2009                                        325              342
      3.500% due 01/15/2011                                        102              105
                                                                            -------------
Total U.S. Treasury Obligations                                                   4,130
(Cost $3,986)                                                               -------------

MORTGAGE-BACKED SECURITIES 108.7%

Collateralized Mortgage Obligations 22.2%
Bear Stearns Adjustable Rate Mortgage Trust
      7.491% due 12/25/2030 (d)                                    116              118
      7.487% due 12/25/2030 (d)                                     89               90
Countrywide Home Loans
      7.750% due 04/25/2030                                         33               33
CS First Boston Mortgage Securities Corp.
      7.500% due 02/25/2031                                      1,071            1,110
Federal Housing Administration
      6.750% due 10/30/2031                                        100              102
First Nationwide Trust
      7.750% due 10/25/2030                                      1,311            1,357
Freddie Mac
      3.937% due 11/15/2030 (d)                                    663              663
GMAC Commercial Mortgage Securities, Inc.
      6.570% due 09/15/2033                                        849              895
Independent National Mortgage Corp.
      7.250% due 11/25/2010                                        638              646
PNC Mortgage Securities Corp.
      7.750% due 07/25/2030                                        239              242
Prudential Home Mortgage Securities
      7.500% due 08/25/2024                                        897              930
Residential Funding Mortgage Securities I
      7.750% due 11/25/2026                                      1,000            1,042
Salomon Brothers Mortgage Securities VII
      7.600% due 11/25/2030                                         72               73
Structured Asset Securities Corp.
      6.750% due 07/25/2029                                      1,202            1,223
Washington Mutual, Inc.
      6.247% due 01/25/2040 (d)                                     81               81
Wells Fargo Mortgage-Backed Securities Trust
      7.000% due 02/25/2016                                        946              977
                                                                            -------------
                                                                                  9,582
                                                                            -------------
Fannie Mae 6.4%
      5.912% due 08/01/2029 (d)                                  1,227            1,243
      6.009% due 02/01/2031 (d)                                    626              635
      6.297% due 09/01/2040 (d)                                    868              887
                                                                            -------------
                                                                                  2,765
                                                                            -------------
Freddie Mac 0.1%
      8.750% due 10/01/2001                                         65               65
                                                                            -------------
Government National Mortgage Association 80.0%
      6.000% due 05/20/2030 (d)                                  1,248            1,274
      6.375% due 06/20/2027 (d)                                    395              403
      6.500% due 10/22/2031                                      1,000            1,023
      7.000% due 10/22/2031 (d)                                  1,000            1,038
      7.500% due 10/22/2031                                      7,500            7,831
      8.000% due 10/22/2031 (d)                                 20,000           21,035
      8.500% due 10/20/2026-10/15/2030 (f)                       1,871            1,987
                                                                            -------------
                                                                                 34,591
                                                                            -------------
Total Mortgage-Backed Securities                                                 47,003
(Cost $46,559)                                                              -------------

ASSET-BACKED SECURITIES 5.9%

Bayview Financial Acquisition Trust
      3.970% due 11/25/2030 (d)                                  1,300            1,305
Circuit City Credit Card Master Trust
      3.717% due 02/15/2006 (d)                                  1,000            1,001
SallieMae
      4.101% due 10/25/2005 (d)                                    227              227
                                                                            -------------
Total Asset-Backed Securities                                                     2,533
(Cost $2,526)                                                               -------------

SHORT-TERM INSTRUMENTS 5.3%

Commercial Paper 4.6%
CDC
      3.380% due 10/01/2001                                      1,300            1,300
Coca-Cola Co.
      3.610% due 10/11/2001                                        100              100
Fannie Mae
      4.030% due 10/18/2001                                        200              200
UBS Finance, Inc.
      3.530% due 12/19/2001                                        100               99
      3.360% due 12/20/2001                                        300              297
                                                                            -------------
                                                                                  1,996
                                                                            -------------



112 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
Repurchase Agreement 0.7%
State Street Bank
      2.600% due 10/01/2001                                $       316      $       316
      (Dated 09/28/2001. Collateralized by Federal Home                     -------------
      Loan Bank 6.105% due 05/15/2003 valued at $327.
      Repurchase proceeds are $316.)

U.S. Treasury Bills 0.0%
      2.310% due 02/07/2002 (b)(f)                                  10               10
                                                                            -------------

Total Short-Term Instruments                                                      2,322
(Cost $2,322)                                                               -------------

Total Investments (a) 170.6%                                                $    73,757
(Cost $72,949)

Written Options (c) 0.0%                                                              0
(Premium $14)

Other Assets and Liabilities (Net) (70.6%)                                      (30,516)
                                                                            -------------

Net Assets 100.0%                                                           $    43,241
                                                                            -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                               $       907

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                     (99)
                                                                            -------------

Unrealized appreciation net                                                 $       808
                                                                            -------------

(b) Securities with an aggregate market value of $123
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 2001:
                                                                              Unrealized
                                                                  # of     Appreciation/
Type                                                         Contracts    (Depreciation)
-----------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (12/2001)                                  5      $        (5)
U.S. Treasury 30 Year Bond (12/2001)                                 1                0
                                                                            -------------
                                                                            $        (5)
                                                                            -------------
(c) Premiums received on written options:

                                                     # of
Type                                            Contracts      Premium            Value
-----------------------------------------------------------------------------------------
Put - OTC Euro vs. U.S. Dollar
Strike @ 0.820 Exp. 11/21/2001                    200,000      $     6      $         0

Put - OTC Euro vs. U.S. Dollar
Strike @ 0.820 Exp. 11/27/2001                    200,000            6                0

Put - OTC Euro vs. U.S. Dollar
Strike @ 0.820 Exp. 12/03/2001                    100,000            2                0
                                                               --------------------------
                                                               $    14      $         0
                                                               --------------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Security is in default.

(h) Swap agreements outstanding at September 30, 2001:

                                                                             Unrealized
                                                              Notional    Appreciation/
Type                                                            Amount   (Depreciation)
Receive floating rate based on 6-month JY-LIBOR and
pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                            JY   28,400      $       (10)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 03/02/2004                                            BP    1,700               22

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                                    900               12

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                                    800                8

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2004                                                    200                2

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                            $       500                0
                                                                            -------------
                                                                            $        34
                                                                            -------------

(i) Foreign forward currency contracts outstanding at September 30, 2001:

                                   Principal
                                      Amount                                 Unrealized
                                  Covered by          Settlement          Appreciation/
Type            Currency            Contract               Month         (Depreciation)
-----------------------------------------------------------------------------------------
Buy                   EC               1,131             10/2001            $        (7)
Sell                  JY               6,124             10/2001                      0
                                                                            -------------
                                                                            $        (7)
                                                                            -------------
(j) Principal amount denoted in indicated currency:

              BP - British Pound
              EC - Euro
              JY - Japanese Yen



           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 113

Schedule of Investments
Short-Term Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
CORPORATE BONDS & NOTES 33.0%

Banking & Finance 16.6%
ABN AMRO Bank
      6.625% due 10/31/2001                                $     2,000      $     2,006
Banco Nacional Obra Services
      9.625% due 11/15/2003                                      3,900            4,183
Bank One Corp.
      4.517% due 01/24/2002 (d)                                  2,000            2,003
BankBoston Corp.
      6.125% due 03/15/2002                                      1,000            1,016
Bankunited FSB
      5.400% due 02/02/2004                                      4,000            4,135
Bear Stearns Co., Inc.
      5.125% due 02/22/2004 (d)                                  4,200            4,330
      5.270% due 09/21/2004 (d)                                  3,900            3,901
Chrysler Financial Corp. LLC
      5.250% due 10/22/2001                                      2,800            2,803
      5.690% due 11/15/2001                                      1,200            1,204
CIT Group, Inc.
      3.510% due 09/13/2002 (d)                                  6,300            6,312
Citigroup, Inc.
      5.500% due 08/19/2003 (d)                                 11,040           11,529
Countrywide Funding Corp.
      8.760% due 03/05/2002                                        500              512
Donaldson, Lufkin & Jenrette, Inc.
      4.280% due 07/18/2003 (d)                                  8,000            8,028
DQE Capital Corp.
      5.260% due 01/15/2002 (d)                                  2,000            2,001
Export-Import Bank Korea
      6.500% due 02/10/2002                                      1,000            1,014
First Union Corp.
      8.125% due 06/24/2002                                      1,350            1,398
First USA Bank
      4.140% due 05/15/2002 (d)                                  6,000            6,010
Ford Credit Canada
      3.310% due 12/16/2002 (d)                                 10,000           10,006
Ford Motor Credit Co.
      3.732% due 06/02/2003 (d)                                  2,500            2,474
      4.320% due 03/08/2004 (d)                                  4,300            4,286
      3.747% due 05/21/2004 (d)                                  3,300            3,236
      4.200% due 07/18/2005 (d)                                 10,000            9,760
General Motors Acceptance Corp.
      5.800% due 03/12/2003                                      1,500            1,542
      5.950% due 03/14/2003                                      1,700            1,743
      4.130% due 08/18/2003 (d)                                 16,575           16,329
      3.956% due 11/07/2003 (d)                                  8,700            8,548
      5.547% due 01/20/2004 (d)                                  3,900            3,855
      4.450% due 05/04/2004 (d)                                  4,000            3,945
Golden West Financial Corp.
      7.875% due 01/15/2002                                      3,450            3,498
      6.700% due 07/01/2002                                      6,870            7,053
Goldman Sachs Group, Inc.
      3.988% due 01/17/2003 (d)                                  5,000            5,005
Heller Financial, Inc.
      3.950% due 04/22/2002 (d)                                 12,900           12,923
      6.500% due 07/22/2002                                      1,000            1,030
Korea Development Bank
      7.900% due 02/01/2002                                        900              912
      7.625% due 10/01/2002                                      2,500            2,598
Lehman Brothers Holdings, Inc.
      4.356% due 05/07/2002 (d)                                  3,000            3,012
      4.220% due 04/04/2003 (d)                                  3,000            3,006
      3.712% due 06/03/2003 (d)                                  2,800            2,788
Meridian Bancorp, Inc.
      7.875% due 07/15/2002                                      1,500            1,551
Merrill Lynch & Co.
      4.593% due 08/01/2003 (d)                                  4,000            4,012
Morgan Stanley, Dean Witter & Co.
      3.830% due 01/28/2002 (d)                                  8,600            8,611
National Consumer Coop Bank
      4.500% due 10/26/2001 (d)                                 10,000           10,008
National Rural Utilities Cooperative Finance Corp.
      3.657% due 07/17/2003 (d)                                 17,200           17,210
Paine Webber Group, Inc.
      4.330% due 07/15/2002 (d)                                 10,000           10,035
Protective Life Funding Trust
      4.110% due 01/17/2003 (d)                                  2,000            2,007
PS Colorado Credit Corp.
      4.175% due 05/30/2002 (d)                                  2,000            2,004
Salomon, Smith Barney Holdings
      3.650% due 02/14/2002 (d)                                  3,358            3,375
      4.040% due 07/18/2007 (d)                                  5,000            5,013
Transamerica Finance Corp.
      3.406% due 12/14/2001 (d)                                  4,000            4,005
U.S. Bancorp
      4.543% due 02/03/2003 (d)                                  3,700            3,715
USAA Capital Corp.
      7.050% due 11/08/2006                                        445              486
Verizon Global Funding Corp.
      6.750% due 12/01/2005                                      3,000            3,198
                                                                            -------------
                                                                                245,164
                                                                            -------------
Industrials 6.9%
Air Canada
      6.037% due 07/31/2005 (d)                                  1,455            1,389
AOL Time Warner, Inc.
      6.125% due 04/15/2006                                      3,000            3,100
Clear Channel Communications, Inc.
      3.700% due 06/15/2002 (d)                                    900              903
Coastal Corp.
      4.913% due 07/21/2003 (d)                                  5,000            5,017
Conagra Foods, Inc.
      5.500% due 10/15/2002                                      3,300            3,366
      4.220% due 09/10/2003 (d)                                 11,800           11,822
DaimlerChrysler North America Holding Corp.
      6.670% due 02/15/2002                                      5,900            5,972
      6.590% due 06/18/2002                                      5,000            5,113
      3.797% due 08/23/2002 (d)                                  5,800            5,802
      3.270% due 09/16/2002 (d)                                  7,000            6,959
      3.920% due 12/16/2002 (d)                                  2,100            2,112
      1.000% due 08/01/2003 (d)                                  2,800            2,775
      3.880% due 08/16/2004 (d)                                  2,800            2,746
HCA - The Healthcare Co.
      4.610% due 09/19/2002 (d)                                 10,000           10,013
Kroger Co.
      4.310% due 08/16/2012 (d)                                  5,000            5,006
McDonald's Corp.
      6.000% due 06/23/2002                                        475              486
Racers
      3.712% due 03/03/2003 (d)                                 10,000           10,021
Safeway, Inc.
      5.875% due 11/15/2001                                      1,900            1,906
      7.000% due 09/15/2002                                      9,300            9,541
Staples, Inc.
      4.925% due 11/26/2001 (d)                                  1,400            1,402
Time Warner, Inc.
      6.100% due 12/30/2001                                      3,000            3,016
      9.625% due 05/01/2002                                      3,000            3,100
                                                                            -------------
                                                                                101,567
                                                                            -------------
Utilities 9.5%
Allete
      4.610% due 10/20/2003 (d)                                  8,800            8,817
British Telecom PLC
      4.445% due 12/15/2003 (d)                                 16,000           16,320
Central Power & Light Co.
      3.978% due 02/22/2002 (d)                                  2,000            2,003
CenturyTel, Inc.
      7.750% due 10/15/2002                                      2,000            2,062
Commonwealth Edison Co.
      5.527% due 09/30/2003 (d)                                  2,000            2,001
Deutsche Telekom AG
      7.750% due 06/15/2005                                      8,000            8,551
Dominion Resources, Inc.
      3.800% due 09/16/2002 (d)                                  6,500            6,535
Entergy Gulf States, Inc.
      4.847% due 09/01/2004 (d)                                 10,000           10,009
Exelon Corp.
      5.625% due 11/01/2001                                      2,000            2,003



114 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
France Telecom
      5.148% due 03/14/2003 (d)                            $     1,500      $     1,517
      3.207% due 07/16/2003 (d)                                  6,600            6,604
Indiana Michigan Power Co.
      4.087% due 09/03/2002 (d)                                  1,000            1,002
Oneok, Inc.
      4.358% due 04/24/2002 (d)                                  5,000            5,007
Pacific Gas & Electric Co.
      7.057% due 10/31/2001 (c)(d)                               1,900            1,634
Sierra Pacific Resources
      5.477% due 04/20/2002 (d)                                  3,000            2,972
      5.427% due 04/20/2003 (d)                                  5,000            4,846
Sprint Capital Corp.
      7.625% due 06/10/2002                                      8,865            9,133
      8.125% due 07/15/2002                                      1,000            1,032
Texas Utilities Corp.
      3.715% due 12/20/2002 (d)                                  3,090            3,094
      6.750% due 04/01/2003 (d)                                  1,665            1,730
      3.750% due 06/15/2003 (d)                                 15,800           15,810
Williams Cos., Inc.
      4.070% due 11/15/2001 (d)                                  7,500            7,510
      4.571% due 07/31/2002 (d)                                 15,000           15,023
WorldCom, Inc.
      5.575% due 11/26/2001 (d)                                  3,700            3,704
      7.375% due 01/15/2003                                      1,500            1,552
                                                                            -------------
                                                                                140,471
                                                                            -------------
Total Corporate Bonds & Notes                                                   487,202
(Cost $485,001)                                                             -------------


MUNICIPAL BONDS & NOTES 1.2%

Connecticut 0.8%
Bridgeport Connecticut General Obligation Bonds,
Series 2001 4.350% due 07/18/2002                               11,000           11,092
                                                                            -------------

North Carolina 0.4%
North Carolina State Education Assistance Authority Revenue Bonds,
(GTD Insured), Series 2000
      5.263% due 06/01/2009 (d)                                  6,300            6,253
                                                                            -------------

Total Municipal Bonds & Notes                                                    17,345
(Cost $17,300)                                                              -------------


U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
      5.750% due 04/15/2003                                        850              887
      6.000% due 03/12/2004                                        520              527
                                                                            -------------
Total U.S. Government Agencies                                                    1,414
(Cost $1,363)                                                               -------------

U.S. TREASURY OBLIGATIONS 8.7%

Treasury Inflation Protected Securities (g)
      3.375% due 01/15/2007 (b)                                    112              115
      3.625% due 01/15/2008                                     37,249           38,658
U.S. Treasury Notes
      5.750% due 10/31/2002                                     87,500           89,102
                                                                            -------------
Total U.S. Treasury Obligations                                                 127,875
(Cost $127,614)                                                             -------------

MORTGAGE-BACKED SECURITIES 12.2%

Collateralized Mortgage Obligations 7.6%
ABN AMRO Mortgage Corp.
      6.500% due 04/25/2028                                        644              646
CDC Depositor Trust I
      4.110% due 12/14/2001 (d)                                    336              337
Chase Mortgage Finance Corp.
      6.550% due 08/25/2028                                        861              875
Countrywide Home Loans
      6.900% due 10/02/2001                                      2,300            2,300
Dime Savings
      7.317% due 11/01/2018 (d)                                    111              108
DLJ Acceptance Trust
      8.430% due 10/17/2020 (d)                                    362              372
DLJ Mortgage Acceptance Corp.
      7.813% due 09/01/2021 (d)                                     18               18
Donaldson, Lufkin & Jenrette, Inc.
      4.875% due 05/01/2026 (d)                                      9                9
Fannie Mae
      7.250% due 04/25/2007                                         26               26
      6.000% due 02/25/2008                                        677              687
      5.248% due 07/25/2008 (d)                                    457              460
      6.250% due 06/18/2015                                        160              160
      6.000% due 08/18/2016                                     14,931           15,121
      6.150% due 09/25/2016                                        910              909
      7.000% due 09/18/2017                                        380              380
      3.261% due 10/25/2017 (d)                                  3,757            3,790
      6.350% due 03/25/2019                                        348              349
      6.250% due 05/25/2019                                        471              479
      7.000% due 12/25/2019                                      4,592            4,606
      6.000% due 08/25/2020                                        890              890
      5.000% due 04/25/2021                                        449              449
      6.500% due 09/18/2023                                        932              943
      8.907% due 06/25/2032                                      6,736            7,285
Freddie Mac
      7.000% due 08/15/2006                                      2,480            2,512
      6.750% due 03/15/2007                                        272              275
      6.250% due 07/15/2007                                        270              273
      6.500% due 10/25/2014                                      3,100            3,127
      6.000% due 01/15/2019                                        462              467
      6.000% due 07/15/2019                                      1,316            1,318
      6.350% due 11/15/2019                                        764              766
      5.500% due 02/15/2020                                        883              892
      3.750% due 06/15/2023 (d)                                    207              207
General Electric Capital Mortgage Services, Inc.
      6.750% due 12/25/2012                                      3,111            3,135
Greenwich Capital Acceptance, Inc.
      7.709% due 04/25/2022 (d)                                     36               36
      7.122% due 10/25/2022 (d)                                      6                6
Impac CMB Trust
      3.860% due 11/25/2031 (d)                                  4,700            4,707
Independent National Mortgage Corp.
      7.250% due 11/25/2010                                      2,551            2,585
Mellon Residential Funding Corp.
      4.550% due 10/20/2029 (d)                                 10,000            9,690
Norwest Asset Securities Corp.
      6.750% due 09/25/2027                                      4,392            4,430
Prudential Home Mortgage Securities
      6.950% due 11/25/2022                                        233              237
      6.800% due 05/25/2024                                        658              658
Prudential-Bache Trust
      6.448% due 09/01/2018 (d)                                     16               16
Resolution Trust Corp.
      6.745% due 05/25/2029 (d)                                    424              412
TMA Mortgage Funding Trust
      3.041% due 01/25/2029 (d)                                  6,440            6,440
Washington Mutual, Inc.
      3.740% due 07/26/2003 (d)                                    360              360
      6.247% due 01/25/2041 (d)                                  2,431            2,443
Wells Fargo Mortgage-Backed Securities Trust
      6.776% due 10/25/2031 (d)                                 25,000           25,427
                                                                            -------------
                                                                                111,618
                                                                            -------------
Fannie Mae 0.4%
      6.000% due 01/01/2004                                        140              143
      6.375% due 09/25/2031 (d)                                  2,000            2,034
      7.000% due 06/01/2003                                      1,484            1,528
      8.500% due 01/01/2026                                      1,362            1,456
                                                                            -------------
                                                                                  5,161
                                                                            -------------
Freddie Mac 0.0%
     7.500% due 11/01/2001                                          79               82



           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 115

Short-Term Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
Government National Mortgage Association 4.2%
      5.250% due 04/20/2030-05/20/2030 (d)(i)              $    18,297      $    18,522
      6.250% due 03/20/2030 (d)                                 15,356           15,580
      6.375% due 02/20/2024-04/20/2025 (d)(i)                    8,103            8,272
      7.625% due 11/20/2026 (d)                                  7,079            7,313
      7.750% due 09/20/2023-08/20/2027 (d)(i)                    4,469            4,605
      8.000% due 10/22/2031 (d)                                  4,000            4,209
      8.500% due 06/20/2027                                      3,386            3,600
                                                                            -------------
                                                                                 62,101
                                                                            -------------
Stripped Mortgage-Backed Securities 0.0%
ABN AMRO Mortgage Corp. (IO)
      6.750% due 08/25/2029                                        473               33
Fannie Mae (IO)
      7.000% due 07/25/2006                                        541                6
      6.500% due 10/25/2023                                        972              110
Freddie Mac (IO)
      6.500% due 11/15/2007                                      3,200              237
      7.000% due 06/15/2019                                      2,413               77
                                                                            -------------
                                                                                    463
                                                                            -------------
Total Mortgage-Backed Securities                                                179,425
(Cost $178,294)                                                             -------------

ASSET-BACKED SECURITIES 14.6%

Advanta Mortgage Loan Trust
      6.320% due 05/25/2029 (d)                                  3,034            3,081
Advanta Revolving Home Equity Loan Trust
      3.031% due 01/25/2024 (d)                                    143              144
AFC Home Equity Loan Trust
      3.880% due 06/25/2030 (d)                                    724              725
American Residential Eagle Trust
      3.001% due 07/25/2029 (d)                                    931              933
Brazos Student Loan Finance Co.
      4.659% due 06/01/2023 (d)                                 20,000           19,961
Capital Asset Research Funding LP
      6.400% due 12/15/2004                                      1,284            1,289
CS First Boston Mortgage Securities Corp.
      3.747% due 12/15/2030 (d)                                  3,190            3,194
      3.930% due 08/25/2031 (d)                                  1,962            1,962
Delta Funding Home Equity Loan Trust
      3.897% due 09/15/2029 (d)                                  1,228            1,234
GMAC Mortgage Corp. Loan Trust
      3.786% due 06/18/2027 (d)                                  1,404            1,406
Green Tree Home Improvement Loan Trust
      3.657% due 08/15/2029 (d)                                  1,026            1,025
IMC Home Equity Loan Trust
      6.360% due 08/20/2022                                     14,000           14,263
Metris Master Trust
      7.110% due 10/20/2005                                      2,500            2,548
      4.531% due 04/20/2006 (d)                                  6,000            6,027
MLCC Mortgage Investors, Inc.
      3.867% due 03/15/2025 (d)                                  2,358            2,367
New York City Tax Lien
      5.590% due 09/10/2014                                      4,536            4,658
Novastar Home Equity Loan
      3.011% due 01/25/2031 (d)                                  2,932            2,936
Onyx Acceptance Auto Trust
      7.160% due 09/15/2004                                     32,309           33,537
Premier Auto Trust
      6.430% due 03/08/2004                                        750              778
      6.060% due 07/06/2004                                     15,375           15,577
      5.920% due 10/06/2004                                     10,000           10,014
Residential Asset Securities Corp.
      4.035% due 09/25/2031 (d)                                  9,422            9,425
SallieMae
      3.900% due 04/25/2011 (d)                                  7,300            7,319
Salomon Brothers Mortgage Securities VII
      3.011% due 07/25/2029 (d)                                  1,283            1,286
      3.907% due 11/15/2029 (d)                                    990              994
      4.067% due 12/15/2029 (d)                                  2,000            2,007
      4.428% due 12/25/2029 (d)                                 12,074           12,109
Saxon Asset Securities Trust
      7.585% due 12/25/2014                                        828              831
      6.170% due 08/25/2021                                      3,530            3,611
Structured Product Asset Trust
      1.000% due 06/20/2004 (d)                                  7,200            7,164
The Money Store Home Equity Trust
      6.635% due 09/15/2014                                        938              941
UAF Auto Grantor Trust
      6.100% due 06/15/2004                                        451              456
USAA Auto Loan Grantor Trust
      5.800% due 01/15/2005                                        126              127
WFS Financial Owner Trust
      5.750% due 08/20/2003                                        308              312
      5.700% due 11/20/2003                                     12,990           13,254
      6.420% due 07/20/2004                                        260              271
      7.750% due 11/20/2004                                     10,000           10,432
World Financial Network Credit Card Master Trust
      3.912% due 06/16/2008 (d)                                 17,000           17,075
                                                                            -------------
Total Asset-Backed Securities                                                   215,273
(Cost $214,251)                                                             -------------

SOVEREIGN ISSUES 0.3%

Republic of Brazil
      5.437% due 04/15/2006 (d)                                  1,600            1,332
Republic of Croatia
      7.000% due 02/27/2002                                      2,350            2,371
United Mexican States
      0.000% due 06/30/2003                                      3,076               24
                                                                            -------------
Total Sovereign Issues                                                            3,727
(Cost $3,878)                                                               -------------

SHORT-TERM INSTRUMENTS 37.8%

Commercial Paper 37.6%
Abbey National North America
      3.550% due 10/24/2001                                     11,200           11,175
      3.520% due 10/29/2001                                      8,300            8,277
      3.550% due 10/29/2001                                     19,000           18,948
American Express Credit Corp.
      3.450% due 10/01/2001                                     65,800           65,800
AT&T Corp.
      4.525% due 08/06/2002                                     13,600           13,600
CBA (de) Finance
      3.500% due 10/02/2001                                     66,000           65,994
CDC
      3.380% due 10/01/2001                                     70,000           70,000
Fannie Mae
      3.545% due 10/18/2001                                      2,300            2,296
      4.030% due 10/18/2001                                      6,500            6,488
      3.520% due 10/25/2001                                     19,300           19,255
      3.550% due 12/20/2001                                      1,200            1,193
      3.630% due 12/27/2001                                      3,000            2,981
Federal Home Loan Bank
      3.000% due 10/01/2001                                      8,000            8,000
      3.460% due 10/12/2001                                      5,300            5,294
      4.030% due 10/26/2001                                     15,000           14,958
Freddie Mac
      4.090% due 10/11/2001                                     17,800           17,780
      3.570% due 12/28/2001                                     11,100           11,030
      3.560% due 12/28/2001                                     16,500           16,396
General Electric Capital Corp.
      3.420% due 12/26/2001                                     10,600           10,536
      3.520% due 12/26/2001                                      4,000            3,976
      3.670% due 12/26/2001                                      3,900            3,876
      3.530% due 12/27/2001                                     10,000            9,937
      3.650% due 12/27/2001                                      4,200            4,174
      3.600% due 12/28/2001                                     12,400           12,321
Monsanto Co.
      3.520% due 12/03/2001                                      8,200            8,162
PepsiCo, Inc.
      3.410% due 10/01/2001                                     66,000           66,000
Queensland Treasury Corp.
      3.560% due 10/23/2001                                     10,000            9,978
UBS Finance, Inc.
      3.450% due 10/01/2001                                     56,200           56,200
      3.870% due 10/02/2001                                      1,700            1,700
      3.510% due 12/20/2001                                      6,800            6,761
                                                                            -------------
                                                                                553,086
                                                                            -------------



116 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
Repurchase Agreement 0.2%
State Street Bank
      2.600% due 10/01/2001                                $     3,080      $     3,080
      (Dated 09/28/2001. Collateralized by Federal Farm                     -------------
      Credit Bank 4.450% due 05/16/2003 valued at $3,143.
      Repurchase proceeds are $3,081.)

U.S. Treasury Bills 0.0%
      3.495% due 10/18/2001 (b)                                    390              389
                                                                            -------------

Total Short-Term Instruments                                                    556,555
(Cost $556,345)                                                             -------------

Total Investments (a) 107.9%                                                $ 1,588,816
(Cost $1,584,046)

Other Assets and Liabilities (Net) (7.9%)                                      (115,777)
                                                                            -------------

Net Assets 100.0%                                                           $ 1,473,039
                                                                            -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                               $    6,888

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                 (2,118)
                                                                            -------------

Unrealized appreciation-net                                                 $     4,770
                                                                            -------------

(b) Securities with an aggregate market value of $504 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                  # of       Unrealized
Type                                                         Contracts     Appreciation
-----------------------------------------------------------------------------------------
United Kingdom 90 Day LIBOR Futures (03/2002)                       30      $        62
United Kingdom 90 Day LIBOR Futures (06/2002)                       30               59
United Kingdom 90 Day LIBOR Futures (09/2002)                       30               46
United Kingdom 90 Day LIBOR Futures (12/2002)                       30               33
                                                                            -------------
                                                                            $       200
                                                                            -------------

(c) Security is in default.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:

                                   Principal
                                      Amount
                                  Covered by          Settlement            Unrealized
Type            Currency            Contract               Month          Appreciation
-----------------------------------------------------------------------------------------
Sell                  BP                 619             10/2001           $         0
                                                                           --------------

(f) Principal amount denoted in indicated currency:

           BP - British Pound

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at September 30, 2001:

                                                                             Unrealized
                                                              Notional    Appreciation/
Type                                                            Amount   (Depreciation)
------------------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470%
and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2005                                            $     5,000      $      (531)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                                  7,900             (368)

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                                  5,000               (2)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                                  4,000               (1)

Receive a fixed rate equal to 1.450% and the Fund will pay to the couterparty at par in the event of default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                                  1,600                0

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.

Broker: UBS - Warburg
Exp. 08/15/2002                                                 11,800               (2)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                                 13,300                0
                                                                            --------------
                                                                            $      (904)
                                                                            --------------

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Short sales open at September 30, 2001 were as follows:

                             Coupon
Type                            (%)        Maturity        Par       Value     Proceeds
------------------------------------------------------------------------------------------
U.S. Treasury Notes           5.750      10/31/2002     87,500   $  89,613  $    87,412
                                                                 -------------------------

(k) Reverse repurchase agreements were entered into on September 25, 2001 paying interest at 2.440%. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                          Maturity            Value
------------------------------------------------------------------------------------------
Government National Mortgage Assn. 6.375%                   02/20/2024      $     7,922
Government National Mortgage Assn. 7.625%                   11/20/2026            7,313
Government National Mortgage Assn. 5.250%                   05/20/2030            8,943
Government National Mortgage Assn. 5.250%                   04/20/2030            9,579
                                                                            --------------
                                                                            $    33,757
                                                                            --------------



           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 117

Schedule of Investments
Money Market Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)

CORPORATE BONDS & NOTES 15.8%
Banking & Finance 13.5%
Bank of America Corp.
      4.560% due 10/26/2001 (a)                            $     1,550      $     1,550
      4.181% due 02/19/2002 (a)                                  3,000            3,002
Bear Stearns Co., Inc.
      6.450% due 08/01/2002                                      3,500            3,570
Citigroup, Inc.
      7.450% due 06/06/2002 (a)                                  5,000            5,129
General Motors Acceptance Corp.
      3.870% due 01/15/2002 (a)                                  5,000            5,000
Goldman Sachs Group, Inc.
      4.520% due 01/28/2002 (a)                                  2,000            2,001
Lloyds TSB Bank PLC
      3.460% due 12/11/2001                                      1,000              993
Merrill Lynch & Co.
      7.360% due 07/24/2002                                        600              615
Morgan Stanley, Dean Witter, Discover & Co.
      3.700% due 08/15/2005 (a)                                  6,000            6,000
National Rural Utilities Cooperative Finance Corp.
      5.100% due 02/05/2002                                      3,200            3,215
Paine Webber Group, Inc.
      4.186% due 05/14/2002 (a)                                  5,000            5,012
Rabobank Nederland NV
      3.240% due 10/01/2001                                     20,000           20,000
                                                                            -------------
                                                                                 56,087
                                                                            -------------
Industrials 0.2%
Wal-Mart Stores, Inc.
      6.750% due 05/24/2002                                      1,000            1,018
                                                                            -------------
Utilities 2.1%
Southwestern Bell Communication Capital Corp.
      7.430% due 01/15/2002                                      5,000            5,052
Virginia Electric & Power Co.
      7.375% due 07/01/2002                                      3,400            3,486
                                                                            -------------
                                                                                  8,538
                                                                            -------------
Total Corporate Bonds & Notes                                                    65,643
(Cost $65,643)                                                              -------------

SOVEREIGN ISSUES 0.2%

Republic of Ireland
     7.875% due 12/01/2001                                       1,000            1,005
                                                                            -------------
Total Sovereign Issues                                                            1,005
(Cost $1,005)                                                               -------------

SHORT-TERM INSTRUMENTS 82.5%

Commercial Paper 82.2%
Abbey National North America
      3.450% due 10/24/2001                                      6,300            6,286
Archer Daniels Midland Co.
      3.880% due 10/05/2001                                      2,500            2,499
CBA (de) Finance
      3.700% due 10/15/2001                                      2,600            2,596
Dupont De Nemours & Co.
      2.950% due 10/11/2001                                     20,000           19,984
Fannie Mae
      4.000% due 10/25/2001                                        700              698
      3.490% due 12/14/2001                                      5,100            5,063
      3.610% due 12/20/2001                                      2,800            2,778
Federal Home Loan Bank
      3.000% due 10/01/2001                                    250,000          250,000
      4.000% due 10/31/2001                                      6,000            5,980
      7.000% due 03/15/2002                                        156              157
General Electric Capital Corp.
      3.400% due 12/26/2001                                      3,600            3,571
KFW International Finance, Inc.
      3.420% due 12/20/2001                                      3,900            3,870
      3.630% due 12/27/2001                                      8,500            8,425
Queensland Treasury Corp.
      3.560% due 10/23/2001                                      2,600            2,594
SBC Communications, Inc.
      3.530% due 10/18/2001                                     12,300           12,279
Swedbank, Inc.
      2.990% due 10/24/2001                                      5,400            5,390
      3.580% due 12/12/2001                                      5,500            5,461
UBS Finance, Inc.
      3.630% due 12/27/2001                                      3,400            3,370
USAA Capital Corp.
6.680% due 11/01/2001                                            1,000            1,002
                                                                            -------------
                                                                                342,003
                                                                            -------------
Repurchase Agreement 0.3%
State Street Bank
      2.600% due 10/01/2001                                      1,119            1,119
      (Dated 09/28/2001. Collateralized by Fannie Mae
      4.500% due 05/16/2003 valued at $1,143
Repurchase proceeds are $1,119.)

                                                                            -------------
Total Short-Term Instruments                                                    343,122
(Cost $343,122)                                                             -------------

Total Investments (a) 98.5%                                                 $   409,770
(Cost $409,770)

Other Assets and Liabilities (Net) 1.5%                                           6,054
                                                                            -------------

Net Assets 100.0%                                                           $   415,824
                                                                            -------------

(a) Variable rate security. The rate listed is as of September 30, 2001.


118 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Long-Term U.S. Government Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
CORPORATE BONDS & NOTES 7.4%

Banking & Finance 5.0%
Associates Corp. of North America
      5.800% due 04/20/2004                                $     2,500      $     2,609
Bank One Corp.
      3.750% due 05/07/2002 (d)                                  2,400            2,401
Bankunited FSB
      5.400% due 02/02/2004                                      2,000            2,067
Countrywide Home Loans
      6.850% due 06/15/2004                                      1,500            1,603
Ford Motor Credit Co.
      4.260% due 06/02/2003 (d)                                  1,900            1,880
Goldman Sachs Group, Inc.
      4.310% due 01/14/2002 (d)                                  3,000            3,006
Morgan Stanley, Dean Witter & Co.
      3.960% due 04/22/2004 (d)                                  2,500            2,509
National Rural Utilities Cooperative Finance Corp.
      3.657% due 07/17/2003 (d)                                  5,000            5,003
Postal Square LP
      6.500% due 06/15/2022                                      1,863            2,055
Washington Mutual Capital I
      4.380% due 05/14/2004 (d)                                  5,000            5,010
                                                                            -------------
                                                                                 28,143
                                                                            -------------
Industrials 1.9%
DaimlerChrysler North America Holding Corp.
      7.750% due 05/27/2003                                      5,000            5,260
      4.441% due 08/16/2004 (d)                                  3,000            2,942
Ford Motor Co.
      7.450% due 07/16/2031                                      2,800            2,644
                                                                            -------------
                                                                                 10,846
                                                                            -------------
Utilities 0.5%
Scana Corp.
      4.420% due 07/15/2002 (d)                                  2,000            2,002
WorldCom, Inc.
      4.305% due 11/26/2001 (d)                                    700              701
                                                                            -------------
                                                                                  2,703
                                                                            -------------
Total Corporate Bonds & Notes                                                    41,692
(Cost $41,020)                                                              -------------

MUNICIPAL BONDS & NOTES 0.8%

California 0.8%
Kern County California Pension Obligation Revenue Bonds,
(MBIA Insured), Series 1995
     7.260% due 08/15/2014                                       3,900            4,350
                                                                            -------------
Total Municipal Bonds & Notes                                                     4,350
(Cost $4,068)                                                               -------------

U.S. GOVERNMENT AGENCIES 22.6%

Fannie Mae
      6.850% due 11/06/2003                                      4,000            4,017
      5.375% due 03/08/2004                                     20,000           20,254
      6.130% due 06/03/2004                                        300              306
      6.470% due 04/15/2009                                      1,000            1,017
      7.250% due 01/15/2010                                      3,800            4,359
      7.125% due 01/15/2030                                        580              658
Federal Farm Credit Bank
      5.750% due 01/18/2011                                      9,300            9,646
      6.000% due 03/07/2011                                     20,000           21,107
Federal Home Loan Bank
      6.750% due 02/01/2002                                      8,100            8,212
      5.950% due 12/10/2008                                        250              252
      6.410% due 09/30/2013                                        500              504
      6.650% due 10/21/2013                                        300              301
Resolution Funding Strip
      0.000% due 10/15/2020                                    124,900           39,773
      0.000% due 01/15/2030                                      5,000              987
Tennessee Valley Authority
      7.140% due 05/23/2012                                      4,000            4,455
      7.125% due 05/01/2030                                     10,000           11,167
                                                                            -------------
Total U.S. Government Agencies                                                  127,015
(Cost $123,535)                                                             -------------

U.S. TREASURY OBLIGATIONS 18.5%

Treasury Inflation Protected Securities (f)
      3.625% due 07/15/2002 (b)                                  7,315            7,443
      3.625% due 01/15/2008                                     16,481           17,104
      3.625% due 04/15/2028                                      3,292            3,382
      3.875% due 04/15/2029                                      2,159            2,319
U.S. Treasury Bonds
     14.000% due 11/15/2011 (g)                                 10,000           14,580
      6.250% due 08/15/2023 (g)                                 41,950           46,034
      6.000% due 02/15/2026 (g)                                  7,700            8,217
U.S. Treasury Strips
      0.000% due 11/15/2016                                     11,800            5,070
                                                                            -------------
Total U.S. Treasury Obligations                                                 104,149
(Cost $101,090)                                                             -------------

MORTGAGE-BACKED SECURITIES 43.0%

Collateralized Mortgage Obligations 23.5%
Bank of America Mortgage Securities, Inc.
      7.250% due 02/25/2031                                      2,086            2,163
Bear Stearns Mortgage Securities, Inc.
      7.100% due 06/25/2024                                        385              380
      6.887% due 06/25/2030 (d)                                    673              668
California Federal Bank
      6.672% due 08/25/2030 (d)                                    446              458
Chase Mortgage Finance Corp.
      8.256% due 04/25/2025 (d)                                    255              260
Countrywide Funding Corp.
      6.500% due 01/25/2009                                        349              355
      7.000% due 05/25/2024                                      8,000            8,026
Discover Card Master Trust I
      6.792% due 04/16/2010                                        351              363
Fannie Mae
      6.250% due 12/25/2013                                         84               86
      3.261% due 10/25/2017 (d)                                  2,459            2,480
      7.000% due 02/25/2020                                        895              905
      6.950% due 07/25/2020                                      1,028            1,061
      8.000% due 03/25/2022                                          2                2
      7.000% due 04/25/2022                                        942            1,020
      7.000% due 06/25/2022                                        454              474
      7.800% due 10/25/2022                                        330              351
      7.000% due 10/25/2022                                      1,757            1,829
      7.000% due 05/25/2023                                         72               73
      6.900% due 05/25/2023                                        704              716
      7.000% due 05/25/2023                                      1,433            1,507
      7.000% due 06/25/2023                                        605              632
      7.000% due 07/25/2023                                         60               62
      6.500% due 08/25/2023                                        866              883
      6.000% due 08/25/2023                                        150              130
      4.500% due 10/25/2023                                        291              193
      6.500% due 11/25/2023                                      2,000            2,014
      6.500% due 12/25/2023                                      4,108            3,844
      7.000% due 12/25/2023                                      1,718            1,829
      6.500% due 01/25/2024                                      1,583            1,599
      6.500% due 02/25/2024                                        325              321
      6.000% due 05/17/2027                                      2,500            2,439
      7.000% due 05/18/2027                                      1,716            1,733
First Boston Mortgage Securities Corp.
      7.300% due 07/25/2023                                      1,607            1,658
Freddie Mac
      9.500% due 01/15/2005                                         14               14
      8.000% due 02/15/2015                                        461              498
      6.000% due 01/15/2019                                      4,600            4,631
      4.250% due 12/15/2021                                        317              318
      7.000% due 07/15/2022                                      1,189            1,237
      7.000% due 05/15/2023                                        290              301
      7.000% due 08/15/2023                                        360              375
      7.000% due 09/15/2023                                        874              907
      6.250% due 09/15/2023                                      5,000            5,159
      7.410% due 10/25/2023                                        999            1,022
      6.500% due 11/15/2023                                      5,700            5,373
      6.000% due 11/15/2023                                      1,039            1,011
      6.500% due 11/25/2023                                        645              637
      6.250% due 12/15/2023                                        545              531
      6.500% due 12/15/2023                                      1,121            1,120
      7.000% due 01/15/2024                                        108              111


See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 119

Long-Term U.S. Government Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
      7.500% due 01/20/2024                                $       131      $       131
      6.500% due 02/15/2024                                        209              210
      6.500% due 03/15/2024                                      1,242            1,256
      6.500% due 12/15/2024                                        695              697
      7.500% due 02/15/2025                                        853              860
      6.500% due 11/15/2027                                      1,265            1,154
      6.500% due 01/15/2028                                      5,073            5,070
      6.500% due 03/15/2029                                        281              292
      6.000% due 05/15/2029                                        115              101
      7.000% due 10/15/2030                                      9,000            9,470
General Electric Capital Mortgage Services, Inc.
      9.000% due 10/25/2023                                        100              104
      6.500% due 11/25/2023                                      3,000            2,991
      6.500% due 01/25/2024                                      4,921            4,765
      6.500% due 03/25/2024                                        965              978
      7.000% due 10/25/2027                                        162              162
      6.650% due 05/25/2028                                      3,818            3,868
German American Capital Corp.
      7.000% due 08/12/2010 (d)                                  3,000            3,277
Government National Mortgage Association
      7.000% due 03/16/2029                                        298              280
Independent National Mortgage Corp.
      9.329% due 01/25/2025 (d)                                     15               15
      6.930% due 05/25/2026                                         12               12
Mellon Residential Funding Corp.
      6.459% due 07/25/2029 (d)                                     35               35
Merrill Lynch Mortgage Investors, Inc.
      6.050% due 10/15/2008                                      2,004            2,038
Norwest Asset Securities Corp.
      6.750% due 07/25/2028                                      3,000            2,951
      6.750% due 10/25/2028                                        967            1,000
PNC Mortgage Securities Corp.
      7.500% due 01/25/2015                                      1,662            1,747
      7.500% due 02/25/2027                                      1,754            1,825
      6.750% due 04/25/2028                                      3,000            3,077
      4.075% due 12/25/2030 (d)                                  4,172            4,178
Prudential Home Mortgage Securities
      6.950% due 09/25/2023                                         75               72
      6.500% due 11/25/2023                                        102               96
      6.500% due 01/25/2024                                      1,480            1,473
      8.000% due 06/25/2024                                        468              489
Residential Accredit Loans, Inc.
      7.000% due 02/25/2028                                      2,000            2,082
Residential Funding Mortgage Securities I
      8.204% due 03/25/2025 (d)                                     29               29
      7.750% due 09/25/2026                                      1,100            1,113
      7.500% due 04/25/2027                                      2,395            2,447
      7.500% due 11/25/2030                                      4,253            4,351
Resolution Trust Corp.
      6.745% due 05/25/2029 (d)                                    565              549
      4.625% due 09/25/2029 (d)                                    602              603
Vendee Mortgage Trust
      6.500% due 06/15/2024                                      2,400            2,392
                                                                            -----------
                                                                                131,999
                                                                            -----------
Fannie Mae 5.4%
      6.470% due 08/01/2026 (d)                                    153              154
      6.500% due 05/01/2003-07/01/2005 (e)                       4,572            4,688
      6.590% due 08/01/2026 (d)                                     79               79
      6.626% due 12/01/2027 (d)                                  1,573            1,632
      6.969% due 11/01/2023 (d)                                  1,956            2,010
      7.000% due 03/01/2004-03/01/2009 (e)                      11,453           11,889
      7.249% due 10/01/2024 (d)                                  1,270            1,303
      7.326% due 02/01/2028 (d)                                    235              242
      7.383% due 01/01/2026 (d)                                    611              641
      7.477% due 05/01/2025 (d)                                  1,053            1,105
      7.500% due 02/01/2004-10/01/2004 (e)                       2,083            2,152
      7.600% due 10/01/2024 (d)                                     45               45
      8.057% due 04/01/2028 (d)                                  1,816            1,872
      8.500% due 04/01/2028                                      1,328            1,423
      9.000% due 08/01/2021-06/01/2027 (e)                       1,240            1,354
                                                                            -----------
                                                                                 30,589
                                                                            -----------
Federal Housing Administration 4.8%
      6.896% due 07/01/2020                                      3,354            3,348
      7.000% due 11/25/2019                                      3,811            3,739
      7.400% due 12/18/2018                                      1,518            1,563
      7.421% due 11/01/2019                                         91               92
      7.430% due 08/01/2019-06/01/2024 (e)                      18,260           18,520
                                                                            -----------
                                                                                 27,262
                                                                            -----------
Freddie Mac 2.6%
      6.368% due 01/01/2028 (d)                                  1,952            2,007
      6.733% due 09/01/2027 (d)                                  2,770            2,868
      6.941% due 01/01/2028 (d)                                  1,277            1,325
      7.000% due 07/01/2002                                        478              488
      7.444% due 10/01/2026 (d)                                    350              355
      7.450% due 03/25/2022                                      1,429            1,452
      7.453% due 02/01/2028 (d)                                  1,317            1,381
      7.468% due 12/01/2024 (d)                                    895              929
      7.500% due 06/01/2004-10/01/2004 (e)                       1,736            1,768
      8.000% due 05/01/2004                                      1,749            1,790
      8.156% due 05/01/2022 (d)                                     80               82
      8.279% due 06/01/2022 (d)                                     44               45
                                                                            -----------
                                                                                 14,490
                                                                            -----------
Government National Mortgage Association 5.9%
      6.375% due 02/20/2017-01/20/2028 (d)(e)                    6,396            6,525
      6.500% due 05/20/2030 (d)                                 11,203           11,363
      6.800% due 10/15/2030                                      1,987            2,100
      7.125% due 10/20/2026 (d)                                     38               39
      7.375% due 04/20/2017-04/20/2027 (d)(e)                    3,352            3,431
      7.625% due 12/20/2017-11/20/2027 (d)(e)                    4,649            4,804
      7.750% due 09/20/2017-09/20/2026 (d)(e)                    4,745            4,891
                                                                            -----------
                                                                                 33,153
                                                                            -----------
Stripped Mortgage-Backed Securities 0.8%
Fannie Mae (IO)
      6.500% due 02/25/2007                                         27                1
      6.500% due 07/25/2007                                        166                3
    1197.96% due 08/25/2007                                          4               92
   1014.600% due 09/25/2007                                          3               49
      6.500% due 08/25/2020                                         88                4
      6.750% due 06/25/2021                                      1,247               30
      6.500% due 09/25/2021                                        277               24
      7.000% due 12/25/2021                                        110               10
Fannie Mae (PO)
      0.000% due 03/25/2009                                      2,944            2,560
      0.000% due 09/25/2023                                      1,438            1,318
Freddie Mac (IO)
      7.000% due 03/15/2003                                        572               25
      6.500% due 11/15/2003                                      1,124               72
      6.500% due 10/15/2006                                         52                1
    819.100% due 02/15/2007                                          3               36
      7.500% due 06/15/2007                                        177                9
      6.500% due 10/15/2007                                        412               27
      6.000% due 10/15/2007                                         45                2
      6.500% due 11/15/2008                                        564               76
      7.000% due 12/15/2023                                      1,094              129
Norwest Asset Securities Corp. (IO)
      7.250% due 02/25/2012                                        417               30
                                                                            -----------
                                                                                  4,498
                                                                            -----------
Total Mortgage-Backed Securities                                                241,991
(Cost $232,660)                                                             -----------



120 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
ASSET-BACKED SECURITIES 3.9%

Chase Mortgage Finance Corp.
      6.750% due 08/25/2028                                $     1,850      $     1,832
CS First Boston Mortgage Securities Corp.
      3.747% due 12/15/2030 (d)                                  3,190            3,194
Green Tree Floorplan Receivables Master Trust
      3.840% due 11/15/2004 (d)                                  3,000            3,004
HPSC Equipment Receivables LLC
      4.128% due 11/22/2007 (d)                                  7,956            7,956
Provident Bank Equipment Lease Trust
      3.880% due 11/25/2011 (d)                                  3,315            3,300
SallieMae
      4.143% due 07/25/2004 (d)                                    490              489
      4.373% due 01/25/2007 (d)                                    416              417
      5.224% due 10/27/2025 (d)                                  1,885            1,864
                                                                            -----------
Total Asset-Backed Securities                                                    22,056
(Cost $22,023)                                                              -----------

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
      Strike @ 93.500 Exp. 12/17/2001                        2,000,000               50
      Strike @ 92.500 Exp. 12/14/2001                          390,000                5
                                                                            -----------
Total Purchased Put Options                                                          55
(Cost $38)                                                                  -----------

SHORT-TERM INSTRUMENTS 14.5%

Commercial Paper 11.6%
Fannie Mae
      3.150% due 10/01/2001                                     65,000           65,000
                                                                            -----------

Repurchase Agreement 1.6%
State Street Bank
      2.600% due 10/01/2001                                      9,031            9,031
      (Dated 09/28/2001. Collateralized by Federal Home                     -----------
      Loan Bank 5.000% due 02/14/2003 valued at $9,214
      Repurchase proceeds are $9,033.)

U.S. Treasury Bills 1.3%
     3.204% due 10/18/2001 (b)(e)                                7,160            7,149
                                                                            -----------

Total Short-Term Instruments                                                     81,180
(Cost $81,180)                                                              -----------

Total Investments (a) 110.7%                                                $   622,488
(Cost $605,614)

Written Options (c) (0.0%)                                                         (172)
(Premiums $513)

Other Assets and Liabilities (Net) (10.7%)                                      (60,066)
                                                                            -----------

Net Assets 100.0%                                                           $   562,250
                                                                            -----------


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                               $    17,499

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                    (625)
                                                                            -----------

Unrealized appreciation-net                                                 $    16,874
                                                                            -----------


(b) Securities with an aggregate market value of $14,342 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:


                                                                  # of       Unrealized
Type                                                         Contracts     Appreciation
-----------------------------------------------------------------------------------------
Municipal Bond (12/2001)                                             7      $        10
U.S. Treasury 10 Year Note (12/2001)                               270              244
U.S. Treasury 30 Year Bond (12/2001)                             2,381            2,430
                                                                            -----------
                                                                            $     2,684
                                                                            -----------

(c) Premiums received on written options:


                                                  # of
Type                                         Contracts         Premium            Value
-----------------------------------------------------------------------------------------
Put - CME Eurodollar June Futures
      Strike @ 95.750 Exp. 06/17/2002              500        $    279      $        47

Put - OTC 3 Month LIBOR Interest Rate Swap
      Strike @ 7.140 Exp. 05/23/2002         4,000,000              70               10

Call - CME Eurodollar June Futures
      Strike @ 97.500 Exp. 06/17/2002              260              64              113

Put - CME Eurodollar December Futures
      Strike @ 95.250 12/17/2001                   290             100                2
                                                              ---------------------------
                                                              $    513      $       172
                                                              ---------------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to financing transaction.

(h) Swap agreements outstanding at September 30, 2001:


                                                                             Unrealized
                                                              Notional    Appreciation/
Type                                                            Amount   (Depreciation)
-----------------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR and
pay a fixed rate equal to 6.826%.

Broker: Morgan Stanley Dean Witter
Exp. 10/26/2030                                            $     4,110      $      (541)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.778%.

Broker: Goldman Sachs
Exp. 02/15/2021                                                  3,900             (461)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 06/15/2011                                                  4,300             (359)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                                 17,500            1,096

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS-Warburg
Exp. 01/14/2003                                                  3,000               (1)
                                                                            -------------
                                                                            $      (266)
                                                                            -------------

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 121

Long-Term U.S. Government Fund
September 30, 2001 (Unaudited)


                                            Fixed                            Unrealized
                                           Spread        Notional         Appreciation/
Type                                          (%)          Amount        (Depreciation)
Receive On-The-Run 10-year Swap Spread and pay a fixed spread.
The On-The-Run 10-year Swap Spread is the difference between the
10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/17/2002                             1.310      $   53,750           $    (2,276)

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year
Swap Rate and the 10-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 06/29/2015                             1.337          30,000                (1,099)

Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the 5-year
Swap Rate and the 5-year Treasury Rate.

Broker: Goldman Sachs
Exp. 11/15/2001                             1.102          10,000                   144
                                                                            -------------
                                                                            $    (3,231)
                                                                            -------------




122 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Investment Grade Corporate Bond Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
CORPORATE BONDS & NOTES 86.1%
Banking & Finance 13.3%
Bank of America Corp.
      7.400% due 01/15/2011                                $       100      $       109
Barclays Bank PLC
      8.550% due 09/29/2049                                        100              114
Dime Bancorp, Inc.
      9.000% due 12/19/2002                                         50               53
Ford Motor Credit Co.
      7.375% due 02/01/2011                                        200              205
General Motors Acceptance Corp.
      7.250% due 03/02/2011                                        100              101
Morgan Stanley Group, Inc.
      6.750% due 04/15/2011                                        100              103
PP&L Capital Funding, Inc.
      7.750% due 04/15/2005                                        100              108
                                                                            -------------
                                                                                    793
                                                                            -------------
Industrials 48.6%
Allied Waste North America, Inc.
      7.375% due 01/01/2004                                        100               99
American Airlines, Inc.
      7.858% due 10/01/2011                                        100              100
     10.180% due 01/02/2013                                        150              164
AOL Time Warner, Inc.
      6.750% due 04/15/2011                                        100              102
Canadian National Railway Co.
      6.375% due 10/15/2011                                        100              101
Cox Communications, Inc.
      6.150% due 08/01/2003                                        100              103
DaimlerChrysler North America Holding Corp.
      8.500% due 01/18/2031                                        100              106
Delta Air Lines, Inc.
      6.299% due 09/18/2006                                        100               96
     10.500% due 04/30/2016                                        200              204
Deutsche Telekom AG
      8.000% due 06/15/2010                                        100              108
Harrahs Operating Co., Inc.
      7.500% due 01/15/2009                                        100               96
HCA - The Healthcare Co.
      5.351% due 09/19/2002 (d)                                    100              100
Jupiters Ltd.
      8.500% due 03/01/2006                                        100               98
Koninklijke KPN NV
      8.000% due 10/01/2010                                        100               77
MGM Grand, Inc.
      6.950% due 02/01/2005                                        240              242
Mirage Resorts, Inc.
      6.625% due 02/01/2005                                        100              100
Northwest Airlines, Inc.
      8.520% due 04/07/2004                                        200              146
Park Place Entertainment Corp.
      7.950% due 08/01/2003                                        215              218
RJ Reynolds Tobacco Holdings, Inc.
      7.625% due 09/15/2003                                        100              105
Starwood Hotels & Resorts
      6.750% due 11/15/2005                                        100               91
United Air Lines, Inc.
     10.125% due 03/22/2015                                        100              103
Waste Management, Inc.
      6.625% due 07/15/2002                                        100              101
      7.700% due 10/01/2002                                        100              103
      7.100% due 08/01/2026                                         40               42
WCG Corp.
      8.250% due 03/15/2004                                        100              102
                                                                            -------------
                                                                                  2,907
                                                                            -------------
Utilities 24.2%
British Telecom PLC
      8.125% due 12/15/2010                                        100              111
      8.875% due 12/15/2030                                        100              113
CenturyTel, Inc.
      7.750% due 10/15/2002                                        100              103
CMS Panhandle Holding Co.
      6.125% due 03/15/2004                                        100              102
Deutsche Telekom
      8.000% due 06/15/2010                                        100              112
El Paso Energy Corp.
      7.800% due 08/01/2031                                        200              198
France Telecom
      7.750% due 03/01/2011                                        100              106
      8.500% due 03/01/2031                                        100              107
Mirant Americas Generation, Inc.
      8.300% due 05/01/2011                                        100              106
Niagara Mohawk Power Co.
      7.750% due 05/15/2006                                        100              109
Texas Utilities Corp.
      5.940% due 10/15/2001                                        125              125
WorldCom, Inc.
      7.375% due 01/15/2003                                         50               52
      7.550% due 04/01/2004                                        100              106
                                                                            -------------
                                                                                  1,450
                                                                            -------------
Total Corporate Bonds & Notes                                                     5,150
(Cost $5,087)                                                               -------------

U.S. TREASURY OBLIGATIONS 3.8%

Treasury Inflation Protected Securities (e)
      3.625% due 07/15/2002 (b)                                    222              226
                                                                            -------------
Total U.S. Treasury Obligations                                                     226
(Cost $223)                                                                 -------------


SOVEREIGN ISSUES 3.4%

Republic of Egypt
      7.625% due 07/11/2006                                        100               96
United Mexican States
      9.750% due 04/06/2005                                        100              110
                                                                            -------------
Total Sovereign Issues                                                              206
(Cost $203)                                                                 -------------

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
      Strike @ 95.250 Exp. 12/17/2001                            4,000                0
      Strike @ 95.500 Exp. 12/17/2001                            4,000                0
Eurodollar June Futures (CME)
      Strike @ 93.750 Exp. 06/17/2002                            6,000                0
                                                                            -------------
Total Purchased Put Options                                                           0
(Cost $0)                                                                   -------------

PURCHASED CALL OPTIONS 0.2%

Eurodollar December Futures (CME)
      Strike @ 96.250 Exp. 12/16/2002                            2,000                2
Interest Rate Swap
      4.750% due 05/01/2004
      Strike @ 4.750 Exp. 04/29/2002                               400                7
                                                                            -------------
Total Purchased Call Options                                                          9
(Cost $5)                                                                   -------------

SHORT-TERM INSTRUMENTS 2.6%

Repurchase Agreement 2.1%
State Street Bank
      2.600% due 10/01/2001                                        128              128
      (Dated 09/28/2001. Collateralized by Fannie Mae                       -------------
      4.100% due 09/12/2003 valued at $131.
      Repurchase proceeds are $128.)

U.S. Treasury Bills 0.5%
      3.342% due 10/18/2001 (f)                                     30               30
                                                                            -------------

Total Short-Term Instruments                                                        158
(Cost $158)                                                                 -------------


           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 123

Investment Grade Corporate Bond Fund
September 30, 2001 (Unaudited)


                                                                                   Value
                                                                                  (000s)
Total Investments (a) 96.1%                                                 $     5,749
(Cost $5,675)                                                               -------------

Written Options(C)0.2%                                                               (9)
(Premiums $18)

Other Assets and Liabilities (Net) 4.0%                                             242
                                                                            -------------

Net Assets 100.0%                                                           $     5,982
                                                                            -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                              $       161

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                    (87)
                                                                            -------------

Unrealized appreciation-net                                                 $        74
                                                                            -------------

(b) Securities with an aggregate market value of $256 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:


                                                                  # of       Unrealized
Type                                                         Contracts   (Depreciation)
-----------------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2001)                                 5      $       (16)
                                                                            -------------

(c) Premiums received on written options:


                                                        # of
Type                                               Contracts    Premium           Value
------------------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
      Strike @ 96.000 Exp. 12/17/2001                      1    $     0     $         0

Put - CME Eurodollar June Futures
      Strike @ 96.000 Exp. 06/17/2002                     22         13               3

Call - OTC 3 Month LIBOR Interest Rate Swap
      Strike @ 5.900 Exp. 04/29/2002                 100,000          3               5

Call - CME Eurodollar June Futures
      Strike @ 97.250 Exp. 06/17/2002                      2          2               1
                                                                -------------------------
                                                                $    18     $         9
                                                                -------------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Swap agreements outstanding at September 30, 2001:


                                                                             Unrealized
                                                              Notional    Appreciation/
Type                                                            Amount   (Depreciation)
-----------------------------------------------------------------------------------------
Receive floating rate based on 6-month BP-LIBOR and
pay a fixed rate equal to 5.200%.

Broker: Goldman Sachs
Exp. 06/16/2002                                            BP      200      $        (1)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                                    100                2

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/15/2002                                                    800               (4)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/15/2004                                                    800                9

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2011                                            $       800               43

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2004                                            BP      100               (1)
                                                                            -------------
                                                                            $        48
                                                                            -------------

(h) Foreign forward currency contracts outstanding at September 30, 2001:


                                  Principal
                                     Amount                                  Unrealized
                                 Covered by          Settlement           Appreciation/
Type           Currency            Contract               Month          (Depreciation)
-----------------------------------------------------------------------------------------
Buy                  EC                 240             10/2001             $        (1)
Sell                                    240             10/2001                       3
                                                                            -------------
                                                                            $         2
                                                                            -------------

(i) Principal amount denoted in indicated currency:

                   BP - British Pound
                   EC - Euro



124 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
High Yield Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
CORPORATE BONDS & NOTES 74.5%

Banking & Finance 3.8%
Americo Life, Inc.
      9.250% due 06/01/2005                                $       198      $       195
Arvin Capital
      9.500% due 02/01/2027                                     17,500           12,662
Beaver Valley Funding Corp.
      8.625% due 06/01/2007                                     14,197           15,290
      9.000% due 06/01/2017                                      9,432           10,480
Caithness Coso Funding Corp.
      6.800% due 12/15/2001                                         72               72
Choctaw Resort Development Enterprise
      9.250% due 04/01/2009                                      6,675            6,642
Finova Group, Inc.
      7.500% due 11/15/2009                                     37,175           14,587
Forest City Enterprises, Inc.
      8.500% due 03/15/2008                                     12,869           11,646
General Motors Acceptance Corp.
      4.530% due 05/16/2003 (d)                                    631              626
Golden State Holdings
      7.000% due 08/01/2003                                      4,573            4,688
      7.125% due 08/01/2005                                      5,137            5,234
Hollinger Participation Trust
     12.125% due 11/15/2010                                     10,850            8,843
Presidential Life Insurance Corp.
      7.875% due 02/15/2009                                      7,451            7,406
Reliance Group Holdings, Inc.
      0.000% due 11/15/2049 (e)                                  3,769              151
Trizec Finance Ltd.
     10.875% due 10/15/2005                                     13,772           14,202
                                                                            -------------
                                                                                112,724
                                                                            -------------
Industrials 58.6%
360 Networks, Inc.
      0.000% due 05/01/2008 (e)                                  5,740               43
      0.000% due 08/01/2009 (e)                                  5,969               45
Adelphia Business Solutions, Inc.
     12.250% due 09/01/2004                                      6,379            3,604
Adelphia Communications Corp.
      7.875% due 05/01/2009                                         50               41
      9.375% due 11/15/2009                                        300              258
     10.875% due 10/01/2010                                         15               13
     10.250% due 06/15/2011                                      5,000            4,375
Airgas, Inc.
      9.125% due 10/01/2011                                      9,650            9,795
Alliant Techsystems Inc.
      8.500% due 05/15/2011                                     10,400           10,712
Allied Waste Industries, Inc.
      6.100% due 01/15/2003                                      3,234            3,236
      7.375% due 01/01/2004                                     13,910           13,771
      7.875% due 03/15/2005                                      1,578            1,628
      7.625% due 01/01/2006                                      8,204            8,040
      6.375% due 01/15/2008                                      1,100            1,032
      8.875% due 04/01/2008                                      8,000            8,200
      7.875% due 01/01/2009                                     19,910           19,412
American Airlines, Inc.
     10.610% due 03/04/2010                                        650              691
      6.978% due 04/01/2011                                      2,000            2,016
      7.858% due 10/01/2011                                      3,100            3,128
American Cellular Corp.
      9.500% due 10/15/2009                                      8,000            7,480
American Media Operation, Inc.
     10.250% due 05/01/2009                                      2,489            2,452
American Standard Cos., Inc.
      7.375% due 04/15/2005                                      2,735            2,749
      7.375% due 02/01/2008                                      2,150            2,139
      9.250% due 12/01/2016                                      1,177            1,160
AmeriGas Partners LP
     10.000% due 04/15/2006                                      9,000            9,803
     10.125% due 04/15/2007                                      5,167            5,341
      8.875% due 05/20/2011                                      1,400            1,414
AmerisourceBergen Corp.
      8.125% due 09/01/2008                                     14,200           14,733
AM-FM, Inc.
      8.750% due 06/15/2007                                      4,457            4,658
      8.125% due 12/15/2007                                      1,500            1,556
      8.000% due 11/01/2008                                      5,244            5,467
Amphenol Corp.
      9.875% due 05/15/2007                                      7,276            7,676
Archibald Candy Corp.
     10.250% due 07/01/2004                                      3,250            1,966
Arco Chemical Co.
      9.375% due 12/15/2005                                      7,375            7,619
     10.250% due 11/01/2010                                      5,400            5,716
Argosy Gaming Co.
      9.000% due 09/01/2011                                      4,800            4,800
Armkel LLC
      9.500% due 08/15/2009                                      4,300            4,375
Ball Corp.
      7.750% due 08/01/2006                                      7,854            7,893
      8.250% due 08/01/2008                                      5,500            5,528
Beckman Coulter, Inc.
      7.100% due 03/04/2003                                      9,923           10,150
      7.450% due 03/04/2008                                     12,717           13,133
      7.050% due 06/01/2026                                        275              293
Bergen Brunswig Corp.
      7.375% due 01/15/2003                                     11,125           11,327
      7.250% due 06/01/2005                                        500              510
Beverly Enterprises, Inc.
      9.000% due 02/15/2006                                     15,320           15,588
      9.625% due 04/15/2009                                      4,900            5,096
Briggs & Stratton Corp.
      8.875% due 03/15/2011                                      4,100            3,998
British Sky Broadcasting Group PLC
      7.300% due 10/15/2006                                      6,733            6,774
      8.200% due 07/15/2009                                     21,949           22,136
British Sky Broadcasting PLC
      6.875% due 02/23/2009                                     10,000            9,382
Building Materials Corp.
      7.750% due 07/15/2005                                        971              675
      8.000% due 10/15/2007                                      1,007              650
      8.000% due 12/01/2008                                      9,851            6,255
Cadmus Communications Corp.
      9.750% due 06/01/2009                                      2,250            2,194
Canadian Forest Oil Ltd.
      8.750% due 09/15/2007                                      6,172            6,018
Canwest Media, Inc.
     10.625% due 05/15/2011                                      4,000            3,960
Century Aluminum Co.
     11.750% due 04/15/2008                                      5,350            5,270
Century Communications Corp.
      9.750% due 02/15/2002                                        513              501
      0.000% due 03/15/2003                                     14,993           12,144
      9.500% due 03/01/2005                                     10,500            9,818
      8.750% due 10/01/2007                                      5,800            5,104
CF Cable TV, Inc.
      9.125% due 07/15/2007                                      9,149            9,484
Charter Communications Holdings LLC
      8.250% due 04/01/2007                                     11,995           10,796
     10.000% due 04/01/2009                                      5,347            5,173
      8.625% due 04/01/2009                                      4,594            4,123
      9.625% due 11/15/2009                                      6,900            6,590
      0.000% due 04/01/2011 (c)                                  8,000            5,180
     10.000% due 05/15/2011                                      2,000            1,920
Columbus McKinnon
      8.500% due 04/01/2008                                      5,256            4,809
Consolidated Container
     10.125% due 07/15/2009                                      6,778            6,270
Constellation Brands, Inc.
      8.000% due 02/15/2008                                      6,000            6,000
      8.500% due 03/01/2009                                     10,500           10,658
Container Corp. of America
      9.750% due 04/01/2003                                        789              805
Continental Airlines, Inc.
      7.033% due 06/15/2011                                      7,900            7,148
Continental Cablevision
      9.500% due 08/01/2013                                      7,900            8,936

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 125

High Yield Fund
September 30, 2001 (Unaudited)


                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
Crown Castle International Corp.
      0.000% due 11/15/2007 (c)                            $     1,775      $     1,385
     10.750% due 08/01/2011                                     12,755           11,766
CSC Holdings, Inc.
      9.250% due 11/01/2005                                        789              809
      9.875% due 05/15/2006                                      1,021            1,058
      7.875% due 12/15/2007                                         79               81
      7.250% due 07/15/2008                                        100               98
      8.125% due 07/15/2009                                        300              308
      7.625% due 04/01/2011                                     34,900           34,585
      9.875% due 02/15/2013                                      2,595            2,803
      9.875% due 04/01/2023                                      3,155            3,407
DaVita, Inc.
      9.250% due 04/15/2011                                        850              880
Delta Air Lines, Inc.
      9.300% due 01/02/2010                                      1,800            1,500
     10.790% due 03/26/2014                                      2,264            2,071
Diamond Cable Communication Co.
     13.250% due 09/30/2004                                      1,184              539
     11.750% due 12/15/2005                                      6,887            2,858
Dresser, Inc.
      9.375% due 04/15/2011                                     10,000           10,000
Echostar Broadband Corp.
     10.375% due 10/01/2007                                        500              508
Echostar Communications Corp.
      9.250% due 02/01/2006                                     19,727           19,480
      9.375% due 02/01/2009                                      7,454            7,324
Electric Lightwave, Inc.
      6.050% due 05/15/2004                                      1,450            1,410
Equistar Chemicals LP
     10.125% due 09/01/2008                                      9,845            9,131
      8.750% due 02/15/2009                                      5,800            5,128
Extended Stay America, Inc.
      9.875% due 06/15/2011                                      5,700            5,073
Extendicare Health Services
      9.350% due 12/15/2007                                      1,150            1,024
Fairpoint Communications, Inc.
      9.500% due 05/01/2008                                      4,912            3,266
     10.908% due 05/01/2008 (d)                                  3,550            2,250
Ferrellgas Partners LP
      9.375% due 06/15/2006                                     14,331           14,403
Fisher Scientific International
      7.125% due 12/15/2005                                     10,845           10,720
      9.000% due 02/01/2008                                     12,949           12,917
Flag Ltd.
      8.250% due 01/30/2008                                     16,991           10,449
Forest Oil Corp.
     10.500% due 01/15/2006                                      2,828            2,976
      8.000% due 06/15/2008                                      3,850            3,792
Fox/Liberty Networks LLC
      0.000% due 08/15/2007 (c)                                  7,690            7,382
      8.875% due 08/15/2007                                      9,075            9,438
Garden State Newspapers
      8.750% due 10/01/2009                                      9,560            8,222
      8.625% due 07/01/2011                                      4,626            3,886
Golden Northwest Aluminum
     12.000% due 12/15/2006                                      2,450            1,103
Harrahs Operating Co., Inc.
      7.875% due 12/15/2005                                     25,606           25,542
      7.125% due 06/01/2007                                        500              484
      7.500% due 01/15/2009                                     20,207           19,401
HCA - The Healthcare Co.
      6.870% due 09/15/2003                                      1,026            1,055
      6.910% due 06/15/2005                                      2,986            3,010
      7.125% due 06/01/2006                                     12,525           12,854
      8.850% due 01/01/2007                                     16,485           18,223
      7.000% due 07/01/2007                                     18,893           18,974
      8.700% due 02/10/2010                                     13,980           15,182
      8.750% due 09/01/2010                                      3,950            4,271
      7.875% due 02/01/2011                                      1,500            1,545
      8.360% due 04/15/2024                                      4,733            4,652
      6.730% due 07/15/2045                                      3,944            4,052
HEALTHSOUTH Corp.
      8.500% due 02/01/2008                                      2,630            2,729
      7.000% due 06/15/2008                                      1,000              955
     10.750% due 10/01/2008                                        900              981
      8.375% due 10/01/2011                                     12,500           12,703
Hercules, Inc.
     11.125% due 11/15/2007                                      7,454            7,193
HMH Properties, Inc.
      7.875% due 08/01/2005                                     26,184           23,173
      8.450% due 12/01/2008                                        250              215
Hollinger International Publishing
      8.625% due 03/15/2005                                      1,948            1,824
      9.250% due 02/01/2006                                      7,879            7,377
      9.250% due 03/15/2007                                      1,737            1,626
Horseshoe Gaming Holding
      8.625% due 05/15/2009                                     15,775           15,538
Host Marriott LP
      8.375% due 02/15/2006                                     10,697            9,574
      9.250% due 10/01/2007                                      5,100            4,565
HS Resources, Inc.
      9.250% due 11/15/2006                                     16,465           17,247
Huntsman Corp.
      6.562% due 06/30/2007                                        538              423
      9.500% due 07/01/2007                                     10,218            2,504
Huntsman ICI Chemicals LLC
      7.437% due 06/30/2007                                      1,252            1,206
     10.125% due 07/01/2009                                      2,196            1,900
Huntsman Polymers Corp.
     11.750% due 12/01/2004                                      4,600            1,173
International Game Technology
      7.875% due 05/15/2004                                     12,394           12,456
      8.375% due 05/15/2009                                     18,876           19,111
ISP Holdings, Inc.
      9.750% due 02/15/2002                                      5,100            5,126
      9.000% due 10/15/2003                                     18,374           17,823
     10.250% due 07/01/2011                                      9,550            9,216
John Q. Hammons Hotels
      8.875% due 02/15/2004                                      2,784            2,464
      9.750% due 10/01/2005                                      1,633            1,462
Jones Intercable, Inc.
      8.875% due 04/01/2007                                      3,991            4,360
Jupiters Ltd.
      8.500% due 03/01/2006                                     12,400           12,090
Kmart Corp.
     12.350% due 01/01/2008 (b)                                  3,680            4,215
      8.800% due 07/01/2010                                        811              798
      9.350% due 01/02/2020                                     10,203            8,672
      9.780% due 01/05/2020                                      7,552            6,325
Koninklijke KPN NV
      8.000% due 10/01/2010                                     14,200           10,966
KPNQWest BV
      8.125% due 06/01/2009                                     19,560            8,313
L-3 Communications Corp.
     10.375% due 05/01/2007                                      5,938            6,265
      8.500% due 05/15/2008                                        466              480
Lamar Media Corp.
      9.625% due 12/01/2006                                        100              101
Lear Corp.
      7.960% due 05/15/2005                                     13,015           12,848
Lenfest Communications
      8.375% due 11/01/2005                                      8,400            9,238
     10.500% due 06/15/2006                                        415              490
Level 3 Communications, Inc.
     11.000% due 03/15/2008                                      6,438            2,897
      9.125% due 05/01/2008                                     18,405            7,776
      0.000% due 12/01/2008 (c)                                  5,375            1,424
      0.000% due 03/15/2010 (c)                                 18,000            3,690
     11.250% due 03/15/2010                                        789              343
Leviathan Gas Corp.
     10.375% due 06/01/2009                                      4,373            4,657
Lin Television Corp.
      8.375% due 03/01/2008                                        100               90


126 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
Lyondell Chemical Co.
      9.625% due 05/01/2007                                $     5,674      $     5,234
      9.875% due 05/01/2007                                        900              830
Macdermid, Inc.
      9.125% due 07/15/2011                                      9,470            8,712
Mail-Well Corp.
      8.750% due 12/15/2008                                      1,000              735
Mandalay Resort Group
      6.750% due 07/15/2003                                     18,177           16,541
      9.250% due 12/01/2005                                      4,812            4,403
      6.450% due 02/01/2006                                         79               76
     10.250% due 08/01/2007                                        198              183
      6.700% due 11/15/2096                                      1,500            1,497
Manor Care, Inc.
      8.000% due 03/01/2008                                      7,655            7,913
Marsh Supermarkets, Inc.
      8.875% due 08/01/2007                                      5,916            5,709
McLeodUSA, Inc.
      0.000% due 03/01/2007 (c)                                 17,064            5,290
      8.375% due 03/15/2008                                      4,023            1,026
      9.500% due 11/01/2008                                     14,997            3,974
     11.375% due 01/01/2009                                        250               74
      8.125% due 02/15/2009                                      2,715              686
     11.500% due 05/01/2009                                        789              225
Mediacom LLC
      9.500% due 01/15/2013                                        575              574
Metromedia Fiber Network, Inc.
     10.000% due 11/15/2008                                     18,051            2,256
     10.000% due 12/15/2009                                      6,910              864
MGM Mirage, Inc.
      6.950% due 02/01/2005                                     27,393           27,656
      8.500% due 09/15/2010                                     15,500           14,975
      8.375% due 02/01/2011                                      1,500            1,358
Midwest Generation LLC
      8.300% due 07/02/2009                                      1,750            1,705
Millenium America, Inc.
      9.250% due 06/15/2008                                        875              827
Mirage Resorts, Inc.
      6.625% due 02/01/2005                                      2,761            2,758
      7.250% due 10/15/2006                                      3,556            3,246
Mohegan Tribal Gaming Authority
      8.125% due 01/01/2006                                      2,650            2,677
Netia Holdings SA SP - ADR
     10.250% due 11/01/2007                                      3,400              289
Newpark Resources, Inc.
      8.625% due 12/15/2007                                      8,870            8,183
Nextel Communications, Inc.
      0.000% due 09/15/2007 (c)                                  6,950            4,187
      9.375% due 11/15/2009                                      4,083            2,542
Nextel Partners, Inc.
      0.000% due 02/01/2009 (c)                                 11,013            5,424
     11.000% due 03/15/2010                                      2,958            1,960
Nextlink Communications, Inc.
      9.625% due 10/01/2007                                      7,099            1,313
     10.500% due 12/01/2009                                      6,837            1,265
NL Industries, Inc.
     11.750% due 10/15/2003                                      1,135            1,146
NTL, Inc.
     12.750% due 04/15/2005                                        553              307
Octel Developments PLC
     10.000% due 05/01/2006                                      1,499            1,536
Omnicare, Inc.
      8.125% due 03/15/2011                                     16,840           17,472
Orion Network Systems, Inc.
     11.250% due 01/15/2007                                     10,335            3,824
Owens & Minor, Inc.
      8.500% due 07/15/2011                                      3,700            3,839
P&L Coal Holdings
      8.875% due 05/15/2008                                     12,074           12,496
Park Place Entertainment Corp.
      7.875% due 12/15/2005                                      1,000              953
      8.875% due 09/15/2008                                      4,883            4,651
      8.125% due 05/15/2011                                      8,000            7,360
Petroleos Mexicanos
      6.905% due 07/15/2005 (d)                                 10,000           10,038
Piedmont Aviation, Inc.
     10.200% due 01/15/2005                                      1,163              874
     10.250% due 03/28/2005                                        571              421
      9.900% due 11/08/2006                                      1,216              833
Pioneer National Resources Co.
      8.875% due 04/15/2005                                     15,853           17,249
      8.250% due 08/15/2007                                      8,577            8,875
      6.500% due 01/15/2008                                      5,482            5,138
Price Communications Wireless, Inc.
      9.125% due 12/15/2006                                     15,467           15,854
Pride International, Inc.
      9.375% due 05/01/2007                                     14,586           15,060
Primedia, Inc.
     10.250% due 06/01/2004                                      3,155            2,855
      8.500% due 02/01/2006                                      6,671            5,504
      7.625% due 04/01/2008                                      6,507            4,913
      8.875% due 05/15/2011                                      8,050            6,078
PSS World Medical, Inc.
      8.500% due 10/01/2007                                      9,425            8,624
Quebecor Media, Inc.
     11.125% due 07/15/2011                                     18,350           18,258
R & B Falcon Corp.
      9.125% due 12/15/2003                                      1,250            1,306
R.H. Donnelly, Inc.
      9.125% due 06/01/2008                                      5,455            5,482
Racers
      8.375% due 10/01/2007                                     21,206           17,894
Renaissance Media Group
      0.000% due 04/15/2008 (c)                                 16,960           13,314
Rogers Cablesystems Ltd.
     10.000% due 03/15/2005                                      4,000            4,280
Rogers Cantel, Inc.
      8.300% due 10/01/2007                                      3,524            3,339
      8.800% due 10/01/2007                                      2,315            2,147
      9.375% due 06/01/2008                                     30,824           30,208
Rural Cellular Corp.
      9.625% due 05/15/2008                                      9,502            9,264
Safety-Kleen Corp.
      0.000% due 06/01/2008 (e)                                 22,459                2
      0.000% due 05/15/2009 (e)                                 11,042                1
SC International Services, Inc.
      9.250% due 09/01/2007                                     15,020           11,791
Scotia Pacific Co. LLC
      7.710% due 01/20/2014                                        142              114
Select Medical Corp.
      9.500% due 06/15/2009                                      2,000            1,890
Silgan Holdings, Inc.
      9.000% due 06/01/2009                                      7,556            7,480
Smith's Food & Drug Centers, Inc.
      8.640% due 07/02/2012                                        222              246
Starwood Hotels & Resorts
      6.330% due 02/23/2003                                     10,250            9,968
      6.750% due 11/15/2005                                      1,900            1,727
Station Casinos, Inc.
      9.750% due 04/15/2007                                      5,403            4,998
      8.375% due 02/15/2008                                      3,200            3,024
      8.875% due 12/01/2008                                      2,071            1,812
      9.875% due 07/01/2010                                        789              718
Stone Container Corp.
      7.312% due 10/01/2005                                      1,116            1,116
     11.500% due 08/15/2006                                      2,476            2,612
Synder Oil Corp.
      8.750% due 06/15/2007                                      3,250            3,413
Telecorp PCS, Inc.
     10.625% due 07/15/2010                                     11,338           10,034
Telewest Communications PLC
     11.000% due 10/01/2007                                      7,999            5,119
      0.000% due 04/15/2009 (c)                                  3,546            1,268
Tembec Industries, Inc.
      8.625% due 06/30/2009                                      1,300            1,320
      8.500% due 02/01/2011                                      9,550            9,693

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 127

High Yield Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
Tenet Healthcare Corp.
      8.625% due 01/15/2007                                $    10,385      $    10,930
      8.125% due 12/01/2008                                     15,400           16,517
Time Warner Telecom, Inc.
     10.125% due 02/01/2011                                      5,450            3,570
Triad Hospitals, Inc.
      8.750% due 05/01/2009                                      2,700            2,781
     11.000% due 05/15/2009                                      3,213            3,478
Tritel PCS, Inc.
     10.375% due 01/15/2011                                     14,750           12,611
U.S. Airways, Inc.
      9.625% due 09/01/2003                                     21,663           22,251
      9.330% due 01/01/2006                                      3,785            3,806
United Pan-Europe Communications NV
     10.875% due 11/01/2007                                      1,750              245
      0.000% due 02/01/2009 (c)                                  6,502              878
     10.875% due 08/01/2009                                          0                0
      0.000% due 11/01/2009 (c)                                  5,000              325
Univision Communications, Inc.
      7.850% due 07/15/2011                                     16,450           17,029
Vintage Petroleum, Inc.
      9.000% due 12/15/2005                                      9,311            9,497
      9.750% due 06/30/2009                                      2,009            2,114
      7.875% due 05/15/2011                                      5,400            5,373
VoiceStream Wireless Corp.
     10.375% due 11/15/2009                                      3,155            3,565
Waste Management, Inc.
      6.375% due 12/01/2003                                      2,925            3,016
      7.000% due 05/15/2005                                        513              539
      7.375% due 08/01/2010                                      3,925            4,124
WCG Corp.
      8.250% due 03/15/2004                                     17,625           18,006
Western Gas Resources, Inc.
     10.000% due 06/15/2009                                      5,700            5,843
Williams Communications Group, Inc.
     10.700% due 10/01/2007                                      7,493            3,147
     10.875% due 10/01/2009                                      3,092            1,299
     11.875% due 08/01/2010                                      4,000            1,680
World Color Press, Inc.
      8.375% due 11/15/2008                                        513              538
      7.750% due 02/15/2009                                      7,546            7,664
XO Communications, Inc.
      0.000% due 06/01/2009 (c)                                    800               68
      0.000% due 12/01/2009 (c)                                  5,000              425
XTO Energy Inc.
      9.250% due 04/01/2007                                      1,136            1,176
      8.750% due 11/01/2009                                      3,800            3,895
Young Broadcasting, Inc.
      9.000% due 01/15/2006                                     11,440            9,552
      8.750% due 06/15/2007                                        127              105
     10.000% due 03/01/2011                                     10,425            8,340
                                                                            -------------
                                                                              1,734,602
                                                                            -------------
Utilities 12.1%
AES Corp.
      8.750% due 12/15/2002                                      3,000            2,955
      8.750% due 06/15/2008                                      1,800            1,562
      9.500% due 06/01/2009                                     17,194           15,131
      9.375% due 09/15/2010                                     14,815           12,815
      8.875% due 02/15/2011                                      8,200            6,970
AT&T Canada, Inc.
      0.000% due 06/15/2008 (c)                                 25,094            8,536
     10.625% due 11/01/2008                                      4,572            2,512
AT&T Wireless Services, Inc.
      7.875% due 03/01/2011                                     14,750           15,837
Azurix Corp.
     10.375% due 02/15/2007                                      7,544            7,506
Calpine Corp.
      7.625% due 04/15/2006                                      4,925            4,856
      8.750% due 07/15/2007                                     19,441           19,414
      7.875% due 04/01/2008                                      7,248            6,955
      8.500% due 05/01/2008                                     28,500           27,863
      7.750% due 04/15/2009                                        789              744
      8.625% due 08/15/2010                                        150              147
      8.500% due 02/15/2011                                      2,200            2,136
Carolina Power & Light Energy, Inc.
      4.225% due 07/29/2002 (d)                                  2,288            2,277
Citizens Communications Co.
      8.500% due 05/15/2006                                      9,400           10,138
      7.625% due 08/15/2008                                      4,170            4,264
      9.250% due 05/15/2011                                      4,000            4,429
CMS Energy Corp.
      8.125% due 05/15/2002                                      3,579            3,605
      6.750% due 01/15/2004                                      4,492            4,362
      7.000% due 01/15/2005                                     10,637           10,647
      9.875% due 10/15/2007                                      6,113            6,327
      8.900% due 07/15/2008                                      5,000            5,004
      7.500% due 01/15/2009                                      3,800            3,598
      8.500% due 04/15/2011                                      7,750            7,586
Commonwealth Edison Co.
      6.625% due 12/31/2004                                      2,000            1,995
El Paso Energy Corp.
      8.500% due 06/01/2011                                      8,950            9,040
France Telecom
      7.750% due 03/01/2011                                     16,700           17,775
Hanover Equipment Trust
      8.500% due 09/01/2008                                      7,525            7,581
Insight Midwest LP
     10.500% due 11/01/2010                                      3,000            3,150
Key Energy Services, Inc.
      8.375% due 03/01/2008                                      4,620            4,528
LIN Television Corp.
      8.000% due 01/15/2008                                     18,300           17,568
Mastec, Inc.
      7.750% due 02/01/2008                                      6,150            5,012
Mediacom Broadband LLC
     11.000% due 07/15/2013                                     16,020           16,421
Mission Energy Holding Co.
     13.500% due 07/15/2008                                      6,750            6,851
Niagara Mohawk Power Co.
      0.000% due 07/01/2010                                     16,700           15,696
NRG Northeast Generating LLC
      8.842% due 12/15/2015                                      1,400            1,543
Pogo Producing Co.
      8.250% due 04/15/2011                                      5,950            5,905
Rocky River Realty
      8.810% due 04/14/2007 (b)                                  2,620            2,939
Rogers Communications
      9.125% due 01/15/2006                                      4,000            3,990
SESI, LLC
      8.875% due 05/15/2011                                     10,100            9,292
Telewest Credit Links
     10.875% due 02/07/2005                                     16,000           15,543
Williams Cos., Inc.
      4.570% due 11/15/2001 (d)                                  4,812            4,819
Wilmington Trust Co. - Tucson Electric
     10.210% due 01/01/2009 (b)                                    500              566
     10.732% due 01/01/2013 (b)                                  7,015            8,227
                                                                            -------------
                                                                                356,617
                                                                            -------------
Total Corporate Bonds & Notes                                                 2,203,943
(Cost $2,489,701)                                                           -------------

MORTGAGE-BACKED SECURITIES 4.0%

Collateralized Mortgage Obligations 2.2%
LTC Commercial Corp.
      9.200% due 08/04/2023                                      2,235            2,017
      7.970% due 04/15/2028                                      3,993            3,818
NationsBanc Mortgage Capital Corp.
      8.035% due 05/25/2028                                      3,035            2,750
Red Mountain Funding Corp.
      9.150% due 11/28/2027                                      4,517            3,045
Resolution Trust Corp.
      6.900% due 02/25/2027                                      3,215            3,191
Sasco Floating Rate Commercial Mortgage Trust
      4.130% due 04/25/2003 (d)                                 23,504           23,521
Washington Mutual, Inc.
      6.398% due 10/25/2039                                     25,000           25,940
                                                                            -------------
                                                                                 64,282
                                                                            -------------



128 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
Fannie Mae 1.8%
      6.000% due 10/18/2016                                $    52,000      $    52,861
                                                                            -------------
Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
      7.000% due 07/25/2008                                      1,082              133
      7.000% due 04/25/2019                                      3,558               93
      7.000% due 12/25/2021                                      1,729              165
                                                                            -------------
                                                                                    391
                                                                            -------------
Total Mortgage-Backed Securities                                                117,534
(Cost $116,594)                                                             -------------

ASSET-BACKED SECURITIES 7.5%

Acterna LLC
      5.841% due 09/01/2007                                      1,465            1,304
Adelphia Communications Corp.
      6.790% due 10/01/2002                                      4,500            4,402
Airplanes Pass Through Trust
     10.875% due 03/15/2019                                     21,515           11,138
Airtrust
      0.000% due 06/01/2013                                      8,777            3,160
Allied Waste Industries, Inc.
      5.562% due 07/30/2006                                      1,824            1,805
      6.125% due 07/30/2006                                      8,056            7,972
      6.375% due 07/21/2007                                        912              902
      5.812% due 07/30/2007 (d)                                    913              904
      6.187% due 07/30/2007 (d)                                  4,559            4,511
      6.375% due 07/30/2007 (d)                                  3,191            3,158
      6.625% due 07/30/2007 (d)                                  2,280            2,256
Charter Commercial Holdings LLC
      6.210% due 03/31/2008                                     23,000           22,336
Conseco Finance
      9.300% due 10/15/2030                                      8,000            8,742
Continental Airlines, Inc.
      4.038% due 07/30/2004                                      9,930            9,541
Da Vita
      7.000% due 04/30/2006                                      1,975            1,986
Emmis Communications Corp.
      6.562% due 08/31/2009                                      8,233            8,018
Flag Ltd.
      5.625% due 03/31/2006                                      2,292            2,188
Global Crossing Holding Ltd.
      6.460% due 08/15/2006                                      3,000            2,549
Green Tree Financial Corp.
      8.000% due 07/15/2018                                      6,000            5,213
Greif
      6.950% due 03/15/2008                                          4                4
Huntsman Corp.
      9.500% due 07/31/2004                                        787              627
      9.500% due 06/30/2005                                      3,049            2,302
      9.571% due 06/30/2005                                        102               77
      9.500% due 06/30/2005                                      1,052              794
      5.750% due 06/30/2007                                        659              635
     10.250% due 07/01/2007                                      5,000            4,959
Impress Metal
      6.961% due 12/01/2006                                      1,010              929
Insight Midwest
      6.562% due 12/15/2009                                      7,000            6,995
Island Inland Co.
      9.508% due 07/09/2003                                      3,000            2,325
Kinetic Concepts, Inc.
      5.960% due 12/31/2004                                      3,028            3,015
Lyondell Petroleum
     10.495% due 05/17/2006                                      2,000            2,032
Mission Energy
     11.290% due 07/25/2006                                      1,000              995
Nextel Communications, Inc.
      6.562% due 03/31/2008                                     12,169           10,668
OM Group
      6.570% due 03/31/2007                                      2,000            1,980
SPX Corp.
      9.400% due 06/14/2005                                     15,400           16,044
Stone Container Corp.
      7.125% due 04/01/2003 (d)                                  1,466            1,467
      7.125% due 10/01/2003 (d)                                  9,652            9,655
      7.125% due 10/01/2005 (d)                                  1,114            1,111
Suiza Foods
      7.875% due 07/15/2008                                      5,000            5,022
Timber Corp.
      4.830% due 11/30/2001                                     47,300           47,300
Triad Hospitals, Inc.
      6.530% due 04/30/2003                                      1,054            1,055
                                                                            -------------
Total Asset-Backed Securities                                                   222,076
(Cost $235,851)                                                             -------------

SOVEREIGN ISSUES 0.6%

Republic of Egypt
      8.750% due 07/11/2011                                     11,250           10,041
United Mexican States
     10.375% due 02/17/2009                                      6,500            7,187
                                                                            -------------
Total Sovereign Issues                                                           17,228
(Cost $18,564)                                                              -------------

CONVERTIBLE BONDS & NOTES 2.7%

Health Care 0.9%
Omnicare, Inc.
      5.000% due 12/01/2007                                      8,200            7,288
Tenet Healthcare Corp.
      6.000% due 12/01/2005                                      3,664            3,328
Total Renal Care Holdings
      7.000% due 05/15/2009                                     15,953           15,155
                                                                            -------------
                                                                                 25,771
                                                                            -------------
Industrial 1.6%
American Tower Corp.
      5.000% due 02/15/2010                                     15,100           10,966
Mail-Well, Inc.
      5.000% due 11/01/2002                                      6,650            5,952
Pride International, Inc.
      0.000% due 04/24/2018                                     14,000            6,020
Waste Management, Inc.
      4.000% due 02/01/2002                                     24,338           24,338
                                                                            -------------
                                                                                 47,276
                                                                            -------------
Utilities 0.2%
Nextel Communications, Inc.
      5.250% due 01/15/2010                                      5,500            2,812
Rogers Communication, Inc.
      2.000% due 11/26/2005                                      4,500            3,443
                                                                            -------------
                                                                                  6,255
                                                                            -------------
Total Convertible Bonds & Notes                                                  79,302
(Cost $79,081)                                                              -------------

PREFERRED STOCK 2.9%
                                                                Shares
Adelphia Communications Corp.
     13.000% due 07/15/2009                                      9,000              767
CSC Holdings, Inc.
     11.125% due 04/01/2008                                    161,572           16,521
Fresenius Medical Care
      7.875% due 02/01/2008                                     27,675           27,467
      9.000% due 12/01/2006                                     34,025           34,791
      7.875% due 06/15/2011                                  1,000,000              995
Newscorp Overseas Ltd.
      8.625% due 12/31/2049                                    105,100            2,533
Primedia, Inc.
      4.200% due 11/01/2009                                     55,300            2,226
      8.625% due 04/01/2010                                     39,500            1,590
                                                                            -------------
Total Preferred Stock                                                            86,890
(Cost $94,251)                                                              -------------



           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 129

High Yield Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
SHORT-TERM INSTRUMENTS 7.8%

Commercial Paper 7.6%
CDC
      3.380% due 10/01/2001                                $    95,000      $    95,000
Fannie Mae
      4.005% due 11/01/2001                                     20,000           19,931
      3.630% due 12/27/2001                                      7,500            7,453
      3.540% due 01/03/2002                                      5,200            5,165
Federal Home Loan Bank
      4.000% due 10/31/2001                                     10,000            9,966
General Electric Capital Corp.
      3.860% due 10/02/2001                                     13,500           13,499
      3.500% due 12/27/2001                                     26,300           26,135
      3.600% due 12/28/2001                                      5,400            5,366
Swedbank, Inc.
      3.550% due 10/24/2001                                     10,500           10,476
UBS Finance, Inc.
      3.870% due 10/02/2001                                      7,800            7,799
      3.510% due 12/20/2001                                     24,300           24,162
                                                                            -------------
                                                                                224,952
                                                                            -------------
Repurchase Agreement 0.2%
State Street Bank
      2.600% due 10/01/2001                                      7,000            7,000
      (Dated 09/28/2001. Collateralized by Federal Farm
      Credit Bank 5.450% due 01/23/2003 valued at $7,145
      Repurchase proceeds are $7,002.)
                                                                            -------------
Total Short-Term Instruments                                                    231,952
(Cost $231,798)                                                             -------------

Total Investments (a) 100.0%                                                $ 2,958,925
(Cost $3,265,840)

Other Assets and Liabilities (Net) (0.0%)                                          (990)
                                                                            -------------

Net Assets 100.0%                                                           $ 2,957,935
                                                                            -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                               $    40,532

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                (347,447)
                                                                            -------------

Unrealized depreciation-net                                                 $  (306,915)
                                                                            -------------

(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at September 30, 2001:

                                     Principal
                                     Amount
                                     Covered by        Settlement             Unrealized
Type              Currency           Contract          Month                 Appreciation
-----             ---------          ----------        ----------           -------------
Sell                    EC              2,270           10/2001             $          14
                                                                            -------------
(g) Principal amount denoted in indicated currency:

           EC - Euro



130      PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Total Return Mortgage Fund
September 30, 2001 (Unaudited)

                                                                       Principal
                                                                        Amount     Value
                                                                        (000s)    (000s)

MORTGAGE-BACKED SECURITIES 138.5%

Collateralized Mortgage Obligations 31.9%
Bank Trust Mortgage
     5.700% due 12/01/2023                                              $  982    $  990
Chase Mortgage Finance Corp
     7.000% due 07/25/2024                                                 261       261
     6.550% due 08/25/2028                                                 425       432
Citicorp Mortgage Securities, Inc.
     6.500% due 05/25/2030                                                 295       301
Countrywide Alternative Loan Trust
     6.750% due 08/25/2028                                                  67        68
Countrywide Home Loans
     6.500% due 03/25/2029                                                 100       101
     7.750% due 01/25/2031                                                 156       160
DLJ Mortgage Acceptance Corp.
     7.000% due 06/25/2028                                                 138       142
E-Trade Bank Adjustable Rate Mortgage Trust
     7.174% due 09/25/2031                                               1,905     1,937
Fannie Mae
     6.900% due 08/25/2011                                                 100       103
     4.453% due 10/31/2011                                               1,000     1,002
     6.500% due 02/25/2019                                                 261       261
     7.750% due 08/25/2022                                                  69        75
     3.687% due 04/25/2023 (b)                                              25        26
     4.843% due 05/25/2023 (b)                                           2,481     2,493
     6.500% due 09/25/2023                                                  39        39
     7.000% due 09/25/2023                                                  17        18
     6.500% due 09/25/2023                                                 182       169
     6.750% due 09/25/2023                                                  57        56
     6.500% due 10/25/2023                                                 217       218
     6.500% due 12/25/2023                                                 182       175
     3.896% due 04/18/2028 (b)                                              89        90
Freddie Mac
     6.000% due 06/15/2008                                                 371       380
     4.500% due 03/15/2021                                                  36        36
     3.500% due 12/15/2022                                                  10         8
     6.500% due 12/15/2023                                                  50        50
     6.500% due 03/15/2024                                                 114       115
     8.000% due 06/15/2026                                                  76        84
     6.500% due 05/15/2027                                                  73        73
     6.000% due 10/15/2028                                                 153       152
General Electric Capital Mortgage Services, Inc.
     5.250% due 11/25/2008                                                 273       273
     7.000% due 01/25/2028                                                 100       102
     6.750% due 06/25/2028                                                 200       206
Government National Mortgage Association
     7.600% due 04/20/2026                                               2,309     2,340
     7.000% due 07/16/2026                                                 186       194
Mellon Residential Funding Corp.
     6.580% due 07/25/2029 (b)                                             410       434
Norwest Asset Securities Corp.
     6.250% due 09/25/2028                                                 454       455
     6.250% due 01/25/2029                                                 152       154
Residential Accredit Loans, Inc.
     7.000% due 01/25/2028                                                 155       155
Superannuation Members Home Loans Global Fund
     4.145% due 06/15/2026 (b)                                             300       300
Vendee Mortgage Trust
     7.750% due 05/15/2022                                                  41        45
                                                                                 -------
                                                                                  14,673
                                                                                 -------
Fannie Mae 54.2%
      4.510% due 10/30/2011                                              3,000     3,007
      4.900% due 04/01/2007                                              1,720     1,720
      4.980% due 07/01/2008                                              4,990     5,006
      5.817% due 10/01/2028 (b)                                            431       442
      6.000% due 10/18/2016 (b)                                          8,000     8,074
      6.483% due 11/01/2018 (b)                                             37        38
      7.000% due 04/01/2026 (b)                                             19        19
      7.169% due 08/01/2026 (b)                                            103       105
      7.378% due 05/01/2023 (b)                                            142       146
      7.500% due 10/15/2031                                              6,000     6,238
      9.000% due 01/01/2020                                                108       119
                                                                                 -------
                                                                                  24,914
                                                                                 -------
Federal Housing Administration 3.8%
     7.430% due 06/01/2019                                               1,685     1,725
                                                                                 -------
Freddie Mac 20.6%
      6.000% due 10/01/2024-10/15/2031 (c)                               3,136     3,132
      6.448% due 02/01/2018 (b)                                            142       144
      6.500% due 10/15/2031                                              2,000     2,036
      7.094% due 07/01/2030 (b)                                          3,800     3,973
      7.808% due 11/01/2028 (b)                                             78        80
      7.995% due 08/01/2025 (b)                                            120       124
                                                                                 -------
                                                                                   9,489
                                                                                 -------
Government National Mortgage Association 27.6%
      7.000% due 10/22/2031 (b)                                          6,500     6,750
      7.125% due 10/20/2022 (b)                                            110       114
      7.375% due 03/20/2016-03/20/2027 (b)(c)                            1,008     1,027
      7.500% due 05/15/2027-08/15/2027 (c)                                  99       104
      7.625% due 12/20/2021-11/20/2026 (b)(c)                               74        76
      7.750% due 07/20/2022-07/20/2025 (b)(c)                              370       381
      8.500% due 10/22/2031 (d)                                          4,000     4,246
                                                                                 -------
                                                                                  12,698
                                                                                 -------
Stripped Mortgage-Backed Securities 0.4%
Fannie Mae (IO)
     6.500% due 07/25/2007                                                  18         0
Fannie Mae (PO)
     0.000% due 07/25/2022                                                 243       201
                                                                                 -------
Total Mortgage-Backed Securities                                                  63,700
                                                                                 -------
(Cost $62,653)

ASSET-BACKED SECURITIES 4.2%

Bayview Financial Acquisition Trust

     3.051% due 07/25/2030 (b)                                             154       154
MLCC Mortgage Investors, Inc.
     4.020% due 03/15/2025 (b)                                             189       190
Novastar Home Equity Loan
     3.011% due 01/25/2031 (b)                                             922       923
Option One Mortgage Loan Trust
     3.910% due 04/25/2030                                                 665       667
                                                                                 -------
Total Asset-Backed Securities (b)                                                  1,934
                                                                                 -------
(Cost $1,930)

CONVERTIBLE BONDS & NOTES 0.0%

Industrial 0.0%
Clear Channel Communications, Inc.
1.500% due 12/01/2002                                                       10        10
                                                                                 -------
Total Convertible Bonds & Notes                                                       10
                                                                                 -------
(Cost $10)

SHORT-TERM INSTRUMENTS 30.3%

Commercial Paper 24.6%
Abbey National North America
     3.550% due 10/24/2001                                                 200       200
     3.470% due 10/31/2001                                               1,100     1,097
Fannie Mae
     3.150% due 10/01/2001                                               7,500     7,500
     0.010% due 10/04/2001                                                 200       200
     3.545% due 10/18/2001                                                 200       200
     3.630% due 12/20/2001                                               1,600     1,590
Swedbank, Inc.
     3.100% due 12/26/2001                                                 500       497
                                                                                 -------
                                                                                  11,284
                                                                                 -------

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 131

Total Return Mortgage Fund
September 30, 2001 (Unaudited)

                                                                                       Principal
                                                                                          Amount         Value
                                                                                          (000s)        (000s)

Repurchase Agreement 5.7%
State Street Bank
2.600% due 10/01/2001                                                                   $  2,617      $  2,617
 (Dated 09/28/2001. Collateralized by Fannie Mae
 5.000% due 04/30/2003 valued at $2,674.
 Repurchase proceeds are $2,618.)
                                                                                                      --------
Total Short-Term Instruments                                                                            13,901
(Cost $13,897)                                                                                        --------

Total Investments (a) 173.0%                                                                          $ 79,545
(Cost $78,490)

Other Assets and Liabilities (Net) (73.0%)                                                             (33,566)
                                                                                                      --------

Net Assets 100.0%                                                                                     $ 45,979
                                                                                                      --------


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                                        $  1,064

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                                            (9)
                                                                                                      --------

Unrealized appreciation-net                                                                           $  1,055
                                                                                                      --------

(b) Variable rate security. The rate listed is as of September 30, 2001.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

132 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
GNMA Fund
September 30, 2001 (Unaudited)

                                                                           Principal
                                                                              Amount        Value
                                                                              (000s)       (000s)

U.S. GOVERNMENT AGENCIES 3.8%

Federal Farm Credit Bank
     5.750% due 01/18/2011                                                   $ 1,000      $ 1,036
Small Business Administration
     7.449% due 08/01/2010                                                       497          543
                                                                                          -------
Total U.S. Government Agencies                                                              1,579
(Cost $1,495)                                                                             -------

U.S. TREASURY OBLIGATIONS 1.3%

Treasury Inflation Protected Securities
     3.625% due 01/15/2008 (b)(c)                                                110          114
U.S. Treasury Strips
     0.000% due 11/15/2016                                                     1,000          429
                                                                                          -------
Total U.S. Treasury Obligations                                                               543
(Cost $534)                                                                               -------

MORTGAGE-BACKED SECURITIES 67.8%

Collateralized Mortgage Obligations 11.0%
ABN AMRO Mortgage Corp.
     6.750% due 04/25/2029                                                       235          213
Fannie Mae
     7.000% due 05/25/2006                                                        18           18
     6.000% due 11/18/2017                                                       100          101
     6.500% due 02/25/2019                                                       261          261
     6.500% due 09/25/2023                                                       299          297
Freddie Mac
     6.500% due 11/25/2023                                                       132          122
General Electric Capital Mortgage Services, Inc.
     6.750% due 06/25/2028                                                        50           51
Government National Mortgage Association
     7.300% due 09/20/2028                                                     2,106        2,159
     3.940% due 08/16/2031                                                       967          966
Hilton Hotel Pool Trust
     1.000% due 10/01/2016                                                     2,972          125
Residential Accredit Loans, Inc.
     7.000% due 01/25/2028                                                       240          241
                                                                                          -------
                                                                                            4,554
                                                                                          -------

Fannie Mae 0.1%
     8.271% due 03/01/2018 (d)                                                    36           36
     9.000% due 07/01/2018                                                        23           26
                                                                                          -------
                                                                                               62
                                                                                          -------

Federal Housing Administration 1.6%
     7.430% due 03/01/2022                                                       161          163
     8.137% due 09/01/2040                                                       475          495
                                                                                          -------
                                                                                              658
                                                                                          -------

Freddie Mac 0.4%
     6.598% due 06/01/2030 (d)                                                    91           93
     7.050% due 05/01/2019 (d)                                                    53           54
                                                                                          -------
                                                                                              147
                                                                                          -------

Government National Mortgage Association 53.8%
      6.375% due 02/20/2018-02/20/2026 (d)(e)                                    563          574
      6.500% due 02/25/2018 (d)                                                4,000        4,092
      7.000% due 02/22/2031 (d)                                               11,000       11,423
      7.375% due 05/20/2016-06/20/2025 (d)(e)                                    190          195
      7.500% due 10/20/2031-10/22/2031 (d)(e)                                  5,371        5,608
      7.625% due 12/20/2017 (d)                                                   70           73
      7.750% due 07/20/2018-08/20/2025 (d)(e)                                    201          208
      11.250% due 07/20/2015                                                     116          131
                                                                                          -------
                                                                                           22,304
                                                                                          -------

Stripped Mortgage-Backed Securities 0.9%
Fannie Mae (IO)
     7.000% due 09/25/2021                                                     1,607          111
Freddie Mac (IO)
     3.975% due 07/15/2020 (d)                                                 3,117          111
     7.500% due 08/15/2029                                                       792          133
                                                                                          -------
                                                                                              355
                                                                                          -------
Total Mortgage-Backed Securities                                                           28,080
(Cost $27,851)                                                                            -------

ASSET-BACKED SECURITIES 5.6%

Advanta Business Card Master Trust
     5.533% due 04/20/2008 (d)                                                   100          101
Chase Funding Mortgage Loan Asset-Backed Certificates
     4.461% due 10/25/2030 (d)                                                   200          198
Conseco Finance
     9.290% due 12/15/2029                                                       500          545
CS First Boston Mortgage Securities Corp.
     4.580% due 08/25/2031 (d)                                                   700          700
General Electric Capital Mortgage Services, Inc.
     7.200% due 04/25/2029                                                       290          296
Indymac Home Equity Loan Asset-Backed Trust
     5.158% due 12/25/2031 (d)                                                   200          200
NPF XII, Inc.
     4.303% due 10/01/2003 (d)                                                   300          301
                                                                                          -------
Total Asset-Backed Securities                                                               2,341
(Cost $2,270)                                                                             -------

SHORT-TERM INSTRUMENTS 66.0%

Commercial Paper 61.4%
Abbey National North America
     3.470% due 10/31/2001                                                       500          499
Anz, Inc.
     3.240% due 11/21/2001                                                     1,000          995
CBA (de) Finance
     3.470% due 10/29/2001                                                       600          598
Fannie Mae
     3.150% due 10/01/2001                                                    19,000       19,000
     4.020% due 10/04/2001                                                       100          100
     3.540% due 10/18/2001                                                       600          599
     3.520% due 10/25/2001                                                       600          599
Federal Home Loan Bank
     3.460% due 10/12/2001                                                       600          599
General Electric Capital Corp.
     3.560% due 12/26/2001                                                       500          497
Swedbank, Inc.
     3.510% due 10/24/2001                                                       500          499
     3.570% due 11/20/2001                                                       300          299
UBS Finance, Inc.
     3.240% due 11/19/2001                                                       400          398
     3.420% due 12/19/2001                                                       200          199
     3.550% due 12/19/2001                                                       200          199
     3.360% due 12/20/2001                                                       400          397
                                                                                          -------
                                                                                           25,477
                                                                                          -------

Repurchase Agreement 4.6%
State Street Bank
     2.600% due 10/01/2001                                                     1,895        1,895
     (Dated 09/28/2001. Collateralized by Fannie Mae
     5.000% due 04/30/2003 valued at $1,933.
     Repurchase proceeds are $1,895.)
                                                                                          -------
Total Short-Term Instruments                                                               27,372
(Cost $27,369)                                                                            -------

Total Investments (a) 144.5%                                                             $ 59,915
(Cost $59,519)

Other Assets and Liabilities (Net) (44.5%)                                                (18,459)
                                                                                          -------

Net Assets 100.0%                                                                        $ 41,456
                                                                                          -------

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 133

GNMA Fund
September 30, 2001 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                           $ 466

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (70)
                                                                         -----

Unrealized appreciation-net                                              $ 396
                                                                         -----

(b) Subject to financing transaction.

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.


134 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Real Return Fund
September 30, 2001 (Unaudited)

                                                                   Principal
                                                                      Amount       Value
                                                                      (000s)      (000s)

CORPORATE BONDS & NOTES 20.2%

Banking & Finance 12.9%
Allstate Financial Global Funding
     7.125% due 09/26/2005                                          $ 2,500     $ 2,693
Associates Corp. of North America
     3.900% due 05/08/2003 (d)                                        1,500       1,506
Atlas Reinsurance PLC
     6.520% due 04/04/2003 (d)                                        6,700       6,700
     7.520% due 10/04/2004 (d)                                        4,400       4,400
Bear Stearns Co., Inc.
     3.850% due 12/01/2003 (d)                                          500         501
     4.147% due 09/21/2004 (d)                                        1,000       1,000
Boeing Capital Corp.
     5.650% due 05/15/2006                                            5,000       5,025
Chase Manhanttan Corp.
     3.820% due 12/10/2001 (d)                                          500         501
CIT Group, Inc.
     4.270% due 04/07/2003 (d)                                          300         301
Donaldson, Lufkin & Jenrette, Inc.
     4.150% due 04/25/2003 (d)                                        7,500       7,528
DQE Capital Corp.
     4.270% due 01/15/2002 (d)                                        1,000       1,001
Export-Import Bank Korea
     6.500% due 11/15/2006                                            2,500       2,578
Finova Group, Inc.
     7.500% due 11/15/2009                                              840         330
First Union Corp.
     7.550% due 08/18/2005                                           10,000      10,945
Florida Windstorm Underwriting Association
     6.700% due 08/25/2004                                              500         528
Ford Motor Credit Co.
     3.720% due 02/13/2003 (d)                                          350         346
     4.076% due 06/20/2003 (d)                                       18,500      18,278
     3.303% due 06/23/2003 (d)                                        1,000         991
     4.120% due 01/26/2004 (d)                                        8,200       8,100
General Motors Acceptance Corp.
     3.720% due 12/09/2002 (d)                                        2,000       1,983
     3.985% due 07/21/2003 (d)                                        3,500       3,442
     3.986% due 08/04/2003 (d)                                        5,000       4,934
Halyard RE
    10.376% due 04/05/2002 (d)                                          800         801
Heller Financial, Inc.
     3.880% due 04/26/2002 (d)                                          250         250
     6.500% due 07/22/2002                                            1,000       1,030
     7.500% due 08/23/2002                                           10,200      10,591
     3.965% due 04/28/2003 (d)                                        3,000       3,005
Household Finance Corp.
     4.025% due 08/06/2002 (d)                                        2,000       2,007
J.P. Morgan & Co., Inc.
     8.381% due 02/15/2012 (d)                                        6,370       6,213
Juno RE Ltd.
    10.367% due 06/26/2002 (d)                                        9,050       9,036
Korea Development Bank
     6.118% due 03/01/2002 (d)                                          500         496
     8.294% due 06/16/2003 (d)                                          500         490
Lehman Brothers Holdings, Inc.
     4.290% due 06/03/2002 (d)                                        2,500       2,505
     4.570% due 07/15/2002 (d)                                          600         603
     4.290% due 09/03/2002 (d)                                        2,000       2,003
MBNA America Bank NA
     3.950% due 04/25/2002 (d)                                          500         499
Merrill Lynch & Co.
     3.850% due 02/04/2003 (d)                                        2,000       2,001
     3.958% due 08/01/2003 (d)                                        4,000       4,012
     3.847% due 05/21/2004 (d)                                        2,100       2,104
Monumental Global Funding II
     3.980% due 09/26/2003 (d)                                        2,000       2,000
Morgan Stanley, Dean Witter & Co.
     3.920% due 04/15/2002 (d)                                        1,000       1,001
     3.747% due 02/21/2003 (d)                                        1,500       1,502
     4.097% due 03/11/2003 (d)                                        2,000       2,002
National Australia Bank Ltd.
     4.186% due 05/19/2010 (d)                                        1,500       1,504
National Rural Utilities Cooperative Finance Corp.
     5.393% due 05/31/2002 (d)                                        1,900       1,903
     3.790% due 07/17/2003 (d)                                       10,000      10,006
National Westminster Bank PLC
     3.650% due 09/16/2002 (d)                                        3,500       3,509
NeHi, Inc.
     7.600% due 06/09/2003 (d)                                        3,000       3,015
Old Kent Bank
     4.428% due 11/01/2005 (d)                                        1,000         999
Pemex Finance Ltd.
     6.125% due 11/15/2003                                              300         306
Premium Asset Trust
     3.837% due 11/27/2004 (d)                                        5,000       5,014
Protective Life Funding Trust
     4.110% due 01/17/2003 (d)                                        1,000       1,003
Prudential Funding Corp.
     3.990% due 10/18/2001 (d)                                        3,000       3,002
     6.375% due 07/23/2006                                            7,000       7,312
PS Colorado Credit Corp.
     4.175% due 05/30/2002 (d)                                        1,300       1,302
Residential Reinsurance
     8.510% due 06/01/2004                                            5,500       5,500
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (g)                                       22,218      22,332
     3.955% due 04/28/2003 (d)                                        3,000       3,005
Seismic Ltd.
     8.336% due 01/01/2002 (d)                                        2,500       2,496
Textron Financial Corp.
     3.950% due 10/26/2001 (d)                                        2,500       2,502
     4.058% due 09/17/2002 (d)                                        5,000       5,009
     3.870% due 12/09/2002 (d)                                        1,000       1,004
Toyota Motor Credit Corp.
     7.586% due 02/15/2002 (d)                                          400         402
Trinom Ltd.
     7.910% due 12/18/2004 (d)                                        6,500       6,500
Washington Mutual Capital I
     3.860% due 05/17/2004 (d)                                       20,000      20,040
Western Capital
     9.440% due 01/07/2003 (d)                                        5,000       5,000
                                                                               --------
                                                                                250,427
                                                                               --------
Industrials 4.8%
AIC Corp.
     5.026% due 10/02/2002 (d)                                          250         251
American Airlines, Inc.
     6.978% due 04/01/2011                                            3,000       3,024
Coastal Corp.
     4.278% due 07/21/2003 (d)                                        8,000       8,027
Cox Enterprises, Inc.
     4.578% due 05/01/2033 (d)                                        2,000       2,014
DaimlerChrysler North America Holding Corp.
     3.920% due 12/16/2002 (d)                                        2,000       2,011
     3.880% due 08/16/2004 (d)                                        5,000       4,904
     8.500% due 01/18/2031                                           16,900      17,879
Delta Air Lines, Inc.
     8.540% due 01/02/2007                                            3,734       3,578
Enron Corp.
     8.000% due 08/15/2005                                            4,000       4,139
Fred Meyer, Inc.
     7.375% due 03/01/2005                                            2,000       2,143
Global Crossing Holding Ltd.
     6.000% due 10/15/2013                                            1,250         756
HCA - The Healthcare Co.
     5.351% due 09/19/2002 (d)                                        8,000       8,011
Petroleos Mexicanos
     9.500% due 09/15/2027                                            4,750       5,047
Qwest Capital Funding, Inc.
     4.270% due 07/08/2002 (d)                                        2,500       2,503
SR Wind Ltd.
     8.887% due 05/18/2005 (d)                                        6,000       5,980
     9.387% due 05/18/2005 (d)                                        2,500       2,526
Staples, Inc.
     4.362% due 11/26/2001 (d)                                        2,000       2,003

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 135

Real Return Fund
September 30, 2001 (Unaudited)

                                                                              Principal
                                                                                 Amount          Value
                                                                                 (000s)         (000s)

United Air Lines, Inc.
     3.682% due 12/02/2002 (d)                                                  $ 1,149        $ 1,154
Walt Disney Co.
     4.500% due 09/15/2004                                                       15,000         15,064
Waste Management, Inc.
     7.100% due 08/01/2026                                                        1,500          1,564
                                                                                              --------
                                                                                                92,578
                                                                                              --------
Utilities 2.5%
Allete
     4.610% due 10/20/2003 (d)                                                    2,500          2,506
Commonwealth Edison Co.
     4.210% due 09/30/2002 (d)                                                    1,000          1,001
Deutsche Telekom AG
     7.750% due 06/15/2005                                                       10,000         10,689
Dominion Resources, Inc.
     3.800% due 09/16/2002 (d)                                                    3,500          3,519
     7.600% due 07/15/2003                                                        5,000          5,312
Entergy Gulf States, Inc.
     4.662% due 06/02/2003 (d)                                                    4,500          4,514
Hawaiian Electric Industries, Inc.
     4.820% due 04/15/2003 (d)                                                    2,000          2,004
Oneok, Inc.
     4.358% due 04/24/2002 (d)                                                    2,000          2,003
Scana Corp.
     4.150% due 02/08/2002 (d)                                                    1,900          1,901
     4.420% due 07/15/2002 (d)                                                    3,900          3,904
Sprint Capital Corp.
     3.860% due 11/15/2001 (d)                                                    1,000          1,001
     3.870% due 06/10/2002 (d)                                                    3,000          3,008
Vodafone Group PLC
     3.957% due 12/19/2001 (d)                                                    6,500          6,509
WorldCom, Inc.
     7.375% due 01/15/2003                                                        1,000          1,035
                                                                                              --------
                                                                                                48,906
                                                                                              --------
Total Corporate Bonds & Notes                                                                  391,911
(Cost $389,246)                                                                               --------

MUNICIPAL BONDS & NOTES 0.0%

New Mexico 0.0%
New Mexico Mortgage Finance Authorities Revenue Bonds,
(GNMA,FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                                                               140            153
                                                                                              --------

New York 0.0%
New York City General Obligation Bonds, Series 1997
3.897% due 08/01/2002 (d)                                                            24             24
                                                                                              --------

Total Municipal Bonds & Notes                                                                      177
(Cost $164)                                                                                   --------

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
     5.440% due 03/13/2002 (d)                                                    7,600          7,642
Federal Farm Credit Bank
     3.654% due 02/14/2002 (d)                                                      600            603
Federal Home Loan Bank
     7.535% due 02/15/2002 (d)                                                    2,485          2,497
SallieMae
     4.373% due 01/25/2007 (d)                                                      208            208
                                                                                              --------
Total U.S. Government Agencies                                                                  10,950
(Cost $10,872)                                                                                --------

U.S. TREASURY OBLIGATIONS 121.5%

Treasury Inflation Protected Securities (g)(h)
     3.625% due 07/15/2002 (b)                                                  466,208        474,367
     3.375% due 01/15/2007                                                      265,757        273,481
     3.625% due 01/15/2008                                                      248,006        257,384
     3.875% due 01/15/2009                                                      582,284        612,672
     4.250% due 01/15/2010                                                      197,177        212,890
     3.500% due 01/15/2011                                                       16,325         16,795
     3.625% due 04/15/2028                                                      228,233        234,439
     3.875% due 04/15/2029                                                      260,239        279,514
                                                                                             ---------
Total U.S. Treasury Obligations                                                              2,361,542
(Cost $2,321,841)                                                                            ---------

MORTGAGE-BACKED SECURITIES 0.8%

Collateralized Mortgage Obligations 0.8%
Bear Stearns Adjustable Rate Mortgage Trust
     6.820% due 11/25/2030 (d)                                                  $ 3,837        $ 3,909
Freddie Mac
     7.000% due 07/15/2022                                                          204            204
     6.500% due 01/25/2028                                                          100             99
     7.000% due 10/15/2030                                                        3,000          3,157
GMAC Commercial Mortgage Asset Corp.
     3.357% due 07/20/2002                                                        7,304          7,304
                                                                                              --------
                                                                                                14,673
                                                                                              --------

Fannie Mae 0.0%
     8.054% due 10/01/2024 (d)                                                      254            272
                                                                                              --------

Federal Housing Administration 0.0%
     7.430% due 12/01/2020                                                          293            302
                                                                                              --------

Total Mortgage-Backed Securities                                                                15,247
(Cost $15,011)                                                                                --------

ASSET-BACKED SECURITIES 1.3%

AESOP Funding II LLC
     3.860% due 11/20/2006 (d)                                                   14,000         13,925
AFC Home Equity Loan Trust
     2.881% due 03/25/2027 (d)                                                      140            140
American Residential Eagle Trust
     4.132% due 07/25/2029 (d)                                                    3,490          3,499
Asset Backed Securities Corp. Home Equity
     3.155% due 06/21/2029 (d)                                                    2,164          2,172
Conseco Finance
     7.890% due 07/15/2018                                                        2,000          2,114
     8.170% due 12/15/2025                                                        2,000          2,169
Conseco Finance Home Loan Trust
     8.880% due 06/15/2024                                                          750            819
EQCC Home Equity Loan Trust
     3.307% due 03/20/2029 (d)                                                      138            138
SallieMae
     4.143% due 07/25/2004 (d)                                                       35             35
     4.173% due 10/25/2004 (d)                                                       33             33
     5.261% due 04/25/2006 (d)                                                      999            998
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                                          105            106
                                                                                              --------
Total Asset-Backed Securities                                                                   26,148
(Cost $25,851)                                                                                --------

SOVEREIGN ISSUES 0.0%

United Mexican States
     0.000% due 06/30/2003 (d)                                                      718              6
                                                                                              --------
Total Sovereign Issues                                                                               6
(Cost $0)                                                                                     --------


FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.3%

Caisse D'amort Dette Soc
     3.800% due 07/25/2006                                                     EC     5,169      4,807
Commonwealth of Canada
     4.000% due 12/01/2031                                                     C$        22         14
Commonwealth of New Zealand
     4.500% due 02/15/2016                                                     N$    33,500     14,695
Republic of France
     3.000% due 07/25/2009                                                     EC    28,552     25,282
                                                                                              --------
Total Foreign Currency-Denominated Issues                                                       44,798
(Cost $44,430)                                                                                --------

CONVERTIBLE BONDS & NOTES 0.2%

Utilities 0.2%
Nabors Industries, Inc.
     0.000% due 06/20/2020                                                      $     5,000      3,106
                                                                                              --------
Total Convertible Bonds & Notes                                                                  3,106
(Cost $3,136)                                                                                 --------

136 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                             Principal
                                                                               Amount           Value
                                                                               (000s)          (000s)

SHORT-TERM INSTRUMENTS 3.8%

Commercial Paper 2.9%
CDC
     3.380% due 10/01/2001                                                   $ 40,000        $ 40,000
General Electric Capital Corp.
     3.530% due 12/27/2001                                                        100              99
UBS Finance, Inc.
     3.450% due 10/01/2001                                                     15,000          15,000
     3.870% due 10/02/2001                                                        100             100
     3.740% due 12/19/2001                                                      1,900           1,889
                                                                                             --------
                                                                                               57,088
                                                                                             --------
Repurchase Agreement 0.9%
State Street Bank
     2.600% due 10/01/2001                                                     17,000          17,000
     (Dated 09/28/2001. Collateralized by Fannie Mae
     5.000% due 02/03/2003 valued at $17,343.
     Repurchase proceeds are $17,004.)

U.S. Treasury Bills 0.0%
     3.518% due 10/18/2001 (b)(i)                                                 800             799
                                                                                          -----------

Total Short-Term Instruments                                                                   74,887
(Cost $74,882)                                                                            -----------

Total Investments (a) 150.7%                                                              $ 2,928,772
(Cost $2,885,433)

Other Assets and Liabilities (Net) (50.7%)                                                   (984,888)
                                                                                          -----------

Net Assets 100.0%                                                                         $ 1,943,884
                                                                                          -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                         $ 46,027

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (2,688)
                                                                       --------

Unrealized appreciation-net                                            $ 43,339
                                                                       --------

(b) Securities with an aggregate market value of $911 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                          Unrealized
                                                             # of      Appreciation/
Type                                                    Contracts     (Depreciation)
------------------------------------------------------------------------------------
Eurodollar June Futures (06/2003)                             378     $          902
Eurodollar September Futures (09/2002)                        300                  0
U.S. Treasury 5 Year Note (12/2001)                            24                (23)
                                                                      --------------
                                                                      $          879
                                                                      --------------

(c) Swap agreements outstanding at September 30, 2001:

                                                                                 Notional         Unrealized
Type                                                                               Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470%
and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter

Exp. 06/15/2005                                                                  $ 10,000          $ (1,062)

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers

Exp. 07/15/2003                                                                     5,000               (334)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $5,000 in exchange for shares of Nabors
Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley Dean Witter

Exp. 06/20/2003                                                                     3,042                (20)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America

Exp. 06/15/2003                                                                    15,900               (345)

Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Goldman Sachs

Exp. 11/10/2002s                                                                    1,000                 (1)
                                                                                                   ---------
                                                                                                   $  (1,762)
                                                                                                   ---------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:

                              Principal
                                 Amount                         Unrealized
                             Covered by     Settlement       Appreciation/
Type           Currency        Contract          Month      (Depreciation)
--------------------------------------------------------------------------
Buy                  C$          28,552        10/2001      $          (29)
Sell                             57,380        10/2001                 126
Sell                 EC          24,613        10/2001                 153
Sell                 JY          78,994        10/2001                  (5)
Sell                 N$          36,053        10/2001               1,149
                                                             -------------
                                                             $       1,394
                                                             -------------

(f) Principal amount denoted in indicated currency:

     C$ - Canadian Dollar
     EC - Euro
     JY - Japanese Yen
     N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Subject to financing transaction.

(i) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 137

Schedule of Investments
Foreign Bond Fund
September 30, 2001 (Unaudited)

                                                                Principal
                                                                   Amount        Value
                                                                   (000s)       (000s)


AUSTRALIA (e)(f) 2.7%

General Electric Capital Australia Funding
     6.750% due 09/15/2007                                A$          750        $ 392
General Motors Acceptance Corp.
     4.633% due 03/25/2002 (d)                            EC       10,300        9,368
Homeside Mortgage Securities Trust
     3.950% due 01/20/2027 (d)                             $        2,420        2,417
Medallion Trust
     4.020% due 07/12/2031 (d)                                      4,232        4,238
Rams Mortgage Corporation Ltd.
     4.680% due 09/26/2032 (d)                            EC        1,518        1,381
Torrens Trust
     3.750% due 07/15/2031 (d)                             $        2,292        2,292
                                                                               -------
Total Australia                                                                 20,088
(Cost $20,809)                                                                 -------

AUSTRIA (e)(f) 0.1%

Republic of Austria
     5.500% due 01/15/2010 (i)                            EC        1,200        1,132
                                                                               -------
Total Austria                                                                    1,132
(Cost $1,041)                                                                  -------

BELGIUM (e)(f) 2.1%

Kingdom of Belgium
     9.000% due 03/28/2003                                EC            5            5
     6.750% due 11/21/2004 (d)                            BF      183,200        4,478
     7.500% due 07/29/2008 (i)                            EC       10,500       11,082
                                                                               -------
Total Belgium                                                                   15,565
(Cost $17,257)                                                                 -------

BRAZIL 0.7%

Republic of Brazil
     5.437% due 04/15/2006 (d)                             $        6,400        5,328
                                                                               -------
Total Brazil                                                                     5,328
(Cost $5,588)                                                                  -------

CANADA (e)(f) 8.4%

Beneficial Canada, Inc.
     6.350% due 04/01/2002                                C$        3,440        2,211
Commonwealth of Canada
     5.250% due 09/01/2003                                            640          418
     6.000% due 09/01/2005 (i)                                     52,500       35,114
     7.250% due 06/01/2007 (i)                                     34,500       24,490
     5.500% due 06/01/2010                                          1,800        1,158
                                                                               -------
Total Canada                                                                    63,391
(Cost $63,533)                                                                 -------

CAYMAN ISLANDS (e)(f) 1.7%

International Credit Recovery-Japan
     0.370% due 08/25/2005 (d)                            JY       71,996          604
     0.475% due 08/25/2005 (d)                                     50,000          418
     0.351% due 05/22/2006 (d)                                    378,827        3,178
MBNA Master Credit Card Trust
     4.486% due 05/19/2004 (d)                            EC        8,100        7,372
SHL Corp. Ltd.
     0.470% due 12/25/2024 (d)                            JY       47,201          396
     0.770% due 12/25/2024 (d)                                     76,000          638
                                                                               -------
Total Cayman Islands                                                            12,606
(Cost $13,850)                                                                 -------

DENMARK (e)(f) 0.9%

Nykredit
     6.000% due 10/01/2029                                DK       29,562        3,551
Unikredit Realkredit
     6.000% due 07/01/2029                                         26,729        3,210
                                                                               -------
Total Denmark                                                                    6,761
(Cost $6,223)                                                                  -------

EGYPT 0.3%

Republic of Egypt
     8.750% due 07/11/2011                                 $        2,300      $ 2,053
                                                                               -------
Total Egypt                                                                      2,053
(Cost $2,300)                                                                  -------

FRANCE (e)(f) 9.3%

Republic of France
     5.500% due 04/25/2007 (i)                            EC        7,890        7,590
     4.000% due 04/25/2009 (i)                                      8,250        7,170
     3.000% due 07/25/2009                                          3,166        2,803
     4.000% due 10/25/2009 (i)                                     46,070       39,788
     5.500% due 04/25/2010                                         13,960       13,295
                                                                               -------
Total France                                                                    70,646
(Cost $70,330)                                                                 -------

GERMANY (e)(f) 15.3%

Commerzbank AG
     5.204% due 10/25/2032 (d)                            EC        6,200        5,648
Depfa Pfandbriefbank
     4.750% due 07/15/2008                                          3,590        3,257
     5.750% due 03/04/2009                                          3,560        3,408
DT Hypothekenbank
     3.500% due 07/03/2006                                          7,000        6,131
Hypothekenbank in Essen AG
     5.500% due 02/20/2007                                          1,690        1,605
Landesbank Baden-Wuerttemberg AG
     5.500% due 04/02/2007                                          3,240        3,085
Landesbank Rheinland-Pfalz
     4.750% due 04/04/2008                                          5,330        4,851
Republic of Germany
     5.250% due 01/04/2008                                          4,830        4,600
     4.125% due 07/04/2008 (i)                                     21,500       19,185
     4.500% due 07/04/2009 (i)                                     17,500       15,759
     4.000% due 07/04/2009                                          1,600        1,395
     5.375% due 01/04/2010                                          2,790        2,652
     6.250% due 01/04/2024 (i)                                      1,880        1,858
     6.500% due 07/04/2027 (i)                                     20,800       21,234
     6.250% due 01/04/2030                                          1,700        1,695
     5.500% due 01/04/2031 (i)                                     14,100       12,742
Rheinische Hypothekenbank AG
     4.250% due 09/24/2008                                          5,280        4,637
WestDeutsche Landersbank
     4.750% due 09/28/2007                                          1,630        1,494
                                                                               -------
Total Germany                                                                  115,236
(Cost $112,522)                                                                -------

GREECE (e)(f) 0.2%

Hellenic Republic
     7.850% due 05/19/2003 (d)                            EC          293          270
     5.580% due 06/17/2003 (d)                                        315          293
     7.080% due 10/23/2003 (d)                                      1,103        1,038
                                                                               -------
Total Greece                                                                     1,601
(Cost $2,233)                                                                  -------

IRELAND (e)(f) 0.5%

Emerald Mortgages PLC
     4.557% due 04/30/2028 (d)                            EC        4,314        3,927
                                                                               -------
Total Ireland                                                                    3,927
(Cost $3,793)                                                                  -------

ITALY (e)(f) 14.0%

First Italian Auto Transaction
     4.690% due 07/01/2008 (d)                            EC       10,030        9,087
International Credit Recovery
     4.514% due 03/30/2010 (d)                                      1,800        1,639
Island Finance
     5.109% due 01/15/2015 (d)                                      2,532        2,311

138 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                             Principal
                                                                                Amount        Value
                                                                                (000s)       (000s)

Republic of Italy
     5.750% due 09/15/2002 (i)                                         EC       26,400     $ 24,536
     7.750% due 11/01/2006 (i)                                                   5,700        5,954
     4.500% due 05/01/2009 (i)                                                  64,110       57,217
     4.250% due 11/01/2009 (i)                                                   5,560        4,837
                                                                                           --------
Total Italy                                                                                 105,581
(Cost $104,353)                                                                            --------

MEXICO (e)(f) 0.9%

Bancomext Trust
     8.000% due 08/05/2003                                              $          390          400
Petroleos Mexicanos
     8.850% due 09/15/2007                                                       1,040        1,069
     9.375% due 12/02/2008                                                       1,290        1,348
United Mexican States
     8.750% due 05/30/2002                                             BP          960        1,420
    10.375% due 01/29/2003                                             DM        2,575        1,253
     4.000% due 03/11/2004                                             JY      130,000        1,128
                                                                                           --------
Total Mexico                                                                                  6,618
(Cost $6,816)                                                                              --------

NEW ZEALAND (e)(f) 0.8%

Commonwealth of New Zealand
     4.500% due 02/15/2016                                             N$       13,430        5,892
                                                                                           --------
Total New Zealand                                                                             5,892
(Cost $7,507)                                                                              --------

PANAMA 0.2%

Republic of Panama
     9.625% due 02/08/2011                                              $        1,600        1,598
                                                                                           --------
Total Panama                                                                                  1,598
(Cost $1,630)                                                                              --------

PERU 0.2%

Republic of Peru
     4.500% due 03/07/2017 (d)                                          $        2,100        1,478
                                                                                           --------
Total Peru                                                                                    1,478
(Cost $1,472)                                                                              --------

SOUTH KOREA (e)(f) 1.0%

Export-Import Bank Korea
     6.500% due 02/10/2002                                              $          800          807
KBC Bank Fund Trust IV
     8.220% due 11/29/2049                                             EC        2,800        2,784
Korea Development Bank
     1.875% due 02/13/2002                                             JY      466,000        3,917
                                                                                           --------
Total South Korea                                                                             7,508
(Cost $7,391)                                                                              --------

SPAIN (e)(f) 4.4%

Hipotebansa V. Hipotecaria
     4.755% due 01/18/2018 (d)                                         SP      587,964        3,222
     4.670% due 07/18/2022 (d)                                                 723,126        3,942
Kingdom of Spain
     5.150% due 07/30/2009 (i)                                         EC       28,430       26,385
                                                                                           --------
Total Spain                                                                                  33,549
(Cost $35,191)                                                                             --------

SUPRANATIONAL (e)(f) 2.1%

Eurofima
     4.750% due 07/07/2004 (i)                                         SK       60,900        5,680
European Investment Bank
     6.000% due 05/07/2003                                             BP        3,250        4,863
     8.000% due 06/10/2003                                                       3,250        5,026
                                                                                           --------
Total Supranational                                                                          15,569
(Cost $16,433)                                                                             --------

SWEDEN (e)(f) 0.3%

Kingdom of Sweden
     5.000% due 01/28/2009                                             SK       27,000      $ 2,502
                                                                                           --------
Total Sweden                                                                                  2,502
(Cost $2,673)                                                                              --------

UNITED KINGDOM (e)(f) 10.1%

Abbey National Treasury Service PLC
     5.250% due 01/21/2004                                             BP        2,670        3,936
Bauhaus Securities Ltd.
     5.099% due 10/30/2052 (d)                                         EC        6,000        5,455
British Telecom PLC
     4.445% due 12/15/2003 (d)                                          $       20,380       20,788
Core
     3.345% due 03/17/2009 (d)                                                   2,679        2,668
Haus Ltd.
     4.836% due 12/14/2037 (d)                                         EC        8,500        7,749
Holmes Financing PLC
     3.950% due 07/15/2017 (d)                                          $        5,540        5,541
     4.727% due 07/15/2040 (d)                                         EC        1,100        1,002
Lloyds TSB Capital
     7.375% due 02/07/2049                                                         500          485
Ocwen Mortgage Loans
     4.847% due 12/15/2031 (d)                                                   1,021          932
Royal Bank of Scotland Group PLC
     6.070% due 09/30/2031                                              $        4,500        4,549
United Kingdom Gilt
     7.500% due 12/07/2006                                             BP        4,800        7,889
     7.250% due 12/07/2007                                                       4,800        7,925
     5.750% due 12/07/2009 (i)                                                   4,690        7,264
                                                                                           --------
Total United Kingdom                                                                         76,183
(Cost $75,821)                                                                             --------

UNITED STATES (e)(f) 77.0%

Asset-Backed Securities 18.6%
Advanta Mortgage Loan Trust
     3.945% due 07/25/2026 (d)                                          $          176          176
AFC Home Equity Loan Trust
     2.881% due 03/25/2027 (d)                                                     561          561
     2.961% due 07/25/2030 (d)                                                   5,919        5,930
     2.941% due 01/25/2031 (d)                                                  11,247       11,225
Americredit Automobile Receivable Trust
     5.880% due 12/05/2003                                                         100          101
Amresco Residential Securities Mortgage Loan Trust
     4.050% due 06/25/2029 (d)                                                   7,988        8,010
Bank One Auto Grantor Trust
     6.290% due 07/20/2004                                                         192          194
Bayview Financial Acquisition Trust
     3.211% due 02/25/2029 (d)                                                     252          253
     4.182% due 11/25/2030 (d)                                                   9,400        9,435
Chase Funding Loan Acquisition Trust
     3.970% due 04/25/2031 (d)                                                  14,238       14,151
Conseco Finance
     3.857% due 10/15/2031 (d)                                                     831          835
CS First Boston Mortgage Securities Corp.
     3.747% due 12/15/2030 (d)                                                  12,279        7,666
     3.930% due 08/25/2031 (d)                                                     491          491
Delta Funding Home Equity Loan Trust
     7.380% due 12/15/2017                                                          71           72
EQCC Home Equity Loan Trust
     3.307% due 03/20/2030                                                         277          277
First Alliance Mortgage Loan Trust
     3.287% due 12/20/2027 (d)                                                     167          167
GMAC Mortgage Corp. Loan Trust
     3.696% due 11/18/2015 (d)                                                   3,320        3,325
Green Tree Floorplan Receivables Master Trust
     3.840% due 11/15/2004 (d)                                                   2,500        2,503

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 139

Foreign Bond Fund
September 30, 2001 (Unaudited)

                                                                       Principal
                                                                          Amount       Value
                                                                          (000s)      (000s)

Home Loan Trust
     5.074% due 01/25/2014                                        $        4,743     $ 4,791
Indymac Home Equity Loan Asset-Backed Trust
     6.200% due 06/25/2025                                                 4,068       4,118
Irwin Home Equity Loan Trust
     2.820% due 11/25/2011 (d)                                             7,730       7,730
Long Beach Mortgage Loan Trust
     3.860% due 01/21/2031 (d)                                             6,680       6,689
     2.863% due 09/25/2031 (d)                                               800         800
MLCC Mortgage Investors, Inc.
     3.867% due 03/15/2025 (d)                                             2,979       2,990
Nissan Auto Receivables Grantor Trust
     5.450% due 04/15/2004                                                   639         642
Provident Bank Equipment Lease Trust
     3.880% due 11/25/2011 (d)                                             1,326       1,320
Providian Gateway Master Trust
     3.707% due 03/15/2007 (d)                                            13,300      13,347
Providian Home Equity Loan Trust
     3.870% due 06/25/2025 (d)                                             2,513       2,517
PSB Lending Home Loan Owner Trust
     6.830% due 05/20/2018                                                    33          33
Residential Asset Securities Corp.
     3.806% due 09/25/2031 (d)                                             5,500       5,500
     2.901% due 01/25/2032 (d)                                             9,116       9,128
Salomon Brothers Mortgage Securities VII
     3.907% due 11/15/2029 (d)                                             1,712           0
     3.001% due 02/25/2030 (d)                                            13,277       5,921
     2.921% due 02/25/2031 (d)                                             3,853       3,851
United Panama Mortgage Loan
     3.111% due 10/25/2029 (d)                                             5,601       5,606
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                                   283         285
                                                                                    --------
                                                                                     140,640
                                                                                    --------
Convertible Bonds & Notes 0.3%
Axa
     2.500% due 01/01/2014                                       EC          835         684
Finmeccanica SpA
     2.000% due 06/08/2005                                                   544         489
Hellenic Finance
     2.000% due 07/15/2003                                                 1,600       1,459
                                                                                    --------
                                                                                       2,632
                                                                                    --------
Corporate Bonds & Notes 14.3%
Abbey National Capital Trust I
     8.963% due 12/29/2049                                        $        2,000       2,261
Allegheny Energy Supply
     5.113% due 05/01/2002 (d)                                             2,900       2,904
Bear Stearns Co., Inc.
     4.060% due 03/28/2003 (d)                                             2,670       2,669
Beckman Coulter, Inc.
     7.100% due 03/04/2003                                                   344         352
Capital One Bank
     4.415% due 07/28/2003 (d)                                            12,000      11,867
CIT Group, Inc.
     4.270% due 04/07/2003 (d)                                               138         138
DaimlerChrysler North America Holding Corp.
     3.797% due 08/23/2002 (d)                                             3,900       3,902
DQE Capital Corp.
     4.270% due 01/15/2002 (d)                                               800         801
Finova Group, Inc.
     7.500% due 11/15/2009                                                 1,710         671
Ford Motor Credit Co.
     3.255% due 06/20/2003 (d)                                             5,200       5,138
     1.000% due 12/22/2003                                       JY      107,000         904
     4.110% due 07/19/2004 (d)                                    $        2,800       2,751
     1.200% due 02/07/2005                                       JY      619,000       5,238
General Electric Finance Assurance
     1.600% due 06/20/2011                                               520,000       4,285
General Motors Acceptance Corp.
     3.661% due 08/18/2003 (d)                                    $        4,790       4,719
General Motors Corp.
     1.250% due 12/20/2004                                       JY      208,000       1,770
Goldman Sachs Group, Inc.
     3.790% due 12/07/2001 (d)                                    $        8,000       8,016
International Game Technology
     7.875% due 05/15/2004                                                 1,600       1,608
J.P. Morgan & Co., Inc.
     8.381% due 02/15/2012 (d)                                    $        4,670     $ 4,555
Jones Intercable, Inc.
     8.875% due 04/01/2007                                                   427         466
MGM Mirage, Inc.
     6.950% due 02/01/2005                                                   180         182
Morgan Stanley, Dean Witter & Co.
     3.830% due 01/28/2002 (d)                                             7,300       7,309
NeHi, Inc.
     7.600% due 06/09/2003 (d)                                             2,000       2,010
Pfizer, Inc.
     0.800% due 03/18/2008                                       JY      637,000       5,344
Protective Life Funding Trust
     4.110% due 01/17/2003 (d)                                    $        1,200       1,204
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002                                                13,564      13,634
     3.815% due 02/11/2003 (d)                                               400         401
Sprint Capital Corp.
     5.875% due 05/01/2004                                                   690         706
Texas Utilities Corp.
     3.715% due 12/20/2002 (d)                                             1,500       1,502
Williams Cos., Inc.
     4.070% due 11/15/2001 (d)                                             7,600       7,610
WorldCom, Inc.
     7.375% due 01/15/2003                                                 3,100       3,208
                                                                                    --------
                                                                                     108,125
                                                                                    --------
Mortgage-Backed Securities 19.3%
Bank of America Mortgage Securities, Inc.
     6.500% due 05/25/2029                                                   283         281
Bear Stearns Adjustable Rate Mortgage Trust
     5.920% due 02/25/2031 (d)                                             6,800       6,883
     7.007% due 02/25/2031 (d)                                             3,757       3,776
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                                                 1,406       1,429
Citicorp Mortgage Securities, Inc.
     6.500% due 07/25/2028                                                 1,227       1,235
     6.500% due 03/25/2029                                                   140         142
Crusade Global Trust
     3.900% due 05/15/2021 (d)                                            10,680      10,712
Fannie Mae
     6.527% due 07/01/2021 (d)                                               457         471
     8.374% due 11/01/2022 (d)                                               411         423
     8.209% due 01/01/2023 (d)                                               839         865
     7.040% due 08/01/2023 (d)                                               816         840
     6.768% due 12/01/2030 (d)                                             3,487       3,632
Freddie Mac
     6.000% due 03/15/2008                                                   244         244
     5.750% due 09/15/2010                                       EC        1,600       1,521
     5.000% due 01/15/2012                                                 1,700       1,538
     9.050% due 06/15/2019                                        $           44          47
     6.595% due 06/01/2022 (d)                                               964         968
     8.146% due 08/01/2022 (d)                                               336         347
General Electric Capital Mortgage Services, Inc.
     6.250% due 07/25/2029                                                   500         514
Government National Mortgage Association
     7.625% due 11/20/2021 (d)                                               379         392
     7.375% due 05/20/2022 (d)                                                38          38
     7.750% due 07/20/2022 (d)                                               387         399
     7.750% due 09/20/2022 (d)                                               243         251
     6.375% due 05/20/2023 (d)                                               416         427
     7.750% due 07/20/2023 (d)                                               396         408
     7.750% due 07/20/2023 (d)                                               197         203
     7.750% due 08/20/2023 (d)                                               178         184
     7.750% due 09/20/2023 (d)                                             1,060       1,093
     7.750% due 09/20/2023 (d)                                               469         484
     7.625% due 10/20/2023 (d)                                             1,938       2,004
     7.625% due 10/20/2024 (d)                                               162         167
     6.375% due 04/20/2025 (d)                                               126         129
     7.750% due 07/20/2025 (d)                                             2,360       2,433
     7.750% due 09/20/2025 (d)                                               488         503
     7.625% due 12/20/2025 (d)                                               199         206
     6.375% due 05/20/2026 (d)                                             1,148       1,174

140 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                 Principal
                                                                                   Amount          Value
                                                                                   (000s)          (000s)

     7.750% due 09/20/2026 (d)                                               $       382      $      394
     6.375% due 04/20/2027 (d)                                                       981           1,003
     7.750% due 08/20/2027 (d)                                                     1,270           1,309
     6.375% due 04/20/2028 (d)                                                       801             817
     6.000% due 10/15/2028-05/20/2030 (d)(g)                                      19,920          11,335
     5.250% due 04/20/2030-05/20/2030 (d)(g)                                      14,207          10,701
     6.500% due 10/22/2031 (d)                                                    43,060          44,055
     8.500% due 10/22/2031 (d)                                                     2,000           2,123
Prudential Home Mortgage Securities
     6.800% due 05/25/2024                                                           493             517
Residential Funding Mortgage Securities, Inc.
     6.500% due 05/25/2029                                                         1,361           1,308
     4.430% due 05/12/2032 (d)                                                     9,450           9,465
Small Business Investment Cos.
     6.640% due 02/10/2011                                                         4,400           4,590
     6.334% due 08/10/2011                                                         6,000           6,150
Structured Asset Mortgage Investments, Inc.
     6.576% due 06/25/2029 (d)                                                     2,738           2,814
Washington Mutual, Inc.
     6.818% due 12/25/2040 (d)                                                     2,966           2,976
                                                                                                 -------
                                                                                                 145,920
                                                                                                 -------
Municipal Bonds & Notes 0.1%
Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 20
     7.180% due 01/01/2037 (d)                                                       500             463
                                                                                                 -------
U.S. Government Agencies 4.7%
Fannie Mae
     5.375% due 03/08/2004                                                        10,100          10,228
Federal Home Loan Bank
     7.535% due 02/15/2002 (d)                                                    14,000          14,067
     5.665% due 03/22/2006                                                         3,200           3,383
     5.660% due 04/26/2006                                                         1,200           1,269
     5.375% due 05/15/2006                                                         6,200           6,481
                                                                                                 -------
                                                                                                  35,428
                                                                                                 -------
U.S. Treasury Obligations 18.8%
Treasury Inflation Protected Securities (h)
     3.625% due 07/15/2002 (b)                                                     5,209           5,300
     3.875% due 01/15/2009                                                         2,381           2,505
     3.625% due 04/15/2028                                                         4,829           4,960
     3.875% due 04/15/2029                                                           216             233
U.S. Treasury Bonds
     6.250% due 08/15/2023                                                         8,700           9,547
     6.250% due 05/15/2030                                                         4,500           4,992
U.S. Treasury Notes
     5.625% due 05/15/2008                                                        50,700          54,688
     6.000% due 08/15/2009                                                        54,300          59,817
                                                                                                 -------
                                                                                                 142,042
                                                                                                 -------
                                                                                  Shares

Preferred Security 0.9%
DG Funding Trust
     5.960% due 12/29/2049 (d)                                                       640           6,592
                                                                                                 -------
Total United States                                                                              581,842
(Cost $578,482)                                                                                  -------

PURCHASED CALL OPTIONS 0.4%

Eurodollar December Futures (CME)
     Strike @ 96.250 Exp. 12/16/2002                                         $   595,000             662
Interest Rate Swap (OTC)
     4.750% due 05/01/2004
     Strike @ 4.750 Exp. 04/29/2002                                              127,900           2,128
U.S. Treasury Note (OTC)
     5.625% due 05/15/2008
     Strike @ 113.750 Exp. 11/01/2001                                             51,000               0
                                                                                                 -------
Total Purchased Call Options                                                                       2,790
(Cost $1,357)                                                                                    -------

PURCHASED PUT OPTIONS 0.8%

Eurodollar December Futures (CME)
     Strike @ 92.500 Exp. 12/17/2001                                         $    80,000      $       10
Eurodollar December Futures (CME)
     Strike @ 93.500 Exp. 12/17/2001                                             173,000               4
Interest Rate Swap (OTC)
     7.500% due 05/01/2031
     Strike @ 7.500 Exp. 04/29/2002                                               11,200              32
Japanese Government Bond (OTC)
     6.000% due 12/31/2001
     Strike @ 129.000 Exp. 12/03/2001                                          2,000,000               2
U.S. Treasury Note (OTC)
     6.000% due 08/15/2009
     Strike @ 116.470 Exp. 10/01/2001                                             88,300           5,800
                                                                                              ----------
Total Purchased Put Options                                                                        5,848
(Cost $11,548)                                                                                ----------

SHORT-TERM INSTRUMENTS 11.9%

Commercial Paper 11.4%
Abbey National North America
     2.550% due 10/24/2001-10/29/2001 (g)                                         19,000           9,774
American Electric Power, Inc.
     4.260% due 02/13/2002                                                         5,310           5,260
CBA (de) Finance
     3.560% due 10/26/2001                                                        34,000          33,915
     3.530% due 10/29/2001                                                         5,000           4,986
Fannie Mae
     2.450% due 11/01/2001                                                           700             698
General Electric Capital Corp.
     3.550% due 10/02/2001                                                         5,500           5,498
     3.670% due 12/26/2001                                                         1,600           1,590
     3.650% due 12/27/2001                                                        15,000          14,906
General Motors Acceptance Corp.
     3.550% due 11/21/2001                                                         2,200           2,189
Swedbank, Inc.
     3.570% due 11/20/2001                                                         1,700           1,692
UBS Finance, Inc.
     3.240% due 11/19/2001                                                         2,000           1,991
     3.550% due 12/19/2001                                                         3,300           3,281
                                                                                                --------
                                                                                                  85,780
                                                                                                --------
Repurchase Agreement 0.0%
State Street Bank
     2.600% due 10/01/2001                                                           137             137
     (Dated 09/28/2001. Collateralized by Federal Home
     Loan Bank 3.970% due 09/26/2003 valued at $141.
     Repurchase proceeds are $137.)

U.S. Treasury Bills 0.5%
     2.600% due 10/18/2001 (b)(g)                                                  4,150           4,145
                                                                                                --------

Total Short-Term Instruments                                                                      90,062
(Cost $89,978)                                                                                  --------

Total Investments (a) 166.3%                                                                  $1,255,354
(Cost $1,260,131)

Written Options (c) (0.4%)                                                                        (2,854)
(Premiums $2,279)

Other Assets and Liabilities (Net) (65.9%)                                                      (497,491)
                                                                                                --------

Net Assets 100.0%                                                                               $755,009
                                                                                                --------

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 141

Foreign Bond Fund
September 30, 2001 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                         $ 15,185

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (19,962)
                                                                       --------

Unrealized depreciation-net                                            $ (4,777)
                                                                       --------


(b) Securities with an aggregate market value of $9,145 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                            Unrealized
                                                           # of          Appreciation/
Type                                                       Contracts     (Depreciation)
---------------------------------------------------------------------------------------
EuroBond 10 Year Note (12/2001)                                  119      $        28
Government of Japan 10 Year Note (12/2001)                       174             (980)
                                                                          -----------
                                                                          $      (952)
                                                                          -----------

(c) Premiums received on written options:

                                                                            # of
Type                                                                   Contracts      Premium       Value
----------------------------------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
     Strike @ 95.000 Exp. 12/17/2001                                          88     $     31     $     1

Call - CBOT U.S. Treasury Note December Futures
     Strike @ 108.000 Exp. 11/24/2001                                        555          353         954

Put - CME Eurodollar December Futures
     Strike @ 95.500 12/17/2001                                              266           98           2

Put - CME Eurodollar December Futures
     Strike @ 95.250 12/17/2001                                              619          250           4

Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 5.900 Exp. 04/29/2002                                    5,700,000          129         263

Call - CME Eurodollar June Futures
     Strike @ 97.250 Exp. 06/17/2002                                         595          447         394

Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 5.900 Exp. 04/29/2002                                   26,500,000          609       1,222

Put - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 7.500 Exp. 04/29/2002                                   16,000,000          362          14
                                                                                      -------------------
                                                                                      $ 2,279     $ 2,854
                                                                                      -------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:


                              Principal
                                 Amount                         Unrealized
                             Covered by     Settlement       Appreciation/
Type           Currency        Contract          Month      (Depreciation)
--------------------------------------------------------------------------
Sell                 A$             984        10/2001                $ 34
Sell                 BP          24,219        10/2001                   7
Sell                 C$           7,582        10/2001                  46
Sell                 DK          57,839        12/2001                  96
Buy                  EC          10,301        10/2001                (86)
Sell                            156,398        10/2001                 881
Buy                  H$          33,776        11/2001                 (1)
Buy                  JY         231,000        10/2001                  27
Sell                          5,390,597        10/2001               (348)
Sell                 N$          14,985        10/2001                 476
Buy                  SF          20,702        11/2001               (370)
Sell                             46,561        11/2001                 286
Buy                  SK           8,900        10/2001                (30)
Sell                             44,746        10/2001                 125
                                                                   -------
                                                                   $ 1,143
                                                                   -------

(f) Principal amount denoted in indicated currency:

     A$ - Australian Dollar
     BF - Belgium Franc
     BP - British Pound
     C$ - Canadian Dollar
     DK - Danish Krone
     EC - Euro
     DM - German Mark
     H$ - Hong Kong Dollar
     JY - Japanese Yen
     N$ - New Zealand Dollar
     SP - Spanish Peseta
     SF - Swiss Franc
     SK - Swedish Krona

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Swap agreements outstanding at September 30, 2001:


                                                                                                  Unrealized
                                                                                 Notional      Appreciation/
Type                                                                              Amount       (Depreciation)
-------------------------------------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and
pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                                         JY      6,290,000        $       (70)

Receive a fixed rate equal to 6.949% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                                         BP          4,500                236

Receive floating rate based on 3-Month H$-HIBOR and pay a fixed rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                                                         H$        293,000             (3,956)

Receive floating rate based on 3-Month H$-HIBOR and pay a fixed rate equal to 5.729%.

Broker: Goldman Sachs
Exp. 06/01/2006                                                                   101,600               (745)

142 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes


Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.515%.

Broker: J.P. Morgan Chase & Co.
Exp. 05/10/2002                                                                  C$        24,330    $  (317)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                                                  JY     1,776,000       (997)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2016                                                                  EC        47,500       (108)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                                                            46,760       (250)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2031                                                                            14,100       (235)

Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                                                   $        37,200      3,573

Receive floating rate based on 3-Month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                                                  H$       419,000     (3,339)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                                                   $        53,700      2,896

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                                                             9,500        402

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                                                  H$        73,800       (478)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers
Exp. 03/15/2016                                                                  BP        30,200         78

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                                                           145,900        704

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                                                  BP        25,900     $  (28)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                                                            11,000        167

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley Dean Witter
Exp. 09/15/2002                                                                            11,000       (120)

Receive a fixed rate equal to 5.250%
and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2003                                                                            53,370        481

Receive a fixed rate equal to 5.640%
and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/05/2006                                                                   $        13,030        648

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                                                           152,400      8,146

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                                                            16,800        916

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                                                             6,600        373

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2011                                                                            38,400     (1,960)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2031                                                                  EC         4,000        (76)

Pay total return on Lehman Intermediate Government Index and receive floating rate based on 1-month LIBOR less 0.250%.

Broker: Lehman Brothers
Exp. 10/01/2002                                                                   $        34,400       (201)

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                                                             5,300          1

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 143

Foreign Bond Fund
September 30, 2001 (Unaudited)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                          $    5,000   $        0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                               6,700            0
                                                                      ----------
                                                                      $    5,741
                                                                      ----------

                                                                      Fixed                       Unrealized
                                                                     Spread      Notional      Appreciation/
Type                                                                    (%)        Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------
Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the
5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001                                                       0.787      $110,400          $     182

Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001                                                       0.675        19,500               (603)

Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001                                                       0.896        61,000                325
                                                                                                  ----------
                                                                                                  $      (96)
                                                                                                  ----------

(k) Short sales open at September 30, 2001 were as follows:

                                Coupon
Type                               (%)          Maturity         Par         Value     Proceeds
-----------------------------------------------------------------------------------------------
U.S. Treasury Note               6.000        08/15/2009      54,300       $59,818      $57,463
U.S. Treasury Note               5.625        05/15/2008      50,700        54,689       52,847
Republic of Argentina            1.000        03/31/2005       6,328         4,458        4,206
U.S. Treasury Bonds              6.250        05/15/2030       4,500         4,993        4,955
                                                                          ---------------------
                                                                          $123,958     $119,471
                                                                          ---------------------

144 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Global Bond Fund
September 30, 2001 (Unaudited)

                                                                            Principal
                                                                               Amount         Value
                                                                               (000s)        (000s)
AUSTRALIA (i)(j) 2.0%

General Motors Acceptance Corp.
    4.633% due 03/25/2002 (d)                                        EC         1,000   $       909
Medallion Trust
    4.020% due 07/12/2031 (d)                                                 $ 2,367         2,370
Rams Mortgage Corporation Ltd.
    3.910% due 09/26/2032 (d)                                        EC           484           441
Superannuation Members Home Loans Global Fund
    3.410% due 06/15/2026 (d)                                                 $ 1,600         1,602
Torrens Trust
    3.750% due 07/15/2031 (d)                                                   1,146         1,146
                                                                                        -------------
Total Australia                                                                               6,468
(Cost $6,525)                                                                           -------------

AUSTRIA (i)(j) 0.2%

Republic of Austria
    5.500% due 01/15/2010                                            EC           600           567
                                                                                        -------------
Total Austria                                                                                   567
(Cost $520)                                                                             -------------

BELGIUM (i)(j) 1.0%

Kingdom of Belgium
    5.100% due 11/21/2004 (d)                                        BF        95,900         2,345
    7.500% due 07/29/2008 (f)                                        EC           900           950
                                                                                        -------------
Total Belgium                                                                                 3,295
(Cost $4,111)                                                                           -------------

BRAZIL 1.0%

Republic of Brazil
    5.437% due 04/15/2006 (d)(f)                                      $         3,896         3,244
                                                                                        -------------
Total Brazil                                                                                  3,244
(Cost $3,546)                                                                           -------------

CANADA (i)(j) 7.8%

Beneficial Canada, Inc.
    6.350% due 04/01/2002                                            C$         1,460           938
Commonwealth of Canada
    6.000% due 09/01/2005 (d)                                                  16,000        10,704
    7.000% due 12/01/2006 (d)                                                   7,900         5,520
    7.250% due 06/01/2007 (d)                                                  11,000         7,808
    5.500% due 06/01/2010                                                       1,100           708
                                                                                        -------------
Total Canada                                                                                 25,678
(Cost $25,861)                                                                          -------------

CAYMAN ISLANDS (i)(j) 2.3%

Geldilux Ltd.
    4.610% due 02/12/2002                                            EC         3,500         3,188
International Credit Recovery-Japan
    0.370% due 08/25/2005 (d)                                        JY        34,433           289
    0.470% due 08/25/2005 (d)                                                  20,000           167
    0.821% due 05/10/2006 (d)                                                 300,000         2,517
SHL Corp. Ltd.
    0.461% due 12/25/2024 (d)                                                  61,271           514
    0.761% due 12/25/2024 (d)                                                 103,000           864
                                                                                        -------------
Total Cayman Islands                                                                          7,539
(Cost $7,334)                                                                           -------------

DENMARK (i)(j) 0.7%

Nykredit
    6.000% due 10/01/2029                                            DK        14,811         1,779
Unikredit Realkredit
    6.000% due 07/01/2029                                                       3,462           416
                                                                                        -------------
Total Denmark                                                                                 2,195
(Cost $1,993)                                                                           -------------

EGYPT 0.4%

Republic of Egypt
    8.750% due 07/11/2011                                                       1,500         1,339
                                                                                        -------------
Total Egypt                                                                                   1,339
(Cost $1,500)                                                                           -------------

FRANCE (i)(j) 12.4%

France Telecom
    5.148% due 03/14/2003 (d)                                             $       600           603
Republic of France
    5.500% due 04/25/2007                                                EC     6,170         5,935
    4.000% due 04/25/2009 (f)                                                   2,260         1,964
    3.000% due 07/25/2009 (e)                                                   1,896         1,679
    4.000% due 10/25/2009 (f)                                                  16,080        13,887
    5.500% due 04/25/2010                                                      17,860        17,009
                                                                                        -------------
Total France                                                                                 41,077
(Cost $38,983)                                                                          -------------

GERMANY (i)(j) 7.9%

Commerzbank AG
    4.924% due 10/25/2032 (d)                                            EC     3,700         3,372
Depfa Pfandbriefbank
    4.750% due 07/15/2008                                                         860           780
    5.750% due 03/04/2009 (f)                                                     860           823
DT Hypothekenbank
    3.500% due 07/03/2006                                                       4,000         3,503
Hypothekenbank in Essen AG
    5.500% due 02/20/2007 (f)                                                   1,350         1,282
Landesbank Baden-Wuerttemberg AG
    5.500% due 04/02/2007                                                       1,720         1,638
Landesbank Rheinland Pfalz
    4.750% due 04/04/2008 (f)                                                   2,130         1,938
Republic of Germany
    4.000% due 07/04/2009 (f)                                                     900           785
    5.375% due 01/04/2010                                                         500           475
    6.500% due 07/04/2027 (f)                                                   1,830         1,868
    6.250% due 01/04/2030 (f)                                                     900           897
    5.500% due 01/04/2031 (f)                                                   7,200         6,506
Rheinische Hypothekenbank AG
    4.250% due 09/24/2008                                                       1,750         1,537
WestDeutsche Landersbank
    4.750% due 09/28/2007                                                         860           788
                                                                                        -------------
Total Germany                                                                                26,192
(Cost $25,308)                                                                          -------------

GREECE (i)(j) 0.7%

Hellenic Republic
    7.850% due 05/19/2003 (d)                                            EC       440           405
    7.890% due 06/17/2003 (d)                                                     346           322
    7.080% due 10/23/2003 (d)                                                   1,595         1,500
                                                                                        -------------
Total Greece                                                                                  2,227
(Cost $2,803)                                                                           -------------

IRELAND (i)(j) 0.9%

Diageo Enterprises PLC
    3.829% due 12/19/2002 (d)                                            EC     3,100         2,820
                                                                                        -------------
Total Ireland                                                                                 2,820
(Cost $2,634)                                                                           -------------

ITALY (i)(j) 12.4%

First Italian Auto Transaction
    4.598% due 07/01/2008 (d)                                            EC     4,600         4,168
    4.762% due 07/01/2010 (d)                                                   3,200         2,911
International Credit Recovery
    4.514% due 03/30/2010 (d)                                                     800           729
Island Finance
    5.109% due 01/15/2015 (d)                                                   1,484         1,355

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 145

Global Bond Fund
September 30, 2001 (Unaudited)

                                                                             Principal
                                                                                Amount          Value
                                                                                (000s)         (000s)
Republic of Italy
    5.750% due 09/15/2002 (f)                                           $        7,200   $      6,692
    4.750% due 07/01/2005                                                        6,690          6,240
    7.750% due 11/01/2006 (f)                                                    3,100          3,238
    4.500% due 05/01/2009 (f)                                                   13,100         11,692
    4.250% due 11/01/2009 (f)                                                    2,470          2,149
    5.500% due 11/01/2010 (f)                                                    2,350          2,212
                                                                                         -------------
Total Italy                                                                                    41,386
(Cost $40,143)                                                                           -------------

MEXICO (i)(j) 1.2%

Bancomext Trust
    8.000% due 08/05/2003                                               $          180            185
Petroleos Mexicanos
    8.850% due 09/15/2007                                                          480            493
    9.375% due 12/02/2008                                                          650            679
United Mexican States
    8.750% due 05/30/2002                                              BP          150            222
   10.375% due 01/29/2003                                              DM        3,654          1,778
    4.000% due 03/11/2004                                              JY       73,000            634
                                                                                         -------------
Total Mexico                                                                                    3,991
(Cost $4,278)                                                                            -------------

NEW ZEALAND (i)(j) 1.7%

Commonwealth of New Zealand
    5.500% due 04/15/2003                                              N$        1,900            777
    4.500% due 02/15/2016                                                       11,421          5,010
                                                                                         -------------
Total New Zealand                                                                               5,787
(Cost $7,018)                                                                            -------------

PERU 0.4%

Republic of Peru
    4.500% due 03/07/2017 (d)                                           $        1,700          1,196
                                                                                         -------------
Total Peru                                                                                      1,196
(Cost $1,197)                                                                            -------------

SOUTH KOREA (i)(j) 1.3%

Export-Import Bank Korea
    6.500% due 02/10/2002                                               $          500            505
KBC Bank Fund Trust IV
    8.220% due 11/29/2049                                              EC          500            497
Korea Development Bank
    1.875% due 02/13/2002                                              JY      380,000          3,194
                                                                                         -------------
Total South Korea                                                                               4,196
(Cost $4,203)                                                                            -------------

SPAIN (i)(j) 4.9%

Hipotebansa V. Hipotecaria
    4.660% due 01/18/2018 (d)                                          SP      648,793          3,556
Kingdom of Spain
    4.950% due 07/30/2005 (f)                                          EC        6,480          6,074
    5.150% due 07/30/2009 (f)                                                    6,140          5,698
    4.000% due 01/31/2010 (f)                                                      980            834
                                                                                         -------------
Total Spain                                                                                    16,162
(Cost $15,659)                                                                           -------------

SUPRANATIONAL (i)(j) 1.7%

Asian Development Bank
    5.375% due 09/15/2003                                              A$        2,300          1,154
Eurofima
    4.750% due 07/07/2004                                              SK        4,700            438
European Investment Bank
    6.000% due 05/07/2003                                              BP        1,600          2,394
    8.000% due 06/10/2003 (d)                                                    1,000          1,546
                                                                                         -------------
Total Supranational                                                                             5,532
(Cost $5,788)                                                                            -------------

SWEDEN (i)(j) 0.6%

Kingdom of Sweden
    5.000% due 01/28/2009                                              SK       20,200   $      1,872
                                                                                         -------------
Total Sweden                                                                                    1,872
(Cost $2,003)                                                                            -------------

UNITED KINGDOM (i)(j) 11.4%

Abbey National Treasury Service PLC
    7.625% due 12/30/2002                                              BP          250            379
    5.250% due 01/21/2004                                                          150            221
Bauhaus Securities Ltd.
    4.784% due 10/30/2052 (d)                                          EC        5,500          5,000
BG Transco Holdings PLC
    7.057% due 12/14/2009 (d)                                          BP        1,060          1,552
British Telecom PLC
    4.445% due 12/15/2003 (d)                                           $        2,600          2,652
Core
    3.345% due 03/17/2009 (d)                                                      263            262
    4.597% due 01/16/2006 (d)                                          DM        2,516          1,159
Haus Ltd.
    4.424% due 12/10/2015 (d)                                          EC          241            219
    4.824% due 12/14/2037 (d)                                                    4,200          3,829
Holmes Financing PLC
    3.950% due 07/15/2017 (d)                                           $        3,200          3,201
    4.727% due 07/15/2040 (d)                                          EC        3,100          2,822
    4.365% due 12/15/2025 (d)                                                    2,681          2,440
Lloyds TSB Bank PLC
    5.625% due 07/15/2049 (d)                                                    2,410          2,099
Ocwen Mortgage Loans
    4.847% due 12/15/2031 (d)                                                    1,106          1,010
RMAC PLC
    4.951% due 12/09/2032 (d)                                          BP        1,459          2,144
Royal Bank of Scotland Group PLC
    7.648% due 09/30/2031                                               $        2,000          2,022
United Kingdom Gilt
    7.500% due 12/07/2006 (f)                                          BP        1,850          3,041
    7.250% due 12/07/2007 (f)                                                    1,850          3,054
Vodafone Group PLC
    3.986% due 12/19/2001 (d)                                                      500            501
Westlb Finance Curacao NV
    8.500% due 06/02/2003                                                          110            170
                                                                                         -------------
Total United Kingdom                                                                           37,777
(Cost $37,750)                                                                           -------------

UNITED STATES (i)(j) 83.5%

Asset-Backed Securities 14.3%
AFC Home Equity Loan Trust
    2.971% due 12/22/2027 (d)                                           $          533            522
    2.961% due 07/25/2030 (d)                                                    3,055          3,061
    2.941% due 01/25/2031 (d)                                                    2,616          2,611
Americredit Automobile Receivable Trust
    5.880% due 12/05/2003                                                          100            101
Amresco Residential Securities Mortgage Loan Trust
    4.262% due 06/25/2029 (d)                                                    1,943          1,948
Argentina Funding Corp.
    3.317% due 05/20/2003 (d)                                                      300            300
Auto Asset-Backed Securities Compartiment
    4.599% due 10/28/2011                                                        3,000          2,730
Bank One Auto Grantor Trust
    6.290% due 07/20/2004                                                           96             97
Bayview Financial Acquisition Trust
    3.970% due 11/25/2030 (d)                                                    3,200          3,212
Chase Funding Loan Acquisition Trust
    3.980% due 04/25/2031 (d)                                                    4,000          3,976
Conseco Finance
    3.857% due 10/15/2031 (d)                                                      640            642
CS First Boston Mortgage Securities Corp.
    3.747% due 12/15/2030 (d)                                                    2,552          2,555
GMAC Mortgage Corp. Loan Trust
    5.000% due 01/18/2005                                              EC          800            709
    3.696% due 11/18/2015 (d)                                           $          934            935

146 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                       Principal
                                                                          Amount          Value
                                                                          (000s)         (000s)
Home Loan Trust
    5.074% due 01/25/2014                                         $        2,237   $      2,260
Indymac Home Equity Loan Asset-Backed Trust
    6.200% due 06/25/2025                                                  1,617          1,637
Irwin Home Equity Loan Trust
    2.820% due 11/25/2011 (d)                                              3,300          3,300
Marriott Vacation Club Owner Trust
    3.407% due 09/20/2017 (d)                                              2,434          2,412
Nissan Auto Receivables Grantor Trust
    5.450% due 04/15/2004                                                    291            292
Novastar Home Equity Loan
    2.936% due 04/25/2028 (d)                                              2,043          2,043
    2.841% due 08/25/2028 (d)                                                917            918
Provident Bank Equipment Lease Trust
    3.880% due 11/25/2011 (d)                                                663            660
Provident Bank Home Equity Loan Trust
    2.881% due 04/25/2029 (d)                                                423            421
Providian Gateway Master Trust
    3.707% due 03/15/2007 (d)                                              3,000          3,011
Providian Home Equity Loan Trust
    3.870% due 06/25/2025 (d)                                                250            251
PSB Lending Home Loan Owner Trust
    6.830% due 05/20/2018                                                     15             15
Residential Asset Securities Corp.
    3.806% due 09/25/2031 (d)                                              3,300          3,300
SallieMae
    4.173% due 10/25/2004 (d)                                                 47             47
Salomon Brothers Mortgage Securities VII
    3.840% due 02/25/2031 (d)                                              1,957          1,956
Sand Trust
    3.860% due 08/25/2032 (d)                                              1,300          1,300
USAA Auto Loan Grantor Trust
    5.800% due 01/15/2005                                                    168            169
                                                                                   --------------
                                                                                         47,391
                                                                                   --------------
Convertible Bonds & Notes 0.7%
Axa
    2.500% due 01/01/2014                                        EC          405            331
Finmeccanica SpA
    2.000% due 06/08/2005                                                  1,538          1,382
Hellenic Finance
    2.000% due 07/15/2003                                                    500            456
                                                                                   --------------
                                                                                          2,169
                                                                                   --------------
Corporate Bonds & Notes 12.8%
Abbey National Capital Trust I
    8.963% due 12/29/2049                                         $        1,000          1,130
Allegheny Energy Supply
    4.478% due 05/01/2002 (d)                                              1,400          1,402
Associates Corp. of North America
    4.496% due 06/30/2003 (d)                                    EC          800            731
Bear Stearns Co., Inc.
    4.060% due 03/28/2003 (d)                                     $        1,390          1,389
Beckman Coulter, Inc.
    7.100% due 03/04/2003                                                    138            141
Capital One Bank
    4.415% due 07/28/2003 (d)                                                500            494
CIT Group, Inc.
    4.270% due 04/07/2003 (d)                                                500            502
DaimlerChrysler North America Holding Corp.
    3.797% due 08/23/2002 (d)                                                960            960
DQE Capital Corp.
    4.270% due 01/15/2002 (d)                                                400            400
Finova Group, Inc.
    7.500% due 11/15/2009                                                    906            356
Ford Motor Credit Co.
    1.000% due 12/22/2003                                        JY       55,000            465
    4.110% due 07/19/2004 (d)                                     $          300            295
    1.200% due 02/07/2005                                        JY      326,000          2,759
    4.200% due 07/18/2005 (d)                                     $        2,400          2,342
General Motors Acceptance Corp.
    9.000% due 10/15/2002                                                  1,140          1,197
    5.096% due 04/05/2004 (d)                                              1,200          1,176
    6.875% due 09/09/2004                                        BP          730          1,111
    5.500% due 02/02/2005                                        EC        2,500          2,289
    7.430% due 12/01/2021                                         $          245            247
Household Finance Corp.
    4.025% due 08/06/2002 (d)                                                850            853
International Game Technology
    7.875% due 05/15/2004                                                    700            704
J.P. Morgan & Co., Inc.
    8.381% due 02/15/2012 (d)                                                760            741
Jones Intercable, Inc.
    8.875% due 04/01/2007                                                    164            179
Lehman Brothers Holdings, Inc.
    4.570% due 07/15/2002 (d)                                                500            502
Merrill Lynch & Co.
    3.847% due 05/21/2004 (d)                                                700            701
MGM Mirage, Inc.
    6.950% due 02/01/2005                                                     80             81
Morgan Stanley Dean Witter & Co.
    3.830% due 01/28/2002 (d)                                              1,000          1,001
Pfizer, Inc.
    0.800% due 03/18/2008                                                171,000          1,434
Protective Life Funding Trust
    4.110% due 01/17/2003 (d)                                                600            602
Rollins Truck Leasing Co.
    8.250% due 05/01/2002                                                  1,000          1,024
Salomon Smith Barney Holdings
    3.650% due 02/14/2002 (d)                                              8,953          9,000
    5.620% due 10/21/2002 (d)                                    BP           90            132
Sprint Capital Corp.
    5.875% due 05/01/2004                                         $          280            287
TCI Communications, Inc.
    4.461% due 04/01/2002 (d)                                              2,600          2,608
Texas Utilities Corp.
    3.715% due 12/20/2002 (d)                                              2,200          2,203
WorldCom, Inc.
    7.375% due 01/15/2003                                                  1,000          1,035
                                                                                    -------------
                                                                                         42,473
                                                                                    -------------
Mortgage-Backed Securities 16.6%
Bear Stearns Adjustable Rate Mortgage Trust
    5.913% due 02/25/2031 (d)                                              3,100          3,138
Chase Mortgage Finance Corp.
    6.550% due 08/25/2028                                                    929            944
Citicorp Mortgage Securities, Inc.
    6.500% due 07/25/2028                                                  1,721          1,732
    6.500% due 03/25/2029                                                     60             61
    7.430% due 01/01/2024                                                    248            256
Crusade Global Trust
    3.900% due 05/15/2021 (d)                                              5,192          5,207
Fannie Mae
    7.000% due 01/01/2005                                                    458            472
    6.500% due 04/01/2009                                                    311            325
    7.500% due 10/15/2031                                                  1,000          1,040
    7.500% due 11/01/2001                                                     37             37
    7.500% due 01/01/2002                                                    190            194
   15.750% due 12/01/2011                                                      5              6
   13.000% due 09/01/2013                                                     16             18
    9.000% due 04/01/2016                                                    181            196
    8.516% due 11/01/2023 (d)                                                110            114
    7.804% due 03/01/2024 (d)                                                 77             79
Freddie Mac
    6.000% due 03/15/2008                                                    162            163
    5.000% due 01/15/2012                                                  3,700          2,553
    7.400% due 02/01/2021                                                  1,119          1,133
    7.179% due 05/01/2023 (d)                                                308            315
General Electric Capital Mortgage Services, Inc.
    6.250% due 07/25/2029                                                    450            463
Government National Mortgage Association
    6.375% due 05/20/2023 (d)                                                246            252
    6.375% due 06/20/2023 (d)                                                195            200
    6.375% due 02/20/2024 (d)                                              1,136          1,159
    6.375% due 04/20/2028                                                    744            760
    4.230% due 02/16/2030 (d)                                              3,477          3,490
    6.000% due 04/20/2030-05/20/2030 (d)(g)                                2,631          1,569
    5.250% due 05/20/2030 (d)                                                778            787
    6.500% due 10/22/2031 (d)                                             14,000         14,324
    7.750% due 07/20/2022 (d)                                                188            194
    7.750% due 09/20/2022 (d)                                                116            119

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 147

Global Bond Fund
September 30, 2001 (Unaudited)

                                                                   Principal
                                                                      Amount                    Value
                                                                      (000s)                   (000s)
    7.750% due 09/20/2022 (d)                                     $      266            $         275
    7.750% due 07/20/2023 (d)                                            219                      226
    7.750% due 07/20/2023 (d)                                            190                      195
    7.750% due 09/20/2023 (d)                                            137                      141
    7.750% due 09/20/2023 (d)                                            376                      387
    7.625% due 12/20/2023 (d)                                            225                      232
    7.625% due 10/20/2024 (d)                                            142                      146
    7.625% due 12/20/2025 (d)                                             99                      103
    7.750% due 09/20/2026 (d)                                            153                      157
    7.625% due 11/20/2026 (d)                                            226                      232
    7.625% due 12/20/2026 (d)                                            284                      293
    8.500% due 10/22/2031 (d)                                          6,000                    6,369
   13.500% due 02/15/2011                                                 10                       12
Homeside Mortgage Securities Trust
    3.950% due 01/20/2027 (d)                                          1,252                    1,250
Independent National Mortgage Corp.
    5.475% due 07/25/2025 (d)                                            186                      186
J.P. Morgan Commercial Mortgage Finance Corp.
    3.767% due 04/15/2010 (d)                                            385                      385
Residential Funding Mortgage Securities I
    8.278% due 03/25/2025 (d)                                            289                      289
Small Business Investment Cos.
    7.640% due 03/10/2010                                                990                    1,092
Structured Asset Mortgage Investments, Inc.
    6.578% due 06/25/2029 (d)                                          1,435                    1,475
Washington Mutual, Inc.
    3.953% due 07/26/2003 (d)                                             82                       82
                                                                                        ---------------
                                                                                               54,827
                                                                                        ---------------
Municipal Bonds & Notes 0.0%
Chicago, Illinois General Obligation Bonds, (FGIC Insured),
Series 2001 7.770% due 01/01/2029 (d)                                    125                      121
                                                                                        ---------------
U.S. Government Agencies 0.7%
Small Business Administration
    6.640% due 02/01/2011                                              2,300                    2,399
                                                                                        ---------------
U.S. Treasury Obligations 37.7%
Treasury Inflation Protected Securities (e)
    3.625% due 07/15/2002 (b)                                          2,327                    2,368
    3.625% due 04/15/2028                                                549                      564
    3.875% due 04/15/2029                                              2,159                    2,319
U.S. Treasury Bonds
    7.500% due 11/15/2016 (f)                                         23,900                   29,386
    6.250% due 08/15/2023                                              1,600                    1,756
    6.250% due 05/15/2030 (f)                                          2,000                    2,176
U.S. Treasury Notes
    5.625% due 05/15/2008                                             52,600                   56,738
    6.000% due 08/15/2009 (f)                                          5,800                    6,389
U.S. Treasury Strips
    0.000% due 11/15/2016 (f)                                         53,800                   23,116
                                                                                        ---------------
                                                                                              124,812
                                                                                       ----------------
                                                                      Shares
Preferred Security 0.7%
DG Funding Trust
    5.960% due 12/29/2049 (d)                                            130                    1,339
Pinto Totta International Finance
    7.770% due 12/31/2049                                              1,000                    1,024
                                                                                        ---------------
                                                                                                2,363
                                                                                        ---------------
Total United States                                                                           276,555
(Cost $273,942)                                                                         ---------------

PURCHASED CALL OPTIONS (f) 0.3%


Eurodollar December Futures (CME)
    Strike @ 96.250 Exp. 12/16/2002                               $  258,000                      287
Interest Rate Swap (OTC) 4.750%
    4.750% due 05/1/2004
    Strike @ 4.750 Exp. 04/29/2002                                    45,500                      757
U.S. Treasury Note (OTC)
    5.625% due 05/15/2008
    Strike @ 113.750 Exp. 11/01/2001                                  53,000                        0
                                                                                        ---------------
Total Purchased Call Options                                                                    1,044
(Cost $545)                                                                             ---------------

PURCHASED PUT OPTIONS (e)(f) 0.1%

Eurodollar December Futures (CME)
    Strike @ 92.500 Exp. 12/14/2001                                  200,000                        3
Eurodollar December Futures (CME)
    Strike @ 93.500 Exp. 12/17/2001                                   73,000                        2
Eurodollar December Futures (CME)
    Strike @ 95.250 Exp. 12/17/2001                                  298,000                        1
Government National Mortgage Association (OTC)
    8.500% due 11/20/2031
    Strike @ 94.500 Exp. 11/13/2001                                    6,000                        6
Government National Mortgage Association (OTC)
    6.500% due 11/20/2031
    Strike @ 90.630 Exp. 11/13/2001                                   14,000                       12
Interest Rate Swap (OTC)
    7.500% due 05/01/2012
    Strike @ 7.500 Exp. 04/29/2002                                     4,900                       14
Republic of France
    4.000% due 10/25/2009
    Strike @ 88.000 Exp. 10/03/2001                                   35,000                        0
U.S. Treasury Note
    6.000% due 08/15/2009
    Strike @ 116.470 Exp. 10/03/2001                                   2,700                      177
                                                                                        ---------------
Total Purchased Put Options                                                                       215
(Cost $538)                                                                             ---------------

SHORT-TERM INSTRUMENTS 4.0%

Commercial Paper 2.5%
CDC
    3.380% due 10/01/2001                                              6,000                    6,000
UBS Finance, Inc.
    3.240% due 11/19/2001                                              2,400                    2,389
                                                                                        ---------------
                                                                                                8,389
                                                                                        ---------------
Repurchase Agreement 0.6%
State Street Bank
    2.600% due 10/01/2001                                              2,060                    2,060
    (Dated 09/28/2001. Collateralized by Fannie Mae
    4.890% due 05/07/2003 valued at $2,105.
    Repurchase proceeds are $2,060.)

U.S. Treasury Bills 0.9%
    2.600% due 10/18/2001 (b)                                          2,900                    2,896
                                                                                        ---------------

Total Short-Term Instruments                                                                   13,345
(Cost $13,345)                                                                          ---------------

Total Investments (a) 160.7%                                                            $     531,699
(Cost $527,527)

Written Options (c) (0.4%)                                                                     (1,314)
(Premiums $1,044)

Other Assets and Liabilities (Net) (60.3%)                                                   (199,529)
                                                                                        ---------------
Net Assets 100.0%                                                                       $     330,856
                                                                                        ---------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                          $      11,306

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                               (7,134)
                                                                                        ---------------
Unrealized appreciation-net                                                             $       4,172
                                                                                        ---------------

148 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

(b) Securities with an aggregate market value of $5,264 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                                        Unrealized
                                                                          # of       Appreciation/
Type                                                                 Contracts      (Depreciation)
---------------------------------------------------------------------------------------------------
EuroBond 10 Year Note (12/2001)                                             20        $         5
Government of Japan 10 Year Note (12/2001)                                  64               (379)
                                                                                      -------------
                                                                                      $      (374)
                                                                                      -------------

(c) Premiums received on written options:

                                                                        # of
Type                                                               Contracts    Premium     Value
---------------------------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.000 Exp. 12/17/2001                                        41       $ 15       $ 0

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 108.000 Exp. 11/24/2001                                      201        128       345

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 105.000 Exp. 11/24/2001                                       65        116       258

Put - CME Eurodollar December Futures
   Strike @ 95.500 12/17/2001                                            134         49         1

Put - CME Eurodollar December Futures
   Strike @ 95.250 12/17/2001                                            298        119         2

Call - CME Eurodollar June Futures
   Strike @ 97.250 Exp. 06/17/2002                                       258        194       171

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.900 Exp. 04/29/2002                                 11,500,000        264       531

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500 Exp. 04/29/2002                                  7,000,000        159         6
                                                                                -------------------
                                                                                $ 1,044   $ 1,314
                                                                                -------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

(f) Subject to financing transaction.

(g) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Short sales open at September 30, 2001 were as follows:

                                   Coupon
Type                                  (%)        Maturity        Par       Value     Proceeds
----------------------------------------------------------------------------------------------
U.S. Treasury Note                  5.625      05/15/2008     52,600     $56,739      $54,828
U.S. Treasury Note                  6.000      08/15/2009      5,800       6,389        6,156
Republic of Argentina               5.562      03/31/2005      3,752       2,643        2,494
U.S. Treasury Bond                  6.250      05/15/2030      2,000       2,178        2,202
                                                                         ---------------------
                                                                         $67,949      $65,680
                                                                         ---------------------

(i) Foreign forward currency contracts outstanding at September 30, 2001:

                              Principal
                                 Amount                         Unrealized
                             Covered by     Settlement       Appreciation/
Type           Currency        Contract          Month      (Depreciation)
----------------------------------------------------------------------------
Buy                  A$           2,506        10/2001          $      (87)
Sell                              1,906        10/2001                  65
Buy                  BP           1,594        10/2001                   0
Sell                 C$              37        09/2001                   2
Buy                              10,748        10/2001                (66)
Buy                  DK           7,123        12/2001                (12)
Buy                  EC              37        09/2001                  10
Buy                              51,794        10/2001               (326)
Sell                              9,167        10/2001                 (1)
Buy                  H$          16,568        11/2001                   0
Buy                  JY       8,583,492        10/2001                 572
Sell                            134,800        10/2001                (13)
Sell                 N$          14,666        10/2001                 467
Buy                  SF           9,437        11/2001               (169)
Sell                             21,766        11/2001                 133
Buy                  SK           3,903        10/2001                (11)
                                                                ------------
                                                                $     564
                                                                ------------

(j) Principal amount denoted in indicated currency:


           A$ - Australian Dollar
           BF - Belgian Franc
           BP - British Pound
           C$ - Canadian Dollar
           DK - Danish Krone
           DM - German Mark
           EC - Euro
           H$ - Hong Kong Dollar
           JY - Japanese Yen
           N$ - New Zealand Dollar
           SF - Swiss Franc
           SK - Swedish Krona
           SP - Spanish Peseta

(k) Swap agreements outstanding at September 30, 2001:

                                                                                                  Unrealized
                                                                                 Notional      Appreciation/
Type                                                                               Amount     (Depreciation)
-------------------------------------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay
a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                                         JY      2,950,000             $ (33)

Receive floating rate based on 3-month H$ HIBOR and pay a fixed rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                                                         H$        157,000            (2,120)

Receive floating rate based on 3-month H$ HIBOR and pay a fixed rate equal to 5.729%.

Broker: Goldman Sachs
Exp. 06/01/2006                                                                    23,500              (172)

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.515%.

Broker: J.P. Morgan Chase & Co.
Exp. 05/10/2002                                                         C$         11,910              (155)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.035%.

Broker: Goldman Sachs
Exp. 05/18/2010                                                         JY      1,160,000              (663)

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 149

Global Bond Fund
September 30, 2001 (Unaudited)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                                          JY     693,000   $      (213)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Lehman Brothers                                                  EC      23,600           (54)
Exp. 03/15/2016

Receive a fixed rate equal to 4.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2003                                                                  36,000             94

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Morgan Stanley Dean Witter                                               19,980          (121)
Exp. 03/15/2016

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter                                                7,200          (120)
Exp. 03/15/2031

Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                                           $      19,900          1,911

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                                          H$     221,000        (1,761)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                                           $      28,300          1,526

Receive a fixed rate equal to 5.900% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 01/26/2004                                                          BP       7,500            168

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                                           $         800             34

Receive floating rate based on 3-month H$ HIBOR and pay a fixed rate equal to 5.550%

Broker: Goldman Sachs
Exp. 03/16/2006                                                          H$       6,000           (39)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers
Exp. 03/15/2016                                                          BP      15,000             39

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                                          BP      64,200   $        310

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                                                  10,940            (5)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                                                  18,900            150

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                                                   5,400             82

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley Dean Witter
Exp. 09/15/2002                                                                   5,400           (59)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                                                   2,300             15

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 03/15/2004                                                                   7,300            217

Receive a fixed rate equal to 5.640% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/05/2006                                                           $       3,010            150

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                                                  99,900          5,354

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2031                                                                   5,500          (379)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2011                                                                  13,500          (834)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 12/17/2011                                                                  44,300              0

150 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2031                                                                   EC      5,400   $    (103)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2031                                                                    $     13,400        (405)

Receive a fixed rate equal to 1.450% and the Fund will pay to the couterparty at par in the event of default of WorldCom, Inc.
7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                                                           2,400            1

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp.
6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                                                           2,300            0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                                                           3,300            0
                                                                                                  ------------
                                                                                                  $    2,815
                                                                                                  ------------

                                                    Fixed
                                                   Spread         Notional            Unrealized
Type                                                  (%)           Amount          Appreciation
--------------------------------------------------------------------------------------------------
Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the
5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001                                     0.787    $      46,700           $        84
                                                                                     -------------

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 151

Schedule of Investments
Global Bond Fund II
September 30, 2001 (Unaudited)

                                                                            Principal
                                                                               Amount         Value
                                                                               (000s)        (000s)
AUSTRALIA (i)(j) 3.4%

General Motors Acceptance Corp.
    3.890% due 03/25/2002 (d)                                        EC         1,200   $     1,090
Medallion Trust
    4.020% due 07/12/2031 (d)                                         $           717           718
Rams Mortgage Corporation Ltd.
    4.683% due 09/26/2032                                                         213           194
Superannuation Members Home Loans Global Fund
    4.145% due 06/15/2026 (d)                                                     400           400
Torrens Trust
    3.750% due 07/15/2031 (d)                                                     337           337
                                                                                        -------------
Total Australia                                                                               2,739
(Cost $2,816)                                                                           -------------

AUSTRIA (i)(j) 0.7%

Republic of Austria
    5.500% due 01/15/2010                                            EC           600           566
                                                                                        -------------
Total Austria                                                                                   566
(Cost $512)                                                                             -------------

BELGIUM (i)(j) 1.3%

Kingdom of Belgium
    5.100% due 11/21/2004 (d)                                        BF         5,800           142
    7.500% due 07/29/2008 (f)                                        EC           900           950
                                                                                        -------------
Total Belgium                                                                                 1,092
(Cost $1,151)                                                                           -------------

BRAZIL (i)(j) 0.9%

Republic of Brazil
    5.437% due 04/15/2006 (d)                                        EC           920           766
                                                                                        -------------
Total Brazil                                                                                    766
(Cost $809)                                                                             -------------

CANADA (i)(j) 8.5%

Beneficial Canada, Inc.
    6.350% due 04/01/2002                                            C$           330           212
Commonwealth of Canada
    7.000% due 12/01/2006 (f)                                                   8,900         6,219
    5.500% due 06/01/2010                                                         800           515
                                                                                        -------------
Total Canada                                                                                  6,946
(Cost $7,085)                                                                           -------------

CAYMAN ISLANDS (i)(j) 0.6%

International Credit Recovery-Japan
    0.370% due 08/25/2005 (d)                                        JY         9,391            79
    0.470% due 08/25/2005 (d)                                                  10,000            84
MBNA American Euro
    4.486% due 05/19/2004 (d)                                         $           280           255
SHL Corp. Ltd.
    0.461% due 12/25/2024 (d)                                        JY         6,808            57
                                                                                        -------------
Total Cayman Islands                                                                            475
(Cost $534)                                                                             -------------

DENMARK (i)(j) 0.7%

Nykredit
    6.000% due 10/01/2029                                            DK         3,942           473
Unikredit Realkredit
    6.000% due 07/01/2029                                                         986           118
                                                                                        -------------
Total Denmark                                                                                   591
(Cost $537)                                                                             -------------

EGYPT 0.4%

Republic of Egypt
    8.750% due 07/11/2011                                             $           400           357
                                                                                        -------------
Total Egypt                                                                                     357
(Cost $400)                                                                             -------------

FRANCE (i)(j) 10.0%

Axa
    2.500% due 01/01/2014                                             $            62   $        50
Compagnie Financiere de CIC-UE
    4.470% due 10/29/2049 (d)                                                     300           294
Republic of France
    5.500% due 04/25/2007 (f)                                        EC           470           452
    4.000% due 04/25/2009 (f)                                                   1,170         1,017
    3.000% due 07/25/2009 (e)                                                     315           279
    4.000% due 10/25/2009 (f)                                                   4,460         3,852
    5.500% due 04/25/2010                                                       2,330         2,219
                                                                                        -------------
Total France                                                                                  8,163
(Cost $7,952)                                                                           -------------

GERMANY (i)(j) 8.1%

Commerzbank AG
    4.920% due 10/25/2032 (d)                                        EC           800           728
Depfa Pfandbriefbank
    4.750% due 07/15/2008                                                         130           118
    5.750% due 03/04/2009 (f)                                                     130           124
Landesbank Baden-Wuerttemberg AG
    5.500% due 04/02/2007                                                         390           371
Landesbank Rheinland Pfalz
    4.750% due 04/04/2008                                                         810           737
Republic of Germany
    4.125% due 07/04/2008                                                       1,200         1,071
    6.500% due 07/04/2027 (f)                                                   1,300         1,327
    6.250% due 01/04/2030 (f)                                                     200           199
    5.500% due 01/04/2031 (f)                                                   1,500         1,356
Rheinische Hypothekenbank AG
    4.250% due 09/24/2008                                                         390           343
WestDeutsche Landersbank
    4.750% due 09/28/2007                                                         190           174
                                                                                        -------------
Total Germany                                                                                 6,548
(Cost $6,348)                                                                           -------------

GREECE 0.1%

Republic of Greece
    5.580% due 06/17/2003 (d)                                         $            22            20
    7.080% due 10/23/2003 (d)                                                      99            93
                                                                                        -------------
Total Greece                                                                                    113
(Cost $158)                                                                             -------------

ITALY (i)(j) 14.0%

Findomestic
    4.764% due 12/20/2008 (d)                                        IL           900           818
First Italian Auto Transaction
    4.690% due 07/01/2008 (d)                                        EC         1,090           987
International Credit Recovery
    4.514% due 03/15/2010 (d)                                         $           300           273
Island Finance
    5.109% due 01/15/2015 (d)                                        EC           349           319
Republic of Italy
    5.750% due 09/15/2002 (f)                                                   2,700         2,509
    4.750% due 07/01/2005                                            IL         1,680         1,567
    7.750% due 11/01/2006 (f)                                        EC           700           731
    4.500% due 05/01/2009                                                       3,980         3,539
    4.250% due 11/01/2009                                            IL           720           626
                                                                                        -------------
Total Italy                                                                                  11,369
(Cost $11,109)                                                                          -------------

JAPAN (i)(j) 0.4%

International Credit Recovery-Japan
    0.351% due 05/22/2006 (d)                                        JY        37,883           318
                                                                                        -------------
Total Japan                                                                                     318
(Cost $311)                                                                             -------------

152 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                             Principal
                                                                                Amount         Value
                                                                                (000s)        (000s)
MEXICO (i)(j) 1.6%

Bancomext Trust
    8.000% due 08/05/2003                                               $           70   $        72
Petroleos Mexicanos
    8.850% due 09/15/2007                                                          140           144
    9.375% due 12/02/2008                                                          190           199
United Mexican States
    6.000% due 03/28/2002                                              JY       25,000           213
    8.750% due 05/30/2002                                              BP          250           370
    10.375% due 01/29/2003                                             DM          200            97
    4.000% due 03/11/2004                                              JY       20,000           173
                                                                                         --------------
Total Mexico                                                                                   1,268
(Cost $1,337)                                                                            --------------

NEW ZEALAND (i)(j) 0.6%

Commonwealth of New Zealand
    4.500% due 02/15/2016 (f)                                          N$        1,130           496
                                                                                         --------------
Total New Zealand                                                                                496
(Cost $637)                                                                              --------------

PERU 0.5%

Republic of Peru
    3.750% due 03/07/2017 (d)                                           $          250           160
    4.500% due 03/07/2017 (d)                                                      300           211
                                                                                         --------------
Total Peru                                                                                       371
(Cost $378)                                                                              --------------

SOUTH KOREA (i)(j) 1.2%

Korea Development Bank
    1.875% due 02/13/2002                                              JY      114,000           958
                                                                                         --------------
Total South Korea                                                                                958
(Cost $978)                                                                              --------------

SPAIN (i)(j) 5.5%

Hipotebansa V. Hipotecaria
    4.660% due 01/18/2018 (d)                                          SP       60,824           333
    4.670% due 07/18/2022                                                      133,912           730
Kingdom of Spain
    4.950% due 07/30/2005 (f)                                          EC        1,620         1,519
    5.150% due 07/30/2009 (f)                                                    1,990         1,848
                                                                                         --------------
Total Spain                                                                                    4,430
(Cost $4,272)                                                                            --------------

SUPRANATIONAL (i)(j) 2.5%

Asian Development Bank
    5.375% due 09/15/2003                                              A$          600           301
    5.250% due 09/15/2004                                                          600           301
Eurofima
    4.750% due 07/07/2004 (f)                                          SK        7,200           672
European Investment Bank
    6.000% due 05/07/2003                                              BP          250           374
    8.000% due 06/10/2003 (d)                                                      250           387
                                                                                         --------------
Total Supranational                                                                            2,035
(Cost $2,294)                                                                            --------------

SWEDEN (i)(j) 0.3%

Kingdom of Sweden
    5.000% due 01/28/2009                                              SK        2,300           213
                                                                                         --------------
Total Sweden                                                                                     213
(Cost $227)                                                                              --------------

UNITED KINGDOM (i)(j) 10.3%

Abbey National Treasury Service PLC
    7.625% due 12/30/2002                                              BP          280   $       424
Bauhaus Securities Ltd.
    4.784% due 10/30/2052 (d)                                          EC          750           682
British Telecom PLC
    4.445% due 12/15/2003 (d)                                           $        1,200         1,224
Core
    3.345% due 03/17/2009 (d)                                                      368           366
Haus Ltd.
    4.824% due 12/14/2037 (d)                                          EC        1,500         1,368
Holmes Financing PLC
    3.950% due 07/15/2017 (d)                                           $          700           700
    4.727% due 07/15/2040 (d)                                                      700           637
Lloyds TSB Bank PLC
    5.625% due 07/15/2049                                              EC          590           514
United Kingdom Gilt
    7.500% due 12/07/2006 (f)                                          BP          750         1,233
    7.250% due 12/07/2007                                                          750         1,238
                                                                                         --------------
Total United Kingdom                                                                           8,386
(Cost $8,392)                                                                            --------------

UNITED STATES (i)(j) 60.0%

Asset-Backed Securities 11.7%
AFC Home Equity Loan Trust
    2.971% due 12/22/2027 (d)                                           $          261           255
    2.941% due 01/25/2031 (d)                                                    1,221         1,219
Amresco Residential Securities Mortgage Loan Trust
    4.262% due 06/25/2029 (d)                                                      315           316
Bayview Financial Acquisition Trust
    4.182% due 11/25/2030 (d)                                                    1,200         1,205
Citibank Credit Card Master Trust
    4.875% due 04/07/2005                                              EC          800           379
Conseco Finance
    3.857% due 10/15/2031 (d)                                           $          448           450
CS First Boston Mortgage Securities Corp.
    3.747% due 12/15/2030 (d)                                                      558           559
First Alliance Mortgage Loan Trust
    3.287% due 12/20/2027 (d)                                                      449           449
Home Loan Trust
    5.074% due 01/25/2014                                                          523           528
Indymac Home Equity Loan Asset-Backed Trust
    6.200% due 06/25/2025                                                          392           397
Irwin Home Equity Loan Trust
    2.820% due 11/25/2011 (d)                                                      800           800
MLCC Mortgage Investors, Inc.
    3.867% due 03/15/2025 (d)                                                      310           311
Nissan Auto Receivables Grantor Trust
    5.450% due 04/15/2004                                                           23            23
Ocwen Mortgage Loans
    4.847% due 12/15/2031 (d)                                                       85            78
Providian Gateway Master Trust
    3.707% due 03/15/2007                                                        1,600         1,606
Providian Home Equity Loan Trust
    2.951% due 06/25/2025 (d)                                                      359           360
PSB Lending Home Loan Owner Trust
    6.830% due 05/20/2018                                                            2             2
Salomon Brothers Mortgage Securities VII
    3.907% due 11/15/2029 (d)                                                       99            99
United Panama Mortgage Loan Asset Backed
    3.111% due 10/25/2029 (d)                                                      390           390
USAA Auto Loan Grantor Trust
    5.800% due 01/15/2005                                                           67            68
                                                                                         --------------
                                                                                               9,494
                                                                                         --------------
Convertible Bonds & Notes 0.2%
Finmeccanica SpA
    2.000% due 06/08/2005                                              EC          188   $       169
                                                                                         --------------
                                                                                                 169
                                                                                         --------------

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 153

Global Bond Fund II
September 30, 2001 (Unaudited)

                                                                                    Principal
                                                                                       Amount          Value
                                                                                       (000s)         (000s)
Corporate Bonds & Notes 10.9%
Bear Stearns Co., Inc.
    4.060% due 03/28/2003 (d)                                                  $          380   $        379
Beckman Coulter, Inc.
    7.100% due 03/04/2003                                                                  22             23
Capital One Bank
    4.415% due 07/28/2003 (d)                                                             500            494
Coastal Corp.
    3.912% due 03/06/2002 (d)                                                             800            801
Finova Group, Inc.
    7.500% due 11/15/2009 (l)                                                             585            230
Ford Motor Credit Co.
    1.000% due 12/22/2003                                                     JY       14,000            118
    1.200% due 02/07/2005                                                              98,000            829
General Electric Finance Assurance
    1.600% due 06/20/2011                                                              90,000            742
General Motors Acceptance Corp.
    3.661% due 08/18/2003 (d)                                                  $          340            335
Household Finance Corp.
    4.025% due 08/06/2002 (d)                                                             230            231
J.P. Morgan & Co., Inc.
    8.381% due 02/15/2012 (d)                                                             100             98
Jones Intercable, Inc.
    8.875% due 04/01/2007                                                                  26             28
Lehman Brothers Holdings, Inc.
    4.570% due 07/15/2002 (d)                                                             400            402
MGM Mirage, Inc.
    6.950% due 02/01/2005                                                                  10             10
Pfizer, Inc.
    0.800% due 03/18/2008                                                     JY       69,000            579
Salomon, Inc.
    5.620% due 10/21/2002 (d)                                                 BP          200            294
Salomon, Smith Barney Holdings
    3.650% due 02/14/2002 (d)(e)                                               $        2,070          2,082
Sprint Capital Corp.
    5.875% due 05/01/2004                                                                  50             51
TCI Communications, Inc.
    3.785% due 04/01/2002 (d)                                                             300            301
Walt Disney Co.
    3.900% due 09/15/2003                                                                 800            798
                                                                                                --------------
                                                                                                       8,825
                                                                                                --------------

Mortgage-Backed Securities 20.6%
Bear Stearns Adjustable Rate Mortgage Trust
    5.930% due 02/25/2031 (d)                                                             700            709
Chase Mortgage Finance Corp.
    6.550% due 08/25/2028                                                                 310            315
Citicorp Mortgage Securities, Inc.
    6.500% due 07/25/2028                                                                 177            178
    6.500% due 03/25/2029                                                                  10             10
Crusade Global Trust
    3.900% due 05/15/2021 (d)                                                           1,142          1,146
Fannie Mae
    7.000% due 02/25/2020                                                                  58             59
Freddie Mac
    5.000% due 01/15/2012                                                                 300            271
Government National Mortgage Association
    1.000% due 04/20/2028 (d)                                                             174            177
    4.230% due 02/16/2030 (d)                                                             993            997
    4.280% due 02/16/2030 (d)                                                           1,115          1,124
    5.250% due 06/20/2030 (d)                                                             830            840
    6.000% due 08/15/2028-05/20/2030 (d)(g)                                             2,627          1,366
    6.500% due 10/22/2031 (d)                                                           4,000          4,093
    7.625% due 11/20/2021 (d)                                                              28             29
    7.750% due 07/20/2022 (d)                                                             448            462
    7.750% due 09/20/2023 (d)                                                             263            271
    7.750% due 07/20/2025 (d)                                                             203            210
    7.750% due 09/20/2025 (d)                                                              25             26
    7.625% due 12/20/2025 (d)                                                              14             15
    7.750% due 09/20/2026 (d)                                                              15             16
    7.625% due 11/20/2026 (d)                                                             339            347
    7.625% due 11/20/2026 (d)                                                             168            173
    7.625% due 12/20/2026 (d)                                                              33             35
    8.500% due 10/22/2031 (d)                                                           1,000          1,062
Homeside Mortgage Securities Trust
    3.950% due 01/20/2027 (d)                                                             250            250
Puma Finance Ltd.
    4.010% due 04/15/2031 (d)(h)                                                          253            254
Residential Funding Mortgage Securities, Inc.
    3.965% due 05/12/2032 (d)                                                           1,657          1,659
SHL Corp. Ltd.
    0.761% due 12/25/2024 (d)                                                           5,000             42
Structured Asset Mortgage Investments, Inc.
    6.578% due 06/25/2029 (d)                                                             191            196
Structured Asset Securities Corp.
    3.411% due 02/25/2030 (d)                                                             422            422
                                                                                                --------------
                                                                                                      16,754
                                                                                                --------------
Municipal Bonds & Notes 0.3%
California State General Obligation Bonds, (FGIC Insured),
Series 1997 4.750% due 12/01/2028                                                         300            288
                                                                                                --------------

U.S. Government Agencies 2.8%
Fannie Mae
    5.375% due 03/08/2004                                                               1,100          1,114
Federal Farm Credit Bank
    7.010% due 05/02/2003                                                                 500            513
Small Business Administration
    6.640% due 02/10/2011                                                                 600            626
                                                                                                --------------
                                                                                                       2,253
                                                                                                --------------
U.S. Treasury Obligations 12.6%
Treasury Inflation Protected Securities (e)
    3.625% due 07/15/2002                                                                 111            113
    3.375% due 01/15/2007 (b)                                                             448            461
    3.875% due 04/15/2029                                                                 324            348
U.S. Treasury Bonds
    7.500% due 11/15/2016                                                               1,500          1,844
    7.125% due 02/15/2023                                                                 600            725
    6.250% due 08/15/2023                                                               4,400          4,829
U.S. Treasury Strips
    0.000% due 11/15/2016 (f)                                                           4,400          1,891
                                                                                                --------------
                                                                                                      10,211
                                                                                                --------------

                                                                                       Shares
Preferred Security 0.9%
DG Funding Trust
    5.960% due 12/29/2049 (d)                                                              70            721
                                                                                                --------------
Total United States                                                                                   48,715
(Cost $48,482)                                                                                  --------------

PURCHASED CALL OPTIONS 0.4%

Eurodollar December Futures (CME)
    Strike @ 96.250 Exp. 12/16/2003                                            $       62,000             69
Interest Rate Swap (OTC)
    4.750% due 05/01/2004
    Strike @ 4.750 Exp. 04/29/2002                                                     11,800            196
Interest Rate Swap (OTC)
    4.750% due 05/01/2004
    Strike @ 4.750 Exp. 04/29/2002                                                      2,500             42
                                                                                                --------------
Total Purchased Call Options                                                                             307
(Cost $145)                                                                                     --------------

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
    Strike @ 93.500 Exp. 12/17/2001                                                    43,000              1
Eurodollar December Futures (CME)
    Strike @ 92.250 Exp. 12/17/2001                                                    60,000              0
Interest Rate Swap (OTC)
    7.500% due 05/01/2032
    Strike @ 7.500 Exp. 04/29/2002                                                        700              2
                                                                                                --------------
Total Purchased Put Options                                                                                3
(Cost $28)                                                                                      --------------

154 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                Principal
                                                                                   Amount            Value
                                                                                   (000s)           (000s)
SHORT-TERM INSTRUMENTS 6.7%

Commercial Paper 5.8%
Becton Dickinson & Co.
    3.090% due 10/02/2001                                                  $        1,400   $        1,400
CDC
    3.380% due 10/01/2001                                                             900              900
Fannie Mae
    3.545% due 10/18/2001                                                             700              699
    4.060% due 10/25/2001                                                             600              598
Federal Home Loan Bank
    4.000% due 10/31/2001                                                             300              299
General Electric Capital Corp.
    3.560% due 12/27/2001                                                             200              199
UBS Finance, Inc.
    3.550% due 12/19/2001                                                             600              597
                                                                                                ------------
                                                                                                     4,692
                                                                                                ------------
Repurchase Agreement 0.3%
State Street Bank
    2.600% due 10/01/2001                                                             237              237
    (Dated 09/28/2001. Collateralized by Fannie Mae                                             ------------
    4.450% due 06/25/2003 valued at $246.
    Repurchase proceeds are $237.)

U.S. Treasury Bills 0.6%
    2.600% due 10/18/2001 (g)                                                         550              549
                                                                                                ------------

Total Short-Term Instruments                                                                         5,478
(Cost $5,475)                                                                                   ------------

Total Investments (a) 138.7%                                                                    $  112,703
(Cost $112,367)

Written Options (c)(0.4%)                                                                            (309)
(Premiums $226)

Other Assets and Liabilities (Net) (38.3%)                                                        (31,155)
                                                                                                ------------

Net Assets 100.0%                                                                               $   81,239
                                                                                                ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                                  $    2,061

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                                   (1,725)
                                                                                                ------------
Unrealized appreciation-net                                                                     $      336
                                                                                                ------------
(b) Securities with an aggregate market value of $461
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 2001:
                                                                                     # of        Unrealized
Type                                                                            Contracts    (Depreciation)
------------------------------------------------------------------------------------------------------------
Government of Japan 10 Year Note (12/2001)                                             14       $      (86)
United Kingdom 90 Day LIBOR Futures (03/2003)                                           5               (5)
                                                                                                ------------
                                                                                                $      (91)
                                                                                                ------------
(c) Premiums received on written options:
                                                                                 # of
Type                                                                        Contracts       Premium    Value
--------------------------------------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
    Strike @ 95.000 Exp. 12/17/2001                                                10           $ 4      $ 0

Call - CBOT U.S. Treasury Note December Futures
    Strike @ 108.000 Exp. 11/24/2001                                               61            36      105

Put - CME Eurodollar December Futures
    Strike @ 95.500 12/17/2001                                                     26            10        0

Put - CME Eurodollar December Futures
    Strike @ 95.250 12/17/2001                                                     67            27        0

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 5.900 Exp. 04/29/2002                                            600,000            14       28

Call - CME Eurodollar June Futures
    Strike @ 97.250 Exp. 06/17/2002                                                62            46       41

Call - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 5.900 Exp. 04/29/2002                                          2,900,000            66      134

Put - OTC 3 Month LIBOR Interest Rate Swap
    Strike @ 7.500 Exp. 04/29/2002                                          1,000,000            23        1
                                                                                            ------------------
                                                                                            $   226   $  309
                                                                                            ------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

(f) Subject to financing transaction.

(g) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Restricted security.

(i) Foreign forward currency contracts outstanding at September 30, 2001:


                              Principal
                                 Amount                         Unrealized
                             Covered by     Settlement       Appreciation/
Type           Currency        Contract          Month      (Depreciation)
--------------------------------------------------------------------------------
Sell                 A$           1,117        10/2001          $       39
Sell                 BP           3,388        10/2001                   0
Sell                 C$           1,467        10/2001                   9
Sell                 DK           6,468        12/2001                  11
Buy                  EC           1,701        10/2001                (21)
Sell                             19,343        10/2001                 119
Buy                  H$           3,998        11/2001                   1
Buy                  JY          37,000        10/2001                   4
Sell                            756,335        10/2001                (49)
Sell                 N$           1,352        10/2001                  43
Buy                  SF           2,263        11/2001                (40)
Sell                              5,302        11/2001                  33
Sell                 SK           2,907        10/2001                   8
                                                                ------------
                                                                $      157
                                                                ------------


(j) Principal amount denoted in indicated currency:

          A$ - Australian Dollar
          BF - Belgian Franc
          BP - British Pound
          C$ - Canadian Dollar
          DK - Danish Krone
          DM - German Mark
          EC - Euro
          H$ - Hong Kong Dollar
          IL - Italian Lira
          JY - Japanese Yen
          N$ - New Zealand Dollar
          SF - Swiss Franc
          SK - Swedish Krona
          SP - Spanish Peseta

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 155

Global Bond Fund II
September 30, 2001 (Unaudited)

(k) Swap agreements outstanding at September 30, 2001:

                                                                                                  Unrealized
                                                                             Notional          Appreciation/
Type                                                                           Amount         (Depreciation)
Receive floating rate based on 6-month JY-LIBOR and
pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                                       JY      720,000          $         (8)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                                                       H$       36,000                  (486)

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.729%.

Broker: Goldman Sachs
Exp. 06/01/2006                                                                 8,500                   (62)

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.515%.

Broker: J.P. Morgan Chase & Co.
Exp. 05/10/2002                                                       C$        3,400                   (44)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                                       JY      226,000                  (127)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                                               232,000                   (71)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2016                                                       EC        5,500                   (13)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                                                 4,910                   (29)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2031                                                                 1,500                   (25)

Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                                        $        4,600                    442

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                                       H$       50,000                  (399)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                                        $        6,400          $         318

Receive a fixed rate equal to 5.440% and pay a floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                                                   600                     25

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                                       H$        4,300                   (28)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers
Exp. 03/15/2016                                                       BP        3,500                      9

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                                                19,200                     93

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                                                 2,680                    (2)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                                                 1,300                     20

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley Dean Witter
Exp. 09/15/2002                                                                 1,300                   (14)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                                                   400                      3

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 03/15/2004                                                                 1,700                     51

Receive a fixed rate equal to 5.640% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/05/2006                                                        $        1,090                     54

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                                                 5,600                    294

156 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                                             $   3,500                $   184

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2011                                                                10,000                    (297)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                                                   600                       0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                                                   800                       0
                                                                                                     ----------
                                                                                                     $   (112)
                                                                                                     ----------

                                                       Fixed                                       Unrealized
                                                      Spread                 Notional           Appreciation/
Type                                                     (%)                   Amount          (Depreciation)
---------------------------------------------------------------------------------------------------------------
Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the
5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001                                        0.787              $    16,600                $     12

Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001                                        0.675                    1,500                     (46)

Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001                                        0.896                    4,000                      21
                                                                                                     ----------
                                                                                                     $    (13)
                                                                                                     ----------

(l) Security is in default.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 157

Schedule of Investments
Emerging Markets Bond Fund
September 30, 2001 (Unaudited)

                                                   Principal
                                                      Amount             Value
                                                      (000s)            (000s)

ARGENTINA 4.0%

Republic of Argentina
     5.562% due 03/31/2005 (d)                 $       3,520     $       2,481
     7.000% due 12/19/2008 (d)                           250               150
                                                                 -------------
Total Argentina                                                          2,631
(Cost $2,600)                                                    -------------

BERMUDA 0.1%

IMEXA Export Trust
    10.125% due 05/31/2003                     $          63                62
                                                                 -------------
Total Bermuda                                                               62
(Cost $62)                                                       -------------

BRAZIL 26.2%

Republic of Brazil
     9.625% due 07/15/2005                     $       1,000               863
     5.437% due 04/15/2006 (d)                         3,472             2,890
     5.500% due 04/15/2009 (d)                         2,059             1,527
    14.500% due 10/15/2009                               500               472
     8.000% due 04/15/2014                             4,428             2,998
     6.000% due 04/15/2024                               750               474
     8.875% due 04/15/2024 (c)                         3,350             1,884
     7.625% due 04/15/2024 (d)                         1,100               709
     8.875% due 04/15/2025                               500               289
    12.250% due 03/06/2030 (c)                         5,100             3,710
    11.000% due 08/17/2040 (c)                         2,400             1,560
                                                                 -------------
Total Brazil                                                            17,376
(Cost $19,311)                                                   -------------

BULGARIA 3.1%

Republic of Bulgaria
     6.312% due 07/28/2011 (d)                 $         198               154
     3.000% due 07/28/2012                             1,250               984
     6.312% due 07/28/2024 (d)                         1,150               883
                                                                 -------------
Total Bulgaria                                                           2,021
(Cost $2,057)                                                    -------------

CROATIA 0.6%

Republic of Croatia
     7.000% due 02/27/2002                     $         410               414
                                                                 -------------
Total Croatia                                                              414
(Cost $413)                                                      -------------

ECUADOR 3.3%

Republic of Ecuador
    12.000% due 11/15/2012                     $         500               325
     4.000% due 08/15/2030                             4,700             1,875
                                                                 -------------
Total Ecuador                                                            2,200
(Cost $2,266)                                                    -------------


EGYPT 3.1%

Republic of Egypt
     8.750% due 07/11/2011                     $       2,250             2,030
                                                                 -------------
Total Egypt                                                              2,030
(Cost $2,006)                                                    -------------

MEXICO 16.0%

Telefonos De Mexico, S.A.
     8.250% due 01/26/2006                     $       1,000             1,010
United Mexican States
    10.375% due 02/17/2009                               835               925
     9.875% due 02/01/2010                               100               107
     8.375% due 01/14/2011                             1,700             1,688
    11.375% due 09/15/2016                               450               520
     8.125% due 12/30/2019 (c)                         1,500             1,352
     6.250% due 12/31/2019 (c)                         1,100             1,023
     7.532% due 12/31/2019                             1,150             1,153
     6.250% due 12/31/2019                             2,475             2,252
    11.500% due 05/15/2026                               425               504
United Mexican States - Recovery Rights
     0.000% due 06/30/2003                             9,459                75
                                                                 -------------
Total Mexico                                                            10,609
(Cost $10,501)                                                   -------------

MOROCCO 1.1%

Kingdom of Morocco
     5.093% due 01/05/2009 (d)                 $         250               216
Morroco Restructured
     7.562% due 01/01/2009                               617               534
                                                                 -------------
Total Morocco                                                              750
(Cost $781)                                                      -------------

NIGERIA 2.2%

Central Bank of Nigeria
     6.250% due 11/15/2020                     $       2,250             1,438
Central Bank of Nigeria - Warrant
     0.000% due 11/15/2022                                 1                 0
                                                                 -------------
Total Nigeria                                                            1,438
(Cost $1,394)                                                    -------------

PANAMA 4.9%

Republic of Panama
     7.733% due 05/10/2002 (d)                 $         200               201
     9.625% due 02/08/2011                               250               250
     4.500% due 07/17/2014                             2,258             1,999
     6.015% due 07/17/2016 (d)                           181               139
     8.875% due 09/30/2027                               500               441
     9.375% due 04/01/2029                               175               179
                                                                 -------------
Total Panama                                                             3,209
(Cost $3,106)                                                    -------------

PERU 2.3%

Republic of Peru
     4.500% due 03/07/2017 (b)                 $         250               175
     4.000% due 03/07/2017                             2,100             1,347
                                                                 -------------
Total Peru                                                               1,522
(Cost $1,485)                                                    -------------

PHILIPPINES 0.6%

Republic of Philippines
     6.500% due 12/01/2017                     $         500               425
                                                                 -------------
Total Philippines                                                          425
(Cost $392)                                                      -------------

POLAND 2.4%

Republic of Poland
     6.000% due 10/27/2014 (b)                 $       1,315             1,300
     3.750% due 10/27/2024 (b)                           400               288
                                                                 -------------
Total Poland                                                             1,588
(Cost $1,510)                                                    -------------

QATAR 2.3%

State of Qatar
     9.750% due 06/15/2030                     $       1,425             1,539
                                                                 -------------
Total Qatar                                                              1,539
(Cost $1,524)                                                    -------------

158 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                   Principal
                                                      Amount             Value
                                                      (000s)            (000s)

RUSSIA 15.4%

Russian Federation
    11.750% due 06/10/2003 (c)                 $       1,380     $       1,440
     8.250% due 03/31/2010                             1,053               799
    11.000% due 07/24/2018                             1,450             1,288
    12.750% due 06/24/2028 (c)                         1,600             1,571
     2.250% due 03/31/2030 (b)                         1,397               639
     5.000% due 03/31/2030 (c)(d)                      9,704             4,428
                                                                 -------------
Total Russia                                                            10,165
(Cost $9,391)                                                    -------------

SOUTH AFRICA 0.8%

Republic of South Africa
     9.125% due 05/19/2009                     $         500               546
                                                                 -------------
Total South Africa                                                         546
(Cost $546)                                                      -------------

SOUTH KOREA 3.1%

Korea Development Bank
     7.625% due 10/01/2002                     $         750               779
Republic of Korea
     8.875% due 04/15/2008                             1,100             1,273
                                                                 -------------
Total South Korea                                                        2,052
(Cost $1,921)                                                    -------------

UKRAINE 0.6%

Republic of Ukraine
    11.000% due 03/15/2007                     $         485               404
                                                                 -------------
Total Ukraine                                                              404
(Cost $393)                                                      -------------

VENEZUELA 4.3%

Republic of Venezuela
     7.375% due 12/18/2007 (d)                 $       2,167             1,717
     6.750% due 03/31/2020                               700               532
     9.250% due 09/15/2027                             1,360               624
Republic of Venezuela - Warrant
     0.000% due 04/15/2020                                 6                 0
                                                                 -------------
Total Venezuela                                                          2,873
(Cost $2,975)                                                    -------------

SHORT-TERM INSTRUMENTS 17.3%

Commercial Paper 17.3%
Abbey National North America
     3.470% due 10/26/2001                     $       4,000             3,990
Anz, Inc.
     3.240% due 11/21/2001                             4,000             3,982
Fannie Mae
     3.150% due 10/01/2001                             2,000             2,000
     4.060% due 10/25/2001                               100               100
General Electric Capital Corp.
     3.700% due 10/31/2001                               400               399
Swedbank, Inc.
     3.570% due 11/20/2001                             1,000               995
                                                                 -------------
Total Short-Term Instruments                                            11,466
(Cost $11,466)                                                   -------------

Total Investments (a) 113.7%                                     $      75,320
(Cost $76,100)

Other Assets and Liabilities (Net) (13.7%)                              (9,080)
                                                                 -------------

Net Assets 100.0%                                                $      66,240
                                                                 -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                   $       1,553

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (2,333)
                                                                 -------------

Unrealized depreciation-net                                      $        (780)
                                                                 -------------
(b) Step-up bond.

(c) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Swap agreements outstanding at September 30, 2001:

                                           Notional                  Unrealized
Type                                         Amount                Appreciation
--------------------------------------------------------------------------------
Pay a fixed rate equal to 5.000% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2002                                $       2,000     $           0

Receive a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the vent of default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2003                                        2,000                 0
                                                                 -------------
                                                                 $           0
                                                                 -------------

(f) Foreign forward currency contracts outstanding at September 30, 2001:

                              Principal
                                 Amount
                             Covered by   Settlement                Unrealized
Type    Currency               Contract        Month              Appreciation
-------------------------------------------------------------------------------
Buy           EC                  1,900      10/2001             $          39
Buy           HF                359,150      11/2001                        92
                                                                 -------------
                                                                 $         131
                                                                 -------------

(g) Principal amount denoted in indicated currency:

   EC - Euro
   HF - Hungarian Forint

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 159

Schedule of Investments
Strategic Balanced Fund
September 30, 2001 (Unaudited)

                                                                        Value
                                                      Shares           (000s)

PIMCO FUNDS (b) 99.9%

StocksPLUS                                         4,611,013      $    42,283
Total Return                                       2,881,434           31,321
                                                                  -----------

Total Investments (a) 99.9%                                       $    73,604
(Cost $87,566)

Other Assets and Liabilities (Net) 0.1%                                    41
                                                                  -----------

Net Assets 100.0%                                                 $    73,645
                                                                  -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                     $     1,912

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                            (15,874)
                                                                  -----------

Unrealized depreciation-net                                       $   (13,962)
                                                                  -----------
(b) Institutional Class shares of each PIMCO fund.



160 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Convertible Fund
September 30, 2001 (Unaudited)

                                                   Principal
                                                      Amount             Value
                                                      (000s)            (000s)

CONVERTIBLE BONDS & NOTES (c) 67.9%

Banking & Finance 14.8%
CIBA Specialty Chemical
Investments Ltd.
     1.250% due 07/24/2003                     $         500     $         474
Hellenic Finance
     2.000% due 07/15/2003                    EC         500               456
JMH Finance Ltd.
     4.750% due 09/06/2007                     $         800               767
Merrill Lynch & Co.
     0.000% due 05/23/2031                             1,900               903
PMI Group, Inc.
     2.500% due 07/15/2021                               150               151
Swiss Life Finance Ltd.
     2.000% due 05/20/2003                    EC       1,300             1,248
     2.000% due 05/20/2005                     $         800               824
Verizon Global Funding
     4.250% due 09/15/2005                               900               908
     0.000% due 05/15/2021                             1,200               672
                                                                 -------------
                                                                         6,403
                                                                 -------------
Energy 2.7%
Diamond Offshore Drilling, Inc.
     0.000% due 06/06/2020                             1,000               488
     1.500% due 04/15/2031                               800               679
                                                                 -------------
                                                                         1,167
                                                                 -------------
Health Care 9.0%
Allergan, Inc.
     0.000% due 11/01/2020                               450               275
ALZA Corp.
     0.000% due 07/28/2020                               900               709
Baxter International, Inc.
     1.250% due 06/01/2021                               900               942
Roche Holdings, Inc.
     0.000% due 01/19/2015                             1,150               812
Total Renal Care Holdings
     7.000% due 05/15/2009                               500               475
Wellpoint Health Network, Inc.
     0.000% due 07/02/2019                               800               662
                                                                 -------------
                                                                         3,875
                                                                 -------------
Industrial 21.5%
Burr-Brown Corp.
     4.250% due 02/15/2007                               500               518
Cendant Corp.
     0.000% due 05/04/2021                               800               772
Clear Channel Communications, Inc.
     2.625% due 04/01/2003                             1,000             1,005
Comverse Technology, Inc.
     1.500% due 12/01/2005                               500               363
Exchangeable Certificates Corp.
     1.500% due 04/11/2006                               500               549
Lowe's Cos., Inc.
     0.000% due 02/16/2021                             1,500             1,014
Omnicom Group
     2.250% due 01/06/2013                               500               679
Sanmina Corp.
     4.250% due 05/01/2004                               500               466
Siemens Nederland NV
     1.000% due 08/10/2005                    EC       1,100               903
Solectron Corp.
     0.000% due 05/08/2020                     $       1,500               761
Universal Health Services
     0.426% due 06/23/2020                             2,000             1,260
Waste Management, Inc.
     4.000% due 02/01/2002                             1,000             1,004
                                                                 -------------
                                                                         9,294
                                                                 -------------
Technology 8.6%
Affiliated Computer Services, Inc.
     3.500% due 02/15/2006                               600               701
Analog Devices, Inc.
     4.750% due 10/01/2005                               300               277
First Data Corp.
     2.000% due 03/01/2008                               700               716
Lam Research Corp.
     4.000% due 06/01/2006                               300               232
Lattice Semiconductor Co.
     4.750% due 11/01/2006                               600               609
Nvidia Corp.
     4.750% due 10/15/2007                               500               456
STMicroelectronics NV
     0.000% due 09/22/2009                               400               335
Veritas Software Corp.
     1.856% due 08/13/2006                               500               403
                                                                 -------------
                                                                         3,729
                                                                 -------------
Utilities 11.3%
AES Corp.
     4.500% due 08/15/2005                               250               198
AT&T - Liberty Media Group
     4.000% due 11/15/2029                             1,000               775
Charter Communications, Inc.
     4.750% due 06/01/2006                               850               645
Cienna Corp.
     3.750% due 02/01/2008                             1,000               603
Comcast Corp.
     0.000% due 12/19/2020                             1,000               785
Fullerton Global Corp.
     0.000% due 04/02/2003                             1,000             1,172
Nabors Industries, Inc.
     0.000% due 06/20/2020                               400               249
NTL Communications Corp.
     6.750% due 05/15/2008                             1,100               459
                                                                 -------------
                                                                         4,886
                                                                 -------------
Total Convertible Bonds & Notes                                         29,354
(Cost $32,658)                                                   -------------


CONVERTIBLE PREFERRED STOCK 22.4%

                                                      Shares
Banking & Finance 4.3%
Equity Residentials Properties Trust
     7.250% due 12/31/2049                            15,200               387
Metlife Capital Trust I Cvt. Pfd.
     8.000% due 05/15/2003                            13,200             1,230
Washington Mutual, Inc. Cvt. Pfd.
     5.375% due 05/01/2041                             4,300               241
                                                                 -------------
                                                                         1,858
                                                                 -------------
Energy 9.7%
Apache Corp. Cvt. Pfd.
     6.500% due 05/15/2002                            27,000               991
Calpine Capital Trust II Cvt. Pfd.
     5.500% due 02/01/2005                            10,000               450
Kerr-McGee Corp. Cvt. Pfd.
     5.500% due 08/01/2004                            28,900               979
PPL Capital Funding Trust Cvt. Pfd.
     7.750% due 05/18/2004                            50,000               908
Valero Energy Cvt. Pfd.
     7.750% due 08/18/2003                            28,500               845
                                                                 -------------
                                                                         4,173
                                                                 -------------
Industrial 7.3%
Cox Communications Inc. Cvt. Pfd.
     7.000% due 08/16/2002                            11,000               600
Electronic Data Systems Corp. Cvt Pfd
     7.625% due 08/17/2004                             8,400               427
Express Scripts Exchange Trust Cvt. Pfd.
     7.000% due 11/15/2003                             8,000               808
Kmart Financing Cvt. Pfd.
     7.750% due 06/15/2016                            20,000               744
Tribune Co. Cvt. Pfd.
     2.000% due 05/15/2029                             6,600               595
                                                                 -------------
                                                                         3,174
                                                                 -------------
Utilities 1.1%
Enron Corp. Cvt. Pfd.
     7.000% due 07/31/2002                            18,000               478
                                                                 -------------

Total Convertible Preferred Stock                                        9,683
(Cost $11,085)                                                   -------------

COMMON STOCKS 1.1%

Health Care 1.1%
Elan Corp. PLC SP - ADR (b)                           10,114               490
                                                                 -------------
Total Common Stocks                                                        490
(Cost $374)                                                      -------------


           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 161

Convertible Fund
September 30, 2001 (Unaudited)

                                              Principal
                                                 Amount            Value
                                                 (000s)           (000s)

SHORT-TERM INSTRUMENTS 6.7%

Commercial Paper 6.3%
Abbey National North America
     3.470% due 10/31/2001                   $    1,000       $      997
Fannie Mae
     3.150% due 10/01/2001                        1,700            1,700
                                                              ----------
                                                                   2,697
                                                              ----------
Repurchase Agreement 0.4%
State Street Bank
     2.600% due 10/01/2001                          183              183
     (Dated 09/28/2001. Collateralized by
     Federal Home Loan Bank 3.970% due
     09/26/2003 valued at $191. Repurchase
     proceeds are $183.)
                                                              ----------
Total Short-Term Instruments                                       2,880
(Cost $2,880)                                                 ----------

Total Investments (a) 98.1%                                   $   42,407
(Cost $46,997)

Other Assets and Liabilities (Net) 1.9%                              818
                                                              ----------

Net Assets 100.0%                                             $   43,225
                                                              ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                $    1,409

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                  (5,999)
                                                              ----------

Unrealized depreciation-net                                   $   (4,590)
                                                              ----------
(b) Non-income producing security.

(c) Principal amount denoted in indicated currency:

        EC - Euro

162 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
European Convertible Fund
September 30, 2001 (Unaudited)

                                                   Principal
                                                      Amount             Value
                                                      (000s)            (000s)

CONVERTIBLE BONDS & NOTES (b)(c) 76.7%

Banking & Finance 32.4%
Axa
     2.500% due 01/01/2014                    EC         165     $         135
CIBA Specialty Chemical
Investments Ltd.
     1.250% due 07/24/2003                     $         200               190
Fortis (NL) NV
     1.500% due 07/29/2004                    EC         200               188
Swiss Life Finance Ltd.
     2.000% due 05/20/2003                     $         200               208
     0.750% due 05/20/2005                    SF         250               150
     2.000% due 05/20/2005                     $         200               206
Swiss Re America
     2.250% due 06/10/2004                               150               149
Verizon Global Funding
     5.750% due 04/01/2003                               200               205
     4.250% due 09/15/2005                               200               202
                                                                 -------------
                                                                         1,633
                                                                 -------------
Consumer Discretionary 3.0%
Koninklijke Ahold NV
     4.000% due 05/19/2005                    EC         150               150
                                                                 -------------
Health Care 5.8%
Roche Holdings, Inc.
     0.000% due 04/20/2010                     $         200               116
     0.000% due 01/19/2015                               250               177
                                                                 -------------
                                                                           293
                                                                 -------------
Industrial 32.2%
Finmeccanica SpA
     2.000% due 06/08/2005                    EC         200               180
France Telecom
     4.125% due 11/29/2004                               250               215
Hutchison Whampoa International
     2.875% due 09/15/2003                     $         200               193
Nestle Australia Ltd.
     1.250% due 04/27/2005                               200               203
Siemens Nederland NV
     1.000% due 08/10/2005                    EC         200               164
Sol Media Europe BV
     1.000% due 09/15/2004                               100                89
Tecnost International NV
     1.000% due 11/03/2005                               200               172
Usinor
     3.875% due 01/01/2005                               248               216
Vivendi Universal
     1.250% due 01/01/2004                               226               194
                                                                 -------------
                                                                         1,626
                                                                 -------------
Technology 3.3%
STMicroelectronics NV
     0.000% due 11/16/2010                     $         250               165
                                                                 -------------

Total Convertible Bonds & Notes                                          3,867
(Cost $4,002)                                                    -------------

COMMON STOCKS 4.3%

                                                      Shares
Communications 2.6%
Vodafone Group PLC SP- ADR                             6,032               132
                                                                 -------------
Health Care 1.7%
Elan Corp. PLC SP - ADR                                1,815                88
                                                                 -------------

Total Common Stocks                                                        220
(Cost $270)                                                      -------------

SHORT-TERM INSTRUMENTS 18.0%

Commercial Paper 13.9%
Fannie Mae
     3.150% due 10/01/2001                               600               600
Swedbank, Inc.
     3.570% due 11/20/2001                               100                99
                                                                 -------------
                                                                           699
                                                                 -------------
Repurchase Agreement 4.1%
State Street Bank
     2.600% due 10/01/2001                               207               207
     (Dated 09/28/2001. Collateralized by Federal
     Home Loan Bank 4.750% due 06/04/2003
     valued at $214. Repurchase proceeds are $207.)
                                                                 -------------
Total Short-Term Instruments                                               906
(Cost $906)                                                      -------------

Total Investments (a) 99.0%                                      $       4,993
(Cost $5,178)

Other Assets and Liabilities (Net) 1.0%                                     49
                                                                 -------------

Net Assets 100.0%                                                $       5,042
                                                                 -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                   $          31

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                          (216)
                                                                 -------------
Unrealized depreciation-net                                      $        (185)
                                                                 -------------

(b) Foreign forward currency contracts outstanding at September 30, 2001:

                                     Principal
                                        Amount
                                    Covered by        Settlement     Unrealized
   Type            Currency           Contract             Month   Appreciation
--------------------------------------------------------------------------------
   Sell                  EC              1,967           10/2001 $           11
   Sell                  SF                242           11/2001              1
                                                                 --------------
                                                                             12
                                                                 --------------
(c) Principal amount denoted in indicated currency:
     EC - Euro
     SF - Swiss Franc

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 163

Schedule of Investments
StocksPLUS Fund
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)

CORPORATE BONDS & NOTES 28.3%

Banking & Finance 11.5%
Atlas Reinsurance PLC
     8.540% due 10/04/2004 (d)                        $     7,000     $    7,000
Bear Stearns Co., Inc.
     6.125% due 02/01/2003                                  1,100          1,138
     4.655% due 05/24/2004 (d)                             21,600         21,646
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                                    560            579
Capital One Bank
     3.552% due 06/23/2003 (d)                              5,400          5,381
Chrysler Financial Corp. LLC
     4.321% due 02/10/2003 (d)                              9,600          9,487
Donaldson, Lufkin & Jenrette, Inc.
     4.150% due 04/25/2003 (d)                              6,900          6,926
Golden State Holdings
     4.678% due 08/01/2003 (d)                              6,000          5,901
Lehman Brothers Holdings, Inc.
     3.762% due 06/03/2002 (d)                                600            601
     4.230% due 07/06/2004 (d)                              3,005          3,007
Nacional Financiera
     5.463% due 05/08/2003 (d)                              6,000          6,096
National Australia Bank Ltd.
     4.186% due 05/19/2010 (d)                             11,700         11,731
NationsBank Corp.
     3.733% due 02/18/2002 (d)                                100            100
Old Kent Bank
     4.428% due 11/01/2005 (d)                              4,500          4,496
Republic New York Corp.
     5.000% due 10/28/2002 (d)                                100            102
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (d)                              3,454          3,472
     4.305% due 02/11/2003 (d)                              5,000          5,010
Trinom Ltd.
     7.910% due 12/18/2004 (d)                              1,200          1,200
Western Capital
     9.440% due 01/07/2003                                  7,300          7,300
                                                                      ----------
                                                                         101,173
                                                                      ----------
Industrials 11.2%
Air Canada
     6.037% due 07/31/2005 (d)                              8,727          8,332
Cemex SA de CV
     9.250% due 06/17/2002                                    300            311
Clear Channel Communications, Inc.
     3.700% due 06/15/2002 (d)                                600            602
CSX Corp.
     3.202% due 06/24/2002 (d)                              6,900          6,905
Enron Corp.
     8.000% due 08/15/2005                                  1,100          1,138
Kroger Co.
     7.150% due 03/01/2003                                 12,115         12,689
Petroleos Mexicanos
     6.905% due 07/15/2005 (d)                             20,000         20,076
Philip Morris Cos., Inc.
     4.240% due 12/04/2001 (d)                              8,800          8,813
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                                 29,900         30,608
TCI Communications, Inc.
     4.486% due 03/11/2003 (d)                              4,000          4,025
Walt Disney Co.
     3.900% due 09/15/2003                                  4,700          4,691
                                                                      ----------
                                                                          98,190
                                                                      ----------
Utilities 5.6%
Central Power & Light Co.
     4.676% due 11/23/2001 (d)                              3,600          3,605
Entergy Arkansas, Inc.
     7.720% due 03/01/2003                                  3,700          3,878
Georgia Power Co.
     5.250% due 05/08/2003                                  3,800          3,882
Sprint Capital Corp.
     4.268% due 06/10/2002 (d)                              1,100          1,103
Texas Utilities Corp.
     5.940% due 10/15/2001                                 28,725         28,777
     6.410% due 11/21/2001                                  1,000          1,004
Williams Cos., Inc.
     4.570% due 11/15/2001 (d)                              6,900          6,910
                                                                      ----------
                                                                          49,159
                                                                      ----------
Total Corporate Bonds & Notes                                            248,522
(Cost $246,279)                                                       ----------

U.S. TREASURY OBLIGATIONS 15.8%

Treasury Inflation Protected Securities (g)
     3.625% due 07/15/2002 (b)                            108,287        110,183
     3.625% due 01/15/2008                                 20,038         20,796
     3.875% due 01/15/2009                                  1,518          1,598
U.S. Treasury Notes
     5.625% due 11/30/2002                                  5,800          6,002
                                                                      ----------
Total U.S. Treasury Obligations                                          138,579
(Cost $135,374)                                                       ----------

MORTGAGE-BACKED SECURITIES 60.1%

Collateralized Mortgage Obligations 7.8%
Bank Mart
     6.883% due 03/01/2019 (d)(j)                           3,749          3,799
Countrywide Home Loans
     6.050% due 04/25/2029                                  3,355          3,406
CS First Boston Mortgage Securities Corp.
     6.960% due 06/20/2029                                  1,091          1,123
DLJ Acceptance Trust
     7.620% due 10/17/2020 (d)                                103            105
Fannie Mae
     6.728% due 04/25/2020 (d)                                 17             17
     6.500% due 05/18/2024                                  2,015          2,043
Freddie Mac
     6.500% due 08/15/2023                                  4,017          4,067
Fund America Investors Corp. II
     7.380% due 06/25/2023 (d)                                 78             77
General Electric Capital Mortgage Services, Inc.
     6.300% due 09/25/2023                                    803            812
     6.250% due 10/25/2028                                    429            433
     6.250% due 12/25/2028                                  1,454          1,454
Government National Mortgage Association
     4.010% due 09/20/2030 (d)                                188            188
Greenwich Capital Acceptance, Inc.
     7.084% due 04/25/2022 (d)                                 77             77
     7.122% due 10/25/2022 (d)                                  2              2
Housing Securities, Inc.
     7.320% due 07/25/2032 (d)                                352            352
Norwest Asset Securities Corp.
     6.750% due 08/25/2029                                  5,345          5,401
PNC Mortgage Securities Corp.
     6.625% due 03/25/2028                                  4,845          4,873
     7.500% due 10/25/2030 (d)                              3,306          3,364
Resecuritization Mortgage Trust
     4.040% due 04/26/2021 (d)                                121            121
Residential Funding Mortgage Securities, Inc.
     6.664% due 03/25/2018 (d)                              1,249          1,246
Resolution Trust Corp.
     8.000% due 06/25/2026                                    185            186
Salomon Brothers Mortgage Securities VII
     1.000% due 12/25/2030 (d)                             18,025         18,457
Structured Asset Mortgage Investments, Inc.
     9.081% due 06/25/2029 (d)                             12,503         13,489
Structured Asset Securities Corp.
     7.209% due 09/25/2036 (d)                                595            606
TMA Mortgage Funding Trust
     3.041% due 01/25/2029 (d)                              3,243          3,243
                                                                      ----------
                                                                          68,941
                                                                      ----------


164 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)

Fannie Mae 14.2%
     6.252% due 12/01/2023 (d)                         $       17     $       17
     6.328% due 11/01/2027-04/01/2028 (d)(i)                  405            410
     6.446% due 07/01/2018-08/01/2029 (d)(i)                1,450          1,468
     6.500% due 09/01/2005                                  3,827          3,937
     6.764% due 02/01/2027 (d)                                 29             29
     6.867% due 04/01/2018 (d)                                 89             90
     7.500% due 10/15/2031                                 80,000         83,174
     7.900% due 05/01/2022 (d)                                139            139
     8.000% due 10/15/2031 (d)                             34,000         35,647
                                                                      ----------
                                                                         124,911
                                                                      ----------
Freddie Mac 0.6%
     6.000% due 10/15/2031 (d)                              2,000          1,996
     6.768% due 07/01/2019 (d)                              2,142          2,179
     7.616% due 12/01/2022 (d)                                422            432
     8.161% due 06/01/2022 (d)                                218            224
     8.500% due 04/01/2025-06/01/2025 (i)                      98            106
                                                                      ----------
                                                                           4,937
                                                                      ----------
Government National Mortgage Association 37.4%
     6.750% due 07/20/2018-08/20/2026 (d)(i)               11,321         11,672
     7.000% due 10/22/2031 (d)                              8,000          8,307
     7.125% due 12/20/2022-12/20/2027 (d)(i)                4,636          4,792
     7.375% due 02/20/2026-02/20/2028 (d)(i)               10,978         11,201
     7.500% due 08/15/2028-10/22/2031 (i)                 141,950        148,229
     8.000% due 04/15/2030-10/22/2031 (i)                 130,000        136,501
     8.500% due 10/22/2031 (d)                              7,000          7,431
                                                                      ----------
                                                                         328,133
                                                                      ----------
Stripped Mortgage-Backed Securities 0.1%
California Federal Bank (IO)
     7.276% due 07/25/2018 (d)                                 16             16
Fannie Mae (IO)
     7.000% due 07/25/2006                                     60              1
     6.500% due 09/25/2008                                    116              9
     6.500% due 02/25/2021                                    873             27
     7.000% due 07/25/2021                                    446             43
     6.500% due 03/25/2023                                  1,926            225
Freddie Mac (IO)
     6.500% due 08/15/2006                                    362              6
J.P. Morgan & Co., Inc. (IO)
     7.664% due 01/25/2018 (d)                                122            119
                                                                      ----------
                                                                             446
                                                                      ----------
Total Mortgage-Backed Securities                                         527,368
(Cost $522,768)                                                       ----------

ASSET-BACKED SECURITIES 7.7%

AFC Home Equity Loan Trust
     2.811% due 06/25/2028 (d)                              4,624          4,612
Amresco Residential Securities Mortgage Loan Trust
     2.851% due 07/25/2027 (d)                                 15             15
Argentina Funding Corp.
     3.317% due 05/20/2003 (d)                             16,000         16,027
Bayview Financial Acquisition Trust
     3.211% due 02/25/2029 (d)                              3,680          3,691
Cross Country Master Credit Card Trust II
     3.987% due 06/15/2006 (d)                             15,400         15,517
Green Tree Home Improvement Loan Trust
     3.707% due 11/15/2029 (d)                              4,386          4,391
Green Tree Recreational, Equipment, & Consumables
     6.430% due 04/17/2006                                    502            507
Novastar Home Equity Loan
     2.936% due 04/25/2028 (d)                              1,863          1,864
SallieMae
     5.141% due 07/25/2004 (d)                                126            126
     4.203% due 10/25/2005 (d)                              4,328          4,335
     4.263% due 04/25/2006 (d)                              1,931          1,929
Starwood Hotel
     7.241% due 02/23/2003                                  7,735          7,397
USAA Auto Loan Grantor Trust
     6.100% due 02/15/2006                                  6,676          6,852
                                                                      ----------
Total Asset-Backed Securities                                             67,263
(Cost $67,081)                                                        ----------

SOVEREIGN ISSUES 3.8%

Hydro-Quebec
     5.187% due 09/29/2049 (d)                              1,200          1,056
Republic of Brazil
     7.375% due 04/15/2006 (d)                             23,960         19,947
Republic of Croatia
     7.000% due 02/27/2002                                  3,000          3,027
Republic of Panama
     7.930% due 05/10/2002                                    549            548
United Mexican States
     7.570% due 04/07/2004 (d)                              9,000          9,203
                                                                      ----------
Total Sovereign Issues                                                    33,781
(Cost $35,983)                                                        ----------

FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.4%

Commonwealth of New Zealand
     4.500% due 02/15/2016                              N$  9,750          4,277
United Mexican States
     8.750% due 05/30/2002                              BP  3,000          4,438
     7.000% due 06/02/2003                              C$  6,000          3,833
                                                                      ----------
Total Foreign Currency-Denominated Issues                                 12,548
(Cost $15,271)                                                        ----------

PURCHASED CALL OPTIONS 0.0%

U.S. Treasury Note (OTC)
     6.000% due 12/31/2001
     Strike @ 116.000 Exp. 11/26/2001                      95,000             15
                                                                      ----------
Total Purchased Call Options                                                  15
(Cost $20)                                                            ----------

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 92.500 Exp. 12/14/2001                      108,000              1
     Strike @ 95.250 Exp. 12/17/2001                       49,000              0
     Strike @ 93.500 Exp. 12/17/2001                       58,000              1
Eurodollar June Futures (CME)
     Strike @ 93.750 Exp. 06/17/2002                       94,000              1
Fannie Mae (OTC)
     7.500% due 12/13/2031
     Strike @ 92.625 Exp. 12/06/2001                       80,000              6
Government National Mortgage Association
     8.000% due 10/22/2031
     Strike @ 93.970 Exp. 10/22/2001                       40,000              0
Government National Mortgage Association
     8.000% due 12/20/2031
     Strike @ 93.940 Exp. 12/13/2001                      135,000             16
PNC Mortgage Securities (OTC)
     7.500% due 05/25/2040
     Strike @ 100.000 Exp. 04/01/2005                       6,200              0
                                                                      ----------
Total Purchased Put Options                                                   25
(Cost $38)                                                            ----------

PREFERRED SECURITY 0.1%

                                                           Shares
DG Funding Trust
     5.960% due 12/29/2049 (d)                                110          1,133
                                                                      ----------
Total Preferred Security                                                   1,133
(Cost $1,102)                                                         ----------

PREFERRED STOCK 0.9%

TCI Communications, Inc.
     9.720% due 12/31/2036                                303,565          7,680
                                                                      ----------
Total Preferred Stock                                                      7,680
(Cost $7,995)                                                         ----------


           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 165

StocksPLUS Fund
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

SHORT-TERM INSTRUMENTS 27.3%

Commercial Paper 25.8%
CDC
     3.380% due 10/01/2001                            $    42,000   $    42,000
Fannie Mae
     3.150% due 10/01/2001                                121,000       121,000
Federal Home Loan Bank
     3.000% due 10/01/2001                                 22,000        22,000
UBS Finance, Inc.
     3.450% due 10/01/2001                                 42,000        42,000
                                                                     -----------
                                                                        227,000
                                                                     -----------
U.S. Treasury Bills 1.5%
     2.869% due 10/18/2001-02/07/2002 (b)(i)               13,135        13,066
                                                                     -----------
Total Short-Term Instruments                                            240,066
(Cost $240,072)                                                      -----------

Total Investments (a) 145.4%                                        $ 1,276,980
(Cost $1,271,983)

Written Options (c) (0.0%)                                                  (28)
(Premiums $236)

Other Assets and Liabilities (Net) (45.4%)                             (398,702)
                                                                    ------------
Net Assets 100.0%                                                   $   878,250
                                                                    ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    11,156


Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (6,159)
                                                                    ------------

Unrealized appreciation-net                                         $     4,997
                                                                    ------------
(b) Securities with an aggregate market value of $98,839 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------
Eurodollar June Futures (06/2002)                           47         $    236
Eurodollar September Futures (09/2002)                      52              247
Eurodollar December Futures (12/2002)                       82              358
Eurodollar March Futures (03/2003)                          82              321
S&P 500 Index (12/2001)                                  2,573          (80,155)
U.S. Treasury 5 Year Note (12/2001)                        977             (508)
                                                                       ---------
                                                                       $(79,501)
                                                                       ---------

(c) Premiums received on written options:

                                           # of
Type                                  Contracts        Premium          Value
--------------------------------------------------------------------------------
Put - CME Eurodollar June Futures
     Strike @ 95.500 Exp. 06/17/2002        184        $   134        $    11

Put - CME Eurodollar June Futures
     Strike @ 95.750 Exp. 06/17/2002         94             57              9

Put - CME Eurodollar June Futures
     Strike @ 96.000 Exp. 06/17/2002         60             45              8
                                                       ----------------------
                                                       $   236        $    28
                                                       ----------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.
(e) Foreign forward currency contracts outstanding at September 30, 2001:

                      Principal
                         Amount                                   Unrealized
                     Covered by        Settlement              Appreciation/
Type   Currency        Contract             Month             (Depreciation)
--------------------------------------------------------------------------------
Sell         BP           3,902           10/2001               $           0
Sell         C$           6,736           10/2001                          41
Sell         EC           2,737           10/2001                          17
Sell         JY         436,697           10/2001                         (28)
Sell         N$          10,942           10/2001                         349
                                                                -------------
                                                                $         379
                                                                -------------

(f)  Principal amount denoted in indicated currency:

        BP - British Pound
        C$ - Canadian Dollar
        EC - Euro
        JY - Japanese Yen
        N$ - New Zealand Dollar

(g)  Principal amount of the security is adjusted for inflation.

(h)  Swap agreements outstanding at September 30, 2001:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.160%.

Broker: J.P. Morgan Chase & Co.
Exp. 09/24/2002                                        $    33       $      0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.180%.

Broker: J.P. Morgan Chase & Co.
Exp. 10/03/2002                                             39              0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.280%.

Broker: J.P. Morgan Chase & Co.
Exp. 04/30/2002                                             12              0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.320%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/20/2002                                             55              0

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/19/2002                                         15,500             14

Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of the Bank One Corp. 6.500% due 02/01/2006.

Broker: Merrill Lynch
Exp. 08/12/2002                                         17,000             (6)
                                                                     --------
                                                                     $      8
                                                                     --------


166 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Restricted security.

(k) Reverse repurchase agreements were entered into on September 21, 2001 paying interest at 2.500%. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                             Maturity         Value
--------------------------------------------------------------------------------
Government National Mortgage Assn. 6.375%      03/20/2026          $    2,450
Government National Mortgage Assn. 6.375%      02/20/2026                 513
Government National Mortgage Assn. 6.375%      06/20/2027                 219
Government National Mortgage Assn. 7.750%      08/20/2026                 191
Government National Mortgage Assn. 7.750%      09/20/2022               2,920
Government National Mortgage Assn. 6.375%      04/20/2027               3,799
Government National Mortgage Assn. 6.375%      05/20/2026               1,857
Government National Mortgage Assn. 6.375%      01/20/2028               1,934
Government National Mortgage Assn. 7.500%      08/15/2029                 819
Fannie Mae 6.500%                              09/01/2005               3,937
                                                                   ----------
                                                                   $   18,639
                                                                   ----------

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 167

Schedule of Investments
Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)

MUNICIPAL BONDS & NOTES 105.5%

Arizona 2.8%
Phoenix Industrial Development Authority Revenue Bonds,
(GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016                                    $      780    $     822

Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998 5.375% due 06/01/2010                             1,210        1,293

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997-A 6.500% due 09/01/2004                             880          969
                                                                       ---------
                                                                           3,084
                                                                       ---------
California 7.9%
Alameda, California Harbor Bay Business Park
Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006                                           360          368

Capistrano, California Unified School District Special
Tax Bonds, Series 1999 5.000% due 09/01/2008                    350          358

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027                                         1,500        1,023

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026                                         1,565        1,071

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                         1,000          284

Irvine, California Special Assessment Bonds,
(MBIA-IBC Insured), Series 1998
4.800% due 09/02/2004                                           150          154
4.900% due 09/02/2005                                           310          320
5.000% due 09/02/2006                                           150          155

Irvine, California Special Assessment Bonds, Series 1999
5.000% due 09/02/2005                                           350          362
5.100% due 09/02/2006                                           535          553
5.200% due 09/02/2007                                           255          263

Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006                                           350          366

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Revenue Bonds, Series 1984
7.550% due 11/01/2008                                         1,075        1,193

Orange County, California Improvement Bonds, Series 1998-A
4.900% due 09/02/2005                                           245          252

Pittsburg, California Infrastructure Refunding
Bonds, Series 1998-A
4.900% due 09/02/2003                                           150          156
5.000% due 09/02/2004                                           150          158

Riverside County, California Special
Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005                                           170          173

Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004                                           345          350

Sacramento County, California Refunding Bonds, Series 1998
4.900% due 09/02/2005                                           300          304

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                           350          364

West Sacramento, California Refunding Bonds, Series 1998
5.000% due 09/02/2004                                           350          355
                                                                       ---------
                                                                           8,582
                                                                       ---------
Colorado 4.2%
Colorado Housing & Finance Authority Revenue Bonds,
(FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022                                          1,000       1,049

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-B3 6.700% due 10/01/2016                             250         280

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-D3 6.750% due 04/01/2015                             250         286

Colorado Housing & Financial Authority Revenue Bonds,
Series 2000 5.150% due 08/01/2007                                500         513

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2009                            1,390       1,378

Meridian Metro District of Colorado General Obligation
Bonds, (Asset Guaranty), Series 2001
4.125% due 12/01/2009                                          1,075       1,068
                                                                       ---------
                                                                           4,574
                                                                       ---------
Connecticut 5.7%
Connecticut State General Obligation Bonds, Series 2001
7.010% due 12/15/2012                                          5,000       6,224
                                                                       ---------
Florida 1.0%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                            210         214

Orange County, Florida Health Facilities Authority
Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                            290         338

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A 6.043% due 10/01/2015                              500         500
                                                                       ---------
                                                                           1,052
                                                                       ---------
Georgia 0.2%
Georgia Municipal Electric Authority Revenue Bonds,
(MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012                                            200         231
                                                                       ---------
Hawaii 2.4%
Hawaii State Housing Financial & Development Corporation
Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029                                          1,470       1,485

Honolulu Hawaii City & County General Obligation Bonds,
(MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008                                          1,000       1,097
                                                                       ---------
                                                                           2,582
                                                                       ---------
Illinois 5.2%
Chicago, Illinois Board of Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                          1,000         361

Chicago, Illinois General Obligation Bonds, (MBIA Insured),
Series 2001 0.000% due 01/01/2020 (c)                          1,290         812

Fox Lake, Illinois Water & Sewer Revenue Bonds,
(AMBAC Insured), Series 1996
5.750% due 05/01/2013                                          1,135       1,221

Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 8.320% due 07/01/2012                              2,000       2,242

Palatine Illinois Tax Increment Revenue Bonds,
(AMBAC Insured), Series 1998
5.250% due 01/01/2017                                          1,000       1,031
                                                                       ---------
                                                                           5,667
                                                                       ---------

168 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Indiana 5.7%
Danville, Indiana Multi-School Building General
Obligation Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008                                     $   485      $    487
4.750% due 07/15/2009                                         200           210
5.000% due 07/15/2010                                         180           192
4.250% due 07/15/2011                                         290           291
4.400% due 01/15/2012                                         170           170
4.500% due 01/15/2013                                         190           190
4.650% due 01/15/2014                                         210           210
4.750% due 01/15/2015                                         235           235
4.850% due 01/15/2016                                         295           295

Hamilton Southeastern Indiana Construction School
Building Revenue Bonds, (FSA State Aid Withholding Insured),
Series 2001 5.000% due 07/15/2010                             760           808

Indianapolis, Indiana Local Public Improvement Bonds
Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                       1,000         1,198

La Porte Indiana Multi School Building Revenue Bonds,
(MBIA Insured), Series 2001
5.250% due 01/15/2013                                       1,000         1,067

South Bend, Indiana Redevelopment Authority Lease
Revenue Bonds, Series 2000
5.100% due 02/01/2011                                         405           425
5.200% due 02/01/2012                                         230           242
5.500% due 02/01/2015                                         180           188
                                                                       --------
                                                                          6,208
                                                                       --------
Kentucky 5.3%
Kentucky State Turnpike Authority Economic Development
Road Revenue Bonds, Series 1993
8.440% due 06/06/2012 (d)                                   5,000         5,750
                                                                       --------
Louisiana 0.2%
Louisiana Local Government Revenue Bonds,
(MBIA Insured), Series 2000
5.700% due 01/01/2010                                         250           270
                                                                       --------
Massachusetts 3.8%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993
5.950% due 10/01/2008                                       1,500         1,580

Massachusetts State Development Finance Agency
Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                         400           400

Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998
4.700% due 11/01/2007                                         210           217
4.800% due 11/01/2008                                          90            93

Massachusetts State General Obligation Ltd. Bonds,
(MBIA-IBC Insured), Series 1993
5.500% due 02/01/2011                                       1,000         1,053

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014                                         500           550

Massachusetts State Health Facilities
Authority Revenue Bonds, Series 1993
5.500% due 10/01/2002                                         270           269
                                                                       --------
                                                                          4,162
                                                                       --------
Michigan 3.0%
Michigan State Environmental Protection General
Obligation Bonds, Series 1992
6.250% due 11/01/2012                                       1,100         1,290

Michigan State Strategic Fund Ltd. Obligation
Revenue Bonds, Series 2001
5.450% due 09/01/2029                                       2,000         2,002
                                                                       --------
                                                                          3,292
                                                                       --------
Minnesota 1.0%
New Richland, Minnesota Revenue Bonds,
Series 1998 4.500% due 08/01/2004                           1,000         1,039
                                                                       --------
Missouri 0.9%
Missouri State Housing Development Community
Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016                                       1,000         1,029
                                                                       --------
Nevada 0.4%
Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 7.580% due 05/15/2028 (d)                         500           480
                                                                       --------
New Hampshire 2.8%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 07/01/2016                                       2,980         3,031
                                                                       --------
New Jersey 21.6%
New Jersey Economic Development Authority Revenue
Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028                                       4,000         3,845

New Jersey Economic Development Authority
Revenue Bonds, Series 1998
5.600% due 01/01/2012                                       1,000           943
6.375% due 04/01/2018                                       1,500         1,572
6.375% due 04/01/2031                                       8,000         8,356
6.500% due 04/01/2031                                       2,115         2,244
0.000% due 04/01/2013                                       1,595           836

New Jersey Economic Development Authority Revenue
Bonds, Series 1999 6.625% due 09/15/2012                    3,500         3,118

New Jersey State Highway Authority Garden Street
Parkway General Revenue Bonds, (FGIC Insured),
Series 2001 5.500% due 01/01/2015                           2,500         2,721
                                                                       --------
                                                                         23,635
                                                                       --------
New Mexico 0.3%
Santa Fe County, New Mexico El Castillo Retirement
Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007                                         315           300
                                                                       --------
New York 1.9%
Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                       1,000         1,070

New York State Dormitory Authority Revenue Bonds,
(ACA Insured), Series 2000
5.850% due 07/01/2010                                       1,000         1,060
                                                                       --------
                                                                          2,130
                                                                       --------
North Dakota 1.9%
Mercer County, North Dakota Pollution Control Revenue
Bonds, Series 1991 6.900% due 02/01/2019                    2,000         2,045
                                                                       --------
Oklahoma 0.9%
Oklahoma Housing Finance Agency Single Family Revenue
Bonds, Series 2001 0.000% due 09/01/2032                    6,750         1,025
                                                                       --------
Pennsylvania 2.9%
Delaware County, Pennsylvania Hospital Revenue Bonds,
Series 1998 4.900% due 12/01/2008                             100            98

Delaware County, Pennsylvania Industrial Development
Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008                                         725           786

Pennsylvania Convention Center Revenue Bonds,
(MBIA-IBC Insured), Series 1994
6.750% due 09/01/2019                                       2,000         2,234
                                                                       --------
                                                                          3,118
                                                                       --------

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 169

Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                                   Principal
                                                                      Amount            Value
                                                                      (000s)           (000s)
Puerto Rico 0.9%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000 5.750% due 07/01/2010                           $     750        $     829
6.000% due 07/01/2026                                                    150              161
                                                                                    -----------
                                                                                          990
                                                                                    -----------

South Carolina 2.6%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999
5.700% due 07/01/2012                                                  1,000            1,033

South Carolina State Public Service Authority Revenue
Bonds, Series 1993 6.838% due 06/28/2013 (d)                           1,700            1,842
                                                                                    -----------
                                                                                        2,875
                                                                                    -----------
Tennessee 1.7%
Nashville & Davidson County, Tennessee Revenue Bonds,
Series 1998 4.450% due 08/01/2007                                      1,000            1,031

Sullivan County, Tennessee Industrial Development
Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015                                                    750              803
                                                                                    -----------
                                                                                        1,834
                                                                                    -----------

Texas 13.1%
Bexar County, Texas Housing Finance Corporate Multi-Family
Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011                                                    900              928

Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                                  2,190              338

Brazos River Authority Texas Revenue Bonds, (MBIA Insured),
Series 1998 4.900% due 10/01/2015                                      1,500            1,531

Dallas-Fort Worth International Airport Facility Improvement
Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                                  1,000              967

Del Rio Texas Waterworks & Sewer System Revenue
Bonds, (MBIA Insured), Series 1993
5.500% due 06/01/2015                                                  2,400            2,476

Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029                                                  1,000              782

Houston, Texas Water & Sewer System Revenue Bonds,
(FSA Insured), Series 2001
5.500% due 12/01/2017                                                  1,000            1,049

Katy, Texas Independent School District General
Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024                                                  1,500            1,399

Lamar, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020                                                  1,750            1,671

Midlothian, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018                                                  1,000              382

Red River, Texas Educational Finance Revenue Bonds,
Series 2000 5.750% due 05/15/2017                                        750              800

Rio Grande City, Texas Construction Independent School
District General Obligation Bonds, (PSF-GTD Insured),
Series 2000 5.875% due 08/15/2018                                      1,825            1,970
                                                                                    -----------
                                                                                       14,293
                                                                                    -----------
Virginia 1.1%
Roanoke, Virginia Industrial Development Authority
Hospital Revenue Bonds, Series 1995
2.750% due 07/01/2019 (d)                                              1,200            1,200
                                                                                    -----------

Washington State 2.9%
Washington State General Obligation Bonds,
Series 1998 5.250% due 07/01/2012                                      3,000            3,168
                                                                                    -----------

West Virginia 1.2%
West Virginia State Parkways Economic Development &
Tourism Authority Revenue Bonds, (FGIC Insured),
Series 1993 8.995% due 05/16/2019 (d)                                  1,200            1,308
                                                                                    -----------

Total Municipal Bonds & Notes                                                         115,178
(Cost $111,647)                                                                     -----------


U.S. TREASURY OBLIGATIONS 0.3%

Treasury Inflation Protected Securities
       3.375% due 01/15/2007 (b)(e)                                      280              288
                                                                                    -----------
Total U.S. Treasury Obligations                                                           288
(Cost $285)                                                                         -----------


SHORT-TERM INSTRUMENTS 0.3%

Money Market Fund 0.3%
SSgA Tax Free Money Market
       1.940% due 10/01/2001                                             334              334
                                                                                    -----------
Total Short-Term Instruments                                                              334
(Cost $334)                                                                         -----------

Total Investments (a) 106.1%                                                        $ 115,800
(Cost $112,266)

Other Assets and Liabilities (Net) (6.1%)                                              (6,676)
                                                                                    -----------

Net Assets 100.0%                                                                   $ 109,124
                                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                                       $   4,316

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                          (782)
                                                                                    -----------

Unrealized appreciation-net                                                         $   3,534
                                                                                    -----------

(b) Securities with an aggregate market value of $288 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                      # of          Unrealized
Type                                                             Contracts      (Depreciation)
-----------------------------------------------------------------------------------------------
Municipal Bond (12/2001)                                                45              $ (21)
U.S. Treasury 30 Year Bond (12/2001)                                    75               (143)
                                                                                    -----------
                                                                                        $(164)
                                                                                    -----------

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

170 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Short Duration Municipal Income Fund
September 30, 2001 (Unaudited)

                                                               Principal
                                                                  Amount        Value
                                                                  (000s)       (000s)
MUNICIPAL BONDS & NOTES 98.2%

Alaska 0.7%
Valdez, Alaska Marine Term Ref-Exxon Pipeline Co.
Revenue Bonds, Series 1993
2.650% due 12/01/2033 (b)                                         $  100       $  100
                                                                               --------
Arizona 3.4%
Maricopa County, Arizona Pollution Control Revenue Bonds,
Series 1994 2.650% due 05/01/2029 (b)                                500          500
                                                                               --------

California 7.2%
East Bay, California Municipal Utility District Water
System Revenue Bonds, (MBIA Insured), Series 1993
5.200% due 06/01/2008                                              1,000        1,056
                                                                               --------

Colorado 3.5%
Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2002                                  500          506
                                                                               --------

Florida 16.8%
Atlantic Beach, Florida Health Care Revenue Bonds,
(ACA Insured), Series 1999
5.000% due 10/01/2001                                                500          500

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured),
Series 1997 4.840% due 12/01/2017 (b)                                500          465

Orange County, Florida School Board Certificate of
Participation Bonds, (AMBAC Insured), Series 2000
2.650% due 08/01/2025 (b)                                            195          195

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A 4.143% due 10/01/2015 (b)                              750          750

Palm Beach County, Florida Health Facilities Authority
Revenue Bonds, (MBIA-IBC Insured), Series 1993
6.300% due 10/01/2022                                                500          542
                                                                               --------
                                                                                2,452
                                                                               --------
Illinois 6.6%
Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 6.520% due 07/01/2012 (b)                                300          336

Illinois Health Facilities Authority Revenue Bonds,
Series 1977 6.700% due 10/01/2005                                    580          624
                                                                               --------
                                                                                  960
                                                                               --------
Kansas 3.5%
Burlington, Kansas Pollution Control Revenue Bonds,
(MBIA Insured), Series 1991
7.000% due 06/01/2031                                                500          512
                                                                               --------

Louisiana 2.1%
Louisiana State Offshore Terminal Authority Deepwater
Port Revenue Bonds, Series 1992
2.650% due 09/01/2008 (b)                                            300          300
                                                                               --------

Maine 3.9%
Eastport, Maine Industrial Development Revenue Bonds,
(Wachovia Bank Insured), Series 1989
4.750% due 11/15/2001                                                250          251
5.100% due 11/15/2003                                                300          312
                                                                               --------
                                                                                  563
                                                                               --------
Massachusetts 2.5%
Massachusetts Housing Finance Agency Revenue
Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008                                                250          263

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, Series 1985
2.650% due 01/01/2035 (b)                                            100          100
                                                                               --------
                                                                                  363
                                                                               --------

Michigan 4.1%
University of Michigan Revenue Bonds, Series 1992
1.000% due 12/01/2019 (b)                                            300          300

University of Michigan Revenue Bonds, Series 1998
2.700% due 12/01/2024 (b)                                            300          300
                                                                               --------
                                                                                  600
                                                                               --------
Missouri 5.8%
Kansas City, Missouri Industrial Development Authority
Hospital Revenue Bonds, (MBIA Insured), Series 1985
2.650% due 04/15/2015 (b)                                            100          100

Missouri State Development Finance Board Infrastructure
Facility Revenue Bonds, (Canadian Imperial Bank Insured),
Series 1997 2.650% due 12/01/2003 (b)                                100          100

Missouri State Housing Development Community
Mortgage Revenue Bonds, (GNMA/FNMA Insured),
Series 1996 7.100% due 09/01/2027                                    140          145

St. Louis, Missouri Airport Revenue Bonds, Series 2000
6.250% due 01/01/2002                                                500          503
                                                                               --------
                                                                                  848
                                                                               --------
New Jersey 10.8%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998
6.375% due 04/01/2018                                                500          524
6.375% due 04/01/2031                                              1,000        1,045
                                                                               --------
                                                                                1,569
                                                                               --------
New York 4.2%
New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1992
5.900% due 07/01/2005                                                100          102

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999
4.300% due 07/01/2002                                                500          508
                                                                               --------
                                                                                  610
                                                                               --------
Ohio 4.8%
Ohio State Air Quality Development Authority Revenue
Bonds, (Barclays Bank PLC Insured), Series 1995
2.600% due 09/01/2030 (b)                                            300          300

Ohio State Air Quality Development Authority Revenue
Bonds, (Morgan Guaranty Trust Insured), Series 1985
2.700% due 12/01/2015 (b)                                            400          400
                                                                               --------
                                                                                  700
                                                                               --------
Pennsylvania 0.7%
Pennsylvania State Higher Educational Facilities Authority
College & University Revenue Bonds, Series 1986
7.200% due 10/01/2001                                                100          100
                                                                               --------

Puerto Rico 6.4%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 5.750% due 07/01/2010                                    250          276

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
9.178% due 07/01/2023 (b)                                            600          651
                                                                               --------
                                                                                  927
                                                                               --------
Texas 3.3%
Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                                500          484
                                                                               --------

Virginia 2.1%
Roanoke, Virginia Industrial Development Authority Hospital
Revenue Bonds, (First Union National Bank Insured),
Series 1995 2.750% due 07/01/2019 (b)                                300          300
                                                                               --------

Washington State 4.8%
Washington State Health Care Facilities Authority
Revenue Bonds, (Morgan Guaranty Trust Insured),
Series 1991 2.650% due 01/01/2018 (b)                                700          700
                                                                               --------

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 171

Short Duration Municipal Income Fund
September 30, 2001 (Unaudited)

                                                                Principal
                                                                   Amount           Value
                                                                   (000s)          (000s)
Wisconsin 1.0%
Oshkosh, Wisconsin Water Revenue Bonds, Series 1999
4.700% due 01/01/2002                                            $    150        $    150
                                                                                 ----------
Total Municipal Bonds & Notes                                                      14,300
(Cost $13,999)                                                                   ----------

SHORT-TERM INSTRUMENTS 0.3%

Money Market Fund 0.3%
SSgA Tax Free Money Market
       1.940% due 10/01/2001                                           47              47
                                                                                 ----------
Total Short-Term Instruments                                                           47
(Cost $47)                                                                       ----------


Total Investments (a) 98.5%                                                      $ 14,347
(Cost $14,046)

Other Assets and Liabilities (Net) 1.5%                                               219
                                                                                 ----------

Net Assets 100.0%                                                                $ 14,566
                                                                                 ----------


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                   $    328

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                      (27)
                                                                                 ----------

Unrealized appreciation-net                                                      $    301
                                                                                 ----------

(b) Variable rate security. The rate listed is as of September 30, 2001.

172 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
California Intermediate Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                               Principal
                                                                  Amount        Value
                                                                  (000s)       (000s)
MUNICIPAL BONDS & NOTES 101.3%

California 66.7%
A B C California Unified School District General Obligation
Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030                                             $1,850       $  397
0.000% due 08/01/2031                                              1,285          262
0.000% due 08/01/2032                                              1,965          378
0.000% due 08/01/2033                                              1,670          304
0.000% due 08/01/2034                                              1,755          302

Alameda, California Harbor Bay Business Park
Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012                                              3,500        3,572

Anaheim, California Public Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                                                150          160

Antioch, California Public Financing Authority
Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                                                490          506

Bay Area, California Toll Bridge Authority Revenue
Bonds, (AMBAC Insured), Series 2001
2.600% due 04/01/2036 (d)                                          1,300        1,300

California Educational Facilities Authority Revenue
Bonds, Series 1997-A
5.700% due 10/01/2015                                                135          149

California Health Facilities Financing Authority Revenue
Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010                                                350          376

California Health Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 1998
2.550% due 09/01/2028 (d)                                          1,700        1,700

California Housing Finance Agency Revenue Bonds,
(Gov. of Agy Insured), Series 2000
2.400% due 02/01/2031 (d)                                            700          700

California Housing Financial Agency Revenue Bonds,
(AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011                                                100          108

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/2003                                                150          153

California State Department Veteran Affairs Home
Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                                                500          505

California State General Obligation Bonds, (FGIC Insured),
Series 1997 5.000% due 10/01/2004                                    325          347

California State General Obligation Bonds,
(MBIA Insured), Series 1991
6.600% due 02/01/2011                                              1,000        1,204

California State General Obligation Bonds, (MBIA Insured),
Series 1992 7.500% due 10/01/2007                                    400          486

California State General Obligation Bonds, Series 1991
6.500% due 09/01/2010                                              1,730        2,054

California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012                                                400          419

California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005                                                100          107
5.250% due 03/01/2013                                                300          323
5.000% due 03/01/2009                                                750          807

California State Public Works Board Lease Revenue
Bonds, Series 1994-A
6.375% due 11/01/2014                                                500          566

California Statewide Communities Development
Authority Apartment Development Revenue Bonds,
Series 1998-A-3 5.100% due 05/15/2025                              2,000        2,048

California Statewide Communities Development Authority
Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015                                              1,000        1,124

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021                                              2,000        2,401

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                              1,500        1,500

Chico, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011                                                485          514

Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017                                                230          239
6.400% due 09/01/2018                                                120          124

Corona, California Community Facilities District Special
Tax Bonds, Series 1998
5.875% due 09/01/2023                                              1,000        1,010

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993
7.970% due 06/01/2020 (d)                                          6,000        6,570
7.870% due 06/01/2013 (d)                                          3,450        3,809

Evergreen, California School District General Obligation
Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005                                               465          582
10.000% due 09/01/2006                                               380          494

Foothill Eastern Transportation Corridor Agency
California Toll Road Revenue Bonds, (MBIA-IBC Insured),
Series 1999 5.875% due 01/15/2027                                  2,500        1,706

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                              1,000          284

Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005                                                935          940

Irvine, California Improvement Bond Act 1915 Special
Assessment Revenue Bonds, (Canadian Imperial Bank Insured),
Series 1994 2.500% due 09/02/2020 (d)                              1,000        1,000

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995
6.500% due 05/15/2005                                                220          245

Long Beach, California Harbor Revenue Bonds, Series 1993
4.700% due 05/15/2004                                                150          157

Los Altos, California School District General Obligation
Bonds, Series 2001 5.000% due 08/01/2016                             200          208

Los Angeles County, California Transportation Commission
Certificates of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                                500          525

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008                                                390          433

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 173

California Intermediate Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                                        Principal
                                                                           Amount         Value
                                                                           (000s)        (000s)
Los Angeles, California State Building Authority
Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007                                                     $   150       $   159

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010                                                          30            32

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                                         150           178

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.050% due 10/30/2020 (d)                                                     600           694

Murrieta Valley, California Unified School District Special
Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                                         580           592
6.400% due 09/01/2031                                                         700           708

Orange County, California Community Facilities District
Special Tax Bonds, Series 2000
5.600% due 08/15/2011                                                         455           461
5.700% due 08/15/2012                                                         485           490
5.800% due 08/15/2013                                                         600           605
6.200% due 08/15/2018                                                       1,025         1,039

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992 6.200% due 02/14/2011                                           3,250         3,835

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                                         1,000         1,159

Oxnard, California Improvement Bond Act 1915 Special
Assessment Bonds, Series 1997
5.500% due 09/02/2004                                                       1,190         1,221

Pacific Housing & Finance Agency, California Revenue
Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                                                         250           260

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                                       1,000         1,015

Port of Oakland, California Revenue Bonds, (FGIC Insured),
Series 2000 5.500% due 11/01/2009                                             500           556

Rancho, California Water District Financing Authority
Revenue Bonds, (FGIC Insured), Series 1995
5.875% due 11/01/2010                                                         900           985

Redding, California Electric System Revenue Certificates
of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019                                                         500           518

Riverside County, California Asset Leasing Corp.
Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                                         250           276

Sacramento County, California Sanitation District
Financing Authority Revenue Bonds, Series 2000-A
4.900% due 12/01/2007                                                       1,000         1,087
5.100% due 12/01/2009                                                       1,000         1,101
5.100% due 12/01/2010                                                       1,000         1,099

Sacramento, California Municipal Utility District
Revenue Bonds, Series 1983-M
9.000% due 04/01/2013                                                         960         1,282

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FGIC Insured),
Series 1996-12-A 5.625% due 05/01/2005                                        400           434

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(FSA Insured), Series 1998-16A
5.500% due 05/01/2015                                                         300           316

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(MBIA Insured), Series 1996-14A
8.000% due 05/01/2005                                                         500           581

San Jose, California Multifamily Housing Revenue Bonds,
(Bay View Bank & Federal Home Loan Bank Insured),
Series 1999 4.950% due 06/01/2039                                           1,000         1,051

San Jose, California Redevelopment Agency
Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                                         600           697

San Pablo, California Redevelopment Agency
Revenue Bonds, Series 1979
8.000% due 10/01/2011                                                         135           161

Santa Margarita/Dana Point Authority, California
Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                                         150           177

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                                         150           156

Stockton, California Certificates of
Participation, Series 1999
4.750% due 08/01/2006                                                         120           128

Tustin, California Import Bridge Act 1915 Special Assessment Bonds,
(LOC- KBC Bank Insured), Series 1996
2.500% due 09/02/2013                                                         200           200

West Sacramento California Import Bridge Act 1915,
Series 1998 4.800% due 09/02/2002                                           1,160         1,177
                                                                                        ---------
                                                                                         67,528
                                                                                        ---------
Illinois 1.6%
Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 8.320% due 07/01/2012 (d)                                       1,400         1,569
                                                                                        ---------

New Hampshire 2.7%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014                                                       2,690         2,784
                                                                                        ---------

Puerto Rico 25.5%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 5.750% due 07/01/2020                                           4,715         5,034

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                                       4,330         5,119

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995
5.200% due 07/01/2006                                                         410           446

Puerto Rico Commonwealth Highway & Transportation
Authority Highway Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                                         500           525
5.350% due 07/01/2005                                                       5,000         5,254

Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010                                                         150           164

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
9.178% due 07/01/2023 (d)                                                   3,000         3,255

174 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                 Principal
                                                                    Amount            Value
                                                                    (000s)           (000s)
Puerto Rico Electric Power Authority Revenue Bonds,
Series 1995-X 6.125% due 07/01/2021                              $     500        $     570

Puerto Rico Industrial Tourist Educational, Medical &
Environmental Control Facilities Revenue Bonds,
Series 2000 5.300% due 11/15/2005                                      250              267

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                                                  150              159

Puerto Rico Municipal Finance Agency General Obligation
Bonds, (FSA Insured), Series 1999-A
5.000% due 08/01/2004                                                1,000            1,066

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A
5.000% due 06/01/2007                                                  500              543

University of Puerto Rico Revenue Bonds, (MBIA Insured),
Series 1995 6.250% due 06/01/2006                                    3,000            3,413
                                                                                  -----------
                                                                                     25,815
                                                                                  -----------
Virgin Islands 4.8%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C
5.500% due 10/01/2008                                                3,000            3,221
5.500% due 10/01/2007                                                1,500            1,614
                                                                                  -----------
                                                                                      4,835
                                                                                  -----------
Total Municipal Bonds & Notes                                                       102,531
(Cost $97,106)                                                                    -----------


SHORT-TERM INSTRUMENTS 0.4%

Commercial Paper 0.3%
Reich & Tang California Money Market
       1.660% due 10/01/2001 (b)                                       348              348
                                                                                  -----------

U.S. Treasury Bills 0.1%
       3.380% due 10/18/2001 (c)                                        95               95
                                                                                  -----------

Total Short-Term Instruments                                                            443
(Cost $443)                                                                       -----------


Total Investments (a) 101.7%                                                      $ 102,974
(Cost $97,549)

Other Assets and Liabilities (Net) (1.7%)                                            (1,735)
                                                                                  -----------

Net Assets 100.0%                                                                 $ 101,239
                                                                                  -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                                     $   5,425

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                           0
                                                                                  -----------

Unrealized appreciation-net                                                       $   5,425
                                                                                  -----------

(b) Securities with an aggregate market value of $347
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 2001:
                                                                      # of        Unrealized
Type                                                             Contracts    (Depreciation)
---------------------------------------------------------------------------------------------
Municipal Bond (12/2001)                                                44         $    (22)
U.S. Treasury 30 Year Bond (12/2001)                                    75             (143)
                                                                                  -----------
                                                                                   $   (165)
                                                                                  -----------
(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of September 30, 2001.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 175

Schedule of Investments
California Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                                  Principal
                                                                     Amount         Value
                                                                     (000s)        (000s)
MUNICIPAL BONDS & NOTES 97.6%

California 78.6%
California Housing Finance Agency Revenue Bonds,
(Gov. of Agy Insured), Series 2000
2.400% due 02/01/2031 (d)                                           $   800       $   800

California Housing Finance Agency Revenue Bonds,
(Landesbank Hessen-Thrgn Insured), Series 2001
2.400% due 02/01/2033 (d)                                               800           800

California Pollution Control Financing Authority
Revenue Bonds, Series 1991
2.450% due 10/01/2011 (d)                                               300           300

California State Department Water Center Revenue
Bonds, Series 1993 8.375% due 12/01/2003                                150           168

California State General Obligation Bonds, (FGIC Insured),
Series 2000 2.650% due 09/01/2030 (d)                                   200           200

California State General Obligation Bonds, Series 2001
5.125% due 03/01/2031                                                   625           630

California Statewide Communities Development
Authority Certificates of Participation Bonds,
(AMBAC Insured), Series 1995
2.500% due 07/01/2015 (d)                                               300           300

California Statewide Communities Development Authority
Certificates of Participation, (Bank of Scotland Insured),
Series 1998 2.500% due 11/15/2028 (d)                                   300           300

California Statewide Communities Development
Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030                                                   400           396

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                                   400           400

Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018                                                   125           129

Corona, California Community Facilities District Special
Tax Bonds, Series 1998
5.875% due 09/01/2023                                                   150           152

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 6.620% due 06/01/2013 (d)                                   400           442

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured),
Series 1999 0.000% due 01/15/2027                                       500           341

Irvine Ranch California Water District General Obligation
Bonds, (Helaba Insured), Series 1985
2.400% due 10/01/2009 (d)                                               300           300

Irvine Ranch, California Water District Revenue Bonds,
(Landesbank Hessen-Thrgn Insured), Series 1985
2.500% due 10/01/2010 (d)                                               200           200

Irvine, California Improvement Bond Act of 1915 Special
Assessment Bonds, (Bank of America N.A. Insured),
Series 2000 2.450% due 09/02/2025 (d)                                   200           200

Irvine, California Improvement Bond Act of 1915 Special
Assessment Bonds, (KBC Bank N.V. Insured), Series 1999
2.500% due 09/02/2024 (d)                                                91            91

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                                                   200           200

Los Angeles County, California Metropolitan Transportation
Authority Sales Tax Revenue Bonds, Series 1999
4.750% due 07/01/2026                                                   500           487

Los Angeles County, California Transportation Commission
Certificate of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                                   500           525

Los Angeles, California Department of Water & Power
Waterworks Revenue Bonds, (MBIA Insured),
Series 1994 6.375% due 07/01/2034                                       350           389

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
7.267% due 10/30/2020 (d)                                               200           231

Murrieta Valley, California Unified School District
Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                                    55            56

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992 6.200% due 02/14/2011                                       750           885

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                                     400           464

Orange County, California Sanitation Districts Certificates
of Participation Bonds, (AMBAC Gov. of Dist Insured),
Series 1993 2.500% due 08/01/2016 (d)                                   200           200

Orange County, California Sanitation Districts Certificates
of Participation Bonds, (Dexia Public Finance Bank Insured),
Series 2000 2.500% due 08/01/2004 (d)                                   300           300

Orange County, California Santa Ana District Certificate
Participation Bonds, (SPA-DEXIA Public Finance Insured),
Series 2000 2.500% due 08/01/2030 (d)                                   300           300

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                                   400           405

San Francisco, California City & County Airport Common
International Airport Revenue Bonds, Series 1998
4.500% due 05/01/2026                                                   500           467

San Jose, California Redevelopment Agency Tax
Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                                   300           349

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 1993
5.000% due 07/01/2015                                                   110           113

Tustin, California Import Bridge Act 1915 Special Assessment
Bonds, (KBC Bank Insured), Series 1996
2.500% due 09/02/2013 (d)                                               300           300

Western Riverside County, California Regional Wastewater
Authority Revenue Bonds, (Dexia Credit Local France Insured),
Series 1996 2.500% due 04/01/2028 (d)                                   100           100
                                                                                  ---------
                                                                                   11,920
                                                                                  ---------
New Jersey 3.8%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031                                555           580
                                                                                  ---------

Puerto Rico 12.3%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000 5.750% due 07/01/2020                                470           502

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                                   230           272

176 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                               Principal
                                                                  Amount         Value
                                                                  (000s)        (000s)
Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
9.178% due 07/01/2023 (d)                                        $ 1,000       $ 1,085
                                                                               ---------
                                                                                 1,859
                                                                               ---------
Virgin Islands 2.9%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                                  405           435
                                                                               ---------

Total Municipal Bonds & Notes                                                   14,794
(Cost $14,252)                                                                 ---------


U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities
       3.625% due 07/15/2002 (b)(c)                                  111           113
                                                                               ---------
Total U.S. Treasury Obligations                                                    113
(Cost $113)                                                                    ---------


SHORT-TERM INSTRUMENTS 0.8%

Money Market Fund 0.8%
Reich & Tang California Money Market
       1.660% due 10/01/2001                                         118           118
                                                                               ---------
Total Short-Term Instruments                                                       118
(Cost $118)                                                                    ---------


Total Investments (a) 99.1%                                                    $15,025
(Cost $14,483)

Other Assets and Liabilities (Net) 0.9%                                            146
                                                                               ---------

Net Assets 100.0%                                                              $15,171
                                                                               ---------


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                                  $   542

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                      0
                                                                               ---------

Unrealized appreciation-net                                                    $   542
                                                                               ---------

(b) Securities with an aggregate market value of $113
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 2001:
                                                                             Unrealized
                                                                # of      Appreciation/
Type                                                       Contracts     (Depreciation)
----------------------------------------------------------------------------------------
Municipal Bond CBT (12/2001)                                       5           $    (3)
U.S Treasury 30 Year Bond (12/2001)                               20                23
                                                                               ---------
                                                                               $    20
                                                                               ---------

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2001.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 177

Schedule of Investments
New York Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                                  Principal
                                                                     Amount          Value
                                                                     (000s)         (000s)
MUNICIPAL BONDS & NOTES 96.8%

New Jersey 17.7%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031                            $   850        $   888
                                                                                   --------

New York 71.6%
Amherst, New York General Obligation Bonds,
(FGIC Insured), Series 1999-A
5.500% due 12/01/2008                                                   150            167

Edmeston, New York Central School District General
Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007                                                   150            163

Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                                   150            160

New York City, New York Individual Development Agency
Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032                                                   400            302

New York City, New York Individual Development
Revenue Bonds, Series 1997
5.650% due 10/01/2028                                                   150            148

New York City, New York Industrial Development Agency
Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028                                                 1,000            925

New York City, New York Trust Cultural Reserve Revenue
Bonds, Series 1990 2.550% due 12/01/2015 (c)                            147            147

New York State General Obligation Bonds,
Series 1997-D 5.250% due 08/01/2021                                     100            100

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 07/01/2002                                                   150            153

New York State Dormitory Authority Revenue Bonds,
(FSA Insured), Series 1998
4.750% due 07/01/2008                                                   150            158

New York State Dormitory Authority Revenue Bonds,
Series 2000 6.000% due 07/01/2010                                       150            163

New York State Dormitory Authority Revenue Bonds,
Series 2001 5.500% due 07/01/2030                                       200            203

New York State Energy Research & Development Authority
Pollution Control Revenue Bonds, Series 1985
2.650% due 07/01/2015 (c)                                               100            100

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                                                   150            158

New York State Power Authority Revenue & General
Purpose Bonds, Series 1972-E
5.500% due 01/01/2010                                                   125            137

New York State Urban Development Corp. Revenue Bonds,
Series 1999 5.000% due 01/01/2005                                       150            158

Rockland County, New York Solid Waste Management
Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005                                                   145            153

Suffolk County, New York Individual Development Agency
Research Facility Revenue Bonds, (LOC-Morgan Guaranty Trust),
Series 1993 2.750% due 07/01/2023 (c)                                   100            100
                                                                                   --------
                                                                                     3,595
                                                                                   --------
Puerto Rico 7.5%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 6.000% due 07/01/2026                                       100            107

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
9.178% due 07/01/2023 (c)                                               250            271
                                                                                   --------
                                                                                       378
                                                                                   --------
Total Municipal Bonds & Notes                                                        4,861
(Cost $4,790)                                                                      --------

SHORT-TERM INSTRUMENTS 1.7%

Money Market Fund 1.7%
Reich & Tang New York Money Market
       1.890% due 10/01/2001 (b)                                         86             86
                                                                                   --------
Total Short-Term Instruments                                                            86
(Cost $86)                                                                         --------

Total Investments (a) 98.5%                                                        $ 4,947
(Cost $4,876)

Other Assets and Liabilities (Net) 1.5%                                                 77
                                                                                   --------

Net Assets 100.0%                                                                  $ 5,024
                                                                                   --------


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                                      $   163

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                        (92)
                                                                                   --------

Unrealized appreciation-net                                                        $    71
                                                                                   --------
(b) Securities with an aggregate market value of $11
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 2001:
                                                                       # of      Unrealized
Type                                                              Contracts  (Depreciation)
-------------------------------------------------------------------------------------------
Municipal Bond (12/2001)                                                  5        $    (3)
                                                                                   --------

(c) Variable rate security. The rate listed is as of September 30, 2001.

178 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Notes to Financial Statements

September 30, 2001 (Unaudited)


1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Real Return II and Real Return Asset Funds had not commenced operations as of September 30, 2001. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the "Institutional Classes") of the Trust. Certain detailed financial information for the A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Effective April 1, 2001, the Funds changed accounting methods relating to the amortization of premiums and discounts by adopting the interest method. The Fund with significant adjustments to beginning balances for the cumulative effect is as follows (amount in thousands):

Emerging Markets Fund                           $161

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Strategic Balanced, Convertible, European Convertible and StocksPLUS Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Strategic Balanced, Convertible, European Convertible and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.
      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
      Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Strategic Balanced, Convertible, European Convertible and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Strategic Balanced, Convertible and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

                                    9.30.01 | PIMCO Funds Semi-Annual Report 179

September 30, 2001 (Unaudited)


Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-

180 PIMCO Funds Semi-Annual Report | 9.30.01 upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.20% for the Short Duration Municipal Income Fund, 0.40% for the Convertible and StocksPLUS Funds, 0.45% for the Emerging Markets Bond Fund, 0.50% for the European Convertible Fund and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Moderate Duration, Short-Term and Money Market Funds; 0.24% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds; 0.30% for the Global Bond and Global Bond II Funds; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the Short-Term, Money Market, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds; 0.45% for the Foreign Bond and Global Bond II Funds; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Short-Term, Total Return, and Low Duration Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Municipal Bond, and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond Fund; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds.

Strategic Balanced Fund Fees. Effective September 29, 2000, the
Strategic Balanced Fund changed investment objectives to a "fund of funds" and as such does not pay any fees to PIMCO under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.
      The Fund pays administrative fees to PIMCO at an annual rate of 0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.
      Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                          Distribution Fee (%)       Servicing Fee (%)
--------------------------------------------------------------------------------------
Class A
Money Market Fund                                           --                 0.10
All other Funds                                             --                 0.25

Class B
All Funds                                                 0.75                 0.25

Class C
Low Duration, Real Return, StocksPLUS
and Municipal Bond Funds                                  0.50                 0.25
Short-Term Fund                                           0.30                 0.25
Money Market Fund                                           --                 0.10
All other Funds                                           0.75                 0.25

Class D
All Funds                                                   --                 0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2001, PFD received $12,261,460 representing commissions (sales charges) and contingent deferred sales charges.

                                    9.30.01 | PIMCO Funds Semi-Annual Report 181

September 30, 2001 (Unaudited)


Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Investment Grade Corporate Bond, Convertible, European Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rate share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                               Inst'l Class    Admn. Class     Class A      Class B      Class C      Class D
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Bond Fund               0.50%           0.75%          --           --           --           --
Convertible Fund                                   0.65%           0.90%        1.05%        1.80%        1.80%        1.05%
European Convertible Fund                          0.75%           1.00%        1.15%          --           --         1.05%
Short Duration Municipal Income Fund               0.39%           0.64%          --           --           --         0.80%
California Intermediate Municipal Bond Fund        0.49%           0.75%        0.85%          --           --         0.85%
California Municipal Bond Fund                     0.49%           0.74%        0.85%          --           --         0.85%
New York Municipal Bond Fund                       0.49%           0.74%        0.89%          --           --         0.87%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Federal Income Tax Matters

As of March 31, 2001, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.
      Additionally, the California Intermediate Municipal Bond, Convertible, Foreign Bond, Global Bond, Global Bond II, GNMA, High Yield, Investment Grade Corporate, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Real Return, Short-Term, StocksPLUS, and Total Return Funds realized capital losses and/or foreign currency losses during the period November 1, 2000 through March 31, 2001 which the Funds elected to deter to the following fiscal year pursuant to income tax regulations. The amounts are $75,517, $5,480,569, $7,607,826, $20,939,942, $1,281,094, $4,945, $57,057,816, $1,251, $11,492,366,
$99,011, $91,234, $258,567, $243,361, $721,218, $214,462,097, $17,936,702,
respectively.
      Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                       Capital Loss Carryforwards
                                ---------------------------------------
                                  Realized Losses     Acquired Losses     Expiration
---------------------------------------------------------------------------------------
Total Return Fund III                $  7,950,236        $          0      3/31/2008
Moderate Duration                         920,418                   0      3/31/2008
Low Duration Fund                      36,222,381                   0      3/31/2008
Low Duration Fund II                    2,514,750                   0      3/31/2008
Low Duration Fund III                     151,000                   0      3/31/2009
Low Duration Fund III                     336,265                   0      3/31/2008
Short-Term Fund                           326,974                   0      3/31/2009
Short-Term Fund                           412,413                   0      3/31/2008
Short-Term Fund                           109,956                   0      3/31/2007
Long-Term U.S. Government Fund          4,671,320                   0      3/31/2008
High Yield Fund                       150,615,064                   0      3/31/2009
High Yield Fund                        39,492,722                   0      3/31/2008
High Yield Fund                                 0          48,559,227      3/31/2003
Strategic Balanced Fund                 1,711,676                   0      3/31/2009
StocksPLUS Fund                        86,222,244                   0      3/31/2009
Convertible Fund                        3,488,828                   0      3/31/2009

182 PIMCO Funds Semi-Annual Report | 9.30.01

5. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2001, were as follows (amounts in thousands):

                                                        U.S. Government/Agency                       All Other
                                                  -----------------------------------------------------------------------
                                                     Purchases              Sales          Purchases              Sales
-------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                 $127,013,164       $125,305,486       $ 10,074,991       $  8,274,677
Total Return Fund II                                 5,674,499          5,733,448            421,376            137,969
Total Return Fund III                                2,431,025          2,496,010            215,398            157,085
Moderate Duration Fund                               1,781,325          1,775,849            192,046            167,520
Low Duration Fund                                   19,659,132         20,119,567            633,385            687,025
Low Duration Fund II                                 2,625,921          2,809,744             22,383            128,476
Low Duration Fund III                                  188,557            186,588              6,519              6,281
Short-Term Fund                                        427,930            743,257            423,572            115,066
Money Market Fund                                            0                  0                  0                  0
Long-Term U.S. Government Fund                       2,126,791          2,202,329             61,508             53,551
Investment Grade Corporate Bond Fund                     5,715              5,717              6,664              6,451
High Yield Fund                                        146,328            180,389          1,458,240            919,149
Total Return Mortgage Fund                             278,349            325,261             89,179              3,467
GNMA Fund                                              125,967            108,042                700                298
Real Return Fund                                     3,048,287          1,672,504            182,851            102,025
Foreign Bond Fund                                    1,300,915          1,337,723            437,900            296,594
Global Bond Fund                                       714,102            646,569            201,848            231,699
Global Bond Fund II                                    119,644             98,108             53,221             88,830
Emerging Markets Bond Fund                                   0                  0            363,119            357,349
Strategic Balanced Fund                                      0                  0             16,122              8,452
Convertible Fund                                             0                  0             65,208             76,801
European Convertible Fund                                    0                  0              4,988              4,481
StocksPLUS Fund                                      2,721,803          2,928,618             90,431            221,079
Municipal Bond Fund                                        565                395             78,534             49,058
Short Duration Municipal Bond Fund                           0                  0              9,414              8,249
California Intermediate Municipal Bond Fund                  0                226             37,395             55,037
California Municipal Bond Fund                               0                113              8,148              5,463
New York Municipal Bond Fund                               113          112.87539              5,765              4,526

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                                                                Moderate
                         Total Return     Total Return     Total Return         Duration     Low Duration     Low Duration
                                 Fund          Fund II         Fund III             Fund             Fund         Fund III
                         ---------------------------------------------------------------------------------------------------
                                                                      Premium
                         ---------------------------------------------------------------------------------------------------
Balance at 03/31/2001       $  35,755        $     762        $     790        $       0        $   1,822        $      21
Sales                         196,798           10,236            3,437              975              645                0
Closing Buys                   (2,294)            (410)            (270)               0                0                0
Expirations                   (69,300)          (1,488)            (971)               0             (684)              (7)
Exercised                           0                0                0                0                0                0
                         ---------------------------------------------------------------------------------------------------
Balance at 09/30/2001       $ 160,959        $   9,100        $   2,986        $     975        $   1,783        $      14
                         ---------------------------------------------------------------------------------------------------
                            Long-Term       Investment
                           U.S. Gov't  Grade Corporate          Foreign           Global           Global       StocksPLUS
                                 Fund        Bond Fund        Bond Fund        Bond Fund     Bond Fund II             Fund
                         ---------------------------------------------------------------------------------------------------
                                                                      Premium
                         ---------------------------------------------------------------------------------------------------
Balance at 03/31/2001       $     631        $       0        $     696        $     328        $      56        $     756
Sales                           1,425               21            3,492            1,593              374            1,752
Closing Buys                   (1,123)              (3)          (1,631)            (747)            (177)            (189)
Expirations                      (420)               0             (278)            (130)             (27)          (2,083)
Exercised                           0                0                0                0                0                0
                         ---------------------------------------------------------------------------------------------------
Balance at 09/30/2001       $     513        $      18        $   2,279        $   1,044        $     226        $     236
                         ---------------------------------------------------------------------------------------------------

                                    9.30.01 | PIMCO Funds Semi-Annual Report 183

September 30, 2001 (Unaudited)


7. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value.

Changes in shares of beneficial interest were as follows (shares and amounts in thousands):


                                                                            Total Return Fund
                                                   --------------------------------------------------------------------
                                                           Period Ended                             Year Ended
                                                            09/30/2001                              03/31/2001
                                                    Shares              Amount              Shares              Amount
                                                   --------------------------------------------------------------------
Receipts for shares sold
    Institutional Class                            484,484        $  5,105,547           1,049,394        $ 10,686,192
    Administrative Class                           215,926           2,276,371             272,618           2,801,443
    Other Classes                                  225,166           2,375,332             278,473           2,858,874
Issued as reinvestment of distributions

    Institutional Class                             71,956             758,260             150,080           1,529,088
    Administrative Class                            12,754             134,521              19,472             198,869
    Other Classes                                    7,853              82,851              12,054             123,077
Cost of shares redeemed
    Institutional Class                           (443,684)         (4,675,438)           (681,617)         (6,936,468)
    Administrative Class                           (85,279)           (900,312)           (107,873)         (1,104,430)
    Other Classes                                  (78,634)           (829,228)           (118,243)         (1,205,155)

Net increase (decrease) resulting from
    Fund share transactions                        410,542        $  4,327,904             874,358        $  8,951,490
-----------------------------------------------------------------------------------------------------------------------
                                                                           Total Return Fund II
                                                   --------------------------------------------------------------------
                                                           Period Ended                             Year Ended
                                                            09/30/2001                              03/31/2001
                                                    Shares              Amount              Shares              Amount
                                                   --------------------------------------------------------------------
Receipts for shares sold
    Institutional Class                             17,864        $    184,664              57,731        $    570,675
    Administrative Class                             2,692              27,747               6,262              62,044
    Other Classes                                        0                   0                   0                   0
Issued as reinvestment of distributions
    Institutional Class                              3,131              32,321               7,254              71,901
    Administrative Class                               203               2,094                 381               3,782
    Other Classes                                        0                   0                   0                   0
Cost of shares redeemed
    Institutional Class                            (18,656)           (191,393)            (39,185)           (389,100)
    Administrative Class                            (1,601)            (16,543)             (5,002)            (49,423)
    Other Classes                                        0                   0                   0                   0

Net increase (decrease) resulting from
    Fund share transactions                          3,633        $     38,890              27,441        $    269,879
-----------------------------------------------------------------------------------------------------------------------
                                                                          Total Return Fund III
                                                   --------------------------------------------------------------------
                                                           Period Ended                             Year Ended
                                                            09/30/2001                              03/31/2001
                                                    Shares              Amount              Shares              Amount
                                                   --------------------------------------------------------------------
Receipts for shares sold
    Institutional Class                              4,110        $     37,881              25,145        $    221,365
    Administrative Class                                52                 486                  19                 163
    Other Classes                                        0                   0                   0                   0
Issued as reinvestment of distributions
    Institutional Class                              2,316              21,350               5,186              46,166
    Administrative Class                                31                 281                  71                 637
    Other Classes                                        0                   0                   0                   0
Cost of shares redeemed
    Institutional Class                            (13,559)           (124,889)             (8,505)            (75,805)
    Administrative Class                              (218)             (2,023)                (29)               (259)
    Other Classes                                        0                   0                   0                   0

Net increase (decrease) resulting from
    Fund share transactions                         (7,268)       $    (66,914)             21,887        $    192,267
----------------------------------------------------------------------------------------------------------------------
                                                                            Short-Term Fund
                                                   --------------------------------------------------------------------
                                                           Period Ended                             Year Ended
                                                            09/30/2001                              03/31/2001
                                                    Shares              Amount              Shares              Amount
                                                   --------------------------------------------------------------------
Receipts for shares sold
    Institutional Class                             46,740        $    469,052              55,902        $    557,919
    Administrative Class                             5,540              55,579                 760               7,559
    Other Classes                                   66,011             662,571              11,858             118,255
Issued as reinvestment of distributions
    Institutional Class                              1,203              12,070               2,860              28,548
    Administrative Class                                45                 456                  27                 271
    Other Classes                                      453               4,545                 457               4,561
Cost of shares redeemed
    Institutional Class                            (22,455)           (225,249)            (65,673)           (655,344)
    Administrative Class                              (443)             (4,445)             (1,849)            (18,406)
    Other Classes                                  (15,600)           (156,705)            (10,683)           (106,536)

Net increase (decrease) resulting from
    Fund share transactions                         81,494        $    817,874              (6,341)       $    (63,173)
-----------------------------------------------------------------------------------------------------------------------
                                                                            Money Market Fund
                                                   --------------------------------------------------------------------
                                                           Period Ended                             Year Ended
                                                            09/30/2001                              03/31/2001
                                                    Shares              Amount              Shares              Amount
                                                   --------------------------------------------------------------------
Receipts for shares sold
    Institutional Class                             80,673        $     80,673             145,605        $    145,605
    Administrative Class                            23,706              23,705              16,511              16,510
    Other Classes                                  432,326             432,326           2,312,652           2,312,653
Issued as reinvestment of distributions
    Institutional Class                              2,898               2,898              12,820              12,820
    Administrative Class                               209                 209                 485                 485
    Other Classes                                    2,891               2,891               7,633               7,633
Cost of shares redeemed
    Institutional Class                            (49,655)            (49,655)           (327,450)           (327,450)
    Administrative Class                           (12,474)            (12,474)            (19,622)            (19,622)
    Other Classes                                 (413,677)           (413,677)         (2,341,229)         (2,341,229)

Net increase (decrease) resulting from
    Fund share transactions                         66,897        $     66,896            (192,595)       $   (192,595)
-----------------------------------------------------------------------------------------------------------------------
                                                                      Long-Term U.S. Government Fund
                                                   --------------------------------------------------------------------
                                                           Period Ended                             Year Ended
                                                            09/30/2001                              03/31/2001
                                                    Shares              Amount              Shares              Amount
                                                   --------------------------------------------------------------------
Receipts for shares sold
    Institutional Class                              6,783        $     71,793              18,130        $    185,685
    Administrative Class                             3,137              33,389               5,916              61,908
    Other Classes                                   10,411             109,723              11,785             122,155
Issued as reinvestment of distributions
    Institutional Class                                559               5,894               1,175              11,990
    Administrative Class                               212               2,234                 268               2,736
    Other Classes                                      341               3,610                 372               3,801
Cost of shares redeemed
    Institutional Class                             (5,922)            (62,324)            (19,535)           (204,230)
    Administrative Class                            (2,580)            (26,895)             (2,979)            (30,338)
    Other Classes                                   (6,655)            (69,972)             (6,251)            (63,811)

Net increase (decrease) resulting from
    Fund share transactions                          6,286        $     67,452               8,881        $     89,896
-----------------------------------------------------------------------------------------------------------------------

184 PIMCO Funds Semi-Annual Report | 9.30.01

                      Moderate Duration Fund                                                Low Duration Fund
     -----------------------------------------------------------------------------------------------------------------------------
          Period Ended                       Year Ended                       Period Ended                       Year Ended
           09/30/2001                        03/31/2001                        09/30/2001                        03/31/2001
     Shares           Amount           Shares           Amount           Shares           Amount           Shares           Amount
     -----------------------------------------------------------------------------------------------------------------------------
      9,972      $    99,982           27,897      $   271,662          116,479      $ 1,173,831          247,498      $ 2,441,784
          0                0                0                0           12,554          126,797            9,991           98,789
          0                0                0                0           38,751          391,772           32,296          318,860

      1,451           14,578            3,123           30,441           10,909          109,994           22,292          220,160
          0                0                0                0              458            4,616              902            8,907
          0                0                0                0            1,019           10,278            1,911           18,884

     (7,409)         (74,010)         (13,959)        (135,840)        (122,000)      (1,229,294)        (226,741)      (2,235,908)
          0                0                0                0           (3,243)         (32,661)          (7,883)         (78,115)
          0                0                0                0          (13,266)        (133,786)         (28,214)        (278,280)


      4,014      $    40,550           17,061      $   166,263           41,661      $   421,547           52,052      $   515,081
     -----------------------------------------------------------------------------------------------------------------------------
                       Low Duration Fund II                                                Low Duration Fund III
     -----------------------------------------------------------------------------------------------------------------------------
          Period Ended                       Year Ended                       Period Ended                       Year Ended
           09/30/2001                        03/31/2001                        09/30/2001                        03/31/2001
     Shares           Amount           Shares           Amount           Shares           Amount           Shares           Amount
     -----------------------------------------------------------------------------------------------------------------------------

      6,249      $    62,616           40,536      $   394,918              241      $     2,393            2,567      $    25,072
          0                1                8               82                0                0                0                0
          0                0                0                0                0                0                0                0

      1,393           13,997            3,649           35,794              122            1,212              269            2,621
          0                1                0                1                0                0                0                1
          0                0                0                0                0                0                0                0

    (25,465)        (254,680)         (28,675)        (280,932)            (424)          (4,232)          (1,841)         (18,040)
         (2)             (26)              (7)             (73)               0                0                0                0
          0                0                0               00                0                0                0                0


    (17,825)     $  (178,091)          15,511      $   149,790              (61)     $      (627)             995      $     9,654
     -----------------------------------------------------------------------------------------------------------------------------
                         Investment Grade
                        Corporate Bond Fund                                                  High Yield Fund
     -----------------------------------------------------------------------------------------------------------------------------
          Period Ended                 Period from 04/28/2000                 Period Ended                       Year Ended
           09/30/2001                      to  03/31/2001                      09/30/2001                        03/31/2001
     Shares           Amount           Shares           Amount           Shares           Amount           Shares           Amount
     -----------------------------------------------------------------------------------------------------------------------------
          0      $         0              500      $     5,000           49,099      $   473,509           79,092      $   792,834
          0                0                0                0           15,171          147,511           22,374          224,073
          0                0                0                0           33,010          318,963           52,126          522,135

         20              206               38              397            4,400           42,212           11,673          116,900
          0                0                0                0            2,162           20,733            3,726           37,198
          0                0                0                0            2,160           20,718            3,496           34,732

          0                0                0                0          (22,604)        (216,745)        (162,673)      (1,605,873)
          0                0                0                0          (11,303)        (108,610)         (13,874)        (138,474)
          0                0                0                0          (18,061)        (173,861)         (38,440)        (385,505)


         20      $       206              538      $     5,397           54,034      $   524,430          (42,500)     $  (401,980)
     -----------------------------------------------------------------------------------------------------------------------------
                   Total Return Mortgage Fund                                                   GNMA Fund
     -----------------------------------------------------------------------------------------------------------------------------
          Period Ended                       Year Ended                       Period Ended                       Year Ended
           09/30/2001                        03/31/2001                        09/30/2001                        03/31/2001
     Shares           Amount           Shares           Amount           Shares           Amount           Shares           Amount
     -----------------------------------------------------------------------------------------------------------------------------
        309      $     3,223            1,923      $    19,192            1,759      $    18,809              908      $     9,067
          0                0                0                0                0                0                0                0
      2,318           24,477              516            5,324            1,323           14,106                1               10

         49              517              124            1,270               29              306               53              530
          0                0                0                0                0                0                0                0
         23              236               10              104                4               39                0                0

       (563)          (5,996)            (496)          (5,092)            (201)          (2,109)            (441)          (4,496)
          0                0                0                0                0                0                0                0
       (276)          (2,923)             (88)            (904)             (28)            (291)               0                0


      1,860      $    19,534            1,989      $    19,894            2,886      $    30,860              521      $     5,111
     -----------------------------------------------------------------------------------------------------------------------------

                                    9.30.01 | PIMCO Funds Semi-Annual Report 185

September 30, 2001 (Unaudited)


7. Shares of Beneficial Interest (Cont.)
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                     Real Return Fund
                                                ------------------------------------------------------------
                                                      Period Ended                       Year Ended
                                                       09/30/2001                        03/31/2001
                                                 Shares           Amount           Shares           Amount
                                                ------------------------------------------------------------
Receipts for shares sold
    Institutional Class                          30,240      $   316,487           41,127      $   412,572
    Administrative Class                          2,262           23,646            6,218           62,788
    Other Classes                                79,413          831,443           23,900          242,511
Issued as reinvestment of distributions
    Institutional Class                           1,946           20,337            3,032           30,496
    Administrative Class                            186            1,940              120            1,223
    Other Classes                                 1,083           11,322              743            7,495
Cost of shares redeemed
    Institutional Class                          (8,417)         (88,013)         (11,491)        (115,763)
    Administrative Class                         (1,023)         (10,694)          (1,400)         (14,142)
    Other Classes                                (7,127)         (74,559)          (3,027)         (30,405)

Net increase (decrease) resulting from
    Fund share transactions                      98,563      $ 1,031,909           59,222      $   596,775
------------------------------------------------------------------------------------------------------------
                                                                    Foreign Bond Fund
                                                ------------------------------------------------------------
                                                      Period Ended                       Year Ended
                                                       09/30/2001                        03/31/2001
                                                 Shares           Amount           Shares           Amount
                                                ------------------------------------------------------------
Receipts for shares sold
    Institutional Class                           8,709      $    89,741           17,028      $   172,052
    Administrative Class                            402            4,137            1,466           14,864
    Other Classes                                 6,651           68,419            8,035           81,245
Issued as reinvestment of distributions
    Institutional Class                           1,025           10,527            3,087           31,126
    Administrative Class                             39              398               53              540
    Other Classes                                   324            3,330              842            8,494
Cost of shares redeemed
    Institutional Class                          (6,138)         (63,008)         (15,445)        (155,946)
    Administrative Class                           (399)          (4,096)            (348)          (3,524)
    Other Classes                                (3,601)         (37,054)          (3,749)         (37,903)

Net increase (decrease) resulting from
    Fund share transactions                       7,012      $    72,394           10,969      $   110,948
------------------------------------------------------------------------------------------------------------
                                                                     Global Bond Fund
                                                ------------------------------------------------------------
                                                      Period Ended                       Year Ended
                                                       09/30/2001                        03/31/2001
                                                 Shares           Amount           Shares           Amount
                                                ------------------------------------------------------------
Receipts for shares sold
    Institutional Class                           4,302      $    36,349           17,392      $   150,687
    Administrative Class                            279            2,399              340            2,952
    Other Classes                                     0                0                0                0
Issued as reinvestment of distributions
    Institutional Class                             745            6,297            1,336           11,553
    Administrative Class                              7               57               14              123
    Other Classes                                     0                0                0                0
Cost of shares redeemed
    Institutional Class                          (4,103)         (34,675)         (12,471)        (107,207)
    Administrative Class                           (195)          (1,674)            (350)          (3,030)
    Other Classes                                     0                0                0                0

Net increase (decrease) resulting from
    Fund share transactions                       1,035      $     8,753            6,261      $    55,078
------------------------------------------------------------------------------------------------------------
                                                                European Convertible Fund
                                                ------------------------------------------------------------
                                                      Period Ended                 Period from 11/30/2000
                                                       09/30/2001                       to 03/31/2001
                                                 Shares           Amount           Shares           Amount
                                                ------------------------------------------------------------
Receipts for shares sold
    Institutional Class                               0      $         0              499      $     4,990
    Administrative Class                              0                0                0                0
    Other Classes                                     0                0                1               10
Issued as reinvestment of distributions
    Institutional Class                               4               39                2               20
    Administrative Class                              0                0                0                0
    Other Classes                                     0                0                0                0
Cost of shares redeemed
    Institutional Class                               0                0                0                0
    Administrative Class                              0                0                0                0
    Other Classes                                     0                0                0                0

Net increase (decrease) resulting from
    Fund share transactions                           4      $        39              502      $     5,020
------------------------------------------------------------------------------------------------------------
                                                                     StocksPLUS Fund
                                                ------------------------------------------------------------
                                                      Period Ended                       Year Ended
                                                       09/30/2001                        03/31/2001
                                                 Shares           Amount           Shares           Amount
                                                ------------------------------------------------------------
Receipts for shares sold
    Institutional Class                           4,276      $    45,342           15,120      $   192,570
    Administrative Class                            812            8,363            1,533           19,575
    Other Classes                                 3,638           37,387           15,643          203,143
Issued as reinvestment of distributions
    Institutional Class                             409            4,404            3,690           45,695
    Administrative Class                             38              400              274            3,338
    Other Classes                                   373            3,943            4,049           49,151
Cost of shares redeemed
    Institutional Class                          (5,662)         (60,944)         (21,472)        (275,526)
    Administrative Class                           (187)          (1,967)            (317)          (3,869)
    Other Classes                                (7,215)         (73,424)         (24,600)        (314,693)

Net increase (decrease) resulting from
    Fund share transactions                      (3,518)     $   (36,496)          (6,080)     $   (80,616)
------------------------------------------------------------------------------------------------------------
                                                                   Municipal Bond Fund
                                                ------------------------------------------------------------
                                                      Period Ended                       Year Ended
                                                       09/30/2001                        03/31/2001
                                                 Shares           Amount           Shares           Amount
                                                ------------------------------------------------------------
Receipts for shares sold
    Institutional Class                           1,485      $    14,926            2,478      $    23,749
    Administrative Class                            225            2,250              262            2,528
    Other Classes                                 2,619           26,507            2,162           21,007
Issued as reinvestment of distributions
    Institutional Class                              67              683               71              685
    Administrative Class                             14              143               20              193
    Other Classes                                    68              691              104            1,006
Cost of shares redeemed
    Institutional Class                            (581)          (5,880)            (806)          (7,753)
    Administrative Class                            (80)            (807)            (134)          (1,304)
    Other Classes                                (1,139)         (11,425)          (1,711)         (16,427)

Net increase (decrease) resulting from
    Fund share transactions                       2,678      $    27,088            2,446      $    23,684
------------------------------------------------------------------------------------------------------------

186 PIMCO Funds Semi-Annual Report | 9.30.01

                   Global Bond Fund II                                    Emerging Markets Bond Fund
   ----------------------------------------------------------------------------------------------------------------
        Period Ended                  Year Ended                   Period Ended                   Year Ended
         09/30/2001                   03/31/2001                    09/30/2001                    03/31/2001
   Shares         Amount         Shares         Amount         Shares         Amount         Shares         Amount
   ----------------------------------------------------------------------------------------------------------------
        1      $       7            737      $   6,935          3,940      $  34,309          4,173      $  34,602
        0              0              0              0            134          1,140            120          1,010
      434          4,192            406          3,819            507          4,439            413          3,495

      148          1,418            567          5,308            296          2,573            579          4,821
        0              0              0              0             43            373            172          1,434
       18            177             71            671             12            101             18            154

      (53)          (500)        (3,782)       (35,563)        (3,904)       (34,678)          (720)        (5,860)
        0              0              0              0           (173)        (1,499)          (932)        (7,791)
     (152)        (1,454)          (391)        (3,685)           (74)          (648)          (210)        (1,800)


      396      $   3,840         (2,392)     $ (22,515)           781      $   6,110          3,613      $  30,065
   ----------------------------------------------------------------------------------------------------------------
                Strategic Balanced Fund                                        Convertible Fund
  ----------------------------------------------------------------------------------------------------------------
       Period Ended                  Year Ended                   Period Ended                   Year Ended
        09/30/2001                   03/31/2001                    09/30/2001                    03/31/2001
  Shares         Amount         Shares         Amount         Shares         Amount         Shares         Amount
  ----------------------------------------------------------------------------------------------------------------
     154      $   1,654            315      $   3,779            113      $   1,297          6,602      $  90,224
      24            273             14             15              0              0             28            410
     418          4,426            823          9,610            581          6,735          1,596         22,419

      70            709            493          5,725             26            273            563          7,572
       1             10              5             63              0              0              0              1
      19            199            197          2,217             11            119             81          1,074

    (201)        (2,156)        (6,058)       (76,927)        (3,825)       (42,019)       (12,009)      (155,586)
       0            (10)           (27)          (325)             0              0              0              0
    (227)        (2,401)          (751)        (8,994)          (763)        (8,777)          (450)        (6,093)


     258      $   2,704         (4,989)     $ (64,701)        (3,857)     $ (42,372)        (3,589)     $ (39,979)
  ----------------------------------------------------------------------------------------------------------------
                     Short Duration                                          California Intermediate
                  Municipal Income Fund                                        Municipal Bond Fund
   -----------------------------------------------------------------------------------------------------------------
       Period Ended                   Year Ended                   Period Ended                   Year Ended
        09/30/2001                    03/31/2001                    09/30/2001                    03/31/2001
   Shares         Amount         Shares         Amount         Shares         Amount         Shares         Amount
   -----------------------------------------------------------------------------------------------------------------
      248          2,519          1,361      $  13,744          2,205      $  23,502         11,124      $ 112,569
        0              0              0              0              0              0            156          1,550
        0              0              0              0            822          8,765          4,161         42,117

       25            254             57            575            145          1,535            294          3,049
        0              0              0              0              3             34              6             66
        0              0              0              0             46            487            108          1,124

     (196)        (2,000)        (1,149)       (11,638)        (4,171)       (44,355)        (3,996)       (40,783)
        0              0              0              0              0              0             (1)           (10)
        0              0              0              0           (846)        (8,974)        (1,691)       (17,630)


       77      $     773            269      $   2,681         (1,796)     $ (19,006)        10,161      $ 102,052
   -----------------------------------------------------------------------------------------------------------------
                California Municipal Bond Fund                           New York Municipal Bond Fund
  ------------------------------------------------------------------------------------------------------------------
        Period Ended            Period from 05/16/2000             Period Ended                   Year Ended
         09/30/2001                 to 03/31/2001                   09/30/2001                    03/31/2001
   Shares         Amount         Shares         Amount         Shares         Amount         Shares         Amount
  ------------------------------------------------------------------------------------------------------------------
      380      $   3,994          2,106      $  21,136             32      $     350             28      $     300
        0              0              0              0              0              0              0              0
       57            594             80            819            118          1,306             27            285

       23            239             79            807              7             81             17            171
        0              0              0              0              0              0              0              0
        1              8              0              4              1              9              0              2

     (225)        (2,366)        (1,031)       (10,590)           (74)          (830)             0              0
        0              0              0              0              0              0              0              0
      (36)          (382)           (11)          (110)            (1)           (10)            (1)           (11)


      200      $   2,087          1,223      $  12,066             83      $     906             71      $     747
  ------------------------------------------------------------------------------------------------------------------

                                    9.30.01 | PIMCO Funds Semi-Annual Report 187

                     (This Page Intentionally Left Blank)

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Funds: Pacific Investment Management Series. Founded in 1971, PIMCO currently manages assets in excess of $234 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Trustees and Officers
     Brent R. Harris Chairman and Trustee
     R. Wesley Burns President and Trustee
     Guilford C. Babcock Trustee
     E. Philip Cannon Trustee
     Vern O. Curtis Trustee
     J. Michael Hagan Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company LLC
     840 Newport Center Drive, Suite 300
     Newport Beach, CA 92660

Custodian

     State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, MO 64105

Transfer Agent
     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, MO 64105

Counsel
     Dechert
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     203 North LaSalle Street
     Chicago, IL 60601

This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.


[LOGO] PIMCO
       FUNDS

PIMCO Funds Distributors LLC
840 NEWPORT CENTER DRIVE
NEWPORT BEACH, CA 92660
800.927.4648
www.pimco.com

A Quarterly Publication from PIMCO Funds                        FALL/WINTER 2001

                                   [Graphic]

                              Energize your cash

                                                  Short-term bond funds can
                                                  add power to your savings.
                                                  Page 2


5PIMCO's economic|6Gross & McCulley       |8Is there value in    |Inside: PIMCO Funds
 think tank      | give their perspectives| today's stock market?|9.30.01 Semi-Annual Report
                                                                  A B C

                                                               [LOGO]PIMCO FUNDS

                     Plugging Into Short-Term Bond Funds

[PHOTO]

While the Federal Reserve's aggressive easing campaign may have sparked hope for an economic recovery, it's done no favors for cash investments. Ten Fed cuts in eleven months have brought interest rates down to levels not seen since the early '60s. As great as that's been for borrowers, it's been disheartening for savers. The average money market fund, which yielded 6.1% at the beginning of the year, was yielding a meager 2.88% as of September 30, 2001/1/. And other traditional cash vehicles, such as CDs and money market accounts, have been earning even less.

A SERIES OF SHOCKS

All this comes at a time when Americans have more than $2.5 trillion sitting in cash./2/ Consider what has happened: The NASDAQ and S&P 500 are off 70.31% and 31.85% from their 1999 highs/3/, consumer spending has dropped and unemployment has risen. What's more, the events of September 11th had a profound impact on the American mindset and served to exacerbate an already weak U.S. economy. The sum of these factors has caused investors to develop an understandable aversion to risk and driven them to park capital in "safe" investments.

The majority of this cash resides in money market funds, CDs and bank accounts, considered beacons of safety in the financial world. However, there's a price to pay for their relative security. "Investors' devotion to perfect safety is costing them even better returns," says Paul McCulley, renowned Fed-watcher and head of short-term securities at PIMCO. His solution: "Short-term bond funds cushion interest rate cuts and allow investors to maximize current income."

POWER SURGE

Short-term bond funds don't guarantee the return of your principal the way that FDIC-insured CDs and bank deposits do. And unlike money market funds, they don't assure investors of an unwavering $1 share price. Yet by taking a slight step up in risk, short-term bond funds can produce a substantial uptick in return. Over the past five years, the average short-term bond fund has produced an annualized total return of 5.77% compared to 4.89% for the average money market fund/4/. That extra return can really add up when compounded over time.

GOOD INSULATION

Meanwhile, the volatility of short-term bond funds is generally very low. That's because they typically invest in fixed-income securities with maturities of three years or less. Accordingly, their short average maturities make them less susceptible to interest rate changes than funds that invest in longer-term

More for Your Money

Short-term bond funds, such as PIMCO Low Duration Fund, can offer higher yields than other cash investments with little additional risk.

Current Yields (as of 9/30/01)

     Bank Money        6-Mo. CDs      Money Market       PIMCO Low
     Market Accts                        Funds         Duration Fund
        1.94%            2.38%           2.88%             4.96%

2 access | Fall/Winter 2001

Low interest rates don't have to mean low-wattage returns on your cash.

bonds. And funds that focus on high credit quality issues can be even more stable. For example, the net asset value of the McCulley-managed PIMCO Short-Term Bond Fund, which carries an average credit quality of A+ (9/30/01), has fluctuated only 3% in the 14 years since its inception.

"In the grand scheme of things, it shouldn't really matter to investors if their liquid reserves were to fluctuate between, say, 98 and 102 cents on the dollar," McCulley points out, "as long as they averaged 100 cents on the dollar."

WIRED FOR RETURN

That said, short-term bond funds probably aren't the right investment choice for the cash you need to pay the bills. But they can be a smart alternative for the money you're tucking away for a longer length of time. Good examples are an emergency fund or the savings you've earmarked for a major purchase in the next year or so.

They can also be a good way to invest any money you've been keeping on the sidelines. "Money market funds are safe but they don't provide returns," states Bill Gross, PIMCO

"...money fund investors can engineer a nice increase in yield without taking on huge added risks. Among the best options to consider: 'ultra-short' and short-term bond funds."

 --The Wall Street Journal, June 29, 2001

co-founder and manager of PIMCO Low Duration Fund. A short-term bond fund, on the other hand, is a bonafide investment--it provides the potential for incremental return while still offering substantial principal protection.

The bottom line--given today's low interest rate environment, it's a smart idea to take a look at your cash investments as a whole. Determine what portion of those assets requires absolute safety. For the balance, you might want to consider a short-term bond fund. Your financial advisor can help you choose a fund that meets your investment objectives and that fits into your overall financial plan.

History of Low Volatility

Short-term bond funds that focus on high credit quality securities, such as PIMCO Short-Term and Low Duration Funds, are relatively stable investments.

                        PIMCO                       PIMCO
 Date              Short-Term Fund            Low Duration Fund
 ====              ===============            =================
 9/30/98               $10.04                      $10.29
10/30/98               $10.03                      $10.22
11/30/98               $10.02                      $10.23
12/31/98               $10.00                      $10.17
 1/29/99               $10.00                      $10.17
 2/26/99               $10.00                      $10.07
 3/31/99               $10.03                      $10.10
 4/30/99               $10.03                      $10.10
 5/31/99               $ 9.99                      $10.02
 6/30/99               $ 9.98                      $ 9.97
 7/30/99               $ 9.97                      $ 9.92
 8/31/99               $ 9.96                      $ 9.88
 9/30/99               $ 9.96                      $ 9.90
10/29/99               $ 9.96                      $ 9.89
11/30/99               $ 9.96                      $ 9.88
12/31/99               $ 9.95                      $ 9.84
 1/31/00               $ 9.93                      $ 9.78
 2/29/00               $ 9.94                      $ 9.80
 3/31/00               $ 9.95                      $ 9.81
 4/28/00               $ 9.94                      $ 9.78
 5/31/00               $ 9.94                      $ 9.75
 6/30/00               $ 9.95                      $ 9.81
 7/31/00               $ 9.96                      $ 9.82
 8/31/00               $ 9.97                      $ 9.87
 9/29/00               $ 9.97                      $ 9.86
10/31/00               $ 9.96                      $ 9.81
11/30/00               $ 9.99                      $ 9.83
12/29/00               $10.00                      $ 9.90
 1/31/01               $10.02                      $10.01
 2/28/01               $10.05                      $10.01
 3/31/01               $10.03                      $10.03
 4/30/01               $10.01                      $10.01
 5/30/01               $10.04                      $10.04
 6/30/01               $10.01                      $10.01
 7/30/01               $10.04                      $10.13
 8/30/01               $10.04                      $10.14
 9/30/01               $10.06                      $10.20

                                                     Fall/Winter 2001 | access 3
online update

    At pimcofunds.com, keeping up with our managers is virtually possible.

[PHOTO]

MANAGERS IN THE MEDIA

PIMCO Funds portfolio managers--like Bill Gross and Paul McCulley, pictured above--are frequently sought after by the media to help sort out what's happening in the financial markets. Our managers are regular guests on networks like CNBC, CNN, CNNfn and public television. You'll find listings of upcoming guest spots on our Web site, and now you can view TV appearances online too.

     Look for the latest video clips on the PIMCO Funds Home page, www.pimcofunds.com. Or check for recent appearances listed under specific funds by following these directions:

     .  click on "Fund Information" on our Home page
     .  select a PIMCO Fund
     .  click on "Media Highlights."

PIMCO Funds Online offers plenty of other ways to find out what PIMCO portfolio managers have to say:

DAILY MANAGER COMMENTARY

End-of-day reports from our managers covering everything from economic outlooks, to investment strategies to breaking news analysis.

MONTHLY NEWSLETTERS

Whether it's the global financial markets or the Fed, PIMCO's fund managers analyze what's moving Wall Street, through a range of newsletters--available by e-mail (see our Web site for details)--including:

Investment Outlook

Bill Gross, PIMCO's renowned bond chief and manager of PIMCO Total Return Fund, offers his insights on the bond market and the economy.

Fed Focus

PIMCO Short-Term Fund manager and veteran Fed-watcher Paul McCulley dissects the Fed and gives the big economic picture.

Emerging Markets Watch

Mohamed El-Erian, manager of PIMCO Emerging Markets Bond Fund and a former Deputy Director with the IMF, offers a regular look at the emerging market economies and the implications for foreign bond investors.

Appearances and other manager commentary contain the current opinions of the manager and do not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. These articles are distributed for educational purposes and should not be considered investment advice.


  Go Paperless with eDelivery

  PIMCO Funds Online is proud to introduce eDelivery. This new service allows you to access shareholder communications, eliminating the paper mailings you've received from us in the past.

  HERE'S HOW IT WORKS

  Once you sign up for eDelivery, and materials become available, we'll send you an e-mail notification containing the Internet address where you can view, save and print the material.

  BENEFITS TO SHAREHOLDERS

  There are several compelling reasons to sign up for eDelivery. For example, the service is a faster and more convenient way to receive your shareholder communications. It's also environmentally sound. And of course, it helps eliminate mailbox clutter!

  SIGNING UP

  Just point your browser to www.pimcofunds.com/ede-livery and complete the short enrollment form. You should note that a number of brokerage firms offer a separate electronic delivery service, so don't be discouraged if you don't find your firm's name listed. If that's the case, check with your financial advisor, who can tell you if electronic delivery is available for your account.

4 access | Fall/Winter 2001

Secular Outlook:

A Bond Manager's Perspective

At PIMCO, we believe that long-term, or secular, trends in demographics, politics and the global economy exert the most powerful influences on the fixed-income markets. While the events of September 11th may have exacerbated some of these trends--to the upside as well as the downside--we'd like to reassure you that our secular outlook remains unchanged. In fact, it is precisely at times like these, marked by near-term uncertainty and volatility, that our long-term view becomes most critical. We thought it would be timely to share this perspective with you now.

Each May more than 100 PIMCO investment professionals from around the globe gather together with leading outside experts for our annual Secular Forum. We use this meeting to formulate a three- to five-year outlook for bond markets worldwide, which determines how we structure our bond portfolios. The following conclusions comprise PIMCO's 2001 Secular Outlook.

U.S. GROWTH TO SLOW

Over the next three to four years, growth in the U.S. will be slower than the robust pace of over four percent experienced since 1997. Productivity gains in the U.S. have peaked and will revert closer to historical averages, producing a chain reaction of lower corporate profits, reduced investment, pressure on equity valuations and weaker growth. Anxious and overleveraged consumers will respond by reversing their negative savings rate, creating more of a drag on the economy.

EUROPE TO MATCH U.S.; JAPAN TO REMAIN WEAK

Growth in the Eurozone will at least match that of the U.S. Europe's economies are not burdened with U.S.-style investment and consumption bubbles. European growth will be supported by strong Information Tecnology (IT) spending as the region plays catch up to the U.S. Weighed down by weak banks, low consumer confidence and mounting public debt, Japan will contribute little to global growth over the next several years.

GLOBAL INFLATION AT 1-3 PERCENT Weaker growth worldwide will prolong a disinflationary environment that will leave global inflation in a range of 1-3 percent. The euro will strengthen against the dollar, helping keep European inflation below that of the U.S., as more European capital stays home amid lower returns and slower growth in the U.S. Temporary productivity gains from increased IT spending will also restrain European inflation.

RANGE-BOUND INTEREST RATES

Ten-year Treasuries will range between 41/2 and 61/2 percent from now until 2005. PIMCO will use rallies--periods when rates approach the lower end of our range--to reduce the duration, or interest rate sensitivity, of our portfolios. Since bond prices move inversely to interest rates, this will allow us to harvest capital gains. Eurozone rates could average 50 to 100 basis points less than U.S. rates because of lower inflation, a stronger currency and the European Central Bank's focus on inflation as opposed to growth.

BIAS TOWARD QUALITY

PIMCO remains committed to higher quality investments, especially mortgages, which offer attractive yields with minimal credit risk. Prices of corporate bonds will remain under pressure early in our secular period as weak economic growth translates into subdued corporate profit growth. Opportunities for high yield and corporates will be better in 2002 and beyond.

MODEST STOCK AND BOND RETURNS Stock and bond returns will be fortunate to reach six percent annually over the next several years. Sub-par growth and still lofty valuations will crimp equity performance, while relatively low interest rates will cap the upside from bonds. The balance of risks favors bonds, though, because equities stand a greater chance of producing negative returns.

Past performance is no guarantee of future results

                                                     Fall/Winter 2001 | access 5

                                   TOP DOWN

Buying and Selling Hope

The September 11th attacks dealt a blow to the U.S. economy, causing many investors to wonder what's next for the financial markets--and their portfolios. In this excerpt from the October issue of his Investment Outlook, Bill Gross asks then answers three fundamental questions that shed some light on the current investment climate.


[PHOTO]
Bill Gross

All the interest of my reason comes together in the following three questions:

1. What can I know?
2. What ought I to do?
3. What may I hope?

                                                                --Immanuel Kant,
                                                         Critique of Pure Reason

Any investor, anytime must ask the question, "What am I buying?" Am I buying hope or am I buying value? That question is especially important in the wake of the September 11th attacks, because it's only natural to combine patriotism with hope for a better tomorrow and come to incorrect conclusions about valuations. But when it comes to investing, it pays to use one's head instead of one's heart. The heart should be responsible for writing a check to the Red Cross to assist surviving families in NYC, Washington D.C. and those killed in Pennsylvania. The head should be in charge of deciding whether bonds or stocks make sense at today's prices in an increasingly risky global economic and sociopolitical environment.

Eighteenth century philosopher Immanuel Kant wrote in his Critique of Pure Reason some sage advice for any investor, quoted at the beginning of this piece. His questions, at least for today will be my questions, beginning with...

1. WHAT CAN I KNOW?

I know several things. I know that in the early part of September, the U.S. economy was already in recession, and in the aftermath of September 11th, recovery could be postponed deep into 2002. I know President Bush and other government officials believe this war will be a long lasting one requiring sacrifices from all Americans. I know that the monetary spigot has been opened wide and that the fiscal lock box has been broken into. I know that since September 11th the financial environment has become increasingly risky. And finally, I know that significant secular trends involving globalization and privatization are at risk of slowing down or even reversing.

2. WHAT OUGHT I TO DO?

In an environment of increasing economic/financial risk, PIMCO's stance will focus first on protection of principal and secondarily on increasing return. We are in the culminating phase of a 20-year Treasury bond bull market with 2-year yields at 23/4% and 10-year yields at 41/2%. Should an investor risk principal loss for such paltry returns? Hardly. Should a risk-averse investor grab for Baa and junk bond yields in an environment where corporate profits are at risk? Hardly. For now, PIMCO will stress high quality, close to market durations, and a healthy dose of European sovereign credits.

3. WHAT MAY I HOPE?

Yours truly and PIMCO are not in the business of selling hope nor in paying too high a price for it on your behalf. I hope that America comes back from its current recession quicker than ever. I hope our current war against terrorism is won and won decisively. I hope the American initiatives promoting globalization and privatization are not halted or reversed. But I have serious questions about all of these hopes and more. "All the interest of my reason" suggests the ascendancy of caution, not hope, and the protection of principal at the expense of return.

Bill Gross is a founder and the Chief Investment Officer of PIMCO. He also manages PIMCO Total Return and Low Duration Funds.

[GRAPHIC]

Read These Newsletters in Full

To read the full text of these newsletters, visit the PIMCO Funds Bond Center at www.pimcofunds.com/bondcenter. Make sure you don't miss a single installment by signing up for electronic delivery. Simply go to www.pimcofunds.com and click on "Preferences."

6 access | Fall/Winter 2001

          PIMCO'S LEADING BOND EXPERTS ASSESS THE ECONOMIC LANDSCAPE


[PHOTO]
Paul McCulley

The Right Way

All year, investors have been looking to the Fed to cut interest rates in an attempt to put the economy back on track. The Fed has delivered. And in the aftermath of September 11, it has intensified its efforts. But, as Paul McCulley explains in this excerpt from his October Fed Focus newsletter, cutting interest rates simply isn't enough.

The nation is in recession. When it began exactly, I don't know. The precise dating of recessions is not a science but an art, practiced by the National Bureau of Economic Research (NBER). And the NBER only dates them long after the fact. That's because the NBER is not in the forecasting business, but rather the history business. And in writing history, it is more important to be right than quick.

BETTER RIGHT AND QUICK

In Congressional testimony since the tragedies of September 11, Mr. Greenspan has evoked precisely the same dictum with respect to enacting additional fiscal stimulus: it is more important to be right than quick. I worry, however, that Mr. Greenspan's plea to avoid undue haste in crafting a fiscal stimulus package arises from the fact that he has only accepted the inevitability of a fiscal stimulus package, but has not embraced either its efficacy or desirability. More bluntly, I believe that Mr. Greenspan still believes that monetary policy should be the dominant and dominating counter-cyclical policy tool, aided and abetted by the "bond market vigilantes" policing fiscal policy authorities.

AND THE RIGHT WAY IS...

There is, as Mr. Greenspan argues, a "right" way to construct a fiscal stimulus package. And one that is expected to "work" will, by definition, offend the "bond market vigilantes." Put differently, long-term Treasury yields will naturally rise if/when credible prospects for recovery diminish the "safe" haven bid for long-term Treasuries. How much they rise will depend, in large part, on whether the Fed is expected to jack short-term rates when recovery is at hand. Thus, the "right" way for Congress to construct a fiscal stimulus is to (1) start with the presumption that, if successful, the vaunted "bond market vigilantes" will not like it; and (2) demand a pledge from the Fed to resist any urge to tighten in "solidarity" with the "bond market vigilantes."

A PRE-HOLIDAY TAX HOLIDAY

I'd like to offer my proposal for a fiscal stimulus package: a 3-6 month "holiday" in all payroll (social security) taxes. A payroll tax holiday has five key features I think make it the "right" way to go.

  It is large. The tax will raise almost $700 billion this year, about 7% of GDP. Thus, a 3-6 month holiday from the tax would boost private sector cash flow by 1%-3% of GDP, well above the 1% of GDP that conventional econometric models--and Greenspan--suggest is appropriate.

  It has a "sunset" provision, by definition: the length of the holiday.

  Payroll tax is a regressive tax on the household sector, with only 1.45% of both employee and employer levies applying to incomes above $80,400 (for Medicare). Thus, a holiday from the tax would put hard cold take-home cash into the hands of those who have a high marginal propensity to consume.

  Since the business sector pays half the tax "on behalf" of their employees, a three-month holiday from the tax would be an immediate boon to business cash flow--potentially over $75 billion.

  It's exceedingly easy to administer and fast-acting.

The bottom line: a payroll tax holiday can deliver what's needed--fiscal stimulus that's both right and quick.

Paul McCulley is a Managing Director at PIMCO and is manager of PIMCO Short-Term Fund.

                                                     Fall/Winter 2001 | access 7

                        The Case for Value Stocks Today

Despite a slower U.S. economy, not every stock or stock fund has suffered. In fact, PIMCO's value funds --Renaissance, Value and Small-Cap Value--have been thriving. That's because value funds invest in stocks that are underpriced relative to fundamental measures, such as earnings or book value. So for value investors, the market correction has opened up many new opportunities.

Importantly, value funds remain a sensible investment--both today and for the long term. Here are five historical and fundamental reasons why.

1. VALUE HAS OUTPERFORMED FOLLOWING PAST U.S. RECESSIONS

While we may not know for some time if the U.S. has officially slipped into recession, many economists believe that is the case. In the 12 months following each of the past three U.S. recessions, value outperformed the overall stock market by a substantial margin (see chart below).

2. VALUE OPPORTUNITIES ABOUND

While many value stocks have recovered, a large playing field remains. "There's no shortage of value opportunities in the current market," states John Schneider, manager of PIMCO Renaissance and Value Funds. The ongoing volatility continues to yield stocks that are undeservedly cheap.

3. LONG-TERM, VALUE STOCKS HAVE OUTPERFORMED

According to Ibbotson, value stocks have generally fared better than the broader stock market over the long term. For the 1928-2000 period, value stocks generated an average annual return of 13.1% compared to 10.0% for the S&P 500.

Value Tends to Outperform in a Post-Recessionary Environment Value stocks significantly outperformed the S&P 500 in the 12-month period following the trough of each of the last three U.S.
recessions.

                                    [CHART]

4. THEY'VE ALSO BEEN LESS VOLATILE

Importantly, value stocks have achieved their outperformance with relatively less volatility. Over the past five years, value stocks have been about 35% less volatile than growth stocks.*

5. VALUE STOCKS OFFER DIVERSIFICATION

Research has shown that value and growth stocks tend to outperform at different times. So investing in a value fund can help balance a portfolio's growth holdings.

  Recent Accolades for PIMCO's Value Funds

  PIMCO Small-Cap Value Fund

  "As the market has rotated toward cheap small caps in the wake of the tech and tele-com debacle, this buttoned-down fund has been partying big-time."

                                                      --Morningstar, August 2001

  PIMCO Renaissance Fund

  "While value funds have outperfomred the market during the last two years, PIMCO Renaissance has done even better, besting most of its mid-cap value peers."

                                                      --Barron's, November 2001

  PIMCO Value Fund

  "With a respectable long-term record, this offering is a fine choice for conservative investors."

                                                        --Morningstar, July 2001

Past performance is no guarantee of future results

8 access | Fall/Winter 2001
                                  quick takes

What's happening at PIMCO Funds? Read on for the latest news, including media highlights, fund updates, company announcements and more.

MR. BOND

Bill Gross, PIMCO's Chief Investment Officer, was highly visible during the past six months.

[GRAPHIC]

Money magazine (October 2001) once again named him to its Ultimate Investment Club, labeling him "the most influential bond investor in the world."

In a personal profile, Investors Business Daily (August 10) called him the "pre-eminent bond manager in accolades."

The strong performance of Gross's flagship portfolio, PIMCO Total Return Fund, was featured in numerous media, including The Washington Post (August 26), Bloomberg (August 24), CNNfn (August 7) and The New York Times (August 3).

During a time when Bill's guidance was in high demand, he appeared on CNBC and CNN over 10 times, giving his insight on the economy, interest rates and the Federal Reserve.

KUDOS IN HIGH YIELD

During a difficult market for high yield bond funds, PIMCO High Yield Fund continued to stand out among its peers, gaining accolades from some of the most respected names in the industry.

In particular, Morningstar, in their August 2001 newsletter, picked PIMCO High Yield Fund as one of their favorite high yield offerings, stating the Fund's "conservative approach has paid off over the long term...as it has posted solid returns with far less volatility than its average peer."

And, a Barron's article regarding bond market allocations (August 13) recommended an investment in PIMCO High Yield Fund for investors seeking yield with relatively low volatility.

PIMCO GNMA FUND GETS A NEW MANAGER

Effective October 1, 2001, Scott Simon will become the portfolio manager of PIMCO GNMA Fund. Currently the manager of PIMCO Total Return Mortgage Fund, Mr. Simon is head of mortgage-backed securities at PIMCO and is a senior member of the firm's portfolio management and strategy groups. He has more than 17 years of experience in the sector.

The expansion of Mr. Simon's responsibilities comes at an important time. Because of their high credit quality and attractive yields, mortgage-backed securities have lately been favored by Bill Gross and the PIMCO bond team. For more information on PIMCO's mortgage funds, speak with your financial advisor. Or call PIMCO Funds at 1-800-426-0107.

 .  Keep current at www.pimcofunds.com

To get the latest updates from PIMCO, be sure to check out the News column on our Home page. There, we'll post breaking PIMCO news, including any important announcements related to your investment.

STRENGTH IN VALUE

PIMCO Renaissance Fund, a multi-cap value offering, and PIMCO Value Fund, a large-cap value investment, both received exceptional media coverage during the third quarter.

The Washington Post (August 12) highlighted PIMCO Renaissance Fund and manager John Schneider's investment approach in a lengthy fund profile.

Standard & Poors performed a similar type of analysis on PIMCO Value Fund, focusing on the product's concentration within the smaller-capitalization portion of large-cap value stocks.

                                                     Fall/Winter 2001 | access 9

[PHOTO]
Bill Gross and the PIMCO bond team.

Morningstar's only two-time Manager of the Year.

Morningstar named Bill Gross and the PIMCO bond team Fixed Income Fund Manager of the Year for 2000--the second time PIMCO has won the honor. In fact, Gross and his colleagues are the only manager in any category to earn the award twice.

You can access this expertise through PIMCO's acclaimed bond funds, including PIMCO Total Return Fund--America's largest bond fund. Contact your financial advisor for details.

                                                              [LOGO] PIMCO FUNDS

September 30, 2001

                              Semi-Annual Report

Pacific Investment
Management Series

Share Classes

  A B C

SHORT  DURATION BOND FUNDS
Money Market Fund
Short-Term Fund Low
Duration Fund


INTERMEDIATE DURATION BOND FUNDS
Total Return Fund


LONG DURATION BOND FUNDS
Long-Term
U.S. Government Fund


INTERNATIONAL BOND FUNDS
Global Bond Fund II
Foreign Bond Fund
Emerging Markets Bond Fund


HIGH YIELD BOND FUNDS
High Yield Fund


MORTGAGE - BACKED BOND FUNDS
GNMA Fund
Total Return Mortgage Fund

INFLATION - INDEXED BOND FUNDS
Real Return Fund


CONVERTIBLE FUNDS
Convertible Fund


TAX - EXEMPT BOND FUNDS
Municipal Bond Fund
California Interm. Municipal
Bond Fund
California Municipal Bond
Fund
New York Municipal Bond Fund


STOCK AND BOND FUNDS
Strategic Balanced Fund


ENHANCED INDEX STOCK FUNDS
StocksPLUS Fund

                                                               [LOGO]PIMCO FUNDS

Table of Contents

Chairman's Letter......................................................................................        3

Fund Summaries.........................................................................................    4-41

Schedules of Investments...............................................................................  43-131

                                                                                                     Schedule of
Fund                                                 Fund Summary                                    Investments
California Inter. Muni. Bond Fund.......................  4    ......................................        43
California Municipal Bond Fund..........................  6    ......................................        46
Convertible Fund........................................  8    ......................................        48
Emerging Markets Bond Fund.............................. 10    ......................................        50
Foreign Bond Fund....................................... 12    ......................................        52
Global Bond Fund II..................................... 14    ......................................        59
GNMA Fund............................................... 16    ......................................        65
High Yield Fund......................................... 18    ......................................        67
Long-Term U.S. Government Fund.......................... 20    ......................................        73
Low Duration Fund....................................... 22    ......................................        76
Money Market Fund....................................... 24    ......................................        84
Municipal Bond Fund..................................... 26    ......................................        85
New York Municipal Bond Fund............................ 28    ......................................        88
Real Return Fund........................................ 30    ......................................        89
Short-Term Fund......................................... 32    ......................................        92
StocksPLUS Fund......................................... 34    ......................................        96
Strategic Balanced Fund................................. 36    ......................................       100
Total Return Fund....................................... 38    ......................................       101
Total Return Mortgage Fund.............................. 40    ......................................       130

Financial Highlights.................................................................................   132-143

Statements of Assets and Liabilities.................................................................   144-146

Statements of Operations.............................................................................   147-149

Statements of Changes in Net Assets .................................................................   150-154

Statements of Cash Flows.............................................................................       155

Notes to Financial Statements........................................................................   156-163

[PHOTO]

Dear Fellow Shareholder:

It is impossible to look back at the past six months without reflecting on the events that took place on September 11, 2001. These unthinkable acts of terrorism had a profound impact on all Americans, including every employee at PIMCO.

Though we cannot predict how the markets will react to any particular development, there are a few things that we're sure of. First, the U.S. capital markets remain the largest and most efficient in the world. Second, they will eventually recover. And finally, those who remain invested and properly diversified will participate when they do. History has shown that a well-diversified portfolio, allocated to both stocks and bonds, is an excellent investment strategy for the long term.

Please remember that your financial advisor can be a valuable resource in times like these. We encourage you to work with him or her to keep current market conditions in perspective and to make sure that your investment strategy remains in sync with your long-term financial goals.

In terms of our Funds' performance this period, I'm pleased to report that they once again delivered solid relative returns. In fact, the vast majority posted double-digit gains in the past year, providing investors with a much-needed stronghold.

As always, I thank you for the trust you've placed in PIMCO. If you have questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Funds at 1-800-426-0107 or visit our Web site at www.pimcofunds.com.


Sincerely,
/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board
October 31, 2001

                                                Pimco Funds Semi-Annual Report 3

PIMCO CA Intermediate Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from
Federal and California income tax.

PORTFOLIO:
Intermediate maturity municipal
securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
PORTFOLIO:
8/31/99

TOTAL NET ASSETS:
$101.2 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund posted solid results in the past six-month, one-year periods.

The Fund's Class A shares returned 3.72% for the six-month period ended September 30, 2001, slightly ahead of the Lehman Brothers Intermediate California Insured Municipal Bond Index and the Lipper California Intermediate Municipal Debt Fund Average. Yet over the past year, the Fund's outperformance was more pronounced. For the one-year period, the Fund returned a solid 9.41% compared to returns of 8.83% and 8.32% for its index and average, respectively.

California municipal bonds outperformed the national market.

Early in the six-month period, California municipal yields rose as aggressive Fed rate cuts fueled investor optimism for an economic recovery. However, yields fell across most maturities during the third quarter as the economy slowed further, layoffs mounted and confidence fell. The September 11 attacks exacerbated these trends, heightening uncertainty in the financial markets. After the attacks, longer-term CA yields rose while short-term yields fell in response to Fed easing and anticipated fiscal stimulus. California municipals outperformed the national market as CA yields fell in response to stabilized energy costs, modest new issuance and investors' flight to safety.

Above-benchmark duration contributed the most to Fund returns.

Above-benchmark duration added to the Fund's performance in the past six months as California yields fell sharply across all maturities. In addition, a modest allocation to non-California debt that qualifies for California tax-exemption enhanced returns as these bonds outperformed the California market. Issue selection involving insured CA revenue bonds further boosted relative performance as investors sought higher quality paper with attractive yields. The Fund's maturity mix, which combined short-and long-term issues, detracted from results, as long-term California yields declined the least during the period.

California municipals remain attractive relative to other bond sectors.

After weighing the potential impact of the terrorist attacks, PIMCO's long-term forecast for weak global growth remains intact. However, we now anticipate a sharper, V-shaped U.S. economic recovery. Further near-term economic contraction should be followed by a strong snap back sometime next year, driven by aggressive fiscal and monetary stimulus. Given this outlook, California municipal bonds remain compelling, even under recessionary conditions, as they offer competitive risk and tax-adjusted yields. For now, we intend to keep duration close to the benchmark and to target longer-term municipals with high average credit quality (AA), as California credit risk premiums could increase amid substantial new issuance and potential budget deficits.

4 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO CA Interm. Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                                      1 year     3 year        5 year      10 year       Inception
                                                                                                                         (8/31/99)
PIMCO CA Interm. Municipal Bond Fund A Shares                         9.41%        --           --           --           8.12%
PIMCO CA Interm. Municipal Bond Fund A Shares (adjusted)              6.13%        --           --           --           6.55%
Lipper CA Intermediate Municipal Debt Fund Average                    8.32%        --           --           --              --
Lehman Brothers Intermediate CA Insured Municipal Bond Index          8.83%        --           --           --              --

MATURITY PROFILE

   Less than 1 year                      18%
   1-5 years                             24%
   5-10 years                            53%
   10-20 years                            5%
   Duration                             5.5 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes             99.6%
   Other                                0.4%

QUALITY BREAKDOWN

   AAA                                 55.5%
   AA                                  18.0%
   A                                    6.6%
   BBB                                 12.6%
   BB                                   7.3%


CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]

                                                  Lehman Bros.
                                PIMCO             Intern. CA
                              CA Interm.          Insured Muni.
                             Muni. Bond A         Bond Index
                             ============         ==========
     08/31/1999                 9,700                10,000
     09/30/1999                 9,766                10,064
     10/31/1999                 9,691                 9,998
     11/30/1999                 9,770                10,080
     12/31/1999                 9,724                 9,987
     01/31/2000                 9,753                10,044
     02/29/2000                 9,831                10,099
     03/31/2000                 9,986                10,247
     04/30/2000                 9,959                10,170
     05/31/2000                10,003                10,197
     06/30/2000                10,189                10,426
     07/31/2000                10,320                10,569
     08/31/2000                10,466                10,734
     09/30/2000                10,431                10,673
     10/31/2000                10,495                10,737
     11/30/2000                10,543                10,784
     12/31/2000                10,761                10,957
     01/31/2001                10,888                11,152
     02/28/2001                10,904                11,150
     03/31/2001                11,004                11,200
     04/30/2001                10,825                10,996
     05/31/2001                11,010                11,187
     06/30/2001                11,072                11,253
     07/31/2001                11,203                11,438
     08/31/2001                11,426                11,648
     09/30/2001                11,412                11,616

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of California exempt from regular federal income tax and California income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 42 for additional footnotes, which include additional information.

                                      9.30.01 | PIMCO Funds Semi-Annual Report 5

A TAX-EXEMPT BOND FUND

PIMCO CA Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from Federal and California income tax.

PORTFOLIO:
Intermediate to long-term maturity municipal securities.

DURATION RANGE:
3-12 years

FUND INCEPTION DATE:
5/16/00

TOTAL NET ASSETS:
$15.2 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund outperformed its benchmark and peers by a substantial margin.

For the six-month period ended September 30, 2001, the Fund's Class A shares returned 4.79%, besting the Lehman California Insured Municipal Index, which returned 3.72%, and the Lipper California Municipal Debt Fund Average, which returned 3.46%. Notably, this strong outperformance was even more pronounced in the past year. The Fund's one year-return of 11.20% far outpaced the index and average, which returned 8.52% and 9.26%, respectively, for the same time period.

California municipal bonds outperformed the national market.

Early in the six-month period, California municipal yields rose as aggressive Fed rate cuts fueled investor optimism for an economic recovery. However, yields fell across most maturities during the third quarter as the economy slowed further, layoffs mounted and confidence fell. The September 11 attacks exacerbated these trends, heightening uncertainty in the financial markets. After the attacks, longer-term CA yields rose while short-term yields fell in response to Fed easing and anticipated fiscal stimulus. California municipals outperformed the national market as CA yields fell and prices rose in response to stabilized energy costs, modest new issuance and investors' flight to safety.

Strong security and issue selection had a large impact on results.

The Fund's underweight in uninsured California state general obligation bonds improved returns during the period, as investors--concerned that the slowing economy would diminish tax revenue--shunned these issues. In addition, exposure to non-California debt that qualifies for California tax exemption enhanced performance as these issues outperformed the California market. Individual security selection of longer-term revenue bonds, such as healthcare and water & sewer, also added to results. However, the Fund's below-benchmark duration detracted from relative performance as California municipal yields fell across all maturities.

California municipals remain attractive relative to other sectors.

After weighing the potential impact of the terrorist attacks, PIMCO's long-term forecast for weak global growth remains intact. However, we now anticipate a sharper, V-shaped U.S. economic recovery. Further near-term economic contraction should be followed by a strong snap back sometime next year, driven by aggressive fiscal and monetary stimulus. Given this outlook, California municipal bonds remain compelling even under recessionary conditions, as they offer attractive tax-adjusted yields relative to Treasury and agency debt. For now, we intend to keep duration close to the benchmark and to target longer-term municipals with high average credit quality (AA), as California credit risk premiums could increase amid substantial new issuance and potential budget deficits.

6 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO CA Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                        1 year       3 year        5 year       10 year     Inception
                                                                                                            (5/16/00)
PIMCO CA Municipal Bond Fund A Shares                   11.20%          --           --           --         12.41%
PIMCO CA Municipal Bond Fund A Shares (adjusted)         7.88%          --           --           --          9.94%
Lipper CA Municipal Debt Fund Average                    9.26%          --           --           --            --
Lehman CA Insured Municipal Index                        8.52%          --           --           --            --

MATURITY PROFILE

     Less than 1 year                      24%
     1-5 years                              8%
     5-10 years                            28%
     10-20 years                           13%
     20-30 years                           27%
     Duration                             7.0 years

SECTOR BREAKDOWN

     Municipal Bonds & Notes             98.5%
     Other                                1.5%

QUALITY BREAKDOWN

     AAA                                 50.8%
     AA                                  34.0%
     A                                    3.5%
     BBB                                  6.8%
     BB                                   4.9%

CHANGE IN VALUE For periods ended 9/30/01

                                    [CHART]


                                           Lehman
                         PIMCO CA        CA Insured
                         Municipal       Municipal
           Month          Bond A           Index
           =====         =========       ==========
        05/31/2000         9,700          10,000
        06/30/2000         9,901          10,321
        07/31/2000        10,036          10,475
        08/31/2000        10,175          10,715
        09/30/2000        10,147          10,658
        10/31/2000        10,204          10,579
        11/30/2000        10,261          10,662
        12/31/2000        10,470          10,940
        01/31/2001        10,626          11,042
        02/28/2001        10,699          11,061
        03/31/2001        10,768          11,151
        04/30/2001        10,491          10,939
        05/31/2001        10,743          11,101
        06/30/2001        10,839          11,150
        07/31/2001        11,073          11,338
        08/31/2001        11,282          11,626
        09/30/2001        11,284          11,566


The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

Past performance is no guarantee of future results. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. The Fund may invest up to 10% in high-yield lower-rated securities, which generally involves greater risk to principal than higher-rated bonds. The Fund may also invest in derivative instruments and mortgage-backed securities. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 42 for additional footnotes, which include additional information.

                                      9.30.01 | PIMCO Funds Semi-Annual Report 7

A CONVERTIBLE FUND

PIMCO Convertible Fund

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO
Convertible securities.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
3/31/99

TOTAL NET ASSETS:
$43.2 million


PORTFOLIO MANAGER:
Sandra Durn

[PHOTO]
Sandra Durn
Fund Manager

Ms. Durn is head of convertible bond strategies at PIMCO. Previously the lead convertible securities portfolio manager at Nicholas-Applegate Capital Management, she has seven years of investment experience.

Fund returns reflected convertible market weakness.

PIMCO Convertible Fund's Class A shares returned -8.95% for the six-month period ended September 30, 2001--results that reflected the overall weakness in the convertible market. The Fund performed in line with its Lipper peer group, which returned -8.79%, but trailed its benchmark, the First Boston Convertible Bond Index, which returned -7.34%. Over the longer term, the Fund maintains a relatively strong performance record, returning 4.96% annually since inception. These results remain well ahead of its benchmark and average, which returned 3.76% and 3.44%, respectively, over the same time period.

Convertibles fared better than stocks but lagged conventional bonds.

Early in the six-month period, investors remained optimistic that the economy would recover in response to aggressive Fed rate cuts. Nonetheless, bond yields fell and stocks floundered as eroding corporate profits, mounting layoffs and falling consumer confidence all plagued the economy. The September 11 attacks amplified these trends, causing a flight to safety in the financial markets. Because they are more closely tied to the business environment, convertibles lagged high-quality bond sectors such as Treasuries and mortgages. They outperformed equities, however, as convertibles' lower degree of principal risk offered some downside protection.

High-quality bias aided performance.

Given the deteriorating credit fundamentals in the convertible market, the Fund's high-quality focus was positive for performance. An underweight exposure to telecom and technology issues also helped returns as these sectors suffered from weak corporate profits and reduced investment. Still, the Fund's above-index delta, or sensitivity to underlying equities, hurt performance as the weakening global economy took its toll on stock markets worldwide. An underweight position in zero coupon convertible bonds also detracted from relative returns as these defensively structured issues outperformed.

Focus on fundamentally strong companies should be key to future results.

Having measured the potential impact of the September 11 attacks, PIMCO's long-term outlook for weak global growth remains intact. However, we now anticipate a V-shaped U.S. recovery, as further economic contraction should be followed by a snap back later next year. In the near term, we believe that higher-quality convertibles should do well, as their downside protection should help mitigate the impact of a slowing economy. We intend to maintain our focus on companies with strong balance sheets that are well positioned to weather the slowdown, concentrating on investment-grade convertible securities.

8 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Convertible Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                   1 year             3 year         5 year      10 year         Inception
                                                                                                                 (3/31/99)
PIMCO Convertible Fund A Shares                   -28.09%               --             --          --               4.96%
PIMCO Convertible Fund A Shares (adjusted)        -31.32%               --             --          --               3.05%
PIMCO Convertible Fund B Shares                   -28.81%               --             --          --               4.10%
PIMCO Convertible Fund B Shares (adjusted)        -32.15%               --             --          --               2.96%
PIMCO Convertible Fund C Shares (adjusted)        -29.45%               --             --          --               4.15%
Lipper Convertible Securities Fund Average        -23.34%               --             --          --                 --
First Boston Convertible Bond Index               -23.81%               --             --          --                 --


MATURITY PROFILE

     Less than 1 year                          14%
     1-5 years                                 29%
     5-10 years                                 4%
     10-20 years                               50%
     20-30 years                                1%
     Over 30 years                              2%
     Duration                                 1.4 years

SECTOR BREAKDOWN

     Convertible Bonds & Notes               69.2%
     Convertible Preferred Stock             22.8%
     Short-Term Instruments                   6.8%
     Other                                    1.2%


QUALITY BREAKDOWN

     AAA                                     13.9%
     AA                                       9.9%
     A                                       28.2%
     BBB                                     35.0%
     BB                                       8.8%
     B                                        4.2%


CHANGE IN VALUE For periods ended 9/30/01

                                                                  First Boston
                      PIMCO          PIMCO          PIMCO       Convertible Bond
      Month       Convertible A  Convertible B  Convertible C         Index
      =====       =============  =============  =============   ================
   03/31/1999         9,550         10,000         10,000           10,000
   04/30/1999        10,006         10,471         10,471           10,405
   05/31/1999        10,184         10,650         10,650           10,309
   06/30/1999        10,727         11,219         11,229           10,754
   07/31/1999        10,747         11,239         11,240           10,612
   08/31/1999        10,727         11,199         11,209           10,643
   09/30/1999        10,833         11,308         11,319           10,671
   10/31/1999        11,263         11,747         11,758           11,040
   11/30/1999        12,084         12,595         12,607           11,888
   12/31/1999        13,523         14,083         14,105           13,695
   01/31/2000        13,814         14,346         14,357           13,489
   02/29/2000        15,285         15,871         15,882           14,905
   03/31/2000        15,314         15,885         15,904           14,584
   04/30/2000        14,283         14,811         14,831           13,873
   05/31/2000        13,836         14,334         14,355           13,129
   06/30/2000        14,585         15,107         15,117           13,982
   07/31/2000        14,156         14,661         14,671           13,560
   08/31/2000        15,246         15,765         15,785           14,603
   09/30/2000        14,991         15,531         15,545           14,396
   10/31/2000        14,297         14,799         14,812           13,734
   11/30/2000        12,497         12,937         12,943           12,071
   12/31/2000        13,421         13,882         13,897           12,623
   01/31/2001        13,825         14,258         14,272           13,363
   02/28/2001        12,325         12,700         12,717           12,325
   03/31/2001        11,840         12,194         12,212           12,339
   04/30/2001        12,733         13,109         13,114           11,837
   05/31/2001        12,422         12,776         12,792           12,634
   06/30/2001        11,906         12,243         12,245           12,562
   07/31/2001        11,529         11,844         11,857           12,324
   08/31/2001        11,383         11,692         11,707           11,772
   09/30/2001        10,781         10,758         11,070           10,968


The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The portfolio's risk/reward profile is then dynamically managed in order to modestly participate with rising equity prices while protecting again declines. Disciplined company/credit analysis maximizes the portfolio's capital appreciation potential.

Past performance is no guarantee of future results. The Fund may invest up to 35% of assets in high yield securities which are lower rated securities, 20% in foreign currencies which can involve special risks due to foreign economic and political developments, emerging markets, and investing in smaller companies. The Fund may have to convert securities before it would otherwise choose to, which may have an adverse effect on the Fund's ability to achieve its investment objective. See page 42 for additional footnotes, which include additional information.

                                      9.30.01 | PIMCO Funds Semi-Annual Report 9

AN INTERNATIONAL BOND FUND

Emerging Markets Bond Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Emerging market fixed income securities.

DURATION RANGE:
0-8 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$66.2 million

PORTFOLIO MANAGER:
Mohamed El-Erian


[PHOTO]
Mohamed El-Erian
Fund Manager

Dr. El-Erian is a managing director and head of the firm's emerging markets portfolio management team. His past experience includes 15 years with the IMF leading policy work on debt and country issues.

Fund's performance trounced index and peer group.

For the six-month period ended September 30, 2001, the Fund's Class A shares posted an 8.03% gain, solidly beating the J.P. Morgan Emerging Markets Bond Index Plus and Lipper Emerging Markets Debt Fund Average, which returned -1.91% and -0.02% respectively. In addition, the Fund's one-year return of 15.50% strongly outperformed the index and average, exceeding their returns by 13.72% and 12.66%, respectively.

Emerging markets bonds held up relatively well amid the slowdown.

The synchronized global slowdown, which was advanced by the events of September 11, proved detrimental to emerging markets bonds in the past six months. Still, the area fared better than many other fixed-income and equity markets in the wake of the attacks, reflecting the defensive positioning that had already been adopted by many investors in the sector. The J.P. Morgan Emerging Markets Index shed 5.77% for the month of September. Generally, higher quality issues outperformed during the period, while weaker economies (i.e., Argentina) posted the worst results.

Low Argentine exposure greatly enhanced Fund performance.

A significant underweight to Argentina was the primary source of the Fund's outperformance, as the country's problems mounted and investor confidence in the current policy regime deteriorated. Slight overweight positions in Russia and Mexico enhanced returns as both economies showed signs of fundamental strength. At the same time, an underweight position in Turkey detracted from returns as geopolitical considerations garnered international community support despite deteriorating country fundamentals.

Defensive positioning should be key to near-term results.

In the short-term, we expect emerging markets bonds to be subject to higher-than-normal uncertainty due to the fluid international environment. Market sentiment will likely be determined by the outlook for developed countries, the progress of the U.S.-led response to terrorism and the outcome of the Argentine situation. In light of these variables, we intend to retain a defensive posture for the Fund in terms of cash holdings, average credit quality and duration exposure. We anticipate maintaining our underweight positions in Argentina and Turkey and our overweight position in Brazil, which serves as a higher-quality substitute for regional Latin America exposure. Looking ahead, we remain confident that our long-term strategy, which favors quality and liquidity, will reward investors as the global economy begins to rebound.

10 PIMCO Funds Semi-Annual Report | 9.30.01

Emerging Markets Bond Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                             1 year    3 year    5 year    10 year    Inception
                                                                                                      (7/31/97)
PIMCO Emerging Markets Bond Fund A Shares                    15.50%    22.17%       --         --         8.15%
PIMCO Emerging Markets Bond Fund A Shares (adjusted)         10.30%    20.30%       --         --         6.97%
PIMCO Emerging Markets Bond Fund B Shares                    14.67%    21.24%       --         --         7.32%
PIMCO Emerging Markets Bond Fund B Shares (adjusted)          9.67%    20.56%       --         --         6.99%
PIMCO Emerging Markets Bond Fund C Shares (adjusted)         13.67%    21.31%       --         --         7.37%
Lipper Emerging Markets Debt Fund Average                     2.84%    16.53%       --         --           --
J.P. Morgan Emerging Markets Bond Index Plus                  1.78%    17.03%       --         --           --

MATURITY PROFILE

   Less than 1 year                 30%
   1-5 years                         4%
   5-10 years                       33%
   10-20 years                      17%
   20-30 years                      14%
   Over 30 years                     2%
   Duration                   4.9 years

COUNTRY ALLOCATION

   Brazil                         23.1%
   Short-Term Instruments         15.2%
   Mexico                         14.1%
   Russia                         13.5%
   Other                          34.1%


QUALITY BREAKDOWN

   AAA                            14.5%
   AA                              4.7%
   BBB                            25.8%
   BB                             32.2%
   B                              22.8%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [GRAPH]

                                                                                                                   J.P. Morgan
                                                                                                                     Emerging
                                    PIMCO                           PIMCO                      PIMCO               Markets Bond
       Month                  Emerging Markets A              Emerging Markets B        Emerging Markets C          Index Plus
       =====                  ==================              ==================        ==================         ============
     07/31/1997                     9,550                          10,000                      10,000                10,000
     08/31/1997                     9,434                           9,870                       9,872                 9,960
     09/30/1997                     9,693                          10,134                      10,135                10,264
     10/31/1997                     8,587                           8,970                       8,971                 9,082
     11/30/1997                     9,038                           9,436                       9,437                 9,513
     12/31/1997                     9,266                           9,668                       9,669                 9,841
     01/31/1998                     9,277                           9,673                       9,674                 9,822
     02/28/1998                     9,538                           9,940                       9,941                10,103
     03/31/1998                     9,822                          10,228                      10,229                10,354
     04/30/1998                     9,844                          10,245                      10,245                10,379
     05/31/1998                     9,524                           9,905                       9,905                10,025
     06/30/1998                     9,209                           9,571                       9,571                 9,735
     07/31/1998                     9,347                           9,706                       9,706                 9,802
     08/31/1998                     6,741                           6,994                       6,994                 6,985
     09/30/1998                     7,263                           7,531                       7,532                 7,668
     10/31/1998                     7,641                           7,916                       7,919                 8,165
     11/30/1998                     8,250                           8,542                       8,544                 8,645
     12/31/1998                     8,147                           8,430                       8,432                 8,429
     01/31/1999                     7,862                           8,130                       8,133                 8,117
     02/28/1999                     8,016                           8,285                       8,288                 8,233
     03/31/1999                     8,556                           8,838                       8,840                 8,857
     04/30/1999                     9,267                           9,565                       9,569                 9,462
     05/31/1999                     8,684                           8,959                       8,961                 8,922
     06/30/1999                     8,943                           9,221                       9,224                 9,321
     07/31/1999                     8,883                           9,153                       9,155                 9,128
     08/31/1999                     8,867                           9,129                       9,133                 9,115
     09/30/1999                     9,260                           9,529                       9,533                 9,434
     10/31/1999                     9,557                           9,828                       9,832                 9,798
     11/30/1999                     9,814                          10,087                      10,090                10,075
     12/31/1999                    10,273                          10,552                      10,556                10,620
     01/31/2000                    10,044                          10,310                      10,314                10,410
     02/29/2000                    10,635                          10,911                      10,915                11,080
     03/31/2000                    10,899                          11,175                      11,184                11,429
     04/30/2000                    10,690                          10,947                      10,970                11,211
     05/31/2000                    10,479                          10,724                      10,746                10,925
     06/30/2000                    10,969                          11,218                      11,242                11,479
     07/31/2000                    11,232                          11,481                      11,505                11,826
     08/31/2000                    11,621                          11,872                      11,897                12,243
     09/30/2000                    11,465                          11,705                      11,729                12,077
     10/31/2000                    11,270                          11,499                      11,523                11,805
     11/30/2000                    11,325                          11,548                      11,572                11,745
     12/31/2000                    11,723                          11,945                      11,971                12,284
     01/31/2001                    12,217                          12,441                      12,467                12,911
     02/28/2001                    12,159                          12,378                      12,405                12,706
     03/31/2001                    12,259                          12,468                      12,497                12,532
     04/30/2001                    12,328                          12,532                      12,560                12,458
     05/31/2001                    12,602                          12,802                      12,832                12,766
     06/30/2001                    12,981                          13,180                      13,209                12,962
     07/31/2001                    13,076                          13,268                      13,298                12,159
     08/31/2001                    13,743                          13,936                      13,966                12,760
     09/30/2001                    13,241                          13,250                      13,450                12,292

--------------------------------------------------------------------------------
The top-down invesment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager is guided by risk-adjusted real yields. His goal is to identify not only which countries to overweight or underweight, but where on each country's yield curve the Fund should take an exposure.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in issuers that economically are tied to countries with emerging securities markets. Investing in foreign securities may entail greater risk due to foreign economic and political developments, this risk may be enhanced when investing in emerging markets. The Fund may also invest in high yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 33

AN INTERNATIONAL BOND FUND

Foreign Bond Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Intermediate maturity hedged non-U.S. fixed income securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
12/02/92

TOTAL NET ASSETS:
$755.0 million

PORTFOLIO MANAGER:
Sudi Mariappa


[PHOTO]
Sudi Mariappa
Fund Manager

Mr. Mariappa is lead portfolio manager of PIMCO Foreign Bond and Global Bond II Funds and oversees the firm's Asian trading and portfolio management group in Japan. He has 12 years of investment experience.

Fund outpaced its benchmark for the six-month period.

For the six-month period ended September 30, 2001, PIMCO Foreign Bond Fund's Class A shares returned 3.34%, handily outpacing the portfolio's benchmark, the J.P. Morgan Non-U.S. Index (Hedged), which returned 2.57%. The Fund also outperformed the index over the one-year period, posting a gain of 10.55% versus 9.41% for the index. While the Fund slightly trailed its average Lipper peer in the past six-months, it remains well ahead of the pack over longer time periods, beating its average by 3.88% and 4.95% over the past one and three years, respectively.

Plunging short-term rates, steepening yield curves dominated foreign markets.

Given an environment of flagging global growth, most economies faced significant challenges prior to the events of September 11 and were further weakened in wake of the attacks. As result, the global economy is most likely suffering from its most severe slowdown since the 1974 oil price shock. In a coordinated effort, central banks worldwide cut interest rates, attempting to instill confidence, provide liquidity and revive growth. Short-term rates plunged and yield curves steepened in response, as heightened uncertainty raised expectations for further monetary easing.

Duration posture and yield curve positioning added to Fund returns.

The Fund's strategy of extending duration through exposure to longer-term European bonds added to relative returns during the past six months, as these yields fell amid the global slow down. In addition, our yield curve strategy, which focused on shorter-dated securities in Europe and the U.K., enhanced returns over the course of the period. While a focus on global mortgages and an underweight position in Japan were positive for performance, the Fund's allocation to real return bonds detracted from results, as these issues rallied less than conventional securities with similar maturities.

Economic conditions bode well for core european bonds.

PIMCO's long-term forecast of sluggish global growth remains intact after weighing the potential impact of the terrorist attacks. However, we believe that over the next year, a V-shaped U.S. recovery will lead a global economic turnaround. Moving forward, we expect to keep duration close to the benchmark and to move to a more neutral yield curve stance. We are likely to overweight core European bonds, as slow global growth and the European Central Bank (ECB)'s mandate to fight inflation should create a positive bond environment.

12 PIMCO Funds Semi-Annual Report | 9.30.01

Foreign Bond Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                    1 year    3 year    5 year    10 year    Inception
                                                                                             (12/2/92)
PIMCO Foreign Bond Fund A Shares                     10.55%     6.07%     8.26%        --         9.28%
PIMCO Foreign Bond Fund A Shares (adjusted)           5.58%     4.45%     7.26%        --         8.71%
PIMCO Foreign Bond Fund B Shares                      9.73%     5.25%     7.45%        --         8.65%
PIMCO Foreign Bond Fund B Shares (adjusted)           4.73%     4.38%     7.18%        --         8.65%
PIMCO Foreign Bond Fund C Shares (adjusted)           8.73%     5.26%     7.45%        --         8.47%
Lipper International Income Fund Average              6.67%     1.12%     3.08%        --           --
J.P. Morgan Non-U.S. Index (Hedged)                   9.41%     6.13%     8.97%        --           --

MATURITY PROFILE

   1-5 years                        17%
   5-10 years                       44%
   10-20 years                      31%
   20-30 years                       8%
   Duration                   5.0 years

COUNTRY ALLOCATION

   United States                  46.3%
   Germany                         9.2%
   Italy                           8.4%
   Short-Term Instruments          7.2%
   United Kingdom                  6.1%
   France                          5.6%
   Canada                          5.1%
   Other                          12.1%

QUALITY BREAKDOWN

   AAA                            68.8%
   AA                             18.6%
   A                               7.7%
   BBB                             3.8%
   BB                              1.0%
   B                               0.1%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [GRAPH]

                                                                                    JP Morgan
                                      PIMCO           PIMCO          PIMCO           Non-US
              Month                 Foreign A       Foreign B      Foreign C      Index (Hedged)
              =====                 =========       =========      =========      ==============
           12/31/1992                 9,550          10,000         10,000           10,000
           01/31/1993                 9,625          10,073         10,073           10,091
           02/28/1993                 9,833          10,286         10,286           10,274
           03/31/1993                 9,867          10,314         10,314           10,280
           04/30/1993                 9,863          10,304         10,304           10,281
           05/31/1993                 9,949          10,387         10,387           10,338
           06/30/1993                10,180          10,623         10,623           10,549
           07/31/1993                10,337          10,781         10,781           10,667
           08/31/1993                10,584          11,033         11,033           10,889
           09/30/1993                10,622          11,067         11,067           10,936
           10/31/1993                10,776          11,221         11,221           11,082
           11/30/1993                10,803          11,242         11,242           11,159
           12/31/1993                11,068          11,511         11,511           11,390
           01/31/1994                11,079          11,515         11,515           11,333
           02/28/1994                10,782          11,200         11,200           11,078
           03/31/1994                10,590          10,994         10,994           10,977
           04/30/1994                10,486          10,879         10,879           10,899
           05/31/1994                10,329          10,709         10,709           10,779
           06/30/1994                10,135          10,501         10,501           10,669
           07/31/1994                10,195          10,557         10,557           10,739
           08/31/1994                10,091          10,442         10,442           10,636
           09/30/1994                10,104          10,448         10,448           10,645
           10/31/1994                10,139          10,477         10,477           10,687
           11/30/1994                10,285          10,622         10,622           10,838
           12/31/1994                10,214          10,541         10,541           10,813
           01/31/1995                10,280          10,601         10,601           10,931
           02/28/1995                10,343          10,660         10,660           11,072
           03/31/1995                10,347          10,656         10,656           11,297
           04/30/1995                10,596          10,905         10,905           11,477
           05/31/1995                11,008          11,322         11,322           11,854
           06/30/1995                10,938          11,243         11,243           11,814
           07/31/1995                11,142          11,445         11,445           11,963
           08/31/1995                11,351          11,651         11,651           12,067
           09/30/1995                11,508          11,806         11,806           12,258
           10/31/1995                11,697          11,991         11,991           12,395
           11/30/1995                12,152          12,450         12,450           12,667
           12/31/1995                12,328          12,623         12,623           12,785
           01/31/1996                12,627          12,919         12,919           12,939
           02/29/1996                12,354          12,632         12,632           12,787
           03/31/1996                12,550          12,826         12,826           12,893
           04/30/1996                12,850          13,125         13,125           13,047
           05/31/1996                12,895          13,163         13,163           13,136
           06/30/1996                13,037          13,299         13,299           13,245
           07/31/1996                13,160          13,417         13,417           13,345
           08/31/1996                13,478          13,733         13,733           13,522
           09/30/1996                13,851          14,107         14,107           13,810
           10/31/1996                14,189          14,442         14,442           14,038
           11/30/1996                14,528          14,780         14,780           14,319
           12/31/1996                14,601          14,845         14,845           14,339
           01/31/1997                14,826          15,067         15,070           14,518
           02/28/1997                14,900          15,133         15,136           14,611
           03/31/1997                14,708          14,929         14,932           14,533
           04/30/1997                14,840          15,054         15,057           14,690
           05/31/1997                14,912          15,117         15,120           14,767
           06/30/1997                15,205          15,406         15,409           15,018
           07/31/1997                15,424          15,619         15,622           15,257
           08/31/1997                15,356          15,539         15,542           15,275
           09/30/1997                15,683          15,859         15,862           15,545
           10/31/1997                15,495          15,658         15,661           15,645
           11/30/1997                15,700          15,856         15,860           15,757
           12/31/1997                15,924          16,072         16,075           15,962
           01/31/1998                16,149          16,289         16,292           16,174
           02/28/1998                16,293          16,424         16,428           16,318
           03/31/1998                16,491          16,615         16,618           16,464
           04/30/1998                16,542          16,666         16,660           16,548
           05/31/1998                16,680          16,793         16,786           16,774
           06/30/1998                16,756          16,860         16,853           16,847
           07/31/1998                17,016          17,111         17,104           17,003
           08/31/1998                16,875          16,959         16,952           17,338
           09/30/1998                17,256          17,332         17,325           17,749
           10/31/1998                16,894          16,956         16,949           17,722
           11/30/1998                17,205          17,258         17,251           17,914
           12/31/1998                17,441          17,482         17,475           17,892
           01/31/1999                17,793          17,825         17,818           18,114
           02/28/1999                17,613          17,634         17,627           17,993
           03/31/1999                17,715          17,726         17,719           18,207
           04/30/1999                17,938          17,937         17,930           18,438
           05/31/1999                17,651          17,639         17,632           18,363
           06/30/1999                17,431          17,406         17,399           18,078
           07/31/1999                17,433          17,397         17,391           18,031
           08/31/1999                17,302          17,257         17,250           18,063
           09/30/1999                17,388          17,333         17,326           18,132
           10/31/1999                17,461          17,395         17,388           18,176
           11/30/1999                17,489          17,412         17,405           18,281
           12/31/1999                17,636          17,546         17,539           18,336
           01/31/2000                17,539          17,450         17,432           18,338
           02/29/2000                17,734          17,644         17,615           18,473
           03/31/2000                17,982          17,891         17,848           18,743
           04/30/2000                18,038          17,946         17,885           18,844
           05/31/2000                18,141          18,048         17,975           18,995
           06/30/2000                18,271          18,178         18,092           19,086
           07/31/2000                18,419          18,326         18,227           19,224
           08/31/2000                18,395          18,302         18,191           19,227
           09/30/2000                18,631          18,536         18,413           19,393
           10/31/2000                18,672          18,577         18,442           19,550
           11/30/2000                18,943          18,846         18,699           19,896
           12/31/2000                19,289          19,191         19,028           20,117
           01/31/2001                19,569          19,469         19,292           20,355
           02/28/2001                19,675          19,574         19,387           20,530
           03/31/2001                19,932          19,831         19,627           20,685
           04/30/2001                19,805          19,704         19,490           20,545
           05/31/2001                19,844          19,743         19,517           20,652
           06/30/2001                19,827          19,726         19,488           20,765
           07/31/2001                20,286          20,183         19,928           20,954
           08/31/2001                20,461          20,357         20,086           21,130
           09/30/2001                20,598          20,493         20,208           21,217

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then uses a top-down country bond allocation model to determine the countries with the best risk-adjusted yields. Bottom-up strategies, including sector rotation and credit research, aid in issue selection.

Past performance is no guarantee of future results. The Fund may invest at least 85% of its assets in foreign securities, which may entail greater risk due to foreign economic and political developments, may at times invest in derivatives and mortage related securities. The Fund may invest up to 10% in high yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 13

AN INTERNATIONAL BOND FUND

Global Bond Fund II

OBJECTIVE:
Maximum total return, consistent with preservation of capital.

PORTFOLIO:
U.S. and hedged foreign intermediate maturity fixed income securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
10/02/95

TOTAL NET ASSETS:
$81.2 million

PORTFOLIO MANAGER:
Sudi Mariappa


[PHOTO]
Sudi Mariappa
Fund Manager

Mr. Mariappa is lead portfolio manager of PIMCO Foreign Bond and Global Bond II Funds and oversees the firm's Asian trading and portfolio management group in Japan. He has 12 years of investment experience.

Fund posted a solid 3.89% gain for the six-month period.

For the six-month period ended September 30, 2001, the Fund's Class A shares returned 3.89%, outpacing the J.P. Morgan Global (Hedged) Index by 0.63%. The Fund also remained ahead of its benchmark for the one-year period, returning 11.54% versus 10.44% for the index. Notably, these results far exceeded those of the Fund's peer group. The Fund outperformed the Lipper Global Income Fund Average by 1.42% and 5.72% for the six-month and one-year periods, respectively.

U.S. bond market performed best amid global flight to safety.

Given an environment of slowing global growth, most economies faced significant challenges prior to the events of September 11 and were further weakened in the wake of the attacks. World trade, tourism, commodity prices and investor risk appetite fell, causing the most severe global slowdown since the 1974 oil price shock. In response, central banks worldwide cut interest rates to instill confidence, provide liquidity and revive growth. The U.S. was the best performing bond market during the period, as investors fled to the safety and liquidity of Treasuries following the turmoil.

Several strategic moves contributed to fund's outperformance.

In light of these events, the Fund's large weight in the U.S. was positive for returns, particularly towards the end of the six-month period. The Fund's strategy of extending duration through exposure to longer-term European bonds also added to relative returns, as these yields fell amid the global slowdown. Effective yield curve positioning also enhanced returns over the course of the period. While a focus on global mortgages was positive for performance, the Fund's allocation to real return bonds detracted from results, as these issues rallied less than conventional securities with similar maturities.

Economic conditions bode well for core European bonds.

PIMCO's long-term forecast of sluggish global growth remains intact after weighing the potential impact of the terrorist attacks. However, we believe that over the next year, a V-shaped U.S. recovery will lead a global economic turnaround. Moving forward, we expect to keep duration close to the benchmark and to move to a more neutral yield curve stance. We anticipate overweighting core European bonds, as slow global growth and the European Central Bank's mandate to fight inflation should create a positive bond environment.

14 PIMCO Funds Semi-Annual Report | 9.30.01

GLOBAL BOND FUND II

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                    1 year    3 year    5 year    10 year    Inception
                                                                                             (10/2/95)
PIMCO Global Bond Fund II A Shares                   11.54%     5.86%     7.45%        --         8.65%
PIMCO Global Bond Fund II A Shares (adjusted)         6.52%     4.25%     6.46%        --         7.82%
PIMCO Global Bond Fund II B Shares                   10.71%     5.07%     6.65%        --         7.83%
PIMCO Global Bond Fund II B Shares (adjusted)         5.71%     4.18%     6.37%        --         7.72%
PIMCO Global Bond Fund II C Shares (adjusted)         9.71%     5.07%     6.64%        --         7.82%
Lipper Global Income Fund Average                    5.82%     2.23%     3.72%        --           --
J.P. Morgan Global Index (Hedged)                   10.44%     5.99%     8.65%        --           --

MATURITY PROFILE

   Less than 1 year                  2%
   1-5 years                        20%
   5-10 years                       40%
   10-20 years                      27%
   20-30 years                      11%
   Duration                   5.3 years

COUNTRY ALLOCATION

   United States                  43.2%
   Italy                          10.1%
   United Kingdom                  7.4%
   France                          7.2%
   Canada                          6.2%
   Germany                         5.8%
   Short-Term Instruments          4.9%
   Other                          15.2%

QUALITY BREAKDOWN

   AAA                            71.8%
   AA                             18.1%
   A                               5.3%
   BBB                             3.6%
   BB                              1.0%
   B                               0.2%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [GRAPH]

                                      PIMCO            PIMCO           PIMCO         JP Morgan
                                      Global          Global          Global       Global Index
              Month                 Bond II A        Bond II B       Bond II C       (Hedged)
              =====                 =========        =========       =========     ============
           10/31/1995                 9,550           10,000          10,000          10,000
           11/30/1995                 9,869           10,334          10,334          10,191
           12/31/1995                10,030           10,502          10,502          10,302
           01/31/1996                10,220           10,702          10,702          10,406
           02/29/1996                10,026           10,499          10,499          10,257
           03/31/1996                10,045           10,512          10,512          10,279
           04/30/1996                10,170           10,625          10,625          10,334
           05/31/1996                10,162           10,606          10,596          10,373
           06/30/1996                10,256           10,677          10,677          10,471
           07/31/1996                10,299           10,718          10,718          10,530
           08/31/1996                10,552           10,964          10,964          10,614
           09/30/1996                10,799           11,214          11,214          10,814
           10/31/1996                11,031           11,458          11,448          11,009
           11/30/1996                11,303           11,724          11,724          11,215
           12/31/1996                11,274           11,697          11,686          11,188
           01/31/1997                11,370           11,778          11,778          11,283
           02/28/1997                11,448           11,852          11,852          11,334
           03/31/1997                11,290           11,681          11,681          11,255
           04/30/1997                11,424           11,812          11,812          11,392
           05/31/1997                11,514           11,896          11,896          11,468
           06/30/1997                11,710           12,092          12,092          11,638
           07/31/1997                11,954           12,335          12,335          11,886
           08/31/1997                11,910           12,282          12,282          11,844
           09/30/1997                12,131           12,502          12,503          12,043
           10/31/1997                11,989           12,347          12,348          12,176
           11/30/1997                12,074           12,427          12,428          12,254
           12/31/1997                12,208           12,558          12,559          12,405
           01/31/1998                12,318           12,665          12,664          12,581
           02/28/1998                12,389           12,729          12,729          12,632
           03/31/1998                12,556           12,893          12,893          12,714
           04/30/1998                12,610           12,941          12,941          12,777
           05/31/1998                12,677           13,002          13,002          12,936
           06/30/1998                12,734           13,053          13,049          13,030
           07/31/1998                12,888           13,201          13,197          13,113
           08/31/1998                12,750           13,052          13,048          13,412
           09/30/1998                13,034           13,337          13,333          13,754
           10/31/1998                12,818           13,106          13,102          13,724
           11/30/1998                12,986           13,269          13,264          13,821
           12/31/1998                13,097           13,373          13,369          13,821
           01/31/1999                13,388           13,662          13,658          13,961
           02/28/1999                13,182           13,445          13,441          13,774
           03/31/1999                13,264           13,520          13,516          13,900
           04/30/1999                13,390           13,641          13,636          14,031
           05/31/1999                13,184           13,422          13,418          13,947
           06/30/1999                13,021           13,249          13,245          13,789
           07/31/1999                13,008           13,227          13,223          13,760
           08/31/1999                12,948           13,158          13,154          13,775
           09/30/1999                13,012           13,215          13,210          13,846
           10/31/1999                13,046           13,241          13,237          13,873
           11/30/1999                13,025           13,212          13,208          13,921
           12/31/1999                13,080           13,259          13,255          13,922
           01/31/2000                13,021           13,192          13,188          13,933
           02/29/2000                13,173           13,338          13,334          14,074
           03/31/2000                13,354           13,513          13,509          14,307
           04/30/2000                13,372           13,524          13,519          14,343
           05/31/2000                13,418           13,560          13,556          14,428
           06/30/2000                13,563           13,697          13,693          14,553
           07/31/2000                13,672           13,800          13,796          14,671
           08/31/2000                13,707           13,826          13,822          14,739
           09/30/2000                13,862           13,974          13,970          14,829
           10/31/2000                13,900           14,004          13,999          14,958
           11/30/2000                14,063           14,159          14,154          15,240
           12/31/2000                14,229           14,316          14,312          15,448
           01/31/2001                14,529           14,610          14,605          15,609
           02/28/2001                14,657           14,729          14,725          15,762
           03/31/2001                14,881           14,946          14,941          15,859
           04/30/2001                14,788           14,843          14,838          15,719
           05/31/2001                14,842           14,887          14,883          15,791
           06/30/2001                14,789           14,825          14,820          15,879
           07/31/2001                15,216           15,244          15,239          16,100
           08/31/2001                15,361           15,378          15,374          16,261
           09/30/2001                15,461           15,373          15,464          16,377

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then uses a top-down country bond allocation model to determine the countries with the best risk-adjusted yields. Bottom-up strategies, including sector rotation and credit research, aid in issue selection.

Past performance is no guarantee of future results. The Fund may invest at least 65% of its assets in three countries (one of which may be the U.S.), which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 15

A MORTGAGE-BACKED BOND FUND

GNMA Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Mortgage-related fixed income securities with a short to intermediate maturity.

DURATION RANGE:
1-7 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$41.5 million

PORTFOLIO MANAGER:
Scott Mather (Note: W. Scott Simon--head of PIMCO's Mortgage-backed Securities area--has assumed portfolio management responsibilities as of 10/1/01.)


[PHOTO]
Scott Mather
Fund Manager

Mr. Mather is an Executive Vice President and a senior member of PIMCO's portfolio management and strategy groups. He has over 7 years of investment experience specializing in mortgage-backed securities.

Superior performance earned #1 Lipper ranking over multiple time periods.

For the six-month period ended September 30, 2001, the Fund's Class A shares returned 6.60%, strongly outperforming the Lehman GNMA Index and Lipper GNMA Fund Average, which returned 5.19% and 4.83%, respectively. In addition, the Fund achieved similar results over the one-year period, returning 16.19% compared to 11.93% and 11.35% for the index and average, respectively. This strong performance ranked the Fund #1 in its Lipper category over the past one-, three-year and since-inception time periods (1/59, 1/48, 1/42).

High quality sectors rallied as economic uncertainty intensified.

The economy slowed significantly over the past six months as layoffs mounted, corporate profits deteriorated, and confidence fell. The September 11 attacks magnified these trends, heightening economic uncertainty and fueling a flight to quality in the financial markets. In response, the Fed injected liquidity into the markets, slashing interest rates to their lowest levels since the early 1960s. High-quality assets rallied in this environment. Treasury and mortgage yields fell sharply, causing their prices to rise, as investors sought the high credit quality and safety offered by these sectors.

Strong security and issue selection greatly enhanced Fund returns.

While the Fund benefited from the overall strength in the mortgage sector in the past six months, we attribute its outperformance to a number of successful management strategies. In particular, strong security selection enhanced returns. The Fund's holdings of GNMA II adjustable-rate mortgages boosted performance as they provided attractive relative yields. Exposure to Collateralized Mortgage Obligations (CMOs) also enhanced returns, as they augmented portfolio yield and provided protection against increasing prepayment activity. Finally, issue selection contributed positively to performance, as the Fund's higher-coupon exposure proved to be an effective relative value strategy.

Outlook for GNMAs remains favorable.

After weighing the impact of the September 11 attacks, PIMCO is maintaining its secular outlook for weak global growth. However, we now foresee a sharper, V-shaped U.S. recovery. Near-term economic contraction should be followed by a strong snap-back later next year as increased fiscal and monetary stimulus takes effect. Given this environment, GNMAs should continue to perform strongly, as investors are likely to remain drawn to their relatively high yields and top credit quality. Moving forward, we will look to protect the portfolio from potential refinancing activity and rising interest rates, largely through ongoing security and issue selection.

16 PIMCO Funds Semi-Annual Report | 9.30.01

GNMA Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                    1 year    3 year     5 year     10 year     Inception
                                                                                                (7/31/97)
PIMCO GNMA Fund A Shares                           16.19%     8.19%        --          --          8.37%
PIMCO GNMA Fund A Shares (adjusted)                10.94%     6.56%        --          --          7.18%
PIMCO GNMA Fund B Shares                           15.17%     7.34%        --          --          7.52%
PIMCO GNMA Fund B Shares (adjusted)                10.17%     6.46%        --          --          7.14%
PIMCO GNMA Fund C Shares (adjusted)                14.21%     7.35%        --          --          7.53%
Lipper GNMA Fund Average                           11.35%     6.17%        --          --            --
Lehman Brothers GNMA Index                         11.93%     7.27%        --          --            --

MATURITY PROFILE

   Less than 1 year                      35%
   1-5 years                             59%
   5-10 years                             4%
   10-20 years                            1%
   20-30 years                            1%
   Duration                        1.7 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities          46.9%
   Short-Term Instruments              45.7%
   Other                                7.4%

QUALITY BREAKDOWN

   AAA                                 89.3%
   AA                                   8.5%
   A                                    1.7%
   BBB                                  0.5%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [GRAPH]

                                        PIMCO                PIMCO                PIMCO              Lehman
              Month                     GNMA A               GNMA B               GNMA C           GNMA Index
              =====                     ======               ======               ======           ==========
           07/31/1997                    9,700               10,000               10,000             10,000
           08/31/1997                    9,732               10,027               10,027              9,979
           09/30/1997                    9,910               10,204               10,204             10,111
           10/31/1997                   10,000               10,290               10,290             10,217
           11/30/1997                   10,021               10,306               10,306             10,248
           12/31/1997                   10,107               10,387               10,387             10,340
           01/31/1998                   10,185               10,461               10,461             10,440
           02/28/1998                   10,231               10,503               10,503             10,464
           03/31/1998                   10,241               10,507               10,507             10,508
           04/30/1998                   10,274               10,534               10,534             10,569
           05/31/1998                   10,348               10,604               10,604             10,641
           06/30/1998                   10,423               10,674               10,674             10,686
           07/31/1998                   10,451               10,696               10,696             10,746
           08/31/1998                   10,580               10,821               10,821             10,831
           09/30/1998                   10,705               10,942               10,942             10,959
           10/31/1998                   10,655               10,883               10,883             10,949
           11/30/1998                   10,611               10,832               10,832             11,011
           12/31/1998                   10,680               10,896               10,896             11,057
           01/31/1999                   10,757               10,968               10,968             11,135
           02/28/1999                   10,658               10,861               10,861             11,100
           03/31/1999                   10,783               10,981               10,981             11,167
           04/30/1999                   10,832               11,024               11,024             11,221
           05/31/1999                   10,905               11,091               11,091             11,164
           06/30/1999                   10,884               11,063               11,063             11,120
           07/31/1999                   10,892               11,065               11,065             11,047
           08/31/1999                   10,888               11,052               11,052             11,043
           09/30/1999                   11,005               11,165               11,165             11,221
           10/31/1999                   11,036               11,190               11,190             11,287
           11/30/1999                   11,026               11,172               11,172             11,292
           12/31/1999                   10,942               11,080               11,080             11,270
           01/31/2000                   11,040               11,172               11,172             11,168
           02/29/2000                   11,122               11,249               11,249             11,311
           03/31/2000                   11,295               11,416               11,416             11,489
           04/30/2000                   11,270               11,384               11,384             11,479
           05/31/2000                   11,283               11,389               11,389             11,521
           06/30/2000                   11,411               11,511               11,511             11,733
           07/31/2000                   11,485               11,579               11,579             11,795
           08/31/2000                   11,588               11,675               11,675             11,974
           09/30/2000                   11,668               11,749               11,749             12,085
           10/31/2000                   11,772               11,846               11,846             12,174
           11/30/2000                   12,036               12,103               12,103             12,346
           12/31/2000                   12,166               12,223               12,223             12,521
           01/31/2001                   12,361               12,408               12,408             12,725
           02/28/2001                   12,586               12,624               12,624             12,783
           03/31/2001                   12,720               12,749               12,749             12,859
           04/30/2001                   12,719               12,736               12,736             12,881
           05/31/2001                   12,853               12,859               12,859             12,988
           06/30/2001                   12,971               12,961               12,968             13,026
           07/31/2001                   13,270               13,266               13,272             13,249
           08/31/2001                   13,373               13,349               13,356             13,345
           09/30/2001                   13,560               13,330               13,533             13,527

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. While the Fund invests primarily in Government National Mortgage Association insured bonds, the manager takes advantage of opportunities throughout the mortgage market to add diversification and spread risk. Interest rate strategies and PIMCO's advanced proprietary analytics are also emphasized to add value.

Past performance is no guarantee of future results. The Fund invests at least 65% of its assets in GNMA securities. The Fund can invest a small portion of its assets in foreign securities, which can entail special risks due to foreign economic and political developments and may at times invest in derivatives. Even though government bond funds may invest their assets in U.S. government securities, the government does not guarantee the fund's shares and they will fluctuate in value as market conditions change. The guarantee is to timely repayment of interest and does nor eliminate market risk. GNMAs are a type of mortgage-backed security and may be sensitive to changes in prevailing interest rates and therefore may entail risk. See page 42 for Footnotes, which include additional details.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 17

A HIGH YIELD BOND FUND

High Yield Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Higher yielding fixed income securities.

DURATION RANGE:
2-6 years

FUND INCEPTION DATE:
12/15/92

TOTAL NET ASSETS:
$3.0 billion

PORTFOLIO MANAGER:
Ben Trosky


[PHOTO]
Ben Trosky
Fund Manager

Mr. Trosky is Managing Director and a senior member of PIMCO's portfolio management and investment strategy groups. He has over 20 years of investment experience.

Fund solidly outperformed average high yield fund.

For the six-month period ended September 30, 2001, PIMCO High Yield Fund Class A shares returned -3.01%, outperforming the Lipper Current High Yield Fund Average, which fell -7.04%, but underperforming the Fund's benchmark, the Lehman Brothers BB U.S. High Yield Index, which dropped 0.66%. Over the longer term, the Fund continues to deliver superior performance, returning 8.09% annually since inception, outpacing both its Lipper peer group and its benchmark, which have returned 4.71% and 8.05% respectively, over the same time periods.

A slumping economy caused high yield to reverse course.

Early in the period, high yield issues continued their solid performance as the Federal Reserve extended its aggressive easing campaign, fueling optimism for an economic recovery. However, as evidence mounted that recovery would be significantly delayed and corporate profits eroded further, high yield spreads widened. The attacks of September 11 amplified these concerns, and heightened risk aversion among investors. As a result, high yield bonds suffered as investors sought the safety of Treasuries amid the turmoil.

Higher quality bias, solid issue selection, contributed to returns.

The Fund's emphasis on the upper credit quality tiers of the high-yield sector was positive for returns as these issues significantly outperformed lower-rated, more speculative debt. The Fund's underexposure to consumer cyclical sectors, such as retail and basic materials, enhanced returns as these credit did poorly as the economy slowed and consumer confidence declined. An overweight in telecom issues detracted from returns, as it was the worst performing high-yield sector. However, strong issue selection mitigated its impact. The Fund's avoidance of "fallen angels" such as Lucent and Xerox also hurt returns as these issues rebounded strongly from distressed pricing levels.

High quality focus should continue as we watch for a recovery.

After weighing the potential impact of the September 11 attacks, our secular outlook for slower global growth remains intact. In the near term, heightened uncertainty among businesses and consumers should lead to further economic weakness followed by a stronger, V-shaped recovery fueled by aggressive fiscal and monetary stimulus. In this environment, we expect to continue to focus on higher-quality high-yield bonds, while selectively adding lower quality issues that offer compelling values. We intend to maintain our emphasis on conservative industries with stable cash flows such has health-care and utilities.

18 PIMCO Funds Semi-Annual Report | 9.30.01

High Yield Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                    1 year     3 year     5 year     10 year     Inception
                                                                                                 (12/15/92)
PIMCO High Yield Fund A Shares                      -1.11%      1.95%     4.99%        --           8.09%
PIMCO High Yield Fund A Shares (adjusted)           -5.56%      0.40%     4.02%        --           7.53%
PIMCO High Yield Fund B Shares                      -1.85%      1.19%     4.20%        --           7.46%
PIMCO High Yield Fund B Shares (adjusted)           -6.39%      0.38%     3.92%        --           7.46%
PIMCO High Yield Fund C Shares (adjusted)           -2.76%      1.19%     4.21%        --           7.31%
Lipper Current High Yield Fund Average              -9.22%     -2.12%     0.90%        --             --
Lehman Bros. BB U.S. High Yield Index                4.76%      4.17%     6.27%        --             --

MATURITY PROFILE

   Less than 1 year                      13%
   1-5 years                             31%
   5-10 years                            50%
   10-20 years                            5%
   20-30 years                            1%
   Duration                        3.8 years

SECTOR BREAKDOWN

   Corporate Bonds & Notes             74.5%
   Short-Term Instruments               7.8%
   Asset-Backed Securities              7.5%
   Other                               10.2%

QUALITY BREAKDOWN

   AAA                                 10.3%
   AA                                   1.8%
   A                                    0.8%
   BBB                                 21.0%
   BB                                  46.3%
   B                                   19.8%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [CHART]

                                                                                           Lehman
                                                                                          Brothers
                                       PIMCO            PIMCO            PIMCO          BB U.S. High
              Month                 High Yield A     High Yield B     High Yield C       Yield Index
              =====                 ============     ============     ============      ============
           12/31/1992                  9,550           10,000           10,000             10,000
           01/31/1993                  9,764           10,218           10,218             10,211
           02/28/1993                  9,941           10,398           10,398             10,361
           03/31/1993                 10,138           10,597           10,597             10,478
           04/30/1993                 10,243           10,700           10,700             10,566
           05/31/1993                 10,315           10,769           10,769             10,644
           06/30/1993                 10,592           11,052           11,052             10,870
           07/31/1993                 10,664           11,120           11,120             10,980
           08/31/1993                 10,780           11,235           11,235             11,107
           09/30/1993                 10,831           11,281           11,281             11,188
           10/31/1993                 11,118           11,573           11,573             11,338
           11/30/1993                 11,200           11,652           11,652             11,368
           12/31/1993                 11,293           11,742           11,742             11,465
           01/31/1994                 11,530           11,981           11,981             11,657
           02/28/1994                 11,525           11,969           11,969             11,644
           03/31/1994                 11,177           11,601           11,601             11,288
           04/30/1994                 11,076           11,489           11,489             11,221
           05/31/1994                 11,154           11,562           11,562             11,231
           06/30/1994                 11,166           11,567           11,567             11,265
           07/31/1994                 11,267           11,666           11,666             11,402
           08/31/1994                 11,359           11,753           11,753             11,523
           09/30/1994                 11,434           11,824           11,824             11,544
           10/31/1994                 11,436           11,819           11,819             11,571
           11/30/1994                 11,387           11,761           11,761             11,492
           12/31/1994                 11,520           11,892           11,892             11,563
           01/31/1995                 11,629           11,997           11,997             11,749
           02/28/1995                 11,945           12,315           12,315             12,106
           03/31/1995                 12,115           12,484           12,484             12,220
           04/30/1995                 12,376           12,746           12,746             12,465
           05/31/1995                 12,731           13,104           13,104             12,831
           06/30/1995                 12,832           13,200           13,200             12,944
           07/31/1995                 13,000           13,365           13,365             13,062
           08/31/1995                 13,096           13,456           13,456             13,138
           09/30/1995                 13,275           13,634           13,634             13,280
           10/31/1995                 13,465           13,822           13,822             13,384
           11/30/1995                 13,625           13,978           13,978             13,553
           12/31/1995                 13,852           14,202           14,202             13,767
           01/31/1996                 14,072           14,419           14,419             13,990
           02/29/1996                 14,083           14,422           14,422             13,940
           03/31/1996                 13,968           14,295           14,295             13,867
           04/30/1996                 14,025           14,345           14,345             13,862
           05/31/1996                 14,068           14,381           14,381             13,881
           06/30/1996                 14,122           14,427           14,427             14,031
           07/31/1996                 14,243           14,542           14,542             14,107
           08/31/1996                 14,471           14,766           14,766             14,221
           09/30/1996                 14,804           15,097           15,097             14,527
           10/31/1996                 14,948           15,236           15,236             14,729
           11/30/1996                 15,267           15,554           15,554             15,026
           12/31/1996                 15,416           15,696           15,696             15,059
           01/31/1997                 15,570           15,837           15,842             15,203
           02/28/1997                 15,805           16,067           16,071             15,386
           03/31/1997                 15,593           15,842           15,846             15,203
           04/30/1997                 15,755           15,997           16,002             15,392
           05/31/1997                 16,110           16,346           16,351             15,655
           06/30/1997                 16,343           16,573           16,578             15,857
           07/31/1997                 16,760           16,984           16,989             16,330
           08/31/1997                 16,750           16,962           16,967             16,174
           09/30/1997                 17,026           17,232           17,237             16,428
           10/31/1997                 17,038           17,232           17,237             16,484
           11/30/1997                 17,197           17,381           17,387             16,600
           12/31/1997                 17,386           17,562           17,567             16,752
           01/31/1998                 17,680           17,847           17,852             16,953
           02/28/1998                 17,770           17,927           17,932             17,031
           03/31/1998                 17,903           18,051           18,056             17,140
           04/30/1998                 17,943           18,080           18,085             17,228
           05/31/1998                 18,029           18,156           18,161             17,340
           06/30/1998                 18,157           18,272           18,279             17,446
           07/31/1998                 18,344           18,447           18,454             17,536
           08/31/1998                 17,603           17,691           17,698             17,052
           09/30/1998                 17,821           17,898           17,905             17,414
           10/31/1998                 17,639           17,705           17,712             17,191
           11/30/1998                 18,378           18,436           18,443             17,603
           12/31/1998                 18,452           18,497           18,504             17,714
           01/31/1999                 18,690           18,724           18,731             17,897
           02/28/1999                 18,531           18,554           18,561             17,764
           03/31/1999                 18,679           18,689           18,697             17,892
           04/30/1999                 18,985           18,984           18,992             18,075
           05/31/1999                 18,617           18,605           18,612             17,856
           06/30/1999                 18,608           18,584           18,592             17,815
           07/31/1999                 18,652           18,618           18,625             17,883
           08/31/1999                 18,574           18,528           18,536             17,770
           09/30/1999                 18,580           18,523           18,530             17,843
           10/31/1999                 18,552           18,484           18,491             17,782
           11/30/1999                 18,802           18,722           18,730             17,933
           12/31/1999                 18,894           18,803           18,810             18,104
           01/31/2000                 18,804           18,713           18,709             17,975
           02/29/2000                 18,843           18,752           18,739             18,009
           03/31/2000                 18,463           18,373           18,347             17,838
           04/30/2000                 18,498           18,408           18,371             17,899
           05/31/2000                 18,400           18,310           18,262             17,906
           06/30/2000                 18,746           18,655           18,595             18,293
           07/31/2000                 18,888           18,796           18,725             18,597
           08/31/2000                 19,154           19,061           18,978             18,883
           09/30/2000                 19,091           18,999           18,902             18,790
           10/31/2000                 18,696           18,605           18,499             18,507
           11/30/2000                 18,337           18,248           18,133             18,410
           12/31/2000                 18,733           18,642           18,514             18,779
           01/31/2001                 19,499           19,405           19,260             19,470
           02/28/2001                 19,700           19,605           19,447             19,748
           03/31/2001                 19,464           19,369           19,200             19,815
           04/30/2001                 19,314           19,220           19,040             20,017
           05/31/2001                 19,528           19,433           19,240             20,308
           06/30/2001                 19,218           19,125           18,921             20,157
           07/31/2001                 19,512           19,417           19,197             20,480
           08/31/2001                 19,674           19,578           19,343             20,699
           09/30/2001                 18,879           18,787           18,552             19,685

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund focuses on upper-tier credits of the high yield market because historically they have delivered the best risk-return profile. Importantly, income, capital appreciation and capital preservation are all considered in structuring the portfolio.

Past performance is no guarantee for future results. This Fund may invest at least 65% of its assets in high yield securities rated below investment grade but rated at least B by Moody's or S&P. This Fund may also invest in foreign securities, which may entail greater risk due to foreign economic and political developments, and may at times invest in derivatives and mortgage-related securities. An investment in high yield securities, lower rated securities generally involves greater risk to principal than an investment in higher-rated bonds. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 19

A LONG DURATION BOND FUND

Long-Term U.S. Government Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Long-term maturity fixed income securities.

DURATION RANGE:
(Greater than or equal to) 8 years

FUND INCEPTION DATE:
7/01/91

TOTAL NET ASSETS:
$562.3 million

PORTFOLIO MANAGER:
Jim Keller


[PHOTO]
Jim Keller
Fund Manager

Mr. Keller is the Treasury/futures specialist at PIMCO. He currently serves on the U.S. Treasury Borrowing Advisory Committee and has 14 years of investment experience.

16.19% one-year performance earned #1 Lipper ranking.

For the six-month period ended September 30, the Fund's Class A shares returned 5.67%, outperforming the Lehman Long-Term U.S. Treasury Index, which returned 4.86%, and its Lipper category average, which returned 4.68%. Notably, the Fund achieved standout performance in the past year. It's one-year return of 16.15% far exceeded that of the index and average, ranking it as the #1 performing Lipper General U.S. Government Fund (out of 156 funds) over that time period.

Treasury yields fell sharply amid increased economic weakness.

Yields fell over the past six months as the U.S. economy slowed significantly. Declining corporate profits, surging unemployment and falling confidence all contributed to the weakness, which was exacerbated by the September 11 attacks. Treasury securities became the bond investment of choice as investors rushed to high quality assets in a flight to safety. Short- and intermediate maturities fared especially well during the period as the yield curve steepened in response to the attacks and anticipated further Fed easing.

Successful positioning on several fronts contributed to outperformance.

While the Fund's returns were supported by overall strength in the Treasury market, its outperformance was the result of successful positioning on a number of fronts. Specifically, exposure to short- and intermediate-maturity issues relative to the index boosted returns as these yields fell the furthest during the period. An emphasis on mortgages was also positive as they provided attractive yield premiums with minimal credit risk. Also, modest exposure to real return bonds enhanced returns as real yields fell. A small corporate position detracted from relative performance as credit-sensitive issues lost ground in the face of a slumping economy.

Duration posture, sector exposure may add value in the months ahead.

After weighing the impact of the September 11 attacks, we are maintaining our secular outlook for weak global growth. However, over the near-term, we foresee a V-shaped U.S. economic recovery in the next year. In our view, this will likely entail at least two quarters of contraction followed by a snap-back driven by fiscal and monetary stimulus. For now, we intend to target duration below the benchmark, as we feel that U.S. bonds are fairly valued following their strong rally. In addition, we plan to continue to add value to the portfolio through incremental exposure to selective bond market sectors.

20 PIMCO Funds Semi-Annual Report | 9.30.01

Long-Term U.S. Gov't. Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                              1 year     3 year     5 year     10 year    Inception
                                                                                                           (7/1/91)
PIMCO Long-Term U.S. Gov't. Fund A Shares                     16.15%     5.08%      10.11%     10.27%        10.91%
PIMCO Long-Term U.S. Gov't. Fund A Shares (adjusted)          10.93%     3.49%       9.10%      9.76%        10.41%
PIMCO Long-Term U.S. Gov't. Fund B Shares                     15.30%     4.30%       9.27%      9.71%        10.35%
PIMCO Long-Term U.S. Gov't. Fund B Shares (adjusted)          10.30%     3.43%       8.98%      9.71%        10.35%
PIMCO Long-Term U.S. Gov't. Fund C Shares (adjusted)          14.31%     4.31%       9.29%      9.47%        10.11%
Lipper General U.S. Gov't. Fund Average                       11.98%     5.02%       7.13%      6.91%           --
Lehman Long-Term U.S. Treasury Index                          13.99%     4.94%       9.82%      9.44%           --

MATURITY PROFILE

   1-5 years                              3%
   5-10 years                            20%
   10-20 years                           16%
   20-30 years                           61%
   Duration                       10.4 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities          38.9%
   U.S. Government Agencies            20.4%
   U.S. Treasury Obligations           16.7%
   Short-Term Instruments              13.0%
   Corporate Bonds & Notes              6.7%
   Other                                4.3%

QUALITY BREAKDOWN

   AAA                                 91.2%
   AA                                   3.8%
   A                                    5.0%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [CHART]

                                    PIMCO                      PIMCO                 PIMCO                Lehman
                                Long-Term U.S.             Long-Term U.S.       Long-Term U.S.        Long-Term U.S.
        Month                       Gov. A                     Gov. B               Gov. C             Treas. Index
        =====                   ==============             ==============       ==============        ==============
      06/30/1991                    9,550                     10,000                10,000               10,000
      07/31/1991                    9,678                     10,128                10,128               10,149
      08/31/1991                   10,051                     10,511                10,511               10,499
      09/30/1991                   10,385                     10,855                10,855               10,830
      10/31/1991                   10,435                     10,900                10,900               10,854
      11/30/1991                   10,572                     11,037                11,037               10,914
      12/31/1991                   11,265                     11,755                11,755               11,565
      01/31/1992                   10,944                     11,413                11,413               11,202
      02/29/1992                   10,997                     11,462                11,462               11,268
      03/31/1992                   10,958                     11,416                11,416               11,144
      04/30/1992                   10,901                     11,350                11,350               11,133
      05/31/1992                   11,287                     11,745                11,745               11,442
      06/30/1992                   11,447                     11,906                11,906               11,608
      07/31/1992                   11,986                     12,458                12,458               12,091
      08/31/1992                   12,223                     12,697                12,697               12,175
      09/30/1992                   12,436                     12,911                12,911               12,367
      10/31/1992                   12,123                     12,579                12,579               12,107
      11/30/1992                   12,247                     12,701                12,701               12,153
      12/31/1992                   12,567                     13,025                13,025               12,486
      01/31/1993                   12,898                     13,361                13,361               12,842
      02/28/1993                   13,413                     13,886                13,886               13,271
      03/31/1993                   13,482                     13,948                13,948               13,304
      04/30/1993                   13,583                     14,046                14,046               13,407
      05/31/1993                   13,632                     14,088                14,088               13,451
      06/30/1993                   14,304                     14,776                14,776               14,020
      07/31/1993                   14,508                     14,978                14,978               14,246
      08/31/1993                   15,058                     15,538                15,538               14,818
      09/30/1993                   15,103                     15,577                15,577               14,870
      10/31/1993                   15,177                     15,644                15,644               14,977
      11/30/1993                   14,761                     15,208                15,208               14,594
      12/31/1993                   14,856                     15,296                15,296               14,640
      01/31/1994                   15,191                     15,632                15,632               14,992
      02/28/1994                   14,593                     15,009                15,009               14,377
      03/31/1994                   13,995                     14,383                14,383               13,746
      04/30/1994                   13,751                     14,124                14,124               13,584
      05/31/1994                   13,703                     14,066                14,066               13,494
      06/30/1994                   13,619                     13,972                13,972               13,366
      07/31/1994                   13,953                     14,304                14,304               13,819
      08/31/1994                   13,980                     14,321                14,321               13,717
      09/30/1994                   13,539                     13,860                13,860               13,285
      10/31/1994                   13,446                     13,755                13,755               13,238
      11/30/1994                   13,400                     13,700                13,700               13,316
      12/31/1994                   13,702                     13,999                13,999               13,521
      01/31/1995                   14,055                     14,350                14,350               13,869
      02/28/1995                   14,537                     14,833                14,833               14,263
      03/31/1995                   14,701                     14,992                14,992               14,385
      04/30/1995                   14,948                     15,235                15,235               14,641
      05/31/1995                   16,089                     16,387                16,387               15,764
      06/30/1995                   16,268                     16,561                16,561               15,947
      07/31/1995                   15,981                     16,259                16,259               15,692
      08/31/1995                   16,338                     16,612                16,612               16,041
      09/30/1995                   16,686                     16,956                16,956               16,336
      10/31/1995                   17,091                     17,359                17,359               16,793
      11/30/1995                   17,506                     17,771                17,771               17,213
      12/31/1995                   17,960                     18,220                18,220               17,671
      01/31/1996                   17,983                     18,233                18,233               17,671
      02/29/1996                   17,140                     17,369                17,369               16,817
      03/31/1996                   16,819                     17,034                17,034               16,483
      04/30/1996                   16,441                     16,640                16,640               16,207
      05/31/1996                   16,457                     16,645                16,645               16,123
      06/30/1996                   16,783                     16,963                16,963               16,467
      07/31/1996                   16,723                     16,892                16,892               16,473
      08/31/1996                   16,601                     16,758                16,758               16,267
      09/30/1996                   17,057                     17,208                17,208               16,716
      10/31/1996                   17,784                     17,929                17,929               17,373
      11/30/1996                   18,447                     18,587                18,587               17,953
      12/31/1996                   18,017                     18,142                18,142               17,517
      01/31/1997                   17,924                     18,026                18,043               17,393
      02/28/1997                   17,959                     18,050                18,068               17,400
      03/31/1997                   17,507                     17,586                17,602               16,954
      04/30/1997                   17,897                     17,966                17,980               17,363
      05/31/1997                   18,103                     18,161                18,176               17,557
      06/30/1997                   18,454                     18,503                18,518               17,896
      07/31/1997                   19,473                     19,513                19,527               18,947
      08/31/1997                   18,976                     19,002                19,017               18,420
      09/30/1997                   19,466                     19,481                19,497               18,927
      10/31/1997                   20,122                     20,124                20,140               19,564
      11/30/1997                   20,307                     20,295                20,313               19,825
      12/31/1997                   20,648                     20,621                20,640               20,158
      01/31/1998                   21,026                     20,984                21,003               20,567
      02/28/1998                   20,877                     20,823                20,842               20,419
      03/31/1998                   20,971                     20,904                20,923               20,462
      04/30/1998                   21,084                     21,004                21,023               20,537
      05/31/1998                   21,487                     21,393                21,412               20,930
      06/30/1998                   21,983                     21,874                21,892               21,415
      07/31/1998                   21,961                     21,852                21,855               21,325
      08/31/1998                   22,881                     22,768                22,757               22,287
      09/30/1998                   23,801                     23,683                23,643               23,103
      10/31/1998                   23,149                     23,034                22,981               22,754
      11/30/1998                   23,230                     23,115                23,043               22,929
      12/31/1998                   23,337                     23,221                23,133               22,881
      01/31/1999                   23,507                     23,391                23,290               23,087
      02/28/1999                   22,435                     22,324                22,214               21,951
      03/31/1999                   22,521                     22,409                22,285               21,900
      04/30/1999                   22,548                     22,436                22,296               21,931
      05/31/1999                   22,135                     22,025                21,875               21,587
      06/30/1999                   21,922                     21,814                21,652               21,358
      07/31/1999                   21,789                     21,681                21,504               21,255
      08/31/1999                   21,612                     21,505                21,317               21,173
      09/30/1999                   21,828                     21,720                21,518               21,329
      10/31/1999                   21,868                     21,759                21,544               21,342
      11/30/1999                   21,721                     21,614                21,386               21,197
      12/31/1999                   21,389                     21,283                21,044               20,881
      01/31/2000                   21,479                     21,372                21,122               21,180
      02/29/2000                   22,121                     22,011                21,741               21,819
      03/31/2000                   22,712                     22,599                22,306               22,566
      04/30/2000                   22,578                     22,466                22,161               22,385
      05/31/2000                   22,449                     22,338                22,021               22,304
      06/30/2000                   23,129                     23,014                22,675               22,788
      07/31/2000                   23,538                     23,422                23,063               23,180
      08/31/2000                   24,059                     23,939                23,559               23,709
      09/30/2000                   23,772                     23,655                23,265               23,422
      10/31/2000                   24,184                     24,064                23,653               23,787
      11/30/2000                   24,977                     24,853                24,412               24,539
      12/31/2000                   25,641                     25,514                25,045               25,116
      01/31/2001                   25,782                     25,654                25,165               25,158
      02/28/2001                   26,282                     26,152                25,638               25,589
      03/31/2001                   26,133                     26,003                25,479               25,461
      04/30/2001                   25,346                     25,220                24,697               24,768
      05/31/2001                   25,480                     25,354                24,810               24,800
      06/30/2001                   25,692                     25,564                25,001               25,014
      07/31/2001                   26,781                     26,648                26,047               25,944
      08/31/2001                   27,365                     27,229                26,596               26,499
      09/30/2001                   27,617                     27,480                26,828               26,698

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than react to short-term events with extreme duration shifts, the Fund operates within a moderate duration range in accordance with the firm's long-term outlook. PIMCO's interest rate volatility forecast is key and guides sector and security decisions.

Past performance is no guarantee of future results. The Fund may invest at least 65% of its assets in securities that are issued or guaranteed by the U.S. Government or agencies. The Fund is not guaranteed by the U.S. Government, the guarantee is to timely repayment of principal and interest of the securities held by the Fund. The Fund's net asset value and yield are not guaranteed by the U.S. Government nor its agencies. Guarantee does not eliminate market risk. The Fund may at times invest in derivatives and mortgage related securities. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 21

A SHORT DURATION BOND FUND

Low Duration Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Short maturity fixed income securities.

DURATION RANGE:
1-3 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$5.1 billion

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund returned a solid 4.53% for the six-month period.

PIMCO Low Duration Fund's Class A shares returned 4.53% for the six-month period ended September 30, 2001, outperforming its Lipper category average, which returned 4.08%. The Fund's performance was generally in line with that of its benchmark, the Merrill Lynch 1-3 Year Treasury Index, which returned 4.59% for the same time period.

Weakening economic picture prompted a rally in high-quality sectors.

Worldwide, interest rates plunged and yield curves steepened as the events of September 11 exacerbated weakness in the global economy and heightened uncertainty among investors. The U.S. Federal Reserve, already well into its easing campaign, responded by injecting further liquidity into the banking system, leading central banks around the globe in cutting interest rates. Within this environment, Treasuries and mortgages were the best performing bond market sectors, as higher quality assets rallied amid a flight to safety in the financial markets.

Conservative positioning benefited Fund performance.

Based on PIMCO's long-term outlook for sluggish global growth, we had positioned the portfolio for weak corporate profits and easy monetary policy going into the period. This conservative posture helped the Fund's performance during the past six months, as poor corporate earnings and uncertainty after the September 11 attacks altered any expectations for a quick economic recovery. In addition, prescient duration positioning boosted returns throughout the period. Initially, above-benchmark duration was a moderate positive as short-dated yields fell. Later, our decision to move the duration closer to the benchmark worked to the Fund's advantage as lower yields fully reflected the economic weakness. Exposure to high-quality issues, including mortgages and asset-backed bonds, was also beneficial. However, our relatively broad maturity structure hindered returns as shorter yields fell the most during the period.

High-quality bias should continue in the months ahead.

After weighing the impact of the September 11 attacks, we are maintaining our secular outlook for weak global growth. However, over the near-term, we foresee a V-shaped U.S. economic recovery in the next year. In our view, this will likely entail at least two quarters of contraction followed by a snap-back driven by fiscal and monetary stimulus. After the strong rally in the U.S. bond markets, we expect to remain neutral regarding duration positioning in the coming months. In addition, we intend to remain focused on high quality assets while we assess the changing economic landscape.

22 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Low Duration Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                      1 year     3 year     5 year     10 year    Inception
                                                                                                   (5/11/87)
PIMCO Low Duration Fund A Shares                      9.71%      6.04%      6.82%      6.66%          7.45%
PIMCO Low Duration Fund A Shares (adjusted)           6.42%      4.97%      6.17%      6.34%          7.22%
PIMCO Low Duration Fund B Shares                      8.89%      5.25%      6.02%      6.11%          7.06%
PIMCO Low Duration Fund B Shares (adjusted)           3.89%      4.35%      5.70%      6.11%          7.06%
PIMCO Low Duration Fund C Shares (adjusted)           8.16%      5.52%      6.30%      6.14%          6.92%
Lipper Short Inv. Grade Debt Fund Average             9.38%      5.93%      6.28%      6.14%            --
Merrill Lynch 1-3 Year Treasury Index                10.38%      6.42%      6.83%      6.39%            --

MATURITY PROFILE

   Less than one year                    41%
   1-5 years                             52%
   5-10 years                             5%
   10-20 years                            1%
   Over 30 years                          1%
   Duration                        1.5 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities          57.5%
   Corporate Bonds & Notes             25.1%
   Short-Term Instruments               5.9%
   U.S. Treasury Obligations            5.4%
   Other                                6.1%

QUALITY BREAKDOWN

   AAA                                 71.8%
   AA                                   4.0%
   A                                   12.6%
   BBB                                  9.8%
   BB                                   1.8%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [GRAPH]

                                                                                                 Merrill Lynch
                                       PIMCO                PIMCO                PIMCO           1-3 yr. Treas.
             Month                 Low Duration A       Low Duration B       Low Duration C          Index
             =====                 ==============       ==============       ==============      ==============
          05/31/1987                   9,700               10,000               10,000              10,000
          06/30/1987                   9,786               10,083               10,085              10,109
          07/31/1987                   9,819               10,109               10,114              10,158
          08/31/1987                   9,813               10,097               10,104              10,167
          09/30/1987                   9,785               10,063               10,072              10,127
          10/31/1987                   9,940               10,215               10,227              10,351
          11/30/1987                  10,048               10,320               10,334              10,414
          12/31/1987                  10,103               10,370               10,387              10,480
          01/31/1988                  10,266               10,531               10,550              10,648
          02/29/1988                  10,337               10,598               10,619              10,735
          03/31/1988                  10,398               10,653               10,677              10,756
          04/30/1988                  10,437               10,687               10,713              10,772
          05/31/1988                  10,457               10,700               10,728              10,756
          06/30/1988                  10,551               10,788               10,821              10,868
          07/31/1988                  10,603               10,835               10,869              10,876
          08/31/1988                  10,641               10,867               10,904              10,899
          09/30/1988                  10,735               10,956               10,996              11,026
          10/31/1988                  10,830               11,046               11,088              11,136
          11/30/1988                  10,840               11,050               11,094              11,106
          12/31/1988                  10,884               11,087               11,134              11,132
          01/31/1989                  10,970               11,168               11,217              11,219
          02/28/1989                  10,983               11,175               11,226              11,219
          03/31/1989                  11,021               11,206               11,260              11,270
          04/30/1989                  11,147               11,327               11,384              11,443
          05/31/1989                  11,372               11,548               11,608              11,614
          06/30/1989                  11,615               11,788               11,852              11,831
          07/31/1989                  11,781               11,948               12,015              12,006
          08/31/1989                  11,723               11,882               11,950              11,932
          09/30/1989                  11,778               11,929               12,000              12,003
          10/31/1989                  11,928               12,075               12,149              12,184
          11/30/1989                  12,032               12,172               12,250              12,299
          12/31/1989                  12,089               12,222               12,303              12,348
          01/31/1990                  12,077               12,202               12,284              12,358
          02/28/1990                  12,155               12,274               12,359              12,416
          03/31/1990                  12,216               12,328               12,416              12,457
          04/30/1990                  12,204               12,308               12,399              12,482
          05/31/1990                  12,405               12,502               12,597              12,673
          06/30/1990                  12,534               12,625               12,723              12,806
          07/31/1990                  12,667               12,750               12,853              12,966
          08/31/1990                  12,687               12,761               12,867              13,005
          09/30/1990                  12,752               12,819               12,927              13,111
          10/31/1990                  12,840               12,898               13,010              13,255
          11/30/1990                  12,988               13,039               13,155              13,386
          12/31/1990                  13,123               13,167               13,286              13,548
          01/31/1991                  13,238               13,275               13,398              13,672
          02/28/1991                  13,339               13,367               13,494              13,754
          03/31/1991                  13,447               13,468               13,598              13,846
          04/30/1991                  13,605               13,619               13,753              13,977
          05/31/1991                  13,706               13,711               13,849              14,062
          06/30/1991                  13,788               13,785               13,927              14,119
          07/31/1991                  13,936               13,924               14,070              14,242
          08/31/1991                  14,130               14,110               14,260              14,437
          09/30/1991                  14,309               14,280               14,436              14,593
          10/31/1991                  14,428               14,390               14,550              14,750
          11/30/1991                  14,578               14,531               14,695              14,903
          12/31/1991                  14,817               14,761               14,930              15,131
          01/31/1992                  14,824               14,759               14,932              15,107
          02/29/1992                  14,893               14,818               14,995              15,160
          03/31/1992                  14,895               14,813               14,992              15,154
          04/30/1992                  14,995               14,903               15,086              15,293
          05/31/1992                  15,142               15,040               15,228              15,432
          06/30/1992                  15,279               15,166               15,359              15,590
          07/31/1992                  15,476               15,353               15,551              15,765
          08/31/1992                  15,573               15,440               15,643              15,903
          09/30/1992                  15,723               15,579               15,786              16,055
          10/31/1992                  15,723               15,568               15,780              15,959
          11/30/1992                  15,726               15,562               15,777              15,933
          12/31/1992                  15,885               15,710               15,930              16,084
          01/31/1993                  16,029               15,842               16,067              16,251
          02/28/1993                  16,213               16,015               16,245              16,390
          03/31/1993                  16,299               16,090               16,325              16,439
          04/30/1993                  16,371               16,151               16,390              16,541
          05/31/1993                  16,384               16,154               16,397              16,495
          06/30/1993                  16,541               16,300               16,548              16,616
          07/31/1993                  16,593               16,339               16,591              16,655
          08/31/1993                  16,749               16,483               16,740              16,800
          09/30/1993                  16,807               16,530               16,792              16,855
          10/31/1993                  16,917               16,628               16,894              16,888
          11/30/1993                  16,927               16,628               16,898              16,892
          12/31/1993                  17,040               16,728               17,002              16,954
          01/31/1994                  17,127               16,801               17,081              17,063
          02/28/1994                  17,047               16,714               16,995              16,954
          03/31/1994                  16,966               16,624               16,907              16,870
          04/30/1994                  16,904               16,552               16,838              16,810
          05/31/1994                  16,878               16,517               16,806              16,834
          06/30/1994                  16,907               16,546               16,827              16,884
          07/31/1994                  17,057               16,693               16,970              17,029
          08/31/1994                  17,124               16,758               17,028              17,089
          09/30/1994                  17,091               16,726               16,989              17,050
          10/31/1994                  17,083               16,718               16,974              17,088
          11/30/1994                  17,080               16,714               16,964              17,012
          12/31/1994                  17,064               16,699               16,942              17,050
          01/31/1995                  17,216               16,848               17,086              17,288
          02/28/1995                  17,426               17,053               17,287              17,525
          03/31/1995                  17,491               17,117               17,344              17,623
          04/30/1995                  17,704               17,325               17,547              17,780
          05/31/1995                  18,019               17,634               17,852              18,091
          06/30/1995                  18,106               17,718               17,931              18,188
          07/31/1995                  18,106               17,718               17,924              18,263
          08/31/1995                  18,296               17,904               18,105              18,372
          09/30/1995                  18,453               18,058               18,253              18,461
          10/31/1995                  18,584               18,187               18,376              18,617
          11/30/1995                  18,794               18,392               18,576              18,782
          12/31/1995                  19,010               18,604               18,782              18,926
          01/31/1996                  19,143               18,734               18,906              19,087
          02/29/1996                  19,013               18,607               18,770              19,006
          03/31/1996                  18,998               18,592               18,747              18,989
          04/30/1996                  18,998               18,592               18,740              19,005
          05/31/1996                  19,009               18,603               18,744              19,044
          06/30/1996                  19,196               18,785               18,920              19,181
          07/31/1996                  19,253               18,841               18,969              19,256
          08/31/1996                  19,342               18,928               19,047              19,323
          09/30/1996                  19,609               19,189               19,302              19,498
          10/31/1996                  19,883               19,458               19,565              19,717
          11/30/1996                  20,144               19,713               19,813              19,868
          12/31/1996                  20,081               19,652               19,744              19,868
          01/31/1997                  20,242               19,809               19,896              19,962
          02/28/1997                  20,317               19,882               19,961              20,007
          03/31/1997                  20,227               19,795               19,866              20,000
          04/30/1997                  20,466               20,028               20,092              20,163
          05/31/1997                  20,630               20,189               20,245              20,301
          06/30/1997                  20,784               20,340               20,388              20,440
          07/31/1997                  21,113               20,661               20,700              20,665
          08/31/1997                  21,094               20,643               20,671              20,684
          09/30/1997                  21,271               20,816               20,837              20,841
          10/31/1997                  21,420               20,962               20,976              20,996
          11/30/1997                  21,476               21,016               21,029              21,047
          12/31/1997                  21,632               21,170               21,176              21,191
          01/31/1998                  21,790               21,324               21,320              21,396
          02/28/1998                  21,858               21,390               21,378              21,415
          03/31/1998                  21,943               21,474               21,452              21,502
          04/30/1998                  22,055               21,583               21,553              21,603
          05/31/1998                  22,187               21,713               21,674              21,718
          06/30/1998                  22,234               21,759               21,709              21,831
          07/31/1998                  22,332               21,854               21,793              21,933
          08/31/1998                  22,412               21,933               21,863              22,209
          09/30/1998                  22,860               22,372               22,291              22,503
          10/31/1998                  22,817               22,329               22,240              22,613
          11/30/1998                  22,942               22,452               22,354              22,594
          12/31/1998                  23,075               22,582               22,472              22,673
          01/31/1999                  23,170               22,675               22,555              22,763
          02/28/1999                  23,040               22,548               22,420              22,652
          03/31/1999                  23,229               22,733               22,595              22,810
          04/30/1999                  23,343               22,844               22,694              22,883
          05/31/1999                  23,261               22,764               22,606              22,868
          06/30/1999                  23,266               22,769               22,599              22,940
          07/31/1999                  23,259               22,762               22,583              23,012
          08/31/1999                  23,266               22,769               22,581              23,079
          09/30/1999                  23,431               22,930               22,732              23,229
          10/31/1999                  23,520               23,017               22,809              23,291
          11/30/1999                  23,612               23,107               22,889              23,335
          12/31/1999                  23,647               23,142               22,914              23,368
          01/31/2000                  23,610               23,105               22,871              23,359
          02/29/2000                  23,772               23,264               23,020              23,515
          03/31/2000                  23,939               23,427               23,169              23,661
          04/30/2000                  23,984               23,472               23,204              23,722
          05/31/2000                  24,049               23,535               23,257              23,820
          06/30/2000                  24,331               23,810               23,520              24,067
          07/31/2000                  24,469               23,946               23,645              24,219
          08/31/2000                  24,733               24,205               23,891              24,398
          09/30/2000                  24,850               24,318               23,993              24,573
          10/31/2000                  24,842               24,311               23,977              24,705
          11/30/2000                  25,029               24,493               24,147              24,939
          12/31/2000                  25,351               24,809               24,449              25,236
          01/31/2001                  25,755               25,204               24,828              25,552
          02/28/2001                  25,873               25,320               24,934              25,718
          03/31/2001                  26,077               25,520               25,121              25,933
          04/30/2001                  26,145               25,586               25,177              26,002
          05/31/2001                  26,347               25,783               25,360              26,149
          06/30/2001                  26,404               25,840               25,406              26,238
          07/31/2001                  26,845               26,271               25,820              26,532
          08/31/2001                  26,998               26,421               25,957              26,685
          09/30/2001                  27,258               26,675               26,196              27,124

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then employs a number of value-adding strategies, including duration management, sector allocation and liquidity management. Investment in a wide range of short-term instruments further enhances total return potential.

Past performance is no guarantee for future results. The fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rates securities, may at times invest in derivatives and mortgage related securities. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 23

A SHORT DURATION BOND FUND

Money Market Fund

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Money market instruments.

DURATION RANGE:
(Less than or equal to) 90 days dollar-weighted average maturity.

FUND INCEPTION DATE:
3/01/91

TOTAL NET ASSETS:
$416.0 million

PORTFOLIO MANAGER:
Paul McCulley


[PHOTO]
Paul McCulley
Fund Manager

Mr. McCulley is Managing Director responsible for supervising short-term investment strategies at PIMCO. He has 19 years of investment experience.

Fund continued to generate above-average returns.

For the six-month period ended September 30, the Fund's Class A shares returned 1.81%, outperforming the Lipper Money Market Fund Average, which returned 1.71%, but slightly underperforming its benchmark, the Salomon 3-Month Treasury Bill Index, which returned 2.00%. The Fund also beat its peer group over the past 12 months, returning 4.77% compared to 4.50% for the average Lipper fund.

Economic weakness brought interest rates to new lows.

The economy slowed significantly over the past six months as layoffs mounted, corporate profits deteriorated, and confidence fell. The September 11 attacks magnified these trends, heightening economic uncertainty and fueling a flight to quality in the financial markets. In response, the Fed injected liquidity into the markets, slashing interest rates to their lowest levels since the early 1960s. Yields on high quality commercial paper fell sharply in the wake of the attacks, as investors anticipated further Fed easing.

Security selection was neutral for performance.

The Fund, which has an Aaa money market fund rating by Moody's Investors Service, emphasizes high-quality commercial paper, shorter-term agency debt and high-quality corporate issues. During the period, these holdings performed near similar-maturity Treasuries, as their yield advantages were offset by adverse price performance after the September 11 attacks. A low interest rate environment on a relative basis also impacted overall returns as the portfolio was inevitably reinvested in lower-yielding securities.

We expect to favor high-quality commercial paper in the months ahead.

After weighing the potential impact of the terrorist attacks, we believe that our long-term outlook for weak global growth remains on target. However, in the short-term, we are now expecting a sharper, V-shaped recovery for the U.S. economy. Heightened uncertainty over the next few quarters should be followed by a snapback driven by accelerated fiscal and monetary stimulus. Given this outlook, we intend to concentrate on high-quality commercial paper, as these issues offer better potential returns than Treasury bills. As always, we expect to maintain an average portfolio maturity of about 30 days to ensure liquidity.

24 PIMCO Funds Semi-Annual Report | 9.30.01

Money Market Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                       1 year     3 year     5 year     10 year    Inception     7-Day Yield
                                                                                    (3/1/91)
PIMCO Money Market Fund A Shares       4.77%      4.97%      4.99%      4.52%        4.57%           2.75%
PIMCO Money Market Fund B Shares       3.84%      4.10%      4.11%      3.61%        3.67%           1.85%
PIMCO Money Market Fund C Shares       4.77%      5.00%      5.03%      4.53%        4.59%           2.75%
Lipper Money Market Fund Averge        4.50%      4.80%      4.89%      4.87%          --              --
Salomon 3-Month T-Bill Index           5.05%      5.10%      5.15%      4.75%          --              --

MATURITY PROFILE

   Less than 1 year               100%
   Duration                  25.2 days

SECTOR BREAKDOWN

   Short-Term Instruments        83.7%
   Corporate Bonds & Notes       16.0%
   Other                          0.3%

QUALITY BREAKDOWN

   AAA                           83.7%
   AA                            12.2%
   A                              4.1%

CHANGE IN VALUE  For periods ended 9/30/01

                                                                                                 Salomon
                                       PIMCO               PIMCO                PIMCO          3 Mo. T-Bill
             Month                Money Market A       Money Market B       Money Market C        Index
             =====                ==============       ==============       ==============     ============
          02/28/1991                  10,000                10,000               10,000            10,000
          03/31/1991                  10,048                10,041               10,048            10,052
          04/30/1991                  10,096                10,081               10,096            10,100
          05/31/1991                  10,146                10,122               10,146            10,149
          06/30/1991                  10,189                10,158               10,189            10,195
          07/31/1991                  10,234                10,196               10,234            10,244
          08/31/1991                  10,280                10,233               10,280            10,293
          09/30/1991                  10,322                10,267               10,322            10,338
          10/31/1991                  10,363                10,299               10,363            10,383
          11/30/1991                  10,402                10,330               10,402            10,425
          12/31/1991                  10,451                10,370               10,451            10,463
          01/31/1992                  10,485                10,396               10,485            10,500
          02/29/1992                  10,515                10,418               10,515            10,533
          03/31/1992                  10,546                10,441               10,546            10,568
          04/30/1992                  10,577                10,463               10,577            10,602
          05/31/1992                  10,606                10,484               10,606            10,637
          06/30/1992                  10,635                10,503               10,635            10,669
          07/31/1992                  10,664                10,523               10,664            10,701
          08/31/1992                  10,688                10,539               10,688            10,731
          09/30/1992                  10,712                10,554               10,712            10,758
          10/31/1992                  10,735                10,570               10,735            10,785
          11/30/1992                  10,758                10,584               10,758            10,812
          12/31/1992                  10,785                10,602               10,785            10,841
          01/31/1993                  10,806                10,615               10,806            10,870
          02/28/1993                  10,827                10,629               10,827            10,895
          03/31/1993                  10,852                10,645               10,852            10,922
          04/30/1993                  10,874                10,659               10,874            10,949
          05/31/1993                  10,893                10,671               10,893            10,976
          06/30/1993                  10,917                10,687               10,917            11,003
          07/31/1993                  10,940                10,701               10,940            11,032
          08/31/1993                  10,964                10,717               10,964            11,061
          09/30/1993                  10,987                10,730               10,987            11,088
          10/31/1993                  11,011                10,746               11,011            11,117
          11/30/1993                  11,036                10,762               11,036            11,145
          12/31/1993                  11,059                10,776               11,059            11,174
          01/31/1994                  11,083                10,791               11,083            11,203
          02/28/1994                  11,104                10,805               11,104            11,230
          03/31/1994                  11,130                10,821               11,130            11,261
          04/30/1994                  11,155                10,838               11,155            11,295
          05/31/1994                  11,186                10,860               11,186            11,332
          06/30/1994                  11,219                10,884               11,219            11,371
          07/31/1994                  11,253                10,908               11,253            11,412
          08/31/1994                  11,293                10,938               11,293            11,454
          09/30/1994                  11,330                10,966               11,330            11,497
          10/31/1994                  11,372                10,997               11,372            11,544
          11/30/1994                  11,417                11,032               11,417            11,592
          12/31/1994                  11,466                11,070               11,466            11,645
          01/31/1995                  11,520                11,113               11,520            11,699
          02/28/1995                  11,568                11,152               11,568            11,750
          03/31/1995                  11,620                11,195               11,620            11,808
          04/30/1995                  11,669                11,234               11,669            11,865
          05/31/1995                  11,726                11,281               11,726            11,923
          06/30/1995                  11,779                11,324               11,779            11,979
          07/31/1995                  11,832                11,366               11,832            12,036
          08/31/1995                  11,884                11,408               11,884            12,093
          09/30/1995                  11,933                11,445               11,933            12,147
          10/31/1995                  11,986                11,489               11,986            12,203
          11/30/1995                  12,073                11,562               12,073            12,257
          12/31/1995                  12,131                11,609               12,131            12,313
          01/31/1996                  12,184                11,650               12,184            12,369
          02/29/1996                  12,234                11,690               12,234            12,419
          03/31/1996                  12,283                11,729               12,283            12,472
          04/30/1996                  12,333                11,769               12,333            12,523
          05/31/1996                  12,389                11,812               12,389            12,577
          06/30/1996                  12,433                11,846               12,433            12,629
          07/31/1996                  12,484                11,885               12,484            12,684
          08/31/1996                  12,540                11,931               12,540            12,740
          09/30/1996                  12,588                11,966               12,588            12,794
          10/31/1996                  12,638                12,006               12,638            12,851
          11/30/1996                  12,689                12,044               12,689            12,905
          12/31/1996                  12,738                12,083               12,738            12,960
          01/31/1997                  12,791                12,124               12,791            13,016
          02/28/1997                  12,837                12,160               12,838            13,067
          03/31/1997                  12,885                12,199               12,887            13,124
          04/30/1997                  12,938                12,241               12,940            13,181
          05/31/1997                  12,995                12,286               12,998            13,239
          06/30/1997                  13,046                12,327               13,050            13,294
          07/31/1997                  13,101                12,368               13,105            13,351
          08/31/1997                  13,160                12,414               13,162            13,409
          09/30/1997                  13,211                12,455               13,215            13,465
          10/31/1997                  13,270                12,500               13,274            13,524
          11/30/1997                  13,321                12,540               13,326            13,581
          12/31/1997                  13,381                12,586               13,386            13,639
          01/31/1998                  13,438                12,632               13,444            13,699
          02/28/1998                  13,489                12,671               13,496            13,754
          03/31/1998                  13,543                12,722               13,551            13,815
          04/30/1998                  13,599                12,774               13,607            13,873
          05/31/1998                  13,656                12,827               13,666            13,932
          06/30/1998                  13,712                12,880               13,722            13,990
          07/31/1998                  13,770                12,934               13,782            14,048
          08/31/1998                  13,825                12,986               13,837            14,109
          09/30/1998                  13,881                13,039               13,894            14,167
          10/31/1998                  13,934                13,089               13,952            14,223
          11/30/1998                  13,987                13,138               14,004            14,276
          12/31/1998                  14,046                13,194               14,064            14,329
          01/31/1999                  14,094                13,238               14,112            14,382
          02/28/1999                  14,139                13,281               14,158            14,431
          03/31/1999                  14,188                13,327               14,209            14,485
          04/30/1999                  14,242                13,378               14,263            14,539
          05/31/1999                  14,290                13,423               14,312            14,594
          06/30/1999                  14,341                13,470               14,362            14,648
          07/31/1999                  14,396                13,523               14,418            14,705
          08/31/1999                  14,450                13,573               14,473            14,764
          09/30/1999                  14,506                13,626               14,529            14,822
          10/31/1999                  14,566                13,682               14,589            14,883
          11/30/1999                  14,624                13,736               14,647            14,942
          12/31/1999                  14,694                13,802               14,717            15,006
          01/31/2000                  14,754                13,859               14,779            15,072
          02/29/2000                  14,815                13,916               14,841            15,137
          03/31/2000                  14,886                13,983               14,914            15,208
          04/30/2000                  14,947                14,040               14,975            15,280
          05/31/2000                  15,017                14,106               15,046            15,355
          06/30/2000                  15,095                14,179               15,124            15,427
          07/31/2000                  15,168                14,247               15,196            15,501
          08/31/2000                  15,247                14,321               15,277            15,578
          09/30/2000                  15,324                14,394               15,355            15,656
          10/31/2000                  15,401                14,466               15,432            15,738
          11/30/2000                  15,478                14,539               15,509            15,818
          12/31/2000                  15,562                14,617               15,593            15,902
          01/31/2001                  15,635                14,686               15,666            15,984
          02/28/2001                  15,703                14,751               15,733            16,053
          03/31/2001                  15,771                14,814               15,801            16,124
          04/30/2001                  15,829                14,869               15,859            16,186
          05/31/2001                  15,883                14,919               15,913            16,246
          06/30/2001                  15,932                14,966               15,963            16,298
          07/31/2001                  15,977                15,007               16,007            16,348
          08/31/2001                  16,025                15,053               16,055            16,398
          09/30/2001                  16,059                15,084               16,089            16,445

--------------------------------------------------------------------------------
The Fund emphasizes current income and preservation of capital by applying PIMCO's analytical, research and trading skills. Although the Fund is largely restricted to investing in traditional money market instruments of the highest quality, there is some scope for performance enhancement through modest shifts in duration, yield curve and sector exposure as well as through intensive bottom-up credit and quantitative research.

Past performance is no guarantee of future results. Money market funds are neither insured nor guaranteed by FDIC or any other government agency and there can be no assurance that any money market fund will be able to maintain a net asset value of $1.00 per share. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 25

A TAX-EXEMPT BOND FUND

     Municipal Bond Fund

OBJECTIVE:
High current income exempt from Federal income tax, consistent with preservation of capital.

PORTFOLIO:
Intermediate to long-term maturity municipal securities, exempt from Federal income tax.

DURATION RANGE:
3-10 years

FUND INCEPTION DATE:
12/31/97

TOTAL NET ASSETS:
$109.1 million

PORTFOLIO MANAGER:
Mark McCray


[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Six-month, one-year results beat index and peer group.

For the six-month period ended September 30, 2001, the Fund's Class A shares returned 4.32% outperforming the Lehman General Municipal Bond Index, which returned 3.48%, and the Lipper General Municipal Debt Fund Average, which returned 3.07%. The Fund also posted strong results over the one-year period, gaining 11.10% versus 10.41% and 9.54% for the index and average, respectively.

Municipals trailed taxable debt amid a flight to safety.

The economy experienced a significant slowdown over the past six months as corporate profits weakened, layoffs mounted and confidence declined. The September 11 attacks exacerbated these weaknesses, causing heightened uncertainty among investors and businesses. Generally, municipal yields fell throughout the period. However, longer-term yields rose and short-term yields fell further after the attacks in response to Fed easing and an anticipated increase in fiscal stimulus. Municipal bonds underperformed taxable debt in this environment, as investors favored Treasuries and agencies in a flight to safety.

Above-benchmark duration contributed the most to Fund returns.

The Fund's above-benchmark duration contributed strongly to performance as municipal yields fell across all maturities. In addition, yield curve positioning boosted returns as our overweight in intermediate maturities proved successful; these yields fell further than long-term issues. The Fund's high-quality focus also aided results as lower-tier credit premiums increased. However, the portfolio's exposure to transportation bonds, specifically airport issues, lowered relative returns, as revenues and debt servicing ability were impaired by the September 11 attacks.

Municipal bonds should continue to offer strong relative values.

After weighing the impact of the September 11 terrorist attacks, PIMCO's long-term outlook for weak global growth remains intact. However, we now anticipate a V-shaped U.S. recovery, with near-term economic contraction followed by a snapback later next year. Given this environment, municipal bonds should continue to provide strong relative values as they offer high credit quality and attractive tax-adjusted yields. For now, we intend to target duration near the benchmark and retain our high-quality focus, as we believe that long-term yields are unlikely to fall much further and premiums on lower-rated municipals are likely to widen.

26 PIMCO Funds Semi-Annual Report | 9.30.01

     Municipal Bond Fund

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                             1 year     3 year    5 year    10 year    Inception
                                                                                                       (12/31/97)
PIMCO Municipal Bond Fund A Shares                           11.10%     4.44%         --         --       5.05%
PIMCO Municipal Bond Fund A Shares (adjusted)                 7.76%     3.38%         --         --       4.20%
PIMCO Municipal Bond Fund B Shares                           10.28%     3.66%         --         --       4.27%
PIMCO Municipal Bond Fund B Shares (adjusted)                 5.28%     2.72%         --         --       3.55%
PIMCO Municipal Bond Fund C Shares (adjusted)                 9.55%     3.92%         --         --       4.53%
Lipper General Municipal Debt Fund Average                    9.54%     3.63%         --         --         --
Lehman Brothers General Municipal Bond Index                 10.41%     5.19%         --         --         --

MATURITY PROFILE

   1-5 years                             18%
   5-10 years                            49%
   10-20 years                           31%
   20-30 years                            1%
   Over 30 years                          1%
   Duration                        7.0 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes             99.5%
   Other                                0.5%

QUALITY BREAKDOWN

   AAA                                 46.8%
   AA                                  19.6%
   A                                    6.9%
   BBB                                 17.5%
   BB                                   9.2%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]

                                                                                                           Lehman Bros.
                                        PIMCO                  PIMCO                  PIMCO             General Municipal
             Month                 Municipal Bond A       Municipal Bond B       Municipal Bond C           Bond Index
             =====                 ================       ================       ================       =================
          12/31/1997                    9,700                 10,000                  10,000                 10,000
          01/31/1998                    9,812                 10,108                  10,110                 10,103
          02/28/1998                    9,763                 10,052                  10,056                 10,106
          03/31/1998                    9,768                 10,051                  10,057                 10,115
          04/30/1998                    9,700                  9,976                  9,984                  10,070
          05/31/1998                    9,890                 10,164                  10,174                 10,229
          06/30/1998                    9,921                 10,188                  10,201                 10,269
          07/31/1998                    9,928                 10,189                  10,205                 10,294
          08/31/1998                   10,109                 10,369                  10,388                 10,454
          09/30/1998                   10,242                 10,499                  10,520                 10,585
          10/31/1998                   10,218                 10,467                  10,491                 10,585
          11/30/1998                   10,242                 10,485                  10,511                 10,622
          12/31/1998                   10,251                 10,487                  10,516                 10,648
          01/31/1999                   10,384                 10,617                  10,648                 10,775
          02/28/1999                   10,316                 10,541                  10,572                 10,727
          03/31/1999                   10,322                 10,541                  10,575                 10,742
          04/30/1999                   10,338                 10,551                  10,587                 10,769
          05/31/1999                   10,260                 10,465                  10,503                 10,707
          06/30/1999                   10,070                 10,264                  10,303                 10,553
          07/31/1999                   10,088                 10,275                  10,316                 10,591
          08/31/1999                    9,979                 10,158                  10,201                 10,506
          09/30/1999                    9,963                 10,136                  10,180                 10,510
          10/31/1999                    9,833                  9,997                  10,043                 10,397
          11/30/1999                    9,932                 10,092                  10,140                 10,507
          12/31/1999                    9,837                  9,988                  10,039                 10,428
          01/31/2000                    9,778                  9,922                  9,975                  10,383
          02/29/2000                    9,878                 10,018                  10,074                 10,504
          03/31/2000                   10,101                 10,237                  10,295                 10,734
          04/30/2000                   10,049                 10,178                  10,239                 10,670
          05/31/2000                   10,002                 10,124                  10,186                 10,615
          06/30/2000                   10,227                 10,345                  10,411                 10,896
          07/31/2000                   10,351                 10,464                  10,533                 11,048
          08/31/2000                   10,512                 10,621                  10,693                 11,218
          09/30/2000                   10,503                 10,605                  10,679                 11,159
          10/31/2000                   10,599                 10,697                  10,773                 11,281
          11/30/2000                   10,572                 10,662                  10,741                 11,367
          12/31/2000                   10,812                 10,898                  10,981                 11,647
          01/31/2001                   10,908                 10,988                  11,074                 11,763
          02/28/2001                   11,067                 11,141                  11,231                 11,800
          03/31/2001                   11,187                 11,253                  11,347                 11,907
          04/30/2001                   11,036                 11,095                  11,189                 11,778
          05/31/2001                   11,248                 11,300                  11,400                 11,905
          06/30/2001                   11,358                 11,404                  11,507                 11,985
          07/31/2001                   11,550                 11,589                  11,695                 12,162
          08/31/2001                   11,814                 11,846                  11,957                 12,363
          09/30/2001                   11,670                 11,396                  11,807                 12,321

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the overall municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest more than 25% of its assets in bond issuers of California and New York. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 27

A TAX-EXEMPT BOND FUND

NY Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from Federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily intermediate to long-term maturity municipal securities (exempt from federal and New York income tax).

FUND INCEPTION DATE:
8/31/99

DURATION RANGE:
3-12 years

TOTAL NET ASSETS:
$5.0 million

PORTFOLIO MANAGER:
Mark McCray


[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund generated solid returns for the six-month and one-year periods.

For the six-month period ended September 30, PIMCO New York Municipal Bond Fund delivered strong results for its shareholders, with the Fund's Class A shares returning 3.74%. These results compared favorably to the Lehman Brothers New York Insured Municipal Bond Index, which returned 3.09%, and the Fund's Lipper category average, which returned 2.90%. In addition, the Fund continued its strong track record over the past year, posting a solid 11.27% gain for the one-year period and once again and beating its benchmark and peers.

NY municipals underperformed the national market amid investor uncertainty.

The economy slowed drastically during the period as corporate profits eroded, layoffs mounted and confidence declined. The September 11 attacks exacerbated these weaknesses, causing heightened uncertainty among investors and businesses. Generally, municipal yields fell throughout the period. However, longer-term yields rose and short-term yields fell further after the attacks in response to Fed easing and an anticipated increase in fiscal stimulus. New York underperformed the national market during this time as concerns surfaced over the financial impact of the terrorist attacks on the local economy.

Duration posture, issue selection bolstered Fund returns.

Although the New York municipal market softened in the wake of the September 11 attacks, the Fund was able to achieve above-average results through yield curve positioning and overall strong issue selection. Specifically, an overweight in intermediate maturity issues added to returns as these yields fell further than longer-term issues, resulting in significant price appreciation. Issue selection in revenue and healthcare bonds also boosted returns as the Fund's individual holdings outperformed these segments as a whole. A below-benchmark duration was negative for performance as New York municipal yields fell across all maturities. Also, modest exposure to transportation issues, especially airport revenue bonds, detracted from results as investors demanded higher credit premiums for these issues.

NY municipals remain attractive moving forward.

After weighing the impact of the September 11 terrorist attacks, PIMCO's long-term outlook for weak global growth remains intact. However, we now anticipate a V-shaped U.S. recovery, with near-term economic contraction followed by a snapback later next year. Given this outlook, New York municipals remain attractive--regardless of recessionary conditions--as they offer favorable tax-adjusted yields relative to Treasury and agency bonds. For now, we intend to keep duration close to the benchmark and to target high credit quality issues, as New York credit risk premiums could increase amid substantial new issuance and potential budget deficits.

28 PIMCO Funds Semi-Annual Report | 9.30.01

NY Municipal Bond Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                                1 year     3 year    5 year     10 year    Inception
                                                                                                           (8/31/99)
PIMCO NY Municipal Bond Fund A Shares                           11.27%       --        --          --        8.53%
PIMCO NY Municipal Bond Fund A Shares (adjusted)                 7.93%       --        --          --        6.95%
Lipper New York Intermediate Municipal Debt Fund Average         9.74%       --        --          --          --
Lehman Brothers NY Ins. Municipal Bond Index                    10.85%       --        --          --          --

MATURITY PROFILE

   Less than 1 year                       5%
   1-5 years                              9%
   5-10 years                            53%
   10-20 years                            6%
   20-30 years                           21%
   Over 30 years                          6%
   Duration                        6.9 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes             98.3%
   Other                                1.7%

QUALITY BREAKDOWN

   AAA                                 26.1%
   AA                                  15.4%
   A                                   15.4%
   BBB                                 43.1%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [CHART]

                                                            Lehman Bros.
                                  PIMCO                        NY Ins.
                                NY Interm.                 Municipal Bond
        Month                Municipal Bond A                  Index
        =====                ================              ==============

     08/31/1999                     9,700                      10,000
     09/30/1999                     9,735                       9,987
     10/31/1999                     9,655                       9,848
     11/30/1999                     9,740                       9,986
     12/31/1999                     9,701                       9,883
     01/31/2000                     9,653                       9,826
     02/29/2000                     9,712                       9,973
     03/31/2000                     9,866                      10,227
     04/30/2000                     9,807                      10,128
     05/31/2000                     9,770                       9,923
     06/30/2000                    10,006                      10,245
     07/31/2000                    10,117                      10,381
     08/31/2000                    10,321                      10,564
     09/30/2000                    10,337                      10,499
     10/31/2000                    10,461                      10,632
     11/30/2000                    10,524                      10,725
     12/31/2000                    10,731                      11,060
     01/31/2001                    10,875                      11,156
     02/28/2001                    10,952                      11,166
     03/31/2001                    11,087                      11,288
     04/30/2001                    10,998                      11,178
     05/31/2001                    11,296                      11,309
     06/30/2001                    11,385                      11,373
     07/31/2001                    11,600                      11,549
     08/31/2001                    11,897                      11,743
     09/30/2001                    11,501                      11,638

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the NY municipal 8/994/00 marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of New York exempt from regular federal income tax and New York income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It's important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 29

AN INFLATION-INDEXED BOND FUND

Real Return Fund

OBJECTIVE:
Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed fixed income securities.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
1/29/97

TOTAL NET ASSETS:
$1.9 billion

PORTFOLIO MANAGER:
John Brynjolfsson


[PHOTO]
John Brynjolfsson
Fund Manager

A renowned expert in his field, Mr. Brynjolfsson is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. He has 15 years of investment experience.

Fund delivered a strong 13.49% return for the past year.

As of September 30, 2001, PIMCO Real Return Class A shares posted solid results for shareholders, returning 4.34% and 13.49% for the six-month and one-year periods, respectively. These returns compared favorably to the Fund's benchmark, the Lehman Brothers Global Real: U.S. TIPS Index, which returned 4.07% and 13.20%, respectively, for the same time periods.

Shifting economic picture stole Treasury Inflation-Protected Securities' momentum.

Early in the six-month period, short maturity real yields fell in response to Fed easing while intermediate real yields rose amid anticipation that economic growth would rebound quickly, TIPS, in general, outperformed at this time as large inflation increases worked to the asset class' advantage. However, TIPS trailed conventional Treasuries later in the period as it became clear that the economic recovery would be delayed. The September 11 attacks served to exacerbate weakness in the global economy, causing investors to favor conventional Treasuries over other fixed-income assets.

Exposure to shorter maturities was beneficial.

The Fund's overweight position in short- and intermediate-maturity TIPS was strongly positive for performance as intermediate real yields dropped substantially more than long-term real yields. In addition, limited exposure to high-quality non-U.S. securities, including French OATi and Swedish linkers, added to returns as non-U.S. real return bonds appreciated during the period. Allocations to short-duration conventional corporates modestly reduced returns--the result of increasing credit premiums as economic growth slowed and corporate profits declined. Below-benchmark duration hindered performance later in the period as the yield curve shifted in parallel.

Inflation outlook bodes well for real return bonds.

After weighing the impact of the September 11 attacks, we are maintaining our secular outlook for weak global growth. However, in the near-term, we are now expecting a sharper, V-shaped U.S. recovery, as heightened uncertainty should be followed by a snapback driven by accelerated fiscal and monetary stimulus. We believe TIPS should perform in line with high-quality, conventional debt while inflation remains muted, but should outperform further out on the horizon as positive growth returns and inflation expectations increase. For now, we expect to keep duration near the benchmark as mild inflation rates will keep potential real yields in check. In addition, we intend to focus on intermediate-maturity TIPS, which offer attractive real yields and could benefit substantially when inflation begins to rise.

30 PIMCO Funds Semi-Annual Report | 9.30.01

Real Return Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                      1 year     3 year     5 year     10 year    Inception
                                                                                                  (1/29/97)
PIMCO Real Return Fund A Shares                       13.49%     9.25%        --          --         7.78%
PIMCO Real Return Fund A Shares (adjusted)            10.09%     8.15%        --          --         7.08%
PIMCO Real Return Fund B Shares                       12.63%     8.45%        --          --         6.99%
PIMCO Real Return Fund B Shares (adjusted)             7.63%     7.59%        --          --         6.65%
PIMCO Real Return Fund C Shares (adjusted)            11.93%     8.71%        --          --         7.24%
Lipper Intermediate U.S. Treasury Fund Average        13.16%     6.98%        --          --           --
Lehman Brothers Global Real: U.S. TIPS Index          13.20%     7.94%        --          --           --

MATURITY PROFILE

   5-10 years                            72%
   10-20 years                            1%
   20-30 years                           27%
   Duration                        2.8 years

SECTOR BREAKDOWN

   U.S. Treasury Obligations           80.6%
   Corporate Bonds & Notes             13.4%
   Other                                6.0%

QUALITY BREAKDOWN

   AAA                                 85.0%
   AA                                   3.6%
   A                                    7.2%
   BBB                                  2.4%
   BB                                   1.8%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [CHART]

                                                                                                   Lehman
                                                                                               Brothers Global
                                         PIMCO              PIMCO              PIMCO           Real: U.S. TIPS
              Month                  Real Return A      Real Return B      Real Return C           Index
              =====                  =============      =============      =============       ===============
           01/31/1997                    9,700             10,000             10,000               10,000
           02/28/1997                    9,735             10,029             10,032               10,033
           03/31/1997                    9,651              9,927              9,928                9,896
           04/30/1997                    9,698              9,978              9,977                9,956
           05/31/1997                    9,750             10,028             10,027               10,010
           06/30/1997                    9,726              9,997              9,996                9,978
           07/31/1997                    9,841             10,110             10,108               10,072
           08/31/1997                    9,858             10,121             10,124               10,103
           09/30/1997                    9,874             10,131             10,142               10,123
           10/31/1997                    9,995             10,249             10,263               10,227
           11/30/1997                   10,044             10,293             10,309               10,284
           12/31/1997                    9,989             10,230             10,249               10,241
           01/31/1998                   10,044             10,280             10,301               10,291
           02/28/1998                   10,030             10,260             10,282               10,282
           03/31/1998                   10,047             10,274             10,298               10,277
           04/30/1998                   10,097             10,318             10,344               10,315
           05/31/1998                   10,135             10,350             10,379               10,388
           06/30/1998                   10,167             10,376             10,407               10,414
           07/31/1998                   10,242             10,446             10,479               10,463
           08/31/1998                   10,246             10,444             10,479               10,486
           09/30/1998                   10,481             10,676             10,715               10,697
           10/31/1998                   10,533             10,722             10,763               10,721
           11/30/1998                   10,514             10,697             10,739               10,710
           12/31/1998                   10,466             10,640             10,685               10,646
           01/31/1999                   10,617             10,787             10,834               10,769
           02/28/1999                   10,589             10,752             10,802               10,693
           03/31/1999                   10,649             10,806             10,859               10,689
           04/30/1999                   10,822             10,973             11,029               10,760
           05/31/1999                   10,897             11,043             11,101               10,834
           06/30/1999                   10,879             11,018             11,079               10,841
           07/31/1999                   10,894             11,029             11,090               10,835
           08/31/1999                   10,947             11,075             11,139               10,854
           09/30/1999                   10,989             11,111             11,178               10,896
           10/31/1999                   11,007             11,122             11,191               10,918
           11/30/1999                   11,088             11,198             11,269               10,984
           12/31/1999                   11,021             11,122             11,195               10,896
           01/31/2000                   11,084             11,178             11,254               10,945
           02/29/2000                   11,161             11,250             11,329               11,047
           03/31/2000                   11,494             11,578             11,662               11,369
           04/30/2000                   11,636             11,715             11,802               11,520
           05/31/2000                   11,600             11,672             11,760               11,490
           06/30/2000                   11,751             11,816             11,909               11,635
           07/31/2000                   11,840             11,899             11,994               11,734
           08/31/2000                   11,949             12,000             12,099               11,821
           09/30/2000                   12,044             12,088             12,189               11,883
           10/31/2000                   12,169             12,205             12,311               12,026
           11/30/2000                   12,344             12,372             12,484               12,201
           12/31/2000                   12,456             12,476             12,591               12,332
           01/31/2001                   12,772             12,783             12,905               12,590
           02/28/2001                   13,005             13,008             13,136               12,803
           03/31/2001                   13,102             13,097             13,229               12,926
           04/30/2001                   13,197             13,184             13,320               12,998
           05/31/2001                   13,367             13,345             13,485               13,152
           06/30/2001                   13,349             13,317             13,460               13,136
           07/31/2001                   13,562             13,522             13,670               13,355
           08/31/2001                   13,596             13,547             13,697               13,374
           09/30/2001                   13,670             13,417             13,767               13,451

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager focuses on duration management and manages yield curve exposure based on the firm's outlook for real yields. Although the Fund is mainly invested in U.S. Treasury-Inflation Protection Securities (TIPS), sector rotation allows the manager to invest in other areas where he finds value on an inflation-adjusted basis.

Past performance is no guarantee of future results. The Fund may invest up to 35% in foreign securities, which may entail greater risk due to foreign economic and political developments. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 31

A SHORT DURATION BOND FUND

Short-Term Fund

OBJECTIVE:

Maximum current income, consistentwith preservation of capital and daily liquidity.

PORTFOLIO:
Money market instruments and short maturity fixed income securities.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
10/07/87

TOTAL NET ASSETS:
$1.5 billion

PORTFOLIO MANAGER:
Paul McCulley


[PHOTO]
Paul McCulley
Fund Manager

Mr. McCulley is Managing Director responsible for supervising short-term investment strategies at PIMCO. He has 19 years of investment experience.

Fund continued its record of outperformance.

In keeping with its long-term track record, PIMCO Short-Term Fund outperformed its benchmark, the Salomon 3-Month T-Bill Index, for the six-month period ended September 30, 2001. Class A shares returned 2.70% compared to 2.00% for the Index. While the Fund slightly trailed the Lipper Ultra-Short Obligations Fund Average for the same period, it remained ahead of its category for the past year, returning a solid 6.67%.

Heightened uncertainty sparked further global weakening.

The events of September 11 had a meaningful impact on the reporting period as a whole, as the attacks accentuated weakness in the global economy and heightened risk aversion among investors, consumers and businesses. To counter the economic turmoil, a number of central banks joined an already accommodative U.S. Federal Reserve in cutting interest rates and injecting liquidity into the markets. Bonds performed relatively well in this environment, with shorter-maturity, higher-quality assets, such as Treasuries and mortgages, performing the best.

Positioning paid off as short-term interest rates fell.

Strategies that focused on the short end of the yield curve were strongly positive for Fund performance, as this part of the curve benefited the most from the flight to quality. The Fund's above-benchmark duration, which had been its emphasis for some time, enhanced performance as short-term interest rates fell. In addition, a focus on high-quality, mortgage-related securities boosted returns as they provided a relatively safe source of incremental yield. However, exposure to real return bonds detracted from relative performance as an exacerbated U.S. slow-down diminished inflation expectations.

Long-term outlook remains intact.

After weighing the potential impact of the terrorist attacks, we believe that our long-term outlook for weak global growth remains on target. However, in the short-term, we are now expecting a sharper, V-shaped recovery for the U.S. economy. Heightened uncertainty over the next few quarters should be followed by a snapback driven by accelerated fiscal and monetary stimulus. To capitalize on these trends, we plan to target a near-benchmark duration and to maintain our focus on high quality assets, including mortgages, in the coming months. In addition, we anticipate retaining short-maturity corporates to benefit from wide yield premiums in this sector, and will look to build out this position if markets decline to even more attractive levels.

32 PIMCO Funds Semi-Annual Report | 9.30.01

Short-Term Fund

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                    1 year    3 year    5 year    10 year    Inception
                                                                                             (10/7/87)
PIMCO Short-Term Fund A Shares                      6.67%     5.79%     5.95%      5.39%        6.06%
PIMCO Short-Term Fund A Shares (adjusted)           4.54%     5.08%     5.52%      5.18%        5.91%
PIMCO Short-Term Fund B Shares                      5.89%     5.01%     5.20%      4.86%        5.66%
PIMCO Short-Term Fund B Shares (adjusted)           0.89%     4.10%     4.88%      4.86%        5.66%
PIMCO Short-Term Fund C Shares (adjusted)           5.34%     5.47%     5.64%      5.08%        5.74%
Lipper Ultra-Short Obligations Fund Average         6.59%     5.63%     5.77%      5.28%          --
Salomon 3-Mo. T-Bill Index                          5.05%     5.10%     5.15%      4.75%          --

MATURITY PROFILE

   Less than 1 year                 90%
   1-5 years                         7%
   5-10 years                        3%
   Duration                   0.3 years

SECTOR BREAKDOWN

   Short-Term Instruments         35.0%
   Corporate Bonds & Notes        30.7%
   Asset-Backed Securities        13.5%
   Mortgage-Backed Securities     11.3%
   U.S. Treasury Obligations       8.0%
   Other                           1.5%

QUALITY BREAKDOWN

   AAA                            56.0%
   AA                             13.9%
   A                              18.2%
   BBB                            11.0%
   BB                              0.8%
   B                               0.1%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [GRAPH]

                                                                                                Salomon
                                        PIMCO              PIMCO              PIMCO          3-month T-Bill
              Month                  Short-Term A       Short-Term B       Short-Term C           Index
              =====                  ============       ============       ============      ==============
           10/31/1987                     9,800             10,000             10,000             10,000
           11/30/1987                     9,855             10,049             10,053             10,051
           12/31/1987                     9,912             10,100             10,108             10,099
           01/31/1988                     9,976             10,160             10,172             10,148
           02/29/1988                    10,015             10,193             10,209             10,194
           03/31/1988                    10,067             10,240             10,260             10,244
           04/30/1988                    10,120             10,287             10,311             10,294
           05/31/1988                    10,173             10,336             10,364             10,347
           06/30/1988                    10,228             10,385             10,416             10,401
           07/31/1988                    10,277             10,429             10,464             10,460
           08/31/1988                    10,340             10,486             10,526             10,520
           09/30/1988                    10,405             10,546             10,589             10,583
           10/31/1988                    10,494             10,628             10,676             10,648
           11/30/1988                    10,561             10,690             10,742             10,715
           12/31/1988                    10,620             10,743             10,799             10,785
           01/31/1989                    10,693             10,811             10,871             10,858
           02/28/1989                    10,766             10,878             10,943             10,934
           03/31/1989                    10,858             10,963             11,033             11,013
           04/30/1989                    10,937             11,036             11,111             11,095
           05/31/1989                    11,033             11,127             11,207             11,179
           06/30/1989                    11,114             11,201             11,285             11,257
           07/31/1989                    11,205             11,286             11,374             11,336
           08/31/1989                    11,262             11,335             11,429             11,413
           09/30/1989                    11,336             11,403             11,502             11,487
           10/31/1989                    11,439             11,500             11,603             11,565
           11/30/1989                    11,513             11,567             11,675             11,640
           12/31/1989                    11,576             11,623             11,737             11,717
           01/31/1990                    11,629             11,670             11,789             11,794
           02/28/1990                    11,698             11,732             11,855             11,865
           03/31/1990                    11,773             11,800             11,927             11,945
           04/30/1990                    11,819             11,839             11,970             12,022
           05/31/1990                    11,927             11,941             12,078             12,104
           06/30/1990                    12,002             12,009             12,150             12,183
           07/31/1990                    12,083             12,082             12,228             12,263
           08/31/1990                    12,144             12,136             12,288             12,343
           09/30/1990                    12,223             12,207             12,364             12,418
           10/31/1990                    12,314             12,288             12,452             12,495
           11/30/1990                    12,410             12,377             12,545             12,569
           12/31/1990                    12,507             12,466             12,641             12,650
           01/31/1991                    12,594             12,545             12,725             12,723
           02/28/1991                    12,660             12,604             12,789             12,785
           03/31/1991                    12,715             12,651             12,842             12,851
           04/30/1991                    12,792             12,720             12,915             12,913
           05/31/1991                    12,861             12,781             12,982             12,975
           06/30/1991                    12,906             12,818             13,025             13,035
           07/31/1991                    12,979             12,883             13,096             13,097
           08/31/1991                    13,060             12,955             13,174             13,159
           09/30/1991                    13,129             13,016             13,239             13,217
           10/31/1991                    13,203             13,081             13,311             13,275
           11/30/1991                    13,233             13,104             13,339             13,328
           12/31/1991                    13,285             13,147             13,388             13,377
           01/31/1992                    13,332             13,186             13,432             13,424
           02/29/1992                    13,358             13,203             13,454             13,466
           03/31/1992                    13,380             13,218             13,474             13,512
           04/30/1992                    13,434             13,263             13,525             13,555
           05/31/1992                    13,473             13,293             13,562             13,600
           06/30/1992                    13,524             13,336             13,611             13,640
           07/31/1992                    13,578             13,380             13,661             13,681
           08/31/1992                    13,611             13,404             13,690             13,720
           09/30/1992                    13,645             13,430             13,720             13,754
           10/31/1992                    13,657             13,434             13,729             13,788
           11/30/1992                    13,672             13,440             13,740             13,823
           12/31/1992                    13,710             13,470             13,775             13,860
           01/31/1993                    13,754             13,505             13,816             13,897
           02/28/1993                    13,789             13,531             13,848             13,929
           03/31/1993                    13,851             13,582             13,906             13,964
           04/30/1993                    13,896             13,619             13,949             13,998
           05/31/1993                    13,949             13,662             13,999             14,033
           06/30/1993                    14,004             13,706             14,050             14,068
           07/31/1993                    14,053             13,746             14,095             14,104
           08/31/1993                    14,088             13,772             14,126             14,141
           09/30/1993                    14,122             13,797             14,157             14,176
           10/31/1993                    14,170             13,835             14,201             14,213
           11/30/1993                    14,221             13,877             14,249             14,249
           12/31/1993                    14,286             13,932             14,310             14,286
           01/31/1994                    14,309             13,946             14,330             14,323
           02/28/1994                    14,323             13,953             14,342             14,357
           03/31/1994                    14,299             13,920             14,313             14,398
           04/30/1994                    14,320             13,932             14,332             14,441
           05/31/1994                    14,329             13,931             14,336             14,488
           06/30/1994                    14,393             13,985             14,398             14,538
           07/31/1994                    14,460             14,041             14,461             14,590
           08/31/1994                    14,515             14,086             14,513             14,644
           09/30/1994                    14,529             14,092             14,525             14,698
           10/31/1994                    14,565             14,127             14,558             14,758
           11/30/1994                    14,576             14,137             14,565             14,820
           12/31/1994                    14,637             14,196             14,624             14,889
           01/31/1995                    14,708             14,266             14,691             14,957
           02/28/1995                    14,842             14,395             14,822             15,023
           03/31/1995                    14,873             14,426             14,848             15,097
           04/30/1995                    15,031             14,579             15,003             15,169
           05/31/1995                    15,181             14,724             15,148             15,243
           06/30/1995                    15,230             14,771             15,194             15,315
           07/31/1995                    15,321             14,860             15,280             15,388
           08/31/1995                    15,390             14,927             15,346             15,461
           09/30/1995                    15,533             15,066             15,484             15,530
           10/31/1995                    15,644             15,173             15,589             15,602
           11/30/1995                    15,788             15,312             15,728             15,670
           12/31/1995                    15,920             15,441             15,857             15,743
           01/31/1996                    15,995             15,514             15,927             15,813
           02/29/1996                    16,022             15,540             15,951             15,878
           03/31/1996                    16,072             15,588             15,997             15,945
           04/30/1996                    16,146             15,660             16,067             16,010
           05/31/1996                    16,228             15,740             16,146             16,079
           06/30/1996                    16,316             15,825             16,230             16,147
           07/31/1996                    16,362             15,869             16,271             16,216
           08/31/1996                    16,463             15,967             16,368             16,287
           09/30/1996                    16,619             16,119             16,521             16,357
           10/31/1996                    16,751             16,246             16,648             16,429
           11/30/1996                    16,900             16,391             16,793             16,498
           12/31/1996                    16,964             16,453             16,851             16,569
           01/31/1997                    17,064             16,550             16,946             16,641
           02/28/1997                    17,138             16,622             17,015             16,706
           03/31/1997                    17,144             16,628             17,020             16,779
           04/30/1997                    17,240             16,721             17,112             16,851
           05/31/1997                    17,363             16,840             17,230             16,925
           06/30/1997                    17,477             16,951             17,337             16,996
           07/31/1997                    17,612             17,082             17,467             17,070
           08/31/1997                    17,663             17,131             17,514             17,143
           09/30/1997                    17,780             17,244             17,626             17,215
           10/31/1997                    17,819             17,282             17,662             17,291
           11/30/1997                    17,895             17,357             17,736             17,363
           12/31/1997                    17,994             17,452             17,828             17,438
           01/31/1998                    18,098             17,553             17,928             17,515
           02/28/1998                    18,160             17,613             17,985             17,585
           03/31/1998                    18,280             17,729             18,100             17,662
           04/30/1998                    18,362             17,809             18,178             17,736
           05/31/1998                    18,443             17,887             18,255             17,813
           06/30/1998                    18,505             17,948             18,311             17,886
           07/31/1998                    18,614             18,054             18,414             17,961
           08/31/1998                    18,620             18,059             18,416             18,038
           09/30/1998                    18,743             18,179             18,532             18,112
           10/31/1998                    18,812             18,246             18,595             18,184
           11/30/1998                    18,874             18,306             18,652             18,252
           12/31/1998                    18,952             18,381             18,725             18,319
           01/31/1999                    19,024             18,451             18,792             18,387
           02/28/1999                    19,100             18,525             18,862             18,449
           03/31/1999                    19,234             18,654             18,990             18,520
           04/30/1999                    19,320             18,738             19,072             18,588
           05/31/1999                    19,322             18,740             19,070             18,659
           06/30/1999                    19,388             18,804             19,131             18,728
           07/31/1999                    19,454             18,868             19,190             18,801
           08/31/1999                    19,516             18,928             19,246             18,876
           09/30/1999                    19,602             19,012             19,325             18,950
           10/31/1999                    19,694             19,101             19,410             19,027
           11/30/1999                    19,786             19,191             19,495             19,103
           12/31/1999                    19,864             19,266             19,567             19,186
           01/31/2000                    19,917             19,318             19,620             19,270
           02/29/2000                    20,021             19,418             19,712             19,353
           03/31/2000                    20,149             19,542             19,833             19,444
           04/30/2000                    20,221             19,613             19,900             19,535
           05/31/2000                    20,329             19,717             20,002             19,631
           06/30/2000                    20,453             19,837             20,118             19,723
           07/31/2000                    20,557             19,938             20,216             19,818
           08/31/2000                    20,684             20,062             20,335             19,916
           09/30/2000                    20,802             20,176             20,447             20,016
           10/31/2000                    20,892             20,263             20,531             20,120
           11/30/2000                    21,059             20,425             20,691             20,223
           12/31/2000                    21,225             20,586             20,848             20,330
           01/31/2001                    21,370             20,726             20,984             20,436
           02/28/2001                    21,511             20,863             21,118             20,524
           03/31/2001                    21,605             20,955             21,205             20,614
           04/30/2001                    21,666             21,013             21,260             20,693
           05/31/2001                    21,833             21,175             21,417             20,770
           06/30/2001                    21,868             21,209             21,445             20,836
           07/31/2001                    22,016             21,353             21,587             20,901
           08/31/2001                    22,089             21,424             21,654             20,965
           09/30/2001                    22,188             21,520             21,745             21,025

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund then employs a variety of value-added strategies geared to enhance yield, including duration extension, credit quality positioning, cost-effective trading and investment in an expanded set of financial instruments.

Past performance is no guarantee of future results. The Fund may invest up to 5% in foreign securities, which may entail greater risk due to foreign economic and political developments. Investments in high yield, lower rated securities generally involves greater risk to principal than investment in higher rated securities. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 33

AN ENHANCED INDEX STOCK FUND

StocksPLUS Fund

OBJECTIVE:
Total return which exceeds that of the S&P 500.

PORTFOLIO:
S&P 500 Stock Index futures backed by short-term fixed income securities.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
5/13/93

TOTAL NET ASSETS:
$878.3 million

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund outpaced the S&P 500 Index over the six-month period.

For the six-month period ended September 30, 2001, the Fund's Class A shares returned -9.62%, slightly outperforming the S&P 500 Index, which returned -9.68%. These results were consistent with the Fund's objective of providing incremental returns above the performance of the Index. In addition, the Fund continued its record of outperformance over the long term, returning 13.07% since inception compared to 12.71% for the S&P 500 Index over the same period.

Weakening economic picture erased equity gains.

Early in the six-month period, U.S. equity markets performed well as investor optimism was boosted by the Federal Reserve's aggressive easing campaign. However, the events of September 11 further weakened an already flagging U.S. economy, heightening risk aversion among investors and causing a flight to quality in the financial markets. The Fed responded by injecting liquidity into the markets, slashing its key federal funds rate to 2.5%--its lowest level since the early 1960s. Nonetheless, stocks took back these gains and more later in the period as it became evident that an economic recovery would be substantially delayed.

Extended duration, quality focus aided performance.

The Fund's extended duration enhanced performance as short-term yields fell sharply in response to the pronounced economic weakness. In addition, an emphasis on mortgages aided results as they offered attractive relative yields with minimal credit risk. The Fund's exposure to short-maturity, investment grade corporates was also positive as these issues benefited from increased optimism early in the period and relatively high yields later in the period, which more than offset falling prices. Yet these successful bond management efforts were overshadowed by the equity market's sharp decline, a reality that was reflected in the Fund's overall performance.

High quality bias should continue in the months ahead.

After weighing the impact of the September 11 attacks, we are maintaining our secular outlook for weak global growth. However, we now anticipate a sharper, V-shaped U.S. economic recovery in the next year, as near-term contraction should be followed by a snapback driven by aggressive fiscal and monetary stimulus. In the months ahead, we plan to watch business and consumer spending closely, as these trends will be critical indicators of a recovery. We expect to maintain duration near six months to capture additional yield and limit overall interest rate sensitivity.

34 PIMCO Funds Semi-Annual Report | 9.30.01

  StocksPLUS Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                    1 year    3 year    5 year    10 year    Inception
                                                                                             (5/13/93)
PIMCO StockPLUS Fund A Shares                       -26.39%   1.69%      9.71%        --        13.07%
PIMCO StockPLUS Fund A Shares (adjusted)            -28.60%   0.67%      9.04%        --        12.66%
PIMCO StockPLUS Fund B Shares                       -26.89%   0.98%      8.91%        --        12.37%
PIMCO StockPLUS Fund B Shares (adjusted)            -30.26%   0.29%      8.69%        --        12.37%
PIMCO StockPLUS Fund C Shares (adjusted)            -27.41%   1.22%      9.19%        --        12.52%
Lipper Large-Cap Core Fund Avg.                     -27.39%   1.48%      7.52%        --           --
S&P 500 Index                                       -26.62%   2.04%     10.23%        --           --

MATURITY PROFILE

   Less than 1 year                 71%
   1-5 years                        29%
   Duration                   0.5 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities     41.3%
   Corporate Bonds & Notes        19.5%
   Short-Term Instruments         18.8%
   U.S. Treasury Obligations      10.9%
   Asset-Backed Securities         5.3%
   Other                           4.2%

QUALITY BREAKDOWN

   AAA                            78.1%
   AA                              2.9%
   A                               5.0%
   BBB                            10.0%
   BB                              3.3%
   B                               0.7%

CHANGE IN VALUE  For periods ended 9/30/01

                                  [GRAPH]

                                         PIMCO               PIMCO               PIMCO          S&P 500
              Month                  StocksPLUS A        StocksPLUS B        StocksPLUS C        Index
              =====                  ============        ============        ============       =======
           05/31/1993                    9,700              10,000              10,000          10,000
           06/30/1993                    9,749              10,043              10,044          10,029
           07/31/1993                    9,727              10,015              10,016           9,989
           08/31/1993                   10,094              10,383              10,397          10,368
           09/30/1993                    9,993              10,276              10,289          10,288
           10/31/1993                   10,211              10,487              10,501          10,501
           11/30/1993                   10,092              10,362              10,376          10,401
           12/31/1993                   10,271              10,544              10,560          10,527
           01/31/1994                   10,605              10,880              10,899          10,885
           02/28/1994                   10,275              10,534              10,550          10,589
           03/31/1994                    9,818              10,052              10,084          10,128
           04/30/1994                    9,938              10,175              10,198          10,258
           05/31/1994                   10,120              10,350              10,384          10,426
           06/30/1994                    9,902              10,126              10,158          10,170
           07/31/1994                   10,284              10,510              10,546          10,504
           08/31/1994                   10,750              10,978              11,018          10,935
           09/30/1994                   10,563              10,784              10,823          10,668
           10/31/1994                   10,729              10,942              10,983          10,907
           11/30/1994                   10,397              10,593              10,642          10,510
           12/31/1994                   10,529              10,729              10,768          10,666
           01/31/1995                   10,816              11,009              11,061          10,943
           02/28/1995                   11,299              11,493              11,550          11,369
           03/31/1995                   11,603              11,800              11,849          11,705
           04/30/1995                   11,975              12,165              12,228          12,049
           05/31/1995                   12,513              12,706              12,774          12,531
           06/30/1995                   12,783              12,969              13,039          12,822
           07/31/1995                   13,185              13,375              13,448          13,247
           08/31/1995                   13,270              13,454              13,528          13,280
           09/30/1995                   13,829              14,006              14,096          13,841
           10/31/1995                   13,801              13,971              14,061          13,791
           11/30/1995                   14,461              14,624              14,720          14,397
           12/31/1995                   14,736              14,892              15,003          14,674
           01/31/1996                   15,259              15,421              15,522          15,174
           02/29/1996                   15,296              15,448              15,550          15,314
           03/31/1996                   15,494              15,638              15,755          15,462
           04/30/1996                   15,683              15,818              15,938          15,690
           05/31/1996                   16,039              16,165              16,288          16,094
           06/30/1996                   16,187              16,304              16,428          16,156
           07/31/1996                   15,429              15,537              15,655          15,442
           08/31/1996                   15,750              15,850              15,985          15,768
           09/30/1996                   16,667              16,760              16,902          16,655
           10/31/1996                   17,194              17,277              17,426          17,114
           11/30/1996                   18,466              18,544              18,706          18,408
           12/31/1996                   18,067              18,134              18,292          18,043
           01/31/1997                   19,177              19,218              19,402          19,171
           02/28/1997                   19,303              19,345              19,548          19,321
           03/31/1997                   18,446              18,461              18,657          18,527
           04/30/1997                   19,573              19,591              19,797          19,633
           05/31/1997                   20,812              20,817              21,036          20,828
           06/30/1997                   21,667              21,667              21,886          21,761
           07/31/1997                   23,438              23,407              23,661          23,493
           08/31/1997                   22,170              22,122              22,378          22,177
           09/30/1997                   23,311              23,261              23,519          23,392
           10/31/1997                   22,554              22,505              22,755          22,610
           11/30/1997                   23,474              23,394              23,670          23,657
           12/31/1997                   23,908              23,810              24,101          24,063
           01/31/1998                   24,214              24,115              24,409          24,329
           02/28/1998                   25,842              25,702              26,032          26,084
           03/31/1998                   27,128              26,971              27,305          27,420
           04/30/1998                   27,457              27,279              27,617          27,695
           05/31/1998                   26,897              26,701              27,053          27,219
           06/30/1998                   27,943              27,723              28,097          28,325
           07/31/1998                   27,633              27,393              27,763          28,023
           08/31/1998                   23,394              23,188              23,513          23,972
           09/30/1998                   25,186              24,932              25,288          25,507
           10/31/1998                   27,178              26,912              27,273          27,582
           11/30/1998                   28,722              28,408              28,806          29,254
           12/31/1998                   30,537              30,167              30,623          30,940
           01/31/1999                   31,560              31,159              31,631          32,233
           02/28/1999                   30,493              30,100              30,558          31,232
           03/31/1999                   31,765              31,340              31,808          32,481
           04/30/1999                   33,013              32,556              33,062          33,739
           05/31/1999                   32,145              31,670              32,166          32,943
           06/30/1999                   34,003              33,479              34,015          34,771
           07/31/1999                   32,881              32,344              32,865          33,685
           08/31/1999                   32,700              32,143              32,685          33,519
           09/30/1999                   31,954              31,407              31,939          32,600
           10/31/1999                   33,990              33,398              33,958          34,663
           11/30/1999                   34,534              33,889              34,481          35,367
           12/31/1999                   36,488              35,807              36,422          37,451
           01/31/2000                   34,620              33,935              34,525          35,570
           02/29/2000                   34,066              33,361              33,972          34,896
           03/31/2000                   37,248              36,470              37,115          38,310
           04/30/2000                   36,082              35,322              35,949          37,157
           05/31/2000                   35,339              34,537              35,180          36,394
           06/30/2000                   36,187              35,370              36,042          37,292
           07/31/2000                   35,706              34,899              35,534          36,708
           08/31/2000                   38,084              37,224              37,882          38,988
           09/30/2000                   35,989              35,176              35,795          36,930
           10/31/2000                   35,802              34,993              35,580          36,774
           11/30/2000                   33,106              32,358              32,862          33,875
           12/31/2000                   33,374              32,621              33,128          34,040
           01/31/2001                   34,652              33,870              34,374          35,248
           02/28/2001                   31,430              30,720              31,156          32,034
           03/31/2001                   29,311              28,650              29,069          30,005
           04/30/2001                   31,574              30,861              31,272          32,336
           05/31/2001                   31,865              31,145              31,591          32,553
           06/30/2001                   31,151              30,448              30,843          31,761
           07/31/2001                   30,886              30,189              30,580          31,448
           08/31/2001                   28,953              28,299              28,651          29,479
           09/30/2001                   26,492              25,894              26,224          27,099

Taking an innovative approach, the Fund combines a non-leveraged position in S&P 500 Index futures with an actively managed, short duration fixed-income portfolio. In doing so, the Fund seeks to capture the performance of the S&P 500 Index plus an incremental return based on the fixed income component. The manager adds value primarily through duration management, credit risk management and investment in a variety of high quality, short-term securities.

Past performance is no guarantee of future results. The Fund may invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities, may at times invest in derivatives and mortgage related securities. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 35

A STOCK AND BOND FUND

Strategic Balanced Fund

OBJECTIVE:
Maximum total return consistent with preservation of capital and prudent investment management.

PORTFOLIO:
45-75% PIMCO StocksPLUS Fund;
25-55% PIMCO Total Return Fund.

DURATION RANGE (OF UNDERLYING FUNDS):
0-6 years

FUND INCEPTION DATE:
6/28/96

TOTAL NET ASSETS:
$73.6 million

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely re garded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund outpaced its benchmark and peer group.

Class A shares returned -3.40% for the six month period ended September 30, 2001, slightly outperforming the Fund's benchmark--a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index (LBAG)--which returned -3.73%. In addition, the Fund substantially outperformed the Lipper Balanced Fund Average, which returned -4.91%. Importantly, the Fund's one-year performance of -10.88% also bested both its benchmark and peer group, which returned -12.28% and -11.76%, respectively.

Bonds outperformed stocks amid flight to quality.

Early in the six-month period, U.S. equity markets performed well as investor optimism was boosted by the Fed's aggressive easing campaign. However, the events of September 11 further weakened an already flagging U.S. economy, heightening risk aversion among investors and causing a flight to quality in the financial markets. The Fed responded by injecting liquidity into the markets, slashing rates to their lowest levels since the early 1960s. Nonetheless, stocks took back these gains and more as it became evident that an economic recovery would be delayed. Bonds performed relatively well in this environment, led by high quality assets such as Treasuries and mortgages.

Fixed income returns helped offset equity losses.

Asset allocation had only a minor impact on returns over the period, since the Fund remained near a standard 60/40 mix of equities and fixed income. The equity portfolio, consisting of PIMCO's StocksPLUS Fund, performed in line with its stated objective, modestly outpacing the S&P 500 Index. On the bond side, PIMCO Total Return Fund provided a relative stronghold, solidly outperforming the LBAG. These results were largely due to the Fund's overweight position in short-maturity securities, which rallied as investors anticipated further Fed easing. In addition, the Fund's emphasis on mortgages boosted returns. Nonetheless, the bond portfolio's strong results were overshadowed by equity weakness, resulting in negative net performance.

Neutral allocation should continue pending an economic recovery.

After weighing the impact of the September 11 attacks, we are maintaining our secular outlook for weak global growth. However, we now anticipate a sharper, V-shaped U.S. economic recovery in the next year, as near-term contraction should be followed by a snap-back driven by fiscal and monetary stimulus. For now, we plan to target a neutral mix of 60% stocks/40% bonds in light of the full valuation of the short and intermediate portion of the yield curve, continuing uncertainty for corporate profits and still lofty equity valuations.

36 PIMCO Funds Semi-Annual Report | 9.30.01

Strategic Balanced Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                          1 year      3 year     5 year     10 year    Inception
                                                                                                       (6/28/96)
PIMCO Strategic Balanced Fund A Shares                   -10.88%      3.38%       9.14%       --         9.36%
PIMCO Strategic Balanced Fund A Shares (adjusted)        -14.89%      1.80%       8.14%       --         8.41%
PIMCO Strategic Balanced Fund B Shares                   -11.60%      2.59%       8.32%       --         8.55%
PIMCO Strategic Balanced Fund B Shares (adjusted)        -15.66%      1.82%       8.05%       --         8.42%
PIMCO Strategic Balanced Fund C Shares (adjusted)        -12.36%      2.57%       8.31%       --         8.53%
Lipper Balanced Fund Average                             -11.76%      3.51%       7.35%       --           --
60% S&P 500 and 40% LBAG                                 -12.28%      4.16%       9.77%       --           --
S&P 500 Index                                            -26.62%      2.04%      10.23%       --           --

SECTOR BREAKDOWN

   StocksPLUS                      57.4%
   Total Return                    42.6%

CHANGE IN VALUE  For periods ended 9/30/01

                                    [CHART]

                                       PIMCO           PIMCO           PIMCO
                                    Strategic       Strategic       Strategic        60% S&P 500       S&P 500
              Month                 Balanced A      Balanced B      Balanced C         40% LBAG         Index
              =====                 ==========      ==========      ==========       ===========       =======
           06/30/1996                  9,550          10,000           10,000           10,000          10,000
           07/31/1996                  9,289           9,720            9,720            9,746           9,558
           08/31/1996                  9,430           9,860            9,860            9,863           9,760
           09/30/1996                  9,875          10,319           10,319           10,264          10,309
           10/31/1996                 10,148          10,598           10,598           10,525          10,593
           11/30/1996                 10,707          11,176           11,176           11,075          11,394
           12/31/1996                 10,506          10,959           10,959           10,902          11,168
           01/31/1997                 10,944          11,409           11,409           11,324          11,866
           02/28/1997                 11,002          11,463           11,463           11,388          11,959
           03/31/1997                 10,648          11,087           11,087           11,057          11,468
           04/30/1997                 11,129          11,581           11,581           11,520          12,152
           05/31/1997                 11,589          12,053           12,053           11,984          12,892
           06/30/1997                 11,939          12,410           12,410           12,363          13,470
           07/31/1997                 12,666          13,157           13,157           13,086          14,542
           08/31/1997                 12,212          12,678           12,678           12,602          13,727
           09/30/1997                 12,657          13,130           13,130           13,090          14,479
           10/31/1997                 12,473          12,932           12,932           12,904          13,995
           11/30/1997                 12,795          13,258           13,258           13,286          14,643
           12/31/1997                 12,995          13,457           13,457           13,477          14,895
           01/31/1998                 13,169          13,628           13,628           13,635          15,059
           02/28/1998                 13,688          14,158           14,158           14,221          16,145
           03/31/1998                 14,150          14,626           14,626           14,678          16,972
           04/30/1998                 14,269          14,740           14,740           14,797          17,143
           05/31/1998                 14,118          14,575           14,575           14,700          16,848
           06/30/1998                 14,522          14,983           14,983           15,109          17,533
           07/31/1998                 14,438          14,888           14,888           15,025          17,346
           08/31/1998                 13,075          13,473           13,473           13,819          14,838
           09/30/1998                 13,840          14,253           14,253           14,480          15,789
           10/31/1998                 14,458          14,882           14,882           15,156          17,073
           11/30/1998                 14,918          15,346           15,346           15,742          18,108
           12/31/1998                 15,486          15,922           15,922           16,305          19,151
           01/31/1999                 15,852          16,288           16,288           16,760          19,952
           02/28/1999                 15,340          15,754           15,754           16,331          19,332
           03/31/1999                 15,834          16,250           16,250           16,759          20,105
           04/30/1999                 16,214          16,630           16,630           17,170          20,884
           05/31/1999                 15,873          16,271           16,271           16,866          20,391
           06/30/1999                 16,465          16,871           16,871           17,406          21,522
           07/31/1999                 16,103          16,487           16,461           17,051          20,851
           08/31/1999                 16,040          16,422           16,397           16,996          20,747
           09/30/1999                 15,840          16,215           16,189           16,796          20,179
           10/31/1999                 16,472          16,850           16,824           17,459          21,456
           11/30/1999                 16,623          16,991           16,967           17,671          21,892
           12/31/1999                 17,165          17,543           17,518           18,261          23,181
           01/31/2000                 16,424          16,771           16,745           17,687          22,017
           02/29/2000                 16,289          16,634           16,608           17,572          21,600
           03/31/2000                 17,314          17,650           17,628           18,696          23,713
           04/30/2000                 16,919          17,248           17,212           18,337          22,999
           05/31/2000                 16,811          17,110           17,086           18,108          22,527
           06/30/2000                 17,046          17,363           17,325           18,526          23,083
           07/31/2000                 16,990          17,292           17,268           18,420          22,722
           08/31/2000                 17,785          18,060           18,037           19,213          24,133
           09/30/2000                 17,155          17,413           17,393           18,653          22,859
           10/31/2000                 17,142          17,385           17,365           18,655          22,762
           11/30/2000                 16,622          16,857           16,821           17,894          20,968
           12/31/2000                 16,818          17,050           17,017           18,079          21,070
           01/31/2001                 17,271          17,494           17,476           18,583          21,818
           02/28/2001                 16,426          16,621           16,602           17,631          19,828
           03/31/2001                 15,828          16,013           15,986           16,996          18,572
           04/30/2001                 16,466          16,643           16,634           17,760          20,016
           05/31/2001                 16,588          16,752           16,742           17,874          20,150
           06/30/2001                 16,382          16,530           16,521           17,640          19,659
           07/31/2001                 16,520          16,654           16,645           17,694          19,466
           08/31/2001                 15,970          16,083           16,072           17,110          18,247
           09/30/2001                 15,291          15,293           15,384           16,361          16,774

--------------------------------------------------------------------------------
The Strategic Balanced Fund seeks to provide broad exposure to both equity and fixed income classes. The Fund's equity exposure is achieved by investment in the PIMCO StocksPLUS Fund and the fixed income exposure is obtained by investment in the PIMCO Total Return Fund. Allocation decisions are based on PIMCO's consensus economic forecasts of business cycle phases.

Past performance is no guarantee of future results. The Portfolio's investment performance depends on how its assets are allocated and reallocated among particular underlying Funds. The portfolio's allocation among the underlying Funds will vary, the investment may be subject to any and all of the following risks at different times and to different degrees. See page 42 for Footnotes, which include additional details.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 37

AN INTERMEDIATE DURATION BOND FUND

Total Return Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Intermediate maturity fixed income securities.

DURATION RANGE:
3-6 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$48.4 billion

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund solidly outperformed the LBAG in the past year.

For the six-month period ended September 30, 2001, PIMCO Total Return Class A shares returned 5.97%, outperforming the Lehman Brothers Aggregate Bond Index
(LBAG), which returned 5.20% over the same time period. For the last twelve months, the Fund has also delivered superior performance versus its benchmark, returning 13.85%, compared to 12.95% for the LBAG.

Aggressive Fed, deteriorating economy, flight to quality fueled bond returns.

The U.S economy slowed significantly over the last six months, despite a supportive Federal Reserve, which lowered short-term rates by four percentage points since the beginning of the year. Eroding profits, mounting layoffs and lower consumer confidence all contributed to the weakening of the economy and were exacerbated by the terrorist attacks on September 11th. High quality assets, such as Treasuries and mortgages, outperformed other fixed income assets--as well as stocks--as investors sought safety amid the turmoil.

Short-term focus drove returns.

The Fund's overweight position in short-maturity securities significantly enhanced returns during the six-month period. These yields were driven sharply lower by investor flight-to-quality in anticipation of further Fed easing. An emphasis on mortgage-backed securities also helped returns as they offered attractive yield premiums with minimal credit risk. In addition, the Fund benefited from duration positioning, taking advantage of falling yields early in the period. A modest underweight in corporate issues detracted slightly from returns as investors grew confident that growth and profits would continue to improve.

Stronger rebound could follow near-term weakness.

While our secular outlook for weaker global growth remains intact, we do anticipate that sometime next year economic growth could rebound sharply due to the convergence of aggressive monetary easing and increased fiscal stimulus. In the near-term however, the risks remain weighted towards continued economic weakness. As a result, we intend to maintain our focus on high-quality issues. We expect to maintain duration at or near the benchmark as we feel that U.S. bonds, especially short-term bonds, are fully valued after the strong rally in September. Renewed confidence and risk taking among consumers and businesses will be vital for a recovery to take place. We will be closely watching these trends as indicators of a recovery, and will look to build positions in credit-sensitive sectors as a turning point becomes evident.

38 PIMCO Funds Semi-Annual Report | 9.30.01

Total Return Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                          1 year     3 year     5 year     10 year     Inception
                                                                                                       (5/11/87)
PIMCO Total Return Fund A Shares                          13.85%     6.50%      8.39%       8.30%        8.94%
PIMCO Total Return Fund A Shares (adjusted)                8.73%     4.88%      7.40%       7.80%        8.59%
PIMCO Total Return Fund B Shares                          13.01%     5.71%      7.59%       7.76%        8.55%
PIMCO Total Return Fund B Shares (adjusted)                8.01%     4.82%      7.29%       7.76%        8.55%
PIMCO Total Return Fund C Shares (adjusted)               12.00%     5.71%      7.60%       7.52%        8.14%
Lipper Intermediate Investment Grade Debt Fund Avg.       11.71%     5.44%      7.06%       7.31%          --
Lehman Bros. Aggregate Bond Index                         12.95%     6.39%      8.06%       7.76%          --

MATURITY PROFILE

   Less than 1 year                      16%
   1-5 years                             59%
   5-10 years                             5%
   10-20 years                            9%
   20-30 years                           11%
   Duration                        4.4 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities          54.4%
   Corporate Bonds & Notes             24.5%
   Short-Term Instruments               6.9%
   U.S. Treasury Obligations            5.4%
   Other                                8.8%

QUALITY BREAKDOWN

   AAA                                 72.1%
   AA                                   4.9%
   A                                   15.3%
   BBB                                  6.1%
   BB                                   1.6%

CHANGE IN VALUE         For periods ended 9/30/01

                                    [CHART]

                                                                                                 Lehman Bros.
                                         PIMCO               PIMCO               PIMCO             Agg. Bond
              Month                 Total Return A      Total Return B      Total Return C          Index
              =====                 ==============      ==============      ==============       ============
           05/31/1987                    9,550              10,000              10,000              10,000
           06/30/1987                    9,668              10,117              10,117              10,138
           07/31/1987                    9,641              10,082              10,082              10,130
           08/31/1987                    9,615              10,048              10,048              10,076
           09/30/1987                    9,371               9,787               9,787               9,861
           10/31/1987                    9,666              10,089              10,089              10,212
           11/30/1987                    9,733              10,152              10,152              10,294
           12/31/1987                    9,818              10,233              10,233              10,434
           01/31/1988                   10,215              10,642              10,642              10,801
           02/29/1988                   10,329              10,753              10,753              10,929
           03/31/1988                   10,233              10,646              10,646              10,827
           04/30/1988                   10,176              10,581              10,581              10,768
           05/31/1988                   10,122              10,518              10,518              10,696
           06/30/1988                   10,360              10,759              10,759              10,954
           07/31/1988                   10,343              10,735              10,735              10,897
           08/31/1988                   10,388              10,775              10,775              10,925
           09/30/1988                   10,581              10,969              10,969              11,172
           10/31/1988                   10,744              11,132              11,132              11,383
           11/30/1988                   10,644              11,021              11,021              11,244
           12/31/1988                   10,688              11,059              11,059              11,257
           01/31/1989                   10,816              11,184              11,184              11,419
           02/28/1989                   10,744              11,102              11,102              11,336
           03/31/1989                   10,790              11,143              11,143              11,385
           04/30/1989                   11,027              11,382              11,382              11,624
           05/31/1989                   11,291              11,647              11,647              11,929
           06/30/1989                   11,667              12,028              12,028              12,292
           07/31/1989                   11,910              12,271              12,271              12,554
           08/31/1989                   11,700              12,047              12,047              12,368
           09/30/1989                   11,754              12,096              12,096              12,431
           10/31/1989                   12,031              12,374              12,374              12,737
           11/30/1989                   12,132              12,470              12,470              12,858
           12/31/1989                   12,152              12,483              12,483              12,893
           01/31/1990                   11,944              12,262              12,262              12,740
           02/28/1990                   11,971              12,283              12,283              12,781
           03/31/1990                   11,957              12,261              12,261              12,790
           04/30/1990                   11,784              12,074              12,074              12,673
           05/31/1990                   12,165              12,457              12,457              13,048
           06/30/1990                   12,366              12,655              12,655              13,258
           07/31/1990                   12,563              12,847              12,847              13,441
           08/31/1990                   12,361              12,632              12,632              13,261
           09/30/1990                   12,368              12,632              12,632              13,371
           10/31/1990                   12,535              12,793              12,793              13,541
           11/30/1990                   12,846              13,103              13,103              13,832
           12/31/1990                   13,067              13,320              13,320              14,048
           01/31/1991                   13,192              13,440              13,440              14,222
           02/28/1991                   13,372              13,615              13,615              14,343
           03/31/1991                   13,536              13,774              13,774              14,442
           04/30/1991                   13,753              13,986              13,986              14,598
           05/31/1991                   13,850              14,077              14,077              14,684
           06/30/1991                   13,867              14,086              14,086              14,676
           07/31/1991                   14,061              14,275              14,275              14,880
           08/31/1991                   14,436              14,647              14,647              15,202
           09/30/1991                   14,773              14,980              14,980              15,510
           10/31/1991                   14,919              15,119              15,119              15,682
           11/30/1991                   15,043              15,235              15,235              15,826
           12/31/1991                   15,550              15,740              15,740              16,296
           01/31/1992                   15,418              15,596              15,596              16,074
           02/29/1992                   15,547              15,720              15,720              16,179
           03/31/1992                   15,482              15,644              15,644              16,088
           04/30/1992                   15,558              15,711              15,711              16,204
           05/31/1992                   15,874              16,021              16,021              16,510
           06/30/1992                   16,069              16,210              16,210              16,737
           07/31/1992                   16,456              16,591              16,591              17,078
           08/31/1992                   16,591              16,717              16,717              17,251
           09/30/1992                   16,848              16,966              16,966              17,456
           10/31/1992                   16,695              16,802              16,802              17,224
           11/30/1992                   16,703              16,800              16,800              17,228
           12/31/1992                   16,990              17,079              17,079              17,502
           01/31/1993                   17,298              17,378              17,378              17,838
           02/28/1993                   17,677              17,749              17,749              18,150
           03/31/1993                   17,772              17,836              17,836              18,226
           04/30/1993                   17,922              17,976              17,976              18,353
           05/31/1993                   17,957              18,001              18,001              18,376
           06/30/1993                   18,342              18,375              18,375              18,709
           07/31/1993                   18,448              18,471              18,471              18,815
           08/31/1993                   18,861              18,873              18,873              19,145
           09/30/1993                   18,931              18,934              18,934              19,197
           10/31/1993                   19,060              19,051              19,051              19,269
           11/30/1993                   18,886              18,868              18,868              19,105
           12/31/1993                   19,038              19,008              19,008              19,209
           01/31/1994                   19,262              19,221              19,221              19,468
           02/28/1994                   18,912              18,861              18,861              19,130
           03/31/1994                   18,505              18,444              18,444              18,658
           04/30/1994                   18,316              18,245              18,245              18,509
           05/31/1994                   18,223              18,141              18,141              18,507
           06/30/1994                   18,148              18,067              18,056              18,466
           07/31/1994                   18,513              18,430              18,408              18,832
           08/31/1994                   18,559              18,476              18,443              18,856
           09/30/1994                   18,318              18,236              18,192              18,578
           10/31/1994                   18,289              18,207              18,152              18,562
           11/30/1994                   18,283              18,201              18,136              18,521
           12/31/1994                   18,270              18,189              18,111              18,648
           01/31/1995                   18,590              18,507              18,417              19,017
           02/28/1995                   19,019              18,934              18,831              19,470
           03/31/1995                   19,193              19,107              18,991              19,589
           04/30/1995                   19,523              19,435              19,306              19,863
           05/31/1995                   20,134              20,044              19,897              20,631
           06/30/1995                   20,114              20,024              19,865              20,783
           07/31/1995                   20,118              20,028              19,857              20,736
           08/31/1995                   20,419              20,328              20,143              20,986
           09/30/1995                   20,668              20,576              20,377              21,191
           10/31/1995                   20,974              20,881              20,666              21,466
           11/30/1995                   21,421              21,325              21,094              21,788
           12/31/1995                   21,781              21,684              21,436              22,094
           01/31/1996                   21,951              21,853              21,590              22,240
           02/29/1996                   21,409              21,313              21,044              21,854
           03/31/1996                   21,235              21,140              20,861              21,702
           04/30/1996                   21,140              21,045              20,754              21,580
           05/31/1996                   21,074              20,980              20,678              21,536
           06/30/1996                   21,403              21,307              20,988              21,825
           07/31/1996                   21,450              21,354              21,021              21,885
           08/31/1996                   21,424              21,328              20,981              21,848
           09/30/1996                   21,908              21,810              21,443              22,229
           10/31/1996                   22,469              22,369              21,979              22,721
           11/30/1996                   22,993              22,890              22,478              23,111
           12/31/1996                   22,699              22,597              22,177              22,896
           01/31/1997                   22,771              22,669              22,241              22,966
           02/28/1997                   22,814              22,712              22,270              23,023
           03/31/1997                   22,532              22,431              21,980              22,768
           04/30/1997                   22,930              22,828              22,354              23,109
           05/31/1997                   23,157              23,054              22,560              23,327
           06/30/1997                   23,421              23,317              22,803              23,604
           07/31/1997                   24,068              23,960              23,417              24,240
           08/31/1997                   23,851              23,745              23,190              24,034
           09/30/1997                   24,230              24,122              23,545              24,388
           10/31/1997                   24,512              24,402              23,801              24,742
           11/30/1997                   24,614              24,504              23,889              24,856
           12/31/1997                   24,893              24,781              24,142              25,106
           01/31/1998                   25,268              25,155              24,493              25,428
           02/28/1998                   25,190              25,077              24,402              25,408
           03/31/1998                   25,266              25,153              24,460              25,497
           04/30/1998                   25,354              25,241              24,534              25,630
           05/31/1998                   25,641              25,526              24,794              25,873
           06/30/1998                   25,882              25,766              25,012              26,092
           07/31/1998                   25,957              25,841              25,070              26,148
           08/31/1998                   26,359              26,241              25,443              26,573
           09/30/1998                   27,139              27,018              26,181              27,196
           10/31/1998                   26,949              26,829              25,979              27,052
           11/30/1998                   27,041              26,920              26,052              27,205
           12/31/1998                   27,195              27,073              26,182              27,287
           01/31/1999                   27,347              27,225              26,316              27,482
           02/28/1999                   26,833              26,713              25,808              27,002
           03/31/1999                   27,053              26,932              26,004              27,152
           04/30/1999                   27,178              27,056              26,106              27,238
           05/31/1999                   26,873              26,753              25,798              26,999
           06/30/1999                   26,820              26,700              25,730              26,913
           07/31/1999                   26,710              26,590              25,607              26,799
           08/31/1999                   26,723              26,603              25,602              26,785
           09/30/1999                   27,012              26,891              25,863              27,096
           10/31/1999                   27,093              26,971              25,925              27,196
           11/30/1999                   27,147              27,025              25,961              27,194
           12/31/1999                   26,995              26,874              25,798              27,063
           01/31/2000                   26,846              26,726              25,640              26,974
           02/29/2000                   27,166              27,044              25,930              27,300
           03/31/2000                   27,557              27,434              26,285              27,660
           04/30/2000                   27,472              27,349              26,188              27,581
           05/31/2000                   27,458              27,335              26,157              27,568
           06/30/2000                   28,029              27,904              26,682              28,142
           07/31/2000                   28,276              28,149              26,901              28,397
           08/31/2000                   28,711              28,583              27,297              28,809
           09/30/2000                   28,800              28,671              27,365              28,990
           10/31/2000                   28,973              28,843              27,510              29,182
           11/30/2000                   29,529              29,397              28,022              29,659
           12/31/2000                   30,120              29,985              28,563              30,209
           01/31/2001                   30,547              30,411              28,951              30,703
           02/28/2001                   30,831              30,694              29,203              30,971
           03/31/2001                   30,942              30,804              29,290              31,126
           04/30/2001                   30,645              30,508              28,992              30,997
           05/31/2001                   30,753              30,615              29,073              31,184
           06/30/2001                   30,826              30,689              29,125              31,302
           07/31/2001                   31,884              31,741              30,104              32,001
           08/31/2001                   32,266              32,122              30,444              32,368
           09/30/2001                   32,792              32,646              30,922              32,745

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO investment professionals develop a 3- to 5-year outlook for the global economy and interest rates. Quarterly meetings are then held to forecast specific influencing factors, including interest rate volatility, yield curve movements and credit trends. Taken together, these sessions set the basic portfolio parameters. Bottom-up strategies are then meshed with the top-down strategies to create value.

Past performance is no guarantee of future results. The fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. Investments in high yield, lower rated securities generally involves greater risk to principal than investment in higher rated securities. Mortgage-backed securities may be sensitive to changes in prevailing interest rates, when they rise the value generally declines. There is no assurance that the private guarantors or insurers will meet their obligations. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 39

A MORTGAGE-BACKED BOND FUND

Total Return Mortgage Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily mortgage-backed securities of intermediate maturities.

DURATION RANGE:
2-6 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$46.0 million

PORTFOLIO MANAGER:
Scott Simon

[PHOTO]
Scott Simon
Fund Manager

An acclaimed expert in his field, Mr. Simon is head of mortgage securities at PIMCO and is a senior member of its portfolio management and investment strategy groups. He has 18 years of investment experience.

Fund returned 13.53% in the past year, ahead of its index and peers.

PIMCO Total Return Mortgage Fund Class A shares outpaced its benchmark over the past six months, returning 5.83% compared to 5.27% for the Lehman Brothers Mortgage Index. In addition, the Fund solidly outperformed its Lipper category average, which returned 4.95% for the same time period. The Fund's Class A 13.53% gain for the one-year period also remained ahead of the index and average, which returned 12.34% and 11.72%, respectively.

High-quality sectors rallied amid a weakening economic outlook.

The economy slowed significantly over the past six months as layoffs mounted, corporate profits deteriorated, and confidence fell. The September 11 attacks magnified these trends, heightening economic uncertainty and fueling a flight to quality in the financial markets. In response, the Fed injected liquidity into the markets, slashing interest rates to their lowest levels since the early 1960s. High-quality assets rallied in this environment. Treasury and mortgage yields fell sharply as investors sought the high credit quality and safety offered by these sectors.

Security selection contributed strongly to outperformance.

The Fund benefited from the overall strength in the mortgage sector in the past six months. Yet we attribute its outperformance to a number of successful management strategies. Broader-than-index security selection enhanced returns, particularly exposure to CMOs, which augmented portfolio yield while providing prepayment protection, and Fannie Mae/Freddie Mac issues, which outperformed Ginnie Maes. The Fund's modest holdings of asset-backed securities also performed well as their stable cash flows sparked investor demand. Finally, agency debt issues added value as these securities were not subject to refinancing risk and enjoyed positive price performance.

Outlook for mortgages remains favorable.

After weighing the impact of the September 11 attacks, PIMCO is maintaining its secular outlook for weak global growth. However, we now foresee a sharper, V-shaped U.S. recovery. Near-term economic contraction should be followed by a strong snapback later next year as increased fiscal and monetary stimulus takes effect. Given this environment, mortgages should remain solid performers, as investors will likely continue to find their attractive yields and high credit quality appealing. Moving forward, we will look to protect the portfolio from potential refinancing activity and rising interest rates, largely through security selection.

40 PIMCO Funds Semi-Annual Report | 9.30.01

Total Return Mortgage Fund

AVERAGE ANNUAL TOTAL RETURN  For periods ended 9/30/01

                                                                   1 year    3 year     5 year      10 year    Inception
                                                                                                               (7/31/97)
PIMCO Total Return Mortgage Fund A Shares                          13.53%    7.60%         --           --       8.22%
PIMCO Total Return Mortgage Fund A Shares (adjusted)                8.42%    5.97%         --           --       7.04%
PIMCO Total Return Mortgage Fund B Shares                          12.65%    6.79%         --           --       7.41%
PIMCO Total Return Mortgage Fund B Shares (adjusted)                7.65%    5.90%         --           --       7.03%
PIMCO Total Return Mortgage Fund C Shares (adjusted)               11.64%    6.79%         --           --       7.41%
Lipper U.S. Mortgage Fund Avg.                                     11.72%    6.32%         --           --      --
Lehman Brothers Mortgage Index                                     12.34%    7.27%         --           --      --

MATURITY PROFILE

   Less than 1 year                               33%
   1-5 years                                      64%
   5-10 years                                      2%
   10-20 years                                     1%
   Duration                                 2.1 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities                   80.1%
   Short-Term Instruments                       17.5%
   Other                                         2.4%

QUALITY BREAKDOWN

   AAA                                          96.1%
   AA                                            3.9%


CHANGE IN VALUE For periods ended 9/30/01

                                  [CHART]

                                  PIMCO                    PIMCO                  PIMCO             Lehman Bros.
                            Total Return Mort.      Total Return Mort.      Total Return Mort.        Mortgage
          Month                   Fund A                  Fund B                  Fund C               Index
----------------------------------------------------------------------------------------------------------------
       07/31/1997                 9,550                   10,000                  10,000                10,000
       08/31/1997                 9,557                   10,000                  10,000                 9,976
       09/30/1997                 9,705                   10,149                  10,149                10,103
       10/31/1997                 9,847                   10,290                  10,290                10,215
       11/30/1997                 9,890                   10,329                  10,329                10,248
       12/31/1997                10,004                   10,442                  10,442                10,342
       01/31/1998                10,111                   10,547                  10,547                10,445
       02/28/1998                10,127                   10,559                  10,559                10,467
       03/31/1998                10,162                   10,588                  10,588                10,511
       04/30/1998                10,228                   10,651                  10,651                10,570
       05/31/1998                10,314                   10,733                  10,733                10,641
       06/30/1998                10,379                   10,794                  10,794                10,691
       07/31/1998                10,418                   10,828                  10,828                10,746
       08/31/1998                10,541                   10,949                  10,949                10,843
       09/30/1998                10,656                   11,063                  11,063                10,974
       10/31/1998                10,612                   11,010                  11,010                10,960
       11/30/1998                10,656                   11,049                  11,049                11,015
       12/31/1998                10,684                   11,070                  11,070                11,061
       01/31/1999                10,747                   11,128                  11,128                11,140
       02/28/1999                10,688                   11,061                  11,061                11,096
       03/31/1999                10,755                   11,124                  11,124                11,170
       04/30/1999                10,806                   11,170                  11,170                11,222
       05/31/1999                10,744                   11,099                  11,099                11,159
       06/30/1999                10,730                   11,078                  11,078                11,120
       07/31/1999                10,688                   11,028                  11,028                11,045
       08/31/1999                10,680                   11,013                  11,013                11,044
       09/30/1999                10,824                   11,155                  11,155                11,223
       10/31/1999                10,874                   11,200                  11,200                11,288
       11/30/1999                10,924                   11,244                  11,244                11,294
       12/31/1999                10,899                   11,211                  11,211                11,267
       01/31/2000                10,825                   11,128                  11,128                11,169
       02/29/2000                10,986                   11,287                  11,287                11,298
       03/31/2000                11,131                   11,428                  11,428                11,422
       04/30/2000                11,090                   11,379                  11,379                11,430
       05/31/2000                11,082                   11,363                  11,363                11,435
       06/30/2000                11,286                   11,565                  11,565                11,680
       07/31/2000                11,394                   11,669                  11,669                11,755
       08/31/2000                11,578                   11,851                  11,851                11,933
       09/30/2000                11,691                   11,960                  11,960                12,056
       10/31/2000                11,769                   12,033                  12,032                12,143
       11/30/2000                11,957                   12,216                  12,215                12,326
       12/31/2000                12,181                   12,438                  12,437                12,524
       01/31/2001                12,369                   12,623                  12,621                12,719
       02/28/2001                12,484                   12,729                  12,729                12,792
       03/31/2001                12,543                   12,779                  12,778                12,866
       04/30/2001                12,535                   12,764                  12,763                12,884
       05/31/2001                12,655                   12,878                  12,876                12,970
       06/30/2001                12,695                   12,910                  12,909                12,997
       07/31/2001                12,974                   13,186                  13,185                13,228
       08/31/2001                13,088                   13,293                  13,292                13,345
       09/30/2001                13,274                   13,273                  13,472                13,545

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then seeks to add value primarily through interest rate strategies and by exploiting many areas of the mortgage market. PIMCO's advanced proprietary analytics are critical to issue selection and risk management.

Past performance is no guarantee of future results. This Fund concentrates on investments in mortgage securities, which may entail greater risk than a fully diversified fund. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, securities less than AAA ratings but not lower than BBB ratings and may invest in derivative instruments. See page 42 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 41

Footnotes

A few footnotes and definitions are needed for a complete understanding of the performance figures.

Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Emerging Markets Bond, Global Bond II & Real Return Bond Fund Instl. shares and retail shares commenced operations on the same day but for the rest of the PIMS Funds the returns represent the blended performance of the Fund's retail shares (Class A, B or C) and the prior performance of the Fund's Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered in January 1997 for the PIMS Funds except CA Int. Muni Bond A on 10/99, CA Muni A on 7/00, Convertible A on 5/99, Emerging Markets A on 7/97, Global II A on 10/95, GNMA A on 11/00, Municipal Bond A on 9/98, NY Muni Bond A on 10/99, Strategic Balanced A on 5/99 and Total Return Mortgage A on 7/00. Returns for Class A shares adjusted include the effect of the 4.5% maximum initial sales charge for the PIMS Funds except for CA Intermediate Municipal, CA Municipal, Low Duration, Municipal, NY Municipal, Real Return & StocksPLUS are all 3% and Short-Term Bond Fund is 2%, respectively. Returns for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. Returns are for Class C shares. Returns for Class C shares have a 1% CDSC, which may apply in the first year of ownership.

The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. Duration is a measure of the Fund's price sensitivity expressed in years. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with class A shares. Money market funds are neither insured nor guaranteed by FDIC or any other government agency and there can be no assurance that any money market fund will be able to maintain a net asset value of $1.00 per share. Savings accounts & CDs are guaranteed as to repayment of principal and interest by an agency of the U.S. government. However, the investment return and principal value of bonds and bond funds will fluctuate. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

Lehman CA Intermediate Index is an unmanaged index comprised of California Municipal Bond issues with a maturity range of 5-10 Years. Lehman CA Insured Muni. is an unmanaged index comprised of insured California Municipal Bond Issues. First Boston Convertible Bond Index is an unmanaged market index comprised of convertible bonds. J.P. Morgan Emerging Markets Bond Index tracks total returns for Brady Bonds. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Nigeria, Panama, Peru, Poland and Venezuela. J.P. Morgan Non-U.S. (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. J.P. Morgan Global (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. Lehman Intermediate BB U.S. High Yield is an unmanaged market index comprised of various fixed income securities rated BB. Lehman Long-Term Treasury is an unmanaged index comprised of various fixed income maturities greater than 10 years. Merrill Lynch 1-3 Yr. Treasury is an unmanaged market index made up of U.S. Treasury issues with maturities from 1-3 years. Salomon 3-month T-Bill is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. Lehman General Municipal is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one-year. Lehman NY Insured Muni is an unmanaged index comprised of insured New York Municipal Bond issues. Lehman Inflation Linked Treasury is an unmanaged market index comprised of all U.S. Inflation Linked Treasuries. S&P 500 Index is an unmanaged market index generally considered to be representative of the stock market as a whole. 60% S&P/ 40% LBAG is an unmanaged index comprised of 60% of the return of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index. Lehman Aggregate Bond is an unmanaged market index representative of the U.S. Taxable fixed income universe. Lehman Mortgage is an unmanaged market index representing fixed rate mortgage issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in an unmanaged index.

The funds also offer other share classes, which are subject to different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information regarding such classes may be obtained by calling 1-888-87-PIMCO. For additional details on the Funds, contact your financial advisor to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcofunds.com, 1-888-87-PIMCO.

An investment in a (the) Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a (the) Fund.

42 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Schedule of Investments A, B and C Classes
California Intermediate Municipal Bond Fund
September 30, 2001 (Unaudited)
                                               Principal
                                                  Amount      Value
                                                  (000s)     (000s)
-------------------------------------------------------------------
  MUNICIPAL BONDS & NOTES 101.3%

California 66.7%
A B C California Unified School District
General Obligation
Bonds, (FGIC Insured), Series 2001
0.000%  due 08/01/2030                         $   1,850     $  397
0.000%  due 08/01/2031                             1,285        262
0.000%  due 08/01/2032                             1,965        378
0.000%  due 08/01/2033                             1,670        304
0.000%  due 08/01/2034                             1,755        302

Alameda, California Harbor Bay Business Park
Assessment Revenue Bonds, Series 1998
5.500%  due 09/02/2012                             3,500      3,572

Anaheim, California Public Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1999
4.625%  due 10/01/2027                               150        160

Antioch, California Public Financing Authority
Reassessment Revenue Bonds, Series 1998-B
5.500%  due 09/02/2008                               490        506

Bay Area, California Toll Bridge Authority
Revenue Bonds, (AMBAC Insured), Series 2001
2.600%  due 04/01/2036 (d)                         1,300      1,300

California Educational Facilities Authority
Revenue Bonds, Series 1997-A
5.700%  due 10/01/2015                               135        149

California Health Facilities Financing
Authority Revenue Bonds, (CA MTG Insured),
Series 2000
5.000%  due 09/01/2010                               350        376

California Health Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 1998
2.550%  due 09/01/2028 (d)                         1,700      1,700

California Housing Finance Agency Revenue Bonds,
(Gov of Agy Insured), Series 2000
2.400%  due 02/01/2031 (d)                           700        700

California Housing Financial Agency Revenue Bonds,
(AMBAC FHA Insured), Series 1996
5.950%  due 02/01/2011                               100        108

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500%  due 08/01/2003                               150        153

California State Department Veteran Affairs Home
Revenue Bonds, Series 2000-B
4.900%  due 12/01/2005                               500        505

California State General Obligation Bonds,
(FGIC Insured),
Series 1997 5.000% due 10/01/2004                    325        347

California State General Obligation Bonds,
(MBIA Insured), Series 1991
6.600%  due 02/01/2011                             1,000      1,204

California State General Obligation
Bonds, (MBIA Insured),
Series 1992 7.500% due 10/01/2007                    400        486

California State General Obligation
Bonds, Series 1991
6.500%  due 09/01/2010                             1,730      2,054

California State General Obligation
Bonds, Series 1997-BL
5.300%  due 12/01/2012                               400        419

California State General Obligation
Bonds, Series 2000
5.250%  due 03/01/2005                               100        107
5.250%  due 03/01/2013                               300        323
5.000%  due 03/01/2009                               750        807

California State Public Works Board Lease Revenue
Bonds, Series 1994-A
6.375% due 11/01/2014                                500       566

California Statewide Communities Development
Authority Apartment Development Revenue Bonds,
Series 1998-A-3 5.100% due 05/15/2025              2,000      2,048

California Statewide Communities Development
Authority Certificates of Participation Bonds,
Series 1994
6.500% due 07/01/2015                              1,000      1,124

Capistrano, California Unified School
District Community Facilities Special Tax Bonds,
Series 1997
7.100% due 09/01/2021                              2,000      2,401

Capistrano, California Unified School
District Community Facilities Special Tax Bonds,
Series 1999
5.700% due 09/01/2020                              1,500      1,500

Chico, California Public Financing Authority
Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011                                485        514

Chula Vista, California Special Tax Bonds,
Series 2000-1
6.350% due 09/01/2017                                230        239
6.400% due 09/01/2018                                120        124

Corona, California Community Facilities
District Special Tax Bonds, Series 1998
5.875% due 09/01/2023                              1,000      1,010

East Bay, California Municipal Utility
District Wastewater Treatment System
Revenue Bonds, (AMBAC Insured), Series 1993
7.970% due 06/01/2020 (d)                          6,000      6,570
7.870% due 06/01/2013 (d)                          3,450      3,809

Evergreen, California School District
General Obligation Bonds, (FGIC Insured),
Series 2000-C
10.000% due 09/01/2005                               465        582
10.000% due 09/01/2006                               380        494

Foothill Eastern Transportation Corridor Agency
California Toll Road Revenue Bonds,
(MBIA-IBC Insured),
Series 1999 5.875% due 01/15/2027                  2,500      1,706

Foothill Eastern Transportation Corridor
Agency California Toll Road Revenue Bonds,
Series 1995
0.000% due 01/01/2026                              1,000        284

Fresno, California Special Tax Bonds, Series
1998
4.750% due 09/01/2005                                935        940

Irvine, California Improvement Bond Act 1915
Special Assessment Revenue Bonds, (Canadian
Imperial BankInsured),
Series 1994 2.500% due 09/02/2020 (d)              1,000      1,000

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995
6.500% due 05/15/2005                                220        245

Long Beach, California Harbor Revenue Bonds,
Series 1993
4.700% due 05/15/2004                                150        157

Los Altos, California School District
General Obligation
Bonds, Series 2001 5.000% due 08/01/2016             200        208

Los Angeles County, California Transportation
Commission Certificates of Participation Bonds,
Series 1992-B
6.250% due 07/01/2004                                500        525

Los Angeles, California Community Redevelopment
Agency Certificates of Participation Bonds,
Series 1984
7.550% due 11/01/2008                                390        433

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 43

California Intermediate Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                    Principal
                                                       Amount      Value
                                                       (000s)     (000s)
------------------------------------------------------------------------
Los Angeles, California State Building Authority
Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007                                 $   150    $   159

Los Angeles, California Unified School
District General Obligation Bonds, (MBIA Insured),
Series 1999-C
4.750% due 07/01/2010                                      30         32

Metropolitan Water District Southern California
General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                     150        178

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.050% due 10/30/2020 (d)                                 600        694

Murrieta Valley, California Unified School
District Special Tax Bonds, (Keybank N.A. Insured),
Series 2001
6.350% due 09/01/2025                                     580        592
6.400% due 09/01/2031                                     700        708

Orange County, California Community Facilities
District Special Tax Bonds, Series 2000
5.600% due 08/15/2011                                     455        461
5.700% due 08/15/2012                                     485        490
5.800% due 08/15/2013                                     600        605
6.200% due 08/15/2018                                   1,025      1,039

Orange County, California Local Transportation
Authority Sales Tax Revenue Bonds, (AMBAC-TCRS
Insured),
Series 1992 6.200% due 02/14/2011                       3,250      3,835

Orange County, California Revenue Bonds,
(MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                     1,000      1,159

Oxnard, California Improvement Bond Act 1915 Special
Assessment Bonds, Series 1997
5.500% due 09/02/2004                                   1,190      1,221

Pacific Housing & Finance Agency, California Revenue
Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                                     250        260

Pioneers Memorial Healthcare District, California
General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                   1,000      1,015

Port of Oakland, California Revenue Bonds,
(FGIC Insured),
Series 2000 5.500% due 11/01/2009                         500        556

Rancho, California Water District Financing Authority
Revenue Bonds, (FGIC Insured), Series 1995
5.875% due 11/01/2010                                     900        985

Redding, California Electric System Revenue
Certificates of Participation, (FGIC Insured),
Series 1993
5.684% due 06/28/2019                                     500        518

Riverside County, California Asset Leasing Corp.
Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                     250        276

Sacramento County, California Sanitation District
Financing Authority Revenue Bonds, Series 2000-A
4.900% due 12/01/2007                                   1,000      1,087
5.100% due 12/01/2009                                   1,000      1,101
5.100% due 12/01/2010                                   1,000      1,099

Sacramento, California Municipal Utility District
Revenue Bonds, Series 1983-M
9.000% due 04/01/2013                                     960      1,282

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(FGIC Insured),
Series 1996-12-A 5.625% due 05/01/2005                    400        434

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(FSA Insured), Series 1998-16A
5.500% due 05/01/2015                                     300        316

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(MBIA Insured), Series 1996-14A
8.000% due 05/01/2005                                     500        581

San Jose, California Multifamily Housing Revenue Bonds,
(Bay View Bank & Federal Home Loan Bank Insured),
Series 1999 4.950% due 06/01/2039                       1,000      1,051

San Jose, California Redevelopment Agency
Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                     600        697

San Pablo, California Redevelopment Agency
Revenue Bonds, Series 1979
8.000% due 10/01/2011                                     135        161

Santa Margarita/Dana Point Authority, California
Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                     150        177

South Tahoe, California Joint Powers
Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                     150        156

Stockton, California Certificates of Participation,
Series 1999
4.750% due 08/01/2006                                     120        128

Tustin, California Import Bridge Act 1915 Special
Assessment Bond, (LOC- KBC Bank Insured), Series 1996
2.500% due 09/02/2013                                     200        200

West Sacramento California Import Bridge Act 1915,
Series 1998 4.800% due 09/02/2002                       1,160      1,177
                                                                 -------
                                                                  67,528
                                                                 =======
Illinois 1.6%
Illinois Educational Facilities Authority Revenue
Bonds,
Series 1993 8.320% due 07/01/2012 (d)                   1,400      1,569
                                                                 -------
New Hampshire 2.7%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014                                   2,690      2,784
                                                                 -------
Puerto Rico 25.5%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 5.750% due 07/01/2020                       4,715      5,034

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series
1985-A
9.000% due 07/01/2009                                   4,330      5,119

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995
5.200% due 07/01/2006                                     410        446

Puerto Rico Commonwealth Highway & Transportation
Authority Highway Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                     500        525
5.350% due 07/01/2005                                   5,000      5,254

Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010                                     150        164

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
9.178% due 07/01/2023 (d)                               3,000      3,255

44 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Puerto Rico Electric Power Authority
Revenue Bonds,
Series 1995-X 6.125% due 07/01/2021         $     500   $        570

Puerto Rico Industrial Tourist Educational,
Medical & Environmental Control Facilities
Revenue Bonds, Series 2000
5.300% due 11/15/2005                             250            267

Puerto Rico Industrial Tourist
Environmental Central Facilities Revenue Bonds,
Series 2000
5.300% due 11/15/2004                             150            159

Puerto Rico Municipal Finance Agency General
Obligation Bonds, (FSA Insured), Series 1999-A
5.000% due 08/01/2004                           1,000          1,066

Puerto Rico Public Finance Corp. Revenue
Bonds, (AMBAC Insured), Series 1998-A
5.000% due 06/01/2007                             500            543

University of Puerto Rico Revenue Bonds, (MBIA
Insured),
Series 1995 6.250% due 06/01/2006               3,000          3,413
                                                             -------
                                                              25,815
                                                             =======
Virgin Islands 4.8%
Virgin Islands Public Finance Authority
Revenue Bonds,
Series 1998-C
5.500% due 10/01/2008                           3,000          3,221
5.500% due 10/01/2007                           1,500          1,614
                                                             -------
                                                               4,835
                                                             -------
Total Municipal Bonds & Notes                                102,531
(Cost $97,106)                                               =======

   SHORT-TERM INSTRUMENTS 0.4%

Commercial Paper 0.3%
Reich & Tang California Money Market
     1.660% due 10/01/2001 (b)                    348            348
                                                             -------
U.S. Treasury Bills 0.1%
     3.380% due 10/18/2001 (c)                     95             95
                                                             -------
Total Short-Term Instruments                                     443
                                                             =======
(Cost $443)

Total Investments (a) 101.7%                            $    102,974
(Cost $97,549)

Other Assets and Liabilities (Net) (1.7%)                     (1,735)
                                                             -------

Net Assets 100.0%                                       $    101,239
                                                             =======

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                          $      5,425

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax                    0
cost over value                                              -------


Unrealized appreciation-net                             $      5,425
                                                             =======

(b) Securities with an aggregate market value of $347 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                # of      Unrealized
Type                                       Contracts   (Depreciation)
--------------------------------------------------------------------
Municipal Bond (12/2001)                         44     $        (22)
U.S. Treasury 30 Year Bond (12/2001)             75             (143)
                                                             -------
                                                        $       (165)
                                                             =======

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of September 30, 2001.

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 45

PIMCO Schedule of Investments A, B and C Classes
California Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 97.6%

California 78.6%
California Housing Finance Agency Revenue Bonds,
(Gov of Agy Insured), Series 2000 2.400% due
02/01/2031 (d)                                            $     800   $     800

California Housing Finance Agency Revenue Bonds,
(Landesbank Hessen-Thrgn Insured), Series 2001
2.400% due 02/01/2033 (d)                                       800         800

California Pollution Control Financing Authority
Revenue Bonds, Series 1991 2.450% due 10/01/2011 (d)            300         300

California State Department Water Center Revenue
Bonds, Series 1993 8.375% due 12/01/2003                        150         168

California State General Obligation Bonds, (FGIC Insured)
2.650% due 09/01/2030 (d)                                       200         200

California State General Obligation Bonds, Series 2001
5.125% due 03/01/2031                                           625         630

California Statewide Communities Development
Authority Certificates of Participation Bonds,
(AMBAC Insured), Series 1995 2.500% due 07/01/2015 (d)          300         300

California Statewide Communities Development Authority
Certificates of Participation, (Bank of Scotland Insured),
Series 1998 2.500% due 11/15/2028 (d)                           300         300

California Statewide Communities Development Authority
Revenue Bonds, Series 2001 5.125% due 10/01/2030                400         396

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999 5.700% due
09/01/2020                                                      400         400

Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018                                           125         129

Corona, California Community Facilities District Special
Tax Bonds, Series 1998 5.875% due 09/01/2023                    150         152

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured), Series
1993 6.620% due 06/01/2013 (d)                                  400         442

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027                                           500         341

Irvine Ranch California Water District General Obligation
Bonds, (Helaba Insured), Series 1985 2.400% due
10/01/2009 (d)                                                  300         300

Irvine Ranch, California Water District Revenue Bonds,
(Landesbank Hessen-Thrgn Insured), Series 1985
2.500% due 10/01/2010 (d)                                       200         200

Irvine, California Improvement Bond Act of 1915 Special
Assessment Bonds, (Bank of America N.A. Insured),
Series 2000 2.450% due 09/02/2025 (d)                           200         200

Irvine, California Improvement Bond Act of 1915 Special
Assessment Bonds, (KBC Bank N.V. Insured), Series 1999
2.500% due 09/02/2024 (d)                                        91          91

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001 5.000%
due 08/01/2031                                                  200         200

Los Angeles County, California Metropolitan Transportation
Authority Sales Tax Revenue Bonds, Series 1999
4.750% due 07/01/2026                                           500         487

Los Angeles County, California Transportation Commission
Certificate of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                           500         525

Los Angeles, California Department of Water & Power
Waterworks Revenue Bonds, (MBIA Insured), Series
1994 6.375% due 07/01/2034                                      350         389

Metropolitan Water District Southern California
Revenue Bonds, Series 1993 7.267% due 10/30/2020 (d)            200         231


Murrieta Valley, California Unified School District
Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                           55           56

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series
1992 6.200% due 02/14/2011                                     750          885

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                            400          464

Orange County, California Sanitation Districts Certificates
of Participation Bonds, (AMBAC Gov of Dist Insured),
Series 1993 2.500% due 08/01/2016 (d)                          200          200


Orange County, California Sanitation Districts Certificates
of Participation Bonds, (Dexia Public Finance Bank Insured),
Series 2000 2.500% due 08/01/2004 (d)                          300          300

Orange County, California Santa Ana District Certificate
Participation Bonds, (SPA-DEXIA Public Finance Insured),
Series 2000 2.500% due 08/01/2030 (d)                          300          300

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998 5.125%
due 10/01/2024                                                 400          405

San Francisco, California City & County Airport Common
International Airport Revenue Bonds, Series 1998
4.500% due 05/01/2026                                          500          467

San Jose, California Redevelopment Agency Tax
Allocation Bonds, (MBIA Insured), Series 1993 6.000%
due 08/01/2010                                                 300          349

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 1993 5.000% due 07/01/2015            110          113

Tustin, California Import Bridge Act 1915 Special
Assessment Bonds, (KBC Bank Insured), Series 1996
2.500% due 09/02/2013 (d)                                      300          300

Western Riverside County, California Regional Wastewater
Authority Revenue Bonds, (Dexia Credit Local France Insured),
Series 1996 2.500% due 04/01/2028 (d)                          100          100
                                                                      ---------
                                                                         11,920
                                                                      =========
New Jersey 3.8%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031                       555          580
                                                                      ---------

Puerto Rico 12.3%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000 5.750% due 07/01/2020                       470          502

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                          230          272

46 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992 9.178% due 07/01/2023 (d)      $   1,000  $    1,085
                                                                     ----------
                                                                          1,859
                                                                     ==========
Virgin Islands 2.9%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                             405         435
                                                                     ----------

Total Municipal Bonds & Notes                                            14,794
                                                                     ==========
(Cost $14,252)

 U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (b)(c)                                 111         113
                                                                     ----------
Total U.S. Treasury Obligations                                             113
                                                                     ==========
(Cost $113)

 SHORT-TERM INSTRUMENTS 0.8%

Money Market Fund 0.8%
Reich & Tang California Money Market
   1.660% due 10/01/2001                                       118          118
                                                                     ----------

Total Short-Term Instruments                                                118
                                                                     ==========

(Cost $118)

Total Investments (a) 99.1%                                          $   15,025
(Cost $14,483)

Other Assets and Liabilities (Net) 0.9%                                     146
                                                                     ----------

Net Assets 100.0%                                                    $   15,171
                                                                     ==========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in
which there was an excess of value over tax cost.                   $      542

Aggregate gross unrealized depreciation for all investments in
which there was an excess of tax cost over value.                            0
                                                                     ----------

Unrealized appreciation-net                                         $       542
                                                                     ==========

(b) Securities with an aggregate market value of $113 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                    Unrealized
                                                     # of        Appreciation/
Type                                            Contracts       (Depreciation)
--------------------------------------------------------------------------------
Municipal Bond CBT (12/2001)                            5       $          (3)
U.S Treasury 30 Year Bond (12/2001)                    20                  23
                                                                -------------
                                                                $          20
                                                                =============

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2001.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-annual Report  47

PIMCO Schedule of Investments A, B, and C Classes
Schedule of Investments
Convertible Fund
September 30, 2001 (Unaudited)

                                                  Principal
                                                     Amount          Value
                                                     (000s)         (000s)
--------------------------------------------------------------------------
  CONVERTIBLE BONDS & NOTES (c) 67.9%

Banking & Finance 14.8%
CIBA Specialty Chemical Investments Ltd.
     1.250% due 07/24/2003                        $     500     $     474
Hellenic Finance
     2.000% due 07/15/2003                       EC     500           456
JMH Finance Ltd.
     4.750% due 09/06/2007                        $     800           767
Merrill Lynch & Co.
     0.000% due 05/23/2031                            1,900           903
PMI Group, Inc.
     2.500% due 07/15/2021                              150           151
Swiss Life Finance Ltd.
     2.000% due 05/20/2003                       EC   1,300         1,248
     2.000% due 05/20/2005                        $     800           824
Verizon Global Funding
     4.250% due 09/15/2005                              900           908
     0.000% due 05/15/2021                            1,200           672
                                                                ---------
                                                                    6,403
                                                                =========
Energy 2.7%
Diamond Offshore Drilling, Inc.
     0.000% due 06/06/2020                            1,000           488
     1.500% due 04/15/2031                              800           679
                                                                ---------
                                                                    1,167
Health Care 9.0%                                                =========
Allergan, Inc.
     0.000% due 11/01/2020                              450           275
ALZA Corp.
     0.000% due 07/28/2020                              900           709
Baxter International, Inc.
     1.250% due 06/01/2021                              900           942
Roche Holdings, Inc.
     0.000% due 01/19/2015                            1,150           812
Total Renal Care Holdings
     7.000% due 05/15/2009                              500           475
Wellpoint Health Network, Inc.
     0.000% due 07/02/2019                              800           662
                                                                ---------
                                                                    3,875
                                                                =========
Industrial 21.5%
Burr-Brown Corp.
     4.250% due 02/15/2007                              500           518
Cendant Corp.
     0.000% due 05/04/2021                              800           772
Clear Channel Communications, Inc.
     2.625% due 04/01/2003                            1,000         1,005
Comverse Technology, Inc.
     1.500% due 12/01/2005                              500           363
Exchangeable Certificates Corp.
     1.500% due 04/11/2006                              500           549
Lowe's Cos., Inc.
     0.000% due 02/16/2021                            1,500         1,014
Omnicom Group
     2.250% due 01/06/2013                              500           679
Sanmina Corp.
     4.250% due 05/01/2004                              500           466
Siemens Nederland NV
     1.000% due 08/10/2005                      EC    1,100           903
Solectron Corp.
     0.000% due 05/08/2020                       $    1,500           761
Universal Health Services
     0.426% due 06/23/2020                            2,000         1,260
Waste Management, Inc.
     4.000% due 02/01/2002                            1,000         1,004
                                                                ---------
                                                                    9,294
                                                                =========

Technology 8.6%
Affiliated Computer Services, Inc.
     3.500% due 02/15/2006                              600           701
Analog Devices, Inc.
     4.750% due 10/01/2005                              300           277

First Data Corp.
     2.000% due 03/01/2008                              700           716
Lam Research Corp.
     4.000% due 06/01/2006                              300           232
Lattice Semiconductor Co.
     4.750% due 11/01/2006                              600           609
Nvidia Corp.
     4.750% due 10/15/2007                              500           456
STMicroelectronics NV
     0.000% due 09/22/2009                              400           335
Veritas Software Corp.
     1.856% due 08/13/2006                              500           403
                                                                ---------
                                                                    3,729
                                                                =========

Utilities 11.3%
AES Corp.
    4.500% due 08/15/2005                               250           198
AT&T - Liberty Media Group
    4.000% due 11/15/2029                             1,000           775
Charter Communications, Inc.
    4.750% due 06/01/2006                               850           645
Cienna Corp.
    3.750% due 02/01/2008                             1,000           603
Comcast Corp.
    0.000% due 12/19/2020                             1,000           785
Fullerton Global Corp.
    0.000% due 04/02/2003                             1,000         1,172
Nabors Industries, Inc.
    0.000% due 06/20/2020                               400           249
NTL Communications Corp.
    6.750% due 05/15/2008                             1,100           459
                                                                ---------
                                                                    4,886
                                                                ---------
Total Convertible Bonds & Notes                                    29,354
                                                                =========
(Cost $32,658)

  CONVERTIBLE PREFERRED STOCK 22.4%

                                                     Shares
Banking & Finance 4.3%
Equity Residentials Properties Trust
    7.250% due 12/31/2049                            15,200           387
Metlife Capital Trust I Cvt. Pfd.
    8.000% due 05/15/2003                            13,200         1,230
Washington Mutual, Inc. Cvt. Pfd.
    5.375% due 05/01/2041                             4,300           241
                                                                ---------
                                                                    1,858
                                                                =========
Energy 9.7%
Apache Corp. Cvt. Pfd.
    6.500% due 05/15/2002                            27,000           991
Calpine Capital Trust II Cvt. Pfd.
    5.500% due 02/01/2005                            10,000           450
Kerr-McGee Corp. Cvt. Pfd.
    5.500% due 08/01/2004                            28,900           979
PPL Capital Funding Trust Cvt. Pfd.
    7.750% due 05/18/2004                            50,000           908
Valero Energy Cvt. Pfd.
    7.750% due 08/18/2003                            28,500           845
                                                                ---------
                                                                    4,173
                                                                =========

Industrial 7.3%
Cox Communications Inc. Cvt. Pfd.
    7.000% due 08/16/2002                            11,000           600
Electronic Data Systems Corp. Cvt. Pfd
    7.625% due 08/17/2004                             8,400           427
Express Scripts Exchange Trust Cvt. Pfd.
    7.000% due 11/15/2003                             8,000           808
Kmart Financing Cvt. Pfd.
    7.750% due 06/15/2016                            20,000           744
Tribune Co. Cvt. Pfd.
    2.000% due 05/15/2029                             6,600           595
                                                                ---------
                                                                    3,174
                                                                =========
Utilities 1.1%
Enron Corp. Cvt. Pfd.
    7.000% due 07/31/2002                            18,000           478
                                                                ---------
Total Convertible Preferred Stock                                   9,683
                                                                =========
(Cost $11,085)

 COMMON STOCKS 1.1%

Health Care 1.1%
Elan Corp. PLC SP - ADR (b)                         10,114            490
                                                                ---------
Total Common Stocks                                                   490
                                                                =========
(Cost $374)

48 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                  Principal
                                                     Amount          Value
                                                     (000s)         (000s)
--------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 6.7%

Commercial Paper 6.3%
Abbey National North America
  3.470% due 10/31/2001                           $   1,000      $     997
Fannie Mae
  3.150% due 10/01/2001                               1,700          1,700
                                                                 ---------
                                                                     2,697
                                                                 =========
Repurchase Agreement 0.4%
State Street Bank
  2.600% due 10/01/2001                                 183            183
  (Dated 09/28/2001. Collateralized by
  Federal Home Loan Bank 3.970% due
  09/26/2003 valued at $191.
  Repurchase proceeds are $183.)
                                                                 ---------
Total Short-Term Instruments                                         2,880
                                                                 =========
(Cost $2,880)

Total Investments (a) 98.1%                                      $  42,407
(Cost $46,997)

Other Assets and Liabilities (Net) 1.9%                                818
                                                                 ---------

Net Assets 100.0%                                                $  43,225
                                                                 =========
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost.             $   1,409

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value.                (5,999)
                                                                 ---------

Unrealized depreciation-net                                      $  (4,590)
                                                                 =========

(b) Non-income producing security.

(c) Principal amount denoted in indicated currency:

     EC - Euro

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-annual Report  49

PIMCO Schedule of Investments A, B, and C Classes
Emerging Markets Bond Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
  ARGENTINA 4.0%

Republic of Argentina
     5.562% due 03/31/2005 (d)                         $   3,520      $   2,481
     7.000% due 12/19/2008 (d)                               250            150
                                                                      ---------
Total Argentina                                                           2,631
                                                                      =========
(Cost $2,600)

  BERMUDA 0.1%

IMEXA Export Trust
    10.125% due 05/31/2003                             $      63             62
                                                                      ---------
Total Bermuda                                                                62
                                                                      =========
(Cost $62)

  BRAZIL 26.2%

Republic of Brazil
     9.625% due 07/15/2005                             $   1,000            863
     5.437% due 04/15/2006 (d)                             3,472          2,890
     5.500% due 04/15/2009 (d)                             2,059          1,527
    14.500% due 10/15/2009                                   500            472
     8.000% due 04/15/2014                                 4,428          2,998
     6.000% due 04/15/2024                                   750            474
     8.875% due 04/15/2024 (c)                             3,350          1,884
     7.625% due 04/15/2024 (d)                             1,100            709
     8.875% due 04/15/2025                                   500            289
    12.250% due 03/06/2030 (c)                             5,100          3,710
    11.000% due 08/17/2040 (c)                             2,400          1,560
                                                                      ---------
Total Brazil                                                             17,376
                                                                      =========
(Cost $19,311)

  BULGARIA 3.1%

Republic of Bulgaria
     6.312% due 07/28/2011 (d)                         $     198            154
     3.000% due 07/28/2012                                 1,250            984
     6.312% due 07/28/2024 (d)                             1,150            883
                                                                      ---------
Total Bulgaria                                                            2,021
                                                                      =========
(Cost $2,057)

  CROATIA 0.6%

Republic of Croatia
     7.000% due 02/27/2002                             $     410            414
                                                                      ---------
Total Croatia                                                               414
                                                                      =========
(Cost $413)

  ECUADOR 3.3%

Republic of Ecuador
    12.000% due 11/15/2012                             $     500            325
     4.000% due 08/15/2030                                 4,700          1,875
                                                                      ---------
Total Ecuador                                                             2,200
                                                                      =========
(Cost $2,266)

  EGYPT 3.1%

Republic of Egypt
     8.750% due 07/11/2011                             $   2,250          2,030
                                                                      ---------
Total Egypt                                                               2,030
                                                                      =========
(Cost $2,006)

  MEXICO 16.0%

Telefonos De Mexico, S.A.
     8.250% due 01/26/2006                             $   1,000          1,010
United Mexican States
    10.375% due 02/17/2009                                   835            925
     9.875% due 02/01/2010                                   100            107
     8.375% due 01/14/2011                                 1,700          1,688
    11.375% due 09/15/2016                                   450            520
     8.125% due 12/30/2019 (c)                             1,500          1,352
     6.250% due 12/31/2019 (c)                         $   1,100      $   1,023
     7.532% due 12/31/2019                                 1,150          1,153
     6.250% due 12/31/2019                                 2,475          2,252
    11.500% due 05/15/2026                                   425            504
United Mexican States - Recovery Rights
     0.000% due 06/30/2003                                 9,459             75
                                                                      ---------
Total Mexico                                                             10,609
                                                                      =========
(Cost $10,501)

  MOROCCO 1.1%

Kingdom of Morocco
     5.093% due 01/05/2009 (d)                         $     250            216
Morroco Restructured
     7.562% due 01/01/2009                                   617            534
                                                                      ---------
Total Morocco                                                               750
                                                                      =========
(Cost $781)

  NIGERIA 2.2%

Central Bank of Nigeria
     6.250% due 11/15/2020                             $   2,250          1,438
Central Bank of Nigeria - Warrant
     0.000% due 11/15/2022                                     1              0
                                                                      ---------
Total Nigeria                                                             1,438
                                                                      =========
(Cost $1,394)

  PANAMA 4.9%

Republic of Panama
     7.733% due 05/10/2002 (d)                         $     200            201
     9.625% due 02/08/2011                                   250            250
     4.500% due 07/17/2014                                 2,258          1,999
     6.015% due 07/17/2016 (d)                               181            139
     8.875% due 09/30/2027                                   500            441
     9.375% due 04/01/2029                                   175            179
                                                                      ---------
Total Panama                                                              3,209
                                                                      =========
(Cost $3,106)

  PERU 2.3%

Republic of Peru
     4.500% due 03/07/2017 (b)                         $     250            175
     4.000% due 03/07/2017                                 2,100          1,347
                                                                      ---------
Total Peru                                                                1,522
                                                                      =========
(Cost $1,485)

  PHILIPPINES 0.6%

Republic of Philippines
     6.500% due 12/01/2017                             $     500            425
                                                                      ---------
Total Philippines                                                           425
                                                                      =========
(Cost $392)

  POLAND 2.4%

Republic of Poland
     6.000% due 10/27/2014 (b)                         $   1,315          1,300
     3.750% due 10/27/2024 (b)                               400            288
                                                                      ---------
Total Poland                                                              1,588
                                                                      =========
(Cost $1,510)

  QATAR 2.3%

State of Qatar
     9.750% due 06/15/2030                             $   1,425          1,539
                                                                      ---------
Total Qatar                                                               1,539
                                                                      =========
(Cost $1,524)

50 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
  RUSSIA 15.4%

Russian Federation
    11.750% due 06/10/2003 (c)                         $   1,380      $   1,440
     8.250% due 03/31/2010                                 1,053            799
    11.000% due 07/24/2018                                 1,450          1,288
    12.750% due 06/24/2028 (c)                             1,600          1,571
     2.250% due 03/31/2030 (b)                             1,397            639
     5.000% due 03/31/2030 (c)(d)                          9,704          4,428
                                                                      ---------
Total Russia                                                             10,165
                                                                      =========
(Cost $9,391)

  SOUTH AFRICA 0.8%

Republic of South Africa
     9.125% due 05/19/2009                             $     500            546
                                                                      ---------
Total South Africa                                                          546
                                                                      =========
(Cost $546)

  SOUTH KOREA 3.1%

Korea Development Bank
     7.625% due 10/01/2002                             $     750            779
Republic of Korea
     8.875% due 04/15/2008                                 1,100          1,273
                                                                      ---------
Total South Korea                                                         2,052
                                                                      =========
(Cost $1,921)

  UKRAINE 0.6%

Republic of Ukraine
    11.000% due 03/15/2007                             $     485            404
                                                                      ---------
Total Ukraine                                                               404
                                                                      =========
(Cost $393)

  VENEZUELA 4.3%

Republic of Venezuela
     7.375% due 12/18/2007 (d)                         $   2,167          1,717
     6.750% due 03/31/2020                                   700            532
     9.250% due 09/15/2027                                 1,360            624
Republic of Venezuela - Warrant
     0.000% due 04/15/2020                                     6              0
                                                                      ---------
Total Venezuela                                                           2,873
                                                                      =========
(Cost $2,975)

  SHORT-TERM INSTRUMENTS 17.3%

Commercial Paper 17.3%
Abbey National North America
     3.470% due 10/26/2001                             $   4,000          3,990
Anz, Inc.
     3.240% due 11/21/2001                                 4,000          3,982
Fannie Mae
     3.150% due 10/01/2001                                 2,000          2,000
     4.060% due 10/25/2001                                   100            100
General Electric Capital Corp.
     3.700% due 10/31/2001                                   400            399
Swedbank, Inc.
     3.570% due 11/20/2001                                 1,000            995
                                                                      ---------
Total Short-Term Instruments                                             11,466
                                                                      =========
(Cost $11,466)

Total Investments (a) 113.7%                                          $  75,320
(Cost $76,100)

Other Assets and Liabilities (Net) (13.7%)                               (9,080)
                                                                      ---------

Net Assets 100.0%                                                     $  66,240
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $   1,553

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (2,333)
                                                                      ---------

Unrealized depreciation-net                                           $    (780)
                                                                      =========

(b) Step-up bond.

(c) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Swap agreements outstanding at September 30, 2001:

                                                        Notional     Unrealized
Type                                                      Amount   Appreciation
-------------------------------------------------------------------------------
Pay a fixed rate equal to 5.000% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil
8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2002                                        $   2,000      $       0

Receive a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the vent of default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2003                                            2,000              0
                                                                      ---------
                                                                      $       0
                                                                      =========

(f) Foreign forward currency contracts outstanding at September 30, 2001:

                                  Principal
                                     Amount
                                 Covered by           Settlement     Unrealized
Type            Currency           Contract                Month   Appreciation
-------------------------------------------------------------------------------
Buy                   EC              1,900              10/2001      $      39
Buy                   HF            359,150              11/2001             92
                                                                      ---------
                                                                      $     131
                                                                      =========

(g) Principal amount denoted in indicated currency:

           EC - Euro
           HF - Hungarian Forint

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 51

PIMCO Schedule of Investments A, B, and C Classes
Foreign Bond Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
   AUSTRALIA (e)(f) 2.7%

General Electric Capital Australia Funding
     6.750% due 09/15/2007                         A$        750   $        392
General Motors Acceptance Corp.
     4.633% due 03/25/2002 (d)                     EC     10,300          9,368
Homeside Mortgage Securities Trust
     3.950% due 01/20/2027 (d)                      $      2,420          2,417
Medallion Trust
     4.020% due 07/12/2031 (d)                             4,232          4,238
Rams Mortgage Corporation Ltd.
     4.680% due 09/26/2032 (d)                     EC      1,518          1,381
Torrens Trust
     3.750% due 07/15/2031 (d)                      $      2,292          2,292
                                                                   ------------
Total Australia                                                          20,088
                                                                   ============
(Cost $20,809)

   AUSTRIA (e)(f) 0.1%

Republic of Austria
     5.500% due 01/15/2010 (i)                     EC      1,200          1,132
                                                                   ------------
Total Austria                                                             1,132
                                                                   ============
(Cost $1,041)

   BELGIUM (e)(f) 2.1%

Kingdom of Belgium
     9.000% due 03/28/2003                         EC          5              5
     6.750% due 11/21/2004 (d)                     BF    183,200          4,478
     7.500% due 07/29/2008 (i)                     EC     10,500         11,082
                                                                   ------------
Total Belgium                                                            15,565
                                                                   ============
(Cost $17,257)

   BRAZIL 0.7%

Republic of Brazil
     5.437% due 04/15/2006 (d)                      $      6,400          5,328
                                                                   ------------
Total Brazil                                                              5,328
                                                                   ============
(Cost $5,588)

   CANADA (e)(f) 8.4%

Beneficial Canada, Inc.
     6.350% due 04/01/2002                         C$      3,440          2,211
Commonwealth of Canada
     5.250% due 09/01/2003                                   640            418
     6.000% due 09/01/2005 (i)                            52,500         35,114
     7.250% due 06/01/2007 (i)                            34,500         24,490
     5.500% due 06/01/2010                                 1,800          1,158
                                                                   ------------
Total Canada                                                             63,391
                                                                   ============
(Cost $63,533)

   CAYMAN ISLANDS (e)(f) 1.7%

International Credit Recovery-Japan
     0.370% due 08/25/2005 (d)                     JY     71,996            604
     0.475% due 08/25/2005 (d)                            50,000            418
     0.351% due 05/22/2006 (d)                           378,827          3,178
MBNA Master Credit Card Trust
     4.486% due 05/19/2004 (d)                     EC      8,100          7,372
SHL Corp. Ltd.
     0.470% due 12/25/2024 (d)                     JY     47,201            396
     0.770% due 12/25/2024 (d)                            76,000            638
                                                                   ------------
Total Cayman Islands                                                     12,606
                                                                   ============
(Cost $13,850)

   DENMARK (e)(f) 0.9%

Nykredit
     6.000% due 10/01/2029                         DK     29,562          3,551
Unikredit Realkredit
     6.000% due 07/01/2029                                26,729          3,210
                                                                   ------------
Total Denmark                                                             6,761
                                                                   ============
(Cost $6,223)

   EGYPT 0.3%

Republic of Egypt

     8.750% due 07/11/2011                          $      2,300   $      2,053
                                                                   ------------
Total Egypt                                                               2,053
                                                                   ============
(Cost $2,300)

   FRANCE (e)(f) 9.3%

Republic of France
     5.500% due 04/25/2007 (i)                     EC      7,890          7,590
     4.000% due 04/25/2009 (i)                             8,250          7,170
     3.000% due 07/25/2009                                 3,166          2,803
     4.000% due 10/25/2009 (i)                            46,070         39,788
     5.500% due 04/25/2010                                13,960         13,295
                                                                   ------------
Total France                                                             70,646
                                                                   ============
(Cost $70,330)

   GERMANY (e)(f) 15.3%

Commerzbank AG
     5.204% due 10/25/2032 (d)                     EC      6,200          5,648
Depfa Pfandbriefbank
     4.750% due 07/15/2008                                 3,590          3,257
     5.750% due 03/04/2009                                 3,560          3,408
DT Hypothekenbank
     3.500% due 07/03/2006                                 7,000          6,131
Hypothekenbank in Essen AG
     5.500% due 02/20/2007                                 1,690          1,605
Landesbank Baden-Wuerttemberg AG
     5.500% due 04/02/2007                                 3,240          3,085
Landesbank Rheinland-Pfalz
     4.750% due 04/04/2008                                 5,330          4,851
Republic of Germany
     5.250% due 01/04/2008                                 4,830          4,600
     4.125% due 07/04/2008 (i)                            21,500         19,185
     4.500% due 07/04/2009 (i)                            17,500         15,759
     4.000% due 07/04/2009                                 1,600          1,395
     5.375% due 01/04/2010                                 2,790          2,652
     6.250% due 01/04/2024 (i)                             1,880          1,858
     6.500% due 07/04/2027 (i)                            20,800         21,234
     6.250% due 01/04/2030                                 1,700          1,695
     5.500% due 01/04/2031 (i)                            14,100         12,742
Rheinische Hypothekenbank AG
     4.250% due 09/24/2008                                 5,280          4,637
WestDeutsche Landersbank
     4.750% due 09/28/2007                                 1,630          1,494
                                                                   ------------
Total Germany                                                           115,236
                                                                   ============
(Cost $112,522)

   GREECE (e)(f) 0.2%

Hellenic Republic
     7.850% due 05/19/2003 (d)                     EC        293            270
     5.580% due 06/17/2003 (d)                               315            293
     7.080% due 10/23/2003 (d)                             1,103          1,038
                                                                   ------------
Total Greece                                                              1,601
                                                                   ============
(Cost $2,233)

   IRELAND (e)(f) 0.5%

Emerald Mortgages PLC
     4.557% due 04/30/2028 (d)                     EC      4,314          3,927
                                                                   ------------
Total Ireland                                                             3,927
                                                                   ============
(Cost $3,793)

   ITALY (e)(f) 14.0%

First Italian Auto Transaction
     4.690% due 07/01/2008 (d)                     EC     10,030          9,087
International Credit Recovery
     4.514% due 03/30/2010 (d)                             1,800          1,639
Island Finance
     5.109% due 01/15/2015 (d)                             2,532          2,311

52 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
Republic of Italy
     5.750% due 09/15/2002 (i)                     EC     26,400   $     24,536
     7.750% due 11/01/2006 (i)                             5,700          5,954
     4.500% due 05/01/2009 (i)                            64,110         57,217
     4.250% due 11/01/2009 (i)                             5,560          4,837
                                                                   ------------
Total Italy                                                             105,581
                                                                   ============
(Cost $104,353)

   MEXICO (e)(f) 0.9%

Bancomext Trust
     8.000% due 08/05/2003                          $        390            400
Petroleos Mexicanos
     8.850% due 09/15/2007                                 1,040          1,069
     9.375% due 12/02/2008                                 1,290          1,348
United Mexican States
     8.750% due 05/30/2002                         BP        960          1,420
    10.375% due 01/29/2003                         DM      2,575          1,253
     4.000% due 03/11/2004                         JY    130,000          1,128
                                                                   ------------
Total Mexico                                                              6,618
                                                                   ============
(Cost $6,816)

   NEW ZEALAND (e)(f) 0.8%

Commonwealth of New Zealand
     4.500% due 02/15/2016                         N$     13,430          5,892
                                                                   ------------
Total New Zealand                                                         5,892
                                                                   ============
(Cost $7,507)

   PANAMA 0.2%

Republic of Panama
     9.625% due 02/08/2011                          $      1,600          1,598
                                                                   ------------
Total Panama                                                              1,598
                                                                   ============
(Cost $1,630)

   PERU 0.2%

Republic of Peru
     4.500% due 03/07/2017 (d)                      $      2,100          1,478
                                                                   ------------
Total Peru                                                                1,478
                                                                   ============
(Cost $1,472)

   SOUTH KOREA (e)(f) 1.0%

Export-Import Bank Korea
     6.500% due 02/10/2002                          $        800            807
KBC Bank Fund Trust IV
     8.220% due 11/29/2049                         EC      2,800          2,784
Korea Development Bank
     1.875% due 02/13/2002                         JY    466,000          3,917
                                                                   ------------
Total South Korea                                                         7,508
                                                                   ============
(Cost $7,391)

   SPAIN (e)(f) 4.4%

Hipotebansa V. Hipotecaria
     4.755% due 01/18/2018 (d)                     SP    587,964          3,222
     4.670% due 07/18/2022 (d)                           723,126          3,942
Kingdom of Spain
     5.150% due 07/30/2009 (i)                     EC     28,430         26,385
                                                                   ------------
Total Spain                                                              33,549
                                                                   ============
(Cost $35,191)

   SUPRANATIONAL (e)(f) 2.1%

Eurofima
     4.750% due 07/07/2004 (i)                     SK     60,900          5,680
European Investment Bank
     6.000% due 05/07/2003                         BP      3,250          4,863
     8.000% due 06/10/2003                                 3,250          5,026
                                                                   ------------
Total Supranational                                                      15,569
                                                                   ============
(Cost $16,433)

    SWEDEN (e)(f) 0.3%

Kingdom of Sweden
     5.000% due 01/28/2009                         SK     27,000   $      2,502
                                                                   ------------
Total Sweden                                                              2,502
                                                                   ============
(Cost $2,673)

   UNITED KINGDOM (e)(f) 10.1%

Abbey National Treasury Service PLC
     5.250% due 01/21/2004                         BP      2,670          3,936
Bauhaus Securities Ltd.
     5.099% due 10/30/2052 (d)                     EC      6,000          5,455
British Telecom PLC
     4.445% due 12/15/2003 (d)                      $     20,380         20,788
Core
     3.345% due 03/17/2009 (d)                             2,679          2,668
Haus Ltd.
     4.836% due 12/14/2037 (d)                     EC      8,500          7,749
Holmes Financing PLC
     3.950% due 07/15/2017 (d)                      $      5,540          5,541
     4.727% due 07/15/2040 (d)                     EC      1,100          1,002
Lloyds TSB Capital
     7.375% due 02/07/2049                                   500            485
Ocwen Mortgage Loans
     4.847% due 12/15/2031 (d)                             1,021            932
Royal Bank of Scotland Group PLC
     6.070% due 09/30/2031                          $      4,500          4,549
United Kingdom Gilt
     7.500% due 12/07/2006                         BP      4,800          7,889
     7.250% due 12/07/2007                                 4,800          7,925
     5.750% due 12/07/2009 (i)                             4,690          7,264
                                                                   ------------
Total United Kingdom                                                     76,183
                                                                   ============
(Cost $75,821)

   UNITED STATES (e)(f) 77.0%

Asset-Backed Securities 18.6%
Advanta Mortgage Loan Trust
     3.945% due 07/25/2026 (d)                      $        176            176
AFC Home Equity Loan Trust
     2.881% due 03/25/2027 (d)                               561            561
     2.961% due 07/25/2030 (d)                             5,919          5,930
     2.941% due 01/25/2031 (d)                            11,247         11,225
Americredit Automobile Receivable Trust
     5.880% due 12/05/2003                                   100            101
Amresco Residential Securities Mortgage
 Loan Trust
     4.050% due 06/25/2029 (d)                             7,988          8,010
Bank One Auto Grantor Trust
     6.290% due 07/20/2004                                   192            194
Bayview Financial Acquisition Trust
     3.211% due 02/25/2029 (d)                               252            253
     4.182% due 11/25/2030 (d)                             9,400          9,435
Chase Funding Loan Acquisition Trust
     3.970% due 04/25/2031 (d)                            14,238         14,151
Conseco Finance
     3.857% due 10/15/2031 (d)                               831            835
CS First Boston Mortgage Securities Corp.
     3.747% due 12/15/2030 (d)                            12,279          7,666
     3.930% due 08/25/2031 (d)                               491            491
Delta Funding Home Equity Loan Trust
     7.380% due 12/15/2017                                    71             72
EQCC Home Equity Loan Trust
     3.307% due 03/20/2030                                   277            277
First Alliance Mortgage Loan Trust
     3.287% due 12/20/2027 (d)                               167            167
GMAC Mortgage Corp. Loan Trust
     3.696% due 11/18/2015 (d)                             3,320          3,325
Green Tree Floorplan Receivables Master
 Trust
     3.840% due 11/15/2004 (d)                             2,500          2,503

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 53

Foreign Bond Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
Home Loan Trust
     5.074% due 01/25/2014                          $      4,743   $      4,791
Indymac Home Equity Loan Asset-Backed Trust
     6.200% due 06/25/2025                                 4,068          4,118
Irwin Home Equity Loan Trust
     2.820% due 11/25/2011 (d)                             7,730          7,730
Long Beach Mortgage Loan Trust Co.
     3.860% due 01/21/2031 (d)                             6,680          6,689
     2.863% due 09/25/2031 (d)                               800            800
MLCC Mortgage Investors, Inc.
     3.867% due 03/15/2025 (d)                             2,979          2,990
Nissan Auto Receivables Grantor Trust
     5.450% due 04/15/2004                                   639            642
Provident Bank Equipment Lease Trust
     3.880% due 11/25/2011 (d)                             1,326          1,320
Providian Gateway Master Trust
     3.707% due 03/15/2007 (d)                            13,300         13,347
Providian Home Equity Loan Trust
     3.870% due 06/25/2025 (d)                             2,513          2,517
PSB Lending Home Loan Owner Trust
     6.830% due 05/20/2018                                    33             33
Residential Asset Securities Corp.
     3.806% due 09/25/2031 (d)                             5,500          5,500
     2.901% due 01/25/2032 (d)                             9,116          9,128
Salomon Brothers Mortgage Securities VII
     3.907% due 11/15/2029 (d)                             1,712              0
     3.001% due 02/25/2030 (d)                            13,277          5,921
     2.921% due 02/25/2031 (d)                             3,853          3,851
United Panama Mortgage Loan
     3.111% due 10/25/2029 (d)                             5,601          5,606
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                   283            285
                                                                   ------------
                                                                        140,640
                                                                   ============
Convertible Bonds & Notes 0.3%
Axa
     2.500% due 01/01/2014                         EC        835            684
Finmeccanica SpA
     2.000% due 06/08/2005                                   544            489
Hellenic Finance
     2.000% due 07/15/2003                                 1,600          1,459
                                                                   ------------
                                                                          2,632
                                                                   ============
Corporate Bonds & Notes 14.3%
Abbey National Capital Trust I
     8.963% due 12/29/2049                          $      2,000          2,261
Allegheny Energy Supply
     5.113% due 05/01/2002 (d)                             2,900          2,904
Bear Stearns Co., Inc.
     4.060% due 03/28/2003 (d)                             2,670          2,669
Beckman Coulter, Inc.
     7.100% due 03/04/2003                                   344            352
Capital One Bank
     4.415% due 07/28/2003 (d)                            12,000         11,867
CIT Group, Inc.
     4.270% due 04/07/2003 (d)                               138            138
DaimlerChrysler North America Holding Corp.
     3.797% due 08/23/2002 (d)                             3,900          3,902
DQE Capital Corp.
     4.270% due 01/15/2002 (d)                               800            801
Finova Group, Inc.
     7.500% due 11/15/2009                                 1,710            671
Ford Motor Credit Co.
     3.255% due 06/20/2003 (d)                             5,200          5,138
     1.000% due 12/22/2003                         JY    107,000            904
     4.110% due 07/19/2004 (d)                      $      2,800          2,751
     1.200% due 02/07/2005                         JY    619,000          5,238
General Electric Finance Assurance
     1.600% due 06/20/2011                               520,000          4,285
General Motors Acceptance Corp.
     3.661% due 08/18/2003 (d)                      $      4,790          4,719
General Motors Corp.
     1.250% due 12/20/2004                         JY    208,000          1,770
Goldman Sachs Group, Inc.
     3.790% due 12/07/2001 (d)                      $      8,000          8,016
International Game Technology
     7.875% due 05/15/2004                                 1,600          1,608
J.P. Morgan & Co., Inc.
     8.381% due 02/15/2012 (d)                      $      4,670   $      4,555
Jones Intercable, Inc.
     8.875% due 04/01/2007                                   427            466
MGM Mirage, Inc.
     6.950% due 02/01/2005                                   180            182
Morgan Stanley, Dean Witter & Co.
     3.830% due 01/28/2002 (d)                             7,300          7,309
NeHi, Inc.
     7.600% due 06/09/2003 (d)                             2,000          2,010
Pfizer, Inc.
     0.800% due 03/18/2008                         JY    637,000          5,344
Protective Life Funding Trust
     4.110% due 01/17/2003 (d)                      $      1,200          1,204
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002                                13,564         13,634
     3.815% due 02/11/2003 (d)                               400            401
Sprint Capital Corp.
     5.875% due 05/01/2004                                   690            706
Texas Utilities Corp.
     3.715% due 12/20/2002 (d)                             1,500          1,502
Williams Cos., Inc.
     4.070% due 11/15/2001 (d)                             7,600          7,610
WorldCom, Inc.
     7.375% due 01/15/2003                                 3,100          3,208
                                                                   ------------
                                                                        108,125
                                                                   ============
Mortgage-Backed Securities 19.3%
Bank of America Mortgage Securities, Inc.
     6.500% due 05/25/2029                                   283            281
Bear Stearns Adjustable Rate Mortgage Trust
     5.920% due 02/25/2031 (d)                             6,800          6,883
     7.007% due 02/25/2031 (d)                             3,757          3,776
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                                 1,406          1,429
Citicorp Mortgage Securities, Inc.
     6.500% due 07/25/2028                                 1,227          1,235
     6.500% due 03/25/2029                                   140            142
Crusade Global Trust
     3.900% due 05/15/2021 (d)                            10,680         10,712
Fannie Mae
     6.527% due 07/01/2021 (d)                               457            471
     8.374% due 11/01/2022 (d)                               411            423
     8.209% due 01/01/2023 (d)                               839            865
     7.040% due 08/01/2023 (d)                               816            840
     6.768% due 12/01/2030 (d)                             3,487          3,632
Freddie Mac
     6.000% due 03/15/2008                                   244            244
     5.750% due 09/15/2010                         EC      1,600          1,521
     5.000% due 01/15/2012                                 1,700          1,538
     9.050% due 06/15/2019                          $         44             47
     6.595% due 06/01/2022 (d)                               964            968
     8.146% due 08/01/2022 (d)                               336            347
General Electric Capital Mortgage Services, Inc.
     6.250% due 07/25/2029                                   500            514
Government National Mortgage Association
     7.625% due 11/20/2021 (d)                               379            392
     7.375% due 05/20/2022 (d)                                38             38
     7.750% due 07/20/2022 (d)                               387            399
     7.750% due 09/20/2022 (d)                               243            251
     6.375% due 05/20/2023 (d)                               416            427
     7.750% due 07/20/2023 (d)                               396            408
     7.750% due 07/20/2023 (d)                               197            203
     7.750% due 08/20/2023 (d)                               178            184
     7.750% due 09/20/2023 (d)                             1,060          1,093
     7.750% due 09/20/2023 (d)                               469            484
     7.625% due 10/20/2023 (d)                             1,938          2,004
     7.625% due 10/20/2024 (d)                               162            167
     6.375% due 04/20/2025 (d)                               126            129
     7.750% due 07/20/2025 (d)                             2,360          2,433
     7.750% due 09/20/2025 (d)                               488            503
     7.625% due 12/20/2025 (d)                               199            206
     6.375% due 05/20/2026 (d)                             1,148          1,174

54 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
     7.750% due 09/20/2026 (d)                      $        382   $        394
     6.375% due 04/20/2027 (d)                               981          1,003
     7.750% due 08/20/2027 (d)                             1,270          1,309
     6.375% due 04/20/2028 (d)                               801            817
     6.000% due 10/15/2028-05/20/2030 (d)(g)              19,920         11,335
     5.250% due 04/20/2030-05/20/2030 (d)(g)              14,207         10,701
     6.500% due 10/22/2031 (d)                            43,060         44,055
     8.500% due 10/22/2031 (d)                             2,000          2,123
Prudential Home Mortgage Securities
     6.800% due 05/25/2024                                   493            517
Residential Funding Mortgage Securities, Inc.
     6.500% due 05/25/2029                                 1,361          1,308
     4.430% due 05/12/2032 (d)                             9,450          9,465
Small Business Investment Cos.
     6.640% due 02/10/2011                                 4,400          4,590
     6.334% due 08/10/2011                                 6,000          6,150
Structured Asset Mortgage Investments, Inc.
     6.576% due 06/25/2029 (d)                             2,738          2,814
Washington Mutual, Inc.
     6.818% due 12/25/2040 (d)                             2,966          2,976
                                                                   ------------
                                                                        145,920
                                                                   ============
Municipal Bonds & Notes 0.1%
Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 20
     7.180% due 01/01/2037 (d)                               500            463
                                                                   ------------

U.S. Government Agencies 4.7%
Fannie Mae
     5.375% due 03/08/2004                                10,100         10,228
Federal Home Loan Bank
     7.535% due 02/15/2002 (d)                            14,000         14,067
     5.665% due 03/22/2006                                 3,200          3,383
     5.660% due 04/26/2006                                 1,200          1,269
     5.375% due 05/15/2006                                 6,200          6,481
                                                                   ------------
                                                                         35,428
                                                                   ============
U.S. Treasury Obligations 18.8%
Treasury Inflation Protected Securities (h)
     3.625% due 07/15/2002 (b)                             5,209          5,300
     3.875% due 01/15/2009                                 2,381          2,505
     3.625% due 04/15/2028                                 4,829          4,960
     3.875% due 04/15/2029                                   216            233
U.S. Treasury Bonds
     6.250% due 08/15/2023                                 8,700          9,547
     6.250% due 05/15/2030                                 4,500          4,992
U.S. Treasury Notes
     5.625% due 05/15/2008                                50,700         54,688
     6.000% due 08/15/2009                                54,300         59,817
                                                                   ------------
                                                                        142,042
                                                                   ============
                                                          Shares

Preferred Security 0.9%
DG Funding Trust
     5.960% due 12/29/2049 (d)                               640          6,592
                                                                   ------------
Total United States                                                     581,842
                                                                   ============
(Cost $578,482)

   PURCHASED CALL OPTIONS 0.4%

Eurodollar December Futures (CME)
     Strike @ 96.250 Exp. 12/16/2002                $    595,000            662
Interest Rate Swap (OTC)
     4.750%  due 05/01/2004
     Strike @ 4.750 Exp. 04/29/2002                      127,900          2,128
U.S. Treasury Note (OTC)
     5.625%  due 05/15/2008
     Strike @ 113.750 Exp. 11/01/2001                     51,000              0
                                                                   ------------
Total Purchased Call Options                                              2,790
                                                                   ============
(Cost $1,357)

   PURCHASED PUT OPTIONS 0.8%

Eurodollar December Futures (CME)
     Strike @ 92.500 Exp. 12/17/2001                $     80,000   $         10
Eurodollar December Futures (CME)
     Strike @ 93.500 Exp. 12/17/2001                     173,000              4
Interest Rate Swap (OTC)
     7.500% due 05/01/2031
     Strike @ 7.500 Exp. 04/29/2002                       11,200             32
Japanese Government Bond (OTC)
     6.000% due 12/31/2001
     Strike @ 129.000 Exp. 12/03/2001                  2,000,000              2
U.S. Treasury Note (OTC)
     6.000% due 08/15/2009
     Strike @ 116.470 Exp. 10/01/2001                     88,300          5,800
                                                                   ------------
Total Purchased Put Options                                               5,848
                                                                   ============
(Cost $11,548)

   SHORT-TERM INSTRUMENTS 11.9%

Commercial Paper 11.4%
Abbey National North America
     2.550% due 10/24/2001-10/29/2001 (g)                 19,000          9,774
American Electric Power, Inc.
     4.260% due 02/13/2002                                 5,310          5,260
CBA (de) Finance
     3.560% due 10/26/2001                                34,000         33,915
     3.530% due 10/29/2001                                 5,000          4,986
Fannie Mae
     2.450% due 11/01/2001                                   700            698
General Electric Capital Corp.
     3.550% due 10/02/2001                                 5,500          5,498
     3.670% due 12/26/2001                                 1,600          1,590
     3.650% due 12/27/2001                                15,000         14,906
General Motors Acceptance Corp.
     3.550% due 11/21/2001                                 2,200          2,189
Swedbank, Inc.
     3.570% due 11/20/2001                                 1,700          1,692
UBS Finance, Inc.
     3.240% due 11/19/2001                                 2,000          1,991
     3.550% due 12/19/2001                                 3,300          3,281
                                                                   ------------
                                                                         85,780
                                                                   ============
Repurchase Agreement 0.0%
State Street Bank
     2.600% due 10/01/2001                                   137            137
                                                                   ------------
     (Dated 09/28/2001. Collateralized by Federal Home
     Loan Bank 3.970% due 09/26/2003 valued at $141.
     Repurchase proceeds are $137.)

U.S. Treasury Bills 0.5%
     2.600% due 10/18/2001 (b)(g)                          4,150          4,145
                                                                   ------------

Total Short-Term Instruments                                             90,062
                                                                   ============
(Cost $89,978)

Total Investments (a) 166.3%                                       $  1,255,354
(Cost $1,260,131)

Written Options (c) (0.4%)                                               (2,854)
(Premiums $2,279)

Other Assets and Liabilities (Net) (65.9%)                             (497,491)
                                                                   ------------

Net Assets 100.0%                                                  $    755,009
                                                                   ============

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 55

Foreign Bond Fund
September 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                $   15,185

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                             (19,962)
                                                                              ----------

Unrealized depreciation-net                                                   $   (4,777)
                                                                              ==========

(b) Securities with an aggregate market value of $9,145 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:


                                                                           Unrealized
                                                               # of     Appreciation/
Type                                                      Contracts    (Depreciation)
-------------------------------------------------------------------------------------
EuroBond 10 Year Note (12/2001)                                 119       $      28
Government of Japan 10 Year Note                                174            (980)
                                                                          ---------
(12/2001)
                                                                          $    (952)
                                                                          =========


(c) Premiums received on written options:

                                                # of
Type                                          Contracts   Premium          Value
-----------------------------------------------------------------------------------
Put - CME Eurodollar December
Futures
   Strike @ 95.000 Exp.                         88        $    31         $       1
   12/17/2001

Call - CBOT U.S. Treasury Note December
Futures
   Strike @ 108.000 Exp.                       555            353               954
   11/24/2001

Put - CME Eurodollar December
Futures
   Strike @ 95.500 12/17/2001                  266             98                 2

Put - CME Eurodollar December
Futures
   Strike @ 95.250 12/17/2001                  619            250                 4

Call - OTC 3 Month LIBOR Interest
Rate Swap
   Strike @ 5.900 Exp. 04/29/2002        5,700,000            129               263

Call - CME Eurodollar June
Futures
   Strike @ 97.250 Exp.                        595            447               394
   06/17/2002

Call - OTC 3 Month LIBOR Interest
Rate Swap
   Strike @ 5.900 Exp. 04/29/2002       26,500,000            609             1,222

Put - OTC 3 Month LIBOR Interest Rate
Swap
   Strike @ 7.500 Exp. 04/29/2002       16,000,000            362                14
                                                          -------         ---------
                                                          $ 2,279         $   2,854
                                                          =======         =========

(d) Variable rate security. The rate listed is as of September 30, 2001.


(e) Foreign forward currency contracts outstanding at September 30, 2001:

                            Principal
                               Amount                          Unrealized
                           Covered by        Settlement      Appreciation/
Type         Currency        Contract             Month     (Depreciation)
--------------------------------------------------------------------------
Sell             A                984           10/2001        $       34
Sell             BP            24,219           10/2001                 7
Sell             C$             7,582           10/2001                46
Sell             DK            57,839           12/2001                96
Buy              EC            10,301           10/2001               (86)
Sell                          156,398           10/2001               881
Buy              H$            33,776           11/2001                (1)
Buy              JY           231,000           10/2001                27
Sell                        5,390,597           10/2001              (348)
Sell             N$            14,985           10/2001               476
Buy              SF            20,702           11/2001              (370)
Sell                           46,561           11/2001               286
Buy              SK             8,900           10/2001               (30)
Sell                           44,746           10/2001               125
                                                               ----------
                                                               $    1,143
                                                               ==========
(f) Principal amount denoted in indicated currency:

         A$ - Australian Dollar
         BF - Belgium Franc
         BP - British Pound
         C$ - Canadian Dollar
         DK - Danish Krone
         EC - Euro
         DM - German Mark
         H$ - Hong Kong Dollar
         JY - Japanese Yen
         N$ - New Zealand Dollar
         SP - Spanish Peseta
         SF - Swiss Franc
         SK - Swedish Krona

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Swap agreements outstanding at September 30,
2001:

                                                                    Unrealized
                                                    Notional     Appreciation/
Type                                                  Amount    (Depreciation)
------------------------------------------------------------------------------
Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                 JY 6,290,000   $   (70)

Receive a fixed rate equal to 6.949% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                 BP     4,500       236

Receive floating rate based on 3-Month
H$-HIBOR and pay a fixed rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                                 H$   293,000    (3,956)

Receive floating rate based on 3-Month
H$-HIBOR and pay a fixed rate equal to 5.729%.

Broker: Goldman Sachs
Exp. 06/01/2006                                      101,600      (745)


56 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Receive floating rate based on 3-month Canadian Bank Bill pay a fixed rate equal to 6.515%.

Broker: J.P. Morgan Chase & Co.
Exp. 05/10/2002                                    C$     24,330   $       (317)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                    JY  1,776,000           (997)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2016                                    EC     47,500           (108)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                           46,760           (250)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2031                                           14,100           (235)

Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                     $     37,200          3,573

Receive floating rate based on 3-Month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                    H$    419,000         (3,339)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                     $     53,700          2,896

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                            9,500            402

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                    H$     73,800           (478)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers
Exp. 03/15/2016                                    BP     30,200             78

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                          145,900            704

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                    BP     25,900   $        (28)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                           11,000            167

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%

Broker: Morgan Stanley Dean Witter
Exp. 09/15/2002                                           11,000           (120)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2003                                           53,370            481

Receive a fixed rate equal to 5.640% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/05/2006                                     $     13,030            648

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                          152,400          8,146

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                           16,800            916

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                            6,600            373

Receive floating rate based on 3-month LIBOR and pay a-fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2011                                           38,400         (1,960)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2031                                    EC      4,000            (76)

Pay total return on Lehman Intermediate Government
Index and receive floating rate based on 1-month
LIBOR less 0.250%.

Broker: Lehman Brothers
Exp. 10/01/2002                                     $     34,400           (201)

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                            5,300              1


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 57

Foreign Bond Fund
September 30, 2001 (Unaudited)


Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                     $     5,000    $          0


Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Merrill Lynch
Exp. 09/10/2003                                           6,700               0
                                                                   ------------
                                                                   $      5,741
                                                                   ============

                                             Fixed                   Unrealized
                                            Spread     Notional   Appreciation/
Type                                           (%)       Amount  (Depreciation)
-------------------------------------------------------------------------------
Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp: 11/15/2001                              0.787   $  110,400  $          182

Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp: 11/15/2001                              0.675       19,500            (603)

Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp: 11/15/2001                              0.896       61,000             325
                                                                 --------------
                                                                 $          (96)
                                                                 ==============

(k) Short sales open at September 30, 2001 were as follows:


                      Coupon
Type                     (%)      Maturity        Par        Value     Proceeds
-------------------------------------------------------------------------------
U.S. Treasury Note     6.000    08/15/2009     54,300   $   59,818   $   57,463
U.S. Treasury Note     5.625    05/15/2008     50,700       54,689       52,847
Republic of Argentina  1.000    03/31/2005      6,328        4,458        4,206
U.S. Treasury Bonds    6.250    05/15/2030      4,500        4,993        4,955
                                                        -----------------------
                                                        $  123,958   $  119,471
                                                        =======================

58 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
Global Bond Fund II
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
 AUSTRALIA (i)(j) 3.4%

General Motors Acceptance Corp.
    3.890% due 03/25/2002 (d)                          EC   1,200    $     1,090
Medallion Trust
    4.020% due 07/12/2031 (d)                           $     717            718
Rams Mortgage Corporation Ltd.
    4.683% due 09/26/2032                                     213            194
Superannuation Members Home Loans Global Fund
    4.145% due 06/15/2026 (d)                                 400            400
Torrens Trust
    3.750% due 07/15/2031 (d)                                 337            337
                                                                     -----------
Total Australia                                                            2,739
                                                                     ===========
(Cost $2,816)

 AUSTRIA (i)(j) 0.7%

Republic of Austria
    5.500% due 01/15/2010                              EC     600            566
                                                                     -----------
Total Austria                                                                566
                                                                     ===========
(Cost $512)

 BELGIUM (i)(j) 1.3%

Kingdom of Belgium
    5.100% due 11/21/2004 (d)                          BF   5,800            142
    7.500% due 07/29/2008 (f)                          EC     900            950
                                                                     -----------
Total Belgium                                                              1,092
                                                                     ===========
(Cost $1,151)

 BRAZIL (i)(j) 0.9%

Republic of Brazil
    5.437% due 04/15/2006 (d)                          EC     920            766
                                                                     -----------
Total Brazil                                                                 766
(Cost $809)                                                          ===========

 CANADA (i)(j) 8.5%

Beneficial Canada, Inc.
    6.350% due 04/01/2002                              C$     330            212
Commonwealth of Canada
    7.000% due 12/01/2006 (f)                               8,900          6,219
    5.500% due 06/01/2010                                     800            515
                                                                     -----------
Total Canada                                                               6,946
                                                                     ===========
(Cost $7,085)

 CAYMAN ISLANDS (i)(j) 0.6%

International Credit Recovery-Japan
    0.370% due 08/25/2005 (d)                          JY   9,391             79
    0.470% due 08/25/2005 (d)                              10,000             84
MBNA American Euro
    4.486% due 05/19/2004 (d)                           $     280            255
SHL Corp. Ltd.
    0.461% due 12/25/2024 (d)                          JY   6,808             57
                                                                     -----------
Total Cayman Islands                                                         475
                                                                     ===========
(Cost $534)

 DENMARK (i)(j) 0.7%

Nykredit
    6.000% due 10/01/2029                              DK   3,942            473
Unikredit Realkredit
    6.000% due 07/01/2029                                     986            118
                                                                     -----------
Total Denmark                                                                591
                                                                     ===========
(Cost $537)

 EGYPT 0.4%

Republic of Egypt

    8.750% due 07/11/2011                               $     400            357
                                                                     -----------
Total Egypt                                                                  357
(Cost $400)                                                          ===========

 FRANCE (i)(j) 10.0%

Axa
    2.500% due 01/01/2014                               $      62             50
Compagnie Financiere de CIC-UE
    4.470% due 10/29/2049 (d)                                 300            294
Republic of France
    5.500% due 04/25/2007 (f)                          EC     470            452
    4.000% due 04/25/2009 (f)                               1,170          1,017
    3.000% due 07/25/2009 (e)                                 315            279
    4.000% due 10/25/2009 (f)                               4,460          3,852
    5.500% due 04/25/2010                                   2,330          2,219
                                                                     -----------
Total France                                                               8,163
(Cost $7,952)                                                        ===========

 GERMANY (i)(j) 8.1%

Commerzbank AG
    4.920% due 10/25/2032 (d)                          EC     800            728
Depfa Pfandbriefbank
    4.750% due 07/15/2008                                     130            118
    5.750% due 03/04/2009 (f)                                 130            124
Landesbank Baden-Wuerttemberg AG
    5.500% due 04/02/2007                                     390            371
Landesbank Rheinland Pfalz
    4.750% due 04/04/2008                                     810            737
Republic of Germany
    4.125% due 07/04/2008                                   1,200          1,071
    6.500% due 07/04/2027 (f)                               1,300          1,327
    6.250% due 01/04/2030 (f)                                 200            199
    5.500% due 01/04/2031 (f)                               1,500          1,356
Rheinische Hypothekenbank AG
    4.250% due 09/24/2008                                     390            343
WestDeutsche Landersbank
    4.750% due 09/28/2007                                     190            174
                                                                     -----------
Total Germany                                                              6,548
                                                                     ===========
(Cost $6,348)

 GREECE 0.1%

Republic of Greece
    5.580% due 06/17/2003 (d)                           $      22             20
    7.080% due 10/23/2003 (d)                                  99             93
                                                                     -----------
Total Greece                                                                 113
                                                                     ===========
(Cost $158)

 ITALY (i)(j) 14.0%

Findomestic
    4.764% due 12/20/2008 (d)                          IL     900            818
First Italian Auto Transaction
    4.690% due 07/01/2008 (d)                          EC   1,090            987
International Credit Recovery
    4.514% due 03/15/2010 (d)                           $     300            273
Island Finance
    5.109% due 01/15/2015 (d)                          EC     349            319
Republic of Italy
    5.750% due 09/15/2002 (f)                               2,700          2,509
    4.750% due 07/01/2005                              IL   1,680          1,567
    7.750% due 11/01/2006 (f)                          EC     700            731
    4.500% due 05/01/2009                                   3,980          3,539
    4.250% due 11/01/2009                              IL     720            626
                                                                     -----------
Total Italy                                                               11,369
                                                                     ===========
(Cost $11,109)

 JAPAN (i)(j) 0.4%

International Credit Recovery-Japan
    0.351% due 05/22/2006 (d)                          JY  37,883            318
                                                                     -----------
Total Japan                                                                  318
                                                                     ===========
(Cost $311)

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 59

Global Bond Fund II
September 30, 2001 (Unaudited)
                                                        Principal          Value
                                                           Amount         (000s)
--------------------------------------------------------------------------------
 MEXICO (i)(j) 1.6%

Bancomext Trust
    8.000% due 08/05/2003                              $       70     $       72
Petroleos Mexicanos
    8.850% due 09/15/2007                                     140            144
    9.375% due 12/02/2008                                     190            199
United Mexican States
    6.000% due 03/28/2002                             JY   25,000            213
    8.750% due 05/30/2002                             BP      250            370
   10.375% due 01/29/2003                             DM      200             97
    4.000% due 03/11/2004                             JY   20,000            173
                                                                      ----------
Total Mexico                                                               1,268
                                                                      ==========
(Cost $1,337)

 NEW ZEALAND (i)(j) 0.6%

Commonwealth of New Zealand
    4.500% due 02/15/2016 (f)                         N$    1,130            496
                                                                      ----------
Total New Zealand                                                            496
                                                                      ==========
(Cost $637)

 PERU 0.5%

Republic of Peru
    3.750% due 03/07/2017 (d)                          $      250            160
    4.500% due 03/07/2017  (d)                                300            211
                                                                      ----------
Total Peru                                                                   371
                                                                      ==========
(Cost $378)

 SOUTH KOREA (i)(j) 1.2%

Korea Development Bank
    1.875% due 02/13/2002                             JY  114,000            958
                                                                      ----------
Total South Korea                                                            958
                                                                      ==========
(Cost $978)

 SPAIN (i)(j) 5.5%

Hipotebansa V. Hipotecaria
    4.660% due 01/18/2018 (d)                         SP   60,824            333
    4.670% due 07/18/2022                                 133,912            730
Kingdom of Spain
    4.950% due 07/30/2005 (f)                         EC    1,620          1,519
    5.150% due 07/30/2009 (f)                               1,990          1,848
                                                                      ----------
Total Spain                                                                4,430
                                                                      ==========
(Cost $4,272)

 SUPRANATIONAL (i)(j) 2.5%

Asian Development Bank
    5.375% due 09/15/2003                             A$      600            301
    5.250% due 09/15/2004                                     600            301
Eurofima
    4.750% due 07/07/2004 (f)                         SK    7,200            672
European Investment Bank
    6.000% due 05/07/2003                             BP      250            374
    8.000% due 06/10/2003 (d)                                 250            387
                                                                      ----------
Total Supranational                                                        2,035
                                                                      ==========
(Cost $2,294)

 SWEDEN (i)(j) 0.3%

Kingdom of Sweden
    5.000% due 01/28/2009                             SK    2,300            213
                                                                      ----------
Total Sweden                                                                 213
                                                                      ==========
(Cost $227)


 UNITED KINGDOM (i)(j) 10.3%

Abbey National Treasury Service PLC
    7.625% due 12/30/2002                             BP      280            424
Bauhaus Securities Ltd.
    4.784% due 10/30/2052 (d)                         EC      750            682
British Telecom PLC
    4.445% due 12/15/2003 (d)                          $    1,200          1,224
Core
    3.345% due 03/17/2009 (d)                                 368            366
Haus Ltd.
    4.824% due 12/14/2037 (d)                         EC    1,500          1,368
Holmes Financing PLC
    3.950% due 07/15/2017 (d)                          $      700            700
    4.727% due 07/15/2040 (d)                                 700            637
Lloyds TSB Bank PLC
    5.625% due 07/15/2049                             EC      590            514
United Kingdom Gilt
    7.500% due 12/07/2006 (f)                         BP      750          1,233
    7.250% due 12/07/2007                                     750          1,238
                                                                      ----------
Total United Kingdom                                                       8,386
                                                                      ==========
(Cost $8,392)

 UNITED STATES (i)(j) 60.0%

Asset-Backed Securities 11.7%
AFC Home Equity Loan Trust
    2.971% due 12/22/2027 (d)                          $      261            255
    2.941% due 01/25/2031 (d)                               1,221          1,219
Amresco Residential Securities Mortgage Loan Trust
    4.262% due 06/25/2029 (d)                                 315            316
Bayview Financial Acquisition Trust
    4.182% due 11/25/2030 (d)                               1,200          1,205
Citibank Credit Card Master Trust
    4.875% due 04/07/2005                             EC      800            379
Conseco Finance
    3.857% due 10/15/2031 (d)                          $      448            450
CS First Boston Mortgage Securities Corp.
    3.747% due 12/15/2030 (d)                                 558            559
First Alliance Mortgage Loan Trust
    3.287% due 12/20/2027 (d)                                 449            449
Home Loan Trust
    5.074% due 01/25/2014                                     523            528
Indymac Home Equity Loan Asset-Backed Trust
    6.200% due 06/25/2025                                     392            397
Irwin Home Equity Loan Trust
    2.820% due 11/25/2011 (d)                                 800            800
MLCC Mortgage Investors, Inc.
    3.867% due 03/15/2025 (d)                                 310            311
Nissan Auto Receivables Grantor Trust
    5.450% due 04/15/2004                                      23             23
Ocwen Mortgage Loans
    4.847% due 12/15/2031 (d)                                  85             78
Providian Gateway Master Trust
    3.707% due 03/15/2007                                   1,600          1,606
Providian Home Equity Loan Trust
    2.951% due 06/25/2025 (d)                                 359            360
PSB Lending Home Loan Owner Trust
    2,0356.830% due 05/20/2018                                  2              2
Salomon Brothers Mortgage Securities VII
    3.907% due 11/15/2029 (d)                                  99             99
United Panama Mortgage Loan Asset Backed
    3.111% due 10/25/2029 (d)                                 390            390
USAA Auto Loan Grantor Trust
    5.800% due 01/15/2005                                      67             68
                                                                      ----------
                                                                           9,494
                                                                      ==========
Convertible Bonds & Notes 0.2%
Finmeccanica SpA
    2.000% due 06/08/2005                             EC      188     $      169
                                                                      ----------
                                                                             169
                                                                      ==========

69 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                   Principal
                                                      Amount       Value
                                                      (000s)      (000s)

--------------------------------------------------------------------------------

Corporate Bonds & Notes 10.9%
Bear Stearns Co., Inc.
   4.060% due 03/28/2003 (d)                        $    380    $    379
Beckman Coulter, Inc.
   7.100% due 03/04/2003                                  22          23
Capital One Bank
   4.415% due 07/28/2003 (d)                             500         494
Coastal Corp.
   3.912% due 03/06/2002 (d)                             800         801
Finova Group, Inc.
   7.500% due 11/15/2009 (l)                             585         230
Ford Motor Credit Co.
   1.000% due 12/22/2003                     JY       14,000         118
   1.200% due 02/07/2005                              98,000         829
General Electric Finance Assurance
   1.600% due 06/20/2011                              90,000         742
General Motors Acceptance Corp.
   3.661% due 08/18/2003 (d)                        $    340         335
Household Finance Corp.
   4.025% due 08/06/2002 (d)                             230         231
J.P. Morgan & Co., Inc.
   8.381% due 02/15/2012 (d)                             100          98
Jones Intercable, Inc.
   8.875% due 04/01/2007                                  26          28
Lehman Brothers Holdings, Inc.
   4.570% due 07/15/2002 (d)                             400         402
MGM Mirage, Inc.
   6.950% due 02/01/2005                                  10          10
Pfizer, Inc.
   0.800% due 03/18/2008                     JY       69,000         579
Salomon, Inc.
   5.620% due 10/21/2002 (d)                 BP          200         294
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (d)(e)                     $  2,070       2,082
Sprint Capital Corp.
   5.875% due 05/01/2004                                  50          51
TCI Communications, Inc.
   3.785% due 04/01/2002 (d)                             300         301
Walt Disney Co.
   3.900% due 09/15/2003                                 800         798
                                                                --------
                                                                   8,825
                                                                ========

Mortgage-Backed Securities 20.6%
Bear Stearns Adjustable Rate Mortgage Trust
   5.930% due 02/25/2031 (d)                             700         709
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                 310         315
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                 177         178
   6.500% due 03/25/2029                                  10          10
Crusade Global Trust
   3.900% due 05/15/2021 (d)                           1,142       1,146
Fannie Mae
   7.000% due 02/25/2020                                  58          59
Freddie Mac
   5.000% due 01/15/2012                                 300         271
Government National Mortgage Association
   1.000% due 04/20/2028 (d)                             174         177
   4.230% due 02/16/2030 (d)                             993         997
   4.280% due 02/16/2030 (d)                           1,115       1,124
   5.250% due 06/20/2030 (d)                             830         840
   6.000% due 08/15/2028-05/20/2030 (d)(g)             2,627       1,366
   6.500% due 10/22/2031 (d)                           4,000       4,093
   7.625% due 11/20/2021 (d)                              28          29
   7.750% due 07/20/2022 (d)                             448         462
   7.750% due 09/20/2023 (d)                             263         271
   7.750% due 07/20/2025 (d)                             203         210
   7.750% due 09/20/2025 (d)                              25          26
   7.625% due 12/20/2025 (d)                              14          15
   7.750% due 09/20/2026 (d)                              15          16
   7.625% due 11/20/2026 (d)                             339         347
   7.625% due 11/20/2026 (d)                             168         173
   7.625% due 12/20/2026 (d)                              33          35
   8.500% due 10/22/2031 (d)                           1,000       1,062

Homeside Mortgage Securities Trust
   3.950% due 01/20/2027 (d)                        $    250    $    250
Puma Finance Ltd.
   4.010% due 04/15/2031 (d)(h)                          253         254
Residential Funding Mortgage Securities, Inc.
   3.965% due 05/12/2032 (d)                           1,657       1,659
SHL Corp. Ltd.
   0.761% due 12/25/2024 (d)                           5,000          42
Structured Asset Mortgage Investments, Inc.
   6.578% due 06/25/2029 (d)                             191         196
Structured Asset Securities Corp.
   3.411% due 02/25/2030 (d)                             422         422
                                                                --------
                                                                  16,754
                                                                ========

Municipal Bonds & Notes 0.3% California
State General Obligation Bonds,(FGIC
Insured), Series 1997 4.750% due 12/01/2028              300         288

U.S. Government Agencies 2.8%
Fannie Mae
   5.375% due 03/08/2004                               1,100       1,114
Federal Farm Credit Bank
   7.010% due 05/02/2003                                 500         513
Small Business Administration
   6.640% due 02/10/2011                                 600         626
                                                                --------
                                                                   2,253
                                                                ========

U.S. Treasury Obligations 12.6%
Treasury Inflation Protected
Securities (e)
     3.625% due 07/15/2002                               111         113
     3.375% due 01/15/2007 (b)                           448         461
     3.875% due 04/15/2029                               324         348
U.S. Treasury Bonds
     7.500% due 11/15/2016                             1,500       1,844
     7.125% due 02/15/2023                               600         725
     6.250% due 08/15/2023                             4,400       4,829
U.S. Treasury Strips
     0.000% due 11/15/2016 (f)                         4,400       1,891
                                                                --------
                                                                  10,211
                                                                ========
                                                       Shares
Preferred Security 0.9%
DG Funding Trust
     5.960% due 12/29/2049 (d)                            70         721
                                                                 -------
Total United States                                               48,715
(Cost $48,482)                                                   =======

   PURCHASED CALL OPTIONS 0.4%

                                                   Principal
                                                      Amount
                                                      (000s)
Eurodollar December Futures (CME)
     Strike @ 96.250 Exp. 12/16/2003          $       62,000          69
Interest Rate Swap (OTC)
     4.750% due 05/01/2004
     Strike @ 4.750 Exp. 04/29/2002                   11,800         196
Interest Rate Swap (OTC)
     4.750% due 05/01/2004
     Strike @ 4.750 Exp. 04/29/2002                    2,500          42
                                                                 -------
Total Purchased Call Options                                         307
(Cost $145)                                                      =======

   PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 93.500 Exp. 12/17/2001                  43,000           1
Eurodollar December Futures (CME)
     Strike @ 92.250 Exp. 12/17/2001                  60,000           0
Interest Rate Swap (OTC)
     7.500% due 05/01/2032
     Strike @ 7.500 Exp. 04/29/2002                      700           2
                                                                 -------
Total Purchased Put Options                                            3
(Cost $28)                                                       =======


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 61

Global Bond Fund II
September 30, 2001 (Unaudited)


                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 6.7%

   Commercial Paper 5.8%
   Becton Dickinson & Co.
     3.090% due 10/02/2001               $      1,400 $        1,400
   CDC
     3.380% due 10/01/2001                        900            900
   Fannie Mae
     3.545% due 10/18/2001                        700            699
     4.060% due 10/25/2001                        600            598
   Federal Home Loan Bank
     4.000% due 10/31/2001                        300            299
   General Electric Capital Corp.
     3.560% due 12/27/2001                        200            199
   UBS Finance, Inc.
     3.550% due 12/19/2001                        600            597
                                                              ------
                                                               4,692
                                                              ======
   Repurchase Agreement 0.3%
   State Street Bank
     2.600% due 10/01/2001                        237            237
                                                              ------
     (Dated 09/28/2001. Collateralized by
     Fannie Mae 4.450% due 06/25/2003
     valued at $246.
     Repurchase proceeds are $237.)

   U.S. Treasury Bills 0.6%
     2.600% due 10/18/2001 (g)                    550            549
                                                              ------

   Total Short-Term Instruments                                5,478
   (Cost $5,475)                                              ======

   Total Investments (a) 138.7%                       $      112,703
   (Cost $112,367)

   Written Options (c) (0.4%)                                   (309)
   (Premiums $226)

   Other Assets and Liabilities (Net)                        (31,155)
   (38.3%)                                                  ---------

   Net Assets 100.0%                                  $       81,239
                                                            =========


   Notes to Schedule of Investments (amounts in thousands):

   (a) At September 30, 2001, the net unrealized appreciation
   (depreciation) of investments based on cost for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all
   investments in which there was an excess of value
   over tax cost.                                     $        2,061

   Aggregate gross unrealized depreciation for all
   investments in which there was an excess of tax
   cost over value.                                           (1,725)
                                                            ---------

   Unrealized appreciation-net                        $          336
                                                            =========

   (b) Securities with an aggregate market value of $461 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                 # of      Unrealized
   Type                                     Contracts   (Depreciation)
   -------------------------------------------------------------------
   Government of Japan 10 Year Note                14   $         (86)
   (12/2001)
   United Kingdom 90 Day LIBOR Futures              5              (5)
                                                        --------------
   (03/2003)
                                                        $         (91)
                                                        ==============


(c) Premiums received on written options:

                                 # of
Type                         Contract     Premium       Value
--------------------------------------------------------------
Put - CME Eurodollar
December Futures
   Strike @ 95.000 Exp.
   12/17/2001                      10     $     4     $     0

Call - CBOT U.S. Treasury Note
December Futures
   Strike @ 108.000 Exp.
   11/24/2001                      61          36         105

Put - CME Eurodollar
December Futures
   Strike @ 95.500 12/17/2001      26          10           0

Put - CME Eurodollar
December Futures
   Strike @ 95.250 12/17/2001      67          27           0

Call - OTC 3 Month LIBOR Interest
   Rate Swap Strike @ 5.900 Exp.
   04/29/2002                 600,000          14          28

Call - CME Eurodollar June
   Futures Strike @ 97.250 Exp.
   06/17/2002                      62          46          41

Call - OTC 3 Month LIBOR Interest
   Rate Swap Strike @ 5.900 Exp.
   04/29/2002               2,900,000          66         134

Put - OTC 3 Month LIBOR Interest
   Rate Swap Strike @ 7.500 Exp.
   04/29/2002               1,000,000          23
                                        -----------------------
                                          $   226     $   309
                                        =======================

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

(f) Subject to financing transaction.

(g) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Restricted security.

(i) Foreign forward currency contracts outstanding at September 30, 2001:

                      Principal
                         Amount                    Unrealized
                     Covered by    Settlement   Appreciation/
Type    Currency       Contract         Month  (Depreciation)
-------------------------------------------------------------
Sell          A$          1,117       10/2001    $         39
Sell          BP          3,388       10/2001               0
Sell          C$          1,467       10/2001               9
Sell          DK          6,468       12/2001              11
Buy           EC          1,701       10/2001             (21)
Sell                     19,343       10/2001             119
Buy           H$          3,998       11/2001               1
Buy           JY         37,000       10/2001               4
Sell                    756,335       10/2001             (49)
Sell          N$          1,352       10/2001              43
Buy           SF          2,263       11/2001             (40)
Sell                      5,302       11/2001              33
Sell          SK          2,907       10/2001               8
                                                 ------------
                                                 $        157
                                                 ============

(j) Principal amount denoted in indicated currency:

         A$ - Australian Dollar
         BF - Belgian Franc
         BP - British Pound
         C$ - Canadian Dollar
         DK - Danish Krone
         DM - German Mark
         EC - Euro
         H$ - Hong Kong Dollar
         IL - Italian Lira
         JY - Japanese Yen
         N$ - New Zealand Dollar
         SF - Swiss Franc
         SK - Swedish Krona
         SP - Spanish Peseta


 6 2PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

(k) Swap agreements outstanding at September 30, 2001:

                                                           Unrealized
                                            Notional    Appreciation/
Type                                          Amount   (Depreciation)
---------------------------------------------------------------------

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                           JY 720,000     $      (8)

Receive floating rate based on
3-month H$-HIBOR and pay a fixed
rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                           H$  36,000          (486)

Receive floating rate based on
3-month H$-HIBOR and pay a fixed
rate equal to 5.729%.

Broker: Goldman Sachs
Exp. 06/01/2006                                8,500           (62)

Receive floating rate based on 3-month Canadian
Bank Bill and pay a fixed rate equal to 6.515%.

Broker: J.P. Morgan Chase & Co.
Exp. 05/10/2002                           C$   3,400           (44)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                           JY 226,000          (127)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                              232,000           (71)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2016                           EC   5,500           (13)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                4,910           (29)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2031                                1,500           (25)

Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                            $   4,600           442

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                           H$  50,000          (399)


Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                            $   6,400     $     318

Receive a fixed rate equal to 5.440% and pay a floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                  600            25

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                           H$   4,300           (28)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers
Exp. 03/15/2016                           BP   3,500             9

Receive a fixed rate equal to 5.250 % and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                               19,200            93

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                2,680            (2)

Receive a fixed rate equal to 5.250 % and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                1,300            20

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley Dean Witter
Exp. 09/15/2002                                1,300           (14)

Receive a fixed rate equal to 5.250 % and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                  400             3

Receive a fixed rate equal to 5.500 % and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 03/15/2004                                1,700            51

Receive a fixed rate equal to 5.640 % and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/05/2006                            $   1,090            54

Receive a fixed rate equal to 6.000 % and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                5,600           294


See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 63

Global Bond Fund II
September 30, 2001 (Unaudited)

Receive a fixed rate equal to 6.000 % and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                             $  3,500         $      184

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2011                               10,000               (297)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                  600                  0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                  800                  0
                                                             -----------
                                                             $     (112)
                                                             ===========


                             Fixed                             Unrealized
                            Spread          Notional        Appreciation/
Type                           (%)            Amount       (Depreciation)
-------------------------------------------------------------------------

Receive a fixed spread and pay the 5-year Swap
Spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001             0.787           $  16,600        $       12

Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001             0.675               1,500               (46)

Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001             0.896               4,000                21
                                                             -----------
                                                             $      (13)
                                                             ===========

(I) Security is in default.



64 PIMCO Funds Semi-Annual Report |9.30.01| See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
GNMA Fund
September 30, 2001 (Unaudited)

                                                 Principal
                                                    Amount            Value
                                                    (000s)            (000s)
----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 3.8%

Federal Farm Credit Bank
     5.750% due 01/18/2011                    $     1,000           $  1,036
Small Business Administration
     7.449% due 08/01/2010                            497                543
                                                                    --------
Total U.S. Government Agencies                                         1,579
(Cost $1,495)                                                       ========

  U.S. TREASURY OBLIGATIONS 1.3%

Treasury Inflation Protected Securities
     3.625% due 01/15/2008 (b)(c)                     110                114
U.S. Treasury Strips
     0.000% due 11/15/2016                          1,000                429
                                                                    --------
Total U.S. Treasury Obligations                                          543
                                                                    ========
(Cost $534)

  MORTGAGE-BACKED SECURITIES 67.8%

Collateralized Mortgage Obligations 11.0%
ABN AMRO Mortgage Corp.
     6.750% due 04/25/2029                            235                213
Fannie Mae
     7.000% due 05/25/2006                             18                 18
     6.000% due 11/18/2017                            100                101
     6.500% due 02/25/2019                            261                261
     6.500% due 09/25/2023                            299                297
Freddie Mac
     6.500% due 11/25/2023                            132                122
General Electric Capital Mortgage Services, Inc.
     6.750% due 06/25/2028                             50                 51
Government National Mortgage Association
     7.300% due 09/20/2028                          2,106              2,159
     3.940% due 08/16/2031                            967                966
Hilton Hotel Pool Trust
     1.000% due 10/01/2016                          2,972                125
Residential Accredit Loans, Inc.
     7.000% due 01/25/2028                            240                241
                                                                    --------
                                                                       4,554
                                                                    ========
Fannie Mae 0.1%
     8.271% due 03/01/2018 (d)                         36                 36
     9.000% due 07/01/2018                             23                 26
                                                                    --------
                                                                          62
                                                                    ========
Federal Housing Administration 1.6%
     7.430% due 03/01/2022                            161                163
     8.137% due 09/01/2040                            475                495
                                                                    --------
                                                                         658
                                                                    ========
Freddie Mac 0.4%
     6.598% due 06/01/2030 (d)                         91                 93
     7.050% due 05/01/2019 (d)                         53                 54
                                                                    --------
                                                                         147
                                                                    ========
Government National Mortgage Association 53.8%
     6.375% due 02/20/2018-02/20/2026 (d)(e)          563                574
     6.500% due 02/25/2018 (d)                      4,000              4,092
     7.000% due 02/22/2031 (d)                     11,000             11,423
     7.375% due 05/20/2016-06/20/2025 (d)(e)          190                195
     7.500% due 10/20/2031-10/22/2031 (d)(e)        5,371              5,608
     7.625% due 12/20/2017 (d)                         70                 73
     7.750% due 07/20/2018-08/20/2025 (d)(e)          201                208
    11.250% due 07/20/2015                            116                131
                                                                    --------
                                                                      22,304
                                                                    ========
Stripped Mortgage-Backed Securities 0.9%
Fannie Mae (IO)
     7.000% due 09/25/2021                          1,607                111
Freddie Mac (IO)
     3.975% due 07/15/2020 (d)                      3,117                111
     7.500% due 08/15/2029                            792                133
                                                                    --------
                                                                         355
                                                                    --------
Total Mortgage-Backed Securities                                      28,080
                                                                    ========
(Cost $27,851)


                                                Principal
                                                   Amount              Value
                                                   (000s)             (000s)

  ASSET-BACKED SECURITIES 5.6%

Advanta Business Card Master Trust
     5.533% due 04/20/2008 (d)                $     100             $       101
Chase Funding Mortgage Loan Asset-Backed
Certificates
     4.461% due 10/25/2030 (d)                      200                     198
Conseco Finance
     9.290% due 12/15/2029                          500                     545
CS First Boston Mortgage Securities Corp.
     4.580% due 08/25/2031 (d)                      700                     700
General Electric Capital Mortgage Services, Inc.
     7.200% due 04/25/2029                          290                     296
Indymac Home Equity Loan Asset-Backed Trust
     5.158% due 12/25/2031 (d)                      200                     200
NPF XII, Inc.
     4.303% due 10/01/2003 (d)                      300                     301
                                                                    -----------
Total Asset-Backed Securities                                             2,341
                                                                    ===========
(Cost $2,270)

  SHORT-TERM INSTRUMENTS 66.0%

Commercial Paper 61.4%
Abbey National North America
     3.470% due 10/31/2001                          500                     499
Anz, Inc.
     3.240% due  11/21/2001                       1,000                     995
CBA (de) Finance
     3.470% due 10/29/2001                          600                     598
Fannie Mae
     3.150% due 10/01/2001                       19,000                  19,000
     4.020% due 10/04/2001                          100                     100
     3.540% due 10/18/2001                          600                     599
     3.520% due 10/25/2001                          600                     599
Federal Home Loan Bank
     3.460% due 10/12/2001                          600                     599
General Electric Capital Corp.
     3.560% due 12/26/2001                          500                     497
Swedbank, Inc.
     3.510% due 10/24/2001                          500                     499
     3.570% due 11/20/2001                          300                     299
UBS Finance, Inc.
     3.240% due 11/19/2001                          400                     398
     3.420% due 12/19/2001                          200                     199
     3.550% due 12/19/2001                          200                     199
     3.360% due 12/20/2001                          400                     397
                                                                    -----------
                                                                         25,477
                                                                    ===========
Repurchase Agreement 4.6%
State Street Bank
      2.600% due 10/01/2001                       1,895                   1,895
      (Dated 09/28/2001. Collateralized by
      Fannie Mae 5.000% due 04/30/2003 valued
      at $1,933. Repurchase proceeds are $1,895.)
                                                                    -----------
Total Short-Term Instruments                                             27,372
                                                                    ===========
(Cost $27,369)

Total Investments (a) 144.5%                                        $    59,915
(Cost $59,519)

Other Assets and Liabilities (Net) (44.5%)                              (18,459)
                                                                    -----------
Net Assets 100.0%                                                   $    41,456
                                                                    ===========

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 65

GNMA Fund
September 30, 2001 (Unaudited)


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                               $   466

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                 (70)
                                                              -------
Unrealized appreciation-net                                  $   396
                                                              =======
(b) Subject to financing transaction.

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

66 PIMCO Funds Semi-Annual Report |9.30.01| See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
High Yield Fund
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 74.5%

Banking & Finance 3.8%
Americo Life, Inc.
     9.250% due 06/01/2005                              $     198    $     195
Arvin Capital
     9.500% due 02/01/2027                                 17,500       12,662
Beaver Valley Funding Corp.
     8.625% due 06/01/2007                                 14,197       15,290
     9.000% due 06/01/2017                                  9,432       10,480
Caithness Coso Funding Corp.
     6.800% due 12/15/2001                                     72           72
Choctaw Resort Development Enterprise
     9.250% due 04/01/2009                                  6,675        6,642
Finova Group, Inc.
     7.500% due 11/15/2009                                 37,175       14,587
Forest City Enterprises, Inc.
     8.500% due 03/15/2008                                 12,869       11,646
General Motors Acceptance Corp.
     4.530% due 05/16/2003 (d)                                631          626
Golden State Holdings
     7.000% due 08/01/2003                                  4,573        4,688
     7.125% due 08/01/2005                                  5,137        5,234
Hollinger Participation Trust
    12.125% due 11/15/2010                                 10,850        8,843
Presidential Life Insurance Corp.
     7.875% due 02/15/2009                                  7,451        7,406
Reliance Group Holdings, Inc.
     9.000% due 11/15/2049 (e)                              3,769          151
Trizec Finance Ltd.
    10.875% due 10/15/2005                                 13,772       14,202
                                                                     ---------
                                                                       112,724
                                                                     =========
Industrials 58.6%
360 Networks, Inc.
    13.000% due 05/01/2008 (e)                              5,740           43
    12.000% due 08/01/2009 (e)                              5,969           45
Adelphia Business Solutions, Inc.
    12.250% due 09/01/2004                                  6,379        3,604
Adelphia Communications Corp.
     7.875% due 05/01/2009                                     50           41
     9.375% due 11/15/2009                                    300          258
    10.875% due 10/01/2010                                     15           13
    10.250% due 06/15/2011                                  5,000        4,375
Airgas, Inc.
     9.125% due 10/01/2011                                  9,650        9,795
Alliant Techsystems Inc.
     8.500% due 05/15/2011                                 10,400       10,712
Allied Waste Industries, Inc.
     6.100% due 01/15/2003                                  3,234        3,236
     7.375% due 01/01/2004                                 13,910       13,771
     7.875% due 03/15/2005                                  1,578        1,628
     7.625% due 01/01/2006                                  8,204        8,040
     6.375% due 01/15/2008                                  1,100        1,032
     8.875% due 04/01/2008                                  8,000        8,200
     7.875% due 01/01/2009                                 19,910       19,412
American Airlines, Inc.
    10.610% due 03/04/2010                                    650          691
     6.978% due 04/01/2011                                  2,000        2,016
     7.858% due 10/01/2011                                  3,100        3,128
American Cellular Corp.
     9.500% due 10/15/2009                                  8,000        7,480
American Media Operation, Inc.
    10.250% due 05/01/2009                                  2,489        2,452
American Standard Cos., Inc.
     7.375% due 04/15/2005                                  2,735        2,749
     7.375% due 02/01/2008                                  2,150        2,139
     9.250% due 12/01/2016                                  1,177        1,160
AmeriGas Partners LP
    10.000% due 04/15/2006                                  9,000        9,803
    10.125% due 04/15/2007                                  5,167        5,341
     8.875% due 05/20/2011                                  1,400        1,414
AmerisourceBergen Corp.
     8.125% due 09/01/2008                                 14,200       14,733
AM-FM, Inc.
     8.750% due 06/15/2007                                  4,457        4,658
     8.125% due 12/15/2007                                  1,500        1,556
     8.000% due 11/01/2008                                  5,244        5,467
Amphenol Corp.
     9.875% due 05/15/2007                                  7,276        7,676
Archibald Candy Corp.
    10.250% due 07/01/2004                                  3,250        1,966
Arco Chemical Co.
     9.375% due 12/15/2005                                  7,375        7,619
    10.250% due 11/01/2010                                  5,400        5,716
Argosy Gaming Co.
     9.000% due 09/01/2011                                  4,800        4,800
Armkel LLC
     9.500% due 08/15/2009                                  4,300        4,375
Ball Corp.
     7.750% due 08/01/2006                                  7,854        7,893
     8.250% due 08/01/2008                                  5,500        5,528
Beckman Coulter, Inc.
     7.100% due 03/04/2003                                  9,923       10,150
     7.450% due 03/04/2008                                 12,717       13,133
     7.050% due 06/01/2026                                    275          293
Bergen Brunswig Corp.
     7.375% due 01/15/2003                                 11,125       11,327
     7.250% due 06/01/2005                                    500          510
Beverly Enterprises, Inc.
     9.000% due 02/15/2006                                 15,320       15,588
     9.625% due 04/15/2009                                  4,900        5,096
Briggs & Stratton Corp.
     8.875% due 03/15/2011                                  4,100        3,998
British Sky Broadcasting Group PLC
     7.300% due 10/15/2006                                  6,733        6,774
     8.200% due 07/15/2009                                 21,949       22,136
British Sky Broadcasting PLC
     6.875% due 02/23/2009                                 10,000        9,382
Building Materials Corp.
     7.750% due 07/15/2005                                    971          675
     8.000% due 10/15/2007                                  1,007          650
     8.000% due 12/01/2008                                  9,851        6,255
Cadmus Communications Corp.
     9.750% due 06/01/2009                                  2,250        2,194
Canadian Forest Oil Ltd.
     8.750% due 09/15/2007                                  6,172        6,018
Canwest Media, Inc.
    10.625% due 05/15/2011                                  4,000        3,960
Century Aluminum Co.
    11.750% due 04/15/2008                                  5,350        5,270
Century Communications Corp.
     9.750% due 02/15/2002                                    513          501
     0.000% due 03/15/2003                                 14,993       12,144
     9.500% due 03/01/2005                                 10,500        9,818
     8.750% due 10/01/2007                                  5,800        5,104
CF Cable TV, Inc.
     9.125% due 07/15/2007                                  9,149        9,484
Charter Communications Holdings LLC
     8.250% due 04/01/2007                                 11,995       10,796
    10.000% due 04/01/2009                                  5,347        5,173
     8.625% due 04/01/2009                                  4,594        4,123
     9.625% due 11/15/2009                                  6,900        6,590
     0.000% due 04/01/2011 (c)                              8,000        5,180
    10.000% due 05/15/2011                                  2,000        1,920
Columbus McKinnon
     8.500% due 04/01/2008                                  5,256        4,809
Consolidated Container
    10.125% due 07/15/2009                                  6,778        6,270
Constellation Brands, Inc.
     8.000% due 02/15/2008                                  6,000        6,000
     8.500% due 03/01/2009                                 10,500       10,658
Container Corp. of America
     9.750% due 04/01/2003                                    789          805
Continental Airlines, Inc.
     7.033% due 06/15/2011                                  7,900        7,148
Continental Cablevision
     9.500% due 08/01/2013                                  7,900        8,936


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 67

High Yield Fund
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
------------------------------------------------------------------------------
Crown Castle International Corp.
     0.000% due 11/15/2007 (c)                          $   1,775    $   1,385
    10.750% due 08/01/2011                                 12,755       11,766
CSC Holdings, Inc.
     9.250% due 11/01/2005                                    789          809
     9.875% due 05/15/2006                                  1,021        1,058
     7.875% due 12/15/2007                                     79           81
     7.250% due 07/15/2008                                    100           98
     8.125% due 07/15/2009                                    300          308
     7.625% due 04/01/2011                                 34,900       34,585
     9.875% due 02/15/2013                                  2,595        2,803
     9.875% due 04/01/2023                                  3,155        3,407
DaVita, Inc.
     9.250% due 04/15/2011                                    850          880
Delta Air Lines, Inc.
     9.300% due 01/02/2010                                  1,800        1,500
    10.790% due 03/26/2014                                  2,264        2,071
Diamond Cable Communication Co.
    13.250% due 09/30/2004                                  1,184          539
    11.750% due 12/15/2005                                  6,887        2,858
Dresser, Inc.
     9.375% due 04/15/2011                                 10,000       10,000
Echostar Broadband Corp.
    10.375% due 10/01/2007                                    500          508
Echostar Communications Corp.
     9.250% due 02/01/2006                                 19,727       19,480
     9.375% due 02/01/2009                                  7,454        7,324
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                  1,450        1,410
Equistar Chemicals LP
    10.125% due 09/01/2008                                  9,845        9,131
     8.750% due 02/15/2009                                  5,800        5,128
Extended Stay America, Inc.
     9.875% due 06/15/2011                                  5,700        5,073
Extendicare Health Services
     9.350% due 12/15/2007                                  1,150        1,024
Fairpoint Communications, Inc.
     9.500% due 05/01/2008                                  4,912        3,266
    10.908% due 05/01/2008 (d)                              3,550        2,250
Ferrellgas Partners LP
     9.375% due 06/15/2006                                 14,331       14,403
Fisher Scientific International
     7.125% due 12/15/2005                                 10,845       10,720
     9.000% due 02/01/2008                                 12,949       12,917
Flag Ltd.
     8.250% due 01/30/2008                                 16,991       10,449
Forest Oil Corp.
    10.500% due 01/15/2006                                  2,828        2,976
     8.000% due 06/15/2008                                  3,850        3,792
Fox/Liberty Networks LLC
     0.000% due 08/15/2007 (c)                              7,690        7,382
     8.875% due 08/15/2007                                  9,075        9,438
Garden State Newspapers
     8.750% due 10/01/2009                                  9,560        8,222
     8.625% due 07/01/2011                                  4,626        3,886
Golden Northwest Aluminum
    12.000% due 12/15/2006                                  2,450        1,103
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                                 25,606       25,542
     7.125% due 06/01/2007                                    500          484
     7.500% due 01/15/2009                                 20,207       19,401
HCA - The Healthcare Co.
     6.870% due 09/15/2003                                  1,026        1,055
     6.910% due 06/15/2005                                  2,986        3,010
     7.125% due 06/01/2006                                 12,525       12,854
     8.850% due 01/01/2007                                 16,485       18,223
     7.000% due 07/01/2007                                 18,893       18,974
     8.700% due 02/10/2010                                 13,980       15,182
     8.750% due 09/01/2010                                  3,950        4,271
     7.875% due 02/01/2011                                  1,500        1,545
     8.360% due 04/15/2024                                  4,733        4,652
     6.730% due 07/15/2045                                  3,944        4,052

HEALTHSOUTH Corp.
     8.500% due 02/01/2008                                  2,630        2,729
     7.000% due 06/15/2008                                  1,000          955
    10.750% due 10/01/2008                                    900          981
     8.375% due 10/01/2011                                 12,500       12,703
Hercules, Inc.
    11.125% due 11/15/2007                                  7,454        7,193
HMH Properties, Inc.
     7.875% due 08/01/2005                                 26,184       23,173
     8.450% due 12/01/2008                                    250          215
Hollinger International Publishing
     8.625% due 03/15/2005                                  1,948        1,824
     9.250% due 02/01/2006                                  7,879        7,377
     9.250% due 03/15/2007                                  1,737        1,626
Horseshoe Gaming Holding
     8.625% due 05/15/2009                                 15,775       15,538
Host Marriott LP
     8.375% due 02/15/2006                                 10,697        9,574
     9.250% due 10/01/2007                                  5,100        4,565
HS Resources, Inc.
     9.250% due 11/15/2006                                 16,465       17,247
Huntsman Corp.
     6.562% due 06/30/2007                                    538          423
     9.500% due 07/01/2007                                 10,218        2,504
Huntsman ICI Chemicals LLC
     7.437% due 06/30/2007                                  1,252        1,206
    10.125% due 07/01/2009                                  2,196        1,900
Huntsman Polymers Corp.
    11.750% due 12/01/2004                                  4,600        1,173
International Game Technology
     7.875% due 05/15/2004                                 12,394       12,456
     8.375% due 05/15/2009                                 18,876       19,111
ISP Holdings, Inc.
     9.750% due 02/15/2002                                  5,100        5,126
     9.000% due 10/15/2003                                 18,374       17,823
    10.250% due 07/01/2011                                  9,550        9,216
John Q. Hammons Hotels
     8.875% due 02/15/2004                                  2,784        2,464
     9.750% due 10/01/2005                                  1,633        1,462
Jones Intercable, Inc.
     8.875% due 04/01/2007                                  3,991        4,360
Jupiters Ltd.
     8.500% due 03/01/2006                                 12,400       12,090
Kmart Corp.
    12.350% due 01/01/2008 (b)                              3,680        4,215
     8.800% due 07/01/2010                                    811          798
     9.350% due 01/02/2020                                 10,203        8,672
     9.780% due 01/05/2020                                  7,552        6,325
Koninklijke KPN NV
     8.000% due 10/01/2010                                 14,200       10,966
KPNQWest BV
     8.125% due 06/01/2009                                 19,560        8,313
L-3 Communications Corp.
    10.375% due 05/01/2007                                  5,938        6,265
     8.500% due 05/15/2008                                    466          480
Lamar Media Corp.
     9.625% due 12/01/2006                                    100          101
Lear Corp.
     7.960% due 05/15/2005                                 13,015       12,848
Lenfest Communications
     8.375% due 11/01/2005                                  8,400        9,238
    10.500% due 06/15/2006                                    415          490
Level 3 Communications, Inc.
    11.000% due 03/15/2008                                  6,438        2,897
     9.125% due 05/01/2008                                 18,405        7,776
     0.000% due 12/01/2008 (c)                              5,375        1,424
     0.000% due 03/15/2010 (c)                             18,000        3,690
    11.250% due 03/15/2010                                    789          343
Leviathan Gas Corp.
    10.375% due 06/01/2009                                  4,373        4,657
Lin Television Corp.
     8.375% due 03/01/2008                                    100           90


68 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
------------------------------------------------------------------------------
Lyondell Chemical Co.
     9.625% due 05/01/2007                              $   5,674    $   5,234
     9.875% due 05/01/2007                                    900          830
Macdermid, Inc.
     9.125% due 07/15/2011                                  9,470        8,712
Mail-Well Corp.
     8.750% due 12/15/2008                                  1,000          735
Mandalay Resort Group
     6.750% due 07/15/2003                                 18,177       16,541
     9.250% due 12/01/2005                                  4,812        4,403
     6.450% due 02/01/2006                                     79           76
    10.250% due 08/01/2007                                    198          183
     6.700% due 11/15/2096                                  1,500        1,497
Manor Care, Inc.
     8.000% due 03/01/2008                                  7,655        7,913
Marsh Supermarkets, Inc.
     8.875% due 08/01/2007                                  5,916        5,709
McLeodUSA, Inc.
     0.000% due 03/01/2007 (c)                             17,064        5,290
     8.375% due 03/15/2008                                  4,023        1,026
     9.500% due 11/01/2008                                 14,997        3,974
    11.375% due 01/01/2009                                    250           74
     8.125% due 02/15/2009                                  2,715          686
    11.500% due 05/01/2009                                    789          225
Mediacom LLC
     9.500% due 01/15/2013                                    575          574
Metromedia Fiber Network, Inc.
    10.000% due 11/15/2008                                 18,051        2,256
    10.000% due 12/15/2009                                  6,910          864
MGM Mirage, Inc.
     6.950% due 02/01/2005                                 27,393       27,656
     8.500% due 09/15/2010                                 15,500       14,975
     8.375% due 02/01/2011                                  1,500        1,358
Midwest Generation LLC
     8.300% due 07/02/2009                                  1,750        1,705
Millenium America, Inc.
     9.250% due 06/15/2008                                    875          827
Mirage Resorts, Inc.
     6.625% due 02/01/2005                                  2,761        2,758
     7.250% due 10/15/2006                                  3,556        3,246
Mohegan Tribal Gaming Authority
     8.125% due 01/01/2006                                  2,650        2,677
Netia Holdings SA SP - ADR
    10.250% due 11/01/2007                                  3,400          289
Newpark Resources, Inc.
     8.625% due 12/15/2007                                  8,870        8,183
Nextel Communications, Inc.
     0.000% due 09/15/2007 (c)                              6,950        4,187
     9.375% due 11/15/2009                                  4,083        2,542
Nextel Partners, Inc.
     0.000% due 02/01/2009 (c)                             11,013        5,424
    11.000% due 03/15/2010                                  2,958        1,960
Nextlink Communications, Inc.
     9.625% due 10/01/2007                                  7,099        1,313
    10.500% due 12/01/2009                                  6,837        1,265
NL Industries, Inc.
    11.750% due 10/15/2003                                  1,135        1,146
NTL, Inc.
    12.750% due 04/15/2005                                    553          307
Octel Developments PLC
    10.000% due 05/01/2006                                  1,499        1,536
Omnicare, Inc.
     8.125% due 03/15/2011                                 16,840       17,472
Orion Network Systems, Inc.
    11.250% due 01/15/2007                                 10,335        3,824
Owens & Minor, Inc.
     8.500% due 07/15/2011                                  3,700        3,839
P&L Coal Holdings
     8.875% due 05/15/2008                                 12,074       12,496
Park Place Entertainment Corp.
     7.875% due 12/15/2005                                  1,000          953
     8.875% due 09/15/2008                                  4,883        4,651
     8.125% due 05/15/2011                                  8,000        7,360
Petroleos Mexicanos
     6.905% due 07/15/2005 (d)                             10,000       10,038
Piedmont Aviation, Inc.
    10.200% due 01/15/2005                                  1,163          874
    10.250% due 03/28/2005                                    571          421
     9.900% due 11/08/2006                                  1,216          833
Pioneer National Resources Co.
     8.875% due 04/15/2005                                 15,853       17,249
     8.250% due 08/15/2007                                  8,577        8,875
     6.500% due 01/15/2008                                  5,482        5,138
Price Communications Wireless, Inc.
     9.125% due 12/15/2006                                 15,467       15,854
Pride International, Inc.
     9.375% due 05/01/2007                                 14,586       15,060
Primedia, Inc.
    10.250% due 06/01/2004                                  3,155        2,855
     8.500% due 02/01/2006                                  6,671        5,504
     7.625% due 04/01/2008                                  6,507        4,913
     8.875% due 05/15/2011                                  8,050        6,078
PSS World Medical, Inc.
     8.500% due 10/01/2007                                  9,425        8,624
Quebecor Media, Inc.
    11.125% due 07/15/2011                                 18,350       18,258
R & B Falcon Corp.
     9.125% due 12/15/2003                                  1,250        1,306
R.H. Donnelly, Inc.
     9.125% due 06/01/2008                                  5,455        5,482
Racers
     8.375% due 10/01/2007                                 21,206       17,894
Renaissance Media Group
     0.000% due 04/15/2008 (c)                             16,960       13,314
Rogers Cablesystems Ltd.
    10.000% due 03/15/2005                                  4,000        4,280
Rogers Cantel, Inc.
     8.300% due 10/01/2007                                  3,524        3,339
     8.800% due 10/01/2007                                  2,315        2,147
     9.375% due 06/01/2008                                 30,824       30,208
Rural Cellular Corp.
     9.625% due 05/15/2008                                  9,502        9,264
Safety-Kleen Corp.
     9.250% due 06/01/2008 (e)                             22,459            2
     9.250% due 05/15/2009 (e)                             11,042            1
SC International Services, Inc.
     9.250% due 09/01/2007                                 15,020       11,791
Scotia Pacific Co. LLC
     7.710% due 01/20/2014                                    142          114
Select Medical Corp.
     9.500% due 06/15/2009                                  2,000        1,890
Silgan Holdings, Inc.
     9.000% due 06/01/2009                                  7,556        7,480
Smith's Food & Drug Centers, Inc.
     8.640% due 07/02/2012                                    222          246
Starwood Hotels & Resorts
     6.330% due 02/23/2003                                 10,250        9,968
     6.750% due 11/15/2005                                  1,900        1,727
Station Casinos, Inc.
     9.750% due 04/15/2007                                  5,403        4,998
     8.375% due 02/15/2008                                  3,200        3,024
     8.875% due 12/01/2008                                  2,071        1,812
     9.875% due 07/01/2010                                    789          718
Stone Container Corp.
     7.312% due 10/01/2005                                  1,116        1,116
    11.500% due 08/15/2006                                  2,476        2,612
Synder Oil Corp.
     8.750% due 06/15/2007                                  3,250        3,413
Telecorp PCS, Inc.
    10.625% due 07/15/2010                                 11,338       10,034
Telewest Communications PLC
    11.000% due 10/01/2007                                  7,999        5,119
     0.000% due 04/15/2009 (c)                              3,546        1,268
Tembec Industries, Inc.
     8.625% due 06/30/2009                                  1,300        1,320
     8.500% due 02/01/2011                                  9,550        9,693


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 69

High Yield Fund
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
------------------------------------------------------------------------------
Tenet Healthcare Corp.
     8.625% due 01/15/2007                              $  10,385  $    10,930
     8.125% due 12/01/2008                                 15,400       16,517
Time Warner Telecom, Inc.
    10.125% due 02/01/2011                                  5,450        3,570
Triad Hospitals, Inc.
     8.750% due 05/01/2009                                  2,700        2,781
    11.000% due 05/15/2009                                  3,213        3,478
Tritel PCS, Inc.
    10.375% due 01/15/2011                                 14,750       12,611
U.S. Airways, Inc.
     9.625% due 09/01/2003                                 21,663       22,251
     9.330% due 01/01/2006                                  3,785        3,806
United Pan-Europe Communications NV
    10.875% due 11/01/2007                                  1,750          245
     0.000% due 02/01/2009 (c)                              6,502          878
    10.875% due 08/01/2009                                      0            0
     0.000% due 11/01/2009 (c)                              5,000          325
Univision Communications, Inc.
     7.850% due 07/15/2011                                 16,450       17,029
Vintage Petroleum, Inc.
     9.000% due 12/15/2005                                  9,311        9,497
     9.750% due 06/30/2009                                  2,009        2,114
     7.875% due 05/15/2011                                  5,400        5,373
VoiceStream Wireless Corp.
    10.375% due 11/15/2009                                  3,155        3,565
Waste Management, Inc.
     6.375% due 12/01/2003                                  2,925        3,016
     7.000% due 05/15/2005                                    513          539
     7.375% due 08/01/2010                                  3,925        4,124
WCG Corp.
     8.250% due 03/15/2004                                 17,625       18,006
Western Gas Resources, Inc.
    10.000% due 06/15/2009                                  5,700        5,843
Williams Communications Group, Inc.
    10.700% due 10/01/2007                                  7,493        3,147
    10.875% due 10/01/2009                                  3,092        1,299
    11.875% due 08/01/2010                                  4,000        1,680
World Color Press, Inc.
     8.375% due 11/15/2008                                    513          538
     7.750% due 02/15/2009                                  7,546        7,664
XO Communications, Inc.
     0.000% due 06/01/2009 (c)                                800           68
     0.000% due 12/01/2009 (c)                              5,000          425
XTO Energy Inc.
     9.250% due 04/01/2007                                  1,136        1,176
     8.750% due 11/01/2009                                  3,800        3,895
Young Broadcasting, Inc.
     9.000% due 01/15/2006                                 11,440        9,552
     8.750% due 06/15/2007                                    127          105
    10.000% due 03/01/2011                                 10,425        8,340
                                                                   -----------
                                                                     1,734,602
                                                                   ===========
Utilities 12.1%
AES Corp.
     8.750% due 12/15/2002                                  3,000        2,955
     8.750% due 06/15/2008                                  1,800        1,562
     9.500% due 06/01/2009                                 17,194       15,131
     9.375% due 09/15/2010                                 14,815       12,815
     8.875% due 02/15/2011                                  8,200        6,970
AT&T Canada, Inc.
     0.000% due 06/15/2008 (c)                             25,094        8,536
    10.625% due 11/01/2008                                  4,572        2,512
AT&T Wireless Services, Inc.
     7.875% due 03/01/2011                                 14,750       15,837
Azurix Corp.
    10.375% due 02/15/2007                                  7,544        7,506
Calpine Corp.
     7.625% due 04/15/2006                                  4,925        4,856
     8.750% due 07/15/2007                                 19,441       19,414
     7.875% due 04/01/2008                                  7,248        6,955
     8.500% due 05/01/2008                                 28,500       27,863
     7.750% due 04/15/2009                                    789          744
     8.625% due 08/15/2010                                    150          147
     8.500% due 02/15/2011                                  2,200        2,136
Carolina Power & Light Energy, Inc.
     4.225% due 07/29/2002 (d)                              2,288        2,277
Citizens Communications Co.
     8.500% due 05/15/2006                                  9,400       10,138
     7.625% due 08/15/2008                                  4,170        4,264
     9.250% due 05/15/2011                                  4,000        4,429
CMS Energy Corp.
     8.125% due 05/15/2002                                  3,579        3,605
     6.750% due 01/15/2004                                  4,492        4,362
     7.000% due 01/15/2005                                 10,637       10,647
     9.875% due 10/15/2007                                  6,113        6,327
     8.900% due 07/15/2008                                  5,000        5,004
     7.500% due 01/15/2009                                  3,800        3,598
     8.500% due 04/15/2011                                  7,750        7,586
Commonwealth Edison Co.
     6.625% due 12/31/2004                                  2,000        1,995
El Paso Energy Corp.
     8.500% due 06/01/2011                                  8,950        9,040
France Telecom
     7.750% due 03/01/2011                                 16,700       17,775
Hanover Equipment Trust
     8.500% due 09/01/2008                                  7,525        7,581
Insight Midwest LP
    10.500% due 11/01/2010                                  3,000        3,150
Key Energy Services, Inc.
     8.375% due 03/01/2008                                  4,620        4,528
LIN Television Corp.
     8.000% due 01/15/2008                                 18,300       17,568
Mastec, Inc.
     7.750% due 02/01/2008                                  6,150        5,012
Mediacom Broadband LLC
    11.000% due 07/15/2013                                 16,020       16,421
Mission Energy Holding Co.
    13.500% due 07/15/2008                                  6,750        6,851
Niagara Mohawk Power Co.
     0.000% due 07/01/2010                                 16,700       15,696
NRG Northeast Generating LLC
     8.842% due 12/15/2015                                  1,400        1,543
Pogo Producing Co.
     8.250% due 04/15/2011                                  5,950        5,905
Rocky River Realty
     8.810% due 04/14/2007 (b)                              2,620        2,939
Rogers Communications
     9.125% due 01/15/2006                                  4,000        3,990
SESI, LLC
     8.875% due 05/15/2011                                 10,100        9,292
Telewest Credit Links
    10.875% due 02/07/2005                                 16,000       15,543
Williams Cos., Inc.
     4.570% due 11/15/2001 (d)                              4,812        4,819
Wilmington Trust Co. - Tucson Electric
    10.210% due 01/01/2009 (b)                                500          566
    10.732% due 01/01/2013 (b)                              7,015        8,227
                                                                   -----------
                                                                       356,617
                                                                   -----------
Total Corporate Bonds & Notes                                        2,203,943
                                                                   ===========
(Cost $2,489,701)

  MORTGAGE-BACKED SECURITIES 4.0%

Collateralized Mortgage Obligations 2.2%
LTC Commercial Corp.
     9.200% due 08/04/2023                                  2,235        2,017
     7.970% due 04/15/2028                                  3,993        3,818
NationsBanc Mortgage Capital Corp.
     8.035% due 05/25/2028                                  3,035        2,750
Red Mountain Funding Corp.
     9.150% due 11/28/2027                                  4,517        3,045
Resolution Trust Corp.
     6.900% due 02/25/2027                                  3,215        3,191
Sasco Floating Rate Commercial Mortgage Trust
     4.130% due 04/25/2003 (d)                             23,504       23,521
Washington Mutual, Inc.
     6.398% due 10/25/2039                                 25,000       25,940
                                                                   -----------
                                                                        64,282
                                                                   ===========


70 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                            Principal
                                               Amount         Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Fannie Mae 1.8%
        6.000% due 10/18/2016           $      52,000     $   52,861
                                                            --------

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
        7.000% due 07/25/2008                   1,082            133
        7.000% due 04/25/2019                   3,558             93
        7.000% due 12/25/2021                   1,729            165
                                                            --------
                                                                 391
                                                            --------
Total Mortgage-Backed Securities                             117,534
                                                            ========
(Cost $116,594)

   ASSET-BACKED SECURITIES 7.5%

Acterna LLC
        5.841% due 09/01/2007                   1,465          1,304
Adelphia Communications Corp.
        6.790% due 10/01/2002                   4,500          4,402
Airplanes Pass Through Trust
       10.875% due 03/15/2019                  21,515         11,138
Airtrust
        0.000% due 06/01/2013                   8,777          3,160
Allied Waste Industries, Inc.
        5.562% due 07/30/2006                   1,824          1,805
        6.125% due 07/30/2006                   8,056          7,972
        6.375% due 07/21/2007                     912            902
        5.812% due 07/30/2007 (d)                 913            904
        6.187% due 07/30/2007 (d)               4,559          4,511
        6.375% due 07/30/2007 (d)               3,191          3,158
        6.625% due 07/30/2007 (d)               2,280          2,256
Charter Commercial Holdings LLC
        6.210% due 03/31/2008                  23,000         22,336
Conseco Finance
        9.300% due 10/15/2030                   8,000          8,742
Continental Airlines, Inc.
        4.038% due 07/30/2004                   9,930          9,541
Da Vita
        7.000% due 04/30/2006                   1,975          1,986
Emmis Communications Corp.
        6.562% due 08/31/2009                   8,233          8,018
Flag Ltd.
        5.625% due 03/31/2006                   2,292          2,188
Global Crossing Holding Ltd.
        6.460% due 08/15/2006                   3,000          2,549
Green Tree Financial Corp.
        8.000% due 07/15/2018                   6,000          5,213
Greif
        6.950% due 03/15/2008                       4              4
Huntsman Corp.
        9.500% due 07/31/2004                     787            627
        9.500% due 06/30/2005                   3,049          2,302
        9.571% due 06/30/2005                     102             77
        9.500% due 06/30/2005                   1,052            794
        5.750% due 06/30/2007                     659            635
       10.250% due 07/01/2007                   5,000          4,959
Impress Metal
        6.961% due 12/01/2006                   1,010            929
Insight Midwest
        6.562% due 12/15/2009                   7,000          6,995
Island Inland Co.
        9.508% due 07/09/2003                   3,000          2,325
Kinetic Concepts, Inc.
        5.960% due 12/31/2004                   3,028          3,015
Lyondell Petroleum
       10.495% due 05/17/2006                   2,000          2,032
Mission Energy
       11.290% due 07/25/2006                   1,000            995
Nextel Communications, Inc.
        6.562% due 03/31/2008                  12,169         10,668
OM Group
        6.570% due 03/31/2007                   2,000          1,980
SPX Corp.
        9.400% due 06/14/2005                  15,400         16,044
Stone Container Corp.
        7.125% due 04/01/2003 (d)               1,466          1,467
        7.125% due 10/01/2003 (d)               9,652          9,655
        7.125% due 10/01/2005 (d)               1,114          1,111
Suiza Foods
        7.875% due 07/15/2008                   5,000          5,022
Timber Corp.
        4.830% due 11/30/2001                  47,300         47,300
Triad Hospitals, Inc.
        6.530% due 04/30/2003                   1,054          1,055
                                                             -------
Total Asset-Backed Securities                                222,076
                                                             =======
(Cost $235,851)

   SOVEREIGN ISSUES 0.6%

Republic of Egypt
        8.750% due 07/11/2011                  11,250         10,041
United Mexican States
     10.375% due 02/17/2009                     6,500          7,187
                                                             -------
Total Sovereign Issues                                        17,228
                                                             =======
(Cost $18,564)

   CONVERTIBLE BONDS & NOTES 2.7%

Health Care 0.9%
Omnicare, Inc.
        5.000% due 12/01/2007                   8,200          7,288
Tenet Healthcare Corp.
        6.000% due 12/01/2005                   3,664          3,328
Total Renal Care Holdings
        7.000% due 05/15/2009                  15,953         15,155
                                                             -------
                                                              25,771
                                                             =======
Industrial 1.6%
American Tower Corp.
        5.000% due 02/15/2010                  15,100         10,966
Mail-Well, Inc.
        5.000% due 11/01/2002                   6,650          5,952
Pride International, Inc.
        0.000% due 04/24/2018                  14,000          6,020
Waste Management, Inc.
        4.000% due 02/01/2002                  24,338         24,338
                                                             -------
                                                              47,276
                                                             =======
Utilities 0.2%
Nextel Communications, Inc.
        5.250% due 01/15/2010                   5,500          2,812
Rogers Communication, Inc.
        2.000% due 11/26/2005                   4,500          3,443
                                                             -------
                                                               6,255
                                                             -------
Total Convertible Bonds & Notes                               79,302
                                                             =======
(Cost $79,081)

   PREFERRED STOCK 2.9%

                                               Shares
Adelphia Communications Corp.
     13.000% due 07/15/2009                     9,000            767
CSC Holdings, Inc.
     11.125% due 04/01/2008                   161,572         16,521
Fresenius Medical Care
        7.875% due 02/01/2008                  27,675         27,467
        9.000% due 12/01/2006                  34,025         34,791
        7.875% due 06/15/2011               1,000,000            995
Newscorp Overseas Ltd.
        8.625% due 12/31/2049                 105,100          2,533
Primedia, Inc.
        4.200% due 11/01/2009                  55,300          2,226
        8.625% due 04/01/2010                  39,500          1,590
                                                             -------
Total Preferred Stock                                         86,890
                                                             =======
(Cost $94,251)


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 71

High Yield Fund
September 30, 2001 (Unaudited)


                                                      Principal
                                                         Amount         Value
                                                         (000s)        (000s)
-----------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 7.8%

Commercial Paper 7.6%
CDC
  3.380% due 10/01/2001                           $      95,000  $     95,000
Fannie Mae
  4.005% due 11/01/2001                                  20,000        19,931
  3.630% due 12/27/2001                                   7,500         7,453
  3.540% due 01/03/2002                                   5,200         5,165
Federal Home Loan Bank
  4.000% due 10/31/2001                                  10,000         9,966
General Electric Capital Corp.
  3.860% due 10/02/2001                                  13,500        13,499
  3.500% due 12/27/2001                                  26,300        26,135
  3.600% due 12/28/2001                                   5,400         5,366
Swedbank, Inc.
  3.550% due 10/24/2001                                  10,500        10,476
UBS Finance, Inc.
  3.870% due 10/02/2001                                   7,800         7,799
  3.510% due 12/20/2001                                  24,300        24,162
                                                                 ------------
                                                                 $    224,952
                                                                 ============
Repurchase Agreement 0.2%
State Street Bank
  2.600% due 10/01/2001                                   7,000         7,000
  (Dated 09/28/2001. Collateralized by Federal Farm
  Credit Bank 5.450% due 01/23/2003 valued at $7,145.
  Repurchase proceeds are $7,002.)
                                                                 ------------
Total Short-Term Instruments                                     $    231,952
                                                                 ============
(Cost $231,798)

Total Investments (a) 100.0%                                     $  2,958,925
(Cost $3,265,840)
Other Assets and Liabilities (Net) (0.0%)                                (990)
                                                                 ------------
Net Assets 100.0%                                                $  2,957,935
                                                                 ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                        $     40,532

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                     (347,447)
                                                                 ------------

Unrealized depreciation-net                                      $   (306,915)
                                                                 ============

 (b) Restricted security.

 (c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at September 30, 2001:

                        Principal
                           Amount
                       Covered by      Settlement    Unrealized
Type     Currency        Contract           Month  Appreciation
---------------------------------------------------------------
Sell           EC           2,270         10/2001  $         14
                                                   ------------

(g) Principal amount denoted in indicated currency:

        EC - Euro


 72 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
Long-Term U.S. Government Fund
September 30, 2001 (Unaudited)

                                         Principal
                                            Amount          Value
                                            (000s)         (000s)
-----------------------------------------------------------------
CORPORATE BONDS & NOTES 7.4%

Banking & Finance 5.0%
Associates Corp. of North America
  5.800% due 04/20/2004              $       2,500  $       2,609
Bank One Corp.
  3.750% due 05/07/2002 (d)                  2,400          2,401
Bankunited FSB
  5.400% due 02/02/2004                      2,000          2,067
Countrywide Home Loans
  6.850% due 06/15/2004                      1,500          1,603
Ford Motor Credit Co.
  4.260% due 06/02/2003 (d)                  1,900          1,880
Goldman Sachs Group, Inc.
  4.310% due 01/14/2002 (d)                  3,000          3,006
Morgan Stanley, Dean Witter & Co.
  3.960% due 04/22/2004 (d)                  2,500          2,509
National Rural Utilities Cooperative
Finance Corp.
  3.657% due 07/17/2003 (d)                  5,000          5,003
Postal Square LP
  6.500% due 06/15/2022                      1,863          2,055
Washington Mutual Capital I
  4.380% due 05/14/2004 (d)                  5,000          5,010
                                                    --------------
                                                           28,143
                                                    ==============
Industrials 1.9%
DaimlerChrysler North America
Holding Corp.
  7.750% due 05/27/2003                      5,000          5,260
  4.441% due 08/16/2004 (d)                  3,000          2,942
Ford Motor Co.
  7.450% due 07/16/2031                      2,800          2,644
                                                    --------------
                                                           10,846
                                                    ==============
Utilities 0.5%
Scana Corp.
  4.420% due 07/15/2002 (d)                  2,000          2,002
WorldCom, Inc.
  4.305% due 11/26/2001 (d)                    700            701
                                                    --------------
                                                            2,703
                                                    --------------
Total Corporate Bonds & Notes                              41,692
                                                    ==============
(Cost $41,020)

MUNICIPAL BONDS & NOTES 0.8%

California 0.8%
Kern County California Pension
 Obligation Revenue Bonds,
(MBIA Insured), Series 1995
  7.260% due 08/15/2014                      3,900          4,350
                                                    --------------
Total Municipal Bonds & Notes                               4,350
                                                    ==============
(Cost $4,068)

U.S. GOVERNMENT AGENCIES 22.6%

Fannie Mae
  6.850% due 11/06/2003                      4,000          4,017
  5.375% due 03/08/2004                     20,000         20,254
  6.130% due 06/03/2004                        300            306
  6.470% due 04/15/2009                      1,000          1,017
  7.250% due 01/15/2010                      3,800          4,359
  7.125% due 01/15/2030                        580            658
Federal Farm Credit Bank
  5.750% due 01/18/2011                      9,300          9,646
  6.000% due 03/07/2011                     20,000         21,107
Federal Home Loan Bank
  6.750% due 02/01/2002                      8,100          8,212
  5.950% due 12/10/2008                        250            252
  6.410% due 09/30/2013                        500            504
  6.650% due 10/21/2013                        300            301
Resolution Funding Strip
  0.000% due 10/15/2020                    124,900         39,773
  0.000% due 01/15/2030                      5,000            987
Tennessee Valley Authority
  7.140% due 05/23/2012                      4,000          4,455
  7.125% due 05/01/2030                     10,000         11,167
                                                    --------------
Total U.S. Government Agencies                            127,015
                                                    ==============
(Cost $123,535)

U.S. TREASURY OBLIGATIONS 18.5%

Treasury Inflation Protected
Securities (f)
     3.625% due 07/15/2002 (b)       $       7,315  $       7,443
     3.625% due 01/15/2008                  16,481         17,104
     3.625% due 04/15/2028                   3,292          3,382
     3.875% due 04/15/2029                   2,159          2,319
U.S. Treasury Bonds
  14.000% due 11/15/2011 (g)                10,000         14,580
     6.250% due 08/15/2023 (g)              41,950         46,034
     6.000% due 02/15/2026 (g)               7,700          8,217
U.S. Treasury Strips
     0.000% due 11/15/2016                  11,800          5,070
                                                    --------------
Total U.S. Treasury Obligations                           104,149
                                                    ==============
(Cost $101,090)

MORTGAGE-BACKED SECURITIES 43.0%

Collateralized Mortgage Obligations
 23.5%
Bank of America Mortgage Securities,
  Inc.
     7.250% due 02/25/2031                   2,086          2,163
Bear Stearns Mortgage Securities,
Inc.
     7.100% due 06/25/2024                     385            380
     6.887% due 06/25/2030 (d)                 673            668
California Federal Bank
     6.672% due 08/25/2030 (d)                 446            458
Chase Mortgage Finance Corp.
     8.256% due 04/25/2025 (d)                 255            260
Countrywide Funding Corp.
     6.500% due 01/25/2009                     349            355
     7.000% due 05/25/2024                   8,000          8,026
Discover Card Master Trust I
     6.792% due 04/16/2010                     351            363
Fannie Mae
     6.250% due 12/25/2013                      84             86
     3.261% due 10/25/2017 (d)               2,459          2,480
     7.000% due 02/25/2020                     895            905
     6.950% due 07/25/2020                   1,028          1,061
     8.000% due 03/25/2022                       2              2
     7.000% due 04/25/2022                     942          1,020
     7.000% due 06/25/2022                     454            474
     7.800% due 10/25/2022                     330            351
     7.000% due 10/25/2022                   1,757          1,829
     7.000% due 05/25/2023                      72             73
     6.900% due 05/25/2023                     704            716
     7.000% due 05/25/2023                   1,433          1,507
     7.000% due 06/25/2023                     605            632
     7.000% due 07/25/2023                      60             62
     6.500% due 08/25/2023                     866            883
     6.000% due 08/25/2023                     150            130
     4.500% due 10/25/2023                     291            193
     6.500% due 11/25/2023                   2,000          2,014
     6.500% due 12/25/2023                   4,108          3,844
     7.000% due 12/25/2023                   1,718          1,829
     6.500% due 01/25/2024                   1,583          1,599
     6.500% due 02/25/2024                     325            321
     6.000% due 05/17/2027                   2,500          2,439
     7.000% due 05/18/2027                   1,716          1,733
First Boston Mortgage Securities
Corp.
     7.300% due 07/25/2023                   1,607          1,658
Freddie Mac
     9.500% due 01/15/2005                      14             14
     8.000% due 02/15/2015                     461            498
     6.000% due 01/15/2019                   4,600          4,631
     4.250% due 12/15/2021                     317            318
     7.000% due 07/15/2022                   1,189          1,237
     7.000% due 05/15/2023                     290            301
     7.000% due 08/15/2023                     360            375
     7.000% due 09/15/2023                     874            907
     6.250% due 09/15/2023                   5,000          5,159
     7.410% due 10/25/2023                     999          1,022
     6.500% due 11/15/2023                   5,700          5,373
     6.000% due 11/15/2023                   1,039          1,011
     6.500% due 11/25/2023                     645            637
     6.250% due 12/15/2023                     545            531
     6.500% due 12/15/2023                   1,121          1,120
     7.000% due 01/15/2024                     108            111

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 73

Long-Term U.S. Government Fund
September 30, 2001 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
   7.500% due 01/20/2024                $         131  $         131
   6.500% due 02/15/2024                          209            210
   6.500% due 03/15/2024                        1,242          1,256
   6.500% due 12/15/2024                          695            697
   7.500% due 02/15/2025                          853            860
   6.500% due 11/15/2027                        1,265          1,154
   6.500% due 01/15/2028                        5,073          5,070
   6.500% due 03/15/2029                          281            292
   6.000% due 05/15/2029                          115            101
   7.000% due 10/15/2030                        9,000          9,470
General Electric Capital Mortgage
 Services, Inc.
   9.000% due 10/25/2023                          100            104
   6.500% due 11/25/2023                        3,000          2,991
   6.500% due 01/25/2024                        4,921          4,765
   6.500% due 03/25/2024                          965            978
   7.000% due 10/25/2027                          162            162
   6.650% due 05/25/2028                        3,818          3,868
German American Capital Corp.
   7.000% due 08/12/2010 (d)                    3,000          3,277
Government National Mortgage
 Association
   7.000% due 03/16/2029                          298            280
Independent National Mortgage Corp.
   9.329% due 01/25/2025 (d)                       15             15
   6.930% due 05/25/2026                           12             12
Mellon Residential Funding Corp.
   6.459% due 07/25/2029 (d)                       35             35
Merrill Lynch Mortgage Investors,
 Inc.
   6.050% due 10/15/2008                        2,004          2,038
Norwest Asset Securities Corp.
   6.750% due 07/25/2028                        3,000          2,951
   6.750% due 10/25/2028                          967          1,000
PNC Mortgage Securities Corp.
   7.500% due 01/25/2015                        1,662          1,747
   7.500% due 02/25/2027                        1,754          1,825
   6.750% due 04/25/2028                        3,000          3,077
   4.075% due 12/25/2030 (d)                    4,172          4,178
Prudential Home Mortgage Securities
   6.950% due 09/25/2023                           75             72
   6.500% due 11/25/2023                          102             96
   6.500% due 01/25/2024                        1,480          1,473
   8.000% due 06/25/2024                          468            489
Residential Accredit Loans, Inc.
   7.000% due 02/25/2028                        2,000          2,082
Residential Funding Mortgage
 Securities I
   8.204% due 03/25/2025 (d)                       29             29
   7.750% due 09/25/2026                        1,100          1,113
   7.500% due 04/25/2027                        2,395          2,447
   7.500% due 11/25/2030                        4,253          4,351
Resolution Trust Corp.
   6.745% due 05/25/2029 (d)                      565            549
   4.625% due 09/25/2029 (d)                      602            603
Vendee Mortgage Trust
   6.500% due 06/15/2024                        2,400          2,392
                                                       --------------
                                                             131,999
                                                       ==============
Fannie Mae 5.4%
   6.470% due 08/01/2026 (d)                      153            154
   6.500% due 05/01/2003-07/01/2005 (e)         4,572          4,688
   6.590% due 08/01/2026 (d)                       79             79
   6.626% due 12/01/2027 (d)                    1,573          1,632
   6.969% due 11/01/2023 (d)                    1,956          2,010
   7.000% due 03/01/2004-03/01/2009 (e)        11,453         11,889
   7.249% due 10/01/2024 (d)                    1,270          1,303
   7.326% due 02/01/2028 (d)                      235            242
   7.383% due 01/01/2026 (d)                      611            641
   7.477% due 05/01/2025 (d)                    1,053          1,105
   7.500% due 02/01/2004-10/01/2004 (e)         2,083          2,152
   7.600% due 10/01/2024 (d)                       45             45
   8.057% due 04/01/2028 (d)                    1,816          1,872
   8.500% due 04/01/2028                        1,328          1,423
   9.000% due 08/01/2021-06/01/2027 (e)         1,240          1,354
                                                       --------------
                                                              30,589
                                                       ==============
Federal Housing Administration 4.8%
   6.896% due 07/01/2020                 $      3,354 $        3,348
   7.000% due 11/25/2019                        3,811          3,739
   7.400% due 12/18/2018                        1,518          1,563
   7.421% due 11/01/2019                           91             92
   7.430% due 08/01/2019-06/01/2024 (e)        18,260         18,520
                                                       --------------
                                                              27,262
                                                       ==============
Freddie Mac 2.6%
   6.368% due 01/01/2028 (d)                    1,952          2,007
   6.733% due 09/01/2027 (d)                    2,770          2,868
   6.941% due 01/01/2028 (d)                    1,277          1,325
   7.000% due 07/01/2002                          478            488
   7.444% due 10/01/2026 (d)                      350            355
   7.450% due 03/25/2022                        1,429          1,452
   7.453% due 02/01/2028 (d)                    1,317          1,381
   7.468% due 12/01/2024 (d)                      895            929
   7.500% due                                   1,736          1,768
   06/01/2004-10/01/2004 (e)
   8.000% due 05/01/2004                        1,749          1,790
   8.156% due 05/01/2022 (d)                       80             82
   8.279% due 06/01/2022 (d)                       44             45
                                                       --------------
                                                              14,490
                                                       ==============
Government National Mortgage Association
 5.9%
   6.375% due                                   6,396          6,525
   02/20/2017-01/20/2028 (d)(e)
   6.500% due 05/20/2030 (d)                   11,203         11,363
   6.800% due 10/15/2030                        1,987          2,100
   7.125% due 10/20/2026 (d)                       38             39
   7.375% due                                   3,352          3,431
   04/20/2017-04/20/2027 (d)(e)
   7.625% due                                   4,649          4,804
   12/20/2017-11/20/2027 (d)(e)
   7.750% due                                   4,745          4,891
   09/20/2017-09/20/2026 (d)(e)
                                                       --------------
                                                              33,153
                                                       ==============
Stripped Mortgage-Backed Securities 0.8%
Fannie Mae (IO)
   6.500% due 02/25/2007                           27              1
   6.500% due 07/25/2007                          166              3
 1197.96% due 08/25/2007                            4             92
1014.600% due 09/25/2007                            3             49
   6.500% due 08/25/2020                           88              4
   6.750% due 06/25/2021                        1,247             30
   6.500% due 09/25/2021                          277             24
   7.000% due 12/25/2021                          110             10
Fannie Mae (PO)
   0.000% due 03/25/2009                        2,944          2,560
   0.000% due 09/25/2023                        1,438          1,318
Freddie Mac (IO)
   7.000% due 03/15/2003                          572             25
   6.500% due 11/15/2003                        1,124             72
   6.500% due 10/15/2006                           52              1
 819.100% due 02/15/2007                            3             36
   7.500% due 06/15/2007                          177              9
   6.500% due 10/15/2007                          412             27
   6.000% due 10/15/2007                           45              2
   6.500% due 11/15/2008                          564             76
   7.000% due 12/15/2023                        1,094            129
Norwest Asset Securities Corp. (IO)
   7.250% due 02/25/2012                          417             30
                                                       --------------
                                                               4,498
                                                       --------------
Total Mortgage-Backed Securities                             241,991
                                                       ==============
(Cost $232,660)

   ASSET-BACKED SECURITIES 3.9%

Chase Mortgage Finance Corp.
   6.750% due 08/25/2028                 $      1,850 $        1,832
CS First Boston Mortgage Securities
Corp.
   3.747% due 12/15/2030 (d)                    3,190          3,194
Green Tree Floorplan Receivables Master
Trust
   3.840% due 11/15/2004 (d)                    3,000          3,004
HPSC Equipment Receivables LLC
   4.128% due 11/22/2007 (d)                    7,956          7,956
Provident Bank Equipment Lease Trust
   3.880% due 11/25/2011 (d)                    3,315          3,300
SallieMae
   4.143% due 07/25/2004 (d)                      490            489
   4.373% due 01/25/2007 (d)                      416            417
   5.224% due 10/27/2025 (d)                    1,885          1,864
                                                       --------------
Total Asset-Backed Securities                                 22,056
                                                       ==============
(Cost $22,023)

74 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%

   Eurodollar December Futures
    (CME)
        Strike @ 93.500 Exp.                2,000,000             50
        12/17/2001
        Strike @ 92.500 Exp.                  390,000              5
        12/14/2001
                                                           ---------
   Total Purchased Put Options                                    55
                                                           =========
   (Cost $38)

   SHORT-TERM INSTRUMENTS 14.5%

   Commercial Paper 11.6%
   Fannie Mae
        3.150% due 10/01/2001                  65,000         65,000
                                                           ---------
   Repurchase Agreement 1.6%
   State Street Bank
        2.600% due 10/01/2001                   9,031          9,031
                                                           ---------
        (Dated 09/28/2001. Collateralized
        by Federal Home
        Loan Bank 5.000% due 02/14/2003
        valued at $9,214.
        Repurchase proceeds are
        $9,033.)

   U.S. Treasury Bills 1.3%
        3.204% due 10/18/2001 (b)(e)            7,160          7,149
                                                           ---------

   Total Short-Term Instruments                               81,180
                                                           =========
   (Cost $81,180)

   Total Investments (a) 110.7%                            $ 622,488
   (Cost $605,614)

   Written Options (c) (0.0%)                                   (172)
   (Premiums $513)

   Other Assets and Liabilities (Net)                        (60,066)
                                                           ---------
   (10.7%)
   Net Assets 100.0%                                       $ 562,250
                                                           =========

   Notes to Schedule of Investments (amounts in thousands):

   (a) At September 30, 2001, the net
   unrealized appreciation (depreciation)
   of investments based on cost for
   federal income tax purposes was as
   follows:

   Aggregate gross unrealized
   appreciation for all investments
   in which there was an excess of
   value over tax cost.                                    $  17,499

   Aggregate gross unrealized depreciation
   for all investments in which there was an
   excess of tax cost over value.                               (625)
                                                           ---------
   Unrealized appreciation-net                             $  16,874
                                                           =========

   (b) Securities with an aggregate market
   value of $14,342 have been segregated
   with the custodian to cover margin
   requirements for the following open
   futures contracts at September 30, 2001:

                                                 # of      Unrealized
   Type                                     Contracts    Appreciation
---------------------------------------------------------------------
   Municipal Bond (12/2001)                         7       $      10
   U.S. Treasury 10 Year Note (12/2001)           270             244
   U.S. Treasury 30 Year Bond (12/2001)          2381           2,430
                                                            ---------
                                                            $   2,684
                                                            =========
   (c) Premiums received on
   written options:

                                     # of
   Type                         Contracts     Premium           Value
   Put - CME Eurodollar June
   Futures Strike @ 95.750 Exp.
     06/17/2002                       500      $  279       $      47

   Put - OTC 3 Month LIBOR Interest
   Rate Swap Strike @ 7.140 Exp.
   05/23/2002                   4,000,000          70              10



Call - CME Eurodollar June
Futures Strike @ 97.500 Exp.
06/17/2002                            260      $   64       $     113


Put - CME Eurodollar December Futures
   Strike @ 95.250 12/17/2001         290         100               2
                                               ----------------------
                                               $  513       $     172
                                               ======================
(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to financing transaction.

(h) Swap agreements outstanding at September 30, 2001:

                                                         Unrealized
                                              Notional Appreciation/
Type                                            Amount (Depreciation)
----------------------------------------------------------------------
Receive floating rate based on 3-month
LIBOR and pay a fixed rate equal to 6.826%.

Broker: Morgan Stanley Dean
Witter Exp. 10/26/2030                       $  4,110       $    (541)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.778%.

Broker: Goldman Sachs
Exp. 02/15/2021                                 3,900            (461)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase &
Co. Exp. 06/15/2011                             4,300            (359)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                17,500           1,096

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS-Warburg
Exp. 01/14/2003                                 3,000              (1)
                                                            ---------
                                                            $    (266)
                                                            =========



                               Fixed                        Unrealized
                              Spread         Notional    Appreciation/
Type                             (%)           Amount   (Depreciation)

Receive On-The-Run 10-year Swap Spread and pay a fixed spread.
The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/17/2002                1.310         $ 53,750       $  (2,276)

Receive the 10-year Swap Spread and pay a fixed spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Morgan Stanley Dean
Witter
Exp. 06/29/2015                1.337           30,000          (1,099)

Receive a fixed spread and pay the 5-year Swap Spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Goldman Sachs
Exp. 11/15/2001                1.102           10,000             144
                                                            ---------
                                                            $  (3,231)
                                                            =========

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 75

PIMCO Schedule of Investments A, B, and C Classes
Low Duration Fund
September 30, 2001 (Unaudited)

                                         Principal
                                            Amount          Value
                                            (000s)         (000s)
------------------------------------------------------------------
 CORPORATE BONDS & NOTES 37.0%

Banking & Finance 18.5%
American General Finance
   6.875% due 12/14/2001                 $  25,000     $   25,208
Associates Corp. of North America
   6.875% due 06/20/2002                    20,000         20,514
   6.950% due 08/01/2002                     1,000          1,035
Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                     1,800          1,850
Bank of America Corp.
   7.200% due 09/15/2002                       100            104
   7.875% due 12/01/2002                       100            105
   6.625% due 06/15/2004                     1,000          1,067
Bank One Corp.
   7.250% due 08/01/2002                       500            518
Bear Stearns Co., Inc.
   3.500% due 12/16/2002 (d)                 2,800          2,805
   6.125% due 02/01/2003                     3,000          3,103
   2.941% due 03/28/2003 (d)                 8,600          8,596
   6.200% due 03/30/2003                     9,700         10,075
   4.113% due 05/24/2004 (d)                 2,000          2,004
   3.883% due 06/01/2004 (d)                 3,000          3,007
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                     1,554          1,607
Beneficial Corp.
   3.727% due 01/09/2002 (d)                10,000         10,005
   6.650% due 12/2002                        5,000          5,173
   6.575% due 12/16/2002                     5,440          5,645
Capital One Bank
   3.553% due 06/23/2003 (d)                 1,100          1,096
Chrysler Financial Corp. LLC
   3.524% due 08/08/2002 (d)                 8,000          7,941
CIT Group, Inc.
   3.510% due 09/13/2002 (d)                19,900         19,939
   7.375% due 03/15/2003                     1,000          1,053
   5.260% due 04/07/2003 (d)                 2,600          2,609
Credit Asset Receivable LLC
   6.274% due 10/31/2003                    24,972         25,030
Export-Import Bank Korea
   6.500% due 02/10/2002                     7,500          7,569
   6.500% due 11/15/2006                     6,700          6,910
   7.100% due 03/15/2007                     6,700          6,773
Finova Capital Corp.
   7.500% due 11/15/2009                     2,100            824
   Ford Motor Credit Co.
   6.520% due 08/12/2002                    13,000         13,354
   6.000% due 01/14/2003                    15,000         15,374
   3.720% due 02/13/2003 (d)                 2,000          1,976
   3.340% due 03/17/2003 (d)                 3,000          2,962
   6.125% due 04/28/2003                    14,000         14,367
   3.303% due 06/23/2003 (d)                 9,800          9,713
   4.320% due 03/08/2004 (d)                18,900         18,840
   3.950% due 04/26/2004 (d)                19,000         18,661
   7.500% due 03/15/2005                     1,000          1,063
   5.219% due 07/18/2005 (d)                   400            390
General Motors Acceptance Corp.
   3.695% due 11/12/2002 (d)                17,400         17,276
   5.875% due 01/22/2003                       500            512
   6.750% due 03/15/2003                     3,700          3,835
   4.529% due 07/20/2003 (d)                 7,755          7,755
   5.924% due 07/21/2003 (d)                   200            197
   3.986% due 08/04/2003 (d)                98,420         97,095
   5.550% due 09/15/2003                     3,000          3,058
   5.750% due 11/10/2003                     5,000          5,121
   4.480% due 01/20/2004 (d)                 9,400          9,292
   3.453% due 03/22/2004 (d)                 5,000          4,939
   4.070% due 04/05/2004 (d)                   700            686
   7.625% due 06/15/2004                     1,000          1,065
   6.850% due 06/17/2004                     1,000          1,045
   4.060% due 07/21/2004 (d)                   600            583
Great Western Financial
   8.600% due 02/01/2002                     4,000          4,067
Heller Financial, Inc.
   4.740% due 10/22/2001 (d)                 1,000          1,001
   3.920% due 01/22/2002 (d)                13,600         13,615
   3.965% due 04/28/2003 (d)                20,000         20,030
Household Finance Corp.
   7.625% due 01/15/2003                    10,849         11,388
   6.125% due 02/27/2003                     1,500          1,542
   2.863% due 06/24/2003 (d)                 1,500          1,503
   6.125% due 07/15/2012                    11,000         11,217
Industrial Bank of Korea
   8.375% due 09/30/2002                     5,000          5,225
Key Bank NA
   6.052% due 04/24/2003                    12,900         13,385
KFW International Finance, Inc.
   5.000% due 01/22/2002                     7,690          7,739
   5.500% due 02/19/2002                     7,887          7,965
   5.375% due 05/10/2002                    12,282         12,463
   6.125% due 07/08/2002                    18,589         19,035
Korea Development Bank
   7.900% due 02/01/2002                     6,100          6,181
   7.625% due 10/01/2002                    21,200         22,033
   6.500% due 11/15/2002                     5,898          6,085
   7.800% due 06/16/2003 (d)                 3,500          3,430
   6.625% due 11/21/2003                    20,300         21,200
Lehman Brothers Holdings, Inc.
   4.356% due 05/07/2002 (d)                 5,000          5,019
   4.466% due 12/12/2002 (d)                 1,500          1,507
   4.220% due 04/04/2003 (d)                 7,900          7,915
   4.220% due 07/06/2004 (d)                 1,500          1,501
Marsh & McLennan Cos., Inc.
   6.625% due 06/15/2004                     1,000          1,062
Merrill Lynch & Co.
   6.130% due 04/07/2003                     7,770          8,060
   8.770% due 05/21/2004 (d)               110,890        111,088
Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                    17,850         18,643
Middletown Trust
   11.750% due 07/15/2010                      865            865
Midland Funding I
   10.330% due 07/23/2002                      909            924
Morgan Stanley Group, Inc.
    3.548% due 03/11/2003 (d)                5,000          5,005
Nacional Financiera
   10.625% due 11/22/2001                    7,500          7,590
    5.464% due 05/08/2003 (d)                7,000          7,005
Pemex Finance Ltd.
    6.125% due 11/15/2003                   11,400         11,632
PNC Bank NA
    2.714% due 01/24/2002 (d)               20,000         20,005
Rothmans Holdings
    6.500% due 05/06/2003                   14,000         14,453
Salomon Inc.
    7.300% due 05/15/2002                   15,000         15,407
    7.500% due 02/01/2003                    3,000          3,164
Salomon Smith Barney Holdings
     3.650% due 02/14/2002 (i)               1,119          1,125
     3.980% due 05/04/2004 (d)              32,760         32,812
Seismic Ltd.
     8.336% due 01/01/2002 (d)              10,000          9,985
Shopping Center Associates
     6.750% due 01/15/2004                  11,725         11,971
Spieker Properties, Inc.
     6.800% due 05/01/2004                   2,000          2,095
Toyota Motor Credit Corp.
     7.586% due 02/15/2002 (d)              11,600         11,646
Transamerica Finance Corp.
     6.125% due 11/01/2001                   5,000          5,008
Trinom Ltd.
     7.150% due 06/18/2004 (d)               5,700          5,700
Wells Fargo & Co.
     6.625% due 07/15/2004                   1,000          1,070
                                                       ----------
                                                          942,685
                                                       ==========

                                         Principal
                                            Amount          Value
                                            (000s)          (000s)
------------------------------------------------------------------
Industrials 9.8%
Allied Waste Industries, Inc.
   7.375% due 01/01/2004              $     5,000           4,950
AMR Corp.
   9.125% due 10/24/2001                    4,250           4,261
Atlas Air, Inc.
   8.010% due 01/02/2010                    9,778           9,382
Cemex SA de CV
   8.625% due 07/18/2003                   10,000          10,425
Coastal Corp.
   3.913% due 03/06/2002 (d)               32,200          32,251
Conoco, Inc.
   5.900% due 04/15/2004                    3,100           3,198
Cox Enterprises, Inc.
   6.625% due 06/14/2002                    3,000           3,051
   4.579% due 05/01/2033 (d)                2,000           2,014
DaimlerChrysler North America Holding
Corq.
   3.920% due 12/16/2002 (d)               13,400          13,476
   3.880% due 08/16/2004 (d)                1,000             981
   6.900% due 09/01/2004                    1,000           1,057
Delta Air Lines, Inc.
   6.650% due 03/15/2004                    2,925           2,586
Eastman Chemical Co.
   6.375% due 01/15/2004                      250             256
Electric Lightwave, Inc.
   6.050% due 05/15/2004                    3,000           2,917
Enron Corp.
   8.000% due 08/15/2005                    8,300           8,587
Federal-Mogul Corp.
   7.500% due 07/01/2004 (j)               28,600           2,360
General Motors Corp.
   6.250% due 05/01/2005                    7,000           7,174
Georgia-Pacific Group
   9.950% due 06/15/2002                   11,000          11,401
Global Crossing Holding Ltd.
   6.000% due 10/15/2013                    7,500           4,538
HCA - The Healthcare Co.
   8.130% due 08/04/2003                    5,000           5,250
   6.630% due 07/15/2045                    7,000           7,188
HMH Properties, Inc.
   7.875% due 08/01/2005                    5,000           4,425
IMEXSA Export Trust
  10.125% due 05/31/2003                    3,926           3,881
International Game Technology
     7.875% due 05/15/2004                    500             503
International Paper Co.
     8.000% due 07/08/2003                 10,000          10,602
Kinder Morgan, Inc.
     6.450% due 11/30/2001                    440             442
Kroger Co.
     7.150% due 03/01/2003                 13,500          14,140
Nabisco, Inc.
     6.700% due 06/15/2002                 21,100          21,524
Occidental Petroleum Corp.
     6.400% due 04/01/2003                 27,945          28,836
Park Place Entertainment Corp.
     7.950% due 08/01/2003                 15,955          16,195
Petroleos Mexicanos
     7.185% due 07/15/2005 (d)             10,173          10,396
     6.906% due 07/15/2005 (d)             10,400          10,439
     9.375% due 12/02/2008                  5,500           5,748
Philip Morris Cos., Inc.
     7.500% due 01/15/2002                    200             202
     7.250% due 01/15/2003                  4,050           4,221
     8.250% due 10/15/2003                  1,000           1,080
     6.950% due 06/01/2006                 25,000          26,582
Phillips Petroleum Co.
     8.500% due 05/25/2005                  2,000           2,228
Qwest Corp.
     6.125% due 07/15/2002                  5,250           5,334
     5.650% due 11/01/2004                  9,250           9,263
R & B Falcon Corp.
     6.500% due 04/15/2003                 11,000          11,357

Rollins Truck Leasing Co.
   8.000% due 02/15/2003                    3,000           3,157
Shoppers Food Warehouse Corp.
   9.750% due 06/15/2004                   10,500          10,962
SR Wind Ltd.
   8.888% due 05/18/2005 (d)                6,000           5,980
   9.388% due 05/18/2005 (d)                3,000           3,031
Starwood Hotels & Resorts
   6.750% due 11/15/2005                    2,000           1,818
TCI Communications, Inc.
   3.810% due 03/11/2003 (d)                3,000           3,018
Tenet Healthcare Corp.
   7.875% due 01/15/2003                    5,300           5,512
   8.625% due 12/01/2003                    9,700          10,379
Time Warner, Inc.
   6.100% due 12/30/2001                      250             251
   7.975% due 08/15/2004                    1,950           2,137
TTX Co.
   7.820% due 07/21/2003                   61,000          65,039
Tyco International Group SA
   6.875% due 09/05/2002                   18,805          19,278
Waste Management, Inc.
   6.500% due 05/15/2004                   45,000          46,566
                                                       ----------
                                                          501,829
                                                       ==========

Utilities 8.7%
Arizona Public Service Co.
   5.875% due 02/15/2004                    5,600           5,755
Arkansas Power & Light
   6.000% due 10/01/2003                      450             450
BellSouth Telecommunications, Inc.
   6.000% due 06/15/2002                    3,000           3,058
British Telecom PLC
   4.445% due 12/15/2003 (d)                9,900          10,098
   7.625% due 12/15/2005                   73,400          79,410
CenturyTel, Inc.
   7.750% due 10/15/2012                   32,000          32,990
Cinergy Corp.
   6.125% due 04/15/2004                   13,000          13,177
Cleveland Electric Illuminating Co.
   8.550% due 11/15/2001                    2,075           2,088
   7.850% due 07/30/2002                    3,500           3,630
   9.500% due 05/15/2005                    9,000           9,277
CMS Energy Corp.
   8.125% due 05/15/2002                    5,000           5,037
   8.375% due 07/01/2003                    7,750           8,018
   7.625% due 11/15/2004                   15,400          15,172
DTE Energy Co.
   7.110% due 11/15/2038                   21,000          21,818
Duke Energy Field Services
   7.500% due 08/16/2005                    1,000           1,074
Entergy Louisiana, Inc.
   7.740% due 07/01/2002                    3,308           3,317
   8.500% due 06/01/2003                    4,000           4,269
Entergy Mississippi, Inc.
   7.750% due 02/15/2003                   35,000          36,626
France Telecom
   3.396% due 07/16/2003 (d)               11,700          11,707
   7.200% due 03/01/2006                   29,300          31,045
Illinois Power Co.
   6.250% due 07/15/2002                   10,000          10,173
   6.000% due 09/15/2003                   12,500          12,913
Kentucky Power Co.
   6.650% due 05/01/2003                    1,000           1,002
Niagara Mohawk Power Co.
   7.250% due 10/01/2002                   16,634          17,122
Noram Energy Corp.
   6.375% due 11/01/2003                    2,000           2,092
Ohio Edison Co.
   8.625% due 09/15/2003                    5,000           5,394
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(j)            46,700          40,162
Scana Corp.
   4.150% due 02/08/2002 (d)                1,000           1,001
Sprint Capital Corp.
   9.500% due 04/01/2003                    5,800           6,258

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 77

Low Duration Fund
September 30, 2001 (Unaudited)
                                           Principal
                                              Amount          Value
                                              (000s)         (000s)
--------------------------------------------------------------------
Texas Utilities Corp.
     5.940% due 10/15/2001              $     13,405         13,429
     6.500% due 08/16/2002                     1,000          1,022
     9.700% due 02/28/2003                     4,695          5,052
     6.750% due 03/01/2003                       925            958
     6.750% due 04/01/2003                     3,875          4,027
     6.875% due 08/01/2005                     2,000          2,110
Toledo Edison Co.
     8.180% due 07/30/2002                     2,500          2,590
United Illuminating Co.
     6.000% due 12/15/2003                    13,000         13,398
Williams Cos., Inc.
     4.070% due 11/15/2001 (d)                 6,200          6,209
WorldCom, Inc.
     6.125% due 04/15/2012                     4,300          4,359
                                                          ---------
                                                            447,287
                                                          ---------
Total Corporate Bonds & Notes                             1,891,801
(Cost $1,885,673)                                         =========

   U.S. GOVERNMENT AGENCIES 2.2%

Fannie Mae
     4.625% due 10/15/2001                       535            535
     6.850% due 11/06/2003                    30,000         30,127
     5.375% due 03/15/2004                    37,000         37,490
     7.125% due 09/19/2005                    25,000         26,104
     7.000% due 11/14/2005                    15,085         15,819
Freddie Mac
     6.500% due 02/04/2013                     1,200          1,209
     6.625% due 07/02/2013                     1,195          1,198
Small Business Administration
     8.250% due 01/25/2013 (d)                   244            252
     8.250% due 02/25/2014 (d)                   461            459
                                                           --------
Total U.S. Government Agencies                              113,193
(Cost $111,442)                                            ========

   U.S. TREASURY OBLIGATIONS 8.0%

Treasury Inflation Protected Securities (h)

     3.625% due 07/15/2002 (b)               141,876        144,360
     3.375% due 01/15/2007 (i)                72,999         75,120
     3.625% due 01/15/2008 (i)               108,342        112,438
     3.875% due 01/15/2009 (i)                65,270         68,676
     3.500% due 01/15/2011 (i)                 6,120          6,296
                                                           --------
Total U.S. Treasury Obligations                             406,890
(Cost $392,019)                                            ========

   MORTGAGE-BACKED SECURITIES 84.8%

Collateralized Mortgage Obligations
21.4%
Bear Stearns Adjustable Rate Mortgage
Trust
     7.482% due 12/25/2030 (d)                 7,833          7,957
     7.491% due 12/25/2030 (d)                10,431         10,576
     6.397% due 09/25/2031 (d)                27,269         27,646
Cendant Mortgage Corp.
     6.500% due 01/18/2016                       345            350
     6.750% due 04/25/2031                    10,254         10,308
Chase Commercial Mortgage Securities
Corp.
     7.600% due 12/18/2005                       111            118
Chase Mortgage Finance Corp.
     6.500% due 06/25/2013                     4,525          4,612
     8.257% due 04/25/2025 (d)                   392            399
     6.750% due 06/25/2028                    11,250         11,583
     6.350% due 07/25/2029                     3,534          3,630
Citicorp Mortgage Securities, Inc.
     6.500% due 12/01/2019 (d)                   270            269
     6.750% due 05/25/2028                     6,266          6,448
CMC Securities Corp. IV
     7.250% due 10/25/2027                    11,593         11,999
     7.250% due 11/25/2027                    10,038         10,446
CNL Commercial Loan Trust
     3.698% due 10/20/2027 (d)                59,639         59,639
Commercial Trust
     6.670% due 12/15/2003 (d)                 2,718          2,669
Countrywide Funding Corp.
     6.500% due 01/25/2035 (d)                   939            941
Countrywide Home Loans
     6.900% due 12/25/2027                    18,061         18,845
Criimi Mae Financial Corp.
     7.000% due 01/01/2033                     7,377          7,670
CS First Boston Mortgage Securities
Corp.
     6.960% due 06/20/2029                        82             84
     7.500% due 02/25/2031                    48,391         50,155
     7.500% due 03/25/2031                    22,130         22,246
     6.400% due 01/17/2035                       107            111
Dime Savings
     7.317% due 11/01/2018 (d)                   744            726
DLJ Commercial Mortgage Corp.
     4.334% due 07/05/2008 (d)                   740            743
DLJ Mortgage Acceptance Corp.
   11.000% due 08/01/2019                        549            629
     8.603% due 05/25/2024 (d)                   667            683
     4.125% due 06/25/2026 (d)                 6,460          6,483
     6.850% due 12/17/2027                       165            175
Drexel Burnham Lambert Trust
     4.625% due 05/01/2016 (d)                    18             18
Enterprise Mortgage Acceptance Co.
     6.110% due 01/15/2025                        80             81
Fannie Mae
     8.950% due 05/25/2003                         6              6
     9.400% due 07/25/2003                        18             18
     9.000% due 07/25/2003                        62             63
     6.875% due 06/25/2009                       662            667
     7.000% due 09/25/2016                    10,368         10,476
     9.250% due 10/25/2018                        52             56
     9.500% due 03/25/2020                     4,068          4,542
     9.500% due 05/25/2020                       906            999
     9.000% due 03/25/2021                     2,429          2,641
     9.000% due 04/25/2021                        81             89
     8.000% due 12/25/2021                     1,945          2,118
     8.000% due 03/25/2022                         9              9
     3.288% due 04/25/2022 (d)                   146            147
Federal Housing Administration
     6.750% due 10/30/2031                    16,200         16,476
First Nationwide Trust
     7.750% due 10/25/2030                    44,034         45,582
Freddie Mac
     8.000% due 07/01/2006                        29             31
     6.000% due 07/15/2006                       134            134
     6.500% due 08/15/2006                       778            785
     8.500% due 01/01/2007                        51             54
     8.000% due 09/15/2007                       621            629
     5.750% due 01/15/2008                     2,310          2,328
     9.500% due 07/01/2010                        54             59
     6.500% due 08/15/2011                    14,086         14,616
     8.000% due 01/01/2012                        78             79
   12.500% due 09/30/2013                        425            480
   11.750% due 02/01/2014                          1              2
   10.000% due 07/15/2019                        171            185
     9.000% due 11/15/2019                       102            103
   10.000% due 05/15/2020                        123            130
     9.000% due 12/15/2020                     1,938          2,027
     7.500% due 12/15/2020                       241            242
     9.500% due 01/15/2021                       710            764
     6.500% due 02/15/2021                       456            459
     8.000% due 04/15/2021                       844            879
     9.000% due 05/15/2021                       142            152
     9.500% due 09/01/2021                        25             27
     8.000% due 04/01/2022                       346            370
     8.000% due 11/01/2022                       237            253
     7.500% due 01/20/2024                       310            310
     8.500% due 08/01/2024                        91             98
     8.500% due 11/01/2024                       756            808
     6.250% due 04/15/2028                     6,436          6,558
     6.500% due 10/01/2028                        57             59
     6.303% due 08/15/2032 (d)                 4,630          4,711


78 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                Principal
                                                   Amount           Value
                                                   (000s)          (000s)
--------------------------------------------------------------------------
General Electric Capital Mortgage
Services, Inc.
     6.750% due 12/25/2012                   $      1,556       $   1,567
     7.500% due 11/25/2030                         11,388          11,538
German American Capital Corp.
     7.000% due 08/12/2010 (d)                      6,800           7,428
Glendale Federal Savings & Loan
   11.000% due 03/01/2010                              14              15
     5.386% due 03/25/2030 (d)                        677             685
GMAC Commercial Mortgage Corp.
     4.060% due 02/20/2003 (d)                      1,160           1,160
     3.990% due 09/20/2005 (d)                        200             200
Golden Mortgage Loan
     7.875% due 02/25/2031 (d)                     15,384          15,624
GS Mortgage Securities Corp.
     6.044% due 08/15/2018                         24,074          24,752
     6.526% due 08/15/2018                         21,600          22,328
Guardian Savings & Loan Association
     7.116% due 09/25/2018 (d)                         20              20
Home Savings of America
     5.685% due 05/25/2027 (d)                        978             970
Impac Secured Assets CMN Owner Trust
     8.000% due 07/25/2030                         70,250          72,461
Imperial Savings Association
     8.839% due 07/25/2017 (d)                         28              28
     9.900% due 02/25/2018                            229             232
International Mortgage Acceptance Corp.
   12.250% due 03/01/2014                              80              94
LB Commercial Conduit Mortgage Trust
     6.330% due 11/18/2004                            101             105
Mellon Residential Funding Corp.
     6.400% due 06/25/2028                         16,661          17,077
     6.580% due 07/25/2029 (d)                     17,411          18,450
Morgan Stanley Capital I
     7.460% due 02/15/2020                         22,300          23,886
     7.188% due 08/15/2023                             85              91
     7.266% due 11/15/2028                            197             211
Morgan Stanley Dean Witter Capital I
     3.818% due 10/15/2026 (d)                        262             260
Mortgage Capital Funding, Inc.
     6.325% due 10/18/2007                         18,217          19,097
Nationslink Funding Corp.
     6.297% due 11/10/2002                          5,000           5,197
Norwest Asset Securities Corp.
     6.500% due 04/25/2028                          1,107           1,137
     6.500% due 01/25/2029                          6,000           6,204
PNC Mortgage Securities Corp.
     6.500% due 02/25/2028                            252             251
     6.750% due 05/25/2028                          3,082           3,100
     6.300% due 06/25/2029                         19,210          19,828
     7.750% due 07/25/2030                         25,213          25,509
     7.500% due 05/25/2040 (d)                        160             163
Prudential Home Mortgage Securities
     7.500% due 09/25/2007                            608             628
     7.000% due 01/25/2008                         10,000          10,080
     6.750% due 11/25/2008                          5,405           5,650
     7.000% due 08/25/2009                          4,000           4,087
     7.000% due 06/25/2023                            663             668
     6.050% due 04/25/2024                             25              25
     7.300% due 06/25/2024                            519             520
Prudential-Bache Trust
     5.748% due 09/01/2018 (d)                         16              16
     8.400% due 03/20/2021                          2,553           2,686
Resecuritization Mortgage Trust
     3.830% due 04/26/2021 (d)                      3,833           3,833
     6.500% due 04/19/2029                         20,687          21,223
Residential Accredit Loans, Inc.
     6.500% due 02/25/2029 (d)                     18,018          18,450
     7.000% due 07/25/2029                            367             373
Residential Asset Securitization Trust
     6.500% due 09/25/2014                            357             366
Residential Funding Mortgage
Securities, Inc.
     6.500% due 04/25/2009                              8               8
     7.500% due 08/25/2023                            238             239
     7.500% due 12/25/2025                            894             924
     7.000% due 10/25/2027                         10,000          10,427
     7.250% due 10/25/2027                          2,497           2,491
     6.250% due 11/25/2028                          6,000           6,003
     7.500% due 11/25/2030                         34,899          35,683
Resolution Trust Corp.
     5.998% due 05/25/2019 (d)                      2,231           2,224
     4.860% due 08/25/2019 (d)                      1,975           1,976
     7.017% due 10/25/2021 (d)                         42              43
     8.625% due 10/25/2021                          7,597           7,584
     9.332% due 10/25/2021                            188             187
     6.900% due 02/25/2027                          2,506           2,488
     6.096% due 10/25/2028 (d)                      1,388           1,423
     7.263% due 10/25/2028 (d)                        619             618
     7.414% due 05/25/2029 (d)                      1,760           1,836
Ryland Mortgage Securities Corp.
     7.049% due 11/25/2021 (d)                        127             127
Salomon Brothers Mortgage Securities VII
     7.400% due 12/25/2017 (d)                      1,197           1,221
     7.932% due 03/25/2024 (d)                        650             661
     8.153% due 10/25/2024 (d)                        140             142
     7.601% due 12/25/2030                          5,908           6,003
Sasco Floating Rate Commercial Mortgage
Trust
     3.658% due 10/21/2013 (d)                        877             878
Sears Mortgage Securities
   12.000% due 02/25/2014                              46              49
     7.431% due 10/25/2022 (d)                      1,402           1,418
SLH Mortgage Trust
     9.600% due 03/25/2021                            176             175
Structured Asset Mortgage Investments,
Inc.
     6.904% due 06/25/2028 (d)                      5,778           5,887
     9.081% due 06/25/2029 (d)                      5,721           6,173
     6.577% due 06/25/2029 (d)                     27,071          27,828
     6.750% due 05/02/2030                          3,072           3,111
Structured Asset Securities Corp.
     6.750% due 07/25/2029                         12,021          12,460
     7.750% due 07/25/2030                         17,906          18,163
     4.355% due 05/25/2031 (d)                     34,401          34,531
TMA Mortgage Funding Trust
     3.041% due 01/25/2029 (d)                      7,521           7,521
Torrens Trust
     3.750% due 07/15/2031 (d)                      7,482           7,482
Union Planters Mortgage Finance Corp.
     6.450% due 01/25/2028                          6,000           6,018
Wells Fargo Mortgage-Backed Securities
Trust
     7.000% due 02/25/2016                         99,281         102,533
     6.125% due 07/25/2031                         10,000          10,110
                                                                ---------
                                                                1,094,378
                                                                =========
Fannie Mae 7.8%
     5.500% due 04/01/2009                         12,286         12,614
     5.740% due 06/01/2017 (d)                         63             64
     5.990% due 08/01/2017 (d)                         32             33
     5.995% due 12/01/2017-12/01/2023 (d)(g)          315            318
     6.000% due 05/01/2011                            104            107
     6.027% due 04/01/2018 (d)                      5,508          5,570
     6.318% due 08/01/2029                         16,273         16,843
     6.500% due 09/01/2005-07/01/2017 (d)(g)          829            852
     6.748% due 11/01/2017 (d)                        110            112
     6.793% due 11/01/2017 (d)                        239            241
     6.870% due 01/01/2021 (d)                        282            280
     7.000% due 04/01/2002-05/01/2012 (g)             207            216
     7.240% due 07/25/2017 (d)                      1,741          1,768
     7.265% due 02/01/2028 (d)                      3,150          3,247
     7.292% due 11/01/2018 (d)                         71             71
     7.607% due 07/01/2017 (d)                        364            370
     7.815% due 04/01/2024 (d)                      1,454          1,491
     7.917% due 07/01/2023 (d)                        724            730
     8.000% due 03/01/2004-10/15/2031 (d)(g)      325,033        340,774
     8.261% due 01/01/2024 (d)                         54             56
     8.290% due 10/01/2024 (d)                      2,047          2,085
     8.476% due 01/01/2024 (d)                      1,625          1,683
     8.500% due 03/01/2008-01/01/2026 (g)           2,494          2,665


See accompanying notes | 9.30.01 | PIMCO Report 79

Low Duration Fund
September 30, 2001 (Unaudited)
                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
-------------------------------------------------------------------------------
     8.585% due 01/01/2024 (d)                    $         15       $      16
     9.000% due 01/01/2025                                   3               3
     9.500% due 07/01/2024-11/01/2025 (g)                2,725           2,954
    10.000% due 02/01/2004-01/01/2025 (g)                  738             804
    10.500% due 06/01/2005-12/01/2024 (g)                   96             102
    11.000% due 11/01/2020                                  32              36
    11.250% due 12/01/2010-10/01/2015 (g)                   89              99
    11.500% due 12/01/2008-02/01/2020 (g)                   47              55
    11.750% due 02/01/2016                                  34              39
    12.000% due 01/01/2015-10/01/2015 (g)                    6               6
    13.000% due 07/01/2015                                   5               6
    13.250% due 09/01/2011                                  11              13
    13.500% due 04/01/2014                                   3               3
    15.500% due 10/01/2012-12/01/2012 (g)                   47              56
    15.750% due 12/01/2011                                  19              23
    16.000% due 09/01/2012-12/01/2012 (g)                    8              10
                                                                      --------
                                                                       396,415
                                                                      ========
Federal Housing Administration 1.1%
     6.950% due 04/01/2014                               1,981           1,965
     7.400% due 02/01/2019                                  90              92
     7.421% due 11/01/2019                                 398             405
     7.430% due 10/01/2019-11/01/2025 (g)(j)            51,302          52,074
                                                                      --------
                                                                        54,536
                                                                      ========
Freddie Mac 0.7%
     6.000% due 09/01/2006-10/16/2030 (g)               13,905          14,145
     6.375% due 03/01/2017 (d)                             160             162
     6.500% due 02/01/2005                                   1               1
     6.529% due 07/01/2018 (d)                             197             202
     6.806% due 12/01/2022 (d)                             413             425
     6.867% due 10/01/2027 (d)                             800             830
     6.928% due 02/01/2020 (d)                           1,735           1,772
     7.001% due 09/01/2023 (d)                             182             188
     7.500% due 09/01/2006                                  38              39
     7.598% due 06/01/2024 (d)                             448             459
     7.625% due 01/01/2017 (d)                              28              28
     8.000% due 03/01/2007-12/01/2024 (g)                3,053           3,246
     8.243% due 10/01/2023 (d)                             766             784
     8.250% due 10/01/2007-11/01/2007 (g)                   17              18
     8.338% due 11/01/2022 (d)                           1,294           1,324
     8.365% due 11/01/2023 (d)                             327             335
     8.369% due 03/01/2024 (d)                              38              39
     8.459% due 01/01/2024 (d)                           1,247           1,281
     8.465% due 01/01/2024 (d)                             534             552
     8.500% due 10/01/2002-11/01/2025 (g)                8,595           9,171
     8.750% due 04/01/2002                                   4               4
     9.000% due 05/01/2002-08/01/2022 (g)                2,357           2,542
     9.500% due 12/01/2004-02/01/2025 (g)                  211             229
     9.750% due 08/01/2002-11/01/2008 (g)                  442             482
    10.000% due 04/01/2015-10/01/2019 (g)                   74              83
    10.500% due 10/01/2010-02/01/2016 (g)                   18              20
    10.750% due 09/01/2009-08/01/2011 (g)                  243             268
    11.500% due 10/01/2015-01/01/2016 (g)                   39              44
    11.750% due 11/01/2010-08/01/2015 (g)                   10              11
    12.000% due 09/01/2013                                   2               2
    14.000% due 09/01/2012-04/01/2016 (g)                    9              10
    14.500% due 12/01/2010                                   2               3
    15.000% due 08/01/2011-12/01/2011 (g)                    3               4
                                                                      --------
                                                                        38,703
                                                                      ========
Government National Mortgage Association 53.7%
     6.375% due 04/20/2016-06/20/2027 (d)(g)            30,702          31,387
     6.500% due 05/15/2023-10/15/2023 (g)                  477             492
     7.000% due 03/15/2011-01/15/2030 (g)                4,681           4,889
     7.125% due 11/20/2026 (d)                             183             189
     7.375% due 03/20/2017-03/20/2019 (d)(g)               212             216
     7.500% due 01/15/2007-10/22/2031 (g)            1,364,094       1,424,342
     7.625% due 10/20/2023-12/20/2027 (d)(g)            35,876          37,085
     7.750% due 08/20/2022-07/20/2027 (d)(g)            46,902          48,347
     8.000% due 11/15/2006-10/22/2031 (d)(g)          1,033,708      1,087,352
     8.500% due 12/15/2021-02/15/2031 (g)                78,109         82,675
     9.000% due 06/20/2016-12/15/2030 (g)                22,327         23,712
     9.500% due 10/15/2016-06/15/2025 (g)                    93            102
     9.750% due 07/15/2017-10/15/2017 (g)                   363            402
    10.000% due 10/15/2013-11/15/2025 (g)                    81             91
    10.500% due 11/15/2019-02/15/2021 (g)                    13             16
    11.000% due 09/15/2010                                    5              6
    11.500% due 08/15/2018                                   29             33
    11.750% due 08/15/2013-08/15/2015 (g)                    45             52
    12.000% due 06/20/2015                                    7              8
    13.000% due 10/15/2013                                    6              7
    13.500% due 05/15/2011-11/15/2012 (g)                    20             24
    16.000% due 12/15/2011-02/15/2012 (g)                    20             25
                                                                     ---------
                                                                     2,741,452
                                                                     =========
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
   727.220% due 09/25/2006                                    9             22
     6.000% due 02/25/2008                                  809             22
   256.000% due 11/01/2008                                   16             64
     6.500% due 03/25/2009                                3,038            291
     0.950% due 03/25/2009 (d)                           10,825            200
     7.500% due 03/25/2019                                  624              6
     6.500% due 05/25/2019                                5,056            221
     6.500% due 04/25/2020                                2,736            114
     7.000% due 05/25/2021                                1,934             96
   859.770% due 02/25/2022                                   13            153
     6.500% due 03/25/2023                                1,984            232
     4.875% due 03/25/2024 (d)                            4,836            251
Fannie Mae (PO)
     0.000% due 09/25/2022                                   17             16
Freddie Mac (IO)
     6.000% due 10/15/2007                                  111              2
     6.000% due 02/15/2008                                  353              9
     7.000% due 08/15/2018                                2,553             50
     6.500% due 05/15/2019                                1,839             58
     6.500% due 06/15/2019                                  960             33
  1049.620% due 04/15/2021                                    7             47
     6.500% due 04/15/2022                                1,654            152
     7.000% due 05/15/2023                                  221             24
     4.000% due 01/15/2024                               20,919          3,421
Prudential Home Mortgage Securities
 (IO)
     0.300% due 04/25/2009 (d)                           39,053            177
                                                                    ----------
                                                                         5,661
                                                                    ----------
Total Mortgage-Backed Securities                                     4,331,145
(Cost $4,278,725)                                                   ==========


 ASSET-BACKED SECURITIES 4.1%

Advanta Equipment Receivables
     6.640% due 09/16/2002                                   89             89
Advanta Mortgage Loan Trust
     7.760% due 05/25/2018                               22,700         24,247
Amortizing Residential Collateral Trust

     4.053% due 09/25/2030 (d)                           12,070         12,088
Amresco Residential Securities
        Mortgage Loan Trust
          2.851% due 07/25/2027 (d)                          85             85
Bombardier Capital Mortgage
          6.605% due 09/15/2010                           4,576          4,637
Capital Asset Research Funding LP
          6.400% due 12/15/2004                              49             49
        Cento
          6.013% due 03/01/2002                             141            143
Circuit City Credit Card Master
        Trust
          3.718% due 02/15/2006 (d)                         250            250
CIT Marine Trust
          5.800% due 04/15/2010                             167            170
Community Program Loan Trust
          4.500% due 10/01/2018                          14,487         14,125
Compucredit Credit Card Master Trust
          3.708% due 03/15/2007 (d)                      32,000         31,990
Conseco Finance
          6.940% due 11/15/2014                             119            120
Contimortgage Home Equity Loan
        Trust
          6.770% due 01/25/2018                             517            521
Duck Auto Grantor Trust
          5.650% due 03/15/2004                           1,001          1,003
Embarcadero Aircraft
        Securitization Trust
          3.968% due 08/15/2025 (d)                       4,900          4,900
EQCC Home Equity Loan Trust
          3.648% due 10/15/2027 (d)                         196            196

80 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                           Principal
                                              Amount           Value
                                              (000s)          (000s)
--------------------------------------------------------------------
Equity One ABS, Inc.
     7.325% due 03/25/2014               $      9,400      $   9,758
GF Funding Corp.
     6.890% due 01/20/2006                     12,105         12,281
Green Tree Financial Corp.
     6.550% due 02/15/2027                      6,883          7,100
     7.400% due 06/15/2027                     12,735         13,568
Green Tree Floorplan Receivables
Master Trust
     3.840% due 11/15/2004 (d)                  1,000          1,003
Green Tree Home Improvement Loan Trust
     3.658% due 08/15/2029 (d)                    410            410
IMC Home Equity Loan Trust
     3.273% due 10/20/2027 (d)                  2,599          2,602
Irwin Home Equity Loan Trust
     7.460% due 09/25/2014                     18,321         18,935
Marriott Vacation Club Owner Trust
     3.408% due 09/20/2017 (d)                  7,220          7,148
Merit Securities Corp.
     7.040% due 12/28/2033                     10,879         10,961
New York City Tax Lien
     6.350% due 07/10/2007                      3,336          3,175
Oakwood Mortgage Investors, Inc.
     6.950% due 08/15/2027                      1,379          1,388
Ocwen Mortgage Loan Trust
     3.935% due 10/25/2029 (d)                    374            375
Option One Mortgage Loan Trust
     2.951% due 09/25/2030 (d)                  4,198          4,208
Pacificamerica Home Equity Loan
     3.800% due 04/25/2028 (d)                    181            180
Providian Gateway Master Trust
     3.768% due 03/16/2009 (d)                  8,000          8,015
SallieMae
     4.041% due 07/25/2004 (d)                     14             14
     4.263% due 04/25/2006 (d)                  5,238          5,233
Saxon Asset Securities Trust
     7.205% due 01/25/2019                        275            285
     2.891% due 05/25/2029 (d)                    558            559
Southern Pacific Secured Assets Corp.
     3.963% due 07/25/2029 (d)                    258            258
The Money Store Home Equity Trust
     3.668% due 06/15/2029 (d)                    432            432
Timber Corp.
     4.830% due 11/30/2001                      5,000          5,000
                                                           ---------
Total Asset-Backed Securities                                207,501
(Cost $202,822)                                            =========

 SOVEREIGN ISSUES 0.5%

Province of Quebec
     6.625% due 10/25/2001 (d)                    250            250
Republic of Brazil
     5.438% due 04/15/2006 (d)                  5,680          4,729
United Mexican States
     7.570% due 04/07/2004 (d)                 21,530         22,163
                                                           ---------
Total Sovereign Issues                                        27,142
(Cost $27,144)                                             =========

 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.1%

Korea Development Bank
     2.700% due 08/16/2002               JY 2,000,000         16,846
Republic of Austria
     5.500% due 01/15/2010 (i)           EC     8,900          8,388
Republic of Colombia
     7.000% due 03/06/2002               IL36,220,000         16,957
United Mexican States
     6.000% due 03/28/2002               JY   960,000          8,250
     8.750% due 05/30/2002                      3,000          4,438
                                                           ---------
Total Foreign Currency-Denominated
 Issues                                                       54,879
(Cost $60,270)                                             =========

 PURCHASED PUT OPTIONS 0.0%

PNC Mortgage Securities (OTC)
        7.500% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005                  300              0
                                                           ---------
   Total Purchased Put Options                                     0
   (Cost $0)                                               =========

 PREFERRED STOCK 1.1%

                                               Shares
Home Ownership Funding
     13.330% due 12/31/2049                     3,000          2,157
Rhone-Poulenc SA
              8.125%                       12/31/2049         13,000
TCI Communications, Inc.
        9.720% due                            224,700          5,685
        8.720% 01/31/2045                   1,170,100         28,714
       10.000% due 05/31/2045                 800,300         20,072
                                                           ---------
Total Preferred Stock                                         56,955
(Cost $61,898)                                             =========

 SHORT-TERM INSTRUMENTS 8.7%

                                            Principal
                                               Amount
                                               (000s)
Certificates of Deposit 0.1%
Mexico Credit Link
       10.735% due 02/22/2002             $     5,000          5,077
                                                           ---------
   Commercial Paper 8.0%
Abbey National North America
        3.520% due 10/29/2001                   5,000          4,986
        3.550% due 10/29/2001                   3,200          3,191
   BP Amoco PLC
        3.450% due 10/01/2001                  25,000         25,000
Federal Home Loan Bank
        3.000% due 10/01/2001                  30,000         30,000
        4.000% due 10/31/2001                     500            498
General Electric Capital Corp.
        3.470% due 10/02/2001                   7,400          7,399
        3.420% due 12/24/2001                  40,000         39,762
        3.420% due 12/26/2001                   3,800          3,777
        3.670% due 12/26/2001                  11,500         11,430
        3.520% due 12/27/2001                  32,000         31,799
        3.490% due 12/27/2001                   5,400          5,366
KFW International Finance, Inc.
        3.420% due 12/20/2001                   1,100          1,094
PepsiCo, Inc.
        3.410% due 10/01/2001                  35,000         35,000
Queensland Treasury Corp.
        3.560% due 10/23/2001                   3,400          3,393
SBC Communications, Inc.
        3.430% due 11/29/2001                   1,000            996
UBS Finance, Inc.
        3.450% due 10/29/2001
        3.450% due 10/01/2001                 200,000        200,000
        3.420% due 12/19/2001                     300            298
        3.550% due 12/19/2001                     100             99
        3.360% due 12/20/2001                   2,900          2,884
                                                           ---------
                                                             406,972
                                                           =========
Repurchase Agreement 0.6%
State Street Bank
        2.600% due 10/01/2001                  31,917         31,917
                                                           ---------
        (Dated 09/28/2001. Collateralized
        by Fannie Mae
        6.625% due 09/15/2009 valued at
        $7,055 and
        Fannie Mae 4.570% due 05/16/2003
        valued at $25,501.
        Repurchase proceeds are $31,923.)

U.S. Treasury Bills 0.0%
        3.136% due 10/18/2001 (b)(g)              750            749
                                                           ---------
Total Short-Term Instruments                                 444,715
(Cost $444,463)                                            =========

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 81

Low Duration Fund
September 30, 2001 (Unaudited)
                                                                          Value
                                                                         (000s)
-------------------------------------------------------------------------------

Total Investments (a) 147.5%                                     $    7,534,221
(Cost $7,464,456)

Written Options (c) (0.0%)                                                  (65)
(Premiums $1,783)

Other Assets and Liabilities (Net) (47.5%)                           (2,426,742)
                                                                 --------------

Net Assets 100.0%                                                $    5,107,414
                                                                 ==============
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                   $      123,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (53,881)
                                                                 --------------

Unrealized appreciation-net                                      $       69,765
                                                                 ==============
(b) Securities with an aggregate market value of $6,856
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 2001:
                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
-------------------------------------------------------------------------------
Eurodollar June Futures (06/2002)                           15   $           68
Eurodollar September Futures (09/2002)                      13               53
Eurodollar December Futures (12/2002)                       20               70
Eurodollar March Futures (03/2003)                          20               57
U.S. Treasury 10 Year Note (12/2001)                        42               29
U.S. Treasury 30 Year Bond (12/2001)                        38               (7)
                                                                 --------------
                                                                 $          270
                                                                 ==============
(c) Premiums received on written options:
                                              # of
Type                                     Contracts     Premium            Value
-------------------------------------------------------------------------------
Put - OTC Euro vs. U.S. Dollar
  Strike @ 0.820 Exp. 11/21/2001        19,200,000   $     587   $            2

Put - OTC Euro vs. U.S. Dollar
  Strike @ 0.820 Exp. 11/27/2001        19,200,000         542                3

Put - CME Eurodollar June Futures
  Strike @ 95.500 Exp. 06/17/2002              856         633               56

Put - CME Eurodollar June Futures
  Strike @ 95.750 Exp. 06/17/2002               18          11                2

Put - CME Eurodollar June Futures
  Strike @ 96.000 Exp. 06/17/2002               14          10                2
                                                     --------------------------
                                                     $   1,783   $           65
                                                     ==========================

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:


                                 Principal
                                    Amount                          Unrealized
                                Covered by     Settlement         Appreciation/
Type           Currency           Contract          Month        (Depreciation)
-------------------------------------------------------------------------------
Buy                  EC             54,633        10/2001       $          (366)
Sell                 BP              7,056        10/2001                     2
Sell                 JY         11,104,000        10/2001                  (625)
                                                                ---------------
                                                                $          (989)
                                                                ===============
(f) Principal amount denoted in indicated currency:

          BP - British Pound
          EC - Euro
          IL - Italian Lira
          JY - Japanese Yen

(g) Securities are grouped by coupon or range of a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Security is in default.

(k) Swap agreements outstanding at September 30, 2001:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                  JY  3,285,600   $       (1,174)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                  BP    175,100            2,295

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                         94,300            1,236

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                         77,600            1,559

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2004                                         23,300              471

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                   $      2,900              164


Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                         20,000               (8)

82 PIMCO Funds Semi-Annual Report |9.30.01 | See accompanying notes

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS-Warburg
Exp. 01/14/2003                                   $     43,000      $       (12)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                          5,000              (22)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. due 12/19/2001.

Broker: Lehman Brothers
Exp. 12/19/2001                                         25,000              (23)

Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.

Broker: Goldman Sachs
Exp. 06/15/2004                                         50,000             (120)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                         30,000              (40)
                                                                    -----------
                                                                    $     4,326
                                                                    ===========

(l) Short sales open at September 30, 2001 were as follows:

                      Coupon
Type                     (%)      Maturity       Par        Value      Proceeds
-------------------------------------------------------------------------------
U.S. Treasury Notes    5.875    11/15/2004    50,000    $  53,633   $    52,303
U.S. Treasury Notes    5.875    11/15/2004    44,080       47,283        46,110
U.S. Treasury Notes    6.000    08/15/2004    50,000       53,729        52,436
U.S. Treasury Notes    5.750    10/31/2002    50,000       51,716        51,596
U.S. Treasury Notes    5.750    10/31/2002    50,000       51,716        51,596
U.S. Treasury Notes    5.750    10/31/2002    23,200       23,996        23,941
U.S. Treasury Notes    5.750    11/15/2005    23,000       24,756        24,203
U.S. Treasury Notes    4.250    11/15/2003    50,000       51,408        51,288
U.S. Treasury Notes    4.250    11/15/2003    46,000       47,296        47,185
U.S. Treasury Notes    4.625    05/15/2006    18,600       19,263        19,175
                                                        -----------------------
                                                        $ 424,796   $   419,833
                                                        =======================

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 83

PIMCO Schedule of Investments A, B, and C Classes
Money Market Fund
September 30, 2001 (Unaudited)
                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 15.8%

Banking & Finance 13.5%
Bank of America Corp.
    4.560% due 10/26/2001 (a)                            $   1,550   $     1,550
    4.181% due 02/19/2002 (a)                                3,000         3,002
Bear Stearns Co., Inc.
    6.450% due 08/01/2002                                    3,500         3,570
Citigroup, Inc.
    7.450% due 06/06/2002 (a)                                5,000         5,129
General Motors Acceptance Corp.
    3.870% due 01/15/2002 (a)                                5,000         5,000
Goldman Sachs Group, Inc.
    4.520% due 01/28/2002 (a)                                2,000         2,001
Lloyds TSB Bank PLC
    3.460% due 12/11/2001                                    1,000           993
Merrill Lynch & Co.
    7.360% due 07/24/2002                                      600           615
Morgan Stanley, Dean Witter, Discover & Co.
    3.700% due 08/15/2005 (a)                                6,000         6,000
National Rural Utilities Cooperative Finance Corp.
    5.100% due 02/05/2002                                    3,200         3,215
Paine Webber Group, Inc.
    4.186% due 05/14/2002 (a)                                5,000         5,012
Rabobank Nederland NV
    3.240% due 10/01/2001                                   20,000        20,000
                                                                     -----------
                                                                          56,087
                                                                     ===========

Industrials 0.2%
Wal-Mart Stores, Inc.
    6.750% due 05/24/2002                                    1,000         1,018
                                                                     -----------
Utilities 2.1%
Southwestern Bell Communication Capital Corp.
    7.430% due 01/15/2002                                    5,000         5,052
Virginia Electric & Power Co.
    7.375% due 07/01/2002                                    3,400         3,486
                                                                     -----------
                                                                           8,538
                                                                     -----------
Total Corporate Bonds & Notes                                             65,643
                                                                     ===========
(Cost $65,643)

 SOVEREIGN ISSUES 0.2%

Republic of Ireland
    7.875% due 12/01/2001                                    1,000         1,005
                                                                     -----------
Total Sovereign Issues                                                     1,005
                                                                     ===========
(Cost $1,005)

 SHORT-TERM INSTRUMENTS 82.5%

Commercial Paper 82.2%
Abbey National North America
    3.450% due 10/24/2001                                    6,300         6,286
Archer Daniels Midland Co.
    3.880% due 10/05/2001                                    2,500         2,499
CBA (de) Finance
    3.700% due 10/15/2001                                    2,600         2,596
Dupont De Nemours & Co.
    2.950% due 10/11/2001                                   20,000        19,984
Fannie Mae
    4.000% due 10/25/2001                                      700           698
    3.490% due 12/14/2001                                    5,100         5,063
    3.610% due 12/20/2001                                    2,800         2,778
Federal Home Loan Bank
    3.000% due 10/01/2001                                  250,000       250,000
    4.000% due 10/31/2001                                    6,000         5,980
    7.000% due 03/15/2002                                      156           157
General Electric Capital Corp.
    3.400% due 12/26/2001                                    3,600         3,571
KFW International Finance, Inc.
    3.420% due 12/20/2001                                    3,900         3,870
    3.630% due 12/27/2001                                    8,500         8,425
Queensland Treasury Corp.
    3.560% due 10/23/2001                                    2,600         2,594
SBC Communications, Inc.                                    12,300        12,279
    3.530% due 10/18/2001
Swedbank, Inc.                                               5,400         5,390
    2.990% due 10/24/2001                                    5,500         5,461
    3.580% due 12/12/2001
UBS Finance, Inc.                                            3,400         3,370
    3.630% due 12/27/2001
    USAA Capital Corp.                                       1,000         1,002
    6.680% due 11/01/2001
                                                                     -----------
                                                                         342,003
                                                                     ===========
Repurchase Agreement 0.3%
State Street Bank                                            1,119         1,119
    2.600% due 10/01/2001
    (Dated 09/28/2001. Collateralized by Fannie Mae
    4.500% due 05/16/2003 valued at $1,143.
    Repurchase proceeds are $1,119.)
                                                                     -----------
Total Short-Term Instruments                                             343,122
                                                                     ===========
(Cost $343,122)


Total Investments (a) 98.5%                                          $   409,770
(Cost $409,770)

Other Assets and Liabilities (Net) 1.5%                                    6,054
                                                                     -----------

Net Assets 100.0%                                                    $   415,824
                                                                     ===========

(a) Variable rate security. The rate listed is as of September 30, 2001.

84 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
Municipal Bond Fund
September 30, 2001 (Unaudited)
                                                             Principal
                                                                Amount     Value
                                                                (000s)    (000s)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 105.5%

Arizona 2.8%
Phoenix Industrial Development Authority Revenue Bonds,
(GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016                                       $     780  $     822

Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998 5.375% due 06/01/2010                               1,210      1,293

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997-A 6.500% due 09/01/2004                               880        969
                                                                       ---------
                                                                           3,084
                                                                       =========
California 7.9%
Alameda, California Harbor Bay Business Park
Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006                                             360        368

Capistrano, California Unified School District Special
Tax Bonds, Series 1999 5.000% due 09/01/2008                      350        358

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027                                           1,500      1,023

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026                                           1,565      1,071

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                           1,000        284

Irvine, California Special Assessment Bonds,
(MBIA-IBC Insured), Series 1998
4.800% due 09/02/2004                                             150        154
4.900% due 09/02/2005                                             310        320
5.000% due 09/02/2006                                             150        155

Irvine, California Special Assessment Bonds, Series 1999
5.000% due 09/02/2005                                             350        362
5.100% due 09/02/2006                                             535        553
5.200% due 09/02/2007                                             255        263

Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006                                             350        366

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Revenue Bonds, Series 1984
7.550% due 11/01/2008                                           1,075      1,193


Orange County, California Improvement Bonds, Series 1998-A
4.900% due 09/02/2005                                             245        252

Pittsburg, California Infrastructure Refunding Bonds, Series 1998-A
4.900% due 09/02/2003                                             150        156
5.000% due 09/02/2004                                             150        158

Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005                                             170        173

Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004                                             345        350

Sacramento County, California Refunding Bonds, Series 1998
4.900% due 09/02/2005                                             300        304

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                             350        364

West Sacramento, California Refunding Bonds, Series 1998
5.000% due 09/02/2004                                             350        355
                                                                       ---------
                                                                           8,582
                                                                       =========
Colorado 4.2%
Colorado Housing & Finance Authority Revenue Bonds,
(FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022                                           1,000      1,049

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-B3 6.700% due 10/01/2016                              250        280

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-D3 6.750% due 04/01/2015                              250        286

Colorado Housing & Financial Authority Revenue Bonds,
Series 2000 5.150% due 08/01/2007                                 500        513

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2009                             1,390      1,378

Meridian Metro District of Colorado General
Obligation Bonds, (Asset Guaranty), Series 2001
4.125% due 12/01/2009                                           1,075      1,068
                                                                       ---------
                                                                           4,574
                                                                       =========
Connecticut 5.7%
Connecticut State General Obligation Bonds, Series 2001
7.010% due 12/15/2012                                           5,000      6,224
                                                                       ---------
Florida 1.0%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                             210        214

Orange County, Florida Health Facilities Authority
Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                             290        338

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A 6.043% due 10/01/2015                               500        500
                                                                       ---------
                                                                           1,052
                                                                       =========
Georgia 0.2%
Georgia Municipal Electric Authority Revenue Bonds,
(MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012                                             200        231
                                                                       ---------
Hawaii 2.4%
Hawaii State Housing Financial & Development Corporation
Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029                                           1,470      1,485

Honolulu Hawaii City & County General Obligation Bonds,
(MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008                                           1,000      1,097
                                                                       ---------
                                                                           2,582
                                                                       =========
Illinois 5.2%
Chicago, Illinois Board of Education General
Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                           1,000        361

Chicago, Illinois General Obligation Bonds, (MBIA Insured),
Series 2001 0.000% due 01/01/2020 (c)                           1,290        812

Fox Lake, Illinois Water & Sewer Revenue Bonds,
(AMBAC Insured), Series 1996
5.750% due 05/01/2013                                           1,135      1,221

Illinois Educational Facilities Authority Revenue Bonds,
Series 1993 8.320% due 07/01/2012                               2,000      2,242

Palatine Illinois Tax Increment Revenue Bonds,
(AMBAC Insured), Series 1998
5.250% due 01/01/2017                                           1,000      1,031
                                                                       ---------
                                                                           5,667
                                                                       =========

             See accompanying notes |9.30.01 | PIMCO Funds Semi-Annual Report 85

Municipal Bond Fund
September 30, 2001 (Unaudited)
                                                             Principal
                                                                Amount     Value
                                                                (000s)    (000s)
--------------------------------------------------------------------------------
Indiana 5.7%
Danville, Indiana Multi-School Building General
Obligation Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008                                        $     485 $     487
4.750% due 07/15/2009                                              200       210
5.000% due 07/15/2010                                              180       192
4.250% due 07/15/2011                                              290       291
4.400% due 01/15/2012                                              170       170
4.500% due 01/15/2013                                              190       190
4.650% due 01/15/2014                                              210       210
4.750% due 01/15/2015                                              235       235
4.850% due 01/15/2016                                              295       295

Hamilton Southeastern Indiana Construction School
Building Revenue Bonds, (FSA State Aid Withholding Insured),
Series 2001 5.000% due 07/15/2010                                  760       808


Indianapolis, Indiana Local Public Improvement Bonds
Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                            1,000     1,198

La Porte Indiana Multi School Building Revenue Bonds,
(MBIA Insured), Series 2001
5.250% due 01/15/2013                                            1,000     1,067

South Bend, Indiana Redevelopment Authority Lease
Revenue Bonds, Series 2000
5.100% due 02/01/2011                                              405       425
5.200% due 02/01/2012                                              230       242
5.500% due 02/01/2015                                              180       188
                                                                       ---------
                                                                           6,208
                                                                       =========
Kentucky 5.3%
Kentucky State Turnpike Authority Economic Development
Road Revenue Bonds, Series 1993
8.440% due 06/06/2012 (d)                                        5,000     5,750
                                                                       ---------
Louisiana 0.2%
Louisiana Local Government Revenue Bonds,
(MBIA Insured), Series 2000
5.700% due 01/01/2010                                              250       270
                                                                       ---------
Massachusetts 3.8%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993
5.950% due 10/01/2008                                            1,500     1,580

Massachusetts State Development Finance Agency
Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                              400       400

Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998
4.700% due 11/01/2007                                              210       217
4.800% due 11/01/2008                                               90        93

Massachusetts State General Obligation Ltd. Bonds,
(MBIA-IBC Insured), Series 1993
5.500% due 02/01/2011                                            1,000     1,053

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014                                              500       550

Massachusetts State Health Facilities Authority Revenue
Bonds, Series 1993
5.500% due 10/01/2002                                              270       269
                                                                       ---------
                                                                           4,162
                                                                       =========
Michigan 3.0%
Michigan State Environmental Protection General
Obligation Bonds, Series 1992
6.250% due 11/01/2012                                            1,100     1,290

Michigan State Strategic Fund Ltd. Obligation
Revenue Bonds, Series 2001
5.450% due 09/01/2029                                            2,000     2,002
                                                                       ---------
                                                                           3,292
                                                                       =========
Minnesota 1.0%
New Richland, Minnesota Revenue Bonds,
Series 1998 4.500% due 08/01/2004                                1,000     1,039
                                                                       ---------
Missouri 0.9%
Missouri State Housing Development Community
Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016                                            1,000     1,029
                                                                       ---------
Nevada 0.4%
Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 7.580% due 05/15/2028 (d)                              500       480
                                                                       ---------
New Hampshire 2.8%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 07/01/2016                                            2,980     3,031
                                                                       ---------
New Jersey 21.6%
New Jersey Economic Development Authority Revenue
Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028                                            4,000     3,845

New Jersey Economic Development Authority
Revenue Bonds, Series 1998
5.600% due 01/01/2012                                            1,000       943
6.375% due 04/01/2018                                            1,500     1,572
6.375% due 04/01/2031                                            8,000     8,356
6.500% due 04/01/2031                                            2,115     2,244
0.000% due 04/01/2013                                            1,595       836

New Jersey Economic Development Authority Revenue
Bonds, Series 1999 6.625% due 09/15/2012                         3,500     3,118

New Jersey State Highway Authority Garden Street
Parkway General Revenue Bonds, (FGIC Insured),
Series 2001 5.500% due 01/01/2015                                2,500     2,721
                                                                       ---------
                                                                          23,635
                                                                       =========
New Mexico 0.3%
Santa Fe County, New Mexico El Castillo Retirement
Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007                                              315       300
                                                                       ---------
New York 1.9%
Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                            1,000     1,070

New York State Dormitory Authority Revenue Bonds,
(ACA Insured), Series 2000
5.850% due 07/01/2010                                            1,000     1,060
                                                                       ---------
                                                                           2,130
                                                                       =========
North Dakota 1.9%
Mercer County, North Dakota Pollution Control Revenue
Bonds, Series 1991 6.900% due 02/01/2019                         2,000     2,045
                                                                       ---------
Oklahoma 0.9%
Oklahoma Housing Finance Agency Single Family Revenue
Bonds, Series 2001 0.000% due 09/01/2032                         6,750     1,025
                                                                       ---------
Pennsylvania 2.9%
Delaware County, Pennsylvania Hospital Revenue Bonds,
Series 1998 4.900% due 12/01/2008                                  100        98

Delaware County, Pennsylvania Industrial Development
Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008
                                                                   725       786
Pennsylvania Convention Center Revenue Bonds,
(MBIA-IBC Insured), Series 1994
6.750% due 09/01/2019                                            2,000     2,234
                                                                       ---------
                                                                           3,118
                                                                       =========

86 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
-------------------------------------------------------------------------------
Puerto Rico 0.9%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000 5.750% due 07/01/2010              $     750  $          829
6.000% due 07/01/2026                                       150             161
                                                                 --------------
                                                                            990
                                                                 ==============
South Carolina 2.6%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999
5.700% due 07/01/2012                                     1,000           1,033

South Carolina State Public Service Authority Revenue
Bonds, Series 1993 6.838% due 06/28/2013 (d)              1,700           1,842
                                                                 --------------
                                                                          2,875
                                                                 ==============
Tennessee 1.7%
Nashville & Davidson County, Tennessee Revenue Bonds,
Series 1998 4.450% due 08/01/2007                         1,000           1,031

Sullivan County, Tennessee Industrial Development
Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015                                       750             803
                                                                 --------------
                                                                          1,834
                                                                 ==============
Texas 13.1%
Bexar County, Texas Housing Finance Corporate
Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011                                       900             928

Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                     2,190             338

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998 4.900% due 10/01/2015         1,500           1,531

Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                     1,000             967

Del Rio Texas Waterworks & Sewer System Revenue
Bonds, (MBIA Insured), Series 1993
5.500% due 06/01/2015                                     2,400           2,476

Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029                                     1,000             782

Houston, Texas Water & Sewer System Revenue Bonds,
(FSA Insured), Series 2001
5.500% due 12/01/2017                                     1,000           1,049

Katy, Texas Independent School District General
Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024                                     1,500           1,399

Lamar, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020                                     1,750           1,671

Midlothian, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018                                     1,000             382

Red River, Texas Educational Finance Revenue Bonds,
Series 2000 5.750% due 05/15/2017                           750             800

Rio Grande City, Texas Construction Independent School
District General Obligation Bonds, (PSF-GTD Insured),
Series 2000 5.875% due 08/15/2018                         1,825           1,970
                                                                 --------------
                                                                         14,293
                                                                 ==============
Virginia 1.1%
Roanoke, Virginia Industrial Development Authority
Hospital Revenue Bonds, Series 1995
2.750% due 07/01/2019 (d)                                 1,200           1,200
                                                                 --------------
Washington State 2.9%
Washington State General Obligation Bonds,
Series 1998 5.250% due 07/01/2012                         3,000           3,168
                                                                 --------------
West Virginia 1.2%
West Virginia State Parkways Economic Development &
Tourism Authority Revenue Bonds, (FGIC Insured),
Series 1993 8.995% due 05/16/2019 (d)                     1,200           1,308
                                                                 --------------

Total Municipal Bonds & Notes                                           115,178
                                                                 ==============
(Cost $111,647)

 U.S. TREASURY OBLIGATIONS 0.3%

Treasury Inflation Protected Securities
    3.375% due 01/15/2007 (b)(e)                            280             288
                                                                 --------------
Total U.S. Treasury Obligations                                             288
                                                                 ==============
(Cost $285)

 SHORT-TERM INSTRUMENTS 0.3%

Money Market Fund 0.3%
SSgA Tax Free Money Market
    1.940% due 10/01/2001                                   334             334
                                                                 --------------
Total Short-Term Instruments                                                334
                                                                 ==============
(Cost $334)

Total Investments (a) 106.1%                                     $      115,800
(Cost $112,266)

Other Assets and Liabilities (Net) (6.1%)                                (6,676)
                                                                 --------------

Net Assets 100.0%                                                $      109,124
                                                                 ==============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                   $       4,316

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (782)
                                                                 --------------

Unrealized appreciation-net                                      $        3,534
                                                                 ==============
(b) Securities with an aggregate market value of $288 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:


                                                           # of      Unrealized
Type                                                  Contracts  (Depreciation)
-------------------------------------------------------------------------------
Municipal Bond (12/2001)                                     45  $          (21)
U.S. Treasury 30 Year Bond (12/2001)                         75            (143)
                                                                 --------------
                                                                 $         (164)
                                                                 ==============

(c) Security becomes interest bearing at a future date.

(d) Variable rate security.  The rate listed is as of September 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 87

PIMCO Schedule of Investments A, B, and C Classes
New York Municipal Bond Fund
September 30, 2001 (Unaudited)
                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 96.8%

New Jersey 17.7%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031              $     850  $          888
                                                                 --------------

New York 71.6%
Amherst, New York General Obligation Bonds,
(FGIC Insured), Series 1999-A
5.500% due 12/01/2008                                       150             167

Edmeston, New York Central School District General
Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007                                       150             163

Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                       150             160

New York City, New York Individual Development Agency
Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032                                       400             302

New York City, New York Individual Development
Revenue Bonds, Series 1997
5.650% due 10/01/2028                                       150             148

New York City, New York Industrial Development Agency
Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028                                     1,000             925

New York City, New York Trust Cultural Reserve Revenue
Bonds, Series 1990 2.550% due 12/01/2015 (c)                147             147

New York State General Obligation Bonds,
Series 1997-D 5.250% due 08/01/2021                         100             100

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 07/01/2002                                       150             153

New York State Dormitory Authority Revenue Bonds,
(FSA Insured), Series 1998
4.750% due 07/01/2008                                       150             158

New York State Dormitory Authority Revenue Bonds,
Series 2000 6.000% due 07/01/2010                           150             163

New York State Dormitory Authority Revenue Bonds,
Series 2001 5.500% due 07/01/2030                           200             203

New York State Energy Research & Development Authority
Pollution Control Revenue Bonds, Series 1985
2.650% due 07/01/2015 (c)                                   100             100

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                                       150             158

New York State Power Authority Revenue & General
Purpose Bonds, Series 1972-E
5.500% due 01/01/2010                                       125             137

New York State Urban Development Corp. Revenue Bonds,
Series 1999 5.000% due 01/01/2005                           150             158

Rockland County, New York Solid Waste Management
Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005                                       145             153

Suffolk County, New York Individual Development Agency
Research Facility Revenue Bonds, (LOC-Morgan Guaranty Trust),
Series 1993 2.750% due 07/01/2023 (c)                       100             100
                                                                 --------------
                                                                          3,595
                                                                 ==============

Puerto Rico 7.5%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 6.000% due 07/01/2026                           100             107

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
9.178% due 07/01/2023 (c)                                   250             271

                                                                            378
                                                                 --------------
Total Municipal Bonds & Notes                                             4,861
                                                                 ==============
(Cost $4,790)

 SHORT-TERM INSTRUMENTS 1.7%

Money Market Fund 1.7%
Reich & Tang New York Money Market
1.890% due 10/01/2001 (b)                                   86               86
                                                                 --------------
Total Short-Term Instruments                                                 86
(Cost $86)                                                       ==============


Total Investments (a) 98.5%                                      $        4,947
(Cost $4,876)

Other Assets and Liabilities (Net) 1.5%                                      77
                                                                 --------------

Net Assets 100.0%                                                $        5,024
                                                                 ==============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                   $          163

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (92)
                                                                 --------------
Unrealized appreciation-net                                      $           71
                                                                 ==============
(b) Securities with an aggregate market value of $11 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                          # of      Unrealized
Type                                                 Contracts   (Depreciation)
-------------------------------------------------------------------------------
Municipal Bond (12/2001)                                     5   $          (3)
                                                                 -------------

(c) Variable rate security. The rate listed is as of September 30, 2001.

88 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
Real Return Fund
September 30, 2001 (Unaudited)


                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 20.2%

Banking & Finance 12.9%
Allstate Financial Global Funding
     7.125% due 09/26/2005                           $     2,500    $     2,693
Associates Corp. of North America
     3.900% due 05/08/2003 (d)                             1,500          1,506
Atlas Reinsurance PLC
     6.520% due 04/04/2003 (d)                             6,700          6,700
     7.520% due 10/04/2004 (d)                             4,400          4,400
Bear Stearns Co., Inc.
     3.850% due 12/01/2003 (d)                               500            501
     4.147% due 09/21/2004 (d)                             1,000          1,000
Boeing Capital Corp.
     5.650% due 05/15/2006                                 5,000          5,025
Chase Manhanttan Corp.
     3.820% due 12/10/2001 (d)                               500            501
CIT Group, Inc.
     4.270% due 04/07/2003 (d)                               300            301
Donaldson, Lufkin & Jenrette, Inc.
     4.150% due 04/25/2003 (d)                             7,500          7,528
DQE Capital Corp.
     4.270% due 01/15/2002 (d)                             1,000          1,001
Export-Import Bank Korea
     6.500% due 11/15/2006                                 2,500          2,578
Finova Group, Inc.
     7.500% due 11/15/2009                                   840            330
First Union Corp.
     7.550% due 08/18/2005                                10,000         10,945
Florida Windstorm Underwriting
Association
     6.700% due 08/25/2004                                   500            528
Ford Motor Credit Co.
     3.720% due 02/13/2003 (d)                               350            346
     4.076% due 06/20/2003 (d)                            18,500         18,278
     3.303% due 06/23/2003 (d)                             1,000            991
     4.120% due 01/26/2004 (d)                             8,200          8,100
General Motors Acceptance Corp.
     3.720% due 12/09/2002 (d)                             2,000          1,983
     3.985% due 07/21/2003 (d)                             3,500          3,442
     3.986% due 08/04/2003 (d)                             5,000          4,934
Halyard RE
  10.376% due 04/05/2002 (d)                                 800            801
Heller Financial, Inc.
     3.880% due 04/26/2002 (d)                               250            250
     6.500% due 07/22/2002                                 1,000          1,030
     7.500% due 08/23/2002                                10,200         10,591
     3.965% due 04/28/2003 (d)                             3,000          3,005
Household Finance Corp.
     4.025% due 08/06/2002 (d)                             2,000          2,007
J.P. Morgan & Co., Inc.
     8.381% due 02/15/2012 (d)                             6,370          6,213
Juno RE Ltd.
  10.367% due 06/26/2002 (d)                               9,050          9,036
Korea Development Bank
     6.118% due 03/01/2002 (d)                               500            496
     8.294% due 06/16/2003 (d)                               500            490
Lehman Brothers Holdings, Inc.
     4.290% due 06/03/2002 (d)                             2,500          2,505
     4.570% due 07/15/2002 (d)                               600            603
     4.290% due 09/03/2002 (d)                             2,000          2,003
MBNA America Bank NA
     3.950% due 04/25/2002 (d)                               500            499
Merrill Lynch & Co.
     3.850% due 02/04/2003 (d)                             2,000          2,001
     3.958% due 08/01/2003 (d)                             4,000          4,012
     3.847% due 05/21/2004 (d)                             2,100          2,104
Monumental Global Funding II
     3.980% due 09/26/2003 (d)                             2,000          2,000
Morgan Stanley, Dean Witter & Co.
     3.920% due 04/15/2002 (d)                             1,000          1,001
     3.747% due 02/21/2003 (d)                             1,500          1,502
     4.097% due 03/11/2003 (d)                             2,000          2,002
National Australia Bank Ltd.
     4.186% due 05/19/2010 (d)                             1,500          1,504
National Rural Utilities Cooperative
Finance Corp.
     5.393% due 05/31/2002 (d)                             1,900          1,903
     3.790% due 07/17/2003 (d)                            10,000         10,006
National Westminster Bank PLC
     3.650% due 09/16/2002 (d)                             3,500          3,509
NeHi, Inc.
     7.600% due 06/09/2003 (d)                             3,000          3,015
Old Kent Bank
     4.428% due 11/01/2005 (d)                             1,000            999
Pemex Finance Ltd.
     6.125% due 11/15/2003                                   300            306
Premium Asset Trust
     3.837% due 11/27/2004 (d)                             5,000          5,014
Protective Life Funding Trust
     4.110% due 01/17/2003 (d)                             1,000          1,003
Prudential Funding Corp.
     3.990% due 10/18/2001 (d)                             3,000          3,002
     6.375% due 07/23/2006                                 7,000          7,312
PS Colorado Credit Corp.
     4.175% due 05/30/2002 (d)                             1,300          1,302
Residential Reinsurance
     8.510% due 06/01/2004                                 5,500          5,500
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (g)                            22,218         22,332
     3.955% due 04/28/2003 (d)                             3,000          3,005
Seismic Ltd.
     8.336% due 01/01/2002 (d)                             2,500          2,496
Textron Financial Corp.
     3.950% due 10/26/2001 (d)                             2,500          2,502
     4.058% due 09/17/2002 (d)                             5,000          5,009
     3.870% due 12/09/2002 (d)                             1,000          1,004
Toyota Motor Credit Corp.
     7.586% due 02/15/2002 (d)                               400            402
Trinom Ltd.
     7.910% due 12/18/2004 (d)                             6,500          6,500
Washington Mutual Capital I
     3.860% due 05/17/2004 (d)                            20,000         20,040
Western Capital
     9.440% due 01/07/2003 (d)                             5,000          5,000
                                                                    -----------
                                                                        250,427
                                                                    ===========

Industrials 4.8% AIC Corp.
     5.026% due 10/02/2002 (d)                               250            251
American Airlines, Inc.
     6.978% due 04/01/2011                                 3,000          3,024
Coastal Corp.
     4.278% due 07/21/2003 (d)                             8,000          8,027
Cox Enterprises, Inc.
     4.578% due 05/01/2033 (d)                             2,000          2,014
DaimlerChrysler North America Holding Corp.
     3.920% due 12/16/2002 (d)                             2,000          2,011
     3.880% due 08/16/2004 (d)                             5,000          4,904
     8.500% due 01/18/2031                                16,900         17,879
Delta Air Lines, Inc.
     8.540% due 01/02/2007                                 3,734          3,578
Enron Corp.
     8.000% due 08/15/2005                                 4,000          4,139
Fred Meyer, Inc.
     7.375% due 03/01/2005                                 2,000          2,143
Global Crossing Holding Ltd.
     6.000% due 10/15/2013                                 1,250            756
HCA - The Healthcare Co.
     5.351% due 09/19/2002 (d)                             8,000          8,011
Petroleos Mexicanos
     9.500% due 09/15/2027                                 4,750          5,047
Qwest Capital Funding, Inc.
     4.270% due 07/08/2002 (d)                             2,500          2,503
SR Wind Ltd.
     8.887% due 05/18/2005 (d)                             6,000          5,980
     9.387% due 05/18/2005 (d)                             2,500          2,526
Staples, Inc.
     4.362% due 11/26/2001 (d)                             2,000          2,003


See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 89

Real Return Fund
September 30, 2001 (Unaudited)
                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
United Air Lines, Inc.
     3.682% due 12/02/2002 (d)                         $     1,149  $     1,154
Walt Disney Co.
     4.500% due 09/15/2004                                  15,000       15,064
Waste Management, Inc.
     7.100% due 08/01/2026                                   1,500        1,564
                                                                    -----------
                                                                         92,578
                                                                    ===========
Utilities 2.5%
Allete
     4.610% due 10/20/2003 (d)                               2,500        2,506
Commonwealth Edison Co.
     4.210% due 09/30/2002 (d)                               1,000        1,001
Deutsche Telekom AG
     7.750% due 06/15/2005                                  10,000       10,689
Dominion Resources, Inc.
     3.800% due 09/16/2002 (d)                               3,500        3,519
     7.600% due 07/15/2003                                   5,000        5,312
Entergy Gulf States, Inc.
     4.662% due 06/02/2003 (d)                               4,500        4,514
Hawaiian Electric Industries, Inc.
     4.820% due 04/15/2003 (d)                               2,000        2,004
Oneok, Inc.
     4.358% due 04/24/2002 (d)                               2,000        2,003
Scana Corp.
     4.150% due 02/08/2002 (d)                               1,900        1,901
     4.420% due 07/15/2002 (d)                               3,900        3,904
Sprint Capital Corp.
     3.860% due 11/15/2001 (d)                               1,000        1,001
     3.870% due 06/10/2002 (d)                               3,000        3,008
Vodafone Group PLC
     3.957% due 12/19/2001 (d)                               6,500        6,509
WorldCom, Inc.
     7.375% due 01/15/2003                                   1,000        1,035
                                                                    -----------
                                                                         48,906
                                                                    -----------
Total Corporate Bonds & Notes                                           391,911
(Cost $389,246)                                                     ===========

 MUNICIPAL BONDS & NOTES 0.0%

New Mexico 0.0%
New Mexico Mortgage Finance Authorities Revenue Bonds,
(GNMA,FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                                          140          153
                                                                    -----------
New York 0.0%
New York City General Obligation Bonds, Series 1997
3.897% due 08/01/2002 (d)                                       24           24
                                                                    -----------
Total Municipal Bonds & Notes                                               177
(Cost $164)                                                         ===========

 U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
     5.440% due 03/13/2002 (d)                               7,600        7,642
Federal Farm Credit Bank
     3.654% due 02/14/2002 (d)                                 600          603
Federal Home Loan Bank
     7.535% due 02/15/2002 (d)                               2,485        2,497
SallieMae
     4.373% due 01/25/2007 (d)                                 208          208
                                                                    -----------
Total U.S. Government Agencies                                           10,950
(Cost $10,872)                                                      ===========



 U.S. TREASURY OBLIGATIONS 121.5%

Treasury Inflation Protected Securities (g)(h)

     3.625% due 07/15/2002 (b)                             466,208      474,367
     3.375% due 01/15/2007                                 265,757      273,481
     3.625% due 01/15/2008                                 248,006      257,384
     3.875% due 01/15/2009                                 582,284      612,672
     4.250% due 01/15/2010                                 197,177      212,890
     3.500% due 01/15/2011                                  16,325       16,795
     3.625% due 04/15/2028                                 228,233      234,439
     3.875% due 04/15/2029                                 260,239      279,514
                                                                    -----------
Total U.S. Treasury Obligations                                       2,361,542
(Cost $2,321,841)                                                   ===========




MORTGAGE-BACKED SECURITIES 0.8%

Collateralized Mortgage Obligations 0.8%
Bear Stearns Adjustable Rate
Mortgage Trust
     6.820% due 11/25/2030 (d)                         $     3,837  $     3,909
Freddie Mac
     7.000% due 07/15/2022                                     204          204
     6.500% due 01/25/2028                                     100           99
     7.000% due 10/15/2030                                   3,000        3,157
GMAC Commercial Mortgage Asset Corp.
     3.357% due 07/20/2002                                   7,304        7,304
                                                                    -----------
                                                                         14,673
                                                                    ===========
Fannie Mae 0.0%
     8.054% due 10/01/2024 (d)                                 254          272
                                                                    -----------

Federal Housing Administration 0.0%
     7.430% due 12/01/2020                                     293          302
                                                                    -----------

Total Mortgage-Backed Securities                                         15,247
                                                                    ===========
(Cost $15,011)

 ASSET-BACKED SECURITIES 1.3%

AESOP Funding II LLC
     3.860% due 11/20/2006 (d)                              14,000       13,925
AFC Home Equity Loan Trust
     2.881% due 03/25/2027 (d)                                 140          140
American Residential Eagle Trust
     4.132% due 07/25/2029 (d)                               3,490        3,499
Asset Backed Securities Corp. Home
Equity
     3.155% due 06/21/2029 (d)                               2,164        2,172
Conseco Finance
     7.890% due 07/15/2018                                   2,000        2,114
     8.170% due 12/15/2025                                   2,000        2,169
Conseco Finance Home Loan Trust
     8.880% due 06/15/2024                                     750          819
EQCC Home Equity Loan Trust
     3.307% due 03/20/2029 (d)                                 138          138
SallieMae
     4.143% due 07/25/2004 (d)                                  35           35
     4.173% due 10/25/2004 (d)                                  33           33
     5.261% due 04/25/2006 (d)                                 999          998
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                     105          106
                                                                    -----------
Total Asset-Backed Securities                                            26,148
                                                                    ===========
(Cost $25,851)

 SOVEREIGN ISSUES 0.0%

United Mexican States
     0.000% due 06/30/2003 (d)                                 718            6
                                                                    -----------
Total Sovereign Issues                                                        6
                                                                    ===========
(Cost $0)

 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f)2.3%

Caisse D'amort Dette Soc
     3.800% due 07/25/2006                            EC     5,169        4,807
Commonwealth of Canada
     4.000% due 12/01/2031                            C$        22           14
Commonwealth of New Zealand
     4.500% due 02/15/2016                            N$    33,500       14,695
Republic of France
     3.000% due 07/25/2009                            EC    28,552       25,282
                                                                    -----------
Total Foreign Currency-Denominated Issues                                44,798
                                                                    ===========
(Cost $44,430)

 CONVERTIBLE BONDS & NOTES 0.2%

Utilities 0.2%
Nabors Industries, Inc.
     0.000% due 06/20/2020                             $     5,000        3,106
                                                                    -----------
Total Convertible Bonds & Notes                                           3,106
(Cost $3,136)                                                       ===========



90 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
-------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 3.8%

Commercial Paper 2.9%
CDC
    3.380% due 10/01/2001                             $  40,000  $       40,000
General Electric Capital Corp.
    3.530% due 12/27/2001                                   100              99
UBS Finance, Inc.
    3.450% due 10/01/2001                                15,000          15,000
    3.870% due 10/02/2001                                   100             100
    3.740% due 12/19/2001                                 1,900           1,889
                                                                 --------------
                                                                         57,088
                                                                 ==============
Repurchase Agreement 0.9%
State Street Bank
    2.600% due 10/01/2001                                17,000          17,000
    (Dated 09/28/2001. Collateralized by Fannie Mae
    5.000% due 02/03/2003 valued at $17,343.
    Repurchase proceeds are $17,004.)

U.S. Treasury Bills 0.0%
    3.518% due 10/18/2001 (b)(i)                            800             799
                                                                 --------------
Total Short-Term Instruments                                             74,887
(Cost $74,882)                                                   ==============


Total Investments (a) 150.7%                                     $    2,928,772
(Cost $2,885,433)

Other Assets and Liabilities (Net) (50.7%)                             (984,888)
                                                                 --------------

Net Assets 100.0%                                                $    1,943,884
                                                                 ==============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                   $       46,027

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (2,688)
                                                                 --------------
Unrealized appreciation-net                                      $       43,339
                                                                 ==============

(b) Securities with an aggregate market value of $911 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
-------------------------------------------------------------------------------
Eurodollar June Futures (06/2003)                           378  $          902
Eurodollar September Futures (09/2002)                      300               0
U.S. Treasury 5 Year Note (12/2001)                          24             (23)
                                                                 --------------
                                                                 $          879
                                                                 ==============
(c) Swap agreements outstanding at September 30, 2001:

                                                       Notional      Unrealized
Type                                                     Amount  (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2005                                       $  10,000  $       (1,062)

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                           5,000            (334)

Receive floating rate based on 3-month LIBOR plus
1.000% and pay to the counterparty the notional amount of $5,000 in exchange for shares of Nabors
Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley Dean Witter
Exp. 06/20/2003                                           3,042             (20)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/15/2003                                          15,900            (345)

Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002s                                          1,000              (1)
                                                                 --------------
                                                                 $       (1,762)
                                                                 ==============


(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:


                             Principal
                                Amount                               Unrealized
                            Covered by          Settlement        Appreciation/
Type          Currency        Contract               Month       (Depreciation)
--------------------------------------------------------------------------------
Buy           C$                28,552             10/2001       $          (29)
Sell                            57,380             10/2001                  126
Sell          EC                24,613             10/2001                  153
Sell          JY                78,994             10/2001                   (5)
Sell          N$                36,053             10/2001                1,149
                                                                 --------------
                                                                 $        1,394
                                                                 ==============
(f) Principal amount denoted in indicated currency:

          C$ - Canadian Dollar
          EC - Euro
          JY - Japanese Yen
          N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Subject to financing transaction.

(i) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 91

PIMCO Schedule of Investments A, B, and C Classes
Short-Term Fund
September 30, 2001 (Unaudited)


                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 33.0%

Banking & Finance 16.6%
ABN AMRO Bank
    6.625% due 10/31/2001                            $    2,000     $     2,006
Banco Nacional Obra Services
    9.625% due 11/15/2003                                 3,900           4,183
Bank One Corp.
    4.517% due 01/24/2002 (d)                             2,000           2,003
BankBoston Corp.
    6.125% due 03/15/2002                                 1,000           1,016
Bankunited FSB
    5.400% due 02/02/2004                                 4,000           4,135
Bear Stearns Co., Inc.
    5.125% due 02/22/2004 (d)                             4,200           4,330
    5.270% due 09/21/2004 (d)                             3,900           3,901
Chrysler Financial Corp. LLC
    5.250% due 10/22/2001                                 2,800           2,803
    5.690% due 11/15/2001                                 1,200           1,204
CIT Group, Inc.
    3.510% due 09/13/2002 (d)                             6,300           6,312
Citigroup, Inc.
    5.500% due 08/19/2003 (d)                            11,040          11,529
Countrywide Funding Corp.
    8.760% due 03/05/2002                                   500             512
Donaldson, Lufkin & Jenrette, Inc.
    4.280% due 07/18/2003 (d)                             8,000           8,028
DQE Capital Corp.
    5.260% due 01/15/2002 (d)                             2,000           2,001
Export-Import Bank Korea
    6.500% due 02/10/2002                                 1,000           1,014
First Union Corp.
    8.125% due 06/24/2002                                 1,350           1,398
First USA Bank
    4.140% due 05/15/2002 (d)                             6,000           6,010
Ford Credit Canada
    3.310% due 12/16/2002 (d)                            10,000          10,006
Ford Motor Credit Co.
    3.732% due 06/02/2003 (d)                             2,500           2,474
    4.320% due 03/08/2004 (d)                             4,300           4,286
    3.747% due 05/21/2004 (d)                             3,300           3,236
    4.200% due 07/18/2005 (d)                            10,000           9,760
General Motors Acceptance Corp.
    5.800% due 03/12/2003                                 1,500           1,542
    5.950% due 03/14/2003                                 1,700           1,743
    4.130% due 08/18/2003 (d)                            16,575          16,329
    3.956% due 11/07/2003 (d)                             8,700           8,548
    5.547% due 01/20/2004 (d)                             3,900           3,855
    4.450% due 05/04/2004 (d)                             4,000           3,945
Golden West Financial Corp.
    7.875% due 01/15/2002                                 3,450           3,498
    6.700% due 07/01/2002                                 6,870           7,053
Goldman Sachs Group, Inc.
    3.988% due 01/17/2003 (d)                             5,000           5,005
Heller Financial, Inc.
    3.950% due 04/22/2002 (d)                            12,900          12,923
    6.500% due 07/22/2002                                 1,000           1,030
Korea Development Bank
    7.900% due 02/01/2002                                   900             912
    7.625% due 10/01/2002                                 2,500           2,598
Lehman Brothers Holdings, Inc.
    4.356% due 05/07/2002 (d)                             3,000           3,012
    4.220% due 04/04/2003 (d)                             3,000           3,006
    3.712% due 06/03/2003 (d)                             2,800           2,788
Meridian Bancorp, Inc.
    7.875% due 07/15/2002                                 1,500           1,551
Merrill Lynch & Co.
    4.593% due 08/01/2003 (d)                             4,000           4,012
Morgan Stanley, Dean Witter & Co.
    3.830% due 01/28/2002 (d)                             8,600           8,611
National Consumer Coop Bank
    4.500% due 10/26/2001 (d)                            10,000          10,008
National Rural Utilities Cooperative
Finance Corp.
    3.657% due 07/17/2003 (d)                            17,200          17,210
Paine Webber Group, Inc.
    4.330% due 07/15/2002 (d)                            10,000          10,035
Protective Life Funding Trust
    4.110% due 01/17/2003 (d)                             2,000           2,007
PS Colorado Credit Corp.
    4.175% due 05/30/2002 (d)                             2,000           2,004
Salomon, Smith Barney Holdings
    3.650% due 02/14/2002 (d)                             3,358           3,375
    4.040% due 07/18/2007 (d)                             5,000           5,013
Transamerica Finance Corp.
    3.406% due 12/14/2001 (d)                             4,000           4,005
U.S. Bancorp
    4.543% due 02/03/2003 (d)                             3,700           3,715
USAA Capital Corp.
    7.050% due 11/08/2006                                   445             486
Verizon Global Funding Corp.
    6.750% due 12/01/2005                                 3,000           3,198
                                                                    -----------
                                                                        245,164
                                                                    ===========
Industrials 6.9%
Air Canada
    6.037% due 07/31/2005 (d)                             1,455           1,389
AOL Time Warner, Inc.
    6.125% due 04/15/2006                                 3,000           3,100
Clear Channel Communications, Inc.
    3.700% due 06/15/2002 (d)                               900             903
Coastal Corp.
    4.913% due 07/21/2003 (d)                             5,000           5,017
Conagra Foods, Inc.
    5.500% due 10/15/2002                                 3,300           3,366
    4.220% due 09/10/2003 (d)                            11,800          11,822
DaimlerChrysler North America Holding
Corp.
    6.670% due 02/15/2002                                 5,900           5,972
    6.590% due 06/18/2002                                 5,000           5,113
    3.797% due 08/23/2002 (d)                             5,800           5,802
    3.270% due 09/16/2002 (d)                             7,000           6,959
    3.920% due 12/16/2002 (d)                             2,100           2,112
    1.000% due 08/01/2003 (d)                             2,800           2,775
    3.880% due 08/16/2004 (d)                             2,800           2,746
HCA - The Healthcare Co.
    4.610% due 09/19/2002 (d)                            10,000          10,013
Kroger Co.
    4.310% due 08/16/2012 (d)                             5,000           5,006
McDonald's Corp.
    6.000% due 06/23/2002                                   475             486
Racers
    3.712% due 03/03/2003 (d)                            10,000          10,021
Safeway, Inc.
    5.875% due 11/15/2001                                 1,900           1,906
    7.000% due 09/15/2002                                 9,300           9,541
Staples, Inc.
    4.925% due 11/26/2001 (d)                             1,400           1,402
Time Warner, Inc.
    6.100% due 12/30/2001                                 3,000           3,016
    9.625% due 05/01/2002                                 3,000           3,100
                                                                    -----------
                                                                        101,567
                                                                    ===========
Utilities 9.5%
Allete
    4.610% due 10/20/2003 (d)                             8,800           8,817
British Telecom PLC
    4.445% due 12/15/2003 (d)                            16,000          16,320
Central Power & Light Co.
    3.978% due 02/22/2002 (d)                             2,000           2,003
CenturyTel, Inc.
    7.750% due 10/15/2002                                 2,000           2,062
Commonwealth Edison Co.
    5.527% due 09/30/2003 (d)                             2,000           2,001
Deutsche Telekom AG
    7.750% due 06/15/2005                                 8,000           8,551
Dominion Resources, Inc.
    3.800% due 09/16/2002 (d)                             6,500           6,535
Entergy Gulf States, Inc.
    4.847% due 09/01/2004 (d)                            10,000          10,009
Exelon Corp.
    5.625% due 11/01/2001                                 2,000           2,003

92 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
France Telecom
     5.148% due 03/14/2003 (d)                        $      1,500    $    1,517
     3.207% due 07/16/2003 (d)                               6,600         6,604
Indiana Michigan Power Co.
     4.087% due 09/03/2002 (d)                               1,000         1,002
Oneok, Inc.
     4.358% due 04/24/2002 (d)                               5,000         5,007
Pacific Gas & Electric Co.
     7.057% due 10/31/2001 (c)(d)                            1,900         1,634
Sierra Pacific Resources
     5.477% due 04/20/2002 (d)                               3,000         2,972
     5.427% due 04/20/2003 (d)                               5,000         4,846
Sprint Capital Corp.
     7.625% due 06/10/2002                                   8,865         9,133
     8.125% due 07/15/2002                                   1,000         1,032
Texas Utilities Corp.
     3.715% due 12/20/2002 (d)                               3,090         3,094
     6.750% due 04/01/2003 (d)                               1,665         1,730
     3.750% due 06/15/2003 (d)                              15,800        15,810
Williams Cos., Inc.
     4.070% due 11/15/2001 (d)                               7,500         7,510
     4.571% due 07/31/2002 (d)                              15,000        15,023
WorldCom, Inc.
     5.575% due 11/26/2001 (d)                               3,700         3,704
     7.375% due 01/15/2003                                   1,500         1,552
                                                                       ---------
                                                                         140,471
                                                                       ---------
Total Corporate Bonds & Notes                                            487,202
(Cost $485,001)                                                        =========


   MUNICIPAL BONDS & NOTES 1.2%

Connecticut 0.8%
Bridgeport Connecticut General
Obligation Bonds,
Series 2001 4.350% due 07/18/2002                           11,000        11,092
                                                                       ---------
North Carolina 0.4%
North Carolina State Education Assistance
Authority Revenue Bonds,
(GTD Insured), Series 2000
     5.263% due 06/01/2009 (d)                               6,300         6,253
                                                                       ---------
Total Municipal Bonds & Notes                                             17,345
(Cost $17,300)                                                         =========


  U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
     5.750% due 04/15/2003                                     850           887
     6.000% due 03/12/2004                                     520           527
                                                                        --------
Total U.S. Government Agencies                                             1,414
(Cost $1,363)                                                           ========


   U.S. TREASURY OBLIGATIONS 8.7%

Treasury Inflation Protected Securities(g)
     3.375% due 01/15/2007 (b)                                 112           115
     3.625% due 01/15/2008                                  37,249        38,658
U.S. Treasury Notes
     5.750% due 10/31/2002                                  87,500        89,102
                                                                        --------
Total U.S. Treasury Obligations                                          127,875
(Cost $127,614)                                                         ========


   MORTGAGE-BACKED SECURITIES 12.2%

Collateralized Mortgage Obligations 7.6%
ABN AMRO Mortgage Corp.
     6.500% due 04/25/2028                                     644           646
CDC Depositor Trust I
     4.110% due 12/14/2001 (d)                                 336           337
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                                     861           875
Countrywide Home Loans
     6.900% due 10/02/2001                                   2,300         2,300
Dime Savings
   7.317% due 11/01/2018 (d)                                   111           108
DLJ Acceptance Trust
   8.430% due 10/17/2020 (d)                                   362           372
DLJ Mortgage Acceptance Corp.
   7.813% due 09/01/2021 (d)                                    18            18
Donaldson, Lufkin & Jenrette, Inc.
   4.875% due 05/01/2026 (d)                                     9             9
Fannie Mae
   7.250% due 04/25/2007                                        26            26
   6.000% due 02/25/2008                                       677           687
   5.248% due 07/25/2008 (d)                                   457           460
   6.250% due 06/18/2015                                       160           160
   6.000% due 08/18/2016                                    14,931        15,121
   6.150% due 09/25/2016                                       910           909
   7.000% due 09/18/2017                                       380           380
   3.261% due 10/25/2017 (d)                                 3,757         3,790
   6.350% due 03/25/2019                                       348           349
   6.250% due 05/25/2019                                       471           479
   7.000% due 12/25/2019                                     4,592         4,606
   6.000% due 08/25/2020                                       890           890
   5.000% due 04/25/2021                                       449           449
   6.500% due 09/18/2023                                       932           943
   8.907% due 06/25/2032                                     6,736         7,285
Freddie Mac
   7.000% due 08/15/2006                                     2,480         2,512
   6.750% due 03/15/2007                                       272           275
   6.250% due 07/15/2007                                       270           273
   6.500% due 10/25/2014                                     3,100         3,127
   6.000% due 01/15/2019                                       462           467
   6.000% due 07/15/2019                                     1,316         1,318
   6.350% due 11/15/2019                                       764           766
   5.500% due 02/15/2020                                       883           892
   3.750% due 06/15/2023 (d)                                   207           207
General Electric Capital Mortgage
Services, Inc.
   6.750% due 12/25/2012                                     3,111         3,135
Greenwich Capital Acceptance, Inc.
   7.709% due 04/25/2022 (d)                                    36            36
   7.122% due 10/25/2022 (d)                                     6             6
Impac CMB Trust
   3.860% due 11/25/2031 (d)                                 4,700         4,707
Independent National Mortgage Corp.
   7.250% due 11/25/2010                                     2,551         2,585
Mellon Residential Funding Corp.
   4.550% due 10/20/2029 (d)                                10,000         9,690
Norwest Asset Securities Corp.
   6.750% due 09/25/2027                                     4,392         4,430
Prudential Home Mortgage Securities
   6.950% due 11/25/2022                                       233           237
   6.800% due 05/25/2024                                       658           658
Prudential-Bache Trust
   6.448% due 09/01/2018 (d)                                    16            16
Resolution Trust Corp.
   6.745% due 05/25/2029 (d)                                   424           412
TMA Mortgage Funding Trust
   3.041% due 01/25/2029 (d)                                 6,440         6,440
Washington Mutual, Inc.
   3.740% due 07/26/2003 (d)                                   360           360
   6.247% due 01/25/2041 (d)                                 2,431         2,443
Wells Fargo Mortgage-Backed Securities
Trust
   6.776% due 10/25/2031 (d)                                25,000        25,427
                                                                       ---------
                                                                         111,618
                                                                       =========
Fannie Mae 0.4%
   6.000% due 01/01/2004                                       140           140
   6.375% due 09/25/2031 (d)                                 2,000         2,034
   7.000% due 06/01/2003                                     1,484         1,528
   8.500% due 01/01/2026                                     1,362         1,456
                                                                        --------
                                                                           5,161
                                                                        ========
Freddie Mac 0.0%
   7.500% due 11/01/2001                                        79            82


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 93

Short-Term Fund
September 30, 2001 (Unaudited)


                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
Government National Mortgage Association
4.2%
     5.250% due 04/20/2030-05/20/2030               $      18,297    $    18,522
     (d)(i)
     6.250% due 03/20/2030 (d)                             15,356         15,580
     6.375% due 02/20/2024-04/20/2025                       8,103          8,272
     (d)(i)
     7.625% due 11/20/2026 (d)                              7,079          7,313
     7.750% due 09/20/2023-08/20/2027                       4,469          4,605
     (d)(i)
     8.000% due 10/22/2031 (d)                              4,000          4,209
     8.500% due 06/20/2027                                  3,386          3,600
                                                                       ---------
                                                                          62,101
                                                                       =========
Stripped Mortgage-Backed Securities 0.0%
ABN AMRO Mortgage Corp. (IO)
     6.750% due 08/25/2029                                    473             33
Fannie Mae (IO)
     7.000% due 07/25/2006                                    541              6
     6.500% due 10/25/2023                                    972            110
Freddie Mac (IO)
     6.500% due 11/15/2007                                  3,200            237
     7.000% due 06/15/2019                                  2,413             77
                                                                        --------
                                                                             463
                                                                        --------
Total Mortgage-Backed Securities                                         179,425
(Cost $178,294)                                                         ========


   ASSET-BACKED SECURITIES 14.6%

Advanta Mortgage Loan Trust
     6.320% due 05/25/2029 (d)                              3,034          3,081
Advanta Revolving Home Equity Loan
Trust
     3.031% due 01/25/2024 (d)                                143            144
AFC Home Equity Loan Trust
     3.880% due 06/25/2030 (d)                                724            725
American Residential Eagle Trust
     3.001% due 07/25/2029 (d)                                931            933
Brazos Student Loan Finance Co.
     4.659% due 06/01/2023 (d)                             20,000         19,961
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                  1,284          1,289
CS First Boston Mortgage Securities
Corp.
     3.747% due 12/15/2030 (d)                              3,190          3,194
     3.930% due 08/25/2031 (d)                              1,962          1,962
Delta Funding Home Equity Loan Trust
     3.897% due 09/15/2029 (d)                              1,228          1,234
GMAC Mortgage Corp. Loan Trust
     3.786% due 06/18/2027 (d)                              1,404          1,406
Green Tree Home Improvement Loan Trust
     3.657% due 08/15/2029 (d)                              1,026          1,025
IMC Home Equity Loan Trust
     6.360% due 08/20/2022                                 14,000         14,263
Metris Master Trust
     7.110% due 10/20/2005                                  2,500          2,548
     4.531% due 04/20/2006 (d)                              6,000          6,027
MLCC Mortgage Investors, Inc.
     3.867% due 03/15/2025 (d)                              2,358          2,367
New York City Tax Lien
     5.590% due 09/10/2014                                  4,536          4,658
Novastar Home Equity Loan
     3.011% due 01/25/2031 (d)                              2,932          2,936
Onyx Acceptance Auto Trust
     7.160% due 09/15/2004                                 32,309         33,537
Premier Auto Trust
     6.430% due 03/08/2004                                    750            778
     6.060% due 07/06/2004                                 15,375         15,577
     5.920% due 10/06/2004                                 10,000         10,014
Residential Asset Securities Corp.
     4.035% due 09/25/2031 (d)                              9,422          9,425
SallieMae
     3.900% due 04/25/2011 (d)                              7,300          7,319
Salomon Brothers Mortgage Securities
VII
     3.011% due 07/25/2029 (d)                              1,283          1,286
     3.907% due 11/15/2029 (d)                                990            994
     4.067% due 12/15/2029 (d)                              2,000          2,007
     4.428% due 12/25/2029 (d)                             12,074         12,109
Saxon Asset Securities Trust
     7.585% due 12/25/2014                                    828            831
     6.170% due 08/25/2021                                  3,530          3,611
Structured Product Asset Trust
     1.000% due 06/20/2004 (d)                              7,200          7,164
The Money Store Home Equity Trust
     6.635% due 09/15/2014                                    938            941
UAF Auto Grantor Trust
     6.100% due 06/15/2004                                    451            456
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                    126            127
WFS Financial Owner Trust
     5.750% due 08/20/2003                                    308            312
     5.700% due 11/20/2003                                 12,990         13,254
     6.420% due 07/20/2004                                    260            271
     7.750% due 11/20/2004                                 10,000         10,432
World Financial Network Credit Card
Master Trust
     3.912% due 06/16/2008 (d)                             17,000         17,075
                                                                       ---------
Total Asset-Backed Securities                                            215,273
(Cost $214,251)                                                        =========


   SOVEREIGN ISSUES 0.3%

Republic of Brazil
     5.437% due 04/15/2006 (d)                              1,600          1,332
Republic of Croatia
     7.000% due 02/27/2002                                  2,350          2,371
United Mexican States
     0.000% due 06/30/2003                                  3,076             24
                                                                        --------
Total Sovereign Issues                                                     3,727
(Cost $3,878)                                                           ========


   SHORT-TERM INSTRUMENTS 37.8%

Commercial Paper 37.6%
Abbey National North America
     3.550% due 10/24/2001                                 11,200         11,175
     3.520% due 10/29/2001                                  8,300          8,277
     3.550% due 10/29/2001                                 19,000         18,948
American Express Credit Corp.
     3.450% due 10/01/2001                                 65,800         65,800
AT&T Corp.
     4.525% due 08/06/2002                                 13,600         13,600
CBA (de) Finance
     3.500% due 10/02/2001                                 66,000         65,994
CDC
     3.380% due 10/01/2001                                 70,000         70,000
Fannie Mae
     3.545% due 10/18/2001                                  2,300          2,296
     4.030% due 10/18/2001                                  6,500          6,488
     3.520% due 10/25/2001                                 19,300         19,255
     3.550% due 12/20/2001                                  1,200          1,193
     3.630% due 12/27/2001                                  3,000          2,981
Federal Home Loan Bank
     3.000% due 10/01/2001                                  8,000          8,000
     3.460% due 10/12/2001                                  5,300          5,294
     4.030% due 10/26/2001                                 15,000         14,958
Freddie Mac
     4.090% due 10/11/2001                                 17,800         17,780
     3.570% due 12/28/2001                                 11,100         11,030
     3.560% due 12/28/2001                                 16,500         16,396
General Electric Capital Corp.
     3.420% due 12/26/2001                                 10,600         10,536
     3.520% due 12/26/2001                                  4,000          3,976
     3.670% due 12/26/2001                                  3,900          3,876
     3.530% due 12/27/2001                                 10,000          9,937
     3.650% due 12/27/2001                                  4,200          4,174
     3.600% due 12/28/2001                                 12,400         12,321
Monsanto Co.
     3.520% due 12/03/2001                                  8,200          8,162
PepsiCo, Inc.
     3.410% due 10/01/2001                                 66,000         66,000
Queensland Treasury Corp.
     3.560% due 10/23/2001                                 10,000          9,978
UBS Finance, Inc.
     3.450% due 10/01/2001                                 56,200         56,200
     3.870% due 10/02/2001                                  1,700          1,700
     3.510% due 12/20/2001                                  6,800          6,761
                                                                       ---------
                                                                         553,086
                                                                       =========

94 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                   Principal
                                                      Amount         Value
                                                      (000s)        (000s)
--------------------------------------------------------------------------
Repurchase Agreement 0.2%
State Street Bank
   2.600% due 10/01/2001                          $    3,080   $     3,080
                                                               -----------
   (Dated 09/28/2001. Collateralized by Federal Farm
   Credit Bank 4.450% due 05/16/2003 valued at $3,143.
   Repurchase proceeds are $3,081.)

U.S. Treasury Bills 0.0%
   3.495% due 10/18/2001 (b)                             390           389
                                                               -----------

Total Short-Term Instruments                                       556,555
                                                               ===========
(Cost $556,345)

Total Investments (a) 107.9%                                   $ 1,588,816
(Cost $1,584,046)

Other Assets and Liabilities (Net) (7.9%)                         (115,777)
                                                               -----------

Net Assets 100.0%                                              $ 1,473,039
                                                               ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                 $     6,888

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                    (2,118)
                                                               -----------
Unrealized appreciation-net                                    $     4,770
                                                               ===========
(b) Securities with an aggregate market value of $504 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                        # of    Unrealized
Type                                               Contracts  Appreciation
--------------------------------------------------------------------------
United Kingdom 90 Day LIBOR Futures (03/2002)             30   $        62
United Kingdom 90 Day LIBOR Futures (06/2002)             30            59
United Kingdom 90 Day LIBOR Futures (09/2002)             30            46
United Kingdom 90 Day LIBOR Futures (12/2002)             30            33
                                                               -----------
                                                               $       200
                                                               ===========
(c) Security is in default.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:

                          Principal
                             Amount
                         Covered by               Settlement    Unrealized
Type      Currency         Contract                    Month  Appreciation
--------------------------------------------------------------------------
Sell            BP              619                  10/2001   $         0
                                                               -----------

(f) Principal amount denoted in indicated currency:

     BP - British Pound

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at September 30, 2001:

                                                                Unrealized
                                             Notional        Appreciation/
Type                                           Amount        (Depreciation)
---------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2005                             $   5,000              $  (531)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                 7,900                 (368)

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                 5,000                   (2)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                 4,000                   (1)

Receive a fixed rate equal to 1.450% and the Fund will pay to the couterparty at par in the event ot default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                 1,600                    0

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.


Broker: UBS - Warburg
Exp. 08/15/2002                                11,800                   (2)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers                        13,300                    0
                                                               -----------
Exp. 09/10/2003                                                    $  (904)
                                                               ===========

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Short sales open at September 30, 2001 were as follows:

                     Coupon
Type                     (%)     Maturity        Par     Value    Proceeds
--------------------------------------------------------------------------
U.S. Treasury Notes   5.750    10/31/2002     87,500 $  89,613   $  87,412
                                                     ---------------------

(k) Reverse repurchase agreements were entered into on September 25, 2001 paying interest at 2.440%. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                           Maturity              Value
--------------------------------------------------------------------------
Government National Mortgage Assn. 6.375%    02/20/2024          $   7,922
Government National Mortgage Assn. 7.625%    11/20/2026              7,313
Government National Mortgage Assn. 5.250%    05/20/2030              8,943
Government National Mortgage Assn. 5.250%    04/20/2030              9,579
                                                               -----------
                                                                 $  33,757
                                                               ===========

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report  95

PIMCO Schedule of Investments A, B, and C Classes
StocksPLUS Fund
September 30, 2001 (Unaudited)
                                            Principal
                                               Amount              Value
                                               (000s)             (000s)
------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 28.3%

Banking & Finance 11.5%
Atlas Reinsurance PLC
    8.540% due 10/04/2004 (d)             $     7,000         $    7,000
Bear Stearns Co., Inc.
    6.125% due 02/01/2003                       1,100              1,138
    4.655% due 05/24/2004 (d)                  21,600             21,646
Beaver Valley Funding Corp.
    8.250% due 06/01/2003                         560                579
Capital One Bank
    3.552% due 06/23/2003 (d)                   5,400              5,381
Chrysler Financial Corp. LLC
    4.321% due 02/10/2003 (d)                   9,600              9,487
Donaldson, Lufkin & Jenrette, Inc.
    4.150% due 04/25/2003 (d)                   6,900              6,926
Golden State Holdings
    4.678% due 08/01/2003 (d)                   6,000              5,901
Lehman Brothers Holdings, Inc.
    3.762% due 06/03/2002 (d)                     600                601
    4.230% due 07/06/2004 (d)                   3,005              3,007
Nacional Financiera
    5.463% due 05/08/2003 (d)                   6,000              6,096
National Australia Bank Ltd.
    4.186% due 05/19/2010 (d)                  11,700             11,731
NationsBank Corp.
    3.733% due 02/18/2002 (d)                     100                100
Old Kent Bank
    4.428% due 11/01/2005 (d)                   4,500              4,496
Republic New York Corp.
    5.000% due 10/28/2002 (d)                     100                102
Salomon, Smith Barney Holdings
    3.650% due 02/14/2002 (d)                   3,454              3,472
    4.305% due 02/11/2003 (d)                   5,000              5,010
Trinom Ltd.
    7.910% due 12/18/2004 (d)                   1,200              1,200
Western Capital
    9.440% due 01/07/2003                       7,300              7,300
                                                              ----------
                                                                 101,173
                                                              ==========
Industrials 11.2%
Air Canada
    6.037% due 07/31/2005 (d)                   8,727              8,332
Cemex SA de CV
    9.250% due 06/17/2002                         300                311
Clear Channel Communications, Inc.
    3.700% due 06/15/2002 (d)                     600                602
CSX Corp.
    3.202% due 06/24/2002 (d)                   6,900              6,905
Enron Corp.
    8.000% due 08/15/2005                       1,100              1,138
Kroger Co.
    7.150% due 03/01/2003                      12,115             12,689
Petroleos Mexicanos
    6.905% due 07/15/2005 (d)                  20,000             20,076
Philip Morris Cos., Inc.
    4.240% due 12/04/2001 (d)                   8,800              8,813
Rollins Truck Leasing Co.
    8.250% due 05/01/2002                      29,900             30,608
TCI Communications, Inc.
    4.486% due 03/11/2003 (d)                   4,000              4,025
Walt Disney Co.
    3.900% due 09/15/2003                       4,700              4,691
                                                              ----------
                                                                  98,190
                                                              ==========

Utilities 5.6%
Central Power & Light Co.
    4.676% due 11/23/2001 (d)                   3,600              3,605
Entergy Arkansas, Inc.
    7.720% due 03/01/2003                       3,700              3,878
Georgia Power Co.
    5.250% due 05/08/2003                       3,800              3,882
Sprint Capital Corp.
    4.268% due 06/10/2002 (d)                   1,100              1,103
Texas Utilities Corp.
    5.940% due 10/15/2001                 $    28,725         $   28,777
    6.410% due 11/21/2001                       1,000              1,004
Williams Cos., Inc.
    4.570% due 11/15/2001 (d)                   6,900              6,910
                                                              ----------
                                                                  49,159
                                                              ----------
Total Corporate Bonds & Notes                                    248,522
                                                              ==========
(Cost $246,279)

U.S. TREASURY OBLIGATIONS 15.8%

Treasury Inflation Protected Securities (g)
    3.625% due 07/15/2002 (b)                 108,287            110,183
    3.625% due 01/15/2008                      20,038             20,796
    3.875% due 01/15/2009                       1,518              1,598
U.S. Treasury Notes
    5.625% due 11/30/2002                       5,800              6,002
                                                              ----------
Total U.S. Treasury Obligations                                  138,579
                                                              ==========
(Cost $135,374)

MORTGAGE-BACKED SECURITIES 60.1%

Collateralized Mortgage Obligations 7.8%
Bank Mart
    6.883% due 03/01/2019 (d)(j)                3,749              3,799
Countrywide Home Loans
    6.050% due 04/25/2029                       3,355              3,406
CS First Boston Mortgage Securities Corp.
    6.960% due 06/20/2029                       1,091              1,123
DLJ Acceptance Trust
    7.620% due 10/17/2020 (d)                     103                105
Fannie Mae
    6.728% due 04/25/2020 (d)                      17                 17
    6.500% due 05/18/2024                       2,015              2,043
Freddie Mac
    6.500% due 08/15/2023                       4,017              4,067
Fund America Investors Corp. II
    7.380% due 06/25/2023 (d)                      78                 77
General Electric Capital Mortgage Services, Inc.
    6.300% due 09/25/2023                         803                812
    6.250% due 10/25/2028                         429                433
    6.250% due 12/25/2028                       1,454              1,454
Government National Mortgage Association
    4.010% due 09/20/2030 (d)                     188                188
Greenwich Capital Acceptance, Inc.
    7.084% due 04/25/2022 (d)                      77                 77
    7.122% due 10/25/2022 (d)                       2                  2
Housing Securities, Inc.
    7.320% due 07/25/2032 (d)                     352                352
Norwest Asset Securities Corp.
    6.750% due 08/25/2029                       5,345              5,401
PNC Mortgage Securities Corp.
    6.625% due 03/25/2028                       4,845              4,873
    7.500% due 10/25/2030 (d)                   3,306              3,364
Resecuritization Mortgage Trust
    4.040% due 04/26/2021 (d)                     121                121
Residential Funding Mortgage Securities, Inc.
    6.664% due 03/25/2018 (d)                   1,249              1,246
Resolution Trust Corp.
    8.000% due 06/25/2026                         185                186
Salomon Brothers Mortgage Securities VII
    1.000% due 12/25/2030 (d)                  18,025             18,457
Structured Asset Mortgage Investments, Inc.
    9.081% due 06/25/2029 (d)                  12,503             13,489
Structured Asset Securities Corp.
    7.209% due 09/25/2036 (d)                     595                606
TMA Mortgage Funding Trust
    3.041% due 01/25/2029 (d)                   3,243              3,243
                                                              ----------
                                                                  68,941
                                                              ==========

96  PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------

Fannie Mae 14.2%
   6.252% due 12/01/2023 (d)                        $         17  $          17
   6.328% due 11/01/2027-04/01/2028 (d)(i)                   405            410
   6.446% due 07/01/2018-08/01/2029 (d)(i)                 1,450          1,468
   6.500% due 09/01/2005                                   3,827          3,937
   6.764% due 02/01/2027 (d)                                  29             29
   6.867% due 04/01/2018 (d)                                  89             90
   7.500% due 10/15/2031                                  80,000         83,174
   7.900% due 05/01/2022 (d)                                 139            139
   8.000% due 10/15/2031 (d)                              34,000         35,647
                                                                  -------------
                                                                        124,911
                                                                  =============
Freddie Mac 0.6%
   6.000% due 10/15/2031 (d)                               2,000          1,996
   6.768% due 07/01/2019 (d)                               2,142          2,179
   7.616% due 12/01/2022 (d)                                 422            432
   8.161% due 06/01/2022 (d)                                 218            224
   8.500% due 04/01/2025-06/01/2025 (i)                       98            106
                                                                  -------------
                                                                          4,937
                                                                  =============
Government National Mortgage Association 37.4%
   6.750% due 07/20/2018-08/20/2026 (d)(i)                11,321         11,672
   7.000% due 10/22/2031 (d)                               8,000          8,307
   7.125% due 12/20/2022-12/20/2027 (d)(i)                 4,636          4,792
   7.375% due 02/20/2026-02/20/2028 (d)(i)                10,978         11,201
   7.500% due 08/15/2028-10/22/2031 (i)                  141,950        148,229
   8.000% due 04/15/2030-10/22/2031 (i)                  130,000        136,501
   8.500% due 10/22/2031 (d)                               7,000          7,431
                                                                  -------------
                                                                        328,133
                                                                  =============
Stripped Mortgage-Backed Securities 0.1%
California Federal Bank (IO)
   7.276% due 07/25/2018 (d)                                  16             16
Fannie Mae (IO)
   7.000% due 07/25/2006                                      60              1
   6.500% due 09/25/2008                                     116              9
   6.500% due 02/25/2021                                     873             27
   7.000% due 07/25/2021                                     446             43
   6.500% due 03/25/2023                                   1,926            225
Freddie Mac (IO)
   6.500% due 08/15/2006                                     362              6
J.P. Morgan & Co., Inc. (IO)
   7.664% due 01/25/2018 (d)                                 122            119
                                                                  -------------
                                                                            446
                                                                  -------------
Total Mortgage-Backed Securities                                        527,368
                                                                  =============
(Cost $522,768)

ASSET-BACKED SECURITIES 7.7%

AFC Home Equity Loan Trust
   2.811% due 06/25/2028 (d)                               4,624          4,612
Amresco Residential Securities Mortgage Loan Trust
   2.851% due 07/25/2027 (d)                                  15             15
Argentina Funding Corp.
   3.317% due 05/20/2003 (d)                              16,000         16,027
Bayview Financial Acquisition Trust
   3.211% due 02/25/2029 (d)                               3,680          3,691
Cross Country Master Credit Card Trust II
   3.987% due 06/15/2006 (d)                              15,400         15,517
Green Tree Home Improvement Loan Trust
   3.707% due 11/15/2029 (d)                               4,386          4,391
Green Tree Recreational, Equipment, & Consumables
   6.430% due 04/17/2006                                     502            507
Novastar Home Equity Loan
   2.936% due 04/25/2028 (d)                               1,863          1,864
SallieMae
   5.141% due 07/25/2004 (d)                                 126            126
   4.203% due 10/25/2005 (d)                               4,328          4,335
   4.263% due 04/25/2006 (d)                               1,931          1,929
Starwood Hotel
   7.241% due 02/23/2003                                   7,735          7,397
USAA Auto Loan Grantor Trust
   6.100% due 02/15/2006                                   6,676          6,852
                                                                  -------------
Total Asset-Backed Securities                                            67,263
                                                                  =============
(Cost $67,081)

SOVEREIGN ISSUES 3.8%

Hydro-Quebec
   5.187% due 09/29/2049 (d)                        $      1,200  $       1,056
Republic of Brazil
   7.375% due 04/15/2006 (d)                               3,960         19,947
Republic of Croatia
   7.000% due 02/27/2002                                   3,000          3,027
Republic of Panama
   7.930% due 05/10/2002                                     549            548
United Mexican States
 7.570% due 04/07/2004 (d)                                 9,000          9,203
                                                                  -------------
        Total Sovereign Issues                                           33,781
                                                                  =============
(Cost $35,983)

FOREIGN CURRENCY-DENOMINAISSUES (e)(f) 1.4%

Commonwealth of New Zealand
   4,9374.500% due 02/15/2016                     N$       9,750          4,277
United Mexican States
   8.750% due 05/30/2002                          BP       3,000          4,438
   7.000% due 06/02/2003                          C$       6,000          3,833
                                                                  -------------
Total Foreign Currency-Denominated Issues                                12,548
                                                                  =============
(Cost $15,271)

PURCHASED CALL OPTIONS 0.0%

U.S. Treasury Note (OTC)
   6.000% due 12/31/2001
   Strike @ 116.000 Exp. 11/26/2001                $      95,000             15
                                                                  -------------
Total Purchased Call Options                                                 15
                                                                  =============
(Cost $20)

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
   Strike @ 92.500 Exp. 12/14/2001                       108,000              1
   Strike @ 95.250 Exp. 12/17/2001                        49,000              0
   Strike @ 93.500 Exp. 12/17/2001                        58,000              1
Eurodollar June Futures (CME)
   Strike @ 93.750 Exp. 06/17/2002                        94,000              6
Fannie Mae (OTC)
   7.500% due 12/13/2031
   Strike @ 92.625 Exp. 12/06/2001                        80,000              6
Government National Mortgage Association
   8.000% due 10/22/2031
   Strike @ 93.970 Exp. 10/22/2001                        40,000              0
Government National Mortgage Association
   8.000% due 12/20/2031
   Strike @ 93.940 Exp. 12/13/2001                       135,000             16
PNC Mortgage Securities (OTC)
   7.500% due 05/25/2040
   Strike @ 100.000 Exp. 04/01/2005                        6,200              0
                                                                  -------------
Total Purchased Put Options                                                  25
                                                                  =============
(Cost $38)

PREFERRED SECURITY 0.1%

                                                          Shares
DG Funding Trust
   5.960% due 12/29/2049 (d)                                 110          1,133
                                                                  -------------
Total Preferred Security                                                  1,133
                                                                  =============
(Cost $1,102)

PREFERRED STOCK 0.9%

TCI Communications, Inc.
   9.720% due 12/31/2036                                 303,565          7,680
                                                                  -------------
Total Preferred Stock                                                     7,680
                                                                  =============
(Cost $7,995)

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report  97

StocksPLUS Fund
September 30, 2001 (Unaudited)

                                                      Principal
                                                         Amount         Value
                                                         (000s)        (000s)
-----------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 27.3%

Commercial Paper 25.8%
CDC
    3.380% due 10/01/2001                             $  42,000    $   42,000
Fannie Mae
    3.150% due 10/01/2001                               121,000       121,000
Federal Home Loan Bank
    3.000% due 10/01/2001                                22,000        22,000
UBS Finance, Inc.
    3.450% due 10/01/2001                                42,000        42,000
                                                                   ----------
                                                                      227,000
                                                                   ==========
U.S. Treasury Bills 1.5%
    2.869% due 10/18/2001-02/07/2002 (b)(i)              13,135        13,066
                                                                   ----------

Total Short-Term Instruments                                          240,066
(Cost $240,072)                                                    ==========


Total Investments (a) 145.4%                                       $1,276,980
(Cost $1,271,983)

Written Options (c) (0.0%)                                                (28)
(Premiums $236)

Other Assets and Liabilities (Net) (45.4%)                           (398,702)
                                                                   ----------

Net Assets 100.0%                                                  $  878,250
                                                                   ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $   11,156

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (6,159)
                                                                   ----------
Unrealized appreciation-net                                        $    4,997
                                                                   ==========

(b) Securities with an aggregate market value of $98,839 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                     Unrealized
                                                         # of     Appreciation/
Type                                                Contracts    (Depreciation)
--------------------------------------------------------------------------------
Eurodollar June Futures (06/2002)                          47      $      236
Eurodollar September Futures (09/2002)                     52             247
Eurodollar December Futures (12/2002)                      82             358
Eurodollar March Futures (03/2003)                         82             321
S&P 500 Index (12/2001)                                 2,573         (80,155)
U.S. Treasury 5 Year Note (12/2001)                       977            (508)
                                                                   ----------

                                                                   $  (79,501)
                                                                   ==========

(c) Premiums received on written options:

                                           # of
Type                                     Contracts     Premium           Value
-------------------------------------------------------------------------------
Put - CME Eurodollar June Futures
  Strike @ 95.500 Exp. 06/17/2002              184      $  134          $  11

Put - CME Eurodollar June Futures
  Strike @ 95.750 Exp. 06/17/2002               94          57              9

Put - CME Eurodollar June Futures
  Strike @ 96.000 Exp. 06/17/2002               60          45              8
                                                        ---------------------
                                                        $  236          $  28
                                                        =====================

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:

                             Principal
                                Amount                               Unrealized
                            Covered by        Settlement          Appreciation/
Type        Currency          Contract             Month         (Depreciation)
-------------------------------------------------------------------------------
Sell              BP             3,902           10/2001           $        0
Sell              C$             6,736           10/2001                   41
Sell              EC             2,737           10/2001                   17
Sell              JY           436,697           10/2001                  (28)
Sell              N$            10,942           10/2001                  349
                                                                   ----------
                                                                          379
                                                                   ==========

(f) Principal amount denoted in indicated currency:

          BP - British Pound
          C$ - Canadian Dollar
          EC - Euro
          JY - Japanese Yen
          N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at September 30, 2001:

                                                                     Unrealized
                                                     Notional     Appreciation/
Type                                                   Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.160%.

Broker: J.P. Morgan Chase & Co.
Exp. 09/24/2002                                     $      33        $      0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.180%.

Broker: J.P. Morgan Chase & Co.
Exp. 10/03/2002                                            39               0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.280%.

Broker: J.P. Morgan Chase & Co.
Exp. 04/30/2002                                            12               0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.320%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/20/2002                                            55               0

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterpart at par in the event of default of the United Mexican
States 9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/19/2002                                        15,500              14

Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of the Bank One Corp.
6.500% due 02/01/2006.

Broker: Merrill Lynch
Exp. 08/12/2002                                        17,000              (6)
                                                                     --------
                                                                     $      8
                                                                     ========

98 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Restricted security.

(k) Reverse repurchase agreements were entered into on September 21, 2001 paying interest at 2.500%. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                               Maturity            Value
--------------------------------------------------------------------------------
Government National Mortgage Assn. 6.375%         03/20/2026        $     2,450
Government National Mortgage Assn. 6.375%         02/20/2026                513
Government National Mortgage Assn. 6.375%         06/20/2027                219
Government National Mortgage Assn. 7.750%         08/20/2026                191
Government National Mortgage Assn. 7.750%         09/20/2022              2,920
Government National Mortgage Assn. 6.375%         04/20/2027              3,799
Government National Mortgage Assn. 6.375%         05/20/2026              1,857
Government National Mortgage Assn. 6.375%         01/20/2028              1,934
Government National Mortgage Assn. 7.500%         08/15/2029                819
Fannie Mae 6.500%                                 09/01/2005              3,937
                                                                    -----------
                                                                    $    18,639
                                                                    ===========

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 99

PIMCO Schedule of Investments A, B, and C Classes
Strategic Balanced Fund
September 30, 2001 (Unaudited)

                                                              Value
                                           Shares             (000s)
--------------------------------------------------------------------
   PIMCO FUNDS (b) 99.9%

   StocksPLUS                              4,611,013  $       42,283
   Total Return                            2,881,434          31,321
                                                      --------------

   Total Investments (a) 99.9%                        $       73,604
   (Cost $87,566)


   Other Assets and Liabilities (Net) 0.1%                        41
                                                      --------------
   Net Assets 100.0%                                  $       73,645
                                                      ==============


   Notes to Schedule of Investments (amounts in thousands):

   (a) At September 30, 2001, the net unrealized appreciation
   (depreciation) of investments based on cost for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation
   for all investments in which there was an
   excess of value over tax cost.                     $        1,912


   Aggregate gross unrealized depreciation
   for all investments in which there was an
   excess of tax cost over value.                            (15,874)
                                                      --------------
   Unrealized depreciation-net                        $      (13,962)
                                                      ==============

   (b) Institutional Class shares of each PIMCO fund.

100 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
Total Return Fund
September 30, 2001 (Unaudited)

                                          Principal
                                             Amount          Value
                                             (000s)         (000s)
------------------------------------------------------------------
CORPORATE BONDS & NOTES 33.1%

Banking & Finance 21.1%
AB Spintab
  6.800% due 12/29/2049                  $      250      $     256
Abbey National Capital Trust I
  8.963% due 12/29/2049                      18,600         21,027
Abbey National PLC
  6.700% due 06/29/2049                       5,000          4,877
ABN AMRO Mortgage Corp.
  7.250% due 05/31/2005                         150            163
Air 2 US
  8.027% due 10/01/2020                         285            290
Allstate Corp.
  4.000% due 07/26/2004 (d)                   5,000          4,985
  7.875% due 05/01/2005                         100            110
  6.750% due 05/15/2018                         280            268
  6.900% due 05/15/2038                      87,200         81,907
AMERCO
  7.135% due 10/15/2002                      15,000         15,358
American Express Co.
  5.625% due 01/22/2004                      14,700         15,176
  7.450% due 08/10/2005                       1,000          1,089
American General Finance
  6.875% due 12/14/2001                       1,600          1,613
  7.450% due 07/01/2002                         200            207
  6.250% due 12/18/2002                       1,165          1,208
  6.375% due 03/01/2003                         350            365
  6.170% due 05/06/2003                       3,200          3,329
  8.125% due 03/15/2046                         270            290
American Health Properties, Inc.
  7.050% due 01/15/2002                         700            704
Aon Capital Trust A
  8.205% due 01/01/2027                         725            730
Aristar, Inc.
  7.375% due 09/01/2004                      20,000         21,485
Associates Corp. of North America
  6.450% due 10/15/2001                      23,600         23,628
  7.500% due 04/15/2002                         185            190
  6.375% due 07/15/2002                         175            180
  6.500% due 07/15/2002                         750            771
  6.000% due 12/01/2002                         500            516
  5.750% due 11/01/2003                       5,425          5,637
  5.800% due 04/20/2004                         450            470
  6.625% due 06/15/2005                         100            106
AT&T Capital Corp.
  6.900% due 01/30/2002                       1,000          1,013
  6.750% due 02/04/2002                       1,925          1,947
Avalonbay Communities
  7.375% due 09/15/2002                       2,565          2,658
Banco Latinoamericano SA
  5.080% due 11/30/2001                      10,000         10,087
Banco Nacional de Comercio Exterior
  7.250% due 02/02/2004                      25,050         25,676
Banesto Delaware, Inc.
  8.250% due 07/28/2002                      43,900         45,517
Bank of America Corp.
  8.125% due 06/15/2002                         350            362
  7.750% due 07/15/2002                         510            529
  7.750% due 08/01/2002                         896            899
  7.200% due 09/15/2002                       1,000          1,038
  7.500% due 10/15/2002                       1,200          1,254
  6.850% due 03/01/2003                          65             68
  6.875% due 06/01/2003                         100            105
  6.500% due 08/15/2003                         150            158
  6.125% due 07/15/2004                         600            632
  3.763% due 08/26/2005 (d)                  32,800         32,822
  6.750% due 09/15/2005                         200            214
  7.400% due 01/15/2011                      25,000         27,338
  8.570% due 11/15/2024                         125            145
Bank One Corp.
  3.965% due 09/26/2003 (d)                   9,800          9,809
  3.920% due 05/07/2004 (d)                   8,200          8,213
  4.499% due 05/10/2004 (d)                 138,600        138,841
BankBoston Corp.
  6.125% due 03/15/2002                      15,500         15,742
Banponce Financial Corp.
  6.463% due 11/13/2001                      13,000         13,053
  7.125% due 05/02/2002                       4,700          4,813
Barclays Bank PLC
  8.550% due 09/29/2049                         195            222
Bayerische Landesbank NY
  6.200% due 02/09/2006                         250            257
Bear Stearns Co., Inc.
  3.500% due 12/16/2002 (d)                  48,900         48,990
  6.125% due 02/01/2003                          25             26
  2.941% due 03/28/2003 (d)                  95,440         95,392
  6.750% due 04/15/2003                         105            110
  3.970% due 05/06/2003 (d)                  25,000         25,000
  3.885% due 05/16/2003 (d)                  43,300         43,277
  2.864% due 07/22/2003 (d)                  19,000         18,922
  6.700% due 08/01/2003                         100            105
  3.850% due 12/01/2003 (d)                 100,900        101,043
  6.625% due 01/15/2004                         200            211
  6.150% due 03/02/2004                         200            208
  8.750% due 03/15/2004                          75             82
  4.113% due 05/24/2004 (d)                  29,300         29,361
  3.883% due 06/01/2004 (d)                  12,665         12,696
  3.173% due 09/21/2004 (d)                   5,300          5,302
  4.253% due 03/18/2005 (d)                  37,300         37,461
  4.151% due 09/16/2005 (d)                  16,000         15,763
Beaver Valley Funding Corp.
  8.250% due 06/01/2003                         190            196
Beneficial Corp.
  4.190% due 03/01/2002 (d)                  13,300         13,325
  8.000% due 06/18/2002                         400            414
  6.030% due 01/14/2003                         320            330
Bombardier Capital Trust I
  4.440% due 06/09/2032 (d)                  16,150         15,796
Bombardier Capital Trust II
  3.700% due 06/09/2032 (d)                   3,600          3,521
Bombardier Capital, Inc.
  7.300% due 12/15/2002                       9,000          9,366
Caithness Coso Funding Corp.
  6.800% due 12/15/2001                       3,316          3,324
Chase Manhanttan Corp.
  8.500% due 02/15/2002                         200            204
  5.750% due 04/15/2004                         150            157
  6.000% due 11/01/2005                          50             52
  6.125% due 11/01/2008                         400            406
Chrysler Financial Corp. LLC
  5.690% due 11/15/2001                         650            652
  5.400% due 01/15/2002                      15,750         15,832
  6.950% due 03/25/2002                          50             51
  3.509% due 07/17/2002 (d)                  20,000         19,886
  3.524% due 08/08/2002 (d)                  80,500         79,917
  3.564% due 02/03/2003 (d)                  50,000         49,426
  3.554% due 02/10/2003 (d)                   8,100          8,005
  3.554% due 03/06/2003 (d)                  35,000         34,931
  3.544% due 03/10/2003 (d)                  65,000         64,184
  3.504% due 06/18/2003                      39,500         38,833
Chubb Capital Corp.
  6.875% due 02/01/2003                         100            105
Cincinnati Financial Corp.
  6.900% due 05/15/2028                     111,870        104,323
CIT Group, Inc.
  5.800% due 03/26/2002                       1,000          1,015
  3.510% due 09/13/2002 (d)                  30,900         30,960
  7.375% due 03/15/2003                         500            526
  5.260% due 04/07/2003 (d)                  19,277         19,343
  5.625% due 10/15/2003                         250            258
Citicorp
  8.000% due 02/01/2003                         250            265
CitiFinancial Credit Co.
  8.250% due 11/01/2001                       2,500          2,510
  6.875% due 05/01/2002                         335            343
  6.375% due 09/15/2002                         115            119
  7.750% due 03/01/2005                         550            605

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 101

Total Return Fund
September 30, 2001 (Unaudited)

                                           Principal
                                              Amount          Value
                                              (000s)         (000s)
-------------------------------------------------------------------
Citigroup, Inc.
   5.800% due 03/15/2004                  $      200       $    208
   6.500% due 01/18/2011                      34,500         36,063
CNA Financial Corp.
   6.250% due 11/15/2003                          65             65
Comerica Bank
   7.250% due 06/15/2007                         200            215
Countrywide Home Loans
   6.250% due 04/15/2009                         600            604
Credit Asset Receivable LLC
   6.274% due 10/31/2003                      27,927         27,991
Credit Industrial et Commercial
(CIC)
   5.600% due 02/28/2049 (d)                   1,500          1,467
DBS Group Holdings Ltd.
   7.875% due 08/10/2009                       6,000          6,470
Donaldson, Lufkin & Jenrette, Inc.
   4.150% due 04/25/2003 (d)                   5,600          5,621
   6.170% due 07/15/2003                      20,000         20,839
   6.259% due 07/18/2003 (d)                   2,000          2,007
Dow Capital BV
   7.125% due 01/15/2003                         100            105
Duke Capital Corp.
   7.250% due 10/01/2004                      19,000         20,419
EOP Operating LP
   7.000% due 07/15/2011                         295            302
Export-Import Bank Korea
   6.500% due 02/10/2002                      26,641         26,886
   6.500% due 11/15/2006                       6,445          6,647
   7.100% due 03/15/2007                      20,100         20,318
Exxon Capital Corp.
   6.125% due 09/08/2008                       2,000          2,126
Farmers Insurance
   8.625% due 05/01/2024                         275            280
Finova Capital Corp.
   7.500% due 11/15/2009                      25,875         10,153
First Chicago Corp.
   9.250% due 11/15/2001                         250            252
   3.190% due 03/11/2002 (d)                  10,000         10,017
   4.465% due 07/28/2003 (d)                      50             50
First National Bank Chicago
   8.080% due 01/05/2018                         250            276
First Security Corp.
   5.875% due 11/01/2003                       9,325          9,674
First Union Corp.
   8.125% due 06/24/2002                         150            155
Ford Credit Canada
   3.310% due 12/16/2002 (d)                  95,600         95,661
Ford Motor Credit Co.
   4.880% due 10/15/2001 (d)                  13,000         13,003
   4.271% due 11/16/2001 (d)                  82,800         82,835
   8.240% due 01/15/2002                          85             86
   8.200% due 02/15/2002                       3,000          3,051
   6.500% due 02/28/2002                       1,710          1,731
   8.000% due 06/15/2002                         150            155
   4.514% due 08/01/2002 (d)                  56,000         55,741
   6.550% due 09/10/2002                       4,000          4,116
   7.750% due 11/15/2002                       5,730          5,987
   6.000% due 01/14/2003                       1,100          1,127
   7.500% due 01/15/2003                         250            261
   4.476% due 02/03/2003 (d)                  40,000         39,610
   3.720% due 02/13/2003 (d)                 286,185        282,728
   3.340% due 03/17/2003 (d)                  48,800         48,179
   5.518% due 04/17/2003 (d)                  64,600         64,258
   6.125% due 04/28/2003                      26,130         26,816
   3.733% due 06/02/2003 (d)                  72,500         71,739
   3.255% due 06/20/2003 (d)                  20,400         20,156
   3.303% due 06/23/2003 (d)                 147,150        145,841
   6.625% due 06/30/2003                         775            804
   3.773% due 11/24/2003 (d)                  47,000         46,339
   5.750% due 02/23/2004                       2,516          2,574
   4.320% due 03/08/2004 (d)                  93,400         93,101
   3.950% due 04/26/2004 (d)                  63,000         61,877
   3.748% due 05/21/2004 (d)                  37,200         36,476
   3.663% due 06/02/2004 (d)                   1,500          1,471
   7.500% due 06/15/2004                         100            107
   4.471% due 06/21/2004 (d)                 160,000        157,644
   6.700% due 07/16/2004                      92,905         96,635
   4.110% due 07/19/2004 (d)                 174,500        171,432
   8.250% due 02/23/2005                       2,500          2,721
   7.500% due 03/15/2005                      17,000         18,067
   4.528% due 04/28/2005 (d)                  58,000         56,153
   3.041% due 06/30/2005 (d)                  65,000         63,463
   5.219% due 07/18/2005 (d)                 230,800        225,259
   7.600% due 08/01/2005                       5,000          5,312
   6.375% due 12/15/2005                         100            102
   6.875% due 02/01/2006                         190            196
   7.200% due 06/15/2007                          25             26
   5.800% due 01/12/2009                         155            146
General Electric Capital Corp.
   5.500% due 11/01/2001                          50             50
   5.650% due 03/31/2003                         125            129
   6.210% due 12/09/2005                         400            431
   7.875% due 12/01/2006                          30             34
General Motors Acceptance Corp.
   6.375% due 12/01/2001                         765            769
   5.500% due 12/15/2001                      10,639         10,664
   9.625% due 12/15/2001                       5,650          5,721
   6.625% due 01/10/2002                         500            504
   6.750% due 02/07/2002                       1,590          1,609
   7.750% due 03/25/2002                         125            128
   6.250% due 08/15/2002                         100            103
   7.000% due 09/15/2002                         250            258
   6.625% due 10/01/2002                       5,000          5,132
   3.695% due 11/12/2002 (d)                  10,200         10,128
   3.720% due 12/09/2002 (d)                  64,050         63,510
   6.750% due 12/10/2002                         500            518
   6.200% due 12/15/2002                         500            515
   5.480% due 12/16/2002                         150            153
   6.000% due 01/15/2003                         990          1,015
   5.875% due 01/22/2003                     115,500        118,332
   3.749% due 02/14/2003 (d)                  12,600         12,444
   3.670% due 03/10/2003 (d)                   7,000          6,912
   6.750% due 03/15/2003                      49,725         51,537
   7.125% due 05/01/2003                      36,000         37,652
   4.060% due 05/16/2003 (d)                 105,575        104,740
   4.529% due 07/20/2003 (d)                  12,950         12,950
   5.924% due 07/21/2003 (d)                  33,900         33,336
   3.986% due 08/04/2003 (d)                 209,695        206,875
   3.661% due 08/18/2003 (d)                 133,390        131,402
   5.550% due 09/15/2003                      32,000         32,622
   6.625% due 10/20/2003                       2,000          2,079
   5.750% due 11/10/2003                       1,100          1,127
   4.480% due 01/20/2004 (d)                 399,042        394,447
   3.453% due 03/22/2004 (d)                 128,600        127,040
   4.070% due 04/05/2004 (d)                  60,600         59,389
   4.338% due 05/10/2004 (d)                 149,100        146,598
   4.260% due 05/17/2004 (d)                  36,300         35,687
   4.280% due 05/28/2004 (d)                  73,000         72,939
   6.850% due 06/17/2004                       1,200          1,254
   4.190% due 07/20/2004 (d)                   6,100          5,968
   4.060% due 07/21/2004 (d)                  69,600         67,672
   4.105% due 07/30/2004 (d)                  50,200         49,081
   5.163% due 09/20/2004 (d)                  19,864         19,839
   6.650% due 11/17/2005                         500            514
   6.750% due 01/15/2006                         440            453
   6.150% due 04/05/2007                         150            149
   8.950% due 07/02/2009                      14,961         16,320
Golden State Holdings
   5.314% due 08/01/2003 (d)                     500            492
Goldman Sachs Group, Inc.
   4.990% due 01/17/2003 (d)                  72,000         72,071
   6.625% due 12/01/2004                         275            293
   7.625% due 08/17/2005                      23,000         25,139
   6.110% due 02/09/2009 (d)                  10,000         10,052
   6.500% due 02/25/2009                         140            143
Great Western Finance Trust II
   8.206% due 02/01/2027                         150            152

102 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------

Halyard RE
    10.376% due 04/05/2002 (d)              $   1,800      $   1,803
Hanvit Bank
    12.750% due 03/01/2010                         36             38
Hartford Life, Inc.
     6.900% due 06/15/2004                        600            639
Heller Financial, Inc.
     4.740% due 10/22/2001 (d)                 35,900         35,927
     6.500% due 11/01/2001                        250            251
     5.170% due 11/09/2001 (d)                  6,700          6,713
     4.090% due 03/13/2002 (d)                 43,500         43,590
     5.889% due 04/22/2002 (d)                  2,100          2,102
     4.540% due 04/26/2002 (d)                 12,000         12,008
     4.469% due 05/07/2002 (d)                 25,700         25,747
     3.765% due 05/13/2002 (d)                 10,000         10,006
     7.000% due 05/15/2002                      3,300          3,381
     6.500% due 07/22/2002                        140            144
     4.084% due 07/24/2002 (d)                 16,200         16,256
     4.689% due 08/01/2002 (d)                 35,000         35,126
     3.935% due 04/28/2003 (d)                 26,000         26,010
     3.965% due 04/28/2003 (d)                 53,500         53,581
Hertz Corp.
     7.000% due 07/15/2003                     13,300         13,849
Hitachi Credit America
     3.858% due 10/15/2003 (d)                 11,500         11,505
Household Bank
     4.571% due 10/22/2003 (d)                 18,000         17,855
Household Capital Trust III
     5.253% due 06/26/2004 (d)                 23,925         23,528
Household Finance Corp.
     4.464% due 11/01/2001 (d)                  4,500          4,504
     4.424% due 05/07/2002 (d)                 43,450         43,452
     7.080% due 06/03/2002                     15,000         15,424
     5.875% due 11/01/2002                        200            205
     6.125% due 02/27/2003                        500            514
     2.863% due 06/24/2003 (d)                 32,900         32,970
     4.420% due 05/28/2004 (d)                293,900        294,177
Household Netherlands BV
     6.125% due 03/01/2003                     18,100         18,680
HSBC Capital Funding LP
     9.547% due 12/31/2049                     76,400         89,238
    10.176% due 12/31/2049                     46,160         54,103
Industrial Bank of Korea
     7.100% due 10/15/2001                      3,290          3,294
Inter-American Development Bank
     5.375% due 01/18/2006                    131,000        136,373
     8.875% due 06/01/2009                        200            245
     7.375% due 01/15/2010                      4,200          4,839
International Bank for Reconstruction &
Development
     7.000% due 01/27/2005                      1,000          1,096
International Lease Finance Corp.
     5.930% due 07/15/2003                     14,000         14,593
J.P. Morgan & Co., Inc.
     6.700% due 11/01/2007                         30             32
     6.698% due 02/15/2012 (d)                    600            585
JET Equipment Trust
    10.000% due 06/15/2012                         80             88
    10.690% due 05/01/2015                        100            124
John Hancock
     7.375% due 02/15/2024                        360            362
Juno RE Ltd.
     7.930% due 06/26/2002 (d)                 27,750         27,706
KBC Bank Fund Trust III
     9.860% due 11/02/2049 (d)                  5,700          6,587
Kern River Funding Corp.
     6.720% due 09/30/2001                      1,125          1,125
Key Bank USA NA
     7.550% due 09/15/2006                        350            383
Kimco Realty Corp.
     6.500% due 10/01/2003                        200            208
Korea Development Bank
     7.900% due 02/01/2002                        300            304
     8.600% due 03/25/2002                      6,600          6,781
     7.625% due 10/01/2002                        300            312
     6.500% due 11/15/2002                        440            454
     6.625% due 11/21/2003                      2,000          2,089
     6.750% due 12/01/2005                         55             57
     7.250% due 05/15/2006                         50             53
LB Rheinland - PFALZ
     6.875% due 02/23/2028                      3,400          3,383
Lehman Brothers Holdings, Inc.
     4.305% due 01/30/2002 (d)                  2,200          2,203
     4.370% due 03/18/2002 (d)                 10,000         10,016
     6.375% due 05/07/2002                     61,290         62,597
     8.750% due 05/15/2002                        219            226
     4.290% due 06/03/2002 (d)                    600            601
     7.125% due 07/15/2002                        100            103
     4.380% due 08/12/2002 (d)                  6,500          6,490
     4.826% due 08/28/2002 (d)                  6,500          6,540
     4.290% due 09/03/2002 (d)                 14,000         14,021
     4.466% due 12/12/2002 (d)                 60,100         60,386
     4.220% due 04/04/2003 (d)                132,550        132,794
     4.220% due 07/06/2004 (d)                105,751        105,822
     7.625% due 06/01/2006                        350            384
     8.250% due 06/15/2007                         70             78
LG&E Capital Corp.
     6.205% due 05/01/2004                      1,000          1,032
     6.460% due 01/15/2008                      3,000          3,004
Liberty Mutual Insurance
     8.200% due 05/04/2007                     17,510         18,666
Limestone Electron Trust
     8.625% due 03/15/2003                     71,350         74,795
Lion Connecticut Holdings
     6.375% due 08/15/2003                        200            208
     7.250% due 08/15/2023                         50             51
Lloyds TSB Bank PLC
     4.456% due 08/25/2010 (d)                  3,000          3,018
MBNA America Bank NA
     4.634% due 04/25/2002 (d)                  1,000            999
MCN Investment Corp.
     7.120% due 01/16/2004                      7,500          7,811
Merrill Lynch & Co.
     8.000% due 02/01/2002                        400            407
     7.375% due 08/17/2002                        300            311
     8.300% due 11/01/2002                        700            739
     6.000% due 02/12/2003                        500            518
     6.875% due 03/01/2003                        140            147
     2.753% due 06/24/2003 (d)                 32,000         32,008
     3.959% due 08/01/2003 (d)                 22,000         22,067
     3.936% due 08/04/2003 (d)                 29,000         29,089
     8.770% due 05/21/2004 (d)                117,285        117,495
     6.550% due 08/01/2004                        400            427
     7.000% due 04/27/2008                        100            107
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                      6,800          7,102
MIC Financing Trust I
     8.375% due 02/01/2027                     36,000         33,342
Monumental Global Funding II
     5.106% due 09/26/2003 (d)                 58,500         58,511
Morgan Stanley Group, Inc.
     3.548% due 03/11/2003 (d)                 11,500         11,512
     6.375% due 12/15/2003                        150            157
     5.625% due 01/20/2004                      1,200          1,242
Morgan Stanley, Dean Witter & Co.
     4.910% due 04/15/2002 (d)                    550            551
     3.850% due 05/05/2003 (d)                 43,000         43,033
     3.906% due 08/07/2003 (d)                143,400        143,626
     4.660% due 04/22/2004 (d)                112,700        113,124
     3.889% due 05/14/2004 (d)                179,200        179,272
Nacional Financiera
     9.750% due 03/12/2002                     10,000         10,238
     5.464% due 05/08/2003 (d)                 17,680         17,680
National Rural Utilities Cooperative
Finance Corp.
     3.700% due 05/31/2002 (d)                 37,000         37,020
     6.250% due 04/15/2003                     50,000         51,743
National Westminster Bank PLC
     3.650% due 09/16/2002 (d)                 12,275         12,306
     9.375% due 11/15/2003                        200            222

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 103

Total Return Fund
September 30, 2001 (Unaudited)

                                           Principal
                                              Amount          Value
                                              (000s)         (000s)
-------------------------------------------------------------------
Newcourt Credit Group, Inc.
   6.875% due 02/16/2005                   $   7,500    $     7,877
Noble Affiliates, Inc.
   8.950% due 12/15/2004                      11,500         12,143
Nordbanken AB
   8.950% due 11/29/2049                       4,000          4,506
Nordstom Credit, Inc.
   7.250% due 04/30/2002                       1,000          1,026
Northern Rock PLC
   8.000% due 12/31/2049                         260          5,980
Old Kent Bank
   4.429% due 11/01/2005 (d)                   3,400          3,397
   7.750% due 08/15/2010                      19,500         20,977
Osprey Trust
   8.310% due 01/15/2003                      76,155         79,296
Pacific Life Insurance Co.
   7.900% due 12/30/2023                       8,000          8,338
Paine Webber Group, Inc.
   3.480% due 05/20/2002 (d)                   1,000          1,001
   5.320% due 07/15/2002 (d)                     200            201
Parker Retirement Savings Plan
   6.340% due 07/15/2008                         741            766
PDVSA Finance Ltd.
   7.400% due 08/15/2016                       1,200          1,128
Pemex Finance Ltd.
   6.125% due 11/15/2003                      15,000         15,305
PNC Funding Corp.
   6.875% due 03/01/2003                         100            105
   7.000% due 09/01/2004                      20,000         21,465
PNC Institutional Capital Trust
   7.950% due 12/15/2026                         150            153
Popular, Inc.
   6.540% due 11/06/2001                      18,705         18,770
   6.625% due 01/15/2004                      19,500         20,304
Premium Asset Trust
   4.381% due 11/27/2004 (d)                  48,900         49,035
   5.110% due 10/06/2005 (d)                     300            300
Prime Property Funding II
   7.000% due 08/15/2004                         110            115
Protective Life Funding Trust
   5.159% due 01/17/2003 (d)                   2,000          2,007
Prudential Funding Corp.
   6.375% due 07/23/2006                         100            104
   6.625% due 04/01/2009                      17,000         16,699
PS Colorado Credit Corp.
   4.175% due 05/30/2002 (d)                   3,400          3,406
PSEG Capital Corp.
   6.740% due 10/23/2001                       1,400          1,403
Reliance Group Holdings, Inc.
   9.750% due 11/15/2003 (e)                  10,000            350
   9.000% due 11/15/2049 (e)                  19,000            760
Reliant Energy Financial Co.
   4.156% due 12/10/2001 (d)                  53,100         53,191
Residential Reinsurance
   8.510% due 06/01/2004                      88,200         88,200
Rothmans Holdings
   6.500% due 05/06/2003                      16,390         16,921
Royal & Sun Alliance Insurance Group
PLC
   8.950% due 10/15/2029                         270            269
Royal Bank of Scotland Group PLC
   8.817% due 03/31/2049                      41,600         46,154
   9.118% due 03/31/2049                      66,400         76,451
Salomon, Inc.
   7.000% due 03/04/2002                      18,850         19,191
   6.750% due 02/15/2003                         450            471
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (j)                  30,556         30,714
   6.625% due 07/01/2002                          55             56
   6.125% due 01/15/2003                         290            301
   3.815% due 02/11/2003 (d)                  44,200         44,292
   3.955% due 04/28/2003 (d)                  28,000         28,043
   4.760% due 01/22/2004                      10,000         10,000
   7.000% due 03/15/2004                         100            107
   3.980% due 05/04/2004 (d)                  10,020         10,036
   3.859% due 05/21/2004                      48,000         48,084
Sears Roebuck Acceptance Corp.
   6.600% due 10/09/2001                      17,000         17,011
   6.360% due 12/04/2001                         290            292
   6.120% due 12/13/2001                         260            261
   6.950% due 05/15/2002                       4,100          4,183
   6.000% due 03/20/2003                     149,750        153,916
   7.260% due 04/21/2003                       3,000          3,135
   7.140% due 05/02/2003                       5,000          5,219
   6.560% due 11/20/2003                       1,178          1,229
Seismic Ltd.
   8.336% due 01/01/2002 (d)                  32,500         32,450
Simon Property Group, Inc.
   9.000% due 03/15/2002                       2,000          2,043
Socgen Real Estate LLC
   7.640% due 12/29/2049                      20,000         21,091
Spieker Properties, Inc.
   6.800% due 12/15/2001                       5,500          5,534
   6.950% due 12/15/2002                       1,600          1,656
   6.800% due 05/01/2004                       1,000          1,047
Steers
   8.049% due 08/07/2002 (d)                  20,000         20,388
Sun Life of Canada (U.S.)
   8.526% due 05/29/2049                         250            257
Textron Financial Corp.
   4.610% due 10/26/2001 (d)                  11,200         11,209
   4.406% due 05/28/2002 (d)                  51,900         51,972
   5.060% due 09/17/2002 (d)                   2,000          2,004
The Money Store, Inc.
   8.050% due 04/15/2002                         300            308
   7.300% due 12/01/2002                         100            105
Toyota Motor Credit Corp.
   7.586% due 02/15/2002 (d)                  40,000         40,158
Transamerica Finance Corp.
   6.125% due 11/01/2001                      29,000         29,048
   3.406% due 12/14/2001 (d)                  64,300         64,386
   5.920% due 03/29/2002                      52,050         52,798
   7.250% due 08/15/2002                      86,195         89,249
   7.500% due 03/15/2004                         270            290
Trinom Ltd.
   7.150% due 06/18/2004 (d)                  48,700         48,700
U.S. Bancorp
   4.180% due 03/06/2003                         600            603
   6.500% due 06/15/2004                         600            633
US Bank National Association
   5.700% due 12/15/2008                         370            371
Wachovia Corp.
   6.375% due 04/15/2003                         200            209
Washington Mutual, Inc.
   4.419% due 05/14/2004 (d)                 138,200        138,470
   4.403% due 05/17/2004 (d)                 191,600        191,985
   8.375% due 06/01/2027                         235            242
Wells Fargo & Co.
   8.750% due 05/01/2002                         100            103
   6.500% due 09/03/2002                         100            103
   6.625% due 07/15/2004                       6,500          6,956
Wells Fargo Financial, Inc.
   6.375% due 07/16/2002                         500            513
   6.250% due 11/01/2002                         100            103
   7.000% due 01/15/2003                         380            398
   6.000% due 02/01/2004                          50             52
WestDeutsche Landersbank
   6.750% due 06/15/2005                      36,400         38,727
   6.050% due 01/15/2009                     164,600        168,239
Western Capital
   8.796% due 01/07/2003 (d)                  15,600         15,600
                                                        -----------
                                                         10,207,627
                                                        ===========
Industrials 6.7%
Adelphia Communications Corp.
   8.375% due 02/01/2008                          25             21
   7.875% due 05/01/2009                          25             20
AdvancePCS
   8.500% due 04/01/2008                          25             25
AIC Corp.
   3.940% due 10/02/2002 (d)                  17,000         16,981

104 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                           Principal
                                              Amount           Value
                                              (000s)          (000s)
--------------------------------------------------------------------
Air Products & Chemicals, Inc.
     6.250% due 06/15/2003                $    2,500       $   2,584
Akzo Nobel, Inc.
     6.000% due 11/15/2003                    32,000          33,136
Albertson's, Inc.
     6.550% due 08/01/2004                       240             252
Allied Waste Industries, Inc.
     6.100% due 01/15/2003                     6,000           6,003
     7.375% due 01/01/2004                    18,925          18,736
     7.625% due 01/01/2006                        25              25
AMERCO
     7.230% due 01/21/2027                     1,250           1,254
America West Airlines, Inc.
     6.870% due 07/02/2018                     1,776           1,524
American Airlines, Inc.
    10.210% due 01/01/2010                      6,500           6,767
    10.610% due 03/04/2011                      1,895           2,024
     6.978% due 04/01/2011                    40,200          40,527
     7.858% due 10/01/2011                    78,700          79,409
American Standard Cos., Inc.
     7.375% due 02/01/2008                        25              25
Amkor Technology, Inc.
     9.250% due 05/01/2006                        25              20
Amoco Corp.
     6.250% due 10/15/2004                     1,000           1,063
AMR Corp.
     9.125% due 10/24/2001                       750             752
     9.130% due 10/25/2001                     2,000           2,005
     8.470% due 02/20/2002                     2,000           1,994
     8.500% due 02/26/2002                     1,000             997
Anheuser-Busch Companies, Inc.
     6.750% due 08/01/2003                       500             534
AT&T Corp.
     8.250% due 01/15/2003                    43,125          45,390
Atlas Air, Inc.
     7.540% due 04/04/2003 (d)                22,700          22,700
     8.540% due 04/04/2003 (d)                 3,000           3,000
Avis Group Holdings, Inc.
    11.000% due 05/01/2009                        25              26
Baxter International, Inc.
     9.500% due 06/15/2008                       200             240
Bayer Corp.
     6.500% due 10/01/2002                       250             258
Boeing Co.
     6.350% due 06/15/2003                       750             781
Buckeye Technologies, Inc.
     8.000% due 10/15/2010                        25              22
Building Materials Corp.
     8.000% due 10/15/2007                        15              10
Campbell Soup Co.
     4.750% due 10/01/2003                       700             711
Canadian National Railway Co.
     6.375% due 10/15/2011                     4,500           4,532
Cargill, Inc.
     4.900% due 01/14/2002 (d)                 3,000           3,001
Cemex SA de CV
     9.250% due 06/17/2002                     5,100           5,279
     8.625% due 07/18/2003                    48,250          50,301
Charter Communications Holdings LLC
     8.250% due 04/01/2007                        25              23
Clear Channel Communications, Inc.
     3.700% due 06/15/2002 (d)                20,000          20,065
Coastal Corp.
     3.913% due 03/06/2002 (d)               149,350         149,586
     8.125% due 09/15/2002                       250             260
     4.914% due 07/21/2003 (d)                 7,700           7,726
Coca-Cola Enterprises, Inc.
     7.875% due 02/01/2002                       100             101
     6.000% due 07/15/2003                       250             261
     5.750% due 11/01/2008                       100             102
Colgate-Palmolive Co.
     6.000% due 08/15/2003                        45              47
Comcast Cable Communications
     8.375% due 05/01/2007                       145             162
ConAgra Foods, Inc.
     4.220% due 09/10/2003 (d)                20,500          20,538
Continental Airlines, Inc.
     6.410% due 04/15/2007                       325             325
     6.800% due 07/02/2007                        25              24
     6.954% due 02/02/2011                    12,918          12,233
     6.900% due 01/02/2018                     1,452           1,336
Cox Communications, Inc.
     4.999% due 11/07/2002 (d)                16,000          16,072
Cox Enterprises, Inc.
     6.625% due 06/14/2002                     7,250           7,372
     4.579% due 05/01/2033 (d)                 1,100           1,108
Crown Castle International Corp.
    13.250% due 11/15/2007                        25              20
CSC Holdings, Inc.
     8.125% due 07/15/2009                        25              26
CSX Corp.
     4.339% due 06/24/2002 (d)                32,100          32,122
     7.900% due 05/01/2017                       295             327
DaimlerChrysler North America Holding
Corp.
     3.885% due 01/18/2002 (d)                41,000          40,998
     7.125% due 03/01/2002                    46,500          47,126
     3.830% due 03/22/2002 (d)                 5,000           4,983
     3.798% due 08/23/2002 (d)                37,710          37,726
     3.270% due 09/16/2002 (d)                23,350          23,213
     3.920% due 12/16/2002 (d)                99,100          99,660
     7.750% due 05/27/2003                    45,000          47,343
     4.200% due 08/01/2003 (d)                 5,700           5,649
     4.270% due 08/21/2003 (d)                18,000          17,716
     3.880% due 08/16/2004 (d)                76,600          75,125
Delta Air Lines Equipment Trust
     9.230% due 07/02/2002                       715             736
    10.500% due 01/02/2007                     6,627           7,869
    10.370% due 01/02/2007                     9,629          10,016
    10.570% due 01/02/2007                    15,881          16,231
     9.550% due 01/02/2008                     7,773           7,928
    10.430% due 01/02/2011                     3,755           3,430
    10.140% due 08/14/2012                     1,000             869
    10.000% due 06/05/2013                    10,828           9,483
Delta Air Lines, Inc.
     6.650% due 03/15/2004                    13,500          11,935
     7.379% due 05/18/2010                     9,794          10,147
     7.570% due 05/18/2012                    10,000          10,191
     9.200% due 09/23/2014                     6,000           4,986
    10.500% due 04/30/2016                     6,050           6,179
Duty Free International, Inc.
     7.000% due 01/15/2004                       175             182
Eastman Chemical Co.
     6.375% due 01/15/2004                     5,750           5,894
Echostar Communications Corp.
     9.375% due 02/01/2009                        25              25
Electric Lightwave, Inc.
     6.050% due 05/15/2004                    10,700          10,405
Eli Lilly & Co.
     8.125% due 12/01/2001                       500             504
     6.250% due 03/15/2003                       100             104
Elizabeth Arden, Inc.
    11.750% due 02/01/2011                        25              24
Enron Corp.
     6.450% due 11/15/2001                     5,275           5,294
     8.000% due 08/15/2005                     3,200           3,311
Federal Express Corp.
     6.845% due 01/15/2019                       805             761
Ferrellgas Partners LP
     9.375% due 06/15/2006                        25              25
Fisher Scientific International
     7.125% due 12/15/2005                        50              49
Flag Ltd.
     8.250% due 01/30/2008                        25              16
Ford Capital BV
     9.500% due 06/01/2010                       200             229
Ford Motor Co.
     7.450% due 07/16/2031                       295             279
Forest Oil Corp.
     8.000% due 06/15/2008                        25              25

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 105

Total Return Fund
September 30, 2001 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Fortune Brands, Inc.
     8.500% due 10/01/2003                  $     500      $     542
Fox Family Worldwide, Inc.
     9.250% due 11/01/2007                         25             26
Fox/Liberty Networks LLC
     0.000% due 08/15/2007                         50             48
Fred Meyer, Inc.
     7.375% due 03/01/2005                     38,100         40,830
General Motors Corp.
     6.250% due 05/01/2005                        300            307
Gillette Co.
     6.250% due 08/15/2003                        750            787
     5.750% due 10/15/2005                      1,500          1,546
Global Crossing Holding Ltd.
     9.125% due 11/15/2006                         25             11
Grupo Industrial Durango SA
    12.625% due 08/01/2003                         17             17
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                      5,000          4,988
HCA - The Healthcare Co.
     8.020% due 08/05/2002                      9,000          9,320
     4.610% due 09/19/2002 (d)                190,500        190,743
     8.130% due 08/04/2003                      7,300          7,665
     6.910% due 06/15/2005                      9,500          9,575
     7.250% due 05/20/2008                      1,450          1,438
     6.630% due 07/15/2045                     10,000         10,269
     6.730% due 07/15/2045                     22,560         23,177
HEALTHSOUTH Corp.
     6.875% due 06/15/2005                      1,500          1,476
    10.750% due 10/01/2008                         25             27
Heinz (H.J.) Co.
     6.875% due 01/15/2003                        100            104
Hilton Hotels Corp.
     7.375% due 06/01/2002                      1,000          1,007
HMH Properties, Inc.
     7.875% due 08/01/2008                         25             21
HNA Holdings, Inc.
     6.125% due 02/01/2004                        200            208
Honeywell, Inc.
     6.750% due 03/15/2002                        250            254
Houghton Mifflin Co.
     5.990% due 12/03/2001                      3,000          3,011
IBM Corp.
     7.250% due 11/01/2002                        625            651
     7.875% due 12/01/2005                         25              7
     4.875% due 10/01/2006                     15,000         14,929
ICI Wilmington, Inc.
     6.750% due 09/15/2002                     10,000         10,215
IMEXSA Export Trust
    10.125% due 05/31/2003                      5,676          5,610
Imperial Tobacco Overseas BV
     7.125% due 04/01/2009                     21,785         22,683
International Game Technology
     7.875% due 05/15/2004                     14,525         14,598
International Paper Co.
     4.620% due 07/08/2002 (d)                 50,200         50,264
Jack In The Box, Inc.
     8.375% due 04/15/2008                         25             25
Kerr-McGee Corp.
     3.341% due 06/28/2004 (d)                 85,100         84,901
     6.875% due 09/15/2011                     10,000          9,962
     7.875% due 09/15/2031                     25,000         25,136
Kinder Morgan, Inc.
     6.450% due 11/30/2001                     10,000         10,044
Kmart Corp.
     9.875% due 06/15/2008                         25             23
Kroger Co.
     7.150% due 03/01/2003                     13,000         13,616
     4.310% due 08/16/2012 (d)                 97,600         97,726
Mandalay Resort Group
     6.750% due 07/15/2003                      4,500          4,095
     9.250% due 12/01/2005                         25             23
Martin Marietta Corp.
     6.500% due 04/15/2003                         50             52
Mazda Manufacturing Corp.
    10.500% due 07/01/2008                      1,980          2,577
McLeodUSA, Inc.
     0.000% due 03/01/2007                         25              8
Mediacom Capital Corp.
     8.500% due 04/15/2008                         25             24
Meristar Hospitality Corp.
     9.125% due 01/15/2011                         25             20
MGM Grand, Inc.
     9.750% due 06/01/2007                         25             25
Mohegan Tribal Gaming Authority
     8.125% due 01/01/2006                         25             25
Nabisco, Inc.
     6.700% due 06/15/2002                      9,000          9,181
     6.125% due 02/01/2033                     15,000         15,398
News America Holdings, Inc.
     8.625% due 02/01/2003                        750            791
Nextel Communications, Inc.
     9.375% due 11/15/2009                         25             16
Norfolk Southern Corp.
     6.950% due 05/01/2002                     12,000         12,247
     7.875% due 02/15/2004                         50             54
Northwest Airlines, Inc.
     8.970% due 01/02/2015                      1,568          1,554
     8.072% due 10/01/2019                        398            410
Occidental Petroleum Corp.
     8.500% due 11/09/2001                      2,500          2,510
     6.400% due 04/01/2003                     17,710         18,275
Owens-Illinois, Inc.
     7.350% due 05/15/2008                         25             19
Park Place Entertainment Corp.
     7.950% due 08/01/2003                     18,500         18,779
Petroleos Mexicanos
     7.185% due 07/15/2005 (d)                 32,250         32,371
     6.906% due 07/15/2005 (d)                 94,500         94,854
     8.850% due 09/15/2007                      1,800          1,850
     9.375% due 12/02/2008                     39,650         41,434
     9.500% due 09/15/2027                     31,000         32,938
Philip Morris Cos., Inc.
     7.500% due 01/15/2002                         50             51
     7.625% due 05/15/2002                      8,300          8,493
     6.800% due 12/01/2003                     48,345         50,881
     7.000% due 07/15/2005                     15,125         16,062
     6.950% due 06/01/2006                      9,540         10,144
     7.200% due 02/01/2007                     34,000         36,443
Pioneer National Resources Co.
     9.625% due 04/01/2010                         50             54
Premium Asset Trust
     3.895% due 09/08/2007 (d)                 25,000         25,000
Procter & Gamble Co.
     5.250% due 09/15/2003                     35,900         37,111
Qwest Corp.
     4.270% due 07/08/2002 (d)                 21,100         21,129
     7.000% due 08/03/2009                        375            376
Racers
     3.713% due 03/03/2003 (d)                282,400        282,985
     4.960% due 04/01/2003 (d)                 20,000         20,000
     5.560% due 04/28/2003 (d)                 45,000         46,103
     3.800% due 09/15/2005 (d)                 15,000         15,000
Raytheon Co.
     4.630% due 03/01/2002 (d)                  8,650          8,654
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                     13,400         13,717
Safeway, Inc.
     5.875% due 11/15/2001                     43,060         43,195
     7.000% due 09/15/2002                     16,125         16,544
     6.850% due 09/15/2004                        250            267
Saks, Inc.
     8.250% due 11/15/2008                         25             18
Sara Lee Corp.
     6.300% due 11/07/2005                        500            517
SCL Terminal Aereo Santiago
     6.950% due 07/01/2012                      5,000          5,119
Scotia Pacific Co. LLC
     7.710% due 01/20/2014                        305            246

106 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Scotts Co.
     8.625% due 01/15/2009                  $      25     $       25
Sears, Roebuck & Co.
     8.390% due 02/14/2002                        240            244
     6.250% due 01/15/2004                        300            310
SmithKline Beecham Corp.
     7.375% due 04/15/2005                        150            164
SR Wind Ltd.
     8.888% due 05/18/2005 (d)                 12,000         11,960
     9.388% due 05/18/2005 (d)                 13,000         13,133
Stater Brothers Holdings
    10.750% due 08/15/2006                         25             25
Station Casinos, Inc.
     8.875% due 12/01/2008                         25             22
Sun Microsystems, Inc.
     7.000% due 08/15/2002                        200            204
Systems 2001 Asset Trust
     7.156% due 12/15/2011                     29,910         31,154
TCI Communications, Inc.
     3.750% due 04/03/2002 (d)                 19,300         19,357
     3.810% due 03/11/2003 (d)                  5,000          5,031
     6.375% due 05/01/2003                      3,280          3,389
     8.650% due 09/15/2004                        625            691
     8.000% due 08/01/2005                        450            492
Teleglobe, Inc.
     7.200% due 07/20/2009                        410            420
     7.700% due 07/20/2009                        255            249
Telewest Communications PLC
     9.250% due 04/15/2009                         50             18
Tenet Healthcare Corp.
     7.875% due 01/15/2003                     10,300         10,712
     8.625% due 12/01/2003                      6,200          6,634
     8.125% due 12/01/2008                         25             27
Texaco Capital, Inc.
     8.500% due 02/15/2003                        700            751
     6.000% due 06/15/2005                        400            419
Textron, Inc.
     6.750% due 09/15/2002                        225            231
Time Warner, Inc.
     6.100% due 12/30/2001                     45,875         46,115
     9.625% due 05/01/2002                     22,550         23,299
     7.975% due 08/15/2004                     15,032         16,474
    10.150% due 05/01/2012                        200            253
Times Mirror Co.
     6.650% due 10/15/2001                        300            300
Triad Hospitals, Inc.
    11.000% due 05/15/2009                         25             27
TRW, Inc.
     6.625% due 06/01/2004                      8,925          9,188
Tyco International Group SA
     6.875% due 09/05/2002                      3,175          3,255
     6.125% due 11/01/2008                        305            308
Union Pacific Corp.
     5.780% due 10/15/2001                      5,000          5,003
     7.875% due 02/15/2002                     14,055         14,273
     5.426% due 07/01/2002 (d)                 25,500         25,540
     6.930% due 06/01/2003                      1,000          1,046
     6.120% due 02/01/2004                        250            250
Unisys Corp.
     9.210% due 01/21/2017                      2,000          2,080
United Air Lines, Inc.
     3.683% due 12/02/2002 (d)                 16,619         16,687
     9.200% due 03/22/2008                      3,690          3,566
     6.932% due 09/01/2011 (d)                 10,500          9,917
    10.360% due 11/13/2012                      7,000          6,731
    10.020% due 03/22/2014                      6,925          7,067
    10.850% due 07/05/2014                     34,111         33,144
    10.850% due 02/19/2015                      2,100          2,155
    10.125% due 03/22/2015                     14,300         14,699
     9.060% due 06/17/2015                      5,000          5,170
United Technologies Corp.
     7.125% due 11/15/2010                        450            482
UnumProvident Corp.
     7.625% due 03/01/2011                        355            374
US Airways, Inc.
     6.850% due 01/30/2018                        141            129
UST, Inc.
     7.250% due 06/01/2009                     15,000         15,034
Viacom, Inc.
     8.375% due 06/15/2002                      2,800          2,895
     6.625% due 05/15/2011                      4,500          4,627
VoiceStream Wireless Corp.
    10.375% due 11/15/2009                         25             28
Wal-Mart Stores, Inc.
     6.750% due 05/24/2002                        170            174
     6.500% due 06/01/2003                        200            210
Walt Disney Co.
     5.125% due 12/15/2003                        500            512
Waste Management, Inc.
     6.625% due 07/15/2002                     13,153         13,309
     6.500% due 12/15/2002                      4,800          4,908
     6.375% due 12/01/2003                        200            206
     6.500% due 05/15/2004                     94,000         97,272
     7.375% due 08/01/2010                        525            552
Williams Communications Group, Inc.
    10.700% due 10/01/2007                         25             11
Winn-Dixie Stores, Inc.
     8.875% due 04/01/2008                         25             24
Witco Corp.
     6.600% due 04/01/2003                        100            102
                                                          ----------
                                                           3,257,915
                                                          ==========
Utilities 5.3%
AES Corp.
     9.500% due 06/01/2009                         25             22
Alabama Power Co.
     5.350% due 11/15/2003                      1,600          1,643
Allegheny Energy Supply
     6.325% due 05/01/2002 (d)                  5,800          5,808
Allete, Inc.
     4.610% due 10/20/2003 (d)                 79,700         79,844
Amerada Hess Corp.
     8.590% due 02/06/2002                     35,000         35,921
American Tower Corp.
     9.375% due 02/01/2009                         25             24
Arizona Public Service Co.
     4.290% due 11/15/2001 (d)                 14,000         14,017
Ashland, Inc.
     8.450% due 12/05/2001                      3,000          3,029
     4.540% due 03/07/2003 (d)                    300            300
AT&T Canada, Inc.
     0.000% due 11/01/2007                     11,000          3,848
     0.000% due 06/15/2008                      6,030          2,051
AT&T Corp.
     7.125% due 01/15/2002                        275            277
Azurix Corp.
    10.375% due 02/15/2007                         25             25
Baltimore Gas & Electric
     6.125% due 07/01/2003                        150            156
Bell Atlantic Maryland, Inc.
     8.000% due 10/15/2029                      1,125          1,254
Bell Atlantic Virginia, Inc.
     5.625% due 03/01/2007                        500            498
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                     10,000         10,195
     6.250% due 05/15/2003                        100            104
British Telecom PLC
     4.445% due 12/15/2003 (d)                203,860        207,941
     7.625% due 12/15/2005                      6,800          7,357
     8.125% due 12/15/2010                     83,000         92,137
BRL Universal Equipment
     8.875% due 02/15/2008                         25             25
Calpine Corp.
     7.750% due 04/15/2009                         50             47
CE Electric Funding
     6.853% due 12/30/2004                        250            258
Central Maine Power Co.
     7.430% due 08/25/2003                     13,000         13,715
Central Power & Light Co.
     4.676% due 11/23/2001 (d)                 18,100         18,125

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 107

Total Return Fund
September 30, 2001 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Chesapeake Energy Corp.
   8.125% due 04/01/2011                    $      25      $      24
Cleveland Electric Illuminating Co.
   9.500% due 05/15/2005                       33,000         34,017
CMS Energy Corp.
   8.375% due 07/01/2003                       15,000         15,518
   7.000% due 01/15/2005                       41,325         41,368
   7.500% due 01/15/2009                           25             24
Cogentrix Energy, Inc.
   8.750% due 10/15/2008                           25             27
Columbia Energy Group
   6.610% due 11/28/2002                        5,000          5,157
Columbus Southern Power Co.
   6.850% due 10/03/2005                       10,000         10,464
Commonwealth Edison Co.
   3.091% due 09/30/2002 (d)                   10,900         10,911
   6.625% due 07/15/2003                        1,000          1,048
   7.145% due 09/30/2003 (d)                   22,700         22,708
   9.875% due 06/15/2020                       11,700         13,415
Conectiv, Inc.
   4.210% due 06/13/2002 (d)                   25,000         25,040
Consolidated Edison, Inc.
   6.625% due 02/01/2002                          100            101
   3.950% due 06/15/2002 (d)                   11,000         11,024
   6.375% due 04/01/2003                        1,000          1,037
Consolidated Natural Gas Co.
   7.250% due 10/01/2004                       43,750         46,998
Constellation Energy Group
   4.270% due 04/04/2003 (d)                   15,000         15,001
CSW Energy, Inc.
   6.875% due 10/01/2001                        2,000          2,000
Detroit Edison Co.
   7.210% due 08/01/2002                        1,000          1,035
   4.360% due 07/15/2028                        5,900          5,900
Deutsche Telekom AG
   7.750% due 06/15/2005                       97,100        103,791
   8.000% due 06/15/2010                       13,000         14,094
   8.250% due 06/15/2030                       50,000         52,962
Dominion Resources, Inc.
   3.800% due 09/16/2002 (d)                   20,000         20,109
   7.600% due 07/15/2003                       35,000         37,186
DTE Energy Co.
   7.110% due 11/15/2038                       90,750         94,283
El Paso Electric Co.
   9.400% due 05/01/2011                        7,455          8,447
El Paso Natural Gas Co.
   7.750% due 01/15/2002                       15,000         15,161
Entergy Arkansas, Inc.
   7.000% due 03/01/2002                        3,580          3,626
   7.720% due 03/01/2003                        1,300          1,363
Entergy Gulf States, Inc.
   4.826% due 09/01/2004 (d)                    6,400          6,406
Entergy Louisiana, Inc.
   5.800% due 03/01/2002                       16,500         16,633
   7.740% due 07/01/2002                          599            601
   8.500% due 06/01/2003                        3,000          3,202
Entergy Mississippi, Inc.
   4.329% due 05/03/2004 (d)                   31,000         31,048
Exelon Corp.
   5.625% due 11/01/2001                       22,350         22,389
Florida Power & Light
   6.875% due 12/01/2005                        4,000          4,307
France Telecom
   5.149% due 03/14/2003 (d)                  145,005        146,627
   3.396% due 07/16/2003 (d)                  138,700        138,787
   7.750% due 03/01/2011                       14,500         15,427
   8.500% due 03/01/2031                       50,000         53,674
Georgia Power Co.
   2.664% due 02/22/2002 (d)                   15,000         15,006
GTE California, Inc.
   5.500% due 01/15/2009                          100             98
GTE South, Inc.
   7.250% due 08/01/2002                          150            155
Houston Lighting & Power Co.
     8.750% due 03/01/2022                  $  10,000      $  10,372
Indiana Bell Telephone Co., Inc.
     5.500% due 04/01/2007                        500            489
Indiana Michigan Power Co.
     4.088% due 09/03/2002 (d)                  7,800          7,818
Indianapolis Power & Light Co.
     7.375% due 08/01/2007                        225            240
Kinder Morgan, Inc.
     6.450% due 03/01/2003                        240            248
Korea Electric Power Corp.
     7.000% due 10/01/2002                        380            389
     6.375% due 12/01/2003                        220            229
LIN Television Corp.
     8.000% due 01/15/2008                         25             24
Mirant Corp.
     7.900% due 07/15/2009                        175            181
Nevada Power Co.
     6.200% due 04/15/2004                     20,000         20,014
New England Telephone & Telegraph Co.
     6.250% due 03/15/2003                         50             52
     6.375% due 09/01/2008                      1,350          1,345
New York Telephone Co.
     6.250% due 02/15/2004                        150            157
     6.000% due 04/15/2008                         45             46
Niagara Mohawk Power Co.
     7.250% due 10/01/2002                     24,783         25,509
     7.375% due 07/01/2003                     39,162         41,063
     7.375% due 08/01/2003                      1,645          1,736
Noram Energy Corp.
     6.375% due 11/01/2003                     22,250         23,270
Nortel Networks Corp.
     6.875% due 10/01/2002                        200            193
NRG Energy, Inc.
     8.000% due 11/01/2003                      6,000          6,369
NRG Northeast Generating LLC
     8.065% due 12/15/2004                        352            367
Nuevo Energy Co.
     8.875% due 06/01/2008                         25             25
Ohio Bell Telephone Co.
     5.375% due 03/01/2007                        950            928
Ohio Power Co.
     7.000% due 07/01/2004                     24,000         25,324
Oneok, Inc.
     5.068% due 04/24/2002 (d)                  8,000          8,012
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(e)              33,700         28,982
     5.875% due 10/01/2005 (e)                    100             94
     7.250% due 08/01/2026 (e)                 10,000          9,050
Pacific Northwest Bell Telephone
     4.375% due 09/01/2002                         50             50
Portland General Electric Co.
     7.660% due 01/14/2002                      5,000          5,064
PP&L, Inc.
     6.550% due 03/01/2006                        500            522
Progress Energy, Inc.
     7.100% due 03/01/2011                        350            375
PSEG Energy Holdings, Inc.
     9.125% due 02/10/2004                        120            128
PSEG Power LLC
     8.625% due 04/15/2031                        210            238
Public Service Co. of Colorado
     6.000% due 04/15/2003                        750            775
Public Service Electric & Gas Co.
     6.125% due 08/01/2002                      1,000          1,018
     6.250% due 01/01/2007                      1,500          1,528
Ras Laffan Liquid Natural Gas
     8.294% due 03/15/2014                        145            153
RCN Corp.
   10.125% due 01/15/2010                          18              6
Scana Corp.
     4.150% due 02/08/2002 (d)                 13,900         13,907
     4.420% due 07/15/2002 (d)                 40,900         40,944

108 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                            Principal
                                               Amount         Value
                                               (000s)         (000s)
--------------------------------------------------------------------
Sierra Pacific Resources
        5.478% due 04/20/2002 (d)            $  4,500    $     4,458
        5.428% due 04/20/2003 (d)               4,000          3,877
Southern California Edison Co.
        6.514% due 05/01/2002 (d)              24,000         20,760
        6.500% due 06/01/2049                     200            170
Sprint Capital Corp.
        3.860% due 11/15/2001 (d)             149,200        149,385
        6.500% due 11/15/2001                  14,365         14,422
        7.625% due 06/10/2002                  97,361        100,309
        4.268% due 06/10/2002 (d)              14,400         14,438
        2.953% due 06/24/2002 (d)              74,500         74,583
        8.125% due 07/15/2002                  10,378         10,707
        6.125% due 11/15/2008                     390            380
Telekomunikacja Polska SA
        7.125% due 12/10/2003                  12,200         12,745
        7.750% due 12/10/2008                   7,895          8,159
Texas Utilities Corp.
        5.940% due 10/15/2001                   6,250          6,261
        6.500% due 08/16/2002                   2,600          2,658
        6.750% due 03/01/2003                     150            155
        3.750% due 06/15/2003 (d)               8,000          8,004
Toledo Edison Co.
        8.180% due 07/30/2002                   1,400          1,450
        8.700% due 09/01/2002                  24,500         25,263
        7.850% due 03/31/2003                   7,000          7,300
        7.875% due 08/01/2004                     500            544
TXU Eastern Funding Co.
        6.150% due 05/15/2002                  64,800         65,772
        6.450% due 05/15/2005                  15,270         15,686
Union Electric Co.
        8.000% due 12/15/2022                   1,000          1,020
Vodafone Group PLC
        3.310% due 12/19/2001 (d)              27,800         27,840
        7.750% due 02/15/2010                     500            548
Williams Cos., Inc.
        4.070% due 11/15/2001 (d)              37,600         37,652
        6.200% due 08/01/2002                   5,000          5,083
        7.625% due 07/15/2019                      85             83
Wilmington Trust Co. - Tucson Electric
     10.732% due 01/01/2013                       991          1,126
WorldCom, Inc.
        4.302% due 11/26/2001 (d)              10,300         10,311
        7.375% due 01/15/2003                  21,150         21,885
        6.125% due 04/15/2012                  39,360         39,901
        8.250% due 05/15/2031                     310            312
Xcel Energy, Inc.
        7.000% due 12/01/2010                     130            137
                                                         -----------
                                                           2,537,438
                                                         -----------
Total Corporate Bonds & Notes                             16,002,980
(Cost $15,896,786)                                       ===========


   MUNICIPAL BONDS & NOTES 0.7%

Alabama 0.0%
Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-323
7.620% due 02/01/2029 (d)                       4,500          4,438

Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-352
7.992% due 02/01/2036 (d)                         625            617

Jefferson County, Alabama Sewer Revenue
Bonds, (FGIC Insured), Series 2001
6.940% due 02/01/2039                           5,500          5,253

Montgomery Alabama Special Care Facilities
Financing Authority Revenue Bonds, (MBIA Insured),
Series 2000 5.410% due 11/15/2029               1,000            913
                                                         -----------
                                                              11,221
                                                         ===========

California 0.0%
California State Department of Water Resources
Center Valley Project Revenue Bonds,
Series 2000 6.030% due 12/01/2029            $  2,500    $     2,466

Fairfield California Redevelopment
Agency Tax Allocation Bonds, Series 1997
7.700% due 06/01/2002                               5              5

Foothill Eastern Transportation Corridor
Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                           9,000          2,574
0.000% due 01/01/2030                           3,590            830

Los Angeles County Metropolitan Transportation
Authority
Sales Tax Revenue Bonds, (AMBAC Insured),
Series 2000
7.870% due 07/01/2023                           3,500          3,526

Modesto California Financing Authority
Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 09/01/2029                             300            300

Orange County School Board, (MBIA Insured),
Series 2000
7.370% due 08/01/2024                           3,500          3,395

San Diego Public Facilities Financing
Authority Revenue
Bonds, (FGIC Insured), Series 1999
5.000% due 05/15/2029                           1,000          1,001

San Francisco, California City & County Common
International
Airport Revenue Bonds, (MBIA Insured),
Series 2000
4.840% due 05/01/2028                           3,350          2,822
                                                         -----------
                                                              16,919
                                                         ===========

Colorado 0.0%
Denver Colorado City & County
Airport Revenue Bonds,
Series 2000 5.980% due 11/15/2025               2,500          2,375
                                                         -----------
Florida 0.0%
Broward County Florida Airport
System Revenue Bonds,
(AMBAC Insured), Series 2000
6.870% due 10/01/2023                           1,328          1,128

Florida State Board of Education General
Obligation Bonds, (FGIC Insured), Series 2000
6.370% due 06/01/2023                           3,500          2,874

Florida State Governmental Utility Authority
Revenue Bonds,
(AMBAC Insured), Series 2000
7.370% due 10/01/2029 (d)                       6,453          6,186

Florida State Turnpike Authority
Revenue Bonds,
(FGIC Insured), Series 2000
4.440% due 07/01/2027                           6,323          5,034

Lakeland Florida Electric & Water
Revenue Bonds,
(MBIA Insured), Series 2000
5.000% due 10/01/2028                           2,675          2,575

Modesto Public Financing Authority Lease
Revenue Bonds, (AMBAC Insured), Series
2000 7.770% due 09/01/2029                      2,500          2,500
                                                         -----------
                                                              20,297
                                                         ===========
Georgia 0.1%
Atlanta, Georgia Water & Wastewater
Revenue Bonds, (FGIC Insured),
Series 2000 5.440% due 11/01/2036              22,300         20,615

Georgia Local Government Certificate Of
Participation, (MBIA Insured), Series 2000
5.810% due 06/01/2028 (l)                       9,950          8,657
                                                         -----------
                                                              29,272
                                                         ===========

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 109

Total Return Fund
September 30, 2001 (Unaudited)

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
6.870% due 07/01/2028                                      $  7,200   $    6,030
                                                                      ----------
Illinois 0.1%
Chicago, Illinois Board Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027                                        15,000        3,619

Chicago, Illinois Board of Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                        12,000        4,350

Chicago, Illinois General Obligation
Bonds, (FGIC Insured), Series 2000 6.980% due 01/01/2040      4,750        4,964
5.500% due 01/01/2040                                         3,000        3,071

Chicago, Illinois Residual General Obligation Bonds,
(MBIA Insured), Series 2000
7.620% due 01/01/2028 (d)                                     3,100        2,972

Chicago, Illinois Sales Tax Revenue Bonds,
(FGIC Insured), Series 1999 5.375% due 01/01/2030            15,000       15,173

Cook County Illinois General Obligation Bonds,
(FGIC Insured), Series 2000 5.000% due 11/15/2028             3,220        2,950
                                                                      ----------
                                                                          37,099
                                                                      ==========
Massachusetts 0.2%
Boston Massachussetts Water & Sewer Common Revenue Bonds,
(FGIC Insured), Series 2000
5.510% due 11/01/2028                                         3,500        3,325

E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000
7.370% due 09/01/2021                                         2,590        2,571

Massachusetts Bay Transportation Authority Revenue Bonds,
(MBIA Insured), Series 2000
6.920% due 03/01/2021                                         5,150        4,706

Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/01/2037 (d)                                     3,000        2,779

Massachusetts State Turnpike Authority Revenue Bonds,
(AMBAC Insured), Series 2000
7.570% due 01/01/2039 (d)                                    10,250        9,468

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000
7.540% due 01/01/2037                                        21,950       20,304

Massachusetts State Water Reserve Authority Revenue Bonds,
(FSA Insured), Series 2000
6.920% due 08/01/2037 (d)                                       500          428

Southbridge Associations Limited Liability Corporation
Massachussetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022                                        31,105       33,788
                                                                      ----------
                                                                          77,369
                                                                      ==========
Mississippi 0.0%
Mississippi Development Bank Special Obligation Bonds,
(AMBAC Insured), Series 2000
7.500% due 07/01/2024                                         2,500        2,459
                                                                      ----------

Nevada 0.1%
Clark County, Nevada General Obligation Ltd. Bonds,
I(MBIA Insured), Series 2000
8.440% due 07/01/2030 (d)                                    20,913       21,671

Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 6.690% due 05/15/2028 (d)                        10,000        9,363
                                                                      ----------
                                                                          31,034
                                                                      ==========
New Jersey 0.0%
Essex County New Jersey Important Authority Lease
Revenue Bonds, (FGIC Insured), Series 2000
7.090% due 10/01/2030                                           250          290

Mercer County New Jersey Important Authority Revenue
Bonds, Series 2000
7.140% due 01/01/2018                                         3,103        3,793

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
5.130% due 07/01/2028                                         2,000        1,780
                                                                      ----------
                                                                           5,863
                                                                      ==========
New York 0.1%
Long Island Power Authority New York Electric System
Revenue Bonds, (FSA Insured), Series 2001
7.040% due 12/01/2022 (d)                                     4,000        4,000

Long Island Power Authority Revenue Bonds,
(FSA Insured), Series 2000
7.950% due 12/01/2022                                         4,500        4,494

Long Island Power Authority Revenue Bond
(MBIA Insured), Series 2000
8.200% due 12/01/2026                                         5,500        5,569

New York City Municipal Bonds, Series 1997
3.898% due 08/01/2002 (d)                                     1,937        1,937

New York City Municipal Water Finance Authority Revenue
Bonds, (MBIA-IBC Insured), Series 2000
6.940% due 06/15/2025                                         6,565        5,777

New York City, New York General Obligation Bonds,
Series 1997-D 4.545% due 08/01/2002 (d)                       2,883        2,883

New York City, New York Municipal Water & Sewer System
Financial Authority Revenue Bonds, (FSA Insured),
Series 2000 5.510% due 06/15/2029 (d)                         3,000        2,831

New York City, New York Transitional Financial Authority
Revenue Bonds, Series 2000
6.510% due 11/01/2024 (d)                                     1,250        1,209

New York City, New York Transitional Financing Authority
Revenue Bonds, (FGIC-TCRS Insured), Series 2000
4.790% due 11/15/2023                                         2,500        2,169

New York State Dormitory Authority Lease Revenue
Bonds, (MBIA Insured), Series 2001
4.750% due 01/15/2029 (d)                                     3,650        3,121

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000
7.570% due 02/15/2023                                         2,550        2,458

Niagara Frontier Airport Revenue Bonds, (MBIA Insured),
Series 1999 5.625% due 04/01/2029                             1,000        1,016

Port Authority New York & New Jersey Special Obligation
Revenue Bonds, (MBIA Insured), Series 2000
7.600% due 12/01/2022                                         3,250        3,453
                                                                      ----------
                                                                          40,917
                                                                      ==========
North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds,
Series 1978 5.800% due 01/01/2018                                55           61
                                                                      ----------
Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000 5.720% due 12/01/2027             3,250        3,120
                                                                      ----------

110 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------

Pennsylvania 0.0%
Allegheny County Hospital Development Authority Revenue
Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                         $ 1,000  $   1,126

Allegheny County Pennsylvania Port Authority SPL
Revenue Bonds, Series 2001
5.000% due 03/01/2025                                           1,000        981

Philadelphia, Pennsylvania School District General Obligation
Bonds, (MBIA State Aid Withholding Insured), Series 2000
6.870% due 04/01/2027 (d)                                       3,150      2,681

Philadelphia, Pennsylvania School District General Obligation
Bonds, (MBIA State Aid Withholding Insured), Series 2001
0.000% due 04/01/2027                                             500        426

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
5.000% due 02/01/2029                                             500        487
                                                                       ---------
                                                                           5,701
                                                                       =========
Texas 0.1%
Dallas-Fort Worth International Airport Revenue
Bonds, (FGIC Insured), Series 2000
6.000% due 11/01/2028                                           4,000      4,200

Denton County, Texas Utility System Revenue Bonds,
(MBIA Insured), Series 2000
5.680% due 12/01/2029 (d)                                       3,000      2,906

Grapevine-Colleyville Independent General Obligation
Bonds, (PSF-GTD Insured), Series 2000
6.000% due 08/15/2029                                          10,500      8,754

Houston Independent School District General Obligation
Bonds, (PSF Insured), Series 1999
4.750% due 02/15/2026                                          10,500      9,673

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2000
5.290% due 07/01/2025                                           2,750      2,506

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2001
7.570% due 07/01/2028 (d)                                      10,000      8,525

Houston, Texas Independent School District
(PSF-GTD Insured), Series 2000
4.790% due 02/15/2026                                          15,088     12,787

Houston, Texas Water & Sewer System Revenue Bonds,
(FGIC Insured), Series 2001
5.250% due 12/01/2030 (d)                                         500        500

North Texas Towey Authority Dallas North Towey System
Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 01/01/2029                                           4,000      3,665
                                                                       ---------
                                                                          53,516
                                                                       =========

Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series 1999
5.000% due 08/15/2030                                             500        472

Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated
Tax Revenue Bonds, (AMBAC Insured), Series 2000
5.030% due 10/01/2028                                           6,500      5,444
                                                                       ---------

Total Municipal Bonds & Notes                                            349,169
                                                                       =========
(Cost $313,349)

  U.S. GOVERNMENT AGENCIES 0.6%

A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                                        770        804
Fannie Mae
     5.375% due 03/15/2002                                        750        760
     4.700% due 05/23/2003                                        815        827
     4.750% due 05/23/2003                                      1,000      1,003
     5.450% due 02/12/2004                                      2,200      2,224
     6.500% due 08/15/2004                                        550        593
     6.560% due 12/10/2007                                        190        197
     5.870% due 01/28/2009                                        200        201
     7.250% due 01/15/2010                                        900      1,032
     7.125% due 06/15/2010                                     21,210     24,135
     6.250% due 02/01/2011                                      1,200      1,264
     6.000% due 05/15/2011                                      2,800      2,955
     6.875% due 09/10/2012                                      1,000      1,085
     6.930% due 09/17/2012                                      1,000      1,095
     6.875% due 09/24/2012                                      2,000      2,183
     7.250% due 05/15/2030                                        125        144
     6.625% due 11/15/2030                                        610        652
Federal Farm Credit Bank
     6.400% due 01/16/2002                                        100        101
     6.060% due 05/28/2013                                        100        105
Federal Home Loan Bank
     4.875% due 01/22/2002                                        115        116
     5.805% due 02/15/2002 (d)                                 17,000     17,083
     6.880% due 08/15/2003                                      1,000      1,068
     5.060% due 10/16/2003                                      1,700      1,702
     5.920% due 08/25/2008                                        500        530
     6.026% due 01/22/2009                                        275        278
     5.920% due 03/03/2009                                        500        529
     6.500% due 08/14/2009                                      1,200      1,314
     0.000% due 09/10/2018                                     15,000      4,577
     0.000% due 12/21/2018                                      4,250      1,313
Freddie Mac
     5.500% due 05/15/2002                                        435        443
     4.500% due 03/15/2004                                         70         65
     5.250% due 01/15/2006                                        165        156
     6.000% due 02/21/2006                                      1,000      1,043
     9.000% due 09/15/2008                                         18         19
  10.250% due 03/15/2009                                            1          1
     6.450% due 04/29/2009                                        100        102
     5.750% due 09/15/2010                                        165        159
SallieMae
     6.896% due 10/25/2004 (d)                                  7,784      7,783
Small Business Administration
     7.449% due 08/01/2010                                    121,780    133,040
     7.700% due 07/01/2016                                        672        729
     6.950% due 11/01/2016                                      4,004      4,231
     6.700% due 12/01/2016                                     15,208     15,922
     7.150% due 03/01/2017                                      7,321      7,795
     7.190% due 12/01/2019                                        470        501
     7.630% due 06/01/2020                                     23,128     25,127
     6.900% due 12/01/2020                                      9,858     10,345
     6.340% due 03/01/2021                                     32,863     33,462
Tennessee Valley Authority
     0.000% due 04/15/2042                                      6,055      3,089
                                                                       ---------
Total U.S. Government Agencies                                           313,882
                                                                       =========
(Cost $297,298)

  U.S. TREASURY OBLIGATIONS 7.3%

Treasury Inflation Protected Securities (i)(j)
     3.625% due 07/15/2002 (b)                              1,093,385  1,112,521
     3.375% due 01/15/2007 (b)                                312,510    321,593
     3.625% due 01/15/2008                                    922,587    957,472
     3.875% due 01/15/2009                                    546,784    575,319
     3.500% due 01/15/2011                                     57,015     58,654
     3.625% due 04/15/2028                                    250,865    257,685
     3.875% due 04/15/2029                                    159,188    170,978
U.S. Treasury Bonds
     8.125% due 08/15/2021                                        900      1,193
     8.000% due 11/15/2021                                      5,000      6,560
     6.000% due 02/15/2026                                     10,100     10,778
     5.500% due 08/15/2028                                     32,900     32,900
     6.250% due 05/15/2030                                      1,215      1,353

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 111

Total Return Fund
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------

U.S. Treasury Notes
        3.875% due 06/30/2003                           $     195    $       199
        5.250% due 05/15/2004                               1,310          1,380
        7.250% due 05/15/2004                                 990          1,092
        4.625% due 05/15/2006                               3,625          3,754
        5.500% due 05/15/2009                               1,150          1,229
        6.500% due 02/15/2010                                 700            795
U.S. Treasury Strips
        0.000% due 11/15/2001                                  43             43
        0.000% due 05/15/2008                                 750            556
        0.000% due 02/15/2012                                 375            222
        0.000% due 11/15/2021                                 200             63
                                                                     -----------
Total U.S. Treasury Obligations                                        3,516,339
                                                                     ===========
(Cost $3,421,861)

   MORTGAGE-BACKED SECURITIES 73.5%

Collateralized Mortgage Obligations 23.8%
ABN AMRO Mortgage Corp.
        6.750% due 09/25/2028                               3,765          3,873
        6.750% due 11/25/2028                                 600            611
        6.500% due 06/25/2029                               7,093          7,151
American Southwest Financial Securities Corp.
        7.400% due 11/17/2004                              17,331         18,037
       12.500% due 04/01/2015                                 208            210
        7.248% due 11/25/2038                              58,229         58,658
Amresco Commercial Mortgage Funding I
        7.180% due 06/17/2029                                  55             59
Aurora Loan Services
        4.493% due 05/25/2030 (d)                          29,829         29,868
Bank of America Funding Corp.
        6.750% due 11/20/2032                              17,000         17,537
Bank of America Mortgage Securities, Inc.
        6.250% due 07/25/2014                               9,592          9,792
        6.250% due 08/25/2028                              25,000         24,811
        6.500% due 05/25/2029                              35,243         35,278
        7.250% due 10/25/2029                              11,015         11,462
        7.500% due 04/25/2030                               1,862          1,886
        7.500% due 01/25/2031                              98,600        100,365
        7.500% due 02/25/2031                               8,804          8,995
        7.000% due 03/25/2032                              53,400         55,566
Bear Stearns Adjustable Rate Mortgage Trust
        7.275% due 11/25/2030 (d)                         114,401        116,538
        7.491% due 12/25/2030 (d)                         103,109        104,540
        7.482% due 12/25/2030 (d)                          86,375         87,740
        6.928% due 02/25/2031 (d)                          27,499         27,641
        7.013% due 02/25/2031 (d)                          17,412         17,502
        6.583% due 08/25/2031 (d)                          15,900         16,152
        6.688% due 09/25/2031 (d)                          67,954         70,010
        6.792% due 01/25/2032 (d)                          62,171         64,049
Bear Stearns Commercial Mortgage Securities, Inc.
        5.910% due 05/14/2008                                 126            131
        7.000% due 05/20/2030                              45,308         48,519
Bear Stearns Mortgage Securities, Inc.
        4.555% due 10/25/2023 (d)                           2,171          2,307
       10.000% due 08/25/2024                               5,000          5,820
        7.000% due 03/25/2027                               7,000          7,123
        8.125% due 09/25/2027                               2,422          2,519
        7.000% due 02/25/2028                              10,000         10,415
        7.421% due 06/25/2030 (d)                           5,196          5,155
Capco America Securitization Corp.
        5.860% due 12/15/2007                                  43             45
CDC Depositor Trust I
        3.918% due 01/15/2003 (d)                           6,611          6,611
Cendant Mortgage Corp.
        7.250% due 04/18/2013                                 456            462
        6.506% due 11/18/2028 (d)                           6,317          6,066
        6.502% due 11/18/2028 (d)                          13,308         13,379
Chase Commercial Mortgage Securities Corp.
        7.631% due 07/15/2032                                 275            307
Chase Mortgage Finance Corp.
        7.000% due 07/25/2024                               1,132          1,130
        7.000% due 08/25/2024                               2,562          2,614
        6.750% due 03/25/2025                              12,109         12,079
        8.257% due 04/25/2025 (d)                           3,258          3,321
        6.750% due 10/25/2028                              39,000         40,325
        6.350% due 07/25/2029                              54,323         55,801
        7.750% due 08/25/2030                              10,214         10,738
Chemical Mortgage Securities, Inc.
        7.250% due 01/25/2026                              10,868         11,268
Citicorp Mortgage Securities, Inc.
        7.873% due 10/25/2022 (d)                           7,844          8,030
        6.250% due 04/25/2024                              11,796         11,627
        6.250% due 05/25/2024                                 274            274
        7.250% due 10/25/2027                              20,462         21,128
        6.500% due 11/25/2027                               5,354          5,349
        6.750% due 09/25/2028                               9,282          9,628
        7.000% due 09/25/2030                               7,419          7,643
        7.500% due 10/25/2030                              11,873         12,531
        7.000% due 02/25/2031                              36,610         38,095
CMC Securities Corp. II
        7.779% due 04/25/2025 (d)                              86             88
CMC Securities Corp. III
        6.750% due 05/25/2028                               5,000          5,171
CMC Securities Corp. IV
        7.250% due 11/25/2027                              10,378         10,862
Collateralized Mortgage Obligation Trust
        8.000% due 09/20/2021                               4,959          5,095
Collateralized Mortgage Obligation Trust I
       10.200% due 02/01/2016                               1,747          1,797
Collateralized Mortgage Securities Corp.
       11.450% due 11/01/2015 (d)                             103            104
        8.750% due 04/20/2019                                 309            323
        8.800% due 04/20/2019                                 216            226
COMM
        6.145% due 02/15/2008                              13,742         14,341
        4.300% due 12/16/2011 (d)                           9,000          9,016
Commercial Mortgage Acceptance Corp.
        7.030% due 05/15/2009                                  75             81
Commercial Mortgage Asset Trust
        7.546% due 01/17/2010                                 500            555
        6.640% due 09/17/2010                                 455            485
        6.975% due 04/17/2013                                 145            156
Countrywide Alternative Loan Trust
        8.000% due 07/25/2030                              12,088         12,318
Countrywide Funding Corp.
        6.625% due 02/25/2024                              33,827         35,032
        6.875% due 03/25/2024                               9,080          9,382
        6.750% due 03/25/2024                              12,967         12,829
Countrywide Home Loans
        6.500% due 07/25/2013                               5,676          5,903
        6.250% due 08/25/2014                               3,625          3,700
        6.750% due 11/25/2025                              25,567         24,990
        7.500% due 04/25/2027                               1,514          1,578
        7.500% due 06/25/2027                              11,980         12,427
        7.500% due 09/25/2027                              20,000         20,434
        7.250% due 12/25/2027                               6,224          6,162
        7.250% due 02/25/2028                              57,846         59,774
        6.750% due 06/25/2028                              15,103         15,406
        6.750% due 08/25/2028                               2,511          2,507
        6.750% due 10/25/2028                              15,567         15,505
        6.750% due 11/25/2028                               5,000          5,105
        6.500% due 01/25/2029                              24,978         25,485
        6.500% due 03/25/2029                              21,744         21,958
        6.050% due 04/25/2029                               2,654          2,693
        7.250% due 08/25/2029                               7,200          7,357
        7.750% due 04/25/2030                              24,455         24,676
        7.750% due 10/25/2030                              46,309         47,927
        7.750% due 01/25/2031                              36,577         37,352
        7.500% due 01/25/2031                               1,051          1,093
        6.099% due 07/19/2031 (d)                          21,750         22,338
Credit-Based Asset Servicing and Securitization
        4.215% due 09/25/2029 (d)                             914            918
        4.125% due 02/25/2030 (d)                          40,811         40,870

112 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------

Crusade Global Trust
     3.900% due 02/15/2030 (d)                         $   74,167    $    74,387
CS First Boston Mortgage Securities Corp.
     6.520% due 07/17/2007                                     50             53
     6.750% due 12/27/2028                                 13,409         13,396
     6.960% due 06/20/2029                                    491            505
     7.500% due 03/25/2031                                 39,770         39,979
     4.130% due 06/25/2031 (d)                             32,077         32,170
     4.180% due 06/25/2031 (d)                             68,822         69,113
     7.290% due 09/15/2041                                    335            367
Dime Savings
     7.317% due 11/01/2018 (d)                                114            111
DLJ Commercial Mortgage Corp.
     4.235% due 09/05/2001 (d)                                426            427
     4.095% due 05/05/2003 (d)                             28,996         28,996
     4.334% due 07/05/2008 (d)                              1,314          1,320
     7.300% due 06/10/2032                                    515            565
DLJ Mortgage Acceptance Corp.
     7.580% due 02/12/2006 (d)                              4,000          4,335
     6.446% due 08/01/2021 (d)                              3,269          3,316
     7.793% due 09/01/2021 (d)                                 36             36
     8.000% due 03/25/2022                                     96             96
     8.230% due 12/25/2022 (d)                                949            950
     7.067% due 03/25/2023                                    171            173
     8.938% due 03/25/2024 (d)                                202            205
     8.603% due 05/25/2024 (d)                                 69             71
     9.234% due 10/25/2024 (d)                                328            361
     4.125% due 06/25/2026 (d)                              1,146          1,151
     6.850% due 12/17/2027                                  6,605          7,008
Drexel Burnham Lambert CMO Trust
     9.500% due 11/20/2017                                    463            483
DVI Business Credit Receivable Corp. III
     4.300% due 10/15/2003 (d)                              3,850          3,871
E-Trade Bank Adjustable Rate Mortgage Trust
     7.174% due 09/25/2031                                 26,293         26,737
Fannie Mae
     7.500% due 05/25/2005                                  6,700          6,922
     7.500% due 02/25/2006                                    375            383
     7.000% due 05/25/2006                                    211            216
     6.500% due 07/25/2006                                     16             17
     8.000% due 11/25/2006                                      4              4
     6.350% due 12/25/2006                                      3              3
     7.500% due 05/25/2007                                    656            670
     6.250% due 07/25/2007                                     26             26
     6.000% due 07/25/2007                                    300            305
     6.740% due 08/25/2007                                    145            155
     6.270% due 09/25/2007                                  3,000          3,131
     7.000% due 10/25/2007                                    200            211
     6.500% due 05/25/2008                                    500            520
     6.000% due 08/25/2008                                     27             27
    10.500% due 08/25/2008                                  7,146          7,842
     9.483% due 09/25/2008 (d)                              1,606          1,602
     6.500% due 11/18/2008                                  1,022          1,024
     6.500% due 02/25/2009                                     51             53
     4.000% due 02/25/2009                                     24             24
     6.000% due 02/25/2009                                  1,400          1,453
     6.500% due 03/25/2009                                     95             99
     6.875% due 06/25/2009                                     60             61
     6.500% due 08/25/2010                                    500            518
     6.750% due 11/25/2010                                    307            308
     6.500% due 04/25/2013                                     75             78
     6.000% due 03/18/2015                                  3,377          3,376
     6.450% due 09/25/2016                                  1,272          1,279
     8.000% due 12/25/2016                                    146            152
     6.750% due 07/18/2017                                  2,240          2,251
    11.000% due 11/25/2017                                    856            951
     9.250% due 04/25/2018                                    123            137
     9.300% due 05/25/2018                                    530            569
     4.144% due 06/25/2018 (d)                                  2              2
     9.500% due 06/25/2018                                    445            481
     9.500% due 11/25/2018                                  4,152          4,265
     6.000% due 02/25/2019                                  1,647          1,659
     6.500% due 03/25/2019                                    605            611
     9.500% due 06/25/2019                                  1,110          1,195
     9.300% due 08/25/2019                                     56             60
     6.350% due 08/25/2019                                     32             32
     9.000% due 12/25/2019                                  4,701          5,089
     7.500% due 12/25/2019                                  5,722          6,073
     7.000% due 03/25/2020                                  1,081          1,138
     7.000% due 04/25/2020                                     18             18
     7.500% due 05/25/2020                                  2,421          2,519
     5.000% due 09/25/2020                                    200            201
     7.000% due 09/25/2020                                  4,138          4,143
     9.000% due 09/25/2020                                  2,552          2,725
     8.000% due 12/25/2020                                 28,173         29,655
     8.750% due 01/25/2021                                  2,529          2,743
     9.000% due 01/25/2021                                  3,869          4,254
     5.750% due 02/18/2021                                    100            101
     9.000% due 03/25/2021                                    354            385
     7.000% due 05/25/2021                                    300            308
     6.500% due 06/25/2021                                  5,887          6,056
     6.250% due 06/25/2021                                    658            665
     8.000% due 07/25/2021                                 11,070         11,828
     8.500% due 09/25/2021                                  4,024          4,351
     7.000% due 10/25/2021                                  8,364          8,575
     8.000% due 10/25/2021                                 17,422         17,739
     7.000% due 11/25/2021                                 14,934         15,189
     6.000% due 12/25/2021                                     11             11
     5.000% due 12/25/2021                                    500            500
     4.000% due 01/25/2022                                    126            127
     7.750% due 01/25/2022                                 16,686         17,814
     8.000% due 01/25/2022                                 18,871         19,228
     8.000% due 03/25/2022                                     22             22
     7.000% due 04/25/2022                                 17,091         17,525
     5.000% due 04/25/2022                                     48             49
     7.000% due 04/25/2022                                    145            157
     7.500% due 05/25/2022                                  2,000          2,143
     7.375% due 05/25/2022                                  9,870         10,438
     8.000% due 06/25/2022                                  4,154          4,419
     7.000% due 06/25/2022                                  1,014          1,062
     7.000% due 07/25/2022                                  4,540          4,750
     8.000% due 07/25/2022                                 56,546         59,732
     7.800% due 10/25/2022                                  2,570          2,733
     6.500% due 10/25/2022                                  4,272          4,393
     7.000% due 03/25/2023                                 30,979         32,966
     6.500% due 03/25/2023                                  2,000          2,061
     6.500% due 05/18/2023                                  6,158          6,200
     6.900% due 05/25/2023                                    169            172
     7.000% due 06/25/2023                                  5,606          5,642
     6.000% due 08/25/2023                                 14,131         12,666
     6.500% due 08/25/2023                                      6              6
     6.500% due 09/18/2023                                    559            566
     1.000% due 09/25/2023                                    135            127
     6.750% due 09/25/2023                                  4,224          4,181
     7.000% due 09/25/2023                                  2,259          2,266
     6.750% due 10/25/2023                                    635            630
     6.500% due 10/25/2023                                  8,895          8,959
     7.500% due 10/25/2023                                     27             28
     6.500% due 11/25/2023                                     20             20
     6.500% due 12/25/2023                                    165            168
     5.000% due 01/25/2024                                    419            427
     6.500% due 01/25/2024                                 48,562         49,126
     6.500% due 02/25/2024                                  5,150          5,274
     7.000% due 03/25/2024                                 10,267         10,658
     7.500% due 06/20/2024                                     53             54
     6.500% due 08/17/2024                                 17,000         17,535
     6.000% due 12/25/2024                                  1,703          1,729
     7.000% due 02/18/2025                                     37             37
     6.600% due 05/18/2025                                    219            228
     7.500% due 11/17/2025                                    289            305
     7.500% due 12/25/2025                                    360            374
     7.000% due 02/15/2026                                    132            136
     6.950% due 03/25/2026                                    156            156
     7.000% due 07/18/2026                                    450            458
     6.500% due 09/18/2026                                    120            124
     7.000% due 12/18/2026                                 17,287         17,912
     6.000% due 12/25/2026                                    170            173
     8.500% due 02/17/2027                                  1,474          1,641

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 113

Total Return Fund
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------

     6.000% due 03/25/2027                              $     320      $     325
     5.000% due 04/18/2027                                  1,000            989
     6.000% due 05/17/2027                                  5,470          5,336
     7.000% due 06/18/2027                                    684            719
     7.000% due 07/18/2027                                    460            485
     6.500% due 07/18/2027                                    184            190
     7.500% due 08/20/2027                                  2,697          2,882
     7.000% due 12/20/2027                                 13,188         13,634
     4.481% due 04/18/2028 (d)                              2,404          2,412
     6.500% due 05/20/2028                                  1,228          1,159
     6.500% due 06/25/2028                                  4,700          4,843
     6.500% due 07/18/2028                                 67,412         67,707
     6.000% due 07/18/2028                                  9,182          8,666
     9.113% due 09/25/2028                                 14,608         16,444
     6.500% due 10/25/2028                                 40,000         40,125
     6.250% due 02/25/2029                                  3,500          3,482
     7.500% due 04/25/2029                                  1,139          1,188
     6.000% due 04/25/2029                                 11,362          9,952
     7.500% due 06/19/2030                                    260            270
     4.293% due 08/25/2030 (d)                             55,474         55,609
     5.506% due 10/18/2030 (d)                             41,183         41,276
     6.500% due 03/10/2031                                 54,031         52,073
     7.500% due 07/25/2031                                  1,072          1,111
     6.500% due 07/25/2031                                 12,065         11,228
     6.750% due 08/21/2031                                141,441        144,702
     6.750% due 08/25/2031                                148,672        145,901
     4.210% due 09/25/2031                                 18,210         18,245
     6.500% due 10/25/2031                                 10,057          9,693
     6.500% due 10/30/2031                                 20,388         19,566
     6.390% due 05/25/2036                                 32,688         30,773
     6.500% due 06/17/2038                                  5,000          5,195
     6.300% due 10/17/2038                                 16,303         15,677
Federal Housing Administration
     6.750% due 10/30/2031                                154,200        156,826
FFCA Secured Lending Corp.
     7.850% due 10/18/2017                                 29,600         31,234
First Commonwealth Savings & Loan
     10.375% due 04/01/2005                                    14             15
First Horizon Asset Securities, Inc.
     7.000% due 02/25/2031                                 20,818         21,663
First Interstate Bancorp
     8.875% due 01/01/2009                                    126            136
     9.125% due 01/01/2009 (d)                                  8              8
First Nationwide Trust
     6.500% due 03/25/2029                                  4,400          4,459
     7.750% due 07/25/2030                                  6,000          6,263
First Union Residential Securitization, Inc.
     7.000% due 04/25/2025                                    348            362
     6.750% due 08/25/2028                                  9,048          9,152
First Union-Lehman Brothers Commercial Mortgage
     7.150% due 02/18/2004                                     21             21
Freddie Mac
     8.000% due 03/15/2002                                     36             36
     7.000% due 10/15/2003                                  2,424          2,485
     6.750% due 10/15/2003                                  9,124          9,238
     7.000% due 12/15/2003                                     64             65
     6.500% due 04/15/2005                                    403            405
    10.150% due 04/15/2006                                      4              4
     6.500% due 07/15/2006                                    977            992
     6.500% due 08/15/2006                                    184            186
     7.500% due 02/15/2007                                    581            598
     7.750% due 04/01/2007                                     12             12
     7.500% due 04/01/2007                                     10             11
     7.000% due 07/01/2007                                      2              2
     6.500% due 07/15/2007                                  3,891          3,924
     8.000% due 10/01/2007                                     46             47
     5.500% due 10/15/2007                                    660            660
     6.500% due 05/15/2008                                    981            995
     8.550% due 06/15/2008 (d)                                 99             96
     6.000% due 11/15/2008                                    225            233
     6.200% due 12/15/2008                                  4,748          4,980
     8.500% due 03/01/2009                                    126            134
     6.000% due 03/15/2009                                    265            276
    11.250% due 10/01/2009                                      2              2
     7.000% due 06/01/2010                                     12             13
     7.550% due 03/15/2012                                    180            189
    11.875% due 06/15/2013                                     81             87
     8.500% due 08/15/2013                                  2,000          2,042
     8.500% due 09/15/2013                                  4,745          4,804
     6.000% due 11/15/2014                                    400            396
    10.100% due 09/01/2016                                    233            258
     7.500% due 11/15/2016                                 28,055         29,470
     6.250% due 10/15/2017                                  6,233          6,263
     6.350% due 03/25/2018                                     91             92
     5.500% due 05/15/2018                                    225            227
     6.400% due 02/15/2019                                  5,095          5,142
     6.500% due 04/15/2019                                  1,066          1,083
    10.000% due 11/15/2019                                     72             76
     3.950% due 06/15/2020 (d)                                 66             67
     5.250% due 07/15/2020                                     94             94
     5.750% due 08/15/2020                                    232            235
     9.000% due 09/15/2020                                     44             46
     5.000% due 10/15/2020                                    927            935
     5.500% due 10/15/2020                                      8              8
     8.900% due 11/15/2020                                  8,710          8,978
     9.500% due 11/15/2020                                  2,485          2,531
     6.250% due 12/15/2020                                    145            150
     6.000% due 12/15/2020                                    186            188
     8.750% due 12/15/2020                                    986          1,039
     9.000% due 12/15/2020                                  2,155          2,268
     6.250% due 01/15/2021                                    200            203
     9.500% due 01/15/2021                                  1,532          1,649
     7.000% due 01/15/2021                                  1,634          1,641
     7.000% due 02/15/2021                                    772            780
     8.000% due 04/15/2021                                     66             68
     6.500% due 05/15/2021                                     68             69
     6.500% due 05/17/2021                                     24             24
     6.000% due 06/15/2021                                  1,729          1,732
     8.500% due 06/15/2021                                 18,766         19,788
     9.000% due 07/15/2021                                  1,598          1,694
     9.500% due 07/15/2021                                    687            697
     6.950% due 07/15/2021                                    345            354
     8.000% due 07/15/2021                                  1,553          1,555
     6.000% due 07/15/2021                                    135            138
     6.200% due 08/15/2021                                    596            605
     6.950% due 08/15/2021                                    116            120
     9.500% due 08/15/2021                                  1,329          1,406
     8.000% due 08/15/2021                                 20,925         21,220
     6.500% due 09/15/2021                                    739            754
     7.000% due 09/15/2021                                     96             99
     4.500% due 09/15/2021                                    222            223
     6.500% due 09/15/2021                                 14,613         14,744
     7.000% due 10/15/2021                                      1              2
     6.000% due 11/15/2021                                    360            361
     8.000% due 12/15/2021                                 19,348         20,535
     6.850% due 01/15/2022                                    688            714
     8.250% due 06/15/2022                                  3,911          4,090
     7.000% due 07/15/2022                                  9,959         10,362
     8.500% due 10/15/2022                                  5,700          5,973
     6.000% due 11/15/2022                                    220            223
     7.000% due 12/15/2022                                 21,000         21,916
     7.500% due 01/15/2023                                 18,998         20,402
     6.500% due 02/15/2023                                  1,250          1,305
     7.500% due 05/01/2023                                    802            843
     6.500% due 07/15/2023                                    240            250
     7.000% due 07/15/2023                                    288            297
     7.500% due 07/15/2023                                    395            416
     6.500% due 08/15/2023                                 77,994         78,953
     7.410% due 10/25/2023                                  2,102          2,150
     7.400% due 10/25/2023 (d)                             10,508         11,007
     6.500% due 11/15/2023                                    145            146
     6.500% due 01/15/2024                                     35             36
     7.500% due 01/20/2024                                     17             17
     5.000% due 02/15/2024                                    116            111
     6.500% due 02/15/2024                                     12             12
     7.500% due 03/15/2024                                  6,793          7,004
     6.500% due 03/15/2024                                    340            343

114 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------

   8.000% due 04/25/2024                               $      511     $      561
   6.250% due 05/15/2024                                   14,142         14,257
   8.500% due 08/01/2024                                    1,126          1,203
   7.250% due 08/15/2024                                      132            134
   8.000% due 09/15/2024                                   16,250         17,705
   8.500% due 11/01/2024                                      482            515
   5.650% due 11/15/2024                                      140            142
   6.750% due 01/17/2025                                    3,305          3,335
   6.000% due 02/15/2025                                    3,078          3,126
   7.500% due 02/15/2025                                    1,705          1,729
   7.000% due 09/17/2025                                       40             41
   7.000% due 03/01/2026                                       81             85
   6.500% due 03/15/2026                                      110            110
   6.000% due 08/15/2026                                    2,400          2,438
   3.631% due 09/15/2026 (d)                               33,850         33,751
   7.240% due 10/01/2026 (d)                                2,191          2,232
   6.000% due 11/15/2026                                      550            559
   7.000% due 01/01/2027                                       92             96
   7.500% due 01/15/2027                                   27,169         28,372
   8.000% due 02/15/2027                                   37,222         40,623
   7.000% due 03/01/2027                                      115            120
   7.500% due 03/17/2027                                   20,000         21,600
   6.890% due 05/01/2027 (d)                                  289            297
   6.500% due 06/15/2027                                   10,786         10,672
   6.000% due 06/15/2027                                      202            207
   7.500% due 06/20/2027                                   20,956         22,365
   6.500% due 08/15/2027                                   16,600         16,081
   6.500% due 09/15/2027                                   73,000         74,427
   6.500% due 10/15/2027                                   32,300         32,869
   6.000% due 11/15/2027                                      665            670
   6.500% due 01/25/2028                                    8,691          8,590
   6.250% due 03/15/2028                                   10,000          9,963
   6.500% due 04/15/2028                                  162,175        162,978
   6.500% due 05/15/2028                                   57,770         57,758
   6.500% due 06/15/2028                                   64,722         62,288
   6.500% due 06/20/2028                                   24,690         23,188
   7.000% due 07/01/2028                                      606            630
   6.500% due 07/15/2028                                   74,335         70,852
   6.500% due 08/15/2028                                  350,044        347,272
   7.000% due 11/15/2028                                    9,000          9,296
   6.000% due 12/01/2028                                      639            642
   6.250% due 12/15/2028                                    1,762          1,712
   6.000% due 12/15/2028                                   11,672         11,116
   6.500% due 12/15/2028                                    7,449          7,212
   6.000% due 12/15/2028                                   11,995         11,194
   6.500% due 01/01/2029                                    1,877          1,925
   6.500% due 01/15/2029                                   10,411         10,383
   6.000% due 01/15/2029                                    3,484          3,105
   6.000% due 02/15/2029                                    4,071          3,755
   6.500% due 03/01/2029                                      555            569
   6.500% due 03/15/2029                                   26,551         25,384
   6.500% due 05/01/2029                                      814            834
   6.500% due 06/01/2029                                      306            314
   6.500% due 07/01/2029                                    1,549          1,586
   7.500% due 02/01/2030                                      834            868
   7.500% due 07/15/2030                                    1,000          1,081
   7.500% due 08/15/2030                                    2,784          2,947
   7.000% due 09/15/2030 (d)                               19,184         19,059
   4.140% due 09/15/2030                                    8,833          8,879
   7.000% due 10/15/2030                                   15,966         16,082
   7.500% due 10/15/2030                                   28,927         30,450
   4.090% due 11/15/2030 (d)                                1,128          1,130
   6.303% due 08/15/2032 (d)                               28,194         28,692
Fund America Investors Corp. II
   7.380% due 06/25/2023 (d)                                1,813          1,799
Gaston Oaks PLC
   6.930% due 01/01/2036                                    1,292          1,352
General Electric Capital Mortgage Services, Inc.
   6.000% due 02/25/2009                                      292            291
   6.750% due 12/25/2012                                    1,562          1,573
   6.500% due 09/25/2023                                    1,175          1,152
   6.500% due 12/25/2023                                    8,631          8,349
   6.500% due 01/25/2024                                    3,895          3,676
   6.500% due 03/25/2024                                   68,826         69,303
   6.500% due 04/25/2024                                   70,318         69,646
   8.625% due 11/25/2024                                      234            237
   7.250% due 05/25/2026                                    3,628          3,742
   7.500% due 06/25/2027                                   16,396         16,783
   7.500% due 07/25/2027                                    9,830         10,263
   7.000% due 10/25/2027                                   28,496         29,179
   7.000% due 11/25/2027                                   72,500         75,459
   6.750% due 05/25/2028                                   23,934         23,047
   6.650% due 05/25/2028                                    5,102          5,169
   6.750% due 06/25/2028                                   20,517         21,111
   6.550% due 06/25/2028                                   23,450         24,116
   6.600% due 06/25/2028                                    4,361          4,428
   6.750% due 06/25/2028                                      359            358
   6.750% due 10/25/2028                                   12,114         12,457
   6.250% due 12/25/2028                                   54,321         54,339
   6.500% due 12/25/2028                                   19,500         19,786
   6.750% due 05/25/2029                                   20,000         20,350
   6.500% due 05/25/2029                                    9,858          9,964
   6.000% due 07/25/2029                                   23,507         23,695
   6.250% due 07/25/2029                                  132,674        136,366
   5.950% due 07/25/2029                                   13,304         13,297
   6.500% due 07/25/2029                                   95,240         95,969
   7.250% due 08/25/2029                                    8,000          8,301
   7.000% due 09/25/2029                                   16,154         16,739
German American Capital Corp.
   4.305% due 07/01/2018 (d)                                7,855          7,737
GGP - Homart
   4.117% due 06/10/2003 (d)                                9,084          9,093
GMAC Commercial Mortgage Asset Corp.
   3.358% due 07/20/2002                                   15,103         15,103
GMAC Commercial Mortgage Securities, Inc.
   6.566% due 11/15/2007                                       85             90
   6.150% due 11/15/2007                                      204            213
   6.700% due 03/15/2008                                   29,732         31,373
   6.806% due 04/15/2008                                    1,000          1,046
   6.974% due 05/15/2008                                   26,539         28,445
   8.950% due 08/20/2017                                      420            462
   6.570% due 09/15/2033                                   44,643         47,061
   6.945% due 09/15/2033                                   25,060         26,715
GMAC Mortgage Corp. Loan Trust
   7.500% due 05/25/2030                                   12,000         12,643
   7.750% due 10/25/2030                                   14,713         14,798
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/2007                                    7,693          7,991
Government Lease Trust
   4.000% due 05/18/2011                                    3,000          2,487
Government National Mortgage Association
   6.250% due 06/20/2022                                   24,470         24,848
   7.250% due 12/16/2023                                    4,060          4,122
   8.000% due 05/16/2024                                       10             10
   7.000% due 02/20/2025                                    4,793          4,847
   7.000% due 10/20/2025                                    7,000          7,328
   7.000% due 03/20/2026                                      320            333
   6.000% due 03/20/2026                                    1,500          1,524
   4.130% due 06/16/2026 (d)                                  932            933
   7.000% due 08/20/2026                                       77             78
   7.500% due 07/16/2027                                   31,842         33,987
   7.000% due 12/20/2027                                    3,154          3,154
   6.500% due 04/20/2028                                   12,147         12,075
   6.750% due 06/20/2028                                   23,382         22,865
   6.500% due 06/20/2028                                   32,684         32,510
   7.250% due 07/16/2028                                       30             33
   6.500% due 07/20/2028                                   41,299         38,099
   6.500% due 09/20/2028                                   30,040         28,219
   6.500% due 01/20/2029                                   29,398         28,508
   7.000% due 02/16/2029                                    6,815          6,998
   8.000% due 03/20/2029                                    7,151          7,511
   6.500% due 03/20/2029                                   16,259         16,387
   6.000% due 05/20/2029                                   11,385         10,268
   7.000% due 01/16/2030                                    6,843          6,736
   7.500% due 01/20/2030                                      336            350
   3.988% due 02/16/2030 (d)                               31,776         31,971
   4.058% due 02/16/2030 (d)                               18,812         18,962
   4.088% due 02/16/2030 (d)                               34,649         34,784
   7.500% due 02/20/2030                                   18,301         19,072
   3.458% due 06/20/2030 (d)                               13,537         13,524

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 115

Total Return Fund
September 30, 2001 (Unaudited)

                                                    Principal
                                                       Amount          Value
                                                       (000s)         (000s)
----------------------------------------------------------------------------
     4.110% due 09/20/2030 (d)                      $   7,577      $   7,575
     7.500% due 09/20/2030                              5,321          5,722
     4.280% due 10/16/2030 (d)                         43,495         43,495
Greenwich Capital Acceptance, Inc.
     8.305% due 04/25/2022 (d)                            160            160
     7.795% due 10/25/2022 (d)                             11             11
     8.153% due 01/25/2023                                153            154
     7.181% due 04/25/2023 (d)                            945            944
     8.434% due 04/25/2024 (d)                            119            119
Guardian Savings & Loan Association
     7.116% due 09/25/2018 (d)                             56             56
G-Wing Ltd.
     6.776% due 05/06/2004 (d)                          6,200          6,200
Headlands Mortgage Securities, Inc.
     7.250% due 11/25/2012                              1,496          1,514
     7.155% due 12/25/2012                                544            554
     7.250% due 11/25/2027                             13,143         13,326
     7.000% due 02/25/2028                                145            145
Home Savings of America
     8.464% due 08/01/2006                                 28             30
     5.685% due 05/25/2027 (d)                          2,229          2,210
     7.042% due 08/20/2029 (d)                         19,350         19,537
Housing Securities, Inc.
     7.000% due 05/25/2008                              1,000          1,021
HVMLT
     7.470% due 08/19/2030                             22,975         23,554
ICI Funding Corp. Secured Assets Corp.
     7.250% due 09/25/2027                             18,068         18,483
     7.750% due 03/25/2028                              1,844          1,906
Impac CMB Trust
     4.113% due 07/25/2030 (d)                         40,083         40,171
     3.860% due 11/25/2031 (d)                         14,900         14,924
Impac Secured Assets CMN Owner Trust
     3.361% due 01/25/2030 (d)                          1,863          1,868
     4.280% due 10/25/2030 (d)                         33,140         33,241
Imperial CMB Trust
     6.650% due 11/25/2029                                767            791
Imperial Savings Association
     8.226% due 01/25/2017 (d)                             49             49
     8.839% due 07/25/2017 (d)                            202            201
Independent National Mortgage Corp.
     8.250% due 05/25/2010                                110            112
     6.650% due 10/25/2024                              2,147          2,164
     8.750% due 12/25/2024                                 28             28
     8.417% due 01/25/2025 (d)                             35             36
     6.319% due 07/25/2025 (d)                          4,245          4,248
     7.500% due 09/25/2025                                137            137
     6.930% due 05/25/2026                                 58             58
Indymac Adjustable Rate Mortgage Trust
     6.569% due 08/25/2031 (d)                         15,628         15,907
     6.490% due 09/25/2031 (d)                         99,000        103,300
     6.490% due 09/28/2031 (d)                         25,100         25,587
International Mortgage Acceptance Corp.
     12.250% due 03/01/2014                               224            262
J.P. Morgan Commercial Mortgage Finance Corp.
     8.228% due 02/25/2028                              1,615          1,758
     7.069% due 09/15/2029                                 65             69
     6.533% due 01/15/2030                             20,000         21,134
Kidder Peabody Acceptance Corp.
    10.431% due 09/25/2024 (d)                          1,731          1,749
LB Commercial Conduit Mortgage Trust
     6.330% due 11/18/2004                                 36             37
Lehman Large Loan Trust
     6.790% due 06/12/2004                                 54             56
Long Beach Mortgage Loan Trust
     8.396% due 01/20/2017 (d)                         40,699         46,081
LTC Commercial Corp.
     7.100% due 11/28/2012                              3,096          3,200
Mellon Residential Funding Corp.
     6.500% due 02/25/2028                             10,000         10,134
     6.350% due 06/25/2028                             22,000         22,465
     5.652% due 06/26/2028                              2,289          2,287
     6.600% due 06/26/2028                              7,660          7,831
     6.110% due 01/25/2029                             23,900         23,470
     6.580% due 07/25/2029 (d)                         55,565         58,881
     6.460% due 07/25/2029 (d)                          1,340          1,339
     6.570% due 07/25/2029 (d)                         44,000         44,549
Merrill Lynch Mortgage Investors, Inc.
     7.598% due 06/15/2021                                844            865
     7.856% due 06/15/2021 (d)                          3,800          3,936
     7.596% due 06/15/2021 (d)                          4,051          4,190
     7.039% due 06/15/2021                              1,773          1,846
     6.950% due 06/18/2029                             26,782         27,961
     5.650% due 12/15/2030                              7,279          7,503
Midland Realty Acceptance Corp.
     7.020% due 01/25/2029                             11,321         11,720
MLCC Mortgage Investors, Inc.
     3.875% due 09/15/2026 (d)                         14,512         14,527
Morgan Stanley Capital I
     6.440% due 11/15/2002                                 17             17
     5.990% due 03/15/2005                                 53             55
     6.860% due 05/15/2006 (d)                          1,430          1,505
     6.190% due 01/15/2007                             18,064         18,874
     6.160% due 04/03/2009                             12,348         12,873
     7.460% due 02/15/2020                              9,087          9,733
     4.035% due 07/25/2027 (d)                            306            305
     6.220% due 06/01/2030                                 65             68
     6.590% due 10/03/2030                              6,400          6,730
Morgan Stanley, Dean Witter & Co.
     3.818% due 10/15/2026 (d)                          2,601          2,586
Mortgage Capital Funding, Inc.
     7.800% due 04/15/2006                                500            546
     7.008% due 09/20/2006                             15,545         16,645
     6.001% due 11/18/2031                                 65             68
Mortgage Obligation Structured Trust
     7.700% due 10/25/2018                             24,453         24,688
NationsBanc Montgomery Funding Corp.
     6.750% due 06/25/2028                             10,000         10,279
     6.500% due 07/25/2028                             14,470         14,764
     6.750% due 08/25/2028                             20,009         20,146
     6.250% due 10/25/2028                              7,000          6,950
Nationslink Funding Corp.
     6.654% due 02/10/2006                             19,624         20,777
     4.198% due 04/10/2007 (d)                         16,763         16,770
Nomura Asset Acceptance Corp.
     7.000% due 02/19/2030                              2,097          2,225
Nomura Asset Securities Corp.
     8.271% due 05/25/2024 (d)                            464            475
     6.590% due 03/15/2030                                335            356
     7.120% due 04/13/2039                                460            497
Norwest Asset Securities Corp.
     6.750% due 12/25/2012                             12,829         13,313
     6.500% due 04/25/2013                             19,078         19,786
     6.500% due 06/25/2013                             12,313         12,755
     7.500% due 03/25/2027                             40,048         41,159
     6.750% due 09/25/2027                              2,055          2,073
     6.350% due 04/25/2028                                524            525
     6.750% due 05/25/2028                             40,707         41,417
     6.750% due 07/25/2028                             12,657         12,449
     6.250% due 08/25/2028                              2,334          2,352
     6.250% due 09/25/2028                                378            378
     6.750% due 10/25/2028                             38,008         39,183
     6.500% due 12/25/2028                             39,751         40,483
     6.500% due 01/25/2029                                393            395
     6.500% due 02/25/2029                             67,541         67,968
     5.950% due 04/25/2029                             74,651         75,095
     6.300% due 04/25/2029                              5,734          5,781
     6.200% due 04/25/2029                             77,385         78,632
     6.500% due 04/25/2029                             26,751         27,018
     6.250% due 05/25/2029                                427            434
     6.000% due 05/25/2029                             19,713         19,884
     6.500% due 06/25/2029                             46,178         47,002
     6.750% due 08/25/2029                                855            864
     6.500% due 10/25/2029                              1,960          1,972
     7.000% due 11/25/2029                             14,726         15,360
     7.250% due 02/25/2030                             19,756         20,744

116 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
-----------------------------------------------------------------------------
Norwest Integrated Structured Assets, Inc.
     7.000% due 09/25/2029                       $       3,658     $    3,752
Paine Webber Mortgage Acceptance Corp.
     6.000% due 04/25/2009                              11,951         12,158
Patten Mortgage Trust
     7.250% due 08/01/2011 (d)                             289            292
PHH Mortgage Services Corp.
     7.178% due 11/18/2027                                 941            974
PNC Mortgage Securities Corp.
     6.750% due 06/25/2016                               5,039          5,107
     7.000% due 10/25/2027                              35,623         36,175
     6.750% due 12/25/2027                               7,230          7,199
     7.000% due 02/25/2028                              25,301         26,303
     6.981% due 02/25/2028                               9,395          9,660
     6.500% due 02/25/2028                                  90             90
     6.625% due 03/25/2028                               1,274          1,281
     7.000% due 05/25/2028                               3,886          3,954
     6.750% due 07/25/2028                               3,527          3,628
     6.550% due 07/25/2028                              24,500         24,975
     6.750% due 09/25/2028                               3,996          4,111
     6.750% due 10/25/2028                              26,045         26,733
     6.750% due 12/25/2028                              21,709         22,231
     6.500% due 01/25/2029                                 993          1,008
     6.250% due 01/25/2029                               9,263          9,290
     6.300% due 03/25/2029                               9,989         10,036
     6.300% due 06/25/2029                              30,400         31,378
     6.200% due 06/25/2029                              42,230         43,359
     6.500% due 06/25/2029                              48,600         48,822
     7.000% due 06/25/2030                              11,303         11,672
     7.750% due 07/25/2030                              36,332         36,760
     4.263% due 12/25/2030 (d)                          26,036         26,076
     7.500% due 02/25/2031                              68,468         70,458
     7.500% due 05/25/2040 (d)                           2,111          2,148
PNC Mortgage Trust
     8.250% due 03/25/2030                              45,539         46,870
Prudential Home Mortgage Securities
     7.400% due 11/25/2007                               1,202          1,233
     7.000% due 01/25/2008                              23,860         24,501
     6.750% due 07/25/2008                                 836            848
     6.400% due 04/25/2009                                  97             97
     6.950% due 11/25/2022                                 222            226
     7.000% due 07/25/2023                               8,691          8,951
     6.750% due 10/25/2023                              10,166         10,121
     5.900% due 12/25/2023                               2,326          2,347
     6.500% due 01/25/2024                                 351            354
     6.050% due 04/25/2024                                 986            985
     6.800% due 05/25/2024                              11,608         12,158
     6.450% due 11/25/2025                               5,264          5,212
Prudential Securities Secured Financing Corp.
     6.074% due 01/15/2008                              11,349         11,841
Prudential-Bache Trust
     5.748% due 09/01/2018 (d)                             163            163
     8.400% due 03/20/2021                               4,724          4,970
PSB Financial Corp. II
    11.050% due 12/01/2015                                 335            346
Regal Trust IV
     6.926% due 09/29/2031 (d)                             915            919
Resecuritization Mortgage Trust
     3.830% due 04/26/2021 (d)                              29             29
     6.750% due 06/19/2028                              18,022         18,484
     6.500% due 04/19/2029                               3,298          3,383
Residential Accredit Loans, Inc.
     7.500% due 08/25/2027                              15,000         15,395
     7.000% due 02/25/2028                              41,115         42,803
     6.500% due 12/25/2028                                 400            406
     6.500% due 05/25/2029                               3,000          3,049
     6.750% due 06/25/2029                               1,149          1,163
     7.000% due 07/25/2029                                 318            323
     7.750% due 03/25/2030                               1,218          1,223
Residential Asset Securitization Trust
     7.375% due 03/25/2027                               5,142          5,282
     7.000% due 10/25/2027                              19,264         19,928
     7.000% due 01/25/2028                              20,000         20,869
     6.750% due 06/25/2028                              11,847         11,905
     6.500% due 12/25/2028                               1,250          1,281
     6.500% due 03/25/2029                              22,700         23,416
     8.000% due 02/25/2030                              35,020         35,984
     8.000% due 04/25/2030                               5,286          5,344
     4.505% due 09/25/2030 (d)                          11,878         11,953
Residential Funding Mortgage Securities, Inc.
     7.000% due 08/25/2008                               1,523          1,525
     7.500% due 09/25/2011                               7,522          7,667
     7.000% due 05/25/2012                               3,095          3,186
     6.500% due 12/25/2012                              18,179         18,683
     7.143% due 12/01/2018 (d)                           1,803          1,807
     7.750% due 09/25/2022                                 265            264
     8.000% due 01/25/2023                               1,781          1,782
     8.000% due 02/25/2023                               6,323          6,365
     6.500% due 11/25/2023                               1,660          1,680
     7.500% due 09/25/2025                               4,609          4,623
     7.500% due 12/25/2025                                 901            931
     7.750% due 11/25/2026                               9,000          9,366
     7.500% due 04/25/2027                               4,579          4,679
     7.500% due 06/25/2027                              40,537         41,327
     7.500% due 07/25/2027                              24,748         25,451
     7.250% due 08/25/2027                              15,349         15,728
     7.250% due 10/25/2027                              26,561         27,310
     7.000% due 11/25/2027                              17,000         17,665
     6.750% due 02/25/2028                              29,709         30,457
     6.750% due 05/25/2028                              60,741         62,926
     6.750% due 06/25/2028                              62,987         63,727
     6.750% due 07/25/2028                              13,292         13,720
     6.750% due 08/25/2028                              35,000         35,733
     6.750% due 09/25/2028                              66,493         68,373
     6.500% due 10/25/2028                              52,000         52,797
     6.250% due 11/25/2028                               3,000          3,001
     6.500% due 12/25/2028                              23,400         23,685
     6.500% due 01/25/2029                              72,314         72,917
     6.500% due 03/25/2029                              27,960         28,336
     6.200% due 05/25/2029                              16,322         16,333
     6.500% due 06/25/2029                              11,964         11,385
     6.750% due 07/25/2029                              22,600         23,306
     7.000% due 10/25/2029                              25,260         26,286
     7.500% due 11/25/2029                              12,338         12,808
     7.750% due 10/25/2030                               9,637          9,792
     7.500% due 11/25/2030                              95,303         96,940
     6.329% due 06/25/2031                              64,784         65,674
Resolution Trust Corp.
     5.530% due 10/25/2021 (d)                             100            101
    11.060% due 10/25/2021                                  44             46
     8.625% due 10/25/2021                                  98             98
     8.127% due 10/25/2021 (d)                             108            107
     8.784% due 05/25/2022 (d)                           1,009          1,037
     6.090% due 08/25/2023 (d)                           1,442          1,457
     8.835% due 12/25/2023                               3,094          3,090
     8.000% due 04/25/2025                                 152            151
     8.000% due 06/25/2026                                 245            244
     7.200% due 10/25/2028 (d)                          10,872         10,856
     7.598% due 10/25/2028 (d)                           3,861          3,890
     7.692% due 05/25/2029 (d)                           2,158          2,225
     7.582% due 05/25/2029 (d)                           2,006          2,086
     6.840% due 05/25/2029 (d)                           2,558          2,546
RMF Commercial Mortgage Securities, Inc.
     6.715% due 01/15/2019 (d)                             235            244
Ryan Mortgage Acceptance Corp. IV
     9.450% due 10/01/2016                                  62             68
Ryland Acceptance Corp.
    11.500% due 12/25/2016                                  71             78
Ryland Mortgage Securities Corp.
     8.200% due 06/25/2021                                  34             34
     8.159% due 08/25/2022 (d)                           1,429          1,428
     7.899% due 08/25/2029 (d)                           1,000          1,034
     6.993% due 10/25/2031 (d)                             937            938
    14.000% due 11/25/2031                                 617            625
SACO I, Inc.
     7.411% due 07/25/2030                                 136            136
     8.072% due 07/25/2030                               7,791          7,994
     4.010% due 09/25/2040 (d)                             383            383

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 117

Total Return Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII
    8.224% due 11/25/2022 (d)                        $       275    $      278
    7.295% due 09/25/2023                                  4,474         4,573
    7.591% due 10/25/2023 (d)                                107           108
    7.932% due 03/25/2024 (d)                                216           219
    8.449% due 07/01/2024 (d)                              3,142         3,193
    8.375% due 09/25/2024 (d)                                147           147
    8.153% due 10/25/2024 (d)                                239           243
    4.133% due 04/25/2029 (d)                              6,109         6,126
    4.173% due 04/25/2029 (d)                              2,662         2,672
    4.093% due 06/25/2029 (d)                             19,306        19,293
    4.193% due 09/25/2029 (d)                                200           200
    7.601% due 12/25/2030                                 60,609        61,576
Santa Barbara Savings & Loan Association
    9.500% due 11/20/2018                                  1,604         1,665
Sasco Floating Rate Commercial Mortgage Trust
    6.500% due 10/25/2031 (d)                            155,200       157,189
Saxon Mortgage Securities Corp.
    6.250% due 04/25/2009                                  1,401         1,419
    7.375% due 09/25/2023                                  6,372         6,561
    6.500% due 02/25/2024                                  1,066         1,069
Sears Mortgage Securities
   12.000% due 02/25/2014                                    440           462
    6.113% due 11/25/2021 (d)                                380           394
    7.431% due 10/25/2022 (d)                              1,460         1,477
    9.572% due 12/25/2028                                    244           243
Securitized Asset Sales, Inc.
    8.108% due 06/25/2023 (d)                                215           217
    7.410% due 09/25/2024 (d)                              8,612         8,758
Security Pacific National Bank
    6.871% due 03/25/2018 (d)                                 72            74
    7.430% due 09/25/2019 (d)                                381           395
Sequoia Mortgage Trust
    6.462% due 10/25/2024 (d)                             46,944        47,563
    6.350% due 09/25/2025 (d)                              4,014         4,076
Small Business Investment Cos.
    7.540% due 08/10/2009                                 91,241       100,414
    8.017% due 02/10/2010                                107,593       121,047
    7.640% due 03/10/2010                                 71,485        78,803
    7.452% due 09/01/2010                                 15,860        17,290
Starwood Asset Receivables Trust
    5.350% due 09/25/2022 (d)                                922           923
Starwood Commercial Mortgage Trust
    6.600% due 02/03/2009                                 10,507        11,138
Structured Asset Mortgage Investments, Inc.
    6.750% due 03/25/2028                                 22,137        22,420
    6.904% due 06/25/2028 (d)                             34,281        34,932
    6.250% due 11/25/2028                                 14,878        14,832
    6.750% due 01/25/2029                                 10,000        10,277
    6.300% due 05/25/2029                                 16,147        16,260
    6.577% due 06/25/2029 (d)                             27,446        28,214
    7.250% due 07/25/2029                                 12,616        12,735
    7.205% due 02/25/2030 (d)                                740           751
    6.750% due 05/02/2030                                 25,000        24,896
Structured Asset Notes Transactions Ltd.
    6.650% due 08/30/2005 (d)                             15,126        15,434
Structured Asset Securities Corp.
    7.000% due 02/25/2016                                 24,738        25,321
    7.500% due 07/25/2016                                 53,121        54,718
    7.000% due 12/25/2027                                 51,500        53,447
    7.750% due 02/25/2028                                  3,940         4,147
    3.411% due 02/25/2030 (d)                              1,167         1,170
    4.405% due 11/25/2030 (d)                             28,001        27,833
    4.243% due 05/25/2031 (d)                             18,601        18,536
Structured Mortgage Asset Residential Trust
    7.584% due 07/25/2024                                    178           186
Superannuation Members Home Loans Global Fund
    4.140% due 06/15/2026 (d)                             20,900        20,920
TMA Mortgage Funding Trust
    3.041% due 01/25/2029 (d)                             29,285        29,285
Torrens Trust
    3.750% due 07/15/2031 (d)                              9,833         9,833
Union Planters Mortgage Finance Corp.
    6.750% due 01/25/2028                                  4,000         4,059
    6.800% due 01/25/2028                                 15,000        15,730
United Mortgage Securities Corp.
    7.253% due 06/25/2032                                 16,082        15,869
    7.269% due 09/25/2033 (d)                                891           874
Vendee Mortgage Trust
    7.500% due 08/15/2017                                     71            71
    7.750% due 05/15/2018                                    387           397
    6.500% due 05/15/2020                                 30,510        31,687
    7.750% due 05/15/2022                                    315           343
    6.837% due 01/15/2030                                 14,880        15,538
Washington Mutual, Inc.
    3.954% due 07/26/2003 (d)                             43,188        43,188
    7.500% due 11/19/2029                                    600           624
    6.014% due 10/19/2039                                  3,000         3,109
    6.394% due 10/19/2039                                143,394       148,786
    6.604% due 10/19/2039 (d)                             90,270        90,982
    7.371% due 12/25/2040 (d)                             31,514        31,624
    7.176% due 01/25/2041 (d)                             91,163        91,597
Wells Fargo Mortgage-Backed Securities Trust
    7.500% due 01/25/2031                                  5,223         5,335
    6.660% due 10/25/2031 (d)                             39,390        40,146
Western Federal Savings & Loan Association
    7.997% due 06/25/2021 (d)                              1,756         1,762
                                                                    ----------
                                                                    11,451,379
                                                                    ==========
Fannie Mae 1.7%
    5.500% due 01/01/2004-12/01/2030 (k)                  22,284        21,714
    5.909% due 09/01/2017 (d)                              4,169         4,195
    6.000% due 11/01/2003-07/01/2031 (d)(k)              151,285       151,258
    6.090% due 12/01/2008                                     48            50
    6.199% due 04/01/2027 (d)                                 72            74
    6.206% due 09/01/2024 (d)                              1,199         1,227
    6.210% due 08/01/2010                                 50,536        52,699
    6.219% due 09/01/2024 (d)                              1,382         1,406
    6.247% due 09/01/2029 (d)                                532           549
    6.255% due 09/01/2013                                 64,000        65,763
    6.297% due 10/01/2040 (d)                             17,034        17,398
    6.320% due 10/01/2013                                  4,280         4,487
    6.420% due 12/01/2007                                    150           159
    6.498% due 10/01/2040 (d)                             18,377        18,412
    6.500% due 04/01/2003-06/01/2031 (k)                  28,305        29,032
    6.502% due 10/01/2030 (d)                             23,625        24,130
    6.550% due 01/01/2008                                    941         1,004
    6.555% due 08/01/2028                                  2,223         2,240
    6.566% due 04/01/2026 (d)                                873           901
    6.626% due 12/01/2027 (d)                              5,533         5,739
    6.663% due 01/01/2018 (d)                              1,012         1,040
    6.671% due 08/01/2027 (d)                             25,681        26,239
    6.723% due 05/01/2030 (d)                                190           195
    6.730% due 11/01/2007                                  1,127         1,212
    6.750% due 08/01/2003                                    101           102
    6.847% due 07/01/2003                                     61            62
    6.883% due 06/01/2024 (d)                                544           560
    6.899% due 07/01/2024 (d)                              3,070         3,151
    6.925% due 10/01/2027 (d)                              3,495         3,593
    6.977% due 11/01/2025 (d)                                346           357
    6.982% due 06/01/2007                                    458           496
    7.000% due 07/01/2003-09/01/2031 (k)                  87,987        90,801
    7.001% due 05/01/2024 (d)                              1,606         1,628
    7.103% due 09/01/2022 (d)                                703           726
    7.107% due 06/01/2023 (d)                              1,069         1,099
    7.192% due 05/01/2026 (d)                                350           357
    7.209% due 10/01/2024 (d)                                235           241
    7.240% due 11/01/2025 (d)                              2,458         2,504
    7.250% due 05/01/2002-01/01/2023 (k)                   9,414         9,643
    7.265% due 02/01/2028 (d)                                705           727
    7.324% due 05/01/2025 (d)                              1,999         2,048
    7.350% due 09/01/2027 (d)                              1,092         1,122
    7.370% due 11/01/2025 (d)                                894           916
    7.385% due 09/01/2022 (d)                                594           608
    7.425% due 06/01/2030 (d)                             30,477        31,683
    7.460% due 08/01/2029                                  3,925         4,297
    7.474% due 05/01/2023 (d)                              1,886         1,927
    7.496% due 08/01/2026 (d)                              1,232         1,264
    7.500% due 10/01/2002-05/01/2031 (k)                  19,333        20,357
    7.505% due 04/01/2027 (d)                                408           418

118 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
------------------------------------------------------------------------------
     7.598% due 07/01/2019 (d)                     $        554       $    568
     7.663% due 09/01/2025 (d)                              739            747
     7.710% due 11/01/2025 (d)                            1,395          1,426
     7.717% due 03/01/2025 (d)                            2,059          2,109
     7.750% due 06/01/2009                                  135            142
     7.780% due 01/01/2018                                2,220          2,559
     7.791% due 08/01/2027 (d)                              705            731
     7.850% due 07/01/2018                                6,658          7,532
     7.886% due 01/01/2026 (d)                              712            733
     7.900% due 08/01/2023 (d)                              351            373
     7.903% due 05/01/2022 (d)                              419            419
     7.920% due 03/01/2018                                2,734          3,188
     7.980% due 05/01/2030                                6,652          7,012
     7.995% due 10/01/2024 (d)                              896            921
     8.000% due 04/01/2002-06/01/2031 (d)(k)            156,767        164,523
     8.038% due 10/01/2023 (d)                              690            727
     8.060% due 04/01/2030                                1,847          1,948
     8.080% due 04/01/2030                                1,011          1,067
     8.200% due 12/01/2023 (d)                              587            591
     8.250% due 10/01/2008-03/01/2030 (k)                 2,116          2,404
     8.252% due 03/01/2026 (d)                            1,001          1,036
     8.261% due 01/01/2024 (d)                              368            378
     8.315% due 01/01/2024 (d)                              288            297
     8.342% due 02/01/2026 (d)                              390            403
     8.361% due 01/01/2024 (d)                              940            966
     8.381% due 11/01/2023 (d)                              418            429
     8.401% due 12/01/2023 (d)                              129            132
     8.406% due 10/01/2023 (d)                              216            221
     8.425% due 09/01/2023 (d)                            1,594          1,607
     8.429% due 12/01/2023 (d)                              717            741
     8.490% due 06/01/2025                                  986          1,054
     8.500% due 11/01/2001-09/01/2030 (k)                 6,416          6,847
     8.585% due 01/01/2024 (d)                               61             63
     8.664% due 11/01/2023 (d)                              130            135
     9.000% due 10/01/2004-12/01/2027 (k)                 7,750          8,476
     9.500% due 12/01/2006-07/01/2026 (k)                 7,043          7,644
     9.750% due 11/01/2008                                   40             44
    10.000% due 09/01/2003-05/01/2022 (k)                 1,337          1,478
    10.500% due 11/01/2013-04/01/2022 (k)                   491            544
    10.750% due 03/01/2014                                   23             25
    11.000% due 11/01/2013-11/01/2020 (k)                   224            252
    11.500% due 08/20/2016-11/01/2019 (k)                    65             74
    12.000% due 05/01/2016                                    7              8
    12.500% due 10/01/2015                                   25             29
    13.000% due 09/01/2013                                   21             25
    13.250% due 09/01/2011                                   10             12
    14.500% due 11/01/2011-01/01/2013 (k)                    25             30
    14.750% due 08/01/2012                                  129            157
    15.000% due 10/01/2012                                   72             88
    15.500% due 10/01/2012-12/01/2012 (k)                    14             16
    15.750% due 12/01/2011-08/01/2012 (k)                    79             97
    16.000% due 09/01/2012                                   89            108
                                                                      --------
                                                                       844,946
                                                                      ========
Federal Housing Administration 1.0%
     6.000% due 03/20/2028                                4,195          4,190
     6.750% due 07/15/2031                                1,444          1,527
     6.755% due 03/01/2041                               16,168         16,259
     6.780% due 07/25/2040                                7,619          7,881
     6.790% due 05/01/2039                               10,781         10,619
     6.830% due 12/01/2039                                3,497          3,644
     6.875% due 11/01/2015                                3,153          3,177
     6.880% due 10/01/2040-02/01/2041 (k)                21,659         21,766
     6.896% due 07/01/2020                               21,770         21,732
     6.900% due 12/01/2040                               22,769         23,861
     6.930% due 07/01/2014-01/01/2036 (k)                20,950         21,947
     6.961% due 05/01/2016                                7,480          7,500
     7.050% due 03/25/2040                                4,517          4,773
     7.110% due 05/01/2019                                4,375          4,445
     7.125% due 03/01/2034                                4,382          4,425
     7.150% due 01/25/2029                                9,519          9,627
     7.211% due 12/01/2021                                2,632          2,619
     7.250% due 06/01/2040                                8,263          9,034
     7.310% due 06/01/2041                               23,622         25,147
     7.315% due 08/01/2019                               29,805         30,629
     7.350% due 11/01/2020-11/01/2022 (k)                 9,908         10,092
     7.375% due 02/01/2018-01/01/2024 (k)                16,177         16,590
     7.400% due 01/25/2020-02/01/2021 (k)                14,898         15,257
     7.430% due 12/01/2016-06/25/2024 (k)               102,117        103,687
     7.450% due 12/01/2021-10/01/2023 (k)                15,777         16,047
     7.460% due 01/01/2023                                2,210          2,251
     7.465% due 11/01/2019                               27,380         27,971
     7.500% due 03/01/2032-03/31/2032 (k)                 3,370          3,539
     7.580% due 12/01/2040                                7,413          7,644
     7.630% due 08/01/2041                               17,747         18,966
     7.650% due 11/01/2018                                  134            139
     7.750% due 11/15/2039                                  579            641
     7.780% due 11/01/2040                                7,405          7,737
     7.880% due 03/01/2041                               13,423         14,293
     7.930% due 05/01/2016                                1,850          1,937
     8.250% due 10/29/2023-01/01/2041 (k)                 9,438         10,007
     8.378% due 11/07/2012                                  233            248
                                                                      --------
                                                                       491,848
                                                                      ========
Freddie Mac 0.9%
     5.000% due 12/15/2020                                  198            200
     5.500% due 10/01/2008-10/14/2029 (k)                 3,600          3,568
     5.625% due 06/01/2017 (d)                               14             14
     6.000% due 01/01/2011-10/16/2030 (d)(k)            195,713        195,840
     6.250% due 04/01/2017 (d)                               26             27
     6.408% due 06/01/2024 (d)                            1,399          1,450
     6.500% due 11/01/2002-07/01/2029 (k)                 9,151          9,480
     6.503% due 08/01/2023 (d)                              573            580
     6.531% due 11/01/2026 (d)                            4,396          4,411
     6.545% due 08/01/2024 (d)                              166            171
     6.571% due 09/01/2023 (d)                            1,381          1,391
     6.592% due 12/01/2026 (d)                            4,644          4,744
     6.606% due 07/01/2022 (d)                              580            596
     6.632% due 07/01/2023 (d)                              407            413
     6.638% due 08/01/2023 (d)                              229            230
     6.713% due 08/01/2023 (d)                            3,599          3,647
     6.755% due 11/01/2028 (d)                           15,623         16,166
     6.775% due 11/01/2003                                   46             45
     6.834% due 06/01/2022 (d)                              869            884
     6.886% due 07/01/2025 (d)                            4,994          5,082
     6.896% due 10/01/2023 (d)                              831            858
     6.946% due 05/01/2023 (d)                              515            530
     7.000% due 10/01/2002-12/01/2030 (k)                53,294         55,275
     7.233% due 09/01/2023 (d)                            6,155          6,258
     7.250% due 11/01/2008                                  125            130
     7.252% due 07/01/2024 (d)                            1,098          1,126
     7.258% due 09/01/2027 (d)                            1,898          2,002
     7.439% due 08/01/2023 (d)                                6              6
     7.446% due 07/01/2023 (d)                            1,223          1,226
     7.481% due 10/01/2023 (d)                               77             76
     7.500% due 09/01/2003-02/01/2031 (k)                14,173         14,716
     7.550% due 01/01/2020 (d)                              199            204
     7.566% due 05/01/2023 (d)                              600            616
     7.580% due 05/01/2023 (d)                            1,033          1,080
     7.598% due 06/01/2024 (d)                            2,060          2,113
     7.616% due 12/01/2022 (d)                              208            213
     7.621% due 09/01/2023 (d)                              831            829
     7.645% due 05/01/2025                                2,653          2,920
     7.688% due 04/01/2023 (d)                              213            223
     7.804% due 07/01/2030 (d)                           73,771         78,531
     7.835% due 08/01/2023 (d)                            6,160          6,328
     7.853% due 09/01/2023 (d)                              849            868
     7.856% due 11/01/2023 (d)                              252            252
     7.875% due 09/01/2018 (d)                              478            489
     7.980% due 11/01/2023 (d)                               38             38
     7.983% due 10/01/2023 (d)                              856            861
     8.000% due 01/01/2002-03/01/2030 (k)                 5,682          5,954
     8.111% due 11/01/2023 (d)                              256            258
     8.156% due 06/01/2022 (d)                              290            299
     8.172% due 04/01/2029 (d)                              841            866
     8.200% due 04/01/2024 (d)                            4,840          4,955
     8.243% due 10/01/2023 (d)                            1,175          1,201
     8.250% due 12/01/2002-01/01/2019 (d)(k)                170            175
     8.329% due 10/01/2023 (d)                              520            531
     8.365% due 11/01/2023 (d)                               73             74

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 119

Total Return Fund
September 30, 2001 (Unaudited)

                                                     Principal
                                                        Amount         Value
                                                        (000s)        (000s)
----------------------------------------------------------------------------
     8.459% due 01/01/2024 (d)                     $       311   $       319
     8.465% due 01/01/2024 (d)                             267           277
     8.500% due 10/01/2001-06/01/2030 (k)                3,771         3,998
     8.664% due 12/01/2023 (d)                             917           948
     8.750% due 01/01/2007-12/01/2010 (k)                   44            47
     9.000% due 01/01/2002-07/01/2030 (k)                  783           838
     9.250% due 06/01/2009-11/01/2013 (k)                   64            69
     9.500% due 06/01/2002-12/01/2022 (k)                1,097         1,196
     9.750% due 11/01/2004-05/01/2009 (k)                   30            33
    10.000% due 06/01/2004-03/01/2021 (k)                  648           701
    10.250% due 04/01/2009-05/01/2009 (k)                  866           946
    10.500% due 10/01/2017-01/01/2021 (k)                  289           326
    10.750% due 09/01/2010                                  32            35
    11.000% due 11/01/2009-05/01/2020 (k)                  519           581
    11.250% due 10/01/2009-09/01/2015 (k)                   17            19
    11.500% due 01/01/2018                                  52            58
    12.500% due 12/01/2012                                  13            15
    13.250% due 10/01/2013                                  77            90
    14.000% due 04/01/2016                                  15            18
    15.500% due 08/01/2011-11/01/2011 (k)                   10            13
    16.250% due 05/01/2011                                   1             2
                                                                 -----------
                                                                     451,549
                                                                 ===========
Government National Mortgage Association 46.1%
     5.000% due 06/20/2022-06/20/2026 (d)(k)               778           794
     5.500% due 05/20/2028-10/23/2030 (d)(k)            28,461        28,127
     5.650% due 10/15/2012                                  10            10
     5.875% due 02/20/2016 (d)                             157           159
     6.000% due 10/15/2008-07/15/2031 (d)(k)         3,039,696     3,056,297
     6.375% due 05/20/2017-01/20/2028 (d)(k)           402,597       411,397
     6.500% due 10/15/2008-09/15/2040 (d)(k)        11,402,794    11,666,216
     6.625% due 01/15/2040                               9,563        10,044
     6.670% due 08/15/2040                                 957         1,002
     6.750% due 01/15/2002-08/20/2026 (d)(k)            18,237        18,612
     6.800% due 05/15/2040                               2,981         3,149
     6.820% due 04/15/2040                              16,890        17,884
     6.875% due 04/20/2023-02/15/2040 (d)(k)             1,207         1,275
     7.000% due 10/15/2003-01/03/2041 (d)(k)         1,329,966     1,378,337
     7.125% due 10/20/2019-11/20/2027 (d)(k)            19,604        20,256
     7.250% due 08/20/2024 (d)                             279           284
     7.375% due 06/20/2021-05/20/2028 (d)(k)            26,028        26,550
     7.500% due 01/15/2003-01/15/2041 (k)            2,910,571     3,038,932
     7.625% due 12/20/2015-12/20/2027 (d)(k)           239,756       247,371
     7.700% due 03/15/2041                               6,741         6,888
     7.750% due 01/15/2002-09/20/2027 (d)(k)           301,478       310,770
     8.000% due 08/15/2005-10/22/2031 (d)(k)         1,857,680     1,952,959
     8.125% due 05/15/2041                               3,673         4,023
     8.250% due 07/15/2002-08/20/2027 (d)(k)             1,023         1,094
     8.500% due 03/20/2006-10/22/2031 (d)(k)            73,291        77,574
     8.750% due 03/15/2007-07/20/2025 (d)(k)               254           269
     9.000% due 12/15/2001-07/20/2022 (k)                5,195         5,666
     9.250% due 07/15/2003-12/20/2016 (k)                  112           120
     9.500% due 12/15/2003-07/15/2025 (k)                4,886         5,414
     9.750% due 09/15/2002-07/15/2004 (k)                   43            46
    10.000% due 08/20/2004-02/15/2025 (k)                4,307         4,832
    10.250% due 02/20/2019                                  22            25
    10.500% due 06/15/2004-09/15/2021 (k)                  533           603
    11.000% due 05/15/2004-04/20/2019 (k)                  262           290
    11.250% due 12/20/2015                                  29            33
    11.500% due 10/15/2010-10/15/2015 (k)                   81            93
    12.000% due 11/15/2012-05/15/2016 (k)                  438           515
    12.500% due 01/15/2011                                   1             1
    13.000% due 12/15/2012-10/15/2014 (k)                   16            20
    13.250% due 10/20/2014                                  19            23
    13.500% due 10/15/2012-09/15/2014 (k)                   69            84
    15.000% due 02/15/2012-10/15/2012 (k)                   89           109
    16.000% due 10/15/2011-05/15/2012 (k)                  134           162
    17.000% due 11/15/2011-12/15/2011 (k)                   54            66
                                                                 -----------
                                                                  22,298,375
                                                                 ===========
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
     7.200% due 07/25/2024                                 152             5
     7.500% due 08/25/2024                                 823            39
Chase Mortgage Finance Corp. (IO)
     9.000% due 08/25/2023                                  98             1
Fannie Mae (IO)
     6.500% due 05/25/2005                                 466            34
     6.500% due 07/25/2006                                 102             1
   727.220% due 09/25/2006                                   1             2
     6.500% due 02/25/2007                                 472            12
     6.500% due 07/25/2007                                  68             1
     6.500% due 09/25/2007                                 655            21
     6.500% due 10/25/2007                                 173             5
     6.500% due 09/25/2008                                 818            66
     0.950% due 03/25/2009 (d)                          22,619           418
     6.500% due 07/25/2018                                 316             9
     6.500% due 08/25/2020                               1,497            63
     7.500% due 04/25/2021                               1,108           105
   903.213% due 08/25/2021                                   4            78
     0.950% due 11/25/2021 (d)                          15,968           233
  1000.000% due 04/25/2022                                   2            44
     6.500% due 10/25/2022                                  69             6
     6.500% due 01/25/2023                               3,026           394
     3.663% due 02/25/2023 (d)                           9,344           803
     8.000% due 08/18/2027                                 207            38
Fannie Mae (PO)
     0.000% due 09/01/2007                                 504           470
     0.000% due 08/25/2023                                 266           228
Freddie Mac (IO)
  1182.580% due 08/15/2007                                   7           125
     5.750% due 09/15/2007 (d)                           3,765           395
     6.000% due 10/15/2007                                 102             5
     6.000% due 01/15/2008                                  30             1
     5.428% due 02/15/2008 (d)                             397            33
     7.000% due 08/15/2008                               2,036           196
     6.400% due 10/15/2008                                  34             4
     6.500% due 11/15/2008                               1,127           152
     7.000% due 04/15/2018                                  65             0
     6.500% due 10/15/2018                                 131             2
   884.500% due 01/15/2021                                   1            15
  1007.500% due 02/15/2022                                   2            45
     9.000% due 05/15/2022                                  72            13
     7.000% due 06/15/2023                               2,446           266
     7.000% due 06/15/2023                               3,700           500
     6.500% due 09/15/2023                                 187            21
Paine Webber CMO Trust (IO)
  1359.500% due 08/01/2019                                   1            24
Prudential Home Mortgage Securities (IO)
  1007.070% due 10/25/2023                                   2            17
Vendee Mortgage Trust (IO)
     0.542% due 06/15/2023 (d)                         130,232         2,383
                                                                 -----------
                                                                       7,273
                                                                 -----------
Total Mortgage-Backed Securities                                  35,545,370
                                                                 ===========
(Cost $34,860,503)

   ASSET-BACKED SECURITIES 5.7%

Aames Mortgage Trust
     3.848% due 06/15/2027                                 437           438
     7.589% due 10/15/2029                                 143           153
     4.439% due 11/25/2030 (d)                          37,221        37,329
ABFS Equipment Contract Trust
     6.100% due 10/15/2005                                  34            33
ABSC Long Beach Home Equity Loan Trust
     4.684% due 07/21/2030 (d)                             375           376
     4.344% due 08/21/2030 (d)                         106,327       106,455
Accredited Mortgage Loan Trust
     4.149% due 02/25/2030 (d)                          35,942        36,026
Ace Securities Corp.
     4.409% due 11/25/2028 (d)                             737           739
Advanta Mortgage Loan Trust
     4.325% due 05/25/2027 (d)                             667           665
     4.205% due 08/25/2029 (d)                           1,927         1,935
     4.464% due 11/25/2029 (d)                           1,365         1,366
     8.250% due 08/25/2030                               7,954         8,649
Advanta Revolving Home Equity Loan Trust
     4.175% due 01/25/2024 (d)                          17,850        17,913
     4.339% due 08/25/2024 (d)                          16,659        16,659
     4.339% due 02/25/2025 (d)                          10,049        10,056

120 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
Aerco Ltd.
   4.573% due 07/15/2025 (d)                           $  38,200   $     38,259
AESOP Funding II LLC
   3.308% due 11/20/2006 (d)                              15,500         15,418
AFC Home Equity Loan Trust
   2.961% due 06/25/2030 (d)                               2,316          2,320
   4.085% due 01/25/2031 (d)                                 535            534
American Express Master Trust
   7.850% due 08/15/2005                                     220            243
American Stores Co.
   4.625% due 08/30/2004                                  20,000         19,776
Americredit Automobile Receivable Trust
   5.780% due 05/12/2003                                  23,014         23,107
   4.340% due 09/05/2006 (d)                              15,000         15,039
Ameriquest Mortgage Securities, Inc.
   3.788% due 07/15/2003 (d)                              29,348         29,415
   3.960% due 06/15/2030 (d)                               9,213          9,238
Amresco Residential Securities Mortgage Loan Trust
   2.851% due 07/25/2027 (d)                                   1              1
Arcadia Automobile Receivables Trust
   6.300% due 07/15/2003                                  10,539         10,613
   6.900% due 12/15/2003                                  13,262         13,478
Argentina Funding Corp.
   3.318% due 05/20/2003 (d)                               5,000          5,008
Asset Backed Securities Home Equity Corp.
   3.748% due 06/15/2031 (d)                              26,949         26,994
Bank One Heloc Trust
   3.870% due 04/20/2020 (d)                              29,708         29,734
Bay View Auto Trust
   7.640% due 11/25/2010                                     310            328
Bayview Financial Acquisition Trust
   4.639% due 02/25/2029 (d)                               3,663          3,674
   4.689% due 11/25/2029 (d)                               8,837          8,873
   4.469% due 02/25/2030 (d)                              18,328         18,343
   4.479% due 07/25/2030 (d)                              56,031         56,031
   4.469% due 11/25/2030 (d)                              43,360         43,523
   2.941% due 07/25/2031 (d)                              35,296         35,236
Bayview Financial Asset Trust
   4.193% due 04/25/2031 (d)                              95,301         95,376
Bear Stearn Asset Backed Securities
   3.900% due 10/25/2034 (d)                               2,443          2,449
BMCA Receivables Master Trust
   4.304% due 09/20/2002 (d)                              15,000         15,000
Brazos Student Loan Finance Co.
   4.550% due 06/01/2023 (d)                              55,700         55,592
   4.030% due 12/01/2025 (d)                              32,895         32,754
Capital Asset Research Funding LP
   6.400% due 12/15/2004                                     192            192
   5.905% due 12/15/2005                                     687            685
Captec Franchise Trust
   7.892% due 10/15/2010                                   1,241          1,221
Champion Home Equity Loan Trust
   4.095% due 03/25/2029 (d)                               3,539          3,540
   4.193% due 09/25/2029                                  20,097         20,134
Charming Shoppes Master Trust
   4.280% due 08/15/2008 (d)                                 250            251
Chase Credit Card Master Trust
   6.660% due 01/15/2007                                   1,390          1,491
Chase Funding Mortgage Loan Asset-Backed Certificates
   4.309% due 10/25/2030 (d)                              46,432         46,388
Cityscape Home Equity Loan Trust
   7.650% due 09/25/2025                                     180            191
Community Program Loan Trust
   4.500% due 10/01/2018                                  22,076         21,524
   4.500% due 04/01/2029                                  26,000         22,230
Compucredit Credit Card Master Trust
   3.708% due 03/15/2007 (d)                              16,000         15,995
Conseco Finance
   7.520% due 05/15/2014                                   6,468          6,518
   7.800% due 05/15/2020                                     175            190
   3.858% due 10/15/2031 (d)                              19,187         19,257
Conseco Finance Home Loan Trust
   6.980% due 06/15/2011                                   3,582          3,613
   8.080% due 02/15/2022                                  20,300         21,522
Conseco Finance Lease LLC
   7.250% due 04/20/2003                                  10,820         10,919
Conseco Finance Securitizations Corp.
   8.850% due 12/01/2031                                  20,000         23,825
   7.970% due 05/01/2032                                  25,600         28,171
   8.310% due 05/01/2032                                  48,800         53,162
   7.180% due 05/01/2032                                  11,857         12,033
Contimortgage Home Equity Loan Trust
   6.770% due 01/25/2018                                  26,209         26,425
   6.990% due 03/15/2021                                     256            263
   6.930% due 11/25/2022                                  36,800         37,885
   7.220% due 01/15/2028                                      80             84
   3.780% due 06/15/2028 (d)                               1,117          1,116
   3.698% due 08/15/2028 (d)                                 443            444
CPS Auto Trust
   6.000% due 08/15/2003                                      34             34
Cross Country Master Credit Card Trust II
   3.988% due 06/15/2006 (d)                               4,600          4,635
CS First Boston Mortgage Securities Corp.
   6.750% due 09/25/2028                                   6,960          7,164
   3.930% due 08/25/2031 (d)                               4,700          4,700
Delta Funding Home Equity Loan Trust
   5.950% due 10/15/2012                                      36             36
   3.898% due 09/15/2029 (d)                               7,647          7,683
   3.808% due 06/15/2030 (d)                              25,245         25,262
Denver Arena Trust
   6.940% due 11/15/2019                                   2,808          2,928
Discover Card Master Trust I
   6.850% due 07/17/2007                                     960          1,036
   4.015% due 10/16/2013 (d)                                 400            404
Duck Auto Grantor Trust
   5.650% due 03/15/2004                                     801            802
   6.450% due 04/15/2004                                     221            221
   7.260% due 05/15/2005                                  19,653         19,606
Embarcadero Aircraft Securitization Trust
   3.968% due 08/15/2025 (d)                              14,400         14,400
EQCC Home Equity Loan Trust
   6.548% due 04/25/2010                                      47             47
   3.648% due 10/15/2027 (d)                                 549            549
   7.448% due 08/25/2030                                     204            217
Equivantage Home Equity Loan Trust
   6.550% due 10/25/2025                                      61             62
First Alliance Mortgage Loan Trust
   4.020% due 01/25/2025 (d)                                 372            372
   3.438% due 03/20/2031 (d)                              14,192         14,215
First Security Auto Grantor Trust
   5.970% due 04/15/2004                                      50             50
Firstcity Auto Receivables Trust
   7.400% due 12/15/2005                                   2,359          2,438
FMAC Loan Receivables Trust
   7.900% due 04/15/2019                                      20             20
   6.200% due 09/15/2020                                      59             60
   6.500% due 09/15/2020                                     192            186
   6.830% due 09/15/2020                                     680            681
Franklin Auto Loan Funding LLC
   5.930% due 06/18/2003                                     247            249
GE Capital Equipment Lease Trust
   6.850% due 05/20/2008 (d)                                 208            216
GMAC Mortgage Corp. Loan Trust
   4.471% due 11/18/2025 (d)                              33,154         33,298
   7.950% due 03/25/2030                                  23,637         25,326
Green Tree Financial Corp.
   6.240% due 11/01/2016                                     196            201
   5.760% due 11/01/2018                                     145            148
   8.300% due 05/15/2026                                   2,000          2,179
   6.490% due 03/15/2028                                  11,592         11,704
   6.420% due 11/15/2028                                     115            115
   6.870% due 02/01/2030                                   1,620          1,666
   6.660% due 06/01/2030                                   1,405          1,355
   6.480% due 12/01/2030                                      55             58
   7.860% due 04/01/2031                                     400            423
Green Tree Floorplan Receivables
Master Trust
   3.840% due 11/15/2004 (d)                              56,000         56,078
Green Tree Home Improvement Loan Trust
   4.138% due 11/15/2029 (d)                               1,914          1,911


           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 121

Total Return Fund
September 30, 2001 (Unaudited)

                                                     Principal
                                                        Amount         Value
                                                        (000s)        (000s)
----------------------------------------------------------------------------
Green Tree Recreational, Equipment, & Consumables
   6.430% due 04/17/2006                             $     829    $      836
   6.715% due 02/01/2009                                33,136        34,976
   6.490% due 02/15/2018                                    10            11
   6.180% due 06/15/2019                                21,214        21,983
Greenpoint Manufactured Housing
   7.270% due 06/15/2029                                   110           116
Headlands Home Equity Loan Trust
   4.138% due 12/15/2024 (d)                               261           263
HFC Home Equity Loan
   6.830% due 12/20/2016                                    28            28
Household Consumer Loan Trust
   4.543% due 08/15/2006 (d)                            15,203        15,027
IMC Home Equity Loan Trust
   7.630% due 07/25/2026 (d)                               426           442
   3.989% due 08/20/2029                                   113           113
IMPAC Secured Assets CMN Owner Trust
   7.770% due 07/25/2025                                 1,841         1,922
Indymac Home Equity Loan Asset-Backed Trust
   3.840% due 10/25/2029 (d)                             2,030         2,040
   4.379% due 07/25/2030 (d)                             8,110         8,128
Indymac Manufactured Housing Contract
   6.170% due 12/25/2011                                 3,817         3,872
Keystone Owner Trust
   6.840% due 12/25/2018                                 2,000         2,070
Long Beach Auto Receivables Trust
   6.940% due 09/19/2007                                 2,421         2,501
Long Beach Mortgage Loan Trust
   4.781% due 01/21/2031 (d)                            10,295        10,308
Marriott Vacation Club Owner Trust
   3.408% due 09/20/2017 (d)                            67,602        66,926
Mellon Bank Home Equity
   6.520% due 07/25/2010                                    64            64
   5.900% due 10/25/2010                                 5,677         5,712
Merit Securities Corp.
   6.160% due 07/28/2033                                 2,234         2,238
   7.880% due 12/28/2033                                34,400        37,497
Mesa Trust Asset Backed Certificates
   3.910% due 05/15/2033 (d)                             7,330         7,330
Metris Master Trust
   4.734% due 04/20/2006 (d)                            20,000        20,091
Metropolitan Asset Funding, Inc.
   4.253% due 04/25/2029 (d)                             9,924         9,862
Mid-State Trust
   8.330% due 04/01/2030                                57,377        63,700
MLCC Mortgage Investors, Inc.
   4.020% due 03/15/2025 (d)                               310           311
Morgan Stanley ABS Capital, Inc.
   4.389% due 08/25/2030 (d)                           111,226       111,502
MPC Natural Gas Funding Trust
   6.200% due 03/15/2013                                 8,652         9,288
MSDWCC Heloc Trust
   4.370% due 09/25/2010 (d)                            30,189        30,118
Myra-United Mexican States
   4.563% due 10/20/2006 (d)                               348           338
   4.563% due 12/23/2006 (d)                               714           693
   6.413% due 12/23/2006 (d)                             6,475         6,281
   4.563% due 12/23/2006 (d)                             6,046         5,918
   4.513% due 12/23/2006 (d)                               818           794
   4.563% due 12/23/2006 (d)                             2,432         2,359
National Medical Care
   4.438% due 09/30/2003 (d)                            28,564        28,278
New Century Home Equity Loan Trust
   7.540% due 06/25/2029                                   168           179
Novastar Home Equity Loan
   2.936% due 04/25/2028 (d)                               855           855
   3.930% due 01/25/2031 (d)                             6,092         6,101
NPF XII, Inc.
   4.355% due 03/01/2003 (d)                             2,600         2,597
   7.050% due 06/01/2003 (d)                            50,750        52,037
   5.084% due 11/01/2003 (d)                            46,000        46,000
Oakwood Mortgage Investors, Inc.
   6.200% due 01/15/2015                                   319           325
Option One Mortgage Loan Trust
   2.951% due 09/25/2030 (d)                            36,612        36,695
Provident Bank Equipment Lease Trust
   4.105% due 11/25/2011 (d)                            25,266        25,151
Provident Bank Home Equity Loan Trust
   4.129% due 06/25/2021 (d)                            24,789        24,835
Providian Gateway Master Trust
   3.708% due 03/15/2007 (d)                            28,900        29,002
   3.768% due 03/16/2009 (d)                            29,500        29,555
   3.788% due 04/15/2009 (d)                            19,000        19,142
Providian Master Trust
   6.250% due 06/15/2007                                    25            26
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                   514           514
Residential Asset Mortgage Products, Inc.
   3.870% due 09/25/2030 (d)                            28,969        28,391
   7.980% due 12/25/2030                                24,463        26,532
Residential Asset Securities Corp.
   6.600% due 06/25/2020                                 6,629         6,667
   7.075% due 09/25/2020                                   150           152
   7.998% due 10/25/2024 (d)                             3,630         3,743
   3.880% due 10/25/2027 (d)                             1,342         1,345
Residential Asset Securitization Trust
   6.750% due 03/25/2028                                40,000        40,873
RJR Nabisco
   7.500% due 01/01/2002 (d)                            19,948        19,948
Ryder Vehicle Lease Trust
   6.430% due 01/15/2003                                    74            74
SallieMae
   4.041% due 07/25/2004 (d)                               630           629
   4.173% due 10/25/2004 (d)                             9,993         9,997
   4.203% due 10/25/2005 (d)                            13,543        13,565
   4.123% due 10/25/2005 (d)                             8,356         8,356
   4.263% due 04/25/2006 (d)                            55,782        55,733
   3.900% due 04/25/2011 (d)                            20,200        20,253
Salomon Brothers Mortgage Securities VII
   3.855% due 12/25/2026 (d)                               821           821
   3.908% due 11/15/2029 (d)                            14,797        14,864
   4.068% due 12/15/2029 (d)                             7,800         7,829
   3.920% due 02/25/2030 (d)                            22,291        22,355
Sand Trust
   3.860% due 08/25/2032 (d)                            18,000        18,000
Saxon Asset Securities Trust
   7.585% due 12/25/2014                                    17            17
   2.891% due 05/25/2029 (d)                             3,160         3,162
Sears Credit Account Master Trust
   6.050% due 01/15/2008                                   500           520
Southern Pacific Secured Assets Corp.
   3.963% due 07/25/2029 (d)                            36,846        36,810
Standard Credit Card Master Trust
   8.250% due 11/07/2003                                    80            81
Structured Product Asset Trust
   4.795% due 02/12/2003 (d)                             4,200         4,200
Team Fleet Financing Corp.
   7.350% due 05/15/2003                                    30            31
The Money Store Home Equity Trust
   7.550% due 02/15/2020                                    46            46
   6.490% due 10/15/2026                                 4,187         4,269
   3.668% due 06/15/2029 (d)                               755           755
Timber Corp.
   4.830% due 11/30/2001                                65,000        65,000
UCFC Home Equity Loan
   6.755% due 11/15/2023                                   165           170
   8.200% due 09/15/2027                                    70            74
   6.870% due 07/15/2029                                    70            73
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                 1,049         1,057
   6.100% due 02/15/2006                                   155           159
WFS Financial Owner Trust
   6.920% due 01/20/2004                                20,748        21,161
WMC Mortgage Loan
   3.938% due 10/15/2029                                57,640        57,771
                                                                  ----------
Total Asset-Backed Securities                                      2,749,585
                                                                  ==========
(Cost $2,715,989)

122 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 1.0%

Government of Jamaica
  11.750% due 05/15/2011                                $      12      $      12
Hydro-Quebec
     7.375% due 02/01/2003                                    150            158
     3.125% due 09/29/2049 (d)                              5,600          4,843
Kingdom of Jordan
     6.000% due 12/23/2023                                  4,100          2,994
Kingdom of Sweden
  10.250% due 11/01/2015                                      500            659
Province of Manitoba
     7.750% due 02/01/2002                                  1,000          1,015
Province of New Brunswick
     7.125% due 10/01/2002                                  1,700          1,765
Province of Newfoundland
     9.000% due 06/01/2019                                    500            637
Province of Nova Scotia
     9.375% due 07/15/2002                                  1,000          1,049
Province of Ontario
     7.750% due 06/04/2002                                    200            207
     7.625% due 06/22/2004                                  1,000          1,097
     7.000% due 08/04/2005                                  1,000          1,087
     6.000% due 02/21/2006                                  1,800          1,899
     5.500% due 10/01/2008                                 12,000         12,369
Province of Quebec
     7.500% due 07/15/2002                                  6,000          6,223
     8.800% due 04/15/2003                                  1,100          1,196
     4.068% due 06/11/2004 (d)                             15,500         15,524
     6.500% due 01/17/2006                                  2,000          2,153
     6.620% due 04/09/2026                                 25,000         27,533
Republic of Brazil
     5.438% due 04/15/2006                                232,124        193,143
     8.000% due 04/15/2014                                     42             28
     8.875% due 04/15/2024                                  4,000          2,250
    10.125% due 05/15/2027 (j)                             20,000         12,600
    12.250% due 03/06/2030                                     45             33
Republic of Bulgaria
     7.750% due 07/28/2011 (d)                                 25             19
     3.000% due 07/28/2012 (d)                              3,624          2,876
     7.750% due 07/28/2024 (d)                                320            246
Republic of Croatia
     7.000% due 02/27/2002                                  7,650          7,719
     7.750% due 07/31/2006 (d)                              2,675          2,621
     4.563% due 07/31/2010 (d)                             34,534         33,843
Republic of Egypt
     7.625% due 07/11/2006                                 14,000         13,265
     8.750% due 07/11/2011                                 10,000          8,925
Republic of Kazakhstan
     8.375% due 10/02/2002                                  5,000          5,127
Republic of Panama
     5.030% due 05/10/2002 (d)                              1,009          1,014
     9.625% due 02/08/2011                                 15,000         14,963
     4.500% due 07/17/2014                                  7,391          6,543
Republic of Peru
     3.750% due 03/07/2017                                 11,000          7,016
     4.500% due 03/07/2017 (d)                              5,760          4,054
Republic of Philippines
  10.625% due 03/16/2025                                       26             21
Republic of Poland
     6.000% due 10/27/2014                                  9,000          8,899
     4.250% due 10/27/2024                                  1,600          1,220
     3.750% due 10/27/2024 (d)                             53,940         38,837
Republic of South Africa
     9.125% due 05/19/2009                                 15,000         16,500
Republic of Venezuela
     9.250% due 09/15/2027                                     56             38
Resolution Funding Strip
     0.000% due 10/15/2018                                 14,000          5,040
     0.000% due 01/15/2020                                  2,053            683
     0.000% due 07/15/2020                                 32,750         10,552
State of Israel
     6.200% due 06/14/2003                                     25             25
State of Qatar
        4.761% due 02/18/2004 (d)                    $      6,308      $   6,214
United Mexican States
        0.000% due 06/30/2003                              86,988            687
        7.570% due 04/07/2004 (d)                          14,436         14,826
        8.500% due 02/01/2006                               3,781          3,953
     10.375% due 02/17/2009                                    42             47
        8.375% due 01/14/2011                               4,693          4,646
        6.250% due 12/31/2019                               3,610          3,221
                                                                       ---------
Total Sovereign Issues                                                   514,114
                                                                       =========
(Cost $526,400)


   FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 2.7%

Banque Centrale De Tunisie
        7.500% due 08/06/2009                        EC     2,300          2,180
Bundes Obligation
        5.000% due 08/19/2005 (j)                         307,400        290,632
Commonwealth of Canada
        5.750% due 09/01/2006                        C$       120             80
Government of New Zealand
        4.500% due 02/15/2016 (j)                    N$    78,000         34,218
Halifax Group Euro Finance
        7.627% due 12/29/2049                        EC    14,700         14,506
Hellenic Finance
        2.000% due 07/15/2003                               2,250          1,979
Hellenic Republic
        6.000% due 05/19/2010                                  80             77
KBC Bank Fund Trust IV
        8.220% due 11/29/2049                              20,764         20,645
Korea Electric Power Corp.
        3.882% due 10/31/2002 (d)                    DM    18,900          8,772
Lloyds TSB Capital
        7.375% due 02/07/2049                        EC    26,000         25,224
Oesterreichische Kontrollbank
        1.800% due 03/22/2010                        JY    12,000            108
Pfizer, Inc.
        0.800% due 03/18/2008                              16,000            135
Republic of Austria
        5.500% due 01/15/2010 (j)                    EC       900            852
Republic of Brazil
        8.250% due 11/26/2001                               2,000          1,820
Republic of Germany
        5.000% due 05/20/2005                                 155            147
        6.000% due 02/16/2006 (j)                         149,000        146,147
        5.000% due 02/17/2006 (j)                         440,900        416,168
        6.250% due 01/04/2024                                 450            424
        4.750% due 07/04/2028                                  65             53
Royal Bank of Scotland Group PLC
        6.770% due 03/31/2049                             107,300        103,806
        8.220% due 11/29/2049                              87,000        117,031
Treuhandanstalt
        6.250% due 03/04/2004                                  60             58
United Kingdom Gilt
        5.000% due 03/07/2012                        BP        50             74
        6.000% due 12/07/2028                               1,210          2,094
United Mexican States
        6.000% due 03/28/2002                        JY   100,000            852
        3.100% due 04/24/2002                           2,542,000         21,280
        8.750% due 05/30/2002                        BP    23,000         34,022
     10.375% due 01/29/2003                          DM       200             97
        7.000% due 06/02/2003                        C$    30,200         19,395
        7.432% due 04/07/2004 (d)                    EC    18,181         16,711
        6.750% due 06/06/2006                        JY 2,000,000         19,734
        7.500% due 03/08/2010                        EC     5,000          4,550
World Bank
        4.750% due 12/20/2004                        JY    16,000            154
                                                                      ----------
Total Foreign Currency-Denominated Issues                              1,304,025
                                                                      ==========
(Cost $1,298,395)

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 123

Total Return Fund
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 95.750 Exp. 12/17/2001                 $     12,500     $       31
     Strike @ 95.250 Exp. 12/17/2001                      127,030          1,270
     Strike @ 95.000 Exp. 12/17/2001                       67,765            339
     Strike @ 94.500 Exp. 12/17/2001                       58,828            294
     Strike @ 94.000 Exp. 12/17/2001                      105,383            263
     Strike @ 93.750 Exp. 12/17/2001                       45,625            228
     Strike @ 93.500 Exp. 12/17/2001                       25,530             64
     Strike @ 93.250 Exp. 12/17/2001                       12,500             63
     Strike @ 92.500 Exp. 12/17/2001                       12,500             31
     Strike @ 92.500 Exp. 12/14/2001                        5,000             25
     Strike @ 93.750 Exp. 12/17/2001                        5,375             13
Eurodollar June Futures (CME)
     Strike @ 93.750 Exp. 06/17/2002                       55,000            275
     Strike @ 92.250 Exp. 06/17/2002                       53,468            134
Harborview Mortgage Loan Trust (OTC)
     7.470% due 08/19/2030
     Strike @ 100.000 Exp. 05/01/2005                      22,975              0
PNC Mortgage Securities (OTC)
     7.500% due 05/25/2040
     Strike @ 100.000 Exp. 04/01/2005                       2,500              0
                                                                      ----------
Total Purchased Put Options                                                3,030
                                                                      ==========
(Cost $4,721)

   CONVERTIBLE BONDS & NOTES 0.1%

Banking & Finance 0.0%
Bell Atlantic Financial Services
     5.750% due 04/01/2003                                  1,500          1,537
                                                                      ----------

Industrial 0.1%
Tyco International Ltd.
     0.000% due 11/17/2020                                 17,100         13,124
                                                                      ----------

Utilities 0.0%
Cox Communications, Inc.
     0.426% due 04/19/2020                                 25,000         10,844
                                                                      ----------

Total Convertible Bonds & Notes                                           25,505
                                                                      ==========
(Cost $27,796)

   PREFERRED SECURITY 0.8%

                                                          Shares
DG Funding Trust
     5.960% due 12/29/2049 (d)                             35,250        363,075

UBS Preferred Funding Trust I
     8.622% due 10/29/2049                                 38,900         44,095
                                                                      ----------
Total Preferred Security                                                 407,170
                                                                      ==========
(Cost $391,617)

   PREFERRED STOCK 0.1%

Banco Bilbao Vizcaya International
     9.750% due 12/31/2049                                266,217          6,709
Centaur Funding Corp.
     9.080% due  04/21/2020                                   125            136
CSC Holdings, Inc.
    11.125% due 04/01/2008                                 27,038          2,765

Fortis Amev NV
     3.860% due 12/31/2049 (d)                                171         23,940
Home Ownership Funding
    13.331% due 12/31/2049                                  4,125          2,966
TCI Communications, Inc.
     9.720% due 12/31/2036                                622,553         15,751
    10.000% due 05/31/2045                                 49,000          1,229
                                                                      ----------
Total Preferred Stock                                                     53,496
                                                                      ==========
(Cost $52,593)

   SHORT-TERM INSTRUMENTS 9.3%

Certificates of Deposit 0.1%
Mexico Credit Link
    10.735% due 02/22/2002                                 29,500         29,956
     8.988% due 02/25/2002                                  6,000          6,207
    10.675% due 02/25/2002                                  8,000          8,280
                                                                      ----------
                                                                          44,443
                                                                      ==========
Commercial Paper 8.9%
Abbey National North America
     3.540% due 10/24/2001                                  2,000          1,995
     3.550% due 10/24/2001                                 14,700         14,667
     3.470% due 10/26/2001                                  5,800          5,786
     3.540% due 10/29/2001                                  2,800          2,792
     3.440% due 10/29/2001                                  1,700          1,695
     3.470% due 10/29/2001                                  2,500          2,493
     3.470% due 10/31/2001                                  7,400          7,379
American Electric Power, Inc.
     4.260% due 02/13/2002                                 65,000         64,384
American Express Co.
     2.420% due 10/12/2001                                    100            100
Anz, Inc.
     3.240% due 11/21/2001                                  4,100          4,081
AT&T Corp.
     4.525% due 08/06/2002                                214,900        214,760
Becton Dickinson & Co.
     3.090% due 10/02/2001                                    800            800
     3.650% due 10/17/2001                                  3,420          3,414
BP Amoco PLC
     3.450% due 10/01/2001                                131,000        131,000
British Telecom PLC
     4.854% due 10/09/2001                                150,700        150,695
CBA (de) Finance
     3.740% due 10/15/2001                                  2,400          2,397
     3.600% due 10/15/2001                                    600            599
     2.500% due 10/15/2001                                    100            100
     3.565% due 10/29/2001                                 14,000         13,961
     3.530% due 10/29/2001                                  3,100          3,091
     4.050% due 11/05/2001                                  6,000          5,976
CDC
     3.380% due 10/01/2001                                 60,500         60,500
Coca-Cola Co.
     3.610% due 10/11/2001                                 23,900         23,876
     3.610% due 10/12/2001                                 10,000          9,989
Dow Jones & Co., Inc.
     3.450% due 11/19/2001                                  3,400          3,384
E.I. Du Pont
     3.190% due 10/05/2001                                  3,400          3,399
     2.950% due 10/11/2001                                 54,400         54,355
Fannie Mae
     3.150% due 10/01/2001                                257,800        257,800
     2.500% due 10/03/2001                                    700            700
     4.020% due 10/04/2001                                  1,700          1,699
     3.520% due 10/04/2001                                 13,500         13,496
     2.850% due 10/05/2001                                  5,100          5,098
     3.520% due 10/18/2001                                  8,600          8,586
     3.545% due 10/18/2001                                  2,600          2,596
     4.000% due 10/18/2001                                 21,500         21,459
     4.010% due 10/18/2001                                 13,200         13,175
     3.510% due 10/25/2001                                  1,300          1,297
     4.060% due 10/25/2001                                  1,591          1,587
     4.000% due 10/25/2001                                 58,500         58,344
     3.520% due 10/25/2001                                 20,600         20,552
     3.530% due 10/25/2001                                    500            499
     4.000% due 10/25/2001                                 30,000         29,920
     4.000% due 10/31/2001                                 46,500         46,345
     3.520% due 11/01/2001                                  5,800          5,782
     4.005% due 11/01/2001                                 49,000         48,831
     3.520% due 11/08/2001                                 20,500         20,424
     3.520% due 11/15/2001                                 37,800         37,634
     3.480% due 11/21/2001                                  7,435          7,398
     3.630% due 12/20/2001                                 18,900         18,793
     3.630% due 12/27/2001                                 14,900         14,807
     3.540% due 01/03/2002                                  2,200          2,185
     3.250% due 03/15/2002                                    339            335

124 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------

Federal Farm Credit Bank
   3.400% due 11/02/2001                              $     2,475    $    2,468
Federal Home Loan Bank
   3.000% due 10/01/2001                                   10,240        10,240
   3.150% due 10/01/2001                                    2,000         2,000
   4.020% due 10/10/2001                                    1,954         1,952
   3.460% due 10/12/2001                                   31,800        31,766
   4.020% due 10/12/2001                                    4,315         4,310
   3.450% due 10/31/2001                                    4,300         4,288
   3.400% due 11/07/2001                                      295           294
   3.710% due 11/07/2001                                    1,635         1,629
   3.710% due 11/08/2001                                      605           603
   3.520% due 11/09/2001                                   20,600        20,521
   3.690% due 01/31/2002                                      555           550
   3.720% due 03/28/2002                                      180           178
Freddie Mac
   3.150% due 10/01/2001                                  102,000       102,000
   2.650% due 10/02/2001                                    6,500         6,500
   4.090% due 10/11/2001                                   25,200        25,171
   3.520% due 10/11/2001                                   49,300        49,252
   2.740% due 10/12/2001                                    6,060         6,055
   3.530% due 10/19/2001                                    1,700         1,697
   3.540% due 10/19/2001                                  201,082       200,726
   3.540% due 10/25/2001                                      200           200
   3.540% due 10/31/2001                                   11,900        11,865
   3.490% due 11/02/2001                                    7,900         7,875
   3.630% due 11/16/2001                                      600           597
   3.540% due 11/16/2001                                   35,004        34,846
   3.560% due 12/28/2001                                   13,800        13,713
   3.570% due 12/28/2001                                      900           894
General Electric Capital Corp.
   3.500% due 10/02/2001                                      140           140
   3.520% due 10/02/2001                                      913           913
   3.550% due 10/02/2001                                    2,400         2,400
   3.860% due 10/02/2001                                    2,000         2,000
   4.040% due 10/31/2001                                  145,000       144,512
   3.400% due 12/26/2001                                    3,400         3,379
   3.670% due 12/26/2001                                   10,700        10,635
   3.500% due 12/26/2001                                      600           596
   3.100% due 12/26/2001                                    4,900         4,870
   3.520% due 12/26/2001                                   13,200        13,120
   3.100% due 12/27/2001                                    3,100         3,081
   3.520% due 12/27/2001                                   53,000        52,668
   3.560% due 12/27/2001                                    1,600         1,590
   3.520% due 12/28/2001                                  100,000        99,366
Glaxo Wellcome
   3.550% due 10/18/2001                                    1,500         1,497
Halifax Building Society
   4.080% due 10/22/2001                                    6,800         6,784
   4.180% due 10/22/2001                                      100           100
KFW International Finance, Inc.
   3.520% due 10/23/2001                                      700           698
Merck & Co., Inc.
   3.110% due 10/09/2001                                      300           300
   3.050% due 10/09/2001                                   10,500        10,493
Monsanto Co.
   3.720% due 10/15/2001                                      300           300
Morgan Stanley Group, Inc.
   3.690% due 10/01/2001                                   29,400        29,400
National Rural Utilities Cooperative
Finance Corp.
   2.720% due 10/24/2001                                    2,200         2,196
PepsiCo, Inc.
   3.250% due 10/01/2001                                      250           250
Procter & Gamble Co.
   3.470% due 10/04/2001                                    1,700         1,700
Queensland Treasury Corp.
   3.560% due 10/23/2001                                    4,900         4,889
Rabobank Australia Ltd.
   3.240% due 10/01/2001                                  730,000       730,000
SBC Communications, Inc.
   3.530% due 10/18/2001                                    3,050         3,045
   3.430% due 11/29/2001                                   39,000        38,781
   3.440% due 11/29/2001                                    8,800         8,750
Swedbank, Inc.
   2.490% due 10/24/2001                                    1,700         1,697
   3.510% due 10/24/2001                                    3,300         3,293
   3.550% due 10/24/2001                                   32,900        32,825
   3.510% due 11/08/2001                                   25,000        24,907
   3.570% due 11/20/2001                                   52,200        51,941
   3.550% due 11/21/2001                                   20,700        20,596
   3.710% due 11/21/2001                                    1,500         1,492
   3.100% due 12/26/2001                                      700           696
UBS Finance, Inc.
   3.450% due 10/01/2001                                  258,000       258,000
   3.870% due 10/02/2001                                  341,700       341,663
   3.550% due 10/25/2001                                   10,000         9,976
   3.240% due 11/19/2001                                    2,700         2,687
   3.510% due 12/18/2001                                  115,178       114,539
   3.420% due 12/19/2001                                      300           298
   3.510% due 12/19/2001                                   39,400        39,179
   3.530% due 12/19/2001                                    3,900         3,878
   3.550% due 12/19/2001                                    9,800         9,745
   3.360% due 12/20/2001                                      900           894
   3.510% due 12/20/2001                                    2,300         2,287
Verizon Global Funding
   3.480% due 10/10/2001                                    1,640         1,640
   3.470% due 10/18/2001                                    1,300         1,297
   3.530% due 10/25/2001                                      700           697
Wal-Mart Stores, Inc.
   2.970% due 10/10/2001                                  239,000       238,824
Walt Disney Co.
   3.610% due 10/05/2001                                    2,675         2,675
Washington Post Co.
   3.590% due 11/14/2001                                    6,800         6,770
                                                                    -----------
                                                                      4,320,149
                                                                    ===========
Repurchase Agreement 0.2%
State Street Bank
   2.600% due 10/01/2001                                   89,087        89,087
   (Dated 09/28/2001. Collateralized by Fannie Mae
   5.750% due 05/14/2003 valued at $14,369,
   Freddie Mac 4.700% due 05/14/2003 valued at $25,502, Fannie Mae 5.375% due 03/08/2004 valued at $25,502 and Fannie Mae
   4.100% due 09/12/2003 valued at $25,501.
   Repurchase proceeds are $89,105.)

Credit Suisse First Boston
   3.180% due 10/01/2001                                    4,200         4,200
   (Dated 09/30/2001. Collaterized by
   U.S. Treasury Bonds 7.500% due 11/25/2016
   valued at $3,016 and U.S. Treasury Bills 2.160%
   due 02/21/2002 valued at $1,223.
   Repurchase proceeds are $4,201.)
                                                                    -----------
                                                                         93,287
                                                                    ===========
U.S. Treasury Bills 0.1%
   3.252% due 10/18/2001-02/07/2002 (b)(k)                 47,535        47,438
                                                                    -----------

Total Short-Term Instruments                                          4,505,317
                                                                    ===========
(Cost $4,503,472)

Total Investments (a) 134.9%                                        $65,289,982
(Cost $64,310,780)

Written Options (c) (0.1%)                                              (35,836)
(Premiums $160,959)

Other Assets and Liabilities (Net) (34.8%)                          (16,852,576)
                                                                    ------------

Net Assets 100.0%                                                   $ 48,401,570
                                                                    ============

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 125

Total Return Fund
September 30, 2001 (Unaudited)


--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                    $   1,212,765

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (233,563)
                                                                  --------------

Unrealized appreciation-net                                       $     979,202
                                                                  ==============

(b) Securities with an aggregate market value of $465,997 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                     Unrealized
                                                           # of    Appreciation/
Type                                                  Contracts   (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2002)                          762       $   4,181
Eurodollar June Futures (06/2002)                           173             (18)
Eurodollar September Futures (09/2002)                    2,883          10,301
Eurodollar December Futures (12/2002)                       688             151
Eurodollar March Futures (03/2003)                          685             (98)
Eurodollar September Futures (09/2003)                    1,753           4,539
Eurodollar December Futures (12/2003)                     1,753           4,168
Eurodollar March Futures (03/2004)                        1,753           3,862
Municipal Bond (12/2001)                                    262             335
EuroBond 10 Year Note (12/2001)                          14,582          (4,168)
Euro-Bobl 5 Year Note (12/2001)                          17,302          19,687
U.S. Treasury 5 Year Note (12/2001)                       7,648          (5,887)
U.S. Treasury 10 Year Note (12/2001)                        174             138
U.S. Treasury 30 Year Note (12/2001)                     30,186          34,690
Euribor Futures (06/2002)                                   294             654
Euribor Futures (09/2002)                                   125             273
Euribor Futures (12/2002)                                   294             601
Euribor Futures (03/2003)                                   294             506
United Kingdom 90 Day LIBOR Futures (03/2002)               275             582
United Kingdom 90 Day LIBOR Futures (06/2002)                10              19
United Kingdom 90 Day LIBOR Futures (09/2002)               543             648
United Kingdom 90 Day LIBOR Futures (12/2002)             2,202           1,980
United Kingdom 90 Day LIBOR Futures (03/2003)               700             520
                                                                      ---------
                                                                         77,664
                                                                      =========
(c) Premiums received on written options:

                                                        # of
Type                                               Contracts   Premium    Value
--------------------------------------------------------------------------------
Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.820 Exp. 11/21/2001                 74,600,000 $   2,278 $      9

Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.820 Exp. 11/27/2001                 74,600,000     2,106       14

Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.820 Exp. 11/22/2001                 92,700,000     2,728       12

Put - OTC Euro vs. U.S. Dollar
   Strike @ 0.820 Exp. 12/03/2001                 93,600,000     1,932       23

Put - CME Eurodollar December Futures
   Strike @ 96.000 Exp. 12/17/2001                     8,152     3,547       51

Put - CME Eurodollar December Futures
   Strike @ 95.000 Exp. 12/17/2001                     4,402     1,554       28

Put - CME Eurodollar June Futures
   Strike @ 95.500 Exp. 06/17/2002                    36,778    23,226    2,299

Put - CME Eurodollar June Futures
   Strike @ 95.750 Exp. 06/17/2002                   114,514    76,922   10,735

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 109.000 Exp. 11/24/2001                    8,193     3,376    9,856

Put - CME Eurodollar June Futures
   Strike @ 96.000 Exp. 06/17/2002                    55,129    35,755    6,882

Put - CME Eurodollar December Futures
   Strike @ 95.500 12/17/2001                         18,268     6,716      114

Call - CME Eurodollar June Futures
   Strike @ 97.000 Exp. 06/17/2002                     5,985       819    5,761

Call - OTC Tyco International Ltd.
   0.00% due 11/17/2020
   Strike @ 75.282 Exp 11/17/2001                 17,100,000         0       52
                                                             ------------------
                                                             $ 160,959 $ 35,836
                                                             ==================

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at September 30, 2001:

                                 Principal
                                    Amount                           Unrealized
                                Covered by     Settlement         Appreciation/
Type          Currency            Contract          Month        (Depreciation)
-------------------------------------------------------------------------------
Sell                C$              27,294        10/2001         $        156
Buy                 EC             753,923        10/2001               (5,258)
Sell                BP             101,158        10/2001                   22
Sell                JY          70,045,208        10/2001               (3,694)
Sell                            70,045,208        12/2001               (3,201)
Sell                N$              56,333        10/2001                1,562
                                                                  ------------
                                                                  $    (10,413)
                                                                  ============

(g) Principal amount denoted in indicated currency:

        BP - British Pound
        C$ - Canadian Dollar
        DM - German Mark
        EC - Euro
        JY - Japanese Yen
        N$ - New Zealand Dollar

(h) Swap agreements outstanding at September, 2001:

                                                                     Unrealized
                                                        Notional  Appreciation/
Type                                                      Amount (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
1.600% and pay a fixed rate equal to 0.426%.

Broker: Lehman Brothers
Exp. 04/19/2005                                      $    13,033     $   1,818

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                           35,000        (2,340)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                      JY   377,000         (141)


126 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

--------------------------------------------------------------------------------

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                       JY 1,500,000    $    (643)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                            580,000         (215)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.

Broker: Goldman Sachs
Exp. 10/07/2007                                         24,500,000      (19,740)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.

Broker: Merrill Lynch
Exp. 01/11/2011                                         10,000,000       (3,215)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                         11,050,000       (3,668)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                          3,734,100       (1,257)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                       BP    96,500        1,265

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                             52,200          684

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2006                                            247,000          261

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                            716,100       14,397

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                            629,900       (2,327)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                            170,300        1,082

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/19/2006                                       BP   280,500       (1,698)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2004                                            197,100        2,740

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2004                                            264,500        5,123

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2004                                            314,700        4,456

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2003                                            200,000        2,832

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2003                                             10,000          140

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp.03/15/2003                                             721,000        7,798

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp.03/15/2004                                             167,300          184

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                            316,590        3,635

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp.06/17/2004                                             274,920        1,208

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                            491,000        5,764

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2004                                            311,000        2,193

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 127

Total Return Fund
September 30, 2001 (Unaudited)


--------------------------------------------------------------------------------

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month
LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                        $    804,000  $   40,911

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                             252,800       9,050

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                           2,173,200     108,142

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 09/17/2003                                        BP   875,700       3,142

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2004                                             185,800        (324)

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due
10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                        $     50,000        (379)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                              20,000         (12)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                              10,000         (44)

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due
11/16/2006.

Broker: Lehman Brothers
Exp. 04/18/2003                                              25,000         (62)

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due
01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                              50,000         247

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due
01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                              50,000         263

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. 8.375% due 05/23/2005.

Broker: Morgan Stanley Dean Witter
Exp. 03/08/2004                                        $     12,000  $     (102)

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 06/10/2002.

Broker: Lehman Brothers
Exp. 05/09/2002                                              20,000          (7)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due
12/01/2005.

Broker: Lehman Brothers
Exp. 06/15/2004                                              21,500         (29)

Receive a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due
12/01/2005.

Broker: GoldmanSachs
Exp. 06/15/2004                                             100,000        (160)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due
12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                             100,000        (133)

Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due
04/06/2005.

Broker: Credit Suisse First Boston
Exp. 05/23/2003                                              50,000         152

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/24/2002                                             150,000          37

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group SA. 0.000% due
02/12/2021.

Broker: Merrill Lynch
Exp. 02/12/2003                                              25,000          33

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due
12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                              50,000           0

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Cos., Inc. 7.000% due
07/15/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 07/17/2003                                              50,000          23

128 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

--------------------------------------------------------------------------------

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Cos., Inc. 7.650% due 07/01/2008.

Broker: Credit Suisse First Boston
Exp. 07/17/2003                                               $100,000  $   131

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Credit Suisse First Boston
Exp. 08/06/2002                                                 20,000        5

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Morgan Stanley Dean Witter
Exp. 08/06/2002                                                 20,000        0

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Merrill Lynch
Exp. 08/06/2002                                                 20,000       (1)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.

Broker: Lehman Brothers
Exp. 08/06/2002                                                 30,000        0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due 05/01/2009.]

Broker: Morgan Stanley Dean Witter
Exp. 08/15/2002                                                 25,000        0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                                 30,000        1

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.

Broker: UBS - Warburg
Exp. 08/15/2002                                                 65,000      (12)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp.
5.750% due 12/01/2008.

Broker: Lehman Brothers
Exp. 09/01/2003                                                 76,500        0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                                 68,500        0
                                                                       --------
                                                                       $181,208
                                                                       ========

(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l) Restricted security.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 129

PIMCO Schedule of Investments A, B, and C Classes
Total Return Mortgage Fund
September 30, 2001 (Unaudited)

                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 138.5%

Collateralized Mortgage Obligations 31.9%
Bank Trust Mortgage
  5.700% due 12/01/2023                                     $    982    $    990
Chase Mortgage Finance Corp
  7.000% due 07/25/2024                                          261         261
  6.550% due 08/25/2028                                          425         432
Citicorp Mortgage Securities, Inc.
  6.500% due 05/25/2030                                          295         301
Countrywide Alternative Loan Trust
  6.750% due 08/25/2028                                           67          68
Countrywide Home Loans
  6.500% due 03/25/2029                                          100         101
  7.750% due 01/25/2031                                          156         160
DLJ Mortgage Acceptance Corp.
  7.000% due 06/25/2028                                          138         142
E-Trade Bank Adjustable Rate Mortgage Trust
  7.174% due 09/25/2031                                        1,905       1,937
Fannie Mae
  6.900% due 08/25/2011                                          100         103
  4.453% due 10/31/2011                                        1,000       1,002
  6.500% due 02/25/2019                                          261         261
  7.750% due 08/25/2022                                           69          75
  3.687% due 04/25/2023 (b)                                       25          26
  4.843% due 05/25/2023 (b)                                    2,481       2,493
  6.500% due 09/25/2023                                           39          39
  7.000% due 09/25/2023                                           17          18
  6.500% due 09/25/2023                                          182         169
  6.750% due 09/25/2023                                           57          56
  6.500% due 10/25/2023                                          217         218
  6.500% due 12/25/2023                                          182         175
  3.896% due 04/18/2028 (b)                                       89          90
Freddie Mac
  6.000% due 06/15/2008                                          371         380
  4.500% due 03/15/2021                                           36          36
  3.500% due 12/15/2022                                           10           8
  6.500% due 12/15/2023                                           50          50
  6.500% due 03/15/2024                                          114         115
  8.000% due 06/15/2026                                           76          84
  6.500% due 05/15/2027                                           73          73
  6.000% due 10/15/2028                                          153         152
General Electric Capital Mortgage Services, Inc.
  5.250% due 11/25/2008                                          273         273
  7.000% due 01/25/2028                                          100         102
  6.750% due 06/25/2028                                          200         206
Government National Mortgage Association
  7.600% due 04/20/2026                                        2,309       2,340
  7.000% due 07/16/2026                                          186         194
Mellon Residential Funding Corp.
  6.580% due 07/25/2029 (b)                                      410         434
Norwest Asset Securities Corp.
  6.250% due 09/25/2028                                          454         455
  6.250% due 01/25/2029                                          152         154
Residential Accredit Loans, Inc.
  7.000% due 01/25/2028                                          155         155
Superannuation Members Home Loans Global Fund
  4.145% due 06/15/2026 (b)                                      300         300
Vendee Mortgage Trust
  7.750% due 05/15/2022                                           41          45
                                                                        --------
                                                                          14,673
                                                                        ========
Fannie Mae 54.2%
  4.510% due 10/30/2011                                        3,000       3,007
  4.900% due 04/01/2007                                        1,720       1,720
  4.980% due 07/01/2008                                        4,990       5,006
  5.817% due 10/01/2028 (b)                                      431         442
  6.000% due 10/18/2016 (b)                                    8,000       8,074
  6.483% due 11/01/2018 (b)                                       37          38
  7.000% due 04/01/2026 (b)                                       19          19
  7.169% due 08/01/2026 (b)                                      103         105
  7.378% due 05/01/2023 (b)                                      142         146
  7.500% due 10/15/2031                                        6,000       6,238
  9.000% due 01/01/2020                                          108         119
                                                                        --------
                                                                          24,914
                                                                        ========

Federal Housing Administration 3.8%
     7.430% due 06/01/2019                                     1,685       1,725
                                                                        --------

Freddie Mac 20.6%
     6.000% due 10/01/2024-10/15/2031 (c)                      3,136       3,132
     6.448% due 02/01/2018 (b)                                   142         144
     6.500% due 10/15/2031                                     2,000       2,036
     7.094% due 07/01/2030 (b)                                 3,800       3,973
     7.808% due 11/01/2028 (b)                                    78          80
     7.995% due 08/01/2025 (b)                                   120         124
                                                                        --------
                                                                           9,489
                                                                        ========

Government National Mortgage Association 27.6%
     7.000% due 10/22/2031 (b)                                 6,500       6,750
     7.125% due 10/20/2022 (b)                                   110         114
     7.375% due 03/20/2016-03/20/2027 (b)(c)                   1,008       1,027
     7.500% due 05/15/2027-08/15/2027 (c)                         99         104
     7.625% due 12/20/2021-11/20/2026 (b)(c)                      74          76
     7.750% due 07/20/2022-07/20/2025 (b)(c)                     370         381
     8.500% due 10/22/2031 (d)                                 4,000       4,246
                                                                        --------
                                                                          12,698
                                                                        ========

Stripped Mortgage-Backed Securities 0.4%
Fannie Mae (IO)
     6.500% due 07/25/2007                                        18           0
Fannie Mae (PO)
     0.000% due 07/25/2022                                       243         201
                                                                        --------

Total Mortgage-Backed Securities                                          63,700
                                                                        ========
(Cost $62,653)

  ASSET-BACKED SECURITIES 4.2%
Bayview Financial Acquisition Trust
     3.051% due 07/25/2030 (b)                                   154         154
MLCC Mortgage Investors, Inc.
     4.020% due 03/15/2025 (b)                                   189         190
Novastar Home Equity Loan
     3.011% due 01/25/2031 (b)                                   922         923
Option One Mortgage Loan Trust
     3.910% due 04/25/2030                                       665         667
                                                                        --------
Total Asset-Backed Securities (b)                                          1,934
                                                                        ========
(Cost $1,930)

  CONVERTIBLE BONDS & NOTES 0.0%

Industrial 0.0%
Clear Channel Communications, Inc.
     1.500% due 12/01/2002                                        10          10
                                                                        --------
Total Convertible Bonds & Notes                                               10
                                                                        ========
(Cost $10)

  SHORT-TERM INSTRUMENTS 30.3%

Commercial Paper 24.6%
Abbey National North America
     3.550% due 10/24/2001                                       200         200
     3.470% due 10/31/2001                                     1,100       1,097
Fannie Mae
     3.150% due 10/01/2001                                     7,500       7,500
     0.010% due 10/04/2001                                       200         200
     3.545% due 10/18/2001                                       200         200
     3.630% due 12/20/2001                                     1,600       1,590
Swedbank, Inc.
     3.100% due 12/26/2001                                       500         497
                                                                        --------
                                                                          11,284
                                                                        ========

130 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                 Principal
                                                                    Amount            Value
                                                                    (000s)           (000s)
-------------------------------------------------------------------------------------------
Repurchase Agreement 5.7%
State Street Bank
   2.600% due 10/01/2001                                        $    2,617    $       2,617
   (Dated 09/28/2001. Collateralized by Fannie Mae
   5.000% due 04/30/2003 valued at $2,674.
   Repurchase proceeds are $2,618.)
                                                                              -------------
Total Short-Term Instruments                                                         13,901
                                                                              =============
(Cost $13,897)

Total Investments (a) 173.0%                                                  $      79,545
(Cost $78,490)

Other Assets and Liabilities (Net) (73.0%)                                          (33,566)
                                                                              -------------
Net Assets 100.0%                                                             $      45,979
                                                                              =============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                                $       1,064

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                                         (9)
                                                                              -------------
Unrealized appreciation-net                                                   $       1,055
                                                                              =============

(b) Variable rate security. The rate listed is as of September 30, 2001.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 131

PIMCO Financial Highlights A, B, and C Classes


                                                                                     Net Realized /
                                                      Net Asset Value                Unrealized Gain Total Income    Dividends from
                                                      Beginning of    Net Investment (Loss) on       from Investment Net Investment
Selected Per Share Data for the Year or Period Ended: Period          Income (Loss)  Investments     Operations      Income
                                                      --------------- -------------- --------------- --------------- --------------
California Intermediate Municipal Bond Fund
   Class A
     09/30/2001 *                                     $     10.60     $     0.20 (a) $      0.19 (a) $      0.39     $     (0.20)
     03/31/2001                                             10.05           0.43 (a)        0.57 (a)        1.00           (0.42)
     10/19/1999 - 03/31/2000                                 9.94           0.18 (a)        0.12 (a)        0.30           (0.17)

California Municipal Bond Fund
   Class A
     09/30/2001 *                                     $     10.35     $     0.18 (a) $      0.31 (a) $      0.49     $     (0.18)
     07/31/2000 - 03/31/2001                                10.35           0.27 (a)        0.46 (a)        0.73           (0.30)

Convertible Fund
   Class A
     09/30/2001 *                                     $     11.41     $     0.01 (a) $     (1.03)(a) $     (1.02)    $     (0.11)
     03/31/2001                                             15.76           0.00 (a)       (3.45)(a)       (3.45)          (0.20)
     05/28/1999 - 03/31/2000                                10.67           0.00 (a)        5.35 (a)        5.35           (0.03)
   Class B
     09/30/2001 *                                           11.34           0.03 (a)       (1.08)(a)       (1.05)          (0.08)
     03/31/2001                                             15.68          (0.16)(a)       (3.36)(a)       (3.52)          (0.12)
     05/28/1999 - 03/31/2000                                10.67          (0.07)(a)        5.29 (a)        5.22           (0.02)
   Class C
     09/30/2001 *                                           11.37           0.03 (a)       (1.09)(a)       (1.06)          (0.07)
     03/31/2001                                             15.71          (0.15)(a)       (3.38)(a)       (3.53)          (0.11)
     05/28/1999 - 03/31/2000                                10.67          (0.07)(a)        5.31 (a)        5.24           (0.02)

Emerging Markets Bond Fund
   Class A
     09/30/2001 *                                     $      8.40     $     0.37 (a) $      0.30 (a) $      0.67     $     (0.39)
     03/31/2001                                              8.61           0.77 (a)        0.21 (a)        0.98           (0.79)
     03/31/2000                                              7.51           0.84 (a)        1.10 (a)        1.94           (0.84)
     03/31/1999                                              9.67           0.83 (a)       (2.11)(a)       (1.28)          (0.83)
     07/31/1997 - 03/31/1998                                10.00           0.44 (a)       (0.18)(a)        0.26           (0.44)
   Class B
     09/30/2001 *                                            8.40           0.34 (a)        0.30 (a)        0.64           (0.36)
     03/31/2001                                              8.61           0.73 (a)        0.19 (a)        0.92           (0.73)
     03/31/2000                                              7.51           0.77 (a)        1.11 (a)        1.88           (0.78)
     03/31/1999                                              9.67           0.77 (a)       (2.11)(a)       (1.34)          (0.77)
     07/31/1997 - 03/31/1998                                10.00           0.40 (a)       (0.20)(a)        0.20           (0.38)
   Class C
     09/30/2001 *                                            8.40           0.34 (a)        0.29 (a)        0.63           (0.35)
     03/31/2001                                              8.61           0.72 (a)        0.21 (a)        0.93           (0.74)
     03/31/2000                                              7.51           0.78 (a)        1.10 (a)        1.88           (0.78)
     03/31/1999                                              9.67           0.77 (a)       (2.11)(a)       (1.34)          (0.77)
     07/31/1997 - 03/31/1998                                10.00           0.38 (a)       (0.18)(a)        0.20           (0.38)

Foreign Bond Fund
   Class A
     09/30/2001 *                                     $     10.32     $     0.22 (a) $      0.12 (a) $      0.34     $     (0.23)
     03/31/2001                                             10.03           0.54 (a)        0.50 (a)        1.04           (0.54)
     03/31/2000                                             10.63           0.59 (a)       (0.45)(a)        0.14           (0.59)
     03/31/1999                                             10.74           0.53 (a)        0.24 (a)        0.77           (0.53)
     03/31/1998                                             10.41           0.61 (a)        0.62 (a)        1.23           (0.59)
     01/20/1997 - 03/31/1997                                10.59           0.59           (0.72)          (0.13)          (0.05)

* Unaudited
+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.
(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.63%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.08%.

132 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                                                              Ratio of
                                                                                                              Net
               Distributions                                                                                  Investment
Dividends in   from Net       Distributions in                                                   Ratio of     Income
Excess of Net  Realized       Excess of Net                    Net Asset          Net Assets     Expenses to  (Loss)      Portfolio
Investment     Capital        Realized Capital  Total          Value End  Total   End of         Average Net  to Average  Turnover
Income         Gains          Gains             Distributions  of Period  Return  Period (000s)  Assets       Net Assets  Rate
-----------------------------------------------------------------------------------------------------------------------------------
$    0.00      $   0.00      $       0.00       $  (0.20)      $ 10.79      3.72%   $  28,990      0.85%+        3.67%+       35%
     0.00         (0.03)             0.00          (0.45)        10.60     10.19       29,035      0.86 (h)      4.19        257
     0.00         (0.02)             0.00          (0.19)        10.05      2.94        1,793      0.85+(c)      3.96+       357


$    0.00      $   0.00      $       0.00       $  (0.18)      $ 10.66      4.79%   $     956      0.85%+        3.39%+       36%
     0.00         (0.43)             0.00          (0.73)        10.35      7.72          706      0.85+(b)      3.89+       338


$    0.00      $   0.00      $       0.00       $  (0.11)      $ 10.28     (8.95)%  $   5,201      1.05%+        1.24%+      144%
     0.00          0.00             (0.70)         (0.90)        11.41    (22.68)       6,426      1.06 (i)     (0.35)       225
    (0.14)        (0.09)             0.00          (0.26)        15.76     50.36        5,327      1.05+(d)      0.15+       247

     0.00          0.00              0.00          (0.08)        10.21     (9.33)       5,649      1.80+         0.46+       144
     0.00          0.00             (0.70)         (0.82)        11.34    (23.24)       5,705      1.81 (j)     (1.13)       225
    (0.10)        (0.09)             0.00          (0.21)        15.68     49.18        2,437      1.80+(e)     (0.58)+      247

     0.00          0.00              0.00          (0.07)        10.24     (9.35)      10,261      1.80+         0.49+       144
     0.00          0.00             (0.70)         (0.81)        11.37    (23.21)      13,249      1.80         (1.11)       225
    (0.09)        (0.09)             0.00          (0.20)        15.71     49.33        7,924      1.80+(e)     (0.59)+      247


$    0.00      $   0.00      $       0.00       $  (0.39)      $  8.68      8.03%   $   2,659      1.39%+(f)     8.53%+      531%
     0.00          0.00             (0.40)         (1.19)         8.40     12.46        1,143      1.34 (f)      9.08        902
     0.00          0.00              0.00          (0.84)         8.61     27.39          316      1.29 (f)     10.59        328
     0.00          0.00             (0.05)         (0.88)         7.51    (12.90)         172      1.25         10.26        315
     0.00         (0.15)             0.00          (0.59)         9.67      2.84          317      1.26+(f)      6.93+       695

     0.00          0.00              0.00          (0.36)         8.68      7.64        2,828      2.15+(g)      7.76+       531
     0.00          0.00             (0.40)         (1.13)         8.40     11.59        1,620      2.09 (g)      8.58        902
     0.00          0.00              0.00          (0.78)         8.61     26.43        1,168      2.04 (g)      9.57        328
     0.00          0.00             (0.05)         (0.82)         7.51    (13.58)         398      2.00          9.68        315
     0.00         (0.15)             0.00          (0.53)         9.67      2.29          304      2.01+(g)      6.33+       695

     0.00          0.00              0.00          (0.35)         8.68      7.63        1,538      2.13+(g)      7.71+       531
     0.00          0.00             (0.40)         (1.14)         8.40     11.74          792      2.08 (g)      8.52        902
     0.00          0.00              0.00          (0.78)         8.61     26.49          249      2.04 (g)      9.87        328
     0.00          0.00             (0.05)         (0.82)         7.51    (13.57)         229      2.00          9.79        315
     0.00         (0.15)             0.00          (0.53)         9.67      2.29          136      2.01+(g)      6.11+       695


$    0.00      $   0.00      $       0.00       $  (0.23)      $ 10.43      3.34%   $ 100,403      0.96%+(k)     4.35%+      168%
     0.00          0.00             (0.21)         (0.75)        10.32     10.82       84,631      0.99 (k)      5.28        417
     0.00         (0.15)             0.00          (0.74)        10.03      1.50       54,299      1.19 (k)      5.75        330
     0.00         (0.10)            (0.25)         (0.88)        10.63      7.43       29,009      0.95          4.87        376
     0.00         (0.31)             0.00          (0.90)        10.74     12.14        9,582      0.95          5.88        280
     0.00          0.00              0.00          (0.05)        10.41     (1.21)         704      0.97+(k)      4.95+       984

(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.83%.
(f) Ratio of expenses to average net assets excluding interest expense is 1.25%.
(g) Ratio of expenses to average net assets excluding interest expense is 2.00%.
(h) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(i) Ratio of expenses to average net assets excluding interest expense is 1.05%.
(j) Ratio of expenses to average net assets excluding interest expense is 1.80%.
(k) Ratio of expenses to average net assets excluding interest expense is 0.95%.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 133


                                                                                           Net Realized /   Total        Dividends
                                                          Net Asset Value                  Unrealize Gain   Income from  from Net
                                                          Beginning of     Net Investment  (Loss) on        Investment   Investments
Selected Per Share Data for the Year or Period Ended:     Period           Income (Loss)   Investments      Operations   Income
                                                          --------------------------------------------------------------------------
Foreign Bond Fund (cont)
   Class B
     09/30/2001 *                                         $    10.32        $ 0.19 (a)     $ 0.11 (a)       $   0.30      $ (0.19)
     03/31/2001                                                10.03          0.46 (a)       0.50 (a)           0.96        (0.46)
     03/31/2000                                                10.63          0.51 (a)      (0.45)(a)           0.06        (0.51)
     03/31/1999                                                10.74          0.46 (a)       0.24 (a)           0.70        (0.46)
     03/31/1998                                                10.41          0.53 (a)       0.61 (a)           1.14        (0.50)
     01/20/1997 - 03/31/1997                                   10.59          0.58          (0.72)             (0.14)       (0.04)
   Class C
     09/30/2001 *                                              10.32          0.19 (a)       0.11 (a)           0.30        (0.19)
     03/31/2001                                                10.03          0.46 (a)       0.50 (a)           0.96        (0.46)
     03/31/2000                                                10.63          0.51 (a)      (0.45)(a)           0.06        (0.51)
     03/31/1999                                                10.74          0.45 (a)       0.24 (a)           0.69        (0.45)
     03/31/1998                                                10.41          0.52 (a)       0.62 (a)           1.14        (0.50)
     01/20/1997 - 03/31/1997                                   10.59          0.58          (0.72)             (0.14)       (0.04)

Global Bond Fund II
   Class A
     09/30/2001 *                                         $     9.61        $ 0.21 (a)     $ 0.16 (a)       $   0.37      $ (0.21)
     03/31/2001                                                 9.41          0.52 (a)       0.50 (a)           1.02        (0.52)
     03/31/2000                                                 9.89          0.52 (a)      (0.46)(a)           0.06        (0.51)
     03/31/1999                                                 9.92          0.48 (a)       0.06 (a)           0.54        (0.48)
     03/31/1998                                                10.84          0.64 (a)       0.51 (a)           1.15         0.00
     10/01/1996 - 03/31/1997                                   10.96          0.66          (0.16)              0.50        (0.22)
   Class B
     09/30/2001 *                                               9.61          0.17 (a)       0.16 (a)           0.33        (0.17)
     03/31/2001                                                 9.41          0.45 (a)       0.50 (a)           0.95        (0.45)
     03/31/2000                                                 9.89          0.45 (a)      (0.46)(a)          (0.01)       (0.44)
     03/31/1999                                                 9.92          0.41 (a)       0.06 (a)           0.47        (0.41)
     03/31/1998                                                10.84          0.66 (a)       0.41 (a)           1.07         0.00
     10/01/1996 - 03/31/1997                                   10.96          0.62          (0.16)              0.46        (0.18)
   Class C
     09/30/2001 *                                               9.61          0.17 (a)       0.16 (a)           0.33        (0.17)
     03/31/2001                                                 9.41          0.45 (a)       0.50 (a)           0.95        (0.45)
     03/31/2000                                                 9.89          0.45 (a)      (0.46)(a)          (0.01)       (0.44)
     03/31/1999                                                 9.92          0.41 (a)       0.06 (a)           0.47        (0.41)
     03/31/1998                                                10.84          0.55 (a)       0.52 (a)           1.07         0.00
     10/01/1996 - 03/31/1997                                   10.96          0.62          (0.16)              0.46        (0.18)

GNMA Fund
   Class A
     09/30/2001 *                                         $    10.44        $ 0.33 (a)     $ 0.35 (a)       $   0.68      $ (0.33)
     11/30/2000 - 03/31/2001                                   10.13          0.21 (a)       0.31 (a)           0.52        (0.21)
   Class B
     05/31/2001 - 09/30/2001 *                                 10.43          0.18 (a)       0.36 (a)           0.54        (0.18)
   Class C
     05/31/2001 - 09/30/2001 *                                 10.43          0.18 (a)       0.36 (a)           0.54        (0.18)

High Yield Fund
   Class A
     09/30/2001 *                                         $     9.88        $ 0.39 (a)     $(0.68)(a)       $  (0.29)     $ (0.39)
     03/31/2001                                                10.22          0.87 (a)      (0.34)(a)           0.53        (0.86)
     03/31/2000                                                11.23          0.89 (a)      (1.01)(a)          (0.12)       (0.88)
     03/31/1999                                                11.66          0.91 (a)      (0.43)(a)           0.48        (0.90)
     03/31/1998                                                11.10          0.93 (a)       0.66 (a)           1.59        (0.94)
     01/13/1997 - 03/31/1997                                   11.18          0.17          (0.05)              0.12        (0.20)

* Unaudited
+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 1.70%.

134 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Dividends in      Distributions         Distributions in
Excess of Net     from Net              Excess of Net
Investment        Realized Capital      Realized Capital     Total              Net Asset Value
Income            Gains                 Gains                Distributions      End of Period        Total Return
-----------------------------------------------------------------------------------------------------------------
$   0.00          $   0.00              $   0.00             $   (0.19)          $  10.43                2.95%
    0.00              0.00                 (0.21)                (0.67)             10.32                9.94
    0.00             (0.15)                 0.00                 (0.66)             10.03                0.72
    0.00             (0.10)                (0.25)                (0.81)             10.63                6.69
    0.00             (0.31)                 0.00                 (0.81)             10.74               11.29
    0.00              0.00                  0.00                 (0.04)             10.41               (1.34)

    0.00              0.00                  0.00                 (0.19)             10.43                2.95
    0.00              0.00                 (0.21)                (0.67)             10.32                9.96
    0.00             (0.15)                 0.00                 (0.66)             10.03                0.73
    0.00              0.10)                (0.25)                (0.80)             10.63                6.63
    0.00             (0.31)                 0.00                 (0.81)             10.74               11.29
    0.00              0.00                  0.00                 (0.04)             10.41               (1.32)

$   0.00          $   0.00              $   0.00             $   (0.21)          $   9.77                3.89%
    0.00             (0.08)                (0.22)                (0.82)              9.61               11.43
   (0.01)            (0.02)                 0.00                 (0.54)              9.41                0.71
    0.00             (0.01)                (0.08)                (0.57)              9.89                5.65
   (0.54)            (1.53)                 0.00                 (2.07)              9.92               11.21
    0.00             (0.40)                 0.00                 (0.62)             10.84                4.55

    0.00              0.00                  0.00                 (0.17)              9.77                3.50
    0.00             (0.08)                (0.22)                (0.75)              9.61               10.60
   (0.01)            (0.02)                 0.00                 (0.47)              9.41               (0.05)
    0.00             (0.01)                (0.08)                (0.50)              9.89                4.85
   (0.46)            (1.53)                 0.00                 (1.99)              9.92               10.39
    0.00             (0.40)                 0.00                 (0.58)             10.84                4.17

    0.00              0.00                  0.00                 (0.17)              9.77                3.51
    0.00             (0.08)                (0.22)                (0.75)              9.61               10.60
   (0.01)            (0.02)                 0.00                 (0.47)              9.41               (0.05)
    0.00             (0.01)                (0.08)                (0.50)              9.89                4.82
   (0.46)            (1.53)                 0.00                 (1.99)              9.92               10.39
    0.00             (0.40)                 0.00                 (0.58)             10.84                4.17

$   0.00          $   0.00              $   0.00             $   (0.33)          $  10.79                6.60%
    0.00              0.00                  0.00                 (0.21)             10.44                5.68

    0.00              0.00                  0.00                 (0.18)             10.79                6.13

    0.00              0.00                  0.00                 (0.18)             10.79                6.17


$   0.00          $   0.00              $   0.00             $   (0.39)          $   9.20               (3.01)%
   (0.01)             0.00                  0.00                 (0.87)              9.88                5.44
   (0.01)             0.00                  0.00                 (0.89)             10.22               (1.15)
   (0.01)             0.00                  0.00                 (0.91)             11.23                4.32
    0.00              0.00                 (0.09)                (1.03)             11.66               14.80
    0.00              0.00                  0.00                 (0.20)             11.10                1.06

                                       Ratio of Net
                      Ratio of         Investment
                      Expenses to      Income (Loss)
Net Assets End        Average Net      to Average         Portfolio
of Period (000s)      Assets           Net Assets         Turnover Rate
-----------------------------------------------------------------------
$     32,171             1.70%+             3.62%+             168%
      28,747             1.74 (b)           4.57               417
      24,402             1.91 (b)           5.00               330
      21,256             1.70               4.14               376
      10,631             1.70               5.13               280
       1,221             1.75+(b)           3.73+              984

      41,438             1.70+              3.61+              168
      35,337             1.74 (b)           4.57               417
      30,214             1.91 (b)           5.01               330
      29,584             1.70               4.16               376
      17,080             1.70               5.13               280
       1,788             1.76+(b)           4.09+              984

$      3,907             0.95%+             4.26%+             146%
       2,747             0.98 (c)           5.46               422
       2,279             0.98 (c)           5.45               290
       2,728             0.95               5.07               236
       6,816             0.95               5.88               369
       7,652             2.05+(c)           5.60+              307

       5,709             1.70+              3.55+              146
       5,243             1.73 (b)           4.73               422
       4,590             1.73 (b)           4.72               290
       4,909             1.70               4.16               236
       4,473             1.70               5.12               369
       3,925             2.57+(b)           4.22+              307

       6,742             1.70+              3.54+              146
       5,208             1.73 (b)           4.75               422
       5,254             1.73 (b)           4.71               290
       5,863             1.70               4.16               236
       6,096             1.70               5.12               369
       5,323             2.43+(b)           4.14+              307

$      5,956             1.00%+             6.17%+             587%
          11             0.65+(e)           6.11+              808

       3,290             1.75+              4.99+              587

       4,768             1.75+              4.99+              587

$    295,186             0.90%+             8.02%+              41%
     262,572             0.90               8.62                53
     187,039             0.90               8.23                39
     155,466             0.90               7.94                39
      70,858             0.90               8.02                37
      28,873             0.92+(d)           8.28+               67

(c) Ratio of expenses to average net assets excluding interest expense is 0.95%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(e) The accrual of expenses reflect Advisory fees of 0.25% and Administrative fees of 0.40%.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 135

                                                                                  Net Realized /
                                               Net Asset Value                    Unrealize Gain   Total Income      Dividends from
Selected Per Share Data for the                Beginning of      Net Investment   (Loss) on        from Investment   Net Investment
Year or Period Ended:                          Period            Income (Loss)    Investment       Operations        Income
                                               ------------------------------------------------------------------------------------
High Yield Fund (cont)
   Class B
     09/30/2001 *                              $     9.88            0.35 (a)     $   (0.67)(a)       $   (0.32)      $    (0.36)
     03/31/2001                                     10.22            0.79 (a)         (0.33)(a)            0.46            (0.79)
     03/31/2000                                     11.23            0.81 (a)         (1.01)(a)           (0.20)           (0.80)
     03/31/1999                                     11.66            0.82 (a)         (0.43)(a)            0.39            (0.81)
     03/31/1998                                     11.10            0.84 (a)          0.66 (a)            1.50            (0.85)
     01/13/1997 - 03/31/1997                        11.18            0.15             (0.05)               0.10            (0.18)
   Class C
     09/30/2001 *                                    9.88            0.35 (a)         (0.67)(a)           (0.32)           (0.36)
     03/31/2001                                     10.22            0.79 (a)         (0.33)(a)            0.46            (0.79)
     03/31/2000                                     11.23            0.81 (a)         (1.01)(a)            0.20            (0.80)
     03/31/1999                                     11.66            0.82 (a)         (0.43)(a)            0.39            (0.81)
     03/31/1998                                     11.10            0.85 (a)          0.65 (a)            1.50            (0.85)
     01/13/1997 - 03/31/1997                        11.18            0.15             (0.05)               0.10            (0.18)

Long-Term U.S. Government Fund
   Class A
     09/30/2001 *                              $    10.65        $   0.32 (a)     $    0.27 (a)       $    0.59       $    (0.32)
     03/31/2001                                      9.79            0.34 (a)          1.09 (a)            1.43            (0.57)
     03/31/2000                                     10.30            0.58 (a)         (0.51)(a)            0.07            (0.58)
     03/31/1999                                     10.57            0.59 (a)          0.20 (a)            0.79            (0.60)
     03/31/1998                                      9.39            0.48 (a)          1.34 (a)            1.82            (0.58)
     01/20/1997 - 03/31/1997                         9.67            0.32             (0.47)              (0.15)           (0.13)
   Class B
     09/30/2001 *                                   10.65            0.28 (a)          0.27 (a)            0.55            (0.28)
     03/31/2001                                      9.79            0.65 (a)          0.71 (a)            1.36            (0.50)
     03/31/2000                                     10.30            0.50 (a)         (0.50)(a)            0.00            (0.51)
     03/31/1999                                     10.57            0.51 (a)          0.20 (a)            0.71            (0.52)
     03/31/1998                                      9.39            0.39 (a)          1.35 (a)            1.74            (0.50)
     01/20/1997 - 03/31/1997                         9.67            0.29             (0.47)              (0.18)           (0.10)
   Class C
     09/30/2001 *                                   10.65            0.28 (a)          0.27 (a)            0.55            (0.28)
     03/31/2001                                      9.79            0.92 (a)          0.44 (a)            1.36            (0.50)
     03/31/2000                                     10.30            0.51 (a)         (0.51)(a)            0.00            (0.51)
     03/31/1999                                     10.57            0.50 (a)          0.21 (a)            0.71            (0.52)
     03/31/1998                                      9.39            0.39 (a)          1.35 (a)            1.74            (0.50)
     01/20/1997 - 03/31/1997                         9.67            0.29             (0.47)              (0.18)           (0.10)

Low Duration Fund
   Class A
     09/30/2001 *                              $    10.03        $   0.27 (a)     $    0.18 (a)       $    0.45       $    (0.28)
     03/31/2001                                      9.81            0.60 (a)          0.25 (a)            0.85            (0.61)
     03/31/2000                                     10.10            0.59 (a)         (0.29)(a)            0.30            (0.58)
     03/31/1999                                     10.18            0.60 (a)         (0.02)(a)            0.58            (0.60)
     03/31/1998                                      9.98            0.60 (a)          0.23 (a)            0.83            (0.58)
     01/13/1997 - 03/31/1997                        10.02            0.12             (0.03)               0.09            (0.12)
   Class B
     09/30/2001 *                                   10.03            0.24 (a)          0.17 (a)            0.41            (0.24)
     03/31/2001                                      9.81            0.53 (a)          0.24 (a)            0.77            (0.53)
     03/31/2000                                     10.10            0.51 (a)         (0.29)(a)            0.22            (0.50)
     03/31/1999                                     10.18            0.52 (a)         (0.02)(a)            0.50            (0.52)
     03/31/1998                                      9.98            0.53 (a)          0.22 (a)            0.75            (0.50)
     01/13/1997 - 03/31/1997                        10.02            0.10             (0.03)               0.07            (0.11)
   Class C
     09/30/2001 *                                   10.03            0.25 (a)          0.17 (a)            0.42            (0.25)
     03/31/2001                                      9.81            0.55 (a)          0.25 (a)            0.80            (0.56)
     03/31/2000                                     10.10            0.54 (a)         (0.29)(a)            0.25            (0.53)
     03/31/1999                                     10.18            0.55 (a)         (0.02)(a)            0.53            (0.55)
     03/31/1998                                      9.98            0.55 (a)          0.23 (a)            0.78            (0.53)
     01/13/1997 - 03/31/1997                        10.02            0.11             (0.03)               0.08            (0.11)

* Unaudited
+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.


136 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes


Dividends in           Distributions            Distributions in
Excess of Net          from Net                 Excess of Net
Investment             Realized Capital         Realized Capital          Total                 Net Asset Value
Income                 Gains                    Gains                     Distribution          End of Period
----------------------------------------------------------------------------------------------------------------
   $  0.00                 $  0.00                  $   0.00                 $ (0.36)             $   9.20
     (0.01)                   0.00                      0.00                   (0.80)                 9.88
     (0.01)                   0.00                      0.00                   (0.81)                10.22
     (0.01)                   0.00                      0.00                   (0.82)                11.23
      0.00                    0.00                     (0.09)                  (0.94)                11.66
      0.00                    0.00                      0.00                   (0.18)                11.10

      0.00                    0.00                      0.00                   (0.36)                 9.20
     (0.01)                   0.00                      0.00                   (0.80)                 9.88
     (0.01)                   0.00                      0.00                   (0.81)                10.22
     (0.01)                   0.00                      0.00                   (0.82)                11.23
      0.00                    0.00                     (0.09)                  (0.94)                11.66
      0.00                    0.00                      0.00                   (0.18)                11.10


   $  0.00                 $  0.00                  $   0.00                 $ (0.32)             $  10.92
      0.00                    0.00                      0.00                   (0.57)                10.65
      0.00                    0.00                      0.00                   (0.58)                 9.79
      0.00                    0.00                     (0.46)                  (1.06)                10.30
      0.00                   (0.06)                     0.00                   (0.64)                10.57
      0.00                    0.00                      0.00                   (0.13)                 9.39

      0.00                    0.00                      0.00                   (0.28)                10.92
      0.00                    0.00                      0.00                   (0.50)                10.65
      0.00                    0.00                      0.00                   (0.51)                 9.79
      0.00                    0.00                     (0.46)                  (0.98)                10.30
      0.00                   (0.06)                     0.00                   (0.56)                10.57
      0.00                    0.00                      0.00                   (0.10)                 9.39

      0.00                    0.00                      0.00                   (0.28)                10.92
      0.00                    0.00                      0.00                   (0.50)                10.65
      0.00                    0.00                      0.00                   (0.51)                 9.79
      0.00                    0.00                     (0.46)                  (0.98)                10.30
      0.00                   (0.06)                     0.00                   (0.56)                10.57
      0.00                    0.00                      0.00                   (0.10)                 9.39


   $  0.00                 $  0.00                  $   0.00                 $ (0.28)             $  10.20
     (0.02)                   0.00                      0.00                   (0.63)                10.03
     (0.01)                   0.00                      0.00                   (0.59)                 9.81
      0.00                   (0.01)                    (0.05)                  (0.66)                10.10
     (0.02)                  (0.03)                     0.00                   (0.63)                10.18
     (0.01)                   0.00                      0.00                   (0.13)                 9.98

      0.00                    0.00                      0.00                   (0.24)                10.20
     (0.02)                   0.00                      0.00                   (0.55)                10.03
     (0.01)                   0.00                      0.00                   (0.51)                 9.81
      0.00                   (0.01)                    (0.05)                  (0.58)                10.10
     (0.02)                  (0.03)                     0.00                   (0.55)                10.18
      0.00                    0.00                      0.00                   (0.11)                 9.98

      0.00                    0.00                      0.00                   (0.25)                10.20
     (0.02)                   0.00                      0.00                   (0.58)                10.03
     (0.01)                   0.00                      0.00                   (0.54)                 9.81
      0.00                   (0.01)                    (0.05)                  (0.61)                10.10
     (0.02)                  (0.03)                     0.00                   (0.58)                10.18
     (0.01)                   0.00                      0.00                   (0.12)                 9.98
                                                                 Ratio of Net
                                              Ratio of           Investment
                                              Expenses to        Income (Loss)
                      Net Assets end          Average Net        to Average          Portfolio
  Total Return        of Period (000s)        Assets             Net Assets          Turnover Rate
--------------------------------------------------------------------------------------------------
    (3.37)%            $   351,454              1.65%+               7.28%+                41%
     4.66                  327,367              1.65                 7.90                  53
    (1.89)                 303,333              1.65                 7.48                  39
     3.54                  286,198              1.65                 7.21                  39
    13.94                  156,099              1.65                 7.27                  37
     0.86                   60,269              1.67+(b)             7.52+                 67

    (3.37)                 390,114              1.65+                7.29+                 41
     4.66                  373,530              1.65                 7.90                  53
    (1.89)                 341,953              1.65                 7.49                  39
     3.55                  370,861              1.65                 7.24                  39
    13.95                  284,836              1.65                 7.36                  37
     0.88                  205,297              1.68+(b)             7.56+                 67


     5.67%             $   107,838              0.90%+               5.96%+               320%
    15.07                   79,477              0.97 (d)             3.36                1046
     0.86                   42,773              0.99 (d)             5.96                 320
     7.34                   29,809              1.34 (d)             5.33                 364
    19.78                    6,161              0.91 (d)             4.49                 177
    (1.72)                   1,204              1.12+(d)             6.91+                402

     5.28                   67,911              1.65+                5.22+                320%
    14.22                   54,374              1.70 (b)             6.40                1046
     0.11                   34,301              1.72 (b)             5.16                 320
     6.51                   37,946              2.13 (b)             4.53                 364
    18.85                    7,516              1.66 (b)             4.64                 177
    (1.92)                     454              1.87+(b)             4.95+                402

     5.28                   42,948              1.65+                5.23+                320
    14.24                   35,675              1.71 (b)             9.01                1046
     0.11                   20,955              1.71 (b)             5.16                 320
     6.52                   31,653              2.16 (b)             4.50                 364
    18.86                    7,258              1.66 (b)             4.64                 177
    (1.83)                     275              1.88+(b)             5.52+                402


     4.53%             $   417,930              0.90%+               5.41%+               269%
     8.93                  273,994              0.96 (d)             6.07                 348
     3.07                  235,413              0.98 (d)             5.91                  82
     5.86                  191,727              0.90                 5.85                 245
     8.49                  109,531              0.90                 5.93                 309
     0.85                   59,348              0.91+(d)             5.84+                240

     4.14                  123,972              1.65+                4.69+                269
     8.12                   88,585              1.71 (b)             5.32                 348
     2.30                   73,121              1.73 (b)             5.16                  82
     5.07                   65,160              1.65                 5.03                 245
     7.68                   17,624              1.65                 5.16                 309
     0.68                    5,296              1.67+(b)             5.03+                240

     4.27                  186,865              1.40+                4.91+                269
     8.39                  119,062              1.46 (c)             5.58                 348
     2.55                  110,447              1.48 (c)             5.42                  82
     5.33                  112,229              1.40                 5.35                 245
     8.01                   68,766              1.40                 5.46                 309
     0.75                   63,606              1.42+(c)             5.36+                240

(b)Ratio of expenses to average net assets excluding interest expense is 1.65%.
(c)Ratio of expenses to average net assets excluding interest expense is 1.40%.
(d)Ratio of expenses to average net assets excluding interest expense is 0.90%.

                    See accompanying|9.30.01| PIMCO Funds Semi-Annual Report 137

                                                                                        Net Realized /                   Dividends
                                                       Net Asset Value                  Unrealized Gain  Total Income    Net
                                                       Beginning of     Net Investment  (Loss) on        from Investment Investment
Selected Per Share Data for the Year of Period Ended   Period           Income (Loss)   Investments      Operations      Income
                                                       ----------------------------------------------------------------------------
Money Market Fund
   Class A
     09/30/2001*                                       $  1.00          $    0.02 (a)     $   0.00       $     0.02      $   (0.02)
     03/31/2001                                           1.00               0.06 (a)         0.00 (a)         0.06          (0.06)
     03/31/2000                                           1.00               0.05 (a)         0.00 (a)         0.05          (0.05)
     03/31/1999                                           1.00               0.05 (a)         0.00 (a)         0.05          (0.05)
     03/31/1998                                           1.00               0.05 (a)         0.00 (a)         0.05          (0.05)
     03/13/1997 - 03/31/1997                              1.00               0.01             0.00             0.01          (0.01)
   Class B
     09/30/2001 *                                         1.00               0.01 (a)         0.00 (a)         0.01          (0.01)
     03/31/2001                                           1.00               0.05 (a)         0.00 (a)         0.05          (0.05)
     03/31/2000                                           1.00               0.04 (a)         0.00 (a)         0.04          (0.04)
     03/31/1999                                           1.00               0.04 (a)         0.00 (a)         0.04          (0.04)
     03/31/1998                                           1.00               0.04 (a)         0.00 (a)         0.04          (0.04)
     01/13/1997 - 03/31/1997                              1.00               0.01             0.00             0.01          (0.01)
   Class C
     09/30/2001 *                                         1.00               0.02 (a)         0.00 (a)         0.02      $   (0.02)
     03/31/2001                                           1.00               0.06 (a)         0.00 (a)         0.06          (0.06)
     03/31/2000                                           1.00               0.05 (a)         0.00 (a)         0.05          (0.05)
     03/31/1999                                           1.00               0.05 (a)         0.00 (a)         0.05          (0.05)
     03/31/1998                                           1.00               0.05 (a)         0.00 (a)         0.05          (0.05)
     01/13/1997 - 03/31/1997                              1.00               0.01             0.00             0.01          (0.01)

Municipal Bond Fund
   Class A
     09/30/2001 *                                      $ 10.02          $    0.22 (a)     $   0.21 (a)   $     0.43      $   (0.23)
     03/31/2001                                           9.47               0.44 (a)         0.55 (a)         0.99          (0.44)
     03/31/2000                                          10.12               0.43 (a)        (0.65)(a)        (0.22)         (0.43)
     03/31/1999                                           9.97               0.41 (a)         0.15 (a)         0.56          (0.41)
   Class B
     09/30/2001 *                                        10.02               0.19 (a)         0.20 (a)         0.39          (0.19)
     03/31/2001                                           9.47               0.37 (a)         0.55 (a)         0.92          (0.37)
     03/31/2000                                          10.12               0.36 (a)        (0.65)(a)        (0.29)         (0.36)
     03/31/1999                                           9.97               0.34 (a)         0.14 (a)         0.48          (0.33)
   Class C
     09/30/2001 *                                        10.02               0.20 (a)         0.20 (a)         0.40          (0.20)
     03/31/2001                                           9.47               0.39 (a)         0.55 (a)         0.94          (0.39)
     03/31/2000                                          10.12               0.38 (a)        (0.65)(a)        (0.27)         (0.38)
     03/31/1999                                           9.97               0.36 (a)         0.15 (a)         0.51          (0.36)

New York Municipal Bond Fund
   Class A
     09/30/2001 *                                      $ 10.64          $    0.22 (a)     $   0.18 (a)   $     0.40      $   (0.22)
     03/31/2001                                           9.94               0.43 (a)         0.77 (a)         1.20          (0.41)
     10/19/1999 - 03/31/2000                              9.90               0.16 (a)         0.07 (a)         0.23          (0.17)

Real Return Fund
   Class A
     09/30/2001 *                                      $ 10.40          $    0.27 (a)     $   0.17 (a)   $     0.44      $   (0.33)
     03/31/2001                                           9.92               0.71 (a)         0.61 (a)         1.32          (0.76)
     03/31/2000                                           9.83               0.64 (a)         0.11 (a)         0.75          (0.64)
     03/31/1999                                           9.77               0.43 (a)         0.14 (a)         0.57          (0.45)
     03/31/1998                                           9.93               0.40 (a)         0.03 (a)         0.43          (0.42)
     01/29/1997 - 03/31/1997                             10.00               0.11 (a)        (0.10)(a)         0.01          (0.08)

* Unaudited
+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.88%. (c) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(d) Ratio of expenses to average net assets excluding interest expense is 1.60%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.90%.


138 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Dividends in  Distributions    Distributions in
Excess of Net from Net         Excess of Net
Investment    Realized Capital Realized Capital Total          Net Asset Value
Income        Gains            Gains            Distributions  End of Period
------------------------------------------------------------------------------
$  0.00       $  0.00          $   0.00         $  (0.02)      $     1.00
   0.00          0.00              0.00            (0.06)            1.00
   0.00          0.00              0.00            (0.05)            1.00
   0.00          0.00              0.00            (0.05)            1.00
   0.00          0.00              0.00            (0.05)            1.00
   0.00          0.00              0.00            (0.01)            1.00

   0.00          0.00              0.00            (0.01)            1.00
   0.00          0.00              0.00            (0.05)            1.00
   0.00          0.00              0.00            (0.04)            1.00
   0.00          0.00              0.00            (0.04)            1.00
   0.00          0.00              0.00            (0.04)            1.00
   0.00          0.00              0.00            (0.01)            1.00

   0.00          0.00              0.00            (0.02)            1.00
   0.00          0.00              0.00            (0.06)            1.00
   0.00          0.00              0.00            (0.05)            1.00
   0.00          0.00              0.00            (0.05)            1.00
   0.00          0.00              0.00            (0.05)            1.00
   0.00          0.00              0.00            (0.01)            1.00

$  0.00       $  0.00          $   0.00         $  (0.23)      $    10.22
   0.00          0.00              0.00            (0.44)           10.02
   0.00          0.00              0.00            (0.43)            9.47
   0.00          0.00              0.00            (0.41)           10.12

   0.00          0.00              0.00            (0.19)           10.22
   0.00          0.00              0.00            (0.37)           10.02
   0.00          0.00              0.00            (0.36)            9.47
   0.00          0.00              0.00            (0.33)           10.12

   0.00          0.00              0.00            (0.20)           10.22
   0.00          0.00              0.00            (0.39)           10.02
   0.00          0.00              0.00            (0.38)            9.47
   0.00          0.00              0.00            (0.36)           10.12

$  0.00       $  0.00          $   0.00         $  (0.22)      $    10.82
   0.00         (0.09)             0.00            (0.50)           10.64
   0.00         (0.02)             0.00            (0.19)            9.94

$  0.00       $  0.00          $   0.00         $  (0.33)      $    10.51
   0.00         (0.08)             0.00            (0.84)           10.40
   0.00         (0.02)             0.00            (0.66)            9.92
  (0.06)         0.00              0.00            (0.51)            9.83
  (0.03)        (0.14)             0.00            (0.59)            9.77
   0.00          0.00              0.00            (0.08)            9.93

                                                Ratio of Net
                                  Ratio of      Investment
                                  Expenses to   Income(Loss)
                Net Assets End    Average Net   to Average    Portfolio
Total Return    of Period (000s)  Assets        Net Assets    Turnover Rate
---------------------------------------------------------------------------
   1.81%              61,716         0.60%+       3.55%+         N/A
   5.94               58,940         0.60         5.85           N/A
   4.92              101,734         0.60         4.90           N/A
   4.76              105,200         0.60         4.78           N/A
   5.10               41,375         0.60         5.02           N/A
   1.01               43,589         0.57+        4.44+          N/A

   1.35               48,767         1.50+        2.64+          N/A
   5.02               38,286         1.50         4.87           N/A
   3.99               25,507         1.50         4.05           N/A
   4.03               14,968         1.50         3.79           N/A
   4.21                2,937         1.50         4.15           N/A
   0.83                3,143         1.41+        3.62+          N/A

   1.81              116,829         0.60+        3.54+          N/A
   5.94              108,549         0.60         5.77           N/A
   4.95               99,475         0.60         4.78           N/A
   4.85               86,159         0.60         4.79           N/A
   5.14               55,696         0.60         5.05           N/A
   1.02               85,398         0.58+        4.47+          N/A

   4.32%        $     15,968         0.85%+       4.43%+          48%
  10.74               11,381         0.85         4.52           306
  (2.16)               8,666         0.85         4.44           145
   5.67                7,020         0.86 (c)     4.10            70

   3.93               11,988         1.60+        3.71+           48
   9.92                8,513         1.60         3.79           306
  (2.89)               5,314         1.60         3.69           145
   4.88                6,070         1.61 (d)     3.33            70

   4.06               38,008         1.35+        3.97+           48
  10.20               30,539         1.35         4.06           306
  (2.64)              28,674         1.35         3.94           145
   5.13               37,913         1.35         3.60            70

   3.74%        $      1,462         0.85%+       4.04%+         106%
  12.38                  186         0.86 (c)     4.15           973
   2.30                   10         0.89+(b)(c)  3.68+          270

   4.34%        $    299,468         0.90%+       5.10%+          29%
  13.97               95,899         0.94 (e)     7.03           202
   7.93               17,676         0.93 (e)     6.57           253
   5.99                6,250         0.92 (e)     4.40           438
   4.12                  370         0.92 (e)     4.06           967
   0.15                    1         0.90+        6.14+          160

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 139

                                                                                                                        Dividends
                                                                                       Net Realized /                   from
                                                       Net Asset Value                 Unrealized Gain Total Income     Net
                                                       Beginning of    Net Investment  (Loss) on       from Investment  Investment
Selected Per Share Data for the Year or Period Ended:  Period          Income (Loss)   Investment      Operations       Income
                                                       --------------- --------------  --------------- ---------------  ----------
Real Return Fund (cont)
   Class B
     09/30/2001 *                                      $10.40          $    0.21 (a)   $    0.19 (a)   $    0.40        $   (0.29)
     03/31/2001                                          9.92               0.64 (a)        0.60 (a)        1.24            (0.68)
     03/31/2000                                          9.83               0.57 (a)        0.11 (a)        0.68            (0.57)
     03/31/1999                                          9.77               0.37 (a)        0.12 (a)        0.49            (0.38)
     03/31/1998                                          9.93               0.33 (a)        0.03 (a)        0.36            (0.36)
     01/29/1997 - 03/31/1997                            10.00               0.09           (0.10)          (0.01)           (0.06)
   Class C
     09/30/2001 *                                       10.40               0.24 (a)        0.18 (a)        0.42            (0.31)
     03/31/2001                                          9.92               0.68 (a)        0.59 (a)        1.27            (0.71)
     03/31/2000                                          9.83               0.58 (a)        0.12 (a)        0.70            (0.59)
     03/31/1999                                          9.77               0.44 (a)        0.08 (a)        0.52            (0.40)
     03/31/1998                                          9.93               0.35 (a)        0.04 (a)        0.39            (0.38)
     01/29/1997 - 03/31/1997                            10.00               0.09           (0.10)          (0.01)           (0.06)

Short-Term Fund
   Class A
     09/30/2001 *                                      $10.03          $    0.20 (a)   $    0.07 (a)   $    0.27        $   (0.24)
     03/31/2001                                          9.95               0.60 (a)        0.10 (a)        0.70            (0.60)
     03/31/2000                                         10.03               0.55 (a)       (0.09)(a)        0.46            (0.54)
     03/31/1999                                         10.06               0.53 (a)       (0.02)(a)        0.51            (0.53)
     03/31/1998                                         10.00               0.55 (a)        0.09 (a)        0.64            (0.56)
     01/20/1997 - 03/31/1997                            10.04               0.10           (0.03)           0.07            (0.10)
   Class B
     09/30/2001 *                                       10.03               0.20 (a)        0.03 (a)        0.23            (0.20)
     03/31/2001                                          9.95               0.53 (a)        0.10 (a)        0.63            (0.53)
     03/31/2000                                         10.03               0.48 (a)       (0.09)(a)        0.39            (0.47)
     03/31/1999                                         10.06               0.45 (a)       (0.02)(a)        0.43            (0.45)
     03/31/1998                                         10.00               0.50 (a)        0.08 (a)        0.58            (0.50)
     01/20/1997 - 03/31/1997                            10.04               0.09           (0.03)           0.06            (0.10)
   Class C
     09/30/2001 *                                       10.03               0.19 (a)        0.06 (a)        0.25            (0.22)
     03/31/2001                                          9.95               0.57 (a)        0.10 (a)        0.67            (0.57)
     03/31/2000                                         10.03               0.52 (a)       (0.09)(a)        0.43            (0.51)
     03/31/1999                                         10.06               0.50 (a)       (0.02)(a)        0.48            (0.50)
     03/31/1998                                         10.00               0.54 (a)        0.07 (a)        0.61            (0.53)
     01/20/1997 - 03/31/1997                            10.04               0.09           (0.03)           0.06            (0.10)

StocksPLUS Fund
   Class A
     09/30/2001 *                                      $10.10          $   (0.04)(a)   $   (0.92)(a)   $   (0.96)       $   (0.10)
     03/31/2001                                         14.06              (0.01)(a)       (2.80)(a)       (2.81)           (0.24)
     03/31/2000                                         14.26               1.05 (a)        1.27 (a)        2.32            (1.04)
     03/31/1999                                         14.06               0.93 (a)        1.29 (a)        2.22            (0.78)
     03/31/1998                                         11.46               1.66 (a)        3.41 (a)        5.07            (1.38)
     01/20/1997 - 03/31/1997                            11.91              (0.10)          (0.20)          (0.30)           (0.15)
   Class B
     09/30/2001 *                                        9.98              (0.06)(a)       (0.91)(a)       (0.97)           (0.09)
     03/31/2001                                         13.96              (0.09)(a)       (2.79)(a)       (2.88)           (0.19)
     03/31/2000                                         14.18               0.90 (a)        1.30 (a)        2.20            (0.94)
     03/31/1999                                         14.01               0.84 (a)        1.26 (a)        2.10            (0.69)
     03/31/1998                                         11.44               1.61 (a)        3.35 (a)        4.96            (1.30)
     01/20/1997 - 03/31/1997                            11.91              (0.13)          (0.20)          (0.33)           (0.14)

 * Unaudited
 + Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c) Ratio of expenses to average net assets excluding interest expense is 1.60%.
(d) Ratio of expenses to average net assets excluding interest expense is 1.15%.

140 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Dividends in            Distributions          Distributions
Excess of Net           from Net               Excess of Net
Investment              Realized Capital       Realized Capital          Total                  Net Asset Value
Income                  Gains                  Gains                     Distributions          End of Period
----------------------------------------------------------------------------------------------------------------
$  0.00                    $  0.00                 $ 0.00                 $ (0.29)                 $ 10.51
   0.00                      (0.08)                  0.00                   (0.76)                   10.40
   0.00                      (0.02)                  0.00                   (0.59)                    9.92
  (0.05)                      0.00                   0.00                   (0.43)                    9.83
  (0.02)                     (0.14)                  0.00                   (0.52)                    9.77
   0.00                       0.00                   0.00                   (0.06)                    9.93

   0.00                       0.00                   0.00                   (0.31)                   10.51
   0.00                      (0.08)                  0.00                   (0.79)                   10.40
   0.00                      (0.02)                  0.00                   (0.61)                    9.92
  (0.06)                      0.00                   0.00                   (0.46)                    9.83
  (0.03)                     (0.14)                  0.00                   (0.55)                    9.77
   0.00                       0.00                   0.00                   (0.06)                    9.93


$  0.00                    $  0.00                 $ 0.00                 $ (0.24)                 $ 10.06
   0.00                       0.00                  (0.02)                  (0.62)                   10.03
   0.00                       0.00                   0.00                   (0.54)                    9.95
   0.00                       0.00                  (0.01)                  (0.54)                   10.03
  (0.01)                     (0.01)                  0.00                   (0.58)                   10.06
  (0.01)                      0.00                   0.00                   (0.11)                   10.00

   0.00                       0.00                   0.00                   (0.20)                   10.06
   0.00                       0.00                  (0.02)                  (0.55)                   10.03
   0.00                       0.00                   0.00                   (0.47)                    9.95
   0.00                       0.00                  (0.01)                  (0.46)                   10.03
  (0.01)                     (0.01)                  0.00                   (0.52)                   10.06
   0.00                       0.00                   0.00                   (0.10)                   10.00

   0.00                       0.00                   0.00                   (0.22)                   10.06
   0.00                       0.00                  (0.02)                  (0.59)                   10.03
   0.00                       0.00                   0.00                   (0.51)                    9.95
   0.00                       0.00                  (0.01)                  (0.51)                   10.03
  (0.01)                     (0.01)                  0.00                   (0.55)                   10.06
   0.00                       0.00                   0.00                   (0.10)                   10.00


$  0.00                    $  0.00                 $ 0.00                 $ (0.10)                 $  9.04
   0.00                       0.00                  (0.91)                  (1.15)                   10.10
   0.00                      (0.97)                 (0.51)                  (2.52)                   14.06
   0.00                      (1.24)                  0.00                   (2.02)                   14.26
   0.00                      (1.09)                  0.00                   (2.47)                   14.06
   0.00                       0.00                   0.00                   (0.15)                   11.46

   0.00                       0.00                   0.00                   (0.09)                    8.92
   0.00                       0.00                  (0.91)                  (1.10)                    9.98
   0.00                      (0.97)                 (0.51)                  (2.42)                   13.96
   0.00                      (1.24)                  0.00                   (1.93)                   14.18
   0.00                      (1.09)                  0.00                   (2.39)                   14.01
   0.00                       0.00                   0.00                   (0.14)                   11.44
                                                                    Ratio of Net
                                                Ratio of            Investment
                                                Expenses to         Income (Loss)
                        Net Assets End          Average Net         to Average           Portfolio
  Total Return          of Period (000s)        Assets              Net Assets           Turnover Rate
-------------------------------------------------------------------------------------------------------
   $  3.94                $  223,031               1.65%+              4.07%+                29%
     13.12                    54,875               1.69 (e)            6.33                 202
      7.16                    11,463               1.68 (e)            5.82                 253
      5.19                     3,646               1.68 (e)            3.72                 438
      3.50                     1,496               1.67 (e)            3.32                 967
     (0.08)                      509               1.59+               3.43+                160

      4.07                   270,874               1.40+               4.50+                 29
     13.42                    81,407               1.44 (f)            6.69                 202
      7.40                    17,336               1.43 (f)            5.90                 253
      5.46                     2,534               1.43 (f)            4.49                 438
      3.73                       490               1.42 (f)            3.56                 967
     (0.07)                      148               1.62+(f)            5.13+                160


   $  2.70%               $  458,984               1.02%+(b)           3.98%+                77%
      7.23                    84,342               1.41 (b)            6.03                 121
      4.76                    75,671               1.03 (b)            5.45                  38
      5.21                    80,787               0.85                5.15                  47
      6.64                    24,182               0.85                5.48                  48
      0.66                     2,533               0.86+(b)            5.07+                 77

      2.33                     8,505               1.87+(c)            3.96+                 77
      6.44                     6,954               2.15 (c)            5.28                 121
      4.00                     6,694               1.80 (c)            4.77                  38
      4.43                     3,813               1.60                4.45                  47
      5.96                     1,258               1.60                4.97                  48
      0.58                       114               1.62+(c)            4.83+                 77

      2.54                   121,695               1.34+(d)            3.71+                 77
      6.91                    23,961               1.70 (d)            5.72                 121
      4.45                    18,935               1.34 (d)            5.17                  38
      4.91                    15,589               1.15                4.92                  47
      6.33                     6,763               1.15                5.33                  48
      0.63                     1,359               1.14+               4.78+                 77


   $ (9.62)%              $   94,941               1.05%++            (0.77)%               225%
    (21.31)                  108,332               1.05               (0.05)                270
     17.26                   160,847               1.05                7.21                  92
     17.07                   148,748               1.05                6.66                  81
     47.07                    62,970               1.05               13.34                  30
     (2.59)                    5,790               1.10+(g)          (10.69)+                47

     (9.89)                  196,051               1.80+              (1.24)+               225
    (21.91)                  240,913               1.80               (0.74)                270
     16.40                   374,171               1.80                6.27                  92
     16.21                   281,930               1.80                6.05                  81
     46.11                    99,039               1.80               12.60                  30
     (2.81)                    8,281               1.88+(h)          (15.13)+                47

(e) Ratio of expenses to average net assets excluding interest expense is 1.65%.
(f) Ratio of expenses to average net assets excluding interest expense is 1.40%.
(g) Ratio of expenses to average net assets excluding interest expense is 1.05%.
(h) Ratio of expenses to average net assets excluding interest expense is 1.80%.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 141

                                                                                       Net Realized/    Total Income
                                                      Net Asset Value                  Unrealized Gain  from          Dividends from
                                                      Beginning of     Net Investment  (Loss) on        Investment    Net Investment
Selected Per Share Data for the Year or Period Ended: Period           Income (Loss)   Investments      Operations    Income
                                                     ---------------- --------------- ---------------- ------------- ---------------
StocksPLUS Fund (cont)
 Class C
  09/30/2001 *                                        $  10.03          $  (0.06)(a)   $  (0.91)(a)     $  (0.97)      $  (0.09)
  03/31/2001                                             14.00             (0.07)(a)      (2.79)(a)        (2.86)         (0.20)
  03/31/2000                                             14.21              0.94 (a)       1.30 (a)         2.24          (0.97)
  03/31/1999                                             14.03              0.86 (a)       1.28 (a)         2.14          (0.72)
  03/31/1998                                             11.45              1.64 (a)       3.35 (a)         4.99          (1.32)
  01/20/1997 - 03/31/1997                                11.91             (0.12)(a)      (0.20)(a)        (0.32)         (0.14)

Strategic Balanced Fund
 Class A
  09/30/2001 *                                        $  10.42          $   0.15 (a)   $  (0.50)(a)     $  (0.35)      $  (0.13)
  03/31/2001                                             12.74              0.89 (a)      (1.90)(a)        (1.01)         (0.62)
  05/28/1999 -03/31/2000                                 12.80              0.64 (a)       0.48 (a)         1.12          (0.72)
 Class B
  09/30/2001 *                                           10.40              0.11 (a)      (0.51)(a)        (0.40)         (0.09)
  03/31/2001                                             12.72              0.81 (a)      (1.90)(a)        (1.09)         (0.54)
  05/28/1999 -03/31/2000                                 12.80              0.60 (a)       0.45 (a)         1.05          (0.67)
 Class C
  09/30/2001 *                                           10.37              0.11 (a)      (0.50)(a)        (0.39)         (0.09)
  03/31/2001                                             12.70              0.82 (a)      (1.92)(a)        (1.10)         (0.54)
  05/28/1999 -03/31/2000                                 12.80              0.61 (a)       0.42 (a)         1.03          (0.67)

Total Return Fund
 Class A
  09/30/2001 *                                        $  10.52           $  0.26 (a)   $   0.36 (a)     $   0.62       $  (0.27)
  03/31/2001                                              9.96              0.62 (a)       0.56 (a)         1.18          (0.60)
  03/31/2000                                             10.36              0.58 (a)      (0.40)(a)         0.18          (0.56)
  03/31/1999                                             10.62              0.58 (a)       0.16 (a)         0.74          (0.58)
  03/31/1998                                             10.27              0.58 (a)       0.63 (a)         1.21          (0.57)
  01/13/1997 - 03/31/1997                                10.40              0.12          (0.12)            0.00          (0.13)
 Class B
  09/30/2001 *                                           10.52              0.22 (a)       0.36 (a)         0.58          (0.23)
  03/31/2001                                              9.96              0.54 (a)       0.57 (a)         1.11          (0.54)
  03/31/2000                                             10.36              0.51 (a)      (0.41)(a)         0.10          (0.48)
  03/31/1999                                             10.62              0.50 (a)       0.16 (a)         0.66          (0.50)
  03/31/1998                                             10.27              0.50 (a)       0.63 (a)         1.13          (0.50)
  01/13/1997 - 03/31/1997                                10.40              0.11          (0.12)           (0.01)         (0.12)
 Class C
  09/30/2001 *                                           10.52              0.22 (a)       0.36 (a)         0.58       $  (0.23)
  03/31/2001                                              9.96              0.54 (a)       0.57 (a)         1.11          (0.54)
  03/31/2000                                             10.36              0.51 (a)      (0.41)(a)         0.10          (0.48)
  03/31/1999                                             10.62              0.50 (a)       0.16 (a)         0.66          (0.50)
  03/31/1998                                             10.27              0.51 (a)       0.63 (a)         1.14          (0.51)
  01/13/1997 - 03/31/1997                                10.40              0.11          (0.12)           (0.01)         (0.12)

Total Return Mortgage Fund
 Class A
  09/30/2001 *                                        $  10.42           $  0.23 (a)   $   0.37 (a)     $   0.60          (0.24)
  07/31/2000 - 03/31/2001                                10.02              0.39 (a)       0.57 (a)         0.96          (0.38)
 Class B
  09/30/2001 *                                           10.42              0.19 (a)       0.41 (a)         0.60          (0.24)
  07/31/2000 - 03/31/2001                                10.02              0.34 (a)       0.59 (a)         0.93          (0.35)
 Class C
  09/30/2001 *                                           10.42              0.19 (a)       0.37 (a)         0.56          (0.20)
  07/31/2000 - 03/31/2001                                10.02              0.34 (a)       0.61 (a)         0.95          (0.37)

* Unaudited
+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.



142 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes


Dividends in     Distributions   Distributions                                                                        Ratio of
Excess of Net    from Net        in Excess of                                                                         Expenses to
Investment       Realized        Net Realized     Total           Net Asset Value                   Net Assets End    Average Net
Income           Capital Gains   Capital Gains    Distributions   End of Period     Total Return    of Period (000s)  Assets
----------------------------------------------------------------------------------------------------------------------------------
$   0.00         $  0.00         $    0.00        $   (0.09)      $   8.97          $   (9.79)%     $   178,328       $  1.55%+
    0.00            0.00             (0.91)           (1.11)         10.03              (21.66)         207,945          1.55
    0.00           (0.97)            (0.51)           (2.45)         14.00               16.69          311,942          1.55
    0.00           (1.24)             0.00            (1.96)         14.21               16.48          245,088          1.55
    0.00           (1.09)             0.00            (2.41)         14.03               46.38          96,960           1.55
    0.00            0.00              0.00            (0.14)         11.45               (2.71)         11,254           1.65+(e)


$   0.00         $  0.00          $   0.00        $   (0.13)       $  9.94           $   (3.40)%    $   3,564         $  0.65%+
    0.00            0.00             (0.69)           (1.31)          10.42              (8.58)         3,660            0.86 (b)
   (0.15)          (0.31)             0.00            (1.18)          12.74               9.34          4,468            1.05+

    0.00            0.00              0.00            (0.09)           9.91              (3.87)         8,072            1.40+
    0.00            0.00             (0.69)           (1.23)          10.40              (9.28)         8,484            1.57 (b)
   (0.15)          (0.31)             0.00            (1.13)          12.72               8.61         11,604            1.80+

    0.00            0.00              0.00            (0.09)           9.89              (3.77)        14,700            1.40+
    0.00            0.00             (0.69)           (1.23)          10.37              (9.32)        14,004            1.58 (b)
   (0.15)          (0.31)             0.00            (1.13)          12.70               8.47         13,116            1.80+

$   0.00         $  0.00          $   0.00         $  (0.27)        $ 10.87               5.97%    $3,908,906            0.90%+
   (0.02)           0.00              0.00            (0.62)          10.52              12.27      3,061,033            0.96 (d)
   (0.02)           0.00              0.00            (0.58)           9.96               1.85      1,947,405            1.01 (d)
    0.00           (0.24)            (0.18)           (1.00)          10.36               7.09      1,140,606            0.90
   (0.02)          (0.27)             0.00            (0.86)          10.62              12.11        533,893            0.90
    0.00            0.00              0.00            (0.13)          10.27               0.02        115,742            0.91+(d)

    0.00            0.00              0.00            (0.23)          10.87               5.58       1,372,647           1.65+
   (0.01)           0.00              0.00            (0.55)          10.52              11.44         975,823           1.70 (c)
   (0.02)           0.00              0.00            (0.50)           9.96               1.08         654,104           1.76 (c)
    0.00           (0.24)            (0.18)           (0.92)          10.36               6.28         549,478           1.65
   (0.01)          (0.27)             0.00            (0.78)          10.62               11.26        186,932           1.65
    0.00           0.00               0.00            (0.12)          10.27               (0.10)        74,130           1.67+(c)

    0.00           0.00               0.00            (0.23)          10.87                5.58       1,532,148          1.65+
   (0.01)          0.00               0.00            (0.55)          10.52               11.44       1,103,702          1.71 (c)
   (0.02)          0.00               0.00            (0.50)           9.96                1.09         720,199          1.75 (c)
    0.00          (0.24)             (0.18)           (0.92)          10.36                6.29         715,201          1.65
   (0.01)         (0.27)              0.00            (0.79)          10.62               11.28         405,037          1.65
    0.00           0.00               0.00            (0.12)          10.27               (0.11)        329,104          1.67+(c)

$   0.00      $    0.00          $    0.00        $   (0.24)      $   10.78                5.83%    $     9,550          0.90%+
    0.00          (0.18)              0.00            (0.56)          10.42               10.58             769          0.90+

    0.00           0.00               0.00            (0.24)          10.78                5.42           3,306          1.65+
    0.00          (0.18)              0.00            (0.53)          10.42                9.95             816          1.65+

    0.00           0.00               0.00            (0.20)          10.78                5.43           5,239          1.65+
    0.00          (0.18)              0.00            (0.55)          10.42                9.94           1,908          1.65+

                     Ratio of Net
Dividends in         Investment
Excess of Net        Income (Loss)
Investment           to Average      Portfolio
Income               Net Asset       Turnover Rate
--------------------------------------------------
$   0.00              (1.23)%+             225%
    0.00              (0.59)               270
    0.00               6.47                 92
    0.00               6.19                 81
    0.00              12.85                 30
    0.00             (12.79)+               47

$   0.00               2.87%+               11%
    0.00               7.44                651
   (0.15)              5.99+               176

    0.00               2.11+                11
    0.00               6.59                651
   (0.15)              5.61+               176

    0.00               2.08+                11
    0.00               6.76                651
   (0.15)              5.66+               176

$   0.00               5.01%+              256%
   (0.02)              6.08                450
   (0.02)              5.79                223
    0.00               5.37                154
   (0.02)              5.46                206
    0.00               6.08+               173

    0.00               4.23+               256
   (0.01)              5.33                450
   (0.02)              5.01                223
    0.00               4.55                154
   (0.01)              4.74                206
    0.00               5.28+               173

    0.00               4.23+               256
   (0.01)              5.34                450
   (0.02)              5.01                223
    0.00               4.63                154
   (0.01)              4.83                206
    0.00               5.32+               173

$   0.00               4.33%+              644%
    0.00               5.68+               848

    0.00               3.52+               644
    0.00               4.89+               848

    0.00               3.57+               644
    0.00               4.49+               848


(b) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.
(c) Ratio of expenses to average net assets excluding interest expense is 1.65%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(e) Ratio of expenses to average net assets excluding interest expense is 1.55%.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 143

PIMCO Statements of Assets and Liabilities A, B, and C Classes

September 30, 2001 (Unaudited)

                                                          California
                                                          Intermediate    California                   Emerging
Amounts in thousands,                                     Municipal       Municipal      Convertible   Markets Bond  Foreign Bond
   except per share amounts                               Bond Fund       Bond Fund      Fund          Fund          Fund
                                                          ------------    ----------     ------------  ------------  ------------
Assets:
Investments, at value                                     $   102,974     $   15,025     $   42,407    $   75,320   $  1,255,354
Cash and foreign currency                                           0              1         1,405         3,148          19,278
Receivable for investments and foreign currency sold                0              0         1,498        12,590         230,859
Receivable for Fund shares sold                                   301              1             1            84           1,925
Interest and dividends receivable                               1,347            147           171         1,784          18,371
Variation margin receivable                                         7              5             0             0             176
Other assets                                                        0              0             1             1           5,635
                                                              104,629         15,179        45,483        92,927       1,531,598
======================================================    ===========     ==========     =========     =========    ============
Liabilities:
Payable for investments and foreign currency purchased    $   2,738       $        0     $   2,135     $  14,641     $   316,208
Payable for financing transactions                                  0              0             0        11,857         326,983
Payable for short sale                                              0              0             0             0         123,958
Notes payable                                                       0              0             0             0               0
Due to custodian                                                   78              0             0             0               0
Written options outstanding                                         0              0             0             0           2,854
Payable for Fund shares redeemed                                  499              0            85            28           3,118
Dividends payable                                                  12              1             0            47             278
Accrued investment advisory fee                                    20              3            13            26             136
Accrued administration fee                                         21              3            11            24             168
Accrued distribution fee                                            0              0             9             4              44
Accrued servicing fee                                               6              0             4             1              39
Variation margin payable                                           14              0             0             0              37
Recoupment payable to Manager                                       2              0             1             0               0
Other liabilities                                                   0              1             0            59           2,766
                                                                3,390              8         2,258        26,687         776,589
======================================================    ===========     ==========     =========     =========    ============
Net Assets                                                $   101,239     $   15,171     $  43,225     $  66,240    $    755,009
======================================================    ===========     ==========     =========     =========    ============
Net Assets Consist of:
Paid in capital                                           $    93,213     $   14,153     $  67,784     $  61,889    $    753,250
Undistributed (overdistributed) net investment income           1,397            173        (1,520)        1,215            (885)
Accumulated undistributed net realized gain (loss)              1,360            283      (18,512)         3,656           6,206
Net unrealized appreciation (depreciation)                      5,269            562       (4,527)         (520)          (3,562)
                                                          $   101,239     $   15,171     $  43,225     $  66,240    $    755,009
                                                          ===========     ==========     =========     =========    ============
Net Assets:
Class A                                                   $    28,990     $      956     $   5,201     $   2,659    $    100,403
Class B                                                             0              0         5,649         2,828          32,171
Class C                                                             0              0        10,261         1,538          41,438
Other Classes                                                  72,249         14,215        22,114        59,215         580,997

Shares Issued and Outstanding:
Class A                                                         2,687             90           506           306           9,625
Class B                                                             0              0           553           326           3,084
Class C                                                             0              0         1,002           177           3,973

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Sharpe Outstanding)
Class A                                                   $     10.79      $   10.66     $   10.28      $   8.68     $     10.43
Class B                                                          0.00           0.00         10.21          8.68           10.43
Class C                                                          0.00           0.00         10.24          8.68           10.43

Cost of Investments Owned                                 $    97,549      $  14,483     $  46,997      $ 76,100     $ 1,260,131
======================================================    ===========     ==========     =========     =========    ============
Cost of Foreign Currency Held                             $         0      $       0     $     903      $      0     $    15,042
======================================================    ===========     ==========     =========     =========    ============

*With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.

144 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                          Long-Term U.S.                                                  New York
Global Bond                High Yield     Government      Low Duration     Money Market    Municipal      Municipal    Real Return
Fund II       GNMA Fund    Fund           Fund            Fund             Fund            Bond Fund      Bond Fund    Fund
-----------------------------------------------------------------------------------------------------------------------------------
$   112,703   $   59,915   $  2,958,925   $     622,488   $    7,534,221   $     409,770   $    115,800   $    4,947   $  2,928,772
      2,898            0          2,330               0            8,296           8,965              0            1              0
        880            0         31,157         105,849          427,170               0              0            0         19,336
         85        3,270          9,102           9,929           35,424           1,445            260            0         60,658
      1,848          136         59,700           5,458           50,403             838          1,420           78         30,183
         12            0              0             410                0               0              7            0              5
          4            0              0              52            4,323               0              1            2              3
    118,430       63,321      3,061,214         744,186        8,059,837         421,018        117,488        5,028      3,038,957
===========   ==========   ============   =============   ==============   =============   ============   ==========   ============

$     9,345   $   20,896   $     87,640   $           0   $    2,492,577   $           0   $      7,923   $        0   $     45,759
     26,550            0              0         153,077            8,655               0              0            0      1,031,191
          0            0              0               0          424,796               0              0            0              0
          0            0              0               0                0               0              0            0              0
          0          735              0          21,905                0               0             69            0          8,317
        309            0              0             172               65               0              0            0              0
          6          189          7,925           1,465           21,199           4,994            184            0          5,901
         26           12          5,729             368            2,594              27             94            2            132
         15            5            566              99              922              44             20            1            333
         16            7            690             122              775              82             25            1            439
          7            0            522              74              169              27             23            0            212
          3            5            207              39              131              20             12            0            176
          0            0              0               0                0               0             14            0            132
          0            0              0               0                0               0              0            0              0
        914           16              0           4,615              540               0              0            0          2,481
     37,191       21,865        103,279         181,936        2,952,423           5,194          8,364            4      1,095,073
===========   ==========   ============   =============   ==============   =============   ============   ==========   ============

$    81,239   $   41,456   $  2,957,935   $     562,250   $    5,107,414   $     415,824   $    109,124   $    5,024   $  1,943,884
===========   ==========   ============   =============   ==============   =============   ============   ==========   ============

$    80,528   $   40,333   $  3,634,247   $     541,250   $    5,052,058   $     415,804   $    104,416   $    4,749   $  1,894,777
       (39)          312        (2,107)              33              571            (41)             18           66             65
        371          418      (367,330)           5,229         (15,229)              61          1,320          139          5,889
        379          393      (306,875)          15,738           70,014               0          3,370           70         43,153
$    81,239   $   41,456   $  2,957,935   $     562,250   $    5,107,414   $     415,824   $    109,124   $    5,024   $  1,943,884
===========   ==========   ============   =============   ==============   =============   ============   ==========   ============

$     3,907   $    5,956   $    295,186   $     107,838   $      417,930   $      61,716   $     15,968   $    1,462   $    299,468
      5,709        3,290        351,454          67,911          123,972          48,767         11,988            0        223,031
      6,742        4,768        390,114          42,948          186,865         116,829         38,008            0        270,874
     64,881       27,442      1,921,181         343,553        4,378,647         188,512         43,160        3,562      1,150,511
===========   ==========   ============   =============   ==============   =============   ============   ==========   ============

        400          552         32,091           9,872           40,969          61,716          1,562          135         28,506
        584          305         38,208           6,216           12,153          48,767          1,173            0         21,231
        690          442         42,411           3,931           18,318         116,829          3,719            0         25,785



$      9.77   $    10.79   $       9.20   $       10.92   $       10.20   $         1.00   $      10.22   $    10.82          10.51
       9.77        10.79           9.20           10.92           10.20             1.00          10.22         0.00          10.51
       9.77        10.79           9.20           10.92           10.20             1.00          10.22         0.00          10.51

$   112,367   $   59,519   $  3,265,840   $     605,614   $   7,464,456   $      409,770   $    112,266   $    4,876   $  2,885,433

===========   ==========   ============   =============   ==============   =============   ============   ==========   ============
$    55,834   $        0   $      2,593   $           0   $       5,302   $            0   $          0   $        0   $      2,158
===========   ==========   ============   =============   ==============   =============   ============   ==========   ============

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 145

September 30, 2001 (Unaudited)

                                                                                          Strategic                     Total Return
Amounts in thousands,                                     Short-Term      StocksPLUS      Balanced     Total Return     Mortgage
   except per share amounts                               Fund            Fund            Fund         Fund             Fund
                                                          --------------------------------------------------------------------------
Assets:
Investments, at value                                     $   1,588,816   $   1,276,980   $   73,604   $   65,289,982   $   79,545
Cash and foreign currency                                           883           6,971           76          255,965            0
Receivable for investments and foreign currency sold            178,118           6,494            0        1,766,079       29,839
Receivable for Fund shares sold                                  19,701           2,745           92          277,365          803
Interest and dividends receivable                                 9,356           6,984          110          466,336          188
Variation margin receivable                                           3          13,882            0              578            0
Other assets                                                          0               8            0          180,684            1
                                                              1,796,877       1,314,064       73,882       68,236,989      110,376
=======================================================   =============   =============   ==========   ==============   ==========
Liabilities:
Payable for investments and foreign currency              $      10,093   $     404,802   $      184   $   18,657,782   $   63,833
purchased
Payable for financing transactions                              177,775               0            0          892,867            0
Payable for short sale                                           89,613               0            0                0            0
Notes payable                                                    32,573          18,581            0                0            0
Due to custodian                                                      0               0            0                0          518
Written options outstanding                                           0              28            0           35,836            0
Payable for Fund shares redeemed                                 11,015             885           25          172,581            6
Dividends payable                                                   778              17            0           30,679           12
Accrued investment advisory fee                                     262             265            0            8,809            8
Accrued administration fee                                          275             220           10            7,438           11
Accrued distribution fee                                             38             187           13            2,841            0
Accrued servicing fee                                               113              90            5            1,299            9
Variation margin payable                                              0              47            0              317            0
Other liabilities                                                 1,303          10,692            0           24,970            0
                                                                323,838         435,814          237       19,835,419       64,397
=======================================================   =============   =============   ==========   ==============   ==========
Net Assets                                                $   1,473,039   $     878,250   $   73,645   $   48,401,570   $   45,979
=======================================================   =============   =============   ==========   ==============   ==========
Net Assets Consist of:
Paid in capital                                           $   1,468,611   $   1,297,722   $   89,862   $   46,287,651   $   43,593
Undistributed (overdistributed) net investment                  (1,519)        (40,594)          646          159,058          383
income
Accumulated undistributed net realized gain (loss)                4,086       (304,884)      (2,901)          622,072          988
Net unrealized appreciation (depreciation)                        1,861        (73,994)     (13,962)        1,332,789        1,015
                                                          $   1,473,039   $     878,250   $   73,645   $   48,401,570   $   45,979

Net Assets:
Class A                                                   $     458,984   $      94,941   $    3,564   $    3,908,906   $    9,550
Class B                                                           8,505         196,051        8,072        1,372,647        3,306
Class C                                                         121,695         178,328       14,700        1,532,148        5,239
Other Classes                                                   883,855         408,930       47,309       41,587,869       27,884

Shares Issued and Outstanding:
Class A                                                          45,627          10,499          359          359,502          886
Class B                                                             845          21,981          814          126,242          307
Class C                                                          12,098          19,890        1,486          140,911          486

Net Asset Value and Redemption Price* Per Share
   (Net Assets Per Share Outstanding)
Class A                                                   $       10.06   $        9.04   $     9.94   $        10.87   $    10.78
Class B                                                           10.06            8.92         9.91            10.87        10.78
Class C                                                           10.06            8.97         9.89            10.87        10.78

Cost of Investments Owned                                 $   1,584,046   $   1,271,983   $   87,566   $   64,310,780   $   78,490
=======================================================   =============   =============   ==========   ==============   ==========
Cost of Foreign Currency Held                             $       1,067   $       6,743   $        0   $      236,261   $        0
=======================================================   =============   =============   ==========   ==============   ==========

*With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.

146 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Statements of Operations A, B, and C Classes

September 30, 2001 (Unaudited)

                                                         California
                                                         Intermediate     California                   Emerging
Amounts in thousands                                     Municipal        Municipal      Convertible   Markets Bond   Foreign Bond
                                                         Bond Fund        Bond Fund      Fund          Fund           Fund
                                                         ------------     ---------      ------------  ------------   ------------
Investment Income:
Interest                                                 $      2,693     $     312      $        146  $      3,528   $     18,461
Dividends, net of foreign taxes                                     0             0               474             0            256
Miscellaneous income                                                0             0                 0             0              0
   Total Income                                                 2,693           312               620         3,528         18,717
=======================================================  ============     =========      ============  ============   ============

Expenses:

Investment advisory fees                                          131            17               104           160            869
Administration fees                                               141            17                84           146          1,060
Distribution fees - Class A                                         0             0                 0             0              0
Distribution fees - Class B                                         0             0                23             8            112
Distribution fees - Class C                                         0             0                49             4            142
Servicing fees - Class A                                           35             1                 8             2            114
Servicing fees - Class B                                            0             0                 8             3             36
Servicing fees - Class C                                            0             0                16             1             48
Distribution and/or servicing fees - Other Classes                  2             0                 0            10             62
Trustees' fees                                                      0             0                 0             0              2
Interest expense                                                    3             0                28            62             46
Miscellaneous expense                                               0             0                 0             0              0
Recoupment to Manager                                               3             0                 1             0              0
   Total Expenses                                                 315            35               321           396          2,491

Net Investment Income (Loss)                                    2,378           277               299         3,132         16,226
=======================================================  ============     =========      ============  ============   ============

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                           822             3            (9,472)        3,988          2,187
Net realized gain on futures contracts and written
options                                                           606           269                 0             0          9,856
Net realized gain (loss) on foreign currency transactions           0             0               (56)          154          2,132
Net change in unrealized appreciation (depreciation) on
investments                                                       328           106             3,700        (1,548)        14,986
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                      (257)           28                 0             0            (23)
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities denominated in
  foreign currencies                                                0             0               (81)           87        (21,268)

   Net Gain (Loss)                                              1,499           406            (5,909)        2,681          7,870

Net Increase (Decrease) in Assets Resulting from
 Operations                                              $      3,877     $     683      $     (5,610) $      5,813   $     24,096
=======================================================  ============     =========      ============  ============   ============

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 147

September 30, 2001 (Unaudited)

                                                                                                       Long-Term U.S.
                                                           Global Bond                   High Yield    Government       Low Duration
Amounts in thousands                                       Fund II        GNMA Fund      Fund          Fund             Fund
                                                           -----------    ---------      ----------    -------------    ------------
Investment Income:
Interest                                                   $     2,007    $     469      $  125,555    $      17,159    $   152,748
Dividends, net of foreign taxes                                     28            0           3,940                0          3,141
Miscellaneous income                                                 0            0             123                0              0
  Total Income                                                   2,035          469         129,618           17,159        155,889
========================================================   ===========    =========      ==========    =============    ============

Expenses:
Investment advisory fees                                            96           18           3,589              616          6,046
Administration fees                                                126           19           4,382              758          4,971
Distribution fees - Class A                                          0            0               0                0              0
Distribution fees - Class B                                         20            0           1,297              222            371
Distribution fees - Class C                                         21            0           1,446              141            349
Servicing fees - Class A                                             4            2             355              113            393
Servicing fees - Class B                                             7            2             432               74            124
Servicing fees - Class C                                             7            3             482               47            175
Distribution and/or servicing fees - Other Classes                   0            0             681               91            264
Trustees' fees                                                       0            0              10                2             16
Interest Expense                                                     2            7               0               36             51
Miscellaneous                                                        0            0               0                0              0
  Total expenses                                                   283           51          12,674            2,100         12,760

Net Investment Income (Loss)                                     1,752          418         116,944           15,059        143,129
========================================================   ===========    =========      ==========    =============    ============

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                            424          424         (67,216)           6,796         37,120
--------------------------------------------------------
Net realized gain (loss) on futures contracts and
  written options                                                1,362            0               0            1,079            427
--------------------------------------------------------
Net realized gain (loss) on foreign currency transactions         (519)           0              32                0         (5,033)
--------------------------------------------------------
Net change in unrealized appreciation (depreciation) on
  investments                                                    2,409          189        (141,253)             717         45,455
--------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  on futures contracts and written options                         (37)           0               0            5,181          2,134
--------------------------------------------------------
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities denominated in
  foreign currencies                                            (2,331)           0              (5)               0          2,158

  Net Gain (Loss)                                                1,308          613        (208,442)          13,773         82,261
Net Increase (Decrease) in Assets Resulting from
  Operations                                               $     3,060    $   1,031      $  (91,498)   $      28,832    $   225,390
========================================================   ===========    ==========     ==========    =============    ============

148 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                               New York                                                  Strategic                 Total Return
Money Market     Municipal     Municipal      Real Return   Short-Term    StocksPLUS     Balanced   Total Return   Mortgage
Fund             Bond Fund     Bond Fund      Fund          Fund          Fund           Fund       Fund           Fund
------------     ---------     -----------    ------------  ------------  ----------     --------   ------------   -----------

$      7,473     $   2,551     $       111    $     41,833  $     25,684  $    1,443     $     18   $  1,320,521   $       953
           0             0               0               8             0         413        1,340         18,735             0
           3             0               0               0             0           0            2              0             1
       7,476         2,551             111          41,841        25,684       1,856        1,360      1,339,256           954
============     =========     ===========    ============  ============  ===========    =========  ============   ===========

         269           119               6           1,633         1,162       2,049            0         55,857            44
         505           148               6           2,075         1,150       1,702           69         46,740            55
           0             0               0               0             0           0            0              0             0
         134            37               0             438            25         891           33          4,295             0
           0            83               0             377            79         526           56          4,799             0
          27            16               0             220           286         138            5          4,246             8
          45            12               0             146             8         297           11          1,432            10
          53            41               0             189            65         263           19          1,600            15
          15            11               0             257            53          54            2          8,023             4
           1             0               0               3             2           4            0            140             0
           0             0               0              45         1,143          33            0            333             0
           0             0               0               0             0           0            0              4             0
       1,049           467              12           5,383         3,973       5,957          195        127,469           136

       6,427         2,084              99          36,458        21,711      (4,101)       1,165      1,211,787           818
============     =========     ===========    ============  ============  ===========    =========  ============   ===========

          61           268              17           8,536         3,969       7,855         (671)       471,955           989
           0           689              93            (157)          983     (42,404)           0        265,454             0
           0             0               0          (1,704)            2         949           85        (67,222)            0
           0         1,106             (44)          7,380        (1,066)      2,733       (3,060)       703,720           387

           0          (164)              0             969           112     (51,730)           0        182,887             0

           0             0               0             974            (7)     (4,084)         (98)         7,146             0

          61         1,899              66          15,998         3,993     (86,681)      (3,744)     1,563,940         1,376

$      6,488     $   3,983     $       165    $     52,456  $     25,704  $  (90,782)    $ (2,579)  $  2,775,727   $     2,194
============     =========     ===========    ============  ============  ===========    =========  ============   ===========

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 149

PIMCO Statements of Changes in Net Assets A, B, and C Classes

                                                      California
Amounts in thousands                                  Intermediate Municipal     California Municipal        Convertible
                                                      Bond Fund                  Bond Fund                   Fund
                                                      -------------------------  --------------------------  -----------------------
                                                      Six            Year        Six           Period        Six           Year
                                                      Months         Ended       Months        from          Months        Ended
                                                      Ended          March 31,   Ended         May 16, 2000  Ended         March 31,
Increase (Decrease) in Net Assets from:               September 30,  Ended 2001  September 30, to March 31,  September 30, 2001
                                                      2001                       2001          2000          2001
                                                      (Unaudited)                (Unaudited)                 (Unaudited)
Operations:
Net investment income (loss)                          $    2,378     $   4,235   $      277    $     441     $     299    $    (122)
Net realized gain (loss)                                   1,428         1,278          272          544        (9,528)      (6,725)
Net change in unrealized appreciation (depreciation)          71         5,126          134          428         3,619      (36,112)
Net increase (decrease) resulting from operations          3,877        10,639          683        1,413        (5,610)     (42,959)
====================================================  ==========     =========   ==========    =========      ========    =========

Distributions to Shareholders:
From net investment income
   Class A                                                  (512)       (1,121)         (15)          (4)          (59)         (97)
   Class B                                                     0             0            0            0           (41)         (49)
   Class C                                                     0             0            0            0           (77)        (115)
   Other Classes                                          (1,584)       (3,023)        (241)        (428)         (306)      (2,107)
In excess of net investment income
   Class A                                                     0             0            0            0             0            0
   Class B                                                     0             0            0            0             0            0
   Class C                                                     0             0            0            0             0            0
   Other Classes                                               0             0            0            0             0            0
From net realized capital gains
   Class A                                                     0          (100)           0            0             0            0
   Class B                                                     0             0            0            0             0            0
   Class C                                                     0             0            0            0             0            0
   Other Classes                                               0          (211)           0         (390)            0            0
In excess of net realized capital gains
   Class A                                                     0             0            0            0             0         (328)
   Class B                                                     0             0            0            0             0         (297)
   Class C                                                     0             0            0            0             0         (729)
   Other Classes                                               0             0            0            0             0       (5,681)

Total Distributions                                       (2,096)       (4,455)        (256)        (822)         (483)      (9,403)
====================================================  ==========     =========   ==========    =========      ========    =========

Fund Share Transactions:
Receipts for shares sold
   Class A                                                 7,931        41,939          594          809         1,500        5,137
   Class B                                                     0             0            0            0         1,219        5,738
   Class C                                                     0             0            0            0         4,016       11,544
   Other Classes                                          24,336       114,297        3,994       21,146         1,297       90,634
Issued as reinvestment of distributions
   Class A                                                   480         1,122            8            3            49          360
   Class B                                                     0             0            0            0            23          170
   Class C                                                     0             0            0            0            47          543
   Other Classes                                           1,576         3,117          239          808           273        7,574
Cost of shares redeemed
   Class A                                                (8,943)      (17,618)        (382)        (110)       (2,199)      (2,198)
   Class B                                                     0             0            0            0          (671)      (1,077)
   Class C                                                     0             0            0            0        (5,907)      (2,818)
   Other Classes                                         (44,386)      (40,805)      (2,366)     (10,590)      (42,019)    (155,586)
Net increase (decrease) resulting from Fund share        (19,006)      102,052        2,087       12,066       (42,372)     (39,979)
transactions

Total Increase (Decrease) in Net Assets                  (17,225)      108,236        2,514       12,657       (48,465)     (92,341)
====================================================  ==========     =========   ==========    =========      ========    =========

Net Assets:
Beginning of period                                      118,464        10,228       12,657            0        91,690      184,031
End of period *                                       $  101,239     $ 118,464   $   15,171    $  12,657     $  43,225    $  91,690

*Including net undistributed (overdistributed)        $    1,397     $   1,115   $      173    $     152     $  (1,520)   $  (1,336)
investment income of:

PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Emerging Markets                                     Global Bond               GNMA Fund                High Yield
Bond Fund                 Foreign Bond               Fund II                                             Fund
------------------------------------------------------------------------------------------------------------------------------------
Six Months     Year       Six Months   Year Ended    Six Months    Year        Six Months   Year Ended  Six Months      Year Ended
Ended          Ended      Ended        March 31,     Ended         Ended       Ended        Ended       September 30,   March 31,
September 30,  March      September                  September     March       September    March 31,   2001      2001  2001
2001           31, 2001   30, 2001                   2001          30, 2001    31, 2001     30, 2001
(Unaudited)               (Unaudited)                (Unaudited)               (Unaudited)              (Unaudited)
$      3,132   $  4,541   $   16,226   $  33,316     $    1,752    $  4,454    $      418   $    543    $   116,944     $   246,822
       4,142      2,700       14,175        (890)         1,267       2,471           424        286        (67,184)       (237,986)
      (1,461)      (658)      (6,305)     31,945             41       1,358           189        290       (141,258)        111,594
       5,813      6,583       24,096      64,371          3,060       8,283         1,031      1,119        (91,498)        120,430
========================  ===========  ==========    ===========   =========   ===========  =========   ============    ============
         (79)       (47)      (2,016)     (3,562)           (66)       (122)          (35)         0        (11,539)        (16,909)
         (92)      (119)        (549)     (1,185)           (95)       (215)           (5)         0        (12,761)        (23,255)
         (44)       (44)        (701)     (1,435)           (99)       (233)           (8)         0        (14,231)        (26,108)
      (3,066)    (4,335)     (13,056)    (26,951)        (1,494)     (3,875)         (361)      (510)       (78,608)       (178,560)

           0          0            0           0              0           0             0          0              0            (129)
           0          0            0           0              0           0             0          0              0            (178)
           0          0            0           0              0           0             0          0              0            (199)
           0          0            0           0              0           0             0          0              0          (1,363)

           0          0            0           0              0         (14)            0          0              0               0
           0          0            0           0              0         (27)            0          0              0               0
           0          0            0           0              0         (27)            0          0              0               0
           0          0            0           0              0        (379)            0        (54)             0               0

           0        (16)           0      (1,472]             0         (57)            0          0              0               0
           0        (67)           0        (555)             0        (112)            0          0              0               0
           0        (25)           0        (661)             0        (111)            0          0              0               0
           0     (2,244)           0     (10,182)             0      (1,552)            0          0              0               0

      (3,281)    (6,897)     (16,322)    (46,003)        (1,754)     (6,724)         (409)      (564)      (117,139)       (246,701)
========================  ===========  ==========    ===========   =========   ===========  =========   ============    ============

       1,716      1,552       40,963      47,003          1,432       1,250         5,913         10        126,882         215,973
       1,237      1,124        5,056       6,565          1,020       1,259         3,277          0         73,836         104,829
         862        819        8,035       9,154          1,740       1,310         4,905          0         87,883         157,741
      36,073     35,612      108,243     205,439              7       6,935        18,820      9,067        651,382       1,060,499

          33         41        1,664       4,276             48         153            31          0          6,786           9,591
          41         84          411       1,313             62         236             2          0          4,916           9,305
          22         28          566       1,717             67         282             6          0          7,337          13,854
       2,951      6,256       11,614      32,854          1,418       5,308           306        530         64,624         156,080

        (255)      (765)     (27,957)    (23,163)          (376)       (990)          (85)         0        (80,378)       (142,592)
        (132)      (740)      (2,384)     (4,326)          (705)       (945)          (18)         0        (29,741)        (79,244)
        (154)      (295)      (2,962)     (6,727)          (373)     (1,750)         (188)         0        (50,715)       (127,866)
     (36,284)   (13,651)     (70,855    (163,157)          (500)    (35,563)       (2,109)    (4,496)      (338,382)     (1,780,150)
       6,110     30,065       72,394     110,948          3,840     (22,515)       30,860      5,111        524,430        (401,980)

       8,642     29,751       80,168     129,316          5,146     (20,956)       31,482      5,666        315,793        (528,251)
========================  ===========  ==========    ===========   =========   ===========  =========   ============    ============

      57,598     27,847      674,841     545,525         76,093      97,049         9,974      4,308      2,642,142       3,170,393
$     66,240   $ 57,598   $  755,009   $ 674,841     $   81,239    $ 76,093    $   41,456   $  9,974    $ 2,957,935     $ 2,642,142

$      1,215   $  1,525   $     (885)  $    (789)    $      (39)   $    (37)   $      312   $    303    $    (2,107)    $    (1,912)


See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 151

PIMCO Statements of Changes in Net Assets A, B, and C Classes (Cont.)

                                                      Long-Term U.S.          Low Duration      Money Market
Amounts in thousands                                  Government Fund         Fund              Fund
                                                      ------------------------------------------------------------------------------
                                                      Six Months      Year Ended  Six Months    Year         Six Months   Year Ended
                                                      Ended           March 31,   Ended         Ended        Ended        March 31,
Increase (Decrease) in Net Assets from:               September 30,   2001        September     March        September    2001
                                                      2001                        30, 2001      31, 2001     30, 2001
                                                      (Unaudited)                 (Unaudited)                (Unaudited)
Operations:
Net investment income (loss)                           $    15,059    $  23,590   $    143,129  $   288,496  $    6,427 $    23,342
Net realized gain (loss)                                     7,875       29,583         32,514       17,000         61            0
Net change in unrealized appreciation (depreciation)         5,898        6,314         49,747       80,909          0            0
Net increase (decrease) resulting from operations           28,832       59,487        225,390      386,405      6,488       23,342
====================================================   ============   ==========  ============= ============ ========== ============
Distributions to Shareholders:
From net investment income
   Class A                                                  (2,737)      (2,965)        (8,599)     (15,354)      (961)      (3,696)
   Class B                                                  (1,565)      (1,881)        (2,332)      (4,183)      (479)      (1,180)
   Class C                                                    (996)      (1,204)        (3,466)      (6,344)    (1,907)      (5,051)
   Other Classes                                            (9,785)     (17,531)      (128,415)    (254,225)    (3,143)     (13,413)
In excess of net investment income
   Class A                                                       0            0              0         (461)         0            0
   Class B                                                       0            0              0         (126)         0            0
   Class C                                                       0            0              0         (191)         0            0
   Other Classes                                                 0            0              0       (7,641)         0            0
From net realized capital gains
   Class A                                                       0            0              0            0          0            0
   Class B                                                       0            0              0            0          0            0
   Class C                                                       0            0              0            0          0            0
   Other Classes                                                 0            0              0            0          0            0
In excess of net realized capital gains
   Class A                                                       0            0              0            0          0            0
   Class B                                                       0            0              0            0          0            0
   Class C                                                       0            0              0            0          0            0
   Other Classes                                                 0            0              0            0          0            0

Total Distributions                                        (15,083)     (23,581)      (142,812)    (288,525)    (6,490)     (23,340)
====================================================   ============   ==========  ============= ============ ========== ============

Fund Share Transactions:
Receipts for shares sold                                    77,573       65,435        228,961      219,648    222,175    1,564,604
   Class A                                                  18,299       29,267         44,839       38,949     29,767       81,175
   Class B                                                  13,851       27,453         82,489       48,731    180,384      666,874
   Class C                                                 105,182      247,593       1,336,11    2,552,105    104,378      162,115
   Other Classes
Issued as reinvestment of distributions
   Class A                                                   2,168        2,067          5,959       11,160        749        2,229
   Class B                                                     848          983          1,332        2,484        415        1,015
   Class C                                                     594          751          2,279        4,310      1,727        4,389
   Other Classes                                             8,128       14,726        115,318      229,997      3,107       13,305
Cost of shares redeemed
   Class A                                                 (54,304)     (34,912)       (96,772)    (197,995)  (220,146)  (1,609,628)
   Class B                                                  (7,385)     (13,312)       (12,570)     (27,760)   (19,701)     (69,411)
   Class C                                                  (8,283)     (15,587)       (19,565)     (46,954)  (173,830)    (662,190)
   Other Classes                                           (89,219)    (234,568)    (1,266,834)  (2,319,594)   (62,129)    (347,072)
Net increase (decrease) resulting from Fund share
transactions                                                67,452       89,896        421,547      515,081     66,896     (192,595]

Total Increase (Decrease) in Net Assets                     81,201      125,802        504,125      612,961     66,894     (192,593)
====================================================   ============   ==========  ============  ============ ========== ============

Net Assets:
Beginning of period                                        481,049      355,247      4,603,289    3,990,328    348,930      541,523
End of period *                                        $   562,250    $ 481,049   $  5,107,414  $ 4,603,289  $ 415,824  $   348,930

*Including net undistributed (overdistributed)
investment income of:                                  $        33    $      57   $        571  $        254 $     (41) $        22

152 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                     New York Municipal
Municipal Bond Fund                  Bond Fund                            Real Return Fund
----------------------------------   ----------------------------------   ----------------------------------

  Six Months Ended      Year Ended     Six Months Ended      Year Ended     Six Months Ended      Year Ended
September 30, 2001  March 31, 2001   September 30, 2001  March 31, 2001   September 30, 2001  March 31, 2001
       (Unaudited)                          (Unaudited)                          (Unaudited)
     $       2,084    $      2,679          $        99    $        146         $     36,458    $     40,196
               957           1,298                  110             132                6,675           7,571
               942           2,568                  (44)            122                9,323          30,225
             3,983           6,545                  165             400               52,456          77,992
==================================   ==================================   ==================================


              (284)           (354)                  (8)             (1)              (5,024)         (2,945)
              (187)           (225)                   0               0               (2,780)         (1,600)
              (666)         (1,160)                   0               0               (3,891)         (2,448)
              (946)           (937)                 (91)           (144)             (27,908)        (33,304)

                 0               0                    0               0                    0               0
                 0               0                    0               0                    0               0
                 0               0                    0               0                    0               0
                 0               0                    0               0                    0               0

                 0               0                    0               0                    0            (410)
                 0               0                    0               0                    0            (249)
                 0               0                    0               0                    0            (339)
                 0               0                    0             (28)                   0          (4,211)

                 0               0                    0               0                    0               0
                 0               0                    0               0                    0               0
                 0               0                    0               0                    0               0
                 0               0                    0               0                    0               0

            (2,083)         (2,676)                 (99)           (173)             (39,603)        (45,506)
==================================   ==================================   ==================================


            10,254           6,223                1,306             185              230,011          82,016
             4,804           5,629                    0               0              171,600          46,156
             9,668           4,912                    0               0              196,879          68,127
            18,957          30,520                  350             400              573,086         521,572

               132             102                    7               1                3,683           2,408
                82              96                    0               0                1,670           1,119
               428             775                    0               0                2,416           1,523
               875             911                   83             172               25,830          34,164

            (6,010)         (4,055)                 (10)            (11)             (31,762)         (8,866)
            (1,605)         (2,900)                   0               0               (6,226)         (5,441)
            (3,270)         (5,444)                   0               0              (11,305)         (7,743)
            (7,227)        (13,085)                (830)              0             (123,973)       (138,260)
            27,088          23,684                  906             747            1,031,909         596,775

            28,988          27,553                  972             974            1,044,762         629,261
==================================   ==================================   ==================================

            80,136          52,583                4,052           3,078              899,122         269,861
     $     109,124    $     80,136          $     5,024    $      4,052         $  1,943,884    $    899,122

     $          18    $         17          $        66    $         66         $         65    $      3,210

Short-Term Fund                       StocksPLUS Fund
-----------------------------------   -----------------------------------

  Six Months Ended       Year Ended    Six Months Ended        Year Ended
September 30, 2001   March 31, 2001   September 30, 2001   March 31, 2001
       (Unaudited)                           (Unaudited)
      $     21,711     $     43,519         $     (4,101)   $      (1,627)
             4,954              204              (33,600)        (179,612)
              (961)           6,182              (53,081)        (108,609)
            25,704           49,905              (90,782)        (289,848)
===================================   ===================================


            (4,625)          (4,951)              (1,115)          (2,688)
              (136)            (353)              (1,984)          (4,878)
              (993)          (1,107)              (1,892)          (4,310)
           (15,958)         (37,088)              (4,964)         (12,257)

                 0                0                    0                0
                 0                0                    0                0
                 0                0                    0                0
                 0                0                    0                0

                 0                0                    0                0
                 0                0                    0                0
                 0                0                    0                0
                 0                0                    0                0

                 0             (126)                   0          (10,401)
                 0              (11)                   0          (21,799)
                 0              (31)                   0          (18,410)
                 0             (893)                   0          (38,105)

           (21,712)         (44,560)              (9,955)        (112,848)
===================================   ===================================


           509,294           90,544               14,149          114,951
             2,884            5,009                8,716           44,932
           104,323           17,069               14,001           42,342
           570,701          571,111               54,226          213,063

             3,490            3,540                  860            9,885
                81              234                1,464           19,868
               590              468                1,592           19,135
            12,910           29,138                4,831           49,296

          (139,409)         (86,081)             (17,285)        (132,114)
            (1,436)          (5,037)             (31,880)         (99,474)
            (7,446)         (12,670)             (23,700)         (82,398)
          (238,108)        (676,498)             (63,470)        (280,102)
           817,874          (63,173)             (36,496)         (80,616)

           821,866          (57,828)            (137,233)        (483,312)
===================================   ===================================

           651,173          709,001            1,015,483        1,498,795
      $  1,473,039     $    651,173         $    878,250    $   1,015,483

      $     (1,519)    $     (1,518)        $    (40,594)   $     (26,538)

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 153

PIMCO Statements of Changes in Net Assets A, B, and C Classes (Cont.)

                                                            Strategic
Amounts in thousands                                        Balanced Fund                       Total Return Fund
                                                            ----------------------------------  ----------------------------------

                                                              Six Months Ended      Year Ended    Six Months Ended      Year Ended
Increase (Decrease) in Net Assets from:                     September 30, 2001  March 31, 2001  September 30, 2001  March 31, 2001
                                                                   (Unaudited)                         (Unaudited)
Operations:
Net investment income                                            $       1,165    $      5,108        $  1,211,787    $  2,324,651
Net realized gain (loss)                                                  (586)          1,743             670,187       1,226,362
Net capital gain distributions received  from underlying
 funds                                                                       0           1,770                   0               0
Net change in unrealized appreciation (depreciation)                    (3,158)        (15,730)            893,753         795,370
Net increase (decrease) resulting from operations                       (2,579)         (7,109)          2,775,727       4,346,383
==================================================================================================================================
Distributions to Shareholders:
From net investment income
   Class A                                                                 (46)           (205)            (85,808)       (138,209)
   Class B                                                                 (74)           (466)            (24,433)        (38,566)
   Class C                                                                (130)           (580)            (27,332)        (42,588)
   Other Classes                                                          (734)         (2,983)         (1,069,881)     (2,047,388)
In excess of net investment income
   Class A                                                                   0               0                   0          (3,780)
   Class B                                                                   0               0                   0          (1,055)
   Class C                                                                   0               0                   0          (1,165)
   Other Classes                                                             0               0                   0         (56,002)
From net realized capital gains
   Class A                                                                   0               0                   0               0
   Class B                                                                   0               0                   0               0
   Class C                                                                   0               0                   0               0
   Other Classes                                                             0               0                   0               0
In excess of net realized capital gains
   Class A                                                                   0            (220)                  0               0
   Class B                                                                   0            (564)                  0               0
   Class C                                                                   0            (739)                  0               0
   Other Classes                                                             0          (2,927)                  0               0

Total Distributions                                                       (984)         (8,684)         (1,207,454)     (2,328,753)
==================================================================================================================================
Fund Share Transactions:
Receipts for shares sold
   Class A                                                                 519           1,366           1,256,004       1,764,570
   Class B                                                                 778           1,205             411,603         382,832
   Class C                                                               2,307           6,349             474,564         493,040
   Other Classes                                                         2,749           4,620           7,615,079      13,706,067
Issued as reinvestment of distributions
   Class A                                                                  39             362              44,706          66,764
   Class B                                                                  55             784              13,095          21,289
   Class C                                                                  91           1,030              16,517          25,930
   Other Classes                                                           733           5,829             901,314       1,737,051
Cost of shares redeemed
   Class A                                                                (477)         (1,761)           (578,243)       (848,932)
   Class B                                                                (849)         (3,157)            (71,718)       (123,611)
   Class C                                                                (971)         (3,895)           (111,304)       (180,906)
   Other Classes                                                        (2,270)        (77,433)         (5,643,713)     (8,092,604)
Net increase (decrease) resulting from Fund share
 transactions                                                            2,704         (64,701)          4,327,904       8,951,490

Total Increase (Decrease) in Net Assets                                   (859)        (80,494)          5,896,177      10,969,120
==================================================================================================================================
Net Assets:
Beginning of period                                                     74,504         154,998          42,505,393      31,536,273
End of period *                                                  $      73,645    $     74,504        $ 48,401,570    $ 42,505,393

*Including net undistributed investment income of:               $         646    $        465        $    159,058    $    154,725

                                                                 Total Return
                                                                 Mortgage Fund
                                                                 ------------------------------------

                                                                   Six Months Ended        Year Ended
                                                                 September 30, 2001    March 31, 2001
                                                                        (Unaudited)
Operations:
Net investment income                                                 $         818      $      1,027
Net realized gain (loss)                                                        989               751
Net capital gain distributions received  from underlying
 funds                                                                            0                 0
Net change in unrealized appreciation (depreciation)                            387               649
Net increase (decrease) resulting from operations                             2,194             2,427
=====================================================================================================
Distributions to Shareholders:
From net investment income
   Class A                                                                     (136)              (13)
   Class B                                                                      (35)               (8)
   Class C                                                                      (53)              (28)
   Other Classes                                                               (593)             (978)
In excess of net investment income
   Class A                                                                        0                 0
   Class B                                                                        0                 0
   Class C                                                                        0                 0
   Other Classes                                                                  0                 0
From net realized capital gains
   Class A                                                                        0                (6)
   Class B                                                                        0                (4)
   Class C                                                                        0               (18)
   Other Classes                                                                  0              (335)
In excess of net realized capital gains
   Class A                                                                        0                 0
   Class B                                                                        0                 0
   Class C                                                                        0                 0
   Other Classes                                                                  0                 0

Total Distributions                                                            (817)           (1,390)
=====================================================================================================
Fund Share Transactions:
Receipts for shares sold
   Class A                                                                    8,559             1,132
   Class B                                                                    2,473               865
   Class C                                                                    3,627             2,205
   Other Classes                                                             13,041            20,314
Issued as reinvestment of distributions
   Class A                                                                      113                14
   Class B                                                                       18                11
   Class C                                                                       40                41
   Other Classes                                                                582             1,308
Cost of shares redeemed
   Class A                                                                     (168)             (384)
   Class B                                                                      (87)              (68)
   Class C                                                                     (459)             (363)
   Other Classes                                                             (8,205)           (5,181)
Net increase (decrease) resulting from Fund share
 transactions                                                                19,534            19,894

Total Increase (Decrease) in Net Assets                                      20,911            20,931
=====================================================================================================
Net Assets:
Beginning of period                                                          25,068             4,137
End of period *                                                       $      45,979      $     25,068

*Including net undistributed investment income of:                    $         383      $        382

154 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Statements of Cash Flows A, B, and C Classes

For the period ended September 30, 2001 (Unaudited)

                                                                                                   Long-Term
                                                                     Foreign        Global Bond    U.S. Government Real Return
Amounts in thousands                                                 Bond Fund      Fund II        Fund            Fund

Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities
Sales of Fund shares                                                 $   161,966    $     4,144    $   207,122     $   1,121,207
Redemptions of Fund shares                                              (102,039)        (1,963)      (159,607)         (169,365)
Cash distributions paid                                                   (2,152)          (168)        (3,529)           (6,946)
Increase (decrease) from financing transactions                         (133,696)       (33,334)      (121,805)          274,886
Net increase (decrease) from financing activities                        (75,921)       (31,321)       (77,819)        1,219,782

Operating Activities
Purchases of long-term securities and foreign currency                (1,459,282)      (166,814)    (2,195,122)       (3,194,825)
Proceeds from sales of long-term securities and foreign                1,520,011        193,470      2,299,862         1,847,785
currency
Purchases of short-term securities (net)                                 (21,723)        (2,552)       (69,158)          110,697
Net investment income                                                     16,226          1,752         15,059            36,458
Change in other receivables/payables (net)                                 2,635          2,944         27,087           (21,874)
Net increase (decrease) from operating activities                         57,867         28,800         77,728        (1,221,759)
================================================================================================================================
Net Decrease in Cash and Foreign Currency                                    (91)        (1,977)       (18,054)           (2,521)
================================================================================================================================
Cash and Foreign Currency
Beginning of period                                                       37,332          5,419             91             1,977
End of period                                                        $    19,278    $     2,898    $         0     $           0

                                    9.30.01 | PIMCO Funds Semi-Annual Report 155

PIMCO Notes to Financial Statements A, B, and C Classes

September 30, 2001 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Real Return II and Real Return Asset Funds had not commenced operations as of September 30, 2001. Information presented in these financial statements pertains to the A, B and C Classes (the "Retail Classes") of the Trust. Certain detailed financial information for the Institutional, Administrative and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the Funds changed accounting methods relating to the amortization of premiums and discounts by adopting the interest method. The Fund with significant adjustments to beginning balances for the cumulative effect is as follows (amount in thousands):

Emerging Markets Fund         $ 161

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible, StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated

156 PIMCO Funds Semi-Annual Report | 9.30.01 on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non- class specific expenses of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible, StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Stripped Mortgage Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.


                                    9.30.01 | PIMCO Funds Semi-Annual Report 157

September 30, 2001 (Unaudited)

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund; 0.40% for the Convertible and StocksPLUS Funds; 0.45% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Retail Classes is charged at the annual rate of 0.35% for the Money Market, Municipal Bond, Short-Term, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds; 0.45% for the Foreign Bond and Global Bond II Funds; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at an annual rate of 0.18% for the Low Duration and Total Return Funds; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Moderate Duration, Money Market and Short-Term Funds; 0.24% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds; 0.30% for the Global Bond and Global Bond II Funds; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for Low Duration, Short-Term and Total Return Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond Fund; 0.50% for the GNMA Fund; 0.55% for Emerging Markets Bond Fund; and 0.40% for all other Funds.


158 PIMCO Funds Semi-Annual Report | 9.30.01

Strategic Balanced Fund Fees. Effective September 29, 2000, the Strategic Balanced Fund changed investment objectives to a "fund of funds" and as such does not pay any fees to PIMCO under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

   The Fund pays administrative fees to PIMCO at an annual rate of 0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

   The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.

   Pursuant to the Distribution and Servicing Plans adopted by the Retail and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                             Allowable Rate
                                                        ----------------------
                                                        Distribution  Servicing
                                                             Fee (%)    Fee (%)
                                                        -----------------------
Class A
Money Market Fund                                                 --       0.10
All other Funds                                                   --       0.25

Class B
All Funds                                                       0.75       0.25

Class C
Municipal Bond, Real Return,
StocksPLUS and Low Duration Funds                               0.50       0.25
Money Market Fund                                                 --       0.10
Short-Term Fund                                                 0.30       0.25
All other Funds                                                 0.75       0.25

Class D
All Funds                                                         --       0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Retail Classes shares. For the period ended September 30, 2001, the funds were informed that PFD received $12,261,460 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Convertible, California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond and Short-Duration Municipal Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49% basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                        Inst'l Class    Admn Class     Class A    Class B     Class C     Class D
                        ------------------------------------------------------------------------
Convertible Fund             0.65%        0.90%         1.05%       1.80%     1.80%       1.05%
California Intermediate
   Municipal Bond Fund       0.49%        0.75%         0.85%         --        --        0.85%
California Municipal
   Bond Fund                 0.49%        0.74%         0.85%         --        --        0.85%
New York
   Municipal Bond Fund       0.49%        0.74%         0.89%         --        --        0.87%
Short Duration Municipal
Income Fund                  0.39%        0.64%                       --        --        0.80%

PIMCO may be reimbursed for these waived amounts in future periods.

     Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

                                    9.30.01 | PIMCO Funds Semi-Annual Report 159

 September 30, 2001 (Unaudited)


4. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                              California Intermediate
                                               Municipal Bond Fund                              California Municipal Bond Fund
                                         ------------------------------------             ------------------------------------------
                                            Period Ended       Year Ended                   Period Ended        Period from
                                             09/30/2001        03/31/2001                    09/30/2001    05/16/2000 to 03/31/2001
                                           Shares   Amount   Shares   Amount               Shares   Amount      Shares       Amount
                                        -------------------------------------             ------------------------------------------
Receipts for shares sold
   Class A                                   745   $  7,931   4,144  $  41,939                57    $     594       79    $     809
   Class B                                     0          0       0          0                 0            0        0            0
   Class C                                     0          0       0          0                 0            0        0            0
   Other Classes                           2,282     24,336  11,297    114,297               380        3,994    2,107       21,146
Issued as reinvestment of distributions
   Class A                                    45        480     108      1,122                 1            8        0            3
   Class B                                     0          0       0          0                 0            0        0            0
   Class C                                     0          0       0          0                 0            0        0            0
   Other Classes                             149      1,576     300      3,117                23          239       79          808
Cost of shares redeemed
   Class A                                  (843)    (8,943) (1,690)   (17,618)              (36)        (382)     (11)        (110)
   Class B                                     0          0       0          0                 0            0        0            0
   Class C                                     0          0       0          0                 0            0        0            0
   Other Classes                          (4,174)   (44,386) (3,998)   (40,805)             (225)      (2,366)  (1,031)     (10,590)

Net increase (decrease) resulting
   from Fund share transactions           (1,796)  $(19,006  10,161  $ 102,052               200    $   2,087    1,223    $  12,066
                                          ====================================               =======================================

                                                 Convertible Fund
                                        -------------------------------------
                                          Period Ended        Year Ended
                                           09/30/2001          03/31/2001
                                         Shares   Amount    Shares     Amount
                                        -------------------------------------

Receipts for shares sold
   Class A                                 127  $   1,500      362  $   5,137
   Class B                                 108      1,219      408      5,738
   Class C                                 346      4,016      826     11,544
   Other Classes                           113      1,297    6,630     90,634
Issued as reinvestment of distributions
   Class A                                   5         49       27        360
   Class B                                   2         23       13        170
   Class C                                   4         47       41        543
   Other Classes                            26        273      563      7,574
Cost of shares redeemed
   Class A                                (189)    (2,199)    (156)    (2,198)
   Class B                                 (60)      (671)     (83)    (1,077)
   Class C                                (514)    (5,907)    (211)    (2,818)
   Other Classes                        (3,825)   (42,019) (12,009)  (155,586)

Net increase (decrease) resulting
   from Fund share transactions         (3,857) $ (42,372)  (3,589) $ (39,979)
                                       =======================================


                                          High Yield Fund                     Long-Term U.S. Government Fund
                             ----------------------------------------  ------------------------------------------
                                Period Ended           Year Ended            Period Ended       Year Ended
                                 09/30/2001            03/31/2001             09/30/2001        03/31/2001
                              Shares    Amount      Shares    Amount        Shares  Amount    Shares     Amount
                             ----------------------------------------  ------------------------------------------
Receipts for shares sold
   Class A                    13,128  $126,882    21,540  $   215,973       7,364  $ 77,573    6,302 $  65,435
   Class B                     7,643    73,836    10,467      104,829       1,732    18,299    2,830    29,267
   Class C                     9,095    87,883    15,771      157,741       1,315    13,851    2,653    27,453
   Other Classes              67,414   651,382   105,814    1,060,499       9,920   105,182   24,046   247,593
Issued as reinvestment of
distributions
   Class A                       708     6,786       960        9,591         205     2,168      202     2,067
   Class B                       512     4,916       931        9,305          80       848       96       983
   Class C                       765     7,337     1,386       13,854          56       594       74       751
   Other Classes               6,737    64,624    15,618      156,080         771     8,128    1,443    14,726
Cost of shares redeemed
   Class A                    (8,334)  (80,378)  (14,202)    (142,592)     (5,161)  (54,304)  (3,410)  (34,912)
   Class B                    (3,097)  (29,741)   (7,912)     (79,244)       (703)   (7,385)  (1,324)  (13,312)
   Class C                    (5,273)  (50,715)  (12,774)    (127,866)       (791)   (8,283)  (1,517)  (15,587)
   Other Classes             (35,264) (338,382) (180,099)  (1,780,150)     (8,502)  (89,219) (22,514) (234,568)

Net increase (decrease)
 resulting from Fund share
 transactions                 54,034  $524,430   (42,500) $  (401,980)      6,286  $ 67,452    8,881 $  89,896
                             ========================================  ==========================================
                                          Low Duration Fund
                                --------------------------------------
                                   Period Ended           Year Ended
                                    09/30/2001            03/31/2001
                                Shares      Amount    Shares      Amount
                                --------------------------------------
Receipts for shares sold
   Class A                      22,652 $   228,961    22,253  $   219,648
   Class B                       4,435      44,839     3,943       38,949
   Class C                       8,161      82,489     4,934       48,731
   Other Classes               132,536   1,336,111   258,655    2,552,105
Issued as reinvestment of
distributions
   Class A                         591       5,959     1,130       11,160
   Class B                         132       1,332       251        2,484
   Class C                         226       2,279       436        4,310
   Other Classes                11,437     115,318    23,288      229,997
Cost of shares redeemed
   Class A                      (9,595)    (96,772)  (20,071)    (197,995)
   Class B                      (1,247)    (12,570)   (2,818)     (27,760)
   Class C                      (1,941)    (19,565)   (4,762)     (46,954)
   Other Classes              (125,726) (1,266,834) (235,187)  (2,319,594)

Net increase (decrease)
 resulting from Fund share
 transactions                   41,661 $   421,547    52,052  $   515,081
                             ============================================

160 PIMCO Funds Semi-Annual Report | 9.30.01

   Emerging Markets Bond Fund                          Foreign Bond Fund                            Global Bond Fund II
-------------------------------------      -----------------------------------------      ---------------------------------------
   Period Ended        Year Ended             Period Ended          Year Ended             Period Ended           Year Ended
    09/30/2001         03/31/2001              09/30/2001           03/31/2001              09/30/2001            03/31/2001
Shares     Amount   Shares   Amount        Shares     Amount     Shares    Amount         Shares   Amount     Shares      Amount
-------------------------------------      -----------------------------------------      ---------------------------------------
   195    $  1,716     182  $  1,552         3,982   $ 40,963     4,650   $  47,003        148     $ 1,432       133    $  1,250
   143       1,237     134     1,124           491      5,056       650       6,565        106       1,020       133       1,259
    99         862      97       819           783      8,035       906       9,154        180       1,740       140       1,310
 4,144      36,073   4,293    35,612        10,506    108,243    20,323     205,439          1           7       737       6,935

     4          33       5       411            62      1,664       424       4,276          5          48        16         153
     5          41      10        84            40        411       130       1,313          6          62        25         236
     2          22       3        28            55        566       170       1,717          7          67        30         282
   340       2,951     751     6,256         1,131     11,614     3,258      32,854        148       1,418       567       5,308

   (29)       (255)    (88)     (765)       (2,717)   (27,957)   (2,291)    (23,163)       (39)       (376)     (105)       (990)
   (15)       (132)    (87)     (740)         (232)    (2,384)     (428)     (4,326)       (74)       (705)     (100)       (945)
   (18)       (154)    (35)     (295)         (288)    (2,962)     (666)     (6,727)       (39)       (373)     (186)     (1,750)
(4,089)    (36,284) (1,652)  (13,651)       (6,901)   (70,855)  (16,157)   (163,157)       (53)       (500)   (3,782)    (35,563)

   781    $  6,110   3,613  $ 30,065         7,012   $ 72,394    10,969   $ 110,948        396     $ 3,840    (2,392)   $(22,515)
=====================================      =========================================      =======================================


                   GNMA Fund
----------------------------------------------
     Period Ended              Year Ended
      09/30/2001               03/31/2001
  Shares      Amount       Shares      Amount
 ---------------------------------------------
    556        $  5,913         1     $    10
    307           3,277         0           0
    459           4,905         0           0
  1,760          18,820       908       9,067

      3              31         0           0
      0               2         0           0
      1               6         0           0
     29             306        53         530

     (8)            (85)        0           0
     (2)            (18)        0           0
    (18)           (188)        0           0
   (201)         (2,109)     (441)     (4,496)

  2,886        $ 30,860       521     $ 5,111
==============================================

               Money Market Fund                              Municipal Bond Fund                  New York Municipal Bond Fund
-----------------------------------------------   -----------------------------------------    -----------------------------------
    Period Ended              Year Ended               Period Ended         Year Ended            Period Ended      Year Ended
     09/30/2001               03/31/2001                09/30/2001          03/31/2001             09/30/2001       03/31/2001
 Shares      Amount       Shares      Amount         Shares     Amount   Shares     Amount     Shares     Amount  Shares   Amount
-----------------------------------------------   -----------------------------------------    -----------------------------------
 222,174    $ 222,175   1,564,604  $ 1,564,604        1,014   $ 10,254      636   $  6,223        118     $1,306     17    $  185
  29,768       29,767      81,174       81,175          474      4,804      579      5,629          0          0      0         0
 180,384      180,384     666,874      666,874          955      9,668      503      4,912          0          0      0         0
 104,379      104,378     162,116      162,115        1,886     18,957    3,184     30,520         32        350     38       400

     749          749       2,229        2,229           13        132       11        102          1          7      0         1
     415          415       1,015        1,015            8         82       10         96          0          0      0         0
   1,727        1,727       4,389        4,389           42        428       80        775          0          0      0         0
   3,107        3,107      13,305       13,305           86        875       94        911          7         83     17       172

(220,146)    (220,146) (1,609,628)  (1,609,628)        (601)    (6,010)    (426)    (4,055)        (1)       (10)    (1)      (11)
 (19,701)     (19,701)    (69,411)     (69,411)        (159)    (1,605)    (300)    (2,900)         0          0      0         0
(173,830)    (173,830)   (662,190)    (662,190)        (326)    (3,270)    (563)    (5,444)         0          0      0         0
 (62,129)     (62,129)   (347,072)    (347,072)        (714)    (7,227)  (1,362)   (13,085)       (74)      (830)     0         0

  66,897    $  66,896    (192,595) $  (192,595)       2,678   $ 27,088    2,446   $ 23,684         83     $  906     71    $  747
===============================================   =========================================    ===================================


                 Real Return Fund
   --------------------------------------------
       Period Ended            Year Ended
        09/30/2001             03/31/2001
     Shares    Amount      Shares      Amount
   --------------------------------------------
     21,969  $  230,011     8,084    $  82,016
     16,389     171,600     4,550       46,165
     18,806     196,879     6,698       68,127
     54,751     573,086    51,913      521,572

        352       3,683       238        2,408
        160       1,670       111        1,119
        231       2,416       151        1,523
      2,472      25,830     3,395       34,164

     (3,036)    (31,762)     (885)      (8,866)
       (595)     (6,226)     (541)      (5,441)
     (1,080)    (11,305)     (771)      (7,743)
    (11,856)   (123,973)  (13,721)    (138,260)

     98,563  $1,031,909    59,222    $ 596,775
   ============================================

                                    9.30.01 | PIMCO Funds Semi-Annual Report 161

September 30, 2001 (Unaudited)


4. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value.
Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                   Short-Term Fund                                 StocksPLUS Fund
                                   ----------------------------------------------     -----------------------------------------
                                        Period Ended                Year Ended            Period Ended           Year Ended
                                         09/30/2001                 03/31/2001             09/30/2001            03/31/2001
                                    Shares        Amount       Shares     Amount      Shares      Amount    Shares      Amount
                                   ----------------------------------------------     -----------------------------------------
Receipts for shares sold
   Class A                          50,745     $ 509,294     9,080     $  90,544       1,375    $ 14,149     8,726  $  114,951
   Class B                             286         2,884       503         5,009         861       8,716     3,507      44,932
   Class C                          10,391       104,323     1,711        17,069       1,352      14,001     3,337      42,342
   Other Classes                    56,869       570,701    57,226       571,111       5,138      54,226    16,726     213,063
Issued as reinvestment of
distributions
   Class A                             348         3,490       355         3,540          81         860       808       9,885
   Class B                               8            81        23           234         139       1,464     1,643      19,868
   Class C                              59           590        47           468         150       1,592     1,577      19,135
   Other Classes                     1,286        12,910     2,919        29,138         450       4,831     3,985      49,296
Cost of shares redeemed
   Class A                         (13,877)     (139,409)   (8,632)      (86,081)     (1,678)    (17,285)  (10,253)   (132,114)
   Class B                            (143)       (1,436)     (505)       (5,037)     (3,147)    (31,880)   (7,828)    (99,474)
   Class C                            (742)       (7,446)   (1,271)      (12,670)     (2,338)    (23,700)   (6,464)    (82,398)
   Other Classes                   (23,736)     (238,108)  (67,797)     (676,498)     (5,901)    (63,470)  (21,844)   (280,102)

Net increase (decrease) resulting
   from Fund share transactions     81,494     $ 817,874    (6,341)    $ (63,173)     (3,518)   $(36,496)   (6,080) $  (80,616)
                                   ==============================================     =========================================


        Strategic Balanced Fund
-------------------------------------------
  Period Ended           Year Ended
   09/30/2001            03/31/2001
Shares     Amount     Shares      Amount
-------------------------------------------
    49     $    519      113     $   1,366
    73          778      103         1,205
   219        2,307      548         6,349
   255        2,749      388         4,620

     4           39       31           362
     5           55       68           784
     9           91       94         1,030
    72          733      502         5,829

   (45)        (477)    (144)       (1,761)
   (80)        (849)    (267)       (3,157)
   (92)        (971)    (325)       (3,895)
  (211)      (2,270)  (6,100)      (77,433)

   258     $  2,704   (4,989)    $ (64,701)
===========================================







                                                 Total Return Fund                            Total Return Mortgage Fund
                                  -----------------------------------------------     -----------------------------------------
                                       Period Ended             Year Ended              Period Ended               Year Ended
                                        09/30/2001              03/31/2001               09/30/2001                03/31/2001
                                   Shares       Amount      Shares       Amount       Shares     Amount      Shares      Amount
                                  -----------------------------------------------     ------------------------------------------
Receipts for shares sold
   Class A                         119,082  $ 1,256,004    172,063    $ 1,764,570         817  $  8,559         110   $  1 ,132
   Class B                          39,021      411,603     37,206        382,832         235     2,473          84         865
   Class C                          45,000      474,564     47,953        493,040         342     3,627         214       2,205
   Other Classes                   722,473    7,615,079  1,343,263     13,706,067       1,233    13,041       2,031      20,314
Issued as reinvestment of
distributions
   Class A                           4,238       44,706      6,538         66,764          11       113           1          14
   Class B                           1,241       13,095      2,087         21,289           2        18           1          11
   Class C                           1,566       16,517      2,541         25,930           4        40           4          41
   Other Classes                    85,518      901,314    170,440      1,737,051          55       582         128       1,308
Cost of shares redeemed
   Class A                         (54,826)    (578,243)   (83,133)      (848,932)        (16)     (168)        (37)       (384)
   Class B                          (6,790)     (71,718)   (12,202)      (123,611)         (8)      (87)         (7)        (68)
   Class C                         (10,582)    (111,304)   (17,882)      (180,906)        (43)     (459)        (35)       (363)
   Other Classes                  (535,399)  (5,643,713)  (794,516)    (8,092,604)       (772)   (8,205)       (505)     (5,181)

Net increase (decrease) resulting
   from Fund share transactions    410,542  $ 4,327,904    874,358    $ 8,951,490       1,860  $ 19,534       1,989   $  19,894
                                  ================================================    ==========================================

162 PIMCO Funds Semi-Annual Report | 9.30.01

5. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2001 were as follows (amounts in thousands):

                                 U.S. Government/Agency          All Other
                           ----------------------------------------------------
                               Purchases         Sales    Purchases       Sales
-------------------------------------------------------------------------------
California Intermediate
 Municipal Bond Fund        $          0  $        226  $    37,395 $    55,037
California Municipal
 Bond Fund                             0           113        8,148       5,463
Convertible Fund                       0             0       65,208      76,801
Emerging Markets
 Bond Fund                             0             0      363,119     357,349
Foreign Bond Fund              1,300,915     1,337,723      437,900     296,594
Global Bond Fund II              119,644        98,108       53,221      88,830
GNMA Fund                        125,967       108,042          700         298
High Yield Fund                  146,328       180,389    1,458,240     919,149
Long-Term U.S.
 Government Fund               2,126,791     2,202,329       61,508      53,551
Low Duration Fund             19,659,132    20,119,567      633,385     687,025
Money Market Fund                      0             0            0           0
Municipal Bond Fund                  565           395       78,534      49,058
New York Municipal
 Bond Fund                           113           113        5,765       4,526
Real Return Fund               3,048,287     1,672,504      182,851     102,025
Short-Term Fund                  427,930       743,257      423,572     115,066
StocksPLUS Fund                2,721,803     2,928,618       90,431     221,079
Strategic Balanced Fund                0             0       16,122       8,452
Total Return Fund            127,013,164   125,305,486   10,074,991   8,274,677
Total Return
 Mortgage Fund                   278,349       325,261       89,179       3,467

6. Federal Income Tax Matters

As of March 31, 2001, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

     Additionally, the California Intermediate Municipal Bond, Convertible, Foreign Bond, Global Bond II, High Yield, Low Duration, Real Return, Short-Term, StocksPLUS and Total Return Funds realized capital losses and/or foreign currency losses during the period November 1, 2000 through March 31, 2001 which the Funds elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $75,517, $5,480,569, $7,607,826, $1,281,094,
$57,057,816, $11,492,366, $243,361, $721,218, $214,462,097, $17,936,702,
respectively.

     Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                         Capital Loss Carryforwards
                               ---------------------------------------------
                                Realized Losses  Acquired Losses  Expiration
                               ---------------------------------------------

High Yield Fund                 $   150,615,064    $           0   3/31/2009
High Yield Fund                      39,492,722                0   3/31/2008
High Yield Fund                               0       48,559,227   3/31/2003
Long-Term U.S. Government Fund        4,671,320                0   3/31/2008
Low Duration Fund                    36,222,381                0   3/31/2008
Short-Term Fund                         326,974                0   3/31/2009
Short-Term Fund                         412,413                0   3/31/2008
Short-Term Fund                         109,956                0   3/31/2007
StocksPLUS Fund                      86,222,244                0   3/31/2009
Strategic Balanced Fund               1,711,676                0   3/31/2009
Convertible Fund                      3,488,828                0   3/31/2009

7. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                             Foreign Bond   Global Bond    Long-Term U.S.    Low Duration     StocksPLUS   Total Return
                                     Fund       Fund II   Government Fund            Fund           Fund           Fund
                           ---------------------------------------------------------------------------------------------
                                                                      Premium
------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2001        $        696   $        56   $           631   $       1,822   $        756   $     35,755
Sales                               3,492           374             1,425             645          1,752        196,798
Closing Buys                       (1,631)         (177)           (1,123)              0           (189)        (2,294)
Expirations                          (278)          (27)             (420)           (684)        (2,083)       (69,300)
Exercised                               0             0                 0               0              0              0
------------------------------------------------------------------------------------------------------------------------
Balance at 09/30/2001        $      2,279   $       226   $           513   $       1,783   $        236   $    160,959
========================================================================================================================

                                    9.30.01 | PIMCO Funds Semi-Annual Report 163

PIMCO Funds: Pacific Investment Management Series


Manager Pacific Investment Management Company, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

Distributor              PIMCO Funds Distributors LLC, 2187 Atlantic Street,
                         Stamford, CT 06902

Custodian                State Street Bank & Trust Co., 801 Pennsylvania, Kansas
                         City, MO 64105

Shareholder              PFPC Global Fund Services, Inc., P.O. Box 9688,
Servicing Agent and      Providence, RI 02940-9688
Transfer Agent

Independent              PricewaterhouseCoopers LLP, One North Wacker Drive,
Accountant               Chicago, IL 60606

Legal Counsel            Dechert, 1775 Eye Street, Washington, DC 20006

For Account              For PIMCO Funds account information contact your
Information              financial advisor, or if you receive account statements
                         directly from PIMCO Funds, you can also call
                         1-800-426-0107. Telephone representatives are available
                         Monday-Friday 8:30 am to 8:00 pm Eastern Time.

HOW TO CONTACT US

For information regarding your investment, contact your financial advisor, or call:

Investor Services
1-800-426-0107

General Information
1-888-87-PIMCO

PIMCO Funds Online
www.pimcofunds.com

PIMCO Funds offers access to the specialized investment expertise of PIMCO Advisors L.P. (PIMCO). PIMCO manages over $280 billion and has a client list that includes more than half of the 100 largest U.S. corporations. The firm is a member of the Allianz Group, one of the world's leading financial services providers.

Stock Funds
----------------------------------

Growth
Growth Fund
Select Growth Fund
Target Fund
Opportunity Fund

Blend
Growth & Income Fund
Capital Appreciation Fund
Mid-Cap Fund

Value
Equity Income Fund
Renaissance Fund
Value Fund
Small-Cap Value Fund

Enhanced Index
Tax-Efficient Equity Fund
StocksPLUS Fund

International
Select International Fund

Sector-Related
Innovation Fund
Global Innovation Fund
Healthcare Innovation Fund


Stock and Bond Funds
----------------------------------
Strategic Balanced Fund
Asset Allocation Fund


Bond Funds
----------------------------------
Short Duration
Short-Term Fund
Low Duration Fund

Intermediate Duration
Total Return Fund

Long Duration
Long-Term U.S. Government Fund

International
Global Bond Fund II
Foreign Bond Fund
Emerging Markets Bond Fund

High Yield
High Yield Fund

Mortgage-Backed
GNMA Fund
Total Return Mortgage Fund

Inflation-Indexed
Real Return Fund

Convertible
Convertible Fund

Tax-Exempt
Municipal Bond Fund
CA Interm. Municipal Bond Fund
CA Municipal Bond Fund
NY Municipal Bond Fund


Access Staff
Editor
Ruth Straughn

Design
Wendy Berge


What do you think?
To provide feedback on access, e-mail us at: accessmag@pimcofunds.com. Or write to: PIMCO Funds, 2187 Atlantic Street, Stamford, CT 06902, Attention: Access Editor.



(C) 2001 PIMCO Funds Distributors, LLC

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. Although carefully verified, data is not guaranteed as to accuracy or completeness. PIMCO Funds can not be held responsible for any loss incurred by applying any information in this publication.

                               Stop the Clutter.

Now you can get shareholder reports and more--online.

PIMCO Funds is pleased to announce that you can now receive your shareholder communications online. This new service, called eDelivery, lets you access annual and semi-annual reports, prospectuses and proxy statements through the Internet, eliminating the paper mailings you've received from us in the past.

Sign up today. It's fast and easy.

To sign up, just go to www.pimcofunds.com/edelivery and complete the short enrollment form. Your participation in eDelivery will begin in the quarter you enroll.

For more information on this valuable new service, turn to page 4 in this magazine.


[GRAPHIC]


PIMCO
FUNDS

A Quarterly Publication from PIMCO Funds                        FALL/WINTER 2001



                              Energize your cash

                                                  Short-term bond funds can
                                                  add power to your savings.
                                                  Page 2

5PIMCO's economic|6Gross & McCulley       |8Is there value in    |Inside: PIMCO Funds
 think tank      | give their perspectives| today's stock market?|9.30.01 Semi-Annual Report D

                                                              [LOGO] PIMCO FUNDS

[LOGO] Plugging Into Short-Term Bond Funds

While the Federal Reserve's aggressive easing campaign may have sparked hope for an economic recovery, it's done no favors for cash investments. Ten Fed cuts in eleven months have brought interest rates down to levels not seen since the early '60s. As great as that's been for borrowers, it's been disheartening for savers. The average money market fund, which yielded 6.1% at the beginning of the year, was yielding a meager 2.88% as of September 30, 20011. And other traditional cash vehicles, such as CDs and money market accounts, have been earning even less.

A SERIES OF SHOCKS

All this comes at a time when Americans have more than $2.5 trillion sitting in cash.2 Consider what has happened: The NASDAQ and S&P 500 are off 70.31% and 31.85% from their 1999 highs3, consumer spending has dropped and unemployment has risen. What's more, the events of September 11th had a profound impact on the American mindset and served to exacerbate an already weak U.S. economy. The sum of these factors has caused investors to develop an understandable aversion to risk and driven them to park capital in "safe" investments.

The majority of this cash resides in money market funds, CDs and bank accounts, considered beacons of safety in the financial world. However, there's a price to pay for their relative security. "Investors' devotion to perfect safety is costing them even better returns," says Paul McCulley, renowned Fed-watcher and head of short-term securities at PIMCO. His solution: "Short-term bond funds cushion interest rate cuts and allow investors to maximize current income."

POWER SURGE

Short-term bond funds don't guarantee the return of your principal the way that FDIC-insured CDs and bank deposits do. And unlike money market funds, they don't assure investors of an unwavering $1 share price. Yet by taking a slight step up in risk, short-term bond funds can produce a substantial uptick in return. Over the past five years, the average short-term bond fund has produced an annualized total return of 5.77% compared to 4.89% for the average money market fund4. That extra return can really add up when compounded over time.

GOOD INSULATION

Meanwhile, the volatility of short-term bond funds is generally very low. That's because they typically invest in fixed-income securities with maturities of three years or less. Accordingly, their short average maturities make them less susceptible to interest rate changes than funds that invest in longer-term


More for Your Money
Short-term bond funds, such as PIMCO Low Duration Fund, can offer higher yields than other cash investments with little additional risk.
Current Yields (as of 9/30/01)

[CHART]
[PLOT POINTS TO COME]

Yield source for money market accounts and 6-month CDs: Banxquote. Yield source for money market funds: iMoneyNet, Inc. Money Fund Report Averages/All Taxable.

2 access | Fall/Winter 2001

Low interest rates don't have to mean low-wattage returns on your cash.


bonds. And funds that focus on high credit quality issues can be even more stable. For example, the net asset value of the McCulley-managed PIMCO Short-Term Bond Fund, which carries an average credit quality of A+ (9/30/01), has fluctuated only 3% in the 14 years since its inception.

"In the grand scheme of things, it shouldn't really matter to investors if their liquid reserves were to fluctuate between, say, 98 and 102 cents on the dollar," McCulley points out, "as long as they averaged 100 cents on the dollar."


WIRED FOR RETURN

That said, short-term bond funds probably aren't the right investment choice for the cash you need to pay the bills. But they can be a smart alternative for the money you're tucking away for a longer length of time. Good examples are an emergency fund or the savings you've earmarked for a major purchase in the next year or so.

They can also be a good way to invest any money you've been keeping on the sidelines. "Money market funds are safe but they don't provide returns," states Bill Gross, PIMCO co-founder and manager of PIMCO Low Duration Fund. A short-term bond fund, on the other hand, is a bonafide investment--it provides the potential for incremental return while still offering substantial principal protection.

The bottom line--given today's low interest rate environment, it's a smart idea to take a look at your cash investments as a whole. Determine what portion of those assets requires absolute safety. For the balance, you might want to consider a short-term bond fund. Your financial advisor can help you choose a fund that meets your investment objectives and that fits into your overall financial plan.


"...money fund investors can engineer a nice increase in yield without taking on huge added risks. Among the best options to consider: `ultra-short' and short-term bond funds."

  --The Wall Street Journal, June 29, 2001


History of Low Volatility
Short-term bond funds that focus on high credit quality securities, such as PIMCO Short-Term and Low Duration Funds, are relatively stable investments.

                        PIMCO                       PIMCO
Month              Short-Term Fund            Low Duration Fund
=====              ===============            =================
 9/30/98               $10.04                       $10.29
10/30/98               $10.03                       $10.22
11/30/98               $10.02                       $10.23
12/31/98               $10.00                       $10.17
 1/29/99               $10.00                       $10.17
 2/26/99               $10.00                       $10.07
 3/31/99               $10.03                       $10.10
 4/30/99               $10.03                       $10.10
 5/31/99               $ 9.99                       $10.02
 6/30/99               $ 9.98                       $ 9.97
 7/30/99               $ 9.97                       $ 9.92
 8/31/99               $ 9.96                       $ 9.88
 9/30/99               $ 9.96                       $ 9.90
10/29/99               $ 9.96                       $ 9.89
11/30/99               $ 9.96                       $ 9.88
12/31/99               $ 9.95                       $ 9.84
 1/31/00               $ 9.93                       $ 9.78
 2/29/00               $ 9.94                       $ 9.80
 3/31/00               $ 9.95                       $ 9.81
 4/28/00               $ 9.94                       $ 9.78
 5/31/00               $ 9.94                       $ 9.75
 6/30/00               $ 9.95                       $ 9.81
 7/31/00               $ 9.96                       $ 9.82
 8/31/00               $ 9.97                       $ 9.87
 9/29/00               $ 9.97                       $ 9.86
10/31/00               $ 9.96                       $ 9.81
11/30/00               $ 9.99                       $ 9.83
12/29/00               $10.00                       $ 9.90
 1/31/01               $10.02                       $10.01
 2/28/01               $10.05                       $10.01
 3/31/01               $10.03                       $10.03
 4/30/01               $10.01                       $10.01
 5/30/01               $10.04                       $10.04
 6/30/01               $10.01                       $10.01
 7/30/01               $10.04                       $10.13
 8/30/01               $10.04                       $10.14
 9/30/01               $10.06                       $10.20

Past performance is no guarantee of future results. All data is as of 9/30/01.

1. Source: iMoneyNet, Inc. 2. Includes $2.055 trillion in total money market mutual fund assets (source: ICI) and $0.775 trillion in total domestic deposits of U.S. savings institutions (source: FDIC) as of 6/30/01, the most recent time period for which FDIC data was available. 3. Source: Bloomberg. 4. Averages are calculated by Lipper Inc. They are the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. Savings accounts and CDs are guaranteed as to repayment of principal and interest by an agency of the US government. However, the investment return and principal value of bonds and bond funds will fluctuate. Money market funds are neither insured nor guaranteed by FDIC or any other government agency and there can be no assurance that any money market fund will be able to maintain a net asset value of $1.00 per share. PIMCO bond funds may invest in foreign securities, which may entail greater risk due to foreign economic and political developments. They also may invest in high-yield, lower rated securities, which generally involve greater risk to principal than investment in higher rated securities. The NASDAQ and S&P 500 are unmanaged indexes and it is not possible to invest directly in them. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund.

Morningstar chose two bond funds for its 401(k) plan. And they're both ours.

 For more information on PIMCO's complete range of bond funds, including PIMCO Total Return and High Yield Funds, call your financial advisor today.


 Past performance is no guarantee of future results. Selection of these funds by Morningstar was not based solely on performance. Morningstar chose institutional class shares for use in its plan. Expense ratios differ by share class. For additional details on the PIMCO Funds, call for a free prospectus that contains more complete information including charges and expenses. Please read this information carefully before you invest or send money.

Secular Outlook:
A Bond Manager's Perspective

At PIMCO, we believe that long-term, or secular, trends in demographics, politics and the global economy exert the most powerful influences on the fixed-income markets. While the events of September 11th may have exacerbated some of these trends--to the upside as well as the downside--we'd like to reassure you that our secular outlook remains unchanged. In fact, it is precisely at times like these, marked by near-term uncertainty and volatility, that our long-term view becomes most critical. We thought it would be timely to share this perspective with you now.


Each May more than 100 PIMCO investment professionals from around the globe gather together with leading outside experts for our annual Secular Forum. We use this meeting to formulate a three- to five-year outlook for bond markets worldwide, which determines how we structure our bond portfolios. The following conclusions comprise PIMCO's 2001 Secular Outlook.

U.S. GROWTH TO SLOW

Over the next three to four years, growth in the U.S. will be slower than the robust pace of over four percent experienced since 1997. Productivity gains in the U.S. have peaked and will revert closer to historical averages, producing a chain reaction of lower corporate profits, reduced investment, pressure on equity valuations and weaker growth. Anxious and overleveraged consumers will respond by reversing their negative savings rate, creating more of a drag on the economy.

EUROPE TO MATCH U.S.; JAPAN TO REMAIN WEAK

Growth in the Eurozone will at least match that of the U.S. Europe's economies are not burdened with U.S.-style investment and consump- tion bubbles. European growth will be supported by strong Information Tecnology (IT) spending as the region plays catch up to the U.S. Weighed down by weak banks, low consumer confidence and mounting public debt, Japan will contribute little to global growth over the next several years.

GLOBAL INFLATION AT 1-3 PERCENT

Weaker growth worldwide will pro- long a disinflationary environment that will leave global inflation in a range of 1-3 percent. The euro will strengthen against the dollar, help- ing keep European inflation below that of the U.S., as more European capital stays home amid lower returns and slower growth in the U.S. Temporary productivity gains from increased IT spending will also restrain European inflation.

RANGE-BOUND INTEREST RATES

Ten-year Treasuries will range between 41/2 and 61/2 percent from now until 2005. PIMCO will use ral-lies--periods when rates approach the lower end of our range--to reduce the duration, or interest rate sensitivity, of our portfolios. Since bond prices move inversely to interest rates, this will allow us to harvest capital gains. Eurozone rates could average 50 to 100 basis points less than U.S. rates because of lower inflation, a stronger currency and the European Central Bank's focus on inflation as opposed to growth.

BIAS TOWARD QUALITY

PIMCO remains committed to higher quality investments, especially mortgages, which offer attractive yields with minimal credit risk. Prices of corporate bonds will remain under pressure early in our secular period as weak economic growth translates into subdued corporate profit growth. Opportunities for high yield and corporates will be better in 2002 and beyond.

MODEST STOCK AND BOND RETURNS

Stock and bond returns will be fortunate to reach six percent annually over the next several years. Sub-par growth and still lofty valuations will crimp equity performance, while relatively low interest rates will cap the upside from bonds. The balance of risks favors bonds, though, because equities stand a greater chance of producing negative returns.

Past performance is no guarantee of future results. Forecasts cited do not represent the past or future performance of any PIMCO Funds. The credit quality of the investments does not apply to the stability or safety of any PIMCO fund. Investing in foreign securities may entail risk due to foreign economic and political developments and may be enhanced when investing in emerging markets. Treasury bills are guaranteed by the U.S. government and, if held to maturity, offer a fixed rate of return and fixed principal value. Mortgage-backed securities may be sensitive to changes in prevailing interest rates, when they rise the value generally declines. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. An investment in high yield securities, lower rated securities generally involves greater risk to principal than an investment in higher-rated bonds.

Top-Down

[PHOTO]
Bill Gross

Buying and Selling Hope

The September 11th attacks dealt a blow to the U.S. economy, causing many investors to wonder what's next for the financial markets--and their portfolios. In this excerpt from the October issue of his Investment Outlook, Bill Gross asks then answers three fundamental questions that shed some light on the current investment climate.


All the interest of my reason comes together in the following three questions:

 1.What can I know?
 2.What ought I to do?
 3.What may I hope?

--Immanuel Kant,
Critique of Pure Reason

Any investor, anytime must ask the question, "What am I buying?" Am I buying hope or am I buying value? That question is especially important in the wake of the September 11th attacks, because it's only natural to combine patriotism with hope for a better tomorrow and come to incorrect conclusions about valuations. But when it comes to investing, it pays to use one's head instead of one's heart. The heart should be responsible for writing a check to the Red Cross to assist surviving families in NYC, Washington D.C. and those killed in Pennsylvania. The head should be in charge of deciding whether bonds or stocks make sense at today's prices in an increasingly risky global economic and sociopolitical environment.

Eighteenth century philosopher Immanuel Kant wrote in his Critique of Pure Reason some sage advice for any investor, quoted at the beginning of this piece. His questions, at least for today will be my questions, beginning with...

1. WHAT CAN I KNOW?

I know several things. I know that in the early part of September, the U.S. economy was already in recession, and in the aftermath of September 11th, recovery could be postponed deep into 2002. I know President Bush and other government officials believe this war will be a long lasting one requiring sacrifices from all Americans. I know that the monetary spigot has been opened wide and that the fiscal lock box has been broken into. I know that since September 11th the financial environment has become increasingly risky. And finally, I know that significant secular trends involving globalization and privatization are at risk of slowing down or even reversing.

2. WHAT OUGHT I TO DO?

In an environment of increasing economic/financial risk, PIMCO's stance will focus first on protection of principal and secondarily on increasing return. We are in the culminating phase of a 20-year Treasury bond bull market with 2-year yields at 23/4% and 10-year yields at 41/2%. Should an investor risk principal loss for such paltry returns? Hardly. Should a risk-averse investor grab for Baa and junk bond yields in an environment where corporate profits are at risk? Hardly. For now, PIMCO will stress high quality, close to market durations, and a healthy dose of European sovereign credits.

3. WHAT MAY I HOPE?

Yours truly and PIMCO are not in the business of selling hope nor in paying too high a price for it on your behalf. I hope that America comes back from its current recession quicker than ever. I hope our current war against terrorism is won and won decisively. I hope the American initiatives promoting globalization and privatization are not halted or reversed. But I have serious questions about all of these hopes and more. "All the interest of my reason" suggests the ascendancy of caution, not hope, and the protection of principal at the expense of return.

Bill Gross is a founder and the Chief Investment Officer of PIMCO. He also manages PIMCO Total Return and Low Duration Funds.

6 access | Fall/Winter 2001

PIMCO'S LEADING BOND EXPERTS ASSESS THE ECONOMIC LANDSCAPE

[PHOTO]
Paul McCulley


The Right Way

All year, investors have been looking to the Fed to cut interest rates in an attempt to put the economy back on track. The Fed has delivered. And in the aftermath of September 11, it has intensified its efforts. But, as Paul McCulley explains in this excerpt from his October Fed Focus newsletter, cutting interest rates simply isn't enough.


The nation is in recession. When it began exactly, I don't know. The precise dating of recessions is not a science but an art, practiced by the National Bureau of Economic Research (NBER). And the NBER only dates them long after the fact. That's because the NBER is not in the forecasting business, but rather the history business. And in writing history, it is more important to be right than quick.

BETTER RIGHT AND QUICK

In Congressional testimony since the tragedies of September 11, Mr. Greenspan has evoked precisely the same dictum with respect to enacting additional fiscal stimulus: it is more important to be right than quick. I worry, however, that Mr. Greenspan's plea to avoid undue haste in crafting a fiscal stimulus package arises from the fact that he has only accepted the inevitability of a fiscal stimulus package, but has not embraced either its efficacy or desirability. More bluntly, I believe that Mr. Greenspan still believes that monetary policy should be the dominant and dominating counter-cyclical policy tool, aided and abetted by the "bond market vigilantes" policing fiscal policy authorities.


AND THE RIGHT WAY IS...

There is, as Mr. Greenspan argues, a "right" way to construct a fiscal stimulus package. And one that is expected to "work" will, by definition, offend the "bond market vigilantes." Put differently, long-term Treasury yields will naturally rise if/when credible prospects for recovery diminish the "safe" haven bid for long-term Treasuries. How much they rise will depend, in large part, on whether the Fed is expected to jack short-term rates when recovery is at hand. Thus, the "right" way for Congress to construct a fiscal stimulus is to (1) start with the presumption that, if successful, the vaunted "bond market vigilantes" will not like it; and (2) demand a pledge from the Fed to resist any urge to tighten in "solidarity" with the "bond market vigilantes."

A PRE-HOLIDAY TAX HOLIDAY

I'd like to offer my proposal for a fiscal stimulus package: a 3-6 month "holiday" in all payroll (social security) taxes. A payroll tax holiday has five key features I think make it the "right" way to go.

 It is large. The tax will raise almost $700 billion this year, about 7% of GDP. Thus, a 3-6 month holiday from the tax would boost private sector cash flow by 1%-3% of GDP, well above the 1% of GDP that conventional econometric models--and Greenspan--suggest is appropriate.

 It has a "sunset" provision, by definition: the length of the holiday.

  Payroll tax is a regressive tax on the household sector, with only 1.45% of both employee and employer levies applying to incomes above $80,400 (for Medicare). Thus, a holiday from the tax would put hard cold take-home cash into the hands of those who have a high marginal propensity to consume.

  Since the business sector pays half the tax "on behalf" of their employees, a three-month holiday from the tax would be an immediate boon to business cash flow--potentially over $75 billion.

  It's exceedingly easy to administer and fast-acting.

The bottom line: a payroll tax holiday can deliver what's needed--fiscal stimulus that's both right and quick.

Paul McCulley is a Managing Director at PIMCO and is manager of PIMCO Short-Term Fund.


These articles contain the opinions of the authors and do not represent a recommendation of any particular security, strategy or investment product. The authors' opinions are subject to change without notice. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. Duration is a measure of the Fund's price sensitivity expressed in years. An investment in high yield securities, lower rated securities generally involves greater risk to principal than an investment in higher-rated bonds. Investing in foreign securities may entail risk due to foreign economic and political developments and may be enhanced when investing in emerging markets.

                                                     Fall/Winter 2001 | access 7

The Case for Value Stocks Today


Despite a slower U.S. economy, not every stock or stock fund has suffered. In fact, PIMCO's value funds --Renaissance, Value and Small-Cap Value--have been thriving. That's because value funds invest in stocks that are underpriced relative to fundamental measures, such as earnings or book value. So for value investors, the market correction has opened up many new opportunities.

Importantly, value funds remain a sensible investment--both today and for the long term. Here are five historical and fundamental reasons why.

1. VALUE HAS OUTPERFORMED FOLLOWING PAST U.S. RECESSIONS

While we may not know for some time if the U.S. has officially slipped into recession, many economists believe that is the case. In the 12 months following each of the past three U.S. recessions, value outperformed the overall stock market by a substantial margin (see chart below).

2. VALUE OPPORTUNITIES ABOUND

While many value stocks have recovered, a large playing field remains. "There's no shortage of value opportunities in the current market," states John Schneider, manager of PIMCO Renaissance and Value Funds. The ongoing volatility continues to yield stocks that are undeservedly cheap.

3. LONG-TERM, VALUE STOCKS HAVE OUTPERFORMED

According to Ibbotson, value stocks have generally fared better than the broader stock market over the long term. For the 1928-2000 period, value stocks generated an average annual return of 13.1% compared to 10.0% for the S&P 500.

4. THEY'VE ALSO BEEN LESS VOLATILE

Importantly, value stocks have achieved their outperformance with relatively less volatility. Over the past five years, value stocks have been about 35% less volatile than growth stocks.*

5. VALUE STOCKS OFFER DIVERSIFICATION

Research has shown that value and growth stocks tend to outperform at different times. So investing in a value fund can help balance a portfolio's growth holdings.


  Recent Accolades for PIMCO's Value Funds

  PIMCO Small-Cap Value Fund
  "As the market has rotated toward cheap small caps in the wake of the tech and tele-com debacle, this buttoned-down fund has been partying big-time."
  -- Morningstar, August 2001

  PIMCO Renaissance Fund
  "While value funds have outperfomred the market during the last two years, PIMCO Renaissance has done even better, besting most of its mid-cap value peers."
  -- Barron's, November 2001

  PIMCO Value Fund
  "With a respectable long-term record, this offering is a fine choice for conservative investors."
  --Morningstar, July 2001


Value Tends to Outperform in a Post-Recessionary Environment
Value stocks significantly outperformed the S&P 500 in the 12-month period following the trough of each of the last three U.S. recessions.

[CHART]

   Source: Weisenberger. This chart is not indicative of the past or future performance of any PIMCO Fund.


Past performance is no guarantee of future results. The indexes mentioned in this article are unmanaged indexes and it is not possible to invest in them directly. This article is distributed for educational purposes and should not be considered investment advice. Data is as of 9/30/01 unless otherwise indicated. *As of 9/30/01, the 5-year standard deviation of the Russell 3000 Value Index was 16.14 compared to 24.95 for the Russell 3000 Growth Index. Diversification does not ensure against loss. Equity funds are subject to the basic stock market risk that a particular security or securities, in general, may decrease in value. PIMCO Renaissance & Value Funds may invest up to 15% in foreign securities, which may entail greater risk due to foreign economic and political developments. PIMCO Small Cap Value Fund invests in smaller companies, which may entail greater risk than larger companies, including higher volatility.

8 access | Fall/Winter 2001
quick takes


What's happening at PIMCO Funds? Read on for the latest news, including media highlights, fund updates, company announcements and more.


MR. BOND
Bill Gross, PIMCO's Chief Investment Officer, was highly visible during the past six months.

[LOGO]

Money magazine (October 2001) once again named him to its Ultimate Investment Club, labeling him "the most influential bond investor in the world."

In a personal profile, Investors Business Daily (August 10) called him the "pre-eminent bond manager in accolades."

The strong performance of Gross's flagship portfolio, PIMCO Total Return Fund, was featured in numerous media, including The Washington Post (August 26), Bloomberg (August 24), CNNfn (August 7) and The New York Times (August 3).

During a time when Bill's guidance was in high demand, he appeared on CNBC and CNN over 10 times, giving his insight on the economy, interest rates and the Federal Reserve.


KUDOS IN HIGH YIELD
During a difficult market for high yield bond funds, PIMCO High Yield Fund continued to stand out among its peers, gaining accolades from some of the most respected names in the industry.

In particular, Morningstar, in their August 2001 newsletter, picked PIMCO High Yield Fund as one of their favorite high yield offerings, stating the Fund's "conservative approach has paid off over the long term...as it has posted solid returns with far less volatility than its average peer."

And, a Barron's article regarding bond market allocations (August 13) recommended an investment in PIMCO High Yield Fund for investors seeking yield with relatively low volatility.

PIMCO GNMA FUND GETS A NEW MANAGER

Effective October 1, 2001, Scott Simon will become the portfolio manager of PIMCO GNMA Fund. Currently the manager of PIMCO Total Return Mortgage Fund, Mr. Simon is head of mortgage-backed securities at PIMCO and is a senior member of the firm's portfolio management and strategy groups. He has more than 17 years of experience in the sector.


The expansion of Mr. Simon's responsibilities comes at an important time. Because of their high credit quality and attractive yields, mortgage-backed securities have lately been favored by Bill Gross and the PIMCO bond team. For more information on PIMCO's mortgage funds, speak with your financial advisor.

STRENGTH IN VALUE

PIMCO Renaissance Fund, a multi-cap value offering, and PIMCO Value Fund, a large-cap value investment, both received exceptional media coverage during the third quarter.

The Washington Post (August 12) highlighted PIMCO Renaissance Fund and manager John Schneider's investment approach in a lengthy fund profile.

Standard & Poors performed a similar type of analysis on PIMCO Value Fund, focusing on the product's concentration within the smaller-capitalization portion of large-cap value stocks.


Past performance is no guarantee of future results.

                                                     Fall/Winter 2001 | access 9

[LOGO]
Bill Gross and the Gross PIMCO bond team.


Morningstar's only two-time Manager of the Year.

Morningstar named Bill Gross and the PIMCO bond team Fixed Income Fund Manager of the Year for 2000--the second time PIMCO has won the honor. In fact, Gross and his colleagues are the only manager in any category to earn the award twice.

You can access this expertise through PIMCO's acclaimed bond funds, including PIMCO Total Return Fund--America's largest bond fund. Contact your financial advisor for details.

Past performance is no guarantee of future results. Morningstar Manager of the Year designation was awarded in January 2001. Award winners are chosen based upon Morningstar's own research and in-depth evaluation by its senior editorial staff. PIMCO Total Return Fund claim of "America's largest bond fund" based on total net assets by Financial Research Corp. as of 8/31/01.

                                                                          PIMCO
                                                                          FUNDS

SEPTEMBER 30, 2001

                        Semi-Annual Report

Pacific Investment
Management Series

Share Class

 D

SHORT DURATION BOND FUNDS
Short-Term Fund
Low Duration Fund

INTERMEDIATE DURATION BOND FUNDS
Total Return Fund

INTERNATIONAL BOND FUNDS
Foreign Bond Fund
Emerging Markets Bond Fund

HIGH YIELD BOND FUNDS
High Yield Fund

MORTGAGE-BACKED BOND FUNDS
GNMA Fund
Total Return Mortgage Fund

INFLATION-INDEXED BOND FUNDS
Real Return Fund

CONVERTIBLE FUNDS
Convertible Fund

TAX-EXEMPT BOND FUNDS
Municipal Bond Fund

California Interm. Municipal
Bond Fund

California Municipal Bond
Fund

New York Municipal Bond Fund

Short Duration Municipal
Income Fund

STOCK AND BOND FUNDS
Strategic Balanced Fund

ENHANCED INDEXED STOCK FUNDS
StocksPLUS Fund

                                                              [LOGO] PIMCO FUNDS

Table of Contents
Chairman's Letter................................................................ 3

Fund Summaries.................................................................4-38

Schedules of Investments.....................................................39-119

                                                    Fund                Schedule of
                                                    Summary             Investments
California Inter. Muni. Bond Fund........................4 ......................39
California Municipal Bond Fund...........................6 ......................42
Convertible Fund.........................................8 ......................44
Emerging Markets Bond Fund..............................10 ......................46
Foreign Bond Fund.......................................12 ......................48
GNMA Fund...............................................14 ......................55
High Yield Fund.........................................16 ......................57
Low Duration Fund.......................................18 ......................63
Municipal Bond Fund.....................................20 ......................71
New York Municipal Bond Fund............................22 ......................74
Real Return Fund........................................24 ......................75
Short Duration Municipal Bond Fund......................26 ......................78
Short-Term Fund.........................................28 ......................80
StocksPLUS Fund.........................................30 ......................84
Strategic Balanced Fund.................................32 ......................88
Total Return Fund.......................................34 ......................89
Total Return Mortgage Fund..............................36 .....................118

Financial Highlights........................................................120-123

Statements of Assets and Liabilities........................................124-125

Statements of Operations....................................................126-127

Statements of Changes in Net Assets.........................................128-131

Statements of Cash Flows........................................................132

Notes to Financial Statements...............................................133-139

[PHOTO]

Dear Fellow Shareholder:

It is impossible to look back at the past six months without reflecting on the events that took place on September 11, 2001. These unthinkable acts of terrorism had a profound impact on all Americans, including every employee at PIMCO.

Though we cannot predict how the markets will react to any particular development, there are a few things that we're sure of. First, the U.S. capital markets remain the largest and most efficient in the world. Second, they will eventually recover. And finally, those who remain invested and properly diversified will participate when they do. History has shown that a well-diversified portfolio, allocated to both stocks and bonds, is an excellent investment strategy for the long term.

Please remember that your financial advisor can be a valuable resource in times like these. We encourage you to work with him or her to keep current market conditions in perspective and to make sure that your investment strategy remains in sync with your long-term financial goals.

In terms of our Funds' performance this period, I'm pleased to report that they once again delivered solid relative returns. In fact, the vast majority posted double-digit gains in the past year, providing investors with a much-needed stronghold.

As always, I thank you for the trust you've placed in PIMCO. If you have questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Funds at 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

Sincerely,
Brent R. Harris

/s/ Brent R. Harris

Chairman of the Board
October 31, 2001
                                      9.30.01 | PIMCO Funds Semi-Annual Report 3

A TAX-EXEMPT BOND FUND

PIMCO CA Intermediate Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from federal and California income tax.

DURATION RANGE:
3-7 years

TOTAL NET ASSETS:
$101.2 million

FUND INCEPTION DATE:
8/31/99

PORTFOLIO MANAGER:
Mark McCray

PORTFOLIO:
Intermediate maturity municipal securities.

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund posted solid results in the past six-month, one-year periods.

The Fund's Class D shares returned 3.72% for the six-month period ended September 30, 2001, slightly ahead of the Lehman Brothers Intermediate California Insured Municipal Bond Index and the Lipper California Intermediate Municipal Debt Fund Average. Yet over the past year, the Fund's outperformance was more pronounced. For the one-year period, the Fund returned a solid 9.41% compared to returns of 8.83% and 8.32% for its index and average, respectively.

California municipal bonds outperformed the national market.

Early in the six-month period, California municipal yields rose as aggressive Fed rate cuts fueled investor optimism for an economic recovery. However, yields fell across most maturities during the third quarter as the economy slowed further, layoffs mounted and confidence fell. The September 11 attacks exacerbated these trends, heightening uncertainty in the financial markets. After the attacks, longer-term CA yields rose while short-term yields fell in response to Fed easing and anticipated fiscal stimulus.
After the attacks, longer-term CA yields rose while short-term yields fell in response to Fed easing and anticipated fiscal stimulus.

"California municipal bonds remain compelling, as they offer competitive risk and tax-adjusted yields."

California municipals outperformed the national market as CA yields fell in response to stabilized energy costs, modest new issuance and investors' flight to safety.

Above-benchmark duration contributed the most to fund returns.

Above-benchmark duration added to the Fund's performance in the past six months as California yields fell sharply across all maturities. In addition, a mod est allocation to non-California debt that qualifies for California tax-exemption enhanced returns as these bonds outperformed the California market. Issue selection involving insured CA revenue bonds further boosted relative performance as investors sought higher quality paper with attractive yields. The Fund's maturity mix, which combined short-and long-term issues, detracted from results, as long-term California yields declined the least during the period.

California municipals remain attractive relative to other bond sectors.

After weighing the potential impact of the terrorist attacks, PIMCO's long-term forecast for weak global growth remains intact. However, we now anticipate a sharper, V-shaped U.S. economic recovery. Further near-term economic contraction should be followed by a strong snap back sometime next year, driven by aggressive fiscal and monetary stimulus. Given this outlook, California municipal bonds remain compelling, even under recessionary conditions, as they offer competitive risk and tax-adjusted yields. For now, we intend to keep duration close to the benchmark and to target longer-term municipals with high average credit quality (AA), as California credit risk premiums could increase amid substantial new issuance and potential budget deficits.

4    PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO CA Interm. Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                                      1 year   3 year  5 year  10 year  Inception
                                                                                                         (8/31/99)
PIMCO CA Interm. Municipal Bond Fund D Shares                           9.41%      --      --       --       8.11%
Lipper CA Intermediate Municipal Debt Fund Average                      8.32%      --      --       --         --
Lehman Brothers Intermediate CA Insured Municipal Bond Index            8.83%      --      --       --         --

MATURITY PROFILE


  Less than 1 year                                    18%
  1-5 years                                           24%
  5-10 years                                          53%
  10-20 years                                          5%
  Duration                                     5.5 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes                          99.6%
   Other                                             0.4%


QUALITY BREAKDOWN

  AAA                                               55.5%
  AA                                                18.0%
  A                                                  6.6%
  BBB                                               12.6%
  BB                                                 7.3%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]

                                 PIMCO CA                  Lehman Bros.
                              Interm. Muni.             Interm. CA Insured
        Month                     Bond D                 Muni. Bond Index
      =========               =============             ===================
     08/31/1999                   10,000                      10,000
     09/30/1999                   10,067                      10,064
     10/31/1999                    9,989                       9,998
     11/30/1999                   10,071                      10,080
     12/31/1999                   10,024                       9,987
     01/31/2000                   10,052                      10,044
     02/29/2000                   10,114                      10,099
     03/31/2000                   10,292                      10,247
     04/30/2000                   10,265                      10,170
     05/31/2000                   10,311                      10,197
     06/30/2000                   10,503                      10,426
     07/31/2000                   10,638                      10,569
     08/31/2000                   10,789                      10,734
     09/30/2000                   10,754                      10,673
     10/31/2000                   10,820                      10,736
     11/30/2000                   10,870                      10,784
     12/31/2000                   11,048                      10,957
     01/31/2001                   11,225                      11,152
     02/28/2001                   11,241                      11,150
     03/31/2001                   11,344                      11,200
     04/30/2001                   11,159                      10,996
     05/31/2001                   11,350                      11,187
     06/30/2001                   11,415                      11,253
     07/31/2001                   11,551                      11,438
     08/31/2001                   11,781                      11,648
     09/30/2001                   11,766                      11,616

----------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of California exempt from regular federal income tax and California income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 38 for additional footnotes, which include additional information.

                                        9.30.01|PIMCO Funds Semi-Annual Report 5

A TAX - EXEMPT BOND FUND

PIMCO CA Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from federal and California income tax.

PORTFOLIO:
Intermediate to long-term maturity municipal securities.

DURATION RANGE:
3-12 years

FUND INCEPTION DATE:
5/16/00

TOTAL NET ASSETS:
$15.2 million

PORTFOLIO MANAGER:
Mark McCray


[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund outperformed its benchmark and peers by a substantial margin.

For the six-month period ended September 30, 2001, the Fund's Class D shares returned 4.80%, besting the Lehman Brothers California Insured Municipal Index, which returned 3.72%, and the Lipper California Municipal Debt Fund Average, which returned 3.46%. Notably, this strong outperformance was even more pronounced in the past year. The Fund's one-year return of 11.31% far outpaced the index and average, which returned 8.52% and 9.26%, respectively, for the same time period.

California municipal bonds outperformed the national market.

Early in the six-month period, California municipal yields rose as aggressive Fed rate cuts fueled investor optimism for an economic recovery. However, yields fell across most maturities during the third quarter as the economy slowed further, layoffs mounted and confidence fell. The September 11 attacks exacerbated these trends, heightening uncertainty in the financial markets. After the attacks, longer-term CA yields rose while short-term yields fell in response to Fed easing and anticipated fiscal stimulus. California municipals outperformed the national market as CA yields fell and prices rose in response to stabilized energy costs, modest new issuance and investors' flight to safety.

Strong security and issue selection had a large impact on results.

The Fund's underweight in uninsured California state general obligation bonds improved returns during the period, as investors--concerned that the slowing economy would diminish tax revenue--shunned these issues. In addition, exposure to non-California debt that qualifies for California tax exemption enhanced performance as these issues outperformed the California market. Individual security selection of longer-term revenue bonds, such as healthcare and water & sewer, also added to results. However, the Fund's below-benchmark duration detracted from relative performance as California municipal yields fell across all maturities.

California municipals remain attractive relative to other sectors.

After weighing the potential impact of the terrorist attacks, PIMCO's long-term forecast for weak global growth remains intact. However, we now anticipate a sharper, V-shaped U.S. economic recovery. Further near-term economic contraction should be followed by a strong snap back sometime next year, driven by aggressive fiscal and monetary stimulus. Given this outlook, California municipal bonds remain compelling even under recessionary conditions, as they offer attractive tax-adjusted yields relative to Treasury and agency debt. For now, we intend to keep duration close to the benchmark and to target longer-term municipals with high average credit quality (AA), as California credit risk premiums could increase amid substantial new issuance and potential budget deficits.

6 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO CA Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                          1 year    3 year   5 year   10 year   Inception
                                                                                                (5/16/00)
PIMCO CA Municipal Bond Fund D Shares                     11.31%       --       --       --       12.49%
Lipper CA Municipal Debt Fund Average                      9.26%       --       --       --          --
Lehman Brothers CA Insured Municipal Index                 8.52%       --       --       --          --

MATURITY PROFILE

 Less than 1 year                                  24%
 1-5 years                                          8%
 5-10 years                                        28%
 10-20 years                                       13%
 20-30 years                                       27%
 Duration                                    7.0 years

SECTOR BREAKDOWN

 Municipal Bonds & Notes                         98.5%
 Other                                            1.5%

QUALITY BREAKDOWN

 AAA                                             50.8%
 AA                                              34.0%
 A                                                3.5%
 BBB                                              6.8%
 BB                                               4.9%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]

                                                           Lehman Bros.
                                  PIMCO                     CA Insured
                               CA Municipal                 Muni. Bond
        Month                     Bond D                       Index
        =====                     ======                       =====
     05/31/2000                   10,000                      10,000
     06/30/2000                   10,207                      10,321
     07/31/2000                   10,347                      10,475
     08/31/2000                   10,490                      10,715
     09/30/2000                   10,461                      10,658
     10/31/2000                   10,520                      10,579
     11/30/2000                   10,579                      10,662
     12/31/2000                   10,794                      10,940
     01/31/2001                   10,958                      11,042
     02/28/2001                   11,040                      11,061
     03/31/2001                   11,110                      11,151
     04/30/2001                   10,825                      10,939
     05/31/2001                   11,085                      11,101
     06/30/2001                   11,184                      11,150
     07/31/2001                   11,426                      11,338
     08/31/2001                   11,640                      11,626
     09/30/2001                   11,642                      11,566

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

Past performance is no guarantee of future results. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. The Fund may invest up to 10% in high-yield lower-rated securities, which generally involves greater risk to principal than higher-rated bonds. The Fund may also invest in derivative instruments and mortgage-backed securities. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 38 for additional footnotes, which include additional information.

                                      9.30.01 | PIMCO Funds Semi-Annual Report 7

A  C O N V E R T I B L E  F U N D

PIMCO Convertible Fund

OBJECTIVE:
Seeks maximum total return, consistent with prudent investment management.

PORTFOLIO:
Convertible securities.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
3/31/99

TOTAL NET ASSETS:
$43.2 million

PORTFOLIO MANAGER:
Sandra Durn

[PHOTO]
Sandra Durn
Fund Manager

Ms. Durn is head of convertible bond strategies at PIMCO. Previously the lead convertible securities portfolio manager at Nicholas-Applegate Capital Management, she has seven years of investment experience.

Fund returns reflected convertible market weakness.

PIMCO Convertible Fund's Class D shares returned -9.00% for the six-month period ended September 30, 2001--results that reflected the overall weakness in the convertible market. The Fund performed in line with its Lipper peer group, which returned -8.79%, but trailed its benchmark, the First Boston Convertible Bond Index, which returned -7.34%. Over the longer term, the Fund maintains a relatively strong performance record, returning 4.90% annually since inception. These results remain well ahead of its benchmark and average, which returned 3.76% and 3.44%, respectively, over the same time period.

Convertibles fared better than stocks but lagged conventional bonds.

Early in the six-month period, investors remained optimistic that the economy would recover in response to aggressive Fed rate cuts. Nonetheless, bond yields fell and stocks floundered as eroding corporate profits, mounting layoffs and falling consumer confidence all plagued the economy. The September 11 attacks amplified these trends, causing a flight to safety in the financial markets. Because they are more closely tied to the business environment, convertibles lagged high-quality bond sectors such as Treasuries and mortgages. They outperformed equities, however, as convertibles' lower degree of principal risk offered some downside protection.

High-quality bias aided performance.

Given the deteriorating credit fundamentals in the convertible market, the Fund's high-quality focus was positive for performance. An underweight exposure to telecom and technology issues also helped returns as these sectors suffered from weak corporate profits and reduced investment. Still, the Fund's above-index delta, or sensitivity to underlying equities, hurt performance as the weakening global economy took its toll on stock markets worldwide. An underweight position in zero coupon convertible bonds also detracted from relative returns as these defensively structured issues outperformed.

Focus on fundamentally strong companies should be key to future results.

Having measured the potential impact of the September 11 attacks, PIMCO's long-term outlook for weak global growth remains intact. However, we now anticipate a V-shaped U.S. recovery, as further economic contraction should be followed by a snap back later next year. In the near term, we believe that higher-quality convertibles should do well, as their downside protection should help mitigate the impact of a slowing economy. We intend to maintain our focus on companies with strong balance sheets that are well positioned to weather the slowdown, concentrating on investment-grade convertible securities.

8 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Convertible Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                            1 year   3 year  5 year  10 year  Inception
                                                                                              (3/31/99)
PIMCO Convertible Fund D Shares                             -28.02%      --      --       --      4.90%
Lipper Convertible Securities Fund Average                  -23.34%      --      --       --        --
First Boston Convertible Bond Index                         -23.81%      --      --       --        --

MATURITY PROFILE

   Less than 1 year                                  14%
   1-5 years                                         29%
   5-10 years                                         4%
   10-20 years                                       50%
   20-30 years                                        1%
   20-30 years                                        2%
   Duration                                   1.4 years

SECTOR BREAKDOWN

   Convertible Bonds & Notes                       69.2%
   Convertible Preferred Stock                     22.8%
   Short-Term Instruments                           6.8%
   Other                                            1.2%

QUALITY BREAKDOWN

   AAA                                             13.9%
   AA                                               9.9%
   A                                               28.2%
   BBB                                             35.0%
   BB                                               8.8%
   B                                                4.2%

CHANGE IN VALUE For periods ended 9/30/01

                                    [CHART]


                                                                   First Boston
                                              PIMCO                Convertible
             Month                        Convertible D             Bond Index
            =======                       =============            ============
           03/31/1999                         10,000                  10,000
           04/30/1999                         10,477                  10,405
           05/31/1999                         10,663                  10,309
           06/30/1999                         11,239                  10,754
           07/31/1999                         11,265                  10,612
           08/31/1999                         11,242                  10,643
           09/30/1999                         11,347                  10,671
           10/31/1999                         11,802                  11,040
           11/30/1999                         12,666                  11,888
           12/31/1999                         14,177                  13,695
           01/31/2000                         14,466                  13,489
           02/29/2000                         16,009                  14,905
           03/31/2000                         16,005                  14,584
           04/30/2000                         14,930                  13,873
           05/31/2000                         14,462                  13,129
           06/30/2000                         15,243                  13,982
           07/31/2000                         14,806                  13,560
           08/31/2000                         15,934                  14,603
           09/30/2000                         15,655                  14,396
           10/31/2000                         14,930                  13,734
           11/30/2000                         13,051                  12,071
           12/31/2000                         14,026                  12,623
           01/31/2001                         14,458                  13,363
           02/28/2001                         12,890                  12,339
           03/31/2001                         12,383                  11,837
           04/30/2001                         13,314                  12,634
           05/31/2001                         12,989                  12,562
           06/30/2001                         12,451                  12,324
           07/31/2001                         12,059                  12,081
           08/31/2001                         11,907                  11,772
           09/30/2001                         11,269                  10,968

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The portfolio's risk/reward profile is then dynamically managed in order to modestly participate with rising equity prices while protecting again declines. Disciplined company/credit analysis maximizes the portfolio's capital appreciation potential.

Past Performance is no Guarantee Of Future Results. The Fund may invest up to 35% of its assets in high yield securities which are lower rated securities, 20% in foreign currencies which can involve special risks due to foreign economic and political developments, emerging markets, and investing in smaller companies. The Fund may have to convert securities before it would otherwise choose to, which may have an adverse effect on the Fund's ability to achieve its investment objective. SEE PAGE 38 FOR ADDITIONAL FOOTNOTES, WHICH INCLUDE ADDITIONAL INFORMATION.

                                      9.30.01 | PIMCO Funds Semi-Annual Report 9

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Emerging market fixed income securities.

DURATION RANGE:
0-8 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$66.2 million

PORTFOLIO MANAGER:
Mohamed El-Erian


[PHOTO]
Mohamed EL-Erian
Fund Manager

Dr. El-Erian is a managing director and head of the firm's emerging markets portfolio management team. His past experience includes 15 years with the IMF leading policy work on debt and country issues.

Fund's performance trounced index and peer group.

For the six-month period ended September 30, 2001, the Fund's Class D shares posted an 8.05% gain, solidly beating the J.P. Morgan Emerging Markets Bond Index Plus and Lipper Emerging Markets Debt Fund Average, which returned -1.91% and -0.02% respectively. In addition, the Fund's one-year return of 15.63% strongly outperformed the index and average, exceeding their returns by 13.85% and 12.79%, respectively.

Emerging markets bonds held up relatively well amid the slowdown.

The synchronized global slowdown, which was advanced by the events of September 11, proved detrimental to emerging markets bonds in the past six months. Still, the area fared better than many other fixed-income and equity markets in the wake of the attacks, reflecting the defensive positioning that had already been adopted by many investors in the sector. The J.P. Morgan Emerging Markets Index shed 5.77% for the month of September. Generally, higher quality issues outperformed during the period, while weaker economies (i.e., Argentina) posted the worst results.

Low Argentine exposure greatly enhanced Fund performance.

A significant underweight to Argentina was the primary source of the Fund's outperformance, as the country's problems mounted and investor confidence in the current policy regime deteriorated. Slight overweight positions in Russia and Mexico enhanced returns as both economies showed signs of fundamental strength. At the same time, an underweight position in Turkey detracted from returns as geopolitical considerations garnered international community support despite deteriorating country fundamentals.

Defensive positioning should be key to near-term results.

In the short-term, we expect emerging markets bonds to be subject to higher-than-normal uncertainty due to the fluid international environment. Market sentiment will likely be determined by the outlook for developed countries, the progress of the U.S.-led response to terrorism and the outcome of the Argentine situation. In light of these variables, we intend to retain a defensive posture for the Fund in terms of cash holdings, average credit quality and duration exposure. We anticipate maintaining our underweight positions in Argentina and Turkey and our overweight position in Brazil, which serves as a higher-quality substitute for regional Latin America exposure. Looking ahead, we remain confident that our long-term strategy, which favors quality and liquidity, will reward investors as the global economy begins to rebound.

10 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Emerging Markets Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                      1 year     3 year      5 year     10 year    Inception
                                                                                                   (7/31/97)
PIMCO Emerging Markets Bond Fund D Shares             15.63%     22.22%         --         --         8.18%
Lipper Emerging Markets Debt Fund Average              2.84%     16.53%         --         --           --
J.P. Morgan Emerging Markets Bond Index Plus           1.78%     17.03%         --         --           --

MATURITY PROFILE

   Less than 1 year                                30%
   1-5 years                                        4%
   5-10 years                                      33%
   10-20 years                                     17%
   20-30 years                                     14%
   Over 30 years                                    2%
   Duration                                  4.9 years

COUNTRY ALLOCATION

   Brazil                                        23.1%
   Short-Term Instruments                        15.2%
   Mexico                                        14.1%
   Russia                                        13.5%
   Other                                         34.1%

QUALITY BREAKDOWN

   AAA                                           14.5%
   AA                                             4.7%
   BBB                                           25.8%
   BB                                            32.2%
   B                                             22.8%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]

                                                              J.P. Morgan
                                  PIMCO                    Emerging Markets
        Month               Emerging Markets D              Bond Index Plus
        =====               ==================              ===============
     07/31/1997                   10,000                         10,000
     08/31/1997                    9,879                          9,960
     09/30/1997                   10,150                         10,264
     10/31/1997                    8,992                          9,082
     11/30/1997                    9,464                          9,513
     12/31/1997                    9,703                          9,841
     01/31/1998                    9,714                          9,822
     02/28/1998                    9,988                         10,103
     03/31/1998                   10,283                         10,354
     04/30/1998                   10,306                         10,379
     05/31/1998                    9,971                         10,025
     06/30/1998                    9,641                          9,735
     07/31/1998                    9,786                          9,802
     08/31/1998                    7,056                          6,985
     09/30/1998                    7,603                          7,668
     10/31/1998                    7,999                          8,165
     11/30/1998                    8,635                          8,645
     12/31/1998                    8,529                          8,429
     01/31/1999                    8,231                          8,117
     02/28/1999                    8,393                          8,233
     03/31/1999                    8,958                          8,857
     04/30/1999                    9,703                          9,462
     05/31/1999                    9,093                          8,922
     06/30/1999                    9,364                          9,321
     07/31/1999                    9,302                          9,128
     08/31/1999                    9,283                          9,115
     09/30/1999                    9,696                          9,434
     10/31/1999                   10,006                          9,798
     11/30/1999                   10,274                         10,075
     12/31/1999                   10,754                         10,620
     01/31/2000                   10,514                         10,410
     02/29/2000                   11,133                         11,080
     03/31/2000                   11,412                         11,429
     04/30/2000                   11,193                         11,211
     05/31/2000                   10,973                         10,925
     06/30/2000                   11,485                         11,479
     07/31/2000                   11,761                         11,826
     08/31/2000                   12,169                         12,243
     09/30/2000                   12,006                         12,077
     10/31/2000                   11,802                         11,805
     11/30/2000                   11,859                         11,745
     12/31/2000                   12,276                         12,284
     01/31/2001                   12,792                         12,911
     02/28/2001                   12,745                         12,706
     03/31/2001                   12,848                         12,532
     04/30/2001                   12,922                         12,458
     05/31/2001                   13,208                         12,766
     06/30/2001                   13,606                         12,962
     07/31/2001                   13,707                         12,159
     08/31/2001                   14,407                         12,760
     09/30/2001                   13,883                         12,292

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager is guided by risk-adjusted real yields. His goal is to identify not only which countries to overweight or underweight, but where on each country's yield curve the Fund should take an exposure.

Past performance is no guarantee of future results. This Fund may invest at least 80% of its assets in issuers that economically are tied to countries with emerging securities markets. Investing in foreign securities may entail greater risk due to foreign economic and political developments, this risk may be enhanced when investing in emerging markets. The Fund may also invest in high yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See Page 38 For Additional Footnotes, Which Include Additional Information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 11

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Intermediate maturity hedged non-U.S. fixed income securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
12/02/92

TOTAL NET ASSETS:
$755.0 million

PORTFOLIO MANAGER:
Sudi Mariappa


[PHOTO]
Sudi Mariappa
Fund Manager

Mr. Mariappa is lead portfolio manager of PIMCO Foreign Bond and Global Bond II Funds and oversees the firm's Asian trading and portfolio management group in Japan. He has 12 years of investment experience.

Fund outpaced its benchmark for the six-month period.

For the six-month period ended September 30, 2001, PIMCO Foreign Bond Fund's Class D shares returned 3.34%, handily outpacing the portfolio's benchmark, the J.P. Morgan Non-U.S. Index (Hedged), which returned 2.57%. The Fund also outperformed the index over the one-year period, posting a gain of 10.56% versus 9.41% for the index. While the Fund slightly trailed its average Lipper peer in the past six-months, it remains well ahead of the pack over longer time periods, beating its average by 3.89% and 4.96% over the past one and three years, respectively.

Plunging short-term rates, steepening yield curves dominated foreign markets.

Given an environment of flagging global growth, most economies faced significant challenges prior to the events of September 11 and were further weakened in wake of the attacks. As result, the global economy is most likely suffering from its most severe slowdown since the 1974 oil price shock. In a coordinated effort, central banks worldwide cut interest rates, attempting to instill confidence, provide liquidity and revive growth. Short-term rates plunged and yield curves steepened in response, as heightened uncertainty raised expectations for further monetary easing.

Duration posture and yield curve positioning added to fund returns.

The Fund's strategy of extending duration through exposure to longer-term European bonds added to relative returns during the past six months, as these yields fell amid the global slowdown. In addition, our yield curve strategy, which focused on shorter-dated securities in Europe and the U.K., enhanced returns over the course of the period. While a focus on global mortgages and an underweight position in Japan were positive for performance, the Fund's allocation to real return bonds detracted from results, as these issues rallied less than conventional securities with similar maturities.

Economic conditions bode well for core european bonds.

PIMCO's long-term forecast of sluggish global growth remains intact after weighing the potential impact of the terrorist attacks. However, we believe that over the next year, a V-shaped U.S. recovery will lead a global economic turnaround. Moving forward, we expect to keep duration close to the benchmark and to move to a more neutral yield curve stance. We are likely to overweight core European bonds, as slow global growth and the European Central Bank (ECB)'s mandate to fight inflation should create a positive bond environment.

12 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Foreign Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                        1 year     3 year     5 year     10 year    Inception
                                                                                                    (12/2/92)
PIMCO Foreign Bond Fund D Shares                        10.56%      6.08%      8.28%         --        9.29%
Lipper International Income Fund Average                 6.67%      1.12%      3.08%         --          --
J.P. Morgan Non-U.S. Index (Hedged)                      9.41%      6.13%      8.97%         --          --

MATURITY PROFILE

   1-5 years                                  17%
   5-10 years                                 44%
   10-20 years                                31%
   20-30 years                                 8%
   Duration                             5.0 years

COUNTRY ALLOCATION

   United States                            46.3%
   Germany                                   9.2%
   Italy                                     8.4%
   Short-Term Instruments                    7.2%
   United Kingdom                            6.1%
   France                                    5.6%
   Canada                                    5.1%
   Other                                    12.1%

QUALITY BREAKDOWN

   AAA                                      68.8%
   AA                                       18.6%
   A                                         7.7%
   BBB                                       3.8%
   BB                                        1.0%
   B                                         0.1%

CHANGE IN VALUE For periods ended 9/30/01


                                    [GRAPH]

                                                             J.P. Morgan
                                  PIMCO                        Non-U.S.
        Month                   Foreign D                   Index (Hedged)
        =====                   =========                   ==============
      12/31/1992                  10,000                        10,000
      01/31/1993                  10,079                        10,091
      02/28/1993                  10,297                        10,274
      03/31/1993                  10,332                        10,280
      04/30/1993                  10,328                        10,281
      05/31/1993                  10,417                        10,338
      06/30/1993                  10,660                        10,549
      07/31/1993                  10,824                        10,667
      08/31/1993                  11,083                        10,889
      09/30/1993                  11,123                        10,936
      10/31/1993                  11,284                        11,082
      11/30/1993                  11,312                        11,159
      12/31/1993                  11,590                        11,390
      01/31/1994                  11,601                        11,333
      02/28/1994                  11,290                        11,078
      03/31/1994                  11,089                        10,977
      04/30/1994                  10,981                        10,899
      05/31/1994                  10,816                        10,779
      06/30/1994                  10,613                        10,669
      07/31/1994                  10,675                        10,739
      08/31/1994                  10,566                        10,636
      09/30/1994                  10,580                        10,645
      10/31/1994                  10,617                        10,687
      11/30/1994                  10,770                        10,838
      12/31/1994                  10,696                        10,813
      01/31/1995                  10,764                        10,931
      02/28/1995                  10,831                        11,072
      03/31/1995                  10,834                        11,297
      04/30/1995                  11,095                        11,477
      05/31/1995                  11,527                        11,854
      06/30/1995                  11,453                        11,814
      07/31/1995                  11,667                        11,963
      08/31/1995                  11,885                        12,067
      09/30/1995                  12,051                        12,258
      10/31/1995                  12,248                        12,395
      11/30/1995                  12,725                        12,667
      12/31/1995                  12,909                        12,785
      01/31/1996                  13,222                        12,939
      02/29/1996                  12,936                        12,787
      03/31/1996                  13,142                        12,893
      04/30/1996                  13,456                        13,047
      05/31/1996                  13,503                        13,136
      06/30/1996                  13,651                        13,245
      07/31/1996                  13,780                        13,345
      08/31/1996                  14,113                        13,522
      09/30/1996                  14,504                        13,810
      10/31/1996                  14,858                        14,038
      11/30/1996                  15,213                        14,319
      12/31/1996                  15,289                        14,339
      01/31/1997                  15,528                        14,518
      02/28/1997                  15,607                        14,611
      03/31/1997                  15,407                        14,533
      04/30/1997                  15,546                        14,690
      05/31/1997                  15,622                        14,767
      06/30/1997                  15,931                        15,018
      07/31/1997                  16,162                        15,257
      08/31/1997                  16,091                        15,275
      09/30/1997                  16,434                        15,545
      10/31/1997                  16,237                        15,645
      11/30/1997                  16,451                        15,757
      12/31/1997                  16,686                        15,962
      01/31/1998                  16,922                        16,174
      02/28/1998                  17,072                        16,318
      03/31/1998                  17,280                        16,464
      04/30/1998                  17,336                        16,548
      05/31/1998                  17,476                        16,774
      06/30/1998                  17,560                        16,847
      07/31/1998                  17,834                        17,003
      08/31/1998                  17,686                        17,338
      09/30/1998                  18,086                        17,749
      10/31/1998                  17,706                        17,722
      11/30/1998                  18,032                        17,914
      12/31/1998                  18,279                        17,892
      01/31/1999                  18,648                        18,114
      02/28/1999                  18,460                        17,993
      03/31/1999                  18,567                        18,207
      04/30/1999                  18,801                        18,438
      05/31/1999                  18,500                        18,363
      06/30/1999                  18,268                        18,078
      07/31/1999                  18,270                        18,031
      08/31/1999                  18,133                        18,063
      09/30/1999                  18,224                        18,132
      10/31/1999                  18,300                        18,176
      11/30/1999                  18,330                        18,281
      12/31/1999                  18,484                        18,336
      01/31/2000                  18,382                        18,338
      02/29/2000                  18,586                        18,473
      03/31/2000                  18,846                        18,743
      04/30/2000                  18,907                        18,844
      05/31/2000                  19,014                        18,995
      06/30/2000                  19,151                        19,086
      07/31/2000                  19,306                        19,224
      08/31/2000                  19,281                        19,227
      09/30/2000                  19,528                        19,393
      10/31/2000                  19,571                        19,550
      11/30/2000                  19,855                        19,896
      12/31/2000                  20,218                        20,117
      01/31/2001                  20,511                        20,355
      02/28/2001                  20,622                        20,530
      03/31/2001                  20,892                        20,685
      04/30/2001                  20,759                        20,545
      05/31/2001                  20,800                        20,652
      06/30/2001                  20,781                        20,765
      07/31/2001                  21,263                        20,954
      08/31/2001                  21,446                        21,130
      09/30/2001                  21,590                        21,217

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then uses a top-down country bond allocation model to determine the countries with the best risk-adjusted yields. Bottom-up strategies, including sector rotation and credit research, aid in issue selection.

Past performance is no guarantee of future results. This Fund may invest at least 85% of its assets in foreign securities, which may entail greater risk due to foreign economic and political developments, may at times invest in derivatives and mortgage related securities. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 38 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 13

A MORTGAGE - BACKED BOND FUND

PIMCO GNMA Fund

OBJECTIVE:
Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Mortgage-related fixed income securities with a short to intermediate maturity.

DURATION RANGE:
1-7 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$41.5 million

PORTFOLIO MANAGER:
Scott Mather (Note: W. Scott Simon--head of PIMCO's Mortgage-backed Securities area has assumed portfolio management responsibilities as of 10/1/01.)


[PHOTO]
Scott Mather
Fund Manager

Mr. Mather is an Executive Vice President and a senior member of PIMCO's portfolio management and strategy groups. He has over 7 years of investment experience specializing in mortgage-backed securities.

Superior performance earned #1 Lipper ranking over multiple time periods.

For the six-month period ended September 30, 2001, the Fund's Class D shares returned 6.57%, strongly outperforming the Lehman Brothers GNMA Index and Lipper GNMA Fund Average, which returned 5.19% and 4.83%, respectively. In addition, the Fund achieved similar results over the one-year period, returning 16.07% compared to 11.93% and 11.35% for the index and average, respectively. Its strong performance ranked the Fund #1 in its Lipper category over the past one-, three-year and since-inception time periods (1/59, 1/48, 1/42).

High quality sectors rallied as economic uncertainty intensified.

The economy slowed significantly over the past six months as layoffs mounted, corporate profits deteriorated, and confidence fell. The September 11 attacks magnified these trends, heightening economic uncertainty and fueling a flight to quality in the financial markets. In response, the Fed injected liquidity into the markets, slashing interest rates to their lowest levels since the early 1960s. High-quality assets rallied in this environment. Treasury and mortgage yields fell sharply, causing their prices to rise, as investors sought the high credit quality and safety offered by these sectors.

Strong security and issue selection greatly enhanced Fund returns.

While the Fund benefited from the overall strength in the mortgage sector in the past six months, we attribute its outperformance to a number of success-ful management strategies. In particular, strong security selection enhanced returns. The Fund's holdings of GNMA II adjustable-rate mortgages boosted performance as they provided attractive relative yields. Exposure to Collateralized Mortgage Obligations (CMOs) also enhanced returns, as they augmented portfolio yield and provided protection against increasing prepayment activity. Finally, issue selection contributed positively to performance, as the Fund's higher-coupon exposure proved to be an effective relative value strategy.

Outlook for GNMAS remains favorable.

After weighing the impact of the September 11 attacks, PIMCO is maintaining its secular outlook for weak global growth. However, we now foresee a sharper, V-shaped U.S. recovery. Near-term economic contraction should be followed by a strong snap-back later next year as increased fiscal and monetary stimulus takes effect. Given this environment, GNMAs should continue to perform strongly, as investors are likely to remain drawn to their relatively high yields and top credit quality. Moving forward, we will look to protect the portfolio from potential refinancing activity and rising interest rates, largely through ongoing security and issue selection.

14 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO GNMA Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                          1 year    3 year    5 year   10 year   Inception
                                                                                 (7/31/97)
PIMCO GNMA Fund D Shares                  16.07%     8.15%       --       --        8.34%
Lipper GNMA Fund Average                  11.35%     6.17%       --       --          --
Lehman Brothers GNMA Index                11.93%     7.27%       --       --          --

MATURITY PROFILE

   Less than 1 year                           35%
   1-5 years                                  59%
   5-10 years                                  4%
   10-20 years                                 1%
   20-30 years                                 1%
   Duration                             1.7 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities               46.9%
   Short-Term Instruments                   45.7%
   Other                                     7.4%

QUALITY BREAKDOWN

   AAA                                      89.3%
   AA                                        8.5%
   A                                         1.7%
   BBB                                       0.5%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]

                                                              Lehman
                                   PIMCO                     Brothers
        Month                   GNMA FUND D                 GNMA Index
        -----
     07/31/1997                    10,000                      10,000
     08/31/1997                    10,033                       9,979
     09/30/1997                    10,217                      10,111
     10/31/1997                    10,310                      10,217
     11/30/1997                    10,331                      10,248
     12/31/1997                    10,420                      10,340
     01/31/1998                    10,500                      10,440
     02/28/1998                    10,548                      10,464
     03/31/1998                    10,558                      10,508
     04/30/1998                    10,592                      10,569
     05/31/1998                    10,668                      10,641
     06/30/1998                    10,745                      10,686
     07/31/1998                    10,774                      10,746
     08/31/1998                    10,908                      10,831
     09/30/1998                    11,036                      10,959
     10/31/1998                    10,984                      10,949
     11/30/1998                    10,939                      11,011
     12/31/1998                    11,010                      11,057
     01/31/1999                    11,090                      11,135
     02/28/1999                    10,988                      11,100
     03/31/1999                    11,116                      11,167
     04/30/1999                    11,167                      11,221
     05/31/1999                    11,242                      11,164
     06/30/1999                    11,221                      11,120
     07/31/1999                    11,229                      11,047
     08/31/1999                    11,224                      11,043
     09/30/1999                    11,345                      11,221
     10/31/1999                    11,377                      11,287
     11/30/1999                    11,367                      11,292
     12/31/1999                    11,281                      11,270
     01/31/2000                    11,381                      11,168
     02/29/2000                    11,466                      11,311
     03/31/2000                    11,644                      11,489
     04/30/2000                    11,618                      11,479
     05/31/2000                    11,632                      11,521
     06/30/2000                    11,764                      11,733
     07/31/2000                    11,840                      11,795
     08/31/2000                    11,947                      11,974
     09/30/2000                    12,029                      12,085
     10/31/2000                    12,136                      12,174
     11/30/2000                    12,408                      12,346
     12/31/2000                    12,540                      12,521
     01/31/2001                    12,738                      12,725
     02/28/2001                    12,967                      12,783
     03/31/2001                    13,103                      12,859
     04/30/2001                    13,098                      12,881
     05/31/2001                    13,234                      12,988
     06/30/2001                    13,355                      13,026
     07/31/2001                    13,670                      13,249
     08/31/2001                    13,770                      13,345
     09/30/2001                    13,962                      13,527

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. While the Fund invests primarily in Government National Mortgage Association
(GNMA) insured bonds, the manager takes advantage of opportunities throughout the mortgage market to add diversification and spread risk. Interest rate strategies and PIMCO's advanced proprietary analytics are also emphasized to add value.

Past performance is no guarantee of future results. The Fund invests at least 65% of its assets in GNMA securities. The Fund can invest a small portion of its assets in foreign securities, which can entail special risks due to foreign economic and political developments and may at times invest in derivatives. Even though government bond funds may invest their assets in U.S. government securities, the government does not guarantee the fund's shares and they will fluctuate in value as market conditions change. The guarantee is to timely repayment of interest and does not eliminate market risk. GNMAs are a type of mortgage-backed security and may be sensitive to changes in prevailing interest rates and therefore may entail risk. See page 38 for footnotes, which include additional details.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 15

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Higher yielding fixed income securities.

DURATION RANGE:
2-6 years

FUND INCEPTION DATE:
12/15/92

TOTAL NET ASSETS:
$3.0 billion

PORTFOLIO MANAGER:
Ben Trosky


[PHOTO]
Ben Trosky
Fund Manager

Mr. Trosky is Managing Director and a senior member of PIMCO's portfolio management and investment strategy groups. He has over 20 years of investment experience.

Fund solidly outperformed average high yield fund.

For the six-month period ended September 30, 2001, PIMCO High Yield Fund Class D shares returned -3.01%, outperforming the Lipper Current High Yield Fund Average, which fell -7.04%, but underperforming the Fund's benchmark, the Lehman Brothers BB U.S. High Yield Index, which dropped 0.66%. Over the longer term, the Fund continues to deliver superior performance, returning 8.10% annually since inception, outpacing both its Lipper peer group and its benchmark, which have returned 4.71% and 8.05% respectively, over the same time periods.

A slumping economy causes high yield to reverse course.

Early in the period, high yield issues continued their solid performance as the Federal Reserve extended its aggressive easing campaign, fueling optimism for an economic recovery. However, as evidence mounted that recovery would be significantly delayed and corporate profits eroded further, high yield spreads widened. The attacks of September 11 amplified these concerns, and heightened risk aversion among investors. As a result, high yield bonds suffered as investors sought the safety of Treasuries amid the turmoil.

Higher quality bias, solid issue selection, contribute to returns.

The Fund's emphasis on the upper credit quality tiers of the high-yield sector was positive for returns as these issues significantly outperformed lower-rated, more speculative debt.

The Fund's underexposure to consumer cyclical sectors, such as retail and basic materials, enhanced returns as these credits did poorly as the economy slowed and consumer confidence declined. An overweight in telecom issues detracted from returns, as it was the worst performing high-yield sector. However, strong issue selection mitigated its impact. The Fund's avoidance of "fallen angels" such as Lucent and Xerox also hurt returns as these issues rebounded strongly from distressed pricing levels.

High quality focus should continue as we watch for a recovery.

After weighing the potential impact of the September 11 attacks, our secular outlook for slower global growth remains intact. In the near term, heightened uncertainty among businesses and consumers should lead to further economic weakness followed by a stronger, V-shaped recovery fueled by aggressive fiscal and monetary stimulus. In this environment, we expect to continue to focus on higher-quality high-yield bonds, while selectively adding lower quality issues that offer compelling values. We intend to maintain our emphasis on conservative industries with stable cash flows such has health-care and utilities.

16 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO High Yield Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                    1 year    3 year    5 year    10 year    Inception
                                                                                             (12/15/92)
PIMCO High Yield Fund D Shares                      -1.14%     1.94%     5.00%       --         8.10%
Lipper Current High Yield Fund Average              -9.22%    -2.12%     0.90%       --           --
Lehman Bros. BB U.S. High Yield Index                4.76%     4.17%     6.27%       --           --

MATURITY PROFILE

   Less than 1 year                           13%
   1-5 years                                  31%
   5-10 years                                 50%
   10-20 years                                 5%
   20-30 years                                 1%
   Duration                             3.8 years

SECTOR BREAKDOWN

   Corporate Bonds & Notes                  74.5%
   Short-Term Instruments                    7.8%
   Asset-Backed Securities                   7.5%
   Other                                    10.2%

QUALITY BREAKDOWN

   AAA                                      10.3%
   AA                                        1.8%
   A                                         0.8%
   BBB                                      21.0%
   BB                                       46.3%
   B                                        19.8%

CHANGE IN VALUE For periods ended 9/30/01

                                   PIMCO               Lehman Brothers
                                    High                 BB U.S. High
          Month                   Yield D                 Yield Index
          =====                   =======                 ===========
       12/31/1992                  10,000                    10,000
       01/31/1993                  10,224                    10,211
       02/28/1993                  10,409                    10,361
       03/31/1993                  10,616                    10,478
       04/30/1993                  10,726                    10,566
       05/31/1993                  10,801                    10,644
       06/30/1993                  11,091                    10,870
       07/31/1993                  11,167                    10,980
       08/31/1993                  11,288                    11,107
       09/30/1993                  11,341                    11,188
       10/31/1993                  11,642                    11,338
       11/30/1993                  11,728                    11,368
       12/31/1993                  11,825                    11,465
       01/31/1994                  12,074                    11,657
       02/28/1994                  12,068                    11,644
       03/31/1994                  11,703                    11,288
       04/30/1994                  11,598                    11,221
       05/31/1994                  11,679                    11,231
       06/30/1994                  11,692                    11,265
       07/31/1994                  11,798                    11,402
       08/31/1994                  11,894                    11,523
       09/30/1994                  11,972                    11,544
       10/31/1994                  11,975                    11,571
       11/30/1994                  11,923                    11,492
       12/31/1994                  12,063                    11,563
       01/31/1995                  12,177                    11,749
       02/28/1995                  12,507                    12,106
       03/31/1995                  12,686                    12,220
       04/30/1995                  12,959                    12,465
       05/31/1995                  13,331                    12,831
       06/30/1995                  13,436                    12,944
       07/31/1995                  13,612                    13,062
       08/31/1995                  13,713                    13,138
       09/30/1995                  13,901                    13,280
       10/31/1995                  14,100                    13,384
       11/30/1995                  14,267                    13,553
       12/31/1995                  14,504                    13,767
       01/31/1996                  14,735                    13,990
       02/29/1996                  14,747                    13,940
       03/31/1996                  14,626                    13,867
       04/30/1996                  14,686                    13,862
       05/31/1996                  14,731                    13,881
       06/30/1996                  14,787                    14,031
       07/31/1996                  14,914                    14,107
       08/31/1996                  15,153                    14,221
       09/30/1996                  15,502                    14,527
       10/31/1996                  15,652                    14,729
       11/30/1996                  15,987                    15,026
       12/31/1996                  16,142                    15,059
       01/31/1997                  16,303                    15,203
       02/28/1997                  16,550                    15,386
       03/31/1997                  16,328                    15,203
       04/30/1997                  16,498                    15,392
       05/31/1997                  16,869                    15,655
       06/30/1997                  17,113                    15,857
       07/31/1997                  17,550                    16,330
       08/31/1997                  17,539                    16,174
       09/30/1997                  17,830                    16,428
       10/31/1997                  17,843                    16,484
       11/30/1997                  18,009                    16,600
       12/31/1997                  18,209                    16,752
       01/31/1998                  18,516                    16,953
       02/28/1998                  18,611                    17,031
       03/31/1998                  18,752                    17,140
       04/30/1998                  18,795                    17,228
       05/31/1998                  18,888                    17,340
       06/30/1998                  19,022                    17,446
       07/31/1998                  19,218                    17,536
       08/31/1998                  18,441                    17,052
       09/30/1998                  18,670                    17,414
       10/31/1998                  18,479                    17,191
       11/30/1998                  19,254                    17,603
       12/31/1998                  19,331                    17,714
       01/31/1999                  19,582                    17,897
       02/28/1999                  19,416                    17,764
       03/31/1999                  19,571                    17,892
       04/30/1999                  19,892                    18,075
       05/31/1999                  19,506                    17,856
       06/30/1999                  19,496                    17,815
       07/31/1999                  19,543                    17,883
       08/31/1999                  19,461                    17,770
       09/30/1999                  19,467                    17,843
       10/31/1999                  19,438                    17,782
       11/30/1999                  19,700                    17,933
       12/31/1999                  19,796                    18,104
       01/31/2000                  19,701                    17,975
       02/29/2000                  19,743                    18,009
       03/31/2000                  19,342                    17,838
       04/30/2000                  19,379                    17,899
       05/31/2000                  19,276                    17,906
       06/30/2000                  19,638                    18,293
       07/31/2000                  19,788                    18,597
       08/31/2000                  20,069                    18,883
       09/30/2000                  20,003                    18,790
       10/31/2000                  19,588                    18,507
       11/30/2000                  19,212                    18,410
       12/31/2000                  19,622                    18,779
       01/31/2001                  20,424                    19,470
       02/28/2001                  20,634                    19,748
       03/31/2001                  20,387                    19,815
       04/30/2001                  20,230                    20,017
       05/31/2001                  20,454                    20,308
       06/30/2001                  20,129                    20,157
       07/31/2001                  20,437                    20,480
       08/31/2001                  20,607                    20,699
       09/30/2001                  19,774                    19,685

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund focuses on upper-tier credits of the high yield market because historically they have delivered the best risk-return profile. Importantly, income, capital appreciation and capital preservation are all considered in structuring the portfolio.

Past performance is no guarantee of future results. This Fund may invest at least 65% of its assets in high yield securities rated below investment grade but rated at least B by Moody's or S&P. This Fund may also invest in foreign securities, which may entail greater risk due to foreign economic and political developments, and may at times invest in derivatives and mortgage-related securities. An investment in high yield securities, lower rated securities generally involves greater risk to principal than an investment in higher-rated bonds. See page 38 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 17

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Short maturity fixed income securities.

DURATION RANGE:
1-3 years

Fund Inception Date:
5/11/87

TOTAL NET ASSETS:
$5.1 billion

PORTFOLIO MANAGER:
Bill Gross

[Photo]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund returned a solid 4.61% for the six-month period.

PIMCO Low Duration Fund's Class D shares returned 4.61% for the six-month period ended September 30, 2001, outperforming its Lipper category average, which returned 4.08%. The Fund's performance was slightly ahead of that of its benchmark, the Merrill Lynch 1-3 Year Treasury Index, which returned 4.59% for the same time period.

Weakening economic picture prompted a rally in high-quality sectors.

Worldwide, interest rates plunged and yield curves steepened as the events of September 11 exacerbated weakness in the global economy and heightened uncertainty among investors. The U.S. Federal Reserve, already well into its easing campaign, responded by injecting further liquidity into the banking system, leading central banks around the globe in cutting interest rates. Within this environment, Treasuries and mortgages were the best performing bond market sectors, as higher quality assets rallied amid a flight to safety in the financial markets.

Conservative positioning benefited fund performance.

Based on PIMCO's long-term outlook for sluggish global growth, we had positioned the portfolio for weak corporate profits and easy monetary policy going into the period. This conservative posture helped the Fund's performance during the past six months, as poor corporate earnings and uncertainty after the September 11 attacks altered any expectations for a quick economic recovery.

In addition, prescient duration positioning boosted returns throughout the period. Initially, above-benchmark duration was a moderate positive as short-dated yields fell. Later, our decision to move the duration closer to the benchmark worked to the Fund's advantage as lower yields fully reflected the economic weakness. Exposure to high-quality issues, including mortgages and asset-backed bonds, was also beneficial. However, our relatively broad maturity structure hindered returns as shorter yields fell the most during the period.

High quality bias should continue in the months ahead.

After weighing the impact of the September 11 attacks, we are maintaining our secular outlook for weak global growth. However, over the near-term, we foresee a V-shaped U.S. economic recovery in the next year. In our view, this will likely entail at least two quarters of contraction followed by a snap-back driven by fiscal and monetary stimulus. After the strong rally in the U.S. bond markets, we expect to remain neutral regarding duration positioning in the coming months. In addition, we intend to remain focused on high quality assets while we assess the changing economic landscape.

18 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Low Duration Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                      1 year   3 year   5 year   10 year   Inception
                                                                                            (5/11/87)
PIMCO Low Duration Fund D Shares                        9.87%    6.21%    6.97%     6.82%       7.61%
Lipper Short Inv. Grade Debt Fund Average               9.38%    5.93%    6.28%     6.14%         --
Merrill Lynch 1-3 Year Treasury Index                  10.38%    6.42%    6.83%     6.39%         --

MATURITY PROFILE

  Less than one year                     41%
  1-5 years                              52%
  5-10 years                              5%
  10-20 years                             1%
  Over 30 years                           1%
  Duration                         1.5 years


SECTOR BREAKDOWN

  Mortgage-Backed Securities           57.5%
  Corporate Bonds & Notes              25.1%
  Short-Term Instruments                5.9%
  U.S. Treasury Obligations             5.4%
  Other                                 6.1%

QUALITY BREAKDOWN

  AAA                                  71.8%
  AA                                    4.0%
  A                                    12.6%
  BBB                                   9.8%
  BB                                    1.8%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]

                                               Merrill Lynch
                              PIMCO            1-3 yr. Treas.
  Month                   Low Duration D           Index
==========                ==============       ==============
05/31/1987                    10,000               10,000
06/30/1987                    10,091               10,109
07/31/1987                    10,125               10,158
08/31/1987                    10,121               10,167
09/30/1987                    10,094               10,127
10/31/1987                    10,254               10,351
11/30/1987                    10,367               10,414
12/31/1987                    10,425               10,480
01/31/1988                    10,595               10,648
02/29/1988                    10,669               10,735
03/31/1988                    10,733               10,756
04/30/1988                    10,775               10,772
05/31/1988                    10,797               10,756
06/30/1988                    10,895               10,868
07/31/1988                    10,950               10,876
08/31/1988                    10,991               10,899
09/30/1988                    11,090               11,026
10/31/1988                    11,190               11,136
11/30/1988                    11,201               11,106
12/31/1988                    11,248               11,132
01/31/1989                    11,339               11,219
02/28/1989                    11,354               11,219
03/31/1989                    11,395               11,270
04/30/1989                    11,527               11,443
05/31/1989                    11,761               11,614
06/30/1989                    12,015               11,831
07/31/1989                    12,188               12,006
08/31/1989                    12,128               11,932
09/30/1989                    12,187               12,003
10/31/1989                    12,345               12,184
11/30/1989                    12,454               12,299
12/31/1989                    12,513               12,348
01/31/1990                    12,502               12,358
02/28/1990                    12,585               12,416
03/31/1990                    12,649               12,457
04/30/1990                    12,637               12,482
05/31/1990                    12,847               12,673
06/30/1990                    12,982               12,806
07/31/1990                    13,121               12,966
08/31/1990                    13,143               13,005
09/30/1990                    13,212               13,111
10/31/1990                    13,304               13,255
11/30/1990                    13,460               13,386
12/31/1990                    13,601               13,548
01/31/1991                    13,724               13,672
02/28/1991                    13,829               13,754
03/31/1991                    13,943               13,846
04/30/1991                    14,109               13,977
05/31/1991                    14,216               14,062
06/30/1991                    14,302               14,119
07/31/1991                    14,457               14,242
08/31/1991                    14,661               14,437
09/30/1991                    14,848               14,593
10/31/1991                    14,973               14,750
11/30/1991                    15,132               14,903
12/31/1991                    15,383               15,131
01/31/1992                    15,392               15,107
02/29/1992                    15,465               15,160
03/31/1992                    15,469               15,154
04/30/1992                    15,574               15,293
05/31/1992                    15,729               15,432
06/30/1992                    15,872               15,590
07/31/1992                    16,078               15,765
08/31/1992                    16,181               15,903
09/30/1992                    16,338               16,055
10/31/1992                    16,340               15,959
11/30/1992                    16,345               15,933
12/31/1992                    16,511               16,084
01/31/1993                    16,663               16,251
02/28/1993                    16,856               16,390
03/31/1993                    16,947               16,439
04/30/1993                    17,024               16,541
05/31/1993                    17,039               16,495
06/30/1993                    17,204               16,616
07/31/1993                    17,259               16,655
08/31/1993                    17,423               16,800
09/30/1993                    17,486               16,855
10/31/1993                    17,603               16,888
11/30/1993                    17,616               16,892
12/31/1993                    17,735               16,954
01/31/1994                    17,828               17,063
02/28/1994                    17,747               16,954
03/31/1994                    17,666               16,870
04/30/1994                    17,604               16,810
05/31/1994                    17,581               16,834
06/30/1994                    17,613               16,884
07/31/1994                    17,773               17,029
08/31/1994                    17,844               17,089
09/30/1994                    17,814               17,050
10/31/1994                    17,808               17,088
11/30/1994                    17,808               17,012
12/31/1994                    17,794               17,050
01/31/1995                    17,954               17,288
02/28/1995                    18,177               17,525
03/31/1995                    18,246               17,623
04/30/1995                    18,470               17,780
05/31/1995                    18,801               18,091
06/30/1995                    18,893               18,188
07/31/1995                    18,895               18,263
08/31/1995                    19,095               18,372
09/30/1995                    19,261               18,461
10/31/1995                    19,402               18,617
11/30/1995                    19,623               18,782
12/31/1995                    19,851               18,926
01/31/1996                    19,992               19,087
02/29/1996                    19,858               19,006
03/31/1996                    19,844               18,989
04/30/1996                    19,848               19,005
05/31/1996                    19,862               19,044
06/30/1996                    20,058               19,181
07/31/1996                    20,121               19,256
08/31/1996                    20,215               19,323
09/30/1996                    20,496               19,498
10/31/1996                    20,787               19,717
11/30/1996                    21,064               19,868
12/31/1996                    21,003               19,868
01/31/1997                    21,173               19,962
02/28/1997                    21,253               20,007
03/31/1997                    21,162               20,000
04/30/1997                    21,414               20,163
05/31/1997                    21,589               20,301
06/30/1997                    21,753               20,440
07/31/1997                    22,099               20,665
08/31/1997                    22,081               20,684
09/30/1997                    22,271               20,841
10/31/1997                    22,432               20,996
11/30/1997                    22,492               21,047
12/31/1997                    22,661               21,191
01/31/1998                    22,829               21,396
02/28/1998                    22,902               21,415
03/31/1998                    22,996               21,502
04/30/1998                    23,113               21,603
05/31/1998                    23,256               21,718
06/30/1998                    23,307               21,831
07/31/1998                    23,412               21,933
08/31/1998                    23,499               22,209
09/30/1998                    23,971               22,503
10/31/1998                    23,930               22,613
11/30/1998                    24,064               22,594
12/31/1998                    24,206               22,673
01/31/1999                    24,308               22,763
02/28/1999                    24,174               22,652
03/31/1999                    24,375               22,810
04/30/1999                    24,497               22,883
05/31/1999                    24,414               22,868
06/30/1999                    24,421               22,940
07/31/1999                    24,419               23,012
08/31/1999                    24,431               23,079
09/30/1999                    24,609               23,229
10/31/1999                    24,705               23,291
11/30/1999                    24,806               23,335
12/31/1999                    24,849               23,368
01/31/2000                    24,814               23,359
02/29/2000                    24,987               23,515
03/31/2000                    25,165               23,661
04/30/2000                    25,215               23,722
05/31/2000                    25,286               23,820
06/30/2000                    25,584               24,067
07/31/2000                    25,733               24,219
08/31/2000                    26,013               24,398
09/30/2000                    26,138               24,573
10/31/2000                    26,133               24,705
11/30/2000                    26,331               24,939
12/31/2000                    26,674               25,236
01/31/2001                    27,103               25,552
02/28/2001                    27,230               25,718
03/31/2001                    27,451               25,933
04/30/2001                    27,525               26,002
05/31/2001                    27,743               26,149
06/30/2001                    27,806               26,238
07/31/2001                    28,273               26,532
08/31/2001                    28,440               26,685
09/30/2001                    28,716               27,124

--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then employs a number of value-adding strategies, including duration management, sector allocation and liquidity management. Investment in a wide range of short-term instruments further enhances total return potential.

Past performance is no guarantee of future results. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities, may at times invest in derivatives and mortgage related securities. See page 38 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 19

A TAX - EXEMPT BOND FUND

PIMCO Municipal Bond Fund

OBJECTIVE:
High current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO:
Intermediate to long-term maturity municipal securities, exempt from Federal income tax.

DURATION RANGE:
3-10 years

FUND INCEPTION DATE:
12/31/97

TOTAL NET ASSETS:
$109.1 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Six-month, one-year results beat index and peer group.

For the six-month period ended September 30, 2001, the Fund's Class D shares returned 4.32%, outperforming the Lehman General Municipal Bond Index, which returned 3.48%, and the Lipper General Municipal Debt Fund Average, which returned 3.07%. The Fund also posted strong results over the one-year period, gaining 11.10% versus 10.41% and 9.54% for the index and average, respectively.

Municipals trailed taxable debt amid a flight to safety.

The economy experienced a significant slowdown over the past six months as corporate profits weakened, layoffs mounted and confidence declined. The September 11 attacks exacerbated these weaknesses, causing heightened uncertainty among investors and businesses. Generally, municipal yields fell throughout the period. However, longer-term yields rose and short-term yields fell further after the attacks in response to Fed easing and an anticipated increase in fiscal stimulus. Municipal bonds underperformed taxable debt in this environment, as investors favored Treasuries and agencies in a flight to safety.

Above-benchmark duration contributed the most to Fund returns.

The Fund's above-benchmark duration contributed strongly to performance as municipal yields fell across all maturities. In addition, yield curve positioning boosted returns as our overweight in intermediate maturities proved successful; these yields fell further than long-term issues. The Fund's high-quality focus also aided results as lower-tier credit premiums increased. However, the portfolio's exposure to transportation bonds, specifically airport issues, lowered relative returns, as revenues and debt servicing ability were impaired by the September 11 attacks.

Municipal bonds should continue to offer strong relative values.

After weighing the impact of the September 11 terrorist attacks, PIMCO's long-term outlook for weak global growth remains intact. However, we now anticipate a V-shaped U.S. recovery, with near-term economic contraction followed by a snapback later next year. Given this environment, municipal bonds should continue to provide strong relative values as they offer high credit quality and attractive tax-adjusted yields. For now, we intend to target duration near the benchmark and retain our high-quality focus, as we believe that long-term yields are unlikely to fall much further and premiums on lower-rated municipals are likely to widen.

20 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                              1 year   3 year   5 year  10 year  Inception
                                                                                                 (12/31/97)
PIMCO Municipal Bond Fund D Shares                             11.10%    4.43%      --       --       5.05%
Lipper General Municipal Debt Fund Average                      9.54%    3.63%      --       --         --
Lehman Brothers General Municipal Bond Index                   10.41%    5.19%      --       --         --

MATURITY PROFILE

  1-5 years                        18%
  5-10 years                       49%
  10-20 years                      31%
  20-30 years                       1%
  Over 30 years                     1%
  Duration                   7.0 years

SECTOR BREAKDOWN

  Municipal Bonds& Notes         99.5%
  Other                           0.5%

QUALITY BREAKDOWN

  AAA                            46.8%
  AA                             19.6%
  A                               6.9%
  BBB                            17.5%
  BB                              9.2%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]

                                                     Lehman Bros.
                           PIMCO                 General Municipal
  Month               Municipal Bond D              Bond Index
==========            ================           =================
12/31/1997               10,000                       10,000
01/31/1998               10,115                       10,103
02/28/1998               10,065                       10,106
03/31/1998               10,070                       10,115
04/30/1998               10,001                       10,070
05/31/1998               10,196                       10,229
06/30/1998               10,228                       10,269
07/31/1998               10,236                       10,294
08/31/1998               10,423                       10,454
09/30/1998               10,560                       10,585
10/31/1998               10,535                       10,585
11/30/1998               10,560                       10,622
12/31/1998               10,569                       10,648
01/31/1999               10,706                       10,775
02/28/1999               10,635                       10,727
03/31/1999               10,641                       10,742
04/30/1999               10,659                       10,769
05/31/1999               10,578                       10,707
06/30/1999               10,381                       10,553
07/31/1999               10,399                       10,591
08/31/1999               10,287                       10,506
09/30/1999               10,270                       10,510
10/31/1999               10,136                       10,397
11/30/1999               10,238                       10,507
12/31/1999               10,139                       10,428
01/31/2000               10,078                       10,383
02/29/2000               10,182                       10,504
03/31/2000               10,411                       10,734
04/30/2000               10,358                       10,670
05/31/2000               10,309                       10,615
06/30/2000               10,541                       10,896
07/31/2000               10,668                       11,048
08/31/2000               10,834                       11,218
09/30/2000               10,824                       11,159
10/31/2000               10,924                       11,281
11/30/2000               10,895                       11,367
12/31/2000               11,143                       11,647
01/31/2001               11,242                       11,763
02/28/2001               11,406                       11,800
03/31/2001               11,529                       11,907
04/30/2001               11,374                       11,778
05/31/2001               11,592                       11,905
06/30/2001               11,706                       11,985
07/31/2001               11,903                       12,162
08/31/2001               12,176                       12,363
09/30/2001               12,027                       12,321

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the overall municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest more than 25% of its assets in bond issuers of California and New York. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 38 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 21

A TAX - EXEMPT BOND FUND

PIMCO NY Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily intermediate to long-term maturity municipal securities (exempt from federal and New York income tax).

FUND INCEPTION DATE:
8/31/99

DURATION RANGE:
3-12 years

TOTAL NET ASSETS:
$5.0 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund generated solid returns for the six-month and one-year periods.

For the six-month period ended September 30, PIMCO New York Municipal Bond Fund delivered strong results for its shareholders, with the Fund's Class D shares returning 3.73%. These results compared favorably to the Lehman Brothers New York Insured Municipal Bond Index, which returned 3.09%, and the Fund's Lipper category average, which returned 2.90%. In addition, the Fund continued its strong track record over the past year, posting a solid 11.32% gain for the one-year period and once again and beating its benchmark and peers.

NY municipals underperformed the national market amid investor uncertainty.

The economy slowed drastically during the period as corporate profits eroded, layoffs mounted and confidence declined. The September 11 attacks exacerbated these weaknesses, causing heightened uncertainty among investors and businesses. Generally, municipal yields fell throughout the period. However, longer-term yields rose and short-term yields fell further after the attacks in response to Fed easing and an anticipated increase in fiscal stimulus. New York underperformed the national market during this time as concerns surfaced over the financial impact of the terrorist attacks on the local economy.

Duration posture, issue selection bolstered Fund returns.

Although the New York municipal market softened in the wake of the September 11 attacks, the Fund was able to achieve above-average results through yield curve positioning and overall strong issue selection. Specifically, an overweight in intermediate maturity issues added to returns as these yields fell further than longer-term issues, resulting in significant price appreciation. Issue selection in revenue and healthcare bonds also boosted returns as the Fund's individual holdings outperformed these segments as a whole. A below-benchmark duration was negative for performance as New York municipal yields fell across all maturities. Also, modest exposure to transportation issues, especially airport revenue bonds, detracted from results as investors demanded higher credit premiums for these issues.

NY municipals remain attractive moving forward.

After weighing the impact of the September 11 terrorist attacks, PIMCO's long-term outlook for weak global growth remains intact. However, we now anticipate a V-shaped U.S. recovery, with near-term economic contraction followed by a snapback later next year. Given this outlook, New York municipals remain attractive--regardless of recessionary conditions--as they offer favorable tax-adjusted yields relative to Treasury and agency bonds. For now, we intend to keep duration close to the benchmark and to target high credit quality issues, as New York credit risk premiums could increase amid substantial new issuance and potential budget deficits.

22 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO NY Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                                     1 year   3 year  5 year  10 year  Inception
                                                                                                       (8/31/99)
PIMCO NY Municipal Bond Fund D Shares                                11.32%      --      --       --       8.54%
Lipper New York Intermediate Municipal Debt Fund Average              9.74%      --      --       --         --
Lehman Brothers NY Ins. Municipal Bond Index                         10.85%      --      --       --         --

MATURITY PROFILE

  Less than 1 year                   5%
  1-5 years                          9%
  5-10 years                        53%
  10-20 years                        6%
  20-30 years                       21%
  Over 30 years                      6%
  Duration                    6.9 years

SECTOR BREAKDOWN

  Municipal Bonds & Notes         98.3%
  Other                            1.7%

QUALITY BREAKDOWN

  AAA                             26.1%
  AA                              15.4%
  A                               15.4%
  BBB                             43.1%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]

                                                           Lehman Brothers
                      PIMCO             NY Interm.             NY Ins.
                  NY Municipal       Municipal Bond        Municipal Bond
   Month             Bond D               Index                Index
==========        ============       ==============        ===============
08/31/1999           10,000              10,000               10,000
09/30/1999           10,036              10,031                9,987
10/31/1999            9,954               9,983                9,848
11/30/1999           10,041              10,062                9,986
12/31/1999           10,001              10,019                9,883
01/31/2000            9,951               9,983                9,826
02/29/2000           10,013              10,037                9,973
03/31/2000           10,171              10,183               10,227
04/30/2000           10,110              10,146               10,128
05/31/2000           10,073              10,116                9,923
06/30/2000           10,315              10,363               10,245
07/31/2000           10,430              10,499               10,381
08/31/2000           10,641              10,652               10,564
09/30/2000           10,656              10,612               10,499
10/31/2000           10,784              10,707               10,632
11/30/2000           10,849              10,763               10,725
12/31/2000           11,062              10,993               11,060
01/31/2001           11,210              11,176               11,156
02/28/2001           11,295              11,162               11,166
03/31/2001           11,435              11,276               11,288
04/30/2001           11,344              11,189               11,178
05/31/2001           11,651              11,306               11,309
06/30/2001           11,743              11,362               11,373
07/31/2001           11,965              11,507               11,549
08/31/2001           12,271              11,691               11,743
09/30/2001           11,863                   -               11,638

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the NY municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of New York exempt from regular federal income tax and New York income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It's important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 38 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 23

AN INFLATION - INDEXED BOND FUND

PIMCO Real Return Fund

OBJECTIVE:
Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed fixed income securities.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
1/29/97

TOTAL NET ASSETS:
$1.9 billion

PORTFOLIO MANAGER:
John Brynjolfsson


[PHOTO]
John Brynjolfsson
Fund Manager

A renowned expert in his field, Mr. Brynjolfsson is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. He has 15 years of investment experience.

Fund delivered a strong 13.50% return for the past year.

As of September 30, 2001, PIMCO Real Return Class D shares posted solid results for shareholders, returning 4.34% and 13.50% for the six-month and one-year periods, respectively. These returns compared favorably to the Fund's benchmark, the Lehman Brothers Global Real: U.S. TIPS Index, which returned 4.07% and 13.20%, respectively, for the same time periods.

Shifting economic picture stole Treasury Inflation-Protected Securitie's momentum.

Early in the six-month period, short maturity real yields fell in response to Fed easing while intermediate real yields rose amid anticipation that economic growth would rebound quickly, TIPS, in general, outperformed at this time as large inflation increases worked to the asset class' advantage. However, TIPS trailed conventional Treasuries later in the period as it became clear that the economic recovery would be delayed. The September 11 attacks served to exacerbate weakness in the global economy, causing investors to favor conventional Treasuries over other fixed-income assets.

Exposure to shorter maturities was beneficial.

The Fund's overweight position in short- and intermediate-maturity TIPS was strongly positive for performance as intermediate real yields dropped substantially more than long-term real yields. In addition, limited exposure to high-quality non-U.S. securities, including French OATi and Swedish linkers, added to returns as non-U.S. real return bonds appreciated during the period. Allocations to short-duration conventional corporates modestly reduced returns-- the result of increasing credit premiums as economic growth slowed and corporate profits declined. Below-benchmark duration hindered performance later in the period as the yield curve shifted in parallel.

Inflation outlook bodes well for real return bonds.

After weighing the impact of the September 11 attacks, we are maintaining our secular outlook for weak global growth. However, in the near-term, we are now expecting a sharper, V-shaped U.S. recovery, as heightened uncertainty should be followed by a snapback driven by accelerated fiscal and monetary stimulus. We believe TIPS should perform in line with high-quality, conventional debt while inflation remains muted, but should outperform further out on the horizon as positive growth returns and inflation expectations increase. For now, we expect to keep duration near the benchmark as mild inflation rates will keep potential real yields in check. In addition, we intend to focus on intermediate-maturity TIPS, which offer attractive real yields and could benefit substantially when inflation begins to rise.

24 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Real Return Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                            1 year    3 year    5 year   10 year   Inception
                                                                                                   (1/29/97)
PIMCO Real Return Fund D Shares                             13.50%     9.25%       --       --        7.78%
Lipper Intermediate U.S. Treasury Fund Average              13.16%     6.98%       --       --          --
Lehman Brothers Global Real: U.S. TIPS Index                13.20%     7.94%       --       --          --

MATURITY PROFILE

  5-10 years                                  72%
  10-20 years                                  1%
  20-30 years                                 27%
  Duration                              2.8 years

SECTOR BREAKDOWN
  U.S. Treasury Obligations                 80.6%
  Corporate Bonds & Notes                   13.4%
  Other                                      6.0%

QUALITY BREAKDOWN
  AAA                                       85.0%
  AA                                         3.6%
  A                                          7.2%
  BBB                                        2.4%
  BB                                         1.8%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]


                                                                 Lehman
                                                              Bros. Global
                                      PIMCO                 Real: U.S. TIPS
           MONTH                  Real Return D                   Index
           =====                  =============                   =====
        01/31/1997                    10,000                     10,000
        02/28/1997                    10,031                     10,033
        03/31/1997                     9,938                      9,896
        04/30/1997                     9,996                      9,956
        05/31/1997                    10,053                     10,010
        06/30/1997                    10,028                      9,978
        07/31/1997                    10,149                     10,072
        08/31/1997                    10,167                     10,103
        09/30/1997                    10,183                     10,123
        10/31/1997                    10,308                     10,227
        11/30/1997                    10,359                     10,284
        12/31/1997                    10,302                     10,241
        01/31/1998                    10,359                     10,291
        02/28/1998                    10,344                     10,282
        03/31/1998                    10,364                     10,277
        04/30/1998                    10,417                     10,315
        05/31/1998                    10,456                     10,388
        06/30/1998                    10,489                     10,414
        07/31/1998                    10,566                     10,463
        08/31/1998                    10,570                     10,486
        09/30/1998                    10,812                     10,697
        10/31/1998                    10,865                     10,721
        11/30/1998                    10,846                     10,710
        12/31/1998                    10,796                     10,646
        01/31/1999                    10,951                     10,769
        02/28/1999                    10,923                     10,693
        03/31/1999                    10,985                     10,689
        04/30/1999                    11,163                     10,760
        05/31/1999                    11,240                     10,834
        06/30/1999                    11,223                     10,841
        07/31/1999                    11,239                     10,835
        08/31/1999                    11,293                     10,854
        09/30/1999                    11,337                     10,896
        10/31/1999                    11,355                     10,918
        11/30/1999                    11,439                     10,984
        12/31/1999                    11,369                     10,896
        01/31/2000                    11,434                     10,945
        02/29/2000                    11,514                     11,047
        03/31/2000                    11,857                     11,369
        04/30/2000                    12,004                     11,520
        05/31/2000                    11,967                     11,490
        06/30/2000                    12,123                     11,635
        07/31/2000                    12,215                     11,734
        08/31/2000                    12,327                     11,821
        09/30/2000                    12,425                     11,883
        10/31/2000                    12,554                     12,026
        11/30/2000                    12,735                     12,201
        12/31/2000                    12,851                     12,332
        01/31/2001                    13,176                     12,590
        02/28/2001                    13,417                     12,803
        03/31/2001                    13,517                     12,926
        04/30/2001                    13,617                     12,998
        05/31/2001                    13,793                     13,152
        06/30/2001                    13,774                     13,136
        07/31/2001                    13,994                     13,355
        08/31/2001                    14,029                     13,374
        09/30/2001                    14,105                     13,451

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager focuses on duration management and manages yield curve exposure based on the firm's outlook for real yields. Although the Fund is mainly invested in U.S. Treasury-Inflation Protection Securities (TIPS), sector rotation allows the manager to invest in other areas where he finds value on an inflation-adjusted basis.

Past performance is no guarantee of future results. This Fund may invest up to 35% in foreign securities, which may entail greater risk due to foreign economic and political developments. See page 38 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 25

AN INTERMEDIATE DURATION BOND FUND

PIMCO Short Duration Municipal Income Fund

OBJECTIVE:
Seeks high current income exempt from Federal income tax consistent with preservation of capital.

PORTFOLIO:
Short and intermediate maturity municipal securities.

DURATION RANGE:
0-2 years

FUND INCEPTION DATE:
8/31/99

TOTAL NET ASSETS:
$14.6 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Fund Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.

Fund returned a respectable 2.51% for the six-month period.

Consistent with the overall strength in the municipal bond market, the Fund's Class D shares returned 2.51% for the six-month period ended September 30, 2001. These results slightly trailed the Lehman 1-Year Municipal Bond Index and Lipper Short Municipal Debt Fund Average, which returned 2.85% and 2.63%, respectively, for the same time period. In addition, the Fund provided solid results for shareholders in the past year, returning 5.85% over that time.

High-quality bond sectors rallied amid a flight to safety.

The economy slowed significantly during the period as corporate profits eroded, layoffs mounted and confidence declined. This environment was generally positive for municipal bond investors, as yields fell and prices rose across all maturities. The September 11 attacks exacerbated the already weak U.S. economic picture, causing short-term Treasury and mortgage yields to rally in a flight to quality by investors. However, short-term municipals under-performed similar-maturity Treasuries in the wake of the attacks, as investors favored the safety of U.S. government securities.

Above-benchmark duration enhanced performance.

During the period, the Fund's above-benchmark duration boosted returns as municipal yields fell across all maturities. However, the Fund's extended maturity mix, which combined short-term issues with longer-term bonds detracted from results, as long-term yields fell less than those of shorter-term issues. Modest exposure to transportation issues, especially airport bonds, was also negative for relative performance, since the revenue sources and debt servicing of these issues were adversely affected by the terrorist attacks.

Short-term municipals remain attractive on a tax-adjusted basis.

After weighing the impact of the September 11 terrorist attacks, PIMCO is maintaining its long-term outlook for weak global growth. However, we now anticipate a V-shaped U.S. recovery, with near-term economic contraction followed by a snapback later next year. Given this environment, municipal bonds remain attractive on a tax-adjusted basis, as they continue to offer compelling yields relative to Treasuries. For now, we intend to keep duration above the benchmark, as we believe that short-term municipal yields could fall further in response to a sluggish economy and further Fed easing. We also plan to maintain a broader-than-index maturity structure to take advantage of a potentially steepening municipal yield curve.

26 PIMCO Funds Semi-Annual Report | 9:30.01

PIMCO Short Duration Muni. Income Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                                 1 year   3 year  5 year  10 year  Inception
                                                                                                    (8/31/99)
PIMCO Short Duration Municipal Bond Fund D Shares                  5.85%      --      --       --       4.93%
Lipper Short Municipal Debt Fund Average                           6.17%      --      --       --         --
Lehman Bros. 1 Yr. Municipal Bond Index                            6.65%      --      --       --         --

MATURITY PROFILE

  Less than 1 year                   44%
  1-5 years                          35%
  5-10 years                         21%
  Duration                    1.86 years

SECTOR BREAKDOWN

  Municipal Bonds & Notes          99.7%
  Short-Term Instruments            0.3%

QUALITY BREAKDOWN

  AAA                              38.5%
  AA                               34.6%
  A                                 5.3%
  BBB                              21.6%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]


                                            Lehman Bros.
                    PIMCO Short             1 year Muni.
   MONTH            Duration D              Bond Index
==========          ===========             ============
08/31/1999             10,000                  10,000
09/30/1999             10,027                  10,024
10/31/1999             10,047                  10,046
11/30/1999             10,076                  10,077
12/31/1999             10,099                  10,085
01/31/2000             10,137                  10,124
02/29/2000             10,152                  10,154
03/31/2000             10,195                  10,198
04/30/2000             10,207                  10,222
05/31/2000             10,222                  10,238
06/30/2000             10,288                  10,322
07/31/2000             10,339                  10,380
08/31/2000             10,396                  10,433
09/30/2000             10,445                  10,456
10/31/2000             10,512                  10,505
11/30/2000             10,537                  10,545
12/31/2000             10,644                  10,624
01/31/2001             10,700                  10,751
02/28/2001             10,748                  10,786
03/31/2001             10,786                  10,842
04/30/2001             10,779                  10,863
05/31/2001             10,842                  10,940
06/30/2001             10,917                  10,983
07/31/2001             10,973                  11,031
08/31/2001             11,077                  11,097
09/30/2001             11,057                  11,152

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the overall municipal marketplace change.

Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest at times invest in derivatives and mortgage related securities. The Fund may invest more than 25% of its assets in bond issuers of California and New York. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It's important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 38 for additional footnotes, which includes additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 27

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Money market instruments and short maturity fixed income securities.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
10/07/87

TOTAL NET ASSETS:
$1.5 billion

PORTFOLIO MANAGER:
Paul McCulley


[PHOTO]
Paul MCCulley
Fund Manager

Mr. McCulley is Managing Director responsible for supervising short-term investment strategies at PIMCO. He has 19 years of investment experience.

Fund continued its record of outperformance.

In keeping with its long-term track record, PIMCO Short-Term Fund outperformed its benchmark, the Salomon 3-Month T-Bill Index, for the six-month period ended September 30, 2001. Class D shares returned 2.75% compared to 2.00% for the index. The Fund slightly outperformed the Lipper Ultra-Short Obligations Fund Average for the same period and remained solidly ahead of its category for the past year, returning 6.77%.

Heightened uncertainty sparked further global weakening.

The events of September 11 had a meaningful impact on the reporting period as a whole, as the attacks accentuated weakness in the global economy and heightened risk aversion among investors, consumers and businesses. To counter the economic turmoil, a number of central banks joined an already accommodative U.S. Federal Reserve in cutting interest rates and injecting liquidity into the markets. Bonds performed relatively well in this environment, with shorter-maturity, higher-quality assets, such as Treasuries and mortgages, performing the best.

Positioning paid off as short-term interest rates fell.

Strategies that focused on the short end of the yield curve were strongly positive for Fund performance, as this part of the curve benefited the most from the flight to quality. The Fund's above-benchmark duration, which had been its emphasis for some time, enhanced performance as short-term interest rates fell. In addition, a focus on high-quality, mortgage-related securities boosted returns as they provided a relatively safe source of incremental yield. However, exposure to real return bonds detracted from relative performance as an exacerbated U.S. slowdown diminished inflation expectations.

Long-term outlook remains intact.

After weighing the potential impact of the terrorist attacks, we believe that our long-term outlook for weak global growth remains on target. However, in the short-term, we are now expecting a sharper, V-shaped recovery for the U.S. economy. Heightened uncertainty over the next few quarters should be followed by a snapback driven by accelerated fiscal and monetary stimulus. To capitalize on these trends, we plan to target a near-benchmark duration and to maintain our focus on high quality assets, including mortgages, in the coming months. In addition, we anticipate retaining short-maturity corporates to benefit from wide yield premiums in this sector, and will look to build out this position if markets decline to even more attractive levels.

28 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Short-Term Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                          1 year    3 year    5 year    10 year    Inception
                                                                                                   (10/7/87)
PIMCO Short-Term Fund D Shares                             6.77%     5.90%     6.06%      5.50%        6.17%
Lipper Ultra-Short Obligations Fund Average                6.59%     5.63%     5.77%      5.28%          --
Salomon 3-Mo. T-Bill Index                                 5.05%     5.10%     5.15%      4.75%          --

MATURITY PROFILE

  Less than 1 year                                  90%
  1-5 years                                          7%
  5-10 years                                         3%
  Duration                                    0.3 years

SECTOR BREAKDOWN

  Short-Term Instruments                          35.0%
  Corporate Bonds & Notes                         30.7%
  Asset-Backed Securities                         13.5%
  Mortgage-Backed Securities                      11.3%
  U.S. Treasury Obligations                        8.0%
  Other                                            1.5%

QUALITY BREAKDOWN

  AAA                                             56.0%
  AA                                              13.9%
  A                                               18.2%
  BBB                                             11.0%
  BB                                               0.8%
  B                                                0.1%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]


                                      PIMCO                      Salomon
           Month                  Short-Term D                3-month T-Bill
           =====                  ============                ==============
        10/31/1987                   10,000                        10,000
        11/30/1987                   10,056                        10,051
        12/31/1987                   10,114                        10,099
        01/31/1988                   10,181                        10,148
        02/29/1988                   10,222                        10,194
        03/31/1988                   10,276                        10,244
        04/30/1988                   10,330                        10,294
        05/31/1988                   10,386                        10,347
        06/30/1988                   10,443                        10,401
        07/31/1988                   10,495                        10,460
        08/31/1988                   10,560                        10,520
        09/30/1988                   10,627                        10,583
        10/31/1988                   10,718                        10,648
        11/30/1988                   10,787                        10,715
        12/31/1988                   10,849                        10,785
        01/31/1989                   10,925                        10,858
        02/28/1989                   11,000                        10,934
        03/31/1989                   11,093                        11,013
        04/30/1989                   11,176                        11,095
        05/31/1989                   11,275                        11,179
        06/30/1989                   11,358                        11,257
        07/31/1989                   11,452                        11,336
        08/31/1989                   11,511                        11,413
        09/30/1989                   11,588                        11,487
        10/31/1989                   11,695                        11,565
        11/30/1989                   11,771                        11,640
        12/31/1989                   11,837                        11,717
        01/31/1990                   11,892                        11,794
        02/28/1990                   11,964                        11,865
        03/31/1990                   12,042                        11,945
        04/30/1990                   12,090                        12,022
        05/31/1990                   12,202                        12,104
        06/30/1990                   12,280                        12,183
        07/31/1990                   12,364                        12,263
        08/31/1990                   12,428                        12,343
        09/30/1990                   12,509                        12,418
        10/31/1990                   12,603                        12,495
        11/30/1990                   12,702                        12,569
        12/31/1990                   12,803                        12,650
        01/31/1991                   12,893                        12,723
        02/28/1991                   12,962                        12,785
        03/31/1991                   13,020                        12,851
        04/30/1991                   13,100                        12,913
        05/31/1991                   13,172                        12,975
        06/30/1991                   13,219                        13,035
        07/31/1991                   13,296                        13,097
        08/31/1991                   13,379                        13,159
        09/30/1991                   13,452                        13,217
        10/31/1991                   13,528                        13,275
        11/30/1991                   13,561                        13,328
        12/31/1991                   13,615                        13,377
        01/31/1992                   13,665                        13,424
        02/29/1992                   13,691                        13,466
        03/31/1992                   13,716                        13,512
        04/30/1992                   13,772                        13,555
        05/31/1992                   13,814                        13,600
        06/30/1992                   13,868                        13,640
        07/31/1992                   13,923                        13,681
        08/31/1992                   13,958                        13,720
        09/30/1992                   13,994                        13,754
        10/31/1992                   14,008                        13,788
        11/30/1992                   14,025                        13,823
        12/31/1992                   14,066                        13,860
        01/31/1993                   14,112                        13,897
        02/28/1993                   14,149                        13,929
        03/31/1993                   14,214                        13,964
        04/30/1993                   14,262                        13,998
        05/31/1993                   14,318                        14,033
        06/30/1993                   14,374                        14,068
        07/31/1993                   14,425                        14,104
        08/31/1993                   14,463                        14,141
        09/30/1993                   14,499                        14,176
        10/31/1993                   14,550                        14,213
        11/30/1993                   14,604                        14,249
        12/31/1993                   14,672                        14,286
        01/31/1994                   14,697                        14,323
        02/28/1994                   14,713                        14,357
        03/31/1994                   14,690                        14,398
        04/30/1994                   14,713                        14,441
        05/31/1994                   14,724                        14,488
        06/30/1994                   14,791                        14,538
        07/31/1994                   14,861                        14,590
        08/31/1994                   14,919                        14,644
        09/30/1994                   14,935                        14,698
        10/31/1994                   14,974                        14,758
        11/30/1994                   14,986                        14,820
        12/31/1994                   15,050                        14,889
        01/31/1995                   15,126                        14,957
        02/28/1995                   15,265                        15,023
        03/31/1995                   15,298                        15,097
        04/30/1995                   15,462                        15,169
        05/31/1995                   15,618                        15,243
        06/30/1995                   15,670                        15,315
        07/31/1995                   15,764                        15,388
        08/31/1995                   15,836                        15,461
        09/30/1995                   15,984                        15,530
        10/31/1995                   16,099                        15,602
        11/30/1995                   16,248                        15,670
        12/31/1995                   16,386                        15,743
        01/31/1996                   16,465                        15,813
        02/29/1996                   16,495                        15,878
        03/31/1996                   16,548                        15,945
        04/30/1996                   16,625                        16,010
        05/31/1996                   16,712                        16,079
        06/30/1996                   16,804                        16,147
        07/31/1996                   16,851                        16,216
        08/31/1996                   16,957                        16,287
        09/30/1996                   17,120                        16,357
        10/31/1996                   17,257                        16,429
        11/30/1996                   17,412                        16,498
        12/31/1996                   17,480                        16,569
        01/31/1997                   17,583                        16,641
        02/28/1997                   17,662                        16,706
        03/31/1997                   17,671                        16,779
        04/30/1997                   17,772                        16,851
        05/31/1997                   17,900                        16,925
        06/30/1997                   18,018                        16,996
        07/31/1997                   18,158                        17,070
        08/31/1997                   18,213                        17,143
        09/30/1997                   18,335                        17,215
        10/31/1997                   18,377                        17,291
        11/30/1997                   18,460                        17,363
        12/31/1997                   18,563                        17,438
        01/31/1998                   18,673                        17,515
        02/28/1998                   18,738                        17,585
        03/31/1998                   18,863                        17,662
        04/30/1998                   18,950                        17,736
        05/31/1998                   19,036                        17,813
        06/30/1998                   19,100                        17,886
        07/31/1998                   19,215                        17,961
        08/31/1998                   19,223                        18,038
        09/30/1998                   19,351                        18,112
        10/31/1998                   19,425                        18,184
        11/30/1998                   19,491                        18,252
        12/31/1998                   19,573                        18,319
        01/31/1999                   19,649                        18,387
        02/28/1999                   19,730                        18,449
        03/31/1999                   19,870                        18,520
        04/30/1999                   19,961                        18,588
        05/31/1999                   19,965                        18,659
        06/30/1999                   20,035                        18,728
        07/31/1999                   20,105                        18,801
        08/31/1999                   20,171                        18,876
        09/30/1999                   20,262                        18,950
        10/31/1999                   20,360                        19,027
        11/30/1999                   20,455                        19,103
        12/31/1999                   20,537                        19,186
        01/31/2000                   20,584                        19,270
        02/29/2000                   20,704                        19,353
        03/31/2000                   20,838                        19,444
        04/30/2000                   20,915                        19,535
        05/31/2000                   21,028                        19,631
        06/30/2000                   21,159                        19,723
        07/31/2000                   21,269                        19,818
        08/31/2000                   21,403                        19,916
        09/30/2000                   21,527                        20,016
        10/31/2000                   21,622                        20,120
        11/30/2000                   21,797                        20,223
        12/31/2000                   21,971                        20,330
        01/31/2001                   22,123                        20,436
        02/28/2001                   22,269                        20,524
        03/31/2001                   22,369                        20,614
        04/30/2001                   22,434                        20,693
        05/31/2001                   22,609                        20,770
        06/30/2001                   22,647                        20,836
        07/31/2001                   22,803                        20,901
        08/31/2001                   22,883                        20,965
        09/30/2001                   22,986                        21,025

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund then employs a variety of value-added strategies geared to enhance yield, including duration extension, credit quality positioning, cost-effective trading and investment in an expanded set of financial instruments.

Past performance is no guarantee of future results. The Fund may invest up to 5% in foreign securities, which may entail greater risk due to foreign economic and political developments. Investment in high yield, lower rated securities generally involves greater risk to principal than investment in higher rated securities. See page 38 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 29

AN ENHANCED INDEX STOCK FUND

PIMCO StocksPLUS Fund Performance & Statistics

OBJECTIVE:
Total return which exceeds that of the S&P 500.

PORTFOLIO:
S&P 500 Stock Index futures backed by short-term fixed income securities.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
5/13/93

TOTAL NET ASSETS:
$878.3 million

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund outpaced the S&P 500 Index over the six-month period.

For the six-month period ended September 30, 2001, the Fund's Class D shares returned -9.60%, slightly outperforming the S&P 500 Index, which returned - 9.68%. These results were consistent with the Fund's objective of providing incremental returns above the performance of the index. In addition, the Fund continued its record of outperformance over the long term, returning 13.08% since inception compared to 12.71% for the S&P 500 Index over the same period.

Weakening economic picture erased equity gains.

Early in the six-month period, U.S. equity markets performed well as investor optimism was boosted by the Federal Reserve's aggressive easing campaign. However, the events of September 11 further weakened an already flagging U.S. economy, heightening risk aversion among investors and causing a flight to quality in the financial markets. The Fed responded by injecting liquidity into the markets, slashing its key federal funds rate to 2.5%--its lowest level since the early 1960s. Nonetheless, stocks took back these gains and more later in the period as it became evident that an economic recovery would be substantially delayed.

Extended duration, quality focus aided performance.

The Fund's extended duration enhanced performance as short-term yields fell sharply in response to the pronounced economic weakness. In addition, an emphasis on mortgages aided results as they offered attractive relative yields with minimal credit risk. The Fund's exposure to short-maturity, investment grade corporates was also positive as these issues benefited from increased optimism early in the period and relatively high yields later in the period, which more than offset falling prices. Yet these successful bond management efforts were overshadowed by the equity market's sharp decline, a reality that was reflected in the Fund's overall performance.

High quality bias should continue in the months ahead.

After weighing the impact of the September 11 attacks, we are maintaining our secular outlook for weak global growth. However, we now anticipate a sharper, V-shaped U.S. economic recovery in the next year, as near-term contraction should be followed by a snap-back driven by aggressive fiscal and monetary stimulus. In the months ahead, we plan to watch business and consumer spending closely, as these trends will be critical indicators of a recovery. We expect to maintain duration near six months to capture additional yield and limit overall interest rate sensitivity.

30 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO StocksPLUS Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                        1 year    3 year    5year    10 year    Inception
                                                                                (5/13/93)
PIMCO StockPLUS Fund D Shares           -26.35%    1.72%     9.73%      --       13.08%
Lipper Large-Cap Core Fund Avg.         -27.39%    1.48%     7.52%      --          --
S&P 500 Index                           -26.62%    2.04%    10.23%      --          --

MATURITY PROFILE

  Less than 1 year                                  71%
  1-5 years                                         29%
  Duration                                    0.5 years

SECTOR BREAKDOWN

  Mortgage-Backed Securities                      41.3%
  Corporate Bonds & Notes                         19.5%
  Short-Term Instruments                          18.8%
  U.S. Treasury Obligations                       10.9%
  Asset-Backed Securities                          5.3%
  Other                                            4.2%

QUALITY BREAKDOWN

  AAA                                             78.1%
  AA                                               2.9%
  A                                                5.0%
  BBB                                             10.0%
  BB                                               3.3%
  B                                                0.7%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]


                                  PIMCO                    S&P 500
          Month                StocksPLUS D                 Index
          =====                ============                 =====
        05/31/1993                 10,000                   10,000
        06/30/1993                 10,054                   10,029
        07/31/1993                 10,025                    9,989
        08/31/1993                 10,411                   10,368
        09/30/1993                 10,301                   10,288
        10/31/1993                 10,526                   10,501
        11/30/1993                 10,409                   10,401
        12/31/1993                 10,585                   10,527
        01/31/1994                 10,939                   10,885
        02/28/1994                 10,595                   10,589
        03/31/1994                 10,123                   10,128
        04/30/1994                 10,248                   10,258
        05/31/1994                 10,437                   10,426
        06/30/1994                 10,207                   10,170
        07/31/1994                 10,600                   10,504
        08/31/1994                 11,078                   10,935
        09/30/1994                 10,891                   10,668
        10/31/1994                 11,064                   10,907
        11/30/1994                 10,719                   10,510
        12/31/1994                 10,857                   10,666
        01/31/1995                 11,155                   10,943
        02/28/1995                 11,650                   11,369
        03/31/1995                 11,964                   11,705
        04/30/1995                 12,349                   12,049
        05/31/1995                 12,903                   12,531
        06/30/1995                 13,183                   12,822
        07/31/1995                 13,586                   13,247
        08/31/1995                 13,679                   13,280
        09/30/1995                 14,255                   13,841
        10/31/1995                 14,232                   13,791
        11/30/1995                 14,912                   14,397
        12/31/1995                 15,185                   14,674
        01/31/1996                 15,726                   15,174
        02/29/1996                 15,767                   15,314
        03/31/1996                 15,975                   15,462
        04/30/1996                 16,174                   15,690
        05/31/1996                 16,530                   16,094
        06/30/1996                 16,687                   16,156
        07/31/1996                 15,903                   15,442
        08/31/1996                 16,237                   15,768
        09/30/1996                 17,182                   16,655
        10/31/1996                 17,726                   17,114
        11/30/1996                 19,038                   18,408
        12/31/1996                 18,619                   18,043
        01/31/1997                 19,761                   19,171
        02/28/1997                 19,907                   19,321
        03/31/1997                 18,999                   18,527
        04/30/1997                 20,172                   19,633
        05/31/1997                 21,444                   20,828
        06/30/1997                 22,332                   21,761
        07/31/1997                 24,168                   23,493
        08/31/1997                 22,851                   22,177
        09/30/1997                 24,037                   23,392
        10/31/1997                 23,258                   22,610
        11/30/1997                 24,204                   23,657
        12/31/1997                 24,640                   24,063
        01/31/1998                 24,975                   24,329
        02/28/1998                 26,649                   26,084
        03/31/1998                 27,970                   27,420
        04/30/1998                 28,309                   27,695
        05/31/1998                 27,734                   27,219
        06/30/1998                 28,816                   28,325
        07/31/1998                 28,496                   28,023
        08/31/1998                 24,133                   23,972
        09/30/1998                 25,972                   25,507
        10/31/1998                 28,021                   27,582
        11/30/1998                 29,610                   29,254
        12/31/1998                 31,470                   30,940
        01/31/1999                 32,524                   32,233
        02/28/1999                 31,425                   31,232
        03/31/1999                 32,735                   32,481
        04/30/1999                 34,041                   33,739
        05/31/1999                 33,146                   32,943
        06/30/1999                 35,058                   34,771
        07/31/1999                 33,901                   33,685
        08/31/1999                 33,715                   33,519
        09/30/1999                 32,953                   32,600
        10/31/1999                 35,049                   34,663
        11/30/1999                 35,610                   35,367
        12/31/1999                 37,625                   37,451
        01/31/2000                 35,672                   35,570
        02/29/2000                 35,102                   34,896
        03/31/2000                 38,401                   38,310
        04/30/2000                 37,203                   37,157
        05/31/2000                 36,411                   36,394
        06/30/2000                 37,314                   37,292
        07/31/2000                 36,817                   36,708
        08/31/2000                 39,266                   38,988
        09/30/2000                 37,110                   36,930
        10/31/2000                 36,917                   36,774
        11/30/2000                 34,115                   33,875
        12/31/2000                 34,419                   34,040
        01/31/2001                 35,733                   35,248
        02/28/2001                 32,417                   32,034
        03/31/2001                 30,236                   30,005
        04/30/2001                 32,567                   32,336
        05/31/2001                 32,896                   32,553
        06/30/2001                 32,129                   31,761
        07/31/2001                 31,888                   31,448
        08/31/2001                 29,867                   29,479
        09/30/2001                 27,334                   27,099

--------------------------------------------------------------------------------

Taking an innovative approach, the Fund combines a non-leveraged position in S&P 500 Index futures with an actively managed, short duration fixed-income portfolio. In doing so, the Fund seeks to capture the performance of the S&P 500 Index plus an incremental return based on the fixed income component. The manager adds value primarily through duration management, credit risk management and investment in a variety of high quality, short-term securities.

Past performance is no guarantee of future results. This Fund may invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities, may at times invest in derivatives and mortgage related securities. See page 38 for additional footnotes, which include additional information.

                                    9.30.01 | PIMCO Funds Semi-Annual Report 31

A STOCK AND BOND FUND

PIMCO Strategic Balanced Fund

OBJECTIVE:
Maximum total return consistent with preservation of capital and prudent investment management.

PORTFOLIO:
45-75% PIMCO StocksPLUS Fund; 25-55% Total Return Fund.

DURATION RANGE (OF UNDERLYING FUNDS):
0-6 years

FUND INCEPTION DATE:
6/28/96

TOTAL NET ASSETS:
$73.6 million

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund outpaced its benchmark and peer group.

Class D shares returned -3.44% for the six month period ended September 30, 2001, slightly outperforming the Fund's benchmark--a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index (LBAG)--which returned -3.73%. In addition, the Fund substantially outperformed the Lipper Balanced Fund Average, which returned -4.91%. Importantly, the Fund's one-year performance of -10.91% also bested both its benchmark and peer group, which returned -12.28% and -11.76%, respectively.

Bonds outperformed stocks amid flight to quality.

Early in the six-month period, U.S. equity markets performed well as investor optimism was boosted by the Fed's aggressive easing campaign. However, the events of September 11 further weakened an already flagging U.S. economy, heightening risk aversion among investors and causing a flight to quality in the financial markets. The Fed responded by injecting liquidity into the markets, slashing rates to their lowest levels since the early 1960s. Nonetheless, stocks took back these gains and more as it became evident that an economic recovery would be delayed. Bonds performed relatively well in this environment, led by high quality assets such as Treasuries and mortgages.

Fixed income returns helped offset equity losses.

Asset allocation had only a minor impact on returns over the period, since the Fund remained near a standard 60/40 mix of equities and fixed income. The equity portfolio, consisting of PIMCO's StocksPLUS Fund, performed in line with its stated objective, modestly outpacing the S&P 500 Index. On the bond side, PIMCO Total Return Fund provided a relative stronghold, solidly outperforming the LBAG. These results were largely due to the Fund's overweight position in short-maturity securities, which rallied as investors anticipated further Fed easing. In addition, the Fund's emphasis on mortgages boosted returns. Nonetheless, the bond portfolio's strong results were overshadowed by equity weakness, resulting in negative net performance.

Neutral allocation should continue pending an economic recovery.

After weighing the impact of the September 11 attacks, we are maintaining our secular outlook for weak global growth. However, we now anticipate a sharper, V-shaped U.S. economic recovery in the next year, as near-term contraction should be followed by a snap-back driven by fiscal and monetary stimulus. For now, we plan to target a neutral mix of 60% stocks/40% bonds in light of the full valuation of the short and intermediate portion of the yield curve, continuing uncertainty for corporate profits and still lofty equity valuations.

32 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Strategic Balanced Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                      1 year    3 year    5 year    10 year   Inception
                                                                                              (6/28/96)
PIMCO Strategic Balanced Fund D Shares               -10.91%     3.37%     9.15%       --        9.38%
Lipper Balanced Fund Average                         -11.76%     3.51%     7.35%       --          --
60% S&P 500 and 40% LBAG                             -12.28%     4.16%     9.77%       --          --
S&P 500 Index                                        -26.62%     2.04%    10.23%       --          --

SECTOR BREAKDOWN

  StocksPLUS Fund                              57.4%
  Total Return Fund                            42.6%

CHANGE IN VALUE For periods ended 9/30/01


                                    [GRAPH]

                                                           60% S&P 500
                                   PIMCO                       and                S&P 500
            Month           Strategic Balanced D             40% LBAG              Index
            =====           ====================             ========              =====
         06/30/1996                10,000                     10,000              10,000
         07/31/1996                 9,732                      9,746               9,558
         08/31/1996                 9,881                      9,863               9,760
         09/30/1996                10,348                     10,264              10,309
         10/31/1996                10,626                     10,525              10,593
         11/30/1996                11,213                     11,075              11,394
         12/31/1996                11,007                     10,902              11,168
         01/31/1997                11,467                     11,324              11,866
         02/28/1997                11,532                     11,388              11,959
         03/31/1997                11,156                     11,057              11,468
         04/30/1997                11,661                     11,520              12,152
         05/31/1997                12,145                     11,984              12,892
         06/30/1997                12,504                     12,363              13,470
         07/31/1997                13,267                     13,086              14,542
         08/31/1997                12,798                     12,602              13,727
         09/30/1997                13,255                     13,090              14,479
         10/31/1997                13,068                     12,904              13,995
         11/30/1997                13,409                     13,286              14,643
         12/31/1997                13,611                     13,477              14,895
         01/31/1998                13,798                     13,635              15,059
         02/28/1998                14,345                     14,221              16,145
         03/31/1998                14,823                     14,678              16,972
         04/30/1998                14,952                     14,797              17,143
         05/31/1998                14,787                     14,700              16,848
         06/30/1998                15,216                     15,109              17,533
         07/31/1998                15,122                     15,025              17,346
         08/31/1998                13,711                     13,819              14,838
         09/30/1998                14,513                     14,480              15,789
         10/31/1998                15,155                     15,156              17,073
         11/30/1998                15,631                     15,742              18,108
         12/31/1998                16,218                     16,305              19,151
         01/31/1999                16,608                     16,760              19,952
         02/28/1999                16,063                     16,331              19,332
         03/31/1999                16,585                     16,759              20,105
         04/30/1999                16,988                     17,170              20,884
         05/31/1999                16,636                     16,866              20,391
         06/30/1999                17,252                     17,406              21,522
         07/31/1999                16,872                     17,051              20,851
         08/31/1999                16,806                     16,996              20,747
         09/30/1999                16,627                     16,796              20,179
         10/31/1999                17,287                     17,459              21,456
         11/30/1999                17,458                     17,671              21,892
         12/31/1999                18,013                     18,261              23,181
         01/31/2000                17,238                     17,687              22,017
         02/29/2000                17,097                     17,572              21,600
         03/31/2000                18,169                     18,696              23,713
         04/30/2000                17,757                     18,337              22,999
         05/31/2000                17,643                     18,108              22,527
         06/30/2000                17,890                     18,526              23,083
         07/31/2000                17,847                     18,420              22,722
         08/31/2000                18,648                     19,213              24,133
         09/30/2000                17,992                     18,653              22,859
         10/31/2000                17,978                     18,655              22,762
         11/30/2000                17,433                     17,894              20,968
         12/31/2000                17,644                     18,079              21,070
         01/31/2001                18,117                     18,583              21,818
         02/28/2001                17,234                     17,631              19,828
         03/31/2001                16,598                     16,996              18,572
         04/30/2001                17,266                     17,760              20,016
         05/31/2001                17,409                     17,874              20,150
         06/30/2001                17,183                     17,640              19,659
         07/31/2001                17,327                     17,694              19,466
         08/31/2001                16,752                     17,110              18,247
         09/30/2001                16,030                     16,361              16,774

--------------------------------------------------------------------------------

The Strategic Balanced Fund seeks to provide broad exposure to both equity and fixed income classes. The Fund's equity exposure is achieved by investment in the PIMCO StocksPLUS Fund and the fixed income exposure is obtained by investment in the PIMCO Total Return Fund. Allocation decisions are based on PIMCO's consensus economic forecasts of business cycle phases.

Past performance is no guarantee of future results. The Portfolio's investment performance depends on how its assets are allocated and reallocated among particular underlying Funds. The portfolio's allocation among the underlying Funds will vary, the investment may be subject to any and all of the following risks at different times and to different degrees. See page 38 for footnotes, which include additional details.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 33

AN INTERMEDIATE DURATION BOND FUND

PIMCO Total Return Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Intermediate maturity fixed income securities.

DURATION RANGE:
3-6 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$48.4 billion

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Fund Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund solidly outperformed the LBAG in the past year.

For the six-month period ended September 30, 2001, PIMCO Total Return Class D shares returned 6.05%, outperforming the Lehman Brothers Aggregate Bond Index
(LBAG), which returned 5.20% over the same time period. For the last twelve months, the Fund has also delivered superior performance versus its benchmark, returning 14.02%, compared to 12.95% for the LBAG.

Aggressive Fed, deteriorating economy, flight to quality fuel bond returns.

The U.S economy slowed significantly over the last six months, despite a supportive Federal Reserve, which lowered short-term rates by four percentage points since the beginning of the year. Eroding profits, mounting layoffs and lower consumer confidence all contributed to the weakening of the economy and were exacerbated by the terrorist attacks on September 11th. High quality assets, such as Treasuries and mortgages, outperformed other fixed income assets--as well as stocks--as investors sought safety amid the turmoil.

Short-Term focus drives returns.

The Fund's overweight position in short-maturity securities significantly enhanced returns during the six-month period. These yields were driven sharply lower by investor flight-to-quality in anticipation of further Fed easing. An emphasis on mortgage-backed securities also helped returns as they offered attractive yield premiums with minimal credit risk. In addition, the Fund benefited from duration positioning, taking advantage of falling yields early in the period. A modest underweight in corporate issues detracted slightly from returns as investors grew confident that growth and profits would continue to improve.

Stronger rebound could follow near-term weakness.

While our secular outlook for weaker global growth remains intact, we do anticipate that sometime next year economic growth could rebound sharply due to the convergence of aggressive monetary easing and increased fiscal stimulus. In the near-term however, the risks remain weighted towards continued economic weakness. As a result, we intend to maintain our focus on high-quality issues. We expect to maintain duration at or near the benchmark as we feel that U.S. bonds, especially short-term bonds, are fully valued after the strong rally in September. Renewed confidence and risk taking among consumers and businesses will be vital for a recovery to take place. We will be closely watching these trends as indicators of a recovery, and will look to build positions in credit-sensitive sectors as a turning point becomes evident.

34 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Total Return Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                               1 year    3 year    5 year    10 year   Inception
                                                                                                       (5/11/87)
PIMCO Total Return Fund D Shares                               14.02%     6.66%     8.56%      8.46%       9.10%
Lipper Intermediate Investment Grade Debt Fund Avg.            11.71%     5.44%     7.06%      7.31%         --
Lehman Bros. Aggregate Bond Index                              12.95%     6.39%     8.06%      7.76%         --

MATURITY PROFILE

  Less than 1 year                                  16%
  1-5 years                                         59%
  5-10 years                                         5%
  10-20 years                                        9%
  20-30 years                                       11%
  Duration                                    4.4 years

SECTOR BREAKDOWN

  Mortgage-Backed Securities                      54.4%
  Corporate Bonds & Notes                         24.5%
  Short-Term Instruments                           6.9%
  U.S. Treasury Obligations                        5.4%
  Other                                            8.8%

QUALITY BREAKDOWN

  AAA                                             72.1%
  AA                                               4.9%
  A                                               15.3%
  BBB                                              6.1%
  BB                                               1.6%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]


                                                            Lehman Bros.
                                  PIMCO                      Agg. Bond
         Month                Total Return D                   Index
         =====                ==============                   =====
      05/31/1987                   10,000                      10,000
      06/30/1987                   10,125                      10,138
      07/31/1987                   10,098                      10,130
      08/31/1987                   10,072                      10,076
      09/30/1987                    9,819                       9,861
      10/31/1987                   10,129                      10,212
      11/30/1987                   10,201                      10,294
      12/31/1987                   10,291                      10,434
      01/31/1988                   10,708                      10,801
      02/29/1988                   10,828                      10,929
      03/31/1988                   10,729                      10,827
      04/30/1988                   10,671                      10,768
      05/31/1988                   10,615                      10,696
      06/30/1988                   10,867                      10,954
      07/31/1988                   10,849                      10,897
      08/31/1988                   10,899                      10,925
      09/30/1988                   11,103                      11,172
      10/31/1988                   11,275                      11,383
      11/30/1988                   11,172                      11,244
      12/31/1988                   11,218                      11,257
      01/31/1989                   11,354                      11,419
      02/28/1989                   11,279                      11,336
      03/31/1989                   11,330                      11,385
      04/30/1989                   11,580                      11,624
      05/31/1989                   11,859                      11,929
      06/30/1989                   12,256                      12,292
      07/31/1989                   12,512                      12,554
      08/31/1989                   12,293                      12,368
      09/30/1989                   12,352                      12,431
      10/31/1989                   12,645                      12,737
      11/30/1989                   12,752                      12,858
      12/31/1989                   12,775                      12,893
      01/31/1990                   12,558                      12,740
      02/28/1990                   12,588                      12,781
      03/31/1990                   12,575                      12,790
      04/30/1990                   12,394                      12,673
      05/31/1990                   12,797                      13,048
      06/30/1990                   13,011                      13,258
      07/31/1990                   13,219                      13,441
      08/31/1990                   13,007                      13,261
      09/30/1990                   13,018                      13,371
      10/31/1990                   13,195                      13,541
      11/30/1990                   13,525                      13,832
      12/31/1990                   13,759                      14,048
      01/31/1991                   13,892                      14,222
      02/28/1991                   14,083                      14,343
      03/31/1991                   14,257                      14,442
      04/30/1991                   14,487                      14,598
      05/31/1991                   14,591                      14,684
      06/30/1991                   14,610                      14,676
      07/31/1991                   14,817                      14,880
      08/31/1991                   15,216                      15,202
      09/30/1991                   15,572                      15,510
      10/31/1991                   15,728                      15,682
      11/30/1991                   15,860                      15,826
      12/31/1991                   16,396                      16,296
      01/31/1992                   16,258                      16,074
      02/29/1992                   16,398                      16,179
      03/31/1992                   16,331                      16,088
      04/30/1992                   16,412                      16,204
      05/31/1992                   16,749                      16,510
      06/30/1992                   16,957                      16,737
      07/31/1992                   17,367                      17,078
      08/31/1992                   17,511                      17,251
      09/30/1992                   17,784                      17,456
      10/31/1992                   17,624                      17,224
      11/30/1992                   17,635                      17,228
      12/31/1992                   17,940                      17,502
      01/31/1993                   18,266                      17,838
      02/28/1993                   18,670                      18,150
      03/31/1993                   18,775                      18,226
      04/30/1993                   18,934                      18,353
      05/31/1993                   18,974                      18,376
      06/30/1993                   19,382                      18,709
      07/31/1993                   19,496                      18,815
      08/31/1993                   19,935                      19,145
      09/30/1993                   20,011                      19,197
      10/31/1993                   20,149                      19,269
      11/30/1993                   19,967                      19,105
      12/31/1993                   20,129                      19,209
      01/31/1994                   20,369                      19,468
      02/28/1994                   20,000                      19,130
      03/31/1994                   19,572                      18,658
      04/30/1994                   19,374                      18,509
      05/31/1994                   19,277                      18,507
      06/30/1994                   19,202                      18,466
      07/31/1994                   19,592                      18,832
      08/31/1994                   19,643                      18,856
      09/30/1994                   19,390                      18,578
      10/31/1994                   19,362                      18,562
      11/30/1994                   19,361                      18,521
      12/31/1994                   19,349                      18,648
      01/31/1995                   19,691                      19,017
      02/28/1995                   20,148                      19,470
      03/31/1995                   20,336                      19,589
      04/30/1995                   20,687                      19,863
      05/31/1995                   21,337                      20,631
      06/30/1995                   21,320                      20,783
      07/31/1995                   21,326                      20,736
      08/31/1995                   21,651                      20,986
      09/30/1995                   21,917                      21,191
      10/31/1995                   22,243                      21,466
      11/30/1995                   22,719                      21,788
      12/31/1995                   23,106                      22,094
      01/31/1996                   23,290                      22,240
      02/29/1996                   22,718                      21,854
      03/31/1996                   22,536                      21,702
      04/30/1996                   22,437                      21,580
      05/31/1996                   22,372                      21,536
      06/30/1996                   22,725                      21,825
      07/31/1996                   22,780                      21,885
      08/31/1996                   22,754                      21,848
      09/30/1996                   23,271                      22,229
      10/31/1996                   23,869                      22,721
      11/30/1996                   24,428                      23,111
      12/31/1996                   24,117                      22,896
      01/31/1997                   24,202                      22,966
      02/28/1997                   24,250                      23,023
      03/31/1997                   23,950                      22,768
      04/30/1997                   24,376                      23,109
      05/31/1997                   24,620                      23,327
      06/30/1997                   24,903                      23,604
      07/31/1997                   25,592                      24,240
      08/31/1997                   25,365                      24,034
      09/30/1997                   25,771                      24,388
      10/31/1997                   26,075                      24,742
      11/30/1997                   26,189                      24,856
      12/31/1997                   26,491                      25,106
      01/31/1998                   26,896                      25,428
      02/28/1998                   26,815                      25,408
      03/31/1998                   26,898                      25,497
      04/30/1998                   26,998                      25,630
      05/31/1998                   27,306                      25,873
      06/30/1998                   27,565                      26,092
      07/31/1998                   27,650                      26,148
      08/31/1998                   28,085                      26,573
      09/30/1998                   28,919                      27,196
      10/31/1998                   28,716                      27,052
      11/30/1998                   28,817                      27,205
      12/31/1998                   28,987                      27,287
      01/31/1999                   29,155                      27,482
      02/28/1999                   28,613                      27,002
      03/31/1999                   28,850                      27,152
      04/30/1999                   28,986                      27,238
      05/31/1999                   28,667                      26,999
      06/30/1999                   28,612                      26,913
      07/31/1999                   28,498                      26,799
      08/31/1999                   28,515                      26,785
      09/30/1999                   28,826                      27,096
      10/31/1999                   28,915                      27,196
      11/30/1999                   28,976                      27,194
      12/31/1999                   28,817                      27,063
      01/31/2000                   28,664                      26,974
      02/29/2000                   29,011                      27,300
      03/31/2000                   29,431                      27,660
      04/30/2000                   29,343                      27,581
      05/31/2000                   29,331                      27,568
      06/30/2000                   29,944                      28,142
      07/31/2000                   30,214                      28,397
      08/31/2000                   30,682                      28,809
      09/30/2000                   30,783                      28,990
      10/31/2000                   30,971                      29,182
      11/30/2000                   31,569                      29,659
      12/31/2000                   32,203                      30,209
      01/31/2001                   32,667                      30,703
      02/28/2001                   32,974                      30,971
      03/31/2001                   33,100                      31,126
      04/30/2001                   32,788                      30,997
      05/31/2001                   32,906                      31,184
      06/30/2001                   32,989                      31,302
      07/31/2001                   34,124                      32,001
      08/31/2001                   34,540                      32,368
      09/30/2001                   35,106                      32,745

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO investment professionals develop a 3- to 5-year outlook for the global economy and interest rates. Quarterly meetings are then held to forecast specific influencing factors, including interest rate volatility, yield curve movements and credit trends. Taken together, these sessions set the basic portfolio parameters. Bottom-up strategies are then meshed with the top-down strategies to create value.

Past performance is no guarantee of future results. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. Investment in high yield, lower rated securities generally involves greater risk to principal than investment in higher rated securities. Mortgage-backed securities may be sensitive to changes in prevailing interest rates, when they rise the value generally declines. There is no assurance that the private guarantors or insurers will meet their obligations. See page 38 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 35

A MORTGAGE - BACKED BOND FUND

PIMCO Total Return Mortgage Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily mortgage-backed securities of intermediate maturities.

DURATION RANGE:
2-6 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$46.0 million

PORTFOLIO MANAGER:
Scott Simon


[PHOTO]
Scott Simon
Fund Manager

An acclaimed expert in his field, Mr. Simon is head of mortgage securities at PIMCO and is a senior member of its portfolio management and investment strategy groups. He has 18 years of investment experience.

Fund returned 13.52% in the past year, ahead of its index and peers.

PIMCO Total Return Mortgage Fund's Class D shares outpaced its benchmark over the past six months, returning 5.83% compared to 5.27% for the Lehman Brothers Mortgage Index. In addition, the Fund solidly outperformed its Lipper category average, which returned 4.95% for the same time period. The Fund's Class D 13.52% gain for the one-year period also remained ahead of the index and average, which returned 12.34% and 11.72%, respectively.

High-quality sectors rallied amid a weakening economic outlook.

The economy slowed significantly over the past six months as layoffs mounted, corporate profits deteriorated, and confidence fell. The September 11 attacks magnified these trends, heightening economic uncertainty and fueling a flight to quality in the financial markets. In response, the Fed injected liquidity into the markets, slashing interest rates to their lowest levels since the early 1960s. High-quality assets rallied in this environment. Treasury and mortgage yields fell sharply as investors sought the high credit quality and safety offered by these sectors.

Security selection contributed strongly to outperformance.

The Fund benefited from the overall strength in the mortgage sector in the past six months. Yet we attribute its outperformance to a number of successful management strategies. Broader-than-index security selection enhanced returns, particularly exposure to CMOs, which augmented portfolio yield while providing prepayment protection, and Fannie Mae/Freddie Mac issues, which outperformed Ginnie Maes. The Fund's modest holdings of asset-backed securities also performed well as their stable cash flows sparked investor demand. Finally, agency debt issues added value as these securities were not subject to refinancing risk and enjoyed positive price performance.

Outlook for mortgages remains favorable.

After weighing the impact of the September 11 attacks, PIMCO is maintaining its secular outlook for weak global growth. However, we now foresee a sharper, V-shaped U.S. recovery. Near-term economic contraction should be followed by a strong snapback later next year as increased fiscal and monetary stimulus takes effect. Given this environment, mortgages should remain solid performers, as investors will likely continue to find their attractive yields and high credit quality appealing. Moving forward, we will look to protect the portfolio from potential refinancing activity and rising interest rates, largely through security selection.

36 PIMCO Funds Semi-Annual Report | 9.30.01

PIMCO Total Return Mortgage Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 9/30/01

                                                     1 year    3 year    5 year   10 year   Inception
                                                                                            (7/31/97)
PIMCO Total Return Mortgage Fund D Shares            13.52%     7.59%       --       --        8.22%
Lipper U.S. Mortgage Fund Avg.                       11.72%     6.32%       --       --          --
Lehman Brothers Mortgage Index                       12.34%     7.27%       --       --          --

MATURITY PROFILE

  Less than 1 year                                     33%
  1-5 years                                            64%
  5-10 years                                            2%
  10-20 years                                           1%
  Duration                                       2.1 years

SECTOR BREAKDOWN

  Mortgage-Backed Securities                         80.1%
  Short-Term Instruments                             17.5%
  Other                                               2.4%

QUALITY BREAKDOWN

  AAA                                                96.1%
  AA                                                  3.9%

CHANGE IN VALUE For periods ended 9/30/01

                                    [GRAPH]

                                    PIMCO                Lehman Brothers
                              Total Return Mort.              Mortgage
          Month                    Fund D                      Index
          =====                    ======                      =====
        07/31/1997                 10,000                     10,000
        08/31/1997                 10,007                      9,976
        09/30/1997                 10,162                     10,103
        10/31/1997                 10,310                     10,215
        11/30/1997                 10,356                     10,248
        12/31/1997                 10,475                     10,342
        01/31/1998                 10,587                     10,445
        02/28/1998                 10,604                     10,467
        03/31/1998                 10,641                     10,511
        04/30/1998                 10,711                     10,570
        05/31/1998                 10,801                     10,641
        06/30/1998                 10,869                     10,691
        07/31/1998                 10,910                     10,746
        08/31/1998                 11,038                     10,843
        09/30/1998                 11,160                     10,974
        10/31/1998                 11,113                     10,960
        11/30/1998                 11,159                     11,015
        12/31/1998                 11,187                     11,061
        01/31/1999                 11,253                     11,140
        02/28/1999                 11,192                     11,096
        03/31/1999                 11,262                     11,170
        04/30/1999                 11,315                     11,222
        05/31/1999                 11,252                     11,159
        06/30/1999                 11,237                     11,120
        07/31/1999                 11,193                     11,045
        08/31/1999                 11,184                     11,044
        09/30/1999                 11,324                     11,223
        10/31/1999                 11,386                     11,288
        11/30/1999                 11,439                     11,294
        12/31/1999                 11,411                     11,267
        01/31/2000                 11,335                     11,169
        02/29/2000                 11,502                     11,298
        03/31/2000                 11,653                     11,422
        04/30/2000                 11,611                     11,430
        05/31/2000                 11,603                     11,435
        06/30/2000                 11,817                     11,680
        07/31/2000                 11,931                     11,755
        08/31/2000                 12,126                     11,933
        09/30/2000                 12,245                     12,056
        10/31/2000                 12,327                     12,143
        11/30/2000                 12,523                     12,326
        12/31/2000                 12,759                     12,524
        01/31/2001                 12,957                     12,719
        02/28/2001                 13,075                     12,792
        03/31/2001                 13,135                     12,866
        04/30/2001                 13,127                     12,884
        05/31/2001                 13,252                     12,970
        06/30/2001                 13,294                     12,997
        07/31/2001                 13,587                     13,228
        08/31/2001                 13,706                     13,345
        09/30/2001                 13,901                     13,545

--------------------------------------------------------------------------------

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3- to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then seeks to add value primarily through interest rate strategies and by exploiting many areas of the mortgage market. PIMCO's advanced proprietary analytics are critical to issue selection and risk management.

Past performance is no guarantee of future results. This Fund concentrates on investments in mortgage securities, which may entail greater risk than a fully diversified fund. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, securities less than AAA ratings but not lower than BBB ratings and may invest in derivative instruments. See page 38 for additional footnotes, which include additional information.

                                     9.30.01 | PIMCO Funds Semi-Annual Report 37

FOOTNOTES

A few footnotes and definitions are needed for a complete understanding of the performance figures.

Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Emerging Markets Bond, Global Bond II & Real Return Bond Fund Instl. shares and retail shares commenced operations on the same day but for the rest of the PIMS Funds the returns represent the blended performance of the Fund's retail shares (Class A, B or C) and the prior performance of the Fund's Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered in April 1998 for the PIMS Funds except CA Int. Muni Bond D on 1/00, CA Muni D on 7/00, Convertible D on 3/00, Emerging Markets D on 3/00, GNMA D on 5/01, NY Muni Bond D on 1/00 and Short Duration Municipal Income D on 1/00. Returns for Class A shares adjusted include the effect of the 4.5% maximum initial sales charge for the PIMS Funds except for CA Intermediate Municipal, CA Municipal, Low Duration, Municipal, NY Municipal, Real Return & StocksPLUS are all 3% and Short-Term Bond Fund is 2%, respectively. Returns for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. Returns are for Class C shares. Returns for Class C shares have a 1% CDSC, which may apply in the first year of ownership.

The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. Duration is a measure of the Fund's price sensitivity expressed in years. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with class A shares. Money market funds are neither insured nor guaranteed by FDIC or any other government agency and there can be no assurance that any money market fund will be able to maintain a net asset value of $1.00 per share. Savings accounts & CDs are guaranteed as to repayment of principal and interest by an agency of the U.S. government. However, the investment return and principal value of bonds and bond funds will fluctuate. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. The GNMA Lipper rankings are based on the oldest share class, Institutional shares. Class D shares were first offered 6/01 and have not yet been ranked by Lipper.

Lehman CA Intermediate Index is an unmanaged index comprised of California Municipal Bond issues with a maturity range of 5-10 Years. Lehman CA Insured Muni. is an unmanaged index comprised of insured California Municipal Bond Issues. First Boston Convertible Bond Index is an unmanaged market index comprised of convertible bonds. J.P. Morgan Emerging Markets Bond Index tracks total returns for Brady Bonds. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Nigeria, Panama, Peru, Poland and Venezuela. J.P. Morgan Non-U.S. (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. J.P. Morgan Global (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. Lehman Brothers Intermediate BB U.S. High Yield is an unmanaged market index comprised of various fixed income securities rated BB. Lehman Long-Term Treasury is an unmanaged index comprised of various fixed income maturities greater than 10 years. Merrill Lynch 1-3 Yr. Treasury is an unmanaged market index made up of U.S. Treasury issues with maturities from 1-3 years. Salomon 3-month T-Bill is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. Lehman General Municipal is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one-year. Lehman NY Insured Muni is an unmanaged index comprised of insured New York Municipal Bond issues. Lehman Inflation Linked Treasury is an unmanaged market index comprised of all U.S. Inflation Linked Treasuries. S&P 500 Index is an unmanaged market index generally considered to be representative of the stock market as a whole. 60% S&P/ 40% LBAG is an unmanaged index comprised of 60% of the return of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index. Lehman Aggregate Bond is an unmanaged market index representative of the U.S. Taxable fixed income universe. Lehman Mortgage is an unmanaged market index representing fixed rate mortgage issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in an unmanaged index.

The funds also offer other share classes, which are subject to different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information regarding such classes may be obtained by calling 1-888-87-PIMCO. For additional details on the funds, contact your financial advisor to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcofunds.com, 1-888-87-PIMCO.

An investment in a (the) Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a (the) Fund.

38 PIMCO Funds Annual Report | 9.30.01

PIMCO Schedule of Investments Class D
California Intermediate Municipal Bond Fund
September 30, 2001 (Unaudited)
                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 101.3%

California 66.7%
A B C California Unified School District General Obligation
Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030                                       $   1,850   $   397
0.000% due 08/01/2031                                           1,285       262
0.000% due 08/01/2032                                           1,965       378
0.000% due 08/01/2033                                           1,670       304
0.000% due 08/01/2034                                           1,755       302

Alameda, California Harbor Bay Business Park
Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012                                           3,500     3,572

Anaheim, California Public Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                                             150       160

Antioch, California Public Financing Authority
Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                                             490       506

Bay Area, California Toll Bridge Authority Revenue
Bonds, (AMBAC Insured), Series 2001
2.600% due 04/01/2036 (d)                                       1,300     1,300

California Educational Facilities Authority Revenue
Bonds, Series 1997-A
5.700% due 10/01/2015                                             135       149

California Health Facilities Financing Authority Revenue
Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010                                             350       376

California Health Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 1998
2.550% due 09/01/2028 (d)                                       1,700     1,700

California Housing Finance Agency Revenue Bonds,
(Gov of Agy Insured), Series 2000
2.400% due 02/01/2031 (d)                                         700       700

California Housing Financial Agency Revenue Bonds,
(AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011                                             100       108

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/2003                                             150       153

California State Department Veteran Affairs Home
Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                                             500       505

California State General Obligation Bonds,
(FGIC Insured), Series 1997
5.000% due 10/01/2004                                             325       347

California State General Obligation Bonds,
(MBIA Insured), Series 1991
6.600% due 02/01/2011                                           1,000     1,204

California State General Obligation Bonds,
(MBIA Insured), Series 1992
7.500% due 10/01/2007                                             400       486

California State General Obligation Bonds,
Series 1991
6.500% due 09/01/2010                                           1,730     2,054

California State General Obligation Bonds,
Series 1997-BL
5.300% due 12/01/2012                                             400       419

California State General Obligation Bonds,
Series 2000
5.250% due 03/01/2005                                             100       107
5.250% due 03/01/2013                                             300       323
5.000% due 03/01/2009                                             750       807

California State Public Works Board Lease Revenue
Bonds, Series 1994-A
6.375% due 11/01/2014                                             500       566

California Statewide Communities Development
Authority Apartment Development Revenue Bonds,
Series 1998-A-3
5.100% due 05/15/2025                                           2,000     2,048

California Statewide Communities Development Authority
Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015                                           1,000     1,124

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021                                           2,000     2,401

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                           1,500     1,500

Chico, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011                                             485       514

Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017                                             230       239
6.400% due 09/01/2018                                             120       124

Corona, California Community Facilities District Special
Tax Bonds, Series 1998
5.875% due 09/01/2023                                           1,000     1,010

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993
7.970% due 06/01/2020 (d)                                       6,000     6,570
7.870% due 06/01/2013 (d)                                       3,450     3,809

Evergreen, California School District General Obligation
Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005                                            465       582
10.000% due 09/01/2006                                            380       494

Foothill Eastern Transportation Corridor Agency
California Toll Road Revenue Bonds, (MBIA-IBC Insured),
Series 1999
5.875% due 01/15/2027                                           2,500     1,706

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                           1,000       284

Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005                                             935       940

Irvine, California Improvement Bond Act 1915 Special
Assessment Revenue Bonds, (Canadian Imperial Bank Insured),
Series 1994
2.500% due 09/02/2020 (d)                                       1,000     1,000

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995
6.500% due 05/15/2005                                             220       245

Long Beach, California Harbor Revenue Bonds, Series 1993
4.700% due 05/15/2004                                             150       157

Los Altos, California School District General Obligation
Bonds, Series 2001
5.000% due 08/01/2016                                             200       208

Los Angeles County, California Transportation Commission
Certificates of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                             500       525

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008                                             390       433

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 39

California Intermediate Municipal Bond Fund
September 30, 2001 (Unaudited)
                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
------------------------------------------------------------------------------
Los Angeles, California State Building Authority
Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007                                       $     150   $   159

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010                                              30        32

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                             150       178

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.050% due 10/30/2020 (d)                                         600       694

Murrieta Valley, California Unified School District Special
Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                             580       592
6.400% due 09/01/2031                                             700       708

Orange County, California Community Facilities District
Special Tax Bonds, Series 2000
5.600% due 08/15/2011                                             455       461
5.700% due 08/15/2012                                             485       490
5.800% due 08/15/2013                                             600       605
6.200% due 08/15/2018                                           1,025     1,039

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992
6.200% due 02/14/2011                                           3,250     3,835

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A
6.000% due 06/01/2010                                           1,000     1,159

Oxnard, California Improvement Bond Act 1915 Special
Assessment Bonds, Series 1997
5.500% due 09/02/2004                                           1,190     1,221

Pacific Housing & Finance Agency, California Revenue
Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                                             250       260

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                           1,000     1,015

Port of Oakland, California Revenue Bonds, (FGIC Insured),
Series 2000
5.500% due 11/01/2009                                             500       556

Rancho, California Water District Financing Authority
Revenue Bonds, (FGIC Insured), Series 1995
5.875% due 11/01/2010                                             900       985

Redding, California Electric System Revenue Certificates
of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019                                             500       518

Riverside County, California Asset Leasing Corp.
Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                             250       276

Sacramento County, California Sanitation District
Financing Authority Revenue Bonds, Series 2000-A
4.900% due 12/01/2007                                           1,000     1,087
5.100% due 12/01/2009                                           1,000     1,101
5.100% due 12/01/2010                                           1,000     1,099

Sacramento, California Municipal Utility District
Revenue Bonds, Series 1983-M
9.000% due 04/01/2013                                             960     1,282

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FGIC Insured),
Series 1996-12-A
5.625% due 05/01/2005                                             400       434

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(FSA Insured), Series 1998-16A
5.500% due 05/01/2015                                             300       316

San Francisco, California City & County Airport
Commission International Airport Revenue Bonds,
(MBIA Insured), Series 1996-14A
8.000% due 05/01/2005                                             500       581

San Jose, California Multifamily Housing Revenue Bonds,
(Bay View Bank & Federal Home Loan Bank Insured),
Series 1999
4.950% due 06/01/2039                                           1,000     1,051

San Jose, California Redevelopment Agency
Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                             600       697

San Pablo, California Redevelopment Agency
Revenue Bonds, Series 1979
8.000% due 10/01/2011                                             135       161

Santa Margarita/Dana Point Authority, California
Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                             150       177

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                             150       156

Stockton, California Certificates of Participation,
Series 1999
4.750% due 08/01/2006                                             120       128

Tustin, California Import Bridge Act 1915 Special Assessment
Bond, (LOC- KBC Bank Insured), Series 1996
2.500% due 09/02/2013                                             200       200

West Sacramento California Import Bridge Act 1915,
Series 1998
4.800% due 09/02/2002                                           1,160     1,177
                                                                        -------
                                                                         67,528
                                                                        =======
Illinois 1.6%
Illinois Educational Facilities Authority Revenue Bonds,
Series 1993
8.320% due 07/01/2012 (d)                                       1,400     1,569
                                                                        -------
New Hampshire 2.7%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014                                           2,690     2,784
                                                                        -------
Puerto Rico 25.5%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 5.750% due 07/01/2020                               4,715     5,034

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                           4,330     5,119

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995
5.200% due 07/01/2006                                             410       446

Puerto Rico Commonwealth Highway & Transportation
Authority Highway Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                             500       525
5.350% due 07/01/2005                                           5,000     5,254

Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010                                             150       164

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
9.178% due 07/01/2023 (d)                                       3,000     3,255


40 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Revenue Bonds,
Series 1995-X 6.125% due 07/01/2021                       $     500   $     570

Puerto Rico Industrial Tourist Educational, Medical
& Environmental Control Facilities Revenue Bonds,
Series 2000 5.300% due 11/15/2005                               250         267

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                                           150         159

Puerto Rico Municipal Finance Agency General
Obligation Bonds, (FSA Insured), Series 1999-A
5.000% due 08/01/2004                                         1,000       1,066

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A
5.000% due 06/01/2007                                           500         543

University of Puerto Rico Revenue Bonds, (MBIA
Insured), Series 1995 6.250% due 06/01/2006                   3,000       3,413
                                                                      ---------
                                                                         25,815
                                                                      =========
Virgin Islands 4.8%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C
5.500% due 10/01/2008                                         3,000       3,221
5.500% due 10/01/2007                                         1,500       1,614
                                                                      ---------
                                                                          4,835
                                                                      ---------
Total Municipal Bonds & Notes                                           102,531
                                                                      =========
(Cost $97,106)


  SHORT-TERM INSTRUMENTS 0.4%

Commercial Paper 0.3%
Reich & Tang California Money Market
    1.660% due 10/01/2001 (b)                                   348         348
                                                                      ---------
U.S. Treasury Bills 0.1%
    3.380% due 10/18/2001 (c)                                    95          95
                                                                      ---------

Total Short-Term Instruments                                                443
                                                                      =========
(Cost $443)

Total Investments (a) 101.7%                                          $ 102,974
(Cost $97,549)

Other Assets and Liabilities (Net) (1.7%)                                (1,735)
                                                                      ---------

Net Assets 100.0%                                                     $ 101,239
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost.                  $   5,425

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                           0
                                                                      ---------
Unrealized appreciation-net                                           $   5,425
                                                                      =========
(b) Securities with an aggregate market value of $347 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                           # of       Unrealized
Type                                                   Contract   (Depreciation)
--------------------------------------------------------------------------------
Municipal Bond (12/2001)                                     44       $     (22)
U.S. Treasury 30 Year Bond (12/2001)                         75            (143)
                                                                      ---------
                                                                      $    (165)
                                                                      =========

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of September 30, 2001.

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 41

PIMCO Schedule of Investments Class D
California Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount     Value
                                                                (000s)    (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 97.6%

California 78.6%

California Housing Finance Agency Revenue Bonds,
(Gov of Agy Insured), Series 2000
2.400% due 02/01/2031 (d)                                     $    800  $    800

California Housing Finance Agency Revenue Bonds,
(Landesbank Hessen-Thrgn Insured), Series 2001
2.400% due 02/01/2033 (d)                                          800       800

California Pollution Control Financing Authority
Revenue Bonds, Series 1991
2.450% due 10/01/2011 (d)                                          300       300

California State Department Water Center Revenue
Bonds, Series 1993 8.375% due 12/01/2003                           150       168

California State General Obligation Bonds, (FGIC Insured)
2.650% due 09/01/2030 (d)                                          200       200

California State General Obligation Bonds, Series 2001
5.125% due 03/01/2031                                              625       630

California Statewide Communities Development
Authority Certificates of Participation Bonds,
(AMBAC Insured), Series 1995
2.500% due 07/01/2015 (d)                                          300       300

California Statewide Communities Development Authority
Certificates of Participation, (Bank of Scotland Insured)
Series 1998 2.500% due 11/15/2028 (d)                              300       300

California Statewide Communities Development
Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030                                              400       396

Capistrano, California Unified School District Community
Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                              400       400

Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018                                              125       129

Corona, California Community Facilities District Special
Tax Bonds, Series 1998
5.875% due 09/01/2023                                              150       152

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 6.620% due 06/01/2013 (d)                              400       442

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, (MBIA-IBC Insured),
Series 1999 0.000% due 01/15/2027                                  500       341

Irvine Ranch California Water District General Obligation
Bonds, (Helaba Insured), Series 1985
2.400% due 10/01/2009 (d)                                          300       300

Irvine Ranch, California Water District Revenue Bonds,
(Landesbank Hessen-Thrgn Insured), Series 1985
2.500% due 10/01/2010 (d)                                          200       200

Irvine, California Improvement Bond Act of 1915 Special
Assessment Bonds, (Bank of America N.A. Insured),
Series 2000 2.450% due 09/02/2025 (d)                              200       200

Irvine, California Improvement Bond Act of 1915 Special
Assessment Bonds, (KBC Bank N.V. Insured), Series 1999
2.500% due 09/02/2024 (d)                                          91         91

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                                              200       200

Los Angeles County, California Metropolitan Transportation
Authority Sales Tax Revenue Bonds, Series 1999
4.750% due 07/01/2026                                              500       487

Los Angeles County, California Transportation Commission
Certificate of Participation Bonds, Series 1992-B
6.250% due 07/01/2004                                              500       525

Los Angeles, California Department of Water & Power
Waterworks Revenue Bonds, (MBIA Insured),
Series 1994 6.375% due 07/01/2034                                  350       389

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
7.267% due 10/30/2020 (d)                                          200       231

Murrieta Valley, California Unified School District
Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025                                               55        56

Orange County, California Local Transportation Authority
Sales Tax Revenue Bonds, (AMBAC-TCRS Insured),
Series 1992 6.200% due 02/14/2011                                  750       885

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                                400       464

Orange County, California Sanitation Districts Certificates
of Participation Bonds, (AMBAC Gov of Dist Insured),
Series 1993 2.500% due 08/01/2016 (d)                              200       200

Orange County, California Sanitation Districts Certificates
of Participation Bonds, (Dexia Public Finance Bank Insured),
Series 2000 2.500% due 08/01/2004 (d)                              300       300

Orange County, California Santa Ana District Certificate
Participation Bonds, (SPA-DEXIA Public Finance Insured),
Series 2000 2.500% due 08/01/2030 (d)                              300       300

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                              400       405

San Francisco, California City & County Airport Common
International Airport Revenue Bonds, Series 1998
4.500% due 05/01/2026                                              500       467

San Jose, California Redevelopment Agency Tax
Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                              300       349

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 1993
5.000% due 07/01/2015                                              110       113

Tustin, California Import Bridge Act 1915 Special Assessment
Bonds, (KBC Bank Insured), Series 1996
2.500% due 09/02/2013 (d)                                          300       300

Western Riverside County, California Regional Wastewater
Authority Revenue Bonds, (Dexia Credit Local France Insured),
Series 1996 2.500% due 04/01/2028 (d)                              100       100
                                                                        --------
                                                                          11,920
                                                                        ========
New Jersey 3.8%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031                           555       580

Puerto Rico 12.3%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000 5.750% due 07/01/2020                           470       502

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                              230       272


42 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
--------------------------------------------------------------------------------

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
9.178% due 07/01/2023 (d)                              $   1,000     $   1,085
                                                                     -----------
                                                                         1,859
                                                                     ===========
Virgin Islands 2.9%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                          405           435
                                                                     -----------

Total Municipal Bonds & Notes                                           14,794
(Cost $14,252)                                                       ===========

 U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (b)(c)                              111           113
                                                                     -----------
Total U.S. Treasury Obligations                                            113
(Cost $113)                                                          ===========

 SHORT-TERM INSTRUMENTS 0.8%

Money Market Fund 0.8%
Reich & Tang California Money Market
   1.660% due 10/01/2001                                     118           118
                                                                     -----------
Total Short-Term Instruments                                               118
(Cost $118)                                                          ===========

Total Investments (a) 99.1%                                          $  15,025
(Cost $14,483)

Other Assets and Liabilities (Net) 0.9%                                    146
                                                                     -----------

Net Assets 100.0%                                                    $  15,171
                                                                     ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $     542

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                             0
                                                                     -----------

Unrealized appreciation-net                                          $     542
                                                                     ===========

(b) Securities with an aggregate market value of $113 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                    Unrealized
                                                         # of    Appreciation/
Type                                                Contracts   (Depreciation)
--------------------------------------------------------------------------------
Municipal Bond CBT (12/2001)                                5        $      (3)
U.S Treasury 30 Year Bond (12/2001)                        20               23
                                                                     -----------
                                                                     $      20
                                                                     ===========

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2001.

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 43

Schedule of Investments
Class D Convertible Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (c) 67.9%
Banking & Finance 14.8%
CIBA Specialty Chemical Investments Ltd.
   1.250% due 07/24/2003                               $     500     $     474
Hellenic Finance
   2.000% due 07/15/2003                              EC     500           456
JMH Finance Ltd.
   4.750% due 09/06/2007                               $     800           767
Merrill Lynch & Co.
   0.000% due 05/23/2031                                   1,900           903
PMI Group, Inc.
   2.500% due 07/15/2021                                     150           151
Swiss Life Finance Ltd.
   2.000% due 05/20/2003                              EC   1,300         1,248
   2.000% due 05/20/2005                               $     800           824
Verizon Global Funding
   4.250% due 09/15/2005                                     900           908
   0.000% due 05/15/2021                                   1,200           672
                                                                     -----------
                                                                         6,403
                                                                     ===========
Energy 2.7%
Diamond Offshore Drilling, Inc.
   0.000% due 06/06/2020                                   1,000           488
   1.500% due 04/15/2031                                     800           679
                                                                     -----------
                                                                         1,167
                                                                     ===========
Health Care 9.0%
Allergan, Inc.
   0.000% due 11/01/2020                                     450           275
ALZA Corp.
   0.000% due 07/28/2020                                     900           709
Baxter International, Inc.
   1.250% due 06/01/2021                                     900           942
Roche Holdings, Inc.
   0.000% due 01/19/2015                                   1,150           812
Total Renal Care Holdings
   7.000% due 05/15/2009                                     500           475
Wellpoint Health Network, Inc.
   0.000% due 07/02/2019                                     800           662
                                                                     -----------
                                                                         3,875
                                                                     ===========
Industrial 21.5%
Burr-Brown Corp.
   4.250% due 02/15/2007                                     500           518
Cendant Corp.
   0.000% due 05/04/2021                                     800           772
Clear Channel Communications, Inc.
   2.625% due 04/01/2003                                   1,000         1,005
Comverse Technology, Inc.
   1.500% due 12/01/2005                                     500           363
Exchangeable Certificates Corp.
   1.500% due 04/11/2006                                     500           549
Lowe's Cos., Inc.
   0.000% due 02/16/2021                                   1,500         1,014
Omnicom Group
   2.250% due 01/06/2013                                     500           679
Sanmina Corp.
   4.250% due 05/01/2004                                     500           466
Siemens Nederland NV
   1.000% due 08/10/2005                              EC   1,100           903
Solectron Corp.
   0.000% due 05/08/2020                               $   1,500           761
Universal Health Services
   0.426% due 06/23/2020                                   2,000         1,260
Waste Management, Inc.
   4.000% due 02/01/2002                                   1,000         1,004
                                                                     -----------
                                                                         9,294
                                                                     ===========
Technology 8.6%
Affiliated Computer Services, Inc.
   3.500% due 02/15/2006                                     600           701
Analog Devices, Inc.
   4.750% due 10/01/2005                                     300           277
First Data Corp.
   2.000% due 03/01/2008                                     700           716
Lam Research Corp.
   4.000% due 06/01/2006                                     300           232
Lattice Semiconductor Co.
   4.750% due 11/01/2006                                     600           609
Nvidia Corp.
   4.750% due 10/15/2007                                     500           456
STMicroelectronics NV
   0.000% due 09/22/2009                                     400           335
Veritas Software Corp.
   1.856% due 08/13/2006                                     500           403
                                                                     -----------
                                                                         3,729
                                                                     ===========
Utilities 11.3%
AES Corp.
   4.500% due 08/15/2005                                     250           198
AT&T - Liberty Media Group
   4.000% due 11/15/2029                                   1,000           775
Charter Communications, Inc.
   4.750% due 06/01/2006                                     850           645
Cienna Corp.
   3.750% due 02/01/2008                                   1,000           603
Comcast Corp.
   0.000% due 12/19/2020                                   1,000           785
Fullerton Global Corp.
   0.000% due 04/02/2003                                   1,000         1,172
Nabors Industries, Inc.
   0.000% due 06/20/2020                                     400           249
NTL Communications Corp.
   6.750% due 05/15/2008                                   1,100           459
                                                                     -----------
                                                                         4,886
                                                                     -----------
Total Convertible Bonds & Notes                                         29,354
(Cost $32,658)                                                       ===========

CONVERTIBLE PREFERRED STOCK 22.4%

                                                          Shares
Banking & Finance 4.3%
Equity Residentials Properties Trust
   7.250% due 12/31/2049                                  15,200           387
Metlife Capital Trust I Cvt. Pfd.
   8.000% due 05/15/2003                                  13,200         1,230
Washington Mutual, Inc. Cvt. Pfd.
   5.375% due 05/01/2041                                   4,300           241
                                                                     -----------
                                                                         1,858
                                                                     ===========
Energy 9.7%
Apache Corp. Cvt. Pfd.
   6.500% due 05/15/2002                                  27,000           991
Calpine Capital Trust II Cvt. Pfd.
   5.500% due 02/01/2005                                  10,000           450
Kerr-McGee Corp. Cvt. Pfd.
   5.500% due 08/01/2004                                  28,900           979
PPL Capital Funding Trust Cvt. Pfd.
   7.750% due 05/18/2004                                  50,000           908
Valero Energy Cvt. Pfd.
   7.750% due 08/18/2003                                  28,500           845
                                                                     -----------
                                                                         4,173
                                                                     ===========
Industrial 7.3%
Cox Communications Inc. Cvt. Pfd.
   7.000% due 08/16/2002                                  11,000           600
Electronic Data Systems Corp. Cvt. Pfd
   7.625% due 08/17/2004                                   8,400           427
Express Scripts Exchange Trust Cvt. Pfd.
   7.000% due 11/15/2003                                   8,000           808
Kmart Financing Cvt. Pfd.
   7.750% due 06/15/2016                                  20,000           744
Tribune Co. Cvt. Pfd.
   2.000% due 05/15/2029                                   6,600           595
                                                                     -----------
                                                                         3,174
                                                                     ===========
Utilities 1.1%
Enron Corp. Cvt. Pfd.
   7.000% due 07/31/2002                                  18,000           478
                                                                     -----------

Total Convertible Preferred Stock                                        9,683
(Cost $11,085)                                                       -----------

COMMON STOCKS 1.1%

Health Care 1.1%
Elan Corp. PLC SP - ADR (b)                               10,114           490
                                                                     -----------
Total Common Stocks                                                        490
(Cost $374)                                                          ===========

44 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 6.7%
   Commercial Paper 6.3%
   Abbey National North America
       3.470% due 10/31/2001                           $   1,000      $    997
   Fannie Mae
       3.150% due 10/01/2001                               1,700         1,700
                                                                      --------
                                                                         2,697
                                                                      ========
   Repurchase Agreement 0.4%
   State Street Bank
       2.600% due 10/01/2001                                 183           183
       (Dated 09/28/2001. Collateralized by Federal Home
       Loan Bank 3.970% due 09/26/2003 valued at $191.
       Repurchase proceeds are $183.)
                                                                      --------
   Total Short-Term Instruments                                          2,880
   (Cost $2,880)                                                      ========

   Total Investments (a) 98.1%                                        $ 42,407
   (Cost $46,997)

   Other Assets and Liabilities (Net) 1.9%                                 818
                                                                      --------

   Net Assets 100.0%                                                  $ 43,225
                                                                      ========
   Notes to Schedule of Investments (amounts in thousands):

   (a) At September 30, 2001, the net unrealized appreciation
   (depreciation) of investments based on cost for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all
   investments in which there was and excess of value
   over tax cost.                                                     $  1,409

   Aggregate gross unrealized depreciation for all
   investments in which there was an excess of tax
   cost over value.                                                     (5,999)
                                                                      --------
   Unrealized depreciation-net                                        $ (4,590)
                                                                      ========
   (b) Non-income producing security.

   (c) Principal amount denoted in indicated currency:

        EC - Euro

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 45

PIMCO Schedule of Investments Class D
Emerging Markets Bond Fund
September 30, 2001 (Unaudited)

                                           Principal
                                              Amount           Value
                                              (000s)          (000s)
--------------------------------------------------------------------
 ARGENTINA 4.0%

Republic of Argentina
   5.562% due 03/31/2005 (d)               $   3,520        $  2,481
   7.000% due 12/19/2008 (d)                     250             150
                                                            --------
Total Argentina                                                2,631
(Cost $2,600)                                               ========

 BERMUDA 0.1%

IMEXA Export Trust
  10.125% due 05/31/2003                   $      63              62
                                                            --------
Total Bermuda                                                     62
(Cost $62)                                                  ========

 BRAZIL 26.2%

Republic of Brazil
   9.625% due 07/15/2005                   $   1,000             863
   5.437% due 04/15/2006 (d)                   3,472           2,890
   5.500% due 04/15/2009 (d)                   2,059           1,527
  14.500% due 10/15/2009                         500             472
   8.000% due 04/15/2014                       4,428           2,998
   6.000% due 04/15/2024                         750             474
   8.875% due 04/15/2024 (c)                   3,350           1,884
   7.625% due 04/15/2024 (d)                   1,100             709
   8.875% due 04/15/2025                         500             289
  12.250% due 03/06/2030 (c)                   5,100           3,710
  11.000% due 08/17/2040 (c)                   2,400           1,560
                                                            --------
Total Brazil                                                  17,376
(Cost $19,311)                                              ========

 BULGARIA 3.1%

Republic of Bulgaria
   6.312% due 07/28/2011 (d)               $     198             154
   3.000% due 07/28/2012                       1,250             984
   6.312% due 07/28/2024 (d)                   1,150             883
                                                            --------
Total Bulgaria                                                 2,021
(Cost $2,057)                                               ========

 CROATIA 0.6%

Republic of Croatia
   7.000% due 02/27/2002                   $     410             414
                                                            --------
Total Croatia                                                    414
(Cost $413)                                                 ========

 ECUADOR 3.3%

Republic of Ecuador
   12.000% due 11/15/2012                  $     500             325
    4.000% due 08/15/2030                      4,700           1,875
                                                            --------
Total Ecuador                                                  2,200
(Cost $2,266)                                               ========

 EGYPT 3.1%

Republic of Egypt
   8.750% due 07/11/2011                   $   2,250           2,030
                                                            --------
Total Egypt                                                    2,030
(Cost $2,006)                                               ========

 MEXICO 16.0%

Telefonos De Mexico, S.A.
   8.250% due 01/26/2006                   $   1,000           1,010
United Mexican States
  10.375% due 02/17/2009                         835             925
   9.875% due 02/01/2010                         100             107
   8.375% due 01/14/2011                       1,700           1,688
  11.375% due 09/15/2016                         450             520
   8.125% due 12/30/2019 (c)                   1,500           1,352
   6.250% due 12/31/2019 (c)                   1,110           1,023
   7.532% due 12/31/2019                       1,150           1,150
   6.250% due 12/31/2019                       2,475           2,252
  11.500% due 15/31/2026                         425             504
United Mexican States - Recovery Rights
   0.000% due 06/30/2003                       9,459              75
                                                            --------
Total Mexico                                                  10,609
(Cost $10,501)                                              ========

 MOROCCO 1.1%

Kingdom of Morocco
   5.093% due 01/05/2009 (d)               $     250             216
Morroco Restructured
   7.562% due 01/01/2009                         617             534
                                                            --------
Total Morocco                                                    750
(Cost $781)                                                 ========

 NIGERIA 2.2%

Central Bank of Nigeria
   6.250% due 11/15/2020                   $   2,250           1,438
Central Bank of Nigeria - Warrant
   0.000% due 11/15/2022                           1               0
                                                            --------
Total Nigeria                                                  1,438
(Cost $1,394)                                               ========

 PANAMA 4.9%

Republic of Panama
   7.733% due 05/10/2002 (d)               $     200             201
   9.625% due 02/08/2011                         250             250
   4.500% due 07/17/2014                       2,258           1,999
   6.015% due 09/30/2016 (d)                     181             139
   8.875% due 09/30/2027                         500             441
   9.375% due 04/01/2029                         175             179
                                                            --------
Total Panama                                                   3,209
(Cost $3,106)                                               ========

 PERU 2.3%

Republic of Peru
   4.500% due 03/07/2017 (b)               $     250             175
   4.000% due 03/07/2017                       2,100           1,347
                                                            --------
Total Peru                                                     1,522
(Cost $1,485)                                               ========

 PHILIPPINES 0.6%

Republic of Philippines
   6.500% due 12/01/2017                   $     500             425
                                                            --------
Total Philippines                                                425
(Cost $392)                                                 ========

 POLAND 2.4%

Republic of Poland
   6.000% due 10/27/2014 (b)               $   1,315           1,300
   3.750% due 10/27/2024 (b)                     400             288
                                                            --------
Total Poland                                                   1,588
(Cost $1,510)                                               ========

 QATAR 2.3%

State of Qatar
   9.750% due 06/15/2030                   $   1,425           1,539
                                                            --------
Total Qatar                                                    1,539
(Cost $1,524)                                               ========

46 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
-------------------------------------------------------------------------------
 RUSSIA 15.4%

Russian Federation
  11.750% due 06/10/2003 (c)                           $  1,380       $   1,440
   8.250% due 03/31/2010                                  1,053             799
  11.000% due 07/24/2018                                  1,450           1,288
  12.750% due 06/24/2028 (c)                              1,600           1,571
   2.250% due 03/31/2030 (b)                              1,397             639
   5.000% due 03/31/2030 (c)(d)                           9,704           4,428
                                                                      ----------
Total Russia                                                             10,165
                                                                      ==========
(Cost $9,391)

 SOUTH AFRICA 0.8%

Republic of South Africa
   9.125% due 05/19/2009                               $    500             546
                                                                      ----------
Total South Africa                                                          546
                                                                      ==========
(Cost $546)

 SOUTH KOREA 3.1%

Korea Development Bank
   7.625% due 10/01/2002                               $    750             779
Republic of Korea
   8.875% due 04/15/2008                                  1,100           1,273
                                                                      ----------
Total South Korea                                                         2,052
                                                                      ==========
(Cost $1,921)

 UKRAINE 0.6%

Republic of Ukraine
   11.000% due 03/15/2007                              $    485             404
                                                                      ----------
Total Ukraine                                                               404
                                                                      ==========
(Cost $393)

VENEZUELA 4.3%

Republic of Venezuela
   7.375% due 12/18/2007 (d)                           $  2,167           1,717
   6.750% due 03/31/2020                                    700             532
   9.250% due 09/15/2027                                  1,360             624
Republic of Venezuela - Warrant
   0.000% due 04/15/2020                                      6               0
                                                                      ----------
Total Venezuela                                                           2,873
                                                                      ==========
(Cost $2,975)

 SHORT-TERM INSTRUMENTS 17.3%

Commercial Paper 17.3%
Abbey National North America
   3.470% due 10/26/2001                               $  4,000           3,990
Anz, Inc.
   3.240% due 11/21/2001                                  4,000           3,982
Fannie Mae
   3.150% due 10/01/2001                                  2,000           2,000
   4.060% due 10/25/2001                                    100             100
General Electric Capital Corp.
   3.700% due 10/31/2001                                    400             399
Swedbank, Inc.
   3.570% due 11/20/2001                                  1,000             995
                                                                      ----------
Total Short-Term Instruments                                             11,466
                                                                      ==========
(Cost $11,466)

Total Investments (a) 113.7%                                          $  75,320
(Cost $76,100)

Other Assets and Liabilities (Net) (13.7%)                               (9,080)
                                                                      ----------


Net Assets 100.0%                                                     $  66,240
                                                                      ==========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in
which there was an excess of value over tax                            $  1,553
cost.

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (2,333)
                                                                       ---------
Unrealized depreciation-net                                            $   (780)
                                                                       =========

(b) Step-up bond.

(c) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Swap agreements outstanding at September 30, 2001:

                                                       Notional      Unrealized
Type                                                     Amount    Appreciation
--------------------------------------------------------------------------------
Pay a fixed rate equal to 5.000% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2002                                        $   2,000       $      0

Recevice a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the vent of default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2003                                            2,000              0
                                                                       ---------
                                                                       $      0
                                                                       =========

(f) Foreign forward currency contracts outstanding at September 30,2001:


                          Principal
                             Amount
                         Covered by    Settlement      Unrealized
Type       Currency        Contract         Month    Appreciation
------------------------------------------------------------------
Buy              EC           1,900       10/2001    $        39
Buy              HF         359,150       11/2001             92
                                                     -------------
                                                     $       131
                                                     =============


(g) Principal amount denoted in indicated currency:

           EC - Euro
           HF - Hungarian, Forint


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 47

PIMCO Schedule of Investments Class D
Foreign Bond Fund
September 30, 2001 (Unaudited)

                                               Principal
                                                  Amount        Value
                                                  (000s)       (000s)
---------------------------------------------------------------------
 Australia (e)(f) 2.7%

General Electric Capital Australia Funding
   6.750% due 09/15/2007                     A$      750     $    392
General Motors Acceptance Corp.
   4.633% due 03/25/2002(d)                  EC   10,300        9,368
Homeside Mortgage Securities Trust
   3.950% due 01/20/2027(d)                   $    2,420        2,417
Medallion Trust
   4.020% due 07/12/2031(d)                        4,232        4,238
Rams Mortgage Corporation Ltd.
   4.680% due 09/26/2032(d)                  EC    1,518        1,381
Torrens Trust
   3.750% due 07/15/2031(d)                   $    2,292        2,292
                                                             --------
Total Australia                                                20,088
                                                             ========
(Cost $20,809)

 AUSTRIA (e)(f) 0.1%

Republic of Austria
   5.500% due 01/15/2010(i)                  EC    1,200        1,132
                                                             --------
                                                                1,132
                                                             ========
Total Austria
(Cost $1,041)

 BELGIUM (e)(f) 2.1%

Kingdom of Belgium
   9.000% due 03/28/2003                     EC        5            5
   6.750% due 11/21/2004(d)                  BF  183,200        4,478
   7.500% due 07/29/2008(i)                  EC   10,500       11,082
                                                             --------
Total Belgium                                                  15,565
                                                             ========
(Cost $17,257)

 BRAZIL 0.7%

Republic of Brazil
   5.437% due 04/15/2006(d)                   $    6,400        5,328
                                                             --------
Total Brazil                                                    5,328
                                                             ========
(Cost $5,588)

 CANADA (e)(f) 8.4%

Beneficial Canada, Inc.
   6.350% due 04/01/2002                     C$    3,440        2,211
Commonwealth of Canada
   5.250% due 09/01/2003                             640          418
   6.000% due 09/01/2005(i)                       52,500       35,114
   7.250% due 06/01/2007(i)                       34,500       24,490
   5.500% due 06/01/2010                           1,800        1,158
                                                             --------
Total Canada                                                   63,391
                                                             ========
(Cost $63,533)

 CAYMAN ISLANDS(e)(f) 1.7%

International Credit Recovery-Japan
   0.370% due 08/25/2005(d)                  JY   71,996          604
   0.475% due 08/25/2005(d)                       50,000          418
   0.351% due 05/22/2006(d)                      378,827        3,178
MBNA Master Credit Card Trust
   4.486% due 05/19/2004(d)                  EC    8,100        7,372
SHL Corp. Ltd.
   0.470% due 12/25/2024(d)                  JY   47,201          396
   0.770% due 12/25/2024(d)                       76,000          638
                                                             --------
 Total Cayman Islands                                          12,606
                                                             ========
(Cost $13,850)

 DENMARK (e)(f) 0.9%

Nykredit
   6.000% due 10/01/2029                     DK   29,562        3,551
Unikredit Realkredit
   6.000% due 07/01/2029                          26,729        3,210
                                                             --------
Total Denmark                                                   6,761
                                                             ========
(Cost $6,223)

 EGYPT 0.3%

Republic of Egypt
   8.750% due 07/11/2011                      $    2,300     $  2,053
                                                             --------
  Total Egypt                                                   2,053
                                                             ========
(Cost $2,300)

 FRANCE (e)(f) 9.3%

Republic of France
   5.500% due 04/25/2007(i)                  EC    7,890        7,590
   4.000% due 04/25/2009(i)                        8,250        7,170
   3.000% due 07/25/2009                           3,166        2,803
   4.000% due 10/25/2009(i)                       46,070       39,788
   5.500% due 04/25/2010                          13,960       13,295
                                                             --------
Total France                                                   70,646
                                                             ========
(Cost $70,330)

 GERMANY (e)(f) 15.3%

Commerzbank AG
   5.204% due 10/25/2032(d)                  EC    6,200        5,648
Depfa Pfandbriefbank
   4.750% due 07/15/2008                           3,590        3,257
   5.750% due 03/04/2009                           3,560        3,408
DT Hypothekenbank
   3.500% due 07/03/2006                           7,000        6,131
Hypothekenbank in Essen AG
   5.500% due 02/20/2007                           1,690        1,605
Landesbank Baden-Wuerttemberg AG
   5.500% due 04/02/2007                           3,240        3,085
Landesbank Rheinland-Pfalz
   4.750% due 04/04/2008                           5,330        4,851
Republic of Germany
   5.250% due 01/04/2008                           4,830        4,600
   4.125% due 07/04/2008(i)                       21,500       19,185
   4.500% due 07/04/2009(i)                       17,500       15,759
   4.000% due 07/04/2009                           1,600        1,395
   5.375% due 01/04/2010                           2,790        2,652
   6.250% due 01/04/2024(i)                        1,880        1,858
   6.500% due 07/04/2027(i)                       20,800       21,234
   6.250% due 01/04/2030                           1,700        1,695
   5.500% due 01/04/2031(i)                       14,100       12,742
Rheinische Hypothekenbank AG
   4.250% due 09/24/2008                           5,280        4,637
WestDeutsche Landersbank
      4.750% due 09/28/2007                        1,630        1,494
                                                             --------
Total Germany                                                 115,236
                                                             ========
Cost $112,522)

 GREECE (e)(f) 0.2%

Hellenic Republic
  7.850% due 05/19/2003(d)                   EC      293          270
  5.580% due 06/17/2003(d)                           315          293
  7.080% due 10/23/2003(d)                         1,103        1,038
                                                             --------
Total Greece                                                    1,601
                                                             ========
(Cost $2,233)

 IRELAND (e)(f) 0.5%

Emerald Mortgages PLC
   4.557% due 04/30/2028(d)                  EC    4,314        3,927
                                                             --------
Total Ireland                                                   3,927
                                                             ========
(Cost $3,793)

 ITALY (e)(f) 14.0%

First Italian Auto Transaction
   4.690% due 07/01/2008(d)                  EC   10,030        9,087
International Credit Recovery
   4.514% due 03/30/2010(d)                        1,800        1,639
Island Finance
   5.109% due 01/15/2015(d)                        2,532        2,311


48  PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                         Principal
                                                            Amount      Value
                                                            (000s)      (000s)
--------------------------------------------------------------------------------
Republic of Italy
    5.750% due 09/15/2002 (i)                          EC   26,400  $   24,536
    7.750% due 11/01/2006 (i)                                5,700       5,954
    4.500% due 05/01/2009 (i)                               64,110      57,217
    4.250% due 11/01/2009 (i)                                5,560       4,837
                                                                    ----------
Total Italy                                                            105,581
(Cost $104,353)                                                     ==========

   MEXICO (e)(f) 0.9%

Bancomext Trust
    8.000% due 08/05/2003                               $      390         400
Petroleos Mexicanos
    8.850% due 09/15/2007                                    1,040       1,069
    9.375% due 12/02/2008                                    1,290       1,348
United Mexican States
    8.750% due 05/30/2002                              BP      960       1,420
   10.375% due 01/29/2003                              DM    2,575       1,253
    4.000% due 03/11/2004                              JY  130,000       1,128
                                                                    ----------
Total Mexico                                                             6,618
(Cost $6,816)                                                       ==========

   NEW ZEALAND (e)(f) 0.8%

Commonwealth of New Zealand
    4.500% due 02/15/2016                              N$   13,430       5,892
                                                                    ----------
Total New Zealand                                                        5,892
(Cost $7,507)                                                       ==========

   PANAMA 0.2%

Republic of Panama
    9.625% due 02/08/2011                               $    1,600       1,598
                                                                    ----------
Total Panama                                                             1,598
(Cost $1,630)                                                       ==========


   PERU 0.2%

Republic of Peru
    4.500% due 03/07/2017 (d)                                2,100       1,478
                                                                    ----------
Total Peru                                                               1,478
(Cost $1,472)                                                       ==========

   SOUTH KOREA (e)(f) 1.0%

Export-Import Bank Korea
    6.500% due 02/10/2002                               $      800         807
KBC Bank Fund Trust IV
    8.220% due 11/29/2049                              EC    2,800       2,784
Korea Development Bank
    1.875% due 02/13/2002                              JY  466,000       3,917
                                                                    ----------
Total South Korea                                                        7,508
(Cost $7,391)                                                       ==========

   SPAIN (e)(f) 4.4%

Hipotebansa V. Hipotecaria
    4.755% due 01/18/2018 (d)                          SP  587,964       3,222
    4.670% due 07/18/2022 (d)                              723,126       3,942
Kingdom of Spain
    5.150% due 07/30/2009 (i)                          EC   28,430      26,385
                                                                    ----------
Total Spain                                                             33,549
(Cost $35,191)                                                      ==========

   SUPRANATIONAL (e)(f) 2.1%

Eurofima
    4.750% due 07/07/2004 (i)                          SK   60,900       5,680
European Investment Bank
    6.000% due 05/07/2003                              BP    3,250       4,863
    8.000% due 06/10/2003                                    3,250       5,026
                                                                    ----------
Total Supranational                                                     15,569
(Cost $16,433)                                                      ==========

  SWEDEN (e)(f) 0.3%

Kingdom of Sweden
    5.000% due 01/28/2009                              SK   27,000  $    2,502
                                                                    ----------
Total Sweden                                                             2,502
(Cost $2,673)                                                       ==========

   UNITED KINGDOM (e)(f) 10.1%

Abbey National Treasury Service PLC
    5.250% due 01/21/2004                              BP     2,670      3,936
Bauhaus Securities Ltd.
    5.099% due 10/30/2052 (d)                          EC     6,000      5,455
British Telecom PLC
     4.445% due 12/15/2003 (d)                          $    20,380     20,788
Core
     3.345% due 03/17/2009 (d)                                2,679      2,668
Haus Ltd.
     4.836% due 12/14/2037 (d)                         EC     8,500      7,749
Holmes Financing PLC
     3.950% due 07/15/2017 (d)                          $     5,540      5,541
     4.727% due 07/15/2040 (d)                         EC     1,100      1,002
Lloyds TSB Capital
     7.375% due 02/07/2049                                      500        485
Ocwen Mortgage Loans
     4.847% due 12/15/2031 (d)                                1,021        932
Royal Bank of Scotland Group PLC
     6.070% due 09/30/2031                              $     4,500      4,549
United Kingdom Gilt
     7.500% due 12/07/2006                             BP     4,800      7,889
     7.250% due 12/07/2007                                    4,800      7,925
     5.750% due 12/07/2009 (i)                                4,690      7,264
                                                                    ----------
Total United Kingdom                                                    76,183
(Cost $75,821)                                                      ==========

   UNITED STATES (e)(f) 77.0%

Asset-Backed Securities 18.6%
Advanta Mortgage Loan Trust
     3.945% due 07/25/2026 (d)                          $      176         176
AFC Home Equity Loan Trust
     2.881% due 03/25/2027 (d)                                 561         561
     2.961% due 07/25/2030 (d)                               5,919       5,930
     2.941% due 01/25/2031 (d)                              11,247      11,225
Americredit Automobile Receivable Trust
     5.880% due 12/05/2003                                     100         101
Amresco Residential Securities Mortgage Loan Trust
     4.050% due 06/25/2029 (d)                               7,988       8,010
Bank One Auto Grantor Trust
     6.290% due 07/20/2004                                     192         194
Bayview Financial Acquisition Trust
     3.211% due 02/25/2029 (d)                                 252         253
     4.182% due 11/25/2030 (d)                               9,400       9,435
Chase Funding Loan Acquisition Trust
     3.970% due 04/25/2031 (d)                              14,238      14,151
Conseco Finance
     3.857% due 10/15/2031 (d)                                 831         835
CS First Boston Mortgage Securities Corp.
     3.747% due 12/15/2030 (d)                              12,279       7,666
     3.930% due 08/25/2031 (d)                                 491         491
Delta Funding Home Equity Loan Trust
     7.380% due 12/15/2017                                      71          72
EQCC Home Equity Loan Trust
     3.307% due 03/20/2030                                     277         277
First Alliance Mortgage Loan Trust
     3.287% due 12/20/2027 (d)                                 167         167
GMAC Mortgage Corp. Loan Trust
     3.696% due 11/18/2015 (d)                               3,320       3,325
Green Tree Floorplan Receivables Master Trust
     3.840% due 11/15/2004 (d)                               2,500       2,503

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 49

Foreign Bond Fund
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount      Value
                                                            (000s)      (000s)
--------------------------------------------------------------------------------
Home Loan Trust
   5.074% due 01/25/2014                                     4,743  $    4,791
Indymac Home Equity Loan
Asset-Backed Trust
   6.200% due 06/25/2025                                     4,068       4,118
Irwin Home Equity Loan Trust
   2.820% due 11/25/2011 (d)                                 7,730       7,730
Long Beach Mortgage Loan Trust
   3.860% due 01/21/2031 (d)                                 6,680       6,689
   2.863% due 09/25/2031 (d)                                   800         800
MLCC Mortgage
Investors, Inc.
   3.867% due 03/15/2025 (d)                                 2,979       2,990
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                       639         642
Provident Bank Equipment Lease
Trust
   3.880% due 11/25/2011 (d)                                 1,326       1,320
Providian Gateway Master Trust
   3.707% due 03/15/2007 (d)                                13,300      13,347
Providian Home Equity Loan Trust
   3.870% due 06/25/2025 (d)                                 2,513       2,517
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                        33          33
Residential Asset Securities Corp.
   3.806% due 09/25/2031 (d)                                 5,500       5,500
   2.901% due 01/25/2032 (d)                                 9,116       9,128
Salomon Brothers Mortgage Securities VII
   3.907% due 11/15/2029 (d)                                 1,712           0
   3.001% due 02/25/2030 (d)                                13,277       5,921
   2.921% due 02/25/2031 (d)                                 3,853       3,851
United Panama Mortgage Loan
   3.111% due 10/25/2029 (d)                                 5,601       5,606
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                       283         285
                                                                    ----------
                                                                       140,640
                                                                    ==========
Convertible Bonds & Notes 0.3%
Axa
   2.500% due 01/01/2014                                       835         684
Finmeccanica SpA
   2.000% due 06/08/2005                                       544         489
Hellenic Finance
   2.000% due 07/15/2003                                     1,600       1,459
                                                                    ----------
                                                                         2,632
                                                                    ==========
Corporate Bonds & Notes 14.3%
Abbey National Capital Trust I
   8.963% due 12/29/2049                                     2,000       2,261
Allegheny Energy Supply
   5.113% due 05/01/2002 (d)                                 2,900       2,904
Bear Stearns Co., Inc.
   4.060% due 03/28/2003 (d)                                 2,670       2,669
Beckman Coulter, Inc.
   7.100% due 03/04/2003                                       344         352
Capital One Bank
   4.415% due 07/28/2003 (d)                                12,000      11,867
CIT Group, Inc.
   4.270% due 04/07/2003 (d)                                   138         138
DaimlerChrysler North America Holding Corp.
   3.797% due 08/23/2002 (d)                                 3,900       3,902
DQE Capital Corp.
   4.270% due 01/15/2002 (d)                                   800         801
Finova Group, Inc.
   7.500% due 11/15/2009                                     1,710         671
Ford Motor Credit Co.
   3.255% due 06/20/2003 (d)                                 5,200       5,138
   1.000% due 12/22/2003                               JY  107,000         904
   4.110% due 07/19/2004 (d)                            $    2,800       2,751
   1.200% due 02/07/2005                               JY  619,000       5,238
General Electric Finance Assurance
   1.600% due 06/20/2011                                   520,000       4,285
General Motors Acceptance Corp.
   3.661% due 08/18/2003 (d)                            $    4,790       4,719
General Motors Corp.
   1.250% due 12/20/2004                               JY  208,000       1,770
Goldman Sachs Group, Inc.
   3.790% due 12/07/2001 (d)                            $    8,000       8,016
International Game Technology
   7.875% due 05/15/2004                                     1,600       1,608
J.P. Morgan & Co., Inc.
   8.381% due 02/15/2012 (d)                            $    4,670 $     4,555
Jones Intercable, Inc.
   8.875% due 04/01/2007                                       427         466
MGM Mirage, Inc.
   6.950% due 02/01/2005                                       180         182
Morgan Stanley, Dean Witter & Co.
   3.830% due 01/28/2002 (d)                                 7,300       7,309
NeHi, Inc.
   7.600% due 06/09/2003 (d)                                 2,000       2,010
Pfizer, Inc.
   0.800% due 03/18/2008                               JY  637,000       5,344
Protective Life Funding Trust
   4.110% due 01/17/2003 (d)                            $    1,200       1,204
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                                    13,564      13,634
   3.815% due 02/11/2003 (d)                                   400         401
Sprint Capital Corp.
   5.875% due 05/01/2004                                       690         706
Texas Utilities Corp.
   3.715% due 12/20/2002 (d)                                 1,500       1,502
Williams Cos., Inc.
   4.070% due 11/15/2001 (d)                                 7,600       7,610
WorldCom, Inc.
   7.375% due 01/15/2003                                     3,100       3,208
                                                                    ----------
                                                                       108,125
                                                                    ==========
Mortgage-Backed Securities 19.3%
Bank of America Mortgage
Securities, Inc.
   6.500% due 05/25/2029                                       283         281
Bear Stearns Adjustable Rate
Mortgage Trust
   5.920% due 02/25/2031 (d)                                 6,800       6,883
   7.007% due 02/25/2031 (d)                                 3,757       3,776
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                     1,406       1,429
Citicorp Mortgage Securities,
Inc.
   6.500% due 07/25/2028                                     1,227       1,235
   6.500% due 03/25/2029                                       140         142
Crusade Global Trust
   3.900% due 05/15/2021 (d)                                10,680      10,712
Fannie Mae
   6.527% due 07/01/2021 (d)                                   457         471
   8.374% due 11/01/2022 (d)                                   411         423
   8.209% due 01/01/2023 (d)                                   839         865
   7.040% due 08/01/2023 (d)                                   816         840
   6.768% due 12/01/2030 (d)                                 3,487       3,632
Freddie Mac
   6.000% due 03/15/2008                                       244         244
   5.750% due 09/15/2010                               EC    1,600       1,521
   5.000% due 01/15/2012                                     1,700       1,538
   9.050% due 06/15/2019                                $       44          47
   6.595% due 06/01/2022 (d)                                   964         968
   8.146% due 08/01/2022 (d)                                   336         347
General Electric Capital Mortgage Services, Inc.
   6.250% due 07/25/2029                                       500         514
Government National Mortgage
Association
   7.625% due 11/20/2021 (d)                                   379         392
   7.375% due 05/20/2022 (d)                                    38          38
   7.750% due 07/20/2022 (d)                                   387         399
   7.750% due 09/20/2022 (d)                                   243         251
   6.375% due 05/20/2023 (d)                                   416         427
   7.750% due 07/20/2023 (d)                                   396         408
   7.750% due 07/20/2023 (d)                                   197         203
   7.750% due 08/20/2023 (d)                                   178         184
   7.750% due 09/20/2023 (d)                                 1,060       1,093
   7.750% due 09/20/2023 (d)                                   469         484
   7.625% due 10/20/2023 (d)                                 1,938       2,004
   7.625% due 10/20/2024 (d)                                   162         167
   6.375% due 04/20/2025 (d)                                   126         129
   7.750% due 07/20/2025 (d)                                 2,360       2,433
   7.750% due 09/20/2025 (d)                                   488         503
   7.625% due 12/20/2025 (d)                                   199         206
   6.375% due 05/20/2026 (d)                                 1,148       1,174

50 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------

   7.750% due 09/20/2026 (d)                              $     382   $     394
   6.375% due 04/20/2027 (d)                                    981       1,003
   7.750% due 08/20/2027 (d)                                  1,270       1,309
   6.375% due 04/20/2028 (d)                                    801         817
   6.000% due 10/15/2028-05/20/2030 (d)(g)                   19,920      11,335
   5.250% due 04/20/2030-05/20/2030 (d)(g)                   14,207      10,701
   6.500% due 10/22/2031 (d)                                 43,060      44,055
   8.500% due 10/22/2031 (d)                                  2,000       2,123
Prudential Home Mortgage Securities
   6.800% due 05/25/2024                                        493         517
Residential Funding Mortgage Securities, Inc.
   6.500% due 05/25/2029                                      1,361       1,308
   4.430% due 05/12/2032 (d)                                  9,450       9,465
Small Business Investment Cos.
   6.640% due 02/10/2011                                      4,400       4,590
   6.334% due 08/10/2011                                      6,000       6,150
Structured Asset Mortgage Investments, Inc.
   6.576% due 06/25/2029 (d)                                  2,738       2,814
Washington Mutual, Inc.
   6.818% due 12/25/2040 (d)                                  2,966       2,976
                                                                      ---------
                                                                        145,920
                                                                      =========
Municipal Bonds & Notes 0.1%
Massachusetts State Turnpike Authority
Metro Highway System Revenue Bonds, (MBIA
Insured), Series 20
   7.180% due 01/01/2037 (d)                                    500         463
                                                                      ---------
U.S. Government Agencies 4.7%
Fannie Mae
   5.375% due 03/08/2004                                     10,100      10,228
Federal Home Loan Bank
   7.535% due 02/15/2002 (d)                                 14,000      14,067
   5.665% due 03/22/2006                                      3,200       3,383
   5.660% due 04/26/2006                                      1,200       1,269
   5.375% due 05/15/2006                                      6,200       6,481
                                                                      ---------
                                                                         35,428
                                                                      =========
U.S. Treasury Obligations 18.8%
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (b)                                  5,209       5,300
   3.875% due 01/15/2009                                      2,381       2,505
   3.625% due 04/15/2028                                      4,829       4,960
   3.875% due 04/15/2029                                        216         233
U.S. Treasury Bonds
   6.250% due 08/15/2023                                      8,700       9,547
   6.250% due 05/15/2030                                      4,500       4,992
U.S. Treasury Notes
   5.625% due 05/15/2008                                     50,700      54,688
   6.000% due 08/15/2009                                     54,300      59,817
                                                                      ---------
                                                                        142,042
                                                                      =========
                                                             Shares
Preferred Security 0.9%
DG Funding Trust
   5.960% due 12/29/2049 (d)                                    640       6,592
Total United States                                                   ---------
(Cost $578,482)                                                         581,842
                                                                      =========

 PURCHASED CALL OPTIONS 0.4%


Eurodollar December Futures (CME)
   Strike @ 96.250 Exp. 12/16/2002                        $ 595,000         662
Interest Rate Swap (OTC)
   4.750% due 05/01/2004
   Strike @ 4.750 Exp. 04/29/2002                           127,900       2,128
U.S. Treasury Note (OTC)
   5.625% due 05/15/2008
   Strike @ 113.750 Exp. 11/01/2001                          51,000           0
                                                                      ---------
Total Purchased Call Options                                              2,790
                                                                      =========
(Cost $1,357)

 PURCHASED PUT OPTIONS 0.8%

Eurodollar December Futures (CME)
    Strike @ 92.500 Exp. 12/17/2001                       $  80,000   $      10
Eurodollar December Futures (CME)
    Strike @ 93.500 Exp. 12/17/2001                         173,000           4
Interest Rate Swap (OTC)
    7.500% due 05/01/2031
    Strike @ 7.500 Exp. 04/29/2002                           11,200          32
Japanese Government Bond (OTC)
    6.000% due 12/31/2001
    Strike @ 129.000 Exp. 12/03/2001                      2,000,000           2
U.S. Treasury Note (OTC)
    6.000% due 08/15/2009
    Strike @ 116.470 Exp. 10/01/2001                         88,300       5,800
                                                                    -----------
Total Purchased Put Options                                               5,848
                                                                    ===========
(Cost $11,548)

 SHORT-TERM INSTRUMENTS 11.9%

Commercial Paper 11.4%
Abbey National North America
     2.550% due 10/24/2001-10/29/2001 (g)                    19,000       9,774
 American Electric Power, Inc.
     4.260% due 02/13/2002                                    5,310       5,260
 CBA (de) Finance
     3.560% due 10/26/2001                                   34,000      33,915
    3.530% due 10/29/2001                                     5,000       4,986
Fannie Mae
    2.450% due 11/01/2001                                       700         698
General Electric Capital Corp.
    3.550% due 10/02/2001                                     5,500       5,498
    3.670% due 12/26/2001                                     1,600       1,590
    3.650% due 12/27/2001                                    15,000      14,906
General Motors Acceptance Corp.
    3.550% due 11/21/2001                                     2,200       2,189
Swedbank, Inc.
    3.570% due 11/20/2001                                     1,700       1,692
UBS Finance, Inc.
    3.240% due 11/19/2001                                     2,000       1,991
    3.550% due 12/19/2001                                     3,300       3,281
                                                                    -----------
                                                                         85,780
                                                                    ===========
Repurchase Agreement 0.0%
State Street Bank
    2.600% due 10/01/2001                                       137         137
                                                                    -----------
    (Dated 09/28/2001. Collateralized by Federal Home
    Loan Bank 3.970% due 09/26/2003 valued at $141.
    Repurchase proceeds are  $137.)

U.S. Treasury Bills 0.5%
    2.600% due 10/18/2001 (b)(g)                              4,150       4,145
                                                                    -----------

Total Short-Term Instruments                                             90,062
                                                                    ===========
(Cost $89,978)

Total Investments (a) 166.3%                                        $ 1,255,354
(Cost $1,260,131)

Written Options (c) (0.4%)                                               (2,854)
(Premiums $2,279)

Other Assets and Liabilities (Net) (65.9%)                             (497,491)
                                                                    ------------

Net Assets 100.0%                                                   $   755,009
                                                                    ============

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 51

Foreign Bond Fund
September 30, 2001 (Unaudited)


--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    15,185

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (19,962)
                                                                    -----------

Unrealized depreciation-net                                         $    (4,777)
                                                                    ===========

(b) Securities with an aggregate market value of $9,145 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                   Unrealized
                                                        # of       Appreciation/
Type                                                Contract      (Depreciation)
--------------------------------------------------------------------------------
EuroBond 10 Year Note (12/2001)                          119        $        28
Government of Japan 10 Year Note (12/2001)               174               (980)
                                                                    -----------
                                                                    $      (952)
                                                                    ===========

(c) Premiums received on written options:

                                                        # of
Type                                               Contracts   Premium     Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
     Strike @ 95.000 Exp. 12/17/2001                      88  $     31   $     1

Call - CBOT U.S. Treasury Note December Futures
     Strike @ 108.000 Exp. 11/24/2001                    555       353       954

Put - CME Eurodollar December Futures
     Strike @ 95.500 12/17/2001                          266        98         2

Put - CME Eurodollar December Futures
     Strike @ 95.250 12/17/2001                          619       250         4

Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 5.900 Exp. 04/29/2002                5,700,000       129       263

Call - CME Eurodollar June Futures
     Strike @ 97.250 Exp. 06/17/2002                     595       447       394

Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 5.900 Exp. 04/29/2002               26,500,000       609     1,222

Put - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 7.500 Exp. 04/29/2002               16,000,000       362        14
                                                              ------------------
                                                              $  2,279   $ 2,854
                                                              ==================

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:

                                  Principal
                                     Amount                          Unrealized
                                 Covered by      Settlement        Appreciation/
Type             Currency          Contract           Month       (Depreciation)
--------------------------------------------------------------------------------
Sell                   A$               984         10/2001            $     34
Sell                   BP            24,219         10/2001                   7
Sell                   C$             7,582         10/2001                  46
Sell                   DK            57,839         12/2001                  96
Buy                    EC            10,301         10/2001                 (86)
Sell                                156,398         10/2001                 881
Buy                    H$            33,776         11/2001                  (1)
Buy                    JY           231,000         10/2001                  27
Sell                              5,390,597         10/2001                (348)
Sell                   N$            14,985         10/2001                 476
Buy                    SF            20,702         11/2001                (370)
Sell                                 46,561         11/2001                 286
Buy                    SK             8,900         10/2001                 (30)
Sell                                 44,746         10/2001                 125
                                                                       --------
                                                                       $  1,143
                                                                       ========

(f) Principal amount denoted in indicated currency:

  A$ - Australian Dollar
  BF - Belgium Franc
  BP - British Pound
  C$ - Canadian Dollar-
  DK - Danish Krone
  EC - Euro
  DM - German Mark
  H$ - Hong Kong Dollar
  JY - Japanese Yen
  N$ - New Zealand Dollar
  SP - Spanish Peseta
  SF - Swiss Franc
  SK - Swedish Krona

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Swap agreements outstanding at September 30, 2001:

                                                                      Unrealized
                                                         Notional  Appreciation/
Type                                                       Amount (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                      JY 6,290,000    $      (70)

Receive a fixed rate equal to 6.949% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                      BP     4,500           236

Receive floating rate based on 3-Month H$-HIBOR and pay a fixed rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                                      H$   293,000        (3,956)

Receive floating rate based on 3-Month H$-HIBOR and pay a fixed rate equal to 5.729%.

Broker: Goldman Sachs
Exp. 06/01/2006                                           101,600          (745)

52 PIMCO Funds Semi-Annual Report | 9.30.0 | See accompanying notes

Receive floating rate based on 3-month Canadian Bank
Bill and pay a fixed rate equal to 6.515%.

Broker: J.P. Morgan Chase & Co.
Exp. 05/10/2002                                        C$    24,330  $     (317)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                        JY 1,776,000        (997)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2016                                        EC    47,500        (108)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                              46,760        (250)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2031                                              14,100        (235)

Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                         $    37,200       3,573

Receive floating rate based on 3-Month H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                        H$   419,000      (3,339)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                         $    53,700       2,896

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                               9,500         402

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                        H$    73,800        (478)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers
Exp. 03/15/2016                                        BP    30,200          78

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                             145,900         704

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                        BP    25,900  $      (28)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                              11,000         167

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley Dean Witter
Exp. 09/15/2002                                              11,000        (120)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2003                                              53,370         481

Receive a fixed rate equal to 5.640% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/05/2006                                         $    13,030         648

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                             152,400       8,146

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                              16,800         916

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                               6,600         373

Receive floating rate based on 3-month LIBOR and pay fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2011                                              38,400      (1,960)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2031                                        EC     4,000         (76)

Pay total return on Lehman Intermediate Government
Index and receive floating rate based on 1-month
LIBOR less 0.250%.

Broker: Lehman Brothers
Exp. 10/01/2002                                         $    34,400        (201)

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                               5,300           1

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 53

Foreign Bond Fund
September 30, 2001 (Unaudited)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due
11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                     $     5,000    $          0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due
02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                           6,700               0
                                                                   ------------
                                                                   $      5,741
                                                                   ============

                                            Fixed                    Unrealized
                                           Spread      Notional   Appreciation/
Type                                          (%)        Amount  (Depreciation)
-------------------------------------------------------------------------------
Receive a fixed spread and pay the 5-year
Swap Spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001                             0.787   $   110,400    $        182

Receive the 30-year Swap Spread and pay a fixed spread. The 30-year Swap Spread is the difference between the 30-year Swap
Rate and the 30-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001                             0.675        19,500            (603)

Receive a fixed spread and pay the 5-year
Swap Spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 11/15/2001                             0.896        61,000             325
                                                                   ------------
                                                                   $        (96)
                                                                   ============

(k) Short sales open at September 30, 2001 were as follows:

                      Coupon
Type                     (%)     Maturity      Par        Value        Proceeds
-------------------------------------------------------------------------------
U.S. Treasury Note     6.000   08/15/2009   54,300  $    59,818    $     57,463
U.S. Treasury Note     5.625   05/15/2008   50,700       54,689          52,847
Republic of Argentina  1.000   03/31/2005    6,328        4,458           4,206
U.S. Treasury Bonds    6.250   05/15/2030    4,500        4,993           4,955
                                                    ---------------------------
                                                    $   123,958    $    119,471
                                                    ===========================

54 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Schedule of Investments Class D
GNMA Fund
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 3.8%
Federal Farm Credit Bank
    5.750% due 01/18/2011                              $    1,000    $   1,036

Small Business Administration
    7.449% due 08/01/2010                                     497          543
                                                                     ---------
Total U.S. Government Agencies                                           1,579
                                                                     =========
(Cost $1,495)

  U.S. TREASURY OBLIGATIONS 1.3%

Treasury Inflation Protected Securities
    3.625% due 01/15/2008(b)(c)                               110          114
U.S. Treasury Strips
    0.000% due 11/15/2016                                   1,000          429
                                                                     ---------
Total U.S. Treasury Obligations                                            543
                                                                     =========
(Cost $534)

  MORTGAGE-BACKED SECURITIES 67.8%

Collateralized Mortgage Obligations 11.0%
ABN AMRO Mortgage Corp.
    6.750% due 04/25/2029                                     235          213
Fannie Mae
    7.000% due 05/25/2006                                      18           18
    6.000% due 11/18/2017                                     100          101
    6.500% due 02/25/2019                                     261          261
    6.500% due 09/25/2023                                     299          297
Freddie Mac
    6.500% due 11/25/2023                                     132          122
General Electric Capital Mortgage Services, Inc.
    6.750% due 06/25/2028                                      50           51
Government National Mortgage Association
    7.300% due 09/20/2028                                   2,106        2,159
    3.940% due 08/16/2031                                     967          966
Hilton Hotel Pool Trust
    1.000% due 10/01/2016                                   2,972          125
Residential Accredit Loans, Inc.
    7.000% due 01/25/2028                                     240          241
                                                                     ---------
                                                                         4,554
                                                                     =========
Fannie Mae 0.1%
    8.271% due 03/01/2018(d)                                   36           36
    9.000% due 07/01/2018                                      23           26
                                                                     ---------
                                                                            62
                                                                     =========
Federal Housing Administration 1.6%
    7.430% due 03/01/2022                                     161          163
    8.137% due 09/01/2040                                     475          495
                                                                     ---------
                                                                           658
                                                                     =========
Freddie Mac 0.4%
    6.598% due 06/01/2030(d)                                   91           93
    7.050% due 05/01/2019(d)                                   53           54
                                                                     ---------
                                                                           147
                                                                     =========
Government National Mortgage Association 53.8%
    6.375(d)(e) due 02/20/2018-02/20/2026                     563          574
    6.500% due 02/25/2018(d)                                4,000        4,092
    7.000% due 02/22/2031(d)                               11,000       11,423
    7.375(d)(e) due 05/20/2016-06/20/2025                     190          195
    7.500(d)(e) due 10/20/2031-10/22/2031                   5,371        5,608
    7.625% due 12/20/2017(d)                                   70           73
    7.750(d)(e) due 07/20/2018-08/20/2025                     201          208
   11.250% due 07/20/2015                                     116          131
                                                                     ---------
                                                                        22,304
                                                                     =========
Stripped Mortgage-Backed Securities 0.9%
Fannie Mae (IO)
    7.000% due 09/25/2021                                   1,607          111
Freddie Mac (IO)
    3.975% due 07/15/2020(d)                                3,117          111
    7.500% due 08/15/2029                                     792          133
                                                                     ---------
                                                                           355
                                                                     ---------
Total Mortgage-Backed Securities                                        28,080
                                                                     =========
(Cost $27,851)

  ASSET-BACKED SECURITIES 5.6%

Advanta Business Card Master Trust
    5.533% due 04/20/2008 (d)                                 100          101
Chase Funding Mortgage Loan Asset-Backed Certificates
    4.461% due 10/25/2030 (d)                                 200          198
Conseco Finance
    9.290% due 12/15/2029                                     500          545
CS First Boston Mortgage Securities Corp.
    4.580% due 08/25/2031 (d)                                 700          700
General Electric Capital Mortgage Services, Inc.
    7.200% due 04/25/2029                                     290          296
Indymac Home Equity Loan Asset-Backed Trust
    5.158% due 12/25/2031 (d)                                 200          200
NPF XII, Inc.
    4.303% due 10/01/2003 (d)                                 300          301
                                                                     ---------
Total Asset-Backed Securities                                            2,341
                                                                     =========
(Cost $2,270)

  SHORT-TERM INSTRUMENTS 66.0%

Commercial Paper 61.4%
Abbey National North America
    3.470% due 10/31/2001                                     500          499
Anz, Inc.
    3.240% due 11/21/2001                                   1,000          995
CBA (de) Finance
    3.470% due 10/29/2001                                     600          598
Fannie Mae
    3.150% due 10/01/2001                                  19,000       19,000
    4.020% due 10/04/2001                                     100          100
    3.540% due 10/18/2001                                     600          599
    3.520% due 10/25/2001                                     600          599
Federal Home Loan Bank
    3.460% due 10/12/2001                                     600          599
General Electric Capital Corp.
    3.560% due 12/26/2001                                     500          497
Swedbank, Inc.
    3.510% due 10/24/2001                                     500          499
    3.570% due 11/20/2001                                     300          299
UBS Finance, Inc.
    3.240% due 11/19/2001                                     400          398
    3.420% due 12/19/2001                                     200          199
    3.550% due 12/19/2001                                     200          199
    3.360% due 12/20/2001                                     400          397
                                                                     ---------
                                                                        25,477
                                                                     =========
Repurchase Agreement 4.6%
State Street Bank
    2.600% due 10/01/2001                                   1,895        1,895
    (Dated 09/28/2001. Collateralized by Fannie Mae
    5.000% due 04/30/2003 valued at $1,933.
    Repurchase proceeds are $1,895.)
                                                                     ---------
Total Short-Term Instruments                                            27,372
                                                                     =========
(Cost $27,369)

Total Investments (a) 144.5%                                          $ 59,915
(Cost $59,519)

Other Assets and Liabilities (Net) (44.5%)                             (18,459)
                                                                     ---------
Net Assets 100.0%                                                     $ 41,456
                                                                     =========


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 55

GNMA Fund
September 30, 2001 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $    466

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (70)
                                                                      --------
Unrealized appreciation-net                                           $    396
                                                                      ========
(b) Subject to financing transaction.

(c) Principal amount of the security is
adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.


56 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Schedule of Investments Class D
High Yield Fund
September 30, 2001 (Unaudited)


                                    Principal
                                       Amount            Value
                                       (000s)            (000s)
---------------------------------------------------------------
CORPORATE BONDS & NOTES 74.5%
Banking & Finance 3.8%
Americo Life, Inc.
   9.250% due 06/01/2005              $   198           $   195
Arvin Capital
   9.500% due 02/01/2027               17,500            12,662
 Beaver Valley Funding Corp.
   8.625% due 06/01/2007               14,197            15,290
   9.000% due 06/01/2017                9,432            10,480
Caithness Coso Funding Corp.
   6.800% due 12/15/2001                   72                72
Choctaw Resort Development Enterprise
   9.250% due 04/01/2009                6,675             6,642
Finova Group, Inc.
   7.500% due 11/15/2009               37,175            14,587
Forest City Enterprises, Inc.
   8.500% due 03/15/2008               12,869            11,646
General Motors Acceptance Corp.
   4.530% due05/16/2003(d)                631               626
Golden State Holdings
   7.000% due 08/01/2003                4,573             4,688
   7.125% due 08/01/2005                5,137             5,234
Hollinger Participation Trust
  12.125% due 11/15/2010               10,850             8,843
Presidential Life Insurance Corp.
   7.875% due 02/15/2009                7,451             7,406
Reliance Group Holdings, Inc.
   9.000% due 11/15/2049(e)             3,769               151
Trizec Finance Ltd.
  10.875% due 10/15/2005               13,772            14,202
                                                        -------
                                                        112,724
                                                        =======
Industrials 58.6%
360 Networks, Inc.
  13.000% due 05/01/2008(e)             5,740                43
  12.000% due 08/01/2009(e)             5,969                45
Adelphia Business Solutions,Inc.
  12.250% due 09/01/2004                6,379             3,604
Adelphia Communications Corp.
   7.875% due 05/01/2009                   50                41
   9.375% due 11/15/2009                  300               258
  10.875% due 10/01/2010                   15                13
  10.250% due 06/15/2011                5,000             4,375
Airgas, Inc.
   9.125% due 10/01/2011                9,650             9,795
Alliant Techsystems Inc.
   8.500% due 05/15/2011               10,400            10,712
Allied Waste Industries, Inc.
   6.100% due 01/15/2003                3,234             3,236
   7.375% due 01/01/2004               13,910            13,771
   7.875% due 03/15/2005                1,578             1,628
   7.625% due 01/01/2006                8,204             8,040
   6.375% due 01/15/2008                1,100             1,032
   8.875% due 04/01/2008                8,000             8,200
   7.875% due 01/01/2009               19,910            19,412
American Airlines, Inc.
  10.610% due 03/04/2010                  650               691
   6.978% due 04/01/2011                2,000             2,016
   7.858% due 10/01/2011                3,100             3,128
American Cellular Corp.
   9.500% due 10/15/2009                8,000             7,480
American Media Operation, Inc.
  10.250% due 05/01/2009                2,489             2,452
American Standard Cos., Inc.
   7.375% due 04/15/2005                2,735             2,749
   7.375% due 02/01/2008                2,150             2,139
   9.250% due 12/01/2016                1,177             1,160
AmeriGas Partners LP
  10.000% due 04/15/2006                9,000             9,803
  10.125% due 04/15/2007                5,167             5,341
   8.875% due 05/20/2011                1,400             1,414
AmerisourceBergen Corp.
   8.125% due 09/01/2008               14,200            14,733
AM-FM, Inc.
   8.750% due 06/15/2007                4,457             4,658
   8.125% due 12/15/2007                1,500             1,556
   8.000% due 11/01/2008                5,244             5,467
Amphenol Corp.
   9.875% due 05/15/2007                7,276             7,676
Archibald Candy Corp.
  10.250% due 07/01/2004                3,250             1,966
Arco Chemical Co.
   9.375% due 12/15/2005                7,375             7,619
  10.250% due 11/01/2010                5,400             5,716
Argosy Gaming Co.
   9.000% due 09/01/2011                4,800             4,800
Armkel LLC
   9.500% due 08/15/2009                4,300             4,375
Ball Corp.
   7.750% due 08/01/2006                7,854             7,893
   8.250% due 08/01/2008                5,500             5,528
Beckman Coulter, Inc.
   7.100% due 03/04/2003                9,923            10,150
   7.450% due 03/04/2008               12,717            13,133
   7.050% due 06/01/2026                  275               293
Bergen Brunswig Corp.
   7.375% due 01/15/2003               11,125            11,327
   7.250% due 06/01/2005                  500               510
Beverly Enterprises, Inc.
   9.000% due 02/15/2006               15,320            15,588
   9.625% due 04/15/2009                4,900             5,096
Briggs & Stratton Corp.
   8.875% due 03/15/2011                4,100             3,998
British Sky Broadcasting
Group PLC
   7.300% due 10/15/2006                6,733             6,774
   8.200% due 07/15/2009               21,949            22,136
British Sky Broadcasting PLC
   6.875% due 02/23/2009               10,000             9,382
Building Materials Corp.
   7.750% due 07/15/2005                  971               675
   8.000% due 10/15/2007                1,007               650
   8.000% due 12/01/2008                9,851             6,255
Cadmus Communications Corp.
   9.750% due 06/01/2009                2,250             2,194
Canadian Forest Oil Ltd.
   8.750% due 09/15/2007                6,172             6,018
Canwest Media, Inc.
  10.625% due 05/15/2011                4,000             3,960
Century Aluminum Co.
  11.750% due 04/15/2008                5,350             5,270
Century Communications Corp.
   9.750% due 02/15/2002                  513               501
   0.000% due 03/15/2003               14,993            12,144
   9.500% due 03/01/2005               10,500             9,818
   8.750% due 10/01/2007                5,800             5,104
CF Cable TV, Inc.
   9.125% due 07/15/2007                9,149             9,484
Charter Communications
Holdings LLC
   8.250% due 04/01/2007               11,995            10,796
  10.000% due 04/01/2009                5,347             5,173
   8.625% due 04/01/2009                4,594             4,123
   9.625% due 11/15/2009                6,900             6,590
   0.000% due 04/01/2011 (c)            8,000             5,180
  10.000% due 05/15/2011                2,000             1,920
Columbus McKinnon
   8.500% due 04/01/2008                5,256             4,809
Consolidated Container
  10.125% due 07/15/2009                6,778             6,270
Constellation Brands, Inc
   8.000% due 02/15/2008                6,000             6,000
   8.500% due 03/01/2009               10,500            10,658
Container Corp. of America
   9.750% due 04/01/2003                  789               805
Continental Airlines, Inc.
   7.033% due 06/15/2011                7,900             7,148
Continental Cablevision
   9.500% due 08/01/2013                7,900             8,936


See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 57

High Yield Fund
September 30, 2001 (Unaudited)


                                    Principal
                                       Amount                  Value
                                       (000s)                  (000s)
---------------------------------------------------------------------
Crown Castle International Corp.
     0.000% due 11/15/2007 (c)        $ 1,775                 $ 1,385
    10.750% due 08/01/2011
CSC Holdings, Inc.                     12,755                  11,766
     9.250% due 11/01/2005
     9.875% due 05/15/2006                789                     809
     7.875% due 12/15/2007              1,021                   1,058
     7.250% due 07/15/2008                 79                      81
     8.125% due 07/15/2009                100                      98
     7.625% due 04/01/2011                300                     308
     9.875% due 02/15/2013             34,900                  34,585
     9.875% due 04/01/2023              2,595                   2,803
DaVita, Inc.                            3,155                   3,407
     9.250% due 04/15/2011
Delta Air Lines, Inc.                     850                     880
     9.300% due 01/02/2010
    10.790% due 03/26/2014              1,800                   1,500
Diamond Cable Communication Co          2,264                   2,071
    13.250% due 09/30/2004
    11.750% due 12/15/2005              1,184                     539
Dresser, Inc.                           6,887                   2,858
     9.375% due 04/15/2011
Echostar Broadband Corp.               10,000                  10,000
    10.375% due 10/01/2007
Echostar Communications Corp.             500                     508
     9.250% due 02/01/2006
     9.375% due 02/01/2009             19,727                  19,480
Electric Lightwave, Inc.                7,454                   7,324
     6.050% due 05/15/2004
Equistar Chemicals LP                   1,450                   1,410
    10.125% due 09/01/2008
     8.750% due 02/15/2009              9,845                   9,131
Extended Stay America, Inc.             5,800                   5,128
     9.875% due 06/15/2011
Extendicare Health Services             5,700                   5,073
     9.350% due 12/15/2007
Fairpoint Communications, Inc           1,150                   1,024
     9.500% due 05/01/2008
   10.908% due 05/01/2008 (d)           4,912                   3,266
Ferrellgas Partners LP                  3,550                   2,250
     9.375% due 06/15/2006
Fisher Scientific International        14,331                  14,403
     7.125% due 12/15/2005
     9.000% due 02/01/2008             10,845                  10,720
Flag Ltd.                              12,949                  12,917
     8.250% due 01/30/2008
Forest Oil Corp.                       16,991                  10,449
    10.500% due 01/15/2006
     8.000% due 06/15/2008              2,828                   2,976
Fox/Liberty Networks LLC                3,850                   3,792
     0.000% due 08/15/2007(c)           7,690                   7,382
     8.875% due 08/15/2007
Garden State Newspapers                 9,075                   9,438
     8.750% due 10/01/2009
     8.625% due 07/01/2011              9,560                   8,222
Golden Northwest Aluminum               4,626                   3,886
    12.000% due 12/15/2006
Harrahs Operating Co., Inc.             2,450                   1,103
     7.875% due 12/15/2005
     7.125% due 06/01/2007             25,606                  25,542
     7.500% due 01/15/2009                500                     484
HCA - The Healthcare Co.               20,207                  19,401
     6.870% due 09/15/2003
     6.910% due 06/15/2005              1,026                   1,055
     7.125% due 06/01/2006              2,986                   3,010
     8.850% due 01/01/2007             12,525                  12,854
     7.000% due 07/01/2007             16,485                  18,223
     8.700% due 02/10/2010             18,893                  18,974
     8.750% due 09/01/2010             13,980                  15,182
     7.875% due 02/01/2011              3,950                   4,271
     8.360% due 04/15/2024              1,500                   1,545
     6.730% due 07/15/2045              4,733                   4,652
HEALTHSOUTH Corp.                       3,944                   4,052
     8.500% due 02/01/2008              2,630                   2,729
     7.000% due 06/15/2008              1,000                     955
    10.750% due 10/01/2008                900                     981
     8.375% due 10/01/2011             12,500                  12,703
Hercules, Inc.
    11.125% due 11/15/2007              7,454                   7,193
HMH Properties, Inc.
     7.875% due 08/01/2005             26,184                  23,173
     8.450% due 12/01/2008                250                     215
Hollinger International Publishing
     8.625% due 03/15/2005              1,948                   1,824
     9.250% due 02/01/2006              7,879                   7,377
     9.250% due 03/15/2007              1,737                   1,626
Horseshoe Gaming Holding
     8.625% due 05/15/2009             15,775                  15,538
Host Marriott LP
     8.375% due 02/15/2006             10,697                   9,574
     9.250% due 10/01/2007              5,100                   4,565
HS Resources, Inc.
     9.250% due 11/15/2006             16,465                  17,247
Huntsman Corp.
     6.562% due 06/30/2007                538                     423
     9.500% due 07/01/2007             10,218                   2,504
Huntsman ICI Chemicals LLC
     7.437% due 06/30/2007              1,252                   1,206
    10.125% due 07/01/2009              2,196                   1,900
Huntsman Polymers Corp.
    11.750% due 12/01/2004              4,600                   1,173
International Game Technology
     7.875% due 05/15/2004             12,394                  12,456
     8.375% due 05/15/2009             18,876                  19,111
ISP Holdings, Inc.
     9.750% due 02/15/2002              5,100                   5,126
     9.000% due 10/15/2003             18,374                  17,823
    10.250% due 07/01/2011              9,550                   9,216
John Q. Hammons Hotels
     8.875% due 02/15/2004              2,784                   2,464
     9.750% due 10/01/2005              1,633                   1,462
Jones Intercable, Inc.
     8.875% due 04/01/2007              3,991                   4,360
Jupiters Ltd.
     8.500% due 03/01/2006             12,400                  12,090
Kmart Corp.
    12.350% due 01/01/2008(b)           3,680                   4,215
     8.800% due 07/01/2010                811                     798
     9.350% due 01/02/2020             10,203                   8,672
     9.780% due 01/05/2020              7,552                   6,325
Koninklijke KPN NV
     8.000% due 10/01/2010             14,200                  10,966
KPNQWest BV
     8.125% due 06/01/2009             19,560                   8,313
L-3 Communications Corp.
    10.375% due 05/01/2007              5,938                   6,265
     8.500% due 05/15/2008                466                     480
Lamar Media Corp.
     9.625% due 12/01/2006                100                     101
Lear Corp.
     7.960% due 05/15/2005             13,015                  12,848
Lenfest Communications
     8.375% due 11/01/2005              8,400                   9,238
    10.500% due 06/15/2006                415                     490
Level 3 Communications, Inc.
    11.000% due 03/15/2008              6,438                   2,897
     9.125% due 05/01/2008             18,405                   7,776
     0.000% due 12/01/2008(c)           5,375                   1,424
     0.000% due 03/15/2010(c)          18,000                   3,690
    11.250% due 03/15/2010                789                     343
Leviathan Gas Corp.
    10.375% due 06/01/2009              4,373                   4,657
Lin Television Corp.
     8.375% due 03/01/2008                100                      90

58 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                               Principal
                                                  Amount       Value
                                                  (000s)      (000s)
--------------------------------------------------------------------
Lyondell Chemical Co.
     9.625% due 05/01/2007                   $    5,674   $    5,234
     9.875% due 05/01/2007                          900          830
Macdermid, Inc.
     9.125% due 07/15/2011                        9,470        8,712
Mail-Well Corp.
     8.750% due 12/15/2008                        1,000          735
Mandalay Resort Group
     6.750% due 07/15/2003                       18,177       16,541
     9.250% due 12/01/2005                        4,812        4,403
     6.450% due 02/01/2006                           79           76
    10.250% due 08/01/2007                          198          183
     6.700% due 11/15/2096                        1,500        1,497
Manor Care, Inc.
     8.000% due 03/01/2008                        7,655        7,913
Marsh Supermarkets, Inc.
     8.875% due 08/01/2007                        5,916        5,709
McLeodUSA, Inc.
     0.000% due 03/01/2007 (c)                   17,064        5,290
     8.375% due 03/15/2008                        4,023        1,026
     9.500% due 11/01/2008                       14,997        3,974
    11.375% due 01/01/2009                          250           74
     8.125% due 02/15/2009                        2,715          686
    11.500% due 05/01/2009                          789          225
Mediacom LLC
     9.500% due 01/15/2013                          575          574
Metromedia Fiber Network, Inc.
    10.000% due 11/15/2008                       18,051        2,256
    10.000% due 12/15/2009                        6,910          864
MGM Mirage, Inc.
     6.950% due 02/01/2005                       27,393       27,656
     8.500% due 09/15/2010                       15,500       14,975
     8.375% due 02/01/2011                        1,500        1,358
Midwest Generation LLC
     8.300% due 07/02/2009                        1,750        1,705
Millenium America, Inc.
     9.250% due 06/15/2008                          875          827
Mirage Resorts, Inc.
     6.625% due 02/01/2005                        2,761        2,758
     7.250% due 10/15/2006                        3,556        3,246
Mohegan Tribal Gaming Authority
     8.125% due 01/01/2006                        2,650        2,677
Netia Holdings SA SP - ADR
    10.250% due 11/01/2007                        3,400          289
Newpark Resources, Inc.
     8.625% due 12/15/2007                        8,870        8,183
Nextel Communications, Inc.
     0.000% due 09/15/2007 (c)                    6,950        4,187
     9.375% due 11/15/2009                        4,083        2,542
Nextel Partners, Inc.
     0.000% due 02/01/2009 (c)                   11,013        5,424
    11.000% due 03/15/2010                        2,958        1,960
Nextlink Communications, Inc.
     9.625% due 10/01/2007                        7,099        1,313
    10.500% due 12/01/2009                        6,837        1,265
NL Industries, Inc.
    11.750% due 10/15/2003                        1,135        1,146
NTL, Inc.
    12.750% due 04/15/2005                          553          307
Octel Developments PLC
    10.000% due 05/01/2006                        1,499        1,536
Omnicare, Inc.
     8.125% due 03/15/2011                       16,840       17,472
Orion Network Systems, Inc.
    11.250% due 01/15/2007                       10,335        3,824
Owens & Minor, Inc.
     8.500% due 07/15/2011                        3,700        3,839
P&L Coal Holdings
     8.875% due 05/15/2008                       12,074       12,496
Park Place Entertainment Corp.
     7.875% due 12/15/2005                        1,000          953
     8.875% due 09/15/2008                        4,883        4,651
     8.125% due 05/15/2011                        8,000        7,360
Petroleos Mexicanos
     6.905% due 07/15/2005 (d)                   10,000       10,038
Piedmont Aviation, Inc.
    10.200% due 01/15/2005                        1,163          874
    10.250% due 03/28/2005                          571          421
     9.900% due 11/08/2006                        1,216          833
Pioneer National Resources Co.
     8.875% due 04/15/2005                       15,853       17,249
     8.250% due 08/15/2007                        8,577        8,875
     6.500% due 01/15/2008                        5,482        5,138
Price Communications Wireless, Inc.
     9.125% due 12/15/2006                       15,467       15,854
Pride International, Inc.
     9.375% due 05/01/2007                       14,586       15,060
Primedia, Inc.
    10.250% due 06/01/2004                        3,155        2,855
     8.500% due 02/01/2006                        6,671        5,504
     7.625% due 04/01/2008                        6,507        4,913
     8.875% due 05/15/2011                        8,050        6,078
PSS World Medical, Inc.
     8.500% due 10/01/2007                        9,425        8,624
Quebecor Media, Inc.
    11.125% due 07/15/2011                       18,350       18,258
R & B Falcon Corp.
     9.125% due 12/15/2003                        1,250        1,306
R.H. Donnelly, Inc.
     9.125% due 06/01/2008                        5,455        5,482
Racers
     8.375% due 10/01/2007                       21,206       17,894
Renaissance Media Group
     0.000% due 04/15/2008 (c)                   16,960       13,314
Rogers Cablesystems Ltd.
    10.000% due 03/15/2005                        4,000        4,280
Rogers Cantel, Inc.
     8.300% due 10/01/2007                        3,524        3,339
     8.800% due 10/01/2007                        2,315        2,147
     9.375% due 06/01/2008                       30,824       30,208
Rural Cellular Corp.
     9.625% due 05/15/2008                        9,502        9,264
Safety-Kleen Corp.
     9.250% due 06/01/2008 (e)                   22,459            2
     9.250% due 05/15/2009 (e)                   11,042            1
SC International Services, Inc.
     9.250% due 09/01/2007                       15,020       11,791
Scotia Pacific Co. LLC
     7.710% due 01/20/2014                          142          114
Select Medical Corp.
     9.500% due 06/15/2009                        2,000        1,890
Silgan Holdings, Inc.
     9.000% due 06/01/2009                        7,556        7,480
Smith's Food & Drug Centers, Inc.
     8.640% due 07/02/2012                          222          246
Starwood Hotels & Resorts
     6.330% due 02/23/2003                       10,250        9,968
     6.750% due 11/15/2005                        1,900        1,727
Station Casinos, Inc.
     9.750% due 04/15/2007                        5,403        4,998
     8.375% due 02/15/2008                        3,200        3,024
     8.875% due 12/01/2008                        2,071        1,812
     9.875% due 07/01/2010                          789          718
Stone Container Corp.
     7.312% due 10/01/2005                        1,116        1,116
    11.500% due 08/15/2006                        2,476        2,612
Synder Oil Corp.
     8.750% due 06/15/2007                        3,250        3,413
Telecorp PCS, Inc.
    10.625% due 07/15/2010                       11,338       10,034
Telewest Communications PLC
    11.000% due 10/01/2007                        7,999        5,119
     0.000% due 04/15/2009 (c)                    3,546        1,268
Tembec Industries, Inc.
     8.625% due 06/30/2009                        1,300        1,320
     8.500% due 02/01/2011                        9,550        9,693


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 59

High Yield Fund
September 30, 2001 (Unaudited)

                                               Principal
                                                  Amount           Value
                                                  (000s)          (000s)
------------------------------------------------------------------------
Tenet Healthcare Corp.
     8.625% due 01/15/2007                   $    10,385      $   10,930
     8.125% due 12/01/2008                        15,400          16,517
Time Warner Telecom, Inc.
    10.125% due 02/01/2011                         5,450           3,570
Triad Hospitals, Inc.
     8.750% due 05/01/2009                         2,700           2,781
    11.000% due 05/15/2009                         3,213           3,478
Tritel PCS, Inc.
    10.375% due 01/15/2011                        14,750          12,611
U.S. Airways, Inc.
     9.625% due 09/01/2003                        21,663          22,251
     9.330% due 01/01/2006                         3,785           3,806
United Pan-Europe Communications NV
    10.875% due 11/01/2007                         1,750             245
     0.000% due 02/01/2009 (c)                     6,502             878
    10.875% due 08/01/2009                             0               0
     0.000% due 11/01/2009 (c)                     5,000             325
Univision Communications, Inc.
     7.850% due 07/15/2011                        16,450          17,029
Vintage Petroleum, Inc.
     9.000% due 12/15/2005                         9,311           9,497
     9.750% due 06/30/2009                         2,009           2,114
     7.875% due 05/15/2011                         5,400           5,373
VoiceStream Wireless Corp.
    10.375% due 11/15/2009                         3,155           3,565
Waste Management, Inc.
     6.375% due 12/01/2003                         2,925           3,016
     7.000% due 05/15/2005                           513             539
     7.375% due 08/01/2010                         3,925           4,124
WCG Corp.
     8.250% due 03/15/2004                        17,625          18,006
Western Gas Resources, Inc.
    10.000% due 06/15/2009                         5,700           5,843
Williams Communications Group, Inc.
    10.700% due 10/01/2007                         7,493           3,147
    10.875% due 10/01/2009                         3,092           1,299
    11.875% due 08/01/2010                         4,000           1,680
World Color Press, Inc.
     8.375% due 11/15/2008                           513             538
     7.750% due 02/15/2009                         7,546           7,664
XO Communications, Inc.
     0.000% due 06/01/2009 (c)                       800              68
     0.000% due 12/01/2009 (c)                     5,000             425
XTO Energy Inc.
     9.250% due 04/01/2007                         1,136           1,176
     8.750% due 11/01/2009                         3,800           3,895
Young Broadcasting, Inc.
     9.000% due 01/15/2006                        11,440           9,552
     8.750% due 06/15/2007                           127             105
    10.000% due 03/01/2011                        10,425           8,340
                                                            ------------
                                                               1,734,602
                                                            ============
Utilities 12.1%
AES Corp.
     8.750% due 12/15/2002                         3,000           2,955
     8.750% due 06/15/2008                         1,800           1,562
     9.500% due 06/01/2009                        17,194          15,131
     9.375% due 09/15/2010                        14,815          12,815
     8.875% due 02/15/2011                         8,200           6,970
AT&T Canada, Inc.
     0.000% due 06/15/2008 (c)                    25,094           8,536
    10.625% due 11/01/2008                         4,572           2,512
AT&T Wireless Services, Inc.
     7.875% due 03/01/2011                        14,750          15,837
Azurix Corp.
    10.375% due 02/15/2007                         7,544           7,506
Calpine Corp.
     7.625% due 04/15/2006                         4,925           4,856
     8.750% due 07/15/2007                        19,441          19,414
     7.875% due 04/01/2008                         7,248           6,955
     8.500% due 05/01/2008                        28,500          27,863
     7.750% due 04/15/2009                           789             744
     8.625% due 08/15/2010                           150             147
     8.500% due 02/15/2011                         2,200           2,136
Carolina Power & Light Energy, Inc.
     4.225% due 07/29/2002 (d)                     2,288           2,277
Citizens Communications Co.
     8.500% due 05/15/2006                         9,400          10,138
     7.625% due 08/15/2008                         4,170           4,264
     9.250% due 05/15/2011                         4,000           4,429
CMS Energy Corp.
     8.125% due 05/15/2002                         3,579           3,605
     6.750% due 01/15/2004                         4,492           4,362
     7.000% due 01/15/2005                        10,637          10,647
     9.875% due 10/15/2007                         6,113           6,327
     8.900% due 07/15/2008                         5,000           5,004
     7.500% due 01/15/2009                         3,800           3,598
     8.500% due 04/15/2011                         7,750           7,586
Commonwealth Edison Co.
     6.625% due 12/31/2004                         2,000           1,995
El Paso Energy Corp.
     8.500% due 06/01/2011                         8,950           9,040
France Telecom
     7.750% due 03/01/2011                        16,700          17,775
Hanover Equipment Trust
     8.500% due 09/01/2008                         7,525           7,581
Insight Midwest LP
    10.500% due 11/01/2010                         3,000           3,150
Key Energy Services, Inc.
     8.375% due 03/01/2008                         4,620           4,528
LIN Television Corp.
     8.000% due 01/15/2008                        18,300          17,568
Mastec, Inc.
     7.750% due 02/01/2008                         6,150           5,012
Mediacom Broadband LLC
    11.000% due 07/15/2013                        16,020          16,421
Mission Energy Holding Co.
    13.500% due 07/15/2008                         6,750           6,851
Niagara Mohawk Power Co.
     0.000% due 07/01/2010                        16,700          15,696
NRG Northeast Generating LLC
     8.842% due 12/15/2015                         1,400           1,543
Pogo Producing Co.
     8.250% due 04/15/2011                         5,950           5,905
Rocky River Realty
     8.810% due 04/14/2007 (b)                     2,620           2,939
Rogers Communications
     9.125% due 01/15/2006                         4,000           3,990
SESI, LLC
     8.875% due 05/15/2011                        10,100           9,292
Telewest Credit Links
    10.875% due 02/07/2005                        16,000          15,543
Williams Cos., Inc.
     4.570% due 11/15/2001 (d)                     4,812           4,819
Wilmington Trust Co. - Tucson Electric
    10.210% due 01/01/2009 (b)                       500             566
    10.732% due 01/01/2013 (b)                     7,015           8,227
                                                            ------------
                                                                 356,617
                                                            ------------
Total Corporate Bonds & Notes                                  2,203,943
                                                            ============
(Cost $2,489,701)

  MORTGAGE-BACKED  SECURITIES 4.0%

Collateralized Mortgage Obligations 2.2%
LTC Commercial Corp.
     9.200% due 08/04/2023                         2,235           2,017
     7.970% due 04/15/2028                         3,993           3,818
NationsBanc Mortgage Capital Corp.
     8.035% due 05/25/2028                         3,035           2,750
Red Mountain Funding Corp.
     9.150% due 11/28/2027                         4,517           3,045
Resolution Trust Corp.
     6.900% due 02/25/2027                         3,215           3,191
Sasco Floating Rate Commercial Mortgage Trust
     4.130% due 04/25/2003 (d)                    23,504          23,521
Washington Mutual, Inc.
     6.398% due 10/25/2039                        25,000          25,940
                                                              ----------
                                                                  64,282
                                                              ==========

60 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                         Amount          Value
                                                         (000s)          (000s)
-------------------------------------------------------------------------------
Fannie Mae 1.8%
    6.000% due 10/18/2016                           $    52,000     $    52,861
                                                                    -----------

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
    7.000% due 07/25/2008                                 1,082             133
    7.000% due 04/25/2019                                 3,558              93
    7.000% due 12/25/2021                                 1,729             165
                                                                    -----------
                                                                            391
                                                                    -----------
Total Mortgage-Backed Securities                                        117,534
                                                                    ===========
(Cost $116,594)

   ASSET-BACKED SECURITIES 7.5%

Acterna LLC
    5.841% due 09/01/2007                                 1,465           1,304
Adelphia Communications Corp.
    6.790% due 10/01/2002                                 4,500           4,402
Airplanes Pass Through Trust
   10.875% due 03/15/2019                                21,515          11,138
Airtrust
    0.000% due 06/01/2013                                 8,777           3,160
Allied Waste Industries, Inc.
    5.562% due 07/30/2006                                 1,824           1,805
    6.125% due 07/30/2006                                 8,056           7,972
    6.375% due 07/21/2007                                   912             902
    5.812% due 07/30/2007(d)                                913             904
    6.187% due 07/30/2007(d)                              4,559           4,511
    6.375% due 07/30/2007(d)                              3,191           3,158
    6.625% due 07/30/2007(d)                              2,280           2,256
Charter Commercial Holdings LLC
    6.210% due 03/31/2008                                23,000          22,336
Conseco Finance
    9.300% due 10/15/2030                                 8,000           8,742
Continental Airlines, Inc.
    4.038% due 07/30/2004                                 9,930           9,541
Da Vita
    7.000% due 04/30/2006                                 1,975           1,986
Emmis Communications Corp.
    6.562% due 08/31/2009                                 8,233           8,018
Flag Ltd.
    5.625% due 03/31/2006                                 2,292           2,188
Global Crossing Holding Ltd.
    6.460% due 08/15/2006                                 3,000           2,549
Green Tree Financial Corp.
    8.000% due 07/15/2018                                 6,000           5,213
Greif
    6.950% due 03/15/2008                                     4               4
Huntsman Corp.
    9.500% due 07/31/2004                                   787             627
    9.500% due 06/30/2005                                 3,049           2,302
    9.571% due 06/30/2005                                   102              77
    9.500% due 06/30/2005                                 1,052             794
    5.750% due 06/30/2007                                   659             635
   10.250% due 07/01/2007                                 5,000           4,959
Impress Metal
    6.961% due 12/01/2006                                 1,010             929
Insight Midwest
    6.562% due 12/15/2009                                 7,000           6,995
Island Inland Co.
    9.508% due 07/09/2003                                 3,000           2,325
Kinetic Concepts, Inc.
    5.960% due 12/31/2004                                 3,028           3,015
Lyondell Petroleum
   10.495% due 05/17/2006                                 2,000           2,032
Mission Energy
   11.290% due 07/25/2006                                 1,000             995
Nextel Communications, Inc.
    6.562% due 03/31/2008                                12,169          10,668
OM Group
    6.570% due 03/31/2007                                 2,000           1,980
SPX Corp.
    9.400% due 06/14/2005                                15,400          16,044
Stone Container Corp.
    7.125% due 04/01/2003 (d)                             1,466           1,467
    7.125% due 10/01/2003 (d)                             9,652           9,655
    7.125% due 10/01/2005 (d)                             1,114           1,111
Suiza Foods
    7.875% due 07/15/2008                                 5,000           5,022
Timber Corp.
    4.830% due 11/30/2001                                47,300          47,300
Triad Hospitals, Inc.
    6.530% due 04/30/2003                                 1,054           1,055
                                                                    -----------
Total Asset-Backed Securities                                           222,076
                                                                    ===========
(Cost $235,851)

  SOVEREIGN ISSUES 0.6%

Republic of Egypt
    8.750% due 07/11/2011                                11,250          10,041
United Mexican States
   10.375% due 02/17/2009                                 6,500           7,187
                                                                    -----------
Total Sovereign Issues                                                   17,228
                                                                    ===========
(Cost $18,564)

  CONVERTIBLE BONDS & NOTES 2.7%

Health Care 0.9%
Omnicare, Inc.
    5.000% due 12/01/2007                                 8,200           7,288
Tenet Healthcare Corp.
    6.000% due 12/01/2005                                 3,664           3,328
Total Renal Care Holdings
    7.000% due 05/15/2009                                15,953          15,155
                                                                    -----------
                                                                         25,771
                                                                    ===========
Industrial 1.6%
American Tower Corp.
    5.000% due 02/15/2010                                15,100          10,966
Mail-Well, Inc.
    5.000% due 11/01/2002                                 6,650           5,952
Pride International, Inc.
    0.000% due 04/24/2018                                14,000           6,020
Waste Management, Inc.
    4.000% due 02/01/2002                                24,338          24,338
                                                                    -----------
                                                                         47,276
                                                                    ===========
Utilities 0.2%
Nextel Communications, Inc.
    5.250% due 01/15/2010                                 5,500           2,812
Rogers Communication, Inc.
    2.000% due 11/26/2005                                 4,500           3,443
                                                                    -----------
                                                                          6,255
                                                                    -----------
Total Convertible Bonds & Notes                                          79,302
                                                                    ===========
(Cost $79,081)

  PREFERRED STOCK 2.9%

                                                          Shares
Adelphia Communications Corp.
    13.000% due 07/15/2009                                9,000             767
CSC Holdings, Inc.
    11.125% due 04/01/2008                              161,572          16,521
Fresenius Medical Care
     7.875% due 02/01/2008                               27,675          27,467
     9.000% due 12/01/2006                               34,025          34,791
     7.875% due 06/15/2011                            1,000,000             995
Newscorp Overseas Ltd.
     8.625% due 12/31/2049                              105,100           2,533
Primedia, Inc.
     4.200% due 11/01/2009                               55,300           2,226
     8.625% due 04/01/2010                               39,500           1,590
                                                                    -----------
Total Preferred Stock                                                    86,890
                                                                    ===========
(Cost $94,251)


            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 61

High Yield Fund
September 30, 2001 (Unaudited)
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 7.8%

Commercial Paper 7.6%
CDC
    3.380% due 10/01/2001                              $   95,000    $   95,000
Fannie Mae
    4.005% due 11/01/2001                                  20,000        19,931
    3.630% due 12/27/2001                                   7,500         7,453
    3.540% due 01/03/2002                                   5,200         5,165
Federal Home Loan Bank
    4.000% due 10/31/2001                                  10,000         9,966
General Electric Capital Corp.
    3.860% due 10/02/2001                                  13,500        13,499
    3.500% due 12/27/2001                                  26,300        26,135
    3.600% due 12/28/2001                                   5,400         5,366
Swedbank, Inc.
    3.550% due 10/24/2001                                  10,500        10,476
UBS Finance, Inc.
    3.870% due 10/02/2001                                   7,800         7,799
    3.510% due 12/20/2001                                  24,300        24,162
                                                                    -----------
                                                                        224,952
                                                                    ===========
Repurchase Agreement 0.2%
State Street Bank
    2.600% due 10/01/2001                                   7,000         7,000
    (Dated 09/28/2001. Collateralized by Federal Farm
    Credit Bank 5.450% due 01/23/2003 valued at $7,145.
    Repurchase proceeds are $7,002.)
                                                                    -----------
Total Short-Term Instruments                                            231,952
                                                                    ===========
(Cost $231,798)

Total Investments (a) 100.0%                                        $ 2,958,925
(Cost $3,265,840)

Other Assets and Liabilities (Net) (0.0%)                                  (990)
                                                                    -----------

Net Assets 100.0%                                                   $ 2,957,935
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    40,532

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (347,447)
                                                                    -----------
Unrealized depreciation-net                                         $  (306,915)
                                                                    ===========
(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at September 30, 2001:

                                  Principal
                                     Amount
                                 Covered by      Settlement         Unrealized
Type           Currency            Contract           Month       Appreciation
-------------------------------------------------------------------------------
Sell                 EC              2,270          10/2001       $        14
                                                                  -------------
(g) Principal amount denoted in indicated currency:

          EC - Euro

62 PIMCO Funds Semi-Annual Report |9.30.01 | See accompanying notes

PIMCO Schedule of Investments Class D
Low Duration Fund
September 30, 2001 (Unaudited)


                                                           Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 37.0%

Banking & Finance 18.5%
American General Finance
     6.875% due 12/14/2001                                $  25,000   $  25,208
Associates Corp. of North America
     6.875% due 06/20/2002                                   20,000      20,514
     6.950% due 08/01/2002                                    1,000       1,035
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                                    1,800       1,850
Bank of America Corp.
     7.200% due 09/15/2002                                      100         104
     7.875% due 12/01/2002                                      100         105
     6.625% due 06/15/2004                                    1,000       1,067
Bank One Corp.
     7.250% due 08/01/2002                                      500         518
Bear Stearns Co., Inc.
     3.500% due 12/16/2002 (d)                                2,800       2,805
     6.125% due 02/01/2003                                    3,000       3,103
     2.941% due 03/28/2003 (d)                                8,600       8,596
     6.200% due 03/30/2003                                    9,700      10,075
     4.113% due 05/24/2004 (d)                                2,000       2,004
     3.883% due 06/01/2004 (d)                                3,000       3,007
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                                    1,554       1,607
Beneficial Corp.
     3.727% due 01/09/2002 (d)                               10,000      10,005
     6.650% due 09/12/2002                                    5,000       5,173
     6.575% due 12/16/2002                                    5,440       5,645
Capital One Bank
     3.553% due 06/23/2003 (d)                                1,100       1,096
Chrysler Financial Corp. LLC
     3.524% due 08/08/2002 (d)                                8,000       7,941
CIT Group, Inc.
     3.510% due 09/13/2002 (d)                               19,900      19,939
     7.375% due 03/15/2003                                    1,000       1,053
     5.260% due 04/07/2003 (d)                                2,600       2,609
Credit Asset Receivable LLC
     6.274% due 10/31/2003                                   24,972      25,030
Export-Import Bank Korea
     6.500% due 02/10/2002                                    7,500       7,569
     6.500% due 11/15/2006                                    6,700       6,910
     7.100% due 03/15/2007                                    6,700       6,773
Finova Capital Corp.
     7.500% due 11/15/2009                                    2,100         824
Ford Motor Credit Co.
     6.520% due 08/12/2002                                   13,000      13,354
     6.000% due 01/14/2003                                   15,000      15,374
     3.720% due 02/13/2003 (d)                                2,000       1,976
     3.340% due 03/17/2003 (d)                                3,000       2,962
     6.125% due 04/28/2003                                   14,000      14,367
     3.303% due 06/23/2003 (d)                                9,800       9,713
     4.320% due 03/08/2004 (d)                               18,900      18,840
     3.950% due 04/26/2004 (d)                               19,000      18,661
     7.500% due 03/15/2005                                    1,000       1,063
     5.219% due 07/18/2005 (d)                                  400         390
General Motors Acceptance Corp.
     3.695% due 11/12/2002 (d)                               17,400      17,276
     5.875% due 01/22/2003                                      500         512
     6.750% due 03/15/2003                                    3,700       3,835
     4.529% due 07/20/2003 (d)                                7,755       7,755
     5.924% due 07/21/2003 (d)                                  200         197
     3.986% due 08/04/2003 (d)                               98,420      97,095
     5.550% due 09/15/2003                                    3,000       3,058
     5.750% due 11/10/2003                                    5,000       5,121
     4.480% due 01/20/2004 (d)                                9,400       9,292
     3.453% due 03/22/2004 (d)                                5,000       4,939
     4.070% due 04/05/2004 (d)                                  700         686
     7.625% due 06/15/2004                                    1,000       1,065
     6.850% due 06/17/2004                                    1,000       1,045
     4.060% due 07/21/2004 (d)                                  600         583
Great Western Financial
     8.600% due 02/01/2002                                    4,000       4,067
Heller Financial, Inc.
     4.740% due 10/22/2001(d)                                 1,000       1,001
     3.920% due 01/22/2002(d)                                13,600      13,615
     3.965% due 04/28/2003(d)                                20,000      20,030
Household Finance Corp.
     7.625% due 01/15/2003                                   10,849      11,388
     6.125% due 02/27/2003                                    1,500       1,542
     2.863% due 06/24/2003(d)                                 1,500       1,503
     6.125% due 07/15/2012                                   11,000      11,217
Industrial Bank of Korea
     8.375% due 09/30/2002                                    5,000       5,225
Key Bank NA
     6.052% due 04/24/2003                                   12,900      13,385
KFW International Finance, Inc.
     5.000% due 01/22/2002                                    7,690       7,739
     5.500% due 02/19/2002                                    7,887       7,965
     5.375% due 05/10/2002                                   12,282      12,463
     6.125% due 07/08/2002                                   18,589      19,035
Korea Development Bank
     7.900% due 02/01/2002                                    6,100       6,181
     7.625% due 10/01/2002                                   21,200      22,033
     6.500% due 11/15/2002                                    5,898       6,085
     7.800% due 06/16/2000(d)                                 3,500       3,430
     6.625% due 11/21/2003                                   20,300      21,200
Lehman Brothers Holdings, Inc.
     4.356% due 05/07/2002(d)                                 5,000       5,019
     4.466% due 12/12/2002(d)                                 1,500       1,507
     4.220% due 04/04/2003(d)                                 7,900       7,915
     4.220% due 07/06/2004(d)                                 1,500       1,501
Marsh & McLennan Cos., Inc.
     6.625% due 06/15/2004                                    1,000       1,062
Merrill Lynch & Co.
     6.130% due 04/07/2003                                    7,770       8,060
     8.770% due 05/21/2004(d)                               110,890     111,088
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                                   17,850      18,643
Middletown Trust
    11.750% due 07/15/2010                                      865          86
Midland Funding I
    10.330% due 07/23/2002                                      909          92
Morgan Stanley Group, Inc.
     3.548% due 03/11/2003(d)                                 5,000       5,005
Nacional Financiera
    10.625% due 11/22/2001                                    7,500       7,590
     5.464% due 05/08/2003(d)                                 7,000       7,005
Pemex Finance Ltd.
     6.125% due 11/15/2003                                   11,400      11,632
PNC Bank NA
     2.714% due 01/24/2002(d)                                20,000      20,005
Rothmans Holdings
     6.500% due 05/06/2003                                   14,000      14,453
Salomon Inc.
     7.300% due 05/15/2002                                   15,000      15,407
     7.500% due 02/01/2003                                    3,000       3,164
Salomon Smith Barney Holdings
     3.650% due 02/14/2002(i)                                 1,119       1,125
     3.980% due 05/04/2004(d)                                32,760      32,812
Seismic Ltd.
     8.336% due 01/01/2002(d)                                10,000       9,985
Shopping Center Associates
     6.750% due 01/15/2004                                   11,725      11,971
Spieker Properties, Inc.
     6.800% due 05/01/2004                                    2,000       2,095
Toyota Motor Credit Corp.
     7.586% due 02/15/2002(d)                                11,600      11,646
Transamerica Finance Corp.
     6.125% due 11/01/2001                                    5,000       5,008
Trinom Ltd.
     7.150% due 06/18/2004(d)                                 5,700       5,700
Wells Fargo & Co.
     6.625% due 07/15/2004                                    1,000       1,070
                                                                      ---------
                                                                        942,685
                                                                      =========

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 63

Low Duration Fund
September 30, 2001 (Unaudited)



                                     Principal
                                        Amount         Value
                                        (000s)        (000s)
------------------------------------------------------------
Industrials
Allied Waste Industries, Inc.
     7.375% due 01/01/2004            $  5,000      $  4,950
AMR Corp.
     9.125% due 10/24/2001               4,250         4,261
Atlas Air, Inc.
     8.010% due 01/02/2010               9,778         9,382
Cemex SA de CV
     8.625% due 07/18/2003              10,000        10,425
Coastal Corp.
     3.913% due 03/06/2002(d)           32,200        32,251
Conoco, Inc.
     5.900% due 04/15/2004               3,100         3,198
Cox Enterprises, Inc.
     6.625% due 06/14/2002               3,000         3,051
     4.579% due 05/01/2033(d)            2,000         2,014
DaimlerChrysler North America
Holding Corp.
     3.920% due 12/16/2002(d)           13,400        13,476
     3.880% due 08/16/2004(d)            1,000           981
     6.900% due 09/01/2004               1,000         1,057
Delta Air Lines, Inc.
     6.650% due 03/15/2004               2,925         2,586
Eastman Chemical Co.
     6.375% due 01/15/2004                 250           256
Electric Lightwave, Inc.
     6.050% due 05/15/2004               3,000         2,917
Enron Corp.
     8.000% due 08/15/2005               8,300         8,587
Federal-Mogul Corp.
     7.500% due 07/01/2004(j)           28,600         2,360
General Motors Corp.
     6.250% due 05/01/2005               7,000         7,174
Georgia-Pacific Group
     9.950% due 06/15/2002              11,000        11,401
Global Crossing Holding Ltd.
     6.000% due 10/15/2013               7,500         4,538
HCA - The Healthcare Co.
     8.130% due 08/04/2003               5,000         5,250
     6.630% due 07/15/2045               7,000         7,188
HMH Properties, Inc.
     7.875% due 08/01/2005               5,000         4,425
IMEXSA Export Trust
     10.125% due 05/31/2003              3,926         3,881
International Game Technology
     7.875% due 05/15/2004                 500           503
International Paper Co.
     8.000% due 07/08/2003              10,000        10,602
Kinder Morgan, Inc.
     6.450% due 11/30/2001                 440           442
Kroger Co.
     7.150% due 03/01/2003              13,500        14,140
Nabisco, Inc.
     6.700% due 06/15/2002              21,100        21,524
Occidental Petroleum Corp.
     6.400% due 04/01/2003              27,945        28,836
Park Place Entertainment Corp.
     7.950% due 08/01/2003              15,955        16,195
Petroleos Mexicanos
     7.185% due 07/15/2005(d)           10,173        10,396
     6.906% due 07/15/2005(d)           10,400        10,439
     9.375% due 12/02/2008               5,500         5,748
Philip Morris Cos., Inc.
     7.500% due 01/15/2002                 200           202
     7.250% due 01/15/2003               4,050         4,221
     8.250% due 10/15/2003               1,000         1,080
     6.950% due 06/01/2006              25,000        26,582
Phillips Petroleum Co.
     8.500% due 05/25/2005               2,000         2,228
Qwest Corp.
     6.125% due 07/15/2002               5,250         5,334
     5.650% due 11/01/2004               9,250         9,263
R & B Falcon Corp.
     6.500% due 04/15/2003              11,000        11,357
Rollins Truck Leasing Co.
     8.000% due 02/15/2003            $  3,000      $  3,157
Shoppers Food Warehouse Corp.
     9.750% due 06/15/2004              10,500        10,962
SR Wind Ltd.
     8.888% due 05/18/2005 (d)           6,000         5,980
     9.388% due 05/18/2005 (d)           3,000         3,031
Starwood Hotels & Resorts
     6.750% due 11/15/2005               2,000         1,818
TCI Communications, Inc.
    3.810% due 03/11/2003 (d)            3,000         3,018
Tenet Healthcare Corp.
    7.875% due 01/15/2003                5,300         5,512
    8.625% due 12/01/2003                9,700        10,379
Time Warner, Inc.
    6.100% due 12/30/2001                  250           251
    7.975% due 08/15/2004                1,950         2,137
TTX Co.
    7.820% due 07/21/2003               61,000        65,039
Tyco International Group SA
    6.875% due 09/05/2002               18,805        19,278
Waste Management, Inc.
    6.500% due 05/15/2004               45,000        46,566
                                                    --------
                                                     501,829
                                                    ========
Utilities 8.7%
Arizona Public Service Co.
    5.875% due 02/15/2004                5,600         5,755
Arkansas Power & Light
    6.000% due 10/01/2003                  450           450
BellSouth Telecommunications, Inc.
    6.000% due 06/15/2002                3,000         3,058
British Telecom PLC
    4.445% due 12/15/2003 (d)            9,900        10,098
    7.625% due 12/15/2005               73,400        79,410
CenturyTel, Inc.
    7.750% due 10/15/2012               32,000        32,990
Cinergy Corp.
    6.125% due 04/15/2004               13,000        13,177
Cleveland Electric Illuminating Co.
    8.550% due 11/15/2001                2,075         2,088
    7.850% due 07/30/2002                3,500         3,630
    9.500% due 05/15/2005                9,000         9,277
CMS Energy Corp.
    8.125% due 05/15/2002                5,000         5,037
    8.375% due 07/01/2003                7,750         8,018
    7.625% due 11/15/2004               15,400        15,172
DTE Energy Co.
    7.110% due 11/15/2038               21,000        21,818
Duke Energy Field Services
    7.500% due 08/16/2005                1,000         1,074
Entergy Louisiana, Inc.
    7.740% due 07/01/2002                3,308         3,317
    8.500% due 06/01/2003                4,000         4,269
Entergy Mississippi, Inc.
    7.750% due 02/15/2003               35,000        36,626
France Telecom
    3.396% due 07/16/2003 (d)           11,700        11,707
    7.200% due 03/01/2006               29,300        31,045
Illinois Power Co.
    6.250% due 07/15/2002               10,000        10,173
    6.000% due 09/15/2003               12,500        12,913
Kentucky Power Co.
    6.650% due 05/01/2003                1,000         1,002
Niagara Mohawk Power Co.
    7.250% due 10/01/2002               16,634        17,122
Noram Energy Corp.
    6.375% due 11/01/2003                2,000         2,092
Ohio Edison Co.
    8.625% due 09/15/2003                5,000         5,394
Pacific Gas & Electric Co.
    7.575% due 10/31/2001 (d)(j)        46,700        40,162
Scana Corp.
    4.150% due 02/08/2002 (d)            1,000         1,001
Sprint Capital Corp.
    9.500% due 04/01/2003                5,800         6,258


64 PIMCO Funds Semi-Annual Report |9.30.1| See accompanying notes

                                               Principal
                                                  Amount                Value
                                                  (000s)               (000s)
-----------------------------------------------------------------------------
Texas Utilities Corp.
     5.940% due 10/15/2001                   $    13,405          $    13,429
     6.500% due 08/16/2002                         1,000                1,022
     9.700% due 02/28/2003                         4,695                5,052
     6.750% due 03/01/2003                           925                  958
     6.750% due 04/01/2003                         3,875                4,027
     6.875% due 08/01/2005                         2,000                2,110
Toledo Edison Co.
     8.180% due 07/30/2002                         2,500                2,590
United Illuminating Co.
     6.000% due 12/15/2003                        13,000               13,398
Williams Cos., Inc.
     4.070% due 11/15/2001 (d)                     6,200                6,209
WorldCom, Inc.
     6.125% due 04/15/2012                         4,300                4,359
                                                                    ---------
                                                                      447,287
                                                                    ---------
Total Corporate Bonds & Notes                                       1,891,801
(Cost $1,885,673)                                                   =========

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
     4.625% due 10/15/2001                           535                  535
     6.850% due 11/06/2003                        30,000               30,127
     5.375% due 03/15/2004                        37,000               37,490
     7.125% due 09/19/2005                        25,000               26,104
     7.000% due 11/14/2005                        15,085               15,819
Freddie Mac
     6.500% due 02/04/2013                         1,200                1,209
     6.625% due 07/02/2013                         1,195                1,198
Small Business Administration
     8.250% due 01/25/2013 (d)                       244                  252
     8.250% due 02/25/2014 (d)                       461                  459
                                                                      -------
Total U.S. Government Agencies                                        113,193
(Cost $111,442)                                                       =======


U.S. TREASURY OBLIGATIONS 8.0%

Treasury Inflation Protected Securities (h)
     3.625% due 07/15/2002 (b)                   141,876              144,360
     3.375% due 01/15/2007 (i)                    72,999               75,120
     3.625% due 01/15/2008 (i)                   108,342              112,438
     3.875% due 01/15/2009 (i)                    65,270               68,676
     3.500% due 01/15/2011 (i)                     6,120                6,296
                                                                      -------
Total U.S. Treasury Obligations                                       406,890
(Cost $392,019)                                                       =======

MORTGAGE-BACKED SECURITIES 84.8%

Collateralized Mortgage Obligations 21.4%
Bear Stearns Adjustable Rate Mortgage Trust
     7.482% due 12/25/2030 (d)                     7,833                7,957
     7.491% due 12/25/2030 (d)                    10,431               10,576
     6.397% due 09/25/2031 (d)                    27,269               27,646
Cendant Mortgage Corp.
     6.500% due 01/18/2016                           345                  350
     6.750% due 04/25/2031                        10,254               10,308
Chase Commercial Mortgage Securities Corp.
     7.600% due 12/18/2005                           111                  118
Chase Mortgage Finance Corp.
     6.500% due 06/25/2013                         4,525                4,612
     8.257% due 04/25/2025 (d)                       392                  399
     6.750% due 06/25/2028                        11,250               11,583
     6.350% due 07/25/2029                         3,534                3,630
Citicorp Mortgage Securities, Inc.
     6.500% due 12/01/2019 (d)                       270                  269
     6.750% due 05/25/2028                         6,266                6,448
CMC Securities Corp. IV
     7.250% due 10/25/2027                        11,593               11,999
     7.250% due 11/25/2027                        10,038               10,446
CNL Commercial Loan Trust
     3.698% due 10/20/2027 (d)                    59,639               59,639
Commercial Trust
     6.670% due 12/15/2003 (d)                     2,718                2,669
Countrywide Funding Corp.
     6.500% due 01/25/2035 (d)                       939                  941
Countrywide Home Loans
     6.900% due 12/25/2027                        18,061               18,845
Criimi Mae Financial Corp.
     7.000% due 01/01/2033                         7,377                7,670
CS First Boston Mortgag Securities Corp.
     6.960% due 06/20/2029                            82                   84
     7.500% due 02/25/2031                        48,391               50,155
     7.500% due 03/25/2031                        22,130               22,246
     6.400% due 01/17/2035                           107                  111
Dime Savings
     7.317% due 11/01/2018 (d)                       744                  726
DLJ Commercial Mortgage Corp.
     4.334% due 07/05/2008 (d)                       740                  743
DLJ Mortgage Acceptance Corp.
     11.000% due 08/01/2019                          549                  629
     8.603% due 05/25/2024 (d)                       667                  683
     4.125% due 06/25/2026 (d)                     6,460                6,483
     6.850% due 12/17/2027                           165                  175
Drexel Burnham Lambert Trust
     4.625% due 05/01/2016 (d)                        18                   18
Enterprise Mortgage Acceptance Co.
     6.110% due 01/15/2025                            80                   81
Fannie Mae
     8.950% due 05/25/2003                             6                    6
     9.400% due 07/25/2003                            18                   18
     9.000% due 07/25/2003                            62                   63
     6.875% due 06/25/2009                           662                  667
     7.000% due 09/25/2016                        10,368               10,476
     9.250% due 10/25/2018                            52                   56
     9.500% due 03/25/2020                         4,068                4,542
     9.500% due 05/25/2020                           906                  999
     9.000% due 03/25/2021                         2,429                2,641
     9.000% due 04/25/2021                            81                   89
     8.000% due 12/25/2021                         1,945                2,118
     8.000% due 03/25/2022                             9                    9
     3.288% due 04/25/2022 (d)                       146                  147
Federal Housing Administration
     6.750% due 10/30/2031                        16,200               16,476
First Nationwide Trust
     7.750% due 10/25/2030                        44,034               45,582
Freddie Mac
     8.000% due 07/01/2006                            29                   31
     6.000% due 07/15/2006                           134                  134
     6.500% due 08/15/2006                           778                  785
     8.500% due 01/01/2007                            51                   54
     8.000% due 09/15/2007                           621                  629
     5.750% due 01/15/2008                         2,310                2,328
     9.500% due 07/01/2010                            54                   59
     6.500% due 08/15/2011                        14,086               14,616
     8.000% due 01/01/2012                            78                   79
     12.500% due 09/30/2013                          425                  480
     11.750% due 02/01/2014                            1                    2
     10.000% due 07/15/2019                          171                  185
     9.000% due 11/15/2019                           102                  103
     10.000% due 05/15/2020                          123                  130
     9.000% due 12/15/2020                         1,938                2,027
     7.500% due 12/15/2020                           241                  242
     9.500% due 01/15/2021                           710                  764
     6.500% due 02/15/2021                           456                  459
     8.000% due 04/15/2021                           844                  879
     9.000% due 05/15/2021                           142                  152
     9.500% due 09/01/2021                            25                   27
     8.000% due 04/01/2022                           346                  370
     8.000% due 11/01/2022                           237                  253
     7.500% due 01/20/2024                           310                  310
     8.500% due 08/01/2024                            91                   98
     8.500% due 11/01/2024                           756                  808
     6.250% due 04/15/2028                         6,436                6,558
     6.500% due 10/01/2028                            57                   59
     6.303% due 08/15/2032 (d)                     4,630                4,711

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 65

Low Duration Fund
September 30, 2001 (Unaudited)

                                               Principal
                                                  Amount                Value
                                                  (000s)               (000s)
-----------------------------------------------------------------------------
General Electric Capital
Mortgage Services, Inc.
     6.750% due 12/25/2012                         1,556           $    1,567
     7.500% due 11/25/2030                        11,388               11,538
German American Capital Corp.
     7.000% due 08/12/2010 (d)                     6,800                7,428
Glendale Federal Savings & Loan
     11.000% due 03/01/2010                           14                   15
     5.386% due 03/25/2030 (d)                       677                  685
GMAC Commercial Mortgage Corp.
     4.060% due 02/20/2003 (d)                     1,160                1,160
     3.990% due 09/20/2005 (d)                       200                  200
Golden Mortgage Loan
     7.875% due 02/25/2031 (d)                    15,384               15,624
GS Mortgage Securities Corp.
     6.044% due 08/15/2018                        24,074               24,752
     6.526% due 08/15/2018                        21,600               22,328
Guardian Savings & Loan Association
     7.116% due 09/25/2018 (d)                        20                   20
Home Savings of America
     5.685% due 05/25/2027 (d)                       978                  970
Impac Secured Assets CMN Owner Trust
     8.000% due 07/25/2030                        70,250               72,461
Imperial Savings Association
     8.839% due 07/25/2017 (d)                        28                   28
     9.900% due 02/25/2018                           229                  232
International Mortgage
Acceptance Corp.
     12.250% due 03/01/2014                           80                   94
LB Commercial Conduit Mortgage Trust
     6.330% due 11/18/2004                           101                  105
Mellon Residential Funding Corp.
     6.400% due 06/25/2028                        16,661               17,077
     6.580% due 07/25/2029 (d)                    17,411               18,450
Morgan Stanley Capital I
     7.460% due 02/15/2020                        22,300               23,886
     7.188% due 08/15/2023                            85                   91
     7.266% due 11/15/2028                           197                  211
Morgan Stanley Dean Witter Capital I
     3.818% due 10/15/2026 (d)                       262                  260
Mortgage Capital Funding, Inc.
     6.325% due 10/18/2007                        18,217               19,097
Nationslink Funding Corp.
     6.297% due 11/10/2002                         5,000                5,197
Norwest Asset Securities Corp.
     6.500% due 04/25/2028                         1,107                1,137
     6.500% due 01/25/2029                         6,000                6,204
PNC Mortgage Securities Corp.
     6.500% due 02/25/2028                           252                  251
     6.750% due 05/25/2028                         3,082                3,100
     6.300% due 06/25/2029                        19,210               19,828
     7.750% due 07/25/2030                        25,213               25,509
     7.500% due 05/25/2040 (d)                       160                  163
Prudential Home Mortgage Securities
     7.500% due 09/25/2007                           608                  628
     7.000% due 01/25/2008                        10,000               10,080
     6.750% due 11/25/2008                         5,405                5,650
     7.000% due 08/25/2009                         4,000                4,087
     7.000% due 06/25/2023                           663                  668
     6.050% due 04/25/2024                            25                   25
     7.300% due 06/25/2024                           519                  520
Prudential-Bache Trust
     5.748% due 09/01/2018 (d)                        16                   16
     8.400% due 03/20/2021                         2,553                2,686
Resecuritization Mortgage Trust
     3.830% due 04/26/2021 (d)                     3,833                3,833
     6.500% due 04/19/2029                        20,687               21,223
Residential Accredit Loans, Inc.
     6.500% due 02/25/2029 (d)                    18,018               18,450
     7.000% due 07/25/2029                           367                  373
Residential Asset Securitization Trust
     6.500% due 09/25/2014                           357                  366
Residential Funding Mortgage Securities, Inc.
     6.500% due 04/25/2009                             8                    8
     7.500% due 08/25/2023                           238                  239
     7.500% due 12/25/2025                           894                  924
     7.000% due 10/25/2027                        10,000               10,427
     7.250% due 10/25/2027                         2,497                2,491
     6.250% due 11/25/2028                         6,000                6,003
     7.500% due 11/25/2030                        34,899               35,683
Resolution Trust Corp.
     5.998% due 05/25/2019 (d)                     2,231                2,224
     4.860% due 08/25/2019 (d)                     1,975                1,976
     7.017% due 10/25/2021 (d)                        42                   43
     8.625% due 10/25/2021                         7,597                7,584
     9.332% due 10/25/2021                           188                  187
     6.900% due 02/25/2027                         2,506                2,488
     6.096% due 10/25/2028 (d)                     1,388                1,423
     7.263% due 10/25/2028 (d)                       619                  618
     7.414% due 05/25/2029 (d)                     1,760                1,836
Ryland Mortgage Securities Corp.
     7.049% due 11/25/2021 (d)                       127                  127
Salomon Brothers Mortgage Securities VII
     7.400% due 12/25/2017 (d)                     1,197                1,221
     7.932% due 03/25/2024 (d)                       650                  661
     8.153% due 10/25/2024 (d)                       140                  142
     7.601% due 12/25/2030                         5,908                6,003
Sasco Floating Rate Commercial Mortgage Trust
     3.658% due 10/21/2013 (d)                       877                  878
Sears Mortgage Securities
     12.000% due 02/25/2014                           46                   49
     7.431% due 10/25/2022 (d)                     1,402                1,418
SLH Mortgage Trust
     9.600% due 03/25/2021                           176                  175
Structured Asset Mortgage Investments, Inc.
     6.904% due 06/25/2028 (d)                     5,778                5,887
     9.081% due 06/25/2029 (d)                     5,721                6,173
     6.577% due 06/25/2029 (d)                    27,071               27,828
     6.750% due 05/02/2030                         3,072                3,111
Structured Asset Securities Corp.
     6.750% due 07/25/2029                        12,021               12,460
     7.750% due 07/25/2030                        17,906               18,163
     4.355% due 05/25/2031 (d)                    34,401               34,531
TMA Mortgage Funding Trust
     3.041% due 01/25/2029 (d)                     7,521                7,521
Torrens Trust
     3.750% due 07/15/2031 (d)                     7,482                7,482
Union Planters Mortgage Finance Corp.
     6.450% due 01/25/2028                         6,000                6,018
Wells Fargo Mortgage-Backed Securities Trust
     7.000% due 02/25/2016                        99,281              102,533
     6.125% due 07/25/2031                        10,000               10,110
                                                                   ----------
                                                                    1,094,378
                                                                   ==========
Fannie Mae 7.8%
     5.500% due 04/01/2009                        12,286               12,614
     5.740% due 06/01/2017 (d)                        63                   64
     5.990% due 08/01/2017 (d)                        32                   33
     5.995% due 12/01/2017-12/01/2023 (d)(g)         315                  318
     6.000% due 05/01/2011                           104                  107
     6.027% due 04/01/2018 (d)                     5,508                5,570
     6.318% due 08/01/2029                        16,273               16,843
     6.500% due 09/01/2005-07/01/2017 (d)(g)         829                  852
     6.748% due 11/01/2017 (d)                       110                  112
     6.793% due 11/01/2017 (d)                       239                  241
     6.870% due 01/01/2021 (d)                       282                  280
     7.000% due 04/01/2002-05/01/2012 (g)            207                  216
     7.240% due 07/25/2017 (d)                     1,741                1,768
     7.265% due 02/01/2028 (d)                     3,150                3,247
     7.292% due 11/01/2018 (d)                        71                   71
     7.607% due 07/01/2017 (d)                       364                  370
     7.815% due 04/01/2024 (d)                     1,454                1,491
     7.917% due 07/01/2023 (d)                       724                  730
     8.000% due 03/01/2004-10/15/2031 (d)(g)     325,033              340,774
     8.261% due 01/01/2024 (d)                        54                   56
     8.290% due 10/01/2024 (d)                     2,047                2,085
     8.476% due 01/01/2024 (d)                     1,625                1,683
     8.500% due 03/01/2008-01/01/2026 (g)          2,494                2,665

66 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                     Principal
                                                        Amount         Value
                                                        (000s)        (000s)
----------------------------------------------------------------------------
      8.585% due 01/01/2024 (d)                      $       15    $      16
      9.000% due 01/01/2025                                   3            3
      9.500% due 07/01/2024-11/01/2025 (g)                2,725        2,954
     10.000% due 02/01/2004-01/01/2025 (g)                  738          804
     10.500% due 06/01/2005-12/01/2024 (g)                   96          102
     11.000% due 11/01/2020                                  32           36
     11.250% due 12/01/2010-10/01/2015 (g)                   89           99
     11.500% due 12/01/2008-02/01/2020 (g)                   47           55
     11.750% due 02/01/2016                                  34           39
     12.000% due 01/01/2015-10/01/2015 (g)                    6            6
     13.000% due 07/01/2015                                   5            6
     13.250% due 09/01/2011                                  11           13
     13.500% due 04/01/2014                                   3            3
     15.500% due 10/01/2012-12/01/2012 (g)                   47           56
     15.750% due 12/01/2011                                  19           23
     16.000% due 09/01/2012-12/01/2012 (g)                    8           10
                                                                  ----------
                                                                     396,415
                                                                  ==========
Federal Housing Administration 1.1%
      6.950% due 04/01/2014                               1,981        1,965
      7.400% due 02/01/2019                                  90           92
      7.421% due 11/01/2019                                 398          405
      7.430% due 10/01/2019-11/01/2025 (g)(j)            51,302       52,074
                                                                  ----------
                                                                      54,536
                                                                  ==========
Freddie Mac 0.7%
      6.000% due 09/01/2006-10/16/2030 (g)               13,905       14,145
      6.375% due 03/01/2017 (d)                             160          162
      6.500% due 02/01/2005                                   1            1
      6.529% due 07/01/2018 (d)                             197          202
      6.806% due 12/01/2022 (d)                             413          425
      6.867% due 10/01/2027 (d)                             800          830
      6.928% due 02/01/2020 (d)                           1,735        1,772
      7.001% due 09/01/2023 (d)                             182          188
      7.500% due 09/01/2006                                  38           39
      7.598% due 06/01/2024 (d)                             448          459
      7.625% due 01/01/2017 (d)                              28           28
      8.000% due 03/01/2007-12/01/2024 (g)                3,053        3,246
      8.243% due 10/01/2023 (d)                             766          784
      8.250% due 10/01/2007-11/01/2007 (g)                   17           18
      8.338% due 11/01/2022 (d)                           1,294        1,324
      8.365% due 11/01/2023 (d)                             327          335
      8.369% due 03/01/2024 (d)                              38           39
      8.459% due 01/01/2024 (d)                           1,247        1,281
      8.465% due 01/01/2024 (d)                             534          552
      8.500% due 10/01/2002-11/01/2025 (g)                8,595        9,171
      8.750% due 04/01/2002                                   4            4
      9.000% due 05/01/2002-08/01/2022 (g)                2,357        2,542
      9.500% due 12/01/2004-02/01/2025 (g)                  211          229
      9.750% due 08/01/2002-11/01/2008 (g)                  442          482
     10.000% due 04/01/2015-10/01/2019 (g)                   74           83
     10.500% due 10/01/2010-02/01/2016 (g)                   18           20
     10.750% due 09/01/2009-08/01/2011 (g)                  243          268
     11.500% due 10/01/2015-01/01/2016 (g)                   39           44
     11.750% due 11/01/2010-08/01/2015 (g)                   10           11
     12.000% due 09/01/2013                                   2            2
     14.000% due 09/01/2012-04/01/2016 (g)                    9           10
     14.500% due 12/01/2010                                   2            3
     15.000% due 08/01/2011-12/01/2011 (g)                    3            4
                                                                  ----------
                                                                      38,703
                                                                  ==========
Government National Mortgage Association 53.7%
      6.375% due 04/20/2016-06/20/2027 (d)(g)            30,702       31,387
      6.500% due 05/15/2023-10/15/2023 (g)                  477          492
      7.000% due 03/15/2011-01/15/2030 (g)                4,681        4,889
      7.125% due 11/20/2026 (d)                             183          189
      7.375% due 03/20/2017-03/20/2019 (d)(g)               212          216
      7.500% due 01/15/2007-10/22/2031 (g)            1,364,094    1,424,342
      7.625% due 10/20/2023-12/20/2027 (d)(g)            35,876       37,085
      7.750% due 08/20/2022-07/20/2027 (d)(g)            46,902       48,347
      8.000% due 11/15/2006-10/22/2031 (d)(g)         1,033,708    1,087,352
      8.500% due 12/15/2021-02/15/2031 (g)               78,109       82,675
      9.000% due 06/20/2016-12/15/2030 (g)               22,327       23,712
      9.500% due 10/15/2016-06/15/2025 (g)                   93          102
      9.750% due 07/15/2017-10/15/2017 (g)                  363          402
     10.000% due 10/15/2013-11/15/2025 (g)                   81           91
     10.500% due 11/15/2019-02/15/2021 (g)                   13           16
     11.000% due 09/15/2010                                   5            6
     11.500% due 08/15/2018                                  29           33
     11.750% due 08/15/2013-08/15/2015 (g)                   45           52
     12.000% due 06/20/2015                                   7            8
     13.000% due 10/15/2013                                   6            7
     13.500% due 05/15/2011-11/15/2012 (g)                   20           24
     16.000% due 12/15/2011-02/15/2012 (g)                   20           25
                                                                  ----------
                                                                   2,741,452
                                                                  ==========
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
    727.220% due 09/25/2006                                   9           22
      6.000% due 02/25/2008                                 809           22
    256.000% due 11/01/2008                                  16           64
      6.500% due 03/25/2009                               3,038          291
      0.950% due 03/25/2009 (d)                          10,825          200
      7.500% due 03/25/2019                                 624            6
      6.500% due 05/25/2019                               5,056          221
      6.500% due 04/25/2020                               2,736          114
      7.000% due 05/25/2021                               1,934           96
    859.770% due 02/25/2022                                  13          153
      6.500% due 03/25/2023                               1,984          232
      4.875% due 03/25/2024 (d)                           4,836          251
Fannie Mae (PO)
      0.000% due 09/25/2022                                  17           16
Freddie Mac (IO)
      6.000% due 10/15/2007                                 111            2
      6.000% due 02/15/2008                                 353            9
      7.000% due 08/15/2018                               2,553           50
      6.500% due 05/15/2019                               1,839           58
      6.500% due 06/15/2019                                 960           33
   1049.620% due 04/15/2021                                   7           47
      6.500% due 04/15/2022                               1,654          152
      7.000% due 05/15/2023                                 221           24
      4.000% due 01/15/2024                              20,919        3,421
Prudential Home Mortgage Securities (IO)
      0.300% due 04/25/2009 (d)                          39,053          177
                                                                  ----------
                                                                       5,661
                                                                  ----------
                                                                   4,331,145
                                                                  ==========
Total Mortgage-Backed Securities
(Cost $4,278,725)

  ASSET-BACKED SECURITIES 4.1%

Advanta Equipment Receivables
     6.640% due 09/16/2002                                   89           89
Advanta Mortgage Loan Trust
     7.760% due 05/25/2018                               22,700       24,247
Amortizing Residential Collateral Trust
     4.053% due 09/25/2030 (d)                           12,070       12,088
Amresco Residential Securities Mortgage Loan Trust
     2.851% due 07/25/2027 (d)                               85           85
Bombardier Capital Mortgage
     6.605% due 09/15/2010                                4,576        4,637
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                   49           49
Cento
     6.013% due 03/01/2002                                  141          143
Circuit City Credit Card Master Trust
     3.718% due 02/15/2006 (d)                              250          250
CIT Marine Trust
     5.800% due 04/15/2010                                  167          170
Community Program Loan Trust
     4.500% due 10/01/2018                               14,487       14,125
Compucredit Credit Card Master Trust
     3.708% due 03/15/2007 (d)                           32,000       31,990
Conseco Finance
     6.940% due 11/15/2014                                  119          120
Contimortgage Home Equity Loan Trust
     6.770% due 01/25/2018                                  517          521
Duck Auto Grantor Trust
     5.650% due 03/15/2004                                1,001        1,003
Embarcadero Aircraft Securitization Trust
     3.968% due 08/15/2025 (d)                            4,900        4,900
EQCC Home Equity Loan Trust
     3.648% due 10/15/2027 (d)                              196          196

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 67

Low Duration Fund
September 30, 2001 (Unaudited)
                                                       Principal
                                                          Amount        Value
                                                          (000s)       (000s)
-----------------------------------------------------------------------------
Equity One ABS, Inc.
     7.325% due 03/25/2014                              $  9,400     $  9,758
GF Funding Corp.
     6.890% due 01/20/2006                                12,105       12,281
Green Tree Financial Corp.
     6.550% due 02/15/2027                                 6,883        7,100
     7.400% due 06/15/2027                                12,735       13,568
Green Tree Floorplan Receivables Master Trust
     3.840% due 11/15/2004 (d)                             1,000        1,003
Green Tree Home Improvement Loan Trust
     3.658% due 08/15/2029 (d)                               410          410
IMC Home Equity Loan Trust
     3.273% due 10/20/2027 (d)                             2,599        2,602
Irwin Home Equity Loan Trust
     7.460% due 09/25/2014                                18,321       18,935
Marriott Vacation Club Owner Trust
     3.408% due 09/20/2017 (d)                             7,220        7,148
Merit Securities Corp.
     7.040% due 12/28/2033                                10,879       10,961
New York City Tax Lien
     6.350% due 07/10/2007                                 3,336        3,175
Oakwood Mortgage Investors, Inc.
     6.950% due 08/15/2027                                 1,379        1,388
Ocwen Mortgage Loan Trust
     3.935% due 10/25/2029 (d)                               374          375
Option One Mortgage Loan Trust
     2.951% due 09/25/2030 (d)                             4,198        4,208
Pacificamerica Home Equity Loan
     3.800% due 04/25/2028 (d)                               181          180
Providian Gateway Master Trust
     3.768% due 03/16/2009 (d)                             8,000        8,015
SallieMae
     4.041% due 07/25/2004 (d)                                14           14
     4.263% due 04/25/2006 (d)                             5,238        5,233
Saxon Asset Securities Trust
     7.205% due 01/25/2019                                   275          285
     2.891% due 05/25/2029 (d)                               558          559
Southern Pacific Secured Assets Corp.
     3.963% due 07/25/2029 (d)                               258          258
The Money Store Home Equity Trust
     3.668% due 06/15/2029 (d)                               432          432
Timber Corp.
     4.830% due 11/30/2001                                 5,000        5,000
                                                                  -----------
Total Asset-Backed Securities                                         207,501
                                                                  ===========
(Cost $202,822)

  SOVEREIGN ISSUES 0.5%

Province of Quebec
     6.625% due 10/25/2001 (d)                               250          250
Republic of Brazil
     5.438% due 04/15/2006 (d)                             5,680        4,729
United Mexican States
     7.570% due 04/07/2004 (d)                            21,530       22,163
                                                                  -----------
Total Sovereign Issues                                                 27,142
                                                                  ===========
(Cost $27,144)

  FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.1%

Korea Development Bank
     2.700% due 08/16/2002                         JY  2,000,000       16,846
Republic of Austria
     5.500% due 01/15/2010 (i)                     EC      8,900        8,388
Republic of Colombia
     7.000% due 03/06/2002                         IL 36,220,000       16,957
United Mexican States
     6.000% due 03/28/2002                         JY    960,000        8,250
     8.750% due 05/30/2002                                 3,000        4,438
                                                                  -----------
Total Foreign Currency-Denominated Issues                              54,879
                                                                  ===========
(Cost $60,270)

  PURCHASED PUT OPTIONS 0.0%

PNC Mortgage Securities (OTC)
     7.500% due 05/25/2040
     Strike @ 100.000 Exp. 04/01/2005                        300            0
                                                                  -----------
Total Purchased Put Options                                                 0
                                                                  ===========
(Cost $0)

  PREFERRED STOCK 1.1%



                                                          Shares
Home Ownership Funding
    13.330% due 12/31/2049                                 3,000        2,157
Rhone-Poulenc SA
     8.125% due 12/31/2049                                13,000          327
TCI Communications, Inc.
     9.720% due                                          224,700        5,685
     8.720% due 01/31/2045                             1,170,100       28,714
    10.000% due 05/31/2045                               800,300       20,072
                                                                  -----------
Total Preferred Stock                                                  56,955
                                                                  ===========
(Cost $61,898)

  SHORT-TERM INSTRUMENTS 8.7%

                                                       Principal
                                                          Amount
                                                          (000s)
Certificates of Deposit 0.1%
Mexico Credit Link
    10.735% due 02/22/2002                                 5,000        5,077
                                                                   ----------
Commercial Paper 8.0%
Abbey National North America
     3.520% due 10/29/2001                                 5,000        4,986
     3.550% due 10/29/2001                                 3,200        3,191
BP Amoco PLC
     3.450% due 10/01/2001                                25,000       25,000
Federal Home Loan Bank
     3.000% due 10/01/2001                                30,000       30,000
     4.000% due 10/31/2001                                   500          498
General Electric Capital Corp.
     3.470% due 10/02/2001                                 7,400        7,399
     3.420% due 12/24/2001                                40,000       39,762
     3.420% due 12/26/2001                                 3,800        3,777
     3.670% due 12/26/2001                                11,500       11,430
     3.520% due 12/27/2001                                32,000       31,799
     3.490% due 12/27/2001                                 5,400        5,366
KFW International Finance, Inc.
     3.420% due 12/20/2001                                 1,100        1,094
PepsiCo, Inc.
     3.410% due 10/01/2001                                35,000       35,000
Queensland Treasury Corp.
     3.560% due 10/23/2001                                 3,400        3,393
SBC Communications, Inc.
     3.430% due 11/29/2001                                 1,000          996
UBS Finance, Inc.
     3.450% due 10/01/2001                               200,000      200,000
     3.420% due 12/19/2001                                   300          298
     3.550% due 12/19/2001                                   100           99
     3.360% due 12/20/2001                                 2,900        2,884
                                                                   ----------
                                                                      406,972
                                                                   ==========
Repurchase Agreement 0.6%
State Street Bank
     2.600% due 10/01/2001                                31,917       31,917
                                                                   ----------
     (Dated 09/28/2001. Collateralized by Fannie Mae
     6.625% due 09/15/2009 valued at $7,055 and
     Fannie Mae 4.570% due 05/16/2003 valued at $25,501.
     Repurchase proceeds are $31,923.)

U.S. Treasury Bills 0.0%
     3.136% due 10/18/2001 (b)(g)                            750          749
                                                                   ----------
Total Short-Term Instruments                                          444,175
                                                                   ==========
(Cost  $444,463)

68 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                          Value
                                                                         (000s)

Total Investments (a) 147.5%                                       $  7,534,221
(Cost $7,464,456)

Written Options (c) (0.0%)                                                  (65)
(Premiums $1,783)

Other Assets and Liabilities (Net) (47.5%)                           (2,426,742)
                                                                   ------------

Net Assets 100.0%                                                  $  5,107,414
                                                                   ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $    123,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (53,881)
                                                                   ------------

Unrealized appreciation-net                                        $     69,765
                                                                   ============

(b) Securities with an aggregate market value of $6,856 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
-------------------------------------------------------------------------------
Eurodollar June Futures (06/2002)                           15     $         68
Eurodollar September Futures (09/2002)                      13               53
Eurodollar December Futures (12/2002)                       20               70
Eurodollar March Futures (03/2003)                          20               57
U.S. Treasury 10 Year Note (12/2001)                        42               29
U.S. Treasury 30 Year Bond (12/2001)                        38               (7)
                                                                   ------------
                                                                   $        270
                                                                   ============

(c) Premiums received on written options:
                                              # of
Type                                     Contracts     Premium            Value
-------------------------------------------------------------------------------
Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 11/21/2001     19,200,000  $      587     $          2

Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 11/27/2001     19,200,000         542                3

Put - CME Eurodollar June Futures
     Strike @ 95.500 Exp. 06/17/2002           856         633               56

Put - CME Eurodollar June Futures
     Strike @ 95.750 Exp. 06/17/2002            18          11                2

Put - CME Eurodollar June Futures
     Strike @ 96.000 Exp. 06/17/2002            14          10                2
                                                    ---------------------------
                                                    $    1,783     $         65
                                                    ===========================

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:

                                      Principal
                                         Amount                      Unrealized
                                     Covered by     Settlement    Appreciation/
Type           Currency                Contract          Month   (Depreciation)
-------------------------------------------------------------------------------
Buy                  EC                  54,633        10/2001     $       (366)
Sell                 BP                   7,056        10/2001                2
Sell                 JY              11,104,000        10/2001             (625)
                                                                   ------------
                                                                   $       (989)
                                                                   ============

(f) Principal amount denoted in indicated currency:

          BP - British Pound
          EC - Euro
          IL - Italian Lira
          JY - Japanese Yen

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Security is in default.

(k) Swap agreements outstanding at September 30, 2001:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                   JY 3,285,600     $     (1,174)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                   BP   175,100            2,295

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                         94,300            1,236

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                         77,600            1,559

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2004                                         23,300              471

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                    $     2,900              164

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                         20,000               (8)

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 69

Low Duration Fund
September 30, 2001 (Unaudited)


Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: UBS-Warburg
Exp. 01/14/2003                                    $    43,000     $        (12)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                          5,000              (22)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. due
12/19/2001.

Broker: Lehman Brothers
Exp. 12/19/2001                                         25,000              (23)

Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global
Funding 6.750% due 12/01/2005.

Broker: Goldman Sachs
Exp. 06/15/2004                                         50,000             (120)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global
Funding 6.750% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                         30,000              (40)
                                                                   ------------
                                                                   $      4,326
                                                                   ============

(l) Short sales open at September 30, 2001 were as follows:

                      Coupon
Type                     (%)       Maturity      Par       Value       Proceeds
-------------------------------------------------------------------------------
U.S. Treasury Notes     5.875    11/15/2004   50,000  $   53,633   $     52,303
U.S. Treasury Notes     5.875    11/15/2004   44,080      47,283         46,110
U.S. Treasury Notes     6.000    08/15/2004   50,000      53,729         52,436
U.S. Treasury Notes     5.750    10/31/2002   50,000      51,716         51,596
U.S. Treasury Notes     5.750    10/31/2002   50,000      51,716         51,596
U.S. Treasury Notes     5.750    10/31/2002   23,200      23,996         23,941
U.S. Treasury Notes     5.750    11/15/2005   23,000      24,756         24,203
U.S. Treasury Notes     4.250    11/15/2003   50,000      51,408         51,288
U.S. Treasury Notes     4.250    11/15/2003   46,000      47,296         47,185
U.S. Treasury Notes     4.625    05/15/2006   18,600      19,263         19,175
                                                      -------------------------
                                                      $  424,796   $    419,833
                                                      =========================

70 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Schedule of Investments Class D
Municipal Bond Fund
September 30, 2001 (Unaudited)



                                                     Principal
                                                        Amount       Value
                                                        (000s)      (000s)
--------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 105.5%

Arizona 2.8%
Phoenix Industrial Development Authority
Revenue Bonds,
(GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016                                $    780    $     822

Pima County, Arizona Industrial
Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8
Insured),
Series 1998 5.375% due 06/01/2010                       1,210        1,293

Scottsdale, Arizona Industrial
Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997-A 6.500% due 09/01/2004                       880          969
                                                                 ---------
                                                                     3,084
                                                                 =========
California 7.9%
Alameda, California Harbor Bay Business
Park
Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006                                     360          368

Capistrano, California Unified School
District Special
Tax Bonds, Series 1999 5.000% due                         350          358
09/01/2008

Foothill Eastern Transportation Corridor
Agency California
Toll Road Revenue Bonds, (MBIA-IBC
Insured), Series 1999
0.000% due 01/15/2027                                   1,500        1,023

Foothill Eastern Transportation Corridor
Agency California
Toll Road Revenue Bonds, (MBIA-IBC
Insured), Series 1999
0.000% due 01/15/2026                                   1,565        1,071

Foothill Eastern Transportation Corridor
Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                   1,000          284

Irvine, California Special Assessment
Bonds,
(MBIA-IBC Insured), Series 1998
4.800% due 09/02/2004                                     150          154
4.900% due 09/02/2005                                     310          320
5.000% due 09/02/2006                                     150          155

Irvine, California Special Assessment
Bonds, Series 1999
5.000% due 09/02/2005                                     350          362
5.100% due 09/02/2006                                     535          553
5.200% due 09/02/2007                                     255          263

Lake Elsinore, California School Refunding Bonds,
Series 1998
5.000% due 09/01/2006                                     350          366

Los Angeles, California Community Redevelopment
Agency
Certificates of Participation Revenue
Bonds, Series 1984
7.550% due 11/01/2008                                   1,075        1,193

Orange County, California Improvement Bonds,
Series 1998-A
4.900% due 09/02/2005                                     245          252

Pittsburg, California Infrastructure Refunding
Bonds, Series 1998-A
4.900% due 09/02/2003                                     150          156
5.000% due 09/02/2004                                     150          158

Riverside County, California Special Tax Refunding
Bonds, Series 1999
4.700% due 09/01/2005                                     170          173

Roseville, California Special Tax Bonds,
Series 1999
5.000% due 09/01/2004                                     345          350

Sacramento County, California Refunding Bonds,
Series 1998
4.900% due 09/02/2005                                     300          304

South Tahoe, California Joint Powers
Financing Authority
Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                     350          364

West Sacramento, California Refunding Bonds,
Series 1998
5.000% due 09/02/2004                                     350          355
                                                                 ---------
                                                                     8,582
                                                                 =========
Colorado 4.2%
Colorado Housing & Finance Authority
Revenue Bonds, (FHA/VA Mortgages Insured),
Series 2000-C3 5.700% due 10/01/2022                 $  1,000    $   1,049

Colorado Housing & Finance Authority Revenue
Bonds, Series 2000-B3 6.700% due 10/01/2016               250          280

Colorado Housing & Finance Authority Revenue
Bonds, Series 2000-D3 6.750% due 04/01/2015               250          286

Colorado Housing & Financial Authority
Revenue Bonds, Series 2000 5.150% due 08/01/2007          500          513

Denver, Colorado Health & Hospital Revenue
Bonds, Series 1998-A 5.000% due 12/01/2009              1,390        1,378

Meridian Metro District of Colorado General
Obligation Bonds, (Asset Guaranty), Series 2001
4.125% due 12/01/2009                                   1,075        1,068
                                                                 ---------
                                                                     4,574
                                                                 =========
Connecticut 5.7%
Connecticut State General Obligation
Bonds, Series 2001 7.010% due 12/15/2012                5,000        6,224
                                                                 ---------
Florida 1.0%
Gainesville, Florida Revenue Bonds,
Series 1979 6.200% due 10/01/2002                         210          214

Orange County, Florida Health
Facilities Authority Revenue Bonds,
(MBIA Insured), Series 1996
6.250% due 10/01/2011                                     290          338

Orlando, Florida Waste Water System Revenue
Bonds, Series 1997-A 6.043% due 10/01/2015                500          500
                                                                 ---------
                                                                     1,052
                                                                 =========

Georgia 0.2%
Georgia Municipal Electric Authority Revenue
Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012                                     200          231
                                                                 ---------

Hawaii 2.4%
Hawaii State Housing Financial & Development
Corporation Single Family Mortgage Pure Revenue
Bonds, Series 1998 4.850% due 07/01/2029                1,470        1,485

Honolulu Hawaii City & County General Obligation
Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008                                   1,000        1,097
                                                                 ---------
                                                                     2,582
                                                                 =========
Illinois 5.2%
Chicago, Illinois Board of
Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                   1,000          361

Chicago, Illinois General Obligation Bonds, (MBIA
Insured), Series 2001 0.000% due 01/01/2020 (c)         1,290          812

Fox Lake, Illinois Water & Sewer
Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013                                   1,135        1,221

Illinois Educational Facilities Authority
Revenue Bonds, Series 1993 8.320% due 07/01/2012        2,000        2,242

Palatine Illinois Tax Increment Revenue
Bonds, (AMBAC Insured), Series 1998
5.250% due 01/01/2017                                   1,000        1,031
                                                                 ---------
                                                                     5,667
                                                                 =========

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 71

Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                           Principal
                                                              Amount         Value
                                                              (000s)         (000s)
-----------------------------------------------------------------------------------
Indiana 5.7%
Danville, Indiana Multi-School Building
General Obligation Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008                                    $    485        $    487
4.750% due 07/15/2009                                         200             210
5.000% due 07/15/2010                                         180             192
4.250% due 07/15/2011                                         290             291
4.400% due 01/15/2012                                         170             170
4.500% due 01/15/2013                                         190             190
4.650% due 01/15/2014                                         210             210
4.750% due 01/15/2015                                         235             235
4.850% due 01/15/2016                                         295             295

Hamilton Southeastern Indiana Construction
School Building Revenue Bonds, (FSA
State Aid Withholding Insured),
Series 2001 5.000% due 07/15/2010                             760             808

Indianapolis, Indiana Local Public
Improvement Bonds Bank Transportation Revenue
Bonds, Series 1992 6.750% due 02/01/2014                    1,000           1,198

La Porte Indiana Multi School Building
Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 01/15/2013                                       1,000           1,067

South Bend, Indiana Redevelopment Authority
Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011                                         405             425
5.200% due 02/01/2012                                         230             242
5.500% due 02/01/2015                                         180             188
                                                                         --------
                                                                            6,208
                                                                         ========
Kentucky 5.3%
Kentucky State Turnpike
Authority Economic Development
Road Revenue Bonds, Series 1993
8.440% due 06/06/2012 (d)                                   5,000           5,750
                                                                         --------
Louisiana 0.2%
Louisiana Local Government Revenue Bonds,
(MBIA Insured), Series 2000
5.700% due 01/01/2010                                         250             270
                                                                         --------
Massachusetts 3.8%
Massachusetts Housing Finance Agency
Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008                                       1,500           1,580

Massachusetts State Development Finance
Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                         400             400

Massachusetts State Development Finance
Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007                                         210             217
4.800% due 11/01/2008                                          90              93

Massachusetts State General Obligation Ltd.
Bonds, (MBIA-IBC Insured), Series 1993
5.500% due 02/01/2011                                       1,000           1,053

Massachusetts State Health & Educational
Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014                                         500             550

Massachusetts State Health Facilities
Authority Revenue Bonds, Series 1993
5.500% due 10/01/2002                                         270             269
                                                                         --------
                                                                            4,162
                                                                         ========
Michigan 3.0%
Michigan State Environmental Protection
General Obligation Bonds, Series 1992
6.250% due 11/01/2012                                       1,100           1,290

Michigan State Strategic Fund Ltd.
Obligation Revenue Bonds, Series 2001
5.450% due 09/01/2029                                       2,000           2,002
                                                                         --------
                                                                            3,292
                                                                         ========
Minnesota 1.0%
New Richland, Minnesota Revenue Bonds,
Series 1998 4.500% due 08/01/2004                        $  1,000        $  1,039
                                                                         --------
Missouri 0.9%
Missouri State Housing Development
Community Revenue Bonds, (FHA Insured),
Series 2001 5.250% due 12/01/2016                           1,000           1,029
                                                                         --------
Nevada 0.4%
Nevada State General Obligation
Bonds, (FGIC Insured), Series 2001
7.580% due 05/15/2028 (d)                                     500             480
                                                                         --------
New Hampshire 2.8%
New Hampshire Health & Educational Facilities
Authority Revenue Bonds, (AMBAC Insured),
Series 2002 5.125% due 07/01/2016                           2,980           3,031
                                                                         --------
New Jersey 21.6%
New Jersey Economic Development
Authority Revenue Bonds, (GTY AGMT Insured),
Series 1998 6.000% due 11/01/2028                           4,000           3,845

New Jersey Economic Development
Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012                                       1,000             943
6.375% due 04/01/2018                                       1,500           1,572
6.375% due 04/01/2031                                       8,000           8,356
6.500% due 04/01/2031                                       2,115           2,244
0.000% due 04/01/2013                                       1,595             836

New Jersey Economic Development Authority
Revenue Bonds, Series 1999 6.625% due 09/15/2012            3,500           3,118

New Jersey State Highway Authority Garden
Street Parkway General Revenue Bonds,
(FGIC Insured), Series 2001 5.500% due 01/01/2015           2,500           2,721
                                                                         --------
                                                                           23,635
                                                                         ========
New Mexico 0.3%
Santa Fe County, New Mexico El Castillo
Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007                                         315             300
                                                                         --------
New York 1.9%
Nassau County, New York Tobacco
Settlement Corp. Revenue Bonds,
Series 1999 5.250% due 07/15/2011                           1,000           1,070

New York State Dormitory Authority Revenue
Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010                                       1,000           1,060
                                                                         --------
                                                                            2,130
                                                                         ========
North Dakota 1.9%
Mercer County, North Dakota Pollution
Control Revenue Bonds, Series 1991
6.900% due 02/01/2019                                       2,000           2,045
                                                                         --------
Oklahoma 0.9%
Oklahoma Housing Finance Agency
Single Family Revenue
Bonds, Series 2001 0.000% due 09/01/2032                    6,750           1,025
                                                                         --------
Pennsylvania 2.9%
Delaware County, Pennsylvania Hospital
Revenue Bonds, Series 1998 4.900% due 12/01/2008              100              98

Delaware County, Pennsylvania Industrial
Development Authority Revenue Bonds,
Series 1997 6.500% due 01/01/2008                             725             786

Pennsylvania Convention Center Revenue
Bonds, (MBIA-IBC Insured), Series 1994
6.750% due 09/01/2019                                       2,000           2,234
                                                                         --------
                                                                            3,118
                                                                         ========

72 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Puerto Rico 0.9%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000 5.750% due 07/01/2010            $        750   $        829
6.000% due 07/01/2026                                        150            161
                                                                   ------------
                                                                            990
                                                                   ============

South Carolina 2.6%
Medical University South Carolina Hospital
Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012                                      1,000          1,033

South Carolina State Public Service Authority
Revenue Bonds, Series 1993 6.838% due
06/28/2013 (d)                                             1,700          1,842
                                                                   ------------
                                                                          2,875
                                                                   ============

Tennessee 1.7%
Nashville & Davidson County, Tennessee Revenue
Bonds, Series 1998 4.450% due 08/01/2007                   1,000          1,031

Sullivan County, Tennessee Industrial Development
Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015                                        750            803
                                                                   ------------
                                                                          1,834
                                                                   ============

Texas 13.1%
Bexar County, Texas Housing Finance Corporate
Multi-Family Revenue Bonds, (FNMA Insured),
Series 2001
4.875% due 06/15/2011                                        900            928

Bexar, Texas Metro Water District Waterworks
System Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                      2,190            338

Brazos River Authority Texas Revenue Bonds, (MBIA
Insured), Series 1998
4.900% due 10/01/2015                                      1,500          1,531

Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                      1,000            967

Del Rio Texas Waterworks & Sewer System Revenue
Bonds, (MBIA Insured), Series 1993
5.500% due 06/01/2015                                      2,400          2,476

Houston, Texas Airport System Revenue Bonds,
Series 2001
6.750% due 07/01/2029                                      1,000            782

Houston, Texas Water & Sewer System Revenue Bonds,
(FSA Insured), Series 2001
5.500% due 12/01/2017                                      1,000          1,049

Katy, Texas Independent School District General
Obligation Ltd. Bonds, (PSF-GTD Insured),
Series 1998
4.750% due 02/15/2024                                      1,500          1,399

Lamar, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020                                      1,750          1,671

Midlothian, Texas Independent School District
General Obligation Bonds, (PSF-GTD Insured),
Series 1999
0.000% due 02/15/2018                                      1,000            382

Red River, Texas Educational Finance Revenue Bonds,
Series 2000 5.750% due 05/15/2017                            750            800

Rio Grande City, Texas Construction Independent
School District General Obligation Bonds,
(PSF-GTD Insured), Series 2000
5.875% due 08/15/2018                                      1,825          1,970
                                                                   ------------
                                                                         14,293
                                                                   ============

Virginia 1.1%
Roanoke, Virginia Industrial Development Authority
Hospital Revenue Bonds, Series 1995
2.750% due 07/01/2019 (d)                                  1,200          1,200
                                                                   ------------

Washington State 2.9%
Washington State General Obligation Bonds,
Series 1998 5.250% due 07/01/2012                   $      3,000   $      3,168
                                                                   ------------

West Virginia 1.2%
West Virginia State Parkways Economic Development
& Tourism Authority Revenue Bonds, (FGIC Insured),
Series 1993 8.995% due 05/16/2019 (d)                      1,200          1,308
                                                                   ------------

Total Municipal Bonds & Notes                                           115,178
(Cost $111,647)                                                    ============


   U.S. TREASURY OBLIGATIONS 0.3%

Treasury Inflation Protected Securities
     3.375% due 01/15/2007 (b)(e)                            280            288
                                                                   ------------
Total U.S. Treasury Obligations                                             288
(Cost $285)                                                        ============


   SHORT-TERM INSTRUMENTS 0.3%

Money Market Fund 0.3%
SSgA Tax Free Money Market
     1.940% due 10/01/2001                                   334            334
                                                                   ------------
Total Short-Term Instruments                                                334
(Cost $334)                                                        ============


Total Investments (a) 106.1%                                       $    115,800
(Cost $112,266)

Other Assets and Liabilities (Net) (6.1%)                                (6,676)
                                                                   ------------

Net Assets 100.0%                                                  $    109,124
                                                                   ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $      4,316

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (782)
                                                                   ------------
Unrealized appreciation-net                                        $      3,534
                                                                   ============

(b) Securities with an aggregate market value of $288 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                        # of         Unrealized
Type                                                Contract     (Depreciation)
-------------------------------------------------------------------------------
Municipal Bond (12/2001)                                  45       $        (21)
U.S. Treasury 30 Year Bond (12/2001)                      75               (143)
                                                                   ------------
                                                                   $       (164)
                                                                   ============

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 73

PIMCO Schedule of Investments Class D
New York Municipal Bond Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 96.8%

New Jersey 17.7%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031            $        850   $        888

New York 71.6%
Amherst, New York General Obligation Bonds,
(FGIC Insured), Series 1999-A
5.500% due 12/01/2008                                        150            167

Edmeston, New York Central School District General
Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007                                        150            163

Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                        150            160

New York City, New York Individual Development
Agency Special Facilities Revenue Bonds,
Series 1998
5.250% due 12/01/2032                                        400            302

New York City, New York Individual Development
Revenue Bonds, Series 1997
5.650% due 10/01/2028                                        150            148

New York City, New York Industrial Development
Agency Pipeline Airport Facility Revenue Bonds,
Series 2001
5.500% due 07/01/2028                                      1,000            925

New York City, New York Trust Cultural Reserve
Revenue Bonds, Series 1990 2.550% due
12/01/2015 (c)                                               147            147

New York State General Obligation Bonds,
Series 1997-D 5.250% due 08/01/2021                          100            100

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 07/01/2002                                        150            153

New York State Dormitory Authority Revenue Bonds,
(FSA Insured), Series 1998
4.750% due 07/01/2008                                        150            158

New York State Dormitory Authority Revenue Bonds,
Series 2000 6.000% due 07/01/2010                            150            163

New York State Dormitory Authority Revenue Bonds,
Series 2001 5.500% due 07/01/2030                            200            203

New York State Energy Research & Development
Authority Pollution Control Revenue Bonds,
Series 1985 2.650% due 07/01/2015 (c)                        100            100

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                                        150            158

New York State Power Authority Revenue & General
Purpose Bonds, Series 1972-E
5.500% due 01/01/2010                                        125            137

New York State Urban Development Corp. Revenue
Bonds, Series 1999 5.000% due 01/01/2005                     150            158

Rockland County, New York Solid Waste Management
Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005                                        145            153

Suffolk County, New York Individual Development
Agency Research Facility Revenue Bonds, (LOC-Morgan
Guaranty Trust), Series 1993
2.750% due 07/01/2023 (c)                                    100            100
                                                                   ------------
                                                                          3,595
                                                                   ============

Puerto Rico 7.5%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, 2000 6.000% due 07/01/2026                   $        100   $        107

Puerto Rico Electric Power Authority Revenue
Bonds, (FSA Insured), Series 1992
9.178% due 07/01/2023 (c)                                    250            271
                                                                   ------------
                                                                            378
                                                                   ------------
Total Municipal Bonds & Notes                                             4,861
(Cost $4,790)                                                      ============


   SHORT-TERM INSTRUMENTS 1.7%

Money Market Fund 1.7%
Reich & Tang New York Money Market
     1.890% due 10/01/2001 (b)                                86             86
                                                                   ------------
Total Short-Term Instruments                                                 86
(Cost $86)                                                         ============


Total Investments (a) 98.5%                                        $      4,947
(Cost $4,876)

Other Assets and Liabilities (Net) 1.5%                                      77
                                                                   ------------

Net Assets 100.0%                                                  $      5,024
                                                                   ============


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $        163

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (92)
                                                                   ------------

Unrealized appreciation-net                                        $         71
                                                                   ============

(b) Securities with an aggregate market value of $11 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                            # of     Unrealized
Type                                                    Contract (Depreciation)
-------------------------------------------------------------------------------
Municipal Bond (12/2001)                                       5   $         (3)
                                                                   ------------

(c) Variable rate security. The rate listed is as of September 30, 2001.

74 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Schedule of Investments  Class D
Real Return Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 20.2%

Banking & Finance 12.9%
Allstate Financial Global Funding
     7.125% due 09/26/2005                          $      2,500   $      2,693
Associates Corp. of North America
     3.900% due 05/08/2003 (d)                             1,500          1,506
Atlas Reinsurance PLC
     6.520% due 04/04/2003 (d)                             6,700          6,700
     7.520% due 10/04/2004 (d)                             4,400          4,400
Bear Stearns Co., Inc.
     3.850% due 12/01/2003 (d)                               500            501
     4.147% due 09/21/2004 (d)                             1,000          1,000
Boeing Capital Corp.
     5.650% due 05/15/2006                                 5,000          5,025
Chase Manhanttan Corp.
     3.820% due 12/10/2001 (d)                               500            501
CIT Group, Inc.
     4.270% due 04/07/2003 (d)                               300            301
Donaldson, Lufkin & Jenrette, Inc.
     4.150% due 04/25/2003 (d)                             7,500          7,528
DQE Capital Corp.
     4.270% due 01/15/2002 (d)                             1,000          1,001
Export-Import Bank Korea
     6.500% due 11/15/2006                                 2,500          2,578
Finova Group, Inc.
     7.500% due 11/15/2009                                   840            330
First Union Corp.
     7.550% due 08/18/2005                                10,000         10,945
Florida Windstorm Underwriting Association
     6.700% due 08/25/2004                                   500            528
Ford Motor Credit Co.
     3.720% due 02/13/2003 (d)                               350            346
     4.076% due 06/20/2003 (d)                            18,500         18,278
     3.303% due 06/23/2003 (d)                             1,000            991
     4.120% due 01/26/2004 (d)                             8,200          8,100
General Motors Acceptance Corp.
     3.720% due 12/09/2002 (d)                             2,000          1,983
     3.985% due 07/21/2003 (d)                             3,500          3,442
     3.986% due 08/04/2003 (d)                             5,000          4,934
Halyard RE
    10.376% due 04/05/2002 (d)                               800            801
Heller Financial, Inc.
     3.880% due 04/26/2002 (d)                               250            250
     6.500% due 07/22/2002                                 1,000          1,030
     7.500% due 08/23/2002                                10,200         10,591
     3.965% due 04/28/2003 (d)                             3,000          3,005
Household Finance Corp.
     4.025% due 08/06/2002 (d)                             2,000          2,007
J.P. Morgan & Co., Inc.
     8.381% due 02/15/2012 (d)                             6,370          6,213
Juno RE Ltd.
    10.367% due 06/26/2002 (d)                             9,050          9,036
Korea Development Bank
     6.118% due 03/01/2002 (d)                               500            496
     8.294% due 06/16/2003 (d)                               500            490
Lehman Brothers Holdings, Inc.
     4.290% due 06/03/2002 (d)                             2,500          2,505
     4.570% due 07/15/2002 (d)                               600            603
     4.290% due 09/03/2002 (d)                             2,000          2,003
MBNA America Bank NA
     3.950% due 04/25/2002 (d)                               500            499
Merrill Lynch & Co.
     3.850% due 02/04/2003 (d)                             2,000          2,001
     3.958% due 08/01/2003 (d)                             4,000          4,012
     3.847% due 05/21/2004 (d)                             2,100          2,104
Monumental Global Funding II
     3.980% due 09/26/2003 (d)                             2,000          2,000
Morgan Stanley, Dean Witter & Co.
     3.920% due 04/15/2002 (d)                             1,000          1,001
     3.747% due 02/21/2003 (d)                             1,500          1,502
     4.097% due 03/11/2003 (d)                             2,000          2,002
National Australia Bank Ltd.
     4.186% due 05/19/2010 (d)                             1,500          1,504
National Rural Utilities Cooperative Finance Corp.
     5.393% due 05/31/2002 (d)                             1,900          1,903
     3.790% due 07/17/2003 (d)                            10,000         10,006
National Westminster Bank PLC
     3.650% due 09/16/2002 (d)                             3,500          3,509
NeHi, Inc.
     7.600% due 06/09/2003 (d)                             3,000          3,015
Old Kent Bank
     4.428% due 11/01/2005 (d)                             1,000            999
Pemex Finance Ltd.
     6.125% due 11/15/2003                                   300            306
Premium Asset Trust
     3.837% due 11/27/2004 (d)                             5,000          5,014
Protective Life Funding Trust
     4.110% due 01/17/2003 (d)                             1,000          1,003
Prudential Funding Corp.
     3.990% due 10/18/2001 (d)                             3,000          3,002
     6.375% due 07/23/2006                                 7,000          7,312
PS Colorado Credit Corp.
     4.175% due 05/30/2002 (d)                             1,300          1,302
Residential Reinsurance
     8.510% due 06/01/2004                                 5,500          5,500
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (g)                            22,218         22,332
     3.955% due 04/28/2003 (d)                             3,000          3,005
Seismic Ltd.
     8.336% due 01/01/2002 (d)                             2,500          2,496
Textron Financial Corp.
     3.950% due 10/26/2001 (d)                             2,500          2,502
     4.058% due 09/17/2002 (d)                             5,000          5,009
     3.870% due 12/09/2002 (d)                             1,000          1,004
Toyota Motor Credit Corp.
     7.586% due 02/15/2002 (d)                               400            402
Trinom Ltd.
     7.910% due 12/18/2004 (d)                             6,500          6,500
Washington Mutual Capital I
     3.860% due 05/17/2004 (d)                            20,000         20,040
Western Capital
     9.440% due 01/07/2003 (d)                             5,000          5,000
                                                                   ------------
                                                                        250,427
                                                                   ============

Industrials 4.8%
AIC Corp.
     5.026% due 10/02/2002 (d)                               250            251
American Airlines, Inc.
     6.978% due 04/01/2011                                 3,000          3,024
Coastal Corp.
     4.278% due 07/21/2003 (d)                             8,000          8,027
Cox Enterprises, Inc.
     4.578% due 05/01/2033 (d)                             2,000          2,014
DaimlerChrysler North America Holding Corp.
     3.920% due 12/16/2002 (d)                             2,000          2,011
     3.880% due 08/16/2004 (d)                             5,000          4,904
     8.500% due 01/18/2031                                16,900         17,879
Delta Air Lines, Inc.
     8.540% due 01/02/2007                                 3,734          3,578
Enron Corp.
     8.000% due 08/15/2005                                 4,000          4,139
Fred Meyer, Inc.
     7.375% due 03/01/2005                                 2,000          2,143
Global Crossing Holding Ltd.
     6.000% due 10/15/2013                                 1,250            756
HCA - The Healthcare Co.
     5.351% due 09/19/2002 (d)                             8,000          8,011
Petroleos Mexicanos
     9.500% due 09/15/2027                                 4,750          5,047
Qwest Capital Funding, Inc.
     4.270% due 07/08/2002 (d)                             2,500          2,503
SR Wind Ltd.
     8.887% due 05/18/2005 (d)                             6,000          5,980
     9.387% due 05/18/2005 (d)                             2,500          2,526
Staples, Inc.
     4.362% due 11/26/2001 (d)                             2,000          2,003

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 75

Real Return Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
United Air Lines, Inc.
     3.682% due 12/02/2002 (d)                      $      1,149   $      1,154
Walt Disney Co.
     4.500% due 09/15/2004                                15,000         15,064
Waste Management, Inc.
     7.100% due 08/01/2026                                 1,500          1,564
                                                                   ------------
                                                                         92,578
                                                                   ============

Utilities 2.5%
Allete
     4.610% due 10/20/2003 (d)                             2,500          2,506
Commonwealth Edison Co.
     4.210% due 09/30/2002 (d)                             1,000          1,001
Deutsche Telekom AG
     7.750% due 06/15/2005                                10,000         10,689
Dominion Resources, Inc.
     3.800% due 09/16/2002 (d)                             3,500          3,519
     7.600% due 07/15/2003                                 5,000          5,312
Entergy Gulf States, Inc.
     4.662% due 06/02/2003 (d)                             4,500          4,514
Hawaiian Electric Industries, Inc.
     4.820% due 04/15/2003 (d)                             2,000          2,004
Oneok, Inc.
     4.358% due 04/24/2002 (d)                             2,000          2,003
Scana Corp.
     4.150% due 02/08/2002 (d)                             1,900          1,901
     4.420% due 07/15/2002 (d)                             3,900          3,904
Sprint Capital Corp.
     3.860% due 11/15/2001 (d)                             1,000          1,001
     3.870% due 06/10/2002 (d)                             3,000          3,008
Vodafone Group PLC
     3.957% due 12/19/2001 (d)                             6,500          6,509
WorldCom, Inc.
     7.375% due 01/15/2003                                 1,000          1,035
                                                                   ------------
                                                                         48,906
                                                                   ------------
Total Corporate Bonds & Notes                                           391,911
(Cost $389,246)                                                    ============


   MUNICIPAL BONDS & NOTES 0.0%

New Mexico 0.0%
New Mexico Mortgage Finance Authorities Revenue
Bonds, (GNMA,FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                                        140            153
                                                                   ------------

New York 0.0%
New York City General Obligation Bonds, Series 1997
3.897% due08/01/2002 (d)                                      24             24
                                                                   ------------

Total Municipal Bonds & Notes                                               177
(Cost $164)                                                        ============


   U.S. GOVERNMENT AGENCIES 0.6%

Fannie Mae
     5.440% due 03/13/2002 (d)                             7,600          7,642
Federal Farm Credit Bank
     3.654% due 02/14/2002 (d)                               600            603
Federal Home Loan Bank
     7.535% due 02/15/2002 (d)                             2,485          2,497
SallieMae
     4.373% due 01/25/2007 (d)                               208            208
                                                                   ------------
Total U.S. Government Agencies                                           10,950
(Cost $10,872)                                                     ============


   U.S. TREASURY OBLIGATIONS 121.5%

Treasury Inflation Protected Securities (g)(h)
     3.625% due 07/15/2002 (b)                           466,208        474,367
     3.375% due 01/15/2007                               265,757        273,481
     3.625% due 01/15/2008                               248,006        257,384
     3.875% due 01/15/2009                               582,284        612,672
     4.250% due 01/15/2010                               197,177        212,890
     3.500% due 01/15/2011                                16,325         16,795
     3.625% due 04/15/2028                               228,233        234,439
     3.875% due 04/15/2029                               260,239        279,514
                                                                   ------------
Total U.S. Treasury Obligations                                       2,361,542
(Cost $2,321,841)                                                  ============


   MORTGAGE-BACKED SECURITIES 0.8%

Collateralized Mortgage Obligations 0.8%
Bear Stearns Adjustable Rate Mortgage Trust
     6.820% due 11/25/2030 (d)                      $      3,837   $      3,909
Freddie Mac
     7.000% due 07/15/2022                                   204            204
     6.500% due 01/25/2028                                   100             99
     7.000% due 10/15/2030                                 3,000          3,157
GMAC Commercial Mortgage Asset Corp.
     3.357% due 07/20/2002                                 7,304          7,304
                                                                   ------------
                                                                         14,673
                                                                   ============

Fannie Mae 0.0%
     8.054% due 10/01/2024 (d)                               254            272
                                                                   ------------

Federal Housing Administration 0.0%
     7.430% due 12/01/2020                                   293            302
                                                                   ------------

Total Mortgage-Backed Securities                                         15,247
(Cost $15,011)                                                     ============


   ASSET-BACKED SECURITIES 1.3%

AESOP Funding II LLC
     3.860% due 11/20/2006 (d)                            14,000         13,925
AFC Home Equity Loan Trust
     2.881% due 03/25/2027 (d)                               140            140
American Residential Eagle Trust
     4.132% due 07/25/2029 (d)                             3,490          3,499
Asset Backed Securities Corp. Home Equity
     3.155% due 06/21/2029 (d)                             2,164          2,172
Conseco Finance
     7.890% due 07/15/2018                                 2,000          2,114
     8.170% due 12/15/2025                                 2,000          2,169
Conseco Finance Home Loan Trust
     8.880% due 06/15/2024                                   750            819
EQCC Home Equity Loan Trust
     3.307% due 03/20/2029 (d)                               138            138
SallieMae
     4.143% due 07/25/2004 (d)                                35             35
     4.173% due 10/25/2004 (d)                                33             33
     5.261% due 04/25/2006 (d)                               999            998
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                   105            106
                                                                   ------------
Total Asset-Backed Securities                                            26,148
(Cost $25,851)                                                     ============


   SOVEREIGN ISSUES 0.0%

United Mexican States
     0.000% due 06/30/2003 (d)                               718              6
                                                                   ------------
Total Sovereign Issues                                                        6
(Cost $0)                                                          ============


   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.3%

Caisse D'amort Dette Soc
     3.800% due 07/25/2006                         EC      5,169          4,807
Commonwealth of Canada
     4.000% due 12/01/2031                         C$         22             14
Commonwealth of New Zealand
     4.500% due 02/15/2016                         N$     33,500         14,695
Republic of France
     3.000% due 07/25/2009                         EC     28,552         25,282
                                                                   ------------
Total Foreign Currency-Denominated Issues                                44,798
(Cost $44,430)                                                     ============


   CONVERTIBLE BONDS & NOTES 0.2%

Utilities 0.2%
Nabors Industries, Inc.
     0.000% due 06/20/2020                          $      5,000          3,106
                                                                   ------------
Total Convertible Bonds & Notes                                           3,106
(Cost $3,136)                                                      ============


76 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------

   SHORT-TERM INSTRUMENTS 3.8%

Commercial Paper 2.9%
CDC
     3.380% due 10/01/2001                        $     40,000     $     40,000
General Electric Capital Corp.
     3.530% due 12/27/2001                                 100               99
UBS Finance, Inc.
     3.450% due 10/01/2001                              15,000           15,000
     3.870% due 10/02/2001                                 100              100
     3.740% due 12/19/2001                               1,900            1,889
                                                                   ------------
                                                                         57,088
                                                                   ============

Repurchase Agreement 0.9%
State Street Bank
     2.600% due 10/01/2001                              17,000           17,000
     (Dated 09/28/2001. Collateralized by
     Fannie Mae 5.000% due 02/03/2003 valued
     at $17,343. Repurchase proceeds are
     $17,004.)

U.S. Treasury Bills 0.0%
     3.518% due 10/18/2001 (b)(i)                          800              799
                                                                   ------------

Total Short-Term Instruments                                             74,887
(Cost $74,882)                                                     ============


Total Investments (a) 150.7%                                       $  2,928,772
(Cost $2,885,433)

Other Assets and Liabilities (Net) (50.7%)                             (984,888)
                                                                   ------------

Net Assets 100.0%                                                  $  1,943,884
                                                                   ============


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     46,027

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (2,688)
                                                                   ------------

Unrealized appreciation-net                                        $     43,339
                                                                   ============

(b) Securities with an aggregate market value of $911 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
-------------------------------------------------------------------------------
Eurodollar June Futures (06/2003)                          378     $        902
Eurodollar September Futures (09/2002)                     300                0
U.S. Treasury 5 Year Note (12/2001)                         24              (23)
                                                                   ------------
                                                                   $        879
                                                                   ============

(c) Swap agreements outstanding at September 30, 2001:

                                                      Notional       Unrealized
Type                                                    Amount   (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2005                                    $    10,000     $     (1,062)

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                          5,000             (334)

Receive floating rate based on 3-month LIBOR plus
1.000% and pay to the counterparty the notional amount of $5,000 in exchange for shares of Nabors
Industries, Inc. due 6/20/2020 when the
convertible debentures mature.

Broker: Morgan Stanley Dean Witter
Exp. 06/20/2003                                          3,042              (20)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/15/2003                                         15,900             (345)

Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due
06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002s                                         1,000               (1)
                                                                   ------------
                                                                   $     (1,762)
                                                                   ============

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:

                                  Principal
                                     Amount                          Unrealized
                                 Covered by         Settlement    Appreciation/
Type           Currency            Contract              Month   (Depreciation)
-------------------------------------------------------------------------------
Buy                  C$              28,552            10/2001     $        (29)
Sell                                 57,380            10/2001              126
Sell                 EC              24,613            10/2001              153
Sell                 JY              78,994            10/2001               (5)
Sell                 N$              36,053            10/2001            1,149
                                                                   ------------
                                                                   $      1,394
                                                                   ============

(f) Principal amount denoted in indicated currency:

          C$ - Canadian Dollar
          EC - Euro
          JY - Japanese Yen
          N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Subject to financing transaction.

(i) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 77

PIMCO Schedule of Investments Class D
Short Duration Municipal Income Fund
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 98.2%

Alaska 0.7%
Valdez, Alaska Marine Term Ref-Exxon Pipeline Co.
Revenue Bonds, Series 1993
2.650% due 12/01/2033 (b)                           $        100   $        100
                                                                   ------------

Arizona 3.4%
Maricopa County, Arizona Pollution Control Revenue
Bonds, Series 1994 2.650% due 05/01/2029 (b)                 500            500
                                                                   ------------

California 7.2%
East Bay, California Municipal Utility District
Water System Revenue Bonds, (MBIA Insured),
Series 1993 5.200% due 06/01/2008                          1,000          1,056
                                                                   ------------

Colorado 3.5%
Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2002                          500            506
                                                                   ------------

Florida 16.8%
Atlantic Beach, Florida Health Care Revenue Bonds,
(ACA Insured), Series 1999
5.000% due 10/01/2001                                        500            500

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured),
Series 1997 4.840% due 12/01/2017 (b)                        500            465

Orange County, Florida School Board Certificate of
Participation Bonds, (AMBAC Insured), Series 2000
2.650% due 08/01/2025 (b)                                    195            195

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A 4.143% due 10/01/2015 (b)                      750            750

Palm Beach County, Florida Health Facilities
Authority Revenue Bonds, (MBIA-IBC Insured),
Series 1993 6.300% due 10/01/2022                            500            542
                                                                   ------------
                                                                          2,452
                                                                   ============

Illinois 6.6%
Illinois Educational Facilities Authority Revenue
Bonds, Series 1993 6.520% due 07/01/2012 (b)                 300            336

Illinois Health Facilities Authority Revenue Bonds,
Series 1977 6.700% due 10/01/2005                            580            624
                                                                   ------------
                                                                            960
                                                                   ============

Kansas 3.5%
Burlington, Kansas Pollution Control Revenue Bonds,
(MBIA Insured), Series 1991
7.000% due 06/01/2031                                        500            512
                                                                   ------------

Louisiana 2.1%
Louisiana State Offshore Terminal Authority
Deepwater Port Revenue Bonds, Series 1992
2.650% due 09/01/2008 (b)                                    300            300
                                                                   ------------

Maine 3.9%
Eastport, Maine Industrial Development Revenue
Bonds, (Wachovia Bank Insured), Series 1989
4.750% due 11/15/2001                                        250            251
5.100% due 11/15/2003                                        300            312
                                                                   ------------
                                                                            563
                                                                   ============

Massachusetts 2.5%
Massachusetts Housing Finance Agency Revenue
Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008                                        250            263

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, Series 1985
2.650% due 01/01/2035 (b)                                    100            100
                                                                   ------------
                                                                            363
                                                                   ============

Michigan 4.1%
University of Michigan Revenue Bonds, Series 1992
1.000% due 12/01/2019 (b)                           $        300   $        300

University of Michigan Revenue Bonds, Series 1998
2.700% due 12/01/2024 (b)                                    300            300
                                                                   ------------
                                                                            600
                                                                   ============

Missouri 5.8%
Kansas City, Missouri Industrial Development
Authority Hospital Revenue Bonds, (MBIA Insured),
Series 1985 2.650% due 04/15/2015 (b)                        100            100

Missouri State Development Finance Board
Infrastructure Facility Revenue Bonds, (Canadian
Imperial Bank Insured), Series 1997
2.650% due 12/01/2003 (b)                                    100            100

Missouri State Housing Development Community
Mortgage Revenue Bonds, (GNMA/FNMA Insured),
Series 1996 7.100% due 09/01/2027                            140            145

St. Louis, Missouri Airport Revenue Bonds,
Series 2000 6.250% due 01/01/2002                            500            503
                                                                   ------------
                                                                            848
                                                                   ============

New Jersey 10.8%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998
6.375% due 04/01/2018                                        500            524
6.375% due 04/01/2031                                      1,000          1,045
                                                                   ------------
                                                                          1,569
                                                                   ============

New York 4.2%
New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1992
5.900% due 07/01/2005                                        100            102

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999
4.300% due 07/01/2002                                        500            508
                                                                   ------------
                                                                            610
                                                                   ============

Ohio 4.8%
Ohio State Air Quality Development Authority
Revenue Bonds, (Barclays Bank PLC Insured),
Series 1995 2.600% due 09/01/2030 (b)                        300            300

Ohio State Air Quality Development Authority
Revenue Bonds, (Morgan Guaranty Trust Insured),
Series 1985 2.700% due 12/01/2015 (b)                        400            400
                                                                   ------------
                                                                            700
                                                                   ============

Pennsylvania 0.7%
Pennsylvania State Higher Educational Facilities
Authority College & University Revenue Bonds,
Series 1986 7.200% due 10/01/2001                            100            100
                                                                   ------------

Puerto Rico 6.4%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000 5.750% due 07/01/2010                     250            276

Puerto Rico Electric Power Authority Revenue Bonds,
(FSA Insured), Series 1992
9.178% due 07/01/2023 (b)                                    600            651
                                                                   ------------
                                                                            927
                                                                   ============

Texas 3.3%
Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                        500            484
                                                                   ------------

Virginia 2.1%
Roanoke, Virginia Industrial Development Authority
Hospital Revenue Bonds, (First Union National Bank
Insured), Series 1995 2.750% due 07/01/2019 (b)              300            300
                                                                   ------------

Washington State 4.8%
Washington State Health Care Facilities Authority
Revenue Bonds, (Morgan Guaranty Trust Insured),
Series 1991 2.650% due 01/01/2018 (b)                        700            700
                                                                   ------------

78 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                     Principal
                                      Amount             Value
                                      (000s)             (000s)
---------------------------------------------------------------
Wisconsin 1.0%
Oshkosh, Wisconsin Water Revenue
Bonds, Series 1999
4.700% due 01/01/2002                $   150           $    150
                                                       --------
Total Municipal Bonds & Notes                            14,300
                                                       ========
(Cost $13,999)

   SHORT-TERM INSTRUMENTS 0.3%

Money Market Fund 0.3%
SSgA Tax Free Money Market

     1.940% due 10/01/2001                47                 47
                                                       --------
Total Short-Term Instruments                                 47
                                                       ========
(Cost $47)

Total Investments (a) 98.5%                            $ 14,347
(Cost $14,046) 1.5%

Other Assets and Liabilities (Net)                          219
                                                       --------

Net Assets 100.0%                                      $ 14,566
                                                       ========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net
unrealized appreciation (depreciation)
of investments based on cost for federal
income tax purposes was as follows:
Aggregate gross unrealized appreciation
for all investments in which there was an
excess of value over tax cost.                         $    328


Aggregate gross unrealized
depreciation for all
investments in which there was an
excess of tax
cost over value.                                            (27)
                                                       ---------
Unrealized appreciation-net                            $    301
                                                       =========
(b) Variable rate security. The rate listed
is as of September 30, 2001.


                               See accompanying notes | 9.30.01 | PIMCO Funds 79

PIMCO Schedule of Investments Class D
Short-Term Fund
September 30, 2001 (Unaudited)

                                     Principal
                                      Amount      Value
                                      (000s)     (000s)
-------------------------------------------------------
CORPORATE BONDS &  NOTES 33.0%

Banking & Finance 16.6%
ABN AMRO Bank
     6.625% due 10/31/2001           $ 2,000   $  2,006
Banco Nacional Obra Services
     9.625% due 11/15/2003             3,900      4,006
Bank One Corp.
     4.517% due 01/24/20(d)            2,000      2,003
BankBoston Corp.
     6.125% due 03/15/2002             1,000      1,016
Bankunited FSB
     5.400% due 02/02/2004             4,000      4,135
Bear Stearns Co., Inc.
     5.125% due 02/22/20(d)            4,200      4,135
     5.270% due 09/21/20(d)            3,900      3,901
Chrysler Financial Corp. LLC
     5.250% due 10/22/2001             2,800      2,803
     5.690% due 11/15/2001             1,200      1,204
CIT Group, Inc.
     3.510% due 09/13/20(d)            6,300      6,312
Citigroup, Inc.
     5.500% due 08/19/20(d)           11,040     11,529
Countrywide Funding Corp.
     8.760% due 03/05/2002               500        512
Donaldson, Lufkin & Jenrette, Inc.
     4.280% due 07/18/20(d)            8,000      8,028
DQE Capital Corp.
     5.260% due 01/15/20(d)            2,000      2,001
Export-Import Bank Korea
     6.500% due 02/10/2002             1,000      1,014
First Union Corp.
     8.125% due 06/24/2002             1,350      1,398
First USA Bank
     4.140% due 05/15/20(d)            6,000      6,010
Ford Credit Canada
     3.310% due  12/16/20(d)          10,000     10,006
Ford Motor Credit Co.
     3.732% due 06/02/20(d)            2,500      2,474
     4.320% due 03/08/20(d)            4,300      4,286
     3.747% due 05/21/20(d)            3,300      3,236
     4.200% due 07/18/20(d)           10,000      9,760
General Motors Acceptance Corp.
     5.800% due 03/12/2003             1,500      1,542
     5.950% due 03/14/2003             1,700      1,743
     4.130% due 08/18/20(d)           16,575     16,329
     3.956% due 11/07/20(d)            8,700      8,548
     5.547% due 01/20/20(d)            3,900      3,498
     4.450% due 05/04/20(d)            4,000      3,945
Golden West Financial Corp.
     7.875% due 01/15/2002             3,450      3,498
     6.700% due 07/01/2002             6,870      7,053
Goldman Sachs Group, Inc.
     3.988% due 01/17/20(d)            5,000      5,005
Heller Financial, Inc.
     3.950% due 04/22/20(d)           12,900     12,923
     6.500% due 07/22/2002             1,000      1,030
Korea Development Bank
     7.900% due 02/01/2002               900        912
     7.625% due 10/01/2002             2,500      2,598
Lehman Brothers Holdings, Inc.
     4.356% due 05/07/20(d)            3,000      3,012
     4.220% due 04/04/20(d)            3,000      3,006
     3.712% due 06/03/20(d)            2,800      2,788
Meridian Bancorp, Inc.
     7.875% due 07/15/2002             1,500      1,551
Merrill Lynch & Co.
     4.593% due 08/01/20(d)            4,000      4,012
Morgan Stanley, Dean Witter & Co.
     3.830% due 01/28/20(d)            8,600      8,611
National Consumer Coop Bank
     4.500% due 10/26/20(d)           10,000     10,008
National Rural Utilities Cooperative
 Finance Corp.
     3.657% due 07/17/20(d)           17,200     17,210
Paine Webber Group, Inc.
     4.330% due 07/15/2002 (d)       $10,000   $ 10,035
Protective Life Funding Trust
     4.110% due 01/17/2003 (d)         2,000      2,007
PS Colorado Credit Corp.
     4.175% due 05/30/2002 (d)         2,000      2,004
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (d)         3,358      3,375
     4.040% due 07/18/2007 (d)         5,000      5,013
Transamerica Finance Corp.
     3.406% due 12/14/2001 (d)         4,000      4,005
U.S. Bancorp
     4.543% due 02/03/2003 (d)         3,700      3,715
USAA Capital Corp.
     7.050% due 11/08/2006               445        486
Verizon Global Funding Corp.
     6.750% due 12/01/2005             3,000      3,198
                                                -------
                                                245,164
                                                =======

Industrials 6.9%
Air Canada
     6.037% due 07/31/2005 (d)         1,455      1,389
AOL Time Warner, Inc.
     6.125% due 04/15/2006             3,000      3,100
Clear Channel Communications, Inc.
     3.700% due 06/15/2002 (d)           900        903
Coastal Corp.
     4.913% due 07/21/2003 (d)         5,000      5,017
Conagra Foods, Inc.
     5.500% due 10/15/2002             3,300      3,366
     4.220% due 09/10/2003 (d)        11,800     11,822
DaimlerChrysler North America Holding
 Corp.
     6.670% due 02/15/2002             5,900      5,972
     6.590% due 06/18/2002             5,000      5,113
     3.797% due 08/23/2002 (d)         5,800      5,802
     3.270% due 09/16/2002 (d)         7,000      6,959
     3.920% due 12/16/2002 (d)         2,100      2,112
     1.000% due 08/01/2003 (d)         2,800      2,775
     3.880% due 08/16/2004 (d)         2,800      2,746
HCA - The Healthcare Co.
     4.610% due 09/19/2002 (d)        10,000     10,013
Kroger Co.
     4.310% due 08/16/2012 (d)         5,000      5,006
McDonald's Corp.
     6.000% due 06/23/2002               475        486
Racers
     3.712% due 03/03/2003 (d)        10,000      10,021
Safeway, Inc.
     5.875% due 11/15/2001             1,900       1,906
     7.000% due 09/15/2002             9,300       9,541
Staples, Inc.
     4.925% due 11/26/2001 (d)         1,400       1,402
Time Warner, Inc.
     6.100% due 12/30/2001             3,000       3,016
     9.625% due 05/01/2002             3,000       3,100
                                                 -------
                                                 101,567
                                                 =======

Utilities 9.5%
Allete
    4.610% due 10/20/2003 (d)          8,800       8,817
British Telecom PLC
    4.445% due 12/15/2003 (d)         16,000      16,320
Central Power & Light Co.
    3.978% due 02/22/2002 (d)          2,000       2,003
CenturyTel, Inc.
    7.750% due 10/15/2002              2,000       2,062
Commonwealth Edison Co.
    5.527% due 09/30/2003 (d)          2,000       2,001
Deutsche Telekom AG
    7.750% due 06/15/2005              8,000       8,551
Dominion Resources, Inc.
    3.800% due 09/16/2002 (d)          6,500       6,535
Entergy Gulf States, Inc.
    4.847% due 09/01/2004 (d)         10,000      10,009
Exelon Corp.
    5.625% due 11/01/2001              2,000       2,003

80 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------

France Telecom
    5.148% due 03/14/2003(d)                           $     1,500    $    1,517
    3.207% due 07/16/2003(d)                                 6,600         6,604
Indiana Michigan Power Co.
    4.087% due 09/03/2002(d)                                 1,000         1,002
Oneok, Inc.
    4.358% due 04/24/2002(d)                                 5,000         5,007
Pacific Gas & Electric Co.
    7.057% due 10/31/2001(c)(d)                              1,900         1,634
Sierra Pacific Resources
    5.477% due 04/20/2002(d)                                 3,000         2,972
    5.427% due 04/20/2003(d)                                 5,000         4,846
Sprint Capital Corp.
    7.625% due 06/10/2002                                    8,865         9,133
    8.125% due 07/15/2002                                    1,000         1,032
Texas Utilities Corp.
    3.715% due 12/20/2002(d)                                 3,090         3,094
    6.750% due 04/01/2003(d)                                 1,665         1,730
    3.750% due 06/15/2003(d)                                15,800        15,810
Williams Cos., Inc.
    4.070% due 11/15/2001(d)                                 7,500         7,510
    4.571% due 07/31/2002(d)                                15,000        15,023
WorldCom, Inc.
    5.575% due 11/26/2001(d)                                 3,700         3,704
    7.375% due 01/15/2003                                    1,500         1,552
                                                                      ----------
                                                                         140,471
                                                                      ----------
Total Corporate Bonds & Notes                                            487,202
                                                                      ==========
Cost $485,001)

 MUNICIPAL BONDS & NOTES 1.2%

Connecticut 0.8%
Bridgeport Connecticut General Obligation Bonds,
Series 2001 4.350% due 07/18/2002                           11,000        11,092
                                                                      ----------

North Carolina 0.4%
North Carolina State Education Assistance
 Authority Revenue Bonds,
(GTD Insured), Series 2000
    5.263% due 06/01/2009(d)                                 6,300         6,253
                                                                      ----------

Total Municipal Bonds & Notes                                             17,345
                                                                      ==========
(Cost $17,300)


 U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
     5.750% due 04/15/2003                                     850            87
     6.000% due 03/12/2004                                     520           527
                                                                      ----------
Total U.S. Government Agencies                                             1,414
                                                                      ==========
(Cost $1,363)

 U.S. TREASURY OBLIGATIONS 8.7%

Treasury Inflation Protected Securities (g)
    3.375% due 01/15/2007 (b)                                  112           115
    3.625% due 01/15/2008                                   37,249        38,658
U.S. Treasury Notes
    5.750% due  10/31/2002                                  87,500        89,102
                                                                      ----------
Total U.S. Treasury Obligations                                          127,875
                                                                      ==========
(Cost $127,614)

  MORTGAGE-BACKED SECURITIES 12.2%

Collateralized Mortgage Obligations 7.6%
ABN AMRO Mortgage Corp.
    6.500% due 04/25/2028                                      644           646
CDC Depositor Trust I
    4.110% due 12/14/2001 (d)                                  336           337
Chase Mortgage Finance Corp.
    6.550% due 08/25/2028                                      861           875
Countrywide Home Loans
    6.900% due 10/02/2001                                    2,300         2,300
Dime Savings
    7.317% due 11/01/2018 (d)                                  111           108
DLJ Acceptance Trust
    8.430% due 10/17/2020 (d)                                  362           372
DLJ Mortgage Acceptance Corp.
    7.813% due 09/01/2021 (d)                                   18            18
Donaldson, Lufkin & Jenrette, Inc.
    4.875% due 05/01/2026 (d)                                    9             9
Fannie Mae
    7.250% due 04/25/2007                                       26            26
    6.000% due 02/25/2008                                      677           687
    5.248% due 07/25/2008 (d)                                  457           460
    6.250% due 06/18/2015                                      160           160
    6.000% due 08/18/2016                                   14,931        15,121
    6.150% due 09/25/2016                                      910           909
    7.000% due 09/18/2017                                      380           380
    3.261% due 10/25/2017 (d)                                3,757         3,790
    6.350% due 03/25/2019                                      348           349
    6.250% due 05/25/2019                                      471           479
    7.000% due 12/25/2019                                    4,592         4,606
    6.000% due 08/25/2020                                      890           890
    5.000% due 04/25/2021                                      449           449
    6.500% due 09/18/2023                                      932           943
    8.907% due 06/25/2032                                    6,736         7,285
Freddie Mac
    7.000% due 08/15/2006                                    2,480         2,512
    6.750% due 03/15/2007                                      272           275
    6.250% due 07/15/2007                                      270           273
    6.500% due 10/25/2014                                    3,100         3,127
    6.000% due 01/15/2019                                      462           467
    6.000% due 07/15/2019                                    1,316         1,318
    6.350% due 11/15/2019                                      764           766
    5.500% due 02/15/2020                                      883           892
    3.750% due 06/15/2023 (d)                                  207           207
General Electric Capital Mortgage Services, Inc.
    6.750% due 12/25/2012                                    3,111         3,135
Greenwich Capital Acceptance, Inc.
    7.709% due 04/25/2022 (d)                                   36            36
    7.122% due 10/25/2022 (d)                                    6             6
Impac CMB Trust
    3.860% due 11/25/2031 (d)                                4,700         4,707
Independent National Mortgage Corp.
    7.250% due 11/25/2010                                    2,551         2,585
Mellon Residential Funding Corp.
    4.550% due 10/20/2029 (d)                               10,000         9,690
Norwest Asset Securities Corp.
    6.750% due 09/25/2027                                    4,392         4,430
Prudential Home Mortgage Securities
    6.950% due 11/25/2022                                      233           237
    6.800% due 05/25/2024                                      658           658
Prudential-Bache Trust
    6.448% due 09/01/2018 (d)                                   16            16
Resolution Trust Corp.
    6.745% due 05/25/2029 (d)                                  424           412
TMA Mortgage Funding Trust
    3.041% due 01/25/2029 (d)                                6,440         6,440
Washington Mutual, Inc.
    3.740% due 07/26/2003 (d)                                  360           360
    6.247% due 01/25/2041 (d)                                2,431         2,443
Wells Fargo Mortgage-Backed Securities Trust
    6.776% due 10/25/2031 (d)                               25,000        25,427
                                                                      ----------
                                                                         111,618
                                                                      ==========
Fannie Mae 0.4%
    6.000% due 01/01/2004                                      140           143
    6.375% due 09/25/2031 (d)                                2,000         2,034
    7.000% due 06/01/2003                                    1,484         1,528
    8.500% due 01/01/2026                                    1,362         1,456
                                                                      ----------
                                                                           5,161
                                                                      ==========

Freddie Mac 0.0%
    7.500% due 11/01/2001                                       79            82



            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 81

Short-Term Fund
September 30, 2001 (Unaudited)
                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------

Government National Mortgage Association 4.2%
    5.250% due 04/20/2030-05/20/2030 (d)(i)           $    18,297     $   18,522
    6.250% due 03/20/2030(d)                               15,356         15,580
    6.375% due 02/20/2024-04/20/2025 (d)(i)                 8,103          8,272
    7.625% due 11/20/2026(d)                                7,079          7,313
    7.750% due 09/20/2023-08/20/2027 (d)(i)                 4,469          4,605
    8.000% due 10/22/2031(d)                                4,000          4,209
    8.500% due 06/20/2027                                   3,386          3,600
                                                                      ----------
                                                                          62,101
                                                                      ==========
Stripped Mortgage-Backed Securities 0.0%
ABN AMRO Mortgage Corp. (IO)
    6.750% due 08/25/2029                                     473             33
Fannie Mae (IO)
    7.000% due 07/25/2006                                     541              6
    6.500% due 10/25/2023                                     972            110
Freddie Mac (IO)
    6.500% due 11/15/2007                                   3,200            237
    7.000% due 06/15/2019                                   2,413             77
                                                                      ----------
                                                                             463
                                                                      ----------
Total Mortgage-Backed Securities                                         179,425
                                                                      ==========
(Cost $178,294)


 ASSET-BACKED SECURITIES 14.6%

Advanta Mortgage Loan Trust
    6.320% due 05/25/2029(d)                                3,034          3,081
Advanta Revolving Home Equity Loan Trust
    3.031% due 01/25/2024(d)                                  143            144
AFC Home Equity Loan Trust
    3.880% due 06/25/2030(d)                                  724            725
American Residential Eagle Trust
    3.001% due 07/25/2029(d)                                  931            933
Brazos Student Loan Finance Co.
    4.659% due 06/01/2023(d)                               20,000         19,961
Capital Asset Research Funding LP
    6.400% due 12/15/2004                                   1,284          1,289
CS First Boston Mortgage Securities Corp.
    3.747% due 12/15/2030(d)                                3,190          3,194
    3.930% due 08/25/2031(d)                                1,962          1,962
Delta Funding Home Equity Loan Trust
    3.897% due 09/15/2029(d)                                1,228          1,234
GMAC Mortgage Corp. Loan Trust
    3.786% due 06/18/2027(d)                                1,404          1,406
Green Tree Home Improvement Loan Trust
    3.657% due 08/15/2029(d)                                1,026          1,025
IMC Home Equity Loan Trust
    6.360% due 08/20/2022                                  14,000         14,263
Metris Master Trust
    7.110% due 10/20/2005                                   2,500          2,548
    4.531% due 04/20/2006(d)                                6,000          6,027
MLCC Mortgage Investors, Inc.
    3.867% due 03/15/2025(d)                                2,358          2,367
New York City Tax Lien
    5.590% due 09/10/2014                                   4,536          4,658
Novastar Home Equity Loan
    3.011% due 01/25/2031(d)                                2,932          2,936
Onyx Acceptance Auto Trust
    7.160% due 09/15/2004                                  32,309         33,537
Premier Auto Trust
    6.430% due 03/08/2004                                     750            778
    6.060% due 07/06/2004                                  15,375         15,577
    5.920% due 10/06/2004                                  10,000         10,014
Residential Asset Securities Corp.
    4.035% due 09/25/2031(d)                                9,422          9,425
SallieMae
    3.900% due 04/25/2011(d)                                7,300          7,319
Salomon Brothers Mortgage Securities VII
    3.011% due 07/25/2029(d)                                1,283          1,286
    3.907% due 11/15/2029(d)                                  990            994
    4.067% due 12/15/2029(d)                                2,000          2,007
    4.428% due 12/25/2029(d)                               12,074         12,109
Saxon Asset Securities Trust
    7.585% due 12/25/2014                                     828            831
    6.170% due 08/25/2021                                   3,530          3,611
Structured Product Asset Trust
    1.000% due 06/20/2004 (d)                               7,200          7,164
The Money Store Home Equity Trust
    6.635% due 09/15/2014                                     938            941
UAF Auto Grantor Trust
    6.100% due 06/15/2004                                     451            456

USAA Auto Loan Grantor Trust
    5.800% due 01/15/2005                                     126            127
WFS Financial Owner Trust
    5.750% due 08/20/2003                                     308            312
    5.700% due 11/20/2003                                  12,990         13,254
    6.420% due 07/20/2004                                     260            271
    7.750% due 11/20/2004                                  10,000         10,432
World Financial Network Credit Card Master Trust
    3.912% due 06/16/2008 (d)                              17,000         17,075
                                                                      ----------
Total Asset-Backed Securities                                            215,273
                                                                      ==========
(Cost $214,251)

 SOVEREIGN ISSUES 0.3%

Republic of Brazil
    5.437% due 04/15/2006 (d)                               1,600          1,332
Republic of Croatia
    7.000% due 02/27/2002                                   2,350          2,371
United Mexican States
    0.000% due 06/30/2003                                   3,076             24
                                                                      ----------
Total Sovereign Issues                                                     3,727
                                                                      ==========
(Cost $3,878)

 SHORT-TERM INSTRUMENTS 37.8%

Commercial Paper 37.6%
Abbey National North America
    3.550% due 10/24/2001                                  11,200         11,175
    3.520% due 10/29/2001                                   8,300          8,277
    3.550% due 10/29/2001                                  19,000         18,948
American Express Credit Corp.
    3.450% due 10/01/2001                                  65,800         65,800
AT&T Corp.
    4.525% due 08/06/2002                                  13,600         13,600
CBA (de) Finance
    3.500% due 10/02/2001                                  66,000         65,994
CDC
    3.380% due 10/01/2001                                  70,000         70,000
Fannie Mae
    3.545% due 10/18/2001                                   2,300          2,296
    4.030% due 10/18/2001                                   6,500          6,488
    3.520% due 10/25/2001                                  19,300         19,255
    3.550% due 12/20/2001                                   1,200          1,193
    3.630% due 12/27/2001                                   3,000          2,981
Federal Home Loan Bank
    3.000% due 10/01/2001                                   8,000          8,000
    3.460% due 10/12/2001                                   5,300          5,294
    4.030% due 10/26/2001                                  15,000         14,958
Freddie Mac
    4.090% due 10/11/2001                                  17,800         17,780
    3.570% due 12/28/2001                                  11,100         11,030
    3.560% due 12/28/2001                                  16,500         16,396
General Electric Capital Corp.
    3.420% due 12/26/2001                                  10,600         10,536
    3.520% due 12/26/2001                                   4,000          3,976
    3.670% due 12/26/2001                                   3,900          3,876
    3.530% due 12/27/2001                                  10,000          9,937
    3.650% due 12/27/2001                                   4,200          4,174
    3.600% due 12/28/2001                                  12,400         12,321
Monsanto Co.
    3.520% due 12/03/2001                                   8,200          8,162
PepsiCo, Inc.
    3.410% due 10/01/2001                                  66,000         66,000
Queensland Treasury Corp.
    3.560% due 10/23/2001                                  10,000          9,978
UBS Finance, Inc.
    3.450% due 10/01/2001                                  56,200         56,200
    3.870% due 10/02/2001                                   1,700          1,700
    3.510% due 12/20/2001                                   6,800          6,761
                                                                      ----------
                                                                         553,086
                                                                      ==========

82 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
Repurchase Agreement 0.2%
State Street Bank
    2.600% due 10/01/2001                                  $   3,080 $    3,080
                                                                     ----------
    (Dated 09/28/2001. Collateralized by Federal Farm
    Credit Bank 4.450% due 05/16/2003 valued at $3,143.
    Repurchase proceeds are $3,081.)

U.S. Treasury Bills
    3.495% due 10/18/20 (b)                                      390        389
                                                                     ----------

Total Short-Term Instruments                                            556,555
                                                                     ==========

(Cost $556,345)

Total Investments (a) 107.9%                                         $1,588,816
(Cost $1,584,046)

Other Assets and Liabilities (Net) (7.9%)                              (115,777)
                                                                     ----------
Net Assets 100.0%                                                    $1,473,039
                                                                     ==========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $    6,888

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (2,118)
                                                                     ----------

Unrealized appreciation-net                                          $    4,770
                                                                     ==========

(b) Securities with an aggregate market value of $504 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                       # of          Unrealized
Type                                              Contracts        Appreciation
-------------------------------------------------------------------------------
United Kingdom 90 Day LIBOR Futures (03/2002)            30          $       62
United Kingdom 90 Day LIBOR Futures (06/2002)            30                  59
United Kingdom 90 Day LIBOR Futures (09/2002)            30                  46
United Kingdom 90 Day LIBOR Futures (12/2002)            30                  33
                                                                     ----------
                                                                     $      200
                                                                     ==========

(c) Security is in default.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:

                               Principal
                                  Amount
                              Covered by         Settlement          Unrealized
Type          Currency          Contract              Month        Appreciation
-------------------------------------------------------------------------------
Sell                BP               619            10/2001          $        0
                                                                     ----------

(f) Principal amount denoted in indicated currency:

         BP - British Pound

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at September 30, 2001:

                                                                     Unrealized
                                                         Notion   Appreciation/
Type                                                     Amount  (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2005                                         $  5,000     $     (531)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                            7,900           (368)

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                            5,000             (2)

Receive a fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: UBS - Warburg
Exp. 01/14/2003                                            4,000             (1)

Receive a fixed rate equal to 1.450% and the Fund will pay to the couterparty at par in the event of default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                            1,600              0

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.

Broker: UBS - Warburg
Exp. 08/15/2002                                           11,800             (2)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due
02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                           13,300              0
                                                                     ----------
                                                                     $     (904)
                                                                     ==========

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Short sales open at September 30, 2001 were as follows:

                    Coupon
Type                   (%)       Maturity          Par       Value     Proceeds
-------------------------------------------------------------------------------
U.S. Treasury       5.750      10/31/2002       87,500   $  89,613    $  87,412
                                                         ----------------------

(k) Reverse repurchase agreements were entered into on September 25, 2001 paying interest at 2.440%. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                  Maturity            Value
-------------------------------------------------------------------------------
Government National Mortgage Assn. 6.375%           02/20/2024        $   7,922
Government National Mortgage Assn. 7.625%           11/20/2026            7,313
Government National Mortgage Assn. 5.250%           05/20/2030            8,943
Government National Mortgage Assn. 5.250%           04/20/2030            9,579
                                                                      ---------
                                                                      $  33,757
                                                                      =========

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 83

PIMCO Schedule of Investments Class D
StocksPLUS Fund
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount          Value
                                                            (000s)         (000s)
---------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 28.3%

Banking & Finance 11.5%
Atlas Reinsurance PLC
     8.540% due 10/04/2004 (d)                         $    7,000      $    7,000
Bear Stearns Co., Inc.
     6.125% due 02/01/2003                                  1,100           1,138
     4.655% due 05/24/2004 (d)                             21,600          21,646
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                                    560             579
Capital One Bank
     3.552% due 06/23/2003 (d)                              5,400           5,381
Chrysler Financial Corp. LLC
     4.321% due 02/10/2003 (d)                              9,600           9,487
Donaldson, Lufkin & Jenrette, Inc.
     4.150% due 04/25/2003 (d)                              6,900           6,926
Golden State Holdings
     4.678% due 08/01/2003 (d)                              6,000           5,901
Lehman Brothers Holdings, Inc.
     3.762% due 06/03/2002 (d)                                600             601
     4.230% due 07/06/2004 (d)                              3,005           3,007
Nacional Financiera
     5.463% due 05/08/2003 (d)                              6,000           6,096
National Australia Bank Ltd.
     4.186% due 05/19/2010 (d)                             11,700          11,731
NationsBank Corp.
     3.733% due 02/18/2002 (d)                                100             100
Old Kent Bank
     4.428% due 11/01/2005 (d)                              4,500           4,496
Republic New York Corp.
     5.000% due 10/28/2002 (d)                                100             102
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (d)                              3,454           3,472
     4.305% due 02/11/2003 (d)                              5,000           5,010
Trinom Ltd.
     7.910% due 12/18/2004 (d)                              1,200           1,200
Western Capital
     9.440% due 01/07/2003                                  7,300           7,300
                                                                       ----------
                                                                          101,173
                                                                       ==========
Industrials 11.2%
Air Canada
     6.037% due 07/31/2005(d)                               8,727           8,332
Cemex SA de CV
     9.250% due 06/17/2002                                    300             311
Clear Channel Communications, Inc.
     3.700% due 06/15/2002 (d)                                600             602
CSX Corp.
     3.202% due 06/24/2002 (d)                              6,900           6,905
Enron Corp.
     8.000% due 08/15/2005                                  1,100           1,138
Kroger Co.
     7.150% due 03/01/2003                                 12,115          12,689
Petroleos Mexicanos
     6.905% due 07/15/2005 (d)                             20,000          20,076
Philip Morris Cos., Inc.
     4.240% due 12/04/2001 (d)                              8,800           8,813
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                                 29,900          30,608
TCI Communications, Inc.
     4.486% due 03/11/2003 (d)                              4,000           4,025
Walt Disney Co.
     3.900% due 09/15/2003                                  4,700           4,691
                                                                       ----------
                                                                           98,190
                                                                       ==========
Utilities 5.6%
Central Power & Light Co.
     4.676% due 11/23/2001 (d)                              3,600           3,605
Entergy Arkansas, Inc.
     7.720% due 03/01/2003                                  3,700           3,878
Georgia Power Co.
     5.250% due 05/08/2003                                  3,800           3,882
Sprint Capital Corp.
     4.268% due 06/10/2002 (d)                              1,100           1,103
Texas Utilities Corp.
     5.940% due 10/15/2001                             $   28,725      $   28,777
     6.410% due 11/21/2001                                  1,000           1,004
Williams Cos., Inc.
     4.570% due 11/15/2001 (d)                              6,900           6,910
                                                                       ----------
                                                                           49,159
                                                                       ----------
Total Corporate Bonds & Notes                                             248,522
                                                                       ==========
(Cost $246,279)

 U.S. TREASURY OBLIGATIONS 15.8%

Treasury Inflation Protected Securities (g)
     3.625% due 07/15/2002 (b)                            108,287         110,183
     3.625% due 01/15/2008                                 20,038          20,796
     3.875% due 01/15/2009                                  1,518           1,598
U.S. Treasury Notes
     5.625% due 11/30/2002                                  5,800           6,002
                                                                       ----------
Total U.S. Treasury Obligations                                           138,579
                                                                       ==========
(Cost $135,374)

 MORTGAGE-BACKED SECURITIES 60.1%

Collateralized Mortgage Obligations 7.8%
Bank Mart
     6.883% due 03/01/2019 (d)(j)                           3,749           3,799
Countrywide Home Loans
     6.050% due 04/25/2029                                  3,355           3,406
CS First Boston Mortgage Securities Corp.
     6.960% due 06/20/2029                                  1,091           1,123
DLJ Acceptance Trust
     7.620% due 10/17/2020 (d)                                103             105
Fannie Mae
     6.728% due 04/25/2020 (d)                                 17              17
     6.500% due 05/18/2024                                  2,015           2,043
Freddie Mac
     6.500% due 08/15/2023                                  4,017           4,067
Fund America Investors Corp. II
     7.380% due 06/25/2023 (d)                                 78              77
General Electric Capital Mortgage Services, Inc.
     6.300% due 09/25/2023                                    803             812
     6.250% due 10/25/2028                                    429             433
     6.250% due 12/25/2028                                  1,454           1,454
Government National Mortgage Association
     4.010% due 09/20/2030 (d)                                188             188
Greenwich Capital Acceptance, Inc.
     7.084% due 04/25/2022 (d)                                 77              77
     7.122% due 10/25/2022 (d)                                  2               2
Housing Securities, Inc.
     7.320% due 07/25/2032 (d)                                352             352
Norwest Asset Securities Corp.
     6.750% due 08/25/2029                                  5,345           5,401
PNC Mortgage Securities Corp.
     6.625% due 03/25/2028                                  4,845           4,873
     7.500% due 10/25/2030 (d)                              3,306           3,364
Resecuritization Mortgage Trust
     4.040% due 04/26/2021 (d)                                121             121
Residential Funding Mortgage Securities, Inc.
     6.664% due 03/25/2018 (d)                              1,249           1,246
Resolution Trust Corp.
     8.000% due 06/25/2026                                    185             186
Salomon Brothers Mortgage Securities VII
     1.000% due 12/25/2030 (d)                             18,025          18,457
Structured Asset Mortgage Investments, Inc.
     9.081% due 06/25/2029 (d)                             12,503          13,489
Structured Asset Securities Corp.
     7.209% due 09/25/2036 (d)                                595             606
TMA Mortgage Funding Trust
     3.041% due 01/25/2029 (d)                              3,243           3,243
                                                                       ----------
                                                                           68,941
                                                                       ==========

84 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
Fannie Mae 14.2%
    6.252% due 12/01/2023 (d)                         $        17     $       17
    6.328% due 11/01/2027-04/01/2028 (d)(i)                   405            410
    6.446% due 07/01/2018-08/01/2029 (d)(i)                 1,450          1,468
    6.500% due 09/01/2005                                   3,827          3,937
    6.764% due 02/01/2027 (d)                                  29             29
    6.867% due 04/01/2018 (d)                                  89             90
    7.500% due 10/15/2031                                  80,000         83,174
    7.900% due 05/01/2022 (d)                                 139            139
    8.000% due 10/15/2031 (d)                              34,000         35,647
                                                                      ----------
                                                                         124,911
                                                                      ==========
Freddie Mac 0.6%
    6.000% due 10/15/2031 (d)                               2,000          1,996
    6.768% due 07/01/2019 (d)                               2,142          2,179
    7.616% due 12/01/2022 (d)                                 422            432
    8.161% due 06/01/2022 (d)                                 218            224
    8.500% due 04/01/2025-06/01/2025 (i)                       98            106
                                                                      ----------
                                                                           4,937
                                                                      ==========
Government National Mortgage Association 37.4%
    6.750% due 07/20/2018-08/20/2026 (d)(i)                11,321         11,672
    7.000% due 10/22/2031 (d)                               8,000          8,307
    7.125% due 12/20/2022-12/20/2027 (d)(i)                 4,636          4,792
    7.375% due 02/20/2026-02/20/2028 (d)(i)                10,978         11,201
    7.500% due 08/15/2028-10/22/2031 (i)                  141,950        148,229
    8.000% due 04/15/2030-10/22/2031 (i)                  130,000        136,501
    8.500% due 10/22/2031 (d)                               7,000          7,431
                                                                      ----------
                                                                         328,133
                                                                      ==========
Stripped Mortgage-Backed Securities 0.1%
California Federal Bank (IO)
    7.276% due 07/25/2018 (d)                                  16             16
Fannie Mae (IO)
    7.000% due 07/25/2006                                      60              1
    6.500% due 09/25/2008                                     116              9
    6.500% due 02/25/2021                                     873             27
    7.000% due 07/25/2021                                     446             43
    6.500% due 03/25/2023                                   1,926            225
Freddie Mac (IO)
    6.500% due 08/15/2006                                     362              6
J.P. Morgan & Co., Inc. (IO)
    7.664% due 01/25/2018 (d)                                 122            119
                                                                      ----------
                                                                             446
                                                                      ----------
Total Mortgage-Backed Securities                                         527,368
                                                                      ==========
(Cost $522,768)

 ASSET-BACKED SECURITIES 7.7%

AFC Home Equity Loan Trust
    2.811% due 06/25/2028 (d)                               4,624          4,612
Amresco Residential Securities Mortgage Loan Trust
    2.851% due 07/25/2027 (d)                                  15             15
Argentina Funding Corp.
    3.317% due 05/20/2003 (d)                              16,000         16,027
Bayview Financial Acquisition Trust
    3.211% due 02/25/2029 (d)                               3,680          3,691
Cross Country Master Credit Card Trust II
    3.987% due 06/15/2006 (d)                              15,400         15,517
Green Tree Home Improvement Loan Trust
    3.707% due 11/15/2029 (d)                               4,386          4,391
Green Tree Recreational, Equipment, & Consumables
    6.430% due 04/17/2006                                     502            507
Novastar Home Equity Loan
    2.936% due 04/25/2028 (d)                               1,863          1,864
SallieMae
    5.141% due 07/25/2004 (d)                                 126            126
    4.203% due 10/25/2005 (d)                               4,328          4,335
    4.263% due 04/25/2006 (d)                               1,931          1,929
Starwood Hotel
    7.241% due 02/23/2003                                   7,735          7,397
USAA Auto Loan Grantor Trust
    6.100% due 02/15/2006                                   6,676          6,852
                                                                      ----------
Total Asset-Backed Securities                                             67,263
                                                                      ==========
(Cost $67,081)

 SOVEREIGN ISSUES 3.8%

Hydro-Quebec
    5.187% due 09/29/2049 (d)                               1,200          1,056
Republic of Brazil
    7.375% due 04/15/2006 (d)                              23,960         19,947
Republic of Croatia
    7.000% due 02/27/2002                                   3,000          3,027
Republic of Panama
    7.930% due 05/10/2002                                     549            548
United Mexican States
    7.570% due 04/07/2004 (d)                               9,000          9,203
                                                                      ----------
Total Sovereign Issues                                                    33,781
                                                                      ==========
(Cost $35,983)

 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.4%

Commonwealth of New Zealand
    4.500% due 02/15/2016                             N$    9,750          4,277
United Mexican States
    8.750% due 05/30/2002                             BP    3,000          4,438
    7.000% due 06/02/2003                             C$    6,000          3,833
                                                                      ----------
Total Foreign Currency-Denominated Issues                                 12,548
                                                                      ==========
(Cost $15,271)

 PURCHASED CALL OPTIONS 0.0%

U.S. Treasury Note (OTC)
    6.000% due 12/31/2001
    Strike @ 116.000 Exp. 11/26/2001                   $   95,000             15
                                                                      ----------
Total Purchased Call Options                                                  15
                                                                      ==========
(Cost $20)

 PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
    Strike @ 92.500 Exp. 12/14/2001                       108,000              1
    Strike @ 95.250 Exp. 12/17/2001                        49,000              0
    Strike @ 93.500 Exp. 12/17/2001                        58,000              1
Eurodollar June Futures (CME)
    Strike @ 93.750 Exp. 06/17/2002                        94,000              1
Fannie Mae (OTC)
    7.500% due 12/13/2031
    Strike @ 92.625 Exp. 12/06/2001                        80,000              6
Government National Mortgage Association
    8.000% due 10/22/2031
    Strike @ 93.970 Exp. 10/22/2001                        40,000              0
Government National Mortgage Association
    8.000% due 12/20/2031
    Strike @ 93.940 Exp. 12/13/2001                       135,000             16
PNC Mortgage Securities (OTC)
    7.500% due 05/25/2040
    Strike @ 100.000 Exp. 04/01/2005                        6,200              0
                                                                      ----------
Total Purchased Put Options                                                   25
                                                                      ==========
(Cost $38)

 PREFERRED SECURITY 0.1%
                                                           Shares

DG Funding Trust
    5.960% due 12/29/2049 (d)                                 110          1,133
                                                                      ----------
Total Preferred Security                                                   1,133
                                                                      ==========
(Cost $1,102)

 PREFERRED STOCK 0.9%

TCI Communications, Inc.
    9.720% due 12/31/2036                                 303,565          7,680
                                                                      ----------
Total Preferred Stock                                                      7,680
                                                                      ==========
(Cost $7,995)

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 85

PIMCO Schedule of Investments Class D
StocksPLUS Fund
September 30, 2001 (Unaudited)
                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 27.3%

Commercial Paper 25.8%
CDC
    3.380% due 10/01/2001                            $    42,000   $     42,000
Fannie Mae
    3.150% due 10/01/2001                                121,000        121,000
Federal Home Loan Bank
    3.000% due 10/01/2001                                 22,000         22,000
UBS Finance, Inc.
    3.450% due 10/01/2001                                 42,000         42,000
                                                                   ------------
                                                                        227,000
                                                                   ============
U.S. Treasury Bills 1.5%
    2.869% due 10/18/2001-02/07/2002 (b)(i)               13,135         13,066
                                                                   ------------
Total Short-Term Instruments                                            240,066
                                                                   ============

(Cost $240,072)

Total Investments (a) 145.4%                                       $  1,276,980
(Cost $1,271,983)

Written Options (c) (0.0%)                                                  (28)
(Premiums $236)

Other Assets and Liabilities (Net) (45.4%)                             (398,702)
                                                                   ------------

Net Assets 100.0%                                                  $    878,250
                                                                   ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     11,156

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (6,159)
                                                                   ------------

Unrealized appreciation-net                                        $      4,997
                                                                   ============

(b) Securities with an aggregate market value of $98,839 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                     Unrealized
                                                            # of  Appreciation/
Type                                                   Contracts (Depreciation)
-------------------------------------------------------------------------------
Eurodollar June Futures (06/2002)                             47   $        236
Eurodollar September Futures (09/2002)                        52            247
Eurodollar December Futures (12/2002)                         82            358
Eurodollar March Futures (03/2003)                            82            321
S&P 500 Index (12/2001)                                    2,573        (80,155)
U.S. Treasury 5 Year Note (12/2001)                          977           (508)
                                                                   ------------
                                                                   $    (79,501)
                                                                   ============

(c) Premiums received on written options:

                                                    #
                                                   of
Type                                         Contract    Premium          Value
-------------------------------------------------------------------------------
Put - CME Eurodollar June Futures
  Strike @ 95.500 Exp. 06/17/2002                 184    $   134   $         11

Put - CME Eurodollar June Futures
  Strike @ 95.750 Exp. 06/17/2002                  94         57              9

Put - CME Eurodollar June Futures
  Strike @ 96.000 Exp. 06/17/2002                  60         45              8
                                                         ----------------------
                                                         $   236   $         28
                                                         ======================

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Foreign forward currency contracts outstanding at September 30, 2001:


                             Principal
                                Amount                               Unrealized
                            Covered by         Settlement         Appreciation/
Type        Currency          Contract              Month        (Depreciation)
-------------------------------------------------------------------------------
Sell              BP             3,902            10/2001          $          0
Sell              C$             6,736            10/2001                    41
Sell              EC             2,737            10/2001                    17
Sell              JY           436,697            10/2001                   (28)
Sell              N$            10,942            10/2001                   349
                                                                   ------------
                                                                   $        379
                                                                   ============

(f) Principal amount denoted in indicated currency:

       BP - British Pound
       C$ - Canadian Dollar
       EC - Euro
       JY - Japanese Yen
       N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at September 30, 2001:


                                                                     Unrealized
                                                    Notional      Appreciation/
Type                                                  Amount     (Depreciation)
-------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1-month
LIBOR plus 0.160%.


Broker: J.P. Morgan Chase & Co.
Exp. 09/24/2002                                     $     33       $          0

Receive total return on S&P 500 Index and pay floating rate based on 1-month
LIBOR plus 0.180%.

Broker: J.P. Morgan Chase & Co.
Exp. 10/03/2002                                           39                  0

Receive total return on S&P 500 Index and pay floating rate based on 1-month
LIBOR plus 0.280%.

Broker: J.P. Morgan Chase & Co.
Exp. 04/30/2002                                           12                  0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.320%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/20/2002                                           55                  0

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States
9.750% due 04/06/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/19/2002                                       15,500                 14

Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of the Bank One Corp. 6.500% due
02/01/2006.

Broker: Merrill Lynch
Exp. 08/12/2002                                       17,000                 (6)
                                                                   ------------
                                                                   $          8
                                                                   ============

86 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Restricted security.

(k) Reverse repurchase agreements were entered into on September 21, 2001 paying interest at 2.500%. The following securities were segregated with collateral for reverse repurchase agreements:


Type                                             Maturity      Value
---------------------------------------------------------------------
Government National Mortgage Assn. 6.375%       03/20/2026   $  2,450
Government National Mortgage Assn. 6.375%       02/20/2026        513
Government National Mortgage Assn. 6.375%       06/20/2027        219
Government National Mortgage Assn. 7.750%       08/20/2026        191
Government National Mortgage Assn. 7.750%       09/20/2022      2,920
Government National Mortgage Assn. 6.375%       04/20/2027      3,799
Government National Mortgage Assn. 6.375%       05/20/2026      1,857
Government National Mortgage Assn. 6.375%       01/20/2028      1,934
Government National Mortgage Assn. 7.500%       08/15/2029        819
Fannie Mae 6.500%                               09/01/2005      3,937
                                                             --------
                                                             $ 18,639
                                                             ========

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report  87

PIMCO Schedule of Investments Class D
Strategic Balanced Fund
September 30, 2001 (Unaudited)

                                                             Value
                                           Shares           (000s)
------------------------------------------------------------------
PIMCO FUNDS (b) 99.9%

StocksPLUS                              4,611,013      $    42,283
Total Return                            2,881,434           31,321
                                                       -----------

Total Investments (a) 99.9%                            $    73,604
(Cost $87,566)

Other Assets and Liabilities (Net) 0.1%                         41
                                                       -----------
Net Assets 100.0%                                      $    73,645
                                                       ===========

Notes to Schedule of Investments
(amounts in thousands):

(a) At September 30, 2001, the net
unrealized appreciation (depreciation)
of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was
an excess of value over tax cost.                      $     1,912

Aggregate gross unrealized depreciation
for all investments in which there was
an excess of tax cost over value.                          (15,874)
                                                       -----------

Unrealized depreciation-net                            $   (13,962)
                                                       ===========

(b) Institutional Class shares of each PIMCO fund.

88 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Schedule of Investments Class D
Total Return Fund
September 30, 2001 (Unaudited)

                                              Principal
                                                 Amount       Value
                                                 (000s)      (000s)
-------------------------------------------------------------------
   CORPORATE BONDS & NOTES 33.1%
Banking & Finance 21.1%
AB Spintab
  6.800% due 12/29/2049                      $      250         256
Abbey National Capital Trust I
  8.963% due 12/29/2049                          18,600      21,027
Abbey National PLC
  6.700% due 06/29/2049                           5,000       4,877
ABN AMRO Mortgage Corp.
  7.250% due 05/31/2005                             150         163
Air 2 US
  8.027% due 10/01/2020                             285         290
Allstate Corp.
  4.000% due 07/26/2004 (d)                       5,000       4,985
  7.875% due 05/01/2005                             100         110
  6.750% due 05/15/2018                             280         268
  6.900% due 05/15/2038                          87,200      81,907
AMERCO
  7.135% due 10/15/2002                          15,000      15,358
American Express Co.
  5.625% due 01/22/2004                          14,700      15,176
  7.450% due 08/10/2005                           1,000       1,089
American General Finance
  6.875% due 12/14/2001                           1,600       1,613
  7.450% due 07/01/2002                             200         207
  6.250% due 12/18/2002                           1,165       1,208
  6.375% due 03/01/2003                             350         365
  6.170% due 05/06/2003                           3,200       3,329
  8.125% due 03/15/2046                             270         290
American Health Properties, Inc.
  7.050% due 01/15/2002                             700         704
Aon Capital Trust A
  8.205% due 01/01/2027                             725         730
Aristar, Inc.
  7.375% due 09/01/2004                          20,000      21,485
Associates Corp. of North America
  6.450% due 10/15/2001                          23,600      23,628
  7.500% due 04/15/2002                             185         190
  6.375% due 07/15/2002                             175         180
  6.500% due 07/15/2002                             750         771
  6.000% due 12/01/2002                             500         516
  5.750% due 11/01/2003                           5,425       5,637
  5.800% due 04/20/2004                             450         470
  6.625% due 06/15/2005                             100         106
AT&T Capital Corp.
  6.900% due 01/30/2002                           1,000       1,013
  6.750% due 02/04/2002                           1,925       1,947
Avalonbay Communities
  7.375% due 09/15/2002                           2,565       2,658
Banco Latinoamericano SA
  5.080% due 11/30/2001                          10,000      10,087
Banco Nacional de Comercio Exterior
  7.250% due 02/02/2004                          25,050      25,676
Banesto Delaware, Inc.
  8.250% due 07/28/2002                          43,900      45,517
Bank of America Corp.
  8.125% due 06/15/2002                             350         362
  7.750% due 07/15/2002                             510         529
  7.750% due 08/01/2002                             896         899
  7.200% due 09/15/2002                           1,000       1,038
  7.500% due 10/15/2002                           1,200       1,254
  6.850% due 03/01/2003                              65          68
  6.875% due 06/01/2003                             100         105
  6.500% due 08/15/2003                             150         158
  6.125% due 07/15/2004                             600         632
  3.763% due 08/26/2005 (d)                      32,800      32,822
  6.750% due 09/15/2005                             200         214
  7.400% due 01/15/2011                          25,000      27,338
  8.570% due 11/15/2024                             125         145
Bank One Corp.
  3.965% due 09/26/2003 (d)                       9,800       9,809
  3.920% due 05/07/2004 (d)                       8,200       8,213
  4.499% due 05/10/2004 (d)                     138,600      13,841
BankBoston Corp.
  6.125% due 03/15/2002                          15,500      15,742
Banponce Financial Corp.
  6.463% due 11/13/2001                          13,000      13,053
  7.125% due 05/02/2002                           4,700       4,813
Barclays Bank PLC
  8.550% due 09/29/2049                             195         222
Bayerische Landesbank NY
  6.200% due 02/09/2006                             250         257
Bear Stearns Co., Inc.
  3.500% due 12/16/2002 (d)                      48,900      48,990
  6.125% due 02/01/2003                              25          26
  2.941% due 03/28/2003 (d)                      95,440      95,392
  6.750% due 04/15/2003                             105         110
  3.970% due 05/06/2003 (d)                      25,000      25,000
  3.885% due 05/16/2003 (d)                      43,300      43,277
  2.864% due 07/22/2003 (d)                      19,000      18,922
  6.700% due 08/01/2003                             100         105
  3.850% due 12/01/2003 (d)                     100,900     101,043
  6.625% due 01/15/2004                             200         211
  6.150% due 03/02/2004                             200         208
  8.750% due 03/15/2004                              75          82
  4.113% due 05/24/2004 (d)                      29,300      29,361
  3.883% due 06/01/2004 (d)                      12,665      12,696
  3.173% due 09/21/2004 (d)                       5,300       5,302
  4.253% due 03/18/2005 (d)                      37,300      37,461
  4.151% due 09/16/2005 (d)                      16,000      15,763
Beaver Valley Funding Corp.
  8.250% due 06/01/2003                             190         196
Beneficial Corp.
  4.190% due 03/01/2002 (d)                      13,300      13,325
  8.000% due 06/18/2002                             400         414
  6.030% due 01/14/2003                             320         330
Bombardier Capital Trust I
  4.440% due 06/09/2032 (d)                      16,150      15,796
Bombardier Capital Trust II
  3.700% due 06/09/2032 (d)                       3,600       3,521
Bombardier Capital, Inc.
  7.300% due 12/15/2002                           9,000       9,366
Caithness Coso Funding Corp.
  6.800% due 12/15/2001                           3,316       3,324
Chase Manhanttan Corp.
  8.500% due 02/15/2002                             200         204
  5.750% due 04/15/2004                             150         157
  6.000% due 11/01/2005                              50          52
  6.125% due 11/01/2008                             400         406
Chrysler Financial Corp. LLC
  5.690% due 11/15/2001                             650         652
  5.400% due 01/15/2002                          15,750      15,832
  6.950% due 03/25/2002                              50          51
  3.509% due 07/17/2002 (d)                      20,000      19,886
  3.524% due 08/08/2002 (d)                      80,500      79,917
  3.564% due 02/03/2003 (d)                      50,000      49,426
  3.554% due 02/10/2003 (d)                       8,100       8,005
  3.554% due 03/06/2003 (d)                      35,000      34,931
  3.544% due 03/10/2003 (d)                      65,000      64,184
  3.504% due 06/18/2003                          39,500      38,833
Chubb Capital Corp.
  6.875% due 02/01/2003                             100         105
Cincinnati Financial Corp.
  6.900% due 05/15/2028                         111,870     104,323
CIT Group, Inc.
  5.800% due 03/26/2002                           1,000       1,015
  3.510% due 09/13/2002 (d)                      30,900      30,960
  7.375% due 03/15/2003                             500         526
  5.260% due 04/07/2003 (d)                      19,277      19,343
  5.625% due 10/15/2003                             250         258
Citicorp
  8.000% due 02/01/2003                             250         265
CitiFinancial Credit Co.
  8.250% due 11/01/2001                           2,500       2,510
  6.875% due 05/01/2002                             335         343
  6.375% due 09/15/2002                             115         119
  7.750% due 03/01/2005                             550         605

See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 89

Total Return Fund
September 30, 2001 (Unaudited)

                                                             Principal
                                                                Amount            Value
                                                                (000s)           (000s)
---------------------------------------------------------------------------------------
Citigroup, Inc.
   5.800% due 03/15/2004                                 $         200     $        208
   6.500% due 01/18/2011                                        34,500           36,063
CNA Financial Corp.
   6.250% due 11/15/2003                                            65               65
Comerica Bank
   7.250% due 06/15/2007                                           200              215
Countrywide Home Loans
   6.250% due 04/15/2009                                           600              604
Credit Asset Receivable LLC
   6.274% due 10/31/2003                                        27,927           27,991
Credit Industrial et Commercial (CIC)
   5.600% due 02/28/2049 (d)                                     1,500            1,467
DBS Group Holdings Ltd.
   7.875% due 08/10/2009                                         6,000            6,470
Donaldson, Lufkin & Jenrette, Inc.
   4.150% due 04/25/2003 (d)                                     5,600            5,621
   6.170% due 07/15/2003                                        20,000           20,839
   6.259% due 07/18/2003 (d)                                     2,000            2,007
Dow Capital BV
   7.125% due 01/15/2003                                           100              105
Duke Capital Corp.
   7.250% due 10/01/2004                                        19,000           20,419
EOP Operating LP
   7.000% due 07/15/2011                                           295              302
Export-Import Bank Korea
   6.500% due 02/10/2002                                        26,641           26,886
   6.500% due 11/15/2006                                         6,445            6,647
   7.100% due 03/15/2007                                        20,100           20,318
Exxon Capital Corp.
   6.125% due 09/08/2008                                         2,000            2,126
Farmers Insurance
   8.625% due 05/01/2024                                           275              280
Finova Capital Corp.
   7.500% due 11/15/2009                                        25,875           10,153
First Chicago Corp.
   9.250% due 11/15/2001                                           250              252
   3.190% due 03/11/2002 (d)                                    10,000           10,017
   4.465% due 07/28/2003 (d)                                        50               50
First National Bank Chicago
   8.080% due 01/05/2018                                           250              276
First Security Corp.
   5.875% due 11/01/2003                                         9,325            9,674
First Union Corp.
   8.125% due 06/24/2002                                           150              155
Ford Credit Canada
   3.310% due 12/16/2002 (d)                                    95,600           95,661
Ford Motor Credit Co.
   4.880% due 10/15/2001 (d)                                    13,000           13,003
   4.271% due 11/16/2001 (d)                                    82,800           82,835
   8.240% due 01/15/2002                                            85               86
   8.200% due 02/15/2002                                         3,000            3,051
   6.500% due 02/28/2002                                         1,710            1,731
   8.000% due 06/15/2002                                           150              155
   4.514% due 08/01/2002 (d)                                    56,000           55,741
   6.550% due 09/10/2002                                         4,000            4,116
   7.750% due 11/15/2002                                         5,730            5,987
   6.000% due 01/14/2003                                         1,100            1,127
   7.500% due 01/15/2003                                           250              261
   4.476% due 02/03/2003 (d)                                    40,000           39,610
   3.720% due 02/13/2003 (d)                                   286,185          282,728
   3.340% due 03/17/2003 (d)                                    48,800           48,179
   5.518% due 04/17/2003 (d)                                    64,600           64,258
   6.125% due 04/28/2003                                        26,130           26,816
   3.733% due 06/02/2003 (d)                                    72,500           71,739
   3.255% due 06/20/2003 (d)                                    20,400           20,156
   3.303% due 06/23/2003 (d)                                   147,150          145,841
   6.625% due 06/30/2003                                           775              804
   3.773% due 11/24/2003 (d)                                    47,000           46,339
   5.750% due 02/23/2004                                         2,516            2,574
   4.320% due 03/08/2004 (d)                                    93,400           93,101
   3.950% due 04/26/2004 (d)                                    63,000           61,877
   3.748% due 05/21/2004 (d)                                    37,200           36,476
   3.663% due 06/02/2004 (d)                                     1,500            1,471
   7.500% due 06/15/2004                                           100              107
   4.471% due 06/21/2004 (d)                                   160,000          157,644
   6.700% due 07/16/2004                                        92,905           96,635
   4.110% due 07/19/2004 (d)                                   174,500          171,432
   8.250% due 02/23/2005                                         2,500            2,721
   7.500% due 03/15/2005                                        17,000           18,067
   4.528% due 04/28/2005 (d)                                    58,000           56,153
   3.041% due 06/30/2005 (d)                                    65,000           63,463
   5.219% due 07/18/2005 (d)                                   230,800          225,259
   7.600% due 08/01/2005                                         5,000            5,312
   6.375% due 12/15/2005                                           100              102
   6.875% due 02/01/2006                                           190              196
   7.200% due 06/15/2007                                            25               26
   5.800% due 01/12/2009                                           155              146
General Electric Capital Corp.
   5.500% due 11/01/2001                                            50               50
   5.650% due 03/31/2003                                           125              129
   6.210% due 12/09/2005                                           400              431
   7.875% due 12/01/2006                                            30               34
General Motors Acceptance Corp.
   6.375% due 12/01/2001                                           765              769
   5.500% due 12/15/2001                                        10,639           10,664
   9.625% due 12/15/2001                                         5,650            5,721
   6.625% due 01/10/2002                                           500              504
   6.750% due 02/07/2002                                         1,590            1,609
   7.750% due 03/25/2002                                           125              128
   6.250% due 08/15/2002                                           100              103
   7.000% due 09/15/2002                                           250              258
   6.625% due 10/01/2002                                         5,000            5,132
   3.695% due 11/12/2002 (d)                                    10,200           10,128
   3.720% due 12/09/2002 (d)                                    64,050           63,510
   6.750% due 12/10/2002                                           500              518
   6.200% due 12/15/2002                                           500              515
   5.480% due 12/16/2002                                           150              153
   6.000% due 01/15/2003                                           990            1,015
   5.875% due 01/22/2003                                       115,500          118,332
   3.749% due 02/14/2003 (d)                                    12,600           12,444
   3.670% due 03/10/2003 (d)                                     7,000            6,912
   6.750% due 03/15/2003                                        49,725           51,537
   7.125% due 05/01/2003                                        36,000           37,652
   4.060% due 05/16/2003 (d)                                   105,575          104,740
   4.529% due 07/20/2003 (d)                                    12,950           12,950
   5.924% due 07/21/2003 (d)                                    33,900           33,336
   3.986% due 08/04/2003 (d)                                   209,695          206,875
   3.661% due 08/18/2003 (d)                                   133,390          131,402
   5.550% due 09/15/2003                                        32,000           32,622
   6.625% due 10/20/2003                                         2,000            2,079
   5.750% due 11/10/2003                                         1,100            1,127
   4.480% due 01/20/2004 (d)                                   399,042          394,447
   3.453% due 03/22/2004 (d)                                   128,600          127,040
   4.070% due 04/05/2004 (d)                                    60,600           59,389
   4.338% due 05/10/2004 (d)                                   149,100          146,598
   4.260% due 05/17/2004 (d)                                    36,300           35,687
   4.280% due 05/28/2004 (d)                                    73,000           72,939
   6.850% due 06/17/2004                                         1,200            1,254
   4.190% due 07/20/2004 (d)                                     6,100            5,968
   4.060% due 07/21/2004 (d)                                    69,600           67,672
   4.105% due 07/30/2004 (d)                                    50,200           49,081
   5.163% due 09/20/2004 (d)                                    19,864           19,839
   6.650% due 11/17/2005                                           500              514
   6.750% due 01/15/2006                                           440              453
   6.150% due 04/05/2007                                           150              149
   8.950% due 07/02/2009                                        14,961           16,320
Golden State Holdings
   5.314% due 08/01/2003 (d)                                       500              492
Goldman Sachs Group, Inc.
   4.990% due 01/17/2003 (d)                                    72,000           72,071
   6.625% due 12/01/2004                                           275              293
   7.625% due 08/17/2005                                        23,000           25,139
   6.110% due 02/09/2009 (d)                                    10,000           10,052
   6.500% due 02/25/2009                                           140              143
Great Western Finance Trust II
   8.206% due 02/01/2027                                           150              152

90 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                            Principal
                                                               Amount           Value
                                                               (000s)          (000s)
-------------------------------------------------------------------------------------
Halyard RE
    10.376% due 04/05/2002 (d)                           $      1,800       $   1,803
Hanvit Bank
    12.750% due 03/01/2010                                         36              38
Hartford Life, Inc.
     6.900% due 06/15/2004                                        600             639
Heller Financial, Inc.
     4.740% due 10/22/20   (d)                                 35,900          35,927
     6.500% due 11/01/2001                                        250             251
     5.170% due 11/09/2001 (d)                                  6,700           6,713
     4.090% due 03/13/2002 (d)                                 43,500          43,590
     5.889% due 04/22/2002 (d)                                  2,100           2,102
     4.540% due 04/26/2002 (d)                                 12,000          12,008
     4.469% due 05/07/2002 (d)                                 25,700          25,747
     3.765% due 05/13/2002 (d)                                 10,000          10,006
     7.000% due 05/15/2002                                      3,300           3,381
     6.500% due 07/22/2002                                        140             144
     4.084% due 07/24/2002 (d)                                 16,200          16,256
     4.689% due 08/01/2002 (d)                                 35,000          35,126
     3.935% due 04/28/2003 (d)                                 26,000          26,010
     3.965% due 04/28/2003 (d)                                 53,500          53,581
Hertz Corp.
     7.000% due 07/15/2003                                     13,300          13,849
Hitachi Credit America
     3.858% due 10/15/2003 (d)                                 11,500          11,505
Household Bank
     4.571% due 10/22/2003 (d)                                 18,000          17,855
Household Capital Trust III
     5.253% due 06/26/2004 (d)                                 23,925          23,528
Household Finance Corp.
     4.464% due 11/01/2001 (d)                                  4,500           4,504
     4.424% due 05/07/2002 (d)                                 43,450          43,452
     7.080% due 06/03/2002                                     15,000          15,424
     5.875% due 11/01/2002                                        200             205
     6.125% due 02/27/2003                                        500             514
     2.863% due 06/24/2003 (d)                                 32,900          32,970
     4.420% due 05/28/2004 (d)                                293,900         294,177
Household Netherlands BV
     6.125% due 03/01/2003                                     18,100          18,680
HSBC Capital Funding LP
     9.547% due 12/31/2049                                     76,400          89,238
    10.176% due 12/31/2049                                     46,160          54,103
Industrial Bank of Korea
     7.100% due 10/15/2001                                      3,290           3,294
Inter-American Development Bank
     5.375% due 01/18/2006                                    131,000         136,373
     8.875% due 06/01/2009                                        200             245
     7.375% due 01/15/2010                                      4,200           4,839
International Bank for Reconstruction & Development
     7.000% due 01/27/2005                                      1,000           1,096
International Lease Finance Corp.
     5.930% due 07/15/2003                                     14,000          14,593
J.P. Morgan & Co., Inc.
     6.700% due 11/01/2007                                         30              32
     6.698% due 02/15/2012 (d)                                    600             585
JET Equipment Trust
   10.000% due 06/15/2012                                          80              88
   10.690% due 05/01/2015                                         100             124
John Hancock
     7.375% due 02/15/2024                                        360             362
Juno RE Ltd.
     7.930% due 06/26/2002 (d)                                 27,750          27,706
KBC Bank Fund Trust III
     9.860% due 11/02/2049 (d)                                  5,700           6,587
Kern River Funding Corp.
     6.720% due 09/30/2001                                      1,125           1,125
Key Bank USA NA
     7.550% due 09/15/2006                                        350             383
Kimco Realty Corp.
     6.500% due 10/01/2003                                        200             208
Korea Development Bank
     7.900% due 02/01/2002                                        300             304
     8.600% due 03/25/2002                                      6,600           6,781
     7.625% due 10/01/2002                                        300             312
     6.500% due 11/15/2002                                        440             454
     6.625% due 11/21/2003                                      2,000           2,089
     6.750% due 12/01/2005                                         55              57
     7.250% due 05/15/2006                                         50              53
LB Rheinland - PFALZ
     6.875% due 02/23/2028                                      3,400           3,383
Lehman Brothers Holdings, Inc.
     4.305% due 01/30/2002 (d)                                  2,200           2,203
     4.370% due 03/18/2002 (d)                                 10,000          10,016
     6.375% due 05/07/2002                                     61,290          62,597
     8.750% due 05/15/2002                                        219             226
     4.290% due 06/03/2002 (d)                                    600             601
     7.125% due 07/15/2002                                        100             103
     4.380% due 08/12/2002 (d)                                  6,500           6,490
     4.826% due 08/28/2002 (d)                                  6,500           6,540
     4.290% due 09/03/2002 (d)                                 14,000          14,021
     4.466% due 12/12/2002 (d)                                 60,100          60,386
     4.220% due 04/04/2003 (d)                                132,550         132,794
     4.220% due 07/06/2004 (d)                                105,751         105,822
     7.625% due 06/01/2006                                        350             384
     8.250% due 06/15/2007                                         70              78
LG&E Capital Corp.
     6.205% due 05/01/2004                                      1,000           1,032
     6.460% due 01/15/2008                                      3,000           3,004
Liberty Mutual Insurance
     8.200% due 05/04/2007                                     17,510          18,666
Limestone Electron Trust
     8.625% due 03/15/2003                                     71,350          74,795
Lion Connecticut Holdings
     6.375% due 08/15/2003                                        200             208
     7.250% due 08/15/2023                                         50              51
Lloyds TSB Bank PLC
     4.456% due 08/25/2010 (d)                                  3,000           3,018
MBNA America Bank NA
     4.634% due 04/25/2002 (d)                                  1,000             999
MCN Investment Corp.
     7.120% due 01/16/2004                                      7,500           7,811
Merrill Lynch & Co.
     8.000% due 02/01/2002                                        400             407
     7.375% due 08/17/2002                                        300             311
     8.300% due 11/01/2002                                        700             739
     6.000% due 02/12/2003                                        500             518
     6.875% due 03/01/2003                                        140             147
     2.753% due 06/24/2003 (d)                                 32,000          32,008
     3.959% due 08/01/2003 (d)                                 22,000          22,067
     3.936% due 08/04/2003 (d)                                 29,000          29,089
     8.770% due 05/21/2004 (d)                                117,285         117,495
     6.550% due 08/01/2004                                        400             427
     7.000% due 04/27/2008                                        100             107
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                                      6,800           7,102
MIC Financing Trust I
     8.375% due 02/01/2027                                     36,000          33,342
Monumental Global Funding II
     5.106% due 09/26/2003 (d)                                 58,500          58,511
Morgan Stanley Group, Inc.
     3.548% due 03/11/2003 (d)                                 11,500          11,512
     6.375% due 12/15/2003                                        150             157
     5.625% due 01/20/2004                                      1,200           1,242
Morgan Stanley, Dean Witter & Co.
     4.910% due 04/15/2002 (d)                                    550             551
     3.850% due 05/05/2003 (d)                                 43,000          43,033
     3.906% due 08/07/2003 (d)                                143,400         143,626
     4.660% due 04/22/2004 (d)                                112,700         113,124
     3.889% due 05/14/2004 (d)                                179,200         179,272
Nacional Financiera
     9.750% due 03/12/2002                                     10,000          10,238
     5.464% due 05/08/2003 (d)                                 17,680          17,680
National Rural Utilities Cooperative Finance Corp.
     3.700% due 05/31/2002 (d)                                 37,000          37,020
     6.250% due 04/15/2003                                     50,000          51,743
National Westminster Bank PLC
     3.650% due 09/16/2002 (d)                                 12,275          12,306
     9.375% due 11/15/2003                                        200             222

        See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 91

Total Return Fund
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount       Value
                                                            (000s)      (000s)
--------------------------------------------------------------------------------
Newcourt Credit Group, Inc.
   6.875% due 02/16/2005                               $     7,500 $     7,877
Noble Affiliates, Inc.
   8.950% due 12/15/2004                                    11,500      12,143
Nordbanken AB
   8.950% due 11/29/2049                                     4,000       4,506
Nordstom Credit, Inc.
   7.250% due 04/30/2002                                     1,000       1,026
Northern Rock PLC
   8.000% due 12/31/2049                                       260       5,980
Old Kent Bank
   4.429% due 11/01/2005 (d)                                 3,400       3,397
   7.750% due 08/15/2010                                    19,500      20,977
Osprey Trust
   8.310% due 01/15/2003                                    76,155      79,296
Pacific Life Insurance Co.
   7.900% due 12/30/2023                                     8,000       8,338
Paine Webber Group, Inc.
   3.480% due 05/20/2002 (d)                                 1,000       1,001
   5.320% due 07/15/2002 (d)                                   200         201
Parker Retirement Savings Plan
   6.340% due 07/15/2008                                       741         766
PDVSA Finance Ltd.
   7.400% due 08/15/2016                                     1,200       1,128
Pemex Finance Ltd.
   6.125% due 11/15/2003                                    15,000      15,305
PNC Funding Corp.
   6.875% due 03/01/2003                                       100         105
   7.000% due 09/01/2004                                    20,000      21,465
PNC Institutional Capital Trust
   7.950% due 12/15/2026                                       150         153
Popular, Inc.
   6.540% due 11/06/2001                                    18,705      18,770
   6.625% due 01/15/2004                                    19,500      20,304
Premium Asset Trust
   4.381% due 11/27/2004 (d)                                48,900      49,035
   5.110% due 10/06/2005 (d)                                   300         300
Prime Property Funding II
   7.000% due 08/15/2004                                       110         115
Protective Life Funding Trust
   5.159% due 01/17/2003 (d)                                 2,000       2,007
Prudential Funding Corp.
   6.375% due 07/23/2006                                       100         104
   6.625% due 04/01/2009                                    17,000      16,699
PS Colorado Credit Corp.
   4.175% due 05/30/2002 (d)                                 3,400       3,406
PSEG Capital Corp.
   6.740% due 10/23/2001                                     1,400       1,403
Reliance Group Holdings, Inc.
   9.750% due 11/15/2003 (e)                                10,000         350
   9.000% due 11/15/2049 (e)                                19,000         760
Reliant Energy Financial Co.
   4.156% due 12/10/2001 (d)                                53,100      53,191
Residential Reinsurance
   8.510% due 06/01/2004                                    88,200      88,200
Rothmans Holdings
   6.500% due 05/06/2003                                    16,390      16,921
Royal & Sun Alliance Insurance Group PLC
   8.950% due 10/15/2029                                       270         269
Royal Bank of Scotland Group PLC
   8.817% due 03/31/2049                                    41,600      46,154
   9.118% due 03/31/2049                                    66,400      76,451
Salomon, Inc.
   7.000% due 03/04/2002                                    18,850      19,191
   6.750% due 02/15/2003                                       450         471
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (j)                                 30,556      30,714
   6.625% due 07/01/2002                                        55          56
   6.125% due 01/15/2003                                       290         301
   3.815% due 02/11/2003 (d)                                44,200      44,292
   3.955% due 04/28/2003 (d)                                28,000      28,043
   4.760% due 01/22/2004                                    10,000      10,000
   7.000% due 03/15/2004                                       100         107
   3.980% due 05/04/2004 (d)                                10,020      10,036
   3.859% due 05/21/2004                                    48,000      48,084
Sears Roebuck Acceptance Corp.
   6.600% due 10/09/2001                                    17,000      17,011
   6.360% due 12/04/2001                                       290         292
   6.120% due 12/13/2001                                       260         261
   6.950% due 05/15/2002                                     4,100       4,183
   6.000% due 03/20/2003                                   149,750     153,916
   7.260% due 04/21/2003                                     3,000       3,135
   7.140% due 05/02/2003                                     5,000       5,219
   6.560% due 11/20/2003                                     1,178       1,229
Seismic Ltd.
   8.336% due 01/01/2002 (d)                                32,500      32,450
Simon Property Group, Inc.
   9.000% due 03/15/2002                                     2,000       2,043
Socgen Real Estate LLC
   7.640% due 12/29/2049                                    20,000      21,091
Spieker Properties, Inc.
   6.800% due 12/15/2001                                     5,500       5,534
   6.950% due 12/15/2002                                     1,600       1,656
   6.800% due 05/01/2004                                     1,000       1,047
Steers
   8.049% due 08/07/2002 (d)                                20,000      20,388
Sun Life of Canada (U.S.)
   8.526% due 05/29/2049                                       250         257
Textron Financial Corp.
   4.610% due 10/26/2001 (d)                                11,200      11,209
   4.406% due 05/28/2002 (d)                                51,900      51,972
   5.060% due 09/17/2002 (d)                                 2,000       2,004
The Money Store, Inc.
   8.050% due 04/15/2002                                       300         308
   7.300% due 12/01/2002                                       100         105
Toyota Motor Credit Corp.
   7.586% due 02/15/2002 (d)                                40,000      40,158
Transamerica Finance Corp.
   6.125% due 11/01/2001                                    29,000      29,048
   3.406% due 12/14/2001 (d)                                64,300      64,386
   5.920% due 03/29/2002                                    52,050      52,798
   7.250% due 08/15/2002                                    86,195      89,249
   7.500% due 03/15/2004                                       270         290
Trinom Ltd.
   7.150% due 06/18/2004 (d)                                48,700      48,700
U.S. Bancorp
   4.180% due 03/06/2003                                       600         603
   6.500% due 06/15/2004                                       600         633
US Bank National Association
   5.700% due 12/15/2008                                       370         371
Wachovia Corp.
   6.375% due 04/15/2003                                       200         209
Washington Mutual, Inc.
   4.419% due 05/14/2004 (d)                               138,200     138,470
   4.403% due 05/17/2004 (d)                               191,600     191,985
   8.375% due 06/01/2027                                       235         242
Wells Fargo & Co.
   8.750% due 05/01/2002                                       100         103
   6.500% due 09/03/2002                                       100         103
   6.625% due 07/15/2004                                     6,500       6,956
Wells Fargo Financial, Inc.
   6.375% due 07/16/2002                                       500         513
   6.250% due 11/01/2002                                       100         103
   7.000% due 01/15/2003                                       380         398
   6.000% due 02/01/2004                                        50          52
WestDeutsche Landersbank
   6.750% due 06/15/2005                                    36,400      38,727
   6.050% due 01/15/2009                                   164,600     168,239
Western Capital
   8.796% due 01/07/2003 (d)                                15,600      15,600
                                                                   -----------
                                                                    10,207,627
                                                                   ===========
Industrials 6.7%
Adelphia Communications Corp.
   8.375% due 02/01/2008                                        25          21
   7.875% due 05/01/2009                                        25          20
AdvancePCS
   8.500% due 04/01/2008                                        25          25
AIC Corp.
   3.940% due 10/02/2002 (d)                                17,000      16,981

92 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                         Principal
                                                            Amount       Value
                                                            (000s)      (000s)
------------------------------------------------------------------------------
Air Products & Chemicals, Inc.
     6.250% due 06/15/2003                             $     2,500  $    2,584
Akzo Nobel, Inc.
     6.000% due 11/15/2003                                  32,000      33,136
Albertson's, Inc.
     6.550% due 08/01/2004                                     240         252
Allied Waste Industries, Inc.
     6.100% due 01/15/2003                                   6,000       6,003
     7.375% due 01/01/2004                                  18,925      18,736
     7.625% due 01/01/2006                                      25          25
AMERCO
     7.230% due 01/21/2027                                   1,250       1,254
America West Airlines, Inc.
     6.870% due 07/02/2018                                   1,776       1,524
American Airlines, Inc.
    10.210% due 01/01/2010                                   6,500       6,767
    10.610% due 03/04/2011                                   1,895       2,024
     6.978% due 04/01/2011                                  40,200      40,527
     7.858% due 10/01/2011                                  78,700      79,409
American Standard Cos., Inc.
     7.375% due 02/01/2008                                      25          25
Amkor Technology, Inc.
     9.250% due 05/01/2006                                      25          20
Amoco Corp.
     6.250% due 10/15/2004                                   1,000       1,063
AMR Corp.
     9.125% due 10/24/2001                                     750         752
     9.130% due 10/25/2001                                   2,000       2,005
     8.470% due 02/20/2002                                   2,000       1,994
     8.500% due 02/26/2002                                   1,000         997
Anheuser-Busch Companies, Inc.
     6.750% due 08/01/2003                                     500         534
AT&T Corp.
     8.250% due 01/15/2003                                  43,125      45,390
Atlas Air, Inc.
     7.540% due 04/04/2003 (d)                              22,700      22,700
     8.540% due 04/04/2003 (d)                               3,000       3,000
Avis Group Holdings, Inc.
    11.000% due 05/01/2009                                      25          26
Baxter International, Inc.
     9.500% due 06/15/2008                                     200         240
Bayer Corp.
     6.500% due 10/01/2002                                     250         258
Boeing Co.
     6.350% due 06/15/2003                                     750         781
Buckeye Technologies, Inc.
     8.000% due 10/15/2010                                      25          22
Building Materials Corp.
     8.000% due 10/15/2007                                      15          10
Campbell Soup Co.
     4.750% due 10/01/2003                                     700         711
Canadian National Railway Co.
     6.375% due 10/15/2011                                   4,500       4,532
Cargill, Inc.
     4.900% due 01/14/2002 (d)                               3,000       3,001
Cemex SA de CV
     9.250% due 06/17/2002                                   5,100       5,279
     8.625% due 07/18/2003                                  48,250      50,301
Charter Communications Holdings LLC
     8.250% due 04/01/2007                                      25          23
Clear Channel Communications, Inc.
     3.700% due 06/15/2002 (d)                              20,000      20,065
Coastal Corp.
     3.913% due 03/06/2002 (d)                             149,350     149,586
     8.125% due 09/15/2002                                     250         260
     4.914% due 07/21/2003 (d)                               7,700       7,726
Coca-Cola Enterprises, Inc.
     7.875% due 02/01/2002                                     100         101
     6.000% due 07/15/2003                                     250         261
     5.750% due 11/01/2008                                     100         102
Colgate-Palmolive Co.
     6.000% due 08/15/2003                                      45          47
Comcast Cable Communications
     8.375% due 05/01/2007                                     145         162
ConAgra Foods, Inc.
     4.220% due 09/10/2003 (d)                              20,500      20,538
Continental Airlines, Inc.
     6.410% due 04/15/2007                                     325         325
     6.800% due 07/02/2007                                      25          24
     6.954% due 02/02/2011                                  12,918      12,233
     6.900% due 01/02/2018                                   1,452       1,336
Cox Communications, Inc.
     4.999% due 11/07/2002 (d)                              16,000      16,072
Cox Enterprises, Inc.
     6.625% due 06/14/2002                                   7,250       7,372
     4.579% due 05/01/2033 (d)                               1,100       1,108
Crown Castle International Corp.
    13.250% due 11/15/2007                                      25          20
CSC Holdings, Inc.
     8.125% due 07/15/2009                                      25          26
CSX Corp.
     4.339% due 06/24/2002 (d)                              32,100      32,122
     7.900% due 05/01/2017                                     295         327
DaimlerChrysler North America Holding Corp.
     3.885% due 01/18/2002 (d)                              41,000      40,998
     7.125% due 03/01/2002                                  46,500      47,126
     3.830% due 03/22/2002 (d)                               5,000       4,983
     3.798% due 08/23/2002 (d)                              37,710      37,726
     3.270% due 09/16/2002 (d)                              23,350      23,213
     3.920% due 12/16/2002 (d)                              99,100      99,660
     7.750% due 05/27/2003                                  45,000      47,343
     4.200% due 08/01/2003 (d)                               5,700       5,649
     4.270% due 08/21/2003 (d)                              18,000      17,716
     3.880% due 08/16/2004 (d)                              76,600      75,125
Delta Air Lines Equipment Trust
     9.230% due 07/02/2002                                     715         736
    10.500% due 01/02/2007                                   6,627       7,869
    10.370% due 01/02/2007                                   9,629      10,016
    10.570% due 01/02/2007                                  15,881      16,231
     9.550% due 01/02/2008                                   7,773       7,928
    10.430% due 01/02/2011                                   3,755       3,430
    10.140% due 08/14/2012                                   1,000         869
    10.000% due 06/05/2013                                  10,828       9,483
Delta Air Lines, Inc.
     6.650% due 03/15/2004                                  13,500      11,935
     7.379% due 05/18/2010                                   9,794      10,147
     7.570% due 05/18/2012                                  10,000      10,191
     9.200% due 09/23/2014                                   6,000       4,986
    10.500% due 04/30/2016                                   6,050       6,179
Duty Free International, Inc.
     7.000% due 01/15/2004                                     175         182
Eastman Chemical Co.
     6.375% due 01/15/2004                                   5,750       5,894
Echostar Communications Corp.
     9.375% due 02/01/2009                                      25          25
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                  10,700      10,405
Eli Lilly & Co.
     8.125% due 12/01/2001                                     500         504
     6.250% due 03/15/2003                                     100         104
Elizabeth Arden, Inc.
    11.750% due 02/01/2011                                      25          24
Enron Corp.
     6.450% due 11/15/2001                                   5,275       5,294
     8.000% due 08/15/2005                                   3,200       3,311
Federal Express Corp.
     6.845% due 01/15/2019                                     805         761
Ferrellgas Partners LP
     9.375% due 06/15/2006                                      25          25
Fisher Scientific International
     7.125% due 12/15/2005                                      50          49
Flag Ltd.
     8.250% due 01/30/2008                                      25          16
Ford Capital BV
     9.500% due 06/01/2010                                     200         229
Ford Motor Co.
     7.450% due 07/16/2031                                     295         279
Forest Oil Corp.
     8.000% due 06/15/2008                                      25          25

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 93

Total Return Fund
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount       Value
                                                            (000s)      (000s)
------------------------------------------------------------------------------
Fortune Brands, Inc.
     8.500% due 10/01/2003                             $       500  $      542
Fox Family Worldwide, Inc.
     9.250% due 11/01/2007                                      25          26
Fox/Liberty Networks LLC
     0.000% due 08/15/2007                                      50          48
Fred Meyer, Inc.
     7.375% due 03/01/2005                                  38,100      40,830
General Motors Corp.
     6.250% due 05/01/2005                                     300         307
Gillette Co.
     6.250% due 08/15/2003                                     750         787
     5.750% due 10/15/2005                                   1,500       1,546
Global Crossing Holding Ltd.
     9.125% due 11/15/2006                                      25          11
Grupo Industrial Durango SA
    12.625% due 08/01/2003                                      17          17
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                                   5,000       4,988
HCA - The Healthcare Co.
     8.020% due 08/05/2002                                   9,000       9,320
     4.610% due 09/19/2002 (d)                             190,500     190,743
     8.130% due 08/04/2003                                   7,300       7,665
     6.910% due 06/15/2005                                   9,500       9,575
     7.250% due 05/20/2008                                   1,450       1,438
     6.630% due 07/15/2045                                  10,000      10,269
     6.730% due 07/15/2045                                  22,560      23,177
HEALTHSOUTH Corp.
     6.875% due 06/15/2005                                   1,500       1,476
    10.750% due 10/01/2008                                      25          27
Heinz (H.J.) Co.
     6.875% due 01/15/2003                                     100         104
Hilton Hotels Corp.
     7.375% due 06/01/2002                                   1,000       1,007
HMH Properties, Inc.
     7.875% due 08/01/2008                                      25          21
HNA Holdings, Inc.
     6.125% due 02/01/2004                                     200         208
Honeywell, Inc.
     6.750% due 03/15/2002                                     250         254
Houghton Mifflin Co.
     5.990% due 12/03/2001                                   3,000       3,011
IBM Corp.
     7.250% due 11/01/2002                                     625         651
     7.875% due 12/01/2005                                      25           7
     4.875% due 10/01/2006                                  15,000      14,929
ICI Wilmington, Inc.
     6.750% due 09/15/2002                                  10,000      10,215
IMEXSA Export Trust
    10.125% due 05/31/2003                                   5,676       5,610
Imperial Tobacco Overseas BV
     7.125% due 04/01/2009                                  21,785      22,683
International Game Technology
     7.875% due 05/15/2004                                  14,525      14,598
International Paper Co.
     4.620% due 07/08/2002 (d)                              50,200      50,264
Jack In The Box, Inc.
     8.375% due 04/15/2008                                      25          25
Kerr-McGee Corp.
     3.341% due 06/28/2004 (d)                              85,100      84,901
     6.875% due 09/15/2011                                  10,000       9,962
     7.875% due 09/15/2031                                  25,000      25,136
Kinder Morgan, Inc.
     6.450% due 11/30/2001                                  10,000      10,044
Kmart Corp.
     9.875% due 06/15/2008                                      25          23
Kroger Co.
     7.150% due 03/01/2003                                  13,000      13,616
     4.310% due 08/16/2012 (d)                              97,600      97,726
Mandalay Resort Group
     6.750% due 07/15/2003                                   4,500       4,095
     9.250% due 12/01/2005                                      25          23
Martin Marietta Corp.
     6.500% due 04/15/2003                                      50          52
Mazda Manufacturing Corp.
    10.500% due 07/01/2008                                   1,980       2,577
McLeodUSA, Inc.
     0.000% due 03/01/2007                                      25           8
Mediacom Capital Corp.
     8.500% due 04/15/2008                                      25          24
Meristar Hospitality Corp.
     9.125% due 01/15/2011                                      25          20
MGM Grand, Inc.
     9.750% due 06/01/2007                                      25          25
Mohegan Tribal Gaming Authority
     8.125% due 01/01/2006                                      25          25
Nabisco, Inc.
     6.700% due 06/15/2002                                   9,000       9,181
     6.125% due 02/01/2033                                  15,000      15,398
News America Holdings, Inc.
     8.625% due 02/01/2003                                     750         791
Nextel Communications, Inc.
     9.375% due 11/15/2009                                      25          16
Norfolk Southern Corp.
     6.950% due 05/01/2002                                  12,000      12,247
     7.875% due 02/15/2004                                      50          54
Northwest Airlines, Inc.
     8.970% due 01/02/2015                                   1,568       1,554
     8.072% due 10/01/2019                                     398         410
Occidental Petroleum Corp.
     8.500% due 11/09/2001                                   2,500       2,510
     6.400% due 04/01/2003                                  17,710      18,275
Owens-Illinois, Inc.
     7.350% due 05/15/2008                                      25          19
Park Place Entertainment Corp.
     7.950% due 08/01/2003                                  18,500      18,779
Petroleos Mexicanos
     7.185% due 07/15/2005 (d)                              32,250      32,371
     6.906% due 07/15/2005 (d)                              94,500      94,854
     8.850% due 09/15/2007                                   1,800       1,850
     9.375% due 12/02/2008                                  39,650      41,434
     9.500% due 09/15/2027                                  31,000      32,938
Philip Morris Cos., Inc.
     7.500% due 01/15/2002                                      50          51
     7.625% due 05/15/2002                                   8,300       8,493
     6.800% due 12/01/2003                                  48,345      50,881
     7.000% due 07/15/2005                                  15,125      16,062
     6.950% due 06/01/2006                                   9,540      10,144
     7.200% due 02/01/2007                                  34,000      36,443
Pioneer National Resources Co.
     9.625% due 04/01/2010                                      50          54
Premium Asset Trust
     3.895% due 09/08/2007 (d)                              25,000      25,000
Procter & Gamble Co.
     5.250% due 09/15/2003                                  35,900      37,111
Qwest Corp.
     4.270% due 07/08/2002 (d)                              21,100      21,129
     7.000% due 08/03/2009                                     375         376
Racers
     3.713% due 03/03/2003 (d)                             282,400     282,985
     4.960% due 04/01/2003 (d)                              20,000      20,000
     5.560% due 04/28/2003 (d)                              45,000      46,103
     3.800% due 09/15/2003 (d)                              15,000      15,000
Raytheon Co.
     4.630% due 03/01/2002 (d)                               8,650       8,654
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                                  13,400      13,717
Safeway, Inc.
     5.875% due 11/15/2001                                  43,060      43,195
     7.000% due 09/15/2002                                  16,125      16,544
     6.850% due 09/15/2004                                     250         267
Saks, Inc.
     8.250% due 11/15/2008                                      25          18
Sara Lee Corp.
     6.300% due 11/07/2005                                     500         517
SCL Terminal Aereo Santiago
     6.950% due 07/01/2012                                   5,000       5,119
Scotia Pacific Co. LLC
     7.710% due 01/20/2014                                     305         246


94 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                         Principal
                                                            Amount       Value
                                                            (000s)      (000s)
--------------------------------------------------------------------------------
Scotts Co.
     8.625% due 01/15/2009                             $        25  $       25
Sears, Roebuck & Co.
     8.390% due 02/14/2002                                     240         244
     6.250% due 01/15/2004                                     300         310
SmithKline Beecham Corp.
     7.375% due 04/15/2005                                     150         164
SR Wind Ltd.
     8.888% due 05/18/2005 (d)                              12,000      11,960
     9.388% due 05/18/2005 (d)                              13,000      13,133
Stater Brothers Holdings
   10.750% due 08/15/2006                                       25          25
Station Casinos, Inc.
     8.875% due 12/01/2008                                      25          22
Sun Microsystems, Inc.
     7.000% due 08/15/2002                                     200         204
Systems 2001 Asset Trust
     7.156% due 12/15/2011                                  29,910      31,154
TCI Communications, Inc.
     3.750% due 04/03/2002 (d)                              19,300      19,357
     3.810% due 03/11/2003 (d)                               5,000       5,031
     6.375% due 05/01/2003                                   3,280       3,389
     8.650% due 09/15/2004                                     625         691
     8.000% due 08/01/2005                                     450         492
Teleglobe, Inc.
     7.200% due 07/20/2009                                     410         420
     7.700% due 07/20/2009                                     255         249
Telewest Communications PLC
     9.250% due 04/15/2009                                      50          18
Tenet Healthcare Corp.
     7.875% due 01/15/2003                                  10,300      10,712
     8.625% due 12/01/2003                                   6,200       6,634
     8.125% due 12/01/2008                                      25          27
Texaco Capital, Inc.
     8.500% due 02/15/2003                                     700         751
     6.000% due 06/15/2005                                     400         419
Textron, Inc.
     6.750% due 09/15/2002                                     225         231
Time Warner, Inc.
     6.100% due 12/30/2001                                  45,875      46,115
     9.625% due 05/01/2002                                  22,550      23,299
     7.975% due 08/15/2004                                  15,032      16,474
    10.150% due 05/01/2012                                     200         253
Times Mirror Co.
     6.650% due 10/15/2001                                     300         300
Triad Hospitals, Inc.
    11.000% due 05/15/2009                                      25          27
TRW, Inc.
     6.625% due 06/01/2004                                   8,925       9,188
Tyco International Group SA
     6.875% due 09/05/2002                                   3,175       3,255
     6.125% due 11/01/2008                                     305         308
Union Pacific Corp.
     5.780% due 10/15/2001                                   5,000       5,003
     7.875% due 02/15/2002                                  14,055      14,273
     5.426% due 07/01/2002 (d)                              25,500      25,540
     6.930% due 06/01/2003                                   1,000       1,046
     6.120% due 02/01/2004                                     250         250
Unisys Corp.
     9.210% due 01/21/2017                                   2,000       2,080
United Air Lines, Inc.
     3.683% due 12/02/2002 (d)                              16,619      16,687
     9.200% due 03/22/2008                                   3,690       3,566
     6.932% due 09/01/2001 (d)                              10,500       9,917
    10.360% due 11/13/2012                                   7,000       6,731
    10.020% due 03/22/2014                                   6,925       7,067
    10.850% due 07/05/2014                                  34,111      33,144
    10.850% due 02/19/2015                                   2,100       2,155
    10.125% due 03/22/2015                                  14,300      14,699
     9.060% due 06/17/2015                                   5,000       5,170
United Technologies Corp.
     7.125% due 11/15/2010                                     450         482
UnumProvident Corp.
     7.625% due 03/01/2011                                     355         374
US Airways, Inc.
     6.850% due 01/30/2018                                     141         129
UST, Inc.
     7.250% due 06/01/2009                                  15,000      15,034
Viacom, Inc.
     8.375% due 06/15/2002                                   2,800       2,895
     6.625% due 05/15/2011                                   4,500       4,627
VoiceStream Wireless Corp.
    10.375% due 11/15/2009                                      25          28
Wal-Mart Stores, Inc.
     6.750% due 05/24/2002                                     170         174
     6.500% due 06/01/2003                                     200         210
Walt Disney Co.
     5.125% due 12/15/2003                                     500         512
Waste Management, Inc.
     6.625% due 07/15/2002                                  13,153      13,309
     6.500% due 12/15/2002                                   4,800       4,908
     6.375% due 12/01/2003                                     200         206
     6.500% due 05/15/2004                                  94,000      97,272
     7.375% due 08/01/2010                                     525         552
Williams Communications Group, Inc.
    10.700% due 10/01/2007                                      25          11
Winn-Dixie Stores, Inc.
     8.875% due 04/01/2008                                      25          24
Witco Corp.
     6.600% due 04/01/2003                                     100         102
                                                                    ----------
                                                                     3,257,915
                                                                    ==========
Utilities 5.3%
AES Corp.
     9.500% due 06/01/2009                                      25          22
Alabama Power Co.
     5.350% due 11/15/2003                                   1,600       1,643
Allegheny Energy Supply
     6.325% due 05/01/2002 (d)                               5,800       5,808
Allete, Inc.
     4.610% due 10/20/2003 (d)                              79,700      79,844
Amerada Hess Corp.
     8.590% due 02/06/2002                                  35,000      35,921
American Tower Corp.
     9.375% due 02/01/2009                                      25          24
Arizona Public Service Co.
     4.290% due 11/15/2001 (d)                              14,000      14,017
Ashland, Inc.
     8.450% due 12/05/2001                                   3,000       3,029
     4.540% due 03/07/2003 (d)                                 300         300
AT&T Canada, Inc.
     0.000% due 11/01/2007                                  11,000       3,848
     0.000% due 06/15/2008                                   6,030       2,051
AT&T Corp.
     7.125% due 01/15/2002                                     275         277
Azurix Corp.
    10.375% due 02/15/2007                                      25          25
Baltimore Gas & Electric
     6.125% due 07/01/2003                                     150         156
Bell Atlantic Maryland, Inc.
     8.000% due 10/15/2029                                   1,125       1,254
Bell Atlantic Virginia, Inc.
     5.625% due 03/01/2007                                     500         498
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                                  10,000      10,195
     6.250% due 05/15/2003                                     100         104
British Telecom PLC
     4.445% due 12/15/2003 (d)                             203,860     207,941
     7.625% due 12/15/2005                                   6,800       7,357
     8.125% due 12/15/2010                                  83,000      92,137
BRL Universal Equipment
     8.875% due 02/15/2008                                      25          25
Calpine Corp.
     7.750% due 04/15/2009                                      50          47
CE Electric Funding
     6.853% due 12/30/2004                                     250         258
Central Maine Power Co.
     7.430% due 08/25/2003                                  13,000      13,715
Central Power & Light Co.
     4.676% due 11/23/2001 (d)                              18,100      18,125

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 95

Total Return Fund
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount       Value
                                                            (000s)      (000s)
--------------------------------------------------------------------------------
Chesapeake Energy Corp.
   8.125% due 04/01/2011                               $        25  $       24
Cleveland Electric Illuminating Co.
   9.500% due 05/15/2005                                    33,000      34,017
CMS Energy Corp.
   8.375% due 07/01/2003                                    15,000      15,518
   7.000% due 01/15/2005                                    41,325      41,368
   7.500% due 01/15/2009                                        25          24
Cogentrix Energy, Inc.
   8.750% due 10/15/2008                                        25          27
Columbia Energy Group
   6.610% due 11/28/2002                                     5,000       5,157
Columbus Southern Power Co.
   6.850% due 10/03/2005                                    10,000      10,464
Commonwealth Edison Co.
   3.091% due 09/30/2002 (d)                                10,900      10,911
   6.625% due 07/15/2003                                     1,000       1,048
   7.145% due 09/30/2003 (d)                                22,700      22,708
   9.875% due 06/15/2020                                    11,700      13,415
Conectiv, Inc.
   4.210% due 06/13/2002 (d)                                25,000      25,040
Consolidated Edison, Inc.
   6.625% due 02/01/2002                                       100         101
   3.950% due 06/15/2002 (d)                                11,000      11,024
   6.375% due 04/01/2003                                     1,000       1,037
Consolidated Natural Gas Co.
   7.250% due 10/01/2004                                    43,750      46,998
Constellation Energy Group
   4.270% due 04/04/2003 (d)                                15,000      15,001
CSW Energy, Inc.
   6.875% due 10/01/2001                                     2,000       2,000
Detroit Edison Co.
   7.210% due 08/01/2002                                     1,000       1,035
   4.360% due 07/15/2028                                     5,900       5,900
Deutsche Telekom AG
   7.750% due 06/15/2005                                    97,100     103,791
   8.000% due 06/15/2010                                    13,000      14,094
   8.250% due 06/15/2030                                    50,000      52,962
Dominion Resources, Inc.
   3.800% due 09/16/2002 (d)                                20,000      20,109
   7.600% due 07/15/2003                                    35,000      37,186
DTE Energy Co.
   7.110% due 11/15/2038                                    90,750      94,283
El Paso Electric Co.
   9.400% due 05/01/2011                                     7,455       8,447
El Paso Natural Gas Co.
   7.750% due 01/15/2002                                    15,000      15,161
Entergy Arkansas, Inc.
   7.000% due 03/01/2002                                     3,580       3,626
   7.720% due 03/01/2003                                     1,300       1,363
Entergy Gulf States, Inc.
   4.826% due 09/01/2004 (d)                                 6,400       6,406
Entergy Louisiana, Inc.
   5.800% due 03/01/2002                                    16,500      16,633
   7.740% due 07/01/2002                                       599         601
   8.500% due 06/01/2003                                     3,000       3,202
Entergy Mississippi, Inc.
   4.329% due 05/03/2004 (d)                                31,000      31,048
Exelon Corp.
   5.625% due 11/01/2001                                    22,350      22,389
Florida Power & Light
   6.875% due 12/01/2005                                     4,000       4,307
France Telecom
   5.149% due 03/14/2003 (d)                               145,005     146,627
   3.396% due 07/16/2003 (d)                               138,700     138,787
   7.750% due 03/01/2011                                    14,500      15,427
   8.500% due 03/01/2031                                    50,000      53,674
Georgia Power Co.
   2.664% due 02/22/2002 (d)                                15,000      15,006
GTE California, Inc.
   5.500% due 01/15/2009                                       100          98
GTE South, Inc.
   7.250% due 08/01/2002                                       150         155
Houston Lighting & Power Co.
   8.750% due 03/01/2022                                    10,000      10,372
Indiana Bell Telephone Co., Inc.
   5.500% due 04/01/2007 (d)                                   500         489
Indiana Michigan Power Co.
   4.088% due 09/03/20(d)                                    7,800       7,818
Indianapolis Power & Light Co.
   7.375% due 08/01/2007                                       225         240
Kinder Morgan, Inc.
   6.450% due 03/01/2003                                       240         248
Korea Electric Power Corp.
   7.000% due 10/01/2002                                       380         389
   6.375% due 12/01/2003                                       220         229
LIN Television Corp.
   8.000% due 01/15/2008                                        25          24
Mirant Corp.
   7.900% due 07/15/2009                                       175         181
Nevada Power Co.
   6.200% due 04/15/2004                                    20,000      20,014
New England Telephone & Telegraph Co.
   6.250% due 03/15/2003                                        50          52
   6.375% due 09/01/2008                                     1,350       1,345
New York Telephone Co.
   6.250% due 02/15/2004                                       150         157
   6.000% due 04/15/2008                                        45          46
Niagara Mohawk Power Co.
   7.250% due 10/01/2002                                    24,783      25,509
   7.375% due 07/01/2003                                    39,162      41,063
   7.375% due 08/01/2003                                     1,645       1,736
Noram Energy Corp.
   6.375% due 11/01/2003                                    22,250      23,270
Nortel Networks Corp.
   6.875% due 10/01/2002                                       200         193
NRG Energy, Inc.
   8.000% due 11/01/2003                                     6,000       6,369
NRG Northeast Generating LLC
   8.065% due 12/15/2004                                       352         367
Nuevo Energy Co.
   8.875% due 06/01/2008                                        25          25
Ohio Bell Telephone Co.
   5.375% due 03/01/2007                                       950         928
Ohio Power Co.
   7.000% due 07/01/2004                                    24,000      25,324
Oneok, Inc.
   5.068% due 04/24/2002 (d)                                 8,000       8,012
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(e)                             33,700      28,982
   5.875% due 10/01/2005 (e)                                   100          94
   7.250% due 08/01/2026 (e)                                10,000       9,050
Pacific Northwest Bell Telephone
   4.375% due 09/01/2002                                        50          50
Portland General Electric Co.
   7.660% due 01/14/2002                                     5,000       5,064
PP&L, Inc.
   6.550% due 03/01/2006                                       500         522
Progress Energy, Inc.
   7.100% due 03/01/2011                                       350         375
PSEG Energy Holdings, Inc.
   9.125% due 02/10/2004                                       120         128
PSEG Power LLC
   8.625% due 04/15/2031                                       210         238
Public Service Co. of Colorado
   6.000% due 04/15/2003                                       750         775
Public Service Electric & Gas Co.
   6.125% due 08/01/2002                                     1,000       1,018
   6.250% due 01/01/2007                                     1,500       1,528
Ras Laffan Liquid Natural Gas
   8.294% due 03/15/2014                                       145         153
RCN Corp.
  10.125% due 01/15/2010                                        18           6
Scana Corp.
   4.150% due 02/08/2002 (d)                                13,900      13,907
   4.420% due 07/15/2002 (d)                                40,900      40,944

 96 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                         Principal
                                                            Amount       Value
                                                            (000s)      (000s)
--------------------------------------------------------------------------------
Sierra Pacific Resources
        5.478% due 04/20/2002 (d)                       $    4,500  $    4,458
        5.428% due 04/20/2003 (d)                            4,000       3,877
Southern California Edison Co.
        6.514% due 05/01/2002 (d)                           24,000      20,760
        6.500% due 06/01/2049                                  200         170
Sprint Capital Corp.
        3.860% due 11/15/2001 (d)                          149,200     149,385
        6.500% due 11/15/2001                               14,365      14,422
        7.625% due 06/10/2002                               97,361     100,309
        4.268% due 06/10/2002 (d)                           14,400      14,438
        2.953% due 06/24/2002 (d)                           74,500      74,583
        8.125% due 07/15/2002                               10,378      10,707
        6.125% due 11/15/2008                                  390         380
Telekomunikacja Polska SA
        7.125% due 12/10/2003                               12,200      12,745
        7.750% due 12/10/2008                                7,895       8,159
Texas Utilities Corp.
        5.940% due 10/15/2001                                6,250       6,261
        6.500% due 08/16/2002                                2,600       2,658
        6.750% due 03/01/2003                                  150         155
        3.750% due 06/15/2003 (d)                            8,000       8,004
Toledo Edison Co.
        8.180% due 07/30/2002                                1,400       1,450
        8.700% due 09/01/2002                               24,500      25,263
        7.850% due 03/31/2003                                7,000       7,300
        7.875% due 08/01/2004                                  500         544
TXU Eastern Funding Co.
        6.150% due 05/15/2002                               64,800      65,772
        6.450% due 05/15/2005                               15,270      15,686
Union Electric Co.
        8.000% due 12/15/2022                                1,000       1,020
Vodafone Group PLC
        3.310% due 12/19/2001 (d)                           27,800      27,840
        7.750% due 02/15/2010                                  500         548
Williams Cos., Inc.
        4.070% due 11/15/2001 (d)                           37,600      37,652
        6.200% due 08/01/2002                                5,000       5,083
        7.625% due 07/15/2019                                   85          83
Wilmington Trust Co. - Tucson Electric
     10.732% due 01/01/2013                                    991       1,126
WorldCom, Inc.
        4.302% due 11/26/2001 (d)                           10,300      10,311
        7.375% due 01/15/2003                               21,150      21,885
        6.125% due 04/15/2012                               39,360      39,901
        8.250% due 05/15/2031                                  310         312
Xcel Energy, Inc.
        7.000% due 12/01/2010                                  130         137
                                                                    ----------
                                                                     2,537,438
                                                                    ----------
Total Corporate Bonds & Notes                                       16,002,980
(Cost $15,896,786)                                                  ==========

   MUNICIPAL BONDS & NOTES 0.7%

Alabama 0.0%
Jefferson County, Alabama Sewer Revenue Bonds Warrants,
(FGIC Insured), Series 2000-323
7.620% due 02/01/2029 (d)                                    4,500       4,438

Jefferson County, Alabama Sewer Revenue Bonds Warrants,
(FGIC Insured), Series 2000-352
7.992% due 02/01/2036 (d)                                      625         617

Jefferson County, Alabama Sewer Revenue Bonds,
(FGIC Insured), Series 2001
6.940% due 02/01/2039                                        5,500       5,253

Montgomery Alabama Special Care Facilities Financing
Authority Revenue Bonds, (MBIA Insured), Series 2000
5.410% due 11/15/2029                                        1,000         913
                                                                    ----------
                                                                        11,221
                                                                    ==========

California 0.0%
California State Department of Water Resources Center Valley
Project Revenue Bonds, Series 2000
6.030% due 12/01/2029                                        2,500       2,466

Fairfield California Redevelopment Agency
Tax Allocation Bonds, Series 1997
7.700% due 06/01/2002                                            5           5

Foothill Eastern Transportation Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026                                        9,000       2,574
0.000% due 01/01/2030                                        3,590         830

Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
7.870% due 07/01/2023                                        3,500       3,526

Modesto California Financing Authority Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 09/01/2029                                          300         300

Orange County School Board, Certificate of Participation,
(MBIA Insured), Series 2000
I7.370% due 08/01/2024                                       3,500       3,395

San Diego Public Facilities Financing Authority Revenue
Bonds, (FGIC Insured), Series 1999
5.000% due 05/15/2029                                        1,000       1,001

San Francisco, California City & County Common International
Airport Revenue Bonds, (MBIA Insured), Series 2000
4.840% due 05/01/2028                                        3,350       2,822
                                                                    ----------
                                                                        16,919
                                                                    ==========
Colorado 0.0%
Denver Colorado City & County Airport Revenue Bonds,
Series 2000 5.980% due 11/15/2025                            2,500       2,375
                                                                    ----------

Florida 0.0%
Broward County Florida Airport System Revenue Bonds,
(AMBAC Insured), Series 2000
6.870% due 10/01/2023                                        1,328       1,128

Florida State Board of Education General Obligation Bonds,
(FGIC Insured), Series 2000
6.370% due 06/01/2023                                        3,500       2,874

Florida State Governmental Utility Authority Revenue Bonds,
(AMBAC Insured), Series 2000
7.370% due 10/01/2029 (d)                                    6,453       6,186

Florida State Turnpike Authority Revenue Bonds,
(FGIC Insured), Series 2000
4.440% due 07/01/2027                                        6,323       5,034

Lakeland Florida Electric & Water Revenue Bonds,
(MBIA Insured), Series 2000
5.000% due 10/01/2028                                        2,675       2,575

Modesto Public Financing Authority Lease
Revenue Bonds, (AMBAC Insured), Series 2000
7.770% due 09/01/2029                                        2,500       2,500
                                                                    ----------
                                                                        20,297
                                                                    ==========
Georgia 0.1%
Atlanta, Georgia Water & Wastewater Revenue Bonds,
(FGIC Insured), Series 2000
5.440% due 11/01/2036                                       22,300      20,615

Georgia Local Government Certificate Of Participation,
(MBIA Insured), Series 2000
5.810% due 06/01/2028 (l)                                    9,950       8,657
                                                                    ----------

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 97

Total Return Fund
September 30, 2001 (Unaudited)

                                                                       Principal
                                                                          Amount             Value
                                                                          (000s)            (000s)
--------------------------------------------------------------------------------------------------
                                                                                            29,272
                                                                                         ---------
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
6.870% due 07/01/2028                                               $      7,200         $   6,030
                                                                                         ---------
Illinois 0.1%
Chicago, Illinois Board Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027                                                     15,000             3,619

Chicago, Illinois Board of Education General Obligation
Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                                     12,000             4,350

Chicago, Illinois General Obligation Bonds,
(FGIC Insured), Series 2000                                                4,750             4,964
5.500% due 01/01/2040                                                      3,000             3,071

Chicago, Illinois Residual General Obligation Bonds,
(MBIA Insured), Series 2000
7.620% due 01/01/2028 (d)                                                  3,100             2,972

Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured),
Series 1999 5.375% due 01/01/2030                                         15,000            15,173

Cook County Illinois General Obligation Bonds,
(FGIC Insured), Series 2000 5.000% due 11/15/2028                          3,220             2,950
                                                                                         ---------
                                                                                            37,099
                                                                                         =========
Massachusetts 0.2%
Boston Massachussetts Water & Sewer Common Revenue
Bonds, (FGIC Insured), Series 2000
5.510% due 11/01/2028                                                      3,500             3,325

E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000
7.370% due 09/01/2021                                                      2,590             2,571

Massachusetts Bay Transportation Authority
Revenue Bonds,
(MBIA Insured), Series 2000
6.920% due 03/01/2021                                                      5,150             4,706

Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/01/2037 (d)                                                  3,000             2,779

Massachusetts State Turnpike Authority Revenue Bonds,
(AMBAC Insured), Series 2000
7.570% due 01/01/2039 (d)                                                 10,250             9,468

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000
7.540% due 01/01/2037                                                     21,950            20,304

Massachusetts State Water Reserve Authority Revenue
Bonds, (FSA Insured), Series 2000
6.920% due 08/01/2037 (d)                                                    500               428

Southbridge Associations Limited Liability Corporation
Massachussetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022                                                     31,105            33,788
                                                                                         ---------
                                                                                            77,369
                                                                                         =========
Mississippi 0.0%
Mississippi Development Bank Special Obligation Bonds,
(AMBAC Insured), Series 2000
7.500% due 07/01/2024                                                      2,500             2,459
                                                                                         ---------

Nevada 0.1%
Clark County, Nevada General Obligation Ltd. Bonds,
|(MBIA Insured), Series 2000
8.440% due 07/01/2030 (d)                                                 20,913            21,671

Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 6.690% due 05/15/2028 (d)                                     10,000             9,363
                                                                                         ---------
                                                                                            31,034
                                                                                         =========
New Jersey 0.0%
Essex County New Jersey Important Authority Lease
Revenue Bonds, (FGIC Insured), Series 2000
7.090% due 10/01/2030                                                        250               290

Mercer County New Jersey Important Authority Revenue
Bonds, Series 2000
7.140% due 01/01/2018                                                      3,103             3,793

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
5.130% due 07/01/2028                                                      2,000             1,780
                                                                                         ---------
                                                                                             5,863
                                                                                         =========

New York 0.1%
Long Island Power Authority New York Electric System
Revenue Bonds, (FSA Insured), Series 2001
7.040% due 12/01/2022 (d)                                                  4,000             4,000

Long Island Power Authority Revenue Bonds,
(FSA Insured), Series 2000
7.950% due 12/01/2022                                                      4,500             4,494

Long Island Power Authority Revenue Bonds
(MBIA Insured), Series 2000
8.200% due 12/01/2026                                                      5,500             5,569

New York City Municipal Bonds, Series 1997
3.898% due 08/01/2002 (d)                                                  1,937             1,937

New York City Municipal Water Finance Authority
Revenue Bonds, (MBIA-IBC Insured), Series 2000
6.940% due 06/15/2025                                                      6,565             5,777

New York City, New York General Obligation Bonds,
Series 1997-D 4.545% due 08/01/2002 (d)                                    2,883             2,883

New York City, New York Municipal Water & Sewer System
Financial Authority Revenue Bonds, (FSA Insured),
Series 2000 5.510% due 06/15/2029                                          3,000             2,831
(d)

New York City, New York Transitional Financial Authority
Revenue Bonds, Series 2000
6.510% due 11/01/2024 (d)                                                  1,250             1,209

New York City, New York Transitional Financing Authority
Revenue Bonds, (FGIC-TCRS Insured), Series 2000
4.790% due 11/15/2023                                                      2,500             2,169

New York State Dormitory Authority Lease Revenue
Bonds, (MBIA Insured), Series 2001
4.750% due 01/15/2029 (d)                                                  3,650             3,121

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000
7.570% due 02/15/2023                                                      2,550             2,458

Niagara Frontier Airport Revenue Bonds, (MBIA Insured),
Series 1999 5.625% due 04/01/2029                                          1,000             1,016

Port Authority New York & New Jersey Special Obligation
Revenue Bonds, (MBIA Insured), Series 2000
7.600% due 12/01/2022                                                      3,250             3,453
                                                                                         ---------
                                                                                            40,917
                                                                                         =========
North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds,
Series 1978 5.800% due 01/01/2018                                             55                61
                                                                                         ---------
Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000 5.720% due 12/01/2027                          3,250             3,120
                                                                                         ---------


98 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                                         Principal
                                                                            Amount           Value
                                                                            (000s)           (000s)
---------------------------------------------------------------------------------------------------

Pennsylvania 0.0%
Allegheny County Hospital Development Authority Revenue
Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                                 $   1,000        $    1,126

Allegheny County Pennsylvania Port Authority SPL
Revenue Bonds, Series 2001
5.000% due 03/01/2025                                                     1,000               981

Philadelphia, Pennsylvania School District General Obligation
Bonds, (MBIA State Aid Withholding Insured), Series 2000
6.870% due 04/01/2027 (d)                                                 3,150             2,681

Philadelphia, Pennsylvania School District General Obligation
Bonds, (MBIA State Aid Withholding Insured), Series 2001
0.000% due 04/01/2027                                                       500               426

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
5.000% due 02/01/2029                                                       500               487
                                                                                       ----------
                                                                                            5,701
                                                                                       ==========
Texas 0.1%
Dallas-Fort Worth International Airport Revenue
Bonds, (FGIC Insured), Series 2000
6.000% due 11/01/2028                                                     4,000             4,200

Denton County, Texas Utility System Revenue Bonds,
(MBIA Insured), Series 2000
5.680% due 12/01/2029 (d)                                                 3,000             2,906

Grapevine-Colleyville Independent General Obligation
Bonds, (PSF-GTD Insured), Series 2000
6.000% due 08/15/2029                                                    10,500             8,754

Houston Independent School District General Obligation
Bonds, (PSF Insured), Series 1999
4.750% due 02/15/2026                                                    10,500             9,673

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2000
5.290% due 07/01/2025                                                     2,750             2,506

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2001
7.570% due 07/01/2028 (d)                                                10,000             8,525

Houston, Texas Independent School District
(PSF-GTD Insured), Series 2000
4.790% due 02/15/2026                                                    15,088            12,787

Houston, Texas Water & Sewer System Revenue Bonds,
(FGIC Insured), Series 2001
5.250% due 12/01/2030 (d) 500                                               500

North Texas Towey Authority Dallas North Towey System
Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 01/01/2029                                                     4,000             3,665
                                                                                       ----------
                                                                                           53,516
                                                                                       ==========
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series 1999
5.000% due 08/15/2030                                                       500               472
                                                                                       ----------
Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated Tax Revenue
Bonds, (AMBAC Insured), Series 2000
5.030% due 10/01/2028                                                     6,500             5,444
                                                                                       ----------
Total Municipal Bonds & Notes                                                             349,169
                                                                                       ==========
(Cost $313,349)

   U.S. GOVERNMENT AGENCIES 0.6%

A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                                                  770               804
Fannie Mae
     5.375% due 03/15/2002                                                  750               760
     4.700% due 05/23/2003                                                  815               827
     4.750% due 05/23/2003                                                1,000             1,003
     5.450% due 02/12/2004                                                2,200             2,224
     6.500% due 08/15/2004                                                  550               593
     6.560% due 12/10/2007                                                  190               197
     5.870% due 01/28/2009                                                  200               201
     7.250% due 01/15/2010                                                  900             1,032
     7.125% due 06/15/2010                                               21,210            24,135
     6.250% due 02/01/2011                                                1,200             1,264
     6.000% due 05/15/2011                                                2,800             2,955
     6.875% due 09/10/2012                                                1,000             1,085
     6.930% due 09/17/2012                                                1,000             1,095
     6.875% due 09/24/2012                                                2,000             2,183
     7.250% due 05/15/2030                                                  125               144
     6.625% due 11/15/2030                                                  610               652
Federal Farm Credit Bank
     6.400% due 01/16/2002                                                  100               101
     6.060% due 05/28/2013                                                  100               105
Federal Home Loan Bank
     4.875% due 01/22/2002                                                  115               116
     5.805% due 02/15/2002 (d)                                           17,000            17,083
     6.880% due 08/15/2003                                                1,000             1,068
     5.060% due 10/16/2003                                                1,700             1,702
     5.920% due 08/25/2008                                                  500               530
     6.026% due 01/22/2009                                                  275               278
     5.920% due 03/03/2009                                                  500               529
     6.500% due 08/14/2009                                                1,200             1,314
     0.000% due 09/10/2018                                               15,000             4,577
     0.000% due 12/21/2018                                                4,250             1,313
Freddie Mac
     5.500% due 05/15/2002                                                  435               443
     4.500% due 03/15/2004                                                   70                65
     5.250% due 01/15/2006                                                  165               156
     6.000% due 02/21/2006                                                1,000             1,043
     9.000% due 09/15/2008                                                   18                19
    10.250% due 03/15/2009                                                    1                 1
     6.450% due 04/29/2009                                                  100               102
     5.750% due 09/15/2010                                                  165               159
SallieMae
     6.896% due 10/25/2004 (d)                                            7,784             7,783
Small Business Administration
     7.449% due 08/01/2010                                              121,780           133,040
     7.700% due 07/01/2016                                                  672               729
     6.950% due 11/01/2016                                                4,004             4,231
     6.700% due 12/01/2016                                               15,208            15,922
     7.150% due 03/01/2017                                                7,321             7,795
     7.190% due 12/01/2019                                                  470               501
     7.630% due 06/01/2020                                               23,128            25,127
     6.900% due 12/01/2020                                                9,858            10,345
     6.340% due 03/01/2021                                               32,863            33,462
Tennessee Valley Authority
     0.000% due 04/15/2042                                                6,055             3,089
                                                                                       ----------
Total U.S. Government Agencies                                                            313,882
                                                                                       ==========
(Cost $297,298)

U.S. TREASURY OBLIGATIONS 7.3%

Treasury Inflation Protected
Securities (i)(j)
     3.625% due 07/15/2002 (b)                                        1,093,385         1,112,521
     3.375% due 01/15/2007 (b)                                          312,510           321,593
     3.625% due 01/15/2008                                              922,587           957,472
     3.875% due 01/15/2009                                              546,784           575,319
     3.500% due 01/15/2011                                               57,015            58,654
     3.625% due 04/15/2028                                              250,865           257,685
     3.875% due 04/15/2029                                              159,188           170,978
U.S. Treasury Bonds
     8.125% due 08/15/2021                                                  900             1,193
     8.000% due 11/15/2021                                                5,000             6,560
     6.000% due 02/15/2026                                               10,100            10,778
     5.500% due 08/15/2028                                               32,900            32,900
     6.250% due 05/15/2030                                                1,215             1,353

            See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 99

Total Return Fund
September 30, 2001 (Unaudited)

                                                  Principal
                                                     Amount       Value
                                                     (000s)      (000s)
------------------------------------------------------------------------
U.S. Treasury Notes
    3.875% due 06/30/2003                         $     195   $      199
    5.250% due 05/15/2004                             1,310        1,380
    7.250% due 05/15/2004                               990        1,092
    4.625% due 05/15/2006                             3,625        3,754
    5.500% due 05/15/2009                             1,150        1,229
    6.500% due 02/15/2010                               700          795
U.S. Treasury Strips
    0.000% due 11/15/2001                                43           43
    0.000% due 05/15/2008                               750          556
    0.000% due 02/15/2012                               375          222
    0.000% due 11/15/2021                               200           63
                                                              ----------
Total U.S. Treasury Obligations                                3,516,339
                                                              ==========
(Cost $3,421,861)

  MORTGAGE-BACKED SECURITIES 73.5%

Collateralized Mortgage Obligations 23.8%
ABN AMRO Mortgage Corp.
   6.750% due 09/25/2028                              3,765        3,873
   6.750% due 11/25/2028                                600          611
   6.500% due 06/25/2029                              7,093        7,151
American Southwest Financial Securities Corp.
   7.400% due 11/17/2004                             17,331       18,037
  12.500% due 04/01/2015                                208          210
   7.248% due 11/25/2038                             58,229       58,658
Amresco Commercial Mortgage Funding I
   7.180% due 06/17/2029                                 55           59
Aurora Loan Services
   4.493% due 05/25/2030 (d)                         29,829       29,868
Bank of America Funding Corp.
   6.750% due 11/20/2032                             17,000       17,537
Bank of America Mortgage Securities, Inc.
   6.250% due 07/25/2014                              9,592        9,792
   6.250% due 08/25/2028                             25,000       24,811
   6.500% due 05/25/2029                             35,243       35,278
   7.250% due 10/25/2029                             11,015       11,462
   7.500% due 04/25/2030                              1,862        1,886
   7.500% due 01/25/2031                             98,600      100,365
   7.500% due 02/25/2031                              8,804        8,995
   7.000% due 03/25/2032                             53,400       55,566
Bear Stearns Adjustable Rate Mortgage Trust
   7.275% due 11/25/2030 (d)                        114,401      116,538
   7.491% due 12/25/2030 (d)                        103,109      104,540
   7.482% due 12/25/2030 (d)                         86,375       87,740
   6.928% due 02/25/2031 (d)                         27,499       27,641
   7.013% due 02/25/2031 (d)                         17,412       17,502
   6.583% due 08/25/2031 (d)                         15,900       16,152
   6.688% due 09/25/2031 (d)                         67,954       70,010
   6.792% due 01/25/2032 (d)                         62,171       64,049
Bear Stearns Commercial Mortgage
Securities, Inc.
   5.910% due 05/14/2008                                126          131
   7.000% due 05/20/2030                             45,308       48,519
Bear Stearns Mortgage Securities, Inc.
   4.555% due 10/25/2023 (d)                          2,171        2,307
  10.000% due 08/25/2024                              5,000        5,820
   7.000% due 03/25/2027                              7,000        7,123
   8.125% due 09/25/2027                              2,422        2,519
   7.000% due 02/25/2028                             10,000       10,415
   7.421% due 06/25/2030 (d)                          5,196        5,155
Capco America Securitization Corp.
   5.860% due 12/15/2007                                 43           45
CDC Depositor Trust I
   3.918% due 01/15/2003 (d)                          6,611        6,611
Cendant Mortgage Corp.
   7.250% due 04/18/2013                                456          462
   6.506% due 11/18/2028 (d)                          6,317        6,066
   6.502% due 11/18/2028 (d)                         13,308       13,379
Chase Commercial Mortgage Securities Corp.
   7.631% due 07/15/2032                                275          307
Chase Mortgage Finance Corp.
   7.000% due 07/25/2024                              1,132        1,130
   7.000% due 08/25/2024                              2,562        2,614
   6.750% due 03/25/2025                             12,109       12,079
   8.257% due 04/25/2025 (d)                          3,258        3,321
   6.750% due 10/25/2028                             39,000       40,325
   6.350% due 07/25/2029                             54,323       55,801
   7.750% due 08/25/2030                             10,214       10,738
Chemical Mortgage Securities, Inc.
   7.250% due 01/25/2026                             10,868       11,268
Citicorp Mortgage Securities, Inc.
   7.873% due 10/25/2022 (d)                          7,844        8,030
   6.250% due 04/25/2024                             11,796       11,627
   6.250% due 05/25/2024                                274          274
   7.250% due 10/25/2027                             20,462       21,128
   6.500% due 11/25/2027                              5,354        5,349
   6.750% due 09/25/2028                              9,282        9,628
   7.000% due 09/25/2030                              7,419        7,643
   7.500% due 10/25/2030                             11,873       12,531
   7.000% due 02/25/2031                             36,610       38,095
CMC Securities Corp. II
   7.779% due 04/25/2025 (d)                             86           88
CMC Securities Corp. III
   6.750% due 05/25/2028                              5,000        5,171
CMC Securities Corp. IV
   7.250% due 11/25/2027                             10,378       10,862
Collateralized Mortgage Obligation Trust
   8.000% due 09/20/2021                              4,959        5,095
Collateralized Mortgage Obligation Trust I
  10.200% due 02/01/2016                              1,747        1,797
Collateralized Mortgage Securities Corp.
  11.450% due 11/01/2015 (d)                            103          104
   8.750% due 04/20/2019                                309          323
   8.800% due 04/20/2019                                216          226
COMM
   6.145% due 02/15/2008                             13,742       14,341
   4.300% due 12/16/2011 (d)                          9,000        9,016
Commercial Mortgage Acceptance Corp.
   7.030% due 05/15/2009                                 75           81
Commercial Mortgage Asset Trust
   7.546% due 01/17/2010                                500          555
   6.640% due 09/17/2010                                455          485
   6.975% due 04/17/2013                                145          156
Countrywide Alternative Loan Trust
   8.000% due 07/25/2030                             12,088       12,318
Countrywide Funding Corp.
   6.625% due 02/25/2024                             33,827       35,032
   6.875% due 03/25/2024                              9,080        9,382
   6.750% due 03/25/2024                             12,967       12,829
Countrywide Home Loans
   6.500% due 07/25/2013                              5,676        5,903
   6.250% due 08/25/2014                              3,625        3,700
   6.750% due 11/25/2025                             25,567       24,990
   7.500% due 04/25/2027                              1,514        1,578
   7.500% due 06/25/2027                             11,980       12,427
   7.500% due 09/25/2027                             20,000       20,434
   7.250% due 12/25/2027                              6,224        6,162
   7.250% due 02/25/2028                             57,846       59,774
   6.750% due 06/25/2028                             15,103       15,406
   6.750% due 08/25/2028                              2,511        2,507
   6.750% due 10/25/2028                             15,567       15,505
   6.750% due 11/25/2028                              5,000        5,105
   6.500% due 01/25/2029                             24,978       25,485
   6.500% due 03/25/2029                             21,744       21,958
   6.050% due 04/25/2029                              2,654        2,693
   7.250% due 08/25/2029                              7,200        7,357
   7.750% due 04/25/2030                             24,455       24,676
   7.750% due 10/25/2030                             46,309       47,927
   7.750% due 01/25/2031                             36,577       37,352
   7.500% due 01/25/2031                              1,051        1,093
   6.099% due 07/19/2031 (d)                         21,750       22,338
Credit-Based Asset Servicing and Securitization
   4.215% due 09/25/2029 (d)                            914          918
   4.125% due 02/25/2030 (d)                         40,811       40,870

100  PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                  Principal
                                                     Amount       Value
                                                     (000s)      (000s)
------------------------------------------------------------------------
Crusade Global Trust
     3.900% due 02/15/2030 (d)                    $  74,167   $  74,387
CS First Boston Mortgage Securities Corp.
     6.520% due 07/17/2007                               50          53
     6.750% due 12/27/2028                           13,409      13,396
     6.960% due 06/20/2029                              491         505
     7.500% due 03/25/2031                           39,770      39,979
     4.130% due 06/25/2031 (d)                       32,077      32,170
     4.180% due 06/25/2031 (d)                       68,822      69,113
     7.290% due 09/15/2041                              335         367
Dime Savings
     7.317% due 11/01/2018 (d)                          114         111
DLJ Commercial Mortgage Corp.
     4.235% due 09/05/2001 (d)                          426         427
     4.095% due 05/05/2003 (d)                       28,996      28,996
     4.334% due 07/05/2008 (d)                        1,314       1,320
     7.300% due 06/10/2032                              515         565
DLJ Mortgage Acceptance Corp.
     7.580% due 02/12/2006 (d)                        4,000       4,335
     6.446% due 08/01/2021 (d)                        3,269       3,316
     7.793% due 09/01/2021 (d)                           36          36
     8.000% due 03/25/2022                               96          96
     8.230% due 12/25/2022 (d)                          949         950
     7.067% due 03/25/2023                              171         173
     8.938% due 03/25/2024 (d)                          202         205
     8.603% due 05/25/2024 (d)                           69          71
     9.234% due 10/25/2024 (d)                          328         361
     4.125% due 06/25/2026 (d)                        1,146       1,151
     6.850% due 12/17/2027                            6,605       7,008
Drexel Burnham Lambert CMO Trust
     9.500% due 11/20/2017                              463         483
DVI Business Credit Receivable Corp. III
     4.300% due 10/15/2003 (d)                        3,850       3,871
E-Trade Bank Adjustable Rate Mortgage Trust
     7.174% due 09/25/2031                           26,293      26,737
Fannie Mae
     7.500% due 05/25/2005                            6,700       6,922
     7.500% due 02/25/2006                              375         383
     7.000% due 05/25/2006                              211         216
     6.500% due 07/25/2006                               16          17
     8.000% due 11/25/2006                                4           4
     6.350% due 12/25/2006                                3           3
     7.500% due 05/25/2007                              656         670
     6.250% due 07/25/2007                               26          26
     6.000% due 07/25/2007                              300         305
     6.740% due 08/25/2007                              145         155
     6.270% due 09/25/2007                            3,000       3,131
     7.000% due 10/25/2007                              200         211
     6.500% due 05/25/2008                              500         520
     6.000% due 08/25/2008                               27          27
    10.500% due 08/25/2008                            7,146       7,842
     9.483% due 09/25/2008 (d)                        1,606       1,602
     6.500% due 11/18/2008                            1,022       1,024
     6.500% due 02/25/2009                               51          53
     4.000% due 02/25/2009                               24          24
     6.000% due 02/25/2009                            1,400       1,453
     6.500% due 03/25/2009                               95          99
     6.875% due 06/25/2009                               60          61
     6.500% due 08/25/2010                              500         518
     6.750% due 11/25/2010                              307         308
     6.500% due 04/25/2013                               75          78
     6.000% due 03/18/2015                            3,377       3,376
     6.450% due 09/25/2016                            1,272       1,279
     8.000% due 12/25/2016                              146         152
     6.750% due 07/18/2017                            2,240       2,251
    11.000% due 11/25/2017                              856         951
     9.250% due 04/25/2018                              123         137
     9.300% due 05/25/2018                              530         569
     4.144% due 06/25/2018 (d)                            2           2
     9.500% due 06/25/2018                              445         481
     9.500% due 11/25/2018                            4,152       4,265
     6.000% due 02/25/2019                            1,647       1,659
     6.500% due 03/25/2019                              605         611
     9.500% due 06/25/2019                            1,110       1,195
     9.300% due 08/25/2019                               56          60
     6.350% due 08/25/2019                               32          32
     9.000% due 12/25/2019                            4,701       5,089
     7.500% due 12/25/2019                            5,722       6,073
     7.000% due 03/25/2020                            1,081       1,138
     7.000% due 04/25/2020                               18          18
     7.500% due 05/25/2020                            2,421       2,519
     5.000% due 09/25/2020                              200         201
     7.000% due 09/25/2020                            4,138       4,143
     9.000% due 09/25/2020                            2,552       2,725
     8.000% due 12/25/2020                           28,173      29,655
     8.750% due 01/25/2021                            2,529       2,743
     9.000% due 01/25/2021                            3,869       4,254
     5.750% due 02/18/2021                              100         101
     9.000% due 03/25/2021                              354         385
     7.000% due 05/25/2021                              300         308
     6.500% due 06/25/2021                            5,887       6,056
     6.250% due 06/25/2021                              658         665
     8.000% due 07/25/2021                           11,070      11,828
     8.500% due 09/25/2021                            4,024       4,351
     7.000% due 10/25/2021                            8,364       8,575
     8.000% due 10/25/2021                           17,422      17,739
     7.000% due 11/25/2021                           14,934      15,189
     6.000% due 12/25/2021                               11          11
     5.000% due 12/25/2021                              500         500
     4.000% due 01/25/2022                              126         127
     7.750% due 01/25/2022                           16,686      17,814
     8.000% due 01/25/2022                           18,871      19,228
     8.000% due 03/25/2022                               22          22
     7.000% due 04/25/2022                           17,091      17,525
     5.000% due 04/25/2022                               48          49
     7.000% due 04/25/2022                              145         157
     7.500% due 05/25/2022                            2,000       2,143
     7.375% due 05/25/2022                            9,870      10,438
     8.000% due 06/25/2022                            4,154       4,419
     7.000% due 06/25/2022                            1,014       1,062
     7.000% due 07/25/2022                            4,540       4,750
     8.000% due 07/25/2022                           56,546      59,732
     7.800% due 10/25/2022                            2,570       2,733
     6.500% due 10/25/2022                            4,272       4,393
     7.000% due 03/25/2023                           30,979      32,966
     6.500% due 03/25/2023                            2,000       2,061
     6.500% due 05/18/2023                            6,158       6,200
     6.900% due 05/25/2023                              169         172
     7.000% due 06/25/2023                            5,606       5,642
     6.000% due 08/25/2023                           14,131      12,666
     6.500% due 08/25/2023                                6           6
     6.500% due 09/18/2023                              559         566
     1.000% due 09/25/2023                              135         127
     6.750% due 09/25/2023                            4,224       4,181
     7.000% due 09/25/2023                            2,259       2,266
     6.750% due 10/25/2023                              635         630
     6.500% due 10/25/2023                            8,895       8,959
     7.500% due 10/25/2023                               27          28
     6.500% due 11/25/2023                               20          20
     6.500% due 12/25/2023                              165         168
     5.000% due 01/25/2024                              419         427
     6.500% due 01/25/2024                           48,562      49,126
     6.500% due 02/25/2024                            5,150       5,274
     7.000% due 03/25/2024                           10,267      10,658
     7.500% due 06/20/2024                               53          54
     6.500% due 08/17/2024                           17,000      17,535
     6.000% due 12/25/2024                            1,703       1,729
     7.000% due 02/18/2025                               37          37
     6.600% due 05/18/2025                              219         228
     7.500% due 11/17/2025                              289         305
     7.500% due 12/25/2025                              360         374
     7.000% due 02/15/2026                              132         136
     6.950% due 03/25/2026                              156         156
     7.000% due 07/18/2026                              450         458
     6.500% due 09/18/2026                              120         124
     7.000% due 12/18/2026                           17,287      17,912
     6.000% due 12/25/2026                              170         173
     8.500% due 02/17/2027                            1,474       1,641

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 101

Total Return Fund
September 30, 2001 (Unaudited)

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
     6.000% due 03/25/2027                            $     320       $     325
     5.000% due 04/18/2027                                1,000             989
     6.000% due 05/17/2027                                5,470           5,336
     7.000% due 06/18/2027                                  684             719
     7.000% due 07/18/2027                                  460             485
     6.500% due 07/18/2027                                  184             190
     7.500% due 08/20/2027                                2,697           2,882
     7.000% due 12/20/2027                               13,188          13,634
     4.481% due 04/18/2028 (d)                            2,404           2,412
     6.500% due 05/20/2028                                1,228           1,159
     6.500% due 06/25/2028                                4,700           4,843
     6.500% due 07/18/2028                               67,412          67,707
     6.000% due 07/18/2028                                9,182           8,666
     9.113% due 09/25/2028                               14,608          16,444
     6.500% due 10/25/2028                               40,000          40,125
     6.250% due 02/25/2029                                3,500           3,482
     7.500% due 04/25/2029                                1,139           1,188
     6.000% due 04/25/2029                               11,362           9,952
     7.500% due 06/19/2030                                  260             270
     4.293% due 08/25/2030 (d)                           55,474          55,609
     5.506% due 10/18/2030 (d)                           41,183          41,276
     6.500% due 03/10/2031                               54,031          52,073
     7.500% due 07/25/2031                                1,072           1,111
     6.500% due 07/25/2031                               12,065          11,228
     6.750% due 08/21/2031                              141,441         144,702
     6.750% due 08/25/2031                              148,672         145,901
     4.210% due 09/25/2031                               18,210          18,245
     6.500% due 10/25/2031                               10,057           9,693
     6.500% due 10/30/2031                               20,388          19,566
     6.390% due 05/25/2036                               32,688          30,773
     6.500% due 06/17/2038                                5,000           5,195
     6.300% due 10/17/2038                               16,303          15,677
Federal Housing Administration
     6.750% due 10/30/2031                              154,200         156,826
FFCA Secured Lending Corp.
     7.850% due 10/18/2017                               29,600          31,234
First Commonwealth Savings & Loan
     10.375% due 04/01/2005                                  14              15
First Horizon Asset Securities, Inc.
     7.000% due 02/25/2031                               20,818          21,663
First Interstate Bancorp
     8.875% due 01/01/2009                                  126             136
     9.125% due 01/01/2009 (d)                                8               8
First Nationwide Trust
     6.500% due 03/25/2029                                4,400           4,459
     7.750% due 07/25/2030                                6,000           6,263
First Union Residential Securitization,Inc.
     7.000% due 04/25/2025                                  348             362
     6.750% due 08/25/2028                                9,048           9,152
First Union-Lehman Brothers Commercial Mortgage
     7.150% due 02/18/2004                                   21              21
Freddie Mac
     8.000% due 03/15/2002                                   36              36
     7.000% due 10/15/2003                                2,424           2,485
     6.750% due 10/15/2003                                9,124           9,238
     7.000% due 12/15/2003                                   64              65
     6.500% due 04/15/2005                                  403             405
    10.150% due 04/15/2006                                    4               4
     6.500% due 07/15/2006                                  977             992
     6.500% due 08/15/2006                                  184             186
     7.500% due 02/15/2007                                  581             598
     7.750% due 04/01/2007                                   12              12
     7.500% due 04/01/2007                                   10              11
     7.000% due 07/01/2007                                    2               2
     6.500% due 07/15/2007                                3,891           3,924
     8.000% due 10/01/2007                                   46              47
     5.500% due 10/15/2007                                  660             660
     6.500% due 05/15/2008                                  981             995
     8.550% due 06/15/2008 (d)                               99              96
     6.000% due 11/15/2008                                  225             233
     6.200% due 12/15/2008                                4,748           4,980
     8.500% due 03/01/2009                                  126             134
     6.000% due 03/15/2009                                  265             276

    11.250% due 10/01/2009                            $       2       $       2
     7.000% due 06/01/2010                                   12              13
     7.550% due 03/15/2012                                  180             189
    11.875% due 06/15/2013                                   81              87
     8.500% due 08/15/2013                                2,000           2,042
     8.500% due 09/15/2013                                4,745            4,84
     6.000% due 11/15/2014                                  400             396
    10.100% due 09/01/2016                                  233             258
     7.500% due 11/15/2016                               28,055          29,470
     6.250% due 10/15/2017                                6,233           6,263
     6.350% due 03/25/2018                                   91              92
     5.500% due 05/15/2018                                  225             227
     6.400% due 02/15/2019                                5,095           5,142
     6.500% due 04/15/2019                                1,066           1,083
    10.000% due 11/15/2019                                   72              76
     3.950% due 06/15/2020 (d)                               66              67
     5.250% due 07/15/2020                                   94              94
     5.750% due 08/15/2020                                  232             235
     9.000% due 09/15/2020                                   44              46
     5.000% due 10/15/2020                                  927             935
     5.500% due 10/15/2020                                    8               8
     8.900% due 11/15/2020                                8,710           8,978
     9.500% due 11/15/2020                                2,485           2,531
     6.250% due 12/15/2020                                  145             150
     6.000% due 12/15/2020                                  186             188
     8.750% due 12/15/2020                                  986           1,039
     9.000% due 12/15/2020                                2,155           2,268
     6.250% due 01/15/2021                                  200             203
     9.500% due 01/15/2021                                1,532           1,649
     7.000% due 01/15/2021                                1,634           1,641
     7.000% due 02/15/2021                                  772             780
     8.000% due 04/15/2021                                   66              68
     6.500% due 05/15/2021                                   68              69
     6.500% due 05/17/2021                                   24              24
     6.000% due 06/15/2021                                1,729           1,732
     8.500% due 06/15/2021                               18,766          19,788
     9.000% due 07/15/2021                                1,598           1,694
     9.500% due 07/15/2021                                  687             697
     6.950% due 07/15/2021                                  345             354
     8.000% due 07/15/2021                                1,553           1,555
     6.000% due 07/15/2021                                  135             138
     6.200% due 08/15/2021                                  596             605
     6.950% due 08/15/2021                                  116             120
     9.500% due 08/15/2021                                1,329           1,406
     8.000% due 08/15/2021                               20,925          21,220
     6.500% due 09/15/2021                                  739             754
     7.000% due 09/15/2021                                   96              99
     4.500% due 09/15/2021                                  222             223
     6.500% due 09/15/2021                               14,613          14,744
     7.000% due 10/15/2021                                    1               2
     6.000% due 11/15/2021                                  360             361
     8.000% due 12/15/2021                               19,348          20,535
     6.850% due 01/15/2022                                  688             714
     8.250% due 06/15/2022                                3,911           4,090
     7.000% due 07/15/2022                                9,959          10,362
     8.500% due 10/15/2022                                5,700           5,973
     6.000% due 11/15/2022                                  220             223
     7.000% due 12/15/2022                               21,000          21,916
     7.500% due 01/15/2023                               18,998          20,402
     6.500% due 02/15/2023                                1,250           1,305
     7.500% due 05/01/2023                                  802             843
     6.500% due 07/15/2023                                  240             250
     7.000% due 07/15/2023                                  288             297
     7.500% due 07/15/2023                                  395             416
     6.500% due 08/15/2023                               77,994          78,953
     7.410% due 10/25/2023                                2,102           2,150
     7.400% due 10/25/2023 (d)                           10,508          11,007
     6.500% due 11/15/2023                                  145             146
     6.500% due 01/15/2024                                   35              36
     7.500% due 01/20/2024                                   17              17
     5.000% due 02/15/2024                                  116             111
     6.500% due 02/15/2024                                   12              12
     7.500% due 03/15/2024                                6,793           7,004
     6.500% due 03/15/2024                                  340             343


102 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
    8.000% due 04/25/2024                              $     511      $     561
    6.250% due 05/15/2024                                 14,142         14,257
    8.500% due 08/01/2024                                  1,126          1,203
    7.250% due 08/15/2024                                    132            134
    8.000% due 09/15/2024                                 16,250         17,705
    8.500% due 11/01/2024                                    482            515
    5.650% due 11/15/2024                                    140            142
    6.750% due 01/17/2025                                  3,305          3,335
    6.000% due 02/15/2025                                  3,078          3,126
    7.500% due 02/15/2025                                  1,705          1,729
    7.000% due 09/17/2025                                     40             41
    7.000% due 03/01/2026                                     81             85
    6.500% due 03/15/2026                                    110            110
    6.000% due 08/15/2026                                  2,400          2,438
    3.631% due 09/15/2026 (d)                             33,850         33,751
    7.240% due 10/01/2026 (d)                              2,191          2,232
    6.000% due 11/15/2026                                    550            559
    7.000% due 01/01/2027                                     92             96
    7.500% due 01/15/2027                                 27,169         28,372
    8.000% due 02/15/2027                                 37,222         40,623
    7.000% due 03/01/2027                                    115            120
    7.500% due 03/17/2027                                 20,000         21,600
    6.890% due 05/01/2027 (d)                                289            297
    6.500% due 06/15/2027                                 10,786         10,672
    6.000% due 06/15/2027                                    202            207
    7.500% due 06/20/2027                                 20,956         22,365
    6.500% due 08/15/2027                                 16,600         16,081
    6.500% due 09/15/2027                                 73,000         74,427
    6.500% due 10/15/2027                                 32,300         32,869
    6.000% due 11/15/2027                                    665            670
    6.500% due 01/25/2028                                  8,691          8,590
    6.250% due 03/15/2028                                 10,000          9,963
    6.500% due 04/15/2028                                162,175        162,978
    6.500% due 05/15/2028                                 57,770         57,758
    6.500% due 06/15/2028                                 64,722         62,288
    6.500% due 06/20/2028                                 24,690         23,188
    7.000% due 07/01/2028                                    606            630
    6.500% due 07/15/2028                                 74,335         70,852
    6.500% due 08/15/2028                                350,044        347,272
    7.000% due 11/15/2028                                  9,000          9,296
    6.000% due 12/01/2028                                    639            642
    6.250% due 12/15/2028                                  1,762          1,712
    6.000% due 12/15/2028                                 11,672         11,116
    6.500% due 12/15/2028                                  7,449          7,212
    6.000% due 12/15/2028                                 11,995         11,194
    6.500% due 01/01/2029                                  1,877          1,925
    6.500% due 01/15/2029                                 10,411         10,383
    6.000% due 01/15/2029                                  3,484          3,105
    6.000% due 02/15/2029                                  4,071          3,755
    6.500% due 03/01/2029                                    555            569
    6.500% due 03/15/2029                                 26,551         25,384
    6.500% due 05/01/2029                                    814            834
    6.500% due 06/01/2029                                    306            314
    6.500% due 07/01/2029                                  1,549          1,586
    7.500% due 02/01/2030                                    834            868
    7.500% due 07/15/2030                                  1,000          1,081
    7.500% due 08/15/2030                                  2,784          2,947
    7.000% due 09/15/2030 (d)                             19,184         19,059
    4.140% due 09/15/2030                                  8,833          8,879
    7.000% due 10/15/2030                                 15,966         16,082
    7.500% due 10/15/2030                                 28,927         30,450
    4.090% due 11/15/2030 (d)                              1,128          1,130
    6.303% due 08/15/2032 (d)                             28,194         28,692
Fund America Investors Corp. II
    7.380% due 06/25/2023 (d)                              1,813          1,799
Gaston Oaks PLC
    6.930% due 01/01/2036                                  1,292          1,352
General Electric Capital Mortgage Services, Inc.
    6.000% due 02/25/2009                                    292            291
    6.750% due 12/25/2012                                  1,562          1,573
    6.500% due 09/25/2023                                  1,175          1,152
    6.500% due 12/25/2023                                  8,631          8,349
    6.500% due 01/25/2024                                  3,895          3,676
    6.500% due 03/25/2024                                 68,826         69,303
    6.500% due 04/25/2024                                 70,318         69,646

    8.625% due 11/25/2024                                    234            237
    7.250% due 05/25/2026                                  3,628          3,742
    7.500% due 06/25/2027                                 16,396         16,783
    7.500% due 07/25/2027                                  9,830         10,263
    7.000% due 10/25/2027                                 28,496         29,179
    7.000% due 11/25/2027                                 72,500         75,459
    6.750% due 05/25/2028                                 23,934         23,047
    6.650% due 05/25/2028                                  5,102          5,169
    6.750% due 06/25/2028                                 20,517         21,111
    6.550% due 06/25/2028                                 23,450         24,116
    6.600% due 06/25/2028                                  4,361          4,428
    6.750% due 06/25/2028                                    359            358
    6.750% due 10/25/2028                                 12,114         12,457
    6.250% due 12/25/2028                                 54,321         54,339
    6.500% due 12/25/2028                                 19,500         19,786
    6.750% due 05/25/2029                                 20,000         20,350
    6.500% due 05/25/2029                                  9,858          9,964
    6.000% due 07/25/2029                                 23,507         23,695
    6.250% due 07/25/2029                                132,674        136,366
    5.950% due 07/25/2029                                 13,304         13,297
    6.500% due 07/25/2029                                 95,240         95,969
    7.250% due 08/25/2029                                  8,000          8,301
    7.000% due 09/25/2029                                 16,154         16,739
German American Capital Corp.
    4.305% due 07/01/2018 (d)                              7,855          7,737
GGP - Homart
    4.117% due 06/10/2003 (d)                              9,084          9,093
GMAC Commercial Mortgage Asset Corp.
    3.358% due 07/20/2002                                 15,103         15,103
GMAC Commercial Mortgage Securities, Inc.
    6.566% due 11/15/2007                                     85             90
    6.150% due 11/15/2007                                    204            213
    6.700% due 03/15/2008                                 29,732         31,373
    6.806% due 04/15/2008                                  1,000          1,046
    6.974% due 05/15/2008                                 26,539         28,445
    8.950% due 08/20/2017                                    420            462
    6.570% due 09/15/2033                                 44,643         47,061
    6.945% due 09/15/2033                                 25,060         26,715
GMAC Mortgage Corp. Loan Trust
    7.500% due 05/25/2030                                 12,000         12,643
    7.750% due 10/25/2030                                 14,713         14,798
Goldman Sachs Mortgage Corp.
    6.000% due 12/31/2007                                  7,693          7,991
Government Lease Trust
    4.000% due 05/18/2011                                  3,000          2,487
Government National Mortgage Association
    6.250% due 06/20/2022                                 24,470         24,848
    7.250% due 12/16/2023                                  4,060          4,122
    8.000% due 05/16/2024                                     10             10
    7.000% due 02/20/2025                                  4,793          4,847
    7.000% due 10/20/2025                                  7,000          7,328
    7.000% due 03/20/2026                                    320            333
    6.000% due 03/20/2026                                  1,500          1,524
    4.130% due 06/16/2026 (d)                                932            933
    7.000% due 08/20/2026                                     77             78
    7.500% due 07/16/2027                                 31,842         33,987
    7.000% due 12/20/2027                                  3,154          3,154
    6.500% due 04/20/2028                                 12,147         12,075
    6.750% due 06/20/2028                                 23,382         22,865
    6.500% due 06/20/2028                                 32,684         32,510
    7.250% due 07/16/2028                                     30             33
    6.500% due 07/20/2028                                 41,299         38,099
    6.500% due 09/20/2028                                 30,040         28,219
    6.500% due 01/20/2029                                 29,398         28,508
    7.000% due 02/16/2029                                  6,815          6,998
    8.000% due 03/20/2029                                  7,151          7,511
    6.500% due 03/20/2029                                 16,259         16,387
    6.000% due 05/20/2029                                 11,385         10,268
    7.000% due 01/16/2030                                  6,843          6,736
    7.500% due 01/20/2030                                    336            350
    3.988% due 02/16/2030 (d)                             31,776         31,971
    4.058% due 02/16/2030 (d)                             18,812         18,962
    4.088% due 02/16/2030 (d)                             34,649         34,784
    7.500% due 02/20/2030                                 18,301         19,072
    3.458% due 06/20/2030 (d)                             13,537         13,524

             See accompanying notes |9.30.01| PIMCO Funds Semi-Annual Report 103

Total Return Fund
September 30, 2001 (Unaudited)

                                                                      Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
     4.110% due 09/20/2030 (d)                         $   7,577      $   7,575
     7.500% due 09/20/2030                                 5,321          5,722
     4.280% due 10/16/2030 (d)                            43,495         43,495
Greenwich Capital Acceptance, Inc.
     8.305% due 04/25/2022 (d)                               160            160
     7.795% due 10/25/2022 (d)                                11             11
     8.153% due 01/25/2023                                   153            154
     7.181% due 04/25/2023 (d)                               945            944
     8.434% due 04/25/2024 (d)                               119            119
Guardian Savings & Loan Association
     7.116% due 09/25/2018 (d)                                56             56
G-Wing Ltd.
     6.776% due 05/06/2004 (d)                             6,200          6,200
Headlands Mortgage Securities, Inc.
     7.250% due 11/25/2012                                 1,496          1,514
     7.155% due 12/25/2012                                   544            554
     7.250% due 11/25/2027                                13,143         13,326
     7.000% due 02/25/2028                                   145            145
Home Savings of America
     8.464% due 08/01/2006                                    28             30
     5.685% due 05/25/2027 (d)                             2,229          2,210
     7.042% due 08/20/2029 (d)                            19,350         19,537
Housing Securities, Inc.
     7.000% due 05/25/2008                                 1,000          1,021
HVMLT
     7.470% due 08/19/2030                                22,975         23,554
ICI Funding Corp. Secured Assets
     Corp.
     7.250% due 09/25/2027                                18,068         18,483
     7.750% due 03/25/2028                                 1,844          1,906
Impac CMB Trust
     4.113% due 07/25/2030 (d)                            40,083         40,171
     3.860% due 11/25/2031 (d)                            14,900         14,924
Impac Secured Assets CMN Owner
     Trust
     3.361% due 01/25/2030 (d)                             1,863          1,868
     4.280% due 10/25/2030 (d)                            33,140         33,241
Imperial CMB Trust
     6.650% due 11/25/2029                                   767            791
Imperial Savings Association
     8.226% due 01/25/2017 (d)                                49             49
     8.839% due 07/25/2017 (d)                               202            201
Independent National Mortgage Corp.
     8.250% due 05/25/2010                                   110            112
     6.650% due 10/25/2024                                 2,147          2,164
     8.750% due 12/25/2024                                    28             28
     8.417% due 01/25/2025 (d)                                35             36
     6.319% due 07/25/2025 (d)                             4,245          4,248
     7.500% due 09/25/2025                                   137            137
     6.930% due 05/25/2026                                    58             58
Indymac Adjustable Rate Mortgage
     Trust
     6.569% due 08/25/2031 (d)                            15,628         15,907
     6.490% due 09/25/2031 (d)                            99,000        103,300
     6.490% due 09/28/2031 (d)                            25,100         25,587
International Mortgage Acceptance
     Corp.
     12.250% due 03/01/2014                                  224            262
J.P. Morgan Commercial Mortgage
     Finance Corp.
     8.228% due 02/25/2028                                 1,615          1,758
     7.069% due 09/15/2029                                    65             69
     6.533% due 01/15/2030                                20,000         21,134
Kidder Peabody Acceptance Corp.
     10.431% due 09/25/2024 (d)                            1,731          1,749
LB Commercial Conduit Mortgage
     Trust
     6.330% due 11/18/2004                                    36             37
Lehman Large Loan Trust
     6.790% due 06/12/2004                                    54             56
Long Beach Mortgage Loan Trust
     8.396% due 01/20/2017 (d)                            40,699         46,081
LTC Commercial Corp.
     7.100% due 11/28/2012                                 3,096          3,200
Mellon Residential Funding Corp.
     6.500% due 02/25/2028                                10,000         10,134
     6.350% due 06/25/2028                                22,000         22,465
     5.652% due 06/26/2028                                 2,289          2,287
     6.600% due 06/26/2028                                 7,660          7,831
     6.110% due 01/25/2029                                23,900         23,470

     6.580% due 07/25/2029 (d)                            55,565         58,881
     6.460% due 07/25/2029 (d)                             1,340          1,339
     6.570% due 07/25/2029 (d)                            44,000         44,549
Merrill Lynch Mortgage Investors, Inc.
     7.598% due 06/15/2021                                   844            865
     7.856% due 06/15/2021 (d)                             3,800          3,936
     7.596% due 06/15/2021 (d)                             4,051          4,190
     7.039% due 06/15/2021                                 1,773          1,846
     6.950% due 06/18/2029                                26,782         27,961
     5.650% due 12/15/2030                                 7,279          7,503
Midland Realty Acceptance Corp.
     7.020% due 01/25/2029                                11,321         11,720
MLCC Mortgage Investors, Inc.
     3.875% due 09/15/2026 (d)                            14,512         14,527
Morgan Stanley Capital I
     6.440% due 11/15/2002                                    17             17
     5.990% due 03/15/2005                                    53             55
     6.860% due 05/15/2006 (d)                             1,430          1,505
     6.190% due 01/15/2007                                18,064         18,874
     6.160% due 04/03/2009                                12,348         12,873
     7.460% due 02/15/2020                                 9,087          9,733
     4.035% due 07/25/2027 (d)                               306            305
     6.220% due 06/01/2030                                    65             68
     6.590% due 10/03/2030                                 6,400          6,730
Morgan Stanley, Dean Witter & Co.
     3.818% due 10/15/2026 (d)                             2,601          2,586
Mortgage Capital Funding, Inc.
     7.800% due 04/15/2006                                   500            546
     7.008% due 09/20/2006                                15,545         16,645
     6.001% due 11/18/2031                                    65             68
Mortgage Obligation Structured Trust
     7.700% due 10/25/2018                                24,453         24,688
NationsBanc Montgomery Funding Corp.
     6.750% due 06/25/2028                                10,000         10,279
     6.500% due 07/25/2028                                14,470         14,764
     6.750% due 08/25/2028                                20,009         20,146
     6.250% due 10/25/2028                                 7,000          6,950
Nationslink Funding Corp.
     6.654% due 02/10/2006                                19,624         20,777
     4.198% due 04/10/2007 (d)                            16,763         16,770
Nomura Asset Acceptance Corp.
     7.000% due 02/19/2030                                 2,097          2,225
Nomura Asset Securities Corp.
     8.271% due 05/25/2024 (d)                               464            475
     6.590% due 03/15/2030                                   335            356
     7.120% due 04/13/2039                                   460            497
Norwest Asset Securities Corp.
     6.750% due 12/25/2012                                12,829         13,313
     6.500% due 04/25/2013                                19,078         19,786
     6.500% due 06/25/2013                                12,313         12,755
     7.500% due 03/25/2027                                40,048         41,159
     6.750% due 09/25/2027                                 2,055          2,073
     6.350% due 04/25/2028                                   524            525
     6.750% due 05/25/2028                                40,707         41,417
     6.750% due 07/25/2028                                12,657         12,449
     6.250% due 08/25/2028                                 2,334          2,352
     6.250% due 09/25/2028                                   378            378
     6.750% due 10/25/2028                                38,008         39,183
     6.500% due 12/25/2028                                39,751         40,483
     6.500% due 01/25/2029                                   393            395
     6.500% due 02/25/2029                                67,541         67,968
     5.950% due 04/25/2029                                74,651         75,095
     6.300% due 04/25/2029                                 5,734          5,781
     6.200% due 04/25/2029                                77,385         78,632
     6.500% due 04/25/2029                                26,751         27,018
     6.250% due 05/25/2029                                   427            434
     6.000% due 05/25/2029                                19,713         19,884
     6.500% due 06/25/2029                                46,178         47,002
     6.750% due 08/25/2029                                   855            864
     6.500% due 10/25/2029                                 1,960          1,972
     7.000% due 11/25/2029                                14,726         15,360
     7.250% due 02/25/2030                                19,756         20,744


104 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
Norwest Integrated Structured Assets, Inc.
     7.000% due 09/25/2029                            $      3,658  $     3,752
Paine Webber Mortgage Acceptance Corp.
     6.000% due 04/25/2009                                  11,951       12,158
Patten Mortgage Trust
     7.250% due 08/01/2011 (d)                                 289          292
PHH Mortgage Services Corp.
     7.178% due 11/18/2027                                     941          974
PNC Mortgage Securities Corp.
     6.750% due 06/25/2016                                   5,039        5,107
     7.000% due 10/25/2027                                  35,623       36,175
     6.750% due 12/25/2027                                   7,230        7,199
     7.000% due 02/25/2028                                  25,301       26,303
     6.981% due 02/25/2028                                   9,395        9,660
     6.500% due 02/25/2028                                      90           90
     6.625% due 03/25/2028                                   1,274        1,281
     7.000% due 05/25/2028                                   3,886        3,954
     6.750% due 07/25/2028                                   3,527        3,628
     6.550% due 07/25/2028                                  24,500       24,975
     6.750% due 09/25/2028                                   3,996        4,111
     6.750% due 10/25/2028                                  26,045       26,733
     6.750% due 12/25/2028                                  21,709       22,231
     6.500% due 01/25/2029                                     993        1,008
     6.250% due 01/25/2029                                   9,263        9,290
     6.300% due 03/25/2029                                   9,989       10,036
     6.300% due 06/25/2029                                  30,400       31,378
     6.200% due 06/25/2029                                  42,230       43,359
     6.500% due 06/25/2029                                  48,600       48,822
     7.000% due 06/25/2030                                  11,303       11,672
     7.750% due 07/25/2030                                  36,332       36,760
     4.263% due 12/25/2030 (d)                              26,036       26,076
     7.500% due 02/25/2031                                  68,468       70,458
     7.500% due 05/25/2040 (d)                               2,111        2,148
PNC Mortgage Trust
     8.250% due 03/25/2030                                  45,539       46,870
Prudential Home Mortgage Securities
     7.400% due 11/25/2007                                   1,202        1,233
     7.000% due 01/25/2008                                  23,860       24,501
     6.750% due 07/25/2008                                     836          848
     6.400% due 04/25/2009                                      97           97
     6.950% due 11/25/2022                                     222          226
     7.000% due 07/25/2023                                   8,691        8,951
     6.750% due 10/25/2023                                  10,166       10,121
     5.900% due 12/25/2023                                   2,326        2,347
     6.500% due 01/25/2024                                     351          354
     6.050% due 04/25/2024                                     986          985
     6.800% due 05/25/2024                                  11,608       12,158
     6.450% due 11/25/2025                                   5,264        5,212
Prudential Securities Secured Financing Corp.
     6.074% due 01/15/2008                                  11,349       11,841
Prudential-Bache Trust
     5.748% due 09/01/2018 (d)                                 163          163
     8.400% due 03/20/2021                                   4,724        4,970
PSB Financial Corp. II
    11.050% due 12/01/2015                                     335          346
Regal Trust IV
     6.926% due 09/29/2031 (d)                                 915          919
Resecuritization Mortgage Trust
     3.830% due 04/26/2021 (d)                                  29           29
     6.750% due 06/19/2028                                  18,022       18,484
     6.500% due 04/19/2029                                   3,298        3,383
Residential Accredit Loans, Inc.
     7.500% due 08/25/2027                                  15,000       15,395
     7.000% due 02/25/2028                                  41,115       42,803
     6.500% due 12/25/2028                                     400          406
     6.500% due 05/25/2029                                   3,000        3,049
     6.750% due 06/25/2029                                   1,149        1,163
     7.000% due 07/25/2029                                     318          323
     7.750% due 03/25/2030                                   1,218        1,223
Residential Asset Securitization Trust
     7.375% due 03/25/2027                                   5,142        5,282
     7.000% due 10/25/2027                                  19,264       19,928
     7.000% due 01/25/2028                                  20,000       20,869
     6.750% due 06/25/2028                                  11,847       11,905
     6.500% due 12/25/2028                                   1,250        1,281
     6.500% due 03/25/2029                                  22,700       23,416
     8.000% due 02/25/2030                                  35,020       35,984
     8.000% due 04/25/2030                                   5,286        5,344
     4.505% due 09/25/2030 (d)                              11,878       11,953
Residential Funding Mortgage Securities, Inc.
     7.000% due 08/25/2008                                   1,523        1,525
     7.500% due 09/25/2011                                   7,522        7,667
     7.000% due 05/25/2012                                   3,095        3,186
     6.500% due 12/25/2012                                  18,179       18,683
     7.143% due 12/01/2018 (d)                               1,803        1,807
     7.750% due 09/25/2022                                     265          264
     8.000% due 01/25/2023                                   1,781        1,782
     8.000% due 02/25/2023                                   6,323        6,365
     6.500% due 11/25/2023                                   1,660        1,680
     7.500% due 09/25/2025                                   4,609        4,623
     7.500% due 12/25/2025                                     901          931
     7.750% due 11/25/2026                                   9,000        9,366
     7.500% due 04/25/2027                                   4,579        4,679
     7.500% due 06/25/2027                                  40,537       41,327
     7.500% due 07/25/2027                                  24,748       25,451
     7.250% due 08/25/2027                                  15,349       15,728
     7.250% due 10/25/2027                                  26,561       27,310
     7.000% due 11/25/2027                                  17,000       17,665
     6.750% due 02/25/2028                                  29,709       30,457
     6.750% due 05/25/2028                                  60,741       62,926
     6.750% due 06/25/2028                                  62,987       63,727
     6.750% due 07/25/2028                                  13,292       13,720
     6.750% due 08/25/2028                                  35,000       35,733
     6.750% due 09/25/2028                                  66,493       68,373
     6.500% due 10/25/2028                                  52,000       52,797
     6.250% due 11/25/2028                                   3,000        3,001
     6.500% due 12/25/2028                                  23,400       23,685
     6.500% due 01/25/2029                                  72,314       72,917
     6.500% due 03/25/2029                                  27,960       28,336
     6.200% due 05/25/2029                                  16,322       16,333
     6.500% due 06/25/2029                                  11,964       11,385
     6.750% due 07/25/2029                                  22,600       23,306
     7.000% due 10/25/2029                                  25,260       26,286
     7.500% due 11/25/2029                                  12,338       12,808
     7.750% due 10/25/2030                                   9,637        9,792
     7.500% due 11/25/2030                                  95,303       96,940
     6.329% due 06/25/2031                                  64,784       65,674
Resolution Trust Corp.
     5.530% due 10/25/2021 (d)                                 100          101
    11.060% due 10/25/2021                                      44           46
     8.625% due 10/25/2021                                      98           98
     8.127% due 10/25/2021 (d)                                 108          107
     8.784% due 05/25/2022 (d)                               1,009        1,037
     6.090% due 08/25/2023 (d)                               1,442        1,457
     8.835% due 12/25/2023                                   3,094        3,090
     8.000% due 04/25/2025                                     152          151
     8.000% due 06/25/2026                                     245          244
     7.200% due 10/25/2028 (d)                              10,872       10,856
     7.598% due 10/25/2028 (d)                               3,861        3,890
     7.692% due 05/25/2029 (d)                               2,158        2,225
     7.582% due 05/25/2029 (d)                               2,006        2,086
     6.840% due 05/25/2029 (d)                               2,558        2,546
RMF Commercial Mortgage Securities, Inc.
     6.715% due 01/15/2019 (d)                                 235          244
Ryan Mortgage Acceptance Corp. IV
     9.450% due 10/01/2016                                      62           68
Ryland Acceptance Corp.
    11.500% due 12/25/2016                                      71           78
Ryland Mortgage Securities Corp.
     8.200% due 06/25/2021                                      34           34
     8.159% due 08/25/2022 (d)                               1,429        1,428
     7.899% due 08/25/2029 (d)                               1,000        1,034
     6.993% due 10/25/2031 (d)                                 937          938
     14.000% due 11/25/2031                                    617          625
SACO I, Inc.
     7.411% due 07/25/2030                                     136          136
     8.072% due 07/25/2030                                   7,791        7,994
     4.010% due 09/25/2040 (d)                                 383          383

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 105

Total Return Fund
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII
     8.224% due 11/25/2022 (d)                        $        275  $       278
     7.295% due 09/25/2023                                   4,474        4,573
     7.591% due 10/25/2023 (d)                                 107          108
     7.932% due 03/25/2024 (d)                                 216          219
     8.449% due 07/01/2024 (d)                               3,142        3,193
     8.375% due 09/25/2024 (d)                                 147          147
     8.153% due 10/25/2024 (d)                                 239          243
     4.133% due 04/25/2029 (d)                               6,109        6,126
     4.173% due 04/25/2029 (d)                               2,662        2,672
     4.093% due 06/25/2029 (d)                              19,306       19,293
     4.193% due 09/25/2029 (d)                                 200          200
     7.601% due 12/25/2030                                  60,609       61,576
Santa Barbara Savings & Loan Association
     9.500% due 11/20/2018                                   1,604        1,665
Sasco Floating Rate Commercial Mortgage Trust
     6.500% due 10/25/2031 (d)                             155,200      157,189
Saxon Mortgage Securities Corp.
     6.250% due 04/25/2009                                   1,401        1,419
     7.375% due 09/25/2023                                   6,372        6,561
     6.500% due 02/25/2024                                   1,066        1,069
Sears Mortgage Securities
    12.000% due 02/25/2014                                     440          462
     6.113% due 11/25/2021 (d)                                 380          394
     7.431% due 10/25/2022 (d)                               1,460        1,477
     9.572% due 12/25/2028                                     244          243
Securitized Asset Sales, Inc.
     8.108% due 06/25/2023 (d)                                 215          217
     7.410% due 09/25/2024 (d)                               8,612        8,758
Security Pacific National Bank
     6.871% due 03/25/2018 (d)                                  72           74
     7.430% due 09/25/2019 (d)                                 381          395
Sequoia Mortgage Trust
     6.462% due 10/25/2024 (d)                              46,944       47,563
     6.350% due 09/25/2025 (d)                               4,014        4,076
Small Business Investment Cos.
     7.540% due 08/10/2009                                  91,241      100,414
     8.017% due 02/10/2010                                 107,593      121,047
     7.640% due 03/10/2010                                  71,485       78,803
     7.452% due 09/01/2010                                  15,860       17,290
Starwood Asset Receivables Trust
     5.350% due 09/25/2022 (d)                                 922          923
Starwood Commercial Mortgage Trust
     6.600% due 02/03/2009                                  10,507       11,138
Structured Asset Mortgage Investments, Inc.
     6.750% due 03/25/2028                                  22,137       22,420
     6.904% due 06/25/2028 (d)                              34,281       34,932
     6.250% due 11/25/2028                                  14,878       14,832
     6.750% due 01/25/2029                                  10,000       10,277
     6.300% due 05/25/2029                                  16,147       16,260
     6.577% due 06/25/2029 (d)                              27,446       28,214
     7.250% due 07/25/2029                                  12,616       12,735
     7.205% due 02/25/2030 (d)                                 740          751
     6.750% due 05/02/2030                                  25,000       24,896
Structured Asset Notes Transactions Ltd.
     6.650% due 08/30/2005 (d)                              15,126       15,434
Structured Asset Securities Corp.
     7.000% due 02/25/2016                                  24,738       25,321
     7.500% due 07/25/2016                                  53,121       54,718
     7.000% due 12/25/2027                                  51,500       53,447
     7.750% due 02/25/2028                                   3,940        4,147
     3.411% due 02/25/2030 (d)                               1,167        1,170
     4.405% due 11/25/2030 (d)                              28,001       27,833
     4.243% due 05/25/2031 (d)                              18,601       18,536
Structured Mortgage Asset Residential Trust
     7.584% due 07/25/2024                                     178          186
Superannuation Members Home Loans Global Fund
     4.140% due 06/15/2026 (d)                              20,900       20,920
TMA Mortgage Funding Trust
     3.041% due 01/25/2029 (d)                              29,285       29,285
Torrens Trust
     3.750% due 07/15/2031 (d)                               9,833        9,833
Union Planters Mortgage Finance Corp.
     6.750% due 01/25/2028                                   4,000        4,059
     6.800% due 01/25/2028                                  15,000       15,730
United Mortgage Securities Corp.
     7.253% due 06/25/2032                                  16,082       15,869
     7.269% due 09/25/2033 (d)                                 891          874
Vendee Mortgage Trust
     7.500% due 08/15/2017                                      71           71
     7.750% due 05/15/2018                                     387          397
     6.500% due 05/15/2020                                  30,510       31,687
     7.750% due 05/15/2022                                     315          343
     6.837% due 01/15/2030                                  14,880       15,538
Washington Mutual, Inc.
     3.954% due 07/26/2003 (d)                              43,188       43,188
     7.500% due 11/19/2029                                     600          624
     6.014% due 10/19/2039                                   3,000        3,109
     6.394% due 10/19/2039                                 143,394      148,786
     6.604% due 10/19/2039 (d)                              90,270       90,982
     7.371% due 12/25/2040 (d)                              31,514       31,624
     7.176% due 01/25/2041 (d)                              91,163       91,597
Wells Fargo Mortgage-Backed Securities Trust
     7.500% due 01/25/2031                                   5,223        5,335
     6.660% due 10/25/2031 (d)                              39,390       40,146
Western Federal Savings & Loan Association
     7.997% due 06/25/2021 (d)                               1,756        1,762
                                                                    -----------
                                                                     11,451,379
                                                                    ===========
Fannie Mae 1.7%
     5.500% due 01/01/2004-12/01/2030 (k)                   22,284       21,714
     5.909% due 09/01/2017 (d)                               4,169        4,195
     6.000% due 11/01/2003-07/01/2031 (d)(k)               151,285      151,258
     6.090% due 12/01/2008                                      48           50
     6.199% due 04/01/2027 (d)                                  72           74
     6.206% due 09/01/2024 (d)                               1,199        1,227
     6.210% due 08/01/2010                                  50,536       52,699
     6.219% due 09/01/2024 (d)                               1,382        1,406
     6.247% due 09/01/2029 (d)                                 532          549
     6.255% due 09/01/2013                                  64,000       65,763
     6.297% due 10/01/2040 (d)                              17,034       17,398
     6.320% due 10/01/2013                                   4,280        4,487
     6.420% due 12/01/2007                                     150          159
     6.498% due 10/01/2040 (d)                              18,377       18,412
     6.500% due 04/01/2003-06/01/2031 (k)                   28,305       29,032
     6.502% due 10/01/2030 (d)                              23,625       24,130
     6.550% due 01/01/2008                                     941        1,004
     6.555% due 08/01/2028                                   2,223        2,240
     6.566% due 04/01/2026 (d)                                 873          901
     6.626% due 12/01/2027 (d)                               5,533        5,739
     6.663% due 01/01/2018 (d)                               1,012        1,040
     6.671% due 08/01/2027 (d)                              25,681       26,239
     6.723% due 05/01/2030 (d)                                 190          195
     6.730% due 11/01/2007                                   1,127        1,212
     6.750% due 08/01/2003                                     101          102
     6.847% due 07/01/2003                                      61           62
     6.883% due 06/01/2024 (d)                                 544          560
     6.899% due 07/01/2024 (d)                               3,070        3,151
     6.925% due 10/01/2027 (d)                               3,495        3,593
     6.977% due 11/01/2025 (d)                                 346          357
     6.982% due 06/01/2007                                     458          496
     7.000% due 07/01/2003-09/01/2031 (k)                   87,987       90,801
     7.001% due 05/01/2024 (d)                               1,606        1,628
     7.103% due 09/01/2022 (d)                                 703          726
     7.107% due 06/01/2023 (d)                               1,069        1,099
     7.192% due 05/01/2026 (d)                                 350          357
     7.209% due 10/01/2024 (d)                                 235          241
     7.240% due 11/01/2025 (d)                               2,458        2,504
     7.250% due 05/01/2002-01/01/2023 (k)                    9,414        9,643
     7.265% due 02/01/2028 (d)                                 705          727
     7.324% due 05/01/2025 (d)                               1,999        2,048
     7.350% due 09/01/2027 (d)                               1,092        1,122
     7.370% due 11/01/2025 (d)                                 894          916
     7.385% due 09/01/2022 (d)                                 594          608
     7.425% due 06/01/2030 (d)                              30,477       31,683
     7.460% due 08/01/2029                                   3,925        4,297
     7.474% due 05/01/2023 (d)                               1,886        1,927
     7.496% due 08/01/2026 (d)                               1,232        1,264
     7.500% due 10/01/2002-05/01/2031 (k)                   19,333       20,357
     7.505% due 04/01/2027 (d)                                 408          418

106 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
     7.598% due 07/01/2019 (d)                        $        554  $       568
     7.663% due 09/01/2025 (d)                                 739          747
     7.710% due 11/01/2025 (d)                               1,395        1,426
     7.717% due 03/01/2025 (d)                               2,059        2,109
     7.750% due 06/01/2009                                     135          142
     7.780% due 01/01/2018                                   2,220        2,559
     7.791% due 08/01/2027 (d)                                 705          731
     7.850% due 07/01/2018                                   6,658        7,532
     7.886% due 01/01/2026 (d)                                 712          733
     7.900% due 08/01/2023 (d)                                 351          373
     7.903% due 05/01/2022 (d)                                 419          419
     7.920% due 03/01/2018                                   2,734        3,188
     7.980% due 05/01/2030                                   6,652        7,012
     7.995% due 10/01/2024 (d)                                 896          921
     8.000% due 04/01/2002-06/01/2031 (d)(k)               156,767      164,523
     8.038% due 10/01/2023 (d)                                 690          727
     8.060% due 04/01/2030                                   1,847        1,948
     8.080% due 04/01/2030                                   1,011        1,067
     8.200% due 12/01/2023 (d)                                 587          591
     8.250% due 10/01/2008-03/01/2030 (k)                    2,116        2,404
     8.252% due 03/01/2026 (d)                               1,001        1,036
     8.261% due 01/01/2024 (d)                                 368          378
     8.315% due 01/01/2024 (d)                                 288          297
     8.342% due 02/01/2026 (d)                                 390          403
     8.361% due 01/01/2024 (d)                                 940          966
     8.381% due 11/01/2023 (d)                                 418          429
     8.401% due 12/01/2023 (d)                                 129          132
     8.406% due 10/01/2023 (d)                                 216          221
     8.425% due 09/01/2023 (d)                               1,594        1,607
     8.429% due 12/01/2023 (d)                                 717          741
     8.490% due 06/01/2025                                     986        1,054
     8.500% due 11/01/2001-09/01/2030 (k)                    6,416        6,847
     8.585% due 01/01/2024 (d)                                  61           63
     8.664% due 11/01/2023 (d)                                 130          135
     9.000% due 10/01/2004-12/01/2027 (k)                    7,750        8,476
     9.500% due 12/01/2006-07/01/2026 (k)                    7,043        7,644
     9.750% due 11/01/2008                                      40           44
    10.000% due 09/01/2003-05/01/2022 (k)                    1,337        1,478
    10.500% due 11/01/2013-04/01/2022 (k)                      491          544
    10.750% due 03/01/2014                                      23           25
    11.000% due 11/01/2013-11/01/2020 (k)                      224          252
    11.500% due 08/20/2016-11/01/2019 (k)                       65           74
    12.000% due 05/01/2016                                       7            8
    12.500% due 10/01/2015                                      25           29
    13.000% due 09/01/2013                                      21           25
    13.250% due 09/01/2011                                      10           12
    14.500% due 11/01/2011-01/01/2013 (k)                       25           30
    14.750% due 08/01/2012                                     129          157
    15.000% due 10/01/2012                                      72           88
    15.500% due 10/01/2012-12/01/2012 (k)                       14           16
    15.750% due 12/01/2011-08/01/2012 (k)                       79           97
    16.000% due 09/01/2012                                      89          108
                                                                    -----------
                                                                        844,946
                                                                    ===========
Federal Housing Administration 1.0%
     6.000% due 03/20/2028                                   4,195        4,190
     6.750% due 07/15/2031                                   1,444        1,527
     6.755% due 03/01/2041                                  16,168       16,259
     6.780% due 07/25/2040                                   7,619        7,881
     6.790% due 05/01/2039                                  10,781       10,619
     6.830% due 12/01/2039                                   3,497        3,644
     6.875% due 11/01/2015                                   3,153        3,177
     6.880% due 10/01/2040-02/01/2041 (k)                   21,659       21,766
     6.896% due 07/01/2020                                  21,770       21,732
     6.900% due 12/01/2040                                  22,769       23,861
     6.930% due 07/01/2014-01/01/2036 (k)                   20,950       21,947
     6.961% due 05/01/2016                                   7,480        7,500
     7.050% due 03/25/2040                                   4,517        4,773
     7.110% due 05/01/2019                                   4,375        4,445
     7.125% due 03/01/2034                                   4,382        4,425
     7.150% due 01/25/2029                                   9,519        9,627
     7.211% due 12/01/2021                                   2,632        2,619
     7.250% due 06/01/2040                                   8,263        9,034
     7.310% due 06/01/2041                                  23,622       25,147
     7.315% due 08/01/2019                                  29,805       30,629
     7.350% due 11/01/2020-11/01/2022 (k)                    9,908       10,092
     7.375% due 02/01/2018-01/01/2024 (k)                   16,177       16,590
     7.400% due 01/25/2020-02/01/2021 (k)                   14,898       15,257
     7.430% due 12/01/2016-06/25/2024 (k)                  102,117      103,687
     7.450% due 12/01/2021-10/01/2023 (k)                   15,777       16,047
     7.460% due 01/01/2023                                   2,210        2,251
     7.465% due 11/01/2019                                  27,380       27,971
     7.500% due 03/01/2032-03/31/2032 (k)                    3,370        3,539
     7.580% due 12/01/2040                                   7,413        7,644
     7.630% due 08/01/2041                                  17,747       18,966
     7.650% due 11/01/2018                                     134          139
     7.750% due 11/15/2039                                     579          641
     7.780% due 11/01/2040                                   7,405        7,737
     7.880% due 03/01/2041                                  13,423       14,293
     7.930% due 05/01/2016                                   1,850        1,937
     8.250% due 10/29/2023-01/01/2041 (k)                    9,438       10,007
     8.378% due 11/07/2012                                     233          248
                                                                    -----------
                                                                        491,848
                                                                    ===========
Freddie Mac 0.9%
     5.000% due 12/15/2020                                     198          200
     5.500% due 10/01/2008-10/14/2029 (k)                    3,600        3,568
     5.625% due 06/01/2017 (d)                                  14           14
     6.000% due 01/01/2011-10/16/2030 (d)(k)               195,713      195,840
     6.250% due 04/01/2017 (d)                                  26           27
     6.408% due 06/01/2024 (d)                               1,399        1,450
     6.500% due 11/01/2002-07/01/2029 (k)                    9,151        9,480
     6.503% due 08/01/2023 (d)                                 573          580
     6.531% due 11/01/2026 (d)                               4,396        4,411
     6.545% due 08/01/2024 (d)                                 166          171
     6.571% due 09/01/2023 (d)                               1,381        1,391
     6.592% due 12/01/2026 (d)                               4,644        4,744
     6.606% due 07/01/2022 (d)                                 580          596
     6.632% due 07/01/2023 (d)                                 407          413
     6.638% due 08/01/2023 (d)                                 229          230
     6.713% due 08/01/2023 (d)                               3,599        3,647
     6.755% due 11/01/2028 (d)                              15,623       16,166
     6.775% due 11/01/2003                                      46           45
     6.834% due 06/01/2022 (d)                                 869          884
     6.886% due 07/01/2025 (d)                               4,994        5,082
     6.896% due 10/01/2023 (d)                                 831          858
     6.946% due 05/01/2023 (d)                                 515          530
     7.000% due 10/01/2002-12/01/2030 (k)                   53,294       55,275
     7.233% due 09/01/2023 (d)                               6,155        6,258
     7.250% due 11/01/2008                                     125          130
     7.252% due 07/01/2024 (d)                               1,098        1,126
     7.258% due 09/01/2027 (d)                               1,898        2,002
     7.439% due 08/01/2023 (d)                                   6            6
     7.446% due 07/01/2023 (d)                               1,223        1,226
     7.481% due 10/01/2023 (d)                                  77           76
     7.500% due 09/01/2003-02/01/2031 (k)                   14,173       14,716
     7.550% due 01/01/2020 (d)                                 199          204
     7.566% due 05/01/2023 (d)                                 600          616
     7.580% due 05/01/2023 (d)                               1,033        1,080
     7.598% due 06/01/2024 (d)                               2,060        2,113
     7.616% due 12/01/2022 (d)                                 208          213
     7.621% due 09/01/2023 (d)                                 831          829
     7.645% due 05/01/2025                                   2,653        2,920
     7.688% due 04/01/2023 (d)                                 213          223
     7.804% due 07/01/2030 (d)                              73,771       78,531
     7.835% due 08/01/2023 (d)                               6,160        6,328
     7.853% due 09/01/2023 (d)                                 849          868
     7.856% due 11/01/2023 (d)                                 252          252
     7.875% due 09/01/2018 (d)                                 478          489
     7.980% due 11/01/2023 (d)                                  38           38
     7.983% due 10/01/2023 (d)                                 856          861
     8.000% due 01/01/2002-03/01/2030 (k)                    5,682        5,954
     8.111% due 11/01/2023 (d)                                 256          258
     8.156% due 06/01/2022 (d)                                 290          299
     8.172% due 04/01/2029 (d)                                 841          866
     8.200% due 04/01/2024 (d)                               4,840        4,955
     8.243% due 10/01/2023 (d)                               1,175        1,201
     8.250% due 12/01/2002-01/01/2019 (d)(k)                   170          175
     8.329% due 10/01/2023 (d)                                 520          531
     8.365% due 11/01/2023 (d)                                  73           74

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 107

Total Return Fund
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
     8.459% due 01/01/2024 (d)                        $        311  $       319
     8.465% due 01/01/2024 (d)                                 267          277
     8.500% due 10/01/2001-06/01/2030 (k)                    3,771        3,998
     8.664% due 12/01/2023 (d)                                 917          948
     8.750% due 01/01/2007-12/01/2010 (k)                       44           47
     9.000% due 01/01/2002-07/01/2030 (k)                      783          838
     9.250% due 06/01/2009-11/01/2013 (k)                       64           69
     9.500% due 06/01/2002-12/01/2022 (k)                    1,097        1,196
     9.750% due 11/01/2004-05/01/2009 (k)                       30           33
    10.000% due 06/01/2004-03/01/2021 (k)                      648          701
    10.250% due 04/01/2009-05/01/2009 (k)                      866          946
    10.500% due 10/01/2017-01/01/2021 (k)                      289          326
    10.750% due 09/01/2010                                      32           35
    11.000% due 11/01/2009-05/01/2020 (k)                      519          581
    11.250% due 10/01/2009-09/01/2015 (k)                       17           19
    11.500% due 01/01/2018                                      52           58
    12.500% due 12/01/2012                                      13           15
    13.250% due 10/01/2013                                      77           90
    14.000% due 04/01/2016                                      15           18
    15.500% due 08/01/2011-11/01/2011 (k)                       10           13
    16.250% due 05/01/2011                                       1            2
                                                                    -----------
                                                                        451,549
                                                                    ===========
Government National Mortgage Association 46.1%
     5.000% due 06/20/2022-06/20/2026 (d)(k)                   778          794
     5.500% due 05/20/2028-10/23/2030 (d)(k)                28,461       28,127
     5.650% due 10/15/2012                                      10           10
     5.875% due 02/20/2016 (d)                                 157          159
     6.000% due 10/15/2008-07/15/2031 (d)(k)             3,039,696    3,056,297
     6.375% due 05/20/2017-01/20/2028 (d)(k)               402,597      411,397
     6.500% due 10/15/2008-09/15/2040 (d)(k)            11,402,794   11,666,216
     6.625% due 01/15/2040                                   9,563       10,044
     6.670% due 08/15/2040                                     957        1,002
     6.750% due 01/15/2002-08/20/2026 (d)(k)                18,237       18,612
     6.800% due 05/15/2040                                   2,981        3,149
     6.820% due 04/15/2040                                  16,890       17,884
     6.875% due 04/20/2023-02/15/2040 (d)(k)                 1,207        1,275
     7.000% due 10/15/2003-01/03/2041 (d)(k)             1,329,966    1,378,337
     7.125% due 10/20/2019-11/20/2027 (d)(k)                19,604       20,256
     7.250% due 08/20/2024 (d)                                 279          284
     7.375% due 06/20/2021-05/20/2028 (d)(k)                26,028       26,550
     7.500% due 01/15/2003-01/15/2041 (k)                2,910,571    3,038,932
     7.625% due 12/20/2015-12/20/2027 (d)(k)               239,756      247,371
     7.700% due 03/15/2041                                   6,741        6,888
     7.750% due 01/15/2002-09/20/2027 (d)(k)               301,478      310,770
     8.000% due 08/15/2005-10/22/2031 (d)(k)             1,857,680    1,952,959
     8.125% due 05/15/2041                                   3,673        4,023
     8.250% due 07/15/2002-08/20/2027 (d)(k)                 1,023        1,094
     8.500% due 03/20/2006-10/22/2031 (d)(k)                73,291       77,574
     8.750% due 03/15/2007-07/20/2025 (d)(k)                   254          269
     9.000% due 12/15/2001-07/20/2022 (k)                    5,195        5,666
     9.250% due 07/15/2003-12/20/2016 (k)                      112          120
     9.500% due 12/15/2003-07/15/2025 (k)                    4,886        5,414
     9.750% due 09/15/2002-07/15/2004 (k)                       43           46
     10.000% due 08/20/2004-02/15/2025 (k)                   4,307        4,832
     10.250% due 02/20/2019                                     22           25
     10.500% due 06/15/2004-09/15/2021 (k)                     533          603
     11.000% due 05/15/2004-04/20/2019 (k)                     262          290
     11.250% due 12/20/2015                                     29           33
     11.500% due 10/15/2010-10/15/2015 (k)                      81           93
     12.000% due 11/15/2012-05/15/2016 (k)                     438          515
     12.500% due 01/15/2011                                      1            1
     13.000% due 12/15/2012-10/15/2014 (k)                      16           20
     13.250% due 10/20/2014                                     19           23
     13.500% due 10/15/2012-09/15/2014 (k)                      69           84
     15.000% due 02/15/2012-10/15/2012 (k)                      89          109
     16.000% due 10/15/2011-05/15/2012 (k)                     134          162
     17.000% due 11/15/2011-12/15/2011 (k)                      54           66
                                                                    -----------
                                                                     22,298,375
                                                                    ===========
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
     7.200% due 07/25/2024                                     152            5
     7.500% due 08/25/2024                                     823           39
Chase Mortgage Finance Corp. (IO)
     9.000% due 08/25/2023                                      98            1
Fannie Mae (IO)
     6.500% due 05/25/2005                                     466           34
     6.500% due 07/25/2006                                     102            1
   727.220% due 09/25/2006                                       1            2
     6.500% due 02/25/2007                                     472           12
     6.500% due 07/25/2007                                      68            1
     6.500% due 09/25/2007                                     655           21
     6.500% due 10/25/2007                                     173            5
     6.500% due 09/25/2008                                     818           66
     0.950% due 03/25/2009 (d)                              22,619          418
     6.500% due 07/25/2018                                     316            9
     6.500% due 08/25/2020                                   1,497           63
     7.500% due 04/25/2021                                   1,108          105
   903.213% due 08/25/2021                                       4           78
     0.950% due 11/25/2021 (d)                              15,968          233
  1000.000% due 04/25/2022                                       2           44
     6.500% due 10/25/2022                                      69            6
     6.500% due 01/25/2023                                   3,026          394
     3.663% due 02/25/2023 (d)                               9,344          803
     8.000% due 08/18/2027                                     207           38
Fannie Mae (PO)
     0.000% due 09/01/2007                                     504          470
     0.000% due 08/25/2023                                     266          228
Freddie Mac (IO)
  1182.580% due 08/15/2007                                       7          125
     5.750% due 09/15/2007 (d)                               3,765          395
     6.000% due 10/15/2007                                     102            5
     6.000% due 01/15/2008                                      30            1
     5.428% due 02/15/2008 (d)                                 397           33
     7.000% due 08/15/2008                                   2,036          196
     6.400% due 10/15/2008                                      34            4
     6.500% due 11/15/2008                                   1,127          152
     7.000% due 04/15/2018                                      65            0
     6.500% due 10/15/2018                                     131            2
   884.500% due 01/15/2021                                       1           15
  1007.500% due 02/15/2022                                       2           45
     9.000% due 05/15/2022                                      72           13
     7.000% due 06/15/2023                                   2,446          266
     7.000% due 06/15/2023                                   3,700          500
     6.500% due 09/15/2023                                     187           21
Paine Webber CMO Trust (IO)
  1359.500% due 08/01/2019                                       1           24
Prudential Home Mortgage Securities (IO)
  1007.070% due 10/25/2023                                       2           17
Vendee Mortgage Trust (IO)
     0.542% due 06/15/2023 (d)                             130,232        2,383
                                                                    -----------
                                                                          7,273
                                                                    -----------
Total Mortgage-Backed Securities                                     35,545,370
(Cost $34,860,503)                                                  ===========


   ASSET-BACKED SECURITIES 5.7%

Aames Mortgage Trust
     3.848% due 06/15/2027                                     437          438
     7.589% due 10/15/2029                                     143          153
     4.439% due 11/25/2030 (d)                              37,221       37,329
ABFS Equipment Contract Trust
     6.100% due 10/15/2005                                      34           33
ABSC Long Beach Home Equity Loan Trust
     4.684% due 07/21/2030 (d)                                 375          376
     4.344% due 08/21/2030 (d)                             106,327      106,455
Accredited Mortgage Loan Trust
     4.149% due 02/25/2030 (d)                              35,942       36,026
Ace Securities Corp.
     4.409% due 11/25/2028 (d)                                 737          739
Advanta Mortgage Loan Trust
     4.325% due 05/25/2027 (d)                                 667          665
     4.205% due 08/25/2029 (d)                               1,927        1,935
     4.464% due 11/25/2029 (d)                               1,365        1,366
     8.250% due 08/25/2030                                   7,954        8,649
Advanta Revolving Home Equity Loan Trust
     4.175% due 01/25/2024 (d)                              17,850       17,913
     4.339% due 08/25/2024 (d)                              16,659       16,659
     4.339% due 02/25/2025 (d)                              10,049       10,056


108 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
Aerco Ltd.
     4.573% due 07/15/2025 (d)                        $     38,200  $    38,259
AESOP Funding II LLC
     3.308% due 11/20/2006 (d)                              15,500       15,418
AFC Home Equity Loan Trust
     2.961% due 06/25/2030 (d)                               2,316        2,320
     4.085% due 01/25/2031 (d)                                 535          534
American Express Master Trust
     7.850% due 08/15/2005                                     220          243
American Stores Co.
     4.625% due 08/30/2004                                  20,000       19,776
Americredit Automobile Receivable Trust
     5.780% due 05/12/2003                                  23,014       23,107
     4.340% due 09/05/2006 (d)                              15,000       15,039
Ameriquest Mortgage Securities, Inc.
     3.788% due 07/15/2003 (d)                              29,348       29,415
     3.960% due 06/15/2030 (d)                               9,213        9,238
Amresco Residential Securities Mortgage Loan Trust
     2.851% due 07/25/2027 (d)                                   1            1
Arcadia Automobile Receivables Trust
     6.300% due 07/15/2003                                  10,539       10,613
     6.900% due 12/15/2003                                  13,262       13,478
Argentina Funding Corp.
     3.318% due 05/20/2003 (d)                               5,000        5,008
Asset Backed Securities Home Equity Corp.
     3.748% due 06/15/2031 (d)                              26,949       26,994
Bank One Heloc Trust
     3.870% due 04/20/2020 (d)                              29,708       29,734
Bay View Auto Trust
     7.640% due 11/25/2010                                     310          328
Bayview Financial Acquisition Trust
     4.639% due 02/25/2029 (d)                               3,663        3,674
     4.689% due 11/25/2029 (d)                               8,837        8,873
     4.469% due 02/25/2030 (d)                              18,328       18,343
     4.479% due 07/25/2030 (d)                              56,031       56,031
     4.469% due 11/25/2030 (d)                              43,360       43,523
     2.941% due 07/25/2031 (d)                              35,296       35,236
Bayview Financial Asset Trust
     4.193% due 04/25/2031 (d)                              95,301       95,376
Bear Stearn Asset Backed Securities
     3.900% due 10/25/2034 (d)                               2,443        2,449
BMCA Receivables Master Trust
     4.304% due 09/20/2002 (d)                              15,000       15,000
Brazos Student Loan Finance Co.
     4.550% due 06/01/2023 (d)                              55,700       55,592
     4.030% due 12/01/2025 (d)                              32,895       32,754
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                     192          192
     5.905% due 12/15/2005                                     687          685
Captec Franchise Trust
     7.892% due 10/15/2010                                   1,241        1,221
Champion Home Equity Loan Trust
     4.095% due 03/25/2029 (d)                               3,539        3,540
     4.193% due 09/25/2029                                  20,097       20,134
Charming Shoppes Master Trust
     4.280% due 08/15/2008 (d)                                 250          251
Chase Credit Card Master Trust
     6.660% due 01/15/2007                                   1,390        1,491
Chase Funding Mortgage Loan Asset-Backed Certificates
     4.309% due 10/25/2030 (d)                              46,432       46,388
Cityscape Home Equity Loan Trust
     7.650% due 09/25/2025                                     180          191
Community Program Loan Trust
     4.500% due 10/01/2018                                  22,076       21,524
     4.500% due 04/01/2029                                  26,000       22,230
Compucredit Credit Card Master Trust
     3.708% due 03/15/2007 (d)                              16,000       15,995
Conseco Finance
     7.520% due 05/15/2014                                   6,468        6,518
     7.800% due 05/15/2020                                     175          190
     3.858% due 10/15/2031 (d)                              19,187       19,257
Conseco Finance Home Loan Trust
     6.980% due 06/15/2011                                   3,582        3,613
     8.080% due 02/15/2022                                  20,300       21,522
Conseco Finance Lease LLC
     7.250% due 04/20/2003                                  10,820       10,919
Conseco Finance Securitizations Corp.
     8.850% due 12/01/2031                                  20,000       23,825
     7.970% due 05/01/2032                                  25,600       28,171
     8.310% due 05/01/2032                                  48,800       53,162
     7.180% due 05/01/2032                                  11,857       12,033
Contimortgage Home Equity Loan Trust
     6.770% due 01/25/2018                                  26,209       26,425
     6.990% due 03/15/2021                                     256          263
     6.930% due 11/25/2022                                  36,800       37,885
     7.220% due 01/15/2028                                      80           84
     3.780% due 06/15/2028 (d)                               1,117        1,116
     3.698% due 08/15/2028 (d)                                 443          444
CPS Auto Trust
     6.000% due 08/15/2003                                      34           34
Cross Country Master Credit Card Trust II
     3.988% due 06/15/2006 (d)                               4,600        4,635
CS First Boston Mortgage Securities Corp.
     6.750% due 09/25/2028                                   6,960        7,164
     3.930% due 08/25/2031 (d)                               4,700        4,700
Delta Funding Home Equity Loan Trust
     5.950% due 10/15/2012                                      36           36
     3.898% due 09/15/2029 (d)                               7,647        7,683
     3.808% due 06/15/2030 (d)                              25,245       25,262
Denver Arena Trust
     6.940% due 11/15/2019                                   2,808        2,928
Discover Card Master Trust I
     6.850% due 07/17/2007                                     960        1,036
     4.015% due 10/16/2013 (d)                                 400          404
Duck Auto Grantor Trust
     5.650% due 03/15/2004                                     801          802
     6.450% due 04/15/2004                                     221          221
     7.260% due 05/15/2005                                  19,653       19,606
Embarcadero Aircraft Securitization Trust
     3.968% due 08/15/2025 (d)                              14,400       14,400
EQCC Home Equity Loan Trust
     6.548% due 04/25/2010                                      47           47
     3.648% due 10/15/2027 (d)                                 549          549
     7.448% due 08/25/2030                                     204          217
Equivantage Home Equity Loan Trust
     6.550% due 10/25/2025                                      61           62
First Alliance Mortgage Loan Trust
     4.020% due 01/25/2025 (d)                                 372          372
     3.438% due 03/20/2031 (d)                              14,192       14,215
First Security Auto Grantor Trust
     5.970% due 04/15/2004                                      50           50
Firstcity Auto Receivables Trust
     7.400% due 12/15/2005                                   2,359        2,438
FMAC Loan Receivables Trust
     7.900% due 04/15/2019                                      20           20
     6.200% due 09/15/2020                                      59           60
     6.500% due 09/15/2020                                     192          186
     6.830% due 09/15/2020                                     680          681
Franklin Auto Loan Funding LLC
     5.930% due 06/18/2003                                     247          249
GE Capital Equipment Lease Trust
     6.850% due 05/20/2008 (d)                                 208          216
GMAC Mortgage Corp. Loan Trust
     4.471% due 11/18/2025 (d)                              33,154       33,298
     7.950% due 03/25/2030                                  23,637       25,326
Green Tree Financial Corp.
     6.240% due 11/01/2016                                     196          201
     5.760% due 11/01/2018                                     145          148
     8.300% due 05/15/2026                                   2,000        2,179
     6.490% due 03/15/2028                                  11,592       11,704
     6.420% due 11/15/2028                                     115          115
     6.870% due 02/01/2030                                   1,620        1,666
     6.660% due 06/01/2030                                   1,405        1,355
     6.480% due 12/01/2030                                      55           58
     7.860% due 04/01/2031                                     400          423
Green Tree Floorplan Receivables Master Trust
     3.840% due 11/15/2004 (d)                              56,000       56,078
Green Tree Home Improvement Loan Trust
     4.138% due 11/15/2029 (d)                               1,914        1,911

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 109

Total Return Fund
September 30, 2001 (Unaudited)


                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
Green Tree Recreational, Equipment, & Consumables
     6.430% due 04/17/2006                          $         829  $        836
     6.715% due 02/01/2009                                 33,136        34,976
     6.490% due 02/15/2018                                     10            11
     6.180% due 06/15/2019                                 21,214        21,983
Greenpoint Manufactured Housing
     7.270% due 06/15/2029                                    110           116
Headlands Home Equity Loan Trust
     4.138% due 12/15/2024 (d)                                261           263
HFC Home Equity Loan
     6.830% due 12/20/2016                                     28            28
Household Consumer Loan Trust
     4.543% due 08/15/2006 (d)                             15,203        15,027
IMC Home Equity Loan Trust
     7.630% due 07/25/2026 (d)                                426           442
     3.989% due 08/20/2029                                    113           113
IMPAC Secured Assets CMN Owner Trust
     7.770% due 07/25/2025                                  1,841         1,922
Indymac Home Equity Loan Asset-Backed Trust
     3.840% due 10/25/2029 (d)                              2,030         2,040
     4.379% due 07/25/2030 (d)                              8,110         8,128
Indymac Manufactured Housing Contract
     6.170% due 12/25/2011                                  3,817         3,872
Keystone Owner Trust
     6.840% due 12/25/2018                                  2,000         2,070
Long Beach Auto Receivables Trust
     6.940% due 09/19/2007                                  2,421         2,501
Long Beach Mortgage Loan Trust
     4.781% due 01/21/2031 (d)                             10,295        10,308
Marriott Vacation Club Owner Trust
     3.408% due 09/20/2017 (d)                             67,602        66,926
Mellon Bank Home Equity
     6.520% due 07/25/2010                                     64            64
     5.900% due 10/25/2010                                  5,677         5,712
Merit Securities Corp.
     6.160% due 07/28/2033                                  2,234         2,238
     7.880% due 12/28/2033                                 34,400        37,497
Mesa Trust Asset Backed Certificates
     3.910% due 05/15/2033 (d)                              7,330         7,330
Metris Master Trust
     4.734% due 04/20/2006 (d)                             20,000        20,091
Metropolitan Asset Funding, Inc.
     4.253% due 04/25/2029 (d)                              9,924         9,862
Mid-State Trust
     8.330% due 04/01/2030                                 57,377        63,700
MLCC Mortgage Investors, Inc.
     4.020% due 03/15/2025 (d)                                310           311
Morgan Stanley ABS Capital, Inc.
     4.389% due 08/25/2030 (d)                            111,226       111,502
MPC Natural Gas Funding Trust
     6.200% due 03/15/2013                                  8,652         9,288
MSDWCC Heloc Trust
     4.370% due 09/25/2010 (d)                             30,189        30,118
Myra-United Mexican States
     4.563% due 10/20/2006 (d)                                348           338
     4.563% due 12/23/2006 (d)                                714           693
     6.413% due 12/23/2006 (d)                              6,475         6,281
     4.563% due 12/23/2006 (d)                              6,046         5,918
     4.513% due 12/23/2006 (d)                                818           794
     4.563% due 12/23/2006 (d)                              2,432         2,359
National Medical Care
     4.438% due 09/30/2003 (d)                             28,564        28,278
New Century Home Equity Loan Trust
     7.540% due 06/25/2029                                    168           179
Novastar Home Equity Loan
     2.936% due 04/25/2028 (d)                                855           855
     3.930% due 01/25/2031 (d)                              6,092         6,101
NPF XII, Inc.
     4.355% due 03/01/2003 (d)                              2,600         2,597
     7.050% due 06/01/2003 (d)                             50,750        52,037
     5.084% due 11/01/2003 (d)                             46,000        46,000
Oakwood Mortgage Investors, Inc.
     6.200% due 01/15/2015                                    319           325
Option One Mortgage Loan Trust
     2.951% due 09/25/2030 (d)                             36,612        36,695
Provident Bank Equipment Lease Trust
     4.105% due 11/25/2011 (d)                             25,266        25,151
Provident Bank Home Equity Loan Trust
     4.129% due 06/25/2021 (d)                             24,789        24,835
Providian Gateway Master Trust
     3.708% due 03/15/2007 (d)                             28,900        29,002
     3.768% due 03/16/2009 (d)                             29,500        29,555
     3.788% due 04/15/2009 (d)                             19,000        19,142
Providian Master Trust
     6.250% due 06/15/2007                                     25            26
PSB Lending Home Loan Owner Trust
     6.830% due 05/20/2018                                    514           514
Residential Asset Mortgage Products, Inc.
     3.870% due 09/25/2030 (d)                             28,969        28,391
     7.980% due 12/25/2030                                 24,463        26,532
Residential Asset Securities Corp.
     6.600% due 06/25/2020                                  6,629         6,667
     7.075% due 09/25/2020                                    150           152
     7.998% due 10/25/2024 (d)                              3,630         3,743
     3.880% due 10/25/2027 (d)                              1,342         1,345
Residential Asset Securitization Trust
     6.750% due 03/25/2028                                 40,000        40,873
RJR Nabisco
     7.500% due 01/01/2002 (d)                             19,948        19,948
Ryder Vehicle Lease Trust
     6.430% due 01/15/2003                                     74            74
SallieMae
     4.041% due 07/25/2004 (d)                                630           629
     4.173% due 10/25/2004 (d)                              9,993         9,997
     4.203% due 10/25/2005 (d)                             13,543        13,565
     4.123% due 10/25/2005 (d)                              8,356         8,356
     4.263% due 04/25/2006 (d)                             55,782        55,733
     3.900% due 04/25/2011 (d)                             20,200        20,253
Salomon Brothers Mortgage Securities VII
     3.855% due 12/25/2026 (d)                                821           821
     3.908% due 11/15/2029 (d)                             14,797        14,864
     4.068% due 12/15/2029 (d)                              7,800         7,829
     3.920% due 02/25/2030 (d)                             22,291        22,355
Sand Trust
     3.860% due 08/25/2032 (d)                             18,000        18,000
Saxon Asset Securities Trust
     7.585% due 12/25/2014                                     17            17
     2.891% due 05/25/2029 (d)                              3,160         3,162
Sears Credit Account Master Trust
     6.050% due 01/15/2008                                    500           520
Southern Pacific Secured Assets Corp.
     3.963% due 07/25/2029 (d)                             36,846        36,810
Standard Credit Card Master Trust
     8.250% due 11/07/2003                                     80            81
Structured Product Asset Trust
     4.795% due 02/12/2003 (d)                              4,200         4,200
Team Fleet Financing Corp.
     7.350% due 05/15/2003                                     30            31
The Money Store Home Equity Trust
     7.550% due 02/15/2020                                     46            46
     6.490% due 10/15/2026                                  4,187         4,269
     3.668% due 06/15/2029 (d)                                755           755
Timber Corp.
     4.830% due 11/30/2001                                 65,000        65,000
UCFC Home Equity Loan
     6.755% due 11/15/2023                                    165           170
     8.200% due 09/15/2027                                     70            74
     6.870% due 07/15/2029                                     70            73
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                  1,049         1,057
     6.100% due 02/15/2006                                    155           159
WFS Financial Owner Trust
     6.920% due 01/20/2004                                 20,748        21,161
WMC Mortgage Loan
     3.938% due 10/15/2029                                 57,640        57,771
                                                                   ------------
Total Asset-Backed Securities                                         2,749,585
                                                                   ============
(Cost $2,715,989)

110 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
   SOVEREIGN ISSUES 1.0%

Government of Jamaica
    11.750% due 05/15/2011                           $         12  $         12
Hydro-Quebec
     7.375% due 02/01/2003                                    150           158
     3.125% due 09/29/2049 (d)                              5,600         4,843
Kingdom of Jordan
     6.000% due 12/23/2023                                  4,100         2,994
Kingdom of Sweden
    10.250% due 11/01/2015                                    500           659
Province of Manitoba
     7.750% due 02/01/2002                                  1,000         1,015
Province of New Brunswick
     7.125% due 10/01/2002                                  1,700         1,765
Province of Newfoundland
     9.000% due 06/01/2019                                    500           637
Province of Nova Scotia
     9.375% due 07/15/2002                                  1,000         1,049
Province of Ontario
     7.750% due 06/04/2002                                    200           207
     7.625% due 06/22/2004                                  1,000         1,097
     7.000% due 08/04/2005                                  1,000         1,087
     6.000% due 02/21/2006                                  1,800         1,899
     5.500% due 10/01/2008                                 12,000        12,369
Province of Quebec
     7.500% due 07/15/2002                                  6,000         6,223
     8.800% due 04/15/2003                                  1,100         1,196
     4.068% due 06/11/2004 (d)                             15,500        15,524
     6.500% due 01/17/2006                                  2,000         2,153
     6.620% due 04/09/2026                                 25,000        27,533
Republic of Brazil
     5.438% due 04/15/2006                                232,124       193,143
     8.000% due 04/15/2014                                     42            28
     8.875% due 04/15/2024                                  4,000         2,250
    10.125% due 05/15/2027 (j)                             20,000        12,600
    12.250% due 03/06/2030                                     45            33
Republic of Bulgaria
     7.750% due 07/28/2011 (d)                                 25            19
     3.000% due 07/28/2012 (d)                              3,624         2,876
     7.750% due 07/28/2024 (d)                                320           246
Republic of Croatia
     7.000% due 02/27/2002                                  7,650         7,719
     7.750% due 07/31/2006 (d)                              2,675         2,621
     4.563% due 07/31/2010 (d)                             34,534        33,843
Republic of Egypt
     7.625% due 07/11/2006                                 14,000        13,265
     8.750% due 07/11/2011                                 10,000         8,925
Republic of Kazakhstan
     8.375% due 10/02/2002                                  5,000         5,127
Republic of Panama
     5.030% due 05/10/2002 (d)                              1,009         1,014
     9.625% due 02/08/2011                                 15,000        14,963
     4.500% due 07/17/2014                                  7,391         6,543
Republic of Peru
     3.750% due 03/07/2017                                 11,000         7,016
     4.500% due 03/07/2017 (d)                              5,760         4,054
Republic of Philippines
    10.625% due 03/16/2025                                     26            21
Republic of Poland
     6.000% due 10/27/2014                                  9,000         8,899
     4.250% due 10/27/2024                                  1,600         1,220
     3.750% due 10/27/2024 (d)                             53,940        38,837
Republic of South Africa
     9.125% due 05/19/2009                                 15,000        16,500
Republic of Venezuela
     9.250% due 09/15/2027                                     56            38
Resolution Funding Strip
     0.000% due 10/15/2018                                 14,000         5,040
     0.000% due 01/15/2020                                  2,053           683
     0.000% due 07/15/2020                                 32,750        10,552
State of Israel
     6.200% due 06/14/2003                                     25            25
State of Qatar
     4.761% due 02/18/2004 (d)                              6,308         6,214
United Mexican States
     0.000% due 06/30/2003                                 86,988           687
     7.570% due 04/07/2004 (d)                             14,436        14,826
     8.500% due 02/01/2006                                  3,781         3,953
    10.375% due 02/17/2009                                     42            47
     8.375% due 01/14/2011                                  4,693         4,646
     6.250% due 12/31/2019                                  3,610         3,221
                                                                   ------------
Total Sovereign Issues                                                  514,114
                                                                   ============
(Cost $526,400)

   FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 2.7%

Banque Centrale De Tunisie
     7.500% due 08/06/2009                          EC      2,300         2,180
Bundes Obligation
     5.000% due 08/19/2005 (j)                            307,400       290,632
Commonwealth of Canada
     5.750% due 09/01/2006                          C$        120            80
Government of New Zealand
     4.500% due 02/15/2016 (j)                      N$     78,000        34,218
Halifax Group Euro Finance
     7.627% due 12/29/2049                          EC     14,700        14,506
Hellenic Finance
     2.000% due 07/15/2003                                  2,250         1,979
Hellenic Republic
     6.000% due 05/19/2010                                     80            77
KBC Bank Fund Trust IV
     8.220% due 11/29/2049                                 20,764        20,645
Korea Electric Power Corp.
     3.882% due 10/31/2002 (d)                      DM     18,900         8,772
Lloyds TSB Capital
     7.375% due 02/07/2049                          EC     26,000        25,224
Oesterreichische Kontrollbank
     1.800% due 03/22/2010                          JY     12,000           108
Pfizer, Inc.
     0.800% due 03/18/2008                                 16,000           135
Republic of Austria
     5.500% due 01/15/2010 (j)                      EC        900           852
Republic of Brazil
     8.250% due 11/26/2001                                  2,000         1,820
Republic of Germany
     5.000% due 05/20/2005                                    155           147
     6.000% due 02/16/2006 (j)                            149,000       146,147
     5.000% due 02/17/2006 (j)                            440,900       416,168
     6.250% due 01/04/2024                                    450           424
     4.750% due 07/04/2028                                     65            53
Royal Bank of Scotland Group PLC
     6.770% due 03/31/2049                                107,300       103,806
     8.220% due 11/29/2049                                 87,000       117,031
Treuhandanstalt
     6.250% due 03/04/2004                                     60            58
United Kingdom Gilt
     5.000% due 03/07/2012                          BP         50            74
     6.000% due 12/07/2028                                  1,210         2,094
United Mexican States
     6.000% due 03/28/2002                          JY    100,000           852
     3.100% due 04/24/2002                              2,542,000        21,280
     8.750% due 05/30/2002                          BP     23,000        34,022
    10.375% due 01/29/2003                          DM        200            97
     7.000% due 06/02/2003                          C$     30,200        19,395
     7.432% due 04/07/2004 (d)                      EC     18,181        16,711
     6.750% due 06/06/2006                          JY  2,000,000        19,734
     7.500% due 03/08/2010                          EC      5,000         4,550
World Bank
     4.750% due 12/20/2004                          JY     16,000           154
                                                                   ------------
Total Foreign Currency-Denominated Issues                             1,304,025
                                                                   ============
(Cost $1,298,395)

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 111

Total Return Fund
September 30, 2001 (Unaudited)


                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 95.750 Exp. 12/17/2001                 $     12,500  $         31
     Strike @ 95.250 Exp. 12/17/2001                      127,030         1,270
     Strike @ 95.000 Exp. 12/17/2001                       67,765           339
     Strike @ 94.500 Exp. 12/17/2001                       58,828           294
     Strike @ 94.000 Exp. 12/17/2001                      105,383           263
     Strike @ 93.750 Exp. 12/17/2001                       45,625           228
     Strike @ 93.500 Exp. 12/17/2001                       25,530            64
     Strike @ 93.250 Exp. 12/17/2001                       12,500            63
     Strike @ 92.500 Exp. 12/17/2001                       12,500            31
     Strike @ 92.500 Exp. 12/14/2001                        5,000            25
     Strike @ 93.750 Exp. 12/17/2001                        5,375            13
Eurodollar June Futures (CME)
     Strike @ 93.750 Exp. 06/17/2002                       55,000           275
     Strike @ 92.250 Exp. 06/17/2002                       53,468           134
Harborview Mortgage Loan Trust (OTC)
     7.470% due 08/19/2030
     Strike @ 100.00 Exp. 05/01/2005                       22,975             0
PNC Mortgage Securities (OTC)
     7.500% due 05/25/2040
     Strike @ 100.000 Exp. 04/01/2005                       2,500             0
                                                                   ------------

Total Purchased Put Options                                               3,030
                                                                   ============
(Cost $4,721)

   CONVERTIBLE BONDS & NOTES 0.1%

Banking & Finance 0.0%
Bell Atlantic Financial Services
     5.750% due 04/01/2003                                  1,500         1,537
                                                                   ------------

Industrial 0.1%
Tyco International Ltd.
     0.000% due 11/17/2020                                 17,100        13,124
                                                                   ------------

Utilities 0.0%
Cox Communications, Inc.
     0.426% due 04/19/2020                                 25,000        10,844
                                                                   ------------

Total Convertible Bonds & Notes                                          25,505
                                                                   ============
(Cost $27,796)

   PREFERRED SECURITY 0.8%

                                                           Shares
DG Funding Trust
     5.960% due 12/29/2049 (d)                             35,250       363,075
UBS Preferred Funding Trust I
     8.622% due 10/29/2049                                 38,900        44,095
                                                                   ------------
Total Preferred Security                                                407,170
                                                                   ============
(Cost $391,617)

   PREFERRED STOCK 0.1%

Banco Bilbao Vizcaya International
     9.750% due 12/31/2049                                266,217         6,709
Centaur Funding Corp.
     9.080% due 04/21/2020                                    125           136
CSC Holdings, Inc.
    11.125% due 04/01/2008                                 27,038         2,765
Fortis Amev NV
     3.860% due 12/31/2049 (d)                                171        23,940
Home Ownership Funding
    13.331% due 12/31/2049                                  4,125         2,966
TCI Communications, Inc.
     9.720% due 12/31/2036                                622,553        15,751
    10.000% due 05/31/2045                                 49,000         1,229
                                                                   ------------
Total Preferred Stock                                                    53,496
                                                                   ============
(Cost $52,593)

   SHORT-TERM INSTRUMENTS 9.3%

Certificates of Deposit 0.1%
Mexico Credit Link
    10.735% due 02/22/2002                                 29,500        29,956
     8.988% due 02/25/2002                                  6,000         6,207
    10.675% due 02/25/2002                                  8,000         8,280
                                                                   ------------
                                                                         44,443
                                                                   ============
Commercial Paper 8.9%
Abbey National North America
     3.540% due 10/24/2001                                  2,000         1,995
     3.550% due 10/24/2001                                 14,700        14,667
     3.470% due 10/26/2001                                  5,800         5,786
     3.540% due 10/29/2001                                  2,800         2,792
     3.440% due 10/29/2001                                  1,700         1,695
     3.470% due 10/29/2001                                  2,500         2,493
     3.470% due 10/31/2001                                  7,400         7,379
American Electric Power, Inc.
     4.260% due 02/13/2002                                 65,000        64,384
American Express Co.
     2.420% due 10/12/2001                                    100           100
Anz, Inc.
     3.240% due 11/21/2001                                  4,100         4,081
AT&T Corp.
     4.525% due 08/06/2002                                214,900       214,760
Becton Dickinson & Co.
     3.090% due 10/02/2001                                    800           800
     3.650% due 10/17/2001                                  3,420         3,414
BP Amoco PLC
     3.450% due 10/01/2001                                131,000       131,000
British Telecom PLC
     4.854% due 10/09/2001                                150,700       150,695
CBA (de) Finance
     3.740% due 10/15/2001                                  2,400         2,397
     3.600% due 10/15/2001                                    600           599
     2.500% due 10/15/2001                                    100           100
     3.565% due 10/29/2001                                 14,000        13,961
     3.530% due 10/29/2001                                  3,100         3,091
     4.050% due 11/05/2001                                  6,000         5,976
CDC
     3.380% due 10/01/2001                                 60,500        60,500
Coca-Cola Co.
     3.610% due 10/11/2001                                 23,900        23,876
     3.610% due 10/12/2001                                 10,000         9,989
Dow Jones & Co., Inc.
     3.450% due 11/19/2001                                  3,400         3,384
E.I. Du Pont
     3.190% due 10/05/2001                                  3,400         3,399
     2.950% due 10/11/2001                                 54,400        54,355
Fannie Mae
     3.150% due 10/01/2001                                257,800       257,800
     2.500% due 10/03/2001                                    700           700
     4.020% due 10/04/2001                                  1,700         1,699
     3.520% due 10/04/2001                                 13,500        13,496
     2.850% due 10/05/2001                                  5,100         5,098
     3.520% due 10/18/2001                                  8,600         8,586
     3.545% due 10/18/2001                                  2,600         2,596
     4.000% due 10/18/2001                                 21,500        21,459
     4.010% due 10/18/2001                                 13,200        13,175
     3.510% due 10/25/2001                                  1,300         1,297
     4.060% due 10/25/2001                                  1,591         1,587
     4.000% due 10/25/2001                                 58,500        58,344
     3.520% due 10/25/2001                                 20,600        20,552
     3.530% due 10/25/2001                                    500           499
     4.000% due 10/25/2001                                 30,000        29,920
     4.000% due 10/31/2001                                 46,500        46,345
     3.520% due 11/01/2001                                  5,800         5,782
     4.005% due 11/01/2001                                 49,000        48,831
     3.520% due 11/08/2001                                 20,500        20,424
     3.520% due 11/15/2001                                 37,800        37,634
     3.480% due 11/21/2001                                  7,435         7,398
     3.630% due 12/20/2001                                 18,900        18,793
     3.630% due 12/27/2001                                 14,900        14,807
     3.540% due 01/03/2002                                  2,200         2,185
     3.250% due 03/15/2002                                    339           335

112 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
Federal Farm Credit Bank
     3.400% due 11/02/2001                           $      2,475  $      2,468
Federal Home Loan Bank
     3.000% due 10/01/2001                                 10,240        10,240
     3.150% due 10/01/2001                                  2,000         2,000
     4.020% due 10/10/2001                                  1,954         1,952
     3.460% due 10/12/2001                                 31,800        31,766
     4.020% due 10/12/2001                                  4,315         4,310
     3.450% due 10/31/2001                                  4,300         4,288
     3.400% due 11/07/2001                                    295           294
     3.710% due 11/07/2001                                  1,635         1,629
     3.710% due 11/08/2001                                    605           603
     3.520% due 11/09/2001                                 20,600        20,521
     3.690% due 01/31/2002                                    555           550
     3.720% due 03/28/2002                                    180           178
Freddie Mac
     3.150% due 10/01/2001                                102,000       102,000
     2.650% due 10/02/2001                                  6,500         6,500
     4.090% due 10/11/2001                                 25,200        25,171
     3.520% due 10/11/2001                                 49,300        49,252
     2.740% due 10/12/2001                                  6,060         6,055
     3.530% due 10/19/2001                                  1,700         1,697
     3.540% due 10/19/2001                                201,082       200,726
     3.540% due 10/25/2001                                    200           200
     3.540% due 10/31/2001                                 11,900        11,865
     3.490% due 11/02/2001                                  7,900         7,875
     3.630% due 11/16/2001                                    600           597
     3.540% due 11/16/2001                                 35,004        34,846
     3.560% due 12/28/2001                                 13,800        13,713
     3.570% due 12/28/2001                                    900           894
General Electric Capital Corp.
     3.500% due 10/02/2001                                    140           140
     3.520% due 10/02/2001                                    913           913
     3.550% due 10/02/2001                                  2,400         2,400
     3.860% due 10/02/2001                                  2,000         2,000
     4.040% due 10/31/2001                                145,000       144,512
     3.400% due 12/26/2001                                  3,400         3,379
     3.670% due 12/26/2001                                 10,700        10,635
     3.500% due 12/26/2001                                    600           596
     3.100% due 12/26/2001                                  4,900         4,870
     3.520% due 12/26/2001                                 13,200        13,120
     3.100% due 12/27/2001                                  3,100         3,081
     3.520% due 12/27/2001                                 53,000        52,668
     3.560% due 12/27/2001                                  1,600         1,590
     3.520% due 12/28/2001                                100,000        99,366
Glaxo Wellcome
     3.550% due 10/18/2001                                  1,500         1,497
Halifax Building Society
     4.080% due 10/22/2001                                  6,800         6,784
     4.180% due 10/22/2001                                    100           100
KFW International Finance, Inc.
     3.520% due 10/23/2001                                    700           698
Merck & Co., Inc.
     3.110% due 10/09/2001                                    300           300
     3.050% due 10/09/2001                                 10,500        10,493
Monsanto Co.
     3.720% due 10/15/2001                                    300           300
Morgan Stanley Group, Inc.
     3.690% due 10/01/2001                                 29,400        29,400
National Rural Utilities Cooperative Finance Corp.
     2.720% due 10/24/2001                                  2,200         2,196
PepsiCo, Inc.
     3.250% due 10/01/2001                                    250           250
Procter & Gamble Co.
     3.470% due 10/04/2001                                  1,700         1,700
Queensland Treasury Corp.
     3.560% due 10/23/2001                                  4,900         4,889
Rabobank Australia Ltd.
     3.240% due 10/01/2001                                730,000       730,000
SBC Communications, Inc.
     3.530% due 10/18/2001                                  3,050         3,045
     3.430% due 11/29/2001                                 39,000        38,781
     3.440% due 11/29/2001                                  8,800         8,750
Swedbank, Inc.
     2.490% due 10/24/2001                                  1,700         1,697
     3.510% due 10/24/2001                                  3,300         3,293
     3.550% due 10/24/2001                                 32,900        32,825
     3.510% due 11/08/2001                                 25,000        24,907
     3.570% due 11/20/2001                                 52,200        51,941
     3.550% due 11/21/2001                                 20,700        20,596
     3.710% due 11/21/2001                                  1,500         1,492
     3.100% due 12/26/2001                                    700           696
UBS Finance, Inc.
     3.450% due 10/01/2001                                258,000       258,000
     3.870% due 10/02/2001                                341,700       341,663
     3.550% due 10/25/2001                                 10,000         9,976
     3.240% due 11/19/2001                                  2,700         2,687
     3.510% due 12/18/2001                                115,178       114,539
     3.420% due 12/19/2001                                    300           298
     3.510% due 12/19/2001                                 39,400        39,179
     3.530% due 12/19/2001                                  3,900         3,878
     3.550% due 12/19/2001                                  9,800         9,745
     3.360% due 12/20/2001                                    900           894
     3.510% due 12/20/2001                                  2,300         2,287
Verizon Global Funding
     3.480% due 10/10/2001                                  1,640         1,640
     3.470% due 10/18/2001                                  1,300         1,297
     3.530% due 10/25/2001                                    700           697
Wal-Mart Stores, Inc.
     2.970% due 10/10/2001                                239,000       238,824
Walt Disney Co.
     3.610% due 10/05/2001                                  2,675         2,675
Washington Post Co.
     3.590% due 11/14/2001                                  6,800         6,770
                                                                   ------------
                                                                      4,320,149
                                                                   ============
Repurchase Agreement 0.2%
State Street Bank
     2.600% due 10/01/2001                                 89,087        89,087
     (Dated 09/28/2001. Collateralized by Fannie Mae
     5.750% due 05/14/2003 valued at $14,369,
     Freddie Mac 4.700% due 05/14/2003 valued at $25,502, Fannie Mae 5.375% due 03/08/2004 valued at $25,502 and Fannie Mae
     4.100% due 09/12/2003 valued at $25,501.
     Repurchase proceeds are $89,105.)

Credit Suisse First Boston
     3.180% due 10/01/2001                                  4,200         4,200
     (Dated 09/30/2001. Collaterized by
     U.S. Treasury Bonds 7.500% due 11/25/2016
     valued at $3,016 and U.S. Treasury Bills 2.160%
     due 02/21/2002 valued at $1,223.
     Repurchase proceeds are $4,201.)
                                                                   ------------
                                                                         93,287
                                                                   ============
U.S. Treasury Bills 0.1%
     3.252% due 10/18/2001-02/07/2002 (b)(k)               47,535        47,438
                                                                   ------------

Total Short-Term Instruments                                          4,505,317
                                                                   ============
(Cost $4,503,472)

Total Investments (a) 134.9%                                       $ 65,289,982
(Cost $64,310,780)

Written Options (c) (0.1%)                                              (35,836)
(Premiums $160,959)

Other Assets and Liabilities (Net) (34.8%)                          (16,852,576)
                                                                   ------------

Net Assets 100.0%                                                  $ 48,401,570
                                                                   ============

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 113

Total Return Fund
September 30, 2001 (Unaudited)


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $  1,212,765

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (233,563)
                                                                   ------------

Unrealized appreciation-net                                        $    979,202
                                                                   ============

(b) Securities with an aggregate market value of $465,997 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
-------------------------------------------------------------------------------
Eurodollar March Futures (03/2002)                          762    $      4,181
Eurodollar June Futures (06/2002)                           173             (18)
Eurodollar September Futures (09/2002)                    2,883          10,301
Eurodollar December Futures (12/2002)                       688             151
Eurodollar March Futures (03/2003)                          685             (98)
Eurodollar September Futures (09/2003)                    1,753           4,539
Eurodollar December Futures (12/2003)                     1,753           4,168
Eurodollar March Futures (03/2004)                        1,753           3,862
Municipal Bond (12/2001)                                    262             335
EuroBond 10 Year Note (12/2001)                          14,582          (4,168)
Euro-Bobl 5 Year Note (12/2001)                          17,302          19,687
U.S. Treasury 5 Year Note (12/2001)                       7,648          (5,887)
U.S. Treasury 10 Year Note (12/2001)                        174             138
U.S. Treasury 30 Year Note (12/2001)                     30,186          34,690
Euribor Futures (06/2002)                                   294             654
Euribor Futures (09/2002)                                   125             273
Euribor Futures (12/2002)                                   294             601
Euribor Futures (03/2003)                                   294             506
United Kingdom 90 Day LIBOR Futures (03/2002)               275             582
United Kingdom 90 Day LIBOR Futures (06/2002)                10              19
United Kingdom 90 Day LIBOR Futures (09/2002)               543             648
United Kingdom 90 Day LIBOR Futures (12/2002)             2,202           1,980
United Kingdom 90 Day LIBOR Futures (03/2003)               700             520
                                                                   ------------
                                                                   $     77,664
                                                                   ============

(c) Premiums received on written options:

                                                # of
Type                                       Contracts    Premium           Value
-------------------------------------------------------------------------------
Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 11/21/2001       74,600,000  $   2,278    $          9

Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 11/27/2001       74,600,000      2,106              14

Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 11/22/2001       92,700,000      2,728              12

Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 12/03/2001       93,600,000      1,932              23

Put - CME Eurodollar December Futures
     Strike @ 96.000 Exp. 12/17/2001           8,152      3,547              51

Put - CME Eurodollar December Futures
     Strike @ 95.000 Exp. 12/17/2001           4,402      1,554              28

Put - CME Eurodollar June Futures
     Strike @ 95.500 Exp. 06/17/2002          36,778     23,226           2,299

Put - CME Eurodollar June Futures
     Strike @ 95.750 Exp. 06/17/2002         114,514  $  76,922    $     10,735

Call - CBOT U.S. Treasury Note December
Futures
     Strike @ 109.000 Exp. 11/24/2001          8,193      3,376           9,856

Put - CME Eurodollar June Futures
     Strike @ 96.000 Exp. 06/17/2002          55,129     35,755           6,882

Put - CME Eurodollar December Futures
     Strike @ 95.500 12/17/2001               18,268      6,716             114

Call - CME Eurodollar June Futures
     Strike @ 97.000 Exp. 06/17/2002           5,985        819           5,761

Call - OTC Tyco International Ltd.
     0.00% due 11/17/2020
     Strike @ 75.282 Exp 11/17/2001       17,100,000          0              52
                                                      -------------------------
                                                      $ 160,959    $     35,836
                                                      =========================

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at September 30, 2001:

                                  Principal
                                     Amount                          Unrealized
                                 Covered by          Settlement   Appreciation/
Type          Currency             Contract               Month  (Depreciation)
-------------------------------------------------------------------------------
Sell                C$               27,294             10/2001    $        156
Buy                 EC              753,923             10/2001          (5,258)
Sell                BP              101,158             10/2001              22
Sell                JY           70,045,208             10/2001          (3,694)
Sell                             70,045,208             12/2001          (3,201)
Sell                N$               56,333             10/2001           1,562
                                                                   ------------
                                                                   $    (10,413)
                                                                   ============

(g) Principal amount denoted in indicated currency:

          BP - British Pound
          C$ - Canadian Dollar
          DM - German Mark
          EC - Euro
          JY - Japanese Yen
          N$ - New Zealand Dollar

(h) Swap agreements outstanding at September, 2001:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
1.600% and pay a fixed rate equal to 0.426%.

Broker: Lehman Brothers
Exp. 04/19/2005                                       $  13,033    $      1,818

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                          35,000          (2,340)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                      JY 377,000            (141)

114 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                     JY  1,500,000  $       (643)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                           580,000          (215)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.

Broker: Goldman Sachs
Exp. 10/07/2007                                        24,500,000       (19,740)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.

Broker: Merrill Lynch
Exp. 01/11/2011                                        10,000,000        (3,215)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                        11,050,000        (3,668)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                         3,734,100        (1,257)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                     BP     96,500         1,265

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                            52,200           684

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2006                                           247,000           261

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                           716,100        14,397

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                           629,900        (2,327)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                           170,300         1,082

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/19/2006                                     BP    280,500  $     (1,698)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2004                                           197,100         2,740

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2004                                           264,500         5,123

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2004                                           314,700         4,456

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2003                                           200,000         2,832

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2003                                            10,000           140

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp.03/15/2003                                            721,000         7,798

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp.03/15/2004                                            167,300           184

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                           316,590         3,635

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp.06/17/2004                                            274,920         1,208

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                           491,000         5,764

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2004                                           311,000         2,193

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 115

Total Return Fund
September 30, 2001 (Unaudited)


Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                     $     804,000   $     40,911

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                           252,800         9,050

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                         2,173,200       108,142

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 09/17/2003                                    BP     875,700         3,142

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2004                                           185,800          (324)

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due
10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                     $      50,000          (379)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due
02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                            20,000           (12)

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due
06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                            10,000           (44)

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due
11/16/2006.

Broker: Lehman Brothers
Exp. 04/18/2003                                            25,000           (62)

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due
01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                            50,000           247

Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due
01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                            50,000           263


Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. 8.375% due 05/23/2005.

Broker: Morgan Stanley Dean Witter
Exp. 03/08/2004                                     $      12,000   $      (102)

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due
06/10/2002.

Broker: Lehman Brothers
Exp. 05/09/2002                                            20,000            (7)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due
12/01/2005.

Broker: Lehman Brothers
Exp. 06/15/2004                                           21,500            (29)

Receive a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due
12/01/2005.

Broker: GoldmanSachs
Exp. 06/15/2004                                          100,000           (160)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due
12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                          100,000           (133)

Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due
04/06/2005.

Broker: Credit Suisse First Boston
Exp. 05/23/2003                                           50,000            152

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/24/2002                                          150,000             37

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group SA. 0.000% due 02/12/2021.

Broker: Merrill Lynch
Exp. 02/12/2003                                           25,000             33

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due
12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                           50,000              0

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Cos., Inc. 7.000% due
07/15/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 07/17/2003                                           50,000             23

116 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Cos., Inc. 7.650% due
07/01/2008.

Broker: Credit Suisse First Boston
Exp. 07/17/2003                                     $    100,000  $         131

Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Credit Suisse First Boston
Exp. 08/06/2002                                           20,000              5

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Morgan Stanley Dean Witter
Exp. 08/06/2002                                           20,000              0

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Household International, Inc. 0.000% due 08/02/2021.

Broker: Merrill Lynch
Exp. 08/06/2002                                           20,000             (1)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due
01/30/2011.

Broker: Lehman Brothers
Exp. 08/06/2002                                           30,000              0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due
05/01/2009.

Broker: Morgan Stanley Dean Witter
Exp. 08/15/2002                                           25,000              0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due
11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                           30,000              1

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.

Broker: UBS - Warburg
Exp. 08/15/2002                                           65,000            (12)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative
Finance Corp. 5.750% due 12/01/2008.

Broker: Lehman Brothers
Exp. 09/01/2003                                           76,500              0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due
02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                           68,500              0
                                                                   ------------
                                                                   $    181,208
                                                                   ============

(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l) Restricted security.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 117

Schedule of Investments
Total Return Mortgage Fund
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)

   MORTGAGE-BACKED SECURITIES 138.5%

Collateralized Mortgage Obligations 31.9%
Bank Trust Mortgage
     5.700% due 12/01/2023                          $         982  $        990
Chase Mortgage Finance Corp
     7.000% due 07/25/2024                                    261           261
     6.550% due 08/25/2028                                    425           432
Citicorp Mortgage Securities, Inc.
     6.500% due 05/25/2030                                    295           301
Countrywide Alternative Loan Trust
     6.750% due 08/25/2028                                     67            68
Countrywide Home Loans
     6.500% due 03/25/2029                                    100           101
     7.750% due 01/25/2031                                    156           160
DLJ Mortgage Acceptance Corp.
     7.000% due 06/25/2028                                    138           142
E-Trade Bank Adjustable Rate Mortgage Trust
     7.174% due 09/25/2031                                  1,905         1,937
Fannie Mae
     6.900% due 08/25/2011                                    100           103
     4.453% due 10/31/2011                                  1,000         1,002
     6.500% due 02/25/2019                                    261           261
     7.750% due 08/25/2022                                     69            75
     3.687% due 04/25/2023 (b)                                 25            26
     4.843% due 05/25/2023 (b)                              2,481         2,493
     6.500% due 09/25/2023                                     39            39
     7.000% due 09/25/2023                                     17            18
     6.500% due 09/25/2023                                    182           169
     6.750% due 09/25/2023                                     57            56
     6.500% due 10/25/2023                                    217           218
     6.500% due 12/25/2023                                    182           175
     3.896% due 04/18/2028 (b)                                 89            90
Freddie Mac
     6.000% due 06/15/2008                                    371           380
     4.500% due 03/15/2021                                     36            36
     3.500% due 12/15/2022                                     10             8
     6.500% due 12/15/2023                                     50            50
     6.500% due 03/15/2024                                    114           115
     8.000% due 06/15/2026                                     76            84
     6.500% due 05/15/2027                                     73            73
     6.000% due 10/15/2028                                    153           152
General Electric Capital Mortgage Services, Inc.
     5.250% due 11/25/2008                                    273           273
     7.000% due 01/25/2028                                    100           102
     6.750% due 06/25/2028                                    200           206
Government National Mortgage Association
     7.600% due 04/20/2026                                  2,309         2,340
     7.000% due 07/16/2026                                    186           194
Mellon Residential Funding Corp.
     6.580% due 07/25/2029 (b)                                410           434
Norwest Asset Securities Corp.
     6.250% due 09/25/2028                                    454           455
     6.250% due 01/25/2029                                    152           154
Residential Accredit Loans, Inc.
     7.000% due 01/25/2028                                    155           155
Superannuation Members Home Loans Global Fund
     4.145% due 06/15/2026 (b)                                300           300
Vendee Mortgage Trust
     7.750% due 05/15/2022                                     41            45
                                                                   ------------
                                                                         14,673
                                                                   ============

Fannie Mae 54.2%
     4.510% due 10/30/2011                                  3,000         3,007
     4.900% due 04/01/2007                                  1,720         1,720
     4.980% due 07/01/2008                                  4,990         5,006
     5.817% due 10/01/2028 (b)                                431           442
     6.000% due 10/18/2016 (b)                              8,000         8,074
     6.483% due 11/01/2018 (b)                                 37            38
     7.000% due 04/01/2026 (b)                                 19            19
     7.169% due 08/01/2026 (b)                                103           105
     7.378% due 05/01/2023 (b)                                142           146
     7.500% due 10/15/2031                                  6,000         6,238
     9.000% due 01/01/2020                                    108           119
                                                                   ------------
                                                                         24,914
                                                                   ============

Federal Housing Administration 3.8%
     7.430% due 06/01/2019                          $       1,685  $      1,725
                                                                   ------------

Freddie Mac 20.6%
     6.000% due 10/01/2024-10/15/2031 (c)                   3,136         3,132
     6.448% due 02/01/2018 (b)                                142           144
     6.500% due 10/15/2031                                  2,000         2,036
     7.094% due 07/01/2030 (b)                              3,800         3,973
     7.808% due 11/01/2028 (b)                                 78            80
     7.995% due 08/01/2025 (b)                                120           124
                                                                   ------------
                                                                          9,489
                                                                   ============

Government National Mortgage Association 27.6%
     7.000% due 10/22/2031 (b)                              6,500         6,750
     7.125% due 10/20/2022 (b)                                110           114
     7.375% due 03/20/2016-03/20/2027 (b)(c)                1,008         1,027
     7.500% due 05/15/2027-08/15/2027 (c)                      99           104
     7.625% due 12/20/2021-11/20/2026 (b)(c)                   74            76
     7.750% due 07/20/2022-07/20/2025 (b)(c)                  370           381
     8.500% due 10/22/2031 (d)                              4,000         4,246
                                                                   ------------
                                                                         12,698
                                                                   ============

Stripped Mortgage-Backed Securities 0.4%
Fannie Mae (IO)
     6.500% due 07/25/2007                                     18             0
Fannie Mae (PO)
     0.000% due 07/25/2022                                    243           201
                                                                   ------------
Total Mortgage-Backed Securities                                         63,700
                                                                   ============
(Cost $62,653)

   ASSET-BACKED SECURITIES 4.2%

Bayview Financial Acquisition Trust
     3.051% due 07/25/2030 (b)                                154           154
MLCC Mortgage Investors, Inc.
     4.020% due 03/15/2025 (b)                                189           190
Novastar Home Equity Loan
     3.011% due 01/25/2031 (b)                                922           923
Option One Mortgage Loan Trust
     3.910% due 04/25/2030                                    665           667
                                                                   ------------
Total Asset-Backed Securities (b)                                         1,934
                                                                   ============
(Cost $1,930)

   CONVERTIBLE BONDS & NOTES 0.0%

Industrial 0.0%
Clear Channel Communications, Inc.
     1.500% due 12/01/2002                                     10            10
                                                                   ------------
Total Convertible Bonds & Notes                                              10
                                                                   ============
(Cost $10)

   SHORT-TERM INSTRUMENTS 30.3%

Commercial Paper 24.6%
Abbey National North America
     3.550% due 10/24/2001                                    200           200
     3.470% due 10/31/2001                                  1,100         1,097
Fannie Mae
     3.150% due 10/01/2001                                  7,500         7,500
     0.010% due 10/04/2001                                    200           200
     3.545% due 10/18/2001                                    200           200
     3.630% due 12/20/2001                                  1,600         1,590
Swedbank, Inc.
     3.100% due 12/26/2001                                    500           497
                                                                   ------------
                                                                         11,284
                                                                   ============

118 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
Repurchase Agreement 5.7%
State Street Bank
     2.600% due 10/01/2001                          $       2,617  $      2,617
     (Dated 09/28/2001. Collateralized by Fannie
     Mae 5.000% due 04/30/2003 valued at $2,674.
     Repurchase proceeds are $2,618.)
                                                                   ------------
Total Short-Term Instruments                                             13,901
                                                                   ============
(Cost $13,897)

Total Investments (a) 173.0%                                       $     79,545
(Cost $78,490)

Other Assets and Liabilities (Net) (73.0%)                              (33,566)
                                                                   ------------

Net Assets 100.0%                                                  $     45,979
                                                                   ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $      1,064

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                             (9)
                                                                   ------------

Unrealized appreciation-net                                        $      1,055
                                                                   ============

(b) Variable rate security. The rate listed is as of September 30, 2001.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 119

PIMCO Financial Highlights Class D

                                                                                  Net Realized /
                                                 Net Asset Value                  Unrealized Gain  Total Income     Dividends from
Selected Per Share Data                          Beginning of     Net Investment  (Loss) on        from Investment  Net Investment
for the Year or Period Ended:                    Period           Income (Loss)   Investment       Operations       Income
                                                 ---------------  --------------  ---------------  ---------------  --------------
California Intermediate Municipal Bond Fund
   09/30/2001 *                                      $ 10.60        $  0.19 (a)      $  0.20 (a)       $   0.39        $  (0.20)
   03/31/2001                                          10.05           0.45 (a)         0.55 (a)           1.00           (0.42)
   01/31/2000 - 03/31/2000                              9.88           0.06 (a)         0.18 (a)           0.24           (0.07)

California Municipal Bond Fund
   09/30/2001 *                                      $ 10.35        $  0.18 (a)      $  0.31 (a)       $   0.49        $  (0.18)
   07/31/2000 - 03/31/2001                             10.35           0.31 (a)         0.43 (a)           0.74           (0.31)

Convertible Fund
   09/30/2001 *                                      $ 11.43        $  0.07 (a)      $ (1.09)(a)       $  (1.02)       $  (0.12)
   08/01/2000 - 03/31/2001                             15.77          (0.05)(a)        (3.39)(a)          (3.44)          (0.20)

Emerging Markets Bond Fund
   09/30/2001 *                                      $  8.40        $  0.43 (a)      $  0.24 (a)       $   0.67        $  (0.39)
   03/31/2001                                           8.61           0.79 (a)         0.20 (a)           0.99           (0.80)

Foreign Bond Fund
   09/30/2001 *                                      $ 10.32        $  0.22 (a)      $  0.12 (a)       $   0.34        $  (0.23)
   03/31/2001                                          10.03           0.53 (a)         0.51 (a)           1.04           (0.54)
   03/31/2000                                          10.63           0.59 (a)        (0.45)(a)           0.14           (0.59)
   04/08/1998 - 03/31/1999                             10.83           0.53 (a)         0.15 (a)           0.68           (0.53)

GNMA Fund
   05/31/2001 - 09/30/2001 *                         $ 10.43        $  0.21 (a)      $  0.36 (a)       $   0.57        $  (0.21)

High Yield Fund
   09/30/2001 *                                      $  9.88        $  0.39 (a)      $ (0.68)(a)       $  (0.29)       $  (0.39)
   03/31/2001                                          10.22           1.52 (a)        (0.99)(a)           0.53           (0.86)
   03/31/2000                                          11.23           0.89 (a)        (1.01)(a)          (0.12)          (0.88)
   04/08/1998 - 03/31/1999                             11.68           0.89 (a)        (0.45)(a)           0.44           (0.88)

Low Duration Fund
   09/30/2001 *                                      $ 10.03        $  0.28 (a)      $  0.18 (a)       $   0.46        $  (0.29)
   03/31/2001                                           9.81           0.62 (a)         0.24 (a)           0.86           (0.64)
   03/31/2000                                          10.10           0.61 (a)        (0.29)(a)           0.32           (0.60)
   04/08/1998 - 03/31/1999                             10.19           0.60 (a)        (0.03)(a)           0.57           (0.60)

Municipal Bond Fund
   09/30/2001 *                                      $ 10.02        $  0.23 (a)      $  0.20 (a)       $   0.43        $  (0.23)
   03/31/2001                                           9.47           0.43 (a)         0.56 (a)           0.99           (0.44)
   03/31/2000                                          10.12           0.42 (a)        (0.64)(a)          (0.22)          (0.43)
   04/08/1998 - 03/31/1999                              9.98           0.40 (a)         0.14 (a)           0.54           (0.40)

New York Municipal Bond Fund
   09/30/2001 *                                      $ 10.64        $  0.22 (a)      $  0.18 (a)       $   0.40        $  (0.22)
   03/31/2001                                           9.94           0.44 (a)         0.77 (a)           1.21           (0.42)
   01/31/2000 - 03/31/2000                              9.79           0.07 (a)         0.15 (a)           0.22           (0.07)

Real Return Fund
   09/30/2001 *                                      $ 10.40        $  0.26 (a)      $  0.18 (a)       $   0.44        $  (0.33)
   03/31/2001                                           9.92           0.72 (a)         0.60 (a)           1.32           (0.76)
   03/31/2000                                           9.83           0.63 (a)         0.12 (a)           0.75           (0.64)
   04/08/1998 - 03/31/1999                              9.77           0.47 (a)         0.09 (a)           0.56           (0.44)

Short Duration Municipal Income Fund
   09/30/2001 *                                      $ 10.16        $  0.16 (a)      $  0.09 (a)       $   0.25        $  (0.16)
   03/31/2001                                           9.98           0.41 (a)         0.17 (a)           0.58           (0.40)
   01/31/2000 - 03/31/2000                              9.99           0.06 (a)        (0.01)(a)           0.05           (0.06)

*   Unaudited
+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 0.75%.
(c) Ratio of expenses to average net assets excluding interest expense 0.95%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.29%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.74%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.52%.


120 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes


Dividends in   Distributions     Distributions in                                                                 Ratio of
Excess of Net  from Net          Excess of Net                                                                    Expenses to
Investment     Realized Capital  Realized Capital  Total         Net Asset Value                Net Assets End    Average Net
Income         Gains             Gains             Distribution  End of Period    Total Return  of Period (000s)  Assets
-------------  ----------------  ----------------  ------------  ---------------  ------------  ----------------  -----------
   $  0.00        $    0.00         $    0.00        $  (0.20)      $   10.79          3.72%        $      997     0.85%+
      0.00            (0.03)             0.00           (0.45)          10.60         10.21                181     0.86 (g)
      0.00             0.00              0.00           (0.07)          10.05          2.39                 10     0.85+(e)


   $  0.00        $    0.00         $    0.00        $  (0.18)      $   10.66          4.80%        $       11     0.85%+
      0.00            (0.43)             0.00           (0.74)          10.35          7.82                 10     0.85+


   $  0.00        $    0.00         $    0.00        $  (0.12)      $   10.29         (9.00)%       $        7     1.05%+
      0.00             0.00             (0.70)          (0.90)          11.43        (22.62)                 8     1.05+


   $  0.00        $    0.00         $    0.00        $  (0.39)      $    8.68          8.05%        $      518     1.33%+(h)
      0.00             0.00             (0.40)          (1.20)           8.40         12.58                 11     1.33 (h)


   $  0.00        $    0.00         $    0.00        $  (0.23)      $   10.43          3.34%        $   38,328     0.96%+(c)
      0.00             0.00             (0.21)          (0.75)          10.32         10.84             26,590     0.99 (c)
      0.00            (0.15)             0.00           (0.74)          10.03          1.51              9,955     1.16 (c)
      0.00            (0.10)           ((0.25)          (0.88)          10.63          6.46              8,513     0.95+


   $  0.00        $    0.00         $    0.00        $  (0.21)      $   10.79          6.57%        $       11     1.01%+(i)


   $  0.00        $    0.00         $    0.00        $  (0.39)      $    9.20         (3.01)%       $   48,610     0.90%+
     (0.01)            0.00              0.00           (0.87)           9.88          5.40             32,820     0.90
     (0.01)            0.00              0.00           (0.89)          10.22         (1.14)            23,601     0.90
     (0.01)            0.00              0.00           (0.89)          11.23          4.00              9,065     0.90+


   $  0.00        $    0.00         $    0.00        $  (0.29)      $   10.20          4.61%        $   51,139     0.75%+
      0.00             0.00              0.00           (0.64)          10.03          9.10             19,282     0.82 (b)
     (0.01)            0.00              0.00           (0.61)           9.81          3.22             12,018     0.83 (b)
      0.00            (0.01)            (0.05)          (0.66)          10.10          5.77              6,481     0.75+


   $  0.00        $    0.00         $    0.00        $  (0.23)      $   10.22          4.32%        $    2,753     0.85%+
      0.00             0.00              0.00           (0.44)          10.02         10.74              1,414     0.85
      0.00             0.00              0.00           (0.43)           9.47         (2.16)             1,104     0.85
      0.00             0.00              0.00           (0.40)          10.12          5.47                242     0.85+


   $  0.00        $    0.00         $    0.00        $  (0.22)      $   10.82          3.73%        $      117     0.85%+
      0.00            (0.09)             0.00           (0.51)          10.64         12.44                113     0.90 (g)
      0.00             0.00              0.00           (0.07)           9.94          2.21                 10     0.87+(f)(g)


   $  0.00        $    0.00         $    0.00        $  (0.33)      $   10.51          4.34%        $  270,241     0.90%+
      0.00            (0.08)             0.00           (0.84)          10.40         13.99             57,696     0.94 (j)
      0.00            (0.02)             0.00           (0.66)           9.92          7.93             15,560     0.93 (j)
     (0.06)            0.00              0.00           (0.50)           9.83          5.89                193     0.92+(j)


   $  0.00        $    0.00         $    0.00        $  (0.16)      $   10.25          2.51%        $       11     0.80%+
      0.00             0.00              0.00           (0.40)          10.16          5.78                 11     0.81 (k)
      0.00             0.00              0.00           (0.06)           9.98          0.47                 10     0.80+(d)

Ratio of Net
Investment
Income (Loss)
to Average      Portfolio
Net Assets      Turnover Rate
-------------   -------------
    3.58%+            35%
    4.26             257
    3.88+            357


    3.44%+            36%
    4.47+            338


    1.20%+           144%
   (0.35)+           225


    9.64%+           531%
    9.33             902


    4.33%+           168%
    5.26             417
    5.77             330
    4.82+            376


    5.99%+           587%


    8.05%+            41%
   15.06              53
    8.29              39
    8.07+             39


    5.53%+           269%
    6.23             348
    6.11              82
    5.81+            245


    4.47%+            48%
    4.41             306
    4.46             145
    3.99+             70


    3.95%+           106%
    4.23             973
    4.02+            270


    4.96%+            29%
    7.14             202
    6.44             253
    4.75+            438


    3.17%+            51%
    4.05             208
    3.51+            171

(g) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(h) Ratio of expenses to average net assets excluding interest expense is 1.25%.
(i) Ratio of expenses to average net assets excluding interest expense is 1.00%.
(j) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(k) Ratio of expenses to average net assets excluding interest expense is 0.80%.


           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 121

                                                                                  Net Realized /
                                                 Net Asset Value                  Unrealized Gain  Total Income     Dividends from
Selected Per Share Data                          Beginning of     Net Investment  (Loss) on        from Investment  Net Investment
for the Year or Period Ended:                    Period           Income (Loss)   Investment       Operations       Income
                                                 ---------------  --------------  ---------------  ---------------  --------------
Short-Term Fund
   09/30/2001 *                                     $   10.03       $  0.21 (a)      $  0.06 (a)       $   0.27       $   (0.24)
   03/31/2001                                            9.95          0.62 (a)         0.09 (a)           0.71           (0.61)
   03/31/2000                                           10.03          0.55 (a)        (0.08)(a)           0.47           (0.55)
   04/08/1998 - 03/31/1999                              10.07          0.53 (a)        (0.03)(a)           0.50           (0.53)

StocksPLUS Fund
   09/30/2001 *                                     $   10.12       $ (0.04)(a)      $ (0.92)(a)       $  (0.96)      $   (0.10)
   03/31/2001                                           14.08         (0.05)(a)        (2.76)(a)          (2.81)          (0.24)
   03/31/2000                                           14.27          1.04 (a)         1.29 (a)           2.33           (1.04)
   04/08/1998 - 03/31/1999                              14.13          0.79 (a)         1.38 (a)           2.17           (0.79)

Strategic Balanced Fund
   09/30/2001 *                                     $   10.44       $  0.15 (a)      $ (0.51)(a)       $  (0.36)      $   (0.13)
   03/31/2001                                           12.78          1.47 (a)        (2.49)(a)          (1.02)          (0.63)
   03/31/2000                                           12.75          0.71 (a)         0.47 (a)           1.18           (0.69)
   04/08/1998 - 03/31/1999                              12.65          0.79 (a)         0.60 (a)           1.39           (0.62)

Total Return Fund
   09/30/2001 *                                     $   10.52       $  0.27 (a)      $  0.35 (a)       $   0.62       $   (0.27)
   03/31/2001                                            9.96          0.64 (a)         0.56 (a)           1.20           (0.62)
   03/31/2000                                           10.36          0.60 (a)        (0.40)(a)           0.20           (0.58)
   04/08/1998 - 03/31/1999                              10.66          0.59 (a)         0.12 (a)           0.71           (0.59)

Total Return Mortgage Fund
   09/30/2001 *                                     $   10.42       $  0.22 (a)      $  0.34 (a)       $   0.56       $   (0.20)
   03/31/2001                                            9.97          0.59 (a)         0.63 (a)           1.22           (0.59)
   03/31/2000                                           10.19          0.54 (a)        (0.20)(a)           0.34           (0.55)
   04/08/1998 - 03/31/1999                              10.27          0.53 (a)         0.02 (a)           0.55           (0.53)

*   Unaudited
+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 0.75%.
(c) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.


122 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes


Dividends in   Distributions     Distributions in                                                                 Ratio of
Excess of Net  from Net          Excess of Net                                                                    Expenses to
Investment     Realized Capital  Realized Capital  Total         Net Asset Value                Net Assets End    Average Net
Income         Gains             Gains             Distribution  End of Period    Total Return  of Period (000s)  Assets
-------------  ----------------  ----------------  ------------  ---------------  ------------  ----------------  -----------
  $    0.00       $    0.00         $    0.00        $  (0.24)      $   10.06          2.75%        $   44,743      0.94%+(b)
       0.00            0.00             (0.02)          (0.63)          10.03          7.33              6,613      1.31 (b)
       0.00            0.00              0.00           (0.55)           9.95          4.87              3,361      0.93 (b)
       0.00            0.00             (0.01)          (0.54)          10.03          5.10              2,278      0.75+


  $    0.00       $    0.00         $    0.00        $  (0.10)      $    9.06         (9.60)%       $    2,476      1.05%+
       0.00            0.00             (0.91)          (1.15)          10.12        (21.27)             2,769      1.05
      (0.97)          (0.51)             0.00           (2.52)          14.08         17.32              3,288      1.05
       0.00           (1.24)             0.00           (2.03)          14.27         16.69              1,721      1.05+


  $    0.00       $    0.00         $    0.00        $  (0.13)      $    9.95         (3.44)%       $    1,283      0.65%+
       0.00            0.00             (0.69)          (1.32)          10.44         (8.65)               632      0.76 (c)
       0.00           (0.15)            (0.31)          (1.15)          12.78          9.55                167      1.05
       0.00           (0.67)             0.00           (1.29)          12.75         11.45                173      1.05+


  $    0.00       $    0.00         $    0.00        $  (0.27)      $   10.87          6.05%        $  452,646      0.75%+
      (0.02)           0.00              0.00           (0.64)          10.52         12.44            264,984      0.81 (b)
      (0.02)           0.00              0.00           (0.60)           9.96          2.00             80,459      0.87 (b)
       0.00           (0.24)            (0.18)          (1.01)          10.36          6.73             34,839      0.75+


  $    0.00       $    0.00         $    0.00        $  (0.20)      $   10.78          5.83%        $    9,077      0.90%+
       0.00           (0.18)             0.00           (0.77)          10.42         12.69              1,261      0.90
      (0.01)           0.00              0.00           (0.56)           9.97          3.47                166      0.90
       0.00           (0.03)            (0.07)          (0.63)          10.19          5.41                183      0.90+

Ratio of Net
Investment
Income (Loss)
to Average      Portfolio
Net Assets      Turnover Rate
-------------   -------------
    4.11%+            77%
    6.15             121
    5.54              38
    5.05+             47


   (0.69)%+          225%
   (0.43)            270
    7.16              92
    8.12+             81


    2.78%+            11%
   12.67             651
    5.49             176
    6.41+             82


    5.12%+           256%
    6.24             450
    5.97             223
    5.21+            154


    4.23%+           644%
    5.78             848
    5.38            1476
    5.15+            158


           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 123

PIMCO Statements of Assets and Liabilities Class D

September 30, 2001 (Unaudited)

                                         California
                                         Intermediate California                Emerging
Amounts in thousands,                    Municipal    Municipal    Convertible  Markets      Foreign Bond               High Yield
   except per share amounts              Bond Fund    Bond Fund    Fund         Bond Fund    Fund          GNMA Fund    Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value                    $ 102,974    $  15,025    $    42,407  $  75,320    $  1,255,354  $  59,915    $ 2,958,925
Cash and foreign currency                        0            1          1,405      3,148          19,278          0          2,330
Receivable for investments and
   foreign currency sold                         0            0          1,498     12,590         230,859          0         31,157
Receivable for Fund shares sold                301            1              1         84           1,925      3,270          9,102
Variation margin receivable                      7            5              0          0             176          0              0
Interest and dividends receivable            1,347          147            171      1,784          18,371        136         59,700
Other assets                                     0            0              1          1           5,635          0              0
                                           104,629       15,179         45,483     92,927       1,531,598     63,321      3,061,214

Liabilities:
Payable for investments and
   foreign currency purchased            $   2,738    $       0    $     2,135     14,641    $    316,208  $  20,896    $    87,640
Payable for financing transactions               0            0              0     11,857         326,983          0              0
Payable for short sale                           0            0              0          0         123,958          0              0
Notes payable                                    0            0              0          0               0          0              0
Due to custodian                                78            0              0          0               0        735              0
Written options outstanding                      0            0              0          0           2,854          0              0
Payable for Fund shares redeemed               499            0             85         28           3,118        189          7,925
Dividends payable                               12            1              0         47             278         12          5,729
Accrued investment advisory fee                 20            3             13         26             136          5            566
Accrued administration fee                      21            3             11         24             168          7            690
Accrued distribution fee                         0            0              9          4              44          0            522
Accrued servicing fee                            6            0              4          1              39          5            207
Variation margin payable                        14            0              0          0              37          0              0
Recoupment payable to Manager                    2            0              1          0               0          0              0
Other liabilities                                0            1              0         59           2,766         16              0
                                             3,390            8          2,258     26,687         776,589     21,865        103,279
=======================================  =========    =========    ===========  =========    ============  =========    ===========
Net Assets                               $ 101,239    $  15,171    $    43,225     66,240    $    755,009     41,456    $ 2,957,935
=======================================  =========    =========    ===========  =========    ============  =========    ===========

Net Assets Consist of:
Paid in capital                          $  93,213    $  14,153    $    67,784     61,889    $    753,250  $  40,333    $ 3,634,247
Undistributed (overdistributed)
   net investment income                     1,397          173         (1,520)     1,215           (885)        312        (2,107)
Accumulated undistributed net realized
gain (loss)                                  1,360          283        (18,512)     3,656           6,206        418      (367,330)
Net unrealized appreciation
(depreciation)                               5,269          562         (4,527)      (520)        (3,562)        393      (306,875)
                                         $ 101,239    $  15,171    $    43,225     66,240    $    755,009     41,456    $ 2,957,935
=======================================  =========    =========    ===========  =========    ============  =========    ===========
Net Assets:
Class D                                  $     997    $      11    $         7        518    $     38,328         11    $    48,610
Other Classes                              100,242       15,160         43,218     65,722         716,681     41,445      2,909,325

Shares Issued and Outstanding:
Class D                                         92            1              1         60           3,674          1          5,285

Net Asset Value and Redemption Price Per
   Share (Net Assets Per Share
   Outstanding)
Class D                                  $   10.79    $   10.66    $     10.29       8.68    $      10.43      10.79    $      9.20
Cost of Investments Owned                $  97,549    $  14,483    $    46,997     76,100    $  1,260,131     59,519    $ 3,265,840
=======================================  =========    =========    ===========  =========    ============  =========    ===========
Cost of Foreign Currency Held            $       0    $       0    $       903          0    $     15,042          0    $     2,593
=======================================  =========    =========    ===========  =========    ============  =========    ===========

124 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Short
                            New York                  Duration                               Strategic                 Total Return
Low Duration    Municipal   Municipal    Real Return  Municipal    Short-Term   StocksPLUS   Balanced     Total Return Mortgage
Fund            Bond Fund   Bond Fund    Fund         Income Fund  Fund         Fund         Fund         Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
$  7,534,221    $ 115,800   $   4,947    $ 2,928,772  $    14,347  $ 1,588,816  $ 1,276,980  $  73,604    $ 65,289,982 $     79,545
       8,296            0           1              0            1          883        6,971         76         255,965            0
     427,170            0           0         19,336            0      178,118        6,494          0       1,766,079       29,839
      35,424          260           0         60,658            0       19,701        2,745         92         277,365          803
           0            7           0              5            0            3       13,882          0             578            0
      50,403        1,420          78         30,183          226        9,356        6,984        110         466,336          188
       4,323            1           2              3            0            0            8          0         180,684            1
   8,059,837      117,488       5,028      3,038,957       14,574    1,796,877    1,314,064     73,882      68,236,989      110,376
============    ==========  =========    ===========  ===========  ===========  ===========  =========    ============ ============


$  2,492,577    $   7,923   $       0    $    45,759  $         0  $    10,093  $   404,802  $     184    $ 18,657,782 $     63,833
       8,655            0           0      1,031,191            0      177,775            0          0         892,867            0
     424,796            0           0              0            0       89,613            0          0               0            0
           0            0           0              0            0       32,573       18,581          0               0            0
           0           69           0          8,317            0            0            0          0               0          518
          65            0           0              0            0            0           28          0          35,836            0
      21,199          184           0          5,901            3       11,015          885         25         172,581            6
       2,594           94           2            132            0          778           17          0          30,679           12
         922           20           1            333            2          262          265          0           8,809            8
         775           25           1            439            2          275          220         10           7,438           11
         169           23           0            212            0           38          187         13           2,841            0
         131           12           0            176            0          113           90          5           1,299            9
           0           14           0            132            0            0           47          0             317            0
           0            0           0              0            0            0            0          0               0            0
         540            0           0          2,481            1        1,303       10,692          0          24,970            0
   2,952,423        8,364           4      1,095,073            8      323,838      435,814        237      19,835,419       64,397
============    =========   =========    ===========  ===========  ===========  ===========  =========    ============ ============
$  5,107,414    $ 109,124   $   5,024    $ 1,943,884  $    14,566  $ 1,473,039  $   878,250  $  73,645    $ 48,401,570 $     45,979
============    =========   =========    ===========  ===========  ===========  ===========  =========    ============ ============

$  5,052,058    $ 104,416   $   4,749    $ 1,894,777  $    14,208  $ 1,468,611  $ 1,297,722  $  89,862    $ 46,287,651 $     43,563
         571           18          66             65           39      (1,519)     (40,594)        646         159,058          383
    (15,229)        1,320         139          5,889           18        4,086    (304,884)    (2,901)         622,072          988
      70,014        3,370          70         43,153          301        1,861     (73,994)   (13,962)       1,332,789        1,015
$  5,107,414    $ 109,124   $   5,024    $ 1,943,884  $    14,566  $ 1,473,039  $   878,250  $  73,645    $ 48,401,570 $     45,979
============    =========   =========    ===========  ===========  ===========  ===========  =========    ============ ============

$     51,139    $   2,753   $     117    $   270,241  $        11  $    44,743  $     2,476  $   1,283    $    452,646 $      9,077
   5,056,275      106,371       4,907      1,673,643       14,555    1,428,296      875,774     72,362      47,948,924       36,902
============    =========   =========    ===========  ===========  ===========  ===========  =========    ============ ============

       5,013          269          11         25,724            1        4,448          273        129          41,627          842



$      10.20    $   10.22   $   10.82    $     10.51  $     10.25  $     10.06  $      9.06  $    9.95    $      10.87 $      10.78


$  7,464,456    $ 112,266   $   4,876    $ 2,885,433  $    14,046  $ 1,584,046  $ 1,271,983  $  87,566    $ 64,310,780 $     78,490
============    =========   =========    ===========  ===========  ===========  ===========  =========    ============ ============
$      5,302    $       0   $       0    $     2,158  $         0  $     1,067  $     6,743  $       0    $    236,261 $          0
============    =========   =========    ===========  ===========  ===========  ===========  =========    ============ ============

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 125

PIMCO Statements of Operations Class D

For the year or period ended September 30, 2001 (Unaudited)

                                         California
                                         Intermediate California                Emerging
Amounts in thousands,                    Municipal    Municipal    Convertible  Markets      Foreign Bond              High Yield
   except per share amounts              Bond Fund    Bond Fund    Fund         Bond Fund    Fund         GNMA Fund    Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                 $     2,693  $     312    $       146  $   3,528    $     18,461 $      469   $    125,555
Dividends, net of foreign taxes                    0          0            474          0             256          0          3,940
Miscellaneous income                               0          0              0          0               0          0            123
   Total Income                                2,693        312            620      3,528          18,717        469        129,618
=======================================  ===========  =========    ===========  =========    ============ ==========   ============

Expenses:
Investment advisory fees                         131         17            104        160             869         18          3,589
Administration fees                              141         17             84        146           1,060         19          4,382
Servicing fees - Class D                           0          0              0          0              40          0             54
Distribution and/or servicing fees -              37          1            104         28             474          7          4,639
Other Classes
Trustees' fees                                     0          0              0          0               2          0             10
Interest expense                                   3          0             28         62              46          7              0
Miscellaneous expense                              0          0              0          0               0          0              0
Recoupment to Manager                              3          0              1          0               0          0              0
   Total Expenses                                315         35            321        396           2,491         51         12,674

Net Investment Income (Loss)                   2,378        277            299      3,132          16,226        418        116,944
=======================================  ===========  =========    ===========  =========    ============ ==========   ============

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments          822          3         (9,472)     3,988           2,187        424        (67,216)
Net realized gain (loss) on futures
   contracts and written options                 606        269              0          0           9,856          0              0
Net realized gain (loss) on foreign
   currency transactions                           0          0            (56)       154           2,132          0             32
Net change in unrealized appreciation
   (depreciation) on investments                 328        106          3,700     (1,548)         14,986        189       (141,253)
Net change in unrealized appreciation
   (depreciation) on futures contracts
   and written options                          (257)        28              0          0             (23)         0              0
Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities denominated in
   foreign currencies                              0          0            (81)        87         (21,268)         0             (5)

   Net Gain (Loss)                             1,499        406         (5,909)     2,681           7,870        613       (208,442)

Net Increase (Decrease) in Assets
   Resulting from Operations             $     3,877  $     683    $    (5,610) $   5,813    $     24,096 $    1,031    $   (91,498)
=======================================  ===========  =========    ===========  =========    ============ ==========   ============

126 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Short
                            New York                  Duration                               Strategic                 Total Return
Low Duration    Municipal   Municipal    Real Return  Municipal    Short-Term   StocksPLUS   Balanced     Total Return Mortgage
Fund            Bond Fund   Bond Fund    Fund         Income Fund  Fund         Fund         Fund         Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
$    152,748    $   2,551   $     111    $    41,833  $       302  $   25,684   $    1,443   $      18    $  1,320,521 $         953
       3,141            0           0              8            0           0          413       1,340          18,735             0
           0            0           0              0            1           0            0           2               0             1
     155,889        2,551         111         41,841          303      25,684        1,856       1,360       1,339,256           954
============    =========   =========    ===========  ===========  ==========   ==========   =========    ============ =============

       6,046          119           6          1,633           14       1,162        2,049           0          55,857            44
       4,971          148           6          2,075           14       1,150        1,702          69          46,740            55
          33            3           0            182            0          25            4           1             424             4
       1,643          197           0          1,445            0         491        2,165         125          23,971            33
          16            0           0              3            0           2            4           0             140             0
          51            0           0             45            0       1,143           33           0             333             0
           0            0           0              0            0           0            0           0               4             0
           0            0           0              0            0           0            0           0               0             0
      12,760          467          12          5,383           28       3,973        5,957         195         127,469           136
     143,129        2,084          99         36,458          275      21,711       (4,101)      1,165       1,211,787           818
============    =========   =========    ===========  ===========  ==========   ==========   =========    ============ =============

      37,120          268          17          8,536           16       3,969        7,855        (671)        471,955           989

         427          689          93           (157)           0         983      (42,404)          0         265,454             0

      (5,033)           0           0         (1,704)           0           2          949          85         (67,222)            0

      45,455        1,106        (44)          7,380          113     (1,066)        2,733      (3,060)        703,720           387

       2,134         (164)          0            969            0         112      (51,730)          0         182,887             0

       2,158            0           0            974            0          (7)      (4,084)        (98)          7,146             0

      82,261        1,899          66         15,998          129       3,993      (86,681)     (3,744)      1,563,940         1,376

$    225,390    $   3,983   $     165    $    52,456  $       404  $   25,704   $  (90,782)  $  (2,579)   $  2,775,727 $       2,194
============    =========   =========    ===========  ===========  ==========   ==========   =========    ============ =============

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 127

PIMCO Statements of Changes in Net Assets Class D

                                                             California Intermediate                California Municipal
Amounts in thousands                                         Municipal Bond Fund                    Bond Fund
                                                            ---------------------------------    ----------------------------------

                                                             Six Months Ended      Year Ended     Six Months Ended      Period from
Increase (Decrease) in Net Assets from:                    September 30, 2001  March 31, 2001   September 30, 2001  May 16, 2000 to
                                                                  (Unaudited)     (Unaudited)                        March 31, 2001
Operations:

Net investment income (loss)                                    $       2,378    $      4,235         $        277      $       441
Net realized gain (loss)                                                1,428           1,278                  272              544
Net change in unrealized appreciation (depreciation)                       71           5,126                  134              428
Net increase (decrease) resulting from operations                       3,877          10,639                  683            1,413
=====================================================            ============    ============         ============      ===========

Distributions to Shareholders:

From net investment income
   Class D                                                                 (7)             (2)                   0                0
   Other Classes                                                       (2,089)         (4,142)                (256)            (432)
In excess of net investment income
   Class D                                                                  0               0                    0                0
   Other Classes                                                            0               0                    0                0
From net realized capital gains
   Class D                                                                  0               0                    0                0
   Other Classes                                                            0            (311)                   0             (390)
In excess of net realized capital gains
   Class D                                                                  0               0                    0                0
   Other Classes                                                            0               0                    0                0

Total Distributions                                                    (2,096)         (4,455)                (256)            (822)
=====================================================            ============    ============         ============      ===========

Fund Share Transactions:

Receipts for shares sold
   Class D                                                                834             178                    0               10
   Other Classes                                                       31,433         156,058                4,588           21,945
Issued as reinvestment of distributions
   Class D                                                                  7               2                    0                1
   Other Classes                                                        2,049           4,237                  247              810
Cost of shares redeemed
   Class D                                                                (31)            (12)                   0                0
   Other Classes                                                      (53,298)        (58,411)              (2,748)         (10,700)
Net increase (decrease) resulting from Fund share
 transactions                                                         (19,006)        102,052                2,087           12,066

Total Increase (Decrease) in Net Assets                               (17,225)        108,236                2,514           12,657
=====================================================            ============    ============         ============      ===========

Net Assets:

Beginning of period                                                   118,464          10,228               12,657                0
End of period *                                                 $     101,239    $    118,464         $     15,171      $    12,657

*Including net undistributed (overdistributed)                  $       1,397    $      1,115         $        173      $       152
 investment income of:

Amounts in thousands                                        Convertible Fund
                                                            ----------------------------------

                                                             Six Months Ended       Year Ended
Increase (Decrease) in Net Assets from:                    September 30, 2001   March 31, 2001
                                                                  (Unaudited)
Operations:

Net investment income (loss)                                    $         299     $       (122)
Net realized gain (loss)                                               (9,528)          (6,725)
Net change in unrealized appreciation (depreciation)                    3,619          (36,112)
Net increase (decrease) resulting from operations                      (5,610)         (42,959)
=====================================================            ============     ============

Distributions to Shareholders:

From net investment income
   Class D                                                                  0                0
   Other Classes                                                         (483)          (2,368)
In excess of net investment income
   Class D                                                                  0                0
   Other Classes                                                            0                0
From net realized capital gains
   Class D                                                                  0                0
   Other Classes                                                            0           (7,035)
In excess of net realized capital gains
   Class D                                                                  0                0
   Other Classes                                                            0                0

Total Distributions                                                      (483)          (9,403)
=====================================================            ============     ============

Fund Share Transactions:

Receipts for shares sold
   Class D                                                                  0                0
   Other Classes                                                        8,032          113,053
Issued as reinvestment of distributions
   Class D                                                                  0                1
   Other Classes                                                          392            8,646
Cost of shares redeemed
   Class D                                                                  0                0
   Other Classes                                                      (50,796)        (161,679)
Net increase (decrease) resulting from Fund share                     (42,372)         (39,979)
transactions

Total Increase (Decrease) in Net Assets                               (48,465)         (92,341)
=====================================================            ============     ============

Net Assets:

Beginning of period                                                    91,690          184,031
End of period *                                                 $      43,225     $     91,690

*Including net undistributed (overdistributed)                  $      (1,520)    $     (1,336)
investment income of:


128 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

Emerging Markets
Bond Fund                             Foreign Bond Fund                     GNMA Fund
----------------------------------    ----------------------------------    ----------------------------------

  Six Months Ended      Year Ended      Six Months Ended      Year Ended      Six Months Ended      Year Ended
September 30, 2001  March 31, 2001    September 30, 2001  March 31, 2001    September 30, 2001  March 31, 2001
       (Unaudited)                           (Unaudited)                           (Unaudited)
   $      3,132       $     4,541        $     16,226       $    33,316         $       418       $       543
          4,142             2,700              14,175              (890)                424               286
         (1,461)             (658)             (6,305)           31,945                 189               290
          5,813             6,583              24,096            64,371               1,031             1,119
   ============       ===========        ============       ===========         ===========       ===========

             (5)               (1)               (702)             (839)                  0                 0
         (3,276)           (4,544)            (15,620)          (32,294)               (409)             (510)

              0                 0                   0                 0                   0                 0
              0                 0                   0                 0                   0                 0

              0                 0                   0                 0                   0                 0
              0                 0                   0                 0                   0               (54)

              0                 0                   0              (373)                  0                 0
              0            (2,352)                  0           (12,497)                  0                 0

         (3,281)           (6,897)            (16,322)          (46,003)               (409)             (564)
   ============       ===========        ============       ===========         ===========       ===========

            624                 0              14,365            18,523                  11                 0
         39,264            39,107             147,932           249,638              32,904             9,077

              5                 1                 689             1,188                   0                 0
          3,042             6,408              13,566            38,972                 345               530

           (107)                0              (3,751)           (3,687)                  0                 0
        (36,718)          (15,451)           (100,407)         (193,686)             (2,400)           (4,496)
          6,110            30,065              72,394           110,948              30,860             5,111

          8,642            29,751              80,168           129,316              31,482             5,666
   ============       ===========        ============       ===========         ===========       ===========

         57,598            27,847             674,841           545,525               9,974             4,308
   $     66,240       $    57,598        $    755,009       $   674,841         $    41,456       $     9,974

   $      1,215       $     1,525        $       (885)      $      (789)        $       312       $       303

High Yield Fund                       Low Duration Fund
-----------------------------------   -----------------------------------
  Six Months Ended       Year Ended     Six Months Ended       Year Ended
September 30, 2001   March 31, 2001   September 30, 2001   March 31, 2001
       (Unaudited)                           (Unaudited)
   $    116,944      $    246,822        $    143,129      $     288,496
        (67,184)         (237,986)             32,514             17,000
       (141,258)          111,594              49,747             80,909
        (91,498)          120,430             225,390            386,405
   ============       ===========        ============        ===========


         (1,756)           (2,275)               (745)              (918)
       (115,383)         (242,557)           (142,067)          (279,188)

              0               (17)                  0                (28)
              0            (1,852)                  0             (8,391)

              0                 0                   0                  0
              0                 0                   0                  0

              0                 0                   0                  0
              0                 0                   0                  0

       (117,139)         (246,701)           (142,812)          (288,525)
   ============       ===========        ============        ===========


         30,362            43,592              35,483             11,532
        909,621         1,495,450           1,656,917          2,847,901

          1,679             1,982                 708                930
         81,984           186,848             124,180            247,021

        (13,027)          (35,803)             (4,879)            (5,571)
       (486,189)       (2,094,049)         (1,390,862)        (2,586,732)
        524,430          (401,980)            421,547            515,081

        315,793          (528,251)            504,125            612,961
   ============       ===========        ============        ===========

      2,642,142         3,170,393           4,603,289          3,990,328
   $  2,957,935      $  2,642,142        $  5,107,414      $   4,603,289

   $     (2,107)     $     (1,912)       $        571      $         254

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 129

                                                                                  New York Municipal
Amounts in thousands                        Municipal Bond Fund                   Bond Fund
                                            ----------------------------------    ----------------------------------

Increase (Decrease)                           Six Months Ended      Year Ended      Six Months Ended      Year Ended
in Net Assets from:                         September 30, 2001  March 31, 2001    September 30, 2001  March 31, 2001
                                                   (Unaudited)                           (Unaudited)
Operations:

Net investment income (loss)                   $     2,084       $     2,679          $        99      $       146
Net realized gain (loss)                               957             1,298                  110              132
Net capital gain distributions
   received from underlying funds                        0                 0                    0                0
Net change in unrealized appreciation
   (depreciation)                                      942             2,568                  (44)             122
Net increase (decrease) resulting
   from operations                                   3,983             6,545                  165              400
========================================       ===========       ===========          ===========      ===========

Distributions to Shareholders:

From net investment income
   Class D                                             (53)              (37)                  (2)              (1)
   Other Classes                                    (2,030)           (2,639)                 (97)            (144)
In excess of net investment income
   Class D                                               0                 0                    0                0
   Other Classes                                         0                 0                    0                0
From net realized capital gains
   Class D                                               0                 0                    0                0
   Other Classes                                         0                 0                    0              (28)
In excess of net realized capital gains
   Class D                                               0                 0                    0                0
   Other Classes                                         0                 0                    0                0

Total Distributions                                 (2,083)           (2,676)                 (99)            (173)
========================================       ===========       ===========          ===========      ===========

Fund Share Transactions:

Receipts for shares sold
   Class D                                           1,781             4,243                    0              100
   Other Classes                                    41,902            43,041                1,656              485
Issued as reinvestment of distributions
   Class D                                              49                33                    2                1
   Other Classes                                     1,468             1,851                   88              172
Cost of shares redeemed
   Class D                                            (540)           (4,028)                   0                0
   Other Classes                                   (17,572)          (21,456)                (840)             (11)

Net increase (decrease) resulting
   from Fund share transactions                     27,088            23,684                  906              747

Total Increase (Decrease) in
   Net Assets                                       28,988            27,553                  972              974
========================================       ===========       ===========          ===========      ===========

Net Assets:

Beginning of period                                 80,136            52,583                4,052            3,078
End of period *                                $   109,124       $    80,136          $     5,024      $     4,052

*Including net undistributed
   (overdistributed) investment income of:     $        18       $        17          $        66      $        66

                                                                                        Short Duration
                                                  Real Return Fund                      Municipal Income Fund
                                                  ----------------------------------    ----------------------------------

Increase (Decrease)                                 Six Months Ended      Year Ended      Six Months Ended      Year Ended
in Net Assets from:                               September 30, 2001  March 31, 2001    September 30, 2001  March 31, 2001
                                                         (Unaudited)                           (Unaudited)
Operations:

Net investment income (loss)                        $     36,458       $     40,196        $         275     $         590
Net realized gain (loss)                                   6,675              7,571                   16                41
Net capital gain distributions
   received from underlying funds                              0                  0                    0                 0
Net change in unrealized appreciation
   (depreciation)                                          9,323             30,225                  113               182
Net increase (decrease) resulting
   from operations                                        52,456             77,992                  404               813
========================================            ============       ============         ============     =============

Distributions to Shareholders:

From net investment income
   Class D                                                (4,107)            (2,232)                   0                 0
   Other Classes                                         (35,496)           (38,065)                (267)             (573)
In excess of net investment income
   Class D                                                     0                  0                    0                 0
   Other Classes                                               0                  0                    0                 0
From net realized capital gains
   Class D                                                     0               (303)                   0                 0
   Other Classes                                               0             (4,906)                   0                 0
In excess of net realized capital gains
   Class D                                                     0                  0                    0                 0
   Other Classes                                               0                  0                    0                 0

Total Distributions                                      (39,603)           (45,506)                (267)             (573)
========================================            ============       ============         ============     =============

Fund Share Transactions:

Receipts for shares sold
   Class D                                               232,953             46,212                    0                 0
   Other Classes                                         938,623            671,659                2,519            13,744
Issued as reinvestment of distributions
   Class D                                                 3,553              2,445                    0                 0
   Other Classes                                          30,046             36,769                  254               575
Cost of shares redeemed
   Class D                                               (25,266)            (8,355)                   0                 0
   Other Classes                                        (148,000)          (151,955)              (2,000)          (11,638)

Net increase (decrease) resulting
   from Fund share transactions                        1,031,909            596,775                  773             2,681

Total Increase (Decrease) in
   Net Assets                                          1,044,762            629,261                  910             2,921
========================================            ============       ============         ============     =============

Net Assets:

Beginning of period                                      899,122            269,861               13,656            10,735
End of period *                                     $  1,943,884       $    899,122        $      14,566     $      13,656

*Including net undistributed
   (overdistributed) investment income of:          $         65       $      3,210        $          39     $          31

130 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes


Short-Term Fund         StocksPLUS Fund           Strategic Balanced Fund  Total Return Fund         Total Return Mortgage Fund
-------------------------------------------------------------------------------------------------------------------------------
Six Months   Year Ended Six Months    Year Ended  Six Months    Year Ended Six Months  Year Ended    Six Months      Year Ended
Ended                   Ended                     Ended                    Ended                     Ended
September    March 31,  September     March 31,   September     March 31,  September    March 31,    September   March 31, 2001
30,2001      2001       30,2001       2001        30,2001       2001       30,2001      2001         30,2001
(Unaudited)             (Unaudited)               (Unaudited)              (Unaudited)               (Unaudited)
$   21,711  $  43,519   $   (4,101)   $  (1,627)  $      1,165   $   5,108  $ 1,211,787  $ 2,324,651   $    818   $     1,027
     4,954        204      (33,600)    (179,612)         (586)      1,743      670,187    1,226,362        989            751
         0          0            0            0             0       1,770            0            0          0              0
      (961)     6,182      (53,081)    (108,609)       (3,158)    (15,730)     893,753      795,370        387            649
    25,704     49,905      (90,782)    (289,848)       (2,579)     (7,109)   2,775,727    4,346,383      2,194          2,427
======================= ========================  =======================  ========================  =========================

      (417)      (328)         (28)         (55)          (14)        (16)      (8,781)      (8,971)       (67)           (29)
   (21,295)   (43,171)      (9,927)     (24,078)         (970)     (4,218)  (1,198,673)  (2,257,780)      (750)          (998)
         0          0            0            0             0           0            0         (245)         0              0
         0          0            0            0             0           0            0      (61,757)         0              0
         0          0            0            0             0           0            0            0          0            (11)
         0          0            0            0             0           0            0            0          0           (352)
         0         (9)           0         (219)            0         (26)           0            0          0              0
         0     (1,052)           0      (88,496)            0      (4,424)           0            0          0              0
   (21,712)   (44,560)      (9,955)    (112,848)         (984)     (8,684)  (1,207,454)  (2,328,753)      (817)        (1,390)
=====================   =======================   =======================  ========================   =======================

    46,070      5,633          521          918           822         690      233,161      218,432      9,818          1,122
1 ,141,132    678,100       90,571      414,370         5,531      12,850    9,524,089   16,128,077     17,882         23,394
       384        319           27          263            14          41        8,533        9,094         65             38
    16,687     33,061        8,720       97,921           904       7,964      967,099    1,841,940        688          1,336
    (8,414)    (2,748)        (559)        (707)         (104)       (181)     (67,963)     (51,706)    (2,209)           (89)
  (377,985)  (777,538)    (135,776)    (593,381)       (4,463)    (86,065)  (6,337,015)  (9,194,347)    (6,710)        (5,907)
   817,874    (63,173)     (36,496)     (80,616)        2,704     (64,701)   4,327,904    8,951,490     19,534         19,894
   821,866    (57,828)    (137,233)    (483,312)         (859)    (80,494)   5,896,177   10,969,120     20,911         20,931
=====================   =======================   =======================  ========================   =======================

   651,173    709,001    1,015,483    1,498,795        74,504     154,998   42,505,393   31,536,273     25,068          4,137
$1,473,039  $ 651,173   $  878,250   $1,015,483   $    73,645   $  74,504  $48,401,570  $42,505,393   $ 45,979   $     25,068
$   (1,519) $  (1,518)  $  (40,594)  $  (26,538)  $       646   $     465  $   159,058  $   154,725   $    383   $        382

           See accompanying notes | 9.30.01 | PIMCO Funds Semi-Annual Report 131

PIMCO Statements of Cash Flows Class D

For the period ended September 30, 2001 (Unaudited)


                                                                                       Foreign            Real Return
Amounts in thousands                                                                   Bond Fund          Fund
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                                              $      161,966       $    1,121,207
Redemptions of Fund shares                                                              (102,039)            (169,365)
Cash distributions paid                                                                   (2,152)              (6,946)
Increase (decrease) from financing transactions                                         (133,696)              274,886
Net increase (decrease) from financing activities                                        (75,921)            1,219,782

Operating Activities
Purchases of long-term securities and foreign currency                                 (1,459,282)         (3,194,825)
Proceeds from sales of long-term securities and foreign currency                        1,520,011            1,847,785
Purchases of short-term securities (net)                                                 (21,723)              110,697
Net investment income                                                                      16,226               36,458
Change in other receivables/payables (net)                                                  2,635             (21,874)
Net increase (decrease) from operating activities                                          57,867          (1,221,759)
                                                                                  ===============      ==============
Net Decrease in Cash and Foreign Currency                                                (18,054)              (1,977)
                                                                                  ==============       ==============
Cash and Foreign Currency
Beginning of period                                                                        37,332                1,977
                                                                                  ---------------      ---------------
End of period                                                                     $        19,278      $             0
                                                                                  ===============      ===============

132 PIMCO Funds Semi-Annual Report | 9.30.01 | See accompanying notes

PIMCO Notes to Financial Statements Class D

September 30, 2001 (Unaudited)


1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Real Return II and Real Return Asset Funds had not commenced operations as of September 30, 2001. Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, and C Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.


Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the Funds changed accounting methods relating to the amortization of premiums and discounts by adopting the interest method. The Fund with significant adjustments to beginning balances for the cumulative effect is as follows (amount in thousands):

Emerging Markets Fund                 $ 161


Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible, StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of

                           9.30.01 | PIMCO Funds Semi-Annual Report 133

PIMCO Notes to Financial Statements Class D

September 30, 2001 (Unaudited)


changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible, StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.


134 PIMCO Funds Semi-Annual Report | 9.30.01

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.


Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.20% for the Short Duration Municipal Income Fund; 0.40% for the Convertible and StocksPLUS Funds; 0.45% for Emerging Markets Bond Fund; and 0.25% for all other Funds.

Administration Fee. Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. which also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term, and Total Return Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond Fund; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Class is charged at the annual rate of 0.18% for the Low Duration and Total Return Funds; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Moderate Duration, Money Market and Short-Term Funds; 0.24% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds; 0.30% for the Global Bond and Global Bond II Funds; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond, Money Market and Short-Term Funds; 0.45% for the Foreign Bond and Global Bond II Funds; 0.50% for the GNMA Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds.


                           9.30.01 | PIMCO Funds Semi-Annual Report 135

PIMCO Notes to Financial Statements Class D

September 30, 2001 (Unaudited)


Strategic Balanced Fund Fees. Effective September 29, 2000, the Strategic Balanced Fund changed investment objectives to a "fund of funds" and as such does not pay any fees to PIMCO under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.
The Fund pays administrative fees to PIMCO at an annual rate of 0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serve as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

   Pursuant to the Distribution and Serving Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sales of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, and D Classes. The Trust paid PFD distribution and servicing fees at effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):


                                                Allowable Rate
                                           -----------------------
                                           Distribution  Servicing
                                                Fee (%)     Fee(%)
------------------------------------------------------------------
Class A
All other Funds                                      --       0.25

Class B
All Funds                                          0.75       0.25

Class C
Foreign Bond, High Yield
Total Return and Total Return Mortgage             0.75       0.25
Funds

Municipal Bond, Real Return
Low Duration and StocksPLUS Funds                  0.50       0.25

Short-Term Fund                                    0.30       0.25

Class D
All Funds                                            --       0.25


PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2001, PFD received $11,542,450 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses; (vii) organization expense and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond, California Municipal Bond Fund and New York Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses causes the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basic points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):


                         Inst'l  Admn    Class Class Class Class D
                         Class   Class   A     B     C
------------------------------------------------------------------
Convertible Fund          0.65%   0.90%   1.05% 1.80% 1.80%  1.05%
Short Duration Municipal
   Income Fund            0.39%   0.64%     --    --    --   0.80%
California Intermediate
   Municipal Bond Fund    0.49%   0.75%   0.85%   --    --   0.85%
California Municipal
   Bond Fund              0.49%   0.74%   0.85%   --    --   0.85%
New York Municipal
   Bond Fund              0.49%   0.74%   0.89%   --    --   0.87%


PIMCO may be reimbursed for these waived amounts in the future periods.


136 PIMCO Funds Semi-Annual Report | 9.30.01

     Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2001 were as follows (amounts in thousands):


                           U.S. Government/Agency               All Other
                         --------------------------------------------------------
                          Purchases         Sales    Purchases              Sales
---------------------------------------------------------------------------------
California Intermediate
   Municipal Bond Fund  $        0    $       226   $   37,395    $       55,037
California Municipal
   Bond Fund                     0            113        8,148             5,463
Convertible Fund                 0              0       65,208            76,801
Emerging Markets
   Bond Fund                     0              0      363,119           357,349
Foreign Bond Fund         1,300,91    5 1,337,723      437,900           296,594
GNMA Fund                  125,967        108,042          700               298
High Yield Fund            146,328        180,389     1,458,24    0      919,149
Low Duration Fund       19,659,132     20,119,567      633,385           687,025
Municipal Bond Fund            565            395       78,534            49,058
New York Municipal
   Bond Fund                   113            113        5,765             4,526
Real Return Fund          3,048,28    7 1,672,504      182,851           102,025
Short Duration
   Municipal Bond Fund           0              0        9,414             8,249
Short-Term Fund            427,930        743,257      423,572           115,066
StocksPLUS Fund           2,721,80    3 2,928,618       90,431           221,079
Strategic Balanced Fund          0              0       16,122             8,452
Total Return Fund       127,013,16    125,305,486   10,074,991         8,274,677
Total Return
   Mortgage Fund           278,349        325,261       89,179             3,467

5. Federal Income Tax Matters

As of March 31, 2001, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

     Additionally, the California Intermediate Municipal Bond, Convertible, Foreign Bond, High Yield, Low Duration, Real Return, Short-Term, StocksPLUS and Total Return Funds realized capital losses and/or foreign currency losses during the period November 1, 2000 through March 31, 2001, which the Funds elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $75,517, $5,480,569, $7,607,826, $57,057,816, $11,492,366, $243,361,
$721,218, $214,462,097, $17,936,702, respectively.

     Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.


                                        Capital Loss Carryforwards
                           ------------------------------------------------
                           Realized Losses    Acquired Losses    Expiration
                           ------------------------------------------------
High Yield Fund           $    150,615,064    $            0     3/31/2009
High Yield Fund                 39,492,722                 0     3/31/2008
High Yield Fund                          0        48,559,227     3/31/2003

Low Duration Fund               36,222,381                 0     3/31/2008

Short-Term Fund                    326,974                 0     3/31/2009
Short-Term Fund                    412,413                 0     3/31/2008
Short-Term Fund                    109,956                 0     3/31/2007

StocksPLUS Fund                 86,222,244                 0     3/31/2009

Strategic Balanced Fund          1,711,676                 0     3/31/2009

Convertible Fund                 3,488,828                 0     3/31/2009
Losses


9.30.01 | PIMCO Funds Semi-Annual Report 137

September 30, 2001 (Unaudited)

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                             California Intermediate
                                               Municipal Bond Fund                     California Municipal Bond Fund
                                    ------------------------------------------    -------------------------------------------
                                       Period Ended           Year Ended            Period Ended      Period from 05/16/2000
                                        09/30/2001             03/31/2001             09/30/2001          to 03/31/2001
                                    Shares    Amount        Shares     Amount       Shares    Amount      Shares    Amount
-------------------------------     ------------------------------------------    -------------------------------------------
Receipts for shares sold
   Class D                              77    $      834        17    $    178           0   $      0          1   $      10
   Other Classes                     2,950        31,433    15,424     156,058         437      4,588      2,185      21,945
Issued as reinvestment of
distributions
   Class D                               1             7         0           2           0          0          0           1
   Other Classes                       193         2,049       408       4,237          24        247         79         810
Cost of shares redeemed
   Class D                              (3)          (31)       (1)        (12)          0          0          0           0
   Other Classes                    (5,014)      (53,298)   (5,687)    (58,411)       (261)    (2,748)    (1,042)    (10,700)

Net increase (decrease)
resulting from Fund share
  transactions                      (1,796)  $   (19,006)   10,161    $102,052         200   $  2,087      1,223   $  12,066
===============================     ==========================================    ===========================================

                                                  Convertible Fund
                                    ----------------------------------------------
                                       Period Ended           Year Ended
                                        09/30/2001             03/31/2001
                                    Shares     Amount        Shares       Amount
                                    ----------------------------------------------
Receipts for shares sold
   Class D                          $      0   $      0            0   $        0
   Other Classes                         694      8,032        8,226      113,053
Issued as reinvestment of
distributions
   Class D                                 0          0            0            1
   Other Classes                          37        392          644        8,646
Cost of shares redeemed
   Class D                                 0          0            0            0
   Other Classes                      (4,588)   (50,796)     (12,459)    (161,679)

Net increase (decrease)
resulting from Fund share
  transactions                        (3,857)  $(42,372)      (3,589)  $  (39,979)
===============================     ===============================================

                                                Low Duration Fund                                Municipal Bond Fund
                                    ----------------------------------------------    -------------------------------------------
                                       Period Ended           Year Ended                 Period Ended           Year Ended
                                        09/30/2001             03/31/2001                 09/30/2001             03/31/2001
                                     Shares     Amount       Shares    Amount          Shares     Amount       Shares    Amount
-------------------------------     ----------------------------------------------    -------------------------------------------
Receipts for shares sold
   Class D                            3,503  $    35,483       1,166   $    11,532        176  $  1,781          444    $  4,243
   Other Classes                    164,281    1,656,917     288,619     2,847,901      4,153    41,902        4,458      43,041
Issued as reinvestment of
distributions
   Class D                               70          708          94           930          5        49            3          33
   Other Classes                     12,316      124,180      25,011       247,021        144     1,468          192       1,851
Cost of shares redeemed
   Class D                             (483)      (4,879)       (563)       (5,571)       (53)     (540)        (422)     (4,028)
   Other Classes                   (138,026)  (1,390,862)   (262,275)   (2,586,732)    (1,747)  (17,572)      (2,229)    (21,456)

Net increase (decrease)
resulting from Fund share
   transactions                      41,661  $   421,547      52,052   $   515,081      2,678  $ 27,088        2,446    $ 23,684
===============================     ==============================================    ===========================================

                                           New York Municipal Bond Fund
                                    ------------------------------------------
                                       Period Ended           Year Ended
                                        09/30/2001             03/31/2001
                                    Shares      Amount      Shares     Amount
                                    ------------------------------------------
Receipts for shares sold
   Class D                              0     $     0           10   $   100
   Other Classes                      150       1,656           45       485
Issued as reinvestment of
distributions
   Class D                              0           2            0         1
   Other Classes                        8          88           17       172
Cost of shares redeemed
   Class D                              0           0            0         0
   Other Classes                      (75)       (840)          (1)      (11)

Net increase (decrease)
resulting from Fund share
  transactions                         83     $   906           71   $   747
===============================     ==========================================

                                               Strategic Balanced Fund                            Total Return Fund
                                   ----------------------------------------------    --------------------------------------------
                                      Period Ended           Year Ended                 Period Ended           Year Ended
                                       09/30/2001             03/31/2001                 09/30/2001             03/31/2001
                                   Shares    Amount        Shares     Amount         Shares     Amount        Shares     Amount
-------------------------------    ----------------------------------------------    ----------------------------------------------
Receipts for shares sold
   Class D                               77  $     822          59     $     690       22,063  $   233,161      21,251  $   218,432
   Other Classes                        519      5,531       1,093        12,850      903,513    9,524,089   1,579,234   16,128,071
Issued as reinvestment of
distributions
   Class D                                1         14           4            41          808        8,533         888        9,094
   Other Classes                         89        904         691         7,964       91,755      967,099     180,718    1,841,940
Cost of shares redeemed
   Class D                              (10)      (104)        (15)         (181)      (6,436)     (67,963)     (5,026)     (51,706)
   Other Classes                       (418)    (4,463)     (6,821)      (86,065)    (601,161)  (6,337,015)   (902,707)  (9,194,347)

Net increase (decrease)
resulting from Fund share
  transactions                          258  $   2,704      (4,989)    $ (64,701)     410,542  $ 4,327,904     874,358  $ 8,951,490
===============================     ==================   =======================   =======================   ======================
                                            Total Return Mortgage Fund
                                    --------------------------------------------
                                       Period Ended           Year Ended
                                        09/30/2001             03/31/2001
                                    Shares     Amount        Shares     Amount
-------------------------------     --------------------------------------------
Receipts for shares sold
   Class D                              924  $    9,818          108   $  1,122
   Other Classes                      1,703      17,882        2,331     23,394
Issued as reinvestment of
distributions
   Class D                                6          65            4         38
   Other Classes                         66         688          130      1,336
Cost of shares redeemed
   Class D                             (209)     (2,209)          (9)       (89)
   Other Classes                       (630)     (6,710)        (575)    (5,907)

Net increase (decrease)
resulting from Fund share
  transactions                        1,860  $   19,534        1,989   $ 19,894
===============================     ============================================

138 PIMCO Funds Semi-Annual Report | 9.30.01

           Emerging Markets Bond Fund                         Foreign Bond Fund
------------------------------------------------  --------------------------------------------
       Period Ended           Year Ended             Period Ended           Year Ended
        09/30/2001            03/31/2001              09/30/2001            03/31/2001
     Shares    Amount      Shares     Amount      Shares     Amount      Shares     Amount
------------------------------------------------  --------------------------------------------
        70  $     624            0   $       0       1,395   $  14,365      1,829  $  18,523
     4,511     39,264        4,706      39,107      14,367     147,932     24,700    249,638

         1          5            0           1          67         689        118      1,188
       350      3,042          769       6,408       1,321      13,566      3,864     38,972

       (12)      (107)           0           0        (364)     (3,751)      (364)    (3,687)
    (4,139)   (36,718)      (1,862)    (15,451)     (9,774)   (100,407)   (19,178)  (193,686)


       781  $   6,110        3,613   $  30,065       7,012   $  72,394     10,969  $ 110,948
================================================  ============================================

                     GNMA Fund                                 High Yield Fund
------------------------------------------------  --------------------------------------------
       Period Ended           Year Ended              Period Ended           Year Ended
        09/30/2001            03/31/2001              09/30/2001             03/31/2001
     Shares    Amount      Shares     Amount      Shares     Amount       Shares     Amount
------------------------------------------------  --------------------------------------------
       1     $      11           0   $      0         3,144  $   30,362     4,348   $   43,592
   3,081        32,904         909      9,077        94,136     909,621   149,244    1,495,450

       0             0           0          0           175       1,679       219        1,982
      33           345          53        530         8,547      81,984    18,676      186,848

       0             0           0          0        (1,357)    (13,027)   (3,552)     (35,803)
    (229)       (2,400)       (441)    (4,496)      (50,611)   (486,189) (211,435)  (2,094,049)


   2,886     $  30,860         521   $  5,111        54,034  $  524,430   (42,500)  $ (401,980)
================================================  ============================================

                                                                Short Duration
             Real Return Fund                                Municipal Income Fund
------------------------------------------------  -------------------------------------------
       Period Ended           Year Ended             Period Ended           Year Ended
        09/30/2001            03/31/2001              09/30/2001            03/31/2001
     Shares    Amount      Shares     Amount      Shares     Amount      Shares     Amount
------------------------------------------------  -------------------------------------------
    22,249  $  232,953       4,568  $    46,212          0  $       0         0   $       0
    89,666     938,623      66,677      671,659        248      2,519     1,361      13,744

       340       3,553         243        2,445          0          0         0           0
     2,875      30,046       3,652       36,769         25        254        57         575

    (2,416)    (25,266)       (830)      (8,355)         0          0         0           0
   (14,151)   (148,000)    (15,088)    (151,955)      (196)    (2,000)   (1,149)    (11,638)


    98,563  $1,031,909      59,222  $   596,775         77  $     773       269   $   2,681
================================================  ===========================================

                   Short-Term Fund                             StocksPLUS Fund
------------------------------------------------  -------------------------------------------
       Period Ended           Year Ended             Period Ended           Year Ended
        09/30/2001            03/31/2001              09/30/2001            03/31/2001
     Shares    Amount      Shares     Amount      Shares     Amount      Shares     Amount
------------------------------------------------  -------------------------------------------
      4,589  $   46,070       564    $   5,633           50   $    521         73   $    918
    113,702   1,141,132    67,956      678,100        8,676     90,571     32,223    414,370

         38         384        32          319            3         27         21        263
      1,663      16,687     3,312       33,061          817      8,720      7,992     97,921

       (838)     (8,414)     (275)      (2,748)         (52)      (559)       (55)      (707)
    (37,660)   (377,985)  (77,930)    (777,538)     (13,012)  (135,776)   (46,334)  (593,381)


    181,494  $  817,874    (6,341)   $ (63,173)      (3,518)  $(36,496)    (6,080)  $(80,616)
================================================  ===========================================

7. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                   Foreign Bond     Low Duration     StocksPLUS    Total Return
                                           Fund             Fund           Fund            Fund
                                   -------------------------------------------------------------
                                                              Premium
------------------------------------------------------------------------------------------------
Balance at 03/31/2001               $       696    $     1,822     $        756     $     35,755
Sales                                     3,492            645            1,752          196,798
Closing Buys                            (1,631)              0             (189)          (2,294)
Expirations                               (278)          (684)           (2,083)         (69,300)
Exercised                                     0              0                0                0
------------------------------------------------------------------------------------------------
Balance at 09/30/2001               $     2,279    $     1,783     $        236     $    160,959
================================================================================================

                                    9.30.01 | PIMCO Funds Semi-Annual Report 139

                     Pacific Investment Management Series



Manager Pacific Investment Management Company, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

Distributor          PIMCO Funds Distributors LLC, 2187 Atlantic Street,
                     Stamford, CT 06902

Custodian            State Street Bank & Trust Co., 801 Pennsylvania, Kansas
                     City, MO 64105

Shareholder          PFPC Global Fund Services, Inc., P.O. Box 9688, Providence,
Servicing Agent and  RI 02940-9688
Transfer Agent

Independent          PricewaterhouseCoopers LLP, One North Wacker Drive,
Accountant           Chicago, IL 60606

Legal Counsel        Dechert, 1775 Eye Street, Washington, DC 20006

For Account          For PIMCO Funds account information contact your financial
Information          advisor, or if you receive account statements directly from
                     PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time.

PIMCO Funds offers access to the specialized investment expertise of PIMCO Advisors L.P. (PIMCO). PIMCO manages over $280 billion and has a client list that includes more than half of the 100 largest U.S. corporations. The firm is a member of the Allianz Group, one of the world's leading financial services providers.

Stock Funds                             Bond Funds
-------------------------------------   ----------------------------------------

Growth                                  Short Duration
Growth Fund                             Short-Term Fund
Select Growth Fund                      Low Duration Fund
Target Fund
Opportunity Fund                        Intermediate Duration
                                        Total Return Fund
Blend                                   International
Growth & Income Fund                    Foreign Bond Fund
Capital Appreciation Fund               Emerging Markets Bond Fund
Mid-Cap Fund
                                        High Yield
Value                                   High Yield Fund
Equity Income Fund
Renaissance Fund                        Mortgage-Backed
Value Fund                              GNMA Fund
Small-Cap Value Fund                    Total Return Mortgage Fund

Enhanced Index                          Inflation-Indexed
Tax-Efficient Equity Fund               Real Return Fund
StocksPLUS Fund
                                        Convertible
International                           Convertible Fund
Select International Fund
                                        Tax-Exempt
Sector-Related                          CA Interm. Municipal Bond Fund
Innovation Fund                         CA Municipal Bond Fund
Global Innovation Fund                  Municipal Bond Fund
Healthcare Innovation Fund              NY Municipal Bond Fund
                                        Short Duration Municipal Bond Fund

Stock and Bond Funds
-------------------------------------
Strategic Balanced Fund











(C) 2001 PIMCO Funds Distributors, LLC

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. Although carefully verified, data is not guaranteed as to accuracy or completeness. PIMCO Funds can not be held responsible for any loss incurred by applying any information in this publication.

A Message to Our Shareholders

All of us at PIMCO Funds recognize that the past few months have been a period of tremendous anguish and uncertainty for Americans. It's also been a confusing time for investors. At times like these, it's important to remember that your financial advisor can be a valuable resource. We encourage you to work with him or her to keep current market conditions in perspective, and to make sure that your long-term goals remain the driving force behind your investment decisions.


PIMCO
FUNDS

                                                               [LOGO]PIMCO FUNDS

                                                PRIVATE ACCOUNT PORTFOLIO SERIES

                                                              SEMI-ANNUAL REPORT
                                                              September 30, 2001

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed Semi-Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

Contents
Chairman's Message ...........................................1
Financial Highlights ........................................12
Statements of Assets and Liabilities ........................14
Statements of Operations ....................................16
Statements of Changes in Net Assets .........................18
Statements of Cash Flows ....................................21
Notes to Financial Statements ...............................60

                                                          Fund       Schedule of
                                                          Summary    Investments
Short-Term Portfolio. ........................................2          22
U.S. Government Sector Portfolio .............................3          24
Investment Grade Corporate Portfolio .........................4          27
High Yield Portfolio .........................................5          32
Mortgage Portfolio ...........................................6          35
Asset-Backed Securities Portfolio ............................7          45
Real Return Portfolio ........................................8          47
International Portfolio ......................................9          49
Emerging Markets Portfolio ..................................10          56
Municipal Sector Portfolio ..................................11          58

Chairman's Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the Private Account Portfolio Series, the separate portfolios of the PIMCO Funds: Pacific Investment Management Series. During the Series' fiscal half year, assets grew by $0.8 billion to finish the six-month period ended September 30, 2001 at $11.1 billion.

The U.S. economy showed few signs of recovery even before the terrorist attacks against the U.S. on September 11. Major indicators pointed to continued retrenchment by debt-laden businesses and consumers after several years of over-indulgence. Investment spending and profits at U.S. companies were falling; unemployment and layoffs across a wide range of industries were on the rise; consumer confidence, long the bulwark of U.S. growth, fell to an eight-year low as consumers spent just enough to keep the economy from contracting.

The picture was no brighter outside the U.S. Growth in the Eurozone slowed to almost zero in the second quarter. Japan's economy shrank as business spending fell and exports plunged.

The attacks made these weaknesses more acute by heightening risk aversion among consumers, businesses and investors. Layoffs mounted, especially in the airline and aerospace industries, with more on the way. Already weak stock markets fell sharply, as did prices of corporate and emerging market bonds. Trading volume and liquidity in bond markets fell well below normal levels after the attacks, although they returned close to normal by period end.

Injections of liquidity by the Federal Reserve and rate cuts by central banks worldwide helped to bolster confidence in financial markets. In particular, bond markets rallied strongly. The Fed eased 1.50% over the six-month period and then another 0.50% just after the close of the period. In Japan, where interest rates are near zero, the central bank tried to boost the economy by intervening in currency markets to hold down the yen's value.

On the following pages you will find specific details as to each Portfolio's composition and total return investment performance including a discussion of those factors that affected investment performance. We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.

Sincerely,


/s/ Brent R. Harris


Brent R. Harris
Chairman of the Board
October 31, 2001


                                                  9.30.01 | Semi-Annual Report 1

PIMCO Short-Term Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with preservation of capital and daily liquidity.

DURATION:
0.3 years

TOTAL NET ASSETS:
$153.6 million

PORTFOLIO:
Primarily money market instruments and short duration fixed income securities.

FUND INCEPTION DATE:
4/20/2000

TOTAL RETURN INVESTMENT PERFORMANCE
For the period ended September 30, 2001

                                           6 Months   1 Year   Since Inception*
Short-Term Portfolio                         3.34%     7.21%        7.62%

Salomon 3-Month Treasury Bill Index          2.00%     5.05%          --

* Annualized

SECTOR BREAKDOWN*

   Corporate Bonds & Notes              44.4%
   Mortgage-Backed Securities           27.9%
   Asset-Backed Securities              12.8%
   U.S. Treasury Obligations             9.4%
   Other                                 5.5%

QUALITY BREAKDOWN*

   AAA                                  41.3%
    AA                                   1.6%
     A                                  33.6%
   BBB                                  23.5%

*% of Total investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception
                                    [CHART]

                                 Short-Term           Salomon 3-Month
                                 Portfolio          Treasury Bill Index
                                 ==========         ===================
04/30/2000                       5,000,000               5,000,000
05/31/2000                       5,025,000               5,024,500
06/30/2000                       5,065,135               5,048,115
07/31/2000                       5,100,450               5,072,346
08/31/2000                       5,140,809               5,097,453
09/30/2000                       5,186,575               5,122,941
10/31/2000                       5,212,251               5,149,785
11/30/2000                       5,248,198               5,176,049
12/31/2000                       5,285,949               5,203,482
01/31/2001                       5,301,760               5,230,541
02/28/2001                       5,343,921               5,253,032
03/31/2001                       5,380,874               5,276,144
04/30/2001                       5,402,038               5,296,405
05/31/2001                       5,428,493               5,316,002
06/30/2001                       5,436,106               5,333,067
07/31/2001                       5,490,631               5,349,599
08/31/2001                       5,528,798               5,365,861
09/30/2001                       5,560,614               5,381,423


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/2000, the first full month following the Portfolio's inception on 4/20/2000, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Portfolio's share price will fluctuate in response to market conditions.

PORTFOLIO INSIGHTS

 . The Short-Term Portfolio returned 3.34% for the six-month period ended
   September 30, 2001, outperforming the Salomon 3-Month Treasury Bill Index return of 2.00%.
 . An above benchmark duration early in the period helped performance as yields fell. PIMCO subsequently reduced duration as lower yields discounted economic weakness.
 . The use of Eurodollar futures was a strong positive as these yields fell significantly.
 . Mortgages added incremental yield to the Portfolio, though this benefit was partially offset by spread widening.
 . Short-maturity investment grade corporate holdings were slightly positive as relatively high yields offset falling prices.
 . Modest holdings of U.S. dollar-denominated emerging market bonds detracted from returns as credit premiums in these sectors widened.

2 Semi-Annual Report | 9.30.01

PIMCO U.S. Government Sector Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with prudent investment management.

DURATION:
10.9 years

TOTAL NET ASSETS:
$ 1.6 billion

PORTFOLIO:
Primarily U.S. Government securities.

FUND INCEPTION DATE:
1/31/2000

TOTAL RETURN INVESTMENT PERFORMANCE
For the period ended September 30, 2001

                                           6 Months   1 Year   Since Inception*
U.S. Government Sector Portfolio             6.06%    16.34%        17.71%

Salomon 3-Month Treasury Bill Index          2.00%     5.05%            -

Lehman Brothers Long-Term Government Index   4.87%    14.23%            -

* Annualized


SECTOR BREAKDOWN*

   U.S. Government Agencies             39.6%
   U.S. Treasury Obligations            27.8%
   Corporate Bonds & Notes              11.8%
   Mortgage-Backed Securities            8.1%
   Short-Term Instruments                5.1%
   Other                                 7.6%

QUALITY BREAKDOWN*

   AAA                                  85.3%
    AA                                   2.7%
     A                                  10.5%
   BBB                                   1.5%

*% of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                    [CHART]

                                             Salomon             Lehman Brothers
                 U.S. Gov. Sector     3-Month Treasury Bill      Long-Term Gov.
                     Portfolio                Index                   Index
                 ================     =====================      ===============
01/31/2000           5,000,000              5,000,000               5,000,000
02/29/2000           5,135,000              5,021,499               5,146,501
03/31/2000           5,330,522              5,045,100               5,313,765
04/30/2000           5,295,386              5,068,812               5,269,127
05/31/2000           5,290,367              5,093,649               5,246,995
06/30/2000           5,466,324              5,117,588               5,365,576
07/31/2000           5,537,250              5,142,153               5,456,790
08/31/2000           5,668,968              5,167,606               5,583,386
09/30/2000           5,638,655              5,193,444               5,523,085
10/31/2000           5,741,644              5,220,658               5,610,905
11/30/2000           5,896,128              5,247,283               5,787,085
12/31/2000           6,050,053              5,275,094               5,933,501
01/31/2001           6,098,844              5,302,525               5,948,927
02/28/2001           6,207,268              5,325,326               6,046,489
03/31/2001           6,185,103              5,348,756               6,015,654
04/30/2001           5,999,822              5,369,296               5,855,634
05/31/2001           6,032,519              5,389,162               5,863,248
06/30/2001           6,064,012              5,406,462               5,910,738
07/31/2001           6,329,832              5,423,222               6,130,619
08/31/2001           6,479,355              5,439,708               6,260,589
09/30/2001           6,559,965              5,455,484               6,308,796


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/31/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Long-Term Government Index, each an unmanaged market index.

PORTFOLIO INSIGHTS

 . The U.S. Government Sector Portfolio outperformed its benchmark for the six months ended September 30, 2001, returning 6.06% versus 4.87% for the Lehman Brothers Long-Term Government Index.
 . The Portfolio's above benchmark duration was negative for the first three months but was positive during the second three months. PIMCO moved duration below that of the benchmark during the second fiscal quarter as falling yields discounted economic weakness.
 . Exposure to short and intermediate maturities relative to the long duration
   Index was positive as the yield curve steepened amid Fed easing.
 . A mortgage emphasis was positive on a duration-adjusted basis; mortgages provided yield premiums near all-time spread differentials with minimal credit risk.
 . Falling real yields helped real return bonds outperform like-duration
   Treasuries, benefiting performance.

                                                  9.30.01 | Semi-Annual Report 3

PIMCO Investment Grade Corporate Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with prudent investment management.

DURATION:
5.3 years

TOTAL NET ASSETS:
$1.9 billion

PORTFOLIO:
Primarily corporate fixed income securities.

FUND INCEPTION DATE:
1/26/2000

TOTAL RETURN INVESTMENT PERFORMANCE
For the period ended September 30, 2001

                                           6 Months   1 Year   Since Inception*
Investment Grade Corporate Portfolio         6.74%    14.08%        12.36%

Salomon 3-Month Treasury Bill Index          2.00%     5.05%            -

Lehman Brothers Intermediate Credit Index    5.20%    12.95%            -

* Annualized


SECTOR BREAKDOWN*

   Corporate Bonds & Notes              77.3%
   Short-Term Instruments               11.2%
   Mortgage-Backed Securities            5.9%
   Other                                 5.6%

QUALITY BREAKDOWN*

   AAA                                  18.2%
    AA                                  13.1%
     A                                  30.7%
   BBB                                  36.5%
    BB                                   1.5%

*% of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                    [CHART]

                Investment Grade        Salomon 3-Month        Lehman Brothers
               Corporate Portfolio    Treasury Bill Index    Inter. Credit Index
               ===================    ===================    ===================
01/31/2000          5,000,000              5,000,000              5,000,000
02/29/2000          5,060,120              5,021,499              5,040,872
03/31/2000          5,115,509              5,045,100              5,083,626
04/30/2000          5,080,160              5,068,812              5,054,370
05/31/2000          5,090,260              5,093,649              5,052,015
06/30/2000          5,186,549              5,117,588              5,157,097
07/31/2000          5,227,630              5,142,153              5,204,542
08/31/2000          5,294,388              5,167,606              5,271,160
09/30/2000          5,341,134              5,193,444              5,322,291
10/31/2000          5,351,556              5,220,658              5,327,081
11/30/2000          5,424,508              5,247,283              5,390,473
12/31/2000          5,504,589              5,275,094              5,496,126
01/31/2001          5,606,525              5,302,525              5,612,644
02/28/2001          5,665,541              5,325,326              5,667,648
03/31/2001          5,708,401              5,348,756              5,714,123
04/30/2001          5,703,006              5,369,296              5,703,266
05/31/2001          5,751,565              5,389,162              5,746,611
06/30/2001          5,773,561              5,406,462              5,771,896
07/31/2001          5,932,115              5,423,222              5,906,958
08/31/2001          6,019,593              5,439,708              5,974,297
09/30/2001          6,093,290              5,455,484              6,011,338


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/26/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Intermediate Credit Index, each an unmanaged market index.

PORTFOLIO INSIGHTS

 . The Investment Grade Corporate Portfolio returned 6.74% for the semi-annual period ended September 30, 2001, compared with a 5.20% return for the Lehman Brothers Intermediate Credit Index.
 . An elevated duration was neutral for performance as yields on intermediate and longer maturities rose during the second quarter of the calendar year, but fell sharply in the third quarter as the economy weakened further.
 . A move toward overweighting BBB rated issues was positive as the lower quality tier of the corporate market outperformed.
 . Exposure to high quality Treasury and agency securities added to performance as the market experienced a flight to quality following the attacks on September 11th.
 . An emphasis on conservative sectors such as healthcare and environmental services was positive as these sectors benefited from limited sensitivity to a slowing economy.

4 Semi-Annual Report | 9.30.01

PIMCO High Yield Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with prudent investment management.

DURATION:
4.1 years

TOTAL NET ASSETS:
$158.6 million

PORTFOLIO:
Primarily higher yielding fixed income securities.

FUND INCEPTION DATE:
12/08/2000

TOTAL RETURN INVESTMENT PERFORMANCE
For the period ended September 30, 2001

                                              6 Months     Since Inception
High Yield Portfolio                           -8.30%          -6.39%

Salomon 3-Month Treasury Bill Index             2.00%              -

Lehman Brothers BB U.S. High Yield Index       -0.66%              -

SECTOR BREAKDOWN*

   Corporate Bonds & Notes              81.7%
   Asset-Backed Securities               7.5%
   Mortgage-Backed Securities            6.6%
   Other                                 4.2%

QUALITY BREAKDOWN*

   AAA                                   1.3%
    AA                                   0.5%
     A                                   2.2%
   BBB                                  22.4%
    BB                                  48.6%
     B                                  25.0%

*% of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                    [CHART]

                                                           Lehman Brothers
                High Yield          Salomon 3-Month          BB U.S. High
                 Portfolio        Treasury Bill Index        Yield Index
                ==========        ===================      ===============
12/31/2000       5,000,000             5,000,000              5,000,000
01/31/2001       5,252,838             5,026,001              5,184,000
02/28/2001       5,237,358             5,047,612              5,258,131
03/31/2001       5,010,239             5,069,821              5,276,010
04/30/2001       4,889,700             5,089,290              5,329,825
05/31/2001       4,894,941             5,108,120              5,407,107
06/30/2001       4,750,311             5,124,517              5,367,095
07/31/2001       4,820,089             5,140,403              5,452,968
08/31/2001       4,846,927             5,156,030              5,511,314
09/30/2001       4,594,269             5,170,983              5,241,260


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/2001, the first full month following the Portfolio's inception date on 12/08/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers BB U.S. High Yield Index, each an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. The investments made by the High Yield Portfolio may involve high risk and may have speculative characteristics.

PORTFOLIO INSIGHTS

 . The High Yield Portfolio returned -8.30% for the semi-annual period ended
   September 30, 2001, compared with a -0.66% return for the Lehman Brothers BB U.S. High Yield Index.
 . The Fund's exposure to B rated issues detracted from performance as B rated issues significantly underperformed BBs.
 . An overweight to the telecom sector was a negative as this sector significantly underperformed the broader market.
 . An underweight of cyclical companies such as retail and basic materials added to performance as the U.S economy continued to slow and consumer confidence declined.
 . Avoiding "fallen angels" such as Xerox and Lucent, detracted from performance as these issues rebounded sharply from distressed price levels.

                                                  9.30.01 | Semi-Annual Report 5

PIMCO Mortgage Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with prudent investment management.

DURATION:
2.1 years

TOTAL NET ASSETS:
$5.8 billion

PORTFOLIO:
Primarily mortgage-related fixed income securities.

FUND INCEPTION DATE:
1/31/2000

TOTAL RETURN INVESTMENT PERFORMANCE
For the period ended September 30, 2001

                                       6 Months     1 Year     Since Inception*
Mortgage Portfolio                       6.30%      14.27%          13.51%

Salomon 3-Month Treasury Bill Index      2.00%       5.05%              -

Lehman Brothers Mortgage Index           5.27%      12.34%              -

* Annualized


SECTOR BREAKDOWN*

   Mortgage-Backed Securities           67.8%
   Asset-Backed Securities              17.9%
   U.S. Treasury Obligations             7.3%
   Other                                 7.0%

QUALITY BREAKDOWN*

   AAA                                  85.1%
    AA                                   5.5%
     A                                   5.3%
   BBB                                   4.1%

*% of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                    [CHART]

                                               Salomon
                                          3-Month Treasury    Lehman Brothers
                    Mortgage Portfolio       Bill Index        Mortgage Index
                    ==================    ================    ===============
01/31/2000               5,000,000            5,000,000          5,000,000
02/29/2000               5,085,000            5,021,499          5,057,965
03/31/2000               5,160,295            5,045,100          5,113,285
04/30/2000               5,155,266            5,068,812          5,116,793
05/31/2000               5,150,236            5,093,649          5,119,150
06/30/2000               5,251,091            5,117,588          5,228,582
07/31/2000               5,286,605            5,142,153          5,262,165
08/31/2000               5,357,635            5,167,606          5,341,925
09/30/2000               5,403,807            5,193,444          5,397,302
10/31/2000               5,439,832            5,220,658          5,436,060
11/30/2000               5,537,616            5,247,283          5,517,832
12/31/2000               5,658,808            5,275,094          5,606,677
01/31/2001               5,723,113            5,302,525          5,693,970
02/28/2001               5,771,341            5,325,326          5,726,575
03/31/2001               5,808,778            5,348,756          5,759,813
04/30/2001               5,803,394            5,369,296          5,767,784
05/31/2001               5,857,229            5,389,162          5,806,064
06/30/2001               5,880,595            5,406,462          5,818,481
07/31/2001               6,016,973            5,423,222          5,921,774
08/31/2001               6,082,434            5,439,708          5,974,011
09/30/2001               6,174,761            5,455,484          6,063,506


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/31/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Mortgage Index, each an unmanaged market index.

PORTFOLIO INSIGHTS

 . The PIMCO Private Account Portfolio Series Mortgage Portfolio returned 6.30%
   for the six-month period ended September 30, 2001, outperforming the 2.00% return of the Salomon 3-Month Treasury Bill Index, and outperforming the 5.27% return of the Lehman Brothers Mortgage Index.
 . Year-to-date the Mortgage Portfolio has outperformed the 3-Month Treasury
   Bill Index by 5.70%, and the Mortgage Index by 0.97%.
 . The Portfolio's duration did not vary significantly versus the Mortgage
   Index, and therefore had limited effect on performance.
 . The broader-than-Index security selection helped increase performance. CMOs boosted returns by providing protections against increases in prepayment rates as well as providing low duration vehicles that augmented the yield of the Portfolio.
 . GNMA II ARMs also added to returns by providing attractive yields relative to their short durations.
 . Buying mortgages forward and investing the purchase amount at relatively high short-term rates added to the Portfolio's performance.

6 Semi-Annual Report | 9.30.01

PIMCO Asset-Backed Securities Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with prudent investment management.

DURATION:
3.1 years

TOTAL NET ASSETS:
$76.9 million

PORTFOLIO:
Primarily asset-backed securities.

FUND INCEPTION DATE:
10/31/2000

TOTAL RETURN INVESTMENT PERFORMANCE
For the period ended September 30, 2001

                                                   6 Months     Since Inception
Asset-Backed Securities Portfolio                    8.14%          16.34%

Salomon 3-Month Treasury Bill Index                  2.00%              -

Lehman Brothers Asset-Backed Securities Index        6.31%              -

SECTOR BREAKDOWN*

   Asset-Backed Securities              60.5%
   Mortgage-Backed Securities           27.1%
   U.S. Treasury Obligations            10.1%
   Other                                 2.3%

QUALITY BREAKDOWN*

   AAA                                  58.6%
    AA                                  16.3%
     A                                   9.6%
   BBB                                  15.5%

*% of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                    [CHART]

                                                                     Lehman Brothers
                      Asset-Backed          Salomon 3-Month      Asset-Backed Securities
                  Securities Portfolio    Treasury Bill Index             Index
                  ====================    ===================    =======================
10/31/2000             5,000,000               5,000,000                5,000,000
11/30/2000             5,130,000               5,025,500                5,071,500
12/31/2000             5,227,452               5,052,135                5,170,392
01/31/2001             5,283,063               5,078,407                5,256,221
02/28/2001             5,338,674               5,100,244                5,307,734
03/31/2001             5,379,080               5,122,684                5,341,703
04/30/2001             5,363,799               5,142,356                5,345,975
05/31/2001             5,419,831               5,161,382                5,382,329
06/30/2001             5,462,340               5,177,951                5,399,552
07/31/2001             5,622,693               5,194,002                5,505,923
08/31/2001             5,689,938               5,209,792                5,568,141
09/30/2001             5,816,771               5,224,901                5,678,946


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/2000, the first full month following the Portfolio's inception date on 10/31/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Asset-Backed Securities Index, each an unmanaged market index.

PORTFOLIO INSIGHTS

 . The PIMCO Private Account Portfolio Series Asset-Backed Securities (ABS)
   Portfolio returned 8.14% for the six-month period ended September 30, 2001, outperforming the 6.31% return of the Lehman Brothers ABS Index, and outperforming the 2.00% return of the Salomon 3-Month Treasury Bill Index.
 . Year-to-date the ABS Portfolio has outperformed the ABS Index by 1.43%, and has outperformed the 3-Month Treasury Bill Index by 7.85%.
 . The Portfolio's duration did not vary significantly versus the ABS Index, and therefore had limited effect on performance.
 . The Portfolio's focus on mortgage-related ABS helped boost performance, as the sector posted strong gains due to limited prepayment risk and additional yield.
 . The high quality focus of the Portfolio also helped performance.

                                                  9.30.01 | Semi-Annual Report 7

PIMCO Real Return Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with prudent investment management.

DURATION:
3.2 years

TOTAL NET ASSETS:
$360.0 million

PORTFOLIO:
Primarily inflation-indexed fixed income securities.

FUND INCEPTION DATE:
4/28/2000

TOTAL RETURN INVESTMENT PERFORMANCE
For the period ended September 30, 2001

                                             6 Months   1 Year  Since Inception*
Real Return Portfolio                          4.81%    14.48%       13.19%

Salomon 3-Month Treasury Bill Index            2.00%     5.05%           -

Lehman Brothers Global Real: U.S. TIPS Index   4.07%    13.20%           -

* Annualized


SECTOR BREAKDOWN*

   U.S. Treasury Obligations            87.4%
   Corporate Bonds & Notes               8.5%
   Other                                 4.1%

QUALITY BREAKDOWN*

   AAA                                  89.8%
    AA                                   2.1%
     A                                   6.3%
   BBB                                   1.8%

*% of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                    [CHART]

                     Real Return      Salomon 3-Month      Lehman Brothers Global Real:
                      Portfolio     Treasury Bill Index          U.S. TIPS Index
                     ===========    ===================    ============================
04/30/2000            5,000,000          5,000,000                  5,000,000
05/31/2000            4,990,000          5,024,500                  4,986,999
06/30/2000            5,070,080          5,048,115                  5,049,832
07/31/2000            5,110,239          5,072,346                  5,092,997
08/31/2000            5,160,437          5,097,453                  5,130,685
09/30/2000            5,210,932          5,122,941                  5,157,363
10/31/2000            5,277,151          5,149,785                  5,219,768
11/30/2000            5,358,651          5,176,049                  5,295,456
12/31/2000            5,398,355          5,203,482                  5,352,644
01/31/2001            5,524,020          5,230,541                  5,464,518
02/28/2001            5,644,449          5,253,032                  5,556,865
03/31/2001            5,691,545          5,276,144                  5,610,213
04/30/2001            5,733,549          5,296,405                  5,641,628
05/31/2001            5,817,557          5,316,002                  5,708,202
06/30/2001            5,815,792          5,333,067                  5,701,353
07/31/2001            5,911,657          5,349,599                  5,796,567
08/31/2001            5,916,983          5,365,861                  5,804,680
09/30/2001            5,965,514          5,381,423                  5,838,346


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/2000, the first full month following the Portfolio's inception on 4/28/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Global Real: U.S. TIPS Index, each an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 . For the six-month period ended September 30, 2001, the Portfolio returned
   4.81%, versus 4.07% for the Lehman Brothers Global Real: U.S. TIPS Index.
 . The real yield curve steepened as intermediate yields dropped by up to 0.40% while long-term yields dropped only marginally as Fed easing affected mostly shorter-term real yields.
 . Real yield decreases were smaller than conventional, or non-inflation-indexed, yield declines as falling investor inflation expectations benefited conventional yields more.
 . TIPS performance lagged conventional Treasuries as investors preferred
   Treasuries due to their high liquidity and quality. During periods of investor uncertainty, Treasuries normally outperform all other fixed income markets, including U.S. government-issued TIPS.
 . The inflation break-even yield, defined as the differential between a Treasury yield and a TIPS real yield, was 1.45% for 10-year maturities at September 30, 2001. As a point of reference, the 12-month CPI-U rate of change as of September 30, 2001 was 2.6%.
 . The effective duration of the Fund was 3.2 years at September 30, 2001 versus
   3.0 years for the Index.
 . The Fund had a weighted average credit quality of AAA at the end of September
   2001.
 . The Fund targeted a modest duration overweight during the half-year period, improving relative returns as real yields fell.
 . Overweighting intermediate-maturity real return bonds boosted performance due to intermediate real yields falling more than long-term real yields.
 . Cash-backing portfolios, consisting of high quality, short duration corporate and asset-backed securities, were combined with TIPS buy-forwards to improve portfolio yield.
 . Modest allocations from TIPS to conventional corporate bonds lowered relative performance as yield premiums increased for corporates during the period.
 . The average real yield of the U.S. TIPS index was 3.3% at September 30, 2001.
   CPI-U adjustments are then added to real yields to get inflation-adjusted yields.

8 Semi-Annual Report | 9.30.01

PIMCO International Portfolio

FUND CHARACTERISTICS

OBJECTIVE:
Maximum total return, consistent with prudent investment management.

DURATION:
11.6 years

TOTAL NET ASSETS:
$2.3 billion

PORTFOLIO:
Primarily non-U.S. fixed income securities.

FUND INCEPTION DATE:
12/13/1989

TOTAL RETURN INVESTMENT PERFORMANCE
For the period ended September 30, 2001

                                         6 Months    1 Year    3 Years*    5 Years*    10 Years*    Since Inception*
International Portfolio                    5.26%     13.49%     5.65%        7.65%       8.21%            8.40%

Salomon 3-Month Treasury Bill Index        2.00%      5.05%     5.10%        5.15%       4.75%               -

J.P. Morgan Non-U.S. Index (Hedged)        2.57%      9.41%     6.13%        8.97%       8.71%               -

* Annualized


COUNTRY ALLOCATION*

   Germany                              51.2%
   United States                        20.1%
   Short-Term Instruments                8.3%
   Italy                                 6.9%
   Other                                13.5%

QUALITY BREAKDOWN*

   AAA                                  78.6%
    AA                                  10.4%
     A                                   8.9%
   BBB                                   2.1%

*% of Total Investments as of September 30, 2001


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001

$5,000,000 invested at inception

                                    [CHART]

                                                                  J.P. Morgan
                   International          Salomon 3-Month        Non-U.S. Index
                     Portfolio          Treasury Bill Index         (Hedged)
                   =============        ===================      ==============
12/31/1989           5,000,000               5,000,000             5,000,000
01/31/1990           4,944,945               5,033,000             4,894,002
02/28/1990           4,859,860               5,063,192             4,822,549
03/31/1990           4,924,925               5,097,117             4,826,888
04/30/1990           4,894,711               5,130,239             4,824,957
05/31/1990           4,980,318               5,165,123             4,945,583
06/30/1990           5,060,889               5,198,699             4,971,299
07/31/1990           5,189,338               5,233,007             4,995,162
08/31/1990           5,101,993               5,267,019             4,923,731
09/30/1990           5,096,855               5,299,147             4,900,097
10/31/1990           5,191,047               5,332,008             5,035,831
11/30/1990           5,295,705               5,363,473             5,113,886
12/31/1990           5,353,791               5,398,336             5,164,511
01/31/1991           5,461,621               5,429,107             5,262,640
02/28/1991           5,537,103               5,455,710             5,343,157
03/31/1991           5,493,971               5,484,079             5,351,704
04/30/1991           5,571,350               5,510,402             5,390,773
05/31/1991           5,598,986               5,536,853             5,432,283
06/30/1991           5,576,878               5,562,322             5,392,084
07/31/1991           5,627,372               5,589,022             5,422,820
08/31/1991           5,756,415               5,615,290             5,504,703
09/30/1991           5,868,626               5,639,998             5,585,071
10/31/1991           5,919,955               5,664,813             5,629,192
11/30/1991           5,937,064               5,687,473             5,634,259
12/31/1991           6,117,563               5,708,517             5,727,223
01/31/1992           6,123,555               5,728,497             5,781,061
02/29/1992           6,153,514               5,746,254             5,800,139
03/31/1992           6,096,592               5,765,791             5,758,379
04/30/1992           6,127,014               5,784,243             5,783,140
05/31/1992           6,212,196               5,803,330             5,836,343
06/30/1992           6,193,943               5,820,740             5,828,173
07/31/1992           6,193,943               5,838,203             5,809,522
08/31/1992           6,193,943               5,854,550             5,810,685
09/30/1992           6,298,508               5,869,185             5,890,873
10/31/1992           6,465,397               5,883,857             6,010,455
11/30/1992           6,465,397               5,898,566             6,001,441
12/31/1992           6,545,751               5,914,493             6,069,258
01/31/1993           6,570,432               5,930,462             6,124,490
02/28/1993           6,704,914               5,944,102             6,235,345
03/31/1993           6,743,338               5,958,963             6,239,086
04/30/1993           6,717,722               5,973,263             6,239,709
05/31/1993           6,763,200               5,988,197             6,274,653
06/30/1993           6,912,627               6,003,167             6,402,655
07/31/1993           6,997,086               6,018,776             6,474,365
08/31/1993           7,128,240               6,034,425             6,609,031
09/30/1993           7,141,356               6,049,511             6,637,449
10/31/1993           7,252,837               6,065,240             6,725,728
11/30/1993           7,292,542               6,080,402             6,772,807
12/31/1993           7,480,184               6,096,212             6,913,004
01/31/1994           7,466,522               6,112,061             6,878,440
02/28/1994           7,271,176               6,126,730             6,723,674
03/31/1994           7,184,356               6,143,884             6,662,489
04/30/1994           7,133,711               6,162,315             6,615,184
05/31/1994           6,943,674               6,182,650             6,541,754
06/30/1994           6,768,255               6,203,672             6,475,028
07/31/1994           6,804,801               6,226,004             6,517,762
08/31/1994           6,723,527               6,249,040             6,455,193
09/30/1994           6,686,585               6,272,161             6,461,002
10/31/1994           6,716,139               6,297,877             6,486,200
11/30/1994           6,775,247               6,324,328             6,577,654
12/31/1994           6,768,742               6,353,419             6,562,527
01/31/1995           6,845,010               6,382,645             6,634,060
02/28/1995           6,940,344               6,410,729             6,719,640
03/31/1995           7,092,879               6,442,142             6,856,718
04/30/1995           7,226,348               6,473,064             6,965,740
05/31/1995           7,283,548               6,504,783             7,194,219
06/30/1995           7,216,814               6,535,355             7,170,476
07/31/1995           7,359,816               6,566,724             7,260,826
08/31/1995           7,512,351               6,597,588             7,323,992
09/30/1995           7,579,085               6,627,277             7,439,711
10/31/1995           7,741,153               6,657,763             7,523,038
11/30/1995           8,028,929               6,687,056             7,687,792
12/31/1995           8,172,816               6,717,817             7,759,288
01/31/1996           8,323,303               6,748,047             7,853,176
02/29/1996           8,071,081               6,775,714             7,760,509
03/31/1996           8,162,452               6,804,172             7,824,921
04/30/1996           8,314,737               6,832,069             7,918,820
05/31/1996           8,294,432               6,861,446             7,972,668
06/30/1996           8,406,606               6,890,266             8,038,841
07/31/1996           8,518,966               6,919,893             8,099,132
08/31/1996           8,682,399               6,950,341             8,206,850
09/30/1996           8,938,478               6,980,228             8,381,658
10/31/1996           9,277,524               7,010,940             8,519,953
11/30/1996           9,585,748               7,040,387             8,690,353
12/31/1996           9,541,698               7,070,659             8,702,521
01/31/1997           9,589,950               7,101,064             8,811,304
02/28/1997           9,650,264               7,128,758             8,867,695
03/31/1997           9,456,645               7,160,124             8,820,698
04/30/1997           9,529,482               7,190,913             8,915,963
05/31/1997           9,711,574               7,222,552             8,962,325
06/30/1997           9,917,871               7,252,888             9,114,683
07/31/1997          10,149,939               7,284,075             9,259,609
08/31/1997          10,027,798               7,315,396             9,270,720
09/30/1997          10,224,042               7,346,122             9,434,811
10/31/1997          10,088,868               7,378,443             9,495,192
11/30/1997          10,150,311               7,409,434             9,563,560
12/31/1997          10,134,127               7,441,296             9,687,886
01/31/1998          10,367,431               7,474,038             9,816,715
02/28/1998          10,323,686               7,503,933             9,904,106
03/31/1998          10,542,817               7,536,951             9,992,250
04/30/1998          10,601,551               7,568,601            10,043,212
05/31/1998          10,807,121               7,601,151            10,180,804
06/30/1998          10,940,178               7,632,316            10,224,581
07/31/1998          10,940,178               7,664,371            10,319,668
08/31/1998          10,688,849               7,697,328            10,522,966
09/30/1998          10,956,920               7,728,887            10,772,362
10/31/1998          10,778,275               7,759,803            10,756,203
11/30/1998          10,867,598               7,788,514            10,872,370
12/31/1998          11,270,457               7,817,332            10,859,322
01/31/1999          11,396,384               7,846,256            10,993,977
02/28/1999          11,097,307               7,872,934            10,920,319
03/31/1999          11,144,530               7,902,850            11,050,270
04/30/1999          11,160,271               7,932,091            11,190,608
05/31/1999          10,939,899               7,962,233            11,144,727
06/30/1999          10,924,617               7,991,692            10,971,984
07/31/1999          10,908,762               8,022,861            10,943,457
08/31/1999          10,861,194               8,054,953            10,963,155
09/30/1999          10,988,621               8,086,366            11,004,817
10/31/1999          10,972,649               8,119,521            11,031,228
11/30/1999          10,924,733               8,151,998            11,095,206
12/31/1999          11,003,998               8,187,053            11,128,492
01/31/2000          10,938,693               8,223,076            11,129,607
02/29/2000          10,922,366               8,258,434            11,211,964
03/31/2000          11,069,547               8,297,248            11,375,657
04/30/2000          11,020,203               8,336,244            11,437,085
05/31/2000          11,135,340               8,377,092            11,528,579
06/30/2000          11,250,597               8,416,463            11,583,916
07/31/2000          11,300,305               8,456,863            11,667,320
08/31/2000          11,300,305               8,498,723            11,669,652
09/30/2000          11,383,888               8,541,217            11,770,012
10/31/2000          11,400,579               8,585,973            11,865,348
11/30/2000          11,617,574               8,629,761            12,075,364
12/31/2000          11,843,083               8,675,499            12,209,400
01/31/2001          12,033,264               8,720,613            12,354,192
02/28/2001          12,119,709               8,758,111            12,460,339
03/31/2001          12,274,582               8,796,646            12,554,379
04/30/2001          11,752,260               8,830,426            12,469,309
05/31/2001          11,543,331               8,863,098            12,534,149
06/30/2001          11,583,758               8,891,549            12,603,088
07/31/2001          12,164,706               8,919,113            12,717,775
08/31/2001          12,534,401               8,946,226            12,824,606
09/30/2001          12,919,899               8,972,171            12,877,187


*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1990, the first full month following the Portfolio's inception date on 12/13/1989, compared to the Salomon 3-Month Treasury Bill Index and the J.P. Morgan Non-U.S. Index (Hedged), each an unmanaged market index. Foreign investing involves potentially higher risks including currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 . For the six-month period ended September 30, 2001, the International
   Portfolio posted a return of 5.26%, outperforming the 2.00% return of the Salomon 3-Month Treasury Bill Index.
 . A focus on European bonds added to returns as yields fell amid a slowdown in global growth.
 . A focus on the short end of yield curves in Europe and the U.K. added to returns as short maturity yields fell the most on expectations of further central bank rate cuts.
 . An overweight in the euro was positive. The euro rallied as markets anticipated a weaker U.S. economy and reduced flows of capital from the Eurozone to the U.S.

                                                  9.30.01 | Semi-Annual Report 9

PIMCO Emerging Markets Portfolio

FUND CHARACTERISTICS

OBJECTIVE:                                DURATION:           TOTAL NET ASSETS:
Maximum total return, consistent with     5.1 years           $304.6 million
prudent investment management.
                                          FUND INCEPTION DATE:
PORTFOLIO:                                4/03/1998
Primarily emerging market fixed
income securities.


TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                               6 Months     1 Year    3 Years*     Since Inception*
Emerging Markets Portfolio                       4.63%      11.73%     14.35%            8.97%

Salomon 3-Month Treasury Bill Index              2.00%       5.05%      5.10%               -

J.P. Morgan Emerging Markets Index Plus         -1.91%       1.79%     17.03%               -

* Annualized

COUNTRY ALLOCATION*

Mexico             13.3%
South Korea        13.2%
Poland             12.8%
Bulgaria           10.3%
Brazil              9.1%
Panama              8.1%
Peru                5.2%
Short_Term
Instruments         5.0%
Other              23.0%

QUALITY BREAKDOWN*


AAA                 4.1%
AA                  0.7%
BBB                51.4%
BB                 33.3%
B                  10.5%

*% of Total Investments as of September 30, 2001

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001
$5,000,000 invested at inception

                                                    Salomon 3-Month       J.P. Morgan Emerging Markets
   Month        Emerging Markets Portfolio        Treasury Bill Index              Index Plus
04/30/1998        5       5,000,000                     5,000,000                   5,000,000
05/31/1998               4,944,400                     5,021,503                   4,829,347
06/30/1998               4,891,710                     5,042,092                   4,689,782
07/31/1998               5,001,037                     5,063,268                   4,722,141
08/31/1998               4,265,043                     5,085,040                   3,364,998
09/30/1998               4,536,231                     5,105,889                   3,694,095
10/31/1998               4,749,812                     5,126,313                   3,933,103
11/30/1998               5,137,475                     5,145,280                   4,164,761
12/31/1998               5,122,302                     5,164,318                   4,060,642
01/31/1999               5,110,595                     5,183,426                   3,909,994
02/28/1999               5,142,926                     5,201,049                   3,966,297
03/31/1999               5,296,664                     5,220,813                   4,266,545
04/30/1999               5,438,686                     5,240,131                   4,557,951
05/31/1999               5,274,822                     5,260,043                   4,298,148
06/30/1999               5,334,460                     5,279,504                   4,490,275
07/31/1999               5,345,462                     5,300,095                   4,397,324
08/31/1999               5,349,303                     5,321,296                   4,391,169
09/30/1999               5,457,620                     5,342,048                   4,544,422
10/31/1999               5,547,013                     5,363,951                   4,719,835
11/30/1999               5,655,067                     5,385,406                   4,853,406
12/31/1999               5,752,317                     5,408,564                   5,115,975
01/31/2000               5,696,409                     5,432,362                   5,014,681
02/29/2000               5,851,645                     5,455,720                   5,337,625
03/31/2000               5,876,326                     5,481,362                   5,505,758
04/30/2000               5,786,748                     5,507,124                   5,400,599
05/31/2000               5,655,366                     5,534,108                   5,262,883
06/30/2000               5,882,949                     5,560,118                   5,529,709
07/31/2000               6,004,247                     5,586,807                   5,696,708
08/31/2000               6,180,129                     5,614,461                   5,897,800
09/30/2000               6,069,929                     5,642,534                   5,817,591
10/31/2000               5,970,828                     5,672,101                   5,686,694
11/30/2000               6,032,766                     5,701,028                   5,657,693
12/31/2000               6,281,231                     5,731,244                   5,917,379
01/31/2001               6,430,168                     5,761,047                   6,219,564
02/28/2001               6,443,119                     5,785,819                   6,120,842
03/31/2001               6,482,300                     5,811,276                   6,037,058
04/30/2001               6,443,053                     5,833,592                   6,001,427
05/31/2001               6,560,794                     5,855,176                   6,149,664
06/30/2001               6,751,888                     5,873,972                   6,244,367
07/31/2001               6,838,451                     5,892,181                   5,857,218
08/31/2001               6,911,696                     5,910,093                   6,146,670
09/30/2001               6,782,173                     5,927,232                   5,921,542

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/1998, the first full month following the Portfolio's inception date on 4/03/1998, compared to the Salomon 3-Month Treasury Bill Index and the J.P. Morgan Emerging Markets Index Plus, each an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty.Investing in emerging market securities imposes even greater risks including smaller capitalization of securities markets, which can experience illiquidity, price volatility, foreign restrictions, and repatriation of investment income and capital.

PORTFOLIO INSIGHTS

 .  The Emerging Markets Portfolio outperformed the benchmark J.P. Morgan
   Emerging Markets Index Plus over the six-month period ended September 30, 2001, returning 4.63% versus -1.91% for the Index.
 . Continued focus on countries with strong fundamentals offset the impact of heightened market volatility due to isolated crisis situations and the fluid international environment.
 . Our outright avoidance of Argentina added substantially to both absolute and relative returns as this segment of the Index returned -25% over the semi-annual period.
 . Overweight positions in other Latin American countries such as Mexico, Panama and Peru added to relative returns on continued improvement in economic fundamentals.
 .  An overweight in Brazil detracted from relative returns due to a spill-over from the on-going problems facing Argentina.
 .  An allocation to Russia added to returns amid continued progress on Paris
   Club repayments and growing levels of international reserves.
 .  An underweight in the Philippines was positive due to the continued political uncertainty in the region and heavy reliance on external sources of funding.
 .  Overweight positions in Eastern Europe were positive as the ongoing trend in trade barrier reduction aided these economies.
 . Holdings of high quality, off-Index countries and relative value strategies added to returns for the period.

10 Semi-Annual Report | 9.30.01

PIMCO Municipal Sector Portfolio

FUND CHARACTERISTICS

OBJECTIVE:                                DURATION:           TOTAL NET ASSETS:
Maximum total return, consistent with     7.0 years           $119.7 million
prudent investment management.
                                          FUND INCEPTION DATE:
PORTFOLIO:                                8/21/2000
Primarily municipal securities.




TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2001

                                                   6 Months     1 Year    Since Inception*
Municipal Sector Portfolio                           4.11%      15.28%        12.95%

Salomon 3-Month Treasury Bill Index                  2.00%       5.05%            -

Lehman Brothers General Municipal Bond Index         3.48%      10.41%            -

* Annualized

SECTOR BREAKDOWN*

Municipal Bonds & Notes                              97.2%
Other                                                 2.8%

QUALITY BREAKDOWN*

AAA                                                  79.2%
 AA                                                  13.9%
BBB                                                   6.9%

*% of Total Investments as of September 30, 2001

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2001
$5,000,000 invested at inception

                              Municipal                     Salomon
                                Sector               3-Month Treasury Bill       Lehman Brothers General
  Month                       Portfolio                      Index                 Municipal Bond Index
08/31/2000                    5,000,000                    5,000,000                    5,000,000
09/30/2000                    4,959,960                    5,025,000                    4,974,002
10/31/2000                    5,015,015                    5,051,331                    5,028,218
11/30/2000                    5,075,075                    5,077,093                    5,066,432
12/31/2000                    5,324,825                    5,104,002                    5,191,571
01/31/2001                    5,365,356                    5,130,543                    5,242,970
02/28/2001                    5,400,821                    5,152,604                    5,259,747
03/31/2001                    5,491,989                    5,175,275                    5,307,084
04/30/2001                    5,400,625                    5,195,148                    5,249,767
05/31/2001                    5,537,671                    5,214,370                    5,306,465
06/30/2001                    5,626,381                    5,231,109                    5,342,020
07/31/2001                    5,708,518                    5,247,325                    5,421,082
08/31/2001                    5,831,724                    5,263,277                    5,510,529
09/30/2001                    5,717,714                    5,278,541                    5,491,792

*Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 9/01/2000, the first full month following the Portfolio's inception date on 8/21/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers General Municipal Bond Index, each an unmanaged market index.

PORTFOLIO INSIGHTS

 .  The Municipal Sector Portfolio returned 4.11% for the six-month period ended
   September 30, 2001 versus 3.48% for the Lehman Brothers General Municipal Bond Index.
 . Municipal returns generally lagged those of taxable debt sectors as high quality Treasuries and agencies had greater total returns due to minimal credit exposure and strong liquidity.
 . The benchmark AAA general obligation curve steepened significantly over the half-year period as the 1-to 30-year yield differential rose by nearly 0.90% to 2.94%. Fed easing affected shorter-term yields more as investors displayed resistance to lower long-term yields.
 .  The Portfolio's option-adjusted duration was 7.0 years at September 30, 2001 in contrast to the benchmark's duration of 7.7 years.
 .  The Portfolio maintained an above-benchmark duration throughout most of the half-year period, improving returns as municipal yields fell generally.
 .  Overweighting long maturity bonds lowered relative performance as longer-
   maturity yields decreased less than intermediate-maturity yields.
 .  Maintaining a high AA average credit quality assisted performance as lower tier credit premiums increased.
 .  Overweighting higher quality revenue bonds improved the Portfolio's yield relative to the benchmark.
 .  Transportation issues, especially airport bonds, lowered relative returns after the Attack of September 11.
 . Hedging costs designed to lower the Portfolio's overall interest rate sensitivity detracted from returns.

                                                 9.30.01 | Semi-Annual Report 11

Financial Highlights

                                                         Net Asset                      Net Realized/     Total          Dividends
                                                         Value                          Unrealized        Income from    from Net
                                                         Beginning    Net Investment    Gain (Loss) on    Investment     Investment
Selected Per Share Data for the Year or Period Ended:    of Period    Income (Loss)     Investments       Operations     Income
Short-Term Portfolio
   09/30/2001 *                                          $   10.17    $   0.31 (a)      $   0.02 (a)      $   0.33       $  (0.45)
   04/20/2000 - 03/31/2001                                   10.00        0.65 (a)          0.10 (a)          0.75          (0.57)

U.S. Government Sector Portfolio
   09/30/2001 *                                          $   11.35    $   0.38 (a)      $   0.30 (a)      $   0.68       $  (0.34)
   03/31/2001                                                10.62        0.69 (a)          0.96 (a)          1.65          (0.54)
   01/31/2000 - 03/31/2000                                   10.00        0.12 (a)          0.54 (a)          0.66          (0.04)

Investment Grade Corporate Portfolio
   09/30/2001 *                                          $   10.58    $   0.33 (a)      $   0.38 (a)      $   0.71       $  (0.27)
   03/31/2001                                                10.13        0.78 (a)          0.36 (a)          1.14          (0.68)
   01/26/2000 - 03/31/2000                                   10.00        0.14 (a)          0.07 (a)          0.21          (0.08)

High Yield Portfolio
   09/30/2001 *                                          $    9.56    $   0.43 (a)      $  (1.21)(a)      $  (0.78)      $  (0.40)
   12/08/2000 - 03/31/2001                                    9.57        0.30 (a)         (0.10)(a)          0.20          (0.21)

Mortgage Portfolio
   09/30/2001 *                                          $   10.79    $   0.36 (a)      $   0.31 (a)      $   0.67       $  (0.28)
   03/31/2001                                                10.26        0.82 (a)          0.43 (a)          1.25          (0.64)
   01/31/2000 - 03/31/2000                                   10.00        0.12 (a)          0.20 (a)          0.32          (0.06)

Asset-Backed Securities Portfolio
   09/30/2001 *                                          $   10.56    $   0.36 (a)      $   0.49 (a)      $   0.85       $  (0.32)
   10/31/2000 - 03/31/2001                                   10.00        0.32 (a)          0.43 (a)          0.75          (0.19)

Real Return Portfolio
   09/30/2001 *                                          $   10.84    $   0.35 (a)      $   0.17 (a)      $   0.52       $  (0.32)
   04/28/2000 - 03/31/2001                                   10.00        0.69 (a)          0.66 (a)          1.35          (0.48)

International Portfolio
   09/30/2001 *                                          $    7.05    $   0.16 (a)      $   0.20 (a)      $   0.36       $  (0.19)
   03/31/2001                                                 6.73        0.42 (a)          0.29 (a)          0.71          (0.32)
   03/31/2000                                                 7.08        0.39 (a)         (0.44)(a)         (0.05)         (0.30)
   03/31/1999                                                 7.18        0.29 (a)          0.11 (a)          0.40          (0.30)
   03/31/1998                                                 7.79        0.64 (a)          0.19 (a)          0.83          (0.25)
   03/31/1997                                                 8.04        0.84              0.42              1.26          (0.50)

Emerging Markets Portfolio
   09/30/2001 *                                          $    9.91    $   0.43 (a)      $   0.03          $   0.46       $  (0.43)
   03/31/2001                                                 9.84        0.49 (a)          0.47 (a)          0.96          (0.84)
   03/31/2000                                                 9.63        0.80 (a)          0.21 (a)          1.01          (0.80)
   04/03/1998 - 03/31/1999                                   10.00        0.87 (a)         (0.39)(a)          0.48          (0.85)

Municipal Sector Portfolio
   09/30/2001 *                                          $   10.82    $   0.29 (a)      $   0.15 (a)      $   0.44       $  (0.23)
   08/21/2000 - 03/31/2001                                   10.00        0.26 (a)          0.73 (a)          0.99          (0.17)

*  Unaudited
+  Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.12%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.07%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.10%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.09%.

12 Semi-Annual Report | 9.30.01

Dividends in     Distributions    Distributions
Excess of Net    from Net         in Excess of Net                     Net Asset                                        Ratio of
Investment       Realized         Realized Capital    Total            Value End                    Net Assets End      Expenses to
Income           Capital Gains    Gains               Distributions    of Period    Total Return    of Period (000s)    Average Net
$   0.00         $   0.00         $   0.00            $  (0.45)        $   10.05         3.34%      $  153,569           1.44%+(b)
    0.00            (0.01)            0.00               (0.58)            10.17         7.62          191,299           1.58+(b)(g)



$   0.00         $   0.00         $   0.00            $  (0.34)        $   11.69         6.06%      $1,565,844           0.05%+(b)
    0.00            (0.38)            0.00               (0.92)            11.35        16.03        1,257,236           0.11 (b)
    0.00             0.00             0.00               (0.04)            10.62         6.61          311,652           0.05+(f)



$   0.00         $   0.00         $   0.00            $  (0.27)        $   11.02         6.74%      $1,923,763           0.05%+
    0.00            (0.01)            0.00               (0.69)            10.58        11.59          999,641           0.11 (b)
    0.00             0.00             0.00               (0.08)            10.13         2.11          316,279           0.05+(e)



$   0.00         $   0.00         $   0.00            $  (0.40)        $    8.38        (8.30)%     $  158,566           0.05%+(b)
    0.00             0.00             0.00               (0.21)             9.56         2.09          212,247           0.05+(h)



$   0.00         $   0.00         $   0.00            $  (0.28)        $   11.18         6.30%      $5,790,525           0.40%+(b)
    0.00            (0.08)            0.00               (0.72)            10.79        12.57        3,477,278           0.87 (b)
    0.00             0.00             0.00               (0.06)            10.26         3.21          985,563           0.05+(d)



$   0.00         $   0.00         $   0.00            $  (0.32)        $   11.09         8.14%      $   76,929           0.05%+
    0.00             0.00             0.00               (0.19)            10.56         7.58           53,822           0.05+(i)



$   0.00         $   0.00         $   0.00            $  (0.32)        $   11.04         4.81%      $  360,048           0.05%+
    0.00            (0.03)            0.00               (0.51)            10.84        13.83          208,832           0.09+(j)



$   0.00         $   0.00         $   0.00            $  (0.19)        $    7.22         5.26%      $2,340,831           0.12%+
    0.00            (0.07)            0.00               (0.39)             7.05        10.89        3,588,537           0.13 (c)
    0.00             0.00             0.00               (0.30)             6.73        (0.67)       1,142,215           0.50
    0.00             0.00            (0.20)              (0.50)             7.08         5.71          720,025           0.50
    0.00            (0.24)           (0.95)              (1.44)             7.18        11.49          730,622           0.51 (k)
    0.00            (1.01)            0.00               (1.51)             7.79        15.86          957,950           0.50



$   0.00         $   0.00         $   0.00            $  (0.43)        $    9.94         4.63%      $  304,620           0.12%+(c)
    0.00             0.00            (0.05)              (0.89)             9.91        10.31          287,880           0.16 (c)
    0.00             0.00             0.00               (0.80)             9.84        10.94          354,371           0.85
    0.00             0.00             0.00               (0.85)             9.63         5.49          145,530           0.85+



$   0.00         $   0.00         $   0.00            $  (0.23)        $   11.03         4.11%      $  119,737           0.05%+
    0.00             0.00             0.00               (0.17)            10.82         9.95           69,211           0.05+(i)

Ratio of Net
Investment      Portfolio
Income          Turnover Rate

   6.19%+               63%
   6.84+               154



   6.72%+              401%
   6.24               1200
   6.86+               283



   6.20%+              185%
   7.54                240
   7.65+                65



   9.39%+               69%
   9.79+                80



   6.54%+              300%
   7.80                742
   7.13+               156



   6.72%+              352%
   7.38+               134



   6.30%+              132%
   7.21+               260



   4.76%+               82%
   6.05                464
   5.61                369
   4.04                406
   8.17                255
   7.17                875



   9.08%+              199%
   9.15                224
   8.20                159
   9.43+               199



   5.29%+              151%
   4.00+               189


(g) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.59%.
(h) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.06%.
(i) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.08%.
(j) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.11%.
(k) Ratio of expenses to average net assets excluding interest expense is 0.50%.

                                                 9.30.01 | Semi-Annual Report 13

Statements of Assets and Liabilities
September 30, 2001 (Unaudited)

                                                                      Short-Term        U.S. Government         Investment Grade
Amounts in thousands, except per share amounts                        Portfolio         Sector Portfolio        Corporate Portfolio


Assets:
Investments, at value                                                 $   201,707       $ 1,744,416             $ 2,008,858
Cash and foreign currency                                                     336            22,216                   1,713
Receivable for investments sold and forward foreign currency
contracts                                                                  43,786           403,252                  56,350
Receivable for Portfolio shares sold                                            0             4,800                   2,000
Interest and dividends receivable                                           1,973            25,365                  21,938
Variation margin receivable                                                     0             1,706                       0
Other assets                                                                    0                 0                  18,456
                                                                          247,802         2,201,755               2,109,315
---------------------------------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased and forward foreign currency
contracts                                                             $         0       $       353             $   181,373
Payable for financing transactions                                         44,152           330,479                       0
Notes payable                                                              30,937                 0                       0
Payable for short sale                                                     14,338           288,020                       0
Written options outstanding                                                     0             1,364                     663
Payable for Portfolio shares redeemed                                       4,092             2,200                   3,300
Dividends payable                                                               0                 0                       0
Accrued investment advisory fee                                                 2                21                      22
Accrued administration fee                                                      3                31                      33
Accrued distribution fee                                                        0                 0                       0
Accrued servicing fee                                                           0                 0                       0
Variation margin payable                                                        0             1,265                      71
Recoupment payable to Manager                                                   0                 2                       2
Other liabilities                                                             709            12,176                      88
                                                                           94,233           635,911                 185,552
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                            $   153,569       $ 1,565,844             $ 1,923,763
---------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
Paid in capital                                                       $   149,715       $ 1,474,301             $ 1,857,141
Undistributed net investment income                                         3,188            50,803                  10,800
Accumulated undistributed net realized gain (loss)                            947             3,698                  15,516
Net unrealized appreciation (depreciation)                                   (281)           37,042                  40,306
                                                                      $   153,569       $ 1,565,844             $ 1,923,763
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Outstanding:                                             15,282           134,086                 174,645

Net Asset Value and Redemption Price
Per Share (Net Assets Per Share Outstanding)                          $     10.05       $     11.69             $     11.02

Cost of Investments Owned                                             $   201,020       $ 1,706,460             $ 1,984,223
---------------------------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                                         $         0       $         0             $         0
---------------------------------------------------------------------------------------------------------------------------

14 Semi-Annual Report | 9.30.01


                                     Asset-Backed
High Yield         Mortgage          Securities        Real Return       International     Emerging Markets   Municipal Sector
Portfolio          Portfolio         Portfolio         Portfolio         Portfolio         Portfolio          Portfolio

$   153,822        $ 8,823,069       $    91,384       $   581,620       $ 4,411,542       $   351,069        $   123,801
      2,212              9,013             3,179               258           161,908             1,450                  2
      4,635          1,315,757            15,644            77,584           583,340            46,245                  0
          0             14,000                 0                 0                 0             5,600                  0
      3,555             59,097               495             5,694           126,531             7,397              1,623
          0                  0                 0                 0               898                 0                  4
          0                  0                 1                 0            22,499                 1                  0
    164,224         10,220,936           110,703           665,156         5,306,718           411,762            125,430
-------------------------------------------------------------------------------------------------------------------------


$     5,652        $ 3,315,469       $    24,237       $         0       $    27,225       $    29,371        $     5,644
          0                  0             9,281           226,600         2,489,200            33,578                  0
          0                  0                 0                 0                 0                 0                  0
          0          1,021,388                 0            78,033           392,759            41,107                  0
          0              8,747               231                 0             2,301                 0                  0
          0             41,000                 0                 0             1,407             2,972                  0
          0                  0                 0                 0                 0                 0                  0
          2                 93                 1                 5                42                 5                  2
          4                139                 2                 8               209                26                  3
          0                  0                 0                 0                 0                 0                  0
          0                  0                 0                 0                 0                 0                  0
          0                912                20                33               167                 0                 44
          0                  0                 0                 1                 0                 0                  0
          0             42,663                 2               428            52,577                83                  0
      5,658          4,430,411            33,774           305,108         2,965,887           107,142              5,693
-------------------------------------------------------------------------------------------------------------------------
$   158,566        $ 5,790,525       $    76,929       $   360,048       $ 2,340,831       $   304,620        $   119,737
-------------------------------------------------------------------------------------------------------------------------


$   167,781        $ 5,450,171       $    71,661       $   345,456       $ 2,190,653       $   302,446        $   112,983
     17,013             54,526               948             2,924            29,996             1,368              3,586
     (2,984)            81,232               918             1,177             3,429            (5,052)             1,716
    (23,244)           204,596             3,402            10,491           116,753             5,858              1,452
$   158,566        $ 5,790,525       $    76,929       $   360,048       $ 2,340,831       $   304,620        $   119,737
-------------------------------------------------------------------------------------------------------------------------
     18,925            517,785             6,940            32,628           324,382            30,642             10,853


$      8.38        $     11.18       $     11.09       $     11.04       $      7.22       $      9.94        $     11.03

$   177,067        $ 8,614,244       $    88,383       $   570,473       $ 4,317,601       $   347,453        $   121,685
-------------------------------------------------------------------------------------------------------------------------
$       275        $         0       $         0       $       267       $   160,203       $       101        $         0
-------------------------------------------------------------------------------------------------------------------------

                                                 9.30.01 | Semi-Annual Report 15

Statements of Operations
For the year or period ended September 30, 2001 (Unaudited)

                                                                          Short-Term      U.S. Government       Investment Grade
Amounts in thousands                                                      Portfolio       Sector Portfolio      Corporate Portfolio
Investment Income:
Interest                                                                  $  5,897        $ 40,789              $ 35,717
Dividends                                                                        0               0                     0
Miscellaneous Income                                                             0               0                    18
   Total Income                                                              5,897          40,789                35,735


Expenses:
Investment advisory fees                                                        15             119                   113
Administration fees                                                             23             179                   169
Interest expense                                                             1,078              83                     0
Recoupment to Manager                                                            0               3                     3
   Total expenses                                                            1,116             384                   285

Net Investment Income                                                        4,781          40,405                35,450


Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                        781          12,062                 8,704
Net realized gain (loss) on futures contracts and written options              224          (4,967)                7,290
Net realized gain (loss) on foreign currency transactions                        0               0                     0
Net change in unrealized appreciation (depreciation) on investments           (760)         10,351                24,215
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                                      0           9,517                 1,857
Net change in unrealized appreciation (depreciation)
   on translation of assets and liabilities denominated in foreign               0               0                     0
   currencies

   Net Gain (Loss)                                                             245          26,963                42,066

Net Increase (Decrease) in Assets Resulting from Operations               $  5,026        $ 67,368              $ 77,516

16 Semi-Annual Report | 9.30.01


                                     Asset-Backed
High Yield         Mortgage          Securities        Real Return       International     Emerging Markets   Municipal Sector
Portfolio          Portfolio         Portfolio         Portfolio         Portfolio         Portfolio          Portfolio
$   7,611          $ 161,086         $   2,017         $  10,373         $  84,953         $  13,795          $   2,544
      143                  0                 0                 0                 0                 0                  0
        0                  0                 1                 0                 0                 0                  2
    7,754            161,086             2,018            10,373            84,953            13,795              2,546



       16                467                 6                32               345                32                  9
       24                700                 9                48             1,726               159                 14
       36              8,345                 0                 6                43                44                  0
        0                  1                 0                 1                 0                 0                  0
       76              9,513                15                87             2,114               235                 23

    7,678            151,573             2,003            10,286            82,839            13,560              2,523



   (2,975)            71,372               559             1,599           141,987               287              1,015
        0             20,549               359              (186)          (88,729)                0                948
        7                  0                 0              (209)          (48,625)            1,049                  0
  (19,566)            52,228             1,536             2,579           226,286            (1,047)                19

        0             15,512               401               224             2,039                 0               (911)

       (6)                 0                 0                74          (144,068)              102                  0

  (22,540)           159,661             2,855             4,081            88,890               391              1,071

$ (14,862)         $ 311,234         $   4,858         $  14,367         $ 171,729         $  13,951          $   3,594

                                                 9.30.01 | Semi-Annual Report 17

Statements of Changes in Net Assets
September 30, 2001 (Unaudited)

Amounts in thousands                                                            Short-Term Portfolio
                                                                                  Six Months Ended                 Period from
Increase (Decrease) in Net Assets from:                                         September 30, 2001              April 20, 2000
                                                                                       (Unaudited)           to March 31, 2001

Operations:
Net investment income                                                           $     4,781                  $     8,503
Net realized gain (loss)                                                              1,005                          616
Net change in unrealized appreciation (depreciation)                                   (760)                         479
Net increase (decrease) resulting from operations                                     5,026                        9,598


Distributions to Shareholders:
From net investment income                                                           (4,487)                      (6,221)
In excess of net investment income                                                        0                            0
From net realized capital gains                                                           0                          (62)
In excess of net realized capital gains                                                   0                            0

Total Distributions                                                                  (4,487)                      (6,283)
------------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:
Receipts for shares sold                                                             80,337                      320,600
Issued as reinvestment of distributions                                               4,487                        6,284
Cost of shares redeemed                                                            (123,093)                    (138,900)
Net increase (decrease) resulting from Portfolio share transactions                 (38,269)                     187,984


Total Increase (Decrease) in Net Assets                                             (37,730)                     191,299
------------------------------------------------------------------------------------------------------------------------

Net Assets:
Beginning of period                                                                 191,299                            0
End of period *                                                                 $   153,569                  $   191,299

*Including net undistributed (overdistributed) investment income of:            $     3,188                  $     2,894


                                                                                U.S. Government
                                                                                Sector Portfolio

                                                                                  Six Months Ended               Year Ended
                                                                                September 30, 2001           March 31, 2001
                                                                                       (Unaudited)

Operations:
Net investment income                                                           $    40,405                  $    47,258
Net realized gain (loss)                                                              7,095                       59,657
Net change in unrealized appreciation (depreciation)                                 19,868                       10,063
Net increase (decrease) resulting from operations                                    67,368                      116,978


Distributions to Shareholders:
From net investment income                                                          (36,620)                     (40,849)
In excess of net investment income                                                        0                            0
From net realized capital gains                                                           0                      (29,865)
In excess of net realized capital gains                                                   0                            0

Total Distributions                                                                 (36,620)                     (70,714)
------------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:
Receipts for shares sold                                                          1,227,890                    1,559,920
Issued as reinvestment of distributions                                              33,583                       68,870
Cost of shares redeemed                                                            (983,613)                    (729,470)
Net increase (decrease) resulting from Portfolio share transactions                 277,860                      899,320

Total Increase (Decrease) in Net Assets                                             308,608                      945,584
------------------------------------------------------------------------------------------------------------------------

Net Assets:
Beginning of period                                                               1,257,236                      311,652
End of period *                                                                 $ 1,565,844                  $ 1,257,236

*Including net undistributed (overdistributed) investment income of:            $    50,803                  $    47,018


                                                                                Investment Grade
                                                                                Corporate Portfolio

                                                                                  Six Months Ended               Year Ended
                                                                                September 30, 2001           March 31, 2001
                                                                                       (Unaudited)

Operations:
Net investment income                                                           $    35,450                  $    33,883
Net realized gain (loss)                                                             15,994                        3,407
Net change in unrealized appreciation (depreciation)                                 26,072                       12,687
Net increase (decrease) resulting from operations                                    77,516                       49,977


Distributions to Shareholders:
From net investment income                                                          (31,868)                     (31,784)
In excess of net investment income                                                        0                            0
From net realized capital gains                                                           0                         (254)
In excess of net realized capital gains                                                   0                            0

Total Distributions                                                                 (31,868)                     (32,038)
------------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:
Receipts for shares sold                                                          1,072,528                    1,055,526
Issued as reinvestment of distributions                                              29,984                       29,275
Cost of shares redeemed                                                            (224,038)                    (419,378)
Net increase (decrease) resulting from Portfolio share transactions                 878,474                      665,423

Total Increase (Decrease) in Net Assets                                             924,122                      683,362
------------------------------------------------------------------------------------------------------------------------

Net Assets:
Beginning of period                                                                 999,641                      316,279
End of period *                                                                 $ 1,923,763                  $   999,641

*Including net undistributed (overdistributed) investment income of:            $    10,800                  $     7,218

18 Semi-Annual Report | 9.30.01

                                                                                   Asset-Backed
High Yield Portfolio                       Mortgage Portfolio                      Securities Portfolio
  Six Months Ended          Period from      Six Months Ended        Year Ended      Six Months Ended          Period from
September 30, 2001     December 8, 2000    September 30, 2001    March 31, 2001    September 30, 2001     October 31, 2000
       (Unaudited)    to March 31, 2001           (Unaudited)                             (Unaudited)    to March 31, 2001

$     7,678           $    16,161          $   151,573           $   234,401       $     2,003           $     1,344
     (2,968)                8,573               91,921                36,322               918                   308
    (19,572)               (3,672)              67,740               126,465             1,937                 1,465
    (14,862)               21,062              311,234               397,188             4,858                 3,117

     (7,068)               (8,347)            (139,741)             (214,882)           (1,852)                 (855)
          0                     0                    0                     0                 0                     0
          0                     0                    0               (28,339)                0                     0
          0                     0                    0                     0                 0                     0

     (7,068)               (8,347)            (139,741)             (243,221)           (1,852)                 (855)
--------------------------------------------------------------------------------------------------------------------

     19,556               661,618            3,402,082             4,292,103            22,600                55,556
      6,801                 9,423              126,445               224,172             1,851                   855
    (58,108)             (471,509)          (1,386,773)           (2,178,527)           (4,350)               (4,851)
    (31,751)              199,532            2,141,754             2,337,748            20,101                51,560

    (53,681)              212,247            2,313,247             2,491,715            23,107                53,822
--------------------------------------------------------------------------------------------------------------------


    212,247                     0            3,477,278               985,563            53,822                     0
$   158,566           $   212,247          $ 5,790,525           $ 3,477,278       $    76,929           $    53,822

$    17,013           $    16,403          $    54,526           $    42,694       $       948           $       797

Real Return Portfolio                      International Portfolio
  Six Months Ended          Period from      Six Months Ended        Year Ended
September 30, 2001       April 28, 2000    September 30, 2001    March 31, 2001
       (Unaudited)    to March 31, 2001           (Unaudited)
$    10,286           $     8,187          $    82,839           $   119,871
      1,204                 1,378                4,633                63,051
      2,877                 7,614               84,257                62,725
     14,367                17,179              171,729               245,647

    (10,134)               (6,438)             (78,406)             (105,960)
          0                     0                    0                     0
          0                  (382)                   0               (19,906)
          0                     0                    0                (5,388)

    (10,134)               (6,820)             (78,406)             (131,254)
----------------------------------------------------------------------------

    252,975               231,658              876,245             3,048,940
      8,898                 5,240               74,492               124,599
   (114,890)              (38,425)          (2,291,766)             (841,610)
    146,983               198,473           (1,341,029)            2,331,929

    151,216               208,832           (1,247,706)            2,446,322
----------------------------------------------------------------------------

    208,832                     0            3,588,537             1,142,215
$   360,048           $   208,832          $ 2,340,831           $ 3,588,537

$     2,924           $     2,772          $    29,996           $    25,563

                                                 9.30.01 | Semi-Annual Report 19

September 30, 2001 (Unaudited)

Amounts in thousands

                                                                             Emerging
                                                                             Markets Portfolio

                                                                             Six Months Ended          Year Ended
Increase (Decrease) in Net Assets from:                                      September 30, 2001        March 31, 2001
                                                                             (Unaudited)
Operations:
Net investment income                                                        $  13,560                 $  34,849
Net realized gain (loss)                                                         1,336                    (7,902)
Net change in unrealized appreciation (depreciation)                              (945)                    4,475
Net increase resulting from operations                                          13,951                    31,422


Distributions to Shareholders:
From net investment income                                                     (13,032)                  (31,716)
In excess of net investment income                                                   0                         0
From net realized capital gains                                                      0                         0
In excess of net realized capital gains                                              0                    (1,530)

Total Distributions                                                            (13,032)                  (33,246)
----------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions
Receipts for shares sold                                                       117,087                   329,447
Issued as reinvestment of distributions                                         11,800                    31,541
Cost of shares redeemed                                                       (113,066)                 (425,655)
Net increase (decrease) resulting from Portfolio share transactions             15,821                   (64,667)

Total Increase (Decrease) in Net Assets                                         16,740                   (66,491)
----------------------------------------------------------------------------------------------------------------

Net Assets:
Beginning of period                                                            287,880                   354,371
End of period *                                                              $ 304,620                 $ 287,880

*Including net undistributed (overdistributed) investment income of:         $   1,368                 $   1,452


                                                                             Municipal
                                                                             Sector Portfolio
                                                                             Six Months Ended          Period from
Increase (Decrease) in Net Assets from:                                      September 30, 2001        August 21, 2000
                                                                             (Unaudited)               to March 31, 2001

Operations:
Net investment income                                                        $   2,523                 $   1,242
Net realized gain (loss)                                                         1,963                     2,650
Net change in unrealized appreciation (depreciation)                              (892)                    2,344
Net increase resulting from operations                                           3,594                     6,236

Distributions to Shareholders:
From net investment income                                                      (2,114)                     (962)
In excess of net investment income                                                   0                         0
From net realized capital gains                                                      0                         0
In excess of net realized capital gains                                              0                         0

Total Distributions                                                             (2,114)                     (962)
----------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions
Receipts for shares sold                                                        67,362                    67,208
Issued as reinvestment of distributions                                          1,753                       755
Cost of shares redeemed                                                        (20,069)                   (4,026)
Net increase (decrease) resulting from Portfolio share transactions             49,046                    63,937

Total Increase (Decrease) in Net Assets                                         50,526                    69,211
----------------------------------------------------------------------------------------------------------------

Net Assets:
Beginning of period                                                             69,211                         0
End of period *                                                              $ 119,737                 $  69,211

*Including net undistributed (overdistributed) investment income of:         $   3,586                 $   3,177



20 Semi-Annual Report | 9.30.01

Statements of Cash Flows
For the period ended September 30, 2001 (Unaudited)

                                                                              U.S. Government      Real Return       International
Amounts in thousands                                                          Sector Portfolio     Portfolio         Portfolio

Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Portfolio shares                                                     $ 1,223,091          $   252,975       $   906,246
Redemptions of Portfolio shares                                                (1,082,526)            (114,890)       (2,298,359)
Cash distributions paid                                                            (3,036)              (1,236)           (3,915)
Increase (decrease) from financing transactions                                  (632,703)              80,309        (1,404,414)
Net increase (decrease) from financing activities                                (495,174)             217,158        (2,800,442)

Operating Activities

Purchases of long-term securities and foreign currency                         (7,344,685)            (824,864)       (4,895,234)
Proceeds from sales of long-term securities and foreign currency                7,860,629              580,939         7,708,827
Purchases of short-term securities (net)                                          (60,529)              21,739           (86,406)
Net investment income                                                              40,405               10,286            82,839
Change in other receivables/payables (net)                                         12,118               (6,999)          (11,581)
Net increase (decrease) from operating activities                                 507,938             (218,899)        2,798,445
---------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Cash and Foreign Currency                               12,764               (1,741)           (1,997)
---------------------------------------------------------------------------------------------------------------------------------
Cash and Foreign Currency

Beginning of period                                                                 9,452                1,999           163,905
End of period                                                                 $    22,216          $       258       $   161,908

9.30.01 | Semi-Annual Report 21

Schedule of Investments
Short-Term Portfolio
September 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                             (000s)       (000s)
CORPORATE BONDS & NOTES 58.3%

Banking & Finance 20.9%
Bear Stearns Co., Inc.
     5.125% due 02/22/2004 (d)                             $ 1,200       $ 1,237
CIT Group, Inc.
     3.510% due 09/13/2002 (d)                               2,100         2,104
Export-Import Bank Korea
     6.500% due 02/10/2002                                   1,000         1,014
First Union Corp.
     7.875% due 07/15/2002                                   1,500         1,551
Ford Motor Credit Co.
     4.001% due 03/19/2002 (d)                               1,417         1,414
     4.067% due 03/17/2003 (d)                               1,700         1,678
     3.747% due 05/21/2004 (d)                               1,600         1,569
General Electric Capital Corp.
     6.750% due 09/11/2003                                   2,000         2,123
General Motors Acceptance Corp.
     5.547% due 01/20/2004 (d)                               2,000         1,977
     5.096% due 04/05/2004 (d)                               1,000           978
     4.450% due 05/04/2004 (d)                               1,700         1,676
Golden West Financial Corp.
     6.700% due 07/01/2002                                   4,500         4,620
Industrial Bank of Korea
     7.100% due 10/15/2001                                   1,500         1,502
MBNA America Bank NA
     4.480% due 05/12/2004 (d)                               1,100         1,094
Nacional Financiera
     5.464% due 05/08/2003 (d)                               2,500         2,540
National Rural Utilities Cooperative Finance Corp.
     3.657% due 07/17/2003 (d)                               3,100         3,102
PS Colorado Credit Corp.
     4.680% due 05/30/2002 (d)                               1,900         1,903
                                                                         -------
                                                                          32,082
                                                                         -------
Industrials 18.6%
Clear Channel Communications, Inc.
     3.700% due 06/15/2002 (d)                               4,000         4,013
ConAgra Foods, Inc.
     4.220% due 09/10/2003 (d)                               1,600         1,603
DaimlerChrysler North America Holding Corp.
     4.346% due 08/23/2002 (d)                               1,200         1,201
     3.270% due 09/16/2002 (d)                               1,900         1,889
     4.441% due 08/16/2004 (d)                               1,400         1,373
International Paper Co.
     5.604% due 07/08/2002 (d)                               4,500         4,506
Safeway, Inc.
     7.000% due 09/15/2002                                   4,500         4,617
Staples, Inc.
     4.925% due 11/26/2001 (d)                               2,000         2,003
Time Warner, Inc.
     9.625% due 05/01/2002                                   3,000         3,100
Viacom, Inc.
     8.375% due 06/15/2002                                   1,000         1,034
Walt Disney Co.
     5.600% due 08/05/2002                                   3,150         3,215
                                                                         -------
                                                                          28,554
                                                                         -------
Utilities 18.8%
Allete
     5.677% due 10/20/2003 (d)                               2,000         2,004
British Telecom PLC
     7.722% due 12/15/2003 (d)                               3,100         3,162
Carolina Power & Light Energy, Inc.
     4.860% due 07/29/2002 (d)                               4,900         4,876
Commonwealth Edison Co.
     4.210% due 09/30/2002 (d)                               2,000         2,002
Deutsche Telekom AG
     7.750% due 06/15/2005                                   5,000         5,345
France Telecom
     5.149% due 03/14/2003 (d)                               1,600         1,618
Indiana Michigan Power Co.
     4.087% due 09/03/2002 (d)                               3,900         3,909
Pacific Gas & Electric Co.
     0.000% due 10/31/2001 (d)                               1,500         1,290
Southern California Edison Co.
     5.879% due 05/01/2002 (d)                               1,900         1,644
Texas Utilities Corp.
     4.537% due 12/20/2002 (d)                               1,050         1,051
     3.750% due 06/15/2003 (d)                               1,500         1,501
WorldCom, Inc.
     7.375% due 01/15/2003                                     500           517
                                                                         -------
                                                                          28,919
                                                                         -------
Total Corporate Bonds & Notes                                             89,555
(Cost $89,332)                                                           -------

U.S. TREASURY OBLIGATIONS 12.3%

Treasury Inflation Protected Securities
     3.625% due 01/15/2008 (b)(c)                            4,404         4,571
U.S. Treasury Notes
     5.750% due 10/31/2002 (b)                              14,000        14,324
                                                                         -------
Total U.S. Treasury Obligations                                           18,895
(Cost $18,792)                                                           -------

MORTGAGE-BACKED SECURITIES 36.6%

Collateralized Mortgage Obligations 13.3%
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                                     916           931
     6.750% due 08/25/2029                                   4,370         4,455
Countrywide Home Loans
     6.900% due 10/02/2001                                   3,000         3,000
Fannie Mae
     6.500% due 10/25/2007                                     102           103
     6.150% due 10/25/2007                                      17            18
     3.793% due 06/25/2008 (d)                                  87            87
     6.500% due 03/25/2019                                     380           384
     6.000% due 06/25/2019                                     313           314
     4.500% due 07/25/2023                                     491           492
Freddie Mac
     7.250% due 06/15/2007                                     756           762
     5.750% due 03/15/2009                                     629           642
     6.000% due 12/15/2017                                     244           244
     6.250% due 05/15/2019                                     515           520
Norwest Asset Securities Corp.
     6.750% due 09/25/2027                                   3,912         3,946
Structured Asset Mortgage Investments, Inc.
     6.050% due 02/25/2029                                   4,510         4,549
                                                                         -------
                                                                          20,447
                                                                         -------
Government National Mortgage Association 23.3%
     6.250% due 02/20/2030 (d)                               3,788         3,844
     6.500% due 10/20/2029 (d)                              31,536        31,998
                                                                         -------
                                                                          35,842
                                                                         -------
Total Mortgage-Backed Securities                                          56,289
(Cost $56,043)                                                           -------

ASSET-BACKED SECURITIES 16.8%

Advanta Mortgage Loan Trust
     6.190% due 04/25/2019                                   1,292         1,302
AFC Home Equity Loan Trust
     3.890% due 12/22/2027 (d)                                 133           130
Arcadia Automobile Receivables Trust
     6.000% due 11/17/2003                                     892           905
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                   3,489         3,502
Contimortgage Home Equity Loan Trust
     6.440% due 12/15/2012                                   2,123         2,142
Daimler-Benz Auto Grantor Trust
     5.220% due 12/22/2003                                   2,189         2,219
EQCC Home Equity Loan Trust
     6.223% due 06/25/2011                                   1,456         1,472
Ford Credit Auto Owner Trust
     6.520% due 09/15/2003                                   3,130         3,219
GMAC Mortgage Corp. Loan Trust
     3.696% due 11/18/2015 (d)                                 235           236
Mesa Trust Asset Backed Certificates
     4.130% due 05/15/2033 (d)                               1,916         1,916
Residential Asset Mortgage Products, Inc.
     3.710% due 04/25/2016 (d)                                 208           207

22 Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Residential Asset Securities Corp.
     3.810% due 09/25/2031 (d)                           $  5,496     $   5,498
Southern Pacific Secured Assets Corp.
     2.831% due 07/25/2029 (d)                              1,769         1,767
The Money Store Home Equity Trust
     3.667% due 06/15/2029 (d)                                108           108
USAA Auto Loan Grantor Trust
     6.900% due 04/15/2003                                  1,130         1,141
                                                                      ---------
Total Asset-Backed Securities                                            25,764
(Cost $25,633)                                                        ---------

SOVEREIGN ISSUES 0.5%

Republic of Croatia
     7.000% due 02/27/2002                                    700           706
                                                                      ---------
Total Sovereign Issues                                                      706
(Cost $703)                                                           ---------

CONVERTIBLE BONDS & NOTES 1.2%

Utilities 1.2%
Nabors Industries, Inc.
     0.000% due 06/20/2020                                  3,000         1,864
                                                                      ---------
Total Convertible Bonds & Notes                                           1,864
(Cost $1,881)                                                         ---------

SHORT-TERM INSTRUMENTS 5.6%

Commercial Paper 4.1%
AT&T Corp.
     4.525% due 08/06/2002                                  2,300         2,298
CDC
     3.380% due 10/01/2001                                  4,000         4,000
Fannie Mae
     3.520% due 10/25/2001                                    100           100
                                                                      ---------
                                                                          6,398
                                                                      ---------
Repurchase Agreement 1.4%
State Street Bank
     2.600% due 10/01/2001                                  2,110         2,110
     (Dated 09/28/2001. Collateralized by Federal Home
     Loan Bank 3.970% due 09/26/2003 valued at $2,156
     Repurchase proceeds are $2,110.)

U.S. Treasury Bills 0.1%
     3.388% due 10/18/2001                                    126           126
                                                                      ---------
Total Short-Term Instruments                                              8,634
(Cost $8,636)                                                         ---------

Total Investments (a) 131.3%                                          $ 201,707
(Cost $201,020)

Other Assets and Liabilities (Net) (31.3%)                              (48,138)
                                                                      ---------
Net Assets 100.0%                                                     $ 153,569
                                                                      ---------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                         $   1,307

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                            (620)
                                                                      ---------
Unrealized appreciation-net                                           $     687
                                                                      ---------
(b) Subject to financing transaction.

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Reverse repurchase agreements were entered into September 25, 2001 paying interest at 2.440%. The following security was segregated with collateral for reverse repurchase agreements:

Type                                                  Maturity            Value
--------------------------------------------------------------------------------
Government National Mortgage Assn. 6.500%           10/20/2029     $     31,998
                                                                   ------------

(f) Swap agreements outstanding at September 30, 2001:

Type                                                                 Unrealized
                                                      Notional    Appreciation/
                                                        Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2005                                   $      5,000     $       (531)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $3,000 in exchange for shares of Nabors Industries, Inc. due 06/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley Dean Witter                       1,825              (12)
Exp. 06/20/2003

Receive a fixed rate equal to 1.450% and the Fund will pay to the couterparty at par in the event of default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                          1,100                0

Receive a fixed rate equal to 0.575% and the Fund will pay to the counterparty at par in the event of default of the senior or unsecured corporate debt of Kraft Foods, Inc.

Broker: UBS - Warburg
Exp. 08/15/2002                                          1,600                0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                          1,500                0
                                                                   ------------
                                                                   $       (543)
                                                                   ------------
(g) Short sales open at September 30, 2001 were as follows:

                                Coupon
Type                               (%)                 Maturity           Par         Value       Proceeds
----------------------------------------------------------------------------------------------------------
U.S. Treasury Notes              5.750               10/31/2002        14,000       $14,338       $ 13,986

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                                           See accompanying notes | 9.30.01 | 23

Schedule of Investments
U.S. Government Sector Portfolio
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount         Value
                                                           (000s)         (000s)

CORPORATE BONDS & NOTES 13.2%

Banking & Finance 8.4%
Bank One Corp.
     3.750% due 05/07/2002 (d)                           $  2,400       $  2,401
Bankunited FSB
     5.400% due 02/02/2004                                  3,000          3,101
Bear Stearns Co., Inc.
     4.060% due 03/28/2003 (d)                              7,000          6,997
     3.882% due 06/01/2004 (d)                              2,000          2,005
Beneficial Corp.
     3.652% due 03/01/2002 (d)                              5,000          5,009
Bombardier Capital Trust I
     3.700% due 06/09/2032 (d)                              2,500          2,445
CIT Group, Inc.
     4.270% due 04/07/2003 (d)                                300            301
Donaldson, Lufkin & Jenrette, Inc.
     4.280% due 07/18/2003 (d)                              3,000          3,010
Ford Motor Credit Co.
     3.720% due 02/13/2003 (d)                              3,000          2,964
     3.340% due 03/17/2003 (d)                              5,000          4,936
     3.732% due 06/02/2003 (d)                              1,900          1,880
     3.255% due 06/20/2003 (d)                             15,000         14,820
     4.110% due 07/19/2004 (d)                              1,800          1,768
     4.200% due 07/18/2005 (d)                              6,300          6,149
General Motors Acceptance Corp.
     3.670% due 03/10/2003 (d)                              2,800          2,765
     4.060% due 05/16/2003 (d)                              3,500          3,472
     3.985% due 07/21/2003 (d)                              4,900          4,818
     4.070% due 04/05/2004 (d)                                800            784
Goldman Sachs Group, Inc.
     3.790% due 12/07/2001 (d)                              8,000          8,016
Household Bank
     3.887% due 10/22/2003 (d)                              3,000          2,976
KFW International Finance, Inc.
     5.250% due 06/28/2006                                  2,400          2,464
Lehman Brothers Holdings, Inc.
     4.220% due 04/04/2003 (d)                              2,100          2,104
MBNA America Bank NA
     3.950% due 04/25/2002 (d)                                800            799
Merrill Lynch & Co.
     3.847% due 05/21/2004 (d)                              2,300          2,304
Morgan Stanley, Dean Witter & Co.
     3.830% due 01/28/2002 (d)                              2,600          2,603
     3.960% due 04/22/2004 (d)                              5,800          5,822
National Australia Bank Ltd.
     4.186% due 05/19/2010 (d)                              2,500          2,507
National Rural Utilities Cooperative Finance Corp.
     3.657% due 07/17/2003 (d)                             10,000         10,006
Postal Square LP
     6.500% due 06/15/2022                                  4,659          5,139
Protective Life Funding Trust
     4.110% due 01/17/2003 (d)                              1,500          1,505
Washington Mutual Capital I
     3.908% due 05/14/2004 (d)                             15,000         15,029
                                                                        --------
                                                                         130,899
                                                                        --------
Industrials 1.3%
Clear Channel Communications, Inc.
     3.700% due 06/15/2002 (d)                              5,000          5,016
Cox Enterprises, Inc.
     4.578% due 05/01/2033 (d)                              2,000          2,014
DaimlerChrysler North America Holding Corp.
     3.880% due 08/16/2004 (d)                              7,000          6,865
     8.500% due 01/18/2031                                  5,000          5,290
International Paper Co.
     4.620% due 07/08/2002 (d)                              1,500          1,500
                                                                        --------
                                                                          20,685
                                                                        --------
Utilities 3.5%
Arizona Public Service Co.
     4.290% due 11/15/2001 (d)                              1,500          1,502
Central Power & Light Co.
     3.978% due 02/22/2002 (d)                              2,000          2,003
Deutsche Telekom AG
     7.750% due 06/15/2005                                 10,000         10,689
France Telecom
     4.406% due 03/14/2003 (d)                              9,000          9,101
Scana Corp.
     4.420% due 07/15/2002 (d)                              2,900          2,903
Vodafone Group PLC
     3.310% due 12/19/2001 (d)                             26,800         26,839
WorldCom, Inc.
     3.742% due 11/26/2001 (d)                              2,000          2,002
                                                                        --------
                                                                          55,039
                                                                        --------
Total Corporate Bonds & Notes                                            206,623
(Cost $205,959)                                                         --------

MUNICIPAL BONDS & NOTES 0.4%

California 0.4%
Kern County California Pension Obligation
Revenue Bonds, (MBIA Insured), Series 1995
7.260% due 08/15/2014                                       6,000          6,693
                                                                        --------
Total Municipal Bonds & Notes                                              6,693
(Cost $6,262)                                                           --------

U.S. GOVERNMENT AGENCIES 44.1%

Fannie Mae
     4.600% due 04/17/2003                                  3,260          3,298
     6.875% due 10/23/2003                                 20,000         20,054
     6.850% due 11/06/2003                                  6,000          6,025
     5.375% due 03/08/2004                                 18,000         18,228
     6.130% due 06/03/2004                                  1,000          1,019
     5.500% due 07/18/2006                                 38,000         39,399
     6.500% due 03/12/2009                                 44,900         45,563
     6.250% due 02/01/2011                                 20,000         21,070
     6.000% due 05/15/2011                                100,000        105,531
     6.810% due 08/05/2013                                    500            503
     0.000% due 10/09/2019                                 86,600         27,604
     7.125% due 01/15/2030                                  5,000          5,675
     6.625% due 11/15/2030 (g)                             40,000         42,750
     6.210% due 08/06/2038                                 36,277         36,689
Federal Farm Credit Bank
     5.750% due 01/18/2011                                  6,200          6,431
     6.000% due 03/07/2011                                 25,550         26,964
     7.350% due 05/08/2030                                  3,000          3,499
Federal Home Loan Bank
     6.750% due 02/01/2002                                 19,600         19,872
     5.950% due 12/10/2008                                    400            403
     7.375% due 02/12/2010                                  2,300          2,657
     7.625% due 05/14/2010                                  8,000          9,391
     0.000% due 12/21/2018                                  8,000          2,471
Freddie Mac
     5.500% due 02/12/2004 (g)                            165,000        166,432
     5.100% due 08/02/2004                                 20,000         20,301
     6.250% due 08/05/2008                                    500            500
     6.000% due 12/29/2008                                    250            250
     6.000% due 06/15/2011                                  2,600          2,741
Resolution Funding Strip
     0.000% due 10/15/2020                                 93,000         29,615
     0.000% due 01/15/2030                                 10,000          1,973
Small Business Administration
     7.449% due 08/01/2010                                  2,388          2,609
Tennessee Valley Authority
     7.140% due 05/23/2012                                  9,000         10,025
     7.125% due 05/01/2030                                 10,000         11,167
                                                                        --------
Total U.S. Government Agencies                                           690,709
(Cost $674,149)                                                         --------

U.S. TREASURY OBLIGATIONS 31.0%

Treasury Inflation Protected Securities (f)
     3.625% due 07/15/2002 (b)                             32,920         33,496
     3.375% due 01/15/2007                                 35,874         36,917
     4.250% due 01/15/2010                                  5,289          5,711
     3.625% due 04/15/2028                                  5,927          6,088
     3.875% due 04/15/2029                                  4,859          5,219
U.S. Treasury Bonds
    14.000% due 11/15/2011                                 17,000         24,785
    12.000% due 08/15/2013 (g)                             47,300         68,212

24 Semi-Annual Report | 9.30.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

     7.500% due 11/15/2016 (g)                        $    10,800   $    13,279
     8.125% due 05/15/2021                                 77,000       101,953
     6.000% due 02/15/2026 (g)                             16,470        17,575
U.S. Treasury Notes
     5.000% due 08/15/2011                                 25,000        25,840
     5.375% due 02/15/2031                                103,300       102,687
U.S. Treasury Strips
     0.000% due 11/15/2016                                 13,600         5,843
     0.000% due 11/15/2021                                119,600        37,704
                                                                    -----------
Total U.S. Treasury Obligations                                         485,309
(Cost $474,851)                                                     -----------

MORTGAGE-BACKED SECURITIES 9.0%

Collateralized Mortgage Obligations 4.3%
Bank of America Mortgage Securities, Inc.
     7.250% due 02/25/2031                                  5,757         5,970
Fannie Mae
     5.500% due 02/25/2024                                  6,253         5,684
Freddie Mac
     6.000% due 12/15/2028                                 11,304        10,798
     6.000% due 05/15/2029                                    112            98
     7.000% due 10/15/2030                                 16,000        16,835
Residential Funding Mortgage Securities I
     7.500% due 04/25/2027                                  1,409         1,440
     7.500% due 11/25/2030                                  6,380         6,526
Sears Mortgage Securities
     7.140% due 07/25/2019                                  1,713         1,709
Small Business Investment Cos
     8.017% due 02/10/2010                                 12,901        14,514
Washington Mutual, Inc.
     6.247% due 01/25/2040 (d)                              3,971         3,990
                                                                    -----------
                                                                         67,564
                                                                    -----------
Fannie Mae 0.9%
     6.970% due 01/01/2029 (d)                              1,931         2,021
     7.500% due 02/12/2031                                 12,000        12,248
     8.262% due 12/01/2022 (d)                                298           306
                                                                    -----------
                                                                         14,575
                                                                    -----------
Government National Mortgage Association 3.8%
     6.250% due 02/20/2030 (d)                             25,707        26,083
     6.375% due 02/20/2024-02/20/2026 (d)(e)                3,486         3,558
     7.000% due 05/20/2030 (d)                              6,237         6,370
     7.375% due 04/20/2023-05/20/2024 (d)(e)                7,904         8,096
     7.625% due 10/20/2023-10/20/2024 (d)(e)                1,722         1,781
     7.750% due 07/20/2025-08/20/2026 (d)(e)               13,063        13,464
                                                                    -----------
                                                                         59,352
                                                                    -----------
Total Mortgage-Backed Securities                                        141,491
(Cost $136,111)                                                     -----------

ASSET-BACKED SECURITIES 4.8%

Advanta Revolving Home Equity Loan Trust
     3.950% due 01/25/2024 (d)                              1,148         1,152
AFC Home Equity Loan Trust
     2.961% due 06/25/2030 (d)                             14,474        14,503
Bayview Financial Acquisition Trust
     3.970% due 11/25/2030 (d)                              8,000         8,030
Contimortgage Home Equity Loan Trust
     3.697% due 08/15/2028 (d)                                100           100
CS First Boston Mortgage Securities Corp.
     3.747% due 12/15/2030 (d)                              3,908         3,913
Empire Funding Home Loan Owner Trust
     6.860% due 04/25/2016                                    529           529
Household Consumer Loan Trust
     3.907% due 08/15/2006 (d)                              1,581         1,567
HPSC Equipment Receivables LLC
     3.357% due 10/22/2007 (d)                             11,934        11,934
Metris Master Trust
     3.707% due 04/20/2006 (d)                              1,700         1,708
NPF XII, Inc.
     4.275% due 11/01/2003 (d)                             10,000        10,000
PacificAmerica Home Equity Loan
     2.831% due 06/26/2028 (d)                                385           384
Provident Bank Equipment Lease Trust
     3.880% due 11/25/2011 (d)                             13,260        13,199
Residential Asset Securities Corp.
     7.615% due 01/25/2015                                    131           131
SallieMae
     4.373% due 01/25/2007 (d)                                831           833
     4.343% due 04/25/2007 (d)                              2,933         2,935
Signet HELOC Trust
     3.880% due 06/20/2004 (d)                              1,284         1,286
The Money Store Home Equity Trust
     3.667% due 06/15/2029 (d)                              3,090         3,090
                                                                    -----------
Total Asset-Backed Securities                                            75,294
(Cost $75,282)                                                      -----------

SUPRANATIONAL 2.7%

World Bank
     7.625% due 01/19/2023                                 35,700        42,345
                                                                    -----------
Total Supranational                                                      42,345
(Cost $38,618)                                                      -----------

PURCHASED CALL OPTIONS 0.1%

Interest Rate Swap (OTC)
     4.570% due 05/01/2004
     Strike @ 4.750 Exp. 04/29/2002                        71,200         1,184
                                                                    -----------
Total Purchased Call Options                                              1,184
(Cost $388)                                                         -----------

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 95.000 Exp. 12/17/2001                    1,700,000            11
     Strike @ 93.500 Exp. 12/17/2001                    3,000,000            75
Eurodollar June Futures (CME)
     Strike @ 94.750 Exp. 06/17/2002                       70,000             1
     Strike @ 93.500 Exp. 06/17/2002                      470,000             3
U.S. Treasury Note (OTC)
     6.000% due 03/31/2002
     Strike @ 91.000 Exp. 02/25/2002                       30,000             5
U.S. Treasury Note (OTC)
     6.000% due 03/31/2002
     Strike @ 90.000 Exp. 02/23/2002                      290,000            45
                                                                    -----------
Total Purchased Put Options                                                 140
(Cost $151)                                                         -----------

CONVERTIBLE BONDS & NOTES 0.4%

Utilities 0.4%
Nabors Industries, Inc.
     0.000% due 06/20/2020                                 10,000         6,213
                                                                    -----------
Total Convertible Bonds & Notes                                           6,213
(Cost $6,269)                                                       -----------

SHORT-TERM INSTRUMENTS 5.7%

Commercial Paper 4.4%
CDC
     3.380% due 10/01/2001                                 68,000        68,000

U.S. Treasury Bills 1.3%
     3.002% due 10/18/2001-02/07/2002 (b)(e)               20,490        20,415
                                                                    -----------
Total Short-Term Instruments                                             88,415
(Cost $88,420)                                                      -----------

Total Investments (a) 111.4%                                        $ 1,744,416
(Cost $1,706,460)

Written Options (c) (0.1%)                                               (1,364)
(Premiums $3,654)

Other Assets and Liabilities (Net) (11.3%)                             (177,208)
                                                                    -----------
Net Assets 100.0%                                                   $ 1,565,844
                                                                    -----------

                                           See accompanying notes | 9.30.01 | 25

U.S. Government Sector Portfolio
September 30, 2001 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $ 39,270

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (1,314)
                                                                       --------
Unrealized appreciation-net                                            $ 36,956
                                                                       --------
(b) Securities with an aggregate market value of $37,069 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                       # of          Unrealized
Type                                              Contracts        Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/2001)                  3,200            $  1,309
U.S. Treasury 30 Year Bond (12/2001)                  5,544               5,259
                                                                       --------
                                                                       $  6,568
                                                                       --------
(c) Premium received of written options:

                                                       # of
Type                                              Contracts   Premium     Value
--------------------------------------------------------------------------------
Put - CME Eurodollar June Futures
     Strike @ 95.750 Exp. 06/17/2002                  1,290   $   719   $   121

Put - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 7.140 Exp. 05/23/2002               9,000,000       158        22

Put - CME Eurodollar June Futures
     Strike @ 96.000 Exp. 06/17/2002                  4,000     1,879        25

Call - CBOT U.S. Treasury Note December Futures
     Strike @ 111.000 Exp. 11/24/2001                   100        20        52

Call - CME Eurodollar June Futures
     Strike @ 97.500 Exp. 06/17/2002                    728       178       319

Put - CME Eurodollar December Futures
     Strike @ 95.250 12/17/2001                         700       241         4

Call - OTC 3 Month LIBOR Interest Rate Swap
     Strike @ 5.900 Exp. 04/29/2002              17,800,000       459       821
                                                              -----------------
                                                              $ 3,654   $ 1,364
                                                              -----------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to financing transaction.

(h) Swap agreements outstanding at September 30, 2001:

                                                   Notional           Unrealized
Type                                                 Amount       (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2005                                 $    10,000         $    (1,062)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $10,000 in exchange for shares of Nabors Industries, Inc. due 06/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley Dean Witter
Exp. 06/20/2003                                       6,084                 (41)

Receive floating rate based on 1-month LIBOR and pay total return on Lehman Brothers US Aggregate
Bond Index.

Broker: Goldman Sachs
Exp. 09/01/2002                                       3,500                 (35)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal 6.826%.

Broker: Morgan Stanley Dean Witter
Exp. 10/26/2030                                      10,300              (1,357)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal 6.778%.

Broker: Goldman Sachs
Exp. 02/15/2021                                      19,200              (2,268)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 06/15/2011                                       9,600                (801)
                                                                    -----------
                                                                    $    (5,564)
                                                                    -----------

                                                      Fixed           Unrealized
                               Spread              Notional        Appreciation/
Type                              (%)                Amount       (Depreciation)
--------------------------------------------------------------------------------
Receive On-The-Run 10-year Swap Spread and pay a fixed spread.
The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/17/2002                 1.310            $   53,750         $    (2,276)

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Morgan Stanley Dean Witter
Exp. 06/29/2015                 1.337                20,000                (733)

Receive a fixed spread and pay the 5-year Swap Spread.
The 5-year Swap Spread is the difference between the 5-year
Swap Rate and the 5-year Treasury Rate.


Broker: Goldman Sachs
Exp. 11/15/2001                 1.102                50,000                 721
                                                                    -----------
                                                                    $    (2,288)
                                                                    -----------
(i) Short sales open at September 30, 2001 were as follows:

                       Coupon
Type                      (%)     Maturity        Par      Value       Proceeds
-------------------------------------------------------------------------------
U.S. Treasury Note      5.000   08/15/2011    230,600   $238,346       $236,943
U.S. Treasury Note      3.375   01/15/2007     36,369     37,426         36,916
Fannie Mae              7.500   12/31/2099     12,000     12,248         12,240
                                                        -----------------------
                                                        $288,020       $286,099
                                                        -----------------------

26 Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Investment Grade Corporate Portfolio
September 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
CORPORATE BONDS & NOTES 80.8%

Banking & Finance 27.8%
ABN AMRO Mortgage Corp.
     7.250% due 05/31/2005                               $ 18,453       $ 20,019
AMERCO
     7.200% due 04/01/2002                                  1,000          1,002
American Express Co.
     5.500% due 09/12/2006                                 10,000         10,051
Associates Corp. of North America
     5.750% due 11/01/2003                                 10,000         10,391
Bank of America Corp.
     6.875% due 02/15/2005                                    605            651
     3.762% due 08/26/2005 (d)                             14,000         14,009
     7.800% due 02/15/2010                                 30,765         34,335
     7.400% due 01/15/2011                                 30,000         32,805
Bank One Corp.
     6.500% due 02/01/2006                                 10,000         10,540
     7.875% due 08/01/2010                                 11,420         12,815
Barclays Bank PLC
     8.550% due 09/29/2049                                  5,000          5,680
Bear Stearns Co., Inc.
     6.200% due 03/30/2003                                  5,400          5,609
     3.850% due 12/01/2003 (d)                              4,000          4,006
     6.150% due 03/02/2004                                  2,300          2,388
     4.112% due 05/24/2004 (d)                             10,200         10,221
     4.320% due 07/15/2005 (d)                              3,800          3,772
Boeing Capital Corp.
     5.650% due 05/15/2006                                  5,000          5,025
Capital One Bank
     6.760% due 07/23/2002                                    800            823
Chrysler Financial Corp. LLC
     3.509% due 07/17/2002 (d)                              5,000          4,971
     3.524% due 08/08/2002 (d)                              1,500          1,489
CIT Group, Inc.
     4.270% due 04/07/2003 (d)                              1,900          1,907
     6.625% due 06/15/2005                                  7,840          8,242
Citigroup, Inc.
     5.500% due 08/09/2006                                 10,000         10,278
     6.500% due 01/18/2011                                 15,000         15,680
Credit Asset Receivable LLC
     6.274% due 10/31/2003                                    279            280
EOP Operating LP
     6.376% due 02/15/2002                                 13,435         13,565
Export-Import Bank Korea
     7.100% due 03/15/2007                                  2,000          2,022
Federal Home Loan Bank
     6.530% due 12/30/2013                                  1,000          1,008
Finova Group, Inc.
     7.500% due 11/15/2009 (j)                                525            206
First Security Corp.
     5.875% due 11/01/2003                                  1,000          1,037
Fleet Boston Financial Corp.
     7.375% due 12/01/2009                                 10,745         11,662
Ford Motor Credit Co.
     3.340% due 03/17/2003 (d)                              1,800          1,777
     6.125% due 04/28/2003                                  3,600          3,694
     3.772% due 11/24/2003 (d)                              7,000          6,902
     5.750% due 02/23/2004                                  7,300          7,469
     6.700% due 07/16/2004                                  2,500          2,600
     7.500% due 03/15/2005                                  6,000          6,377
     6.750% due 05/15/2005                                  1,000          1,041
     3.041% due 06/30/2005 (d)                              5,000          4,882
General Electric Global Insurance Holdings Corp.
    7.500% due 06/15/2010                                   7,000          7,711
General Motors Acceptance Corp.
     9.625% due 12/15/2001                                    300            304
     7.050% due 04/24/2002                                    500            511
     6.450% due 11/13/2002                                  1,000          1,032
     5.875% due 01/22/2003                                  1,500          1,537
     3.749% due 02/14/2003 (d)                              2,000          1,975
     4.060% due 05/16/2003 (d)                             10,000          9,921
     3.985% due 07/21/2003 (d)                              2,000          1,967
     3.986% due 08/04/2003 (d)                             18,300         18,054
     3.661% due 08/18/2003 (d)                              2,000          1,970
     5.750% due 11/10/2003                                  2,200          2,253
     4.070% due 04/05/2004 (d)(g)                           3,200          3,132
     6.125% due 09/15/2006                                 10,000         10,004
     6.875% due 09/15/2011                                 10,000          9,890
Golden West Financial Corp.
     7.250% due 08/15/2002                                 11,000         11,396
Goldman Sachs Group, Inc.
     5.900% due 01/15/2003                                  1,000          1,033
     4.110% due 04/08/2005 (d)                             10,000          9,918
Heller Financial, Inc.
     7.875% due 05/15/2003                                  1,700          1,816
     7.125% due 09/28/2004                                  9,000          9,836
Household Capital Trust III
     4.060% due 06/26/2004 (d)                              2,175          2,139
Household Finance Corp.
     8.000% due 05/09/2005                                 10,000         10,937
     6.750% due 05/15/2011                                  5,000          5,145
HSBC Capital Funding LP
     9.547% due 12/31/2049                                  3,500          4,088
KBC Bank Fund Trust III
     9.860% due 11/29/2049 (d)                              9,000         10,400
Korea Development Bank
     7.900% due 02/01/2002                                  1,000          1,013
Lehman Brothers Holdings, Inc.
     8.800% due 03/01/2015                                    700            836
     0.000% due 03/25/2028                                  1,381            169
LG&E Capital Corp.
     6.205% due 05/01/2004                                  1,000          1,032
MBNA Corp.
     3.895% due 12/10/2002 (d)                                900            891
Pemex Finance Ltd.
     5.720% due 11/15/2003                                    619            626
PP&L Capital Funding, Inc.
     7.700% due 11/15/2002                                  2,800          2,932
     7.750% due 04/15/2005                                  8,000          8,636
PS Colorado Credit Corp.
     4.175% due 05/30/2002 (d)                              2,000          2,004
PSEG Capital Corp.
     7.000% due 07/03/2002                                  2,000          2,056
Royal Bank of Scotland Group PLC
     9.118% due 03/31/2049                                 10,000         11,514
     8.817% due 03/31/2049                                  7,500          8,321
Secured Finance, Inc.
     9.050% due 12/15/2004                                    250            281
Societe Generale
     9.875% due 07/15/2003                                  1,900          2,094
Spieker Properties, Inc.
     6.950% due 12/15/2002                                  5,000          5,175
U.S. Bank National Association
     6.300% due 07/15/2008                                 29,540         30,628
Wachovia Corp.
     6.800% due 06/01/2005                                 10,000         10,664
     7.550% due 08/18/2005                                 10,000         10,944
Washington Mutual, Inc.
     8.250% due 10/01/2002                                    600            627
Wells Fargo Financial, Inc.
     5.450% due 05/03/2004                                  6,500          6,732
                                                                      ----------
                                                                         535,375
                                                                      ----------
Industrials 28.8%
Amerada Hess Corp.
     6.650% due 08/15/2011                                  7,000          7,022
American Airlines, Inc.
     9.710% due 01/30/2007                                  2,365          2,417
    10.610% due 03/04/2011                                    312            294
     6.978% due 04/01/2011                                  3,000          3,024
    10.680% due 03/04/2013                                  1,473          1,374
AOL Time Warner, Inc.
     6.125% due 04/15/2006                                 10,000         10,335
     6.750% due 04/15/2011                                  5,000          5,107
AT&T Corp.
     8.250% due 01/15/2003                                  5,000          5,249
     9.650% due 10/01/2003                                  4,184          4,423
BAE Systems
     6.664% due 09/15/2013                                 36,417         38,417
Bristol-Myers Squibb Co.
     4.750% due 10/01/2006                                 25,000         24,983

                                           See accompanying notes | 9.30.01 | 27

Investment Grade Corporate Portfolio
September 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)

Canadian National Railway Co.
     6.375% due 10/15/2011                              $ 20,000        $ 20,144
Coastal Corp.
     3.912% due 03/01/2002 (d)                             3,200           3,205
     4.279% due 07/21/2003 (d)                             2,500           2,508
     9.750% due 08/01/2003                                 2,800           3,053
ConAgra Foods, Inc.
     4.220% due 09/10/2003 (d)                             5,000           5,009
     6.000% due 09/15/2006                                 5,000           5,135
Continental Airlines, Inc.
     6.503% due 06/15/2011                                 5,000           4,622
     7.033% due 06/15/2011                                 5,000           4,524
Cox Communications, Inc.
     4.356% due 11/07/2002 (d)                               500             502
     6.150% due 08/01/2003                                 5,300           5,456
Cox Enterprises, Inc.
     6.625% due 06/14/2002                                   700             712
     8.000% due 02/15/2007                                 3,000           3,250
     4.579% due 05/01/2033 (d)                            11,600          11,680
CSX Corp.
     3.202% due 06/24/2002 (d)                             1,000           1,001
DaimlerChrysler North America Holding Corp.
     6.590% due 06/18/2002                                12,870          13,160
     4.179% due 08/01/2003 (d)                             2,000           1,982
     3.880% due 08/16/2004 (d)                             2,000           1,961
     7.400% due 01/20/2005                                20,000          21,264
     6.400% due 05/15/2006                                 3,000           3,039
Delta Air Lines Equipment Trust
    10.430% due 01/02/2011 (g)                             2,429           2,218
    10.140% due 08/14/2012                                 4,000           4,104
Delta Air Lines, Inc.
    10.570% due 01/02/2007 (f)                             7,006           7,161
     7.379% due 05/18/2010                                 1,920           1,988
     7.920% due 11/18/2010                                 1,970           1,943
     9.200% due 09/23/2014                                 1,750           1,787
    10.500% due 04/30/2016                                 3,400           3,473
East Coast Power LLC
     7.066% due 03/31/2012                                 3,500           3,594
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                 2,900           2,820
Fred Meyer, Inc.
     7.375% due 03/01/2005                                19,220          20,598
Hilton Hotels
     7.700% due 07/15/2002                                 3,000           3,031
Houghton Mifflin Co.
     5.970% due 12/03/2001                                 1,000           1,004
HS Resources, Inc.
     9.250% due 11/15/2006 (g)                             4,100           4,295
IBM Corp.
     4.875% due 10/01/2006                                20,000          19,905
ICI Wilmington, Inc.
     7.500% due 01/15/2002                                 2,000           2,019
Kellogg Co.
     6.000% due 04/01/2006                                10,000          10,357
Kerr-McGee Corp.
     3.341% due 06/28/2004 (d)                             4,750           4,739
     6.625% due 10/15/2007                                 3,200           3,299
     7.500% due 05/15/2014                                 5,000           4,981
Kinder Morgan Energy Partners LP
     3.102% due 03/22/2002 (d)                            10,000          10,007
Kinder Morgan, Inc.
     6.450% due 11/30/2001                                 6,685           6,714
Koninklijke (Royal) KPN NV
     8.000% due 10/01/2010                                12,900           9,962
Kroger Co.
     1.000% due 08/16/2012 (d)                             5,000           5,006
MGM Mirage, Inc.
     6.950% due 02/01/2005                                 2,950           2,978
     8.500% due 09/15/2010                                 5,000           4,831
Midwest Generation LLC
     8.300% due 07/02/2009                                 3,500           3,409
     8.560% due 01/02/2016                                 6,000           5,944
Nabisco, Inc.
     6.125% due 02/01/2033                                   800             821
Occidental Petroleum Corp.
     8.500% due 11/09/2001                                 3,800           3,815
     6.750% due 11/15/2002                                 5,000           5,137
     6.400% due 04/01/2003                                11,500          11,867
Park Place Entertainment Corp.
     7.950% due 08/01/2003                                 7,000           7,105
Philip Morris Cos., Inc.
     6.800% due 12/01/2003                                 1,762           1,854
     7.125% due 10/01/2004                                 2,000           2,143
Qwest Capital Funding, Inc.
     7.250% due 02/15/2011                                 5,000           5,056
R & B Falcon Corp.
     6.750% due 04/15/2005                                 2,000           2,090
R.J. Reynolds Tobacco Holdings, Inc.
     7.375% due 05/15/2003                                 1,500           1,552
Ralcorp Holdings, Inc.
     8.750% due 09/15/2004                                 7,650           8,679
Safeway, Inc.
     7.000% due 09/15/2002                                 3,350           3,437
Spieker Properties LP
     8.000% due 07/19/2005                                   500             543
Sprint Spectrum LP
    11.000% due 08/15/2006                                 2,250           2,374
    12.500% due 08/15/2006                                   123             137
TCI Communications, Inc.
     3.785% due 04/01/2002 (d)                             2,000           2,006
     3.810% due 03/11/2003 (d)                             7,000           7,043
     6.375% due 05/01/2003                                 3,300           3,420
     7.550% due 09/02/2003                                 3,000           3,178
Telus Corp.
     8.000% due 06/01/2011                                 6,000           6,371
Time Warner, Inc.
     7.975% due 08/15/2004                                 1,245           1,364
     6.850% due 01/15/2026                                   300             312
Transcontinental Gas Pipeline Corp.
     7.000% due 08/15/2011                                 3,100           3,127
Union Pacific Corp.
     9.625% due 12/15/2002                                   300             320
United Air Lines, Inc.
     3.682% due 12/02/2002 (d)                             8,840           8,876
     9.000% due 12/15/2003                                 2,500           2,132
    11.080% due 03/26/2010 (g)                            13,872          14,678
     8.390% due 01/21/2011                                 4,357           3,966
    11.080% due 03/26/2011                                 2,835           2,909
    10.020% due 03/22/2014                                 2,000           2,041
    10.850% due 02/19/2015                                 1,000           1,026
    10.125% due 03/22/2015                                 2,300           2,364
Universal Corp.
     8.500% due 02/28/2003                                   220             233
Univision Communications, Inc.
     7.850% due 07/15/2011                                 5,000           5,176
Vodafone Group PLC
     7.625% due 02/15/2005                                10,000          10,818
Walmart Bond Lease Corp.
     8.400% due 08/15/2004 (f)                             4,913           5,322
Walt Disney Co.
     4.500% due 09/15/2004                                10,000          10,043
Waste Management, Inc.
     6.625% due 07/15/2002                                 1,100           1,113
     7.700% due 10/01/2002                                 2,500           2,577
     6.500% due 05/14/2004                                 6,500           6,726
     7.000% due 10/15/2006                                 1,250           1,313
     7.125% due 10/01/2007                                 3,955           4,185
     6.875% due 05/15/2009                                 1,500           1,537
     7.375% due 08/01/2010                                 6,500           6,829
     7.650% due 03/15/2011                                 1,859           1,919
     7.100% due 08/01/2026                                   500             521
     7.000% due 07/15/2028                                 6,500           6,098
                                                                        --------
                                                                         553,172
                                                                        --------

28 Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                         Amount            Value
                                                         (000s)           (000s)

Utilities 24.2%
Allete, Inc.
     4.610% due 10/20/2003 (d)                       $    1,500       $    1,503
Arizona Public Service Co.
     8.125% due 03/15/2002                                1,000            1,020
Baltimore Gas & Electric
     6.750% due 12/15/2002                                3,000            3,108
British Telecom PLC
     4.445% due 12/15/2003 (d)                           15,000           15,300
     8.375% due 12/15/2010                               24,200           26,864
Carolina Power & Light Energy, Inc.
     4.225% due 07/29/2002 (d)                            5,800            5,772
Central Power & Light Co.
     4.127% due 11/23/2001 (d)                            6,500            6,509
CenturyTel, Inc.
     7.750% due 10/15/2002                                1,700            1,753
Cincinnati Gas & Electric Co.
     6.450% due 02/15/2004                                3,000            3,122
     6.900% due 06/01/2025                                3,000            3,082
Cinergy Corp.
     6.125% due 04/15/2004                                2,000            2,027
Citizens Communications Co.
     8.500% due 05/15/2006                               10,000           10,785
     9.000% due 08/15/2031                                5,000            5,111
Cleveland Electric Illuminating Co.
     7.670% due 07/01/2004                                4,900            5,225
     9.500% due 05/15/2005                                6,750            6,959
     6.860% due 10/01/2008                                8,444            8,764
CMS Panhandle Holding Co.
     6.125% due 03/15/2004                                1,000            1,018
Commonwealth Edison Co.
     3.091% due 09/30/2002 (d)                            1,400            1,401
     3.216% due 09/30/2003 (d)                            2,000            2,001
Consolidated Natural Gas Co.
     7.250% due 10/01/2004                                3,000            3,223
Detroit Edison Co.
     7.500% due 02/01/2005                                8,000            8,631
Deutsche Telekom AG
     8.000% due 06/15/2010 (g)                           22,200           24,673
Devon Financing Corp. ULC
     6.875% due 09/30/2011                               26,000           25,905
     7.875% due 09/30/2031                                6,750            6,735
Dominion Resources, Inc.
     3.800% due 09/16/2002 (d)                            1,000            1,005
     6.000% due 01/31/2003                                7,130            7,329
     7.600% due 07/15/2003                                5,000            5,312
Dynegy-Roseton Danskamme
     7.270% due 11/08/2010                                5,000            5,087
Edison International, Inc.
     5.929% due 11/01/2001 (d)                              300              293
El Paso Corp.
     7.000% due 05/15/2011                               10,000           10,064
Entergy Gulf States, Inc.
     4.662% due 06/02/2003 (d)                           13,000           13,041
     4.826% due 09/01/2004 (d)                            5,000            5,005
Entergy Louisiana, Inc.
     8.500% due 06/01/2003                                4,000            4,269
Entergy Mississippi, Inc.
     7.750% due 02/15/2003                                1,000            1,046
Exelon Corp.
     5.625% due 11/01/2001                                1,700            1,703
Florida Power Corp.
     6.000% due 07/01/2003                                4,800            4,955
France Telecom
     7.750% due 03/01/2011                               55,200           58,729
Illinois Power Co.
     6.000% due 09/15/2003                                1,500            1,543
Indiana Michigan Power Co.
     4.087% due 09/03/2002 (d)                              700              702
Niagara Mohawk Power Co.
     9.250% due 10/01/2001                                5,800            5,800
     7.250% due 10/01/2002                                2,268            2,333
     5.375% due 10/01/2004                               15,000           15,010
     0.000% due 07/01/2010 (i)                           13,716           12,891
Noram Energy Corp.
     6.375% due 11/01/2003                               10,000           10,453
Ohio Power Co.
     7.000% due 07/01/2004                                4,400            4,643
Phillips Petroleum Co.
     8.750% due 05/25/2010                                5,000            5,873
Public Service Electric & Gas Co.
     6.125% due 08/01/2002                                  450              458
     7.190% due 09/06/2002                                7,150            7,409
     7.750% due 04/15/2011                                7,000            7,610
Public Service Enterprise Group, Inc.
     4.422% due 05/21/2002 (d)                            1,500            1,503
Reliant Energy Resources Corp.
     8.125% due 07/15/2005                                1,400            1,513
Rowan Co., Inc.
     5.880% due 03/15/2012                                3,059            3,208
Scana Corp.
     4.150% due 02/08/2002 (d)                            1,500            1,501
Southern California Edison Co.
     5.879% due 05/01/2002 (d)                            2,000            1,730
Sprint Capital Corp.
     3.860% due 11/15/2001 (d)                            1,500            1,502
Teco Energy, Inc.
     7.000% due 10/01/2015                                2,500            2,571
Texas Utilities Corp.
     5.940% due 10/15/2001                               13,000           13,024
     8.125% due 02/01/2002                                2,000            2,031
     3.715% due 12/20/2002 (d)                           10,200           10,214
     3.750% due 06/15/2003 (d)                           20,000           20,011
Toledo Edison Co.
     7.820% due 03/31/2003                                4,500            4,691
Virginia Electric & Power Co.
     5.750% due 03/31/2006                               10,000           10,285
Williams Cos., Inc.
     4.070% due 11/15/2001 (d)                            6,000            6,008
     4.571% due 07/31/2002 (d)                           13,000           13,020
                                                                      ----------
                                                                         465,866
                                                                      ----------
Total Corporate Bonds & Notes                                          1,554,413
(Cost $1,531,564)                                                     ----------

U.S. TREASURY OBLIGATIONS 1.1%

Treasury Inflation Protected Securities
     3.375% due 01/15/2007 (h)                              560              577
                                                                      ----------
U.S. Treasury Notes
     5.000% due 08/15/2011                               13,725           14,197
     6.250% due 05/15/2030                                5,000            5,565
                                                                      ----------
Total U.S. Treasury Obligations                                           20,339
(Cost $20,280)                                                        ----------

MORTGAGE-BACKED SECURITIES 6.1%

Collateralized Mortgage Obligations 0.3%
GS Mortgage Securities Corp.
     6.526% due 08/15/2011                                5,000            5,169
                                                                      ----------
                                                                           5,169
                                                                      ----------
Fannie Mae 5.0%
     6.000% due 10/15/2031-10/18/2031 (d)(g)             76,000           77,239
     7.000% due 10/15/2031                               17,500           18,101
     7.500% due 10/15/2031                                1,500            1,560
                                                                      ----------
                                                                          96,900
                                                                      ----------
Government National Mortgage Association 0.8%
     7.500% due 10/22/2031                                9,000            9,399
     8.500% due 07/15/2030-08/15/2030 (g)                 6,113            6,470
                                                                      ----------
                                                                          15,869
                                                                      ----------
Other Mortgage-Backed Securities 0.0%
Dillard's, Inc.
     9.500% due 10/15/2001                                  300              300
                                                                      ----------

Total Mortgage-Backed Securities                                         118,238
(Cost $117,201)                                                       ----------

                                           See accompanying notes | 9.30.01 | 29

Investment Grade Corporate Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
ASSET-BACKED SECURITIES 2.9%
Conseco Finance Securitizations Corp.
     7.970% due 05/01/2032                          $    2,000       $    2,201
Denver Arena Trust
     6.940% due 11/15/2019                               2,899            3,023
SC International Services, Inc.
     5.080% due 03/15/2007                               2,000            1,928
Structured Product Asset Trust
     4.795% due 02/12/2003 (d)                          20,000           20,000
     5.086% due 06/20/2004 (d)                          10,000            9,950
Timber Corp.
     5.100% due 11/30/2001                              10,000           10,000
White Mountain
     6.815% due 12/22/2006                               9,000            8,927
                                                                     ----------
Total Asset-Backed Securities                                            56,029
                                                                     ----------
(Cost $55,574)

SOVEREIGN ISSUES 1.3%

Republic of Croatia
     4.529% due 07/31/2006 (d)                           1,672            1,639
United Mexican States
    10.375% due 02/17/2009                              20,000           22,115
                                                                     ----------
Total Sovereign Issues                                                   23,754
                                                                     ----------
(Cost $23,761)

PURCHASED CALL OPTIONS 0.0%

Interest Rate Swap (OTC)
     4.000% due 04/15/2004                              52,500              384
                                                                     ----------
     Strike @ 4.000 Exp. 04/11/2002
Total Purchased Call Options                                                384
                                                                     ----------
(Cost $331)

PREFERRED SECURITY 0.6%
                                                        Shares
UBS Preferred Funding Trust I
     8.622% due 10/29/2049                          10,000,000           11,336
                                                                     ----------
Total Preferred Security                                                 11,336
                                                                     ----------
(Cost $11,232)


SHORT-TERM INSTRUMENTS 11.6%

                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 11.5%
Abbey National North America
     3.550% due 10/24/2001                          $   11,300           11,274
     3.520% due 10/29/2001                              18,000           17,951
American Electric Power, Inc.
     4.260% due 02/13/2002                              10,000            9,905
AT&T Corp.
     4.525% due 08/06/2002                              21,000           21,000
CBA (de) Finance
     3.565% due 10/29/2001                               2,600            2,593
CDC
     3.380% due 10/01/2001                              61,500           61,500
Fannie Mae
     3.545% due 10/18/2001                                 100              100
General Electric Capital Corp.
     3.420% due 12/26/2001                               9,600            9,542
UBS Finance, Inc.
     3.450% due 10/01/2001                              67,500           67,500
Verizon Global Funding
     3.470% due 10/18/2001                              20,000           19,967
                                                                     ----------
                                                                        221,332
                                                                     ----------
                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Repurchase Agreement 0.0%
State Street Bank
     2.600% due 10/01/2001                          $      412       $      412
                                                                     ----------
     (Dated 09/28/2001. Collateralized by Freddie Mac
     4.750% due 05/02/2003 valued at $424.
     Repurchase proceeds are $413.)

U.S. Treasury Bills 0.1%
     3.501% due 10/18/2001 (b)(g)                        2,625            2,621
                                                                     ----------
Total Short-Term Instruments                                            224,365
                                                                     ----------
(Cost $224,280)

Total Investments (a) 104.4%                                         $2,008,858
(Cost $1,984,223)

Written Options (c) (0.0%)                                                 (663)
(Premiums $1,375)

Other Assets and Liabilities (Net) (4.4%)                               (84,432)
                                                                     ----------

Net Assets 100.0%                                                    $1,923,763
                                                                     ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $ 32,569

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (7,934)
                                                                     ----------
Unrealized appreciation-net                                          $   24,635
                                                                     ----------

(b) Securities with an aggregate market value of $2,621 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                                    Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts   Depreciation
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (12/2001)                         54       $      (3)
U.S. Treasury 10 Year Note (12/2001)                       663              858
                                                                     ----------
                                                                     $      855
                                                                     ----------
(c) Premiums received on written options:

                                                     # of
Type                                             Contract    Premium     Value
--------------------------------------------------------------------------------
Put - CME Eurodollar June Futures
   Strike @ 96.000 Exp. 06/17/2002                 2,044     $ 1,017   $    256

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.600 Exp. 04/11/2002             13,000,000         358        407
                                                             ------------------
                                                             $ 1,375   $    663
                                                             ------------------
30 Semi-Annual Report | 9.30.01 | See accompanying notes

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Swap agreements outstanding at September 30, 2001:


                                                                                                Unrealized
                                                                         Notional            Appreciation/
Type                                                                       Amount            (Depreciation)
Receive floating rate based on 3-month LIBOR
plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                                       $    5,000                 $   (334)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2004                                                           50,000                     1,383

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp.12/17/2006                                                            40,000                     1,364

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp.12/17/2006                                                            70,000                     2,405

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp.12/17/2006                                                           149,000                     7,890

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005                                                           40,000                       953

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2011                                                           35,000                       494

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004                                                           14,100                      (19)

Receive a fixed rate equal to 0.830% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.

Broker: UBS-Warburg
Exp. 06/15/2004                                                           15,000                      (28)

Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of WorldCom, Inc. 7.875% due 05/15/2003.

Broker: J.P. Morgan Chase & Co.
Exp. 11/25/2002                                                           21,800                         5
Receive a fixed rate equal to 0.650% and the Fund will
pay to the counterparty at par in the event of default of
Philip Morris Cos., Inc. 7.650% due 07/01/2008.

Broker: Credit Suisse First Boston
Exp. 07/17/2003                                                       $   20,000                 $      26

Pay a fixed rate equal to 0.330% and the Fund will receive from the counterparty at par in the event of default of Sonoco Products Co. 6.75 % due 11/01/2010.

Broker: Goldman Sachs
Exp. 07/31/2006                                                           11,000                         0

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                                           15,000                         1

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due
12/01/2008.

Broker: Lehman Brothers
Exp. 09/01/2003                                                           10,000                         0

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers
Exp. 09/10/2003                                                            8,700                         0

Pay a fixed rate equal to 0.570% and the Fund will pay to the counterparty at par in the event of default of Duke Capital Corp. 7.250% due 10/01/2004.

Broker: Credit Suisse First Boston
Exp. 08/20/2003                                                           10,000                         0

Receive a fixed rate equal to 0.720% and the Fund will pay to the counterparty at par in the event of default of Duke Capital Corp. 7.250% due 10/01/2004.

Broker: Merrill Lynch
Exp. 08/20/2003                                                           10,000                         0

Pay a fixed rate equal to 0.680% and the Fund will pay to the counterparty at par in the event of default of Duke Capital Corp. 7.500% due 10/01/2009.

Broker: Lehman Brothers
Exp. 09/27/2006                                                           10,000                         0

Pay a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of Duke Capital Corp. 7.500% due 10/01/2009.

Broker: Credit Suisse First Boston
Exp. 09/27/2006                                                          10,000                          0
                                                                                                 ---------
                                                                                                 $  14,140
                                                                                                 ---------


(f) Restricted security.

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Security is in default.

                                           See accompanying notes | 9.30.01 | 31

Schedule of Investments
High Yield Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
CORPORATE BONDS & NOTES 79.2%

Banking & Finance 2.3%
Americo Life, Inc.
     9.250% due 06/01/2005                          $       52       $       51
Finova Group, Inc.
     7.500% due 11/15/2009 (c)                           1,600              628
General Motors Acceptance Corp.
     4.530% due 05/16/2003 (d)                             169              168
Golden State Holdings
     7.125% due 08/01/2005                                 183              186
Hollinger Participation Trust
   12.125% due 11/15/2010                                  300              245
Reliance Group Holdings, Inc.
     9.000% due 11/15/2049 (c)                           1,009               40
Wilmingtom Trust (Tucson)
   10.732% due 01/01/2013 (b)                            1,851            2,328
                                                                     ----------
                                                                          3,646
                                                                     ----------
Industrials 62.9%
360 Networks, Inc.
    13.000% due 05/01/2008 (c)                           1,010                8
Alliant Techsystems Inc.
     8.500% due 05/15/2011                                 650              670
Allied Waste Industries, Inc.
     6.100% due 01/15/2003                                 866              866
     7.875% due 03/15/2005                                 422              436
     7.875% due 01/01/2009                                 600              585
American Cellular Corp.
     9.500% due 10/15/2009                               1,000              935
American Media Operation, Inc.
    10.250% due 05/01/2009                                 511              503
AmeriGas Partners LP
    10.000% due 04/15/2006                                 500              525
    10.125% due 04/15/2007                                 633              654
AmerisourceBergen Corp.
     8.125% due 09/01/2008                                 600              623
AM-FM, Inc.
     8.750% due 06/15/2007                               1,193            1,247
     8.000% due 11/01/2008                               1,056            1,101
Arco Chemical Co.
     9.375% due 12/15/2005                               2,000            2,066
Armkel LLC
     9.500% due 08/15/2009                                 500              509
Ball Corp.
     7.750% due 08/01/2006                                 750              754
Beckman Coulter, Inc.
     7.050% due 06/01/2026                                 600              640
Bergen Brunswig Corp.
     7.375% due 01/15/2003                               1,000            1,018
Beverly Enterprises, Inc.
     9.625% due 04/15/2009                               1,250            1,300
Briggs & Stratton Corp.
     8.875% due 03/15/2011                                 600              585
British Sky Broadcasting Group PLC
     7.300% due 10/15/2006                               1,750            1,761
Canadian Forest Oil Ltd.
     8.750% due 09/15/2007                                 918              895
Canwest Media, Inc.
   10.625% due 05/15/2011                                1,000              990
Century Communications Corp.
     9.750% due 02/15/2002                                 137              134
     9.500% due 03/01/2005                               2,000            1,870
CF Cable TV, Inc.
     9.125% due 07/15/2007                               2,451            2,541
Charter Communications Holdings LLC
   10.000% due 04/01/2009                                  200              194
   10.750% due 10/01/2009                                3,000            3,000
Chesapeake Energy Corp.
     8.500% due 03/15/2012                               1,000              965
Crown Castle International Corp.
   10.750% due 08/01/2011                                  700              646
CSC Holdings, Inc.
     7.625% due 04/01/2011                               3,000            2,973
DaVita, Inc.
     9.250% due 04/15/2011                                 400              414

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Diamond Cable Communication Co.
    13.250% due 09/30/2004                         $       316       $      144
    11.750% due 12/15/2005                               1,113              462
Dresser, Inc.
     9.375% due 04/15/2011                                 700              700
Echostar Communications Corp.
     9.250% due 02/01/2006                               1,100            1,086
Equistar Chemicals LP
    10.125% due 09/01/2008                                 700              649
Extended Stay America, Inc.
     9.875% due 06/15/2011                                 400              360
Fairpoint Communications, Inc.
    10.908% due 05/01/2008 (d)                             950              602
Ferrellgas Partners LP
     9.375% due 06/15/2006                                 700              704
Flag Ltd.
     8.250% due 01/30/2008                               1,300              852
Forest Oil Corp.
   10.500% due 01/15/2006                                  757              797
Fox Sports Networks LLC
     8.875% due 08/15/2007                               1,400            1,456
Garden State Newspapers
     8.750% due 10/01/2009                                 400              344
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                                 950              948
HCA - The Healthcare Co.
     7.125% due 06/01/2006                               2,350            2,411
     7.875% due 02/01/2011                               1,000            1,030
HEALTHSOUTH Corp.
     8.500% due 02/01/2008                                 750              778
   10.750% due 10/01/2008                                  300              327
     8.375% due 10/01/2011                               1,000            1,016
HMH Properties, Inc.
     7.875% due 08/01/2005                               1,000              885
Hollinger International Publishing
     8.625% due 03/15/2005                                  52               49
     9.250% due 02/01/2006                                 971              909
     9.250% due 03/15/2007                                 143              134
Horseshoe Gaming Holding
     8.625% due 05/15/2009                               1,050            1,034
Host Marriott LP
     9.250% due 10/01/2007                               1,250            1,119
Huntsman Corp.
     9.500% due 07/01/2007                               2,682              658
International Game Technology
     7.875% due 05/15/2004                               3,000            3,015
Jones Intercable, Inc.
     8.875% due 04/01/2007                               1,069            1,167
Jupiters Ltd.
     8.500% due 03/01/2006                                 725              707
Kmart Corp.
     8.800% due 07/01/2010                                 217              214
     9.350% due 01/02/2020                                 933              793
     9.780% due 01/05/2020                               2,023            1,693
KPNQWest BV
     8.125% due 06/01/2009                                 250              106
Lamar Media Corp.
     9.625% due 12/01/2006                                 150              151
Lear Corp.
     7.960% due 05/15/2005                                 500              494
Lenfest Communications
    10.500% due 06/15/2006                                 110              130
Level 3 Communications, Inc.
     9.125% due 05/01/2008                                 850              359
    11.250% due 03/15/2010                                 211               92
Leviathan Gas Corp.
    10.375% due 06/01/2009                                 702              748
Lin Holdings Corp.
     0.000% due 03/01/2008 (e)                           2,000            1,350
Mandalay Resort Group
     6.750% due 07/15/2003                               2,000            1,820
     6.450% due 02/01/2006                                  21               20
Manor Care, Inc.
     8.000% due 03/01/2008                               1,750            1,808

32 Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
McLeodUSA, Inc.
     0.000% due 03/01/2007 (e)                      $      700       $      217
    12.000% due 07/15/2008                               2,125              648
    11.500% due 05/01/2009                                 211               60
MGM Grand, Inc.
     9.750% due 06/01/2007                               2,000            1,970
Midwest Generation LLC
     8.300% due 07/02/2009                                 500              487
Millenium America, Inc.
     9.250% due 06/15/2008                                 850              803
Mirage Resorts, Inc.
     7.250% due 10/15/2006                                 564              515
Mohegan Tribal Gaming Authority
     8.125% due 01/01/2006                                 500              505
Newpark Resources, Inc.
     8.625% due 12/15/2007                               1,000              923
Nextel Communications, Inc.
     9.375% due 11/15/2009                               1,000              623
Nextel Partners, Inc.
    11.000% due 03/15/2010                                 300              199
NTL, Inc.
    12.750% due 04/15/2005                                 147               82
Omnicare, Inc.
     8.125% due 03/15/2011                                 750              778
Orion Network Systems, Inc.
   11.250% due 01/15/2007                                3,090            1,143
P&L Coal Holdings
     8.875% due 05/15/2008                                 350              362
Park Place Entertainment
     7.875% due 12/15/2005                                 600              572
Pioneer National Resources Co.
     8.250% due 08/15/2007                               1,500            1,551
Price Communications Wireless, Inc.
     9.125% due 12/15/2006                               1,628            1,669
Pride International, Inc.
     9.375% due 05/01/2007                               1,000            1,033
PSS World Medical, Inc.
     8.500% due 10/01/2007                                 600              549
Quebecor Media, Inc.
    11.125% due 07/15/2011                                 900              896
R.H. Donnelly, Inc.
     9.125% due 06/01/2008                               1,420            1,427
Rogers Cablesystems, Inc.
    10.000% due 12/01/2007                                 800              848
Rogers Cantel, Inc.
     8.300% due 10/01/2007                                 944              894
     8.800% due 10/01/2007                                 285              264
     9.375% due 06/01/2008                                 150              147
Safety-Kleen Corp.
     9.250% due 06/01/2008 (c)                           6,016                1
     9.250% due 05/15/2009 (c)                           2,958                0
SC International Services, Inc.
     9.250% due 09/01/2007                               1,000              785
Scotia Pacific Co. LLC
     7.710% due 01/20/2014                                  38               31
SESI LLC
     8.875% due 05/15/2011                               1,000              920
Smith's Food & Drug Centers, Inc.
     8.640% due 07/02/2012                                  61               68
Starwood Hotels & Resorts
     6.330% due 02/23/2003                               1,000              973
Station Casinos, Inc.
     8.375% due 02/15/2008                                 300              284
     8.875% due 12/01/2008                                 169              148
     9.875% due 07/01/2010                                 211              192
Telecorp PCS, Inc.
    10.625% due 07/15/2010                                 500              443
Tembec Industries, Inc.
     8.500% due 02/01/2011                                 750              761
Tenet Healthcare Corp.
     8.625% due 01/15/2007                               1,000            1,053
Time Warner Telecom, Inc.
    10.125% due 02/01/2011                                 300              197
Triad Hospitals, Inc.
    11.000% due 05/15/2009                                 800              866

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Tritel PCS, Inc.
    10.375% due 01/15/2011                          $      700       $     599
U.S. Airways, Inc.
     9.625% due 09/01/2003                                 700             719
     9.330% due 01/01/2006                                 182             183
Univision Communications, Inc.
     7.850% due 07/15/2011                                 800             828
VoiceStream Wireless Corp.
    10.375% due 11/15/2009                                 845             955
Waste Management, Inc.
     7.000% due 05/15/2005                                 137             144
WCG Corp.
     8.250% due 03/15/2004                                 700             715
Western Gas Resources, Inc.
    10.000% due 06/15/2009                               1,000           1,025
World Color Press, Inc.
     8.375% due 11/15/2008                                 587             616
     7.750% due 02/15/2009                                 369             375
Worldwide Fiber, Inc.
    12.000% due 08/01/2009                              11,031              83
XTO Energy Inc.
     8.750% due 11/01/2009                               1,000           1,025
Young Broadcasting, Inc.
     8.750% due 06/15/2007                                 600             495
    10.000% due 03/01/2011                                 700             560
                                                                    ----------
                                                                        99,738
                                                                    ----------
Utilities 14.0%
AES Corp.
     9.375% due 09/15/2010                               1,000             865
     8.875% due 02/15/2011                               2,175           1,849
AT&T Canada, Inc.
    10.625% due 11/01/2008                               2,028           1,114
Calpine Corp.
     8.500% due 05/01/2008                                 800             782
     8.625% due 08/15/2010                               1,450           1,419
     8.500% due 02/15/2011                               1,000             971
Carolina Power & Light Energy, Inc.
     4.225% due 07/29/2002 (d)                             612             609
Citizens Communications Co.
     9.250% due 05/15/2011                               1,000           1,106
CMS Energy Corp.
     7.000% due 01/15/2005                               3,000           2,970
Commonwealth Edison Co.
     6.625% due 12/31/2004                               1,000             998
El Paso Energy Corp.
     8.500% due 06/01/2011                                 585             591
France Telecom
     7.750% due 03/01/2011                                 600             650
Hanover Equipment Trust
     8.500% due 09/01/2008                                 400             403
Koninklijke KPN NV
     8.000% due 10/01/2010                               1,300           1,004
Mediacom Broadband LLC
    11.000% due 07/15/2013                                 750             769
Mission Energy Holding Co.
    13.500% due 07/15/2008                                 200             203
Niagara Mohawk Power Co.
     0.000% due 07/01/2010 (e)                             900             846
Telewest Credit Links
    10.875% due 02/07/2005                               3,000           2,914
Williams Cos., Inc.
     4.570% due 11/15/2001 (d)                           1,288           1,289
XO Communications, Inc.
    12.750% due 12/15/2007                               3,000             615
     0.000% due 04/15/2008 (e)                           3,000             285
                                                                    ----------
                                                                        22,252
                                                                    ----------
Total Corporate Bonds & Notes                                          125,636
                                                                    ----------
(Cost $147,570)

                                           See accompanying notes | 9.30.01 | 33

High Yield Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
MORTGAGE-BACKED SECURITIES 6.4%

Collateralized Mortgage Obligations 6.3%
Federal Deposit Insurance Corp.
        5.313% due 11/25/2026 (d)                   $      400       $      400
LTC Commercial Corp.
        9.200% due 08/04/2023                            1,000              903
        7.970% due 04/15/2028                            1,069            1,022
NationsBanc Mortgage Capital Corp.
        8.035% due 05/25/2028                              800              725
Red Mountain Funding Corp.
        9.150% due 11/28/2027                            1,210              816
Resolution Trust Corp.
        6.900% due 02/25/2027                              861              855
        7.000% due 05/25/2027                            1,160            1,158
Structured Asset Securities Corp.
        7.050% due 11/25/2007                            4,000            4,121
                                                                     ----------
                                                                         10,000
                                                                     ----------
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
        7.000% due 07/25/2008                              290               36
        7.000% due 04/25/2019                              953               25
        7.000% due 12/25/2021                              463               44
                                                                     ----------
                                                                            105
                                                                     ----------
Total Mortgage-Backed Securities                                         10,105
(Cost $9,881)                                                        ----------

ASSET-BACKED SECURITIES 7.3%

Airplanes Pass Through Trust
       10.875% due 03/15/2019                            3,050            1,578
Airtrust
       10.582% due 06/01/2013                            2,351              846
Allied Waste Industries, Inc.
        5.812% due 07/21/2006                               63               62
        6.125% due 07/21/2006                              251              249
        6.125% due 07/21/2006                              283              281
        6.125% due 07/21/2007 (d)                          147              145
        6.500% due 07/21/2007                               63               62
        6.625% due 07/30/2007 (d)                          692              685
Conseco Finance
        9.300% due 10/15/2030                            2,000            2,185
Green Tree Financial Corp.
        8.000% due 07/15/2018                            1,000              869
Kinetic Concepts, Inc.
        6.710% due 12/31/2004                              625              621
        6.960% due 12/31/2004                              625              621
Stone Container Corp.
        6.125% due 10/01/2005                              269              268
        9.500% due 10/01/2005                              231              231
        7.125% due 03/31/2006                              500              500
Timber Corp.
        4.830% due 11/30/2001                            2,300            2,300
                                                                     ----------
Total Asset-Backed Securities                                            11,503
(Cost $12,123)                                                       ----------

SOVEREIGN ISSUES 0.3%

Republic of Egypt
        8.750% due 07/11/2011                              500              446
                                                                     ----------
Total Sovereign Issues                                                      446
(Cost $499)                                                          ----------

CONVERTIBLE BONDS & NOTES 1.5%

Health Care 0.4%
Tenet Healthcare Corp.
        6.000% due 12/01/2005                              686              623
                                                                     ----------

Industrial 1.1%
American Tower
        5.000% due 02/15/2010                              500              363
Hilton Hotels Corp.
        5.000% due 05/15/2006                              211              173

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Waste Management, Inc.
        4.000% due 02/01/2002                       $    1,162       $    1,162
                                                                     ----------
                                                                          1,698
                                                                     ----------
Total Convertible Bonds & Notes                                           2,321
(Cost $2,288)                                                        ----------

     PREFERRED STOCK 1.0%
                                                        Shares
Newscorp Overseas Ltd.
        8.625% due 12/31/2049                           28,100              677
Primedia, Inc.
        9.200% due 11/01/2009                           14,700              592
        8.625% due 04/01/2010                           10,500              423
                                                                     ----------

Total Preferred Stock                                                     1,692
(Cost $2,587)                                                        ----------

     SHORT-TERM INSTRUMENTS 1.3%
                                                          Principal
                                                            Amount
                                                            (000s)
Commercial Paper 0.9%
CDC
        3.380% due 10/01/2001                             $     1,500     1,500


Repurchase Agreement 0.4%
State Street Bank
        2.600% due 10/01/2001                                     619       619
        (Dated 09/28/2001. Collateralized by Federal Home
        Loan Bank 5.020% due 05/02/2003 valued at $634.
        Repurchase proceeds are $619.)

Total Short-Term Instruments                                              2,119
(Cost $2,119)                                                         ---------

Total Investments (a) 97.0%                                           $ 153,822
(Cost $177,067)

Other Assets and Liabilities (Net) 3.0%                                   4,744
                                                                     ----------

Net Assets 100.0%                                                     $ 158,566
                                                                     ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $   2,871

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (26,116)
                                                                     ----------
Unrealized depreciation-net                                          $ (23,245)
                                                                     ----------

(b) Restricted security.

(c) Security is in default.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Security becomes interest bearing at a future date.

(f) Foreign forward currency contracts outstanding at September 30, 2001:

                            Principal
                            Amount
                            Covered by          Settlement          Unrealized
Type       Currency         Contract                 Month        Appreciation
--------------------------------------------------------------------------------
Sell             EC         298                    10/2001           $        1
                                                                     ----------

(g) Principal amount denoted in indicated currency:

     EC - Euro

34 Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Mortgage Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
CORPORATE BONDS & NOTES 3.9%

Banking & Finance 2.0%
Bankers Trust Corp.
   5.508% due 05/11/2003 (d)                        $    2,000       $    2,006
Bear Stearns Co., Inc.
   4.060% due 03/28/2003 (d)                             9,700            9,695
   3.970% due 05/06/2003 (d)                             1,300            1,303
   4.446% due 05/16/2003 (d)                             2,500            2,503
   2.863% due 07/22/2003 (d)                             3,200            3,193
   3.882% due 06/01/2004 (d)                             2,700            2,707
   4.560% due 11/30/2004 (d)                             6,200            6,218
Capital One Bank
   4.950% due 01/27/2004 (d)                             9,800            9,792
Finova Group, Inc.
   7.500% due 11/15/2009 (j)                             1,050              412
Ford Motor Credit Co.
   3.303% due 06/23/2003 (d)                             2,000            1,982
   3.772% due 11/24/2003 (d)                             3,000            2,958
   4.110% due 07/19/2004 (d)                             8,500            8,351
General Motors Acceptance Corp.
   3.748% due 02/14/2003 (d)                             4,500            4,444
   4.828% due 07/20/2003 (d)                               517              517
   4.000% due 08/04/2003 (d)                               900              888
   3.452% due 03/22/2004 (d)                             6,000            5,927
   4.070% due 04/05/2004 (d)                            14,600           14,310
   5.096% due 04/05/2004 (d)                             1,700            1,663
   4.060% due 07/21/2004 (d)                               200              194
   4.788% due 09/20/2004 (d)                               933              931
Goldman Sachs Group, Inc.
   4.990% due 01/17/2003 (d)                             1,000            1,001
Heller Financial, Inc.
   4.040% due 10/22/2001 (d)                               600              600
   3.360% due 03/20/2002 (d)                             1,800            1,803
   3.750% due 06/10/2002 (d)                             3,000            3,009
Household Bank
   4.571% due 10/22/2003 (d)                             7,000            6,944
Lehman Brothers Holdings, Inc.
   5.560% due 07/15/2002 (d)                             1,200            1,206
   4.220% due 04/04/2003 (d)                             6,100            6,111
MBNA Corp.
   5.435% due 12/10/2002 (d)                             7,250            7,178
Morgan Stanley, Dean Witter & Co.
   3.747% due 02/21/2003 (d)                             1,500            1,502
Protective Life Funding Trust
   5.158% due 01/17/2003 (d)                             2,000            2,007
Qwest Capital Funding, Inc.
   5.253% due 07/08/2002 (d)                             4,000            4,006
Salomon, Smith Barney Holdings
   4.305% due 02/11/2003 (d)                             1,200            1,203
                                                                     ----------
                                                                        116,564
                                                                     ----------
Industrials 0.9%
Coastal Corp.
   3.912% due 03/01/2002 (d)                             8,100            8,113
Cox Enterprises, Inc.
   4.578% due 05/01/2033 (d)                             3,500            3,524
Delta Air Lines, Inc.
   7.379% due 05/18/2010                                 1,920            1,988
Racers
   3.712% due 03/03/2003 (d)                             8,200            8,217
   5.206% due 04/01/2003 (d)                            10,000           10,000
Staples, Inc.
   4.362% due 11/26/2001 (d)                             9,000            9,013
TCI Communications, Inc.
   3.810% due 03/11/2003 (d)                             1,000            1,006
Union Pacific Corp.
   4.340% due 07/01/2002 (d)                            10,000           10,016
                                                                     ----------
                                                                         51,877
                                                                     ----------
Utilities 1.0%
Arizona Public Service Co.
   4.790% due 10/15/2001 (d)                             2,800            2,803
Burlington Resourses, Inc.
   8.500% due 10/01/2001                                 2,895            2,895
Central Power & Light Co.
   4.505% due 02/22/2002 (d)                             5,000            5,008


                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Dominion Resources, Inc.
     7.600% due 07/15/2003                          $    5,000       $    5,312
Entergy Gulf States, Inc.
     4.662% due 06/02/2003 (d)                           1,100            1,103
France Telecom
     6.307% due 03/14/2003 (d)                           2,800            2,831
Hawaiian Electric Industries, Inc.
     5.810% due 04/15/2003 (d)                           3,000            3,006
Oneok, Inc.
     5.065% due 04/24/2002 (d)                           4,000            4,006
Sierra Pacific Resources
     4.410% due 04/20/2002 (d)                          24,000           23,779
Sprint Capital Corp.
     3.870% due 06/10/2002 (d)                           1,000            1,003
Williams Cos., Inc.
     4.570% due 11/15/2001 (d)                           5,400            5,407
                                                                     ----------
                                                                         57,153
                                                                     ----------
Total Corporate Bonds & Notes                                           225,594
                                                                     ----------
(Cost $226,344)

   MUNICIPAL BONDS & NOTES 0.4%

Indiana 0.1%
Indiana State Housing Finance Authority
Single Family Mortgage Revenue Bonds,
Series 2000
7.340% due 07/01/2030                                    6,825            7,318
                                                                     ----------
Kansas 0.1%
Sedgwick & Shawnee County, Kansas
Single Family Revenue Bonds,
(GNMA/FNMA COLL Insured), Series 2001
5.450% due 12/01/2011                                    2,500            2,540
                                                                     ----------
Louisiana 0.1%
Louisiana Housing Finance Agency
Mortgage Revenue Bonds,
(GNMA Insured), Series 2000
7.330% due 12/01/2030                                    5,000            5,316
                                                                     ----------
Massachusetts 0.0%
Massachusetts State Development
Financial Agency Revenue Bonds,
(GNMA Insured), Series 2000
9.000% due 06/20/2031                                    1,895            2,193
                                                                     ----------
Missouri 0.1%
Missouri State Housing Development
Community Revenue Bonds,
(GNMA/FNMA Insured), Series 2001
6.000% due 03/01/2032                                    6,650            6,847
                                                                     ----------
Texas 0.0%
Ennis Texas Economic Development
Corporate Sales Tax
Revenue Bonds, (FGIC Insured), Series
1999
0.000% due 08/01/2034                                    7,990              854
                                                                     ----------
Total Municipal Bonds & Notes                                            25,068
                                                                     ----------
(Cost $23,576)

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
     4.700% due 05/23/2003                              10,000           10,145
     7.125% due 06/15/2010                               6,100            6,941
Federal Home Loan Bank
     6.500% due 10/07/2013                                 500              500
     6.100% due 10/28/2013                               1,000            1,001
     6.320% due 11/05/2013                                 500              501
     6.375% due 11/05/2013                                 500              501
     6.500% due 11/18/2013                                 500              502
     6.500% due 01/06/2014                                 500              500
     6.330% due 01/07/2014                               1,000            1,007

                                           See accompanying notes | 9.30.01 | 35

Mortgage Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Small Business Administration
     7.449% due 08/01/2010                          $      696       $      761
     6.640% due 02/01/2011                               5,500            5,737
     8.000% due 07/01/2014                               3,386            3,687
     7.060% due 11/01/2019                               1,378            1,461
                                                                     ----------
Total U.S. Government Agencies                                           33,244
                                                                     ----------
(Cost $31,896)

U.S. TREASURY OBLIGATIONS 11.1%

Treasury Inflation Protected Securities (f)
     3.625% due 07/15/2002 (b)                           5,209            5,300
     3.375% due 01/15/2007                             451,493          464,615
     3.625% due 01/15/2008                              56,363           58,495
     3.625% due 01/15/2010                             105,501          113,908
                                                                     ----------
Total U.S. Treasury Obligations                                         642,318
                                                                     ----------
(Cost $630,517)

MORTGAGE-BACKED SECURITIES 103.3%

Collateralized Mortgage Obligations 28.5%
ABN AMRO Mortgage Corp.
     6.750% due 09/25/2028                              16,142           16,604
     6.300% due 04/25/2029                               1,070            1,104
     6.500% due 06/25/2029                               2,100            2,117
Aetna Commercial Trust
     7.100% due 12/26/2030                               4,000            4,191
Allied Capital Commercial Mortgage Trust
     6.310% due 09/25/2003                                  26               26
American Southwest Financial Securities Corp.
     7.248% due 11/25/2038                               1,832            1,846
Aurora Loan Services
     4.280% due 05/25/2030 (d)                           1,437            1,439
Bank of America Large Loan, Inc.
     4.280% due 01/27/2006 (d)                          45,500           40,950
Bank of America Mortgage Securities, Inc.
     6.250% due 07/25/2014                               2,613            2,667
     6.650% due 07/25/2028                                 407              414
     6.500% due 04/25/2029                                 149              150
     6.500% due 05/25/2029                               1,000            1,003
     7.250% due 10/25/2029                               2,300            2,385
Bear Stearns Adjustable Rate Mortgage Trust
     7.490% due 12/25/2030 (d)                           1,739            1,763
     6.397% due 09/25/2031 (d)                           1,983            2,010
     6.819% due 01/25/2032 (d)                             498              510
Bear Stearns Mortgage Securities, Inc.
     7.335% due 05/25/2023 (d)                           1,588            1,631
     6.500% due 12/28/2023                               5,200            5,111
     7.000% due 08/25/2024                               1,000            1,041
     6.500% due 08/25/2024                               1,401            1,418
     7.000% due 01/25/2028                              13,886           14,456
     7.022% due 06/25/2031 (d)                           1,515            1,502
CDC Depositor Trust I
     3.917% due 01/15/2003 (d)                           1,206            1,206
Cendant Mortgage Corp.
     6.750% due 05/18/2012                               8,350            8,711
     7.250% due 04/18/2013                               5,638            5,710
     7.250% due 05/18/2013                               7,184            7,376
     6.500% due 01/15/2016                                 861              876
     7.500% due 06/18/2030                               6,000            6,312
     3.161% due 07/25/2030 (d)                           7,464            7,464
Chase Commercial Mortgage Securities Corp.
     7.600% due 12/18/2005                               1,032            1,096
Chase Mortgage Finance Corp.
     6.750% due 11/25/2024                               1,000              964
     6.750% due 06/25/2028                               2,000            2,059
     6.500% due 07/25/2028                                 785              795
     6.100% due 02/25/2029                               4,738            4,828
     7.750% due 04/25/2030                               8,848            9,240
Citicorp Mortgage Securities, Inc.
     6.000% due 01/25/2009                                 473              475
     6.500% due 02/25/2024                               2,371            2,333
     6.250% due 08/25/2024                                 490              487
     7.250% due 08/25/2027                               9,500            9,746

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
     6.500% due 03/25/2029                          $    4,000       $    4,051
     7.500% due 10/25/2030                               1,070            1,129
CMC Securities Corp. III
     5.250% due 02/25/2009                               7,432            7,458
     6.750% due 11/25/2023                                 590              593
     6.150% due 05/25/2028                                  17               17
CMC Securities Corp. IV
     7.250% due 11/25/2027                               3,423            3,561
Collateralized Mortgage Securities Corp.
   10.950% due 02/01/2014                                  751              796
COMM
     3.787% due 12/16/2011 (d)                             798              799
     3.957% due 12/16/2011 (d)                           2,000            2,004
Commercial Mortgage Acceptance Corp.
     5.800% due 03/15/2006                                 204              212
Commercial Mortgage Asset Trust
     6.640% due 09/17/2010                               7,000            7,457
Countrywide Funding Corp.
     6.000% due 05/25/2009                                 623              622
     6.500% due 02/25/2024                               8,500            8,627
     6.630% due 02/25/2024                               7,300            7,466
     6.880% due 03/25/2024                               2,000            2,066
Countrywide Home Loans
     6.500% due 07/25/2013                               1,705            1,768
     6.750% due 08/25/2028                                 708              707
     6.000% due 08/25/2029                                 497              497
     7.500% due 01/25/2031                               7,000            7,241
     6.099% due 07/19/2031 (d)                           8,209            8,431
     6.750% due 07/25/2031                               7,032            6,637
CS First Boston Mortgage Securities Corp.
     6.850% due 12/17/2007                              22,000           23,176
     6.960% due 06/20/2029                               2,018            2,078
     6.400% due 01/17/2035                                 993            1,032
DLJ Commercial Mortgage Corp.
     4.333% due 07/05/2008 (d)                           2,299            2,310
DLJ Mortgage Acceptance Corp.
     7.580% due 02/12/2006 (d)                           4,800            5,202
     8.016% due 11/25/2023 (d)                             475              484
     8.417% due 10/25/2024 (d)                             513              564
     7.550% due 12/28/2026 (d)(g)                        5,083            5,081
     6.850% due 12/17/2027                                 265              281
DVI Business Credit Receivable Corp. III
     4.802% due 10/15/2003 (d)                           6,150            6,184
Enterprise Mortgage Acceptance Co.
     6.110% due 01/15/2005                                 620              626
E-Trade Bank Adjustable Rate Mortgage Trust
     7.127% due 08/25/2031 (d)                          14,236           14,841
     7.174% due 09/25/2031                              23,816           24,218
Fairfax Funding Trust
     6.483% due 04/02/2013                                 250              264
Fannie Mae
     6.270% due 09/25/2007                               3,000            3,131
     6.500% due 05/25/2008                                 500              520
     6.500% due 02/25/2009                               1,443            1,503
     4.000% due 02/25/2009                                 674              664
     6.000% due 03/25/2009                                 313              313
     6.500% due 07/18/2012                               6,314            6,574
     6.250% due 12/25/2013                              14,590           14,882
     6.000% due 01/25/2019                                 323              325
     6.500% due 03/25/2019                               1,115            1,125
     6.500% due 04/25/2019                                 367              367
     6.500% due 08/25/2019                                 175              175
     7.000% due 03/25/2020                                 927              961
     9.000% due 06/25/2020                               2,561            2,733
     6.350% due 06/25/2020                               1,000            1,031
     7.000% due 08/25/2020                                 136              141
     9.500% due 11/25/2020                               7,581            8,163
     9.000% due 03/25/2021                               1,062            1,139
     6.500% due 05/25/2021                                 201              204
     6.100% due 08/25/2021                               1,793            1,794
     7.500% due 01/25/2022                               2,783            2,842
     8.000% due 03/25/2022                                   4                4
     6.500% due 04/25/2022                                 156              159
     7.000% due 06/25/2022                                 660              691
     7.800% due 10/25/2022                                 660              702

36 Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
     7.000% due 10/25/2022                          $    1,165       $    1,208
     7.500% due 03/25/2023                               1,930            2,069
     5.000% due 04/25/2023                                 230              203
     6.500% due 05/25/2023                               2,500            2,588
     6.000% due 08/25/2023                               1,574            1,369
     6.500% due 09/18/2023                               1,864            1,885
     7.500% due 09/20/2023                                 599              603
     3.237% due 09/25/2023 (d)                           8,469            8,469
     7.000% due 09/25/2023                               5,244            5,320
     7.000% due 10/25/2023                                 147              149
     7.000% due 12/25/2023                               2,729            2,906
     6.500% due 01/25/2024                               1,750            1,777
     6.500% due 02/25/2024                               2,635            2,629
     7.000% due 04/25/2024                               2,517            2,622
     6.000% due 07/15/2024                               2,227            2,242
     6.600% due 05/18/2025                               1,256            1,308
     7.500% due 11/17/2025                                 968            1,021
     7.500% due 11/20/2026                               9,051            9,694
     7.000% due 11/25/2026                               2,819            2,939
     7.000% due 12/25/2026                               1,401            1,447
     7.500% due 04/18/2027                               2,443            2,610
     6.850% due 12/18/2027                               4,000            4,128
     7.000% due 12/20/2027                               2,598            2,686
     6.500% due 04/18/2028                                 211              211
     6.500% due 05/18/2028                               3,744            3,693
     6.500% due 06/25/2028                               6,000            6,183
     6.000% due 07/18/2028                               7,167            6,764
     6.500% due 10/25/2028                               3,644            3,539
     5.000% due 11/25/2028                                 278              181
     6.290% due 02/25/2029                               1,500            1,483
     3.946% due 10/18/2030 (d)                             887              889
     6.750% due 08/21/2031                              11,975           12,251
     8.909% due 06/25/2032                               3,508            3,794
     6.390% due 05/25/2036                               2,434            2,292
     7.410% due 01/17/2037                                 208              212
     6.500% due 06/17/2038                               1,000            1,039
     6.500% due 09/17/2038                               5,912            5,735
     7.372% due 01/17/2040 (d)                           4,493            4,453
Fannie Mae Grantor Trust
     7.500% due 07/25/2028                               2,366            2,468
FDIC Remic Trust
     6.750% due 05/25/2026                                  50               51
Federal Agricultural Mortgage Corp.
     8.314% due 04/25/2030                               7,233            7,994
FFCA Secured Lending Corp.
     7.130% due 08/18/2008                               3,954            4,168
     7.270% due 02/18/2011                               9,281            9,908
     7.850% due 05/18/2017                              16,900           17,833
     7.770% due 02/18/2019                              20,000           21,498
     8.970% due 02/18/2020                               4,000            4,313
First Boston Mortgage Securities Corp.
     6.750% due 09/25/2006                               1,051            1,081
First Horizon Asset Securities
     7.500% due 12/25/2030                               5,800            5,952
First Nationwide Trust
     8.000% due 10/25/2030                               2,371            2,492
     4.170% due 09/25/2031 (d)                          10,000           10,135
Freddie Mac
     7.000% due 05/15/2004                               2,214            2,264
     8.000% due 01/01/2005                                  36               36
     6.500% due 05/15/2005                                 165              166
     6.750% due 03/15/2007                                 166              168
     6.250% due 11/15/2008                                   1                1
     8.000% due 03/01/2009                                  30               30
     6.250% due 01/15/2017                                 146              146
     6.300% due 10/15/2019                                 284              284
     6.900% due 04/25/2020                                 682              691
     7.000% due 10/15/2020                               6,079            6,148
     7.000% due 11/15/2020                                 788              808
     9.500% due 12/15/2020                               2,497            2,629
     9.000% due 12/15/2020                                 254              267
     6.250% due 01/15/2021                                 313              317
     9.000% due 02/15/2021                               3,864            4,064
     6.500% due 03/15/2021                               1,582            1,618
     6.000% due 04/15/2021                               5,415            5,478

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
     9.500% due 07/15/2021                          $      589       $      597
     7.000% due 10/15/2021                                  28               29
     6.000% due 10/15/2022                                 450              464
     6.500% due 12/17/2022                                 793              816
     7.500% due 03/15/2023                               1,888            2,030
     7.000% due 05/15/2023                                 327              339
     7.500% due 07/15/2023                               2,281            2,400
     7.000% due 07/15/2023                               3,632            3,741
     6.250% due 09/15/2023                               6,257            6,227
     6.500% due 11/25/2023                               3,323            3,105
     6.000% due 12/15/2023                                 417              409
     6.500% due 01/15/2024                               1,480            1,482
     6.800% due 02/15/2024                               1,477            1,482
     6.500% due 03/15/2024                               1,626            1,643
     6.250% due 07/15/2024                               2,255            2,352
     8.500% due 03/15/2025                               2,359            2,551
     7.000% due 01/01/2026                                 197              205
     7.000% due 04/15/2026                               2,919            3,116
     6.000% due 09/15/2026                               7,081            7,084
     6.250% due 11/15/2026                               2,200            2,248
     6.500% due 06/15/2027                                 430              431
     6.500% due 01/15/2028                               2,537            2,535
     3.987% due 02/15/2028 (d)                           3,915            3,936
     6.250% due 03/15/2028                               3,000            2,989
     6.500% due 04/15/2028                              10,361            9,915
     6.000% due 05/15/2028                               6,000            5,846
     6.500% due 06/15/2028                               6,790            6,555
     6.500% due 08/15/2028                                 977              948
     6.000% due 11/25/2028                                 592              517
     6.000% due 12/15/2028                               4,000            3,733
     6.250% due 12/15/2028                               2,147            2,086
     6.000% due 02/15/2029                               2,334            2,153
     6.500% due 03/15/2029                               8,140            8,009
     7.500% due 02/01/2030                                 260              270
     6.500% due 05/15/2031                               2,044            1,889
     6.500% due 07/15/2031                               6,000            5,542
     7.000% due 09/17/2031                               4,574            4,857
     6.105% due 08/15/2032 (d)                           8,985            9,144
General Electric Capital Mortgage Services, Inc.
     7.000% due 11/25/2007                               1,918            1,990
     6.750% due 03/25/2011                               1,400            1,430
     6.250% due 04/25/2014                               2,986            3,050
     6.500% due 09/25/2023                               1,000              981
     6.500% due 11/25/2023                              17,000           17,312
     7.500% due 03/25/2027                               2,800            2,887
     7.000% due 10/25/2027                              10,493           10,745
     7.000% due 11/25/2027                              15,143           15,761
     6.500% due 05/25/2029                                 900              910
     6.750% due 08/25/2029                               2,507            2,513
     7.250% due 08/25/2029                                 300              311
     7.750% due 04/25/2030                               2,000            2,083
German American Capital Corp.
     7.000% due 08/12/2010 (d)                           4,000            4,369
GMAC Commercial Mortgage Corp.
     4.331% due 02/20/2003 (d)                             750              751
     4.464% due 09/20/2005 (d)                           4,200            4,201
GMAC Commercial Mortgage Securities, Inc.
     6.411% due 11/15/2007                                 954              998
     7.151% due 02/15/2008 (d)                          12,703           13,737
     6.700% due 03/15/2008                               7,150            7,545
     6.420% due 08/15/2008                                 589              620
Golden Mortgage Loan
     7.875% due 02/25/2031 (d)                           8,361            8,492
Government Lease Trust
     4.000% due 05/18/2011                               6,300            5,322
Government National Mortgage Association
     8.000% due 11/01/2013                               3,472            3,868
     5.650% due 10/20/2018                                  30               30
     7.250% due 12/16/2023                               3,318            3,369
     7.000% due 07/16/2026                               1,426            1,484
     7.500% due 08/20/2028                               4,674            5,045
     6.500% due 09/20/2028                               2,429            2,345
     6.500% due 01/20/2029                               3,566            3,458
     7.000% due 02/16/2029                               1,000            1,032

                                           See accompanying notes | 9.30.01 | 37

Mortgage Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
   6.250% due 03/16/2029                            $    2,500       $    2,407
   6.500% due 03/20/2029                                 2,400            2,419
   6.500% due 04/20/2029                                 4,971            4,693
   6.500% due 08/20/2029                                15,218           14,217
   7.000% due 01/16/2030                                 3,314            3,262
   8.000% due 01/16/2030                                 2,284            2,461
   3.987% due 02/16/2030 (d)                             7,549            7,596
   7.500% due 02/20/2030                                 2,000            2,084
   8.000% due 03/20/2030                                 2,000            2,177
   3.937% due 10/16/2030 (d)                             2,523            2,523
Guardian Savings & Loan Association
   7.792% due 07/25/2019 (d)                                59               60
G-Wing Ltd.
   4.972% due 11/06/2003 (d)                             3,698            3,698
   6.380% due 05/06/2004 (d)                            10,000           10,000
Headlands Mortgage Securities, Inc.
   7.155% due 12/25/2012                                   760              774
Hilton Hotel Pool Trust
   7.055% due 01/03/2010                                16,074           17,288
   4.140% due 10/03/2010 (d)                            40,000           40,000
   4.240% due 10/03/2010 (d)                            15,000           15,000
Holmes Financing PLC
   5.030% due 07/15/2040 (d)                            11,750           11,750
Host Marriott Pool Trust
   7.970% due 08/03/2009                                16,990           18,762
Housing Securities, Inc.
   6.500% due 07/25/2009                                   383              396
Impac CMB Trust
   4.109% due 11/25/2031 (d)                             2,581            2,585
IMPAC Commercial Holdings, Inc.
   7.580% due 08/20/2030                                 1,500            1,546
IMPAC Secured Assets CMN Owner Trust
   6.850% due 07/25/2028                                12,535           13,024
IMPAC Trust
   4.489% due 11/25/2031 (d)                            14,000           14,000
Independent National Mortgage Corp.
   8.987% due 01/25/2025 (d)                                60               61
J.P. Morgan Commercial Mortgage Finance Corp.
   3.767% due 04/15/2010 (d)                             1,154            1,155
Long Beach Mortgage Loan Trust
   8.396% due 01/20/2017 (d)                             6,114            6,923
LTC Commercial Mortgage
   6.029% due 05/28/2030                                 1,454            1,483
Mellon Residential Funding Corp.
   5.652% due 06/25/2028                                   350              349
   6.460% due 07/25/2029 (d)                                23               23
Merrill Lynch Mortgage Investors, Inc.
   6.050% due 10/15/2008                                 2,505            2,548
   7.063% due 12/26/2025                                   296              310
   6.950% due 06/18/2029                                 2,242            2,341
   6.220% due 02/15/2030                                 1,317            1,376
Morgan Stanley Capital I
   6.440% due 11/15/2002                                    77               78
   7.266% due 01/16/2006                                 1,826            1,958
   6.860% due 05/15/2006 (d)                             1,525            1,605
   6.190% due 01/15/2007                                 3,284            3,432
   7.460% due 02/15/2020                                 4,285            4,590
   6.860% due 08/15/2023                                 3,360            3,596
   5.990% due 01/15/2028                                   199              206
Morgan Stanley Dean Witter Capital I
   7.068% due 07/11/2011                                 5,000            5,164
Morgan Stanley Mortgage Trust
   7.000% due 07/20/2021                                 1,181            1,195
NationsBanc Montgomery Funding Corp.
   6.500% due 07/25/2028                                 3,000            3,061
Nationslink Funding Corp.
   6.654% due 02/10/2006                                26,000           27,528
   7.181% due 12/20/2006                                23,298           25,261
   4.056% due 04/10/2007 (d)                             2,235            2,236
Nomura Depositor Trust
   3.767% due 02/15/2034 (d)                                89               89
Norwest Asset Securities Corp.
   6.250% due 06/25/2014                                 3,320            3,390
   7.250% due 10/25/2027                                 8,400            8,746
   6.250% due 08/25/2028                                   832              839

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
   6.750% due 10/25/2028                            $    8,607       $    8,903
   6.250% due 12/25/2028                                 2,000            2,007
   6.250% due 05/25/2029                                   500              474
   6.000% due 07/25/2029                                 5,600            5,624
   6.500% due 10/25/2029                                 5,875            5,911
   7.000% due 11/25/2029                                 4,904            5,115
   7.250% due 02/25/2030                                 3,257            3,380
Norwest Integrated Structured Assets,Inc.
   7.000% due 06/25/2028                                 3,000            3,127
   7.000% due 09/25/2029                                 2,808            2,922
Paine Webber Mortgage Acceptance Corp.
   6.500% due 06/25/2008                                 1,000            1,007
   6.750% due 04/25/2024                                   776              780
PHH Mortgage Services Corp.
   7.172% due 11/18/2027                                 1,879            1,944
PNC Mortgage Acceptance Corp.
   7.520% due 07/15/2008                                 1,019            1,114
PNC Mortgage Securities Corp.
   7.000% due 12/25/2027                                 5,200            5,368
   6.625% due 03/25/2028                                 1,091            1,097
   6.750% due 10/25/2028                                 7,248            7,303
   6.750% due 04/25/2029                                   200              206
   6.500% due 06/25/2029                                 4,525            4,441
   6.750% due 08/25/2029                                 1,638            1,646
   7.250% due 10/25/2029                                 2,481            2,604
   4.462% due 12/25/2030 (d)                            30,527           30,660
Prudential Home Mortgage Securities
   6.750% due 11/25/2007                                   860              864
   7.000% due 01/25/2008                                   400              405
   6.000% due 02/25/2009                                21,588           21,734
   6.600% due 08/25/2023                                 1,128            1,131
   6.750% due 11/25/2023                                 1,426            1,455
   6.750% due 01/25/2024                                 2,716            2,739
   6.500% due 01/25/2024                                 3,430            3,401
   6.800% due 05/25/2024                                 4,134            4,330
Prudential Securities Secured Financing Corp.
   7.000% due 09/25/2020                                 1,025            1,043
Residential Accredit Loans, Inc.
   7.250% due 06/25/2027                                 4,357            4,447
   6.750% due 06/25/2029                                 3,000            3,089
   7.750% due 10/25/2029                                 2,597            2,666
   7.750% due 03/25/2030                                   883              887
Residential Asset Securitization Trust
   6.500% due 09/25/2014                                 3,268            3,358
   6.250% due 11/25/2028                                 4,000            4,077
Residential Funding Mortgage Securities I
   6.981% due 06/25/2008                                 2,187            2,207
   6.478% due 10/25/2008                                 1,173            1,185
   7.000% due 05/25/2012                                 2,687            2,766
   6.500% due 12/25/2012                                 8,565            8,816
   6.500% due 04/25/2013                                 2,524            2,596
   6.250% due 03/25/2014                                   889              908
   6.500% due 12/25/2023                                 8,884            9,190
   8.278% due 03/25/2025 (d)                               492              492
   7.000% due 03/25/2026                                 4,295            4,472
   7.000% due 10/25/2027                                 4,500            4,692
   7.000% due 11/25/2027                                 7,600            7,897
   7.000% due 12/25/2027                                 2,870            2,986
   6.750% due 03/25/2028                                 2,000            2,058
   6.750% due 05/25/2028                                 2,170            2,248
   6.750% due 06/25/2028                                 1,629            1,635
   6.250% due 11/25/2028                                 6,000            6,003
   6.500% due 03/25/2029                                 5,000            5,067
   6.500% due 04/25/2029                                 4,200            4,237
   7.500% due 11/25/2029                                 5,000            5,191
   7.750% due 09/25/2030                                 4,962            5,089
   7.500% due 11/25/2030                                 3,283            3,339
   6.325% due 06/25/2031                                 1,854            1,879
Residential Mortgage Securities
   3.843% due 02/09/2020 (d)                             2,726            2,726
   3.993% due 02/09/2028 (d)                            25,000           25,000
Resolution Trust Corp.
   6.090% due 08/25/2023 (d)                             1,427            1,442
   8.000% due 06/25/2026                                   555              557
   7.678% due 05/25/2029 (d)                             1,289            1,329

38 Semi-Annual Report | 6.30.01 | See accompanying notes

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
RMF Commercial Mortgage Securities, Inc.
   6.715% due 01/15/2019 (d)                        $    4,900       $    5,088
   7.100% due 11/28/2027 (d)                             1,718            1,773
Saco I, Inc.
   4.222% due 09/25/2040 (d)                               262              262
Salomon Brothers Mortgage Securities VII
   7.466% due 11/25/2022 (d)                               218              220
   4.468% due 04/25/2029 (d)                             3,618            3,632
   2.961% due 06/25/2029 (d)                               729              728
   3.061% due 09/25/2029 (d) (i)                           399              401
   7.600% due 12/25/2030                                 3,423            3,477
Sasco Floating Rate Commercial Mortgage Trust
   3.211% due 03/25/2002 (d)                               908              909
   4.638% due 04/25/2003 (d)                             3,500            3,503
Securitized Asset Sales, Inc.
   6.250% due 12/25/2023                                    32               32
   7.410% due 09/25/2024 (d)                             1,740            1,769
Security Pacific National Bank
   7.430% due 09/25/2019 (d)                               327              338
Shearson Lehman Securities
   6.957% due 10/01/2018 (d)                             3,100            3,152
Starwood Asset Receivables Trust
   3.161% due 09/25/2022 (d)                            40,000           40,033
   3.661% due 09/25/2022 (d)                            19,000           19,093
   2.961% due 09/25/2022 (d)                               587              587
Starwood Commercial Mortgage Trust
   6.920% due 02/03/2009                                 1,000            1,048
   6.600% due 02/03/2009                                 3,475            3,684
Strategic Hotel Capital, Inc.
   5.887% due 04/15/2011 (d)                            11,975           11,975
   5.287% due 04/15/2011 (d)                             1,996            1,996
Structured Asset Mortgage Investments, Inc.
   7.365% due 05/25/2022 (d)                            11,721           11,513
   6.904% due 06/25/2028 (d)                            11,385           11,601
   7.203% due 02/25/2030 (d)                             8,380            8,506
Structured Asset Notes Transactions Ltd.
   6.650% due 08/30/2005 (d)                               742              757
Structured Asset Securities Corp.
   7.000% due 10/30/2016                                19,813           20,349
   7.375% due 09/25/2024                                   541              541
   7.000% due 12/25/2027                                 4,300            4,475
   6.750% due 07/25/2029                                 2,104            2,141
   3.411% due 02/25/2030 (d)                             1,820            1,821
TMA Mortgage Funding Trust
   3.041% due 01/25/2029 (d)                             3,490            3,490
Union Planters Mortgage Finance Corp.
   6.350% due 01/25/2028                                    63               63
   6.600% due 01/25/2028                                 4,000            4,094
Vendee Mortgage Trust
   7.750% due 05/15/2022                                 6,669            7,263
   6.500% due 03/15/2029                                 2,500            2,466
Washington Mutual Mortgage Securities Corp.
   7.250% due 07/25/2031                                 9,128            9,578
Washington Mutual, Inc.
   7.500% due 11/19/2029                                 2,000            2,081
   6.604% due 10/19/2039 (d)                            24,476           24,664
   6.818% due 12/25/2040 (d)                             8,535            8,565
                                                                     ----------
                                                                      1,647,751
                                                                     ----------
Fannie Mae 24.8%
   7.346% due 05/01/2030 (d)                            14,871           15,439
   4.650% due 08/01/2008                                18,085           18,107
   5.500% due 11/19/2016-12/01/2030 (d)(e)              18,372           18,107
   5.740% due 11/01/2017 (d)                                36               37
   5.748% due 11/01/2015-10/01/2031 (d)(e)               1,396            1,413
   5.934% due 08/01/2029 (d)                               501              508
   5.962% due 06/01/2029 (d)                               114              115
   5.990% due 02/01/2017-03/01/2017 (d)(e)                  32               33
   5.993% due 05/01/2036 (d)                               225              228
   5.995% due 12/01/2018-05/01/2036 (d)(e)               1,132            1,147
   5.997% due 09/01/2027 (d)                                29               29
   6.000% due 04/01/2004-10/15/2031 (d)(e)             522,277          529,853
   6.008% due 07/01/2024 (d)                                10               10
   6.019% due 11/01/2024 (d)                                11               12
   6.130% due 08/01/2005                                 2,949            3,097
   6.160% due 05/01/2008                                   997            1,019

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
   6.250% due 07/01/2003-09/01/2020 (d)(e)            $    166          $   168
   6.262% due 02/01/2009                                 4,781            5,037
   6.448% due 01/01/2028 (d)                                91               92
   6.450% due 09/01/2016                                 3,877            4,044
   6.500% due 09/01/2005-10/15/2031 (e)                293,094          298,206
   6.559% due 02/01/2030 (d)                             3,796            3,870
   6.703% due 08/01/2028                                 1,550            1,583
   6.750% due 11/01/2007                                    51               52
   6.753% due 01/01/2027 (d)                             1,325            1,371
   6.981% due 06/01/2007                                 1,105            1,195
   7.000% due 06/01/2003-11/14/2031 (e)                315,792          329,002
   7.011% due 01/01/2030 (d)                             9,833           10,152
   7.040% due 03/01/2007                                   215              234
   7.052% due 08/01/2009                                 1,770            1,914
   7.060% due 11/01/2003                                   276              290
   7.105% due 06/01/2023 (d)                               360              371
   7.185% due 02/01/2018 (d)                             1,487            1,464
   7.192% due 05/01/2026 (d)                               273              278
   7.235% due 10/01/2003                                   234              245
   7.250% due 01/01/2003-10/01/2011 (e)                    257              266
   7.298% due 11/01/2025 (d)                               799              822
   7.310% due 07/01/2003                                   234              244
   7.427% due 03/01/2030 (d)                            12,798           13,315
   7.430% due 01/25/2023                                 3,444            3,555
   7.500% due 10/01/2028-10/15/2031 (e)                137,138          142,658
   7.530% due 01/01/2009                                 1,342            1,483
   7.595% due 02/01/2024 (d)                               154              164
   7.684% due 02/01/2027 (d)                               651              663
   7.697% due 07/01/2024 (d)                               301              309
   7.710% due 11/01/2025 (d)                               751              768
   7.730% due 01/01/2025                                 4,027            4,220
   7.750% due 02/01/2008                                   122              126
   7.780% due 03/01/2024 (d)                               142              146
   8.000% due 07/01/2007-10/15/2031 (d)(e)              10,326           10,825
   8.060% due 11/01/2023 (d)                               160              164
   8.213% due 12/01/2024 (d)                               401              412
   8.250% due 12/01/2022 (d)                               123              126
   8.374% due 11/01/2023 (d)                                98              100
   8.472% due 01/01/2024 (d)                                57               60
   8.500% due 04/01/2008-11/01/2026 (d)(e)               3,996            4,241
   8.750% due 04/01/2018                                     4                4
   9.000% due 03/01/2010-06/01/2027 (e)                  3,041            3,318
   9.250% due 05/01/2010                                    74               80
   9.500% due 09/01/2010-04/01/2025 (e)                    589              651
   10.000% due 04/01/2020                                  367              408
   15.500% due 10/01/2012                                    5                6
   15.750% due 12/01/2011                                    2                3
                                                                     ----------
                                                                      1,437,859
                                                                     ----------
Federal Housing Administration 1.8%
   7.430% due 07/01/2018-07/01/2025 (e)                 37,623           38,587
   6.875% due 12/01/2016                                   691              693
   6.896% due 07/01/2020                                   838              837
   7.430% due 10/01/2018-05/01/2024 (e)                 29,548           30,222
   7.450% due 05/01/2021                                   865              887
   7.500% due 12/01/2030-09/01/2034 (e)                  3,655            3,832
   7.590% due 12/01/2017                                 3,826            4,007
   7.625% due 12/01/2016                                   446              470
   7.630% due 09/01/2039-05/01/2040 (e)                  9,683           10,462
   7.750% due 05/01/2028                                   939              998
   8.250% due 05/01/2022                                 1,000            1,066
   8.530% due 02/01/2039                                 3,063            3,270
   8.875% due 06/01/2035                                 5,884            6,436
                                                                     ----------
                                                                        101,767
                                                                     ----------
Freddie Mac 5.5%
   5.500% due 01/01/2030-10/15/2031 (e)                 14,179           13,822
   6.000% due 09/01/2006-10/18/2031 (d)(e)             229,200          228,809
   6.250% due 04/01/2003                                    33               33
   6.371% due 01/01/2028 (d)                             1,248            1,283
   6.375% due 03/01/2017 (d)                                76               77
   6.500% due 03/01/2005-05/01/2007 (e)                     97               98
   6.686% due 09/01/2028 (d)                               740              757
   6.693% due 11/01/2027 (d)                             2,031            2,065
   6.703% due 12/01/2029 (d)                             6,424            6,554
   6.739% due 09/01/2027 (d)                             2,424            2,510
   6.775% due 11/01/2003                                   119              117

                                           See accompanying notes | 9.30.01 | 39

Mortgage Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
     6.833% due 06/01/2022 (d)                      $       44       $       45
     6.867% due 10/01/2027 (d)                             837              869
     6.890% due 07/01/2027 (d)                           1,694            1,736
     6.963% due 12/01/2026 (d)                             995            1,029
     7.000% due 09/01/2006                                  31               32
     7.133% due 09/01/2027 (d)                           2,340            2,453
     7.250% due 02/01/2017 (d)                              19               19
     7.349% due 07/01/2028 (d)                           8,868            9,098
     7.400% due 02/01/2021                               2,517            2,548
     7.450% due 03/25/2022                               2,144            2,179
     7.500% due 07/01/2009-05/01/2031 (e)                6,581            6,860
     7.510% due 11/01/2029 (d)                          18,348           18,733
     7.625% due 01/01/2017 (d)                              56               57
     7.754% due 03/01/2029 (d)                           1,285            1,323
     7.950% due 03/31/2030                               4,610            4,866
     7.966% due 09/01/2026 (d)                           2,122            2,177
     7.970% due 09/01/2024 (d)                             307              323
     8.000% due 05/01/2008-11/01/2013 (e)                  642              677
     8.117% due 03/01/2027 (d)                             379              389
     8.133% due 10/01/2024 (d)                             963              984
     8.177% due 02/01/2027 (d)                           2,479            2,540
     8.190% due 06/01/2024 (d)                             278              285
     8.250% due 06/01/2008-12/01/2008 (e)                  291              308
     8.253% due 10/01/2024 (d)                             550              562
     8.329% due 10/01/2023 (d)                             616              631
     8.500% due 07/01/2008-08/01/2027 (e)                1,411            1,502
     9.500% due 12/01/2001-06/01/2021 (e)                  404              433
     10.000% due 07/01/2005-12/01/2005 (e)                 185              190
     10.250% due 05/01/2009                                  2                2
     10.750% due 09/01/2009-05/01/2010 (e)                  10               11
                                                                     ----------
                                                                        318,986
                                                                     ----------
Government National Mortgage Association 42.4%
     7.700% due 09/15/2031                                   9                8
     1.000% due 04/20/2030                               8,640            8,825
     5.250% due 04/20/2030-06/20/2030 (d)(e)             2,921            2,957
     5.500% due 05/20/2030-06/20/2030 (d)(e)            57,968           58,785
     6.000% due 12/15/2023-11/20/2031 (d)(e)           137,150          138,217
     6.250% due 03/20/2030 (d)                           4,150            4,210
     6.375% due 03/20/2021-05/20/2028 (d)(e)            51,138           52,237
     6.500% due 09/15/2023-10/22/2031 (d)(e)           263,487          268,353
     6.670% due 08/15/2040                               2,870            3,005
     6.720% due 11/15/2040                               2,323            2,249
     7.000% due 04/20/2017-10/22/2031 (d)(e)           945,849          979,830
     7.125% due 10/20/2023 (d)                              44               45
     7.250% due 07/20/2030                              11,411           12,397
     7.500% due 11/20/2029-10/15/2040 (d)(e)           323,879          337,331
     7.625% due 12/20/2018-10/20/2027 (d)(e)            39,218           40,535
     7.700% due 06/15/2001                               1,554            1,666
     7.750% due 07/20/2020-09/20/2027 (d)(e)            30,657           31,617
     8.000% due 12/15/2003-10/22/2031 (d)(e)           218,396          229,656
     8.250% due 07/15/2008                                 178              190
     8.500% due 01/15/2028-10/22/2031 (d)(e)           259,856          275,409
     9.000% due 09/15/2006-08/20/2030 (e)                6,097            6,477
     9.500% due 09/15/2009-12/15/2021 (e)                1,008            1,121
     11.000% due 07/15/2010                                 19               21
                                                                     ----------
                                                                      2,455,141
                                                                     ----------
Stripped Mortgage-Backed Securities 0.3%
Bear Stearns Mortgage Securities, Inc. (IO)
     7.000% due 08/25/2024                                 156               11
Chase Mortgage Finance Corp. (PO)
     0.000% due 01/25/2030                                 112               97
CMC Securities Corp. III (IO)
     6.750% due 11/25/2028                               3,422              384
Collateralized Mortgage Obligation Trust (PO)
     0.000% due 09/23/2017                                  35               32
Credit-Based Asset Servicing and Securitization (IO)
     2.000% due 12/15/2039                              43,000            1,263
Fannie Mae (IO)
     727.220% due 09/25/2006                                 3                7
     6.500% due 02/25/2007                                 165                4
     7.000% due 04/25/2008                                 459               58
     7.000% due 04/25/2019                               1,503               39
     6.500% due 05/25/2019                               2,022               88
     7.000% due 08/25/2019                                 264                9

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
     6.500% due 03/25/2020                          $      474       $       20
     6.500% due 08/25/2020                                  88                4
     839.670% due 08/25/2020                                 1               21
     6.500% due 09/25/2021                                 415               36
     6.500% due 03/25/2022                               1,463              129
Fannie Mae (PO)
     0.000% due 08/25/2022                                 197              175
     0.000% due 04/25/2023                               4,360            2,525
First Union National Bank-Bank of America
     2.000% due 03/15/2011                              38,977            4,389
Freddie Mac (IO)
     6.500% due 07/15/2006                                 110                2
     1088.094% due 03/15/2007                                1                4
     6.500% due 05/15/2007                                 116                5
     6.500% due 07/15/2007                                 130                3
     1170.442% due 07/15/2018                                1                1
     7.000% due 08/15/2018                                 697               14
     6.500% due 01/15/2023                               1,164              144
     7.000% due 10/25/2023                               1,233              253
     5.487% due 12/15/2023 (d)                           1,530               93
     7.500% due 08/15/2029                                 780              131
Government National Mortgage Association (PO)
     0.000% due 02/26/2019                                 419              414
Irwin Home Equity Loan Trust (IO)
     10.000% due 03/25/2004                             18,037            4,064
Merrill Lynch Mortgage Investors, Inc. (IO)
     0.666% due 04/25/2028 (d)                          29,095              661
Residential Funding Mortgage Securities I (IO)
     7.000% due 09/25/2023                                 329               33
Residential Funding Mortgage Securities II (IO)
     10.000% due 09/25/2003                             13,600            2,424
                                                                     ----------
                                                                         17,537
                                                                     ----------
Total Mortgage-Backed Securities                                      5,979,041
                                                                     ----------
(Cost $5,824,299)

ASSET-BACKED SECURITIES 27.3%

Aames Mortgage Trust
     3.887% due 07/15/2029 (d)(i)                        3,328            3,343
     3.937% due 10/15/2029 (d)                           1,299            1,302
ABFS Equipment Contract Trust
     6.100% due 10/15/2005                                  81               79
ABSC Long Beach Home Equity Loan Trust
     3.885% due 06/21/2030 (d)                          14,287           14,323
     3.385% due 07/21/2030 (d)                          27,500           27,561
Access Financial Manufactured Housing
Contract Trust
     7.650% due 05/15/2021                               1,500            1,380
Ace Securities Corp.
     2.981% due 11/25/2028 (d)                             388              389
Advanta Business Card Master Trust
     4.581% due 04/20/2008 (d)                          17,000           17,225
Advanta Mortgage Loan Trust
     4.575% due 05/25/2027 (d)                           1,396            1,395
     3.036% due 11/25/2029 (d)                             718              719
     8.250% due 08/25/2030                              10,000           10,873
Aerco Ltd.
     4.100% due 08/15/2025 (d)                           3,400            3,403
AESOP Funding II LLC
     3.860% due 11/20/2006 (d)                           1,500            1,492
AFC Home Equity Loan Trust
     2.911% due 06/24/2029 (d)                           1,404            1,405
     3.071% due 06/24/2029 (d)                           6,096            6,125
     3.211% due 09/25/2029 (d)                             745              745
Aircraft Finance Trust
     8.000% due 05/15/2024                               1,000              936
Alliance Laundry Equipment Receivables Trust
     3.887% due 05/15/2009 (d)                           7,330            7,281
American Residential Eagle Trust
     3.011% due 04/25/2029 (d)                             663              664
Americredit Automobile Receivable Trust
     5.880% due 12/05/2003                                 100              101
     3.880% due 09/05/2006 (d)                           1,000            1,003
Ameriquest Mortgage Securities, Inc.
     4.772% due 07/15/2030 (d)                           3,000            2,990

40 Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Amortizing Residential Collateral Trust
     2.921% due 09/25/2030 (d)                      $      568       $      569
Argentina Funding Corp.
     3.870% due 05/20/2003 (d)                           1,000            1,002
Bank One Auto Grantor Trust
     6.290% due 07/20/2004                               1,138            1,151
Bayview Financial Acquisition Trust
     3.211% due 02/25/2029 (d)                           1,512            1,517
     3.261% due 11/25/2029 (d)                             791              794
     3.311% due 02/25/2030 (d)                          16,842           16,779
     3.041% due 03/25/2030 (d)                          25,491           25,511
     4.430% due 07/25/2030 (d)                           5,876            5,876
     3.331% due 08/25/2030 (d)                          19,699           19,699
     3.411% due 11/25/2030 (d)                          18,000           18,146
     4.911% due 11/25/2030 (d)                           4,000            4,000
     4.081% due 07/25/2031 (d)                           4,588            4,578
Bayview Financial Asset Trust
     3.061% due 04/25/2031 (d)                             732              732
Block Mortgage Finance, Inc.
     7.049% due 04/25/2014 (d)                             281              281
     7.122% due 08/25/2022                                   0                0
     2.841% due 08/25/2028 (d)                             713              712
     4.020% due 12/25/2028 (d)                           1,486            1,488
Business Loan Express
     4.161% due 01/25/2028 (d)                          19,798           19,798
Capital Asset Research Funding LP
     6.400% due 12/15/2004                               1,190            1,194
     5.905% due 12/15/2005                               2,675            2,665
Captec Franchise Trust
     7.892% due 10/15/2010                               5,320            5,233
Centex Home Equity
     7.990% due 10/25/2030                              14,840           16,151
     7.540% due 10/25/2030                              29,000           31,120
Chase Funding Mortgage Loan Asset-Backed
Certificates
     3.211% due 10/25/2030 (d)                          15,000           14,888
     4.461% due 10/25/2030 (d)                           6,800            6,715
     2.863% due 10/25/2031 (d)                          42,500           42,500
Chevy Chase Auto Receivables Trust
     6.200% due 03/20/2004                                 397              401
CIT Equipment Collateral
     7.520% due 07/20/2011                               3,731            3,801
CNH Equipment Trust
     7.140% due 09/15/2007                                 904              950
CNL Funding
     7.721% due 08/25/2009                              21,859           23,373
Conseco Finance
    10.550% due 05/15/2005                              14,140           14,927
     7.880% due 08/20/2005                               9,824           10,177
     8.560% due 07/20/2008                              14,465           14,982
     6.940% due 11/15/2014                                 179              180
     3.877% due 12/15/2029 (d)                             863              867
     4.237% due 03/15/2030 (d)                          11,900           11,896
     3.907% due 10/15/2030 (d)                           1,310            1,310
     3.987% due 02/15/2031 (d)                           3,000            2,926
     4.430% due 07/15/2031 (d)                          18,000           18,000
     8.410% due 10/15/2031                               9,000            9,817
     8.200% due 02/01/2032                              40,000           45,950
    10.210% due 02/01/2032                                 700              742
Conseco Finance Home Loan Trust
     6.980% due 06/15/2011                                 329              332
Conseco Finance Securitizations Corp.
     8.850% due 12/01/2031                              23,125           27,548
     7.970% due 05/01/2032                              13,800           15,186
     8.500% due 05/01/2033                               6,500            6,509
Conseco Private Label Credit Card Master
Note Trust
     5.035% due 11/17/2008 (d)                          42,000           42,578
Contimortgage Home Equity Loan Trust
     5.870% due 09/15/2008                                 489              505
     6.770% due 01/25/2018                               2,069            2,086
     3.627% due 06/15/2028 (d)                             813              812
     4.190% due 08/15/2028 (d)                             149              150
     3.737% due 09/15/2028 (d)                             692              691
Countrywide Asset-Backed Certificates
     4.180% due 09/25/2031 (d)                           9,125            9,131

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Countrywide Home Loans
     4.080% due 12/25/2030 (d)                      $    8,999       $    9,022
Cross Country Master Credit Card Trust II
     3.987% due 06/15/2006 (d)                           1,900            1,914
CS First Boston Mortgage Securities Corp.
     7.590% due 07/25/2026                               8,700            9,295
     4.137% due 12/15/2030 (d)                          13,050           13,071
     4.557% due 12/15/2030 (d)                          37,550           37,724
     3.861% due 08/25/2031 (d)                             800              818
     3.930% due 08/25/2031 (d)                           5,659            5,659
     4.580% due 08/25/2031 (d)                          20,183           20,183
     3.411% due 04/25/2032 (d)                          18,600           18,600
Delta Funding Home Equity Loan Trust
     3.897% due 09/15/2029 (d)                             614              617
Denver Arena Trust
     6.940% due 11/15/2019                              14,526           15,147
DVI Receivables Corp.
     5.723% due 04/11/2009                               3,503            3,627
Embarcadero Aircraft Securitization Trust
     3.967% due 08/15/2025 (d)                          15,000           15,000
     4.460% due 08/15/2025 (d)                           4,479            4,477
     5.080% due 08/15/2025 (d)                           9,285            9,219
EQCC Home Equity Loan Trust
     3.647% due 10/15/2027 (d)                             588              588
Fingerhut Master Trust
     4.287% due 02/15/2005 (d)                          12,400           12,388
First International Bank
     4.380% due 03/15/2027 (d)                          23,838           23,838
First Plus Home Loan Trust
     6.350% due 03/10/2017                                 187              187
     6.490% due 07/10/2017                                 873              880
     7.170% due 05/10/2024                              10,000           10,639
Fleet Credit Card Master Trust II
     4.362% due 05/15/2008 (d)                          29,500           29,371
FMAC Loan Receivables Trust
     6.729% due 12/15/2019                               2,700            2,656
     6.111% due 12/15/2019                                 929              945
FNF Funding X, LLC.
     6.530% due 07/20/2007                               4,122            4,205
General Electric Capital Mortgage Services, Inc.
     7.200% due 04/25/2029                               3,282            3,332
GMAC Mortgage Corp. Loan Trust
     7.950% due 03/25/2030                               3,666            3,928
     7.720% due 12/25/2031                               7,574            8,134
Government Lease Trust
     5.860% due 04/18/2003                               1,052            1,072
Government National Mortgage Association
     4.418% due 06/20/2032 (d)                           5,000            4,998
     7.930% due 06/20/2032                              10,000           10,864
Green Tree Financial Corp.
     6.600% due 01/15/2019                               1,712            1,758
     9.100% due 04/15/2020                               8,202            8,510
     6.420% due 11/15/2028                                 115              115
     6.680% due 01/15/2029                               3,111            3,199
     7.550% due 01/15/2029                                 673              732
     6.650% due 02/15/2029                               1,083            1,106
     7.690% due 09/01/2030                               9,500            9,251
     6.920% due 12/01/2030                               5,000            4,920
     7.060% due 02/01/2031                               2,500            2,555
     6.970% due 04/01/2031                               7,000            7,336
     7.860% due 04/01/2031                               1,900            2,009
Green Tree Floorplan Receivables Master Trust
     4.022% due 11/13/2003 (d)                           5,500            5,508
Green Tree Home Equity Loan Trust
     6.130% due 02/15/2019                               3,690            3,838
     6.770% due 07/15/2030                                 300              312
     7.180% due 07/15/2030                               7,925            8,451
     7.610% due 09/15/2030                               8,000            8,623
Green Tree Home Improvement Loan Trust
     3.657% due 08/15/2029 (d)                             800              799
     4.342% due 11/15/2029 (d)                             405              406
Green Tree Recreational, Equipment, & Consumables
     6.430% due 04/17/2006                               3,039            3,067
     6.715% due 02/01/2009                               3,578            3,776
     6.550% due 07/15/2028                               4,471            4,651

                                           See accompanying notes | 9.30.01 | 41

Mortgage Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Greenpoint Manufactured Housing
     6.750% due 04/15/2011                          $    1,874       $    1,880
GRMT II Mortgage Loan Trust
     4.078% due 06/20/2032 (d)(i)                        2,064            2,066
GRMT Mortgage Loan Trust
     9.827% due 05/20/2017                              10,000           10,650
     7.772% due 11/20/2017                               4,000            4,144
Household Consumer Loan Trust
     3.907% due 08/15/2006 (d)                             316              313
IMC Home Equity Loan Trust
     7.110% due 08/25/2014                               1,416            1,435
     6.410% due 04/20/2018                                 395              397
     6.880% due 11/20/2028                               8,888            9,370
IMPAC Secured Assets CMN Owner Trust
     7.770% due 07/25/2025                               5,023            5,245
Indymac Home Equity Loan Asset-Backed Trust
     3.331% due 12/25/2031 (d)                           5,400            5,410
     3.731% due 12/25/2031 (d)                           7,925            7,908
     8.980% due 12/25/2031                               1,000            1,040
Indymac Manufactured Housing Contract
     6.170% due 12/25/2011                               1,251            1,270
Irwin Home Equity Loan Trust
     6.886% due 02/25/2011 (d)                          32,972           32,972
     3.031% due 02/25/2012 (d)                           1,152            1,156
     3.561% due 06/25/2021 (d)                           4,000            4,021
     7.960% due 04/25/2026                               7,000            7,583
Keycorp Student Loan Trust
     4.350% due 08/25/2007 (d)                             436              438
Long Beach Acceptance Auto Grantor Trust
     6.190% due 01/25/2004                                 656              656
MBNA Master Credit Card Trust
     6.350% due 11/15/2005                                 800              825
Mellon Auto Grantor Trust
     5.460% due 10/17/2005                                 841              857
Mesa Trust
    10.000% due 12/15/2003                               7,386            1,812
     4.450% due 05/15/2033 (d)                           4,801            4,801
     4.950% due 05/15/2033 (d)                           6,648            6,648
Metris Master Trust
     4.478% due 04/20/2006 (d)                           3,200            3,215
     5.980% due 11/20/2009 (d)                           8,000            8,000
Metropolitan Asset Funding, Inc.
     3.121% due 04/25/2029 (d)                           1,380            1,372
Mid-State Trust
     8.330% due 04/01/2030                               4,548            5,052
     7.791% due 03/15/2038                               1,753            1,943
MLCC Mortgage Investors, Inc.
     3.867% due 03/15/2025 (d)                           1,862            1,869
Morgan Stanley Dean Witter Capital I
     7.500% due 07/15/2010                              25,299           27,417
     7.700% due 03/15/2016 (d)                          12,000           13,105
     6.042% due 05/25/2031 (d)                           6,993            6,993
Nextcard Credit Card Master Note Trust
     5.137% due 12/15/2006 (d)                           5,300            5,300
NPF XII, Inc.
     4.355% due 03/01/2003 (d)                           5,000            4,995
     7.050% due 06/01/2003 (d)                           5,500            5,639
     4.482% due 10/01/2003 (d)                          35,000           34,951
     4.780% due 10/01/2003 (d)                           1,700            1,707
     4.510% due 12/01/2003 (d)                          13,800           13,783
     4.762% due 03/01/2004 (d)                           4,000            4,019
     5.012% due 06/01/2004 (d)                          25,000           24,984
Oakwood Mortgage Investors, Inc.
     6.190% due 12/15/2013                               6,778            6,943
     7.500% due 01/15/2021                               1,000            1,100
     6.650% due 05/15/2027                                   2                2
     9.130% due 03/15/2031 (d)                              81               81
Ocwen Mortgage Loan Trust
     5.012% due 04/25/2029 (d)                           2,359            2,356
     3.935% due 10/25/2029 (d)                           1,572            1,575
     3.341% due 03/25/2031 (d)                           7,816            7,878
Onyx Acceptance Grantor Trust
     6.300% due 05/15/2004                               1,254            1,257

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Option One Mortgage Loan Trust
     4.290% due 02/25/2029 (d)                      $    3,049       $    3,066
     6.020% due 05/25/2029                                 600              614
     3.041% due 12/26/2029 (d)                           1,100            1,103
Origen Manufactured Housing
     7.650% due 03/15/2032                              13,200           13,538
PacificAmerica Home Equity Loan
     2.831% due 06/26/2028 (d)                             963              961
Pegasus Aviation Lease Securitization
     3.286% due 03/01/2015 (d)                          29,079           29,079
PP&L Transition Bond Co. LLC
     6.410% due 12/26/2003                                 318              322
Provident Bank Home Equity Loan Trust
     2.881% due 04/25/2029 (d)                             662              658
Residential Asset Mortgage Products, Inc.
     8.360% due 06/25/2030                              21,228           22,473
     8.000% due 09/25/2030                              24,150           25,407
Residential Asset Securities Corp.
     7.615% due 12/25/2014                                 262              262
     6.600% due 01/25/2020                                 352              354
     7.998% due 10/25/2024 (d)                             767              791
     4.126% due 09/25/2031 (d)                          16,000           16,000
Residential Funding Mortgage Securities II
     7.850% due 12/25/2024 (i)                           7,000            7,510
     7.980% due 09/25/2025 (i)                          15,999           17,162
Residential Mortgage Loan Trust
     4.375% due 09/25/2029 (d)(i)                        3,146            3,188
Ryder Vehicle Lease Trust
     6.430% due 01/15/2003                               1,456            1,460
Saks Credit Card Master Trust
     5.328% due 12/15/2009 (d)                          13,000           13,290
SallieMae
     4.123% due 07/25/2004 (d)                           1,203            1,202
     4.153% due 10/25/2004 (d)                              64               64
     6.149% due 04/25/2006 (d)                           3,329            3,326
     4.241% due 04/25/2007 (d)                           6,628            6,634
     4.250% due 07/25/2016 (d)                          17,907           18,003
     4.910% due 10/27/2025 (d)                           1,885            1,864
Salomon Brothers Mortgage Securities VII
     4.675% due 09/25/2027 (d)(i)                          855              856
     6.930% due 08/25/2028                               2,572            2,675
     3.011% due 07/25/2029 (d)(i)                          513              514
     3.907% due 11/15/2029 (d)                             990              994
     5.140% due 11/15/2029 (d)(i)                       17,600           17,820
     4.067% due 12/15/2029 (d)(i)                        2,000            2,007
     3.001% due 12/25/2029 (d)(i)                        2,336            2,343
Saxon Asset Securities Trust
     7.585% due 12/25/2014                                 226              227
     2.961% due 02/25/2029 (d)(i)                          106              106
     2.891% due 05/25/2029 (d)                             596              596
Sears Credit Account Master Trust
     4.017% due 10/18/2011 (d)                          30,500           30,426
Southern Pacific Secured Assets Corp.
     2.831% due 07/25/2029 (d)                           2,284            2,283
Team Fleet Financing Corp.
     3.151% due 12/25/2003 (d)                          19,188           19,314
The Money Store Home Equity Trust
     7.550% due 02/15/2020                                 166              166
     7.600% due 07/15/2021                                 534              540
     6.490% due 10/15/2026                               2,437            2,485
     3.637% due 08/15/2029 (d)                           1,282            1,277
TrendWest Resorts, Inc.
     7.440% due 12/15/2011                              10,695           10,681
     7.780% due 12/15/2011                               4,408            4,586
     8.670% due 12/15/2011                               4,479            4,668
Triton Aviation Finance
     6.487% due 06/15/2025 (d)                           4,500            4,500
UCFC Manufactured Housing Contract
     7.900% due 01/15/2028                               1,500            1,200
United Panama Mortgage Loan
     2.981% due 04/25/2030 (d)(i)                        1,802            1,806
Vanderbilt Mortgage Finance
     7.905% due 02/07/2026                                 198              224
     8.040% due 12/07/2030                               1,023            1,119

42 Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
WFS Financial Owner Trust
     6.920% due 01/20/2004                          $      612       $      624
                                                                     ----------
Total Asset-Backed Securities                                         1,577,781
                                                                     ----------
(Cost $1,537,387)

PURCHASED CALL OPTIONS 0.1%

Interest Rate Swap (OTC)
     4.000% due 04/15/2004
     Strike @ 4.000 Exp. 04/11/2002                  1,000,000            7,321
Interest Rate Swap (OTC)
     4.750% due 05/01/2004
     Strike @ 4.750 Exp. 04/29/2002                     26,400              439
                                                                     ----------
Total Purchased Call Options                                              7,760
                                                                     ----------
(Cost $6,444)

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
     Strike @ 95.000 Exp. 06/14/2002                 2,500,000               63
     Strike @ 93.500 Exp. 06/17/2002                    25,000                0
                                                                     ----------
Total Purchased Put Options                                                  63
                                                                     ----------
(Cost $76)

CONVERTIBLE BONDS & NOTES 0.5%

Utilities 0.5%
Nabors Industries, Inc.
     0.000% due 06/20/2020                              46,000           28,578
                                                                     ----------
Total Convertible Bonds & Notes                                          28,578
                                                                     ----------
(Cost $30,219)

SHORT-TERM INSTRUMENTS 5.2%

Commercial Paper 5.2%
AT&T Corp.
     4.525% due 08/06/2002                               5,000            5,000
Fannie Mae
     3.520% due 10/25/2001                               3,000            2,993
Federal Home Loan Bank
     3.000% due 10/01/2001                              40,000           40,000
General Electric Capital Corp.
     3.520% due 12/26/2001                               4,800            4,771
     3.490% due 12/26/2001                               4,000            3,976
     3.500% due 12/27/2001                               4,600            4,571
     3.600% due 12/28/2001                              42,800           42,529
UBS Finance, Inc.
     3.450% due 10/01/2001                             198,000          198,000
                                                                     ----------
                                                                        301,840
                                                                     ----------
U.S. Treasury Bills 0.0%
     3.571% due 10/18/2001 (b)(e)                        1,785            1,782
                                                                     ----------
Total Short-Term Instruments                                            303,622
                                                                     ----------
(Cost $303,486)

Total Investments (a) 152.4%                                         $8,823,069
(Cost $8,614,244)

Written Options (c) (0.2%)                                               (8,747)
(Premiums $9,298)

Other Assets and Liabilities (Net) (52.2%)                           (3,023,797)
                                                                     ----------

Net Assets 100.0%                                                    $5,790,525
                                                                     ----------

                                                                       Value
                                                                       (000s)
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over                           $  217,844
tax cost.

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (9,019)
                                                                     ----------
Unrealized appreciation-net                                          $  208,825
                                                                     ----------
(b) Securities with an aggregate market value of $7,082 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:


                                                         # of         Unrealized
Type                                                    Contracts   Appreciation
--------------------------------------------------------------------------------
Eurodollar June Futures (06/2002)                          792        $   3,881
Eurodollar September Futures                             3,797            9,927
(09/2002)
Eurodollar December Futures                                147              597
(12/2002)
Eurodollar March Futures (03/2003)                         147              531
                                                                     ----------
                                                                     $   14,936
                                                                     ----------
(C) Premiums received on written
options:


                                                     # of
Type                                             Contracts     Premium    Value
--------------------------------------------------------------------------------
Put - CME Eurodollar June Futures
   Strike @ 96.000 Exp. 06/17/2002                    4,900  $   2,240   $  613

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.900 Exp. 04/29/2002                 6,600,000        170      304

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.600 Exp. 04/11/2002               250,000,000      6,888    7,830
                                                             ------------------
                                                             $   9,298   $8,747
                                                             ------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Restricted security.

(h) Short sales open at September 30, 2001 were as follows:


                            Coupon
Type                         (%)        Maturity          Par          Value           Proceeds
------------------------------------------------------------------------------------------------
Fannie Mae                  7.000     10/15/2031      605,000    $   625,793        $   618,270
Government National
   Mortgage Association     8.000     10/22/2031      206,000        216,749            215,793
Government National
   Mortgage Association     6.000     11/20/2031      112,000        112,035            110,208
Government National
   Mortgage Association     6.500     10/22/2031       63,800         65,156             64,837
U.S. Treasury Note          5.000     08/15/2011        1,000          1,034              1,030
Freddie Mac                 7.000     10/15/2031          600            621                612
                                                                 ------------------------------
                                                                 $ 1,021,388        $ 1,010,750
                                                                 ------------------------------


(i) Security becomes interest bearing at a future date.

(j) Security is in default.

                                           See accompanying notes | 9.30.01 | 43

Mortgage Portfolio
September 30, 2001 (Unaudited)

(k) Swap agreements outstanding at September 30, 2001:


                                                                                         Unrealized
                                                                         Notional     Appreciation/
Type                                                                       Amount    (Depreciation)
Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                                        $    5,000   $       (334)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay a fixed rate equal to 0.000%.

Broker: Morgan Stanley Dean Witter
Exp. 06/20/2003                                                             9,126            (61)

Receive floating rate based on 3-month LIBOR plus 1.100% and pay a fixed rate equal to 0.000%.

Broker: Bear Stearns
Exp. 06/20/2003                                                            20,321           1,453

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2011                                                           220,000         (8,257)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2011                                                            60,000         (1,028)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/17/2006                                                           107,000           (850)
                                                                                    -------------
                                                                                    $     (9,077)
                                                                                    -------------


44 Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Asset-Backed Securities Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
U.S. TREASURY OBLIGATIONS 12.0%

Treasury Inflation Protected Securities
     3.375% due 01/15/2007 (g)                      $    8,963       $    9,223
                                                                     ----------
Total U.S. Treasury Obligations                                           9,223
                                                                     ----------
(Cost $9,102)

MORTGAGE-BACKED SECURITIES 32.1%

Collateralized Mortgage Obligations 20.2%
Asset Securitization Corp.
     7.384% due 08/13/2029                                 750              811
Bear Stearns Mortgage Securities, Inc.
     7.750% due 06/25/2027                                 905              927
CS First Boston Mortgage Securities Corp.
     4.580% due 08/25/2031 (d)                           2,000            2,000
IMPAC Commercial Holdings, Inc.
     7.580% due 08/20/2030                                 500              515
IMPAC Trust
     4.489% due 11/25/2031 (d)                             278              278
Prudential Home Mortgage Securities
     7.125% due 11/25/2023                               2,139            2,146
     6.750% due 01/25/2024                               2,376            2,397
Residential Asset Securities Corp.
     6.750% due 07/25/2029                                  14               14
Residential Funding Mortgage Securities
     6.500% due 12/25/2023                               1,563            1,579
Sears Mortgage Securities
     1.000% due 07/25/2023                               2,781            2,817
Starwood Asset Receivables Trust
     3.661% due 09/25/2022 (d)                           1,000            1,005
Starwood Commercial Mortgage Trust
     6.920% due 02/03/2009                               1,000            1,048
                                                                     ----------
                                                                         15,537
                                                                     ----------
Fannie Mae 1.4%
     6.000% due 10/18/2006                               1,000            1,017
     6.090% due 12/01/2008                                  97              101
                                                                     ----------
                                                                          1,118
                                                                     ----------
Federal Housing Administration 1.4%
     6.930% due 09/01/2021                                 991            1,041

Government National Mortgage Association 7.0%
     1.000% due 02/20/2030 (d)                             117              119
     8.500% due 10/22/2031 (d)                           5,000            5,308
                                                                     ----------
                                                                          5,427
                                                                     ----------
Stripped Mortgage-Backed Securities 2.1%
Residential Funding Mortgage Securities II (IO)
    10.000% due 09/25/2003                               9,000            1,604
                                                                     ----------

Total Mortgage-Backed Securities                                         24,727
                                                                     ----------
(Cost $24,468)

ASSET-BACKED SECURITIES 71.8%

ABSC Long Beach Home Equity Loan Trust
     3.885% due 06/21/2030 (d)                           1,000            1,002
Access Financial Manufactured Housing Contract Trust
     7.650% due 05/15/2021                               1,000              920
American Express Credit Account Master
Trust
     3.820% due 11/15/2010 (d)                              75               75
ANRC Auto Owner Trust
     6.940% due 04/17/2006                                 440              459
Asset-Backed Funding Certificates
     7.641% due 11/25/2030                                  15               15
Bayview Financial Acquisition Trust
     3.411% due 11/25/2030 (d)                           1,000            1,008
Capital Asset Research Funding LP
     6.400% due 12/15/2004                               2,161            2,169
Chase Funding Mortgage Loan Asset-Backed
Certificates
     4.461% due 10/25/2030 (d)                           2,000            1,975
CNH Equipment Trust
     7.140% due 09/15/2007                                 835              877
Conseco Finance
     7.670% due 02/15/2016                                 500              510
     7.800% due 05/15/2020                                 150              163
     8.410% due 12/15/2025                               2,000            2,182

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
     9.290% due 12/15/2029                          $     1,000      $    1,092
     4.240% due 03/15/2030 (d)                            1,000           1,000
     4.430% due 07/15/2031 (d)                            1,000           1,000
    10.210% due 02/01/2032                                1,000           1,059
Conseco Finance Securitizations Corp.
     8.310% due 05/01/2032                                2,115           2,305
     8.500% due 05/01/2033                                1,000           1,002
Contimortgage Home Equity Loan Trust
     7.280% due 04/25/2014                                1,000           1,066
Countrywide Asset-Backed Certificates
     5.923% due 05/25/2018                                  129             131
     1.000% due 09/25/2031 (d)                            3,238           3,241
CS First Boston Mortgage Securities Corp.
     1.000% due 04/25/2032 (d)                            1,000           1,000
Denver Arena Trust
     6.940% due 11/15/2019                                  906             945
Embarcadero Aircraft Securitization Trust
     4.587% due 08/15/2025 (d)                            1,207           1,198
Fingerhut Master Trust
     4.287% due 02/15/2005 (d)                              700             699
     4.590% due 02/15/2007 (d)                              700             695
First International Bank
     4.380% due 03/15/2027 (d)                              954             954
Fleet Credit Card Master Trust II
     4.362% due 05/15/2008 (d)                            1,000             996
Fleetwood Credit Corp.
     6.550% due 05/15/2011                                  684             699
General Electric Capital Mortgage
Services, Inc.
     7.200% due 04/25/2029                                  965             979
Green Tree Financial Corp.
     7.230% due 03/15/2028                                  500             481
     7.550% due 01/15/2029                                  661             718
     6.920% due 12/01/2030                                1,000             984
     7.060% due 02/01/2031                                1,000           1,022
     7.860% due 04/01/2031                                  500             529
Green Tree Home Equity Loan Trust
     7.650% due 04/15/2027                                  290             307
HFC Revolving Home Equity Loan
     3.860% due 08/20/2016 (d)                              126             126
IMPAC Secured Assets CMN Owner Trust
     7.770% due 07/25/2025                                1,088           1,137
Indymac Home Equity Loan Asset-Backed Trust
     4.611% due 12/25/2031 (d)                            1,500           1,505
Irwin Home Equity Loan Trust
     7.960% due 04/25/2026                                2,000           2,166
Keystone Owner Trust
     8.500% due 01/25/2029                                1,000             995
Long Beach Acceptance Auto Grantor Trust
     6.190% due 01/25/2004                                   48              48
MBNA Master Credit Card Trust
     6.350% due 11/15/2005                                1,200           1,238
New Century Home Equity Loan Trust
     1.000% due 07/25/2030 (d)                            1,449           1,451
Nextcard Credit Card Master Note Trust
     5.137% due 12/15/2006 (d)                              700             700
NPF XII, Inc.
     4.575% due 03/01/2004 (d)                            2,000           2,009
Oakwood Mortgage Investors, Inc.
     8.637% due 03/15/2031 (d)                              500             500
Origen Manufactured Housing
     7.650% due 03/15/2032                                2,000           2,051
Residential Asset Mortgage Products, Inc.
     8.360% due 06/25/2030                                1,500           1,588
Residential Funding Mortgage Securities II
     6.610% due 11/25/2018                                  302             313
     6.340% due 07/25/2029                                  305             317
The Money Store Home Equity Trust
     4.010% due 01/15/2026 (d)                              191             191
UCFC Home Equity Loan
     3.927% due 10/15/2028 (d)                              209             209
UCFC Manufactured Housing Contract
     7.900% due 01/15/2028                                1,000             800


                                           See accompanying notes | 9.30.01 | 45

Asset-Backed Securities Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Vanderbilt Mortgage Finance
     7.900% due 02/07/2026             $                  1,200      $    1,355
     8.040% due 12/07/2030                                1,000           1,094
                                                                     ----------
Total Asset-Backed Securities                                            55,250
                                                                     ----------
(Cost $52,851)

   PURCHASED CALL OPTIONS 0.4%

Interest Rate Swap (OTC)
     4.750% due 05/01/2004
     Strike @ 4.750 Exp. 04/29/2002                      20,000             333
                                                                     ----------
Total Purchased Call Options                                                333
                                                                     ----------
(Cost $109)

   PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 95.250 Exp. 12/17/2001                    100,000               1
     Strike @ 94.500 Exp. 12/17/2001                     45,000               0
                                                                     ----------
Total Purchased Put Options                                                   1
                                                                     ----------
(Cost $3)

SHORT-TERM INSTRUMENTS 2.4%

Commercial Paper 1.0% CDC
     3.380% due 10/01/2001                                  800             800
                                                                     ----------

Repurchase Agreement 1.2%
State Street Bank
     2.600% due 10/01/2001                                  895             895
                                                                     ----------
     (Dated 09/28/2001. Collateralized by
     Fannie Mae
     4.100% due 09/12/2003 valued at
     $913.
     Repurchase proceeds are $895.)

U.S. Treasury Bills 0.2%
     3.422% due 10/18/2001 (b)(f)                           155             155
                                                                     ----------
Total Short-Term Instruments                                              1,850
                                                                     ----------
(Cost $1,850)

Total Investments (a) 118.7%                                         $   91,384
(Cost $88,383)

Written Options (c) (0.3%)                                                (231)
(Premiums $129)

Other Assets and Liabilities (Net)                                     (14,224)
                                                                     ----------
(18.4%)

Net Assets 100.0%                                                    $   76,929
                                                                     ----------


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    3,082

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (81)
                                                                     ----------

Unrealized appreciation-net                                          $    3,001
                                                                     ----------

(b) Securities with an aggregate market value of $155 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:

                                                         # of        Unrealized
Type                                                  Contracts     Appreciation
Eurodollar June Futures (06/2002)                           40       $      196
Eurodollar December Futures                                 55              215
(12/2002)
U.S. Treasury 10 Year Note                                  29               92
(12/2001)
                                                                     ----------
                                                                     $      503
                                                                     ----------
(c) Premiums received on written
options:

                                                  # of
Type                                            Contracts    Premium    Value
--------------------------------------------------------------------------------
Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.900 Exp. 04/29/2002               5,000,000    $  129   $   231
                                                             ----------------
(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Swap agreements outstanding at September 30, 2001:
                                                         Notional     Unrealized
Type                                                       Amount   Appreciation
--------------------------------------------------------------------------------
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                          $    7,200  $        1
                                                                     ----------
(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Subject to financing transaction.

46 Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
Real Return Portfolio
September 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
CORPORATE BONDS & NOTES 13.8%

Banking & Finance 9.1%
Allstate Financial Global Funding
     7.125% due 09/26/2005                          $    2,500       $    2,694
Associates Corp. of North America
     3.900% due 05/08/2003 (d)                             500              502
Atlas Reinsurance PLC
     6.520% due 04/04/2003 (d)                             740              740
Countrywide Home Loans
     2.752% due 03/22/2002 (d)                           4,000            4,001
First Union Corp.
     7.550% due 08/18/2005                               2,500            2,736
Ford Motor Credit Co.
     3.255% due 06/20/2003 (d)                           3,500            3,458
     4.120% due 01/26/2004 (d)                           2,200            2,173
General Motors Acceptance Corp.
     3.985% due 07/21/2003 (d)                           3,000            2,950
MBNA Corp.
     3.895% due 12/10/2002 (d)                             500              495
Morgan Stanley, Dean Witter & Co.
     3.830% due 01/28/2002 (d)                           1,000            1,001
National Australia Bank Ltd.
     4.186% due 05/19/2010 (d)                             200              201
National Rural Utilities Cooperative
Finance Corp.
     3.657% due 07/17/2003 (d)                           2,000            2,001
Prudential Funding Corp.
     6.375% due 07/23/2006                               1,000            1,045
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (e)                           5,372            5,400
Washington Mutual Capital I
     3.908% due 05/14/2004 (d)                           3,200            3,206
                                                                     ----------
                                                                         32,603
                                                                     ----------
Industrials 2.8%
DaimlerChrysler North America Holding Corp.
     8.500% due 01/18/2031                               4,700            4,972
Fred Meyer, Inc.
     7.375% due 03/01/2005                               1,000            1,072
Petroleos Mexicanos
     9.500% due 09/15/2027                                 600              638
Qwest Capital Funding, Inc.
     4.270% due 07/08/2002 (d)                           3,000            3,004
Waste Management, Inc.
     7.100% due 08/01/2026                                 500              521
                                                                     ----------
                                                                         10,207
                                                                     ----------
Utilities 1.9%
British Telecom PLC
     4.445% due 12/15/2003 (d)                           3,600            3,671
Commonwealth Edison Co.
     4.210% due 09/30/2002 (d)                           1,000            1,001
Entergy Gulf States, Inc.
     4.662% due 06/02/2003 (d)                             500              502
Scana Corp.
     4.420% due 07/15/2002 (d)                             700              701
Sprint Capital Corp.
     3.870% due 06/10/2002 (d)                             250              251
Vodafone Group PLC
     3.310% due 12/19/2001 (d)                             250              250
WorldCom, Inc.
     3.742% due 11/26/2001 (d)                             500              501
                                                                     ----------
                                                                          6,877
                                                                     ----------
Total Corporate Bonds & Notes                                            49,687
                                                                     ----------
(Cost $49,188)


   U.S. GOVERNMENT AGENCIES 1.9%

Freddie Mac
     6.000% due 06/15/2011                                 6,400          6,747
                                                                     ----------
Total U.S. Government Agencies                                            6,747
                                                                     ----------
(Cost $6,406)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
U.S. TREASURY OBLIGATIONS 141.1%

Treasury Inflation Protected Securities
(e)
     3.625% due 07/15/2002 (c)                      $   51,264       $   52,160
     3.375% due 01/15/2007                              73,787           75,931
     3.625% due 01/15/2008 (c)                         113,616          117,912
     3.875% due 01/15/2009                             139,010          146,264
     4.250% due 01/15/2010                              10,551           11,392
     3.625% due 04/15/2028                              57,050           58,601
     3.875% due 04/15/2029 (c)                          42,707           45,870
                                                                     ----------
Total U.S. Treasury Obligations                                         508,130
                                                                     ----------
(Cost $498,225)

   MORTGAGE-BACKED SECURITIES 2.0%

Collateralized Mortgage Obligations 1.9%
Bear Stearns Adjustable Rate Mortgage
Trust
     7.024% due 11/25/2030 (d)                           3,837            3,909
Freddie Mac
     7.000% due 10/15/2030                               2,000            2,104
GMAC Commercial Mortgage Asset Corp.
     3.357% due 06/01/2005 (d)                             974              974
                                                                     ----------
                                                                          6,987
                                                                     ----------
Fannie Mae 0.1%
     7.052% due 09/01/2018 (d)                             296              304
                                                                     ----------

Total Mortgage-Backed Securities                                          7,291
                                                                     ----------
(Cost $7,117)

FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 1.9%

Republic of France
     3.000% due 07/25/2009 (e)                    EC     7,787            6,895
                                                                     ----------
Total Foreign Currency-Denominated Issues                                 6,895
                                                                     ----------
(Cost $6,687)

   CONVERTIBLE BONDS & NOTES 0.3%

Industrial 0.3%
Waste Management, Inc.
     4.000% due 02/01/2002                               1,000            1,004
                                                                     ----------
Total Convertible Bonds & Notes                                           1,004
                                                                     ----------
(Cost $984)

   SHORT-TERM INSTRUMENTS 0.5%

Repurchase Agreement 0.5%
State Street Bank
     2.600% due 10/01/2001                               1,866            1,866
                                                                     ----------
     (Dated 09/28/2001. Collateralized by
     Freddie Mac
     4.450% due 07/30/2003 valued at
     $1,906.
     Repurchase proceeds are $1,866.)

Total Short-Term Instruments                                              1,866
                                                                     ----------
(Cost $1,866)

Total Investments (a) 161.5%                                         $  581,620
(Cost $570,473)

Other Assets and Liabilities (Net)                                    (221,572)
                                                                     ----------
(61.5%)

Net Assets 100.0%                                                    $  360,048
                                                                     ----------

                                           See accompanying notes | 9.30.01 | 47

Real Return Portfolio
September 30, 2001 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   11,487

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (340)
                                                                     ----------

Unrealized appreciation-net                                          $   11,147
                                                                     ----------

(b) Securities with an aggregate market value of $115
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 2001:
                                                                      Unrealized
                                                     # of          Appreciation/
Type                                            Contracts         (Depreciation)
--------------------------------------------------------------------------------
Eurodollar June Futures (06/2003)                     100            $      239
U.S. Treasury 5 Year Note (12/2001)                    25                   (25)
                                                                     ----------
                                                                     $      214
                                                                     ----------

(C) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Principal amount of security is adjusted for inflation.

(f) Foreign forward currency contracts outstanding at September 30, 2001:


                                 Principal
                                    Amount
                                Covered by      Settlement         Unrealized
Type            Currency          Contract           Month       Appreciation
-----------------------------------------------------------------------------
Sell                  EC             7,816         10/2001            $    62
                                                                      -------
(g)Principal amount denoted in indicated currency:

   EC - Euro

(h) Short sales open at September 30, 2001 were as follows:

                           Coupon
Type                       (%)             Maturity       Par           Value           Proceeds
------------------------------------------------------------------------------------------------
U.S. Treasury Note         0.000         01/15/2008    41,840      $  43,423         $   42,686
U.S. Treasury Note         4.250         11/15/2003    25,000         25,704             25,644
U.S. Treasury Note         4.625         05/15/2006     4,300          4,453              4,433
U.S. Treasury Bonds        6.250         05/15/2030     4,000          4,453              4,334
                                                                   ----------------------------
                                                                   $  78,033         $   77,097
                                                                   ----------------------------

48 Semi-Annual Report | 9.30.01 | See accompanying notes

Schedule of Investments
International Portfolio
September 30, 2001 (Unaudited)

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
   AUSTRALIA (e)(f) 1.4%

General Motors Acceptance Corp.
     4.849% due 03/25/2002 (d)                     Ec   14,300       $   13,005
Medallion Trust
     4.020% due 07/12/2031 (d)                      $    8,823            8,835
National Australia Bank Ltd.
     4.186% due 05/19/2010 (d)                             310              311
Rams Mortgage Corporation Ltd.
     4.683% due 09/26/2032 (d)                     EC    5,675            5,165
Superannuation Members Home Loans Global Fund
     3.410% due 06/15/2026 (d)                      $    1,200            1,201
Torrens Trust
     3.750% due 07/15/2031 (d)                           4,516            4,516
                                                                     ----------
Total Australia                                                          33,033
(Cost $34,131)                                                       ----------


   AUSTRIA (e)(f) 0.7%

Republic of Austria
     5.500% due 01/15/2010                         EC   17,720           16,713
                                                                     ----------
Total Austria                                                            16,713
(Cost $15,417)                                                       ----------


   BELGIUM (e)(f) 0.3%

Kingdom of Belgium
     7.500% due 07/29/2008 (j)                     EC    6,600            6,966
                                                                     ----------
Total Belgium                                                             6,966
(Cost $7,044)                                                        ----------


   CANADA (f) 0.9%

Beneficial Canada, Inc.
     6.350% due 04/01/2002                         C$    4,070            2,616
Province of Ontario

     7.750% due 06/04/2002                $             17,000           17,561
                                                                     ----------
Total Canada                                                             20,177
(Cost $20,232)                                                       ----------


   CAYMAN ISLANDS (e)(f) 1.0%

International Credit Recovery-Japan
     0.375% due 08/25/2005 (d)                     JY  203,466            1,706
     0.785% due 08/25/2005 (d)                         110,000              920
     0.823% due 05/10/2006 (d)                         120,000            1,007
     0.353% due 05/22/2006 (d)                         833,419            6,991
     0.453% due 12/31/2039 (d)                         290,000            2,433
MBNA Master Credit Card Trust
     4.887% due 10/19/2006 (d)                     EC    8,400            7,645
SHL Corp. Ltd.
     0.470% due 12/25/2024 (d)                     JY   93,267              783
     0.770% due 12/25/2024 (d)                         152,000            1,275
                                                                     ----------
Total Cayman Islands                                                     22,760
(Cost $24,046)                                                       ----------


   CROATIA (e)(f) 0.2%

Republic of Croatia
     7.000% due 03/28/2005                         EC    1,840            1,744
     4.528% due 07/31/2006 (d)                      $      669              655
     4.562% due 07/31/2010 (d)                           2,455            2,405
                                                                     ----------
Total Croatia                                                             4,804
(Cost $4,840)                                                        ----------

   DENMARK (e)(f) 0.1%

BG Bank
     5.759% due 11/24/2007 (d)                     EC    1,200            1,126
                                                                     ----------
Total Denmark                                                             1,126
(Cost $1,133)                                                        ----------

   EGYPT 0.2%

Republic of Egypt
     8.750% due 07/11/2011                          $    4,900       $    4,373
                                                                     ----------
   Total Egypt                                                            4,373
   (Cost $4,902)                                                     ----------

   FRANCE (e)(f) 1.8%

Compagnie Financiere de CIC-UE
     5.460% due 10/29/2049 (d)                      $    3,700            3,626
France Telecom
     4.406% due 03/14/2003 (d)                             600              607
Republic of France
     4.000% due 04/25/2009                         EC   40,000           34,763
     3.000% due 07/25/2009                               3,809            3,373
                                                                     ----------
   Total France                                                          42,369
   (Cost $42,594)                                                    ----------

   GERMANY (e)(f) 96.6%

   Depfa Pfandbriefbank
     4.750% due 07/15/2008                         EC    1,990            1,806
     5.750% due 03/04/2009                               2,020            1,934
Kreditanstalt Fur Wiederaufbau
     4.750% due 08/18/2006                              75,000           69,448
Republic of Germany
     5.000% due 11/12/2002                               1,550            1,434
     4.250% due 06/13/2003 (j)                          12,000           11,047
     5.000% due 08/19/2005 (j)                       1,260,000        1,189,089
     6.000% due 02/16/2006 (j)                         109,000          106,764
     5.000% due 02/17/2006 (j)                         100,000           94,372
     6.000% due 07/04/2007 (j)                          29,500           29,048
     5.250% due 01/04/2008 (j)                          29,200           27,809
     4.125% due 07/04/2008 (j)                         165,660          147,819
     4.500% due 07/04/2009 (j)                         621,930          559,185
     5.375% due 01/04/2010                                 300              285
     6.500% due 07/04/2027                                  30               31
Rheinische Hypothekenbank AG
     4.250% due 09/24/2008                              13,780           12,102
WestDeutsche Landersbank
     4.750% due 09/28/2007                               8,880            8,138
                                                                     ----------
   Total Germany                                                      2,260,311
   (Cost $2,154,193)                                                 ----------

GREECE (e)(f) 0.4%

Hellenic Republic
     7.850% due 05/19/2003 (d)                     EC     3,228           2,972
     7.890% due 06/17/2003 (d)                            4,730           4,397
     7.080% due 10/23/2003 (d)                            2,085           1,961
                                                                     ----------
   Total Greece                                                           9,330
   (Cost $13,048)                                                    ----------

IRELAND (e)(f) 0.7%

Diageo Enterprises PLC
     4.494% due 12/19/2002 (d)                     EC     3,200           2,910
Emerald Mortgages PLC
     4.759% due 04/30/2028 (d)                           12,550          11,425
Fennica PLC
     4.727% due 05/20/2054 (d)                            2,800           2,552
                                                                     ----------
   Total Ireland                                                         16,887
   (Cost $16,207)                                                    ----------

   ITALY (e)(f) 12.9%

Findomestic Securitisation Vehicle
     4.764% due 12/20/2008 (d)                     EC    12,550          11,425
First Italian Auto Transaction
     4.834% due 07/01/2008 (d)                          52,650           47,699
     4.762% due 07/01/2010 (d)                          22,500           20,469
International Credit Recovery
     5.141% due 03/30/2010 (d)                           4,800            4,372
   Island Finance
     5.109% due 01/30/2015                               7,683            7,013

                                           See accompanying notes | 9.30.01 | 49

International Portfolio
Septemer 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Republic of Italy
     5.750% due 09/15/2002 (j)                    EC    29,900      $   27,789
     4.750% due 04/15/2003 (j)                          17,200          15,941
     4.750% due 07/01/2005 (j)                          26,970          25,158
     7.750% due 11/01/2006 (j)                          18,100          18,907
     4.500% due 05/01/2009 (j)                          91,390          81,564
     4.250% due 11/01/2009 (j)                          10,580           9,205
     5.500% due 11/01/2010                              31,690          29,825
Upgrade SpA
     5.070% due 12/01/2035 (d)                     $     3,900           3,549
                                                                    ----------
Total Italy                                                            302,916
(Cost $294,833)                                                     ----------

MEXICO (e)(f) 0.5%

United Mexican States
     5.000% due 09/30/2002                        JY 1,194,000          10,347
     8.300% due 08/15/2031                         $       900             794
                                                                    ----------
Total Mexico                                                            11,141
(Cost $12,350)                                                      ----------

   NETHERLANDS 3.1%

Unilever NV
     3.828% due 10/24/2002 (d)                     $    72,000          72,121
                                                                    ----------
Total Netherlands                                                       72,121
(Cost $72,079)                                                      ----------

   NEW ZEALAND (e)(f) 1.0%

Commonwealth of New Zealand
     4.500% due 02/15/2016                        N$    52,110          22,860
                                                                    ----------
Total New Zealand                                                       22,860
(Cost $31,322)                                                      ----------

   SOUTH KOREA (e)(f) 1.8%

Export-Import Bank Korea
     4.915% due 03/20/2002 (d)                    DM     4,900            2,263
KBC Bank Fund Trust IV
     8.220% due 11/29/2049                        EC     3,130            3,112
Korea Development Bank
     1.875% due 02/13/2002                        JY 2,561,000           21,525
     2.700% due 08/16/2002                           1,007,000            8,482
     4.700% due 03/18/2004                             780,000            7,074
                                                                     ----------
Total South Korea                                                        42,456
(Cost $44,668)                                                       ----------

   SPAIN (e)(f) 3.4%

Hipotebansa V. Hipotecaria
     4.755% due 01/18/2018 (d)                    SP   902,221            4,945
     4.670% due 07/18/2022 (d)                       2,222,942           12,119
Kingdom of Spain
     4.950% due 07/30/2005                        EC    25,030           23,462
     5.150% due 07/30/2009                              42,400           39,350
                                                                     ----------
Total Spain                                                              79,876
(Cost $78,897)                                                       ----------

   SUPRANATIONAL (e)(f) 0.2%

European Investment Bank
     5.500% due 12/07/2009                        BP     2,300            3,391
                                                                     ----------
Total Supranational                                                       3,391
(Cost $3,333)                                                        ----------

   TUNISIA (e)(f) 0.1%

Banque Centrale De Tunisie
     7.500% due 08/06/2009                        EC     2,800            2,654
                                                                     ----------
Total Tunisia                                                             2,654
(Cost $2,847)                                                        ----------

UNITED KINGDOM (e)(f) 7.6%

Abbey National Treasury Service PLC
     7.625% due 12/30/2002                       BP      5,270            7,999
Bauhaus Securities Ltd.
     4.654% due 10/30/2052 (d)                   EC      3,025            2,756
     5.099% due 10/30/2052 (d)                          16,750           15,228
BG Transco Holdings PLC
     7.057% due 12/14/2009 (d)                   BP      5,230            7,656
British Telecom PLC
     4.445% due 12/15/2003 (d)                    $      8,500            8,670
Core, Inc.
     4.690% due 01/16/2006 (d)                   DM      6,157            2,836
Haus Ltd.
     4.824% due 12/14/2037 (d)                   EC     24,400           22,227
Holmes Financing PLC
     3.950% due 07/15/2017 (d)                    $      7,260            7,261
     4.727% due 07/15/2040 (d)                   EC     46,700           42,518
Holmes Funding PLC
     4.602% due 11/15/2001 (d)                           1,158            1,054
     4.632% due 11/15/2004 (d)                           2,500            2,278
     4.983% due 12/15/2025                        $      9,148            8,325
Lloyds TSB Bank PLC
     5.375% due 11/29/2049 (d)                           1,100              874
Lloyds TSB Capital
     7.375% due 02/07/2049                       EC      9,250            8,974
Ocwen Mortgage Loans
     5.049% due 12/15/2031 (d)                           4,894            4,466
     5.389% due 04/15/2032 (d)                   BP      3,343            4,920
Osprey Mortgage Securities Ltd.
     3.981% due 06/22/2072 (d)                   EC      3,168            2,884
RMAC PLC
     5.765% due 12/09/2032 (d)                   BP      2,056            3,022
    10.000% due 06/12/2033                               6,000            1,756
     5.693% due 09/12/2041 (d)                           1,306            1,922
     5.513% due 03/12/2042 (d)                             247              363
Royal Bank of Scotland Group PLC
     6.070% due 09/30/2031                        $        500              505
Sunamerica Institutional Funding
     4.912% due 05/14/2003 (d)                   EC        800              728
United Kingdom Gilt
     8.500% due 12/07/2005                       BP      2,600            4,344
     5.750% due 12/07/2009 (j)                           9,730           15,070
                                                                     ----------
Total United Kingdom                                                    178,636
(Cost $178,464)                                                      ----------

UNITED STATES (e)(f) 37.9%

Asset-Backed Securities 2.5%
Advanta Mortgage Loan Trust
     3.036% due 11/25/2029 (d)                     $       155              155
AESOP Funding II LLC
     4.131% due 11/20/2006 (d)                          11,200           11,141
AFC Home Equity Loan Trust
     2.881% due 03/25/2027 (d)                             306              306
Amortizing Residential Collateral Trust
     2.921% due 09/25/2030 (d)                              20               20
Champion Home Equity Loan Trust
     8.033% due 02/25/2028 (d)                           1,735            1,771
Conseco Finance
     4.200% due 10/15/2031 (d)                             239              239
Duck Auto Grantor Trust
     6.760% due 04/15/2005                              15,794           16,161
Home Loan Trust
     5.074% due 01/25/2014                               4,908            4,957
Indymac Home Equity Loan Asset-Backed Trust
     6.200% due 06/25/2025                                 230              233
Marriott Vacation Club Owner Trust
     0.990% due 09/20/2017 (d)                           3,007            2,981
Metris Master Trust
     4.531% due 04/20/2006 (d)                             500              502
MLCC Mortgage Investors, Inc.
     3.867% due 03/15/2025 (d)                              95               96
Novastar Home Equity Loan
     4.080% due 04/25/2028 (d)                           8,183            8,186

50 Semi-Annual Report | 9.30.01 | See accompanying notes

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)
Provident Bank Equipment Lease Trust
   4.105% due 11/25/2011 (d)                       $     8,088       $    8,052
Providian Home Equity Loan Trust
   4.082% due 06/25/2025 (d)                                77               77
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                    39               39
Residential Asset Securities Corp.
   4.328% due 01/25/2032 (d)                                47               47
SallieMae
   7.024% due 04/25/2007 (d)                               938              939
   5.411% due 10/25/2007 (d)                             2,284            2,284
                                                                     ----------
                                                                         58,186
                                                                     ----------
Convertible Bonds & Notes 0.3%
Axa
   2.500% due 01/01/2014                          EC     1,385            1,133
Finmeccanica SpA
   2.000% due 06/08/2005                                 2,687            2,415
Hellenic Finance
   2.000% due 07/15/2003                                 2,400            2,190
Koninklijke Ahold NV
   4.000% due 05/19/2005                                 1,000              999
                                                                     ----------
                                                                          6,737
                                                                     ----------

Corporate Bonds & Notes 16.4%
Associates Corp. of North America
   4.548% due 05/08/2003 (d)                       $     3,720            3,734
Bear Stearns Co., Inc.
   6.125% due 02/01/2003                                 1,129            1,168
   4.060% due 03/28/2003 (d)                             7,170            7,166
   3.850% due 12/01/2003 (d)                               600              601
Beneficial Corp.
   7.650% due 11/04/2002                                   500              524
CIT Group, Inc.
   4.270% due 04/07/2003 (d)                             1,150            1,154
DaimlerChrysler North America Holding Corp.
   3.920% due 12/16/2002 (d)                             4,600            4,626
   4.200% due 08/01/2003 (d)                             1,070            1,060
   4.441% due 08/16/2004 (d)                             5,400            5,296
   6.400% due 05/15/2006                                 3,190            3,231
Donaldson, Lufkin & Jenrette, Inc.
   4.833% due 04/25/2003 (d)                             4,140            4,155
   5.298% due 07/18/2003 (d)                            40,600           40,740
Finova Group, Inc.
   7.500% due 11/15/2009                                 2,448              961
Ford Motor Credit Co.
   3.340% due 03/17/2003 (d)                             7,100            7,010
   3.732% due 06/02/2003 (d)                             2,030            2,009
   4.076% due 06/20/2003 (d)                            10,000            9,880
   3.303% due 06/23/2003 (d)                               600              595
   1.000% due 12/22/2003                          JY    44,000              372
   4.320% due 03/08/2004 (d)                       $     7,100            7,077
   4.110% due 07/19/2004 (d)                            23,500           23,086
   1.200% due 02/07/2005                          JY   458,000            3,877
   4.160% due 06/30/2005 (d)                       $     7,900            7,713
General Motors Acceptance Corp.
   0.183% due 07/26/2002 (d)                      JY   341,000            2,855
   4.220% due 02/14/2003 (d)                       $     7,000            6,914
   4.530% due 05/16/2003 (d)                               900              893
   3.986% due 08/04/2003 (d)                            10,300           10,161
   4.600% due 03/22/2004 (d)                               900              889
   4.070% due 04/05/2004 (d)                            36,460           35,671
   4.070% due 04/05/2004 (d)                             1,160            1,137
   4.060% due 07/21/2004 (d)                            14,100           13,709
   6.875% due 09/09/2004                          BP     6,650           10,117
   5.500% due 02/02/2005                          EC    16,900           15,472
Household Finance Corp.
   4.673% due 08/06/2002 (d)                       $       820              823
KFW International Finance, Inc.
   5.250% due 06/28/2006                                 5,000            5,133
Lehman Brothers Holdings, Inc.
   5.776% due 04/02/2002 (d)                             3,450            3,461
   4.140% due 07/08/2002 (d)                             4,300            4,303
   5.560% due 07/15/2002 (d)                             6,800            6,832
   5.580% due 08/06/2002 (d)                             3,600            3,611
   3.762% due 09/03/2002 (d)                             1,000            1,001
   4.465% due 12/12/2002 (d)                            17,900           17,985
   4.220% due 04/04/2003 (d)                             9,200            9,217
Merrill Lynch & Co.
     2.752% due 06/24/2003 (d)                           2,100            2,101
     3.847% due 05/21/2004 (d)                           9,910            9,928
National Rural Utilities Cooperative Finance Corp.
     3.657% due 07/17/2003 (d)                           2,100            2,101
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(k)                       19,600           16,856
Proctor & Gamble Co.
     1.500% due 12/07/2005                        JY 1,000,000            8,728
Protective Life Funding Trust
     5.158% due 01/17/2003 (d)                     $     2,100            2,107
Public Service Enterprise Group, Inc.
     4.422% due 05/21/2002 (d)                          20,000           20,040
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (d)                          13,654           13,724
     5.733% due 10/21/2002 (d)                    BP     2,480            3,649
     3.815% due 02/11/2003 (d)                     $       400              401
     4.590% due 04/28/2003 (d)                             800              801
     3.980% due 05/04/2004 (d)                           1,000            1,002
Sierra Pacific Resources
     4.410% due 04/20/2002 (d)                             400              396
Sprint Spectrum LP
   11.000% due 08/15/2006                                6,845            7,223
Texas Utilities Corp.
     4.536% due 12/20/2002 (d)                           8,050            8,061
U.S. Bancorp
     4.543% due 02/03/2003 (d)                             600              603
                                                                     ----------
                                                                        383,940
                                                                     ----------
Mortgage-Backed Securities 11.0%
Bear Stearns Adjustable Rate Mortgage Trust
     5.930% due 02/25/2031 (d)                          37,514           37,974
     6.898% due 02/25/2031 (d)                          14,589           14,664
CDC Depositor Trust I
     3.951% due 12/14/2001 (d)                           2,006            2,009
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                               1,063            1,080
Citicorp Mortgage Securities, Inc.
     6.500% due 07/25/2028                               1,042            1,049
     6.500% due 03/25/2029                                 250              253
Countrywide Home Loans
     6.750% due 08/25/2028                                 156              156
Countrywide Mortgage Backed Securities, Inc.
     6.750% due 05/25/2024                                 468              468
Credit-Based Asset Servicing
     7.844% due 11/27/2031                               4,287            4,328
Crusade Global Trust
     3.900% due 05/15/2021 (d)                          23,066           23,134
Fannie Mae
     7.000% due 01/01/2005                                 855              880
     8.800% due 01/25/2019                               1,094            1,163
     7.000% due 02/25/2020                               2,482            2,513
     7.000% due 09/25/2023                                 174              180
     6.000% due 10/15/2031 (d)                          10,500           10,467
Freddie Mac
     5.750% due 09/15/2010                        EC    17,500           16,635
     3.837% due 07/15/2028 (d)                     $     1,089            1,089
     6.500% due 07/15/2028                               8,960            9,165
General Electric Capital Mortgage Services, Inc.
     6.750% due 08/25/2029                               3,342            3,350
Government National Mortgage Association
     7.375% due 03/20/2022 (d)                             405              414
     7.375% due 04/20/2022 (d)                             362              371
     7.750% due 08/20/2022-09/20/2026 (d)(g)            16,403            8,605
     7.625% due 11/20/2022 (d)                             967            1,000
     7.375% due 06/20/2023 (d)                             779              799
     7.625% due 11/20/2023 (d)                             788              814
     7.625% due 10/20/2024 (d)                           2,367            2,447
     7.625% due 11/20/2024 (d)                           3,895            4,026
     7.625% due 11/20/2024 (d)                           2,098            2,168
     7.375% due 02/20/2025 (d)                           1,397            1,425
     7.500% due 09/15/2025-12/15/2030 (g)               19,708           10,323
     7.375% due 04/20/2026 (d)                             696              711
     7.375% due 05/20/2026 (d)                           1,115            1,140
     7.000% due 04/20/2030-06/20/2030 (d)(g)            61,776           35,884
     8.500% due 10/22/2031 (d)(g)                        4,066            3,220

                                           See accompanying notes | 9.30.01 | 51

International Portfolio
Septemer 30, 2001 (Unaudited)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)

J.P. Morgan Commercial Mortgage Finance Corp.
     3.767% due 04/15/2010 (d)                      $    9,386       $    9,397
Morgan Stanley Capital I
     7.460% due 02/15/2020                               1,190            1,275
Nationslink Funding Corp.
     4.198% due 04/10/2007 (d)                           1,118            1,118
PNC Mortgage Securities Corp.
     4.956% due 12/25/2030 (d)                             886              888
Puma Finance Ltd.
     5.000% due 04/15/2031 (d)(l)                        6,812            6,849
Residential Accredit Loans, Inc.
     7.750% due 03/25/2030                               1,104            1,109
Residential Funding Mortgage Securities I
     6.750% due 06/25/2028                                 323              322
Residential Funding Mortgage Securities, Inc.
     3.965% due 05/12/2032 (d)                          20,863           20,896
Salomon Brothers Mortgage Securities VII
     4.185% due 04/25/2029 (d)                             674              677
Saxon Mortgage Securities Corp.
     6.750% due 02/25/2024                               1,476            1,482
Starwood Asset Receivables Trust
     3.880% due 09/25/2022 (d)                             690              691
Washington Mutual, Inc.
     4.240% due 07/26/2003 (d)                             946              946
     6.818% due 12/25/2040 (d)                           1,736            1,742
     7.174% due 01/25/2041 (d)                           7,698            7,735
                                                                     ----------
                                                                        259,031
                                                                     ----------

Municipal Bonds & Notes 0.4%
Puerto Rico Electric Power Authority Revenue Bonds
(FSA Insured), Series 1992
9.178% due 07/01/2023 (d)                                8,950            9,711
                                                                     ----------
U.S. Government Agencies 4.2%
Fannie Mae
     5.375% due 03/08/2004                          $    4,400            4,456
Federal Home Loan Bank
     6.750% due 02/01/2002                              44,800           45,421
     5.804% due 02/15/2002 (d)                          31,480           31,633
     7.640% due 02/15/2005                              11,000           11,210
     5.250% due 01/15/2006                        EC     5,000            4,712
                                                                     ----------
                                                                         97,432
                                                                     ----------

U.S. Treasury Obligations 3.1%
Treasury Inflation Protected Securities (h)
     3.625% due 07/15/2002 (b)                      $   69,934           71,158
U.S. Treasury Notes
     5.000% due 08/15/2011                               1,800            1,860
                                                                     ----------
                                                                         73,018
                                                                     ----------
Total United States                                                     888,055
                                                                     ----------
(Cost $894,374)

   PURCHASED CALL OPTIONS 0.1%

Interest Rate Swap (OTC)
     4.750% due 05/01/2004
     Strike @ 4.750 Exp. 04/29/2002                    172,900            2,876
                                                                     ----------
Total Purchased Call Options                                              2,876
                                                                     ----------
(Cost $842)

   PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 93.750 Exp. 12/17/2001                 2,600,000               33
Eurodollar December Futures (CME)
     Strike @ 95.250 Exp. 12/17/2001                 2,240,000               14
Republic of Germany (OTC)
     5.000% due 08/19/2005
     Strike @ 97.350 Exp. 12/03/2001                 1,260,000                0
Republic of Germany (OTC)
     6.000% due 12/31/2001
     Strike @ 103.300 Exp. 10/03/2001                1,500,000                0
U.S. Treasury Bond (OTC)
     6.000% due 03/31/2002
     Strike @ 83.000 Exp. 02/23/2002                   550,400                1
                                                                     ----------
Total Purchased Put Options                                                  48
                                                                     ----------
(Cost $433)

                                                      Principal
                                                        Amount            Value
                                                        (000s)            (000s)

SHORT-TERM INSTRUMENTS 15.6%

Commercial Paper 13.7%
AT&T Corp.
     4.525% due 08/06/2002                          $    2,850       $    2,850
British Telecom PLC
     4.853% due 10/09/2001                              18,900           18,898
CDC
     3.380% due 10/01/2001                             110,000          110,000
Fannie Mae
     3.610% due 12/27/2001-12/28/2001 (g)               66,788           46,102
Federal Home Loan Bank
     3.000% due 10/01/2001                              10,000           10,000
General Electric Capital Corp.
     3.100% due 12/26/2001                               2,300            2,285
     3.490% due 12/27/2001                               7,500            7,453
KFW International Finance, Inc.
     3.630% due 12/27/2001                              16,500           16,396
Swedbank, Inc.
     3.570% due 11/20/2001                               1,400            1,392
UBS Finance, Inc.
     3.450% due 10/01/2001                              60,000           60,000
     3.630% due 12/27/2001                              46,600           46,307
                                                                     ----------
                                                                        321,683
                                                                     ----------

Repurchase Agreement 0.5%
State Street Bank
     2.600% due 10/01/2001                              12,598           12,598
                                                                     ----------
     (Dated 09/28/2001. Collateralized by Federal Home
     Loan Mortgage Bank 7.000% due 08/22/2003 valued at $12,851. Repurchase proceeds are $12,601.)

U.S. Treasury Bills 1.4%
     2.600% due 10/18/2001 (b)(g)                       31,430           31,382
                                                                     ----------

   Total Short-Term Instruments                                         365,663
                                                                     ----------
   (Cost $365,372)

   Total Investments (a) 188.5%                                      $4,411,542
   (Cost $4,317,601)

   Written Options (c) (0.1%)                                            (2,301)
   (Premiums $2,976)

   Other Assets and Liabilities (Net) (88.4%)                        (2,068,410)
                                                                     ----------

   Net Assets 100.0%                                                 $2,340,831
                                                                     ----------


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $ 145,251

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (51,310)
                                                                     ----------

   Unrealized appreciation-net                                       $   93,941
                                                                     ----------

52 Semi-Annual Report | 9.30.01 | See accompanying notes

(b) Securities with an aggregate market value of $59,747 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2001:
                                                                    Unrealized
                                                          # of   Appreciation/
Type                                                 Contracts  (Depreciation)
--------------------------------------------------------------------------------
Eurodollar September Futures (09/2003)                      83     $        60
EuroBond 10 Year Note (12/2001)                            500            (87)
Euro-Bobl 5 Year Note (12/2001)                          7,889           7,558
U.S Treasury 10 Year Note (12/2001)                      1,091           2,494
U.S Treasury 30 Year Bond (12/2001)                      2,752           (602)
Euribor Futures (03/2002)                                  892           (158)
Euribor Futures (09/2002)                                    5               6
Euribor Futures (12/2002)                                    5               6
Euribor Futures (03/2003)                                    5               4
Euribor Futures (06/2003)                                    5               3
Government of Japan 10 Year Note (12/2001)                 597         (3,121)
United Kingdom 90 Day LIBOR Futures (03/2002)              650            (31)
United Kingdom 90 Day LIBOR Futures (09/2002)              116            (37)
United Kingdom 90 Day LIBOR Futures (12/2002)              384             335
United Kingdom 90 Day LIBOR Futures (03/2003)              382              76
United Kingdom 90 Day LIBOR Futures (06/2003)              386              73
                                                                     ----------
                                                                     $    6,579
                                                                     ----------

(c) Premiums received on written options:

                                                          # of
Type                                                  Contracts       Premium        Value
-------------------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.000 Exp. 12/17/2001                          443     $     157     $      3

Call - CBOT U.S. Treasury Note December Futures
   Strike @ 108.000 Exp. 11/24/2001                         164           104          282

Put - CME Eurodollar December Futures
   Strike @ 95.500 12/17/2001                             1,340           495            8

Put - CME Eurodollar December Futures
   Strike @ 95.250 12/17/2001                             3,083         1,239           19

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.900 Exp. 04/29/2002                      33,100,000         751        1,528

Call - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 5.900 Exp. 04/29/2002                      10,000,000         230          461
                                                                    ----------------------
                                                                    $   2,976     $  2,301
                                                                    ----------------------

(d) Variable rate security. The rate listed is as of September 30, 2001.


(e) Foreign forward currency contracts outstanding at September 30, 2001:

                                Principal
                                Amount                             Realized
                              Covered by       Settlement     Appreciation/
Type    Currency               Contract         Month          Depreciation
---------------------------------------------------------------------------
Buy       A$                     1,052          10/2001        $       (29)
Sell                             3,586          10/2001                  22
Sell      BP                    43,068          10/2001                   1
Sell      DK                    12,769          12/2001                  21
Buy       EC                   396,767          10/2001             (2,564)
Sell                           589,832          10/2001               3,082
Buy       JY                15,665,075          10/2001             (2,338)
Sell                         3,069,006          10/2001               (192)
Buy                          6,394,430          12/2001                 652
Sell                        89,600,000          12/2001             (5,482)
Sell      N$                    59,088          10/2001               1,886
Buy       SF                    38,560          11/2001               (689)
Sell                            38,560          11/2001                 237
                                                                -----------
                                                                $    5,393)
                                                                -----------

(f) Principal amount denoted in indicated currency:

     A$ - Australian Dollar
     BP - British Pound
     C$ - Canadian Dollar
     DK - Danish Krone
     DM - German Mark
     EC - Euro
     H$ - Hong Kong Dollar
     N$ - New Zealand Dollar
     JY - Japanese Yen
     SP - Spanish Peseta
     SF - Swiss Franc

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at September 30, 2001:


                                                                      Unrealized
                                                       Notional    Appreciation/
Type                                                    Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.347%.

Broker: Bank of America
Exp. 03/15/2011                                  JY 55,000,000       $    1,489

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.347%.

Broker: Merrill Lynch
Exp. 03/15/2011                                     30,000,000           (1,858)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003                                    114,140,000           (1,433)

Receive floating rate based on 3-Month H$-HIBOR and pay a fixed rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                                  H$  1,043,000          (14,083)

Receive floating rate based on 3-Month H$-HIBOR and pay a fixed rate equal to 5.753%.

Broker: Goldman Sachs
Exp. 02/08/2006                                        735,000           (5,507)

Receive floating rate based on 3-Month H$-HIBOR and pay a fixed rate equal to 5.729%.

Broker: Goldman Sachs
Exp. 06/01/2006                                      1,015,300           (7,443)

Receive floating rate based on 3-month Canadian Bank
Bill and pay a fixed rate equal to 6.515%.

Broker: J.P. Morgan Chase & Co.
Exp. 05/10/2002                                  C$     51,990             (678)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Broker: Goldman Sachs

Exp. 05/18/2010                                  JY  7,436,060           (4,173)

                                           See accompanying notes | 9.30.01 | 53

International Portfolio
Septemer 30, 2001 (Unaudited)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.100%.

Broker: Morgan Stanley Dean Witter
Exp. 01/15/2031                                  EC     52,000       $   (2,052)

Receive a fixed rate equal to 4.610% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2004                                      2,000,000           23,115

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2016                                        469,300           (1,719)

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2016                                         69,300             (158)

Receive a fixed rate equal to 4.750% and pay floating rate based on 6-month EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                         35,000              590

Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                        228,000             (202)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.500%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2003                                      1,785,000             (734)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.610%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                      2,000,000              417

Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                   $    134,700           12,938

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.313%.

Broker: Merrill Lynch
Exp. 01/11/2008                                  JY 20,000,000           (5,582)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                      3,692,000           (1,242)

Receive a fixed rate equal to 5.670% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/08/2006                                   $     93,900            4,718

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                   $    130,700            5,522

Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                  H$  1,020,100       $   (6,606)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Goldman Sachs
Exp. 03/15/2016                                  BP    300,400            1,666

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Lehman Brothers
Exp. 03/15/2016                                         45,400              117

Receive a fixed rate equal to 5.250% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                        402,700            2,462

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2003                                         25,000              270

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 03/15/2004                                         95,100              622

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2016                                        148,800             (691)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                         91,100            2,009

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                         54,000              821

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Morgan Stanley Dean Witter
Exp. 09/15/2002                                         54,000             (590)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                        125,000             (463)

54 Semi-Annual Report | 9.30.01 | See accompanying notes

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: Goldman Sachs
Exp. 09/19/2002                                  BP     52,800       $     (294)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                        398,200            2,521

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.

Broker: J.P. Morgan Chase & Co.
Exp. 09/19/2002                                        390,200           (3,836)

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2006                                        122,200              725

Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/19/2006                                        390,200           (2,362)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 06/17/2004                                        850,000            5,076

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/17/2004                                        890,030            5,008

Receive a fixed rate equal to 5.640% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/05/2006                                   $    130,170            6,467

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/17/2006                                        132,800            1,774

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/17/2006                                        563,500            7,008

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 12/17/2006                                        287,000            3,874

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Broker: Merrill Lynch
Exp. 03/19/2006                                  BP    273,900           (4,734)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 3.628%.

Broker: Goldman Sachs
Exp. 03/15/2003                                  EC    500,000             (272)

Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002                                   $      6,400                0
                                                                     ----------
                                                                     $   22,497
                                                                     ----------
(j) Subject to financing transaction.

(k) Security is in default.

(l) Restricted security.

(m) Short sales open at September 30, 2001 were as follows:


                      Coupon
Type                  (%)         Maturity        Par        Value     Proceeds
--------------------------------------------------------------------------------
Republic of Germany    4.500    07/04/2009      365,000    $ 328,680   $ 335,720
Republic of Germany    5.000    02/17/2006      67,900        54,079      65,601
                                                           ---------------------
                                                           $ 392,759   $ 401,321
                                                           ---------------------

See accompanying notes | 9.30.01 | 55

Schedule of Investments
Emerging Markets Portfolio
September 30, 2001 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)

   ARGENTINA 0.5%

   Republic of Argentina
     5.562% due 03/31/2005 (d)             $    2,016    $     1,420
                                                         -----------
   Total Argentina                                             1,420
                                                         -----------
   (Cost $1,484)

   BALTIC NATIONS 0.1%

   Republic of Kazakhstan
         8.375% due 10/02/2002             $      200    $       205
                                                         -----------
   Total Baltic Nations                                          205
                                                         -----------
   (Cost $199)

   BERMUDA 0.5%
   IMEXA Export Trust
         10.125% due 05/31/2003            $    1,478    $     1,461
                                                         -----------
   Total Bermuda                                               1,461
                                                         -----------
   (Cost $1,437)

   BRAZIL 10.6%
   Republic of Brazil
         9.625% due 07/15/2005             $    3,400    $     2,933
         5.437% due 04/15/2006 (d)              7,576          6,307
         5.500% due 04/15/2009 (d)              4,000          2,967
        14.500% due 10/15/2009                  1,000            944
         8.000% due 04/15/2014                  5,184          3,510
        12.750% due 01/15/2020                    150            115
         8.875% due 04/15/2024                  3,000          1,696
         5.437% due 04/15/2024 (d)              1,000            644
         6.000% due 04/15/2024                  3,500          2,214
        10.125% due 05/15/2027 (c)              2,500          1,575
        12.250% due 03/06/2030                  8,700          6,329
        11.000% due 08/17/2040                  4,500          2,925
                                                         -----------
   Total Brazil                                               32,158
                                                         -----------
   (Cost $35,202)

   BULGARIA 11.8%
   Republic of Bulgaria
         6.312% due 07/28/2011 (d)         $   10,890    $     8,467
         3.000% due 07/28/2012 (d)              8,941          7,050
         4.563% due 07/28/2024 (c)(d)          26,710         20,500
                                                         -----------
   Total Bulgaria                                             36,017
                                                         -----------
   (Cost $35,985)

   CAYMAN ISLANDS 0.3%
   Korea Asset Funding Ltd.
         7.270% due 02/10/2009 (d)         $      959    $       988
                                                         -----------
   Total Cayman Islands                                          988
                                                         -----------
   (Cost $957)

   COLOMBIA 2.0%
   Republic of Colombia
        10.875% due 03/09/2004             $    1,430    $     1,524
        11.772% due 08/13/2005 (d)                 60             61
         7.625% due 02/15/2007                  2,480          2,300
         9.750% due 04/23/2009                  2,350          2,309
                                                         -----------
   Total Colombia                                              6,194
                                                         -----------
   (Cost $5,340)

   CROATIA 0.5%
   Republic of Croatia
         7.000% due 03/28/2005      EC          1,000    $       948
         6.250% due 07/31/2006 (d)         $      669            655
                                                         -----------
   Total Croatia                                               1,603
                                                         -----------
   (Cost $1,621)

   EGYPT 5.1%

   Republic of Egypt
         8.750% due 07/11/2011             $   17,550    $    15,663
                                                         -----------
   Total Egypt                                                15,663
                                                         -----------
   (Cost $16,626)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)

   MEXICO 15.4%
   Banco Nacional de comercio
   Exterior
         7.250% due 02/02/2004             $    3,100    $     3,152
   Bancomext Trust
         8.000% due 08/05/2003                  3,627          3,716
   United Mexican States
         0.000% due 06/30/2003 (d)             33,635            266
         8.553% due 04/07/2004 (d)              1,000          1,030
         9.616% due 04/07/2004 (d)                325            332
         8.341% due 04/07/2004 (d)  EC          3,500          3,217
         5.560% due 03/25/2005 (d)         $    5,000          4,700
         8.625% due 03/12/2008                  2,000          2,074
        10.375% due 02/17/2009                  2,000          2,215
         9.875% due 02/01/2010                  2,750          2,943
         8.375% due 01/14/2011                  1,900          1,886
         8.125% due 12/30/2019                  6,500          5,853
         6.250% due 12/31/2019                  9,675          8,867
         7.412% due 12/31/2019 (d)              3,867          3,878
         7.515% due 12/31/2019 (d)              1,070          1,073
        11.500% due 05/15/2026                  1,500          1,775
                                                         -----------
   Total Mexico                                               46,977
                                                         -----------
   (Cost $46,680)

   MOROCCO 0.5%
   Kingdom of Morocco
         5.093% due 01/05/2009 (d)         $      330    $       285
   Morroco Restructured Tranche A
         7.562% due 01/01/2009                  1,536          1,328
                                                         -----------
   Total Morocco                                               1,613
                                                         -----------
   (Cost $1,668)

   PANAMA 9.4%
   Republic of Panama
         5.030% due 05/10/2002 (d)         $       75    $        76
         9.625% due 02/08/2011                  9,500          9,487
         4.500% due 07/17/2014                 18,253         16,160
         8.875% due 09/30/2027                  3,210          2,833
                                                         -----------
   Total Panama                                               28,556
                                                         -----------
   (Cost $28,407)

   PERU 6.0%
   Republic of Peru
         4.000% due 03/07/2017             $   12,900    $     8,273
         4.500% due 03/07/2017                 14,248          9,992
                                                         -----------
   Total Peru                                                 18,265
                                                         -----------
   (Cost $17,800)

   PHILIPPINES 3.1%
   Republic of Philippines
         6.875% due 01/05/2005 (d)         $    2,401    $     2,345
         6.500% due 12/01/2017                  8,500          7,225
                                                         -----------
   Total Philippines                                           9,570
                                                         -----------
   (Cost $9,232)

   POLAND 14.7%
   Republic of Poland
         6.000% due 10/27/2014             $   13,600    $    13,448
         3.750% due 10/27/2024 (c)(d)          39,430         28,381
         4.250% due 10/27/2024                  4,000          3,050
                                                         -----------
   Total Poland                                               44,879
                                                         -----------
   (Cost $42,401)

   QATAR 4.7%
   State of Qatar
         9.750% due 06/15/2030             $   13,160    $    14,229
                                                         -----------
   Total Qatar                                                14,229
                                                         -----------
   (Cost $14,020)

   RUSSIA 1.6%
   Russian Federation
         9.250% due 11/27/2001             $    2,800    $     2,817
        11.750% due 06/10/2003                  2,100          2,191
                                                         -----------
   Total Russia                                                5,008
                                                         -----------
   (Cost $4,896)

56 Semi-Annual Report | 9.30.01 | See accompanying notes

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)

   SLOVAKIA 0.2%

   Slovak Wireless Finance
        11.250% due 03/30/2007     EC             500    $       471
                                                         -----------
   Total Slavokia                                                471
                                                         -----------
   (Cost $485)

   SOUTH AFRICA 2.8%

   Republic of South Africa
         9.125% due 05/19/2009         $        7,750    $     8,474
                                                         -----------
   Total South Africa                                          8,474
                                                         -----------
   (Cost $8,170)

   SOUTH KOREA 16.6%

   Cho Hung Bank
        11.500% due 04/01/2010 (d)     $        5,000    $     5,100
        11.875% due 04/01/2010                  3,000          3,094
   Export-Import Bank Korea
         6.500% due 11/15/2006                  2,500          2,578
   Hanvit Bank
        12.750% due 03/01/2010                  2,000          2,088
        11.750% due 03/01/2010                  8,340          8,590
   Korea Development Bank
         7.625% due 10/01/2002                  4,050          4,209
         6.500% due 11/15/2002                  2,000          2,063
         8.294% due 06/16/2003 (d)              3,000          2,940
         6.625% due 11/21/2003                  2,900          3,029
         7.375% due 09/17/2004                  4,500          4,832
   Republic of Korea
         8.875% due 04/15/2008 (c)             10,450         12,102
                                                         -----------
   Total South Korea                                          50,625
                                                         -----------
   (Cost $48,607)

   TUNISIA 1.4%

   Banque Centrale De Tunisie
         8.250% due 09/19/2027         $        4,750    $     4,334
                                                         -----------
   Total Tunisia                                               4,334
                                                         -----------
   (Cost $4,030)

   TURKEY 1.4%

   Republic of Turkey
        11.750% due 06/15/2010 (c)     $        5,000    $     4,338
                                                         -----------
   Total Turkey                                                4,338
                                                         -----------
   (Cost $4,238)

   URUGUAY 0.1%

   Banco Central Del Uruguay
         7.250% due 02/19/2006         $          132    $       124
                                                         -----------
   Total Uruguay                                                 124
                                                         -----------
   (Cost $126)

   VENEZUELA 0.1%

   Republic of Venezuela
         4.750% due 12/18/2007 (d)     $          310    $       255
                                                         -----------
   Total Venezuela                                               255
                                                         -----------
   (Cost $244)

   SHORT-TERM INSTRUMENTS 5.8%

   Certificates of Deposit 1.0%
   Mexico Credit Link
         8.987% due 02/25/2002 (d)     $        3,000    $     3,104

   Commercial Paper 4.8%
   Swedbank, Inc.
         3.510% due 10/24/2001                  1,000            998
   UBS Finance, Inc.
         3.240% due 11/19/2001                 13,600         13,540
                                                         -----------
                                                              14,538
                                                         -----------
   Total Short-Term Instruments                               17,642
                                                         -----------
   (Cost $17,598)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)

Total Investments (a) 115.2%                             $   351,069
(Cost $347,453)

Other Assets and Liabilities (Net)(15.2%)                   (46,449)
                                                         -----------


Net Assets 100.0%                                        $   304,620
                                                         -----------

Notes to Schedule of Investments
(amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was
an excess of value over tax cost.                        $     9,408

Aggregate gross unrealized depreciation for all
investments in which there was
an excess of tax cost over value.                            (5,792)
                                                         -----------

Unrealized appreciation-net                              $     3,616
                                                         -----------

(b) Security becomes interest bearing at a future date.

(c) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Foreign forward currency contracts outstanding at September 30, 2001:

                          Principal
                             Amount
                         Covered by        Settlement     Unrealized
Type         Currency      Contract             Month   Appreciation
----------------------------------------------------------------------
Buy             EC            8,400           10/2001    $       173
Buy             HF        2,484,000           11/2001            646
                                                         -----------
                                                         $       819
                                                         -----------
(g) Principal amount denoted in indicated currency:

        EC - Euro
        HF - Hungarian Forint

(h) Short sales open at September 30, 2001 were as follows:

                         Coupon
Type                        (%)    Maturity     Par          Value    Proceeds
------------------------------------------------------------------------------
Republic of Argentina     7.000  12/19/2008  40,000      $  24,052  $  24,799
Republic of Turkey       11.750  06/15/2010  13,000         11,280     10,949
Republic of Philippines  10.625  03/16/2025   7,000          5,775      6,168
                                                         --------------------
                                                         $  41,107  $  41,916
                                                         --------------------
(i) Swap agreements outstanding at September
30, 2001:

                                                         Notional    Unrealized
Type                                                       Amount  Appreciation
-------------------------------------------------------------------------------
Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005.

Broker: Salomon Brothers
Exp. 05/23/2003                                          $ 25,000   $         0

Pay a fixed rate equal to 5.000% and the Fund will receive from the counterparty at par in the event of default of the Republic of Brazil 8.000% due 04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2002                                            10,000             0

Receive a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil 8.000% due
04/15/2014.

Broker: Goldman Sachs
Exp. 09/27/2003                                            10,000             0
                                                                    -----------
                                                                    $         0
                                                                    -----------

                                           See accompanying notes | 9.30.01 | 57

Schedule of Investments
Municipal Sector Portfolio
September 30, 2001 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)

MUNICIPAL BONDS & NOTES 100.5%

Alabama 4.5%
Jefferson County, Alabama Sewer
Revenue Bonds Warrants, (FGIC Insured),
Series 2000-323
5.800% due 02/01/2029 (d)              $          750    $       726

Jefferson County, Alabama Sewer

Revenue Bonds Warrants, (FGIC Insured),
Series 2000-352
8.042% due 02/01/2036 (d)                       4,750          4,683
                                                         -----------
                                                               5,409
                                                         -----------
Alaska 1.3%
Northern Tobacco Securitization
Bonds, Series 2000
6.500% due 06/01/2031                           1,500          1,613
                                                         -----------
                                                               1,613
                                                         -----------
California 4.5%
East Bay, California Municipal Utility
District Wastewater Treatment System
Revenue Bonds, (AMBAC Insured),
Series 1993
6.420% due 06/01/2013 (d)                       1,000          1,103

East Bay, California Municipal Utility
Water System Revenue Bonds,
(MBIA Insured), Series 1993
5.200% due 06/01/2008                           2,700          2,850

Foothill Eastern Transportation Corridor
Agency California Toll Road Revenue Bonds,
(MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027                           1,500          1,023

Foothill Eastern Transportation Corridor
Agency California Toll Road
Revenue Bonds, Series 1995
0.000% due 01/01/2026                           1,000            284
                                                         -----------
                                                               5,260
                                                         -----------
Florida 1.4%
Florida State Governmental Utility
Authority Revenue Bonds,
(AMBAC Insured), Series 2000
5.850% due 10/01/2029 (d)                         650            628

Lee County, Florida Airport Revenue
Bonds, (FSA Insured),
Series 2000-A
6.000% due 10/01/2029                           1,000          1,076
                                                         -----------
                                                               1,704
                                                         -----------
Georgia 10.1%
Atlanta, Georgia Water & Wastewater
Revenue Bonds,
(FGIC Insured), Series 2001
6.690% due 11/01/2038 (d)                         500            466

Georgia State General Obligation
Bonds, Series 2001
5.375% due 07/01/2017 (d)                      10,580         11,465
                                                         -----------
                                                              11,931
                                                         -----------
Illinois 6.3%
Chicago, Illinois Board of Education
General Obligation Bonds, (FGIC Insured),
Series 1998
0.000% due 12/01/2020                           3,000          1,083

Chicago, Illinois General Obligation
Bonds, (MBIA Insured), Series 2001
5.100% due 01/01/2023 (c)                       5,965          3,714

Chicago, Illinois Midway Airport
Revenue Bonds, (MBIA Insured),
Series 2000
5.000% due 01/01/2031 (d)                         750            687

Chicago, Illinois Residual General
Obligation Bonds,
(MBIA Insured), Series 2000
4.930% due 01/01/2028 (d)                         500            478

Palatine Illinois Tax Increment
Revenue Bonds,
(AMBAC Insured), Series 1998
5.250% due 01/01/2017                           1,500          1,546
                                                         -----------
                                                               7,508
                                                         -----------
Indiana 3.3%
Eagle-Union Middle School Building
Bonds, (AMBAC State Aid Withholding
Insured), Series 2001
5.000% due 01/05/2020                           2,000          1,980

Merrillville Indiana Multi School
Building Corporation
Revenue Bonds, (MBIA Insured),
Series 2001
5.000% due 01/05/2021                  $        2,000    $     1,967
                                                         -----------
                                                               3,947
                                                         -----------
Kentucky 3.8%
Kentucky State Turnpike Authority
Economic Development Road Revenue
Bonds, Series 1993
7.284% due 06/06/2012 (d)                       4,000          4,600
                                                         -----------
Massachusetts 2.9%
Massachusetts Bay Transition Authority
Revenue Bonds,(Gov. of Authority Insured),
Series 2000
5.530% due 03/01/2028 (d)                         500            471

Massachusetts State Development Financial
Agency Revenue Bonds, (GNMA Insured),
Series 2000
9.000% due 06/20/2031                             375            434

Massachusetts State Individual Financing
Agency Revenue Bonds,
(FSA Gov. of Institution Insured),
Series 1998
5.000% due 03/01/2028                           1,000            981

Massachusetts State Turnpike Authority
Revenue Bonds,
(AMBAC Insured), Series 2000
6.100% due 01/01/2039 (d)                         600            552

Massachusetts State Water Residential
Authority Revenue Bonds,
(FSA Gov. of Authority Insured),
Series 2001
6.290% due 08/01/2037 (d)                         500            422

Massachusetts State Water Residential
Authority Revenue Bonds,
(MBIA Insured), Series 1995
4.750% due 12/01/2021                             700            665
                                                         -----------
                                                               3,525
                                                         -----------
Nevada 3.7%
Clark County, Nevada General
Obligation Ltd. Bonds,
(MBIA Insured), Series 2000
8.570% due 07/01/2030 (d)                       1,400          1,451

Nevada State General Obligation Bonds,
(FGIC Insured),
Series 2000
7.290% due 05/15/2028 (d)                       1,000            937

Nevada State General Obligation Bonds,
(FGIC Insured), Series 2001
7.570% due 05/15/2028 (d)                       2,163          2,078
                                                         -----------
                                                               4,466
                                                         -----------
New Hampshire 2.8%
New Hampshire Educational & Health
Facilities Authority
Revenue Bonds, Series 1997
5.125% due 06/01/2028                           1,400          1,392

New Hampshire Health & Educational
Facilities Authority
Revenue Bonds, (AMBAC Insured),
Series 2002
5.375% due 07/01/2020                           2,000          2,011
                                                         -----------
                                                               3,403
                                                         -----------
New Jersey 9.3%
New Jersey Economic Development
Authority Revenue Bonds,
Series 1998
6.375% due 04/01/2018                             500            524
6.375% due 04/01/2031                           2,500          2,611
6.500% due 04/01/2031                           5,000          5,197

New Jersey State Highway Authority
Garden State Parkway
General Revenue Bonds,
(FGIC Insured), Series 2001
5.500% due 01/01/2013                           2,500          2,771
                                                         -----------
                                                              11,103
                                                         -----------
New York 12.6%
Long Island Power Authority New York
Electric System Revenue Bonds,
(FSA Insured), Series 2001
7.040% due 12/01/2022 (d)                         650            654

New York City, New York General
Obligation Bonds,
(MBIA Insured), Series 2001
5.125% due 05/15/2029 (d)(e)                    5,915          5,908

58 Semi-Annual Report | 9.30.01 | See accompanying notes

Municipal Sector Portfolio
September 30, 2001 (Unaudited)

                                            Principal
                                               Amount          Value
                                               (000s)         (000s)

New York City, New York Municipal Water
& Sewer System Financial Authority
Revenue Bonds, (FSA Insured),
Series 2000
7.770% due 06/15/2029 (d)                 $       500    $       480

New York City, New York Municipal Water
& Sewer System Financial Authority
Revenue Bonds, (FSA-CR Insured),
Series 2001
9.050% due 06/15/2029 (d)                       1,000          1,151

New York City, New York Transitional
Financial Authority
Revenue Bonds, Series 2000
7.670% due 11/01/2024 (d)                       1,000          1,081

New York State Dormitory Authority
Revenue Bonds, (MBIA-IBC Insured),
Series 2000
8.790% due 07/01/2025 (d)                       1,500          1,567

New York State Dormitory Authority
Revenue Bonds,
Series 1993
5.250% due 05/15/2019                           4,000          4,210
                                                         -----------
                                                              15,051
                                                         -----------
North Carolina 11.3%
North Carolina Municipal Power Agency
No. 1 Catawba Electric Revenue Bonds,
Series 1993
1.000% due 01/01/2020 (d)                       5,000          5,239

North Carolina State General Obligation
Bonds, Series 2000
5.100% due 09/01/2017                            8,000         8,316
                                                         -----------
                                                              13,555
                                                         -----------
Pennsylvania 14.7%
Lewistown Boro, Pennsylvania Municipal
Authority Water Revenue Bonds,
(MBIA Insured), Series 2001
5.150% due 01/01/2030                           1,155          1,158

Pennsylvania Economic Development
Financing Authority MultiFamily
Revenue Bonds, (GIC-AIG Insured),
Series 2000
4.700% due 06/01/2004                           3,730          3,756

Pennsylvania State General Obligation
Bonds, Series 1998
5.000% due 08/01/2018                           5,000          5,048

Pennsylvania State General Obligation
Bonds, Series 2001
7.670% due 12/01/2017 (d)                       6,750          6,948

Philadelphia, Pennsylvania School
District General Obligation Bonds,
(MBIA State Aid Withholding Insured),
Series 2000
5.540% due 04/01/2027 (d)                         500            439

Philadelphia, Pennsylvania School
District General Obligation Bonds,
(MBIA State Aid Withholding Insured),
Series 2001
6.220% due 04/01/2027 (d)                         250            219
                                                         -----------
                                                              17,568
                                                         -----------
Puerto Rico 0.6%
Childrens Trust Fund Tobacco Settlement
Revenue Bonds, Series 2000
6.000% due 07/01/2026                             700            751
                                                         -----------

South Carolina 1.8%
South Carolina State Public Service
Authority Revenue Bonds,
Series 1993
6.590% due 06/28/2013 (d)                       2,000          2,168
                                                         -----------
Texas 5.2%
Arlington, Texas Independent School
District General Obligation Bonds,
(PSF-FTD Insured), Series 1999
5.000% due 02/15/2024                           1,000            980

Denton County, Texas Utility System
Revenue Bonds,
(MBIA Insured), Series 2000
5.680% due 12/01/2029 (d)                       1,000            988

Houston, Texas Airport System Revenue
Bonds, (FGIC Insured), Series 2001
7.570% due 07/01/2028 (d)                       1,418          1,306



                                            Principal
                                               Amount          Value
                                               (000s)         (000s)

Houston, Texas Independent School
District General Obligation Bonds,
(PSF-GTD Insured), Series 2001
6.160% due 02/15/2026 (d)                 $       750    $       652

Katy, Texas Independent School District
General Obligation Ltd. Bonds,
(PSF-GTD Insured), Series 1998
4.750% due 02/15/2024                           2,500          2,332
                                                         -----------
                                                               6,258
                                                         -----------
Washington State 0.4%
Port Seattle, Washington Revenue Bonds,
(MBIA Insured), Series 2001
3.000% due 02/01/2024 (d)                         500            531
                                                         -----------

Total Municipal Bonds & Notes                                120,351
                                                         -----------
(Cost $118,240)

   U.S. TREASURY OBLIGATIONS 0.4%

Treasury Inflation Protected Securities
     3.375% due 01/15/2007 (b)                    449            462
                                                         -----------
Total U.S. Treasury Obligations                                  462
                                                         -----------
(Cost $457)

   SHORT-TERM INSTRUMENTS 2.5%

Commercial Paper 2.5%
SSgA Tax Free Money Market
     1.940% due 10/01/2001                      2,988          2,988
                                                         -----------
Total Short-Term Instruments                                   2,988
                                                         -----------
(Cost $2,988)

Total Investments (a) 103.4%                             $   123,801
(Cost $121,685)

Other Assets and Liabilities (Net) (3.4%)                     (4,064)
                                                         -----------

Net Assets 100.0%                                        $   119,737
                                                         -----------

Notes to Schedule of Investments
(amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was
an excess of value over tax cost.                    $         2,754

Aggregate gross unrealized depreciation
for all investments in which there was
an excess of tax cost over value.                               (638)
                                                         -----------
Unrealized appreciation-net                          $         2,116
                                                         -----------
(b) Securities with an aggregate market
value of $462 have been segregated with
the custodian to cover margin requirements
for the following open futures
contracts at September 30, 2001:
                                                          Unrealized
                                                 # of  Appreciation/
Type                                        Contracts (Depreciation)
--------------------------------------------------------------------
Municipal Bond (12/2001)                           25    $      (18)
U.S. Treasury 5 Year Note (12/2001)               250             20
U.S. Treasury 30 Year Bond (12/2001)              469          (663)
U.S. Treasury 30 Year Bond (03/2002)               50            (2)
                                                         -----------
                                                         $     (663)
                                                         -----------

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of September 30, 2001.

(e) Restricted security.

                                           See accompanying notes | 9.30.01 | 59

Notes to Financial Statements
September 30, 2001 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the Trust) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the Act), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment portfolios. The Short-Term, U.S. Government Sector, Investment Grade Corporate, High Yield, Mortgage, Asset-Backed Securities, Real Return, International, Emerging Market, and Municipal Sector Portfolios (the "Portfolios") are a series of the Trust. The following is a summary of significant accounting policies followed in the preparation of the Portfolios' financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over the counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the Portfolios changed accounting methods relating to the amortization of premiums and discounts by adopting the interest method. The Portfolio with significant adjustments to beginning balances for the cumulative effect is as follows (amounts in thousands):

Emerging Markets Portfolio      $ 612

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed on a quarterly basis to shareholders. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

60 Semi-Annual Report | 9.30.01

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolios are authorized to enter into futures contracts and options. A Portfolio may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option is quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Contracts. The Portfolios are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. A Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Short Sales. Certain Portfolios have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swaps. The Portfolios are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Delayed Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.


                                                 9.30.01 | Semi-Annual Report 61

September 30, 2001 (Unaudited)

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC
(PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the Adviser) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at the annual rate of 0.02% for all Portfolios.

Administration Fee. PIMCO serves as administrator (the Administrator), and provides administrative services to the Trust for which it receives from each Portfolio a monthly administrative fee based on each Portfolio's average daily net assets. The Administration Fee is charged at the annual rate of 0.10% for the International and Emerging Markets Portfolios; and 0.03% for all other Portfolios.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not interested persons of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) organization expenses. PIMCO has agreed to waive a portion of the Portfolios administrative fees to the extent that the payment of each Portfolio's pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed then-current in the prospectus plus 0.49 basis points (calculated as a percentage of each Portfolio's average daily net assets). PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

Distributor. PIMCO Funds Distributors LLC, (PFD), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Portfolios' shares.

4. Federal Income Tax Matters

As of March 31, 2001, the Portfolio listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

Additionally, the Short-Term, U.S. Government Sector, Investment Grade Corporate, Mortgage, Real Return, International, Emerging Markets, and Municipal Sector Portfolios realized capital losses and/or foreign currency losses during the period November 1, 2000 through March 31, 2001, which the Portfolio elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $58,835, $1,083,033, $698,908, $10,490,386, $75,259, $216,611,
$1,974,615, $19,661 respectively.

The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.


                                         Capital Loss Carryforwards
                             -----------------------------------------------
                             Realized Losses   Acquired Losses    Expiration
                             -----------------------------------------------
Emerging Markets Portfolio   $     3,257,844       $         0    03/31/2009


62 Semi-Annual Report | 9.30.01

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                      U.S. Government       Investment Grade     Mortgage            Asset-Backed    International
                                     Sector Portfolio    Corporate Portfolio    Portfolio    Securities Portfolio       Portfolio
                                                                                  Premium
Balance at 03/31/2001                   $       2,004        $             0   $        0          $           0     $      1,606
Sales                                          11,333                  2,113       15,298                    366            2,680
Closing Buys                                   (7,131)                  (738)      (6,000)                  (237)               0
Expirations                                    (2,552)                     0            0                      0           (1,310)
Exercised                                           0                      0            0                      0                0
Balance at 09/30/2001                   $       3,654        $         1,375   $    9,298          $         129     $      2,976

6. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term instruments) for the period ended September 30, 2001 were as follows (amounts in thousands):

                                                            U.S. Government/Agency                               All Other
                                                  Purchases                       Sales            Purchases                  Sales
Short-Term Portfolio                          $      46,741               $     142,536        $     101,254        $    76,237,201
U.S. Government Sector Portfolio                  7,050,284                   7,679,560               93,836                 59,429
Investment Grade Corporate Portfolio              1,030,621                   1,029,757            1,710,391                896,828
High Yield Portfolio                                      0                           0              111,612                146,004
Mortgage Portfolio                               22,898,732                  21,487,241              996,345                404,623
Asset-Backed Securities Portfolio                   261,423                     261,624               26,371                  6,683
Real Return Portfolio                               802,433                     563,473               19,578                 15,535
International Portfolio                           1,170,110                     931,907            3,123,320              2,724,427
Emerging Markets Portfolio                                0                           0              705,161                662,496
Municipal Sector Portfolio                              457                         564              183,856                133,623

                                                 9.30.01 | Semi-Annual Report 63

September 30, 2001 (Unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                              Short-Term Portfolio                      U.S. Government Sector Portfolio
                                   Period Ended          Period from 04/20/2000        Period Ended
                                    09/30/2001                    to 03/31/2001         09/30/2001           Year Ended 03/31/2001
                                 Shares         Amount     Shares        Amount     Shares       Amount      Shares        Amount
Receipts for shares sold          8,042       $ 80,337     31,863     $ 320,600     108,078  $ 1,227,890     140,400   $ 1,559,920
Issued as reinvestment of
 distributions                      448          4,487        626         6,284       2,959       33,583       6,248        68,870
Cost of shares
 redeemed                       (12,014)      (123,093)   (13,683)     (138,900)    (87,737)    (983,613)    (65,217)     (729,470)
Net increase (decrease)
  resulting from Portfolio
  share transactions             (3,524)     $ (38,269)    18,806     $ 187,984      23,300  $   277,860     81,431    $   899,320



                                       Investment Grade Corporate Portfolio                        High Yield Portfolio
                                   Period Ended                                        Period Ended         Period from 12/08/2000
                                    09/30/2001            Year Ended 03/31/2001         09/30/2001                   to 03/31/2001
                                 Shares         Amount     Shares        Amount      Shares       Amount      Shares        Amount
Receipts for shares sold         98,357     $1,072,528    101,327    $1,055,526       2,124      $19,556      68,667     $ 661,618
Issued as reinvestment of         2,769         29,984      2,865        29,275         784        6,801         980         9,423
distributions
Cost of shares redeemed         (20,954)      (224,038)   (40,948)     (419,378)     (6,177)     (58,108)    (47,453)     (471,509)
Net increase (decrease)
   resulting from Portfolio
   share transactions            80,172     $  878,474     63,244    $  665,423      (3,269)    $(31,751)     22,194     $ 199,532


                                              Mortgage Portfolio                             Asset-Backed Securities Portfolio
                                   Period Ended                                        Period Ended         Period from 10/31/2000
                                    09/30/2001            Year Ended 03/31/2001          09/30/2001                  to 03/31/2001
                                 Shares         Amount     Shares        Amount      Shares       Amount      Shares        Amount
Receipts for shares sold        309,474   $  3,402,082    410,432    $4,292,103       2,070    $  22,600       5,485    $   55,556
Issued as reinvestment of        11,448        126,445     21,487       224,172
distributions                                                                           170        1,851          82           855
Cost of shares redeemed        (125,361)    (1,386,773)  (205,699)   (2,178,527)       (397)      (4,350)       (470)       (4,851)
Net increase (decrease)
   resulting from Portfolio
   share transactions           195,561   $  2,141,754    226,220    $2,337,748       1,843    $  20,101       5,097   $    51,560


                                               Real Return Portfolio                              International Portfolio
                                   Period Ended          Period from 04/28/2000        Period Ended
                                    09/30/2001                   to  03/31/2001         09/30/2001           Year Ended 03/31/2001
                                 Shares         Amount     Shares        Amount      Shares       Amount      Shares        Amount
Receipts for shares sold         23,016      $ 252,975     22,455     $ 231,658     127,922    $ 876,245     442,780    $3,048,940
Issued as reinvestment of
distributions                       806          8,898        510         5,240      10,780       74,492      18,256       124,599
Cost of shares redeemed         (10,458)      (114,890)    (3,701)      (38,425)   (323,224)  (2,291,766)   (121,926)     (841,610)
Net increase (decrease)
   resulting from Portfolio
   share transactions            13,364      $ 146,983     19,264     $ 198,473    (184,522) $(1,341,029)    339,110    $2,331,929



                                               Emerging Markets Portfolio
                                     Period Ended
                                      09/30/2001         Year Ended 03/31/2001

                               Shares         Amount     Shares        Amount
Receipts for shares sold       11,567       $117,087     33,499    $  329,447
Issued as reinvestment of
distributions                   1,180         11,800      3,259        31,541
Cost of shares redeemed       (11,139)      (113,066)   (43,726)     (425,655)
Net increase (decrease)
   resulting from Portfolio
   share transactions           1,608       $ 15,821     (6,968)    $ (64,667)



                                        Municipal Sector Portfolio
                                 Period Ended          Period from 08/21/2000
                                  09/30/2001                    to 03/31/2001
                               Shares         Amount     Shares        Amount
Receipts for shares sold        6,099      $  67,362      6,697     $  67,208
Issued as reinvestment of
distributions                     159          1,753         73           755
Cost of shares redeemed        (1,795)       (20,069)      (380)       (4,026)
Net increase resulting
   from Portfolio share
   transactions                 4,463      $  49,046      6,390     $  63,937


64 Semi-Annual Report | 9.30.01

Pacific Investment Manageme nt Company LLC (PIMCO) is responsible for the management and administrati on of the PIMCO Funds: Pacific Investment Management Series. Founded in 1971, PIMCO currently manages assets in excess of $234 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.




Trustees and Officers
     Brent R. Harris Chairm an and Trustee
     R. Wesley Burns President and Trustee
     Guilford C. Babcock Trustee
     E. Philip Cannon Trustee
     Vern O. Curtis Trustee
     J. Michael Hagan Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company LLC
     840 Newport Center Drive, Suite 300
     Newport Beach, CA 92660

Custodian
     State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, MO 64105

Transfer Agent
     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, MO 64105

Counsel
     Dechert
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     One North Wacker Drive
     Chicago, IL 60606

[LOGO] PIMCO FUNDS


PIMCO FUNDS DISTRIBUTORS LLC
840 NEWPORT CENTER DRIVE
NEW PORTBEACH, CA 92660

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed Semi-Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

This report is submitted for the general information of the shareholders of the PIMCO Funds: Private Account Portfolio Series. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective offering memorandum for the PIMCO Funds: Private Account Portfolio Series, which contains information covering its investment policies as well as other pertinent information.

     September 30, 2001


                          Semi-Annual Report

Pacific Investment
Management Series                 European Convertible Fund

Share Class

    A


                                                                           PIMCO
                                                                      ----------
                                                                           FUNDS

Table of Contents

     Fund Summary                                                            2
     Schedule of Investments                                                 7

                                                       Fund      Schedule of
             Fund                                   Summary        Investments
             European Convertible Fund                  2                    7

     Financial Highlights                                                    3
     Statement of Assets and Liabilities                                     4
     Statement of Operations                                                 5
     Statement of Changes in Net Assets                                      6
     Notes to Financial Statements                                        8-11

             PIMCO European Convertible Fund Performance & Statistics

CUMULATIVE TOTAL RETURN For periods ended 9/30/01

                                                           1 year          3 years        5 years        10 years     Inception*
                                                                                                                      (11/30/00)
PIMCO European Convertible Fund
A Shares                                                      --              --             --              --          0.67%
--------------------------------------------------------------------------------------------------------------------------------
PIMCO European Convertible Fund A Shares (adjusted)           --              --             --              --         -3.85%
--------------------------------------------------------------------------------------------------------------------------------
UBS All European Convertible Index                            --              --             --              --            --



MATURITY PROFILE                             SECTOR BREAKDOWN                              QUALITY BREAKDOWN

Less than 1 year                18%   Convertible Bonds & Notes              77.4%   AAA                                17.0%
-----------------------------------   --------------------------------------------   ----------------------------------------
1-5 years                       21%   Short-Term Instruments                 18.1%   AA                                 27.0%
-----------------------------------   --------------------------------------------   ----------------------------------------
10-20 years                     61%   Other                                   4.5%   A                                  30.5%
-----------------------------------   --------------------------------------------   ----------------------------------------
Duration                  1.7 years                                                  BBB                                25.5%


CHANGE IN VALUE For periods ended 9/30/01

                                     [CHART]




                     PIMCO European      UBS All European
         MONTH       Convertible A      Convertible Index
     ====================================================

     11/30/2000          9,550               10,000
     12/31/2000          9,585               10,584
     01/31/2001          9,672               10,823
     02/28/2001          9,547               10,211
     03/31/2001          9,556                9,809
     04/30/2001          9,681               10,124
     05/31/2001          9,700                9,665
     06/30/2001          9,657                9,522
     07/31/2001          9,667                9,588
     08/31/2001          9,657                9,739
     09/30/2001          9,614                9,503


Fund Characteristics
----------------------------------------


Objective:

Maximum total return, consistent with
Prudent investment management

Portfolio:

Primarily European convertible
securities


Fund Inception Date:
11/30/00

Total Net Assets:
$5.0 million

Portfolio Manager:
Sandra K. Durn

* Inception returns are cumulative since the fund is less than 1 year old. Past performance is no guarantee of future results. The Fund may invest up to 40% of its assets in high yield securities rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality.


PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------
     . The European Convertible Fund Class A shares returned 0.60% for the semi-annual period ended September 30, 2001, compared to -3.11% for the UBS All European Convertible Index.


     . The Fund's lower delta, or sensitivity to price movements in the underlying equities, enhanced relative performance as these equities underperformed over the past six months.


     . The Fund's relatively high average credit quality added to results as investment grade convertibles significantly outperformed speculative grade issues.


     . Underweighting telecom and technology issues was positive for returns as these companies suffered from weak profits amid reduced investment spending.

     . Health care holdings were positive for performance as individual issues such as Roche had absolute positive returns.

     . The use of a proprietary valuation model was instrumental in taking advantage of security pricing inefficiencies in the market.


2 PIMCO Funds Semi-Annual Report 9.30.01

PIMCO Financial Highlights Cass A

Selected Per Share Data for the Period Ended:

                                                           European Convertible Fund
                                                     -------------------------------------------
                                                          Class A                  Class A
                                                     September 30, 2001*    November 30, 2000 to
                                                                                March 31, 2001

Net Asset Value Beginning of Period                    $    10.00               $    10.00
---------------------------------------------------  -------------------------------------------
Net Investment Income (a)                                    0.07                     0.03
---------------------------------------------------  -------------------------------------------
Net Realized and Unrealized Gain (Loss) (a)                 (0.04)                   (0.02)
---------------------------------------------------  -------------------------------------------
Total Income (Loss) from Investment Operations               0.03                     0.01
---------------------------------------------------  -------------------------------------------
Dividends from Net Investment Income                        (0.06)                   (0.04)
---------------------------------------------------  -------------------------------------------
Total Distributions                                         (0.06)                   (0.04)
---------------------------------------------------  -------------------------------------------
Net Asset Value End of Period                          $     9.97               $     9.97
---------------------------------------------------  -------------------------------------------
Total Return                                                 0.60%                    0.07%
---------------------------------------------------  -------------------------------------------
Net Assets End of Period (000s)                        $       10               $       10
---------------------------------------------------  -------------------------------------------
Ratio of Expenses to Average Net Assets                      1.15%+                   1.15%+
---------------------------------------------------  -------------------------------------------
Ratio of Net Investment Income to Average Net Assets         1.45                     0.87%+
---------------------------------------------------  -------------------------------------------
Portfolio Turnover Rate                                       113%                     175%
---------------------------------------------------  -------------------------------------------

* Unaudited

+ Annualized

(a) Per share amounts based on average number of shares outstanding during the period.


                                        9.30.01 PIMCO Funds Semi-Annual Report 3

PIMCO Statement of Assets and Liabilities Class A

September 30, 2001 (Unaudited)

                                                                             European
                                                                             Convertible
Amounts in thousands, except per share amounts                               Fund
Assets:

Investments, at value                                                        $     4,993
Cash and foreign currency                                                              1
Receivable for investments sold and forward foreign currency contracts                13
Interest and dividends receivable                                                     38
Other assets                                                                           0
----------------------------------------------------------------------------------------
                                                                             $     5,045
----------------------------------------------------------------------------------------
Liabilities:
Accrued investment advisory fee                                              $         2
Accrued administration fee                                                             1
Other liabilities                                                                      0
                                                                                       3
----------------------------------------------------------------------------------------
Net Assets                                                                   $     5,042
----------------------------------------------------------------------------------------
Net Assets Consist of:
Paid in capital                                                              $     5,059
Undistributed net investment income                                                  101
Accumulated undistributed net realized gain                                           53
Net unrealized (depreciation)                                                       (171)
----------------------------------------------------------------------------------------
                                                                             $     5,042
----------------------------------------------------------------------------------------
Net Assets:
Class A                                                                      $        10
Other Classes                                                                      5,032
----------------------------------------------------------------------------------------

Shares issued and Outstanding:
Class A                                                                                1
----------------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share (Net Assets Per Share
Outstanding)
Class A                                                                      $      9.97

Cost of Investments Owned                                                    $     5,178
Cost of Foreign Currency Held                                                $         1
----------------------------------------------------------------------------------------

4 PIMCO Funds Semi-Annual Report 9.30.01

PIMCO Statement of Operations Class A

For the six months ended September 30, 2001 (Unaudited)

                                                                     European
Amounts in thousands                                            Convertible Fund

Investment Income:

Interest                                                            $        63
Dividends, net of foreign taxes                                               5
Miscellaneous income                                                          0
 Total Income                                                                68
-------------------------------------------------------------------------------

Expenses:
Investment advisory fees                                                     13
Administration fees                                                           6
Distribution and/or servicing fees - Class A                                  0
Distribution and/or servicing fees - Other Classes                            0
Trustees' fees                                                                0
Interest expense                                                              2
Miscellaneous expense                                                         0
 Total expenses                                                              21

Net Investment Income                                                        47
-------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                             35
Net realized gain on futures contracts and written options                    0
Net realized gain on foreign currency transactions                           18
Net change in unrealized appreciation on investments                         23
Net change in unrealized appreciation (depreciation) on futures
contracts and written options                                                 0

Net change in unrealized (depreciation) on translation of assets and liabilities denominated in
foreign currencies                                                          (87)
   Net(Loss)                                                                (11)
Net Increase in Assets Resulting from Operations                    $        36
-------------------------------------------------------------------------------

                                        9.30.01 PIMCO Funds Semi-Annual Report 5

PIMCO Statement of Changes in Net Assets Class A

Amounts in thousands                                           European Convertible Fund
                                                         ---------------------------------------
                                                          Six Months Ended       Period from
Increase (Decrease) in Net Assets from:                  September 30, 2001  November 30, 2000 to
                                                             (Unaudited)          March 31, 2001
Operations:

Net investment income                                          $    47                $    21
Net realized gain                                                   53                     93
Net change in unrealized (depreciation)                            (64)                  (107)
Net increase resulting from operations                              36                      7
---------------------------------------------------------------------------------------------
Distributions to Shareholders:
From net investment income
 Class A                                                             0                      0
Other Classes                                                      (40)                   (20)
In excess of net investment income
 Class A                                                             0                      0
 Other Classes                                                       0                      0
From net realized capital gains
 Class A                                                             0                      0
 Other Classes                                                       0                      0
In excess of net realized capital gains
 Class A                                                             0                      0
 Other Classes                                                       0                      0
Total Distributions                                                (40)                   (20)
---------------------------------------------------------------------------------------------

Fund Share Transactions:

Receipts for shares sold

 Class A                                                             0                     10
 Other Classes                                                       0                  4,990
Issued in reorganization
 Class A                                                             0                      0
 Other Classes                                                       0                      0
Issued as reinvestment of distributions
 Class A                                                             0                      0
 Other Classes                                                      39                     20
Cost of shares redeemed
 Class A                                                             0                      0
 Other Classes                                                       0                      0
Net increase resulting from Fund share transactions                 39                  5,020
Total Increase in Net Assets                                        35                  5,007
---------------------------------------------------------------------------------------------

Net Assets:
Beginning of period                                              5,007                      0
End of period *                                                $ 5,042                $ 5,007
---------------------------------------------------------------------------------------------
* Including net undistributed investment income of:            $   101                $    94

6 PIMCO Funds Semi-Annual Report 9.30.01

Schedule of Investments
European Convertible Fund
September 30, 2001 (Unaudited)

                                                            Principal
                                                              Amount      Value
                                                              (000s)      (000s)
CONVERTIBLE BONDS & NOTES (b)(c) 76.7%

Banking & Finance 32.4%
Axa
    2.500% due 01/01/2014                              EC        165     $  135
CIBA Specialty Chemical Investments Ltd.
    1.250% due 07/24/2003                               $        200        190
Fortis (NL) NV
    1.500% due 07/29/2004                              EC        200        188
Swiss life Finance Ltd.
    2.000% due 05/20/2003                               $        200        208
    0.750% due 05/20/2005                              SF        250        150
    2.000% due 05/20/2005                               $        200        206
Swiss Re America
    2.250% due 06/10/2004                                        150        149
Verizon Global Funding
    5.750% due 04/01/2003                                        200        205
    4.250% due 09/15/2005                                        200        202
                                                                       ---------
                                                                          1,633
                                                                       =========
Consumer Discretionary 3.0%
Koninklijke Ahold NV
    4.000% due 05/19/2005                              EC        150        150
                                                                       ---------
Health Care 5.8%
Roche Holdings Inc.
    0.000% due 04/20/2010                               $        200        116
    0.000% due 01/19/2015                                        250        177
                                                                       ---------
                                                                            293
                                                                       =========
Industrial 32.2%
Finmeccanica SpA
    2.000% due 06/08/2005                              EC        200        180
France Telecom
    4.125% due 11/29/2004                                        250        215
Hutchison Whampoa International
    2.875% due 09/15/2003                               $        200        193
Nestle Australia Ltd.
    1.250% due 04/27/2005                                        200        203
Siemens Nederland NV
    1.000% due 08/10/2005                              EC        200        164
Sol Media Europe BV
    1.000% due 09/15/2004                                        100         89

Tecnost International NV
    1.000% due 11/03/2005                                        200        172
Usinor
    3.875% due 01/01/2005                                        248        216
Vivendi Universal
    1.250% due 01/01/2004                                        226        194
                                                                       ---------
Technology 3.3%                                                           1,626
                                                                       =========
STMicroelectronics NV
    0.000% due 11/16/2010                               $        250        165
                                                                       ---------
Total Convertible Bonds & Notes                                           3,867
   (Cost $4,002)                                                       =========

COMMON STOCKS 4.3%

                                                              Shares
Communications 2.6%
Vodafone Group PLC SP - ADR                                    6,032        132
                                                                       ---------
Health Care 1.7%
Elan Corp. PLC SP - ADR                                        1,815         88
                                                                       ---------
Total Common Stocks                                                         220
(Cost $270)                                                            =========

                                                            Principal
                                                              Amount      Value
                                                              (000s)      (000s)

SHORT-TERM INSTRUMENTS 18.0%

Commercial Paper 13.9%
Fannie Mae
   3.150% due 10/01/2001                                   $     600   $    600
Swedbank, Inc.
   3.570% due 11/20/2001                                         100         99
                                                                       ---------
                                                                            699
                                                                       =========
Repurchase Agreement 4.1%
State Street Bank
  2.600% due 10/01/2001                                          207        207
  Dated 09/28/2001. Collateralized by Federal
  Home Loan Bank 4.750% due 06/04/2003
  valued at $214. Repurchase proceeds are $207.)
                                                                       ---------
Total Short-Term Instruments                                                906
(Cost $906)                                                            =========

Total Investments (a) 99.0%                                            $  4,993
(Cost $5,178)

Other Assets and Liabilities (Net) 1.0%                                      49
                                                                       ---------
Net Assets 100.0%                                                      $  5,042
                                                                       =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $    31

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (216)
                                                                       ---------
Unrealized depreciation-net                                            $   (185)
                                                                       =========

(b) Foreign forward currency contracts outstanding at September 30, 2001:

                         Principal
                           Amount
                         Covered by         Settlement          Unrealized
 Type      Currency       Contract            Month            Appreciation
---------------------------------------------------------------------------
 Sell         EC          1,967               10/2001           $      11
 Sell         SF            242               11/2001                   1
                                                                -----------
                                                                       12
                                                                ===========
(c) Principal amount denoted in indicated currency:

     EC -  Euro
     SF -  Swiss Franc

                                        9.30.01 PIMCO Funds Semi-Annual Report 7

PIMCO Notes to Financial Statements Class A

September 30, 2001 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A Class of the European Convertible Fund (the "Fund"). Certain detailed financial information for the Institutional, Administrative, Retail, and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the Funds changed accounting methods relating to the amortization of premiums and discounts by adopting the interest method. The cumulative effect and differences in the current year's income as a result of the change was immaterial to the Fund.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

8 PIMCO Funds Semi-Annual Report 9.30.01

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Forward Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.50% for the Fund.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for Class A is charged at the annual rate of 0.40% for the Fund.

                                        9.30.01 PIMCO Funds Semi-Annual Report 9

September 30, 2001 (Unaudited)

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the Retail and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                         Distribution Fee     Servicing Fee (%)
                                                      (%)
--------------------------------------------------------------------------------
Class A
All Funds                                             --                   0.25


Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and
(viii) any expenses allocated or allocable to a specific class of shares, which indude service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 1 8f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of the Fund's administrative fees to the extent that the payment of the Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49% basis points as set forth below (calculated as a percentage of the Fund's average daily net assets attributable to each class):


                           Inst'l Admin.

                          Class    Class   Class A   Class B   Class c   class D
--------------------------------------------------------------------------------
European Convertible
  Fund                     0.75%    1.00%    1.15%       -        -       1.05%


PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.


10 PIMCO Funds Semi-Annual Report 9.30.01

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2001 were as follows (amounts in thousands):

                                      U.S. Gov't/Agency         All Other
                                     -------------------------------------------
                                      Purchases   Sales     Purchases     Sales
--------------------------------------------------------------------------------
European Convertible Fund            $      0   $     0     $   4,988  $   4,481

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):

                                                                               European Convertible Fund
                                                                ----------------------------------------------------
                                                                       Period Ended           Period from 11/30/2000
                                                                        09/30/2001                 to 03/31/2001
                                                                   Shares        Amount         Shares        Amount
                                                                ----------------------------------------------------
Receipts for shares sold
Class A                                                                 0  $          0             1   $         10
-------------------------------------------------------------   ----------------------------------------------------
Other Classes                                                           0             0           499          4,990
-------------------------------------------------------------   ----------------------------------------------------

Shares issued in reorganization
Class A                                                                 0             0             0              0
-------------------------------------------------------------   ----------------------------------------------------
Other Classes                                                           0             0             0              0
-------------------------------------------------------------   ----------------------------------------------------

Issued as reinvestment of distributions
Class A                                                                 0             0             0              0
-------------------------------------------------------------   ----------------------------------------------------
Other Classes                                                           4            39             2             20
-------------------------------------------------------------   ----------------------------------------------------

Cost of shares redeemed
Class A                                                                 0             0             0              0
-------------------------------------------------------------   ----------------------------------------------------
Other Classes                                                           0             0             0              0
-------------------------------------------------------------   ----------------------------------------------------
Net increase resulting from Fund share transactions                     4     $      39           502     $    5,020
=============================================================   ====================================================


                                       9.30.01 PIMCO Funds Semi-Annual Report 11